UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,746,789,270
  # of Portfolio Investments1,783
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,344,362

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	2.8
Microsoft Corp.	2.7
Apple, Inc.	2.2
Amazon.com, Inc.	1.5
Alphabet, Inc.	1.3
Meta Platforms, Inc.	1.2
Broadcom, Inc.	0.9
Berkshire Hathaway, Inc.	0.6
Tesla, Inc.	0.6
JPMorgan Chase & Co.	0.6

Top 10 Fixed Income Issuers

U.S. Treasury Notes	19.3
U.S. Treasury Bonds	7.7
French Republic Government Bonds OAT	1.3
Federal National Mortgage Association	1.2
Japan Government Two Year Bonds	1.0
Italy Buoni Poliennali Del Tesoro	1.0
U.K. Gilts	0.7
Bundesrepublik Deutschland Bundesanleihe	0.6
Spain Government Bonds	0.5
Japan Government Twenty Year Bonds	0.5

Top 10 Countries

Value	Value
Netherlands	0.9
Switzerland	0.9
Spain	1.0
Italy	1.5
Australia	1.6
United Kingdom	2.7
Germany	2.7
France	2.9
Japan	6.0
United States	71.7

Asset Allocation

Value	Value
Investment Companies	0.0Footnote Reference*
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	2.3
Foreign Government	8.5
U.S. Treasury & Government Agencies	29.2
Common Stocks	58.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$408,271,086
  # of Portfolio Investments654
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$1,126,930

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Japan Government Two Year Bonds	3.9
Petroleos Mexicanos	3.6
China Government Bonds	3.4
U.K. Gilts	2.9
Dominican Republic International Bonds	2.3
Canada Government Bonds	2.1
Japan Government Five Year Bonds	1.9
Colombia Government International Bonds	1.9
Italy Buoni Poliennali Del Tesoro	1.9
Hungary Government International Bonds	1.8

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.2
Agency Sponsored Mortgage-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.5
Short-Term Investments	2.6
Corporate Bonds & Notes	33.4
Foreign Government	59.4

Top 10 Countries

Value	Value
Brazil	2.4
Turkey	3.4
Colombia	3.5
France	4.0
Canada	4.1
China	4.4
United Kingdom	5.6
Mexico	5.7
United States	6.7
Japan	9.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

AB International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$408,271,086
  # of Portfolio Investments654
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$1,126,930

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Japan Government Two Year Bonds	3.9
Petroleos Mexicanos	3.6
China Government Bonds	3.4
U.K. Gilts	2.9
Dominican Republic International Bonds	2.3
Canada Government Bonds	2.1
Japan Government Five Year Bonds	1.9
Colombia Government International Bonds	1.9
Italy Buoni Poliennali Del Tesoro	1.9
Hungary Government International Bonds	1.8

Asset Allocation

Value	Value
U.S. Treasury & Government Agencies	0.2
Agency Sponsored Mortgage-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.5
Short-Term Investments	2.6
Corporate Bonds & Notes	33.4
Foreign Government	59.4

Top 10 Countries

Value	Value
Brazil	2.4
Turkey	3.4
Colombia	3.5
France	4.0
Canada	4.1
China	4.4
United Kingdom	5.6
Mexico	5.7
United States	6.7
Japan	9.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$308,017,770
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$998,133

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Keurig Dr. Pepper, Inc.	3.1
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc.	2.8
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
Brown & Brown, Inc.	2.4

Top 10 Sectors

Value	Value
Information Technology	5.1
Consumer Staples	5.7
Energy	5.8
Consumer Discretionary	6.2
Utilities	7.0
Real Estate	8.8
Materials	9.2
Health Care	9.6
Financials	16.2
Industrials	24.2

Top Countries

Value	Value
Jersey, Channel Islands	1.1
Canada	2.0
Ireland	2.9
United States	91.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$308,017,770
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$998,133

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Keurig Dr. Pepper, Inc.	3.1
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc.	2.8
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
Brown & Brown, Inc.	2.4

Top 10 Sectors

Value	Value
Information Technology	5.1
Consumer Staples	5.7
Energy	5.8
Consumer Discretionary	6.2
Utilities	7.0
Real Estate	8.8
Materials	9.2
Health Care	9.6
Financials	16.2
Industrials	24.2

Top Countries

Value	Value
Jersey, Channel Islands	1.1
Canada	2.0
Ireland	2.9
United States	91.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Aggressive Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,936,659,206
  # of Portfolio Investments14
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$881,193

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.1
American Funds The Bond Fund of America, Class 1	4.5

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	5.9
International Developed Market Equities	20.1
U.S. Large Cap Equities	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Aggressive Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio) (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,936,659,206
  # of Portfolio Investments14
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$881,193

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.6
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	11.0
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds International Fund, Class 1	9.1
American Funds American Mutual Fund, Class R-6	9.0
American Funds Smallcap World Fund, Inc., Class R6	5.1
American Funds The Bond Fund of America, Class 1	4.5

Asset Allocation

Value	Value
Global Fixed Income	1.5
High Yield Fixed Income	1.9
Emerging Market Equities	3.0
Global Equities	5.1
Investment Grade Fixed Income	5.9
International Developed Market Equities	20.1
U.S. Large Cap Equities	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,048,959,117
  # of Portfolio Investments14
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,160,181

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.1
American Funds U.S. Government Securities Fund, Class R-6	10.3
American Funds Growth-Income Fund, Class 1	9.1
American Funds International Growth & Income Fund, Class R-6	8.7
American Funds Growth Fund, Class 1	8.6
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.4
U.S. Large Cap Equities	48.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Balanced Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,048,959,117
  # of Portfolio Investments14
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,160,181

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.1
American Funds U.S. Government Securities Fund, Class R-6	10.3
American Funds Growth-Income Fund, Class 1	9.1
American Funds International Growth & Income Fund, Class R-6	8.7
American Funds Growth Fund, Class 1	8.6
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	7.0
American Funds International Fund, Class 1	6.8

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.5
International Developed Market Equities	15.6
Investment Grade Fixed Income	23.4
U.S. Large Cap Equities	48.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Growth Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,974,405,348
  # of Portfolio Investments1
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

What did the Portfolio invest in?

The tables below show the investment make up of American Funds Insurance Series Growth Fund (the Master Fund), in which the Feeder Fund invests, representing a percentage of total net assets.

Top Equity Holdings

Meta Platforms, Inc.	9.3
NVIDIA Corp.	5.1
Microsoft Corp.	4.7
Tesla, Inc.	4.7
Netflix, Inc.	4.4
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Amazon.com, Inc.	2.4
TransDigm Group, Inc.	2.1
Intuitive Surgical, Inc.	2.1

Top 10 Sectors

Value	Value
Utilities	0.7
Materials	1.4
Energy	2.0
Consumer Staples	2.0
Financials	8.0
Industrials	10.5
Health Care	11.1
Consumer Discretionary	13.8
Communication Services	20.0
Information Technology	27.4

Top 10 Countries

Value	Value
Ireland	0.2
Mexico	0.2
United Kingdom	0.3
Denmark	0.3
Netherlands	0.3
South Korea	0.5
France	0.7
Taiwan	0.9
Canada	3.9
United States	89.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,946,674,353
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$658,793

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	18.8
American Funds The Bond Fund of America, Class 1	18.3
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	5.7
American Funds International Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Asset Allocation

Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.7
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.2
U.S. Large Cap Equities	39.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

American Funds® Moderate Allocation Portfolio: Class C

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,946,674,353
  # of Portfolio Investments14
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$658,793

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	18.8
American Funds The Bond Fund of America, Class 1	18.3
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.5
American Funds High-Income Trust Fund, Class R-6	5.7
American Funds International Fund, Class 1	5.6
American Funds Growth Fund, Class 1	5.1
American Funds AMCAP Fund, Class R-6	5.1

Asset Allocation

Value	Value
Emerging Market Equities	1.0
Global Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.7
International Developed Market Equities	12.1
Investment Grade Fixed Income	37.2
U.S. Large Cap Equities	39.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,910,929,825
  # of Portfolio Investments83
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$8,790,807

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

iShares Core MSCI EAFE ETF	24.5
Vanguard Total Bond Market ETF	20.0
iShares Core S&P 500 ETF	19.6
iShares Core U.S. Aggregate Bond ETF	15.4
Technology Select Sector SPDR Fund	2.5
iShares U.S. Real Estate ETF	2.0
Financial Select Sector SPDR Fund	1.2
Communication Services Select Sector SPDR Fund	1.0
Consumer Discretionary Select Sector SPDR Fund	0.9
Health Care Select Sector SPDR Fund	0.8

Asset Allocation

Value	Value
U.S. Small Cap Equities	1.6
Real Estate Equities	2.0
Commodities	3.9
Investment Grade Fixed Income	24.4
U.S. Large Cap Equities	26.4
International Developed Market Equities	28.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,013,764,759
  # of Portfolio Investments1,209
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,796,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.1
HUB International Ltd.	1.9
TransDigm, Inc.	1.9
Venture Global LNG, Inc.	1.7
Level 3 Financing, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.1
AthenaHealth Group, Inc.	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.1
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	1.0

Top 10 Sectors

Value	Value
Healthcare-Services	3.0
Oil & Gas	3.2
Aerospace/Defense	3.6
Diversified Financial Services	3.7
Pipelines	4.5
Media	5.1
Insurance	6.2
Commercial Services	6.4
Software	6.8
Telecommunications	7.1

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.4
Convertible Bonds	0.7
Short-Term Investments	0.7
Common Stocks	0.8
Floating Rate Loans	8.0
Corporate Bonds & Notes	88.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

BlackRock High Yield Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,013,764,759
  # of Portfolio Investments1,209
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,796,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.1
HUB International Ltd.	1.9
TransDigm, Inc.	1.9
Venture Global LNG, Inc.	1.7
Level 3 Financing, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.1
AthenaHealth Group, Inc.	1.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.1
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	1.0

Top 10 Sectors

Value	Value
Healthcare-Services	3.0
Oil & Gas	3.2
Aerospace/Defense	3.6
Diversified Financial Services	3.7
Pipelines	4.5
Media	5.1
Insurance	6.2
Commercial Services	6.4
Software	6.8
Telecommunications	7.1

Asset Allocation

Value	Value
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.4
Convertible Bonds	0.7
Short-Term Investments	0.7
Common Stocks	0.8
Floating Rate Loans	8.0
Corporate Bonds & Notes	88.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,748,124,832
  # of Portfolio Investments30
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$601,006

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	6.0
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.3
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	10.0
International Developed Market Equities	23.1
U.S. Large Cap Equities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,748,124,832
  # of Portfolio Investments30
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$601,006

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.3
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	6.0
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.6
T. Rowe Price Large Cap Growth Portfolio, Class A	5.5
SSGA Emerging Markets Enhanced Index Portfolio, Class A	5.3
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.1
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	10.0
International Developed Market Equities	23.1
U.S. Large Cap Equities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$4,876,581,316
  # of Portfolio Investments119
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$5,757,684

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

U.S. Treasury Notes	18.2
U.S. Treasury Bonds	12.8
BlackRock Bond Income Portfolio, Class A	7.4
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.5
JPMorgan Core Bond Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	3.9
Western Asset Management U.S. Government Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.1
Baillie Gifford International Stock Portfolio, Class A	2.9

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
International Fixed Income	2.2
Global Equities	2.4
U.S. Small Cap Equities	4.9
U.S. Mid Cap Equities	5.6
High Yield Fixed Income	5.6
International Developed Market Equities	12.9
U.S. Large Cap Equities	31.3
Investment Grade Fixed Income	66.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$735,039,458
  # of Portfolio Investments147
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$2,632,753

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

UMB Financial Corp.	3.4
Franklin Electric Co., Inc.	3.2
Mueller Industries, Inc.	3.1
Innospec, Inc.	3.0
J&J Snack Foods Corp.	2.9
Eagle Materials, Inc.	2.5
Silgan Holdings, Inc.	2.5
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.0
NewMarket Corp.	2.0

Top 10 Sectors

Value	Value
Communication Services	1.0
Real Estate	1.3
Energy	4.3
Consumer Discretionary	5.1
Health Care	5.3
Information Technology	7.0
Consumer Staples	8.1
Materials	17.4
Financials	21.4
Industrials	25.9

Top Countries

Value	Value
Bermuda	0.3
Belgium	0.5
United Kingdom	2.4
United States	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$735,039,458
  # of Portfolio Investments147
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$2,632,753

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

UMB Financial Corp.	3.4
Franklin Electric Co., Inc.	3.2
Mueller Industries, Inc.	3.1
Innospec, Inc.	3.0
J&J Snack Foods Corp.	2.9
Eagle Materials, Inc.	2.5
Silgan Holdings, Inc.	2.5
Alamo Group, Inc.	2.2
UFP Industries, Inc.	2.0
NewMarket Corp.	2.0

Top 10 Sectors

Value	Value
Communication Services	1.0
Real Estate	1.3
Energy	4.3
Consumer Discretionary	5.1
Health Care	5.3
Information Technology	7.0
Consumer Staples	8.1
Materials	17.4
Financials	21.4
Industrials	25.9

Top Countries

Value	Value
Bermuda	0.3
Belgium	0.5
United Kingdom	2.4
United States	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$838,226,762
  # of Portfolio Investments87
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$3,087,891

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

LIG Nex1 Co. Ltd.	5.5
National Grid PLC	4.5
UBS Group AG	4.5
Hanwha Aerospace Co. Ltd.	3.2
Melrose Industries PLC	3.1
Tencent Holdings Ltd.	2.9
British American Tobacco PLC	2.8
Air Liquide SA	2.6
Aon PLC	2.4
BNP Paribas SA	2.4

Top 10 Sectors

Value	Value
Information Technology	1.4
Real Estate	2.3
Health Care	2.9
Consumer Discretionary	3.8
Communication Services	4.9
Materials	5.5
Consumer Staples	8.0
Utilities	8.6
Financials	28.6
Industrials	31.4

Top 10 Countries

Value	Value
China	3.7
Denmark	4.0
Italy	4.2
Japan	4.5
United States	5.4
Switzerland	7.0
South Korea	10.5
Germany	10.9
France	14.0
United Kingdom	21.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$838,226,762
  # of Portfolio Investments87
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$3,087,891

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

LIG Nex1 Co. Ltd.	5.5
National Grid PLC	4.5
UBS Group AG	4.5
Hanwha Aerospace Co. Ltd.	3.2
Melrose Industries PLC	3.1
Tencent Holdings Ltd.	2.9
British American Tobacco PLC	2.8
Air Liquide SA	2.6
Aon PLC	2.4
BNP Paribas SA	2.4

Top 10 Sectors

Value	Value
Information Technology	1.4
Real Estate	2.3
Health Care	2.9
Consumer Discretionary	3.8
Communication Services	4.9
Materials	5.5
Consumer Staples	8.0
Utilities	8.6
Financials	28.6
Industrials	31.4

Top 10 Countries

Value	Value
China	3.7
Denmark	4.0
Italy	4.2
Japan	4.5
United States	5.4
Switzerland	7.0
South Korea	10.5
Germany	10.9
France	14.0
United Kingdom	21.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$526,055,765
  # of Portfolio Investments459
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$1,586,486

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Asurion LLC	1.1
AmWINS Group, Inc.	1.0
TransDigm, Inc.	1.0
INEOS U.S. Finance LLC	1.0
Epicor Software Corp.	0.9
USI, Inc.	0.8
Primo Brands Corp.	0.8

Top 10 Sectors

Value	Value
Leisure Time	2.6
Entertainment	2.7
Retail	2.9
Building Materials	3.1
Computers	3.1
Chemicals	3.9
Diversified Financial Services	4.8
Insurance	6.8
Commercial Services	10.2
Software	13.5

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.2
Corporate Bonds & Notes	3.1
Short-Term Investments	4.2
Floating Rate Loans	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$526,055,765
  # of Portfolio Investments459
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$1,586,486

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Asurion LLC	1.1
AmWINS Group, Inc.	1.0
TransDigm, Inc.	1.0
INEOS U.S. Finance LLC	1.0
Epicor Software Corp.	0.9
USI, Inc.	0.8
Primo Brands Corp.	0.8

Top 10 Sectors

Value	Value
Leisure Time	2.6
Entertainment	2.7
Retail	2.9
Building Materials	3.1
Computers	3.1
Chemicals	3.9
Diversified Financial Services	4.8
Insurance	6.8
Commercial Services	10.2
Software	13.5

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.0Footnote Reference*
Common Stocks	1.2
Corporate Bonds & Notes	3.1
Short-Term Investments	4.2
Floating Rate Loans	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,005,986
  # of Portfolio Investments578
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$1,316,642

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	12.5
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corp. REMICS	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury STRIPS Coupon	2.2
Discover Card Execution Note Trust	1.6
American Express Credit Account Master Trust	1.6
U.S. Treasury Inflation-Indexed Notes	1.5
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.4
Goldman Sachs Group, Inc.	1.3

Asset Allocation

Value	Value
Common Stocks	0.0
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.8
Short-Term Investments	3.7
Floating Rate Loans	4.1
Non-Agency Mortgage-Backed Securities	7.9
Agency Sponsored Mortgage-Backed Securities	11.2
U.S. Treasury & Government Agencies	16.2
Asset-Backed Securities	16.6
Corporate Bonds & Notes	38.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$586,005,986
  # of Portfolio Investments578
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$1,316,642

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	12.5
Federal National Mortgage Association REMICS	3.3
Federal Home Loan Mortgage Corp. REMICS	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury STRIPS Coupon	2.2
Discover Card Execution Note Trust	1.6
American Express Credit Account Master Trust	1.6
U.S. Treasury Inflation-Indexed Notes	1.5
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.4
Goldman Sachs Group, Inc.	1.3

Asset Allocation

Value	Value
Common Stocks	0.0
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.8
Short-Term Investments	3.7
Floating Rate Loans	4.1
Non-Agency Mortgage-Backed Securities	7.9
Agency Sponsored Mortgage-Backed Securities	11.2
U.S. Treasury & Government Agencies	16.2
Asset-Backed Securities	16.6
Corporate Bonds & Notes	38.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$356,874,677
  # of Portfolio Investments133
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,181,552

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	8.8
Malaysia Government Bonds	8.7
Colombia TES	6.8
India Government Bonds	6.6
Republic of South Africa Government Bonds	6.1
Egypt Treasury Bills	5.4
Spain Government Bonds	4.5
Panama Government International Bonds	4.5
Norway Government Bonds	4.5
International Bank for Reconstruction & Development	4.4

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.7
Foreign Government	81.4

Top 10 Countries

Value	Value
Norway	4.4
Panama	4.5
Spain	4.5
South Africa	6.1
India	6.5
Colombia	6.8
Egypt	7.7
Malaysia	8.7
Brazil	8.8
Australia	10.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$356,874,677
  # of Portfolio Investments133
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,181,552

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	8.8
Malaysia Government Bonds	8.7
Colombia TES	6.8
India Government Bonds	6.6
Republic of South Africa Government Bonds	6.1
Egypt Treasury Bills	5.4
Spain Government Bonds	4.5
Panama Government International Bonds	4.5
Norway Government Bonds	4.5
International Bank for Reconstruction & Development	4.4

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.7
Foreign Government	81.4

Top 10 Countries

Value	Value
Norway	4.4
Panama	4.5
Spain	4.5
South Africa	6.1
India	6.5
Colombia	6.8
Egypt	7.7
Malaysia	8.7
Brazil	8.8
Australia	10.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,405,636,481
  # of Portfolio Investments197
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$5,631,796

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,405,636,481
  # of Portfolio Investments197
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$5,631,796

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,405,636,481
  # of Portfolio Investments197
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$5,631,796

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.1
Alphabet, Inc.	4.5
Amazon.com, Inc.	4.4
Wells Fargo & Co.	3.4
Broadcom, Inc.	3.2
Berkshire Hathaway, Inc.	1.9
Mastercard, Inc.	1.8
Exxon Mobil Corp.	1.7

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.7
Energy	3.9
Consumer Staples	5.5
Industrials	5.7
Communication Services	8.9
Health Care	10.8
Consumer Discretionary	11.6
Financials	14.0
Information Technology	32.2

Top Countries

Value	Value
Bermuda	0.1
Sweden	0.2
Denmark	0.2
Germany	0.7
Netherlands	0.9
United Kingdom	1.3
United States	95.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$862,369,998
  # of Portfolio Investments98
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid$2,574,048

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$862,369,998
  # of Portfolio Investments98
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid$2,574,048

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$862,369,998
  # of Portfolio Investments98
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid$2,574,048

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Welltower, Inc.	7.1
Simon Property Group, Inc.	5.2
Equinix, Inc.	4.9
Realty Income Corp.	4.6
Extra Space Storage, Inc.	3.0
VICI Properties, Inc.	2.9
Public Storage	2.9
Digital Realty Trust, Inc.	2.9
Goodman Group	2.7
Iron Mountain, Inc.	2.2

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.0
Hotel & Resort REITs	1.7
Office REITs	4.1
Diversified REITs	6.0
Health Care REITs	9.3
Residential REITs	9.4
Real Estate Management & Development	9.5
Industrial REITs	13.3
Specialized REITs	20.9
Retail REITs	23.9

Top 10 Countries

Value	Value
Belgium	1.0
Canada	1.6
Germany	1.8
Singapore	3.2
Hong Kong	3.4
France	4.2
United Kingdom	4.5
Australia	5.9
Japan	9.3
United States	62.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,091,295,892
  # of Portfolio Investments78
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$6,954,756

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,091,295,892
  # of Portfolio Investments78
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$6,954,756

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Harris Oakmark International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,091,295,892
  # of Portfolio Investments78
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$6,954,756

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Glencore PLC	3.2
BNP Paribas SA	3.0
Kering SA	3.0
Continental AG	2.8
CNH Industrial NV	2.8
Bayer AG	2.6
Fresenius Medical Care AG	2.4
Ashtead Group PLC	2.4
Bayerische Motoren Werke AG	2.4
KB Financial Group, Inc.	2.3

Top Sectors

Value	Value
Real Estate	0.6
Communication Services	3.0
Materials	6.0
Information Technology	6.5
Consumer Staples	7.3
Health Care	12.1
Financials	19.0
Consumer Discretionary	21.1
Industrials	21.5

Top 10 Countries

Value	Value
China	3.2
Australia	3.2
Sweden	3.5
Japan	3.8
South Korea	4.7
United States	5.0
Netherlands	6.4
United Kingdom	13.1
France	19.3
Germany	22.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$705,304,005
  # of Portfolio Investments92
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,296,606

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.5
U.S. Small Cap Equities	4.2
Emerging Market Equities	7.7
International Developed Market Equities	23.8
Commodities	31.4
Global Developed Bonds	55.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,894,924,923
  # of Portfolio Investments110
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$4,930,295

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.3
Microsoft Corp.	3.1
Wells Fargo & Co.	2.9
Cisco Systems, Inc.	2.8
CVS Health Corp.	2.4
State Street Corp.	2.2
Alphabet, Inc.	2.1
Meta Platforms, Inc.	2.1
Johnson Controls International PLC	2.0
Philip Morris International, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	3.2
Consumer Discretionary	6.3
Energy	6.7
Communication Services	8.3
Consumer Staples	10.6
Industrials	10.9
Information Technology	12.1
Health Care	15.9
Financials	19.1

Top Countries

Value	Value
Belgium	1.0
Netherlands	2.3
Canada	2.4
United Kingdom	3.0
United States	87.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Comstock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,894,924,923
  # of Portfolio Investments110
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$4,930,295

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.3
Microsoft Corp.	3.1
Wells Fargo & Co.	2.9
Cisco Systems, Inc.	2.8
CVS Health Corp.	2.4
State Street Corp.	2.2
Alphabet, Inc.	2.1
Meta Platforms, Inc.	2.1
Johnson Controls International PLC	2.0
Philip Morris International, Inc.	1.9

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	3.2
Consumer Discretionary	6.3
Energy	6.7
Communication Services	8.3
Consumer Staples	10.6
Industrials	10.9
Information Technology	12.1
Health Care	15.9
Financials	19.1

Top Countries

Value	Value
Belgium	1.0
Netherlands	2.3
Canada	2.4
United Kingdom	3.0
United States	87.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,134,903,578
  # of Portfolio Investments71
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,826,774

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,134,903,578
  # of Portfolio Investments71
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,826,774

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Global Equity Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,134,903,578
  # of Portfolio Investments71
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,826,774

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Meta Platforms, Inc.	9.2
Alphabet, Inc.	8.5
SAP SE	4.6
NVIDIA Corp.	4.3
DLF Ltd.	4.2
S&P Global, Inc.	4.1
Intuit, Inc.	3.5
Airbus SE	3.3
Analog Devices, Inc.	3.2
Visa, Inc.	3.2

Top Sectors

Value	Value
Materials	0.9
Real Estate	4.2
Industrials	6.2
Consumer Discretionary	10.0
Health Care	11.1
Financials	12.7
Communication Services	23.0
Information Technology	32.1

Top 10 Countries

Value	Value
Canada	1.5
Italy	1.6
Sweden	1.6
Netherlands	2.5
China	3.0
Japan	3.2
Germany	5.3
France	5.6
India	6.5
United States	63.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$838,414,091
  # of Portfolio Investments133
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,051,681

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$838,414,091
  # of Portfolio Investments133
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,051,681

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$838,414,091
  # of Portfolio Investments133
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,051,681

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Carpenter Technology Corp.	1.8
Encompass Health Corp.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
CyberArk Software Ltd.	1.5
Clean Harbors, Inc.	1.4
Q2 Holdings, Inc.	1.4
Ollie's Bargain Outlet Holdings, Inc.	1.4
RBC Bearings, Inc.	1.4
Insmed, Inc.	1.3
Shake Shack, Inc.	1.3

Top 10 Sectors

Value	Value
Utilities	1.2
Real Estate	1.3
Energy	2.2
Consumer Staples	2.4
Materials	2.8
Financials	11.1
Consumer Discretionary	12.0
Health Care	19.1
Information Technology	21.3
Industrials	25.0

Top Countries

Value	Value
Israel	0.6
Denmark	0.9
Thailand	1.1
Canada	1.3
United Kingdom	1.5
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,215,528,709
  # of Portfolio Investments1,000
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,464,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.3
U.S. Treasury Notes	12.0
U.S. Treasury Bonds	11.6
Government National Mortgage Association	3.9
U.S. Treasury STRIPS Coupon	3.3
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Government National Mortgage Association REMICS	1.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.5
Non-Agency Mortgage-Backed Securities	2.2
Short-Term Investments	2.5
Asset-Backed Securities	11.8
Corporate Bonds & Notes	26.2
U.S. Treasury & Government Agencies	27.1
Agency Sponsored Mortgage-Backed Securities	29.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,215,528,709
  # of Portfolio Investments1,000
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,464,369

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.3
U.S. Treasury Notes	12.0
U.S. Treasury Bonds	11.6
Government National Mortgage Association	3.9
U.S. Treasury STRIPS Coupon	3.3
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.4
Government National Mortgage Association REMICS	1.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.1

Asset Allocation

Value	Value
Municipals	0.1
Foreign Government	0.5
Non-Agency Mortgage-Backed Securities	2.2
Short-Term Investments	2.5
Asset-Backed Securities	11.8
Corporate Bonds & Notes	26.2
U.S. Treasury & Government Agencies	27.1
Agency Sponsored Mortgage-Backed Securities	29.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,381,351,936
  # of Portfolio Investments1,489
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$4,454,257

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	2.0
Microsoft Corp.	1.8
NVIDIA Corp.	1.5
Amazon.com, Inc.	1.2
Bank of America Corp.	1.1
Meta Platforms, Inc.	1.1
Apple, Inc.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Walt Disney Co.	0.5
Safran SA	0.4

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.8
Federal National Mortgage Association	1.5
U.S. Treasury Bonds	1.0
SK Hynix, Inc.	0.9
Southern Co.	0.9
Cellnex Telecom SA	0.8
Uber Technologies, Inc.	0.8
Akamai Technologies, Inc.	0.7
Alibaba Group Holding Ltd.	0.7
Welltower OP LLC	0.6

Top 10 Countries

Value	Value
Netherlands	0.9
Taiwan	1.2
South Korea	1.4
Spain	1.7
Germany	2.8
Japan	2.8
United Kingdom	2.8
France	3.2
China	4.2
United States	53.0

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Non-Agency Mortgage-Backed Securities	0.4
Convertible Preferred Stocks	0.9
Asset-Backed Securities	1.3
Investment Companies	2.0
U.S. Treasury & Government Agencies	3.0
Agency Sponsored Mortgage-Backed Securities	3.2
Corporate Bonds & Notes	11.8
Short-Term Investments	16.1
Convertible Bonds	18.1
Common Stocks	41.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$319,789,215
  # of Portfolio Investments433
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$1,042,587

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Southwest Gas Holdings, Inc.	1.1
Old National Bancorp	0.9
Sanmina Corp.	0.9
PotlatchDeltic Corp.	0.8
Ladder Capital Corp.	0.7
Bank of NT Butterfield & Son Ltd.	0.7
ABM Industries, Inc.	0.7
Jackson Financial, Inc.	0.7
Essent Group Ltd.	0.7
Enterprise Financial Services Corp.	0.7

Top 10 Sectors

Value	Value
Communication Services	2.1
Materials	4.7
Utilities	5.1
Energy	6.3
Health Care	7.4
Information Technology	9.0
Real Estate	9.8
Consumer Discretionary	11.5
Industrials	11.8
Financials	27.7

Top 10 Countries

Value	Value
Panama	0.2
Switzerland	0.2
Hong Kong	0.2
Monaco	0.4
United Kingdom	0.5
Puerto Rico	0.8
Bermuda	1.1
Canada	1.3
United States	92.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$319,789,215
  # of Portfolio Investments433
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$1,042,587

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Southwest Gas Holdings, Inc.	1.1
Old National Bancorp	0.9
Sanmina Corp.	0.9
PotlatchDeltic Corp.	0.8
Ladder Capital Corp.	0.7
Bank of NT Butterfield & Son Ltd.	0.7
ABM Industries, Inc.	0.7
Jackson Financial, Inc.	0.7
Essent Group Ltd.	0.7
Enterprise Financial Services Corp.	0.7

Top 10 Sectors

Value	Value
Communication Services	2.1
Materials	4.7
Utilities	5.1
Energy	6.3
Health Care	7.4
Information Technology	9.0
Real Estate	9.8
Consumer Discretionary	11.5
Industrials	11.8
Financials	27.7

Top 10 Countries

Value	Value
Panama	0.2
Switzerland	0.2
Hong Kong	0.2
Monaco	0.4
United Kingdom	0.5
Puerto Rico	0.8
Bermuda	1.1
Canada	1.3
United States	92.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$371,341,994
  # of Portfolio Investments457
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,246,698

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	4.3
Amazon.com, Inc.	3.5
S&P Global, Inc.	3.3
Mastercard, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7
Parker-Hannifin Corp.	2.5
Blackrock, Inc.	2.5
Roper Technologies, Inc.	2.2
O'Reilly Automotive, Inc.	2.1
Linde PLC	2.1

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.1
Glencore Funding LLC	1.3
EchoStar Corp.	1.2
Boeing Co.	0.9
Teva Pharmaceutical Finance Netherlands III BV	0.8
CSC Holdings LLC	0.8
Broadcom, Inc.	0.8
U.K. Gilts	0.7
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.7
Canada Government Bonds	0.7

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.2
Australia	2.1
Sweden	2.2
Netherlands	2.3
Taiwan	2.7
Japan	2.7
Canada	3.0
United Kingdom	4.1
United States	67.5

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.5
Floating Rate Loans	1.0
Short-Term Investments	1.8
U.S. Treasury & Government Agencies	2.7
Foreign Government	8.2
Corporate Bonds & Notes	18.1
Common Stocks	67.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$371,341,994
  # of Portfolio Investments457
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,246,698

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	4.3
Amazon.com, Inc.	3.5
S&P Global, Inc.	3.3
Mastercard, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7
Parker-Hannifin Corp.	2.5
Blackrock, Inc.	2.5
Roper Technologies, Inc.	2.2
O'Reilly Automotive, Inc.	2.1
Linde PLC	2.1

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.1
Glencore Funding LLC	1.3
EchoStar Corp.	1.2
Boeing Co.	0.9
Teva Pharmaceutical Finance Netherlands III BV	0.8
CSC Holdings LLC	0.8
Broadcom, Inc.	0.8
U.K. Gilts	0.7
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.7
Canada Government Bonds	0.7

Top 10 Countries

Value	Value
Mexico	1.0
Israel	1.2
Australia	2.1
Sweden	2.2
Netherlands	2.3
Taiwan	2.7
Japan	2.7
Canada	3.0
United Kingdom	4.1
United States	67.5

Asset Allocation

Value	Value
Municipals	0.1
Convertible Bonds	0.5
Floating Rate Loans	1.0
Short-Term Investments	1.8
U.S. Treasury & Government Agencies	2.7
Foreign Government	8.2
Corporate Bonds & Notes	18.1
Common Stocks	67.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,217,294,687
  # of Portfolio Investments56
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$7,992,404

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,217,294,687
  # of Portfolio Investments56
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$7,992,404

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,217,294,687
  # of Portfolio Investments56
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$7,992,404

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	10.1
Meta Platforms, Inc.	8.5
Netflix, Inc.	8.0
Tesla, Inc.	6.4
Amazon.com, Inc.	5.9
Oracle Corp.	5.6
Alphabet, Inc.	5.3
Visa, Inc.	4.9
Boeing Co.	4.8
Microsoft Corp.	4.7

Top Sectors

Value	Value
Consumer Staples	2.5
Industrials	6.8
Financials	8.6
Health Care	10.4
Consumer Discretionary	16.0
Communication Services	24.6
Information Technology	29.8

Top Countries

Value	Value
China	0.6
Denmark	1.4
Canada	2.5
United States	94.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$5,383,256,490
  # of Portfolio Investments31
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$4,166,843

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Asset Allocation

Value	Value
U.S. Small Cap Equities	3.7
U.S. Mid Cap Equities	6.2
International Developed Market Equities	14.2
U.S. Large Cap Equities	21.0
Investment Grade Fixed Income	40.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,422,821,560
  # of Portfolio Investments127
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$4,103,576

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,422,821,560
  # of Portfolio Investments127
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$4,103,576

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

MFS® Research International Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,422,821,560
  # of Portfolio Investments127
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$4,103,576

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Schneider Electric SE	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Linde PLC	2.1
Nestle SA	2.1
Euronext NV	2.0
Barclays PLC	2.0
NatWest Group PLC	1.9
Novo Nordisk AS	1.7
BNP Paribas SA	1.6

Top 10 Sectors

Value	Value
Utilities	2.7
Energy	3.9
Communication Services	4.7
Consumer Staples	7.1
Materials	7.6
Information Technology	7.7
Consumer Discretionary	9.3
Health Care	10.4
Industrials	19.4
Financials	24.7

Top 10 Countries

Value	Value
Hong Kong	1.8
Denmark	2.3
Canada	2.5
Switzerland	3.3
Germany	4.9
France	7.7
Netherlands	8.3
United Kingdom	14.8
United States	18.0
Japan	18.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,447,121,474
  # of Portfolio Investments80
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$3,940,516

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,447,121,474
  # of Portfolio Investments80
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$3,940,516

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,447,121,474
  # of Portfolio Investments80
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$3,940,516

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Cloudflare, Inc.	13.1
QXO, Inc.	6.5
Affirm Holdings, Inc.	6.3
MicroStrategy, Inc.	5.8
ROBLOX Corp.	5.8
IonQ, Inc.	5.0
Core & Main, Inc.	5.0
Royalty Pharma PLC	4.8
Trade Desk, Inc.	4.8
Aurora Innovation, Inc.	3.6

Top Sectors

Value	Value
Real Estate	2.4
Consumer Staples	4.1
Health Care	9.5
Communication Services	10.5
Financials	10.9
Industrials	12.2
Consumer Discretionary	12.4
Information Technology	36.9

Top Countries

Value	Value
Netherlands	0.2
Israel	7.1
United States	91.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,221,367,009
  # of Portfolio Investments686
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,813,888

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Iberdrola SA	0.2
Spotify Technology SA	0.2
Shell PLC	0.2
Novartis AG	0.2
Apple, Inc.	0.1
Enel SpA	0.1
BP PLC	0.1
BHP Group Ltd.	0.1
SAP SE	0.1
Walmart, Inc.	0.1

Top Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	11.0
U.S. Treasury Inflation-Indexed Bonds	1.0

Top 10 Countries

Value	Value
Italy	0.3
Switzerland	0.3
Spain	0.3
France	0.4
Germany	0.5
Australia	0.5
United Kingdom	0.8
Canada	0.8
Japan	1.3
United States	17.6

Asset Allocation

Value	Value
Global Developed Inflation-Linked	3.8
U.S. Small Cap Equities	4.1
U.S. Large Cap Equities	6.7
Emerging Market Equities	14.2
International Developed Equities	24.2
Commodities	38.4
Global Developed Bonds	63.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,466,761,932
  # of Portfolio Investments580
  Portfolio Turnover Rate97%
  Total Advisory Fees Paid$3,539,376

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,466,761,932
  # of Portfolio Investments580
  Portfolio Turnover Rate97%
  Total Advisory Fees Paid$3,539,376

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,466,761,932
  # of Portfolio Investments580
  Portfolio Turnover Rate97%
  Total Advisory Fees Paid$3,539,376

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	58.4
U.S. Treasury Inflation-Indexed Bonds	29.0
Uniform Mortgage-Backed Security, TBA	11.4
Government National Mortgage Association	4.9
Japan Government CPI-Linked Bonds	2.1
French Republic Government Bonds OAT	1.7
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
Bosphorus CLO VI DAC	0.6
Man Euro CLO DAC	0.6

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Non-Agency Mortgage-Backed Securities	1.4
Foreign Government	4.6
Asset-Backed Securities	8.7
Agency Sponsored Mortgage-Backed Securities	19.2
Short-Term Investments	39.9
U.S. Treasury & Government Agencies	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,560,701,402
  # of Portfolio Investments1,558
  Portfolio Turnover Rate279%
  Total Advisory Fees Paid$8,066,814

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,560,701,402
  # of Portfolio Investments1,558
  Portfolio Turnover Rate279%
  Total Advisory Fees Paid$8,066,814

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

PIMCO Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,560,701,402
  # of Portfolio Investments1,558
  Portfolio Turnover Rate279%
  Total Advisory Fees Paid$8,066,814

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	36.3
U.S. Treasury Bonds	13.7
Government National Mortgage Association, TBA	4.7
Federal National Mortgage Association	3.0
Federal Home Loan Mortgage Corp.	2.5
U.S. Treasury Inflation-Indexed Bonds	2.2
Government National Mortgage Association REMICS	2.1
U.S. Treasury Inflation-Indexed Notes	1.7
UBS Group AG	1.4
Benchmark Mortgage Trust	1.3

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Municipals	1.1
Short-Term Investments	2.9
Foreign Government	7.3
Asset-Backed Securities	8.5
Non-Agency Mortgage-Backed Securities	11.8
U.S. Treasury & Government Agencies	17.9
Corporate Bonds & Notes	44.5
Agency Sponsored Mortgage-Backed Securities	49.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$600,981,384
  # of Portfolio Investments944
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$1,904,736

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	3.2
Microsoft Corp.	2.9
Apple, Inc.	2.2
Alphabet, Inc.	1.8
Amazon.com, Inc.	1.7
Meta Platforms, Inc.	1.4
Broadcom, Inc.	1.0
JPMorgan Chase & Co.	0.8
Netflix, Inc.	0.7
Visa, Inc.	0.6

Top 10 Fixed Income Issuers

Wells Fargo & Co.	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Morgan Stanley	1.0
Citibank NA	0.7
UBS Group AG	0.7
Pfizer Investment Enterprises Pte. Ltd.	0.6
General Motors Financial Co., Inc.	0.6
AT&T, Inc.	0.6
UnitedHealth Group, Inc.	0.6

Top 10 Countries

Value	Value
Netherlands	0.8
Italy	1.0
Ireland	1.1
France	1.3
Switzerland	1.3
Germany	1.7
United Kingdom	2.0
Canada	2.0
Japan	2.4
United States	75.6

Asset Allocation

Value	Value
Warrants	0.0
Preferred Stocks	0.0Footnote Reference*
Short-Term Investments	3.7
Corporate Bonds & Notes	35.0
Common Stocks	57.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,148,370,464
  # of Portfolio Investments598
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,418,620

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2
Tencent Holdings Ltd.	4.8
Samsung Electronics Co. Ltd.	2.8
Alibaba Group Holding Ltd.	2.7
Xiaomi Corp.	1.6
SK Hynix, Inc.	1.6
HDFC Bank Ltd.	1.3
Reliance Industries Ltd.	1.0
Hon Hai Precision Industry Co. Ltd.	1.0
ICICI Bank Ltd.	0.9

Top 10 Sectors

Value	Value
Utilities	2.6
Health Care	3.4
Energy	4.0
Consumer Staples	4.2
Materials	5.4
Industrials	6.7
Communication Services	9.9
Consumer Discretionary	12.5
Information Technology	23.8
Financials	24.4

Top 10 Countries

Value	Value
Thailand	1.1
United Arab Emirates	1.7
Mexico	2.0
South Africa	2.8
Saudi Arabia	3.4
Brazil	4.3
South Korea	11.0
India	17.8
Taiwan	18.7
China	27.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,148,370,464
  # of Portfolio Investments598
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,418,620

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2
Tencent Holdings Ltd.	4.8
Samsung Electronics Co. Ltd.	2.8
Alibaba Group Holding Ltd.	2.7
Xiaomi Corp.	1.6
SK Hynix, Inc.	1.6
HDFC Bank Ltd.	1.3
Reliance Industries Ltd.	1.0
Hon Hai Precision Industry Co. Ltd.	1.0
ICICI Bank Ltd.	0.9

Top 10 Sectors

Value	Value
Utilities	2.6
Health Care	3.4
Energy	4.0
Consumer Staples	4.2
Materials	5.4
Industrials	6.7
Communication Services	9.9
Consumer Discretionary	12.5
Information Technology	23.8
Financials	24.4

Top 10 Countries

Value	Value
Thailand	1.1
United Arab Emirates	1.7
Mexico	2.0
South Africa	2.8
Saudi Arabia	3.4
Brazil	4.3
South Korea	11.0
India	17.8
Taiwan	18.7
China	27.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,655,436,071
  # of Portfolio Investments54
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$2,509,113

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,655,436,071
  # of Portfolio Investments54
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$2,509,113

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,655,436,071
  # of Portfolio Investments54
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$2,509,113

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Vanguard Total Bond Market ETF	19.6
SPDR S&P 500 ETF Trust	13.3
iShares Core S&P 500 ETF	11.2
iShares Core MSCI Emerging Markets ETF	7.6
SPDR Portfolio Developed World ex-U.S. ETF	5.5
SPDR Gold Shares	4.3
SPDR Bloomberg High Yield Bond ETF	4.0
iShares 0-5 Year TIPS Bond ETF	4.0
Vanguard Long-Term Corporate Bond ETF	3.6
iShares Core S&P Small-Cap ETF	3.5

Asset Allocation

Value	Value
Real Eastate Equities	2.9
U.S. Mid Cap Equities	3.0
U.S. Small Cap Equities	3.5
Commodities	6.8
International Developed Market Equities	7.5
Emerging Market Equities	7.6
High Yield Fixed Income	9.1
Investment Grade Fixed Income	28.2
U.S. Large Cap Equities	30.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$731,808,517
  # of Portfolio Investments40
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$1,139,622

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$731,808,517
  # of Portfolio Investments40
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$1,139,622

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$731,808,517
  # of Portfolio Investments40
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$1,139,622

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.2
iShares Core S&P 500 ETF	13.2
iShares Core MSCI Emerging Markets ETF	10.1
SPDR Portfolio Developed World ex-U.S. ETF	9.9
Vanguard Total Bond Market ETF	6.5
iShares Core S&P Small-Cap ETF	5.0
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	4.2
Vanguard Long-Term Corporate Bond ETF	3.6
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.5

Asset Allocation

Value	Value
Real Estate Equities	3.9
U.S. Mid Cap Equities	4.5
U.S. Small Cap Equities	5.0
High Yield Fixed Income	6.0
Commodities	7.6
Emerging Market Equities	10.1
Investment Grade Fixed Income	11.1
International Developed Market Equities	12.9
U.S. Large Cap Equities	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,509,759,139
  # of Portfolio Investments106
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$6,141,828

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,509,759,139
  # of Portfolio Investments106
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$6,141,828

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,509,759,139
  # of Portfolio Investments106
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$6,141,828

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Bank of America Corp.	3.8
Charles Schwab Corp.	2.6
Kenvue, Inc.	2.5
Elevance Health, Inc.	2.5
Wells Fargo & Co.	2.4
Alphabet, Inc.	2.3
L3Harris Technologies, Inc.	2.3
ConocoPhillips	2.2
Hartford Insurance Group, Inc.	2.2
Amazon.com, Inc.	2.1

Top 10 Sectors

Value	Value
Real Estate	3.4
Consumer Discretionary	5.1
Utilities	5.2
Communication Services	6.0
Energy	8.1
Information Technology	9.3
Consumer Staples	10.0
Health Care	13.8
Industrials	14.0
Financials	21.4

Top Countries

Value	Value
Switzerland	0.5
United Kingdom	0.6
Ireland	0.9
South Korea	1.0
France	1.0
Germany	1.0
United States	93.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,188,334,942
  # of Portfolio Investments166
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$3,617,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,188,334,942
  # of Portfolio Investments166
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$3,617,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,188,334,942
  # of Portfolio Investments166
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$3,617,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Veeva Systems, Inc.	2.2
Hologic, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	1.9
PTC, Inc.	1.8
Hilton Worldwide Holdings, Inc.	1.7
Cheniere Energy, Inc.	1.7
Tyler Technologies, Inc.	1.7
Agilent Technologies, Inc.	1.6
Yum! Brands, Inc.	1.6
Textron, Inc.	1.6

Top 10 Sectors

Value	Value
Real Estate	0.9
Consumer Staples	3.7
Materials	3.7
Communication Services	4.8
Energy	4.9
Financials	8.9
Consumer Discretionary	14.9
Industrials	16.7
Health Care	18.9
Information Technology	19.7

Top Countries

Value	Value
Denmark	0.6
Switzerland	0.7
Netherlands	0.8
Germany	0.9
United Kingdom	1.4
United States	92.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,258,998,797
  # of Portfolio Investments411
  Portfolio Turnover Rate237%
  Total Advisory Fees Paid$2,667,026

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.7
Federal National Mortgage Association	12.5
Federal Home Loan Mortgage Corp.	8.5
U.S. Treasury Bonds	8.1
Uniform Mortgage-Backed Security, TBA	6.5
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.2
CIM Trust	2.1
U.S. Treasury Inflation-Indexed Notes	1.2
JP Morgan Mortgage Trust	1.1

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.6
Short-Term Investments	5.0
Non-Agency Mortgage-Backed Securities	8.9
Asset-Backed Securities	9.1
Corporate Bonds & Notes	17.8
U.S. Treasury & Government Agencies	33.0
Agency Sponsored Mortgage-Backed Securities	35.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,258,998,797
  # of Portfolio Investments411
  Portfolio Turnover Rate237%
  Total Advisory Fees Paid$2,667,026

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	23.7
Federal National Mortgage Association	12.5
Federal Home Loan Mortgage Corp.	8.5
U.S. Treasury Bonds	8.1
Uniform Mortgage-Backed Security, TBA	6.5
Government National Mortgage Association, TBA	4.4
Government National Mortgage Association	2.2
CIM Trust	2.1
U.S. Treasury Inflation-Indexed Notes	1.2
JP Morgan Mortgage Trust	1.1

Asset Allocation

Value	Value
Foreign Government	0.1
Municipals	0.6
Short-Term Investments	5.0
Non-Agency Mortgage-Backed Securities	8.9
Asset-Backed Securities	9.1
Corporate Bonds & Notes	17.8
U.S. Treasury & Government Agencies	33.0
Agency Sponsored Mortgage-Backed Securities	35.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$861,435,198
  # of Portfolio Investments109
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$2,409,528

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$861,435,198
  # of Portfolio Investments109
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$2,409,528

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$861,435,198
  # of Portfolio Investments109
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$2,409,528

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

U.S. Foods Holding Corp.	2.5
Alliant Energy Corp.	2.4
Quest Diagnostics, Inc.	2.0
Crown Holdings, Inc.	2.0
Fidelity National Financial, Inc.	1.9
Performance Food Group Co.	1.9
Willis Towers Watson PLC	1.8
Genpact Ltd.	1.8
Expedia Group, Inc.	1.8
American Water Works Co., Inc.	1.8

Top 10 Sectors

Value	Value
Energy	5.0
Utilities	5.1
Health Care	5.9
Real Estate	7.8
Consumer Discretionary	7.8
Consumer Staples	8.1
Information Technology	9.9
Materials	13.7
Financials	14.7
Industrials	18.2

Top Countries

Value	Value
Jersey, Channel Islands	0.7
Canada	1.3
Israel	1.5
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$512,848,424
  # of Portfolio Investments806
  Portfolio Turnover Rate79%
  Total Advisory Fees Paid$1,054,443

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	17.5
Federal National Mortgage Association	14.6
Resolution Funding Corp. Principal STRIPS	11.4
U.S. Treasury Bonds	10.1
Federal Farm Credit Banks Funding Corp.	7.2
Government National Mortgage Association	5.3
Uniform Mortgage-Backed Security, TBA	4.1
Tennessee Valley Authority Generic STRIPS	3.1
U.S. Treasury Notes	2.7
Federal Home Loan Mortgage Corp. STRIPS	2.5

Asset Allocation

Value	Value
Non-Agency Mortgage-Backed Securities	1.5
Short-Term Investments	2.9
Foreign Government	6.7
Agency Sponsored Mortgage-Backed Securities	46.1
U.S. Treasury & Government Agencies	49.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust I
Semi-Annual Financial Statements
June 30, 2025

Brighthouse Funds Trust I
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTI-2
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-31
Allspring Mid Cap Value Portfolio	BHFTI-51
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	BHFTI-58
American Funds® Balanced Allocation Portfolio	BHFTI-63
American Funds® Growth Portfolio	BHFTI-68
American Funds® Moderate Allocation Portfolio	BHFTI-72
BlackRock Global Tactical Strategies Portfolio	BHFTI-76
BlackRock High Yield Portfolio	BHFTI-85
Brighthouse Asset Allocation 100 Portfolio	BHFTI-116
Brighthouse Balanced Plus Portfolio	BHFTI-122
Brighthouse Small Cap Value Portfolio	BHFTI-132
Brighthouse/Artisan International Portfolio	BHFTI-140
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-147
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-163
Brighthouse/Templeton International Bond Portfolio	BHFTI-183
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-192
CBRE Global Real Estate Portfolio	BHFTI-202
Harris Oakmark International Portfolio	BHFTI-210
Invesco Balanced-Risk Allocation Portfolio	BHFTI-218
Invesco Comstock Portfolio	BHFTI-227
Invesco Global Equity Portfolio	BHFTI-236
Invesco Small Cap Growth Portfolio	BHFTI-243
JPMorgan Core Bond Portfolio	BHFTI-251
JPMorgan Global Active Allocation Portfolio	BHFTI-271
JPMorgan Small Cap Value Portfolio	BHFTI-302
Loomis Sayles Global Allocation Portfolio	BHFTI-313
Loomis Sayles Growth Portfolio	BHFTI-330
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-337
MFS® Research International Portfolio	BHFTI-343
Morgan Stanley Discovery Portfolio	BHFTI-351
PanAgora Global Diversified Risk Portfolio	BHFTI-360
PIMCO Inflation Protected Bond Portfolio	BHFTI-376
PIMCO Total Return Portfolio	BHFTI-395
Schroders Global Multi-Asset Portfolio	BHFTI-428
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-449
SSGA Growth and Income ETF Portfolio	BHFTI-461
SSGA Growth ETF Portfolio	BHFTI-469
T. Rowe Price Large Cap Value Portfolio	BHFTI-476
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-485
TCW Core Fixed Income Portfolio	BHFTI-494
Victory Sycamore Mid Cap Value Portfolio	BHFTI-507
Western Asset Management Government Income Portfolio	BHFTI-515
Section BNotes to Financial Statements	BHFTI-527
Section CReport of Independent Registered Public Accounting Firm	BHFTI-554
Section DShareholder Votes	BHFTI-555
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Proxy Disclosures for Open-End Management Investment Companies is included within Section D under Item 7 above.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)
Not applicable

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBH)	— Brown Brothers Harriman & Co.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(GHS)	— Ghanaian Cedi
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FEDL)	— Federal Funds Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(MTN)	— Medium-Term Note
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—58.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Airbus SE	8,671	$1,814,354
Axon Enterprise, Inc. (a)	914	756,737
BAE Systems PLC	43,958	1,138,039
Boeing Co. (a)	9,461	1,982,363
Dassault Aviation SA	286	101,344
Elbit Systems Ltd.	391	173,858
General Dynamics Corp.	3,201	933,604
General Electric Co.	13,538	3,484,546
Howmet Aerospace, Inc. (b)	5,109	950,938
Huntington Ingalls Industries, Inc.	494	119,281
Kongsberg Gruppen ASA	6,390	247,857
L3Harris Technologies, Inc.	2,375	595,745
Leonardo SpA	5,906	333,052
Lockheed Martin Corp.	2,642	1,223,616
Melrose Industries PLC	18,614	135,675
MTU Aero Engines AG	786	349,532
Northrop Grumman Corp.	1,716	857,966
Rheinmetall AG	652	1,379,447
Rolls-Royce Holdings PLC	123,713	1,643,685
RTX Corp.	16,803	2,453,574
Saab AB - Class B	4,676	261,169
Safran SA	5,255	1,711,469
Singapore Technologies Engineering Ltd.	23,071	141,382
Textron, Inc.	2,303	184,908
Thales SA	1,352	398,305
TransDigm Group, Inc.	707	1,075,093
		24,447,539
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,497	143,637
Deutsche Post AG	14,009	647,573
DSV AS	2,982	716,334
Expeditors International of Washington, Inc.	1,766	201,766
FedEx Corp. (b)	2,795	635,331
InPost SA (a)	3,284	54,554
SG Holdings Co. Ltd.	4,626	51,603
United Parcel Service, Inc. - Class B	9,225	931,172
		3,381,970
Automobile Components — 0.1%
Aisin Corp.	7,698	98,202
Aptiv PLC (a)	2,894	197,429
Bridgestone Corp.	8,371	341,838
Cie Generale des Etablissements Michelin SCA	9,785	364,094
Continental AG	1,606	140,144
Denso Corp.	27,634	372,686
Sumitomo Electric Industries Ltd.	10,401	221,744
		1,736,137
Automobiles — 1.1%
Bayerische Motoren Werke AG	4,231	375,884
Ferrari NV	1,839	901,652
Ford Motor Co.	49,101	532,746
General Motors Co.	12,551	617,635
Honda Motor Co. Ltd.	61,647	594,447
Isuzu Motors Ltd.	7,792	98,651
Security Description	Shares	Value
Automobiles—(Continued)
Mercedes-Benz Group AG	10,538	$616,578
Nissan Motor Co. Ltd. (a) (b)	32,561	79,090
Renault SA	2,806	129,496
Stellantis NV	29,423	295,048
Subaru Corp.	8,526	148,132
Suzuki Motor Corp.	22,918	276,097
Tesla, Inc. (a)	35,298	11,212,763
Toyota Motor Corp.	138,242	2,374,605
Yamaha Motor Co. Ltd.	13,482	100,548
		18,353,372
Banks — 3.5%
ABN AMRO Bank NV	6,688	183,118
AIB Group PLC	30,589	251,653
ANZ Group Holdings Ltd.	43,359	832,214
Banco Bilbao Vizcaya Argentaria SA	84,100	1,293,466
Banco BPM SpA (b)	16,587	193,749
Banco de Sabadell SA	78,619	250,355
Banco Santander SA	221,113	1,830,501
Bank Hapoalim BM	18,311	351,662
Bank Leumi Le-Israel BM	21,886	407,259
Bank of America Corp.	83,523	3,952,308
Bank of Ireland Group PLC	14,379	205,190
Bankinter SA	9,840	128,443
Banque Cantonale Vaudoise	440	50,817
Barclays PLC	208,694	966,605
BNP Paribas SA	14,851	1,337,619
BOC Hong Kong Holdings Ltd.	53,814	234,089
BPER Banca SpA	14,525	132,077
CaixaBank SA	57,591	498,954
Chiba Bank Ltd. (b)	8,193	75,494
Citigroup, Inc.	23,677	2,015,386
Citizens Financial Group, Inc.	5,514	246,752
Commerzbank AG	12,967	409,135
Commonwealth Bank of Australia	24,420	2,969,580
Concordia Financial Group Ltd.	15,056	97,364
Credit Agricole SA	15,454	292,769
Danske Bank AS	10,066	410,397
DBS Group Holdings Ltd.	31,167	1,102,043
DNB Bank ASA	13,069	361,622
Erste Group Bank AG	4,493	381,884
Fifth Third Bancorp	8,449	347,507
FinecoBank Banca Fineco SpA	8,927	198,145
Hang Seng Bank Ltd.	11,003	165,082
HSBC Holdings PLC	257,899	3,122,399
Huntington Bancshares, Inc.	18,337	307,328
ING Groep NV	45,929	1,007,905
Intesa Sanpaolo SpA	220,826	1,272,912
Israel Discount Bank Ltd. - Class A	17,946	178,950
Japan Post Bank Co. Ltd.	26,257	283,448
JPMorgan Chase & Co.	35,270	10,225,126
KBC Group NV	3,351	344,676
KeyCorp	12,565	218,882
Lloyds Banking Group PLC	877,725	924,327
M&T Bank Corp.	2,093	406,021
Mediobanca Banca di Credito Finanziario SpA	7,298	169,729
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.	167,278	$2,290,308
Mizrahi Tefahot Bank Ltd.	2,270	148,003
Mizuho Financial Group, Inc.	34,802	958,069
National Australia Bank Ltd.	44,690	1,157,803
NatWest Group PLC	117,877	827,672
Nordea Bank Abp	45,847	681,734
Oversea-Chinese Banking Corp. Ltd.	49,871	640,288
PNC Financial Services Group, Inc.	4,994	930,981
Regions Financial Corp.	11,466	269,680
Resona Holdings, Inc.	30,261	277,748
Skandinaviska Enskilda Banken AB - Class A (b)	23,159	404,471
Societe Generale SA	10,511	602,283
Standard Chartered PLC	29,461	488,244
Sumitomo Mitsui Financial Group, Inc.	53,879	1,350,748
Sumitomo Mitsui Trust Group, Inc.	9,378	248,596
Svenska Handelsbanken AB - A Shares (b)	21,284	284,643
Swedbank AB - A Shares (b)	12,390	328,268
Truist Financial Corp.	16,599	713,591
U.S. Bancorp	19,677	890,384
UniCredit SpA	20,283	1,360,383
United Overseas Bank Ltd.	18,875	534,762
Wells Fargo & Co.	41,486	3,323,858
Westpac Banking Corp.	49,954	1,113,338
		60,460,797
Beverages — 0.6%
Anheuser-Busch InBev SA	14,424	991,702
Asahi Group Holdings Ltd.	21,127	282,755
Brown-Forman Corp. - Class B (b)	2,297	61,812
Carlsberg AS - Class B	1,394	197,738
Coca-Cola Co.	48,838	3,455,289
Coca-Cola Europacific Partners PLC	3,362	311,725
Coca-Cola HBC AG	3,253	168,884
Constellation Brands, Inc. - Class A	1,960	318,853
Davide Campari-Milano NV	8,986	60,454
Diageo PLC	32,473	816,811
Heineken Holding NV	1,892	141,110
Heineken NV (b)	4,203	368,003
Keurig Dr. Pepper, Inc.	15,060	497,884
Kirin Holdings Co. Ltd.	11,383	159,405
Molson Coors Beverage Co. - Class B (b)	2,172	104,451
Monster Beverage Corp. (a)	8,832	553,236
PepsiCo, Inc.	17,300	2,284,292
Pernod Ricard SA	2,945	294,179
Suntory Beverage & Food Ltd.	2,065	66,101
		11,134,684
Biotechnology — 0.7%
AbbVie, Inc.	22,268	4,133,386
Amgen, Inc.	6,776	1,891,927
Argenx SE (a)	891	491,216
Biogen, Inc. (a)	1,846	231,839
CSL Ltd.	7,066	1,113,778
Genmab AS (a)	936	193,679
Gilead Sciences, Inc.	15,720	1,742,876
Grifols SA (a)	4,354	53,087
Security Description	Shares	Value
Biotechnology—(Continued)
Incyte Corp. (a)	2,026	$137,971
Moderna, Inc. (a)	4,272	117,864
Regeneron Pharmaceuticals, Inc.	1,327	696,675
Swedish Orphan Biovitrum AB (a)	2,858	87,209
Vertex Pharmaceuticals, Inc. (a)	3,239	1,442,003
		12,333,510
Broadline Retail — 1.7%
Amazon.com, Inc. (a)	118,974	26,101,706
eBay, Inc.	6,042	449,887
Next PLC	1,703	290,942
Pan Pacific International Holdings Corp.	5,586	191,993
Prosus NV (a)	19,093	1,069,531
Rakuten Group, Inc. (a)	22,061	121,424
Wesfarmers Ltd.	16,560	923,760
		29,149,243
Building Products — 0.4%
A.O. Smith Corp.	1,490	97,699
AGC, Inc.	2,866	83,858
Allegion PLC (b)	1,097	158,100
Assa Abloy AB - Class B	14,628	457,414
Builders FirstSource, Inc. (a)	1,452	169,434
Carrier Global Corp.	10,186	745,513
Cie de Saint-Gobain SA	6,554	771,000
Daikin Industries Ltd.	3,829	452,352
Geberit AG (b)	488	384,631
Johnson Controls International PLC	8,290	875,590
Kingspan Group PLC	2,258	192,019
Lennox International, Inc.	404	231,589
Masco Corp.	2,674	172,099
Nibe Industrier AB - B Shares	22,120	94,595
Rockwool AS - B Shares	1,378	64,469
Trane Technologies PLC	2,829	1,237,433
		6,187,795
Capital Markets — 1.8%
3i Group PLC	14,204	803,472
Ameriprise Financial, Inc.	1,213	647,415
Amundi SA	899	72,874
ASX Ltd.	2,836	130,216
Bank of New York Mellon Corp.	9,053	824,819
Blackrock, Inc.	1,836	1,926,423
Blackstone, Inc.	9,232	1,380,923
Cboe Global Markets, Inc.	1,320	307,837
Charles Schwab Corp.	21,495	1,961,204
CME Group, Inc.	4,545	1,252,693
Coinbase Global, Inc. - Class A (a)	2,647	927,747
CVC Capital Partners PLC	3,103	63,542
Daiwa Securities Group, Inc.	19,458	138,391
Deutsche Bank AG	27,008	801,296
Deutsche Boerse AG	2,748	896,679
EQT AB	5,435	182,109
Euronext NV	1,141	195,244
FactSet Research Systems, Inc.	480	214,694
Franklin Resources, Inc. (b)	3,910	93,254
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Futu Holdings Ltd. (ADR)	892	$110,242
Goldman Sachs Group, Inc.	3,936	2,785,704
Hong Kong Exchanges & Clearing Ltd.	17,527	937,790
Intercontinental Exchange, Inc.	7,247	1,329,607
Invesco Ltd.	5,651	89,116
Japan Exchange Group, Inc.	14,529	147,324
Julius Baer Group Ltd.	3,007	202,904
KKR & Co., Inc.	8,515	1,132,750
London Stock Exchange Group PLC	6,955	1,016,255
Macquarie Group Ltd.	5,284	795,583
MarketAxess Holdings, Inc.	476	106,310
Moody's Corp.	1,953	979,605
Morgan Stanley	15,608	2,198,543
MSCI, Inc.	979	564,628
Nasdaq, Inc.	5,220	466,772
Nomura Holdings, Inc.	43,887	288,217
Northern Trust Corp.	2,472	313,425
Partners Group Holding AG	331	433,991
Raymond James Financial, Inc.	2,326	356,739
S&P Global, Inc.	3,973	2,094,923
SBI Holdings, Inc.	3,943	136,988
Schroders PLC	10,579	52,492
Singapore Exchange Ltd.	12,119	141,759
State Street Corp.	3,639	386,971
T. Rowe Price Group, Inc.	2,808	270,972
UBS Group AG	47,994	1,630,747
		31,791,189
Chemicals — 0.9%
Air Liquide SA	8,440	1,743,247
Air Products & Chemicals, Inc.	2,806	791,460
Akzo Nobel NV	2,493	174,467
Albemarle Corp. (b)	1,483	92,940
Arkema SA	833	61,494
Asahi Kasei Corp.	17,935	127,400
BASF SE	13,025	642,453
CF Industries Holdings, Inc.	2,195	201,940
Corteva, Inc.	8,647	644,461
Covestro AG (a)	2,621	186,488
Croda International PLC	1,936	77,821
Dow, Inc.	8,878	235,089
DSM-Firmenich AG (b)	2,714	288,581
DuPont de Nemours, Inc.	5,273	361,675
Eastman Chemical Co.	1,453	108,481
Ecolab, Inc.	3,179	856,550
EMS-Chemie Holding AG	102	77,148
Evonik Industries AG	3,973	81,900
Givaudan SA	135	654,805
ICL Group Ltd.	11,301	77,424
International Flavors & Fragrances, Inc.	3,241	238,376
Linde PLC	6,006	2,817,895
LyondellBasell Industries NV - Class A (b)	3,269	189,144
Mitsubishi Chemical Group Corp.	19,765	103,617
Mosaic Co.	4,007	146,175
Nippon Paint Holdings Co. Ltd.	13,804	110,843
Nippon Sanso Holdings Corp.	2,549	96,386
Security Description	Shares	Value
Chemicals—(Continued)
Nitto Denko Corp.	10,291	$198,475
Novonesis (Novozymes) - B Shares	5,142	369,226
PPG Industries, Inc.	2,926	332,832
Sherwin-Williams Co.	2,923	1,003,641
Shin-Etsu Chemical Co. Ltd.	26,268	865,606
Sika AG	2,225	603,790
Syensqo SA	1,066	82,472
Symrise AG	1,938	203,496
Toray Industries, Inc.	20,204	137,999
Yara International ASA	2,417	89,283
		15,075,080
Commercial Services & Supplies — 0.3%
Brambles Ltd.	20,032	308,792
Cintas Corp.	4,327	964,358
Copart, Inc. (a)	11,060	542,714
Dai Nippon Printing Co. Ltd.	5,787	87,714
Rentokil Initial PLC	36,849	178,344
Republic Services, Inc.	2,560	631,322
Rollins, Inc.	3,543	199,896
Secom Co. Ltd.	6,136	220,828
Securitas AB - B Shares	7,178	107,409
TOPPAN Holdings, Inc.	3,479	94,416
Veralto Corp.	3,119	314,863
Waste Management, Inc.	4,607	1,054,174
		4,704,830
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	13,030	1,333,099
Cisco Systems, Inc.	50,238	3,485,512
F5, Inc. (a)	727	213,971
Juniper Networks, Inc.	4,176	166,748
Motorola Solutions, Inc.	2,108	886,330
Nokia OYJ	77,721	401,904
Telefonaktiebolaget LM Ericsson - B Shares	40,540	347,444
		6,835,008
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (b)	2,577	178,964
Bouygues SA	2,766	125,211
Eiffage SA	1,001	140,776
Ferrovial SE	7,453	397,381
Kajima Corp.	6,205	161,674
Obayashi Corp.	9,480	143,461
Quanta Services, Inc.	1,862	703,985
Skanska AB - B Shares	4,967	115,693
Taisei Corp.	2,251	131,004
Vinci SA	7,224	1,066,350
		3,164,499
Construction Materials — 0.1%
Amrize Ltd. (a)	7,606	379,413
Heidelberg Materials AG	1,953	458,846
Holcim AG	7,606	566,937
James Hardie Industries PLC (a)	6,274	173,191
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction Materials—(Continued)
Martin Marietta Materials, Inc.	771	$423,248
Vulcan Materials Co.	1,666	434,526
		2,436,161
Consumer Finance — 0.2%
American Express Co.	7,001	2,233,179
Capital One Financial Corp.	8,034	1,709,314
Synchrony Financial	4,904	327,293
		4,269,786
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.	9,544	292,718
Carrefour SA	7,917	111,610
Coles Group Ltd.	19,573	268,493
Costco Wholesale Corp.	5,599	5,542,674
Dollar General Corp.	2,774	317,290
Dollar Tree, Inc. (a)	2,550	252,552
J Sainsbury PLC	25,658	102,069
Jeronimo Martins SGPS SA	4,133	104,658
Kesko OYJ - B Shares	3,987	98,420
Kobe Bussan Co. Ltd.	2,227	69,270
Koninklijke Ahold Delhaize NV	13,323	557,003
Kroger Co. (b)	8,397	602,317
Marks & Spencer Group PLC	30,204	146,935
MatsukiyoCocokara & Co.	4,850	99,938
Seven & i Holdings Co. Ltd.	32,297	520,898
Sysco Corp.	6,171	467,391
Target Corp.	5,780	570,197
Tesco PLC	98,195	540,920
Walgreens Boots Alliance, Inc.	9,047	103,860
Walmart, Inc.	54,870	5,365,189
Woolworths Group Ltd.	17,828	365,056
		16,499,458
Containers & Packaging — 0.1%
Amcor PLC (b)	18,231	167,543
Avery Dennison Corp.	1,013	177,751
Ball Corp.	3,764	211,123
International Paper Co.	6,651	311,466
Packaging Corp. of America	1,125	212,006
SIG Group AG	4,464	82,675
Smurfit WestRock PLC	6,237	269,127
		1,431,691
Distributors — 0.0%
D'ieteren Group	313	67,207
Genuine Parts Co.	1,754	212,778
LKQ Corp.	3,279	121,356
Pool Corp. (b)	480	139,910
		541,251
Diversified Consumer Services — 0.0%
Pearson PLC	8,717	128,300
Security Description	Shares	Value
Diversified REITs — 0.3%
Activia Properties, Inc.	93	$79,314
AEW U.K. REIT PLC	5,825	8,668
Alexander & Baldwin, Inc.	3,442	61,371
American Assets Trust, Inc.	2,451	48,407
Argosy Property Ltd.	35,864	23,638
British Land Co. PLC	46,294	239,242
Broadstone Net Lease, Inc.	8,944	143,551
Charter Hall Group	22,345	282,248
Charter Hall Long Wale REIT	32,324	86,804
Covivio SA	3,380	213,417
Custodian Property Income REIT PLC	18,926	20,303
Daiwa House REIT Investment Corp.	98	165,609
Essential Properties Realty Trust, Inc. (b)	9,368	298,933
Global Net Lease, Inc. (b)	9,319	70,358
GPT Group	91,410	291,202
Growthpoint Properties Australia Ltd.	12,424	19,059
H&R Real Estate Investment Trust (b)	12,342	96,796
Hankyu Hanshin REIT, Inc.	30	32,542
Heiwa Real Estate REIT, Inc.	46	43,173
Hulic Reit, Inc.	59	63,863
ICADE	2,177	61,178
KDX Realty Investment Corp.	176	190,653
Land Securities Group PLC	45,670	395,649
LondonMetric Property PLC	106,462	296,709
Mapletree Pan Asia Commercial Trust	106,604	105,666
Merlin Properties Socimi SA	17,939	235,208
Mirai Corp.	84	25,781
Mirvac Group	187,469	272,069
Mori Trust Reit, Inc.	112	53,644
NIPPON REIT Investment Corp.	77	47,265
Nomura Real Estate Master Fund, Inc.	196	200,336
NTT UD REIT Investment Corp.	61	54,219
OUE Real Estate Investment Trust	105,960	25,007
Picton Property Income Ltd.	25,249	27,861
Schroder Real Estate Investment Trust Ltd.	23,321	17,398
Sekisui House Reit, Inc.	185	97,471
SK REITs Co. Ltd.	7,660	26,222
Star Asia Investment Corp.	115	45,654
Stockland	146,372	517,777
Stoneweg Europe Stapled Trust	15,230	27,269
Stride Property Group	22,860	15,724
Sunlight Real Estate Investment Trust	46,460	13,364
Suntec Real Estate Investment Trust	99,778	88,710
Takara Leben Real Estate Investment Corp.	41	25,681
Tokyu REIT, Inc.	38	51,427
United Urban Investment Corp.	145	156,162
WP Carey, Inc.	10,324	644,011
		6,006,613
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	90,545	2,620,372
BT Group PLC	87,203	231,951
Cellnex Telecom SA (a)	7,216	281,020
Deutsche Telekom AG	50,935	1,864,843
Elisa OYJ	2,076	115,638
HKT Trust & HKT Ltd.	55,578	82,999
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Infrastrutture Wireless Italiane SpA	4,080	$49,894
Koninklijke KPN NV	56,749	276,987
Nippon Telegraph & Telephone Corp.	436,141	465,764
Orange SA	27,174	414,825
Singapore Telecommunications Ltd.	108,461	325,930
Swisscom AG	378	268,385
Telecom Italia SpA (a)	156,620	77,253
Telefonica SA (b)	53,781	283,714
Telenor ASA	8,988	140,385
Telia Co. AB	34,436	124,351
Telstra Group Ltd.	58,763	187,191
Verizon Communications, Inc.	53,101	2,297,680
		10,109,182
Electric Utilities — 0.9%
Acciona SA	360	64,803
Alliant Energy Corp.	3,237	195,741
American Electric Power Co., Inc.	6,726	697,890
BKW AG	308	67,422
Chubu Electric Power Co., Inc.	9,408	116,341
CK Infrastructure Holdings Ltd.	9,405	62,279
CLP Holdings Ltd.	23,715	199,767
Constellation Energy Corp.	3,946	1,273,611
Contact Energy Ltd.	11,717	64,284
Duke Energy Corp.	9,788	1,154,984
Edison International	4,883	251,963
EDP SA	45,803	198,860
Elia Group SA	716	82,414
Endesa SA (b)	4,636	146,853
Enel SpA	118,687	1,126,478
Entergy Corp.	5,409	449,596
Evergy, Inc.	2,901	199,966
Eversource Energy	4,627	294,370
Exelon Corp.	12,680	550,566
FirstEnergy Corp.	6,470	260,482
Fortum OYJ (b)	6,548	122,732
Iberdrola SA	84,585	1,626,017
Kansai Electric Power Co., Inc.	13,853	163,941
NextEra Energy, Inc.	25,939	1,800,685
NRG Energy, Inc.	2,555	410,282
Origin Energy Ltd.	25,146	178,592
PG&E Corp.	27,669	385,706
Pinnacle West Capital Corp. (b)	1,434	128,300
Power Assets Holdings Ltd.	20,083	129,079
PPL Corp.	9,313	315,618
Redeia Corp. SA (b)	5,923	126,839
Southern Co.	13,821	1,269,182
SSE PLC	16,145	405,840
Terna - Rete Elettrica Nazionale	20,538	211,253
Verbund AG	994	76,340
Xcel Energy, Inc.	7,243	493,248
		15,302,324
Electrical Equipment — 0.7%
ABB Ltd.	23,078	1,379,641
AMETEK, Inc.	2,918	528,041
Security Description	Shares	Value
Electrical Equipment—(Continued)
Eaton Corp. PLC	4,985	$1,779,595
Emerson Electric Co.	7,113	948,376
Fuji Electric Co. Ltd.	1,999	91,779
Fujikura Ltd. (b)	3,700	194,426
GE Vernova, Inc.	3,480	1,841,442
Generac Holdings, Inc. (a)	752	107,694
Hubbell, Inc.	677	276,494
Legrand SA	3,906	521,739
Mitsubishi Electric Corp.	27,787	600,116
NIDEC Corp.	12,201	236,174
Prysmian SpA	4,100	289,130
Rockwell Automation, Inc.	1,426	473,675
Schneider Electric SE	7,980	2,127,932
Siemens Energy AG (a)	9,914	1,145,688
Vestas Wind Systems AS	14,741	221,500
		12,763,442
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	15,276	1,508,505
CDW Corp.	1,681	300,210
Corning, Inc.	9,724	511,385
Halma PLC	5,542	243,494
Hexagon AB - B Shares	30,296	304,438
Jabil, Inc.	1,382	301,414
Keyence Corp.	2,850	1,144,385
Keysight Technologies, Inc. (a)	2,181	357,379
Kyocera Corp.	18,750	225,118
Murata Manufacturing Co. Ltd.	24,320	359,740
Omron Corp.	2,578	69,690
Ralliant Corp. (a)	1,435	69,567
Shimadzu Corp.	3,448	85,514
TDK Corp.	28,380	331,938
TE Connectivity PLC	3,763	634,705
Teledyne Technologies, Inc. (a)	588	301,238
Trimble, Inc. (a)	3,100	235,538
Yokogawa Electric Corp.	3,327	88,653
Zebra Technologies Corp. - Class A (a)	648	199,817
		7,272,728
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,489	478,828
Halliburton Co.	10,950	223,161
Schlumberger NV (b)	17,670	597,246
Tenaris SA	5,940	110,949
		1,410,184
Entertainment — 1.0%
Bollore SE	10,329	64,904
Capcom Co. Ltd.	5,097	174,011
CTS Eventim AG & Co. KGaA	911	113,449
Electronic Arts, Inc.	2,992	477,822
Konami Group Corp.	1,420	224,237
Live Nation Entertainment, Inc. (a) (b)	1,978	299,232
Netflix, Inc. (a)	5,396	7,225,945
Nexon Co. Ltd.	4,756	95,717
Nintendo Co. Ltd.	16,087	1,543,017
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Sea Ltd. (ADR) (a)	5,582	$892,785
Spotify Technology SA (a)	2,240	1,718,842
Take-Two Interactive Software, Inc. (a)	2,070	502,700
TKO Group Holdings, Inc.	840	152,838
Toho Co. Ltd.	1,681	99,328
Universal Music Group NV	16,057	521,068
Walt Disney Co.	22,803	2,827,800
Warner Bros Discovery, Inc. (a)	28,159	322,702
		17,256,397
Financial Services — 1.8%
Adyen NV (a)	368	675,689
Apollo Global Management, Inc. (b)	5,638	799,863
Banca Mediolanum SpA	3,264	56,236
Berkshire Hathaway, Inc. - Class B (a)	23,121	11,231,488
Corpay, Inc. (a)	879	291,670
Edenred SE	3,525	109,330
Eurazeo SE	587	41,947
EXOR NV	1,290	130,093
Fidelity National Information Services, Inc.	6,681	543,900
Fiserv, Inc. (a)	7,176	1,237,214
Global Payments, Inc.	3,123	249,965
Groupe Bruxelles Lambert NV	1,212	103,158
Industrivarden AB - A Shares	1,740	63,168
Industrivarden AB - C Shares	2,260	81,688
Infratil Ltd.	13,423	86,747
Investor AB - B Shares	25,257	747,461
Jack Henry & Associates, Inc.	920	165,756
L E Lundbergforetagen AB - B Shares	1,109	55,317
M&G PLC	33,340	117,647
Mastercard, Inc. - Class A	10,273	5,772,810
Mitsubishi HC Capital, Inc.	12,805	94,440
Nexi SpA	7,182	42,944
ORIX Corp.	17,017	383,701
PayPal Holdings, Inc. (a)	12,478	927,365
Sofina SA	225	74,164
Visa, Inc. - Class A (b)	21,738	7,718,077
Washington H Soul Pattinson & Co. Ltd.	3,489	96,568
Wise PLC - Class A (a)	9,725	138,863
		32,037,269
Food Products — 0.6%
Ajinomoto Co., Inc.	13,222	352,882
Archer-Daniels-Midland Co.	6,036	318,580
Associated British Foods PLC	4,805	135,754
Barry Callebaut AG	52	56,534
Bunge Global SA	1,684	135,192
Campbell's Co. (b)	2,482	76,073
Chocoladefabriken Lindt & Spruengli AG	2	333,234
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	235,558
Conagra Brands, Inc.	6,021	123,250
Danone SA	9,420	769,644
General Mills, Inc. (b)	6,953	360,235
Hershey Co.	1,864	309,331
Hormel Foods Corp.	3,670	111,018
Security Description	Shares	Value
Food Products—(Continued)
J.M. Smucker Co.	1,342	$131,784
JDE Peet's NV	2,494	71,265
Kellanova	3,391	269,686
Kerry Group PLC - Class A	2,409	266,037
Kikkoman Corp. (b)	9,893	91,677
Kraft Heinz Co.	11,004	284,123
Lamb Weston Holdings, Inc.	1,799	93,278
Lotus Bakeries NV	6	57,804
McCormick & Co., Inc.	3,185	241,487
MEIJI Holdings Co. Ltd.	3,518	77,842
Mondelez International, Inc. - Class A	16,316	1,100,351
Mowi ASA	6,793	131,252
Nestle SA	38,233	3,797,371
Nissin Foods Holdings Co. Ltd.	2,835	58,969
Orkla ASA	10,232	111,214
Salmar ASA	976	42,307
Tyson Foods, Inc. - Class A	3,610	201,943
WH Group Ltd.	121,898	117,398
Wilmar International Ltd.	28,157	63,532
Yakult Honsha Co. Ltd.	3,727	70,112
		10,596,717
Gas Utilities — 0.1%
APA Group	19,040	102,385
Atmos Energy Corp. (b)	2,002	308,528
Hong Kong & China Gas Co. Ltd.	163,278	137,190
Osaka Gas Co. Ltd.	5,315	136,022
Snam SpA (b)	29,434	178,777
Tokyo Gas Co. Ltd.	4,795	159,409
		1,022,311
Ground Transportation — 0.4%
Central Japan Railway Co.	11,320	253,538
CSX Corp.	24,325	793,725
East Japan Railway Co.	13,229	285,499
Grab Holdings Ltd. - Class A (a)	34,634	174,209
Hankyu Hanshin Holdings, Inc.	3,335	90,646
JB Hunt Transport Services, Inc.	1,002	143,887
MTR Corp. Ltd.	22,500	80,901
Norfolk Southern Corp.	2,856	731,050
Old Dominion Freight Line, Inc. (b)	2,370	384,651
Tokyo Metro Co. Ltd.	4,200	48,920
Tokyu Corp. (b)	7,267	86,361
Uber Technologies, Inc. (a)	26,350	2,458,455
Union Pacific Corp.	7,622	1,753,670
West Japan Railway Co.	6,509	149,236
		7,434,748
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	21,878	2,975,627
Alcon AG	7,292	647,422
Align Technology, Inc. (a)	885	167,557
Baxter International, Inc.	6,440	195,003
Becton Dickinson & Co.	3,622	623,890
BioMerieux	605	83,724
Boston Scientific Corp. (a)	18,591	1,996,859
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Cochlear Ltd.	955	$188,838
Coloplast AS - Class B	1,841	175,212
Cooper Cos., Inc. (a)	2,518	179,181
Demant AS (a)	1,248	52,117
Dexcom, Inc. (a)	4,928	430,165
DiaSorin SpA	327	35,024
Edwards Lifesciences Corp. (a)	7,440	581,882
EssilorLuxottica SA	4,339	1,191,970
Fisher & Paykel Healthcare Corp. Ltd.	8,557	188,082
GE HealthCare Technologies, Inc.	5,768	427,236
Hologic, Inc. (a)	2,830	184,403
Hoya Corp.	5,061	600,816
IDEXX Laboratories, Inc. (a)	1,033	554,039
Insulet Corp. (a)	885	278,049
Intuitive Surgical, Inc. (a)	4,499	2,444,802
Koninklijke Philips NV	12,143	291,537
Medtronic PLC	16,174	1,409,888
Olympus Corp.	16,649	197,549
ResMed, Inc.	1,853	478,074
Siemens Healthineers AG	4,938	273,925
Smith & Nephew PLC	12,146	185,598
Solventum Corp. (a)	1,743	132,189
Sonova Holding AG	740	221,050
STERIS PLC	1,239	297,633
Straumann Holding AG	1,629	213,399
Stryker Corp.	4,332	1,713,869
Sysmex Corp.	7,317	127,326
Terumo Corp.	19,466	357,303
Zimmer Biomet Holdings, Inc.	2,511	229,028
		20,330,266
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	3,047	511,896
Cencora, Inc.	2,177	652,773
Centene Corp. (a)	6,255	339,521
Chartwell Retirement Residences	13,160	179,654
Cigna Group	3,454	1,141,823
CVS Health Corp.	15,903	1,096,989
DaVita, Inc. (a) (b)	555	79,060
Elevance Health, Inc.	2,925	1,137,708
Fresenius Medical Care AG	3,212	184,164
Fresenius SE & Co. KGaA	6,164	310,004
HCA Healthcare, Inc.	2,255	863,890
Henry Schein, Inc. (a)	1,573	114,908
Humana, Inc.	1,522	372,099
Labcorp Holdings, Inc.	1,052	276,161
McKesson Corp.	1,581	1,158,525
Molina Healthcare, Inc. (a) (b)	700	208,530
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,400	251,482
Sigma Healthcare Ltd.	67,399	132,475
Sonic Healthcare Ltd.	6,661	117,453
UnitedHealth Group, Inc.	11,608	3,621,348
Universal Health Services, Inc. - Class B	741	134,232
		12,884,695
Security Description	Shares	Value
Health Care REITs — 0.7%
Aedifica SA	2,267	$176,312
Alexandria Real Estate Equities, Inc.	10,113	734,507
American Healthcare REIT, Inc. (b)	7,506	275,771
Assura PLC	151,632	104,592
CareTrust REIT, Inc.	8,908	272,585
Cofinimmo SA	1,818	165,240
Health Care & Medical Investment Corp.	16	12,859
Healthcare Realty Trust, Inc.	15,630	247,892
HealthCo REIT	19,718	9,543
Healthpeak Properties, Inc.	41,842	732,654
Life Science REIT PLC	13,652	8,544
LTC Properties, Inc. (b)	2,145	74,239
Medical Properties Trust, Inc. (b)	24,198	104,293
National Health Investors, Inc.	2,179	152,792
NorthWest Healthcare Properties Real Estate Investment Trust	11,786	43,102
Omega Healthcare Investors, Inc.	13,679	501,335
Parkway Life Real Estate Investment Trust	20,840	67,219
Primary Health Properties PLC	61,248	83,204
Sabra Health Care REIT, Inc. (b)	11,210	206,712
Sila Realty Trust, Inc. (b)	2,623	62,086
Target Healthcare REIT PLC	29,587	42,350
Ventas, Inc.	26,296	1,660,592
Welltower, Inc.	38,895	5,979,328
		11,717,751
Health Care Technology — 0.0%
M3, Inc.	6,440	88,453
Pro Medicus Ltd.	839	157,449
		245,902
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	10,559	123,224
CapitaLand Ascott Trust	124,248	86,503
CDL Hospitality Trusts	38,124	23,542
DiamondRock Hospitality Co. (b)	9,836	75,344
Far East Hospitality Trust	45,260	20,124
Hoshino Resorts REIT, Inc.	26	43,468
Host Hotels & Resorts, Inc.	41,482	637,163
Invincible Investment Corp.	346	148,947
Japan Hotel REIT Investment Corp.	231	121,876
Park Hotels & Resorts, Inc.	9,354	95,691
Pebblebrook Hotel Trust (b)	5,542	55,365
RLJ Lodging Trust (b)	6,998	50,945
Ryman Hospitality Properties, Inc.	2,774	273,711
Sunstone Hotel Investors, Inc.	9,083	78,840
Xenia Hotels & Resorts, Inc.	4,793	60,248
		1,894,991
Hotels, Restaurants & Leisure — 1.0%
Accor SA	2,783	145,593
Airbnb, Inc. - Class A (a)	5,460	722,576
Amadeus IT Group SA	6,574	556,149
Aristocrat Leisure Ltd.	8,215	352,401
Booking Holdings, Inc.	417	2,414,113
Caesars Entertainment, Inc. (a)	2,680	76,085
Carnival Corp. (a)	13,216	371,634
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Chipotle Mexican Grill, Inc. (a)	17,096	$959,940
Compass Group PLC	24,770	838,964
Darden Restaurants, Inc.	1,478	322,160
Delivery Hero SE (a)	2,787	75,460
Domino's Pizza, Inc.	436	196,462
DoorDash, Inc. - Class A (a) (b)	4,279	1,054,816
Entain PLC	8,868	109,916
Evolution AB	2,164	172,107
Expedia Group, Inc. (b)	1,556	262,466
FDJ UNITED	1,622	63,655
Galaxy Entertainment Group Ltd.	31,915	142,013
Genting Singapore Ltd.	88,487	49,788
Hilton Worldwide Holdings, Inc.	3,035	808,342
InterContinental Hotels Group PLC	2,164	247,086
Las Vegas Sands Corp. (b)	4,335	188,616
Lottery Corp. Ltd.	32,487	113,968
Marriott International, Inc. - Class A	2,886	788,484
McDonald's Corp.	9,039	2,640,925
MGM Resorts International (a)	2,822	97,049
Norwegian Cruise Line Holdings Ltd. (a)	5,546	112,473
Oriental Land Co. Ltd. (b)	15,724	362,418
PPHE Hotel Group Ltd.	1,094	24,043
Royal Caribbean Cruises Ltd. (b)	3,123	977,936
Sands China Ltd. (a)	35,525	74,129
Sodexo SA	1,291	79,450
Starbucks Corp.	14,328	1,312,875
Whitbread PLC	2,576	99,962
Wynn Resorts Ltd.	1,130	105,847
Yum! Brands, Inc.	3,520	521,594
Zensho Holdings Co. Ltd.	1,363	82,557
		17,524,052
Household Durables — 0.3%
Barratt Redrow PLC	20,044	125,565
DR Horton, Inc.	3,577	461,147
Garmin Ltd.	1,938	404,499
Lennar Corp. - Class A	2,945	325,746
Mohawk Industries, Inc. (a)	661	69,299
NVR, Inc. (a)	38	280,655
Panasonic Holdings Corp.	34,063	365,927
PulteGroup, Inc.	2,554	269,345
Sekisui House Ltd.	8,735	192,621
Sony Group Corp.	89,759	2,339,974
		4,834,778
Household Products — 0.4%
Church & Dwight Co., Inc.	3,103	298,229
Clorox Co.	1,554	186,589
Colgate-Palmolive Co.	10,236	930,453
Essity AB - Class B (b)	8,790	243,427
Henkel AG & Co. KGaA	1,517	109,895
Kimberly-Clark Corp.	4,184	539,401
Procter & Gamble Co.	29,578	4,712,367
Reckitt Benckiser Group PLC	9,950	676,868
Unicharm Corp.	16,312	118,146
		7,815,375
Security Description	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,969	$94,354
EDP Renovaveis SA	4,604	51,430
Meridian Energy Ltd.	19,087	68,650
Orsted AS (a)	2,454	105,366
RWE AG	9,227	385,590
Vistra Corp.	4,292	831,832
		1,537,222
Industrial Conglomerates — 0.5%
3M Co. (b)	6,848	1,042,539
CK Hutchison Holdings Ltd.	38,902	240,150
DCC PLC	1,444	93,736
Hikari Tsushin, Inc.	250	73,687
Hitachi Ltd.	66,847	1,936,480
Honeywell International, Inc.	8,202	1,910,082
Investment AB Latour - B Shares	2,161	56,969
Jardine Matheson Holdings Ltd.	2,360	113,454
Keppel Ltd.	21,590	126,132
Lifco AB - B Shares	3,403	137,792
Sekisui Chemical Co. Ltd.	5,541	100,172
Siemens AG	11,090	2,844,311
Smiths Group PLC	4,899	151,073
Swire Pacific Ltd. - Class A	5,365	46,016
		8,872,593
Industrial REITs — 0.8%
AIMS APAC REIT	33,560	34,857
Americold Realty Trust, Inc.	13,580	225,835
ARGAN SA	782	60,376
CapitaLand Ascendas REIT	224,160	472,605
Centuria Industrial REIT	29,933	61,486
CRE Logistics REIT, Inc.	27	28,287
Dexus Industria REIT	15,141	27,114
Dream Industrial Real Estate Investment Trust (b)	13,574	117,523
EastGroup Properties, Inc.	2,483	414,959
ESR Kendall Square REIT Co. Ltd.	5,727	17,822
ESR-REIT	33,905	65,664
First Industrial Realty Trust, Inc.	6,096	293,401
Frasers Logistics & Commercial Trust	131,420	88,395
GLP J-Reit	208	187,188
Goodman Group	124,155	2,798,400
Goodman Property Trust	45,945	54,013
Granite Real Estate Investment Trust	2,952	149,968
Industrial & Infrastructure Fund Investment Corp.	113	95,314
Innovative Industrial Properties, Inc.	1,310	72,338
Japan Logistics Fund, Inc.	122	79,209
LaSalle Logiport REIT	79	76,258
Lineage, Inc. (b)	3,364	146,401
LXP Industrial Trust (b)	13,745	113,534
Mapletree Industrial Trust	98,222	157,625
Mapletree Logistics Trust	161,009	149,486
Mitsubishi Estate Logistics REIT Investment Corp.	63	52,037
Mitsui Fudosan Logistics Park, Inc.	142	103,041
Montea NV	992	76,031
Nippon Prologis REIT, Inc.	317	175,089
Prologis, Inc.	55,878	5,873,895
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Rexford Industrial Realty, Inc. (b)	11,289	$401,550
Segro PLC	83,024	774,676
SOSiLA Logistics REIT, Inc.	31	24,709
STAG Industrial, Inc.	8,891	322,566
Terreno Realty Corp. (b)	4,822	270,370
Tritax Big Box REIT PLC	116,797	236,686
Warehouse REIT PLC	18,266	28,418
Warehouses De Pauw CVA	8,535	208,023
		14,535,149
Insurance — 1.7%
Admiral Group PLC	3,800	170,580
Aegon Ltd.	19,300	139,801
Aflac, Inc.	6,243	658,387
Ageas SA	2,178	147,065
AIA Group Ltd.	156,127	1,404,015
Allianz SE	5,635	2,283,135
Allstate Corp.	3,343	672,979
American International Group, Inc.	7,484	640,556
Aon PLC - Class A	2,728	973,241
Arch Capital Group Ltd.	4,729	430,575
Arthur J Gallagher & Co. (b)	3,208	1,026,945
ASR Nederland NV	2,159	143,401
Assurant, Inc.	647	127,776
Aviva PLC	39,082	332,263
AXA SA	25,856	1,270,857
Baloise Holding AG	602	142,475
Brown & Brown, Inc. (b)	2,994	331,945
Chubb Ltd.	4,701	1,361,974
Cincinnati Financial Corp.	1,961	292,032
Dai-ichi Life Holdings, Inc.	51,276	387,597
Erie Indemnity Co. - Class A (b)	315	109,239
Everest Group Ltd.	542	184,199
Generali	12,597	448,393
Gjensidige Forsikring ASA	2,919	74,013
Globe Life, Inc.	1,059	131,623
Hannover Rueck SE	880	276,914
Hartford Insurance Group, Inc.	3,628	460,284
Helvetia Holding AG	542	127,515
Insurance Australia Group Ltd.	34,525	205,203
Japan Post Holdings Co. Ltd.	25,996	239,950
Japan Post Insurance Co. Ltd.	2,808	63,329
Legal & General Group PLC	85,690	299,537
Loews Corp.	2,229	204,310
Marsh & McLennan Cos., Inc.	6,195	1,354,475
Medibank Pvt Ltd.	40,198	133,811
MetLife, Inc. (e)	7,302	587,227
MS&AD Insurance Group Holdings, Inc.	18,788	419,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,952	1,265,943
NN Group NV	3,927	261,018
Phoenix Group Holdings PLC	10,249	92,659
Poste Italiane SpA	6,673	143,406
Principal Financial Group, Inc. (b)	2,654	210,807
Progressive Corp.	7,389	1,971,829
Prudential Financial, Inc.	4,465	479,720
Prudential PLC	38,079	478,060
Security Description	Shares	Value
Insurance—(Continued)
QBE Insurance Group Ltd.	22,037	$339,289
Sampo OYJ - A Shares	35,335	380,247
Sompo Holdings, Inc.	13,002	389,528
Suncorp Group Ltd.	15,808	224,849
Swiss Life Holding AG	419	425,227
Swiss Re AG	4,401	763,737
T&D Holdings, Inc.	7,121	155,761
Talanx AG	942	121,982
Tokio Marine Holdings, Inc.	26,765	1,129,071
Travelers Cos., Inc.	2,860	765,164
Tryg AS	4,948	127,947
Unipol Assicurazioni SpA	5,236	103,814
W.R. Berkley Corp.	3,787	278,231
Willis Towers Watson PLC	1,259	385,884
Zurich Insurance Group AG	2,136	1,497,854
		30,248,738
Interactive Media & Services — 2.6%
Alphabet, Inc. - Class A	73,577	12,966,475
Alphabet, Inc. - Class C	59,631	10,577,943
Auto Trader Group PLC	12,833	145,330
CAR Group Ltd.	5,513	135,792
LY Corp.	41,789	153,887
Match Group, Inc.	3,167	97,829
Meta Platforms, Inc. - Class A	27,623	20,388,260
REA Group Ltd.	771	122,047
Scout24 SE	1,095	151,004
		44,738,567
IT Services — 0.6%
Accenture PLC - Class A	7,890	2,358,242
Akamai Technologies, Inc. (a)	1,895	151,145
Capgemini SE	2,376	406,675
Cognizant Technology Solutions Corp. - Class A	6,239	486,829
EPAM Systems, Inc. (a)	715	126,426
Fujitsu Ltd.	25,723	624,967
Gartner, Inc. (a)	969	391,689
GoDaddy, Inc. - Class A (a)	1,781	320,687
International Business Machines Corp. (b)	11,663	3,438,019
NEC Corp.	17,955	525,878
NEXTDC Ltd. (a)	30,320	289,404
Nomura Research Institute Ltd.	5,541	222,659
NTT Data Group Corp. (b)	4,122	113,987
Obic Co. Ltd.	4,676	182,204
Otsuka Corp.	3,323	67,665
SCSK Corp.	2,310	69,562
SUNeVision Holdings Ltd.	28,840	27,830
TIS, Inc.	3,105	104,133
VeriSign, Inc.	1,026	296,309
Wix.com Ltd. (a)	772	122,331
		10,326,641
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	8,697	311,339
Hasbro, Inc.	1,654	122,098
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products—(Continued)
Shimano, Inc.	1,079	$156,618
		590,055
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,599	424,718
Bio-Techne Corp.	1,994	102,591
Charles River Laboratories International, Inc. (a)	645	97,866
Danaher Corp.	8,073	1,594,740
Eurofins Scientific SE	1,728	123,137
IQVIA Holdings, Inc. (a)	2,110	332,515
Lonza Group AG	1,054	753,090
Mettler-Toledo International, Inc. (a)	264	310,126
Qiagen NV (a)	3,155	151,907
Revvity, Inc. (b)	1,535	148,465
Sartorius Stedim Biotech	426	101,952
Thermo Fisher Scientific, Inc.	4,825	1,956,345
Waters Corp. (a)	749	261,431
West Pharmaceutical Services, Inc.	914	199,983
		6,558,866
Machinery — 1.1%
Alfa Laval AB	4,223	177,881
Alstom SA (a)	5,052	118,112
Atlas Copco AB - A Shares	39,196	634,955
Atlas Copco AB - B Shares	22,779	324,558
Caterpillar, Inc.	6,029	2,340,518
Cummins, Inc.	1,734	567,885
Daifuku Co. Ltd.	4,664	120,566
Daimler Truck Holding AG	6,933	328,139
Deere & Co.	3,195	1,624,625
Dover Corp.	1,731	317,171
Epiroc AB - A Shares	9,620	209,349
Epiroc AB - B Shares	5,692	109,133
FANUC Corp.	13,768	374,517
Fortive Corp.	4,304	224,367
GEA Group AG	2,138	149,567
Hoshizaki Corp.	1,636	56,537
IDEX Corp.	955	167,669
IHI Corp.	2,100	228,006
Illinois Tool Works, Inc.	3,369	832,985
Indutrade AB (b)	3,988	108,925
Ingersoll Rand, Inc.	5,082	422,721
Knorr-Bremse AG	1,059	102,357
Komatsu Ltd.	13,178	431,346
Kone OYJ - Class B	4,960	326,661
Kubota Corp. (b)	14,239	159,645
Makita Corp.	3,464	106,520
Metso OYJ (b)	9,075	117,533
Minebea Mitsumi, Inc.	5,332	77,963
Mitsubishi Heavy Industries Ltd.	46,809	1,173,014
Nordson Corp.	684	146,629
Otis Worldwide Corp.	5,002	495,298
PACCAR, Inc.	6,615	628,822
Parker-Hannifin Corp.	1,624	1,134,315
Pentair PLC	2,084	213,943
Rational AG	75	62,901
Security Description	Shares	Value
Machinery—(Continued)
Sandvik AB	15,560	$357,072
Schindler Holding AG	343	124,521
Schindler Holding AG (Participation Certificate)	594	221,252
SKF AB - B Shares (b)	4,979	114,361
SMC Corp.	809	291,340
Snap-on, Inc. (b)	661	205,690
Spirax Group PLC	1,074	87,812
Stanley Black & Decker, Inc. (b)	1,945	131,774
Techtronic Industries Co. Ltd.	21,429	236,052
Toyota Industries Corp.	2,372	267,267
Trelleborg AB - B Shares	2,954	110,250
VAT Group AG	394	166,829
Volvo AB - B Shares (b)	23,180	650,816
Wartsila OYJ Abp	7,341	173,490
Westinghouse Air Brake Technologies Corp.	2,155	451,149
Xylem, Inc.	3,064	396,359
Yangzijiang Shipbuilding Holdings Ltd.	38,000	66,412
		18,667,579
Marine Transportation — 0.1%
AP Moller - Maersk AS - Class A	43	79,411
AP Moller - Maersk AS - Class B	62	115,579
Kawasaki Kisen Kaisha Ltd.	5,157	72,823
Kuehne & Nagel International AG (b)	705	153,090
Mitsui OSK Lines Ltd. (b)	5,067	168,958
Nippon Yusen KK	6,417	230,386
SITC International Holdings Co. Ltd.	19,964	64,083
		884,330
Media — 0.2%
Charter Communications, Inc. - Class A (a)	1,218	497,930
Comcast Corp. - Class A	47,574	1,697,916
Dentsu Group, Inc.	2,864	63,550
Fox Corp. - Class A	2,748	153,998
Fox Corp. - Class B	1,664	85,912
Informa PLC	19,590	216,744
Interpublic Group of Cos., Inc.	4,699	115,031
News Corp. - Class A	4,769	141,735
News Corp. - Class B	1,409	48,343
Omnicom Group, Inc.	2,479	178,339
Paramount Global - Class B	7,505	96,814
Publicis Groupe SA	3,340	377,055
WPP PLC	15,746	110,066
		3,783,433
Metals & Mining — 0.5%
Anglo American PLC	16,260	480,016
Antofagasta PLC	5,756	143,011
ArcelorMittal SA	6,847	216,420
BHP Group Ltd.	74,071	1,780,261
BlueScope Steel Ltd.	6,402	97,898
Boliden AB (a)	4,149	129,783
Evolution Mining Ltd.	29,228	152,442
Fortescue Ltd.	24,711	248,680
Freeport-McMoRan, Inc.	18,127	785,805
Glencore PLC (a)	149,631	582,645
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
JFE Holdings, Inc. (b)	8,435	$97,913
Newmont Corp.	14,360	836,614
Nippon Steel Corp.	14,140	268,312
Norsk Hydro ASA	20,526	116,979
Northern Star Resources Ltd.	19,818	245,123
Nucor Corp.	2,962	383,698
Rio Tinto Ltd.	5,417	381,980
Rio Tinto PLC	16,469	959,690
South32 Ltd.	65,869	126,267
Steel Dynamics, Inc.	1,786	228,626
Sumitomo Metal Mining Co. Ltd.	3,594	88,296
		8,350,459
Multi-Utilities — 0.4%
Ameren Corp.	3,404	326,920
CenterPoint Energy, Inc.	8,221	302,040
Centrica PLC	73,365	162,716
CMS Energy Corp.	3,769	261,116
Consolidated Edison, Inc.	4,370	438,530
Dominion Energy, Inc.	10,596	598,886
DTE Energy Co.	2,614	346,250
E.ON SE	32,764	603,282
Engie SA	26,654	627,662
National Grid PLC	73,583	1,075,885
NiSource, Inc.	5,928	239,136
Public Service Enterprise Group, Inc.	6,284	528,987
Sembcorp Industries Ltd.	12,635	68,094
Sempra	7,990	605,402
Veolia Environnement SA	9,187	327,725
WEC Energy Group, Inc.	4,007	417,529
		6,930,160
Office REITs — 0.3%
Abacus Group	19,896	14,670
Allied Properties Real Estate Investment Trust (b)	6,018	75,835
Brandywine Realty Trust (b)	8,117	34,822
BXP, Inc.	9,381	632,936
Centuria Office REIT	23,572	17,454
Champion REIT	84,436	22,361
CLS Holdings PLC	6,403	6,162
COPT Defense Properties	5,373	148,187
Cousins Properties, Inc. (b)	7,948	238,678
Cromwell Property Group	64,050	14,348
Daiwa Office Investment Corp.	24	53,271
Derwent London PLC	5,063	144,028
Dexus	50,211	219,777
Douglas Emmett, Inc.	7,638	114,876
Easterly Government Properties, Inc.	1,875	41,625
Empire State Realty Trust, Inc. - Class A	6,507	52,642
Gecina SA	3,107	341,862
Global One Real Estate Investment Corp.	45	42,646
Great Portland Estates PLC	18,455	90,885
Helical PLC	5,010	15,813
Highwoods Properties, Inc. (b)	5,050	157,004
Ichigo Office REIT Investment Corp.	44	28,034
Inmobiliaria Colonial Socimi SA (b)	17,097	121,044
Security Description	Shares	Value
Office REITs—(Continued)
Japan Excellent, Inc.	53	$49,179
Japan Prime Realty Investment Corp. (b)	168	108,025
Japan Real Estate Investment Corp.	319	261,158
JBG SMITH Properties (b)	3,482	60,239
JR Global Reit	8,408	16,135
Keppel REIT	112,592	78,385
Kilroy Realty Corp. (b)	5,587	191,690
Mori Hills REIT Investment Corp.	67	62,290
Nippon Building Fund, Inc.	482	444,657
NSI NV	700	19,684
One REIT, Inc.	10	17,873
Orix JREIT, Inc.	125	163,009
Paramount Group, Inc. (a) (b)	8,806	53,717
Piedmont Realty Trust, Inc. - Class A	5,836	42,544
Precinct Properties Group	66,665	48,740
Prosperity REIT	61,010	10,718
Regional REIT Ltd.	5,961	9,919
Sankei Real Estate, Inc.	20	12,777
Shinhan Alpha REIT Co. Ltd.	5,490	22,942
SL Green Realty Corp.	3,388	209,717
Vornado Realty Trust	8,401	321,254
Workspace Group PLC	6,211	35,858
		4,869,470
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA	4,612	117,667
APA Corp.	4,666	85,341
BP PLC	233,732	1,165,963
Chevron Corp.	21,082	3,018,732
ConocoPhillips	16,093	1,444,186
Coterra Energy, Inc.	9,289	235,755
Devon Energy Corp. (b)	8,286	263,578
Diamondback Energy, Inc.	2,357	323,852
ENEOS Holdings, Inc.	39,832	196,597
Eni SpA (b)	32,147	520,679
EOG Resources, Inc.	7,095	848,633
EQT Corp.	7,526	438,916
Equinor ASA	12,226	308,697
Expand Energy Corp.	2,653	310,242
Exxon Mobil Corp.	54,908	5,919,082
Galp Energia SGPS SA	6,090	111,803
Hess Corp.	3,486	482,950
Idemitsu Kosan Co. Ltd.	11,881	71,896
Inpex Corp.	12,850	180,303
Kinder Morgan, Inc.	24,384	716,890
Marathon Petroleum Corp.	3,986	662,114
Neste OYJ (b)	6,175	83,326
Occidental Petroleum Corp. (b)	8,522	358,009
OMV AG	2,150	116,879
ONEOK, Inc.	7,826	638,836
Phillips 66 Co.	5,209	621,434
Repsol SA	16,895	247,491
Santos Ltd.	47,406	238,504
Shell PLC	87,352	3,061,058
Targa Resources Corp.	2,751	478,894
Texas Pacific Land Corp. (b)	238	251,421
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
TotalEnergies SE	29,813	$1,833,719
Valero Energy Corp. (b)	3,993	536,739
Williams Cos., Inc.	15,376	965,766
Woodside Energy Group Ltd.	27,710	427,055
		27,283,007
Paper & Forest Products — 0.0%
Holmen AB - B Shares	1,113	44,158
Mondi PLC	6,443	105,219
Stora Enso OYJ - R Shares	8,501	92,169
Svenska Cellulosa AB SCA - Class B	8,867	115,326
UPM-Kymmene OYJ (b)	7,791	212,712
		569,584
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,359	46,231
Delta Air Lines, Inc.	8,093	398,014
Deutsche Lufthansa AG	8,745	73,940
International Consolidated Airlines Group SA	18,141	85,188
Japan Airlines Co. Ltd.	2,139	43,573
Qantas Airways Ltd.	10,822	76,507
Ryanair Holdings PLC	12,408	351,045
Singapore Airlines Ltd.	22,047	120,939
Southwest Airlines Co.	7,476	242,521
United Airlines Holdings, Inc. (a)	4,148	330,305
		1,768,263
Personal Care Products — 0.3%
Beiersdorf AG	1,448	181,889
Estee Lauder Cos., Inc. - Class A	2,954	238,683
Kao Corp.	6,786	303,735
Kenvue, Inc.	24,184	506,171
L'Oreal SA	3,509	1,502,488
Shiseido Co. Ltd.	5,854	104,201
Unilever PLC	36,504	2,223,428
		5,060,595
Pharmaceuticals — 2.3%
Astellas Pharma, Inc.	26,383	258,697
AstraZeneca PLC	22,628	3,155,651
Bayer AG	14,337	431,115
Bristol-Myers Squibb Co.	25,597	1,184,885
Chugai Pharmaceutical Co. Ltd.	9,794	511,967
Daiichi Sankyo Co. Ltd.	25,049	583,283
Eisai Co. Ltd.	3,863	110,967
Eli Lilly & Co.	9,939	7,747,749
Galderma Group AG	1,563	227,707
GSK PLC	60,067	1,145,042
Haleon PLC	131,691	677,551
Hikma Pharmaceuticals PLC	2,429	66,296
Ipsen SA	550	65,573
Johnson & Johnson	30,369	4,638,865
Kyowa Kirin Co. Ltd.	3,435	58,891
Merck & Co., Inc.	31,908	2,525,837
Merck KGaA	1,886	244,239
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Novartis AG	27,743	$3,356,211
Novo Nordisk AS - Class B	46,998	3,279,425
Ono Pharmaceutical Co. Ltd.	5,487	59,476
Orion OYJ - Class B	1,582	119,080
Otsuka Holdings Co. Ltd.	6,414	317,559
Pfizer, Inc.	71,482	1,732,724
Recordati Industria Chimica e Farmaceutica SpA	1,679	105,637
Roche Holding AG	10,252	3,351,486
Roche Holding AG (Bearer Shares)	467	162,485
Sandoz Group AG	6,100	335,166
Sanofi SA	16,201	1,567,570
Shionogi & Co. Ltd.	10,990	198,305
Takeda Pharmaceutical Co. Ltd. (b)	23,191	715,875
Teva Pharmaceutical Industries Ltd. (ADR) (a)	16,737	280,512
UCB SA	1,845	362,469
Viatris, Inc.	15,056	134,450
Zoetis, Inc.	5,648	880,806
		40,593,551
Professional Services — 0.5%
Automatic Data Processing, Inc.	5,132	1,582,709
Broadridge Financial Solutions, Inc.	1,476	358,712
Bureau Veritas SA	4,637	159,970
Computershare Ltd.	7,680	201,651
Dayforce, Inc. (a)	2,006	111,112
Equifax, Inc. (b)	1,564	405,655
Experian PLC	13,399	690,270
Intertek Group PLC	2,388	155,415
Jacobs Solutions, Inc.	1,546	203,222
Leidos Holdings, Inc.	1,655	261,093
Paychex, Inc. (b)	4,042	587,949
Paycom Software, Inc. (b)	594	137,452
Randstad NV	1,584	73,157
Recruit Holdings Co. Ltd.	20,491	1,206,495
RELX PLC	26,957	1,462,278
SGS SA	2,351	239,106
Teleperformance SE	787	76,416
Verisk Analytics, Inc.	1,781	554,782
Wolters Kluwer NV	3,481	582,104
		9,049,548
Real Estate Management & Development — 0.9%
abrdn European Logistics Income PLC	20,109	17,123
Aeon Mall Co. Ltd. (a)	4,299	85,704
Allreal Holding AG	700	164,427
Amot Investments Ltd.	10,898	73,759
Aroundtown SA (a)	33,822	123,978
Atrium Ljungberg AB - B Shares	10,912	39,027
Azrieli Group Ltd.	2,363	217,716
CA Immobilien Anlagen AG	1,313	37,498
CapitaLand Investment Ltd.	142,371	296,835
Castellum AB	19,063	251,774
Catena AB	2,006	102,426
CBRE Group, Inc. - Class A (a)	3,728	522,367
Cibus Nordic Real Estate AB publ	3,410	67,460
City Developments Ltd.	18,756	76,615
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Citycon OYJ (a)	3,700	$16,589
CK Asset Holdings Ltd.	28,214	124,545
Corem Property Group AB - Class B (b)	35,826	19,707
CoStar Group, Inc. (a) (b)	5,316	427,406
Daito Trust Construction Co. Ltd.	828	90,253
Daiwa House Industry Co. Ltd.	8,223	283,292
Deutsche EuroShop AG	486	11,703
Deutsche Wohnen SE	2,349	66,680
Dios Fastigheter AB	4,797	35,128
Entra ASA (a)	2,102	27,851
Fabege AB	9,799	88,248
Fastighets AB Balder - B Shares (a)	42,936	320,957
FastPartner AB - Class A	2,233	13,673
Grainger PLC	33,461	101,067
Grand City Properties SA	3,249	42,437
Heba Fastighets AB - Class B	3,515	11,788
Heiwa Real Estate Co. Ltd.	1,940	29,440
Henderson Land Development Co. Ltd.	84,533	296,097
Hiag Immobilien Holding AG	200	27,885
Hongkong Land Holdings Ltd.	65,202	376,486
Hufvudstaden AB - A Shares	4,828	63,086
Hulic Co. Ltd. (b)	28,861	290,585
Hysan Development Co. Ltd.	27,829	50,048
Intea Fastigheter AB	2,783	22,836
Intershop Holding AG	256	45,862
Kennedy-Wilson Holdings, Inc.	5,703	38,780
Kojamo OYJ (a)	7,256	94,649
LEG Immobilien SE	4,680	415,212
Lifestyle Communities Ltd.	4,566	21,047
Logistea AB - Class B	8,940	14,662
Melisron Ltd.	1,149	131,050
Mitsubishi Estate Co. Ltd.	68,863	1,288,428
Mitsui Fudosan Co. Ltd.	162,927	1,573,949
Mobimo Holding AG	345	141,146
Neobo Fastigheter AB (a)	3,851	6,978
New World Development Co. Ltd. (a) (b)	65,246	47,496
Nomura Real Estate Holdings, Inc.	24,808	145,043
NP3 Fastigheter AB (b)	1,498	42,770
Nyfosa AB	7,592	75,684
Pandox AB	4,782	84,285
Peach Property Group AG (a)	1,539	13,937
Platzer Fastigheter Holding AB - Class B	2,989	25,231
PSP Swiss Property AG	2,176	401,846
Public Property Invest AS (a)	6,104	14,508
Sagax AB - Class B	13,366	305,545
Samhallsbyggnadsbolaget i Norden AB (a)	48,315	28,974
Sino Land Co. Ltd.	225,283	239,771
Sirius Real Estate Ltd.	70,494	94,364
StorageVault Canada, Inc. (b)	10,645	31,972
Sumitomo Realty & Development Co. Ltd. (b)	20,252	780,805
Sun Hung Kai Properties Ltd.	87,305	1,002,480
Swire Properties Ltd.	46,489	116,233
Swiss Prime Site AG	4,859	730,000
TAG Immobilien AG	7,978	141,788
Tokyo Tatemono Co. Ltd.	9,203	163,564
UOL Group Ltd.	21,706	105,548
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
VGP NV	639	$64,313
Vonovia SE	44,696	1,574,377
Wallenstam AB - Class B (b)	16,630	84,855
Wharf Holdings Ltd.	15,121	46,114
Wharf Real Estate Investment Co. Ltd.	98,504	278,953
Wihlborgs Fastigheter AB	12,843	139,708
		15,466,423
Residential REITs — 0.7%
Advance Residence Investment Corp.	124	128,816
Altarea SCA	300	35,799
American Homes 4 Rent - Class A	16,275	587,039
Apartment Investment & Management Co. - Class A	6,224	53,838
AvalonBay Communities, Inc. (b)	8,566	1,743,181
Boardwalk Real Estate Investment Trust	1,925	98,939
Camden Property Trust	6,466	728,654
Canadian Apartment Properties REIT (b)	7,656	249,681
Care Property Invest NV	1,763	25,906
Centerspace	794	47,791
Comforia Residential REIT, Inc.	31	61,718
Daiwa Securities Living Investments Corp.	91	60,367
Elme Communities	4,149	65,969
Empiric Student Property PLC	31,661	44,682
Equity LifeStyle Properties, Inc. (b)	9,029	556,818
Equity Residential	22,352	1,508,537
Essex Property Trust, Inc. (b)	3,847	1,090,240
Home Invest Belgium SA	459	10,983
Home REIT PLC (a) (c) (d)	72,879	0
Independence Realty Trust, Inc. (b)	10,965	193,971
Ingenia Communities Group	19,267	69,390
InterRent Real Estate Investment Trust (b)	6,732	66,838
Invitation Homes, Inc.	36,331	1,191,657
Irish Residential Properties REIT PLC	24,187	29,073
Killam Apartment Real Estate Investment Trust	5,644	81,277
Mid-America Apartment Communities, Inc.	7,017	1,038,586
NexPoint Residential Trust, Inc.	1,060	35,319
Nippon Accommodations Fund, Inc.	111	90,757
PRS REIT PLC	24,053	35,729
Residential Secure Income PLC	8,786	7,114
Samty Residential Investment Corp.	16	10,768
Social Housing Reit PLC	17,692	17,160
Starts Proceed Investment Corp.	10	12,316
Sun Communities, Inc. (b)	6,018	761,217
UDR, Inc.	19,534	797,573
UMH Properties, Inc.	3,680	61,787
UNITE Group PLC	19,804	231,204
Veris Residential, Inc.	3,722	55,421
Xior Student Housing NV	1,730	62,634
		11,948,749
Retail REITs — 1.0%
Acadia Realty Trust (b)	6,222	115,543
AEON REIT Investment Corp.	81	71,284
Agree Realty Corp. (b)	5,156	376,697
Ascencio	282	16,001
Brixmor Property Group, Inc.	14,502	377,632
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
BWP Trust	26,235	$60,782
CapitaLand Integrated Commercial Trust	356,446	608,431
Carmila SA (a)	2,572	50,446
Charter Hall Retail REIT	26,990	68,289
Choice Properties Real Estate Investment Trust	13,174	143,857
Crombie Real Estate Investment Trust (b)	5,146	56,193
Curbline Properties Corp. (b)	4,622	105,520
Eurocommercial Properties NV	2,002	63,177
Federal Realty Investment Trust	5,025	477,325
First Capital Real Estate Investment Trust (b)	10,091	134,497
Fortune Real Estate Investment Trust	71,830	44,166
Frasers Centrepoint Trust	61,210	109,772
Frontier Real Estate Investment Corp.	117	66,677
Fukuoka REIT Corp.	34	40,702
Getty Realty Corp. (b)	2,446	67,607
Hamborner REIT AG	3,409	23,932
Hammerson PLC	22,294	92,204
HomeCo Daily Needs REIT	83,904	69,308
Immobiliare Grande Distribuzione SIIQ SpA	2,586	9,450
InvenTrust Properties Corp. (b)	3,679	100,805
Japan Metropolitan Fund Invest	319	226,130
Kimco Realty Corp.	40,401	849,229
Kite Realty Group Trust	10,413	235,854
Kiwi Property Group Ltd.	66,970	36,284
Klepierre SA	13,024	516,021
Lendlease Global Commercial REIT	80,274	32,856
Link REIT	165,265	881,014
LOTTE REIT Co. Ltd.	7,118	19,768
Macerich Co.	11,975	193,755
Mercialys SA	4,438	55,654
NETSTREIT Corp. (b)	3,876	65,621
NewRiver REIT PLC	21,186	21,465
NNN REIT, Inc.	8,907	384,604
Phillips Edison & Co., Inc.	5,954	208,569
Primaris Real Estate Investment Trust	4,817	52,070
Realty Income Corp.	53,582	3,086,859
Regency Centers Corp.	10,663	759,525
Region RE Ltd.	54,908	79,713
Retail Estates NV	539	39,033
RioCan Real Estate Investment Trust (b)	14,140	183,895
Scentre Group	324,094	761,731
Shaftesbury Capital PLC	69,901	149,949
Simon Property Group, Inc.	19,302	3,102,990
SmartCentres Real Estate Investment Trust (b)	6,137	115,326
Starhill Global REIT	67,620	27,130
Supermarket Income REIT PLC	58,554	68,447
Tanger, Inc. (b)	5,270	161,157
Unibail-Rodamco-Westfield (a)	6,345	607,211
Urban Edge Properties	5,998	111,923
Vastned NV	480	18,143
Vicinity Ltd.	239,378	390,634
Waypoint REIT Ltd.	30,112	48,700
Wereldhave NV	1,800	36,217
		16,877,774
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc. (a)	20,440	$2,900,436
Advantest Corp.	11,131	824,538
Analog Devices, Inc.	6,258	1,489,529
Applied Materials, Inc.	10,251	1,876,651
ASM International NV	684	437,942
ASML Holding NV	5,747	4,601,320
BE Semiconductor Industries NV	1,184	177,242
Broadcom, Inc.	59,126	16,298,082
Disco Corp.	1,302	385,247
Enphase Energy, Inc. (a)	1,671	66,255
First Solar, Inc. (a)	1,350	223,479
Infineon Technologies AG	19,056	810,847
Intel Corp.	54,618	1,223,443
KLA Corp.	1,676	1,501,260
Lam Research Corp. (b)	16,192	1,576,129
Lasertec Corp.	1,133	152,659
Microchip Technology, Inc.	6,784	477,390
Micron Technology, Inc.	14,054	1,732,155
Monolithic Power Systems, Inc.	603	441,022
NVIDIA Corp.	308,913	48,805,165
NXP Semiconductors NV	3,206	700,479
ON Semiconductor Corp. (a) (b)	5,316	278,612
QUALCOMM, Inc.	13,951	2,221,836
Renesas Electronics Corp.	24,600	302,733
SCREEN Holdings Co. Ltd.	1,148	93,223
Skyworks Solutions, Inc.	2,028	151,127
STMicroelectronics NV	9,880	300,644
Teradyne, Inc.	2,054	184,696
Texas Instruments, Inc.	11,483	2,384,100
Tokyo Electron Ltd.	6,534	1,247,469
		93,865,710
Software — 4.7%
Adobe, Inc. (a)	5,491	2,124,358
ANSYS, Inc. (a)	1,103	387,396
Autodesk, Inc. (a)	2,712	839,554
Cadence Design Systems, Inc. (a)	3,459	1,065,891
Check Point Software Technologies Ltd. (a)	1,265	279,881
Crowdstrike Holdings, Inc. - Class A (a) (b)	3,107	1,582,426
CyberArk Software Ltd. (a)	686	279,120
Dassault Systemes SE	9,781	354,543
Fair Isaac Corp. (a) (b)	308	563,012
Fortinet, Inc. (a)	8,024	848,297
Gen Digital, Inc.	6,841	201,125
Intuit, Inc.	3,531	2,781,122
Microsoft Corp. (f)	93,771	46,642,633
Monday.com Ltd. (a)	593	186,487
Nemetschek SE	843	122,182
Nice Ltd. (a)	923	156,411
Oracle Corp.	20,463	4,473,826
Oracle Corp. Japan	544	64,912
Palantir Technologies, Inc. - Class A (a)	25,856	3,524,690
Palo Alto Networks, Inc. (a) (b)	8,352	1,709,153
PTC, Inc. (a)	1,518	261,612
Roper Technologies, Inc.	1,353	766,934
Sage Group PLC	14,423	247,880
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Salesforce, Inc.	12,071	$3,291,641
SAP SE	15,239	4,635,516
ServiceNow, Inc. (a)	2,598	2,670,952
Synopsys, Inc. (a)	1,950	999,726
Temenos AG	823	58,967
Trend Micro, Inc.	1,892	130,696
Tyler Technologies, Inc. (a)	540	320,134
WiseTech Global Ltd.	2,930	210,289
Workday, Inc. - Class A (a)	2,699	647,760
Xero Ltd. (a)	2,123	251,261
		82,680,387
Specialized REITs — 1.2%
Abacus Storage King	21,890	22,060
American Tower Corp.	5,894	1,302,692
Arena REIT	18,595	45,407
Big Yellow Group PLC	8,825	122,619
Charter Hall Social Infrastructure REIT	17,195	32,715
Crown Castle, Inc.	5,482	563,166
CubeSmart	10,782	458,235
Digital Core REIT Management Pte. Ltd.	40,570	21,520
Digital Realty Trust, Inc.	20,058	3,496,711
EPR Properties	3,554	207,056
Equinix, Inc.	5,883	4,679,750
Extra Space Storage, Inc.	12,709	1,873,815
Four Corners Property Trust, Inc. (b)	4,704	126,585
Gaming & Leisure Properties, Inc.	12,571	586,814
Iron Mountain, Inc. (b)	17,680	1,813,437
Keppel DC REIT	85,170	156,115
National Storage Affiliates Trust (b)	3,354	107,294
National Storage REIT	57,758	87,667
Public Storage (b)	9,511	2,790,718
Safehold, Inc.	2,647	41,187
Safestore Holdings PLC	10,129	98,464
SBA Communications Corp.	1,356	318,443
Shurgard Self Storage Ltd.	1,512	65,956
VICI Properties, Inc.	64,285	2,095,691
Weyerhaeuser Co.	9,152	235,115
		21,349,232
Specialty Retail — 0.8%
AutoZone, Inc. (a)	212	786,993
Avolta AG	1,283	69,822
Best Buy Co., Inc.	2,454	164,737
CarMax, Inc. (a)	1,940	130,387
Fast Retailing Co. Ltd.	2,799	959,144
H & M Hennes & Mauritz AB - B Shares (b)	8,268	116,328
Home Depot, Inc.	12,530	4,593,999
Industria de Diseno Textil SA	15,918	829,478
JD Sports Fashion PLC	37,813	46,023
Kingfisher PLC	26,027	103,997
Lowe's Cos., Inc.	7,122	1,580,158
Nitori Holdings Co. Ltd.	1,132	109,476
O'Reilly Automotive, Inc. (a)	10,875	980,164
Ross Stores, Inc.	4,162	530,988
Sanrio Co. Ltd.	2,600	125,766
Security Description	Shares	Value
Specialty Retail—(Continued)
TJX Cos., Inc.	14,180	$1,751,088
Tractor Supply Co.	6,738	355,564
Ulta Beauty, Inc. (a)	585	273,675
Williams-Sonoma, Inc.	1,553	253,714
Zalando SE (a)	3,277	107,892
ZOZO, Inc.	5,933	64,048
		13,933,441
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. (f)	189,486	38,876,843
Canon, Inc. (b)	13,598	393,856
Dell Technologies, Inc. - Class C (b)	3,935	482,431
FUJIFILM Holdings Corp.	16,326	354,760
Hewlett Packard Enterprise Co.	16,701	341,535
HP, Inc.	11,829	289,337
Logitech International SA	2,220	200,607
NetApp, Inc.	2,564	273,194
Ricoh Co. Ltd.	7,855	74,161
Seagate Technology Holdings PLC	2,670	385,361
Super Micro Computer, Inc. (a) (b)	6,352	311,311
Western Digital Corp.	4,387	280,724
		42,264,120
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	2,495	581,583
Asics Corp.	9,663	246,848
Cie Financiere Richemont SA - Class A	7,845	1,483,656
Deckers Outdoor Corp. (a)	1,914	197,276
Hermes International SCA	462	1,253,412
Kering SA	1,087	237,121
Lululemon Athletica, Inc. (a)	1,413	335,700
LVMH Moet Hennessy Louis Vuitton SE	4,014	2,105,149
Moncler SpA	3,410	194,697
NIKE, Inc. - Class B	14,900	1,058,496
Pandora AS	1,197	210,099
Ralph Lauren Corp.	503	137,963
Swatch Group AG	422	68,872
Tapestry, Inc.	2,611	229,272
		8,340,144
Tobacco — 0.4%
Altria Group, Inc.	21,378	1,253,392
British American Tobacco PLC	28,907	1,367,947
Imperial Brands PLC	11,416	450,678
Japan Tobacco, Inc. (b)	17,464	514,181
Philip Morris International, Inc.	19,613	3,572,116
		7,158,314
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	3,794	129,239
AerCap Holdings NV	2,686	314,262
Ashtead Group PLC	6,304	404,108
Beijer Ref AB	5,618	88,762
Brenntag SE	1,791	118,620
Bunzl PLC	4,782	152,307
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
Fastenal Co.	14,466	$607,572
IMCD NV	863	116,143
ITOCHU Corp.	17,304	909,409
Marubeni Corp.	20,643	415,406
Mitsubishi Corp.	49,863	995,751
Mitsui & Co. Ltd.	36,078	735,068
MonotaRO Co. Ltd.	3,643	71,909
Reece Ltd.	3,300	31,171
Rexel SA	3,265	100,756
SGH Ltd.	2,970	105,707
Sumitomo Corp.	15,897	409,661
Toyota Tsusho Corp.	9,309	210,261
United Rentals, Inc.	824	620,802
WW Grainger, Inc.	559	581,494
		7,118,408
Transportation Infrastructure — 0.1%
Aena SME SA	10,940	292,030
Aeroports de Paris SA	506	63,509
Auckland International Airport Ltd.	24,639	116,529
Getlink SE	4,266	82,446
Transurban Group	45,363	417,688
		972,202
Water Utilities — 0.0%
American Water Works Co., Inc.	2,458	341,932
Severn Trent PLC	4,053	152,439
United Utilities Group PLC	9,953	156,280
		650,651
Wireless Telecommunication Services — 0.2%
KDDI Corp.	44,780	769,336
SoftBank Corp.	417,715	645,522
SoftBank Group Corp.	13,947	1,011,228
Tele2 AB - B Shares	7,990	116,788
T-Mobile U.S., Inc.	6,049	1,441,234
Vodafone Group PLC	291,065	310,832
		4,294,940
Total Common Stocks (Cost $629,631,329)		1,024,660,330

U.S. Treasury & Government Agencies—29.2%
Federal Agencies — 2.1%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	2,135,000	2,133,995
4.625%, 03/05/26 (b)	1,425,000	1,429,499
Federal Home Loan Banks
4.125%, 01/15/27	1,565,000	1,572,724
4.625%, 11/17/26	5,685,000	5,734,649
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	2,554,000	2,895,738
6.750%, 03/15/31 (b)	2,509,000	2,870,697
Federal National Mortgage Association
6.625%, 11/15/30 (b)	10,946,000	12,384,535
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal National Mortgage Association
7.250%, 05/15/30	7,228,000	$8,324,336
		37,346,173
U.S. Treasury — 27.1%
U.S. Treasury Bonds
1.125%, 05/15/40	7,184,000	4,466,427
1.250%, 05/15/50	2,539,200	1,219,610
2.250%, 08/15/46	14,116,700	9,248,093
2.250%, 08/15/49	3,018,100	1,893,268
2.250%, 02/15/52	10,134,700	6,190,481
2.375%, 11/15/49	3,241,800	2,085,009
2.500%, 02/15/45	3,923,400	2,762,012
2.750%, 08/15/47	2,487,400	1,772,856
2.875%, 05/15/43	3,596,200	2,771,743
2.875%, 08/15/45	13,722,300	10,260,099
2.875%, 05/15/49	2,619,500	1,880,412
2.875%, 05/15/52	6,427,100	4,523,072
3.000%, 05/15/45	1,975,000	1,512,804
3.000%, 02/15/47	2,293,600	1,721,902
3.000%, 05/15/47	2,558,200	1,915,752
3.000%, 02/15/48	1,892,700	1,406,291
3.000%, 08/15/48	6,630,600	4,903,795
3.000%, 02/15/49	1,948,700	1,435,796
3.125%, 02/15/43	6,077,800	4,887,643
3.625%, 08/15/43	5,467,900	4,704,103
3.625%, 02/15/53	1,898,200	1,549,554
3.625%, 05/15/53	7,244,800	5,909,040
3.750%, 08/15/41	2,588,700	2,319,212
4.000%, 11/15/52	2,014,500	1,761,822
4.250%, 08/15/54	3,462,400	3,161,874
4.375%, 05/15/41	873,000	846,026
4.500%, 08/15/39	3,327,600	3,315,122
4.500%, 11/15/54	1,031,300	982,797
4.750%, 11/15/53	3,149,500	3,120,958
5.250%, 11/15/28	12,075,700	12,652,126
5.250%, 02/15/29	4,385,300	4,623,408
5.500%, 08/15/28	4,001,800	4,218,773
6.125%, 11/15/27	13,259,200	13,984,830
6.250%, 05/15/30 (b)	2,878,800	3,190,070
6.375%, 08/15/27	1,831,000	1,930,489
U.S. Treasury Notes
0.625%, 08/15/30	2,950,500	2,516,339
1.125%, 10/31/26	6,539,500	6,306,275
1.250%, 12/31/26	11,968,600	11,521,180
1.375%, 11/15/31	4,796,700	4,103,989
1.500%, 01/31/27	4,730,000	4,562,418
1.500%, 02/15/30	4,515,500	4,086,175
1.875%, 02/28/27	9,607,700	9,312,338
1.875%, 02/15/32	14,127,500	12,410,126
2.000%, 11/15/26	18,869,600	18,398,597
2.250%, 02/15/27	6,859,800	6,692,592
2.250%, 08/15/27 (g) (h)	22,370,000	21,698,900
2.250%, 11/15/27 (h)	23,594,500	22,815,697
2.375%, 05/15/29	13,154,000	12,512,742
2.625%, 02/15/29	6,069,100	5,844,591
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 08/15/32	7,848,700	$7,240,426
2.875%, 05/15/28	2,762,800	2,701,177
2.875%, 05/15/32	16,169,900	15,087,275
3.125%, 11/15/28	4,377,400	4,295,666
3.375%, 05/15/33	8,062,700	7,685,706
3.500%, 04/30/28	2,837,900	2,822,491
3.500%, 09/30/29	7,136,500	7,064,577
3.500%, 02/15/33	6,097,900	5,878,280
3.625%, 03/31/28	2,769,200	2,764,440
3.625%, 05/31/28 (b)	1,413,400	1,410,419
3.625%, 08/31/29	3,972,900	3,953,191
3.625%, 09/30/31	5,842,600	5,744,919
3.750%, 12/31/28	5,386,100	5,390,939
3.750%, 12/31/30	13,065,300	13,000,484
3.875%, 12/31/27	5,689,200	5,713,201
3.875%, 08/15/33	6,278,300	6,182,654
3.875%, 08/15/34	7,095,700	6,928,009
4.000%, 02/29/28	2,804,900	2,826,156
4.000%, 06/30/28	5,729,100	5,778,334
4.000%, 01/31/29	3,185,500	3,214,244
4.000%, 02/15/34	8,198,600	8,113,091
4.125%, 10/31/27	4,147,900	4,185,814
4.125%, 03/31/29	3,453,300	3,499,973
4.125%, 11/15/32	6,941,500	6,989,494
4.250%, 02/28/29	5,982,100	6,087,488
4.250%, 06/30/29	7,470,400	7,609,303
4.250%, 11/15/34	1,518,800	1,523,784
4.250%, 05/15/35	3,835,200	3,841,192
4.375%, 08/31/28	9,731,800	9,923,775
4.375%, 11/30/28	3,178,900	3,245,086
4.375%, 05/15/34	3,233,200	3,283,592
4.500%, 05/31/29	3,715,100	3,816,394
4.500%, 11/15/33	6,607,100	6,786,731
4.625%, 09/30/28	3,891,900	3,999,687
4.625%, 04/30/29	2,504,200	2,582,456
4.625%, 02/15/35 (b)	3,176,500	3,277,255
		472,356,931
Total U.S. Treasury & Government Agencies (Cost $540,955,215)		509,703,104

Foreign Government—8.5%
Sovereign — 8.5%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,175,733
2.750%, 05/21/41 (AUD)	224,000	117,929
3.000%, 11/21/33 (AUD)	634,000	387,303
3.750%, 04/21/37 (AUD)	1,257,000	787,179
4.750%, 06/21/54 (AUD)	151,000	97,859
Bundesobligation
Zero Coupon, 10/09/26 (EUR)	4,655,000	5,358,504
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	1,527,148	1,591,239
Zero Coupon, 08/15/50 (EUR)	1,204,444	670,862
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland Bundesanleihe
1.250%, 08/15/48 (EUR)	263,072	$219,566
2.200%, 02/15/34 (EUR)	616,167	708,138
2.500%, 08/15/54 (EUR)	389,451	407,637
3.250%, 07/04/42 (EUR)	353,597	432,999
4.250%, 07/04/39 (EUR)	1,677,500	2,290,096
5.500%, 01/04/31 (EUR)	2,832,600	3,896,655
Bundesschatzanweisungen
2.700%, 09/17/26 (EUR)	1,629,000	1,938,147
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,073,918
2.750%, 06/01/33 (CAD)	2,260,000	1,613,508
3.500%, 12/01/45 (CAD)	1,217,000	892,881
4.000%, 08/01/26 (CAD)	2,003,000	1,492,774
5.750%, 06/01/29 (CAD)	1,511,000	1,231,480
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	332,571
4.500%, 11/15/39 (DKK)	2,059,107	391,595
Finland Government Bonds
Zero Coupon, 09/15/26 (144A) (EUR)	1,308,000	1,506,416
0.125%, 09/15/31 (144A) (EUR)	852,000	862,970
1.375%, 04/15/47 (144A) (EUR)	224,000	179,415
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	309,077	299,562
0.500%, 05/25/26 (144A) (EUR)	7,888,399	9,176,866
1.250%, 05/25/36 (144A) (EUR)	2,117,382	2,015,286
1.500%, 05/25/50 (144A) (EUR)	1,594,779	1,159,450
2.500%, 05/25/30 (144A) (EUR)	4,231,291	4,978,136
3.000%, 05/25/33 (144A) (EUR)	2,974,532	3,500,846
3.250%, 05/25/45 (144A) (EUR)	1,471,647	1,606,016
4.000%, 04/25/60 (144A) (EUR)	292,000	339,421
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	539,399	565,810
1.300%, 05/15/33 (EUR)	355,000	376,927
2.000%, 02/18/45 (EUR)	193,922	184,134
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	7,934,000	8,635,762
1.800%, 03/01/41 (144A) (EUR)	529,000	472,865
3.100%, 08/28/26 (EUR)	4,026,000	4,801,529
3.250%, 09/01/46 (144A) (EUR)	196,000	205,224
3.800%, 08/01/28 (EUR)	773,000	952,524
3.850%, 09/01/49 (144A) (EUR)	1,487,000	1,682,617
5.000%, 08/01/39 (144A) (EUR)	482,000	646,211
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	245,750,000	1,336,032
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	326,050,000	2,140,172
1.200%, 12/20/34 (JPY)	96,150,000	655,780
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,161,410
0.500%, 09/20/46 (JPY)	196,300,000	930,511
0.700%, 06/20/51 (JPY)	86,150,000	376,433
0.700%, 12/20/51 (JPY)	228,000,000	982,440
1.800%, 09/20/43 (JPY)	35,400,000	228,674
1.900%, 09/20/42 (JPY)	354,800,000	2,356,431
2.300%, 03/20/40 (JPY)	34,600,000	249,479
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	$4,513,286
1.500%, 03/20/33 (JPY)	274,550,000	1,948,132
1.700%, 09/20/32 (JPY)	125,600,000	904,943
1.700%, 09/20/33 (JPY)	119,000,000	855,250
Japan Government Two Year Bonds
0.400%, 06/01/26 (JPY)	760,850,000	5,276,312
0.400%, 07/01/26 (JPY)	963,350,000	6,677,657
0.400%, 08/01/26 (JPY)	206,200,000	1,428,988
0.600%, 12/01/26 (JPY)	706,200,000	4,900,416
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (144A) (EUR)	569,000	655,219
0.900%, 06/22/29 (144A) (EUR)	663,616	740,860
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,131,354
1.600%, 06/22/47 (144A) (EUR)	967,081	769,193
4.250%, 03/28/41 (144A) (EUR)	185,177	235,548
5.000%, 03/28/35 (144A) (EUR)	132,363	180,786
Mexico Bonos
7.500%, 05/26/33 (MXN)	17,076,700	830,633
7.750%, 05/29/31 (MXN)	19,804,200	1,005,403
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,318,106	1,343,675
Zero Coupon, 01/15/52 (144A) (EUR)	233,051	121,133
2.750%, 01/15/47 (144A) (EUR)	210,328	232,922
3.750%, 01/15/42 (144A) (EUR)	472,291	604,347
5.500%, 01/15/28 (144A) (EUR)	581,117	743,883
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,082,000	572,686
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	3,871,000	332,289
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (144A) (EUR)	1,056,858	1,236,979
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	786,000	805,358
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,766,956
3.150%, 06/20/44 (144A) (EUR)	729,000	826,682
4.150%, 03/15/37 (144A) (EUR)	267,000	345,244
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	5,998,000	1,723,288
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	252,000	212,286
2.875%, 08/01/28 (SGD)	560,000	454,559
3.375%, 09/01/33 (SGD)	497,000	424,488
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	759,000	485,355
1.450%, 10/31/27 (144A) (EUR)	658,000	765,232
1.950%, 07/30/30 (144A) (EUR)	3,180,000	3,649,108
2.900%, 10/31/46 (144A) (EUR)	854,000	875,026
3.550%, 10/31/33 (144A) (EUR)	849,000	1,041,082
4.200%, 01/31/37 (144A) (EUR)	1,652,000	2,105,988
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	2,965,000	304,050
U.K. Gilts
0.375%, 10/22/30 (GBP)	1,592,066	1,823,916
1.000%, 01/31/32 (GBP)	5,188,787	5,861,848
1.750%, 01/22/49 (GBP)	646,490	474,673
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
U.K. Gilts
4.250%, 12/07/46 (GBP)	3,527,007	$4,246,828
Total Foreign Government (Cost $156,663,338)		148,107,783

Preferred Stocks—0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG	817	67,700
Dr. Ing hc F Porsche AG	1,662	82,119
Porsche Automobil Holding SE	2,235	88,623
Volkswagen AG (b)	3,009	317,736
		556,178
Household Products — 0.0%
Henkel AG & Co. KGaA	2,471	194,025
Life Sciences Tools & Services — 0.0%
Sartorius AG	383	97,478
Total Preferred Stocks (Cost $1,173,233)		847,681

Investment Companies—0.0%
Exchange-Traded Funds — 0.0%
iShares U.S. Real Estate ETF	1,377	130,498
Vanguard Global ex-U.S. Real Estate ETF	1,879	86,716
Total Investment Companies (Cost $215,731)		217,214

Short-Term Investments—2.3%
Repurchase Agreement—2.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $39,892,121; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $40,686,466	39,888,520	39,888,520
Total Short-Term Investments (Cost $39,888,520)		39,888,520

Securities Lending Reinvestments (i)—0.9%
Short-Term Investment Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (j)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (j)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (j)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (j)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.250% (j)	1,000,000	1,000,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (i)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (j)	1,000,000	$1,000,000
		6,000,000

Certificate of Deposit—0.1%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (k)	1,000,000	999,998
Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,528,585; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $1,558,968	1,528,399	1,528,399
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,115,105	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,500,185; collateralized by various Common Stock with an aggregate market value of $1,668,928	1,500,000	1,500,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $2,000,246; collateralized by various Common Stock with an aggregate market value of $2,200,271	2,000,000	$2,000,000
		9,028,399
Total Securities Lending Reinvestments (Cost $16,028,399)		16,028,397
Total Investments—99.6% (Cost $1,384,555,765)		1,739,453,029
Other assets and liabilities (net)—0.4%		7,336,241
Net Assets—100.0%		$1,746,789,270

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $20,766,744 and the collateral received consisted of cash in the amount of $16,028,399 and non-cash collateral with a value of $5,393,770. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $68,627,634.
(g)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2025, the market value of securities pledged was $582,000.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $25,201,953.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(k)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$58,261,282, which is 3.3% of net assets.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
MetLife, Inc.	$599,362	$(1,482)	$761	$(11,414)	$587,227

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
MetLife, Inc.	$8,133	7,302
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$55,520,405	$79,880,244	$124 ,435,842	$85,305,040
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(9,761,909)	$—	$—	$—	$(9,761,909)
U.S. Treasury & Government Agencies	(6,266,490)	—	—	—	(6,266,490)
Total Borrowings	$(16,028,399)	$—	$—	$—	$(16,028,399)
Gross amount of recognized liabilities for securities lending transactions					$(16,028,399)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	11,790,548	MSIP	08/21/25	USD	7,709,627	$58,021
AUD	16,951,221	UBSA	08/21/25	USD	11,062,943	104,572
CAD	59,165,173	MSIP	08/28/25	USD	43,746,067	(173,479)
CAD	1,105,525	SSBT	08/28/25	USD	817,952	(3,781)
EUR	6,901,073	GSBU	07/09/25	USD	7,907,174	225,690
EUR	16,777,194	MSIP	07/09/25	USD	19,135,078	636,722
EUR	372,682	SSBT	07/09/25	USD	425,140	14,063
EUR	408,409	SSBT	07/09/25	USD	456,637	24,670
GBP	7,547,404	CBNA	07/16/25	USD	10,088,464	272,121
GBP	9,498,667	CBNA	07/16/25	USD	12,696,678	342,474
GBP	8,518,853	MSIP	07/16/25	USD	11,539,660	154,467
NOK	210,925,341	UBSA	09/04/25	USD	20,819,106	115,323
NZD	7,297,174	GSBU	08/21/25	USD	4,424,328	30,995
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	26,807,203	JPMC	08/21/25	USD	17,465,330	$(195,336)
AUD	3,954,534	MSIP	08/21/25	USD	2,585,798	(19,460)
CAD	1,105,525	SSBT	08/28/25	USD	818,137	3,966
CAD	8,720,443	UBSA	08/28/25	USD	6,459,243	37,014
CHF	21,362,241	BOA	07/09/25	USD	26,182,586	(764,185)
DKK	3,775,458	SSBT	09/04/25	USD	591,321	(7,616)
EUR	22,475,280	CBNA	07/16/25	USD	25,326,494	(1,172,714)
EUR	2,365,671	GSBU	07/09/25	USD	2,668,281	(119,645)
EUR	24,101,305	HSBCU	07/23/25	USD	27,628,090	(801,419)
EUR	16,777,194	JPMC	07/09/25	USD	18,698,287	(1,073,514)
EUR	6,830,776	JPMC	07/09/25	USD	7,612,942	(437,077)
EUR	23,708,664	MSIP	07/09/25	USD	27,040,704	(899,783)
EUR	395,688	SSBT	07/09/25	USD	450,697	(15,619)
EUR	356,052	SSBT	07/09/25	USD	406,796	(12,808)
EUR	296,462	SSBT	07/09/25	USD	344,479	(4,899)
GBP	8,025,416	BBP	07/16/25	USD	10,859,600	(157,169)
GBP	9,278,264	CBNA	07/16/25	USD	12,338,727	(397,870)
GBP	7,547,404	CBNA	07/16/25	USD	10,036,938	(323,647)
GBP	12,897,744	MSIP	07/16/25	USD	17,503,090	(202,094)
GBP	9,992,104	MSIP	07/16/25	USD	13,559,945	(156,566)
JPY	2,727,524,875	JPMC	09/03/25	USD	18,772,355	(302,265)
JPY	2,920,104,340	MSIP	08/27/25	USD	20,025,678	(379,692)
JPY	2,727,524,875	MSIP	08/27/25	USD	18,704,994	(354,652)
MXN	31,463,209	BNP	08/22/25	USD	1,643,612	(24,243)
MXN	3,083,382	SSBT	08/22/25	USD	161,766	(1,683)
NOK	3,386,192	SSBT	09/04/25	USD	335,146	(934)
NZD	7,297,174	JPMC	08/21/25	USD	4,422,763	(32,559)
NZD	1,993,688	JPMC	08/21/25	USD	1,208,360	(8,896)
NZD	932,534	SSBT	08/21/25	USD	564,761	(4,602)
PLN	5,686,462	SSBT	07/18/25	USD	1,507,629	(69,436)
PLN	492,831	SSBT	07/18/25	USD	133,814	(2,866)
SEK	95,218,510	MSIP	09/04/25	USD	10,068,788	(37,726)
SEK	2,859,524	SSBT	09/04/25	USD	301,914	(1,596)
SGD	984,442	SSBT	07/17/25	USD	766,036	(9,053)
SGD	399,330	SSBT	07/17/25	USD	313,080	(1,328)
Net Unrealized Depreciation						$(6,150,114)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/18/25	84	CAD	10,248,000	$42,993
MSCI EAFE Index Futures	09/19/25	11	USD	1,474,935	17,396
MSCI Singapore Index Futures	07/30/25	4	SGD	164,500	2,349
Russell 2000 Index E-Mini Futures	09/19/25	555	USD	60,819,675	1,350,304
S&P Midcap 400 Index E-Mini Futures	09/19/25	191	USD	59,697,050	1,804,529
S&P TSX 60 Index Futures	09/18/25	76	CAD	24,320,000	233,127
U.K. Long Gilt Bond Futures	09/26/25	61	GBP	5,674,830	183,294
U.S. Treasury Note 2 Year Futures	09/30/25	51	USD	10,609,195	35,739
U.S. Treasury Note 5 Year Futures	09/30/25	6	USD	654,000	8,147
U.S. Treasury Note 10 Year Futures	09/19/25	94	USD	10,539,750	148,209
U.S. Treasury Ultra Long Bond Futures	09/19/25	22	USD	2,620,750	89,700
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	(61)	AUD	(6,991,775)	$(35,562)
Euro STOXX 50 Index Futures	09/19/25	(279)	EUR	(14,862,330)	54,137
Euro-Bund Futures	09/08/25	(32)	EUR	(4,164,800)	10,754
FTSE 100 Index Futures	09/19/25	(107)	GBP	(9,404,765)	172,964
Hang Seng Index Futures	07/30/25	(6)	HKD	(7,225,200)	217
Japanese Government Bond 10 Year Futures	09/12/25	(16)	JPY	(2,224,320,000)	(40,350)
OMX Stockholm 30 Index Futures	07/18/25	(22)	SEK	(5,484,600)	(8,754)
S&P 500 Index E-Mini Futures	09/19/25	(78)	USD	(24,389,625)	(592,178)
SPI 200 Index Futures	09/18/25	(34)	AUD	(7,256,450)	4,269
TOPIX Index Futures	09/11/25	(41)	JPY	(1,170,755,000)	(198,027)
Net Unrealized Appreciation					$3,283,257
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	3.728%	Annually	07/01/35	USD	430,880,000	$1,198,407	$—	$1,198,407
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	0.000%	Maturity	09/19/25	MSCS	Swiss Market Index Futures	CHF	3,873,537	$82,194	$—	$82,194

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	OTC swap contracts at market value	$82,194
	Unrealized appreciation on futures contracts (a) (b)	3,639,292	Unrealized depreciation on futures contracts (a) (b)	$798,959
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,020,098	Unrealized depreciation on forward foreign currency exchange contracts	8,170,212
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,198,407
	Unrealized appreciation on futures contracts (a) (b)	518,836	Unrealized depreciation on futures contracts (a) (b)	75,912
Total		$7,458,827		$9,045,083

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$614,595	$(614,595)	$—	$—
Goldman Sachs Bank USA	256,685	(119,645)	—	137,040
Morgan Stanley & Co. International PLC	849,210	(849,210)	—	—
Morgan Stanley Capital Services LLC	82,194	—	—	82,194
State Street Bank and Trust	42,699	(42,699)	—	—
UBS AG	256,909	—	—	256,909
	$2,102,292	$(1,626,149)	$—	$476,143
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$764,185	$—	$—	$764,185
Barclays Bank PLC	157,169	—	—	157,169
BNP Paribas SA	24,243	—	—	24,243
Citibank NA	1,894,231	(614,595)	—	1,279,636
Goldman Sachs Bank USA	119,645	(119,645)	—	—
HSBC Bank USA	801,419	—	—	801,419
JPMorgan Chase Bank NA	2,049,647	—	(1,640,000)	409,647
Morgan Stanley & Co. International PLC	2,223,452	(849,210)	—	1,374,242
State Street Bank and Trust	136,221	(42,699)	—	93,522
	$8,170,212	$(1,626,149)	$(1,640,000)	$4,904,063

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(13,133,016)	$(13,133,016)
Futures contracts	(1,800,591)	(44,464,566)	—	(46,265,157)
Swap contracts	12,328,550	(599,117)	—	11,729,433
	$10,527,959	$(45,063,683)	$(13,133,016)	$(47,668,740)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(9,939,616)	$(9,939,616)
Futures contracts	411,509	11,585,956	—	11,997,465
Swap contracts	1,312,211	72,228	—	1,384,439
	$1,723,720	$11,658,184	$(9,939,616)	$3,442,288
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$535,376,799
Futures contracts long	176,819,340
Futures contracts short	(115,146,687)
Swap contracts	445,408,790

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,618,371	$9,829,168	$—	$24,447,539
Air Freight & Logistics	1,911,906	1,470,064	—	3,381,970
Automobile Components	197,429	1,538,708	—	1,736,137
Automobiles	12,363,144	5,990,228	—	18,353,372
Banks	23,847,804	36,612,993	—	60,460,797
Beverages	7,587,542	3,547,142	—	11,134,684
Biotechnology	10,394,541	1,938,969	—	12,333,510
Broadline Retail	26,551,593	2,597,650	—	29,149,243
Building Products	3,687,457	2,500,338	—	6,187,795
Capital Markets	22,723,316	9,067,873	—	31,791,189
Chemicals	8,020,659	7,054,421	—	15,075,080
Commercial Services & Supplies	3,707,327	997,503	—	4,704,830
Communications Equipment	6,085,660	749,348	—	6,835,008
Construction & Engineering	703,985	2,460,514	—	3,164,499
Construction Materials	1,237,187	1,198,974	—	2,436,161
Consumer Finance	4,269,786	—	—	4,269,786
Consumer Staples Distribution & Retail	13,221,470	3,277,988	—	16,499,458
Containers & Packaging	1,349,016	82,675	—	1,431,691
Distributors	474,044	67,207	—	541,251
Diversified Consumer Services	—	128,300	—	128,300
Diversified REITs	1,390,696	4,615,917	—	6,006,613
Diversified Telecommunication Services	4,918,052	5,191,130	—	10,109,182
Electric Utilities	10,132,190	5,170,134	—	15,302,324
Electrical Equipment	5,955,317	6,808,125	—	12,763,442
Electronic Equipment, Instruments & Components	4,419,758	2,852,970	—	7,272,728
Energy Equipment & Services	1,299,235	110,949	—	1,410,184
Entertainment	14,420,666	2,835,731	—	17,256,397
Financial Services	28,938,108	3,099,161	—	32,037,269
Food Products	3,756,331	6,840,386	—	10,596,717
Gas Utilities	308,528	713,783	—	1,022,311
Ground Transportation	6,439,647	995,101	—	7,434,748
Health Care Equipment & Supplies	15,299,374	5,030,892	—	20,330,266
Health Care Providers & Services	12,140,599	744,096	0	12,884,695
Health Care REITs	11,047,888	669,863	—	11,717,751
Health Care Technology	—	245,902	—	245,902
Hotel & Resort REITs	1,450,531	444,460	—	1,894,991
Hotels, Restaurants & Leisure	13,934,393	3,589,659	—	17,524,052
Household Durables	1,810,691	3,024,087	—	4,834,778
Household Products	6,667,039	1,148,336	—	7,815,375
Independent Power and Renewable Electricity Producers	926,186	611,036	—	1,537,222
Industrial Conglomerates	2,952,621	5,919,972	—	8,872,593
Industrial REITs	8,402,340	6,132,809	—	14,535,149
Insurance	13,639,402	16,609,336	—	30,248,738
Interactive Media & Services	44,030,507	708,060	—	44,738,567
IT Services	7,691,677	2,634,964	—	10,326,641
Leisure Products	122,098	467,957	—	590,055
Life Sciences Tools & Services	5,428,780	1,130,086	—	6,558,866
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-26

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Machinery	$10,301,920	$8,365,659	$—	$18,667,579
Marine Transportation	—	884,330	—	884,330
Media	3,016,018	767,415	—	3,783,433
Metals & Mining	2,234,743	6,115,716	—	8,350,459
Multi-Utilities	4,064,796	2,865,364	—	6,930,160
Office REITs	2,375,766	2,493,704	—	4,869,470
Oil, Gas & Consumable Fuels	18,601,370	8,681,637	—	27,283,007
Paper & Forest Products	—	569,584	—	569,584
Passenger Airlines	970,840	797,423	—	1,768,263
Personal Care Products	744,854	4,315,741	—	5,060,595
Pharmaceuticals	19,125,828	21,467,723	—	40,593,551
Professional Services	4,202,686	4,846,862	—	9,049,548
Real Estate Management & Development	1,020,525	14,445,898	—	15,466,423
Residential REITs	11,014,333	934,416	0	11,948,749
Retail REITs	11,467,053	5,410,721	—	16,877,774
Semiconductors & Semiconductor Equipment	84,531,846	9,333,864	—	93,865,710
Software	76,447,730	6,232,657	—	82,680,387
Specialized REITs	20,696,709	652,523	—	21,349,232
Specialty Retail	11,401,467	2,531,974	—	13,933,441
Technology Hardware, Storage & Peripherals	41,240,736	1,023,384	—	42,264,120
Textiles, Apparel & Luxury Goods	1,958,707	6,381,437	—	8,340,144
Tobacco	4,825,508	2,332,806	—	7,158,314
Trading Companies & Distributors	2,124,130	4,994,278	—	7,118,408
Transportation Infrastructure	—	972,202	—	972,202
Water Utilities	341,932	308,719	—	650,651
Wireless Telecommunication Services	1,441,234	2,853,706	—	4,294,940
Total Common Stocks	724,625,622	300,034,708	0	1,024,660,330
Total U.S. Treasury & Government Agencies*	—	509,703,104	—	509,703,104
Total Foreign Government*	—	148,107,783	—	148,107,783
Total Preferred Stocks*	—	847,681	—	847,681
Total Investment Companies*	217,214	—	—	217,214
Total Short-Term Investments*	—	39,888,520	—	39,888,520
Securities Lending Reinvestments
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Certificate of Deposit	—	999,998	—	999,998
Repurchase Agreements	—	9,028,399	—	9,028,399
Total Securities Lending Reinvestments	6,000,000	10,028,397	—	16,028,397
Total Investments	$730,842,836	$1,008,610,193	$0	$1,739,453,029
Collateral for Securities Loaned (Liability)	$—	$(16,028,399)	$—	$(16,028,399)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,020,098	$—	$2,020,098
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,170,212)	—	(8,170,212)
Total Forward Contracts	$—	$(6,150,114)	$—	$(6,150,114)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,158,128	$—	$—	$4,158,128
Futures Contracts (Unrealized Depreciation)	(874,871)	—	—	(874,871)
Total Futures Contracts	$3,283,257	$—	$—	$3,283,257
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,198,407	$—	$1,198,407
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$82,194	$—	$82,194

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-27

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,738,865,802
Affiliated investments at value (c)	587,227
Cash	24,687,092
Cash denominated in foreign currencies (d)	1,782,881
Cash collateral for OTC derivative contracts	1,640,000
OTC swap contracts at market value	82,194
Unrealized appreciation on forward foreign currency exchange contracts	2,020,098
Receivable for:
Investments sold	173,355
Fund shares sold	2,917
Dividends and interest	8,123,681
Variation margin on futures contracts	201,449
Variation margin on centrally cleared swap contracts	1,787,337
Prepaid expenses	13,289
Total Assets	1,779,967,322
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	8,170,212
Collateral for securities loaned	16,028,399
Payable for:
Investments purchased	5,160,448
Fund shares redeemed	1,633,165
Accrued Expenses:
Management fees	874,630
Distribution and service fees	351,587
Deferred trustees’ fees	210,951
Other expenses	748,660
Total Liabilities	33,178,052
Net Assets	$1,746,789,270
Net Assets Consist of:
Paid in surplus	$1,465,878,817
Distributable earnings (Accumulated losses)	280,910,453
Net Assets	$1,746,789,270
Net Assets
Class B	$1,746,789,270
Capital Shares Outstanding*
Class B	193,304,707
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,384,211,252.
(b)	Includes securities loaned at value of $20,766,744.
(c)	Identified cost of affiliated investments was $344,513.
(d)	Identified cost of cash denominated in foreign currencies was $1,760,777.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$11,202,585
Dividends from affiliated investments	8,133
Interest	11,123,924
Securities lending income	35,477
Total investment income	22,370,119
Expenses
Management fees	5,406,349
Administration fees	54,353
Custodian and accounting fees	187,556
Distribution and service fees—Class B	2,149,335
Audit and tax services	55,815
Legal	26,618
Trustees’ fees and expenses	20,034
Shareholder reporting	50,231
Insurance	10,799
Miscellaneous	47,513
Total expenses	8,008,603
Less management fee waiver	(61,987)
Net expenses	7,946,616
Net Investment Income	14,423,503
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12,865,532)
Affiliated investments	761
Futures contracts	(46,265,157)
Swap contracts	11,729,433
Foreign currency transactions	699,168
Forward foreign currency transactions	(13,133,016)
Net realized gain (loss)	(59,834,343)
Net change in unrealized appreciation (depreciation) on:
Investments	123,092,599
Affiliated investments	(11,414)
Futures contracts	11,997,465
Swap contracts	1,384,439
Foreign currency transactions	388,530
Forward foreign currency transactions	(9,939,616)
Net change in unrealized appreciation (depreciation)	126,912,003
Net realized and unrealized gain (loss)	67,077,660
Net Increase (Decrease) in Net Assets From Operations	$81,501,163

(a)	Net of foreign withholding taxes of $668,566.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-28

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,423,503	$41,771,707
Net realized gain (loss)	(59,834,343)	317,374,617
Net change in unrealized appreciation (depreciation)	126,912,003	(156,764,342)
Increase (decrease) in net assets from operations	81,501,163	202,381,982
From Distributions to Shareholders
Class B	(284,738,357)	(33,463,713)
Total distributions	(284,738,357)	(33,463,713)
Increase (decrease) in net assets from capital share transactions	167,898,151	(1,079,496,536)
Total increase (decrease) in net assets	(35,339,043)	(910,578,267)
Net Assets
Beginning of period	1,782,128,313	2,692,706,580
End of period	$1,746,789,270	$1,782,128,313

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	201,355	$2,073,266	485,152	$4,972,240
Reinvestments	32,210,221	284,738,357	3,343,028	33,463,713
Redemptions	(11,697,901)	(118,913,472)	(107,523,436)	(1,117,932,489)
Net increase (decrease)	20,713,675	$167,898,151	(103,695,256)	$(1,079,496,536)
Increase (decrease) derived from capital shares transactions		$167,898,151		$(1,079,496,536)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-29

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.33	$9.75	$8.98	$12.83	$12.47	$12.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.17	0.14	0.13	0.14	0.14
Net realized and unrealized gain (loss)	0.38	0.54	0.89	(2.73)	0.99	0.53
Total income (loss) from investment operations	0.46	0.71	1.03	(2.60)	1.13	0.67
Less Distributions
Distributions from net investment income	(0.34)	(0.13)	(0.26)	(0.47)	(0.03)	(0.22)
Distributions from net realized capital gains	(1.41)	0.00	0.00	(0.78)	(0.74)	(0.76)
Total distributions	(1.75)	(0.13)	(0.26)	(1.25)	(0.77)	(0.98)
Net Asset Value, End of Period	$9.04	$10.33	$9.75	$8.98	$12.83	$12.47
Total Return (%) (b)	4.84 (c)	7.31	11.64	(20.43)	9.28	6.09
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (d)	0.91	0.91	0.90	0.89	0.90
Net ratio of expenses to average net assets (%) (e)	0.92 (d)	0.90	0.90	0.89	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	1.68 (d)	1.64	1.50	1.32	1.08	1.13
Portfolio turnover rate (%)	8 (c)	19	14	16	17	18
Net assets, end of period (in millions)	$1,746.8	$1,782.1	$2,692.7	$2,771.8	$3,934.7	$4,093.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-30

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—59.4% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.5%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$556,456
6.250%, 07/09/54 (144A)	1,465,000	1,452,368
		2,008,824
Diversified Financial Services — 0.2%
Hong Kong Mortgage Corp. Ltd.
2.600%, 10/18/31 (CNY)	4,270,000	618,597
Electric — 0.1%
Hydro Quebec Interest STRIPS
Zero Coupon, 08/15/41 (CAD) (a)	273,300	97,124
Zero Coupon, 02/15/42 (CAD) (a)	273,300	94,878
Zero Coupon, 08/15/42 (CAD) (a)	273,299	92,270
Zero Coupon, 02/15/44 (CAD) (a)	273,299	85,449
Zero Coupon, 08/15/44 (CAD) (a)	273,299	83,391
		453,112
Regional Government — 0.4%
Province of Ontario Generic Coupon STRIPS
Zero Coupon, 12/02/37 (CAD) (a)	273,299	118,329
Zero Coupon, 12/02/38 (CAD) (a)	274,776	113,040
Zero Coupon, 06/02/39 (CAD) (a)	274,776	110,449
Zero Coupon, 06/02/40 (CAD) (a)	274,776	104,616
Zero Coupon, 12/02/40 (CAD) (a)	273,299	101,286
Zero Coupon, 06/02/41 (CAD) (a)	273,300	98,641
Zero Coupon, 12/02/41 (CAD) (a)	274,776	96,815
Zero Coupon, 06/02/42 (CAD) (a)	274,776	94,151
Province of Quebec
4.400%, 12/01/55 (CAD)	850,000	619,309
		1,456,636
Sovereign — 58.2%
Airport Authority Hong Kong
2.930%, 06/05/34 (CNY)	3,410,000	501,828
Angola Government International Bonds
8.000%, 11/26/29	3,542,000	3,207,756
8.250%, 05/09/28	738,000	698,062
Argentina Republic Government International Bonds
0.750%, 07/09/30 (b)	1,568,503	1,250,881
1.000%, 07/09/29	1,739,349	1,455,835
4.125%, 07/09/35 (b)	3,434,329	2,310,337
5.000%, 01/09/38 (b)	1,411,508	1,006,008
Australia Government Bonds
4.500%, 04/21/33 (AUD)	2,840,000	1,940,959
4.750%, 06/21/54 (AUD)	2,226,000	1,442,613
Baiterek National Managing Holding JSC
5.450%, 05/08/28 (144A)	414,000	418,855
Brazil Government International Bonds
5.000%, 01/27/45	260,000	197,632
7.125%, 05/13/54 (c)	1,131,000	1,081,680
Brazil Notas do Tesouro Nacional
6.000%, 08/15/50 (BRL) (d)	3,698,000	2,732,289
Bundesrepublik Deutschland Bundesanleihe
2.600%, 05/15/41 (EUR)	1,450,000	1,634,281
3.250%, 07/04/42 (EUR)	788,000	964,949
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Caisse Francaise de Financement Local SA
0.010%, 02/22/28 (EUR)	800,000	$885,727
3.250%, 02/19/29 (EUR)	200,000	241,310
Canada Government Bonds
2.750%, 03/01/30 (CAD)	11,583,000	8,476,536
Canada Housing Trust No. 1
3.550%, 09/15/32 (144A) (CAD)	5,230,000	3,900,099
Chile Government International Bonds
3.750%, 01/14/32 (EUR)	127,000	152,166
4.125%, 07/05/34 (EUR)	221,000	267,839
China Government Bonds
1.610%, 02/15/35 (CNY)	14,460,000	2,003,172
2.110%, 08/25/34 (CNY)	36,510,000	5,268,905
2.120%, 06/25/31 (CNY)	2,690,000	386,351
2.800%, 11/15/32 (CNY)	37,570,000	5,669,552
3.000%, 10/15/53 (CNY)	4,210,000	728,489
Colombia Government International Bonds
3.125%, 04/15/31 (c)	1,908,000	1,564,784
3.250%, 04/22/32 (c)	1,701,000	1,344,138
4.125%, 02/22/42	857,000	541,000
7.375%, 04/25/30 (c)	639,000	660,618
8.000%, 04/20/33 (c)	1,285,000	1,328,600
8.000%, 11/14/35	2,460,000	2,470,553
Colombia TES
6.250%, 07/09/36 (COP)	2,260,200,000	356,997
Costa Rica Government International Bonds
7.300%, 11/13/54	325,000	336,437
7.300%, 11/13/54 (144A)	285,000	295,029
Dominican Republic International Bonds
4.875%, 09/23/32 (c)	2,128,000	1,962,761
5.950%, 01/25/27	1,920,000	1,935,552
6.000%, 02/22/33	1,323,000	1,305,007
6.500%, 02/15/48	354,000	334,619
6.950%, 03/15/37 (144A)	1,848,000	1,878,862
8.625%, 04/20/27	1,840,000	1,904,768
Ecuador Government International Bonds
5.500%, 07/31/35 (b)	2,013,215	1,458,554
5.500%, 07/31/35 (144A) (b)	2,548,887	1,846,643
6.900%, 07/31/30 (b)	1,364,194	1,183,438
Egypt Government International Bonds
5.800%, 09/30/27	495,000	484,429
5.875%, 02/16/31	252,000	222,736
7.053%, 01/15/32	1,539,000	1,404,350
7.300%, 09/30/33	1,594,000	1,416,456
7.500%, 01/31/27	420,000	426,480
7.625%, 05/29/32	304,000	280,323
8.625%, 02/04/30 (144A)	1,489,000	1,503,945
El Salvador Government International Bonds
8.625%, 02/28/29	2,119,000	2,203,760
9.650%, 11/21/54 (c)	562,000	577,455
European Union
3.375%, 10/05/54 (EUR)	2,302,000	2,470,360
4.000%, 04/04/44 (EUR)	1,313,000	1,616,087
Finland Government Bonds
1.500%, 09/15/32 (144A) (EUR)	429,000	465,275
See accompanying notes to financial statements.
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
French Republic Government Bonds OAT
2.500%, 05/25/43 (144A) (EUR)	913,278	$901,280
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	115,128	111,583
Zero Coupon, 01/03/30 (144A)	262,213	218,899
5.000%, 07/03/29 (144A) (b)	1,160,874	1,086,783
5.000%, 07/03/35 (b)	808,000	628,952
5.000%, 07/03/35 (144A) (b)	423,356	328,840
Guatemala Government Bonds
6.050%, 08/06/31 (144A)	641,000	651,500
Hazine Mustesarligi Varlik Kiralama AS
6.750%, 09/01/30 (144A)	790,000	789,169
8.509%, 01/14/29 (144A)	770,000	820,621
Hong Kong Government Infrastructure Bonds Programme
2.460%, 11/20/34 (CNY)	2,350,000	345,342
Hong Kong Government International Bonds
2.800%, 07/24/34 (CNY)	2,000,000	295,802
3.300%, 06/07/33 (CNY)	2,120,000	322,670
Hungary Government International Bonds
5.375%, 09/12/33 (EUR)	348,000	441,486
5.500%, 06/16/34	955,000	938,017
5.500%, 06/16/34 (144A)	620,000	609,006
5.500%, 03/26/36	2,444,000	2,355,901
6.750%, 09/25/52	1,875,000	1,912,537
6.750%, 09/23/55 (144A)	996,000	1,003,568
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	388,000	422,595
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	42,139,000,000	2,644,458
Israel Government International Bonds
5.375%, 02/19/30 (c)	575,000	585,970
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (144A) (EUR)	510,000	575,828
3.450%, 07/15/31 (EUR)	2,857,000	3,473,064
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,706,031
4.200%, 03/01/34 (EUR)	1,539,000	1,943,828
Ivory Coast Government International Bonds
5.750%, 12/31/32 (b)	297,219	282,361
6.125%, 06/15/33	812,000	737,493
6.375%, 03/03/28	1,032,000	1,033,763
Jamaica Government International Bonds
7.875%, 07/28/45	573,000	667,482
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,946,950
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	151,800,000	645,781
2.200%, 03/20/51 (JPY)	273,650,000	1,731,574
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,113,721
0.600%, 09/20/50 (JPY)	219,600,000	953,351
1.600%, 12/20/53 (JPY)	199,550,000	1,061,555
1.800%, 03/20/54 (JPY)	175,200,000	975,952
2.400%, 03/20/55 (JPY)	270,850,000	1,725,875
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	541,250,000	3,333,082
1.400%, 12/20/42 (JPY)	541,450,000	3,315,439
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Japan Government Two Year Bonds
0.700%, 02/01/27 (JPY)	2,312,900,000	$16,064,621
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,226,841
7.750%, 01/15/28	617,000	637,727
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	1,094,000	1,147,604
Korea Treasury Bonds
2.625%, 03/10/55 (KRW)	2,100,000,000	1,522,890
4.125%, 12/10/33 (KRW)	2,045,230,000	1,663,749
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	4,888,000	917,478
Malaysia Government Bonds
4.642%, 11/07/33 (MYR)	6,234,000	1,600,546
Mexico Bonos
8.000%, 07/31/53 (MXN)	16,876,000	738,822
8.500%, 02/28/30 (MXN)	60,393,000	3,196,585
Morocco Government International Bonds
4.000%, 12/15/50	2,889,000	1,968,147
Nigeria Government International Bonds
6.125%, 09/28/28	4,870,000	4,648,217
Oman Government International Bonds
5.625%, 01/17/28	1,215,000	1,241,272
7.375%, 10/28/32	1,055,000	1,195,162
Oriental Republic of Uruguay
5.250%, 09/10/60	1,054,670	954,287
Pakistan Government International Bonds
6.000%, 04/08/26	598,000	587,985
8.875%, 04/08/51	697,000	572,972
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,232,544
6.853%, 03/28/54 (c)	419,000	383,335
9.375%, 04/01/29	215,000	242,456
Paraguay Government International Bonds
5.400%, 03/30/50	1,631,000	1,394,505
Peru Government Bonds
6.850%, 08/12/35 (144A) (PEN)	4,180,000	1,213,390
7.300%, 08/12/33 (144A) (PEN)	10,804,000	3,317,566
Peru Government International Bonds
2.780%, 12/01/60	1,350,000	723,911
3.000%, 01/15/34 (c)	495,000	416,592
Philippines Government International Bonds
3.200%, 07/06/46	819,000	576,722
4.200%, 03/29/47	630,000	514,517
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	1,930,000	2,034,488
Republic of Kenya Government International Bonds
8.000%, 05/22/32	400,000	373,404
Republic of Poland Government Bonds
4.500%, 07/25/30 (PLN)	10,224,000	2,782,322
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	26,835,000	1,215,929
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	1,447,297
5.650%, 09/27/47	442,000	330,773
7.950%, 11/19/54	686,000	654,446
See accompanying notes to financial statements.
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Republic of South Africa Government International Bonds
7.950%, 11/19/54 (144A)	1,131,000	$1,078,138
Republic of Uzbekistan International Bonds
6.900%, 02/28/32	1,094,000	1,125,061
6.947%, 05/25/32 (144A)	1,391,000	1,430,425
Romania Government International Bonds
3.000%, 02/14/31	800,000	684,100
3.625%, 03/27/32	558,000	478,393
3.625%, 03/27/32 (144A)	434,000	372,237
4.000%, 02/14/51	868,000	542,214
5.875%, 01/30/29	580,000	583,968
6.000%, 05/25/34	400,000	383,559
7.500%, 02/10/37	1,540,000	1,598,215
7.625%, 01/17/53	248,000	250,570
Saudi Government International Bonds
3.375%, 03/05/32 (144A) (EUR)	368,000	431,957
3.450%, 02/02/61	1,407,000	870,081
3.750%, 01/21/55	756,000	514,757
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	687,871
6.750%, 03/13/48	610,000	366,622
7.750%, 06/10/31	1,171,000	856,594
Serbia International Bonds
6.500%, 09/26/33 (144A)	262,000	275,846
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	1,755,000	1,981,345
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (b)	192,441	171,272
3.350%, 03/15/33 (144A) (b)	2,033,499	1,638,738
3.600%, 05/15/36 (144A) (b)	367,167	298,323
3.600%, 02/15/38 (144A) (b)	624,642	506,351
4.000%, 04/15/28 (144A)	392,041	367,539
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34	265,000	259,575
6.400%, 06/26/34 (144A) (c)	905,000	886,475
Turkiye Government International Bonds
4.875%, 04/16/43	714,000	503,519
5.250%, 03/13/30 (c)	1,715,000	1,630,074
5.875%, 06/26/31	874,000	830,830
6.125%, 10/24/28	1,008,000	1,011,246
6.500%, 01/03/35	801,000	757,175
7.250%, 05/29/32	1,493,000	1,498,522
Turkiye Ihracat Kredi Bankasi AS
6.875%, 07/03/28 (144A) †	306,000	306,308
9.000%, 01/28/27 (144A) †	600,000	626,767
U.K. Gilts
0.875%, 01/31/46 (GBP)	427,722	270,630
1.500%, 07/31/53 (GBP)	680,710	423,912
3.500%, 01/22/45 (GBP)	1,778,938	1,944,940
4.000%, 10/22/31 (GBP)	2,755,811	3,759,986
4.250%, 12/07/40 (GBP)	1,643,000	2,089,483
4.375%, 03/07/30 (GBP)	2,266,000	3,165,786
4.375%, 07/31/54 (GBP)	206,505	245,532
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (b)	40,830	19,373
Zero Coupon, 02/01/36 (144A) (b)	107,448	50,621
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ukraine Government International Bonds
1.750%, 02/01/29 (b)	618,707	$378,783
1.750%, 02/01/34 (b)	1,085,203	557,352
1.750%, 02/01/34 (144A) (b)	258,234	131,592
1.750%, 02/01/35 (b)	952,176	480,441
1.750%, 02/01/35 (144A) (b)	298,989	150,742
1.750%, 02/01/36 (b)	1,055,359	514,803
1.750%, 02/01/36 (144A) (b)	190,250	91,899
3.000%, 02/01/30 (b)	169,173	80,381
3.000%, 02/01/35 (b)	2,353,706	1,084,531
3.000%, 02/01/36 (b)	445,195	209,803
Uruguay Government International Bonds
4.975%, 04/20/55	857,005	758,638
Venezuela Government International Bonds
9.250%, 09/15/27 (e)	4,149,000	829,800
Zambia Government International Bonds
0.500%, 12/31/53	517,862	355,765
5.750%, 06/30/33 (b)	461,089	423,125
		237,803,923
Total Foreign Government (Cost $244,274,040)		242,341,092

Corporate Bonds & Notes—33.4%
Agriculture — 0.4%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	295,000	342,057
BAT International Finance PLC
4.125%, 04/12/32 (EUR)	435,000	526,090
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	564,590
		1,432,737
Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (c)	331,000	322,024
Auto Manufacturers — 0.3%
General Motors Financial of Canada Ltd.
5.100%, 07/14/28 (CAD)	648,000	491,481
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	709,000	535,560
		1,027,041
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.375%, 04/02/30 (144A)	330,000	330,849
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	222,927
		553,776
Banks — 6.8%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (f)	400,000	469,531
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (EUR) (f)	300,000	375,790
See accompanying notes to financial statements.
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
AIB Group PLC
4.625%, 1Y EUR Swap + 1.950%, 07/23/29 (EUR) (f)	500,000	$619,726
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	346,166
Banco Bilbao Vizcaya Argentaria SA
8.250%, 5Y UKG + 3.600%, 11/30/33 (GBP) (f)	300,000	448,019
Banco Nacional de Panama
2.500%, 08/11/30	506,000	422,909
Banco Santander SA
4.875%, 10/18/31 (EUR)	200,000	255,482
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (f)	400,000	503,334
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (f)	341,000	348,971
Bank of America Corp.
1.667%, 1Y UKG + 1.100%, 06/02/29 (GBP) (f)	220,000	278,031
Bank of East Asia Ltd.
4.875%, 5Y H15 + 2.300%, 04/22/32 (f)	410,000	404,011
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (f)	691,000	860,366
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (f)	300,000	359,086
5.125%, 01/13/33 (EUR)	200,000	254,237
5.375%, 05/25/28 (GBP)	200,000	280,146
Barclays PLC
5.262%, 1Y EUR Swap + 2.550%, 01/29/34 (EUR) (f)	210,000	271,975
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (f)	386,000	530,505
7.090%, 1Y GBP Swap + 2.553%, 11/06/29 (GBP) (f)	100,000	146,072
BNP Paribas SA
2.000%, 5Y UKG + 1.650%, 05/24/31 (GBP) (f)	200,000	267,320
BPCE SA
6.000%, 1Y GBP Swap + 2.650%, 09/29/28 (GBP) (f)	200,000	281,122
Caixa Economica Federal
5.625%, 05/13/30 (144A)	378,000	377,244
CaixaBank SA
3.500%, 1Y UKG + 2.100%, 04/06/28 (GBP) (f)	400,000	538,884
Cie de Financement Foncier SA
2.625%, 03/05/30 (EUR)	400,000	471,316
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	408,000	540,540
7.625%, 5Y H15 + 3.211%, 11/15/28 (f)	55,000	57,882
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (EUR) (f)	500,000	621,875
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	265,633
0.875%, 02/19/29 (EUR)	140,000	155,887
Cooperatieve Rabobank UA
4.918%, 3M BBSW + 0.910%, 07/17/29 (AUD) (f)	1,260,000	830,579
Credit Agricole SA
5.364%, 06/01/28 (AUD)	1,290,000	872,778
Danske Bank AS
2.250%, 1Y UKG + 1.650%, 01/14/28 (GBP) (f)	280,000	370,977
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (f)	100,000	121,730
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (f)	500,000	628,188
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (f)	163,000	207,456
Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings PLC
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (f)	499,000	$630,669
ING Groep NV
4.125%, 5Y EUR Swap + 2.500%, 08/24/33 (EUR) (f)	200,000	240,869
5.000%, 06/05/29 (AUD)	600,000	395,992
Intesa Sanpaolo SpA
5.148%, 06/10/30 (GBP)	360,000	489,905
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (f)	678,000	851,645
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (f)	600,000	734,885
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (f)	370,000	467,232
6.625%, 5Y UKG + 3.100%, 06/02/33 (GBP) (f)	235,000	334,107
Morgan Stanley
3.521%, 3M EURIBOR + 1.315%, 05/22/31 (EUR) (f)	710,000	849,979
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (f)	582,000	738,038
Santander U.K. Group Holdings PLC
7.098%, 1Y GBP Swap + 2.866%, 11/16/27 (GBP) (f)	345,000	487,183
Santander U.K. PLC
3.000%, 03/12/29 (EUR)	320,000	383,449
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (f)	201,000	196,010
Societe Generale SA
4.875%, 3M EURIBOR + 1.900%, 11/21/31 (EUR) (f)	600,000	754,484
Standard Chartered PLC
6.051%, 3M TSFR + 1.772%, 01/30/27 (144A) (f)	400,000	380,353
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (f)	534,000	638,268
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,365,000	1,403,002
Toronto-Dominion Bank
3.191%, 02/16/29 (EUR)	430,000	518,497
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	397,031
UBS Group AG
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (f)	486,000	644,866
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (c) (f)	243,000	265,228
UniCredit SpA
5.375%, 5Y EUR Swap + 2.800%, 04/16/34 (EUR) (f)	285,000	354,990
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (f)	549,000	619,578
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	303,761
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (f)	228,000	231,372
Yapi ve Kredi Bankasi AS
7.250%, 03/03/30 (144A)	400,000	400,000
9.250%, 10/16/28 (144A)	390,000	416,364
		27,911,525
Beverages — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28	431,000	388,623
See accompanying notes to financial statements.
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages—(Continued)
Molson Coors Beverage Co.
3.800%, 06/15/32 (EUR)	390,000	$468,877
		857,500
Biotechnology — 0.1%
Biocon Biologics Global PLC
6.670%, 10/09/29	350,000	332,560
Chemicals — 1.5%
Air Products & Chemicals, Inc.
3.250%, 06/16/32 (EUR)	249,000	291,284
Braskem Idesa SAPI
6.990%, 02/20/32 (144A)	492,000	341,575
Braskem Netherlands Finance BV
4.500%, 01/10/28	933,000	802,661
4.500%, 01/31/30	286,000	221,321
8.000%, 10/15/34 (144A)	260,000	208,234
8.500%, 01/12/31	344,000	300,813
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	202,282
Ma'aden Sukuk Ltd.
5.250%, 02/13/30 (144A) (c)	576,000	585,703
OCP SA
6.700%, 03/01/36 (144A)	648,000	651,204
7.500%, 05/02/54 (144A)	470,000	469,671
Orbia Advance Corp. SAB de CV
2.875%, 05/11/31	400,000	336,157
6.800%, 05/13/30 (144A)	200,000	204,400
7.500%, 05/13/35 (144A)	537,000	556,074
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	198,040
8.750%, 05/03/29 (144A)	285,000	282,206
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A) (c)	355,000	345,408
UPL Corp. Ltd.
4.500%, 03/08/28	325,000	309,574
		6,306,607
Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	341,723
Commercial Services — 0.6%
Boels Topholding BV
6.250%, 02/15/29 (EUR)	307,000	374,377
DP World Ltd.
5.625%, 09/25/48	600,000	558,945
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	562,712
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, 11/15/28 (144A)	370,000	384,517
Q-Park Holding I BV
2.000%, 03/01/27 (EUR)	206,000	237,895
TransJamaican Highway Ltd.
5.750%, 10/10/36	510,620	472,069
		2,590,515
Security Description	Principal Amount*	Value

Computers — 0.4%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	198,000	$234,112
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	675,009
International Business Machines Corp.
2.900%, 02/10/30 (EUR)	269,000	317,083
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	265,548
		1,491,752
Cosmetics/Personal Care — 0.2%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	795,000	751,579
Distribution/Wholesale — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	542,000	541,248
Diversified Financial Services — 2.0%
American Express Co.
3.433%, 3M EURIBOR + 1.102%, 05/20/32 (EUR) (f)	275,000	326,740
BPCE SFH SA
0.010%, 01/29/29 (EUR)	700,000	756,359
0.010%, 05/27/30 (EUR)	200,000	207,104
Caisse de Refinancement de l'Habitat SA
0.010%, 10/08/29 (EUR)	600,000	634,644
China Cinda 2020 I Management Ltd.
3.250%, 01/28/27	380,000	372,167
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	262,631
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN)	3,100,000	923,218
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (EUR)	1,200,000	1,373,563
Credit Mutuel Home Loan SFH SA
3.250%, 04/20/29 (EUR)	400,000	483,742
3.250%, 10/31/29 (EUR)	300,000	362,909
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	756,000	575,143
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	277,001
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	337,171
Societe Generale SFH SA
1.375%, 05/05/28 (EUR)	600,000	687,217
3.375%, 07/31/30 (EUR)	100,000	121,448
Visa, Inc.
2.250%, 05/15/28 (EUR)	361,000	422,335
		8,123,392
Electric — 2.3%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	290,000	259,530
AES Andes SA
6.300%, 03/15/29 (144A)	360,000	369,939
See accompanying notes to financial statements.
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
AES Panama Generation Holdings SRL
4.375%, 05/31/30	390,448	$357,291
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A) (c)	586,503	586,551
5.672%, 10/20/35 (144A) (c)	480,000	483,542
Colbun SA
3.950%, 10/11/27	200,000	196,885
Cometa Energia SA de CV
6.375%, 04/24/35	168,292	173,460
Comision Federal de Electricidad
4.677%, 02/09/51	424,000	295,502
5.000%, 09/29/36	664,000	586,136
Diamond II Ltd.
7.950%, 07/28/26	230,000	232,042
EDP Finance BV
3.875%, 03/11/30 (EUR)	300,000	366,270
EDP Servicios Financieros Espana SA
3.500%, 07/16/30 (EUR)	107,000	128,507
3.500%, 07/21/31 (EUR)	130,000	155,247
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	545,032
4.375%, 02/15/31	667,000	588,623
Enel Finance International NV
4.000%, 02/20/31 (EUR)	265,000	325,783
Iberdrola Finanzas SA
4.247%, 5Y EUR Swap + 1.983%, 05/28/30 (EUR) (f)	400,000	479,269
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	265,000	255,547
Investment Energy Resources Ltd.
6.250%, 04/26/29	245,000	240,127
Limak Yenilenebilir Enerji AS
9.625%, 08/12/30 (144A)	220,000	217,133
Minejesa Capital BV
4.625%, 08/10/30	197,350	194,601
5.625%, 08/10/37 (c)	225,000	216,606
National Grid Electricity Distribution PLC
3.500%, 10/16/26 (GBP)	451,000	609,997
National Grid PLC
0.553%, 09/18/29 (EUR)	134,000	142,954
Niagara Energy SAC
5.746%, 10/03/34 (144A) (c)	243,000	240,561
Saavi Energia SARL
8.875%, 02/10/35 (144A)	330,000	344,355
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	227,079	227,490
SSE PLC
8.375%, 11/20/28 (GBP)	158,000	242,343
Trinidad Generation Unlimited
7.750%, 06/16/33 (144A)	211,000	218,596
Zorlu Enerji Elektrik Uretim AS
11.000%, 04/23/30	340,000	313,650
		9,593,569
Energy-Alternate Sources — 0.3%
Greenko Dutch BV
3.850%, 03/29/26	352,000	345,414
Security Description	Principal Amount*	Value

Energy-Alternate Sources—(Continued)
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28 (144A)	308,000	$310,630
UEP Penonome II SA
6.500%, 10/01/38	468,010	414,113
		1,070,157
Engineering & Construction — 0.6%
Aeropuerto Internacional de Tocumen SA
4.000%, 08/11/41	860,000	645,860
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	435,000	637,934
IHS Holding Ltd.
8.250%, 11/29/31 (144A) (c)	330,000	332,882
IRB Infrastructure Developers Ltd.
7.110%, 03/11/32	220,000	220,563
Kingston Airport Revenue Finance Ltd.
6.750%, 12/15/36 (144A)	365,000	366,982
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	391,050
		2,595,271
Entertainment — 0.1%
Flutter Treasury DAC
4.000%, 06/04/31 (144A) (EUR)	183,000	215,902
6.125%, 06/04/31 (144A) (GBP)	154,000	212,888
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (c)	53,000	44,586
		473,376
Environmental Control — 0.3%
Ambipar Lux SARL
10.875%, 02/05/33 (144A)	1,010,000	954,517
Luna 2 5SARL
5.500%, 07/01/32 (144A) (EUR)	179,000	214,842
Paprec Holding SA
7.250%, 11/17/29 (EUR)	190,000	234,575
		1,403,934
Food — 0.4%
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	301,243
General Mills, Inc.
3.600%, 04/17/32 (EUR)	579,000	684,753
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	604,000	505,723
		1,491,719
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
6.180%, 05/05/32 (144A)	259,000	263,817
Gas — 0.2%
Cadent Finance PLC
3.750%, 04/16/33 (EUR)	105,000	124,362
See accompanying notes to financial statements.
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
Centrica PLC
4.375%, 03/13/29 (GBP)	400,000	$543,498
National Grid North America, Inc.
3.631%, 09/03/31 (EUR)	100,000	119,894
		787,754
Healthcare-Products — 0.1%
American Medical Systems Europe BV
3.000%, 03/08/31 (EUR)	293,000	344,582
Internet — 0.6%
Alibaba Group Holding Ltd.
2.800%, 11/28/29 (CNY)	4,500,000	640,569
Alphabet, Inc.
2.500%, 05/06/29 (EUR)	271,000	319,135
Baidu, Inc.
2.700%, 03/12/30 (CNY)	2,330,000	330,697
3.000%, 03/12/35 (CNY)	1,330,000	189,416
Booking Holdings, Inc.
4.500%, 11/15/31 (EUR)	338,000	425,572
Prosus NV
3.061%, 07/13/31	465,000	411,885
		2,317,274
Investment Companies — 0.4%
CFAMC II Co. Ltd.
4.625%, 06/03/26	220,000	219,252
4.875%, 11/22/26	320,000	319,453
Gaci First Investment Co.
5.375%, 10/13/2122	400,000	330,000
Temasek Financial I Ltd.
2.750%, 08/28/34 (CNY)	1,000,000	144,303
3.100%, 08/28/54 (CNY)	3,430,000	499,027
		1,512,035
Iron/Steel — 0.2%
CSN Inova Ventures
6.750%, 01/28/28	325,000	306,887
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/29	320,000	328,527
JSW Steel Ltd.
3.950%, 04/05/27	330,000	319,463
		954,877
Lodging — 0.2%
Melco Resorts Finance Ltd.
5.750%, 07/21/28 (144A) (c)	390,000	381,030
Wynn Macau Ltd.
5.625%, 08/26/28	310,000	304,758
		685,788
Media — 0.1%
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	248,000	232,368
Security Description	Principal Amount*	Value

Media—(Continued)
Grupo Televisa SAB
4.625%, 01/30/26	360,000	$356,316
		588,684
Mining — 1.4%
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50	555,000	373,451
5.950%, 01/08/34	1,740,000	1,773,373
5.950%, 01/08/34 (144A)	1,144,000	1,165,942
Navoi Mining & Metallurgical Combinat
6.700%, 10/17/28 (144A)	245,000	250,297
Stillwater Mining Co.
4.000%, 11/16/26	575,000	560,798
Vedanta Resources Finance II PLC
9.475%, 07/24/30	310,000	307,449
10.875%, 09/17/29	227,000	235,083
10.875%, 09/17/29 (144A)	355,000	367,640
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	789,000	783,800
		5,817,833
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
2.900%, 03/01/30 (EUR)	326,000	381,206
Oil & Gas — 7.2%
Bapco Energies BSC Closed
7.500%, 10/25/27	1,276,000	1,307,326
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (f)	234,000	275,916
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (f)	201,000	235,072
Canacol Energy Ltd.
5.750%, 11/24/28	866,000	296,444
5.750%, 11/24/28 (144A)	276,000	94,479
Ecopetrol SA
8.375%, 01/19/36	87,000	83,943
8.625%, 01/19/29 (c)	3,557,000	3,759,760
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,043,612
Gran Tierra Energy, Inc.
9.500%, 10/15/29	206,000	156,779
9.500%, 10/15/29 (144A)	619,000	471,099
Leviathan Bond Ltd.
6.750%, 06/30/30 (144A)	246,793	242,844
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	310,000	317,416
Pertamina Persero PT
2.300%, 02/09/31	995,000	864,259
Petroleos de Venezuela SA
5.375%, 04/12/27 (e)	987,800	122,065
6.000%, 11/15/26 (e)	2,005,965	250,330
Petroleos Mexicanos
5.500%, 06/27/44	790,000	531,686
5.625%, 01/23/46	539,000	357,441
6.350%, 02/12/48 (c)	5,511,000	3,837,112
6.375%, 01/23/45	1,940,000	1,374,148
See accompanying notes to financial statements.
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
6.500%, 03/13/27	240,000	$238,333
6.500%, 01/23/29	5,229,000	5,116,938
6.875%, 08/04/26 (c)	1,549,000	1,549,352
7.690%, 01/23/50	999,000	785,799
8.750%, 06/02/29	935,000	968,696
Petronas Capital Ltd.
3.404%, 04/28/61	1,734,000	1,130,002
5.340%, 04/03/35 (144A)	1,870,000	1,915,129
Raizen Fuels Finance SA
5.700%, 01/17/35	200,000	187,250
6.250%, 07/08/32 (144A)	360,000	357,300
6.700%, 02/25/37 (144A)	440,000	430,100
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (f)	478,000	539,864
Wintershall Dea Finance BV
1.823%, 09/25/31 (EUR)	500,000	517,966
		29,358,460
Pharmaceuticals — 0.1%
Pfizer Netherlands International Finance BV
2.875%, 05/19/29 (EUR)	184,000	218,437
Pipelines — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/47	890,000	795,840
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	369,980	369,560
Southern Gas Corridor CJSC
6.875%, 03/24/26	565,000	571,896
		1,737,296
Real Estate — 0.5%
Port of Spain Waterfront Development
7.875%, 02/19/40 (144A)	1,100,000	1,093,070
Prologis International Funding II SA
1.625%, 06/17/32 (EUR)	191,000	198,705
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	303,105
Swire Properties MTN Financing Ltd.
3.400%, 09/03/29 (CNY)	1,810,000	258,310
		1,853,190
Real Estate Investment Trusts — 0.6%
American Tower Corp.
0.875%, 05/21/29 (EUR)	197,000	214,817
4.625%, 05/16/31 (EUR)	335,000	421,483
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	218,466
Equinix Europe 2 Financing Corp. LLC
4.000%, 05/19/34 (EUR)	121,000	142,979
Trust Fibra Uno
4.869%, 01/15/30	1,088,000	1,033,305
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	195,000	$246,236
		2,277,286
Savings & Loans — 0.4%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	1,136,887
6.178%, 1Y GBP Swap + 2.213%, 12/07/27 (GBP) (f)	435,000	609,640
		1,746,527
Software — 0.2%
Fidelity National Information Services, Inc.
2.000%, 05/21/30 (EUR)	100,000	112,398
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	816,000	891,587
		1,003,985
Telecommunications — 0.6%
AT&T, Inc.
4.100%, 01/19/26 (AUD)	1,530,000	1,006,909
Bell Telephone Co. of Canada or Bell Canada
5.850%, 11/10/32 (CAD)	394,000	316,872
CT Trust
5.125%, 02/03/32 (c)	390,000	363,615
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (c)	365,000	365,970
TELUS Corp.
5.750%, 09/08/33 (CAD)	450,000	360,010
		2,413,376
Transportation — 2.6%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	189,550
4.700%, 05/07/50	665,000	535,369
5.000%, 01/25/47	200,000	172,203
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	813,019	764,868
5.875%, 07/05/34	576,606	584,799
MTR Corp. Ltd.
3.050%, 09/20/54 (CNY)	4,650,000	668,087
SNCF Reseau
1.125%, 05/25/30 (EUR)	4,100,000	4,466,460
Transnet SOC Ltd.
8.250%, 02/06/28	1,633,000	1,688,842
8.250%, 02/06/28 (144A)	1,681,000	1,738,725
		10,808,903
Water — 0.5%
Aegea Finance SARL
9.000%, 01/20/31 (144A)	220,000	233,647
Anglian Water Services Financing PLC
5.875%, 06/20/31 (GBP)	225,000	315,959
Suez SACA
2.375%, 05/24/30 (EUR)	600,000	683,684
See accompanying notes to financial statements.
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Water—(Continued)
United Utilities Water Finance PLC
3.500%, 02/27/33 (EUR)	700,000	$818,753
Veolia Environnement SA
1.940%, 01/07/30 (EUR)	100,000	113,060
		2,165,103
Total Corporate Bonds & Notes (Cost $132,316,014)		136,448,418

Asset-Backed Securities—1.5%
Asset-Backed - Automobile — 0.2%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	193,455	194,732
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	163,238	165,939
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	157,000	157,585
Securitized Term Auto Receivables Trust
5.038%, 07/25/31 (144A)	145,576	146,626
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	387,066
		1,051,948
Asset-Backed - Other — 1.2%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	108,013
AGL CLO 16 Ltd.
5.670%, 3M TSFR + 1.400%, 01/20/35 (144A) (f)	375,000	375,155
AGL CLO 17 Ltd.
5.670%, 3M TSFR + 1.400%, 01/21/35 (144A) (f)	500,000	500,222
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	148,796	149,101
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	108,079	109,125
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	243,263	245,224
BHG Securitization Trust
5.550%, 04/17/36 (144A)	99,665	99,827
Capital Street Master Trust
5.654%, SOFR30A + 1.350%, 10/16/28 (144A) (f)	189,362	189,261
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	102,004
Clover CLO LLC
5.732%, 3M TSFR + 1.450%, 01/25/35 (144A) (f)	456,364	456,987
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	251,557
DLLAA LLC
5.930%, 07/20/26 (144A)	24,615	24,643
HINNT LLC
5.490%, 03/15/43 (144A)	124,738	126,818
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	100,626
M&T Equipment Notes
4.990%, 08/18/31 (144A)	157,877	158,167
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Magnetite XIX Ltd.
5.730%, 3M TSFR + 1.450%, 04/17/34 (144A) (f)	272,765	$272,643
Marlette Funding Trust
5.950%, 07/17/34 (144A)	25,132	25,169
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.770%, 3M TSFR + 1.500%, 01/20/37 (144A) (f)	470,000	468,719
NMEF Funding LLC
5.150%, 12/15/31 (144A)	225,891	226,880
6.570%, 06/17/30 (144A)	164,551	165,619
OCP CLO Ltd.
5.832%, 3M TSFR + 1.550%, 01/17/37 (144A) (f)	360,000	359,100
PEAC Solutions Receivables LLC
5.200%, 07/20/32 (144A)	126,000	127,618
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	105,531	106,367
		4,748,845
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	477,895
Total Asset-Backed Securities (Cost $6,331,144)		6,278,688

Non-Agency Mortgage-Backed Securities—1.2%
Commercial Mortgage-Backed Securities — 1.2%
BAMLL Trust
6.162%, 1M TSFR + 1.850%, 02/15/42 (144A) (f)	755,000	755,026
BFLD Mortgage Trust
6.026%, 1M TSFR + 1.714%, 06/15/38 (144A) (f)	310,000	310,000
BX Commercial Mortgage Trust
5.804%, 1M TSFR + 1.492%, 10/15/41 (144A) (f)	256,101	256,580
DTP Commercial Mortgage Trust
6.038%, 01/15/41 (144A) (f)	144,000	147,524
Fashion Show Mall LLC
5.274%, 10/10/41 (144A) (f)	250,000	252,466
Great Wolf Trust
5.854%, 1M TSFR + 1.542%, 03/15/39 (144A) (f)	688,000	689,075
HILT Commercial Mortgage Trust
5.853%, 1M TSFR + 1.541%, 05/15/37 (144A) (f)	260,000	260,163
JP Morgan Chase Commercial Mortgage Securities Trust
3.690%, 12/15/47 (144A) (f)	1,500,000	870,225
NJ Trust
6.697%, 01/06/29 (144A) (f)	301,751	317,371
ORL Trust
5.804%, 1M TSFR + 1.493%, 12/15/39 (144A) (f)	227,270	227,199
SWCH Commercial Mortgage Trust
5.755%, 1M TSFR + 1.443%, 02/15/42 (144A) (f)	675,231	670,235
Total Non-Agency Mortgage-Backed Securities (Cost $5,148,239)		4,755,864

See accompanying notes to financial statements.
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—1.1%
Security Description	Principal Amount*/ Shares	Value

Agency Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.255%, SOFR30A + 0.950%, 12/25/41 (144A) (f)	704,605	$703,288
5.305%, SOFR30A + 1.000%, 10/25/44 (144A) (f)	52,854	52,838
5.505%, SOFR30A + 1.200%, 08/25/44 (144A) (f)	481,312	481,461
5.805%, SOFR30A + 1.500%, 10/25/41 (144A) (f)	716,548	719,257
6.406%, SOFR30A + 2.100%, 03/25/43 (144A) (f)	249,694	253,362
8.655%, SOFR30A + 4.350%, 04/25/42 (144A) (f)	208,229	219,179
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.155%, SOFR30A + 0.850%, 12/25/41 (144A) (f)	63,805	63,681
5.305%, SOFR30A + 1.000%, 07/25/44 (144A) (f)	100,450	100,357
5.355%, SOFR30A + 1.050%, 09/25/44 (144A) (f)	68,205	68,205
5.406%, SOFR30A + 1.100%, 01/25/45 (144A) (f)	198,477	198,603
5.855%, SOFR30A + 1.550%, 10/25/41 (144A) (f)	43,453	43,560
6.206%, SOFR30A + 1.900%, 06/25/43 (144A) (f)	208,335	210,343
6.520%, SOFR30A + 2.214%, 03/25/31 (f)	973,332	992,430
6.855%, SOFR30A + 2.550%, 07/25/42 (144A) (f)	426,223	435,730
Total Agency Sponsored Mortgage-Backed Securities (Cost $4,488,140)		4,542,294

U.S. Treasury & Government Agencies—0.2%
U.S. Treasury — 0.2%
U.S. Treasury Bonds
4.500%, 11/15/54 (Cost $647,462)	680,000	648,019

Short-Term Investments—2.6%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $6,837,282; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $6,973,491	6,836,665	6,836,665
U.S. Treasury—0.9%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (g)	990,000	990,000
4.210%, 07/17/25 (g)	990,000	988,179
4.218%, 08/19/25 (c) (g)	1,000,000	994,130
4.223%, 08/05/25 (g)	1,000,000	995,863
		3,968,172
Total Short-Term Investments (Cost $10,804,967)		10,804,837

Securities Lending Reinvestments (h)—0.6%
Short-Term Investment Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (i)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (i)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (i)	100,000	100,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
HSBC U.S. Government Money Market Fund, Class I 4.260% (i)	20,000	$20,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (i)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (i)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (i)	50,000	50,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.240% (i)	20,000	20,000
		1,790,000

Repurchase Agreements—0.2%
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $520,413; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $530,757	520,350	520,350
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $80,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $81,600	80,000	80,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,007	50,000	50,000
		650,350
Total Securities Lending Reinvestments (Cost $2,440,350)		2,440,350
Total Investments—100.0% (Cost $406,450,356)		408,259,562
Other assets and liabilities (net)—0.0%		11,524
Net Assets—100.0%		$408,271,086

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$933,075, which is 0.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Interest only security.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $17,566,775 and the collateral received consisted of cash in the amount of $2,440,350 and non-cash collateral with a value of $15,825,777. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.

See accompanying notes to financial statements.
BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(d)	Principal amount of security is adjusted for inflation.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was $83,812,262, which is 20.5% of net assets.

Country Diversification as of June 30, 2025 (Unaudited)	% of Net Assets
Japan	9.5
United States	6.7
Mexico	5.7
United Kingdom	5.6
China	4.4
Canada	4.1
France	4.0
Colombia	3.5
Turkey	3.4
Brazil	2.4

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Turkiye Ihracat Kredi Bankasi AS, 6.875%, 07/03/28	06/23/25	USD	306,000	$304,976	$306,308
Turkiye Ihracat Kredi Bankasi AS, 9.000%, 01/28/27	10/24/23	USD	600,000	598,706	626,767
					$933,075
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$26,883,503	$224,219,691	$28 ,078,616	$279,970,230
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(768,000)	$—	$—	$—	$(768,000)
Foreign Government	(1,672,350)	—	—	—	(1,672,350)
Total Borrowings	$(2,440,350)	$—	$—	$—	$(2,440,350)
Gross amount of recognized liabilities for securities lending transactions					$(2,440,350)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,080,770	BOA	07/02/25	USD	553,597	$13,440
BRL	10,837,304	BOA	07/02/25	USD	1,947,404	47,277
BRL	2,203,271	HSBCU	08/04/25	USD	394,145	8,249
See accompanying notes to financial statements.
BHFTI-41

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,080,770	MSCS	07/02/25	USD	564,543	$2,494
BRL	10,837,304	MSCS	07/02/25	USD	1,985,909	8,773
CAD	398,664	SSBT	08/28/25	USD	291,427	2,172
CNH	39,350,849	CBNA	08/07/25	USD	5,480,085	32,210
CNH	1,203,601	SSBT	08/07/25	USD	168,166	435
COP	909,759,369	BOA	07/15/25	USD	220,548	1,720
COP	2,729,262,094	BNP	07/15/25	USD	639,471	27,327
COP	8,264,994,686	CBNA	07/15/25	USD	2,021,448	(2,190)
EUR	538,080	BBP	07/09/25	USD	604,675	29,449
EUR	826,556	JPMC	07/09/25	USD	962,650	11,440
EUR	110,517	SSBT	07/09/25	USD	126,700	3,543
EUR	260,228	SSBT	07/09/25	USD	302,747	3,931
EUR	146,698	SSBT	07/09/25	USD	167,981	4,901
EUR	383,220	SSBT	07/09/25	USD	444,553	7,069
EUR	141,128	SSBT	07/09/25	USD	159,013	7,306
EUR	284,499	SSBT	07/09/25	USD	327,429	7,851
EUR	383,105	SSBT	07/09/25	USD	436,051	15,434
EUR	470,456	SSBT	07/09/25	USD	535,245	19,184
EUR	2,591,850	SSBT	07/09/25	USD	2,954,175	100,302
EUR	1,853,807	SSBT	07/09/25	USD	2,078,348	106,350
EUR	3,807,134	SSBT	07/09/25	USD	4,302,239	184,440
GBP	276,001	SSBT	07/16/25	USD	372,984	5,892
GBP	401,300	SSBT	07/16/25	USD	540,731	10,149
GBP	813,218	SSBT	07/16/25	USD	1,083,189	33,144
HUF	175,318,905	CBNA	07/18/25	USD	515,013	1,332
IDR	5,793,537,604	MSCS	07/24/25	USD	348,643	7,921
IDR	6,187,035,515	SCB	07/24/25	USD	379,480	1,303
JPY	102,694,194	BNP	08/27/25	USD	710,788	6,828
KRW	930,527,521	BOA	07/17/25	USD	677,043	13,091
KRW	715,228,540	BOA	07/17/25	USD	506,708	23,747
KRW	3,164,884,752	CBNA	07/17/25	USD	2,239,738	107,524
THB	20,380,900	SSBT	07/24/25	USD	627,105	835
ZAR	9,129,237	JPMC	08/07/25	USD	512,025	2,273

Contracts to Deliver
AUD	8,248,919	MSCS	08/21/25	USD	5,393,819	(40,593)
AUD	1,468,522	SSBT	08/21/25	USD	959,364	(8,103)
AUD	510,253	SSBT	08/21/25	USD	334,818	(1,338)
BRL	10,837,304	BOA	07/02/25	USD	1,985,909	(8,772)
BRL	3,080,770	BOA	07/02/25	USD	564,543	(2,494)
BRL	10,837,304	BOA	08/04/25	USD	1,932,696	(46,575)
BRL	3,080,770	BOA	08/04/25	USD	549,416	(13,240)
BRL	10,837,304	MSCS	07/02/25	USD	1,903,285	(91,397)
BRL	3,080,770	MSCS	07/02/25	USD	541,055	(25,982)
CAD	24,305,753	UBSA	08/28/25	USD	18,003,301	103,167
CNH	181,391,461	MSCS	08/05/25	USD	25,124,515	(280,877)
CNH	2,724,720	SSBT	08/07/25	USD	380,929	(751)
COP	12,342,511,170	MSCS	07/15/25	USD	2,880,567	(134,887)
COP	1,938,286,864	MSCS	07/15/25	USD	452,369	(21,183)
EUR	24,163,104	CBNA	07/16/25	USD	27,228,435	(1,260,781)
EUR	16,355,543	DBAG	07/09/25	USD	18,556,206	(718,681)
EUR	529,583	GSI	07/09/25	USD	598,367	(25,743)
EUR	19,663,057	GSI	07/23/25	USD	22,392,152	(802,071)
EUR	2,666,434	MSCS	07/09/25	USD	3,041,177	(101,196)
EUR	857,033	SSBT	07/09/25	USD	962,103	(47,904)
EUR	712,756	SSBT	07/09/25	USD	812,670	(27,308)
EUR	417,419	SSBT	07/09/25	USD	475,449	(16,476)
EUR	392,104	SSBT	07/09/25	USD	447,987	(14,105)
See accompanying notes to financial statements.
BHFTI-42

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	196,191	SSBT	07/09/25	USD	219,300	$(11,911)
EUR	270,275	SSBT	07/09/25	USD	306,846	(11,671)
EUR	264,890	SSBT	07/09/25	USD	301,069	(11,102)
EUR	149,378	SSBT	07/09/25	USD	168,245	(7,796)
EUR	112,141	SSBT	07/09/25	USD	124,572	(7,585)
EUR	228,891	SSBT	07/09/25	USD	265,263	(4,484)
EUR	66,327	SSBT	07/09/25	USD	77,791	(375)
GBP	14,425,174	CBNA	07/16/25	USD	19,183,361	(618,580)
GBP	1,526,418	JPMC	07/16/25	USD	2,078,973	(16,394)
GBP	396,758	MSCS	07/16/25	USD	537,432	(7,211)
GBP	139,250	SSBT	07/16/25	USD	188,710	(2,443)
GBP	70,631	SSBT	07/16/25	USD	95,870	(1,087)
IDR	48,733,174,057	CBNA	07/24/25	USD	2,888,234	(111,057)
JPY	2,799,596,822	JPMC	09/03/25	USD	19,268,395	(310,252)
JPY	2,799,596,822	MSCS	08/27/25	USD	19,199,254	(364,023)
KRW	8,315,603,013	BOA	07/17/25	USD	5,773,121	(394,214)
MXN	74,227,314	BNP	08/22/25	USD	3,877,575	(57,194)
MYR	6,656,406	GSI	09/17/25	USD	1,581,620	(3,805)
NZD	44,429	SSBT	08/21/25	USD	27,045	(82)
PEN	1,822,565	HSBCU	07/15/25	USD	500,086	(14,229)
PEN	1,483,633	HSBCU	07/15/25	USD	407,088	(11,583)
PEN	7,672,658	SCB	07/15/25	USD	2,108,800	(56,371)
PEN	4,259,765	SCB	07/15/25	USD	1,175,594	(26,482)
PEN	2,787,321	SCB	07/15/25	USD	767,329	(19,234)
PEN	1,428,071	SCB	07/15/25	USD	392,500	(10,492)
PLN	10,454,960	JPMC	07/18/25	USD	2,786,629	(112,915)
THB	20,331,285	SSBT	07/24/25	USD	612,443	(13,968)
ZAR	20,865,738	GSI	08/07/25	USD	1,172,961	(2,518)
Net Unrealized Depreciation						$(4,939,202)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	49	AUD	5,616,344	$29,563
Canada Government Bond 5 Year Futures	09/18/25	83	CAD	9,471,130	9,468
Euro-BTP Futures	09/08/25	15	EUR	1,815,000	4,637
Euro-Bund Futures	09/08/25	13	EUR	1,691,950	(14,562)
Euro-Buxl 30 Year Bond Futures	09/08/25	17	EUR	2,018,580	(27,700)
Euro-OAT Futures	09/08/25	59	EUR	7,306,560	(60,529)
Euro-Schatz Futures	09/08/25	29	EUR	3,110,250	(5,838)
U.K. Long Gilt Bond Futures	09/26/25	37	GBP	3,442,110	75,149
U.S. Treasury Long Bond Futures	09/19/25	15	USD	1,732,031	43,805
U.S. Treasury Note 2 Year Futures	09/30/25	88	USD	18,306,063	57,902
U.S. Treasury Note 5 Year Futures	09/30/25	307	USD	33,463,000	462,791
U.S. Treasury Ultra Long Bond Futures	09/19/25	1	USD	119,125	155

Futures Contracts—Short
Canada Government Bond 10 Year Futures	09/18/25	(70)	CAD	(8,540,000)	(38,657)
Euro-Bobl Futures	09/08/25	(9)	EUR	(1,059,120)	4,549
Japanese Government Bond 10 Year Futures	09/12/25	(6)	JPY	(834,120,000)	(15,119)
See accompanying notes to financial statements.
BHFTI-43

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(11)	USD	(1,256,922)	$(20,125)
Net Unrealized Appreciation					$505,489
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M NZDBB	Quarterly	4.153%	Quarterly	03/18/35	NZD	3,204,000	$15,206	$—	$15,206
Pay	3M NZDBB	Quarterly	4.155%	Quarterly	03/18/35	NZD	1,626,000	7,917	—	7,917
Pay	7-Day CNRR	Quarterly	1.571%	Quarterly	02/20/30	CNY	53,440,000	30,683	—	30,683
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	04/03/30	CNY	16,879,000	11,163	—	11,163
Pay	7-Day CNRR	Quarterly	1.591%	Quarterly	04/03/30	CNY	18,231,000	12,988	—	12,988
Pay	7-Day CNRR	Quarterly	1.785%	Quarterly	10/11/29	CNY	38,270,000	67,953	—	67,953
Totals								$145,910	$—	$145,910
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.43.V1	(1.000%)	Quarterly	06/20/30	0.735%	USD	3,108,000	$(36,479)	$(33,541)	$(2,938)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.44.V1	1.000%	Quarterly	06/20/30	0.510%	USD	3,108,000	$68,712	$58,724	$9,988

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
See accompanying notes to financial statements.
BHFTI-44

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$9,988	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$2,938
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	962,503	Unrealized depreciation on forward foreign currency exchange contracts	5,901,705
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	145,910
	Unrealized appreciation on futures contracts (b) (c)	688,019	Unrealized depreciation on futures contracts (b) (c)	182,530
Total		$1,806,420		$6,087,173

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$99,275	$(99,275)	$—	$—
Barclays Bank PLC	29,449	—	—	29,449
BNP Paribas SA	34,155	(34,155)	—	—
Citibank NA	141,066	(141,066)	—	—
HSBC Bank USA	8,249	(8,249)	—	—
JPMorgan Chase Bank NA	13,713	(13,713)	—	—
Morgan Stanley Capital Services LLC	19,188	(19,188)	—	—
Standard Chartered Bank	1,303	(1,303)	—	—
State Street Bank and Trust Co.	512,938	(188,489)	—	324,449
UBS AG	103,167	—	—	103,167
	$962,503	$(505,438)	$—	$457,065
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$465,295	$(99,275)	$(300,000)	$66,020
BNP Paribas SA	57,194	(34,155)	—	23,039
Citibank NA	1,992,608	(141,066)	—	1,851,542
Deutsche Bank AG	718,681	—	—	718,681
Goldman Sachs International	834,137	—	—	834,137
HSBC Bank USA	25,812	(8,249)	—	17,563
JPMorgan Chase Bank NA	439,561	(13,713)	(380,000)	45,848
Morgan Stanley Capital Services LLC	1,067,349	(19,188)	(262,000)	786,161
Standard Chartered Bank	112,579	(1,303)	—	111,276
See accompanying notes to financial statements.
BHFTI-45

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
State Street Bank and Trust Co.	$188,489	$(188,489)	$—	$—
	$5,901,705	$(505,438)	$(942,000)	$4,454,267

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(6,769,151)	$(6,769,151)
Futures contracts	1,258,834	—	—	1,258,834
Swap contracts	636,116	(778,617)	—	(142,501)
	$1,894,950	$(778,617)	$(6,769,151)	$(5,652,818)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(11,631,647)	$(11,631,647)
Futures contracts	778,143	—	—	778,143
Swap contracts	(328,998)	(22,075)	—	(351,073)
	$449,145	$(22,075)	$(11,631,647)	$(11,204,577)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$295,891,596
Futures contracts long	111,934,718
Futures contracts short	(15,897,167)
Swap contracts	49,984,580

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$242,341,092	$—	$242,341,092
Total Corporate Bonds & Notes*	—	136,448,418	—	136,448,418
Total Asset-Backed Securities*	—	6,278,688	—	6,278,688
Total Non-Agency Mortgage-Backed Securities*	—	4,755,864	—	4,755,864
Total Agency Sponsored Mortgage-Backed Securities*	—	4,542,294	—	4,542,294
Total U.S. Treasury & Government Agencies*	—	648,019	—	648,019
Total Short-Term Investments*	—	10,804,837	—	10,804,837
Securities Lending Reinvestments
Short-Term Investment Funds	1,790,000	—	—	1,790,000
See accompanying notes to financial statements.
BHFTI-46

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$650,350	$—	$650,350
Total Securities Lending Reinvestments	1,790,000	650,350	—	2,440,350
Total Investments	$1,790,000	$406,469,562	$—	$408,259,562
Collateral for Securities Loaned (Liability)	$—	$(2,440,350)	$—	$(2,440,350)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$962,503	$—	$962,503
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,901,705)	—	(5,901,705)
Total Forward Contracts	$—	$(4,939,202)	$—	$(4,939,202)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$688,019	$—	$—	$688,019
Futures Contracts (Unrealized Depreciation)	(182,530)	—	—	(182,530)
Total Futures Contracts	$505,489	$—	$—	$505,489
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$155,898	$—	$155,898
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,938)	—	(2,938)
Total Centrally Cleared Swap Contracts	$—	$152,960	$—	$152,960

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-47

Brighthouse Funds Trust I
AB International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$408,259,562
Cash	116,926
Cash denominated in foreign currencies (c)	1,700,592
Cash collateral (d)	2,625,494
Unrealized appreciation on forward foreign currency exchange contracts	962,503
Receivable for:
Investments sold	1,319,640
Fund shares sold	8,550
Interest	5,760,224
Variation margin on futures contracts	38,874
Prepaid expenses	3,227
Total Assets	420,795,592
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,901,705
Collateral for securities loaned	2,440,350
Payable for:
Investments purchased	3,576,533
Fund shares redeemed	1,747
Foreign taxes	4,676
Variation margin on centrally cleared swap contracts	20,040
Accrued Expenses:
Management fees	173,234
Distribution and service fees	2,579
Deferred trustees’ fees	106,073
Other expenses	297,569
Total Liabilities	12,524,506
Net Assets	$408,271,086
Net Assets Consist of:
Paid in surplus	$556,245,900
Distributable earnings (Accumulated losses) (e)	(147,974,814)
Net Assets	$408,271,086
Net Assets
Class A	$395,485,030
Class B	12,786,056
Capital Shares Outstanding*
Class A	51,708,031
Class B	1,680,495
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.65
Class B	7.61

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $406,450,356.
(b)	Includes securities loaned at value of $17,566,775.
(c)	Identified cost of cash denominated in foreign currencies was $1,686,712.
(d)	Includes collateral of $1,163,041 for futures contracts $520,453 for centrally cleared swap contracts and $942,000 for forward foreign currency exchange contracts.
(e)	Includes foreign capital gains tax of $4,676.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest (a)	$12,475,168
Securities lending income	9,613
Total investment income	12,484,781
Expenses
Management fees	1,126,930
Administration fees	24,167
Custodian and accounting fees	79,148
Distribution and service fees—Class B	15,655
Audit and tax services	48,019
Legal	22,722
Trustees’ fees and expenses	20,034
Shareholder reporting	6,840
Insurance	2,050
Miscellaneous	11,286
Total expenses	1,356,851
Net Investment Income	11,127,930
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(4,783,073)
Futures contracts	1,258,834
Swap contracts	(142,501)
Foreign currency transactions	1,255,175
Forward foreign currency transactions	(6,769,151)
Net realized gain (loss)	(9,180,716)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	25,189,939
Futures contracts	778,143
Swap contracts	(351,073)
Foreign currency transactions	151,773
Forward foreign currency transactions	(11,631,647)
Net change in unrealized appreciation (depreciation)	14,137,135
Net realized and unrealized gain (loss)	4,956,419
Net Increase (Decrease) in Net Assets From Operations	$16,084,349

(a)	Net of foreign withholding taxes of $12,649.
(b)	Net of foreign capital gains tax of $912.
(c)	Includes change in foreign capital gains tax of $(4,269).
See accompanying notes to financial statements.
BHFTI-48

Brighthouse Funds Trust I
AB International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,127,930	$25,894,020
Net realized gain (loss)	(9,180,716)	(14,265,552)
Net change in unrealized appreciation (depreciation)	14,137,135	16,748,921
Increase (decrease) in net assets from operations	16,084,349	28,377,389
From Distributions to Shareholders
Class A	(37,756,497)	(17,308,852)
Class B	(1,179,103)	(408,887)
Total distributions	(38,935,600)	(17,717,739)
Increase (decrease) in net assets from capital share transactions	(28,681,210)	(94,091,128)
Total increase (decrease) in net assets	(51,532,461)	(83,431,478)
Net Assets
Beginning of period	459,803,547	543,235,025
End of period	$408,271,086	$459,803,547

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	207,940	$1,717,523	28,088	$225,922
Reinvestments	4,981,068	37,756,497	2,219,084	17,308,852
Redemptions	(8,372,966)	(68,711,913)	(13,997,876)	(112,744,875)
Net increase (decrease)	(3,183,958)	$(29,237,893)	(11,750,704)	$(95,210,101)
Class B
Sales	71,176	$569,991	204,850	$1,633,603
Reinvestments	156,380	1,179,103	52,624	408,887
Redemptions	(145,971)	(1,192,411)	(115,654)	(923,517)
Net increase (decrease)	81,585	$556,683	141,820	$1,118,973
Increase (decrease) derived from capital shares transactions		$(28,681,210)		$(94,091,128)
See accompanying notes to financial statements.
BHFTI-49

Brighthouse Funds Trust I
AB International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.14	$7.98	$7.70	$10.40	$10.65	$10.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.41	0.32	0.28	0.27	0.26
Net realized and unrealized gain (loss)	0.10	0.04	0.37	(1.87)	(0.47)	0.21
Total income (loss) from investment operations	0.31	0.45	0.69	(1.59)	(0.20)	0.47
Less Distributions
Distributions from net investment income	(0.80)	(0.29)	(0.41)	(1.02)	(0.01)	(0.23)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.09)	(0.04)	(0.08)
Total distributions	(0.80)	(0.29)	(0.41)	(1.11)	(0.05)	(0.31)
Net Asset Value, End of Period	$7.65	$8.14	$7.98	$7.70	$10.40	$10.65
Total Return (%) (b)	3.91 (c)	5.73	9.27	(15.47)	(1.83)	4.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (d)	0.61	0.63	0.59	0.58	0.57
Net ratio of expenses to average net assets (%) (e)	0.62 (d)	0.61	0.63	0.59	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	5.14 (d)	5.07	4.14	3.28	2.58	2.56
Portfolio turnover rate (%)	60 (c)	98	104	122	98	106
Net assets, end of period (in millions)	$395.5	$446.9	$531.7	$543.9	$811.0	$1,003.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.09	$7.93	$7.66	$10.35	$10.62	$10.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.39	0.30	0.26	0.25	0.23
Net realized and unrealized gain (loss)	0.10	0.04	0.36	(1.86)	(0.48)	0.21
Total income (loss) from investment operations	0.30	0.43	0.66	(1.60)	(0.23)	0.44
Less Distributions
Distributions from net investment income	(0.78)	(0.27)	(0.39)	(1.00)	(0.00) (f)	(0.23)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.09)	(0.04)	(0.08)
Total distributions	(0.78)	(0.27)	(0.39)	(1.09)	(0.04)	(0.31)
Net Asset Value, End of Period	$7.61	$8.09	$7.93	$7.66	$10.35	$10.62
Total Return (%) (b)	3.81 (c)	5.54	8.91	(15.64)	(2.12)	4.39
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.86	0.88	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.86	0.88	0.84	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	4.89 (d)	4.86	3.90	3.08	2.38	2.29
Portfolio turnover rate (%)	60 (c)	98	104	122	98	106
Net assets, end of period (in millions)	$12.8	$12.9	$11.6	$9.9	$11.2	$6.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Distributions from net investment income were less than $0.01.
See accompanying notes to financial statements.
BHFTI-50

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.8%
L3Harris Technologies, Inc.	25,794	$6,470,167
StandardAero, Inc. (a) (b)	164,456	5,205,032
		11,675,199
Automobile Components — 1.2%
Aptiv PLC (b)	51,690	3,526,292
Banks — 3.3%
Fifth Third Bancorp (a)	156,399	6,432,691
Regions Financial Corp.	161,162	3,790,530
		10,223,221
Beverages — 3.4%
Keurig Dr. Pepper, Inc.	285,029	9,423,059
Primo Brands Corp.	32,866	973,491
		10,396,550
Building Products — 2.6%
Carlisle Cos., Inc. (a)	21,120	7,886,208
Capital Markets — 2.4%
Jefferies Financial Group, Inc.	134,337	7,346,891
Chemicals — 1.7%
Ashland, Inc.	33,647	1,691,771
RPM International, Inc.	31,849	3,498,294
		5,190,065
Commercial Services & Supplies — 1.6%
Republic Services, Inc.	19,657	4,847,613
Construction & Engineering — 1.0%
API Group Corp. (a) (b)	59,694	3,047,379
Construction Materials — 2.8%
Amrize Ltd. (a) (b)	24,241	1,201,141
Vulcan Materials Co.	28,528	7,440,673
		8,641,814
Containers & Packaging — 3.1%
AptarGroup, Inc.	15,561	2,434,207
Graphic Packaging Holding Co. (a)	331,711	6,989,151
		9,423,358
Electric Utilities — 5.1%
American Electric Power Co., Inc.	84,846	8,803,621
FirstEnergy Corp.	171,038	6,885,990
		15,689,611
Energy Equipment & Services — 1.5%
Baker Hughes Co.	122,184	4,684,535
Financial Services — 1.5%
Euronet Worldwide, Inc. (a) (b)	44,665	4,528,138
Security Description	Shares	Value
Ground Transportation — 3.9%
Canadian Pacific Kansas City Ltd.	78,425	$6,216,750
CSX Corp.	84,560	2,759,193
Knight-Swift Transportation Holdings, Inc.	68,535	3,031,303
		12,007,246
Health Care Equipment & Supplies — 2.0%
Alcon AG (a)	47,798	4,219,607
Hologic, Inc. (b)	30,380	1,979,561
		6,199,168
Health Care Providers & Services — 3.7%
Humana, Inc.	12,840	3,139,123
Labcorp Holdings, Inc.	31,722	8,327,342
		11,466,465
Household Durables — 3.4%
DR Horton, Inc.	42,458	5,473,685
Somnigroup International, Inc. (a)	44,175	3,006,109
TopBuild Corp. (a) (b)	6,136	1,986,469
		10,466,263
Household Products — 2.3%
Church & Dwight Co., Inc. (a)	54,632	5,250,682
Reynolds Consumer Products, Inc. (a)	82,413	1,765,286
		7,015,968
Insurance — 6.9%
Arch Capital Group Ltd.	83,962	7,644,740
Axis Capital Holdings Ltd.	11,882	1,233,589
Brown & Brown, Inc. (a)	65,923	7,308,883
Loews Corp.	56,345	5,164,583
		21,351,795
IT Services — 1.7%
Amdocs Ltd. (a)	58,830	5,367,649
Life Sciences Tools & Services — 3.8%
Charles River Laboratories International, Inc. (b)	41,481	6,293,912
ICON PLC (b)	20,341	2,958,598
Qiagen NV (a) (b)	52,664	2,531,032
		11,783,542
Machinery — 3.5%
Donaldson Co., Inc.	18,464	1,280,478
Gates Industrial Corp. PLC (a) (b)	221,579	5,102,964
Ingersoll Rand, Inc. (a)	30,592	2,544,643
Toro Co.	27,676	1,956,140
		10,884,225
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	91,345	3,959,806
Nucor Corp. (a)	8,231	1,066,243
		5,026,049
See accompanying notes to financial statements.
BHFTI-51

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Escrow Shares—0.0%
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts — 2.1%
Annaly Capital Management, Inc. (a)	337,875	$6,358,807
Office REITs — 1.7%
BXP, Inc. (a)	78,613	5,304,019
Oil, Gas & Consumable Fuels — 4.3%
EOG Resources, Inc. (a)	35,783	4,280,005
EQT Corp.	90,048	5,251,599
Valero Energy Corp.	27,712	3,725,047
		13,256,651
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	31,192	3,248,023
Jacobs Solutions, Inc.	48,360	6,356,922
		9,604,945
Real Estate Management & Development — 2.8%
CBRE Group, Inc. - Class A (b)	62,390	8,742,087
Semiconductors & Semiconductor Equipment — 3.4%
ON Semiconductor Corp. (a) (b)	97,852	5,128,423
Teradyne, Inc.	59,595	5,358,783
		10,487,206
Specialized REITs — 4.2%
CubeSmart	88,008	3,740,340
Gaming & Leisure Properties, Inc.	94,759	4,423,350
Weyerhaeuser Co.	186,390	4,788,359
		12,952,049
Specialty Retail — 0.8%
AutoZone, Inc. (b)	415	1,540,575
RH (a) (b)	4,846	915,943
		2,456,518
Textiles, Apparel & Luxury Goods — 0.9%
PVH Corp.	39,736	2,725,890
Trading Companies & Distributors — 4.7%
AerCap Holdings NV	76,661	8,969,337
WESCO International, Inc.	30,079	5,570,631
		14,539,968
Water Utilities — 1.9%
American Water Works Co., Inc.	41,411	5,760,684
Total Common Stocks (Cost $251,794,133)		300,864,068

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (b) (c) (d) (Cost $175,712)	30,257	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	277,348	$0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	84,465	0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $8,630,454; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $8,802,306	8,629,675	8,629,675
Total Short-Term Investments (Cost $8,629,675)		8,629,675

Securities Lending Reinvestments (e)—11.7%
Short-Term Investment Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (f)	1,000,000	1,000,000
		4,000,000

Certificate of Deposit—0.3%
Bank of Montreal
4.750%, SOFR + 0.350%, 05/14/26 (g)	1,000,000	999,999
Repurchase Agreements—9.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $3,000,368; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $800,101; collateralized by various Common Stock with an aggregate market value of $890,459	800,000	800,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $4,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $4,080,000	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTI-52

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	$2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,231,603; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $3,295,835	3,231,210	3,231,210
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $3,000,368; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	3,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,115,105	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $2,000,252; collateralized by various Common Stock with an aggregate market value of $2,230,210	2,000,000	2,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $5,000,617; collateralized by various Common Stock with an aggregate market value of $5,563,094	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $3,000,369; collateralized by various Common Stock with an aggregate market value of $3,300,406	3,000,000	3,000,000
		30,031,210
Security Description	Principal Amount*	Value
Time Deposit—0.3%
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	$1,000,000
Total Securities Lending Reinvestments (Cost $36,031,210)		36,031,209
Total Investments—112.2% (Cost $296,630,730)		345,524,952
Other assets and liabilities (net)—(12.2)%		(37,507,182)
Net Assets—100.0%		$308,017,770

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $66,008,870 and the collateral received consisted of cash in the amount of
$36,031,210 and non-cash collateral with a value of $31,531,864. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$55,988,584	$0	$64,247,843
See accompanying notes to financial statements.
BHFTI-53

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(36,031,210)	$—	$—	$—	$(36,031,210)
Gross amount of recognized liabilities for securities lending transactions					$(36,031,210)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$300,864,068	$—	$—	$300,864,068
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	8,629,675	—	8,629,675
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificate of Deposit	—	999,999	—	999,999
Repurchase Agreements	—	30,031,210	—	30,031,210
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments	4,000,000	32,031,209	—	36,031,209
Total Investments	$304,864,068	$40,660,884	$0	$345,524,952
Collateral for Securities Loaned (Liability)	$—	$(36,031,210)	$—	$(36,031,210)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-54

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$345,524,952
Receivable for:
Investments sold	133,732
Fund shares sold	22,973
Dividends and interest	600,619
Prepaid expenses	2,405
Total Assets	346,284,681
Liabilities
Collateral for securities loaned	36,031,210
Payable for:
Investments purchased	1,693,168
Fund shares redeemed	15,227
Accrued Expenses:
Management fees	165,120
Distribution and service fees	25,155
Deferred trustees’ fees	224,101
Other expenses	112,930
Total Liabilities	38,266,911
Net Assets	$308,017,770
Net Assets Consist of:
Paid in surplus	$243,817,054
Distributable earnings (Accumulated losses)	64,200,716
Net Assets	$308,017,770
Net Assets
Class A	$183,511,915
Class B	124,505,855
Capital Shares Outstanding*
Class A	19,074,863
Class B	12,953,557
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.62
Class B	9.61

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $296,630,730.
(b)	Includes securities loaned at value of $66,008,870.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,088,001
Interest	127,956
Securities lending income	28,616
Total investment income	3,244,573
Expenses
Management fees	1,104,475
Administration fees	15,639
Custodian and accounting fees	13,447
Distribution and service fees—Class B	154,011
Audit and tax services	24,897
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	13,848
Insurance	1,525
Miscellaneous	6,108
Total expenses	1,376,707
Less management fee waiver	(106,342)
Less broker commission recapture	(3,894)
Net expenses	1,266,471
Net Investment Income	1,978,102
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,830,313
Foreign currency transactions	255
Net realized gain (loss)	13,830,568
Net change in unrealized appreciation (depreciation) on:
Investments	(13,068,745)
Foreign currency transactions	17
Net change in unrealized appreciation (depreciation)	(13,068,728)
Net realized and unrealized gain (loss)	761,840
Net Increase (Decrease) in Net Assets From Operations	$2,739,942

(a)	Net of foreign withholding taxes of $5,743.
See accompanying notes to financial statements.
BHFTI-55

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,978,102	$4,754,813
Net realized gain (loss)	13,830,568	50,466,627
Net change in unrealized appreciation (depreciation)	(13,068,728)	(10,956,080)
Increase (decrease) in net assets from operations	2,739,942	44,265,360
From Distributions to Shareholders
Class A	(33,013,033)	(17,032,806)
Class B	(22,066,341)	(9,971,231)
Total distributions	(55,079,374)	(27,004,037)
Increase (decrease) in net assets from capital share transactions	46,167,579	(71,433,480)
Total increase (decrease) in net assets	(6,171,853)	(54,172,157)
Net Assets
Beginning of period	314,189,623	368,361,780
End of period	$308,017,770	$314,189,623

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	162,955	$1,840,143	3,725	$42,063
Reinvestments	3,464,117	33,013,033	1,540,037	17,032,806
Redemptions	(356,556)	(3,929,512)	(6,339,007)	(76,185,871)
Net increase (decrease)	3,270,516	$30,923,664	(4,795,245)	$(59,111,002)
Class B
Sales	225,726	$2,474,177	305,097	$3,601,180
Reinvestments	2,317,893	22,066,341	902,374	9,971,231
Redemptions	(825,008)	(9,296,603)	(2,206,156)	(25,894,889)
Net increase (decrease)	1,718,611	$15,243,915	(998,685)	$(12,322,478)
Increase (decrease) derived from capital shares transactions		$46,167,579		$(71,433,480)
See accompanying notes to financial statements.
BHFTI-56

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.63	$11.23	$12.04	$15.80	$12.32	$13.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.17	0.16	0.16	0.10	0.12
Net realized and unrealized gain (loss)	0.01	1.15	0.85	(1.15)	3.51	0.05
Total income (loss) from investment operations	0.09	1.32	1.01	(0.99)	3.61	0.17
Less Distributions
Distributions from net investment income	(0.19)	(0.16)	(0.16)	(0.10)	(0.13)	(0.13)
Distributions from net realized capital gains	(1.91)	(0.76)	(1.66)	(2.67)	0.00	(0.74)
Total distributions	(2.10)	(0.92)	(1.82)	(2.77)	(0.13)	(0.87)
Net Asset Value, End of Period	$9.62	$11.63	$11.23	$12.04	$15.80	$12.32
Total Return (%) (b)	0.94 (c)	12.12	9.30	(4.70)	29.35	2.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.80	0.80	0.77	0.77	0.78
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.74	0.73	0.71	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	1.42 (d)	1.41	1.37	1.21	0.69	1.08
Portfolio turnover rate (%)	19 (c)	16	22	23	28	54
Net assets, end of period (in millions)	$183.5	$183.8	$231.3	$258.5	$356.9	$369.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.60	$11.20	$12.01	$15.76	$12.30	$12.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.14	0.13	0.13	0.06	0.09
Net realized and unrealized gain (loss)	0.02	1.15	0.85	(1.15)	3.49	0.06
Total income (loss) from investment operations	0.08	1.29	0.98	(1.02)	3.55	0.15
Less Distributions
Distributions from net investment income	(0.16)	(0.13)	(0.13)	(0.06)	(0.09)	(0.10)
Distributions from net realized capital gains	(1.91)	(0.76)	(1.66)	(2.67)	0.00	(0.74)
Total distributions	(2.07)	(0.89)	(1.79)	(2.73)	(0.09)	(0.84)
Net Asset Value, End of Period	$9.61	$11.60	$11.20	$12.01	$15.76	$12.30
Total Return (%) (b)	0.84 (c)	11.86	9.02	(4.97)	28.95	2.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.05	1.05	1.02	1.02	1.03
Net ratio of expenses to average net assets (%) (e)	0.99 (d)	0.99	0.98	0.96	0.96	0.97
Ratio of net investment income (loss) to average net assets (%)	1.16 (d)	1.17	1.13	0.98	0.44	0.83
Portfolio turnover rate (%)	19 (c)	16	22	23	28	54
Net assets, end of period (in millions)	$124.5	$130.4	$137.1	$136.8	$164.2	$154.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-57

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	7,525,051	$341,863,051
American Funds American Mutual Fund (Class R-6)	4,439,703	263,807,148
American Funds Capital World Bond Fund (Class 1) (a)	4,176,932	43,607,170
American Funds Fundamental Investors Fund (Class R-6)	3,720,751	326,867,998
American Funds Growth Fund (Class 1)	2,418,875	312,252,494
American Funds Growth-Income Fund (Class 1)	4,759,854	297,014,891
American Funds High-Income Trust Fund (Class R-6)	5,750,703	56,644,428
American Funds International Fund (Class 1) (a)	13,318,230	266,364,607
American Funds International Growth & Income Fund (Class R-6) (a)	7,541,504	322,474,695
American Funds New World Fund (Class 1)	3,005,735	88,759,361
American Funds Smallcap World Fund, Inc. (Class R-6)	1,968,277	148,348,995
American Funds The Bond Fund of America (Class 1)	13,815,444	132,351,957
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,504,923	$42,234,322
American Funds Washington Mutual Investors Fund (Class 1)	17,298,248	295,800,042
Total Investment Companies (Cost $2,445,483,528)		2,938,391,159
Total Investments—100.1% (Cost $2,445,483,528)		2,938,391,159
Other assets and liabilities (net)—(0.1)%		(1,731,953)
Net Assets—100.0%		$2,936,659,206

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$40,719,097	$2,432,173	$(2,944,218)	$(593,577)	$3,993,695	$43,607,170
American Funds International Fund (Class 1)	244,239,064	971,733	(8,083,424)	303,426	28,933,808	266,364,607
American Funds International Growth & Income Fund (Class R-6)	302,509,305	14,457,375	(49,828,043)	565,379	54,770,679	322,474,695
	$587,467,466	$17,861,281	$(60,855,685)	$275,228	$87,698,182	$632,446,472

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$116,345	4,176,932
American Funds International Fund (Class 1)	168,256	13,318,230
American Funds International Growth & Income Fund (Class R-6)	5,205,122	7,541,504
	$5,489,723
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$159,780,695	$0	$212,758,832
See accompanying notes to financial statements.
BHFTI-58

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,938,391,159	$—	$—	$2,938,391,159
Total Investments	$2,938,391,159	$—	$—	$2,938,391,159

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-59

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$2,305,944,687
Affiliated investments at value (b)	632,446,472
Receivable for:
Investments sold	1,793,667
Affiliated investments sold	3,706
Fund shares sold	137,352
Dividends	478,528
Prepaid expenses	22,856
Total Assets	2,940,827,268
Liabilities
Payable for:
Investments purchased	478,528
Fund shares redeemed	1,934,724
Accrued Expenses:
Management fees	148,357
Distribution and service fees	1,281,861
Deferred trustees’ fees	224,101
Other expenses	100,491
Total Liabilities	4,168,062
Net Assets	$2,936,659,206
Net Assets Consist of:
Paid in surplus	$2,288,305,727
Distributable earnings (Accumulated losses)	648,353,479
Net Assets	$2,936,659,206
Net Assets
Class B	$45,847,040
Class C	2,890,812,166
Capital Shares Outstanding*
Class B	4,898,317
Class C	313,595,323
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.36
Class C	9.22

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,857,608,793.
(b)	Identified cost of affiliated investments was $587,874,735.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$10,872,849
Dividends from Affiliated Underlying Portfolios	5,489,723
Total investment income	16,362,572
Expenses
Management fees	881,193
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	53,232
Distribution and service fees—Class C	7,530,462
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	21,671
Insurance	12,088
Miscellaneous	11,995
Total expenses	8,593,090
Net Investment Income	7,769,482
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	39,699,009
Affiliated investments	275,228
Capital gain distributions from Underlying Portfolios	116,001,097
Net realized gain (loss)	155,975,334
Net change in unrealized appreciation (depreciation) on:
Investments	27,887,038
Affiliated investments	87,698,182
Net change in unrealized appreciation (depreciation)	115,585,220
Net realized and unrealized gain (loss)	271,560,554
Net Increase (Decrease) in Net Assets From Operations	$279,330,036
See accompanying notes to financial statements.
BHFTI-60

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,769,482	$32,994,467
Net realized gain (loss)	155,975,334	202,301,880
Net change in unrealized appreciation (depreciation)	115,585,220	157,756,626
Increase (decrease) in net assets from operations	279,330,036	393,052,973
From Distributions to Shareholders
Class B	(3,748,297)	(2,196,401)
Class C	(231,527,679)	(146,360,022)
Total distributions	(235,275,976)	(148,556,423)
Increase (decrease) in net assets from capital share transactions	58,588,162	(231,672,525)
Total increase (decrease) in net assets	102,642,222	12,824,025
Net Assets
Beginning of period	2,834,016,984	2,821,192,959
End of period	$2,936,659,206	$2,834,016,984

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	47,485	$443,997	135,378	$1,221,104
Reinvestments	410,997	3,748,297	249,591	2,196,401
Redemptions	(143,711)	(1,352,857)	(247,665)	(2,234,256)
Net increase (decrease)	314,771	$2,839,437	137,304	$1,183,249
Class C
Sales	4,257,451	$39,153,997	6,334,851	$56,684,667
Reinvestments	25,753,913	231,527,679	16,861,754	146,360,022
Redemptions	(23,322,590)	(214,932,951)	(49,011,316)	(435,900,463)
Net increase (decrease)	6,688,774	$55,748,725	(25,814,711)	$(232,855,774)
Increase (decrease) derived from capital shares transactions		$58,588,162		$(231,672,525)
See accompanying notes to financial statements.
BHFTI-61

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.24	$8.49	$8.02	$11.95	$10.73	$10.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.13	0.13	0.13	0.12	0.11
Net realized and unrealized gain (loss)	0.92	1.12	1.44	(2.36)	1.59	1.43
Total income (loss) from investment operations	0.96	1.25	1.57	(2.23)	1.71	1.54
Less Distributions
Distributions from net investment income	(0.15)	(0.14)	(0.21)	(0.15)	(0.12)	(0.19)
Distributions from net realized capital gains	(0.69)	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)
Total distributions	(0.84)	(0.50)	(1.10)	(1.70)	(0.49)	(0.93)
Net Asset Value, End of Period	$9.36	$9.24	$8.49	$8.02	$11.95	$10.73
Total Return (%) (b)	10.52 (c)	14.96	20.66	(18.37)	16.21	17.34
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	0.87 (e)	1.48	1.63	1.44	1.03	1.15
Portfolio turnover rate (%)	6 (c)	5	5	11	25	9
Net assets, end of period (in millions)	$45.8	$42.4	$37.8	$30.8	$38.0	$32.8

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.10	$8.37	$7.92	$11.80	$10.60	$10.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.10	0.10	0.10	0.08	0.08
Net realized and unrealized gain (loss)	0.89	1.10	1.42	(2.32)	1.58	1.40
Total income (loss) from investment operations	0.92	1.20	1.52	(2.22)	1.66	1.48
Less Distributions
Distributions from net investment income	(0.11)	(0.11)	(0.18)	(0.11)	(0.09)	(0.15)
Distributions from net realized capital gains	(0.69)	(0.36)	(0.89)	(1.55)	(0.37)	(0.74)
Total distributions	(0.80)	(0.47)	(1.07)	(1.66)	(0.46)	(0.89)
Net Asset Value, End of Period	$9.22	$9.10	$8.37	$7.92	$11.80	$10.60
Total Return (%) (b)	10.32 (c)	14.57	20.27	(18.52)	15.91	16.93
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	0.55 (e)	1.14	1.27	1.10	0.70	0.83
Portfolio turnover rate (%)	6 (c)	5	5	11	25	9
Net assets, end of period (in millions)	$2,890.8	$2,791.7	$2,783.4	$2,569.8	$3,503.3	$3,296.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-62

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	7,195,679	$326,899,717
American Funds American Mutual Fund (Class R-6)	4,772,141	283,560,617
American Funds Capital World Bond Fund (Class 1) (a)	10,609,185	110,759,892
American Funds Fundamental Investors Fund (Class R-6)	3,721,134	326,901,575
American Funds Growth Fund (Class 1)	2,690,632	347,333,688
American Funds Growth-Income Fund (Class 1)	5,889,747	367,520,200
American Funds High-Income Trust Fund (Class R-6)	18,370,481	180,949,240
American Funds International Fund (Class 1) (a)	13,771,254	275,425,079
American Funds International Growth & Income Fund (Class R-6) (a)	8,281,724	354,126,497
American Funds New World Fund (Class 1)	2,755,383	81,366,470
American Funds Smallcap World Fund, Inc. (Class R-6)	1,623,641	122,373,817
American Funds The Bond Fund of America (Class 1) (a)	55,259,720	529,388,120
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,764,476	$418,911,934
American Funds Washington Mutual Investors Fund (Class 1) (a)	19,049,035	325,738,504
Total Investment Companies (Cost $3,658,456,730)		4,051,255,350
Total Investments—100.1% (Cost $3,658,456,730)		4,051,255,350
Other assets and liabilities (net)—(0.1)%		(2,296,233)
Net Assets—100.0%		$4,048,959,117

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$106,451,205	$3,532,815	$(8,018,689)	$(1,735,068)	$10,529,629	$110,759,892
American Funds International Fund (Class 1)	260,535,116	238,399	(15,965,659)	1,987,503	28,629,720	275,425,079
American Funds International Growth & Income Fund (Class R-6)	341,282,815	14,472,722	(63,612,835)	962,030	61,021,765	354,126,497
American Funds The Bond Fund of America (Class 1)	524,325,508	15,893,095	(28,351,221)	(4,419,168)	21,939,906	529,388,120
American Funds Washington Mutual Investors Fund (Class 1)	323,868,313	22,746,304	(26,432,209)	7,336,480	(1,780,384)	325,738,504
	$1,556,462,957	$56,883,335	$(142,380,613)	$4,131,777	$120,340,636	$1,595,438,092

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$—	$297,973	10,609,185
American Funds International Fund (Class 1)	—	174,666	13,771,254
American Funds International Growth & Income Fund (Class R-6)	—	5,763,920	8,281,724
American Funds The Bond Fund of America (Class 1)	—	4,746,584	55,259,720
American Funds Washington Mutual Investors Fund (Class 1)	21,613,866	1,126,602	19,049,035
	$21,613,866	$12,109,745
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$201,381,746	$0	$320,919,816
See accompanying notes to financial statements.
BHFTI-63

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$4,051,255,350	$—	$—	$4,051,255,350
Total Investments	$4,051,255,350	$—	$—	$4,051,255,350

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-64

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$2,455,817,258
Affiliated investments at value (b)	1,595,438,092
Receivable for:
Investments sold	2,160,636
Affiliated investments sold	313,974
Fund shares sold	163,006
Dividends	2,576,110
Prepaid expenses	31,777
Total Assets	4,056,500,853
Liabilities
Payable for:
Investments purchased	2,576,110
Fund shares redeemed	2,637,616
Accrued Expenses:
Management fees	193,795
Distribution and service fees	1,788,506
Deferred trustees’ fees	224,101
Other expenses	121,608
Total Liabilities	7,541,736
Net Assets	$4,048,959,117
Net Assets Consist of:
Paid in surplus	$3,469,795,281
Distributable earnings (Accumulated losses)	579,163,836
Net Assets	$4,048,959,117
Net Assets
Class B	$17,451,307
Class C	4,031,507,810
Capital Shares Outstanding*
Class B	1,856,065
Class C	432,750,855
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.40
Class C	9.32

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,096,871,176.
(b)	Identified cost of affiliated investments was $1,561,585,554.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$21,283,505
Dividends from Affiliated Underlying Portfolios	12,109,745
Total investment income	33,393,250
Expenses
Management fees	1,160,181
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	20,454
Distribution and service fees—Class C	10,671,449
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	30,510
Insurance	17,144
Miscellaneous	15,363
Total expenses	11,997,550
Net Investment Income	21,395,700
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	43,126,316
Affiliated investments	4,131,777
Capital gain distributions from Underlying Portfolios	110,346,983
Capital gain distributions from Affiliated Underlying Portfolios	21,613,866
Net realized gain (loss)	179,218,942
Net change in unrealized appreciation (depreciation) on:
Investments	19,127,220
Affiliated investments	120,340,636
Net change in unrealized appreciation (depreciation)	139,467,856
Net realized and unrealized gain (loss)	318,686,798
Net Increase (Decrease) in Net Assets From Operations	$340,082,498
See accompanying notes to financial statements.
BHFTI-65

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,395,700	$72,963,089
Net realized gain (loss)	179,218,942	236,586,565
Net change in unrealized appreciation (depreciation)	139,467,856	145,575,630
Increase (decrease) in net assets from operations	340,082,498	455,125,284
From Distributions to Shareholders
Class B	(1,373,993)	(793,726)
Class C	(310,658,259)	(199,715,020)
Total distributions	(312,032,252)	(200,508,746)
Increase (decrease) in net assets from capital share transactions	39,254,865	(347,508,107)
Total increase (decrease) in net assets	67,305,111	(92,891,569)
Net Assets
Beginning of period	3,981,654,006	4,074,545,575
End of period	$4,048,959,117	$3,981,654,006

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	58,973	$559,832	66,568	$615,195
Reinvestments	149,510	1,373,993	88,487	793,726
Redemptions	(63,373)	(605,704)	(102,856)	(945,409)
Net increase (decrease)	145,110	$1,328,121	52,199	$463,512
Class C
Sales	2,737,316	$25,704,043	5,497,688	$50,031,327
Reinvestments	34,100,797	310,658,259	22,465,132	199,715,020
Redemptions	(31,802,325)	(298,435,558)	(65,500,190)	(597,717,966)
Net increase (decrease)	5,035,788	$37,926,744	(37,537,370)	$(347,971,619)
Increase (decrease) derived from capital shares transactions		$39,254,865		$(347,508,107)
See accompanying notes to financial statements.
BHFTI-66

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.37	$8.81	$8.37	$11.89	$11.09	$10.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.20	0.18	0.17	0.13	0.13
Net realized and unrealized gain (loss)	0.77	0.84	1.15	(2.16)	1.23	1.37
Total income (loss) from investment operations	0.84	1.04	1.33	(1.99)	1.36	1.50
Less Distributions
Distributions from net investment income	(0.22)	(0.18)	(0.23)	(0.18)	(0.17)	(0.21)
Distributions from net realized capital gains	(0.59)	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)
Total distributions	(0.81)	(0.48)	(0.89)	(1.53)	(0.56)	(0.80)
Net Asset Value, End of Period	$9.40	$9.37	$8.81	$8.37	$11.89	$11.09
Total Return (%) (b)	9.11 (c)	12.07	16.72	(16.53)	12.55	15.84
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.31	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.41 (e)	2.13	2.10	1.76	1.16	1.26
Portfolio turnover rate (%)	5 (c)	5	5	9	21	20
Net assets, end of period (in millions)	$17.5	$16.0	$14.6	$11.9	$14.7	$13.0

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.27	$8.73	$8.29	$11.78	$11.00	$10.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.16	0.14	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.77	0.83	1.16	(2.13)	1.21	1.38
Total income (loss) from investment operations	0.82	0.99	1.30	(2.00)	1.31	1.47
Less Distributions
Distributions from net investment income	(0.18)	(0.15)	(0.20)	(0.14)	(0.14)	(0.18)
Distributions from net realized capital gains	(0.59)	(0.30)	(0.66)	(1.35)	(0.39)	(0.59)
Total distributions	(0.77)	(0.45)	(0.86)	(1.49)	(0.53)	(0.77)
Net Asset Value, End of Period	$9.32	$9.27	$8.73	$8.29	$11.78	$11.00
Total Return (%) (b)	9.06 (c)	11.60	16.49	(16.76)	12.14	15.57
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62 (e)	0.62	0.62	0.62	0.61	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	1.10 (e)	1.77	1.71	1.44	0.83	0.91
Portfolio turnover rate (%)	5 (c)	5	5	9	21	20
Net assets, end of period (in millions)	$4,031.5	$3,965.6	$4,059.9	$3,862.7	$5,068.3	$4,909.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-67

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds Growth Fund (Class 1) (a)	15,303,850	$1,975,574,044
Total Investment Companies (Cost $1,403,785,302)		1,975,574,044
Total Investments—100.1% (Cost $1,403,785,302)		1,975,574,044
Other assets and liabilities (net)—(0.1)%		(1,168,696)
Net Assets—100.0%		$1,974,405,348

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
American Funds Growth Fund (Class 1)	$1,860,838,354	$189,482,677	$(110,025,246)	$49,863,678	$(14,585,419)	$1,975,574,044

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
American Funds Growth Fund (Class 1)	$151,172,240	$3,757,540	15,303,850
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$189,482,677	$0	$110,025,246
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,975,574,044	$—	$—	$1,975,574,044
Total Investments	$1,975,574,044	$—	$—	$1,975,574,044

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-68

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments in Master Fund at value (a)	$1,975,574,044
Receivable for:
Investments in Master Fund sold	2,951,115
Prepaid expenses	15,288
Total Assets	1,978,540,447
Liabilities
Payable for:
Fund shares redeemed	2,951,115
Accrued Expenses:
Distribution and service fees	861,982
Deferred trustees’ fees	224,101
Other expenses	97,901
Total Liabilities	4,135,099
Net Assets	$1,974,405,348
Net Assets Consist of:
Paid in surplus	$1,203,432,869
Distributable earnings (Accumulated losses)	770,972,479
Net Assets	$1,974,405,348
Net Assets
Class C	$1,974,405,348
Capital Shares Outstanding*
Class C	162,662,457
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$12.14

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments in Master Fund was $1,403,785,302.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Master Fund	$3,757,540
Total investment income	3,757,540
Expenses
Administration fees	13,829
Custodian and accounting fees	6,545
Distribution and service fees—Class C	4,947,020
Audit and tax services	17,581
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	24,790
Insurance	7,285
Miscellaneous	8,917
Total expenses	5,068,724
Net Investment Loss	(1,311,184)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in Master Fund	49,863,678
Capital gain distributions from Master Fund	151,172,240
Net realized gain (loss)	201,035,918
Net change in unrealized appreciation (depreciation) on investments in Master Fund	(14,585,419)
Net realized and unrealized gain (loss)	186,450,499
Net Increase (Decrease) in Net Assets From Operations	$185,139,315
See accompanying notes to financial statements.
BHFTI-69

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,311,184)	$(68,643)
Net realized gain (loss)	201,035,918	177,696,596
Net change in unrealized appreciation (depreciation)	(14,585,419)	305,764,382
Increase (decrease) in net assets from operations	185,139,315	483,392,335
From Distributions to Shareholders
Class C	(177,725,753)	(136,402,248)
Total distributions	(177,725,753)	(136,402,248)
Increase (decrease) in net assets from capital share transactions	107,346,562	(157,009,076)
Total increase (decrease) in net assets	114,760,124	189,981,011
Net Assets
Beginning of period	1,859,645,224	1,669,664,213
End of period	$1,974,405,348	$1,859,645,224

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class C
Sales	6,922,186	$80,289,242	7,456,866	$83,383,134
Reinvestments	15,190,235	177,725,753	12,807,723	136,402,248
Redemptions	(12,322,688)	(150,668,433)	(33,633,970)	(376,794,458)
Net increase (decrease)	9,789,733	$107,346,562	(13,369,381)	$(157,009,076)
Increase (decrease) derived from capital shares transactions		$107,346,562		$(157,009,076)
See accompanying notes to financial statements.
BHFTI-70

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Financial Highlights
Selected per share data
	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.16	$10.04	$8.52	$15.93	$14.12	$10.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.00) (b)	0.00 (b)	0.00 (b)	(0.02)	(0.00) (b)
Net realized and unrealized gain (loss)	1.19	3.01	3.05	(4.76)	2.95	4.92
Total income (loss) from investment operations	1.18	3.01	3.05	(4.76)	2.93	4.92
Less Distributions
Distributions from net investment income	(0.01)	(0.00) (c)	(0.16)	(0.07)	0.00	(0.10)
Distributions from net realized capital gains	(1.19)	(0.89)	(1.37)	(2.58)	(1.12)	(1.28)
Total distributions	(1.20)	(0.89)	(1.53)	(2.65)	(1.12)	(1.38)
Net Asset Value, End of Period	$12.14	$12.16	$10.04	$8.52	$15.93	$14.12
Total Return (%) (d)	10.01 (e)	31.23	37.99	(30.16)	21.62	51.63
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.56 (g)	0.57	0.57	0.56	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	(0.15) (g)	(0.00) (h)	0.03	0.03	(0.10)	(0.01)
Portfolio turnover rate (%)	6 (e)	3	7	4	13	5
Net assets, end of period (in millions)	$1,974.4	$1,859.6	$1,669.7	$1,378.4	$1,911.0	$1,741.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-71

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	2,173,303	$98,733,156
American Funds American Mutual Fund (Class R-6)	2,642,229	157,001,231
American Funds Capital World Bond Fund (Class 1) (a)	6,548,207	68,363,283
American Funds Fundamental Investors Fund (Class R-6)	1,123,394	98,690,197
American Funds Growth Fund (Class 1)	765,453	98,812,269
American Funds Growth-Income Fund (Class 1)	2,529,493	157,840,393
American Funds High-Income Trust Fund (Class R-6)	11,182,386	110,146,500
American Funds International Fund (Class 1)	5,420,859	108,417,183
American Funds International Growth & Income Fund (Class R-6)	2,976,909	127,292,636
American Funds New World Fund (Class 1)	666,037	19,668,070
American Funds Smallcap World Fund, Inc. (Class R-6)	261,428	19,703,841
American Funds The Bond Fund of America (Class 1) (a)	37,486,969	359,125,164
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	30,406,676	$366,400,443
American Funds Washington Mutual Investors Fund (Class 1)	9,225,909	157,763,042
Total Investment Companies (Cost $1,855,458,963)		1,947,957,408
Total Investments—100.1% (Cost $1,855,458,963)		1,947,957,408
Other assets and liabilities (net)—(0.1)%		(1,283,055)
Net Assets—100.0%		$1,946,674,353

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$67,014,672	$1,637,285	$(5,775,647)	$(1,177,109)	$6,664,082	$68,363,283
American Funds The Bond Fund of America (Class 1)	370,954,619	4,075,062	(28,017,855)	(3,449,359)	15,562,697	359,125,164
	$437,969,291	$5,712,347	$(33,793,502)	$(4,626,468)	$22,226,779	$427,488,447

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
American Funds Capital World Bond Fund (Class 1)	$183,517	6,548,207
American Funds The Bond Fund of America (Class 1)	3,244,604	37,486,969
	$3,428,121
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$85,969,605	$0	$152,342,437
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,947,957,408	$—	$—	$1,947,957,408
Total Investments	$1,947,957,408	$—	$—	$1,947,957,408

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-72

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$1,520,468,961
Affiliated investments at value (b)	427,488,447
Receivable for:
Investments sold	1,416,814
Fund shares sold	116,656
Dividends	1,974,910
Prepaid expenses	15,342
Total Assets	1,951,481,130
Liabilities
Payable for:
Investments purchased	1,974,910
Fund shares redeemed	1,533,470
Accrued Expenses:
Management fees	109,365
Distribution and service fees	860,440
Deferred trustees’ fees	224,101
Other expenses	104,491
Total Liabilities	4,806,777
Net Assets	$1,946,674,353
Net Assets Consist of:
Paid in surplus	$1,796,820,453
Distributable earnings (Accumulated losses)	149,853,900
Net Assets	$1,946,674,353
Net Assets
Class B	$14,701,030
Class C	1,931,973,323
Capital Shares Outstanding*
Class B	1,660,198
Class C	219,117,429
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.85
Class C	8.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,372,417,675.
(b)	Identified cost of affiliated investments was $483,041,288.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying Portfolios	$17,009,534
Dividends from Affiliated Underlying Portfolios	3,428,121
Total investment income	20,437,655
Expenses
Management fees	658,793
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	17,232
Distribution and service fees—Class C	5,163,265
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	21,227
Insurance	8,330
Miscellaneous	10,113
Total expenses	5,961,409
Net Investment Income	14,476,246
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,297,865
Affiliated investments	(4,626,468)
Capital gain distributions from Underlying Portfolios	50,660,285
Net realized gain (loss)	55,331,682
Net change in unrealized appreciation (depreciation) on:
Investments	52,751,074
Affiliated investments	22,226,779
Net change in unrealized appreciation (depreciation)	74,977,853
Net realized and unrealized gain (loss)	130,309,535
Net Increase (Decrease) in Net Assets From Operations	$144,785,781
See accompanying notes to financial statements.
BHFTI-73

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,476,246	$46,335,210
Net realized gain (loss)	55,331,682	86,350,302
Net change in unrealized appreciation (depreciation)	74,977,853	44,035,978
Increase (decrease) in net assets from operations	144,785,781	176,721,490
From Distributions to Shareholders
Class B	(1,061,799)	(638,991)
Class C	(134,810,812)	(91,502,377)
Total distributions	(135,872,611)	(92,141,368)
Increase (decrease) in net assets from capital share transactions	4,407,941	(186,092,332)
Total increase (decrease) in net assets	13,321,111	(101,512,210)
Net Assets
Beginning of period	1,933,353,242	2,034,865,452
End of period	$1,946,674,353	$1,933,353,242

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	24,766	$221,161	51,042	$449,551
Reinvestments	122,327	1,061,799	74,999	638,991
Redemptions	(25,181)	(225,966)	(91,713)	(799,530)
Net increase (decrease)	121,912	$1,056,994	34,328	$289,012
Class C
Sales	1,927,796	$17,141,563	3,005,521	$26,156,172
Reinvestments	15,603,103	134,810,812	10,790,375	91,502,377
Redemptions	(16,652,684)	(148,601,428)	(34,869,308)	(304,039,893)
Net increase (decrease)	878,215	$3,350,947	(21,073,412)	$(186,381,344)
Increase (decrease) derived from capital shares transactions		$4,407,941		$(186,092,332)
See accompanying notes to financial statements.
BHFTI-74

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.85	$8.50	$8.22	$11.03	$10.57	$10.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.23	0.21	0.18	0.14	0.13
Net realized and unrealized gain (loss)	0.61	0.56	0.83	(1.78)	0.89	1.10
Total income (loss) from investment operations	0.69	0.79	1.04	(1.60)	1.03	1.23
Less Distributions
Distributions from net investment income	(0.26)	(0.22)	(0.25)	(0.20)	(0.20)	(0.22)
Distributions from net realized capital gains	(0.43)	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)
Total distributions	(0.69)	(0.44)	(0.76)	(1.21)	(0.57)	(0.68)
Net Asset Value, End of Period	$8.85	$8.85	$8.50	$8.22	$11.03	$10.57
Total Return (%) (b)	7.95 (c)	9.43	13.23	(14.41)	9.98	13.30
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.33	0.33	0.32	0.33
Ratio of net investment income (loss) to average net assets (%) (f)	1.85 (e)	2.66	2.52	1.95	1.27	1.36
Portfolio turnover rate (%)	4 (c)	5	4	8	15	31
Net assets, end of period (in millions)	$14.7	$13.6	$12.8	$10.4	$14.9	$15.5

	Class C
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.80	$8.45	$8.17	$10.96	$10.51	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.20	0.17	0.16	0.10	0.10
Net realized and unrealized gain (loss)	0.61	0.56	0.84	(1.77)	0.89	1.10
Total income (loss) from investment operations	0.68	0.76	1.01	(1.61)	0.99	1.20
Less Distributions
Distributions from net investment income	(0.23)	(0.19)	(0.22)	(0.17)	(0.17)	(0.19)
Distributions from net realized capital gains	(0.43)	(0.22)	(0.51)	(1.01)	(0.37)	(0.46)
Total distributions	(0.66)	(0.41)	(0.73)	(1.18)	(0.54)	(0.65)
Net Asset Value, End of Period	$8.82	$8.80	$8.45	$8.17	$10.96	$10.51
Total Return (%) (b)	7.86 (c)	9.12	12.91	(14.63)	9.64	12.99
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.63 (e)	0.63	0.63	0.63	0.62	0.63
Ratio of net investment income (loss) to average net assets (%) (f)	1.53 (e)	2.30	2.11	1.73	0.97	1.01
Portfolio turnover rate (%)	4 (c)	5	4	8	15	31
Net assets, end of period (in millions)	$1,932.0	$1,919.7	$2,022.1	$2,030.2	$2,633.9	$2,666.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
See accompanying notes to financial statements.
BHFTI-75

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—89.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 89.7%
Communication Services Select Sector SPDR Fund (a)	257,066	$27,899,373
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	26,521,866
Consumer Staples Select Sector SPDR Fund (a)	137,500	11,133,375
Energy Select Sector SPDR Fund (a)	81,470	6,909,471
Financial Select Sector SPDR Fund (a)	655,503	34,328,692
Health Care Select Sector SPDR Fund (a)	173,123	23,335,249
Industrial Select Sector SPDR Fund (a)	150,496	22,201,170
iShares Core MSCI EAFE ETF (b)	8,548,608	713,637,796
iShares Core S&P 500 ETF (b)	917,921	569,937,149
iShares Core U.S. Aggregate Bond ETF (a) (b)	4,523,486	448,729,811
iShares U.S. Real Estate ETF (a) (b)	617,557	58,525,877
Materials Select Sector SPDR Fund (a)	59,476	5,222,588
Technology Select Sector SPDR Fund (a)	284,792	72,117,878
Utilities Select Sector SPDR Fund (a)	81,104	6,622,953
Vanguard Total Bond Market ETF (a)	7,915,573	582,823,640
Total Investment Companies (Cost $2,339,749,415)		2,609,946,888

Short-Term Investments—8.1%
Repurchase Agreement—1.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $51,058,835; collateralized by U.S. Treasury Notes at 3.750%, maturing 06/30/27, with a market value of $52,075,425	51,054,226	51,054,226

Short-Term Investment Funds—6.3%
State Street USD Liquidity LVNAV Fund - Institutional Shares
4.330% (c)	184,730,000	184,730,000
Total Short-Term Investments (Cost $235,784,226)		235,784,226

Securities Lending Reinvestments (d)—13.7%
Short-Term Investment Funds—0.2%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (c)	5,000,000	5,000,000

Certificates of Deposit—2.9%
Bank of America NA
4.800%, SOFR + 0.400%, 03/31/26 (e)	2,000,000	2,001,944
Bank of Montreal
4.780%, SOFR + 0.390%, 05/05/26 (e)	2,000,000	2,001,442
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (e)	2,000,000	1,999,966
Barclays Bank PLC
4.600%, SOFR + 0.200%, 10/01/25 (e)	2,000,000	2,000,152
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (e)	5,000,000	5,004,680
Credit Agricole Corp. and Investment Bank
4.670%, SOFR + 0.280%, 11/03/25 (e)	5,000,000	4,999,655
Credit Agricole SA
Zero Coupon, 08/08/25	5,000,000	4,976,400
4.500%, 09/15/25	1,000,000	1,000,270
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust & Banking Corp.
4.630%, SOFR + 0.240%, 07/07/25 (e)	5,000,000	$5,000,010
Mizuho Bank Ltd.
4.580%, SOFR + 0.180%, 09/11/25 (e)	2,000,000	1,999,676
4.750%, SOFR + 0.350%, 10/10/25 (e)	3,000,000	3,000,660
MUFG Bank Ltd.
4.710%, SOFR + 0.310%, 10/30/25 (e)	4,000,000	4,001,212
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (e)	2,000,000	2,000,026
4.620%, SOFR + 0.220%, 12/15/25 (e)	5,000,000	4,999,915
Royal Bank of Canada
4.770%, SOFR + 0.380%, 05/01/26 (e)	2,000,000	2,000,930
Skandinaviska Enskilda Banken AB
4.600%, SOFR + 0.200%, 12/08/25 (e)	3,000,000	2,999,121
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (e)	3,000,000	3,001,308
Sumitomo Mitsui Banking Corp.
4.630%, SOFR + 0.240%, 07/09/25 (e)	4,000,000	4,000,016
4.740%, SOFR + 0.350%, 10/14/25 (e)	5,000,000	5,001,580
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 08/22/25	6,000,000	5,961,360
Toronto-Dominion Bank
4.750%, SOFR + 0.350%, 08/12/25 (e)	5,000,000	5,000,420
4.850%, SOFR + 0.450%, 04/23/26 (e)	1,000,000	1,000,777
Truist Bank
4.340%, 07/01/25	10,000,000	10,000,010
		83,951,530
Commercial Paper—1.0%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	5,000,000	4,998,181
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (e)	2,000,000	1,999,928
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (e)	4,000,000	3,999,804
Ionic Funding LLC
4.380%, 07/03/25	6,000,000	5,997,762
4.460%, 07/16/25	2,000,000	1,996,016
Liberty Street Funding LLC
4.450%, 07/10/25	3,000,000	2,996,220
Salisbury Receivables Co. LLC
4.450%, 07/09/25	5,000,000	4,994,325
4.470%, 07/15/25	3,000,000	2,994,330
		29,976,566
Repurchase Agreements—9.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $20,002,478; collateralized by various Common Stock with an aggregate market value of $22,261,479	20,000,000	20,000,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-76

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $15,001,825; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $15,301,862	15,000,000	$15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $30,747,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $31,367,025	30,000,000	30,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,894,160; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,991,437	4,893,565	4,893,565
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $15,501,955; collateralized by various Common Stock with an aggregate market value of $17,284,129	15,500,000	15,500,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $10,001,261; collateralized by various Common Stock with an aggregate market value of $11,151,049	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $56,049,653; collateralized by various Common Stock with an aggregate market value of $62,446,879	56,000,000	56,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $43,038,378; collateralized by various Common Stock with an aggregate market value of $47,951,439	43,000,000	43,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $48,405,969; collateralized by various Common Stock with an aggregate market value of $53,850,750	48,400,000	48,400,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $9,001,130; collateralized by various Common Stock with an aggregate market value of $10,011,988	9,000,000	9,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $20,002,461; collateralized by various Common Stock with an aggregate market value of $22,002,708	20,000,000	$20,000,000
		271,793,565
Time Deposit—0.3%
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	9,000,000	9,000,000
Total Securities Lending Reinvestments (Cost $399,712,900)		399,721,661
Total Investments—111.5% (Cost $2,975,246,541)		3,245,452,775
Other assets and liabilities (net)—(11.5)%		(334,522,950)
Net Assets—100.0%		$2,910,929,825

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $415,981,967 and the collateral received consisted of cash in the amount of $399,535,903 and non-cash collateral with a value of $24,952,005. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Consolidated Statement of Assets and Liabilities.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-77

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
iShares Core MSCI EAFE ETF	$451,806,787	$177,362,574	$(32,070,224)	$10,029,067	$106,509,592	$713,637,796
iShares Core S&P 500 ETF	380,006,480	204,179,766	(44,936,398)	2,833,327	27,853,974	569,937,149
iShares Core U.S. Aggregate Bond ETF	487,120,370	68,049,918	(117,724,339)	(1,362,148)	12,646,010	448,729,811
iShares U.S. Real Estate ETF	61,677,376	—	(4,328,663)	(486,443)	1,663,607	58,525,877
	$1,380,611,013	$449,592,258	$(199,059,624)	$11,013,803	$148,673,183	$1,790,830,633

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
iShares Core MSCI EAFE ETF	$12,536,594	8,548,608
iShares Core S&P 500 ETF	3,468,689	917,921
iShares Core U.S. Aggregate Bond ETF	7,456,350	4,523,486
iShares U.S. Real Estate ETF	543,061	617,557
	$24,004,694
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$449,592,258	$0	$199,059,624
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(399,535,903)	$—	$—	$—	$(399,535,903)
Gross amount of recognized liabilities for securities lending transactions					$(399,535,903)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	112,656,870	JPMC	09/17/25	USD	72,960,791	$1,301,844
CAD	98,186,779	JPMC	09/17/25	USD	71,957,273	424,045
EUR	63,296,401	JPMC	09/17/25	USD	72,517,522	2,421,747
JPY	20,270,465,371	JPMC	09/17/25	USD	142,513,405	(534,086)

Contracts to Deliver
AUD	6,550,000	DBAG	09/17/25	USD	4,241,843	(75,872)
CAD	4,830,000	JPMC	09/17/25	USD	3,539,719	(20,860)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-78

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,106,875	DBAG	09/17/25	USD	1,268,247	$(42,229)
GBP	30,000	UBSA	09/17/25	USD	40,600	(600)
JPY	534,016,801	JPMC	09/17/25	USD	3,754,455	14,070

Cross Currency Contracts to Buy
JPY	20,270,466,149	JPMC	09/17/25	EUR	124,426,627	(5,334,588)
Net Unrealized Depreciation						$(1,846,529)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/19/25	387	USD	51,890,895	$563,627
Russell 2000 Index E-Mini Futures	09/19/25	421	USD	46,135,285	706,358
S&P 500 Index E-Mini Futures	09/19/25	241	USD	75,357,688	1,825,087
TOPIX Index Futures	09/11/25	382	JPY	10,908,010,000	1,845,108

Futures Contracts—Short
NASDAQ 100 Index E-Mini Futures	09/19/25	(240)	USD	(109,887,600)	(3,565,536)
S&P 500 Index E-Mini Futures	09/19/25	(8)	USD	(2,501,500)	(263)
U.S. Treasury Note 10 Year Futures	09/19/25	(599)	USD	(67,162,875)	(1,358,524)
U.S. Treasury Ultra Long Bond Futures	09/19/25	(2,141)	USD	(255,046,625)	(12,126,710)
Net Unrealized Depreciation					$(12,110,853)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.658%	Annually	04/06/35	USD	241,695,426	$(611,111)	$(633,275)	$22,164
Pay	12M SOFR	Annually	3.768%	Annually	03/09/35	USD	422,000,000	2,850,287	192,730	2,657,557
Pay	12M SOFR	Annually	4.096%	Annually	01/12/35	USD	198,616,939	6,704,489	766,001	5,938,488
Totals								$8,943,665	$325,456	$8,618,209
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M UST	Quarterly	05/29/26	JPMC	S&P GSCI Commodity Total Return Index	USD	113,354,636	$5,077,330	$—	$5,077,330

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-79

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$5,077,330
Equity	Unrealized appreciation on futures contracts (b) (c)	4,940,180	Unrealized depreciation on futures contracts (b) (c)	$3,565,799
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,161,706	Unrealized depreciation on forward foreign currency exchange contracts	6,008,235
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (c) (d)	8,618,209
			Unrealized depreciation on futures contracts (b) (c)	13,485,234
Total		$22,797,425		$23,059,268

(a)	Excludes OTC swap interest payable of $437,925.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
JPMorgan Chase Bank NA	$9,239,036	$(5,889,534)	$(3,349,502)	$—
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$118,101	$—	$—	$118,101
JPMorgan Chase Bank NA	5,889,534	(5,889,534)	—	—
UBS AG	600	—	—	600
	$6,008,235	$(5,889,534)	$—	$118,701

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$1,064,893	$1,064,893
Futures contracts	10,478,134	(110,027,588)	—	—	(99,549,454)
Swap contracts	5,137,568	(1,879,861)	(484,142)	—	2,773,565
	$15,615,702	$(111,907,449)	$(484,142)	$1,064,893	$(95,710,996)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-80

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$2,978,228	$2,978,228
Futures contracts	(17,984,915)	20,082,209	—	—	2,097,294
Swap contracts	23,089,491	554,960	1,073,905	—	24,718,356
	$5,104,576	$20,637,169	$1,073,905	$2,978,228	$29,793,878
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$561,187,191
Futures contracts long	309,578,268
Futures contracts short	(554,415,746)
Swap contracts	1,010,542,923

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,609,946,888	$—	$—	$2,609,946,888
Short-Term Investments
Repurchase Agreement	—	51,054,226	—	51,054,226
Short-Term Investment Funds	184,730,000	—	—	184,730,000
Total Short-Term Investments	184,730,000	51,054,226	—	235,784,226
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Certificates of Deposit	—	83,951,530	—	83,951,530
Commercial Paper	—	29,976,566	—	29,976,566
Repurchase Agreements	—	271,793,565	—	271,793,565
Time Deposit	—	9,000,000	—	9,000,000
Total Securities Lending Reinvestments	5,000,000	394,721,661	—	399,721,661
Total Investments	$2,799,676,888	$445,775,887	$—	$3,245,452,775
Collateral for Securities Loaned (Liability)	$—	$(399,535,903)	$—	$(399,535,903)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,161,706	$—	$4,161,706
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,008,235)	—	(6,008,235)
Total Forward Contracts	$—	$(1,846,529)	$—	$(1,846,529)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,940,180	$—	$—	$4,940,180
Futures Contracts (Unrealized Depreciation)	(17,051,033)	—	—	(17,051,033)
Total Futures Contracts	$(12,110,853)	$—	$—	$(12,110,853)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,618,209	$—	$8,618,209
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,077,330	$—	$5,077,330

*	See Consolidated Schedule of Investments for additional detailed categorizations.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-81

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,454,622,142
Affiliated investments at value (c) (d)	1,790,830,633
Cash denominated in foreign currencies (e)	8,102,176
Cash collateral (f)	74,417,718
OTC swap contracts at market value	5,077,330
Unrealized appreciation on forward foreign currency exchange contracts	4,161,706
Receivable for:
Fund shares sold	26,647
Interest	484,407
Variation margin on centrally cleared swap contracts	3,154,538
Prepaid expenses	22,322
Total Assets	3,340,899,619
Liabilities
Cash collateral for OTC swap contracts	5,220,000
Unrealized depreciation on forward foreign currency exchange contracts	6,008,235
Collateral for securities loaned	399,535,903
Payable for:
Affiliated investments purchased	11,544,636
Fund shares redeemed	2,525,330
Variation margin on futures contracts	1,878,337
Interest on OTC swap contracts	437,925
Accrued Expenses:
Management fees	1,434,318
Distribution and service fees	587,359
Deferred trustees’ fees	210,951
Other expenses	586,800
Total Liabilities	429,969,794
Net Assets	$2,910,929,825
Net Assets Consist of:
Paid in surplus	$2,836,397,660
Distributable earnings (Accumulated losses)	74,532,165
Net Assets	$2,910,929,825
Net Assets
Class B	$2,910,929,825
Capital Shares Outstanding*
Class B	338,558,793
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,429,195,172.
(b)	Includes securities loaned at value $83,816,005.
(c)	Identified cost of affiliated investments was $1,546,051,369.
(d)	Includes securities loaned at value of $332,165,962.
(e)	Identified cost of cash denominated in foreign currencies was $8,046,334.
(f)	Includes collateral of $27,478,718 for futures contracts and $46,939,000 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$10,703,840
Dividends from affiliated investments	24,004,694
Interest	7,255,744
Securities lending income	463,314
Total investment income	42,427,592
Expenses
Management fees	9,660,064
Administration fees	76,142
Custodian and accounting fees	86,037
Distribution and service fees—Class B	3,600,973
Audit and tax services	37,093
Legal	26,716
Trustees’ fees and expenses	20,035
Shareholder reporting	60,654
Insurance	16,932
Miscellaneous	16,949
Total expenses	13,601,595
Less management fee waiver	(869,257)
Net expenses	12,732,338
Net Investment Income	29,695,254
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	11,013,803
Futures contracts	(99,549,454)
Swap contracts	2,773,565
Foreign currency transactions	1,036,788
Forward foreign currency transactions	1,064,893
Net realized gain (loss)	(83,660,405)
Net change in unrealized appreciation (depreciation) on:
Investments	27,168,670
Affiliated investments	148,673,183
Futures contracts	2,097,294
Swap contracts	24,718,356
Foreign currency transactions	197,069
Forward foreign currency transactions	2,978,228
Net change in unrealized appreciation (depreciation)	205,832,800
Net realized and unrealized gain (loss)	122,172,395
Net Increase (Decrease) in Net Assets From Operations	$151,867,649
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-82

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$29,695,254	$79,982,360
Net realized gain (loss)	(83,660,405)	634,994,183
Net change in unrealized appreciation (depreciation)	205,832,800	(465,712,475)
Increase (decrease) in net assets from operations	151,867,649	249,264,068
From Distributions to Shareholders
Class B	(374,766,360)	(61,692,430)
Total distributions	(374,766,360)	(61,692,430)
Increase (decrease) in net assets from capital share transactions	175,982,951	(1,445,031,176)
Total increase (decrease) in net assets	(46,915,760)	(1,257,459,538)
Net Assets
Beginning of period	2,957,845,585	4,215,305,123
End of period	$2,910,929,825	$2,957,845,585

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	266,527	$2,514,378	1,278,439	$12,252,354
Reinvestments	44,456,270	374,766,360	6,691,153	61,692,430
Redemptions	(21,369,082)	(201,297,787)	(160,875,619)	(1,518,975,960)
Net increase (decrease)	23,353,715	$175,982,951	(152,906,027)	$(1,445,031,176)
Increase (decrease) derived from capital shares transactions		$175,982,951		$(1,445,031,176)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-83

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.38	$9.00	$8.21	$10.79	$10.36	$11.10
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.19	0.18	0.11	0.10	0.09
Net realized and unrealized gain (loss)	0.39	0.33	0.89	(2.12)	0.90	0.25
Total income (loss) from investment operations	0.49	0.52	1.07	(2.01)	1.00	0.34
Less Distributions
Distributions from net investment income	(0.14)	(0.14)	(0.28)	(0.22)	(0.15)	(0.17)
Distributions from net realized capital gains	(1.13)	0.00	0.00	(0.35)	(0.42)	(0.91)
Total distributions	(1.27)	(0.14)	(0.28)	(0.57)	(0.57)	(1.08)
Net Asset Value, End of Period	$8.60	$9.38	$9.00	$8.21	$10.79	$10.36
Total Return (%) (b)	5.43 (c)	5.80	13.18 (d)	(18.79) (d)	9.79	4.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.94 (f)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (e) (g)	0.88 (f)	0.86	0.88	0.87	0.86	0.88
Ratio of net investment income (loss) to average net assets (%)	2.06 (f)	1.99	2.08	1.19	0.94	0.90
Portfolio turnover rate (%)	8 (c)	21	6	11	11	42
Net assets, end of period (in millions)	$2,910.9	$2,957.8	$4,215.3	$4,262.3	$5,938.3	$6,151.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-84

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—88.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.2%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	1,021,000	$1,009,385
7.500%, 06/01/29 (144A) (a)	2,679,000	2,477,801
7.750%, 04/15/28 (144A)	490,000	463,050
7.875%, 04/01/30 (144A) (a)	2,278,000	2,351,452
9.000%, 09/15/28 (144A) (a)	2,081,000	2,180,519
CMG Media Corp.
8.875%, 06/18/29 (144A) (a)	515,000	485,472
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,467,000	1,428,396
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A) (a)	931,000	890,663
4.625%, 03/15/30 (144A) (a)	345,000	329,514
5.000%, 08/15/27 (144A) (a)	244,000	242,781
7.375%, 02/15/31 (144A)	346,000	366,315
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	263,044
		12,488,392
Aerospace/Defense — 3.3%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A) (a)	772,000	800,038
Bombardier, Inc.
6.000%, 02/15/28 (144A)	952,000	957,732
6.750%, 06/15/33 (144A)	565,000	585,454
7.000%, 06/01/32 (144A) (a)	1,094,000	1,139,275
7.250%, 07/01/31 (144A) (a)	484,000	508,055
8.750%, 11/15/30 (144A) (a)	1,127,000	1,220,067
Czechoslovak Group AS
5.250%, 01/10/31 (EUR)	100,000	119,599
Efesto Bidco SpA Efesto U.S. LLC
7.500%, 02/15/32 (144A)	2,830,000	2,865,392
Goat Holdco LLC
6.750%, 02/01/32 (144A)	815,000	828,480
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A) (a)	1,120,000	1,188,332
9.750%, 11/15/30 (144A) (a)	1,527,000	1,684,053
TransDigm, Inc.
6.000%, 01/15/33 (144A)	2,546,000	2,559,834
6.375%, 03/01/29 (144A)	2,581,000	2,647,955
6.375%, 05/31/33 (144A)	6,708,000	6,714,080
6.625%, 03/01/32 (144A)	5,077,000	5,256,693
6.750%, 08/15/28 (144A)	440,000	449,302
7.125%, 12/01/31 (144A) (a)	1,300,000	1,362,033
Triumph Group, Inc.
9.000%, 03/15/28 (144A)	2,380,000	2,487,195
		33,373,569
Agriculture — 0.0%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	391,000	396,163
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	118,357
		514,520
Security Description	Principal Amount*	Value
Airlines — 0.3%
Air France-KLM
5.750%, 5Y EUR Swap + 3.580%, 05/21/30 (EUR) (b)	100,000	$116,981
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	578,000	606,053
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (a)	571,000	555,515
OneSky Flight LLC
8.875%, 12/15/29 (144A)	625,000	650,776
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	1,035,000	1,004,638
		2,933,963
Apparel — 0.5%
Beach Acquisition Bidco LLC
5.250%, 07/15/32 (144A) (EUR)	1,140,000	1,352,935
10.000%, 10.750% PIK, 07/15/33 (144A) (c)	2,399,000	2,486,599
Crocs, Inc.
4.125%, 08/15/31 (144A) (a)	165,000	148,584
Hanesbrands, Inc.
9.000%, 02/15/31 (144A)	41,000	43,408
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	326,000	298,282
PrestigeBidCo GmbH
6.029%, 3M EURIBOR + 3.750%, 07/01/29 (EUR) (b)	100,000	118,355
Under Armour, Inc.
7.250%, 07/15/30 (144A)	332,000	336,218
		4,784,381
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A) (a)	400,000	378,755
10.375%, 03/31/29 (GBP)	100,000	127,889
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	800,000	733,937
RCI Banque SA
4.750%, 5Y EUR Swap + 2.200%, 03/24/37 (EUR) (b)	100,000	118,841
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	123,892
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000%, 01/15/31 (144A)	636,000	624,884
Volkswagen International Finance NV
5.994%, 8Y EUR Swap + 3.494%, 11/15/33 (EUR) (b)	100,000	118,918
Wabash National Corp.
4.500%, 10/15/28 (144A) (a)	489,000	442,369
		2,669,485
Auto Parts & Equipment — 1.2%
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (b)	1,140,000	1,151,332
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (EUR)	100,000	118,247
4.750%, 06/15/31 (144A) (EUR)	530,000	626,711
6.750%, 05/15/28 (144A)	679,000	696,962
6.750%, 02/15/30 (144A) (a)	1,341,000	1,394,354
8.500%, 05/15/27 (144A) (a)	4,571,000	4,591,021
Dana, Inc.
4.250%, 09/01/30	243,000	239,503
See accompanying notes to financial statements.
BHFTI-85

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
Dana, Inc.
4.500%, 02/15/32	370,000	$361,678
Forvia SE
5.500%, 06/15/31 (EUR)	100,000	116,202
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A) (a)	316,000	328,997
Goodyear Tire & Rubber Co.
5.000%, 07/15/29	234,000	228,713
5.250%, 04/30/31	37,000	35,534
5.625%, 04/30/33 (a)	12,000	11,489
6.625%, 07/15/30 (a)	452,000	461,056
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (EUR) (c)	100,000	122,993
Mahle GmbH
2.375%, 05/14/28 (EUR)	100,000	111,916
Schaeffler AG
4.250%, 04/01/28 (EUR)	100,000	118,530
4.500%, 08/14/26 (EUR)	100,000	119,303
4.750%, 08/14/29 (EUR)	100,000	119,282
Tenneco, Inc.
8.000%, 11/17/28 (144A) (a)	1,076,000	1,064,054
ZF Europe Finance BV
7.000%, 06/12/30 (EUR)	100,000	118,049
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	111,464
5.750%, 08/03/26 (EUR)	100,000	118,737
		12,366,127
Banks — 2.9%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (EUR) (b)	100,000	120,138
Banca Monte dei Paschi di Siena SpA
4.375%, 5Y EUR Swap + 2.150%, 10/02/35 (EUR) (b)	200,000	235,630
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (EUR) (b)	200,000	249,431
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	100,000	117,344
Banco de Sabadell SA
5.000%, 5Y EUR Swap + 5.171%, 05/19/27 (EUR) (b)	200,000	235,885
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	126,032
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	103,660
4.750%, 01/15/18 (EUR) (d)	1,000,000	259,149
Bank of America Corp.
6.625%, 5Y H15 + 2.684%, 05/01/30 (b)	3,065,000	3,174,276
Barclays PLC
7.625%, 5Y USD SOFR ICE Swap + 3.686%, 03/15/35 (a) (b)	600,000	602,576
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	200,000	209,785
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (a) (b)	2,645,000	2,937,823
Citigroup, Inc.
6.750%, 5Y H15 + 2.572%, 02/15/30 (b)	1,088,000	1,096,012
6.950%, 5Y H15 + 2.726%, 02/15/30 (b)	430,000	439,167
7.000%, 10Y H15 + 2.757%, 08/15/34 (b)	465,000	488,792
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	2,009,884
Security Description	Principal Amount*	Value
Banks—(Continued)
Commerzbank AG
7.875%, 5Y EUR Swap + 5.129%, 10/09/31 (EUR) (b)	200,000	$261,626
Credit Agricole SA
5.875%, 5Y EUR Swap + 3.636%, 03/23/35 (EUR) (b)	100,000	116,766
Deutsche Bank AG
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (EUR) (b)	200,000	245,229
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,575,119
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (b)	2,239,000	2,241,944
6.850%, 5Y H15 + 2.461%, 02/10/30 (b)	985,000	1,016,508
Intesa Sanpaolo SpA
5.148%, 06/10/30 (GBP)	100,000	136,085
5.710%, 01/15/26 (144A) (a)	300,000	300,665
KBC Group NV
8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	260,940
NatWest Group PLC
7.500%, 5Y UKG + 3.294%, 02/28/32 (GBP) (b)	200,000	272,444
8.125%, 5Y H15 + 3.752%, 11/10/33 (a) (b)	590,000	636,406
PNC Financial Services Group, Inc.
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	761,000	782,481
Societe Generale SA
8.125%, 5Y H15 + 3.790%, 11/21/29 (144A) (b)	441,000	449,991
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (b)	324,000	338,351
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,113,486
UBS Group AG
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (a) (b)	610,000	612,677
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (b)	710,000	706,295
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (b)	810,000	806,670
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,363,328
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,358,885
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b)	1,404,000	1,623,601
Walker & Dunlop, Inc.
6.625%, 04/01/33 (144A)	395,000	405,362
Wells Fargo & Co.
6.850%, 5Y H15 + 2.767%, 09/15/29 (b)	475,000	499,135
		29,529,578
Building Materials — 2.2%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A) (a)	444,000	452,468
6.750%, 05/15/35 (144A) (a)	460,000	473,623
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	123,730
6.375%, 12/15/30 (144A) (EUR)	415,000	513,480
6.625%, 12/15/30 (144A)	6,113,000	6,248,537
6.750%, 07/15/31 (144A) (a)	527,000	545,442
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	123,973
See accompanying notes to financial statements.
BHFTI-86

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
JELD-WEN, Inc.
4.875%, 12/15/27 (144A)	197,000	$182,635
7.000%, 09/01/32 (144A) (a)	988,000	773,555
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	654,000	659,711
6.125%, 07/31/32 (144A)	863,000	877,329
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A) (a)	222,000	222,589
9.750%, 07/15/28 (144A)	470,000	471,097
PCF GmbH
4.750%, 04/15/29 (EUR)	101,000	98,122
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	3,570,000	3,671,102
6.750%, 03/01/33 (144A) (a)	1,146,000	1,182,473
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A) (a)	1,003,000	1,000,554
8.875%, 11/15/31 (144A) (a)	630,000	660,528
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	1,703,000	1,744,952
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	258,290
3.375%, 01/15/31 (144A) (a)	461,000	413,423
4.375%, 07/15/30 (144A) (a)	857,000	811,443
Wilsonart LLC
11.000%, 08/15/32 (144A) (a)	959,000	871,276
		22,380,332
Chemicals — 2.3%
Avient Corp.
6.250%, 11/01/31 (144A)	164,000	165,533
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A) (a)	897,000	945,696
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A) (a)	520,000	492,543
Celanese U.S. Holdings LLC
6.500%, 04/15/30	152,000	155,591
6.750%, 04/15/33 (a)	497,000	502,162
Chemours Co.
5.375%, 05/15/27 (a)	958,000	949,432
5.750%, 11/15/28 (144A)	1,606,000	1,505,312
8.000%, 01/15/33 (144A) (a)	432,000	404,528
Element Solutions, Inc.
3.875%, 09/01/28 (144A) (a)	3,055,000	2,962,724
HB Fuller Co.
4.250%, 10/15/28	257,000	248,948
Herens Holdco SARL
4.750%, 05/15/28 (144A)	600,000	538,485
INEOS Finance PLC
6.375%, 04/15/29 (EUR)	100,000	119,393
Ingevity Corp.
3.875%, 11/01/28 (144A)	191,000	182,154
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	100,000	118,803
Kobe U.S. Midco 2, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	875,164	783,272
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	100,000	$126,857
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	47,346
LYB International Finance III LLC
6.150%, 05/15/35	180,000	186,824
Mativ Holdings, Inc.
8.000%, 10/01/29 (144A)	393,000	356,088
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A) (a)	382,000	380,890
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	359,018
Nobian Finance BV
3.625%, 07/15/26 (EUR)	100,000	117,362
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	107,783
6.250%, 10/01/29 (144A) (a)	200,000	190,834
7.250%, 06/15/31 (144A)	2,850,000	2,907,000
9.625%, 11/15/28 (EUR)	123,000	152,132
9.750%, 11/15/28 (144A)	1,776,000	1,870,181
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, 07/15/28 (EUR)	100,000	123,825
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A) (a)	1,639,000	1,587,180
Synthomer PLC
7.375%, 05/02/29 (EUR)	100,000	116,637
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	440,000	437,458
5.625%, 08/15/29 (144A) (a)	3,468,000	3,139,185
7.375%, 03/01/31 (144A) (a)	1,105,000	1,131,540
		23,412,716
Commercial Services — 6.0%
ADT Security Corp.
4.875%, 07/15/32 (144A) (a)	627,000	601,470
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.375%, 05/21/30 (EUR)	100,000	120,493
7.000%, 05/21/30 (144A)	1,305,000	1,331,788
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	5,720,000	5,975,638
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A)	3,376,000	3,283,399
6.875%, 06/15/30 (144A)	2,010,000	2,037,264
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	4,229,000	4,102,643
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	140,504
APCOA Group GmbH
6.000%, 04/15/31 (EUR)	100,000	118,531
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	335,600
4.750%, 10/15/29 (144A)	276,000	270,858
Arena Luxembourg Finance SARL
4.823%, 3M EURIBOR + 2.500%, 05/01/30 (EUR) (b)	100,000	118,726
See accompanying notes to financial statements.
BHFTI-87

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	$231,280
6.125%, 11/30/28 (GBP)	100,000	132,624
Belron U.K. Finance PLC
5.750%, 10/15/29 (144A)	1,431,000	1,442,939
Block, Inc.
2.750%, 06/01/26	350,000	342,662
3.500%, 06/01/31 (a)	99,000	90,810
6.500%, 05/15/32	4,121,000	4,251,730
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	122,194
6.250%, 02/15/29 (EUR)	100,000	121,947
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	1,586,000	1,683,563
Brink's Co.
6.500%, 06/15/29 (144A) (a)	421,000	433,964
6.750%, 06/15/32 (144A) (a)	986,000	1,026,817
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A) (a)	2,412,000	2,311,961
4.875%, 07/01/29 (144A) (a)	1,771,000	1,667,577
Deluxe Corp.
8.125%, 09/15/29 (144A)	317,000	327,166
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A)	356,000	372,944
Garda World Security Corp.
4.625%, 02/15/27 (144A) (a)	749,000	744,357
6.000%, 06/01/29 (144A) (a)	175,000	170,809
7.750%, 02/15/28 (144A)	995,000	1,029,390
8.250%, 08/01/32 (144A)	2,277,000	2,336,664
8.375%, 11/15/32 (144A) (a)	2,368,000	2,432,431
Herc Holdings, Inc.
6.625%, 06/15/29 (144A)	352,000	361,152
7.000%, 06/15/30 (144A) (a)	1,065,000	1,112,241
7.250%, 06/15/33 (144A)	541,000	566,860
Hertz Corp.
12.625%, 07/15/29 (144A)	379,000	396,342
Kapla Holding SAS
5.000%, 04/30/31 (EUR)	100,000	119,118
5.475%, 3M EURIBOR + 3.500%, 07/31/30 (EUR) (b)	100,000	118,383
La Financiere Atalian
8.500%, 5.000% PIK, 06/30/28 (EUR) (c)	147,660	61,572
Loxam SAS
6.375%, 05/15/28 (EUR)	100,000	121,572
6.375%, 05/31/29 (EUR)	100,000	122,712
Pachelbel Bidco SpA
6.436%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	118,408
7.125%, 05/17/31 (EUR)	100,000	126,853
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	764,000	765,196
Raven Acquisition Holdings LLC
6.875%, 11/15/31 (144A) (a)	860,000	860,036
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,456,000	1,456,000
Service Corp. International
4.000%, 05/15/31	653,000	610,998
5.750%, 10/15/32 (a)	2,513,000	2,538,628
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	715,000	$871,216
6.750%, 08/15/32 (144A)	2,430,000	2,523,723
Sotheby's
7.375%, 10/15/27 (144A) (a)	2,521,000	2,491,979
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	622,000	560,125
Techem Verwaltungsgesellschaft 674 GmbH
6.000%, 07/30/26 (EUR)	87,920	103,565
United Rentals North America, Inc.
6.125%, 03/15/34 (144A)	182,000	187,464
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	117,438
9.250%, 10/15/27 (EUR)	80,000	98,201
Veritiv Operating Co.
10.500%, 11/30/30 (144A) (a)	399,000	431,915
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	1,230,000	1,292,643
WEX, Inc.
6.500%, 03/15/33 (144A)	999,000	1,007,893
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	246,682
6.625%, 04/15/30 (144A) (a)	1,312,000	1,362,841
7.375%, 10/01/31 (144A) (a)	245,000	257,887
Worldline SA
5.500%, 06/10/30 (EUR)	100,000	102,266
		60,822,652
Computers — 1.0%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	100,000	118,238
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A)	685,000	704,970
Atos SE
1.000%, 12/18/32 (EUR) (e)	101,086	50,472
5.000%, 12/18/30 (EUR) (e)	158,054	158,209
9.000%, 12/18/29 (EUR) (e)	112,974	148,413
CA Magnum Holdings
5.375%, 10/31/26 (144A)	2,000,000	1,985,322
CACI International, Inc.
6.375%, 06/15/33 (144A)	934,000	963,839
Cedacri SpA
7.643%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	118,531
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	358,000	379,800
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A) (a)	1,456,000	1,525,330
KBR, Inc.
4.750%, 09/30/28 (144A)	515,000	493,115
McAfee Corp.
7.375%, 02/15/30 (144A) (a)	1,481,000	1,398,632
Science Applications International Corp.
4.875%, 04/01/28 (144A)	264,000	259,907
Seagate Data Storage Technology Pte. Ltd.
5.875%, 07/15/30 (144A)	682,000	692,182
See accompanying notes to financial statements.
BHFTI-88

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Computers—(Continued)
Seagate Data Storage Technology Pte. Ltd.
8.500%, 07/15/31	674,000	$721,536
		9,718,496
Cosmetics/Personal Care — 0.2%
Opal Bidco SAS
5.500%, 03/31/32 (EUR)	100,000	120,151
6.500%, 03/31/32 (144A)	863,000	880,789
Perrigo Finance Unlimited Co.
6.125%, 09/30/32 (a)	922,000	930,843
Prestige Brands, Inc.
3.750%, 04/01/31 (144A)	181,000	166,789
		2,098,572
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	97,000	91,754
Gates Corp.
6.875%, 07/01/29 (144A) (a)	803,000	833,809
Resideo Funding, Inc.
6.500%, 07/15/32 (144A)	708,000	725,340
		1,650,903
Diversified Financial Services — 3.6%
Ally Financial, Inc.
5.737%, SOFR + 1.960%, 05/15/29 (b)	155,000	157,760
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (b)	921,000	898,100
Azorra Finance Ltd.
7.250%, 01/15/31 (144A)	313,000	319,549
7.750%, 04/15/30 (144A)	428,000	446,296
Bread Financial Holdings, Inc.
8.375%, 5Y H15 + 4.300%, 06/15/35 (144A) (b)	112,000	112,770
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (b)	1,480,000	1,416,285
Focus Financial Partners LLC
6.750%, 09/15/31 (144A) (a)	1,152,000	1,175,920
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A) † (a)	450,000	454,850
9.125%, 05/15/31 (144A) †	788,000	812,256
9.250%, 02/01/29 (144A) †	453,000	470,522
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	564,000	568,004
6.875%, 04/15/29 (144A)	701,000	724,713
8.000%, 02/15/27 (144A)	583,000	601,097
8.000%, 06/15/28 (144A)	335,000	354,336
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A) † (a)	880,000	902,098
Jane Street Group/JSG Finance, Inc.
6.750%, 05/01/33 (144A)	560,000	575,795
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A)	600,000	580,006
6.625%, 10/15/31 (144A)	209,000	208,247
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	15,902
4.750%, 01/16/14 (EUR) (d)	2,140,000	7,562
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Lehman Brothers Holdings, Inc.
5.375%, 10/17/12 (EUR) (d)	350,000	$1,237
Macquarie Airfinance Holdings Ltd.
6.500%, 03/26/31 (144A)	390,000	412,742
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A) (a)	800,000	739,000
6.500%, 05/01/28 (144A)	1,000,000	990,549
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	571,000	577,897
5.750%, 11/15/31 (144A)	297,000	301,631
6.500%, 08/01/29 (144A)	1,062,000	1,084,784
7.125%, 02/01/32 (144A)	1,529,000	1,588,165
Navient Corp.
7.875%, 06/15/32	723,000	751,919
9.375%, 07/25/30 (a)	616,000	679,455
OneMain Finance Corp.
4.000%, 09/15/30	437,000	403,235
5.375%, 11/15/29	602,000	592,155
6.625%, 05/15/29	832,000	854,506
6.750%, 03/15/32	800,000	815,046
7.125%, 11/15/31 (a)	274,000	285,090
7.125%, 09/15/32	979,000	1,013,528
7.500%, 05/15/31 (a)	324,000	338,532
7.875%, 03/15/30 (a)	1,292,000	1,372,840
PennyMac Financial Services, Inc.
6.875%, 05/15/32 (144A)	945,000	966,234
6.875%, 02/15/33 (144A)	416,000	426,400
7.125%, 11/15/30 (144A)	740,000	766,925
7.875%, 12/15/29 (144A)	554,000	588,283
Phoenix Aviation Capital Ltd.
9.250%, 07/15/30 (144A)	1,192,000	1,234,599
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	3,223,000	3,284,334
6.375%, 08/01/33 (144A)	2,720,000	2,783,105
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	912,000	889,446
3.875%, 03/01/31 (144A) (a)	168,000	155,739
4.000%, 10/15/33 (144A) (a)	263,000	235,298
SLM Corp.
6.500%, 01/31/30	167,000	175,289
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	150,466
UWM Holdings LLC
6.625%, 02/01/30 (144A) (a)	1,163,000	1,164,202
		36,424,699
Electric — 2.3%
A2A SpA
5.000%, 5Y EUR Swap + 2.258%, 06/11/29 (EUR) (b)	100,000	121,939
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	792,792
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	882,000	909,205
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375%, 02/15/32 (144A)	587,000	587,957
See accompanying notes to financial statements.
BHFTI-89

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	367,000	$379,684
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A) (a)	834,000	748,432
ContourGlobal Power Holdings SA
6.750%, 02/28/30 (144A) (a)	1,400,000	1,442,504
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	175,000	177,603
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	539,000	553,991
Edison International
5.375%, 5Y H15 + 4.698%, 03/09/26 (b)	1,668,000	1,570,458
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	116,121
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	120,657
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	232,057
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	230,923
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	241,495
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	137,109
Enel SpA
4.250%, 5Y EUR Swap + 2.009%, 01/14/30 (EUR) (b)	100,000	118,902
Lightning Power LLC
7.250%, 08/15/32 (144A) †	237,000	249,431
NextEra Energy Capital Holdings, Inc.
6.375%, 5Y H15 + 2.053%, 08/15/55 (b)	640,000	653,540
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	515,000	534,297
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	1,956,000	1,975,493
6.250%, 11/01/34 (144A) (a)	2,020,000	2,058,073
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (a) (b)	1,539,000	1,708,954
Orsted AS
2.500%, 5Y UKG + 2.136%, 12/31/99 (GBP) (b)	100,000	101,655
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	105,606
Pike Corp.
8.625%, 01/31/31 (144A) (a)	243,000	264,282
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	121,563
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	2,192,000	2,218,376
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	503,930
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	902,000	943,025
7.750%, 10/15/31 (144A)	768,000	816,264
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31 (144A) (a)	2,037,000	2,175,728
		22,912,046
Electrical Components & Equipment — 0.1%
Prysmian SpA
5.250%, 5Y EUR Swap + 3.012%, 05/21/30 (EUR) (b)	100,000	120,891
WESCO Distribution, Inc.
6.375%, 03/15/33 (144A) (a)	1,181,000	1,220,660
		1,341,551
Security Description	Principal Amount*	Value
Electronics — 0.4%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	779,000	$765,081
Imola Merger Corp.
4.750%, 05/15/29 (144A) (a)	535,000	516,538
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (a)	210,000	191,420
4.375%, 02/15/30 (144A)	1,262,000	1,204,837
6.625%, 07/15/32 (144A) (a)	1,784,000	1,836,003
		4,513,879
Engineering & Construction — 0.4%
Arcosa, Inc.
6.875%, 08/15/32 (144A)	737,000	764,873
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A)	2,876,000	2,653,502
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	295,881
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	126,275
6.625%, 03/01/31 (GBP)	100,000	136,440
		3,976,971
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	100,000	124,977
Banijay Entertainment SAS
7.000%, 05/01/29 (EUR)	100,000	123,108
8.125%, 05/01/29 (144A)	254,000	263,515
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	704,469
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A)	126,000	120,271
6.500%, 02/15/32 (144A) (a)	848,000	870,146
7.000%, 02/15/30 (144A) (a)	1,453,000	1,504,701
Churchill Downs, Inc.
5.750%, 04/01/30 (144A) (a)	1,775,000	1,780,784
6.750%, 05/01/31 (144A) (a)	1,101,000	1,131,632
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	200,000	207,633
Cirsa Finance International SARL
6.686%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	54,286	64,266
Flutter Treasury DAC
4.000%, 06/04/31 (EUR)	100,000	117,979
5.875%, 06/04/31 (144A)	1,369,000	1,379,267
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	1,008,000	986,650
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A) (a)	290,000	298,774
7.500%, 09/01/31 (144A) (a)	495,000	517,974
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	249,000	240,943
4.750%, 10/15/27 (144A) (a)	219,000	216,619
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	695,000	621,062
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	256,229
See accompanying notes to financial statements.
BHFTI-90

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, 04/15/30 (144A)	682,000	$703,966
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	626,932
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	169,437
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	175,757
5.875%, 09/01/31 (144A)	450,000	246,375
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, 02/01/33 (144A)	458,000	458,592
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A) (a)	745,000	717,925
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A) (a)	414,000	425,462
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625%, 05/01/32 (144A) (a)	264,000	272,299
Starz Capital Holdings 1, Inc.
5.500%, 04/15/29 (144A)	960,000	834,307
Vail Resorts, Inc.
5.625%, 07/15/30 (144A)	564,000	564,000
6.500%, 05/15/32 (144A)	674,000	696,410
Voyager Parent LLC
9.250%, 07/01/32 (144A)	832,000	865,635
Warnermedia Holdings, Inc.
5.050%, 03/15/42	991,000	665,942
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A) (a)	849,000	842,872
6.250%, 03/15/33 (144A)	1,230,000	1,237,887
7.125%, 02/15/31 (144A) (a)	1,433,000	1,528,239
		22,563,036
Environmental Control — 1.0%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	397,137
GFL Environmental, Inc.
4.000%, 08/01/28 (144A) (a)	476,000	461,684
4.375%, 08/15/29 (144A)	689,000	669,045
4.750%, 06/15/29 (144A)	785,000	774,535
6.750%, 01/15/31 (144A)	1,274,000	1,333,143
Madison IAQ LLC
4.125%, 06/30/28 (144A)	583,000	566,368
5.875%, 06/30/29 (144A) (a)	1,613,000	1,586,828
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (a)	438,000	416,689
5.000%, 09/01/30	180,000	170,125
Waste Pro USA, Inc.
7.000%, 02/01/33 (144A) (a)	3,263,000	3,387,379
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A)	423,000	440,369
		10,203,302
Security Description	Principal Amount*	Value
Food — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875%, 02/15/30 (144A) (a)	611,000	$600,623
6.250%, 03/15/33 (144A) (a)	560,000	577,263
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	229,143
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	232,561
Chobani Holdco II LLC
8.750%, 9.500% PIK, 10/01/29 (144A) (c)	4,191,763	4,488,837
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,047,000	1,027,620
7.625%, 07/01/29 (144A)	2,543,000	2,649,964
Darling Global Finance BV
4.500%, 07/15/32 (EUR)	100,000	119,219
4.500%, 07/15/32 (144A) (EUR)	500,000	596,095
ELO SACA
3.250%, 07/23/27 (EUR)	100,000	113,431
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	51,000	54,122
9.625%, 09/15/32 (144A) (a)	237,000	250,075
Irca SpA/Gallarate
5.725%, 3M EURIBOR + 3.750%, 12/15/29 (EUR) (b)	100,000	117,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	431,000	446,366
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A)	945,000	884,992
Lion/Polaris Lux 4 SA
5.564%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	118,330
Market Bidco Finco PLC
5.500%, 11/04/27 (GBP)	107,000	143,941
Ocado Group PLC
11.000%, 06/15/30 (GBP)	100,000	133,509
Performance Food Group, Inc.
4.250%, 08/01/29 (144A) (a)	463,000	446,447
6.125%, 09/15/32 (144A) (a)	995,000	1,017,819
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	157,000	161,346
6.250%, 10/15/34 (144A)	653,000	656,708
6.375%, 03/01/33 (144A)	832,000	839,585
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	135,957
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A)	652,000	615,601
U.S. Foods, Inc.
7.250%, 01/15/32 (144A)	657,000	691,850
United Natural Foods, Inc.
6.750%, 10/15/28 (144A)	602,000	594,151
		17,943,509
Food Service — 0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A) (a)	236,000	235,050
See accompanying notes to financial statements.
BHFTI-91

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OYJ
3.625%, 02/04/28 (EUR)	100,000	$115,678
Fedrigoni SpA
5.980%, 3M EURIBOR + 4.000%, 01/15/30 (EUR) (b)	100,000	114,561
Magnera Corp.
7.250%, 11/15/31 (144A) (a)	351,000	330,958
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	100,000	115,712
		676,909
Gas — 0.8%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (a) (b)	560,000	560,124
AmeriGas Partners LP/AmeriGas Finance Corp.
9.500%, 06/01/30 (144A)	340,000	352,742
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34	2,455,000	2,455,000
6.750%, 01/15/36	2,561,000	2,561,000
7.500%, 05/01/33 (144A)	982,000	1,051,548
7.750%, 05/01/35 (144A) (a)	895,000	968,768
		7,949,182
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	116,828
6.029%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	236,815
		353,643
Healthcare-Products — 1.2%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	312,708
3.875%, 07/15/28 (EUR)	100,000	117,353
4.625%, 07/15/28 (144A)	928,000	911,258
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A) (a)	3,047,000	3,180,306
Insulet Corp.
6.500%, 04/01/33 (144A)	653,000	680,809
Medline Borrower LP
3.875%, 04/01/29 (144A)	523,000	501,683
5.250%, 10/01/29 (144A) (a)	4,263,000	4,229,769
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,028,000	1,056,048
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A) (a)	271,000	280,306
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	545,192
		11,815,432
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A) (a)	280,000	288,465
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	891,000	868,873
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	91,629
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A) (a)	632,000	$540,286
5.250%, 05/15/30 (144A)	2,732,000	2,422,594
5.625%, 03/15/27 (144A) (a)	1,987,000	1,957,156
6.000%, 01/15/29 (144A) (a)	1,084,000	1,042,665
10.875%, 01/15/32 (144A) (a)	1,682,000	1,782,696
Clariane SE
7.875%, 06/27/30 (EUR)	100,000	118,682
Concentra Health Services, Inc.
6.875%, 07/15/32 (144A) (a)	996,000	1,031,222
DaVita, Inc.
6.750%, 07/15/33 (144A)	464,000	479,125
6.875%, 09/01/32 (144A) (a)	336,000	348,157
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	126,689
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A) (a)	249,000	225,389
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A) (a)	558,000	553,209
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,602,000	1,557,597
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	279,892
6.250%, 06/01/32 (144A)	2,453,000	2,517,313
LifePoint Health, Inc.
8.375%, 02/15/32 (144A)	630,000	671,293
9.875%, 08/15/30 (144A)	291,000	314,777
10.000%, 06/01/32 (144A)	838,000	864,535
11.000%, 10/15/30 (144A) (a)	2,130,000	2,349,808
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A) (a)	404,000	367,725
6.250%, 01/15/33 (144A) (a)	618,000	629,061
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A) (a)	173,000	171,703
Star Parent, Inc.
9.000%, 10/01/30 (144A) (a)	1,140,000	1,199,073
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	2,270,000	2,313,157
Tenet Healthcare Corp.
6.750%, 05/15/31 (a)	1,760,000	1,820,877
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A) (a)	673,000	694,158
		27,627,806
Holding Companies-Diversified — 0.0%
ProGroup AG
5.125%, 04/15/29 (EUR)	100,000	119,120
Stena International SA
7.250%, 01/15/31 (144A) (a)	200,000	200,620
		319,740
Home Builders — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	257,850
Beazer Homes USA, Inc.
5.875%, 10/15/27	150,000	150,292
See accompanying notes to financial statements.
BHFTI-92

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Home Builders—(Continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A) (a)	679,000	$606,070
5.000%, 06/15/29 (144A)	548,000	498,723
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	277,000	288,780
Empire Communities Corp.
9.750%, 05/01/29 (144A)	136,000	139,080
K Hovnanian Enterprises, Inc.
11.750%, 09/30/29 (144A)	2,250,000	2,439,135
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (a)	662,000	630,058
8.750%, 12/15/28 (144A) (a)	353,000	366,957
Mattamy Group Corp.
4.625%, 03/01/30 (144A) (a)	368,000	353,700
New Home Co., Inc.
9.250%, 10/01/29 (144A) †	604,000	626,183
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	334,313
		6,691,141
Home Furnishings — 0.2%
Somnigroup International, Inc.
3.875%, 10/15/31 (144A)	171,000	155,467
4.000%, 04/15/29 (144A) (a)	288,000	275,350
Whirlpool Corp.
6.125%, 06/15/30	548,000	552,816
6.500%, 06/15/33	582,000	583,864
		1,567,497
Household Products/Wares — 0.0%
Central Garden & Pet Co.
4.125%, 04/30/31 (144A) (a)	259,000	240,439
Kronos Acquisition Holdings, Inc.
8.250%, 06/30/31 (144A) (a)	156,000	141,661
		382,100
Housewares — 0.1%
Newell Brands, Inc.
8.500%, 06/01/28 (144A)	547,000	574,465
Scotts Miracle-Gro Co.
4.375%, 02/01/32 (a)	614,000	563,813
4.500%, 10/15/29	102,000	98,510
		1,236,788
Insurance — 5.9%
Acrisure LLC/Acrisure Finance, Inc.
6.750%, 07/01/32 (144A)	326,000	330,620
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,079,031
5.875%, 11/01/29 (144A)	2,101,000	2,071,080
6.750%, 10/15/27 (144A)	1,825,000	1,823,923
6.750%, 04/15/28 (144A)	257,000	261,268
7.000%, 01/15/31 (144A)	2,540,000	2,627,401
7.375%, 10/01/32 (144A)	2,408,000	2,482,200
Security Description	Principal Amount*	Value
Insurance—(Continued)
AmWINS Group, Inc.
4.875%, 06/30/29 (144A) (a)	904,000	$878,520
6.375%, 02/15/29 (144A) (a)	375,000	382,214
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	567,000	579,990
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	705,000	853,329
7.750%, 02/15/31 (144A)	3,422,000	3,577,595
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A)	3,498,000	3,680,761
AssuredPartners, Inc.
7.500%, 02/15/32 (144A) (a)	1,023,000	1,096,168
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	642,859
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	3,991,000	4,132,748
8.125%, 02/15/32 (144A) (a)	1,854,000	1,928,195
HUB International Ltd.
7.250%, 06/15/30 (144A)	7,383,000	7,715,494
7.375%, 01/31/32 (144A) (a)	10,791,000	11,290,930
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30 (144A)	1,423,000	1,508,278
10.500%, 12/15/30 (144A)	1,027,000	1,094,585
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	6,806,000	7,069,739
Ryan Specialty LLC
5.875%, 08/01/32 (144A) (a)	819,000	825,442
Unipol Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	123,611
USI, Inc.
7.500%, 01/15/32 (144A) (a)	1,234,000	1,302,066
		60,358,047
Internet — 1.0%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A)	1,460,000	1,393,236
9.000%, 08/01/29 (144A)	298,000	304,692
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	537,025
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	559,000	538,771
5.625%, 09/15/28 (144A)	532,000	513,942
Getty Images, Inc.
11.250%, 02/21/30 (144A)	494,000	490,295
iliad SA
5.375%, 02/15/29 (EUR)	100,000	123,627
5.625%, 02/15/30 (EUR)	100,000	125,856
ION Trading Technologies SARL
9.500%, 05/30/29 (144A)	600,000	616,201
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	128,000	114,527
4.125%, 08/01/30 (144A)	41,000	38,343
4.625%, 06/01/28 (144A) (a)	259,000	252,739
See accompanying notes to financial statements.
BHFTI-93

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Rakuten Group, Inc.
8.125%, 5Y H15 + 4.250%, 12/15/29 (144A) (b)	254,000	$248,494
9.750%, 04/15/29 (144A)	1,578,000	1,728,508
11.250%, 02/15/27 (144A)	573,000	622,200
Snap, Inc.
6.875%, 03/01/33 (144A)	1,877,000	1,926,038
United Group BV
6.393%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	117,567
6.500%, 10/31/31 (EUR)	100,000	119,017
		9,811,078
Investment Companies — 1.1%
Apollo Debt Solutions BDC
6.550%, 03/15/32 (144A)	104,000	106,225
6.700%, 07/29/31 (a)	375,000	389,676
ARES Capital Corp.
5.500%, 09/01/30	570,000	568,230
ARES Strategic Income Fund
5.600%, 02/15/30	842,000	839,453
5.800%, 09/09/30 (144A)	510,000	511,782
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	160,000	158,164
Blackstone Private Credit Fund
6.000%, 11/22/34 (a)	1,810,000	1,769,913
Blue Owl Capital Corp.
6.200%, 07/15/30	1,160,000	1,171,805
8.450%, 11/15/26	287,000	298,155
Blue Owl Credit Income Corp.
7.750%, 09/16/27 (a)	612,000	641,944
Blue Owl Technology Finance Corp.
6.750%, 04/04/29	160,000	163,174
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A) (a)	534,000	479,320
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 (a)	460,000	460,029
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29 (a)	345,000	289,999
5.250%, 05/15/27 (a)	2,136,000	2,069,637
9.750%, 01/15/29	461,000	447,830
10.000%, 11/15/29 (144A) (a)	812,000	803,900
		11,169,236
Iron/Steel — 0.5%
ATI, Inc.
4.875%, 10/01/29	277,000	271,314
5.125%, 10/01/31	746,000	729,096
7.250%, 08/15/30 (a)	1,233,000	1,292,064
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	1,966,000	1,981,870
Cleveland-Cliffs, Inc.
5.875%, 06/01/27	234,000	233,811
6.875%, 11/01/29 (144A) (a)	1,080,000	1,063,302
		5,571,457
Security Description	Principal Amount*	Value
IT Services — 0.1%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	760,000	$740,989
Leisure Time — 1.4%
Carnival Corp.
5.875%, 06/15/31 (144A)	1,190,000	1,212,312
6.000%, 05/01/29 (144A) (a)	1,069,000	1,080,163
6.125%, 02/15/33 (144A) (a)	2,500,000	2,557,880
Lindblad Expeditions Holdings, Inc.
9.000%, 05/15/28 (144A)	146,000	152,412
Lindblad Expeditions LLC
6.750%, 02/15/27 (144A)	666,000	669,925
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A) (a)	754,000	592,297
NCL Corp. Ltd.
6.250%, 03/01/30 (144A) (a)	397,000	400,388
6.750%, 02/01/32 (144A) (a)	1,489,000	1,521,205
NCL Finance Ltd.
6.125%, 03/15/28 (144A)	367,000	372,970
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	145,089
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A)	316,000	323,505
10.750%, 11/15/29 (144A) (a)	961,000	987,472
11.125%, 07/15/30 (144A)	1,069,000	1,118,174
TUI AG
5.875%, 03/15/29 (EUR)	100,000	122,212
TUI Cruises GmbH
5.000%, 05/15/30 (EUR)	100,000	118,464
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	444,000	444,248
9.125%, 07/15/31 (144A)	1,685,000	1,814,747
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A) (a)	314,000	312,469
		13,945,932
Lodging — 1.1%
Hilton Domestic Operating Co., Inc.
4.000%, 05/01/31 (144A)	81,000	76,158
5.875%, 03/15/33 (144A) (a)	1,145,000	1,166,615
Las Vegas Sands Corp.
6.000%, 06/14/30 (a)	420,000	433,303
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	1,142,000	1,067,098
5.625%, 07/17/27 (144A)	200,000	199,650
5.750%, 07/21/28 (144A)	200,000	195,400
7.625%, 04/17/32 (144A)	706,000	713,073
MGM China Holdings Ltd.
4.750%, 02/01/27 (144A)	200,000	198,497
7.125%, 06/26/31 (144A) (a)	250,000	259,856
MGM Resorts International
6.125%, 09/15/29 (a)	1,135,000	1,154,460
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	413,815
4.625%, 12/01/31 (144A)	411,000	384,997
6.625%, 03/15/32 (144A) (a)	452,000	462,175
See accompanying notes to financial statements.
BHFTI-94

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	134,000	$131,087
Wynn Macau Ltd.
5.125%, 12/15/29 (144A) (a)	658,000	632,233
5.500%, 01/15/26 (144A)	293,000	292,668
5.500%, 10/01/27 (144A)	200,000	199,521
5.625%, 08/26/28 (144A) (a)	3,167,000	3,113,442
		11,094,048
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	153,000	149,262
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	370,460
Terex Corp.
5.000%, 05/15/29 (144A) (a)	135,000	131,775
6.250%, 10/15/32 (144A) (a)	458,000	458,928
		1,110,425
Machinery-Diversified — 1.0%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	226,620
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	960,000	1,005,049
9.500%, 01/01/31 (144A)	72,000	76,853
Esab Corp.
6.250%, 04/15/29 (144A) (a)	636,000	651,176
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A)	384,000	303,360
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A) (a)	1,783,000	1,864,212
Nova Alexandre III SAS
7.529%, 3M EURIBOR + 5.250%, 07/15/29 (EUR) (b)	100,000	119,271
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	444,600	525,026
7.625%, 07/15/28 (144A)	1,713,000	1,714,778
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	792,712
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	2,757,000	2,755,067
		10,034,124
Media — 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	770,000	719,314
4.250%, 01/15/34 (144A) (a)	2,154,000	1,917,463
4.500%, 08/15/30 (144A) (a)	544,000	518,639
4.500%, 05/01/32 (a)	225,000	209,530
4.500%, 06/01/33 (144A) (a)	484,000	442,391
4.750%, 03/01/30 (144A) (a)	808,000	782,792
4.750%, 02/01/32 (144A) (a)	1,006,000	954,218
6.375%, 09/01/29 (144A) (a)	1,910,000	1,948,269
7.375%, 03/01/31 (144A) (a)	3,501,000	3,652,978
CSC Holdings LLC
3.375%, 02/15/31 (144A) (a)	566,000	392,175
4.500%, 11/15/31 (144A)	200,000	140,737
Security Description	Principal Amount*	Value
Media—(Continued)
CSC Holdings LLC
5.375%, 02/01/28 (144A) (a)	800,000	$732,445
5.500%, 04/15/27 (144A)	1,007,000	961,430
11.250%, 05/15/28 (144A)	3,233,000	3,220,833
11.750%, 01/31/29 (144A)	2,000,000	1,902,312
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	2,440,000	2,432,036
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,847,000	1,676,152
5.750%, 12/01/28 (144A)	2,185,000	1,891,391
DISH Network Corp.
11.750%, 11/15/27 (144A)	4,294,000	4,426,367
Gray Media, Inc.
7.000%, 05/15/27 (144A) (a)	881,000	880,605
10.500%, 07/15/29 (144A) (a)	1,591,000	1,709,172
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,773,000	1,194,275
Midcontinent Communications
8.000%, 08/15/32 (144A) (a)	886,000	937,631
Sinclair Television Group, Inc.
8.125%, 02/15/33 (144A) (a)	1,808,000	1,826,471
Sirius XM Radio LLC
3.125%, 09/01/26 (144A)	103,000	101,057
5.000%, 08/01/27 (144A)	1,845,000	1,829,195
Sunrise FinCo I BV
4.875%, 07/15/31 (144A)	722,000	682,832
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	128,626	103,939
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	400,000	395,717
Univision Communications, Inc.
6.625%, 06/01/27 (144A) (a)	1,273,000	1,269,527
7.375%, 06/30/30 (144A) (a)	477,000	468,765
8.000%, 08/15/28 (144A)	1,750,000	1,775,863
8.500%, 07/31/31 (144A) (a)	988,000	989,094
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, 03/15/32 (GBP)	107,000	149,929
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (GBP)	100,000	125,429
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A) (a)	830,000	812,558
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A) (a)	248,000	216,518
Ziggo BV
4.875%, 01/15/30 (144A) (a)	385,000	359,599
		44,749,648
Metal Fabricate/Hardware — 0.1%
Vallourec SACA
7.500%, 04/15/32 (144A) (a)	1,445,000	1,514,736
Mining — 1.8%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	213,180
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A) (a)	419,000	447,153
See accompanying notes to financial statements.
BHFTI-95

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Arsenal AIC Parent LLC
11.500%, 10/01/31 (144A) (a)	2,454,000	$2,750,769
Constellium SE
3.750%, 04/15/29 (144A) (a)	1,351,000	1,269,505
5.625%, 06/15/28 (144A)	512,000	509,005
6.375%, 08/15/32 (144A) (a)	1,896,000	1,927,530
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,166,000	1,160,170
First Quantum Minerals Ltd.
8.000%, 03/01/33 (144A)	340,000	348,735
9.375%, 03/01/29 (144A)	2,313,000	2,454,896
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	2,083,000	1,948,669
4.625%, 03/01/28 (144A) (a)	613,000	599,766
New Gold, Inc.
6.875%, 04/01/32 (144A)	843,000	868,776
Novelis Corp.
3.875%, 08/15/31 (144A) (a)	2,156,000	1,937,307
4.750%, 01/30/30 (144A) (a)	354,000	339,198
6.875%, 01/30/30 (144A) (a)	845,000	873,672
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	482,217
		18,130,548
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
6.375%, 03/15/33 (144A) (a)	344,000	349,665
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A) (a)	229,000	235,494
6.250%, 03/15/33 (144A)	506,000	521,009
Enpro, Inc.
6.125%, 06/01/33 (144A) (a)	440,000	449,822
Maxam Prill SARL
6.000%, 07/15/30 (EUR)	100,000	117,088
		1,673,078
Office/Business Equipment — 0.1%
Xerox Corp.
10.250%, 10/15/30 (144A)	321,000	336,069
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	344,000	353,728
		689,797
Oil & Gas — 3.2%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	882,000	925,160
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A) (a)	158,000	158,269
6.625%, 07/15/33 (144A)	466,000	472,756
9.000%, 11/01/27 (144A)	435,000	531,787
Chord Energy Corp.
6.750%, 03/15/33 (144A)	302,000	308,530
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A)	1,418,000	1,474,931
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	40,000	40,956
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Civitas Resources, Inc.
8.750%, 07/01/31 (144A)	295,000	$298,277
CNX Resources Corp.
7.250%, 03/01/32 (144A)	222,000	229,861
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	1,652,000	1,604,619
6.750%, 03/01/29 (144A)	971,000	971,204
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	1,157,000	1,105,867
7.625%, 04/01/32 (144A) (a)	972,000	949,061
8.375%, 01/15/34 (144A)	1,049,000	1,049,655
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A)	370,000	385,258
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/31 (144A)	715,000	789,614
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A) (a)	392,000	401,742
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	582,000	574,426
6.000%, 04/15/30 (144A) (a)	60,000	58,329
6.250%, 11/01/28 (144A)	220,000	220,510
6.250%, 04/15/32 (144A)	52,000	49,653
6.875%, 05/15/34 (144A)	981,000	939,633
7.250%, 02/15/35 (144A) (a)	365,000	356,916
8.375%, 11/01/33 (144A) (a)	1,064,000	1,103,993
Kimmeridge Texas Gas LLC
8.500%, 02/15/30 (144A) (a)	1,713,000	1,772,856
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	378,000	380,673
Matador Resources Co.
6.500%, 04/15/32 (144A)	487,000	487,254
Murphy Oil Corp.
5.875%, 12/01/42	64,000	51,959
Nabors Industries, Inc.
7.375%, 05/15/27 (144A)	560,000	552,999
Noble Finance II LLC
8.000%, 04/15/30 (144A)	416,000	423,581
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	2,427,000	2,448,566
Parkland Corp.
6.625%, 08/15/32 (144A)	490,000	500,820
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A)	477,000	428,244
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	833,216
6.250%, 02/01/33 (144A)	1,377,000	1,389,779
7.000%, 01/15/32 (144A) (a)	288,000	298,564
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A) (a)	746,000	781,114
Sunoco LP
6.250%, 07/01/33 (144A)	617,000	627,303
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A)	658,000	637,658
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	224,381	227,918
See accompanying notes to financial statements.
BHFTI-96

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Transocean, Inc.
8.000%, 02/01/27 (144A)	1,106,000	$1,089,541
8.250%, 05/15/29 (144A)	444,000	410,497
8.500%, 05/15/31 (144A) (a)	373,000	332,958
8.750%, 02/15/30 (144A)	240,000	246,803
Valaris Ltd.
8.375%, 04/30/30 (144A)	1,105,000	1,133,701
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	49,000	48,755
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	129,280
Vital Energy, Inc.
7.750%, 07/31/29 (144A)	193,000	170,445
7.875%, 04/15/32 (144A) (a)	1,207,000	1,032,010
9.750%, 10/15/30 (a)	672,000	608,246
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	664,000	659,599
Wintershall Dea Finance 2 BV
6.117%, 5Y EUR Swap + 3.940%, 05/08/30 (EUR) (b)	113,000	135,937
		32,841,283
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,388,000	1,392,595
6.625%, 09/01/32 (144A) (a)	1,173,000	1,195,096
Enerflex Ltd.
9.000%, 10/15/27 (144A)	265,000	273,257
Kodiak Gas Services LLC
7.250%, 02/15/29 (144A)	1,388,000	1,435,763
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	197,616
OEG Finance PLC
7.250%, 09/27/29 (EUR)	100,000	120,740
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	634,213
Tidewater, Inc.
9.125%, 07/15/30 (144A)	567,000	583,363
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, 03/15/29 (144A) (a)	862,000	883,491
Weatherford International Ltd.
8.625%, 04/30/30 (144A) (a)	1,246,000	1,284,286
		8,000,420
Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	211,002
4.000%, 09/01/29 (144A)	3,978,000	3,631,425
6.000%, 06/15/27 (144A)	909,000	911,793
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR) †	836,000	942,646
4.125%, 08/15/26 (144A) †	1,194,000	1,121,011
Ball Corp.
4.250%, 07/01/32 (EUR)	390,000	465,448
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,053,035
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32 (144A)	2,480,000	$2,545,147
6.875%, 01/15/30 (144A)	1,750,000	1,788,986
8.750%, 04/15/30 (144A)	955,000	976,797
Crown Americas LLC
5.875%, 06/01/33 (144A)	1,495,000	1,505,218
Fiber Midco SpA
10.750%, 06/15/29 (EUR) (c)	100,000	107,369
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	337,879
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	121,493
LABL, Inc.
5.875%, 11/01/28 (144A) (a)	177,000	154,780
8.625%, 10/01/31 (144A)	499,000	426,829
9.500%, 11/01/28 (144A) (a)	1,329,000	1,228,499
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A) (a)	7,735,000	7,861,792
9.250%, 04/15/27 (144A) (a)	159,000	157,885
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	121,623
6.250%, 05/15/28 (144A) (EUR)	142,000	172,705
Sealed Air Corp.
4.000%, 12/01/27 (144A) (a)	201,000	196,171
5.000%, 04/15/29 (144A) (a)	165,000	163,202
6.500%, 07/15/32 (144A) (a)	502,000	520,204
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, 02/15/31 (144A) (a)	57,000	59,991
Trident TPI Holdings, Inc.
12.750%, 12/31/28 (144A)	377,000	399,915
Trivium Packaging Finance BV
6.625%, 07/15/30 (144A) (EUR)	225,000	273,924
8.250%, 07/15/30 (144A)	600,000	634,492
12.250%, 01/15/31 (144A) (a)	279,000	299,070
		28,390,331
Pharmaceuticals — 1.6%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	8,033,000	8,103,449
Bausch Health Cos., Inc.
11.000%, 09/30/28 (144A)	3,067,000	3,036,330
Bayer AG
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	124,820
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	126,659
Dolcetto Holdco SpA
5.625%, 07/14/32 (EUR)	100,000	118,680
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	94,000	99,504
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	832,271
7.125%, 05/01/30 (EUR)	100,000	122,226
Nidda Healthcare Holding GmbH
5.893%, 3M EURIBOR + 3.750%, 10/23/30 (EUR) (b)	100,000	118,130
7.000%, 02/21/30 (EUR)	149,000	183,204
Option Care Health, Inc.
4.375%, 10/31/29 (144A)	599,000	576,476
See accompanying notes to financial statements.
BHFTI-97

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	$114,865
4.125%, 04/30/28 (144A)	600,000	577,063
Rossini SARL
5.855%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	50,064	59,544
6.750%, 12/31/29 (EUR)	100,000	124,348
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26 (a)	659,000	646,200
6.000%, 12/01/32	582,000	594,351
6.750%, 03/01/28	200,000	207,701
8.125%, 09/15/31	750,000	849,270
		16,615,091
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A) (a)	469,000	465,476
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	624,108
7.250%, 07/15/32 (144A)	481,000	509,695
Buckeye Partners LP
5.600%, 10/15/44 (a)	215,000	181,309
5.850%, 11/15/43	318,000	280,271
6.750%, 02/01/30 (144A)	182,000	188,923
6.875%, 07/01/29 (144A) (a)	53,000	54,909
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	271,093
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A)	1,891,000	1,868,112
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.375%, 06/30/33 (144A)	805,000	801,249
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (b)	430,000	441,758
7.375%, 5Y H15 + 3.122%, 03/15/55 (b)	587,000	609,886
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,089,848
7.125%, 5Y H15 + 2.829%, 10/01/54 (a) (b)	829,000	850,113
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	547,000	557,209
8.000%, 5Y H15 + 4.020%, 05/15/54 (a) (b)	1,251,000	1,330,919
Excelerate Energy LP
8.000%, 05/15/30 (144A)	502,000	529,188
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	603,802
7.875%, 05/15/32 (a)	861,000	895,221
8.000%, 05/15/33	599,000	626,268
8.250%, 01/15/29	357,000	373,311
8.875%, 04/15/30 (a)	74,000	78,572
Global Partners LP/GLP Finance Corp.
7.125%, 07/01/33 (144A)	342,000	346,793
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	267,000	281,997
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	615,000	632,472
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	194,000	204,029
8.875%, 07/15/28 (144A) (a)	364,000	382,142
Security Description	Principal Amount*	Value
Pipelines—(Continued)
ITT Holdings LLC
6.500%, 08/01/29 (144A)	1,221,000	$1,161,111
Kinetik Holdings LP
5.875%, 06/15/30 (144A) (a)	108,000	108,916
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A) (a)	750,000	757,726
8.375%, 02/15/32 (144A)	2,475,000	2,482,432
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	475,353
Prairie Acquiror LP
9.000%, 08/01/29 (144A) (a)	515,000	536,432
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	133,511
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	468,000	465,251
6.000%, 12/31/30 (144A) (a)	29,000	28,455
6.000%, 09/01/31 (144A) (a)	274,000	267,382
7.375%, 02/15/29 (144A) (a)	1,553,000	1,596,144
TransMontaigne Partners LLC
8.500%, 06/15/30 (144A)	154,000	160,205
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	2,145,000	2,227,874
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	7,516,000	7,307,046
9.500%, 02/01/29 (144A)	5,194,000	5,658,229
9.875%, 02/01/32 (144A)	2,066,000	2,231,204
		40,675,944
Real Estate — 0.6%
Adler Financing SARL
8.250%, 12/31/28 (EUR) (c)	311,531	384,400
10.000%, 12/31/29 (EUR) (c)	23,000	28,515
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A) (a)	1,147,426	1,071,973
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
9.750%, 04/15/30 (144A)	324,000	329,221
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,584,000	2,464,832
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	937,000	1,006,183
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	111,905
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	363,776
4.375%, 02/01/31 (144A)	308,000	284,236
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	60,878	87,464
Vivion Investments SARL
6.500%, 2.250% PIK, 08/31/28 (EUR) (c)	118,885	137,590
		6,270,095
Real Estate Investment Trusts — 2.6%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/27 (144A)	752,000	731,256
7.750%, 12/01/29 (144A)	141,000	149,984
See accompanying notes to financial statements.
BHFTI-98

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A) (a)	894,000	$869,886
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A) (a)	252,000	240,666
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, 06/15/26 (144A) (a)	110,000	107,669
8.000%, 06/15/27 (144A) (a)	293,000	305,256
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	479,000	459,298
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	63,000	62,138
5.625%, 07/15/32 (144A)	214,000	212,299
6.250%, 01/15/33 (144A) (a)	2,067,000	2,125,302
MPT Operating Partnership LP/MPT Finance Corp.
7.000%, 02/15/32 (EUR)	100,000	120,681
7.000%, 02/15/32 (144A) (EUR)	725,000	874,938
8.500%, 02/15/32 (144A) (a)	2,218,000	2,321,261
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	616,035
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	318,703
RHP Hotel Properties LP/RHP Finance Corp.
6.500%, 04/01/32 (144A) (a)	2,183,000	2,245,100
6.500%, 06/15/33 (144A)	747,000	768,473
Rithm Capital Corp.
8.000%, 07/15/30 (144A)	366,000	367,830
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A)	268,000	250,083
SBA Communications Corp.
3.125%, 02/01/29 (a)	843,000	796,195
Service Properties Trust
8.625%, 11/15/31 (144A)	4,612,000	4,951,314
8.875%, 06/15/32 (a)	1,237,000	1,271,955
Starwood Property Trust, Inc.
6.000%, 04/15/30 (144A)	230,000	232,632
6.500%, 07/01/30 (144A) (a)	1,032,000	1,065,912
6.500%, 10/15/30 (144A)	597,000	616,367
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	3,556,000	3,769,511
XHR LP
6.625%, 05/15/30 (144A) (a)	297,000	302,603
		26,153,347
Retail — 2.4%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	288,000	268,378
4.375%, 01/15/28 (144A) (a)	571,000	559,951
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	127,360
Asbury Automotive Group, Inc.
4.750%, 03/01/30	57,000	55,189
5.000%, 02/15/32 (144A) (a)	124,000	117,982
Security Description	Principal Amount*	Value
Retail—(Continued)
B&M European Value Retail SA
6.500%, 11/27/31 (GBP)	100,000	$138,160
Bertrand Franchise Finance SAS
5.986%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	115,439
Carvana Co.
9.000%, 13.000% PIK, 06/01/30 (144A) (c)	1,981,218	2,082,950
9.000%, 14.000% PIK, 06/01/31 (144A) (c)	3,495,304	4,140,508
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	200,000	282,221
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	572,376
Duomo Bidco SpA
6.404%, 3M EURIBOR + 4.125%, 07/15/31 (EUR) (b)	108,000	127,855
eG Global Finance PLC
12.000%, 11/30/28 (144A)	1,206,000	1,331,272
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	907,000	868,740
6.750%, 01/15/30 (144A) (a)	364,000	335,900
Foundation Building Materials, Inc.
6.000%, 03/01/29 (144A)	43,000	39,440
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A) (a)	320,000	313,107
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A) (a)	366,000	375,832
GYP Holdings III Corp.
4.625%, 05/01/29 (144A) (a)	402,000	402,935
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	142,170
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	517,000	502,757
8.250%, 08/01/31 (144A)	907,000	964,307
QXO Building Products, Inc.
6.750%, 04/30/32 (144A)	3,080,000	3,173,022
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A) (a)	204,000	215,285
Staples, Inc.
10.750%, 09/01/29 (144A)	504,000	476,998
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	142,302
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	161,000	152,322
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 (a)	733,000	700,015
8.125%, 08/15/29	415,000	440,139
White Cap Buyer LLC
6.875%, 10/15/28 (144A) (a)	4,858,000	4,850,291
		24,015,203
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (GBP) (b)	200,000	277,083
Semiconductors — 0.1%
Entegris, Inc.
4.750%, 04/15/29 (144A)	604,000	597,302
See accompanying notes to financial statements.
BHFTI-99

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Software — 5.1%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	9,268,000	$9,122,173
Camelot Finance SA
4.500%, 11/01/26 (144A) (a)	213,000	209,731
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	2,202,000	2,295,391
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A)	345,000	285,279
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	874,000	710,265
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	5,976,000	6,031,654
8.250%, 06/30/32 (144A) (a)	5,721,000	6,088,454
9.000%, 09/30/29 (144A)	7,531,000	7,806,073
CoreWeave, Inc.
9.250%, 06/01/30 (144A)	786,000	803,554
Dun & Bradstreet Corp.
5.000%, 12/15/29 (144A)	1,081,000	1,108,025
Elastic NV
4.125%, 07/15/29 (144A)	637,000	608,667
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,624,000	1,660,855
Fair Isaac Corp.
4.000%, 06/15/28 (144A) (a)	533,000	518,752
6.000%, 05/15/33 (144A)	3,284,000	3,314,100
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A)	250,000	236,479
7.875%, 05/01/29 (EUR)	100,000	121,859
8.750%, 05/01/29 (144A)	412,000	423,802
IPD 3 BV
5.500%, 06/15/31 (EUR)	100,000	119,415
Playtika Holding Corp.
4.250%, 03/15/29 (144A) (a)	215,000	195,115
SS&C Technologies, Inc.
6.500%, 06/01/32 (144A)	1,818,000	1,887,295
TeamSystem SpA
5.194%, 3M EURIBOR + 3.250%, 07/01/32 (EUR) (b)	100,000	117,686
5.779%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	117,976
Twilio, Inc.
3.625%, 03/15/29	187,000	178,032
3.875%, 03/15/31	350,000	327,345
UKG, Inc.
6.875%, 02/01/31 (144A)	6,967,000	7,228,785
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A) (a)	564,000	530,271
		52,047,033
Telecommunications — 6.1%
Altice Financing SA
5.000%, 01/15/28 (144A)	400,000	300,918
5.750%, 08/15/29 (144A)	1,276,000	931,710
Altice France SA
5.125%, 01/15/29 (144A)	400,000	330,500
5.125%, 07/15/29 (144A)	3,401,000	2,811,012
5.500%, 10/15/29 (144A)	1,218,000	1,009,618
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	$147,094
CommScope LLC
4.750%, 09/01/29 (144A) (a)	2,148,000	2,097,056
9.500%, 12/15/31 (144A)	285,000	298,456
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	400,000	402,051
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (a) (c)	5,466,841	4,989,205
10.750%, 11/30/29	3,434,551	3,537,588
eircom Finance DAC
5.000%, 04/30/31 (EUR)	103,000	119,124
Eutelsat SA
1.500%, 10/13/28 (EUR)	100,000	107,110
9.750%, 04/13/29 (EUR)	100,000	126,977
Fibercop SpA
4.750%, 06/30/30 (EUR)	100,000	118,549
5.125%, 06/30/32 (EUR)	100,000	117,960
6.000%, 09/30/34 (144A)	1,632,000	1,527,293
7.200%, 07/18/36 (144A)	1,000,000	974,583
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,753,000	1,752,262
5.875%, 10/15/27 (144A)	734,000	734,278
5.875%, 11/01/29 (a)	483,945	488,775
6.000%, 01/15/30 (144A) (a)	635,000	643,190
6.750%, 05/01/29 (144A)	300,000	303,923
8.625%, 03/15/31 (144A) (a)	872,000	926,507
8.750%, 05/15/30 (144A)	3,935,000	4,115,503
Global Switch Finance BV
1.375%, 10/07/30 (EUR)	100,000	110,306
Iliad Holding SASU
5.375%, 04/15/30 (EUR)	100,000	120,976
6.875%, 04/15/31 (EUR)	100,000	125,599
7.000%, 10/15/28 (144A) (a)	310,000	315,665
7.000%, 04/15/32 (144A)	972,000	995,893
8.500%, 04/15/31 (144A)	1,800,000	1,925,325
Intelsat Jackson Holdings SA
6.500%, 03/15/30 (144A) (a)	162,000	165,191
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	168,000	143,640
3.875%, 10/15/30 (144A)	312,000	270,660
4.000%, 04/15/31 (144A)	41,244	35,264
4.500%, 04/01/30 (144A)	877,217	793,881
4.875%, 06/15/29 (144A)	2,236,000	2,087,865
6.875%, 06/30/33 (144A)	5,899,000	6,002,368
10.750%, 12/15/30 (144A)	1,788,240	2,027,417
11.000%, 11/15/29 (144A) (a)	2,737,092	3,139,687
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	117,698
5.750%, 04/30/29 (EUR)	136,000	167,265
Lumen Technologies, Inc.
4.125%, 04/15/30 (144A) (a)	509,141	496,412
10.000%, 10/15/32 (144A)	567,420	579,478
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	1,265,000	1,268,361
See accompanying notes to financial statements.
BHFTI-100

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
SES SA
4.875%, 06/24/33 (EUR)	100,000	$118,937
SoftBank Group Corp.
3.875%, 07/06/32 (EUR)	200,000	213,798
5.375%, 01/08/29 (EUR)	100,000	119,651
Telecom Italia Capital SA
7.721%, 06/04/38 (a)	1,007,000	1,085,083
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	122,174
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	129,427
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	467,000	436,370
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	127,326
4.250%, 01/31/31 (144A) (a)	1,413,000	1,294,476
4.500%, 07/15/31 (GBP)	134,000	164,622
4.750%, 07/15/31 (144A)	273,000	252,532
5.625%, 04/15/32 (EUR)	100,000	120,711
7.750%, 04/15/32 (144A)	200,000	207,829
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A)	4,843,000	5,072,006
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) †	1,498,000	1,404,789
6.125%, 03/01/28 (144A) †	843,000	727,487
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	114,000	142,679
		61,540,090
Transportation — 0.3%
Edge Finco PLC
8.125%, 08/15/31 (GBP)	140,000	200,161
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,166,000	1,189,755
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	87,519
4.875%, 09/26/31 (EUR)	100,000	95,370
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	167,637
Rand Parent LLC
8.500%, 02/15/30 (144A) (a)	631,000	633,625
SGL Group ApS
7.013%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	118,010
Stonepeak Nile Parent LLC
7.250%, 03/15/32 (144A) (a)	187,000	198,230
		2,690,307
Trucking & Leasing — 1.0%
Fortress Transportation & Infrastructure Investors LLC
5.500%, 05/01/28 (144A) (a)	1,001,000	995,613
5.875%, 04/15/33 (144A) (a)	2,280,000	2,251,294
7.000%, 05/01/31 (144A) (a)	3,173,000	3,285,435
7.000%, 06/15/32 (144A) (a)	1,530,000	1,579,768
Security Description	Principal Amount*	Value
Trucking & Leasing—(Continued)
Fortress Transportation & Infrastructure Investors LLC
7.875%, 12/01/30 (144A)	1,644,000	$1,744,305
		9,856,415
Total Corporate Bonds & Notes (Cost $877,850,719)		898,041,054

Floating Rate Loans (h)—8.0%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.441%, 1M TSFR + 4.000%, 08/23/28	1,439,155	1,433,309
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.330%, 3M TSFR + 5.000%, 04/11/29	1,076,234	1,018,386
Summer BC Holdco B SARL
2024 USD Term Loan B, 9.556%, 3M TSFR + 5.000%, 02/15/29	227,292	225,019
		2,676,714
Aerospace/Defense — 0.1%
Air Comm Corp. LLC
2024 Delayed Draw Term Loan, 12/11/31 (i)	12,979	13,011
2024 Term Loan, 7.300%, 3M TSFR + 3.000%, 12/11/31	155,358	156,135
Barnes Group, Inc.
2025 Term Loan B, 7.327%, 1M TSFR + 2.750%, 01/27/32	122,147	122,478
Kaman Corp.
2025 Delayed Draw Term Loan, 02/26/32 (i)	85,500	85,479
2025 Term Loan B, 7.083%, 3M TSFR + 2.750%, 02/26/32	906,299	906,073
		1,283,176
Apparel — 0.1%
Beach Acquisition Bidco LLC
USD Term Loan B, 06/25/32 (j)	686,000	689,716
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 7.077%, 1M TSFR + 2.750%, 01/28/32	991,000	991,620
Tenneco, Inc.
2022 Term Loan A, 9.172%, 3M TSFR + 4.750%, 11/17/28	80,171	78,250
2022 Term Loan B, 9.396% - 9.422%, 3M TSFR + 5.000%, 11/17/28 (k)	348,169	340,596
		1,410,466
Beverages — 0.1%
Sazerac Co., Inc.
Term Loan B, 06/25/32 (j)	878,000	879,976
Building Materials — 0.1%
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.812%, 1M TSFR + 4.500%, 05/15/31	140,520	119,618
Wilsonart LLC
2024 Term Loan B, 8.546%, 3M TSFR + 4.250%, 08/05/31	451,253	444,001
		563,619
See accompanying notes to financial statements.
BHFTI-101

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.2%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 12.177%, 1M TSFR + 7.750%, 11/24/28	237,600	$224,532
Discovery Purchaser Corp.
Term Loan, 8.022%, 3M TSFR + 3.750%, 10/04/29	656,180	656,017
Lonza Group AG
USD Term Loan B, 8.221%, 3M TSFR + 3.925%, 07/03/28	835,339	767,468
Momentive Performance Materials, Inc.
2023 Term Loan, 8.327%, 1M TSFR + 4.000%, 03/29/28	281,407	281,993
Oxea Holding Drei GmbH
2017 USD Term Loan B2, 04/08/31 (j)	92,205	88,401
		2,018,411
Commercial Services — 0.4%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.177%, 1M TSFR + 3.750%, 05/12/28	547,620	550,649
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 11/01/31 (i)	21,031	21,211
2024 Term Loan B, 9.046%, 3M TSFR + 4.750%, 11/01/31	181,816	183,368
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 7.577%, 1M TSFR + 3.250%, 01/31/31	740,000	738,459
Crash Champions LLC
2024 Term Loan B, 9.080%, 3M TSFR + 4.750%, 02/23/29	924,660	867,447
Galaxy U.S. Opco, Inc.
Term Loan, 10.030%, 3M TSFR + 2.000%, 07/31/30	339,424	316,230
Shift4 Payments LLC
2025 Term Loan, 05/07/32 (j)	328,000	330,921
Vortex Opco LLC
Second Out Term Loan, 8.660%, 3M TSFR + 4.250%, 12/17/28	268,494	124,178
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.827%, 1M TSFR + 2.500%, 01/30/31	673,111	670,377
		3,802,840
Computers — 0.7%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.577%, 1M TSFR + 2.250%, 09/29/31	84,055	84,029
Atlas CC Acquisition Corp.
Term Loan B, 8.844%, 3M TSFR + 4.250%, 05/25/28 †	355,813	191,361
Term Loan C, 8.844%, 3M TSFR + 4.250%, 05/25/28 †	72,364	38,918
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 12/09/31	4,617,000	4,668,941
Fortress Intermediate 3, Inc.
Term Loan B, 7.827%, 1M TSFR + 3.500%, 06/27/31	181,260	181,713
Twitter, Inc.
2025 Fixed Term Loan, 9.500%, 10/26/29 †	1,499,500	1,459,763
		6,624,725
Diversified Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 8.046%, 3M TSFR + 3.750%, 04/09/27	267,592	260,663
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.307%, 3M TSFR + 6.750%, 04/07/28	477,289	$458,197
Focus Financial Partners LLC
2025 Incremental Term Loan B, 09/15/31 (j)	207,000	206,704
Orion U.S. Finco, Inc.
1st Lien Term Loan, 05/20/32 (j)	230,000	230,863
Summit Acquisition, Inc.
2024 Term Loan B, 8.077%, 1M TSFR + 3.750%, 10/16/31	295,260	293,784
		1,450,211
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.574%, 1M TSFR + 4.250%, 12/02/31	603,000	606,957
Engineering & Construction — 0.2%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.776%, 3M TSFR + 4.500%, 08/01/30	2,369,771	1,986,657
Entertainment — 0.1%
EOC Borrower LLC
Term Loan B, 7.327%, 1M TSFR + 3.000%, 03/24/32	866,833	868,278
Great Canadian Gaming Corp.
2024 Term Loan B, 9.074%, 3M TSFR + 4.750%, 11/01/29	273,644	267,829
OVG Business Services LLC
2024 Term Loan B, 7.327%, 1M TSFR + 3.000%, 06/25/31	32,611	32,652
		1,168,759
Food — 0.0%
Chobani LLC
2025 Repriced Term Loan B, 6.827%, 1M TSFR + 2.500%, 10/25/27	36,815	36,999
Healthcare-Products — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.327%, 1M TSFR + 4.000%, 09/29/28	558,060	558,525
2025 Term Loan B, 8.571%, 1M TSFR + 4.250%, 12/18/30	1,233,922	1,237,007
		1,795,532
Healthcare-Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.006%, 3M TSFR + 3.750%, 05/19/31	895,940	887,726
2024 Incremental Term Loan B1, 7.820%, 3M TSFR + 3.500%, 05/19/31	405,771	400,724
Quorum Health Corp.
2020 Term Loan, 10.810%, 3M TSFR + 6.500%, 0.750% PIK, 01/28/28 (c)	640,270	468,198
Star Parent, Inc.
Term Loan B, 8.296%, 3M TSFR + 4.000%, 09/27/30	1,576,613	1,562,423
		3,319,071
Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.546%, 3M TSFR + 3.250%, 01/20/32	249,236	248,043
See accompanying notes to financial statements.
BHFTI-102

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Housewares—(Continued)
Springs Windows Fashions LLC
2024 FLFO A1 Term Loan, 8.827%, 1M TSFR + 4.500%, 12/19/29	111,807	$111,993
2024 FLFO Delayed Draw Term Loan, 12/19/29 (i)	149,076	149,324
		509,360
Insurance — 0.3%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.929% - 7.087%, 3M TSFR + 2.750%, 6M TSFR + 2.750% - 2.778%, 02/15/31 (k)	474,553	471,883
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.827%, 1M TSFR + 3.500%, 02/14/31	159,983	160,569
Asurion LLC
2025 Term Loan B13, 09/19/30 (j)	460,157	447,790
Howden Group Holdings Ltd.
2024 USD Term Loan B, 7.827%, 1M TSFR + 3.500%, 04/18/30	84,783	85,331
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.046%, 3M TSFR + 4.750%, 05/06/32	1,763,106	1,788,450
		2,954,023
Internet — 0.2%
MH Sub I LLC
2023 Term Loan, 8.577%, 1M TSFR + 4.250%, 05/03/28	878,095	823,324
2024 Term Loan B4, 8.577%, 1M TSFR + 4.250%, 12/31/31	594,310	518,164
Proofpoint, Inc.
2025 Fungible Term Loan, 08/31/28 (j)	146,000	146,261
PUG LLC
2024 Extended Term Loan B, 9.077%, 1M TSFR + 4.750%, 03/15/30	752,454	731,527
		2,219,276
Investment Companies — 0.1%
Gryphon Debt Merger Sub, Inc.
Term Loan B, 06/18/32 (j)	807,000	807,843
Leisure Time — 0.1%
City Football Group Ltd.
2024 Term Loan, 8.041%, 3M TSFR + 3.500%, 07/22/30	480,240	476,038
Sabre GLBL, Inc.
2021 Term Loan B1, 7.941%, 1M TSFR + 3.500%, 12/17/27	51,421	50,907
2021 Term Loan B2, 7.941%, 1M TSFR + 3.500%, 12/17/27	29,598	29,302
2022 Term Loan B, 8.677%, 1M TSFR + 4.250%, 06/30/28	15,915	15,746
2024 Term Loan B1, 10.427%, 1M TSFR + 6.000%, 11/15/29	254,209	253,573
2024 Term Loan B2, 10.427%, 1M TSFR + 6.000%, 11/15/29	71,598	71,419
		896,985
Machinery-Diversified — 0.2%
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 12/21/29 (i)	158,974	160,961
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
GrafTech Finance, Inc.
2024 Term Loan, 10.320%, 1M TSFR + 6.000%, 12/21/29	278,204	$280,638
Titan Acquisition Ltd.
2024 Term Loan B, 8.666% - 8.796%, 3M TSFR + 4.500%, 6M TSFR + 4.500%, 02/15/29 (k)	2,066,840	2,074,591
		2,516,190
Media — 0.6%
Coral-U.S. Co-Borrower LLC
2025 Term Loan B7, 7.506%, 3M TSFR + 3.250%, 02/02/32	453,000	448,753
CSC Holdings LLC
2019 Term Loan B5, 9.000%, PRIME + 15.000%, 04/15/27	1,025,022	1,000,678
2022 Term Loan B6, 8.812%, 1M TSFR + 4.500%, 01/18/28	718,067	708,911
DirecTV Financing LLC
2025 Term Loan B, 9.827%, 1M TSFR + 5.500%, 02/17/31	1,930,760	1,853,530
Gray Television LLC
2021 Term Loan D, 7.439%, 1M TSFR + 3.000%, 12/01/28	722,826	702,587
2024 Term Loan F, 9.574%, 1M TSFR + 5.250%, 06/04/29	142,355	142,332
Radiate Holdco LLC
2025 FLFO Term Loan, 7.941%, 1M TSFR + 3.500%, 09/25/29	1,269,915	1,108,926
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.676%, 1M TSFR + 3.250%, 01/31/29	200,000	198,516
		6,164,233
Mining — 0.0%
Covia Holdings Corp.
2025 Term Loan B, 7.572%, 1M TSFR + 3.250%, 02/26/32	79,333	79,564
Oil & Gas Services — 0.0%
Star Holding LLC
2024 1st Lien Term Loan B, 8.827%, 1M TSFR + 4.500%, 07/31/31	487,186	464,196
Packaging & Containers — 0.1%
LABL, Inc.
2021 USD 1st Lien Term Loan, 9.427%, 1M TSFR + 5.000%, 10/30/28	1,054,271	955,038
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 9.827%, 1M TSFR + 5.500%, 05/04/28	75,249	76,629
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 8.327%, 1M TSFR + 4.000%, 04/23/31	478,720	478,944
Gainwell Acquisition Corp.
Term Loan B, 8.396%, 3M TSFR + 4.000%, 10/01/27	960,830	924,799
		1,480,372
Real Estate — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, 10.941%, 1M TSFR + 6.500%, 06/04/29	524,226	510,138
See accompanying notes to financial statements.
BHFTI-103

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Real Estate—(Continued)
CoreLogic, Inc.
Term Loan, 7.941%, 1M TSFR + 3.500%, 06/02/28	330,279	$326,202
		836,340
Retail — 0.4%
Foundation Building Materials Holding Co. LLC
2021 Term Loan, 7.791%, 3M TSFR + 3.250%, 01/31/28	406,531	402,466
2024 Term Loan B2, 8.280%, 3M TSFR + 4.000%, 01/29/31	1,325,678	1,301,153
2025 Term Loan, 01/29/31 (j)	232,900	229,552
PetSmart, Inc.
2021 Term Loan B, 8.177%, 1M TSFR + 3.750%, 02/11/28	562,254	558,740
White Cap Buyer LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 10/19/29	1,267,892	1,261,376
		3,753,287
Software — 1.7%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.796%, 3M TSFR + 4.500%, 02/23/32	191,637	197,057
Ascend Learning LLC
2021 2nd Lien Term Loan, 10.177%, 1M TSFR + 5.750%, 12/10/29	162,219	162,725
2025 Repriced Term Loan B, 7.327%, 1M TSFR + 3.000%, 12/11/28	30,808	30,841
AthenaHealth Group, Inc.
2022 Term Loan B, 7.077%, 1M TSFR + 2.750%, 02/15/29	2,160,608	2,157,637
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, 10.083%, 3M TSFR + 5.750%, 07/30/32	558,000	540,563
2025 USD Term Loan B, 7.333%, 3M TSFR + 3.000%, 07/30/31	383,836	381,677
Central Parent, Inc.
2024 Term Loan B, 7.546%, 3M TSFR + 3.250%, 07/06/29	192,168	161,071
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.796%, 3M TSFR + 3.500%, 03/29/29	388,160	388,857
2024 USD Term Loan, 8.046%, 3M TSFR + 3.750%, 03/21/31	1,463,036	1,466,580
Cloudera, Inc.
2021 Second Lien Term Loan, 10.427%, 1M TSFR + 0.000%, 10/08/29	941,564	859,177
2021 Term Loan, 8.177%, 1M TSFR + 3.750%, 10/08/28	262,289	252,781
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	48,246	48,407
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	7,136,500	7,181,103
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.077%, 1M TSFR + 4.750%, 11/22/32	1,743,000	1,782,217
Mitchell International, Inc. 2021 1L
2024 1st Lien Term Loan, 7.577%, 1M TSFR + 3.250%, 06/17/31	191,920	191,950
Polaris Newco LLC
USD Term Loan B, 8.291%, 3M TSFR + 3.750%, 06/02/28	542,013	529,237
Security Description	Principal Amount*/ Shares	Value

Software—(Continued)
RealPage, Inc.
2024 Incremental Term Loan, 8.046%, 3M TSFR + 3.750%, 04/24/28	398,003	$398,998
		16,730,878
Telecommunications — 1.0%
Altice France SA
2023 USD Term Loan B14, 9.756%, 3M TSFR + 5.500%, 08/15/28	279,630	253,415
CommScope, Inc.
2024 Term Loan, 12/17/29 (j)	815,913	827,234
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 9.574%, 3M TSFR + 5.250%, 11/29/30	159,000	160,143
Digicel International Finance Ltd.
2024 Term Loan, 9.530%, 3M TSFR + 5.250%, 2.250% PIK, 05/25/27 (c)	2,160,820	2,156,769
Frontier Communications Corp.
2025 Term Loan B, 6.792%, 6M TSFR + 2.500%, 07/01/31	200,991	201,180
Level 3 Financing, Inc.
2025 Term Loan B, 8.577%, 1M TSFR + 4.250%, 03/27/32	2,753,000	2,783,971
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.791%, 1M TSFR + 2.350%, 04/16/29	521,798	516,319
2024 Extended Term Loan B2, 6.791%, 1M TSFR + 2.350%, 04/15/30	271,921	268,890
2024 Term Loan A, 10.327%, 1M TSFR + 6.000%, 06/01/28	129,547	132,137
Windstream Services LLC
2024 Term Loan B, 9.177%, 1M TSFR + 4.750%, 10/01/31	312,000	313,950
Zayo Group Holdings, Inc.
USD Term Loan, 7.441%, 1M TSFR + 3.000%, 03/09/27 †	3,043,221	2,904,754
		10,518,762
Total Floating Rate Loans (Cost $81,953,065)		81,200,176

Common Stocks—0.8%
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (l)	1,095	844
Health Care Providers & Services — 0.0%
Quorum Health † (l)	7,776	6,804
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	5,646	570,246
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (l)	40,706	547,903
Metals & Mining — 0.1%
Constellium SE (l)	82,377	1,095,614
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP	88,717	1,608,440
Enterprise Products Partners LP	42,746	1,325,554
MPLX LP	13,946	718,358
See accompanying notes to financial statements.
BHFTI-104

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels—(Continued)
ONEOK, Inc.	8,759	$714,997
Western Midstream Partners LP	3,454	133,670
		4,501,019
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
Specialized REITs — 0.1%
VICI Properties, Inc.	42,539	1,386,772
Total Common Stocks (Cost $8,317,524)		8,109,202

Convertible Bonds—0.7%
Energy-Alternate Sources — 0.3%
XPLR Infrastructure LP
Zero Coupon, 11/15/25 (144A)	1,278,000	1,242,855
2.500%, 06/15/26 (144A) (a)	1,731,000	1,653,103
		2,895,958
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (a)	1,071,000	1,036,969
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	198,600
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26 (a)	230,000	217,603
1.125%, 03/15/28	818,000	623,727
		841,330
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	227,102
Pebblebrook Hotel Trust
1.750%, 12/15/26	36,000	34,023
		261,125
Semiconductors — 0.2%
MKS, Inc.
1.250%, 06/01/30 (a)	1,157,000	1,140,224
ON Semiconductor Corp.
0.500%, 03/01/29	675,000	623,835
		1,764,059
Total Convertible Bonds (Cost $7,278,936)		6,998,041

Convertible Preferred Stocks—0.4%
Aerospace & Defense — 0.2%
Boeing Co., 6.000%, 10/15/27	30,447	2,070,396
Security Description	Shares/ Principal Amount*	Value
Financial Services — 0.1%
Shift4 Payments, Inc., 6.000%, 05/01/28	3,376	$388,915
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (l)	902	20,295
Cohesity Global, Inc. - Series G (l)	1,305	29,363
		49,658
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.500%, 03/15/28	16,100	1,072,904
Total Convertible Preferred Stocks (Cost $2,910,911)		3,581,873

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	891

Short-Term Investments—0.7%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $7,410,278; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $7,557,980	7,409,609	7,409,609
Total Short-Term Investments (Cost $7,409,609)		7,409,609

Securities Lending Reinvestments (m)—17.6%
Short-Term Investment Funds—14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (n)	25,000,000	25,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.270% (n)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (n)	25,000,000	25,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (n)	25,000,000	25,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (n)	25,395,394	25,395,394
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (n)	27,000,000	27,000,000
		147,395,394

Certificates of Deposit—1.3%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,998
4.750%, SOFR + 0.350%, 05/14/26 (b)	3,000,000	2,999,995
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (b)	1,000,000	1,000,936
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 12/15/25 (b)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (b)	2,000,000	2,000,872
See accompanying notes to financial statements.
BHFTI-105

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 08/22/25	5,000,000	$4,967,800
		12,969,584
Commercial Paper—0.8%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (b)	2,000,000	2,000,020
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (b)	1,000,000	999,964
Ionic Funding LLC
4.380%, 07/03/25	3,000,000	2,998,881
		7,998,138
Repurchase Agreements—1.0%
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $7,006,207; collateralized by various Common Stock with an aggregate market value of $7,805,860	7,000,000	7,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	3,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $178,362,052)		178,363,116
Total Investments—116.8% (Cost $1,164,082,816)		1,183,703,962
Unfunded Loan Commitments—(0.0)% (Cost $(427,560))		(427,560)
Net Investments—116.8% (Cost $1,163,655,256)		1,183,276,402
Other assets and liabilities (net)—(16.8)%		(169,511,643)
Net Assets—100.0%		$1,013,764,759

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$12,601,653, which is 1.2% of net assets. See  details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $201,552,260 and the collateral received consisted of cash in the amount of $178,335,270 and non-cash collateral with a value of $30,824,128. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	This loan will settle after June 30, 2025, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$775,085,752, which is 76.5% of net assets.

See accompanying notes to financial statements.
BHFTI-106

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 08/15/26	03/31/23-02/26/24	EUR	836,000	$873,627	$942,646
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26	03/28/23-05/19/25	USD	1,194,000	1,115,934	1,121,011
Atlas CC Acquisition Corp., 8.844%, 05/25/28	04/10/24-05/06/24	USD	355,813	335,420	191,361
Atlas CC Acquisition Corp., 8.844%, 05/25/28	04/10/24-05/06/24	USD	72,364	68,217	38,918
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	USD	277,000	277,000	288,780
Freedom Mortgage Holdings LLC, 8.375%, 04/01/32	02/04/25	USD	450,000	450,000	454,850
Freedom Mortgage Holdings LLC, 9.125%, 05/15/31	05/06/24-01/21/25	USD	788,000	785,717	812,256
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	05/08/24-06/24/24	USD	453,000	456,090	470,522
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	08/09/24-05/29/25	USD	880,000	888,374	902,098
Lightning Power LLC, 7.250%, 08/15/32	08/07/24	USD	237,000	237,000	249,431
New Home Co., Inc., 9.250%, 10/01/29	03/27/24	USD	604,000	604,000	626,183
Quorum Health	01/08/25		7,776	0	6,804
Twitter, Inc., 9.500%, 10/26/29	02/13/25-04/28/25	USD	1,499,500	1,502,054	1,459,763
Zayo Group Holdings, Inc., 4.000%, 03/01/27	05/16/23-10/28/24	USD	1,498,000	1,311,383	1,404,789
Zayo Group Holdings, Inc., 6.125%, 03/01/28	10/01/21-02/14/22	USD	843,000	832,388	727,487
Zayo Group Holdings, Inc., 7.441%, 03/09/27	09/05/24-11/07/24	USD	3,043,221	2,916,897	2,904,754
					$12,601,653
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$287,734,354	$0	$252,971,516
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Convertible Bonds	$(1,964,291)	$—	$—	$—	$(1,964,291)
Corporate Bonds & Notes	(176,370,979)	—	—	—	(176,370,979)
Total Borrowings	$(178,335,270)	$—	$—	$—	$(178,335,270)
Gross amount of recognized liabilities for securities lending transactions					$(178,335,270)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	12,654,896	BNP	09/17/25	USD	14,771,364	$(211,299)
EUR	5,924,552	SCB	09/17/25	USD	6,909,473	(104,853)
EUR	5,924,552	TDB	09/17/25	USD	6,909,473	(104,853)
EUR	7,000	UBSA	09/17/25	USD	8,169	(119)
GBP	2,921,000	JPMC	09/17/25	USD	3,953,600	(57,874)
Net Unrealized Depreciation						$(478,998)
See accompanying notes to financial statements.
BHFTI-107

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	3.183%	USD	22,811,786	$1,712,230	$1,278,387	$433,843
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.206%	EUR	1,762	$135	$(173)	$308
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.206%	EUR	4,952	378	(486)	864
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	CBNA	2.206%	EUR	1,437	110	(144)	254
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	JPMC	2.206%	EUR	1,849	141	(190)	331
Altice France SA 5.875%, due 02/01/29	5.000%	Quarterly	12/21/29	DBAG	10.262%	EUR	60,000	(11,303)	(10,246)	(1,057)
CMA CGM SA 7.500%, due 01/15/26	5.000%	Quarterly	06/22/27	MSIP	1.010%	EUR	77,000	6,993	7,662	(669)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/21/29	BBP	3.170%	EUR	55,000	4,268	5,765	(1,497)
SES SA 0.875%, due 11/04/29	1.000%	Quarterly	12/21/29	BBP	1.857%	EUR	22,000	(923)	(1,436)	513
SES SA 0.875%, due 11/04/29	1.000%	Quarterly	06/20/30	BBP	2.048%	EUR	20,000	(1,121)	(1,216)	95
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/23/25	JPMC	0.963%	EUR	30,000	678	783	(105)
Zegona Finance PLC 6.750%, due 07/15/29	5.000%	Quarterly	06/20/30	DBAG	2.135%	EUR	20,668	3,122	2,863	259
Totals								$2,478	$3,182	$(704)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	6,034,000	$276,718	$308	$276,410
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	3,017,000	134,879	154	134,725
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	2,256,000	95,024	115	94,909
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	1,605,000	51,792	19	51,773
Pay	3M SOFR	Quarterly	12/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	7,158,000	245,708	58	245,650
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	3,579,000	139,091	29	139,063
Pay	3M SOFR	Quarterly	12/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	4,609,000	188,365	37	188,328
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	202,375	437	201,938
Totals								$1,333,952	$1,157	$1,332,796

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See accompanying notes to financial statements.
BHFTI-108

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$1,349,777	OTC swap contracts at market value (a)	$13,347
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	433,843
Foreign Exchange			Unrealized depreciation on forward foreign currency exchange contracts	478,998
Total		$1,783,620		$492,345

(a)	Excludes OTC swap interest receivable of $470 and OTC swap interest payable of $48,884.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$4,781	$(2,044)	$—	$2,737
Citibank NA	110	—	(110)	—
Deutsche Bank AG	3,122	(3,122)	—	—
JPMorgan Chase Bank NA	819	(819)	—	—
Morgan Stanley & Co. International PLC	1,340,945	—	(1,240,000)	100,945
	$1,349,777	$(5,985)	$(1,240,110)	$103,682
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$2,044	$(2,044)	$—	$—
BNP Paribas SA	211,299	—	—	211,299
Deutsche Bank AG	11,303	(3,122)	—	8,181
JPMorgan Chase Bank NA	57,874	(819)	—	57,055
Standard Chartered Bank	104,853	—	—	104,853
Toronto Dominion Bank	104,853	—	—	104,853
UBS AG	119	—	—	119
	$492,345	$(5,985)	$—	$486,360

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-109

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(2,625,251)	$(2,625,251)
Futures contracts	125,552	—	—	125,552
Swap contracts	—	138,074	—	138,074
	$125,552	$138,074	$(2,625,251)	$(2,361,625)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(951,159)	$(951,159)
Futures contracts	54,071	—	—	54,071
Swap contracts	—	927,777	—	927,777
	$54,071	$927,777	$(951,159)	$30,689
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$33,201,830
Futures contracts long	10,782,734
Swap contracts	74,029,646

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$12,488,392	$—	$12,488,392
Aerospace/Defense	—	33,373,569	—	33,373,569
Agriculture	—	514,520	—	514,520
Airlines	—	2,933,963	—	2,933,963
Apparel	—	4,784,381	—	4,784,381
Auto Manufacturers	—	2,669,485	—	2,669,485
Auto Parts & Equipment	—	12,366,127	—	12,366,127
Banks	—	29,529,578	—	29,529,578
Building Materials	—	22,380,332	—	22,380,332
Chemicals	—	23,412,716	—	23,412,716
Commercial Services	—	60,822,652	—	60,822,652
Computers	—	9,718,496	—	9,718,496
Cosmetics/Personal Care	—	2,098,572	—	2,098,572
Distribution/Wholesale	—	1,650,903	—	1,650,903
Diversified Financial Services	—	36,424,699	—	36,424,699
Electric	—	22,912,046	—	22,912,046
Electrical Components & Equipment	—	1,341,551	—	1,341,551
Electronics	—	4,513,879	—	4,513,879
Engineering & Construction	—	3,976,971	—	3,976,971
Entertainment	—	22,563,036	—	22,563,036
Environmental Control	—	10,203,302	—	10,203,302
Food	—	17,943,509	—	17,943,509
Food Service	—	235,050	—	235,050
Forest Products & Paper	—	676,909	—	676,909
Gas	—	7,949,182	—	7,949,182
Hand/Machine Tools	—	353,643	—	353,643
Healthcare-Products	—	11,815,432	—	11,815,432
Healthcare-Services	—	27,627,806	—	27,627,806
See accompanying notes to financial statements.
BHFTI-110

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Holding Companies-Diversified	$—	$319,740	$—	$319,740
Home Builders	—	6,691,141	—	6,691,141
Home Furnishings	—	1,567,497	—	1,567,497
Household Products/Wares	—	382,100	—	382,100
Housewares	—	1,236,788	—	1,236,788
Insurance	—	60,358,047	—	60,358,047
Internet	—	9,811,078	—	9,811,078
Investment Companies	—	11,169,236	—	11,169,236
Iron/Steel	—	5,571,457	—	5,571,457
IT Services	—	740,989	—	740,989
Leisure Time	—	13,945,932	—	13,945,932
Lodging	—	11,094,048	—	11,094,048
Machinery-Construction & Mining	—	1,110,425	—	1,110,425
Machinery-Diversified	—	10,034,124	—	10,034,124
Media	—	44,749,648	—	44,749,648
Metal Fabricate/Hardware	—	1,514,736	—	1,514,736
Mining	—	18,130,548	—	18,130,548
Miscellaneous Manufacturing	—	1,673,078	—	1,673,078
Office/Business Equipment	—	689,797	—	689,797
Oil & Gas	—	32,841,283	—	32,841,283
Oil & Gas Services	—	8,000,420	—	8,000,420
Packaging & Containers	—	28,390,331	—	28,390,331
Pharmaceuticals	—	16,615,091	—	16,615,091
Pipelines	—	40,675,944	—	40,675,944
Real Estate	—	6,270,095	0	6,270,095
Real Estate Investment Trusts	—	26,153,347	—	26,153,347
Retail	—	24,015,203	—	24,015,203
Savings & Loans	—	277,083	—	277,083
Semiconductors	—	597,302	—	597,302
Software	—	52,047,033	—	52,047,033
Telecommunications	—	61,540,090	—	61,540,090
Transportation	—	2,690,307	—	2,690,307
Trucking & Leasing	—	9,856,415	—	9,856,415
Total Corporate Bonds & Notes	—	898,041,054	0	898,041,054
Total Floating Rate Loans (Less Unfunded Loan Commitments of $427,560)*	—	80,772,616	—	80,772,616
Common Stocks
Energy Equipment & Services	844	—	—	844
Health Care Providers & Services	—	6,804	—	6,804
Hotels, Restaurants & Leisure	570,246	—	—	570,246
Life Sciences Tools & Services	547,903	—	—	547,903
Metals & Mining	1,095,614	—	—	1,095,614
Oil, Gas & Consumable Fuels	4,501,019	—	—	4,501,019
Real Estate Management & Development	—	—	0	0
Specialized REITs	1,386,772	—	—	1,386,772
Total Common Stocks	8,102,398	6,804	0	8,109,202
Total Convertible Bonds*	—	6,998,041	—	6,998,041
Convertible Preferred Stocks
Aerospace & Defense	2,070,396	—	—	2,070,396
Financial Services	388,915	—	—	388,915
IT Services	—	49,658	—	49,658
Semiconductors & Semiconductor Equipment	1,072,904	—	—	1,072,904
Total Convertible Preferred Stocks	3,532,215	49,658	—	3,581,873
Total Escrow Shares*	—	891	—	891
Total Short-Term Investments*	—	7,409,609	—	7,409,609
Securities Lending Reinvestments
Short-Term Investment Funds	147,395,394	—	—	147,395,394
Certificates of Deposit	—	12,969,584	—	12,969,584
Commercial Paper	—	7,998,138	—	7,998,138
See accompanying notes to financial statements.
BHFTI-111

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of June 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$10,000,000	$—	$10,000,000
Total Securities Lending Reinvestments	147,395,394	30,967,722	—	178,363,116
Total Net Investments	$159,030,007	$1,024,246,395	$0	$1,183,276,402
Collateral for Securities Loaned (Liability)	$—	$(178,335,270)	$—	$(178,335,270)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(478,998)	$—	$(478,998)
Total Forward Contracts	$—	$(478,998)	$—	$(478,998)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$433,843	$—	$433,843
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,349,777	$—	$1,349,777
OTC Swap Contracts at Value (Liabilities)	—	(13,347)	—	(13,347)
Total OTC Swap Contracts	$—	$1,336,430	$—	$1,336,430

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-112

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statement of Assets and Liabilities

June 30, 2025
Assets
Investments at value (a) (b) (c)	$1,183,276,402
Cash	8,534,316
Cash denominated in foreign currencies (d)	1,407,856
Cash collateral for centrally cleared swap contracts.	1,866,000
OTC swap contracts at market value (e)	1,349,777
Receivable for:
Investments sold	2,770,900
Fund shares sold	983,480
Dividends and interest	16,429,676
Interest on OTC swap contracts	470
Variation margin on centrally cleared swap contracts	76,480
Prepaid expenses	8,030
Total Assets	1,216,703,387
Liabilities
OTC swap contracts at market value (f)	13,347
Cash collateral for OTC derivative contracts	1,260,000
Unrealized depreciation on forward foreign currency exchange contracts	478,998
Collateral for securities loaned	178,335,270
Payable for:
Investments purchased	21,488,570
Fund shares redeemed	81,381
Interest on OTC swap contracts	48,884
Accrued Expenses:
Management fees	471,302
Distribution and service fees	140,218
Deferred trustees’ fees	224,101
Other expenses	396,557
Total Liabilities	202,938,628
Net Assets	$1,013,764,759
Net Assets Consist of:
Paid in surplus	$1,052,879,071
Distributable earnings (Accumulated losses)	(39,114,312)
Net Assets	$1,013,764,759
Net Assets
Class A	$319,527,096
Class B	694,237,663
Capital Shares Outstanding*
Class A	43,689,522
Class B	96,853,075
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.31
Class B	7.17

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,163,655,256.
(b)	Investments at value is net of unfunded loan commitments of $427,560.
(c)	Includes securities loaned at value of $201,552,260.
(d)	Identified cost of cash denominated in foreign currencies was $1,399,137.
(e)	Net premium paid on OTC swap contracts was $17,237.
(f)	Net premium received on OTC swap contracts was $12,898.
Statement of Operations

Six Months Ended June 30, 2025
Investment Income
Dividends	$139,815
Interest	35,876,876
Securities lending income	151,882
Total investment income	36,168,573
Expenses
Management fees	2,915,141
Administration fees	34,268
Custodian and accounting fees	98,281
Distribution and service fees—Class B	844,723
Audit and tax services	45,661
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	24,270
Insurance	3,980
Miscellaneous	11,202
Total expenses	4,020,283
Less management fee waiver	(118,956)
Net expenses	3,901,327
Net Investment Income	32,267,246
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	157,987
Futures contracts	125,552
Swap contracts	138,074
Foreign currency transactions	(39,355)
Forward foreign currency transactions	(2,625,251)
Net realized gain (loss)	(2,242,993)
Net change in unrealized appreciation (depreciation) on:
Investments	13,221,034
Futures contracts	54,071
Swap contracts	927,777
Foreign currency transactions	31,948
Forward foreign currency transactions	(951,159)
Net change in unrealized appreciation (depreciation)	13,283,671
Net realized and unrealized gain (loss)	11,040,678
Net Increase (Decrease) in Net Assets From Operations	$43,307,924
See accompanying notes to financial statements.
BHFTI-113

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$32,267,246	$64,337,806
Net realized gain (loss)	(2,242,993)	35,797
Net change in unrealized appreciation (depreciation)	13,283,671	12,182,657
Increase (decrease) in net assets from operations	43,307,924	76,556,260
From Distributions to Shareholders
Class A	(21,346,412)	(20,034,343)
Class B	(45,797,990)	(38,061,436)
Total distributions	(67,144,402)	(58,095,779)
Increase (decrease) in net assets from capital share transactions	54,797,933	39,515,606
Total increase (decrease) in net assets	30,961,455	57,976,087
Net Assets
Beginning of period	982,803,304	924,827,217
End of period	$1,013,764,759	$982,803,304

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	4,362,398	$33,017,478	1,118,193	$8,289,938
Reinvestments	2,952,478	21,346,412	2,805,930	20,034,343
Redemptions	(3,458,195)	(26,040,318)	(8,628,527)	(64,079,634)
Net increase (decrease)	3,856,681	$28,323,572	(4,704,404)	$(35,755,353)
Class B
Sales	5,127,898	$37,955,211	14,427,100	$105,021,327
Reinvestments	6,459,519	45,797,990	5,429,591	38,061,436
Redemptions	(7,771,048)	(57,278,840)	(9,339,623)	(67,811,804)
Net increase (decrease)	3,816,369	$26,474,361	10,517,068	$75,270,959
Increase (decrease) derived from capital shares transactions		$54,797,933		$39,515,606
See accompanying notes to financial statements.
BHFTI-114

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.50	$7.37	$6.87	$8.08	$7.98	$7.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.51	0.46	0.38	0.36	0.38
Net realized and unrealized gain (loss)	0.09	0.09	0.43	(1.21)	0.08	0.19
Total income (loss) from investment operations	0.34	0.60	0.89	(0.83)	0.44	0.57
Less Distributions
Distributions from net investment income	(0.53)	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)
Total distributions	(0.53)	(0.47)	(0.39)	(0.38)	(0.34)	(0.43)
Net Asset Value, End of Period	$7.31	$7.50	$7.37	$6.87	$8.08	$7.98
Total Return (%) (b)	4.57 (c)	8.42	13.41	(10.17)	5.54	7.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.66	0.67	0.66	0.66	0.68
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.63	0.65	0.64	0.64	0.66
Ratio of net investment income (loss) to average net assets (%)	6.82 (d)	6.85	6.49	5.18	4.42	5.09
Portfolio turnover rate (%)	26 (c)	63	56	42	48	85
Net assets, end of period (in millions)	$319.5	$298.8	$328.1	$296.0	$392.0	$385.0

	Class B
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.35	$7.23	$6.75	$7.94	$7.86	$7.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.48	0.43	0.35	0.33	0.36
Net realized and unrealized gain (loss)	0.09	0.09	0.42	(1.17)	0.07	0.18
Total income (loss) from investment operations	0.33	0.57	0.85	(0.82)	0.40	0.54
Less Distributions
Distributions from net investment income	(0.51)	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)
Total distributions	(0.51)	(0.45)	(0.37)	(0.37)	(0.32)	(0.41)
Net Asset Value, End of Period	$7.17	$7.35	$7.23	$6.75	$7.94	$7.86
Total Return (%) (b)	4.55 (c)	8.19	13.07	(10.33)	5.18	7.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.91	0.92	0.91	0.91	0.93
Net ratio of expenses to average net assets (%) (e)	0.88 (d)	0.88	0.90	0.89	0.89	0.91
Ratio of net investment income (loss) to average net assets (%)	6.57 (d)	6.60	6.24	4.96	4.17	4.83
Portfolio turnover rate (%)	26 (c)	63	56	42	48	85
Net assets, end of period (in millions)	$694.2	$684.1	$596.7	$525.7	$612.2	$448.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-115

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,805,394	$17,367,889
Baillie Gifford International Stock Portfolio (Class A) (b)	6,908,440	79,447,064
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,897,544	79,658,903
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,963,611	43,124,089
Brighthouse/Artisan International Portfolio (Class A) (a)	6,323,205	75,246,136
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	52,590	8,562,128
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,943,184	88,725,367
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,302,953	86,702,523
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,585,112	74,337,837
CBRE Global Real Estate Portfolio (Class A) (a)	4,957,837	51,561,508
Frontier Mid Cap Growth Portfolio (Class A) (b)	613,058	17,404,707
Harris Oakmark International Portfolio (Class A) (a)	6,904,798	97,288,608
Invesco Comstock Portfolio (Class A) (a)	8,754,591	105,755,465
Invesco Global Equity Portfolio (Class A) (a)	1,887,235	44,161,296
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,474,347	22,961,943
Jennison Growth Portfolio (Class A) (b)	7,154,824	105,819,843
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,902,087	29,949,537
Loomis Sayles Growth Portfolio (Class A) (a)	6,138,708	110,619,520
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	3,765,068	39,608,512
MFS Research International Portfolio (Class A) (a)	4,802,969	61,766,175
MFS Value Portfolio (Class A) (b)	8,532,146	109,723,395
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	910,410	$8,903,811
Neuberger Berman Genesis Portfolio (Class A) (b)	972,549	14,724,392
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,731,485	93,396,340
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	4,139,355	96,446,971
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,977,539	100,035,113
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,556,823	12,797,084
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,475,262	25,020,437
VanEck Global Natural Resources Portfolio (Class A) (b)	2,966,818	34,889,783
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	752,950	12,747,441
Total Investment Companies (Cost $1,707,634,155)		1,748,753,817
Total Investments—100.0% (Cost $1,707,634,155)		1,748,753,817
Other assets and liabilities (net)—0.0%		(628,985)
Net Assets—100.0%		$1,748,124,832

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Allspring Mid Cap Value Portfolio (Class A)	$16,944,427	$3,473,382	$(110,948)	$(17,223)	$(2,921,749)	$17,367,889
Baillie Gifford International Stock Portfolio (Class A)	74,270,858	3,706,099	(7,913,328)	1,235,567	8,147,868	79,447,064
BlackRock Capital Appreciation Portfolio (Class A)	66,087,479	20,358,139	(2,731,472)	324,321	(4,379,564)	79,658,903
Brighthouse Small Cap Value Portfolio (Class A)	46,401,256	7,672,838	(735,638)	(36,575)	(10,177,792)	43,124,089
Brighthouse/Artisan International Portfolio (Class A)	71,987,145	13,195,386	(15,211,884)	3,104,634	2,170,855	75,246,136
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,489,999	1,885,141	(65,309)	(3,180)	(1,744,523)	8,562,128
Brighthouse/Dimensional International Small Company Portfolio (Class A)	82,903,847	7,746,031	(12,361,887)	(4,513,958)	14,951,334	88,725,367
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	84,244,079	12,949,074	(1,441,557)	13,080	(9,062,153)	86,702,523
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	74,016,963	13,437,471	(2,961,870)	506,332	(10,661,059)	74,337,837
CBRE Global Real Estate Portfolio (Class A)	48,268,431	3,046,830	(645,205)	(49,753)	941,205	51,561,508
Frontier Mid Cap Growth Portfolio (Class A)	17,096,123	1,399,322	(524,715)	12,384	(578,407)	17,404,707
Harris Oakmark International Portfolio (Class A)	88,897,770	5,639,614	(10,827,826)	(313,801)	13,892,851	97,288,608
Invesco Comstock Portfolio (Class A)	102,864,927	15,589,593	(5,404,521)	(504,913)	(6,789,621)	105,755,465
Invesco Global Equity Portfolio (Class A)	43,284,970	6,569,973	(2,524,692)	625,567	(3,794,522)	44,161,296
Invesco Small Cap Growth Portfolio (Class A)	26,387,232	78,831	(2,640,220)	(1,350,431)	486,531	22,961,943
Jennison Growth Portfolio (Class A)	105,497,998	17,803,355	(7,220,174)	597,614	(10,858,950)	105,819,843
JPMorgan Small Cap Value Portfolio (Class A)	30,255,582	4,176,237	(30,085)	(10,766)	(4,441,431)	29,949,537
Loomis Sayles Growth Portfolio (Class A)	110,642,377	14,176,729	(8,054,573)	1,678,637	(7,823,650)	110,619,520
Loomis Sayles Small Cap Growth Portfolio (Class A)	42,828,879	4,484,902	(2,367,577)	(852,203)	(4,485,489)	39,608,512
MFS Research International Portfolio (Class A)	57,118,617	4,829,864	(4,607,067)	721,325	3,703,436	61,766,175
MFS Value Portfolio (Class A)	105,899,998	15,689,871	(4,854,864)	(1,462,330)	(5,549,280)	109,723,395
Morgan Stanley Discovery Portfolio (Class A)	8,793,368	29,024	(1,750,101)	857,055	974,465	8,903,811
See accompanying notes to financial statements.
BHFTI-116

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Neuberger Berman Genesis Portfolio (Class A)	$14,926,509	$2,367,757	$(11,263)	$(1,848)	$(2,556,763)	$14,724,392
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	45,203,251	54,381,113	(9,145,668)	266,242	2,691,402	93,396,340
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	45,147,972	932,980	(54,581,828)	(48,342)	8,549,218	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,521,795	12,976,107	(5,500,460)	1,011,792	(8,562,263)	96,446,971
T. Rowe Price Large Cap Value Portfolio (Class A)	96,950,034	13,699,878	(3,002,877)	(662,273)	(6,949,649)	100,035,113
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,888,557	1,771,628	(261,494)	(38,274)	(1,563,333)	12,797,084
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,064,414	5,302,459	(220,451)	16,539	(5,142,524)	25,020,437
VanEck Global Natural Resources Portfolio (Class A)	31,575,405	3,213,494	(2,557,460)	531,115	2,127,229	34,889,783
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,691,089	1,947,411	(88,929)	(2,423)	(1,799,707)	12,747,441
	$1,694,151,351	$274,530,533	$(170,355,943)	$1,633,911	$(51,206,035)	$1,748,753,817

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
Allspring Mid Cap Value Portfolio (Class A)	$2,830,071	$279,897	1,805,394
Baillie Gifford International Stock Portfolio (Class A)	3,170,038	536,061	6,908,440
BlackRock Capital Appreciation Portfolio (Class A)	10,052,025	—	1,897,544
Brighthouse Small Cap Value Portfolio (Class A)	6,315,751	667,789	3,963,611
Brighthouse/Artisan International Portfolio (Class A)	12,217,552	977,834	6,323,205
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,572,922	111,756	52,590
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,131,745	2,614,285	7,943,184
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	10,647,092	1,224,458	3,302,953
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,049,518	377,653	5,585,112
CBRE Global Real Estate Portfolio (Class A)	—	1,500,260	4,957,837
Frontier Mid Cap Growth Portfolio (Class A)	848,270	—	613,058
Harris Oakmark International Portfolio (Class A)	3,239,655	2,221,477	6,904,798
Invesco Comstock Portfolio (Class A)	12,657,405	2,193,749	8,754,591
Invesco Global Equity Portfolio (Class A)	6,497,225	62,612	1,887,235
Invesco Small Cap Growth Portfolio (Class A)	—	—	2,474,347
Jennison Growth Portfolio (Class A)	17,665,923	—	7,154,824
JPMorgan Small Cap Value Portfolio (Class A)	3,193,584	354,559	2,902,087
Loomis Sayles Growth Portfolio (Class A)	14,080,313	—	6,138,708
Loomis Sayles Small Cap Growth Portfolio (Class A)	4,403,400	—	3,765,068
MFS Research International Portfolio (Class A)	3,453,546	1,188,413	4,802,969
MFS Value Portfolio (Class A)	12,210,732	1,957,276	8,532,146
Morgan Stanley Discovery Portfolio (Class A)	—	—	910,410
Neuberger Berman Genesis Portfolio (Class A)	1,898,144	15,219	972,549
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	888,736	7,731,485
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	891,484	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	12,864,449	—	4,139,355
T. Rowe Price Large Cap Value Portfolio (Class A)	9,248,093	1,999,111	3,977,539
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,751,221	—	1,556,823
T. Rowe Price Small Cap Growth Portfolio (Class A)	5,161,475	63,923	1,475,262
VanEck Global Natural Resources Portfolio (Class A)	605,472	1,140,746	2,966,818
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,544,942	181,337	752,950
	$176,310,563	$21,448,635
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$221,197,220	$0	$117,022,629
See accompanying notes to financial statements.
BHFTI-117

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,748,753,817	$—	$—	$1,748,753,817
Total Investments	$1,748,753,817	$—	$—	$1,748,753,817

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-118

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Affiliated investments at value (a)	$1,748,753,817
Receivable for:
Affiliated investments sold	1,797,108
Fund shares sold	19,431
Total Assets	1,750,570,356
Liabilities
Payable for:
Fund shares redeemed	1,816,539
Accrued Expenses:
Management fees	101,175
Distribution and service fees	197,780
Deferred trustees’ fees	256,368
Other expenses	73,662
Total Liabilities	2,445,524
Net Assets	$1,748,124,832
Net Assets Consist of:
Paid in surplus	$1,519,245,166
Distributable earnings (Accumulated losses)	228,879,666
Net Assets	$1,748,124,832
Net Assets
Class A	$765,818,693
Class B	982,306,139
Capital Shares Outstanding*
Class A	66,724,881
Class B	86,210,331
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.48
Class B	11.39

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,707,634,155.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Affiliated Underlying Portfolios	$21,448,635
Total investment income	21,448,635
Expenses
Management fees	601,006
Administration fees	14,325
Custodian and accounting fees	7,736
Distribution and service fees—Class B	1,169,418
Audit and tax services	17,631
Legal	22,722
Trustees’ fees and expenses	20,035
Miscellaneous	5,191
Total expenses	1,858,064
Net Investment Income	19,590,571
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	1,633,911
Capital gain distributions from affiliated investments	176,310,563
Net realized gain (loss)	177,944,474
Net change in unrealized appreciation (depreciation) on affiliated investments	(51,206,035)
Net realized and unrealized gain (loss)	126,738,439
Net Increase (Decrease) in Net Assets From Operations	$146,329,010
See accompanying notes to financial statements.
BHFTI-119

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$19,590,571	$18,155,533
Net realized gain (loss)	177,944,474	76,106,670
Net change in unrealized appreciation (depreciation)	(51,206,035)	124,339,629
Increase (decrease) in net assets from operations	146,329,010	218,601,832
From Distributions to Shareholders
Class A	(42,750,034)	(34,922,812)
Class B	(52,978,199)	(45,736,647)
Total distributions	(95,728,233)	(80,659,459)
Increase (decrease) in net assets from capital share transactions	3,981,901	(131,894,777)
Total increase (decrease) in net assets	54,582,678	6,047,596
Net Assets
Beginning of period	1,693,542,154	1,687,494,558
End of period	$1,748,124,832	$1,693,542,154

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	338,501	$3,783,711	799,725	$8,752,808
Reinvestments	3,800,003	42,750,034	3,272,991	34,922,812
Redemptions	(3,296,849)	(37,168,647)	(6,286,261)	(68,652,124)
Net increase (decrease)	841,655	$9,365,098	(2,213,545)	$(24,976,504)
Class B
Sales	682,661	$7,524,727	1,654,901	$17,937,935
Reinvestments	4,742,900	52,978,199	4,314,778	45,736,647
Redemptions	(5,895,477)	(65,886,123)	(15,745,635)	(170,592,855)
Net increase (decrease)	(469,916)	$(5,383,197)	(9,775,956)	$(106,918,273)
Increase (decrease) derived from capital shares transactions		$3,981,901		$(131,894,777)
See accompanying notes to financial statements.
BHFTI-120

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.15	$10.30	$10.29	$14.45	$13.36	$12.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.13	0.12	0.13	0.12	0.17
Net realized and unrealized gain (loss)	0.86	1.25	1.90	(3.03)	2.27	1.86
Total income (loss) from investment operations	1.00	1.38	2.02	(2.90)	2.39	2.03
Less Distributions
Distributions from net investment income	(0.16)	(0.12)	(0.33)	(0.20)	(0.20)	(0.17)
Distributions from net realized capital gains	(0.51)	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)
Total distributions	(0.67)	(0.53)	(2.01)	(1.26)	(1.30)	(1.49)
Net Asset Value, End of Period	$11.48	$11.15	$10.30	$10.29	$14.45	$13.36
Total Return (%) (b)	9.14 (c)	13.65	21.10	(19.89)	18.34	19.23
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.08 (e)	0.08	0.09	0.08	0.08	0.09
Ratio of net investment income (loss) to average net assets (%) (f)	1.20 (g)	1.19	1.16	1.15	0.85	1.44
Portfolio turnover rate (%)	7 (c)	7	8	10	9	13
Net assets, end of period (in millions)	$765.8	$734.7	$701.5	$624.2	$828.1	$743.9

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.06	$10.22	$10.22	$14.36	$13.28	$12.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.10	0.09	0.10	0.08	0.14
Net realized and unrealized gain (loss)	0.85	1.25	1.89	(3.02)	2.27	1.85
Total income (loss) from investment operations	0.97	1.35	1.98	(2.92)	2.35	1.99
Less Distributions
Distributions from net investment income	(0.13)	(0.10)	(0.30)	(0.16)	(0.17)	(0.14)
Distributions from net realized capital gains	(0.51)	(0.41)	(1.68)	(1.06)	(1.10)	(1.32)
Total distributions	(0.64)	(0.51)	(1.98)	(1.22)	(1.27)	(1.46)
Net Asset Value, End of Period	$11.39	$11.06	$10.22	$10.22	$14.36	$13.28
Total Return (%) (b)	8.93 (c)	13.39	20.81	(20.15)	18.13	18.91
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.34	0.33	0.33	0.34
Ratio of net investment income (loss) to average net assets (%) (f)	0.95 (g)	0.95	0.92	0.90	0.60	1.22
Portfolio turnover rate (%)	7 (c)	7	8	10	9	13
Net assets, end of period (in millions)	$982.3	$958.8	$986.0	$893.6	$1,206.5	$1,126.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-121

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—69.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 69.6%
AB International Bond Portfolio (Class A) (a)	6,868,355	$52,542,920
Allspring Mid Cap Value Portfolio (Class A) (a)	7,595,709	73,070,725
Baillie Gifford International Stock Portfolio (Class A) (b)	12,097,938	139,126,290
BlackRock Bond Income Portfolio (Class A) (b)	4,091,168	362,682,028
BlackRock Capital Appreciation Portfolio (Class A) (b)	261,574	10,980,859
BlackRock High Yield Portfolio (Class A) (a)	6,675,554	48,798,302
Brighthouse Small Cap Value Portfolio (Class A) (a)	5,320,182	57,883,581
Brighthouse/Artisan International Portfolio (Class A) (a)	8,404,003	100,007,641
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	447,193	72,807,501
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	6,193,513	69,181,537
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,014,534	72,691,822
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	12,062,561	104,220,525
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	6,999,895	55,369,166
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	726,439	19,069,020
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,657,760	22,064,783
CBRE Global Real Estate Portfolio (Class A) (a)	4,184,648	43,520,337
Frontier Mid Cap Growth Portfolio (Class A) (b)	2,250,940	63,904,180
Harris Oakmark International Portfolio (Class A) (a)	13,571,072	191,216,407
Invesco Comstock Portfolio (Class A) (a)	449,010	5,424,037
Invesco Global Equity Portfolio (Class A) (a)	2,143,270	50,152,523
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	4,633,901	43,002,601
Jennison Growth Portfolio (Class A) (b)	1,071,006	15,840,184
JPMorgan Core Bond Portfolio (Class A) (a)	23,663,376	211,313,946
JPMorgan Small Cap Value Portfolio (Class A) (a)	4,153,652	42,865,692
Loomis Sayles Growth Portfolio (Class A) (a)	686,077	12,363,110
MFS Research International Portfolio (Class A) (a)	9,954,830	128,019,119
MFS Value Portfolio (Class A) (b)	1,226,037	15,766,835
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,520,805	24,653,471
Neuberger Berman Genesis Portfolio (Class A) (b)	2,222,334	33,646,133
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	9,718,093	97,569,654
PIMCO Total Return Portfolio (Class A) (a)	27,580,776	268,912,562
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,681,456	92,791,992
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	486,830	12,243,764
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,481,368	36,836,845
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	3,535,996	59,970,498
TCW Core Fixed Income Portfolio (Class A) (a)	34,154,967	292,366,515
VanEck Global Natural Resources Portfolio (Class A) (b)	5,781,994	67,996,249
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,818,788	152,485,329
Western Asset Management U.S. Government Portfolio (Class A) (b)	16,344,247	170,307,050
Total Investment Companies (Cost $3,552,028,497)		3,393,665,733

U.S. Treasury & Government Agencies—31.2%
Federal Agencies — 0.2%
Tennessee Valley Authority
4.250%, 09/15/65	10,000,000	8,060,642
Security Description	Principal Amount*	Value
U.S. Treasury — 31.0%
U.S. Treasury Bonds
1.375%, 08/15/50 (d)	287,600,000	$141,800,283
1.625%, 11/15/50	144,200,000	75,969,743
1.875%, 02/15/51	173,000,000	97,177,344
2.875%, 05/15/43	57,700,000	44,471,824
2.875%, 11/15/46	44,100,000	32,468,625
2.875%, 05/15/52	43,500,000	30,613,125
3.375%, 05/15/44 (d)	99,895,000	82,167,539
4.500%, 11/15/54	4,600,000	4,383,656
4.750%, 05/15/55	114,800,000	114,154,250
U.S. Treasury Notes
0.375%, 09/30/27 (e)	159,500,000	148,098,241
0.750%, 05/31/26 (e)	167,400,000	162,469,548
1.625%, 09/30/26	118,900,000	115,620,961
3.500%, 01/31/28 (f)	75,000,000	74,619,141
3.500%, 04/30/30	17,200,000	16,978,953
3.750%, 05/31/30 (e)	138,000,000	137,692,735
3.875%, 05/31/27 (e)	2,400,000	2,405,625
3.875%, 08/15/34 (e)	54,100,000	52,821,465
4.000%, 05/31/30 (e)	6,400,000	6,462,000
4.125%, 10/31/27 (f)	34,900,000	35,219,008
4.125%, 03/31/31 (d)	58,700,000	59,438,336
4.125%, 05/31/32 (e)	21,300,000	21,479,719
4.250%, 05/15/35 (e)	54,000,000	54,084,375
		1,510,596,496
Total U.S. Treasury & Government Agencies (Cost $1,850,736,875)		1,518,657,138

Agency Sponsored Mortgage-Backed Securities—3.7%
Agency Mortgage-Backed Securities — 3.7%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,183	3,948
4.000%, 03/01/50	67,574	63,870
4.000%, 05/01/50	25,269	23,655
5.000%, 08/01/53	26,484,859	26,012,875
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	1,454,531	1,438,121
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,500,587
3.000%, 12/01/51	26,411,147	22,915,310
3.180%, 07/01/35	2,348,318	2,101,177
4.000%, 08/01/47	18,764	17,770
4.000%, 06/01/48	80,299	75,997
4.000%, 11/01/48	4,584	4,339
4.000%, 03/01/49	818,380	774,222
4.000%, 08/01/49	111,651	105,084
4.000%, 03/01/50	17,218,283	16,090,303
4.000%, 07/01/50	3,494,148	3,304,120
Government National Mortgage Association, TBA
4.000%, TBA (g)	110,000,000	102,246,630
Total Agency Sponsored Mortgage-Backed Securities (Cost $178,565,378)		177,678,008

See accompanying notes to financial statements.
BHFTI-122

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—2.4%
Security Description	Principal Amount*	Value

Banks — 2.2%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (h)	15,000,000	$15,410,078
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (h)	10,000,000	10,214,306
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (h)	5,000,000	4,939,520
6.561%, SOFR + 1.950%, 10/24/34 (e) (h)	17,700,000	19,571,359
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,850,820
6.254%, SOFR + 2.390%, 03/09/34 (h)	9,000,000	9,629,657
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (h)	5,000,000	4,947,625
5.350%, SOFR + 1.845%, 06/01/34 (h)	10,600,000	10,905,509
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (h)	5,100,000	4,517,910
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (h)	15,000,000	15,183,114
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (h)	3,000,000	2,199,536
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (h)	8,800,000	9,004,575
		109,374,009
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	846,298
Electric — 0.1%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	495,205
Pacific Gas & Electric Co.
6.150%, 03/01/55	2,300,000	2,145,943
		2,641,148
Food — 0.0%
Mars, Inc.
5.700%, 05/01/55 (144A)	500,000	498,779
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,384,174
3.800%, 12/01/57	1,556,000	1,088,735
		2,472,909
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,874,000	1,684,578
Total Corporate Bonds & Notes (Cost $118,808,917)		117,517,721

Non-Agency Mortgage-Backed Securities—0.8%
Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (h)	17,807,140	15,146,504
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 0.5%
Bank
4.493%, 06/15/55 (h)	15,000,000	$14,590,379
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	10,050,341
		24,640,720
Total Non-Agency Mortgage-Backed Securities (Cost $42,368,774)		39,787,224

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	447,076
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,548,246
Total Municipals (Cost $2,476,030)		1,995,322

Short-Term Investments—0.4%
Repurchase Agreements—0.4%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25, with a maturity value of $16,602,047; collateralized by U.S. Treasury Bond at 4.625%, maturing 05/15/54, with a market value of $16,882,462	16,600,000	16,600,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $4,848,575; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $4,945,273	4,848,137	4,848,137
Total Short-Term Investments (Cost $21,448,137)		21,448,137
Total Investments—108.1% (Cost $5,766,432,608)		5,270,749,283
Other assets and liabilities (net)—(8.1)%		(394,167,967)
Net Assets—100.0%		$4,876,581,316

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2025, the market value of securities pledged was $186,655,168.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $101,628,053.
(g)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
See accompanying notes to financial statements.
BHFTI-123

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$18,691,117, which is 0.4% of net assets.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
AB International Bond Portfolio (Class A)	$63,601,851	$5,016,720	$(13,208,489)	$(2,861,271)	$(5,891)	$52,542,920
Allspring Mid Cap Value Portfolio (Class A)	74,588,505	13,519,283	(2,579,337)	308,269	(12,765,995)	73,070,725
Baillie Gifford International Stock Portfolio (Class A)	138,722,927	6,503,176	(23,475,612)	(1,202,781)	18,578,580	139,126,290
BlackRock Bond Income Portfolio (Class A)	370,757,916	23,284,500	(27,364,774)	(5,048,843)	1,053,229	362,682,028
BlackRock Capital Appreciation Portfolio (Class A)	10,981,271	1,590,976	(925,949)	341,583	(1,007,022)	10,980,859
BlackRock High Yield Portfolio (Class A)	50,984,808	3,843,577	(4,905,034)	243,606	(1,368,655)	48,798,302
Brighthouse Small Cap Value Portfolio (Class A)	60,031,517	12,076,499	(749,871)	160,519	(13,635,083)	57,883,581
Brighthouse/Artisan International Portfolio (Class A)	102,040,047	17,628,574	(27,364,630)	6,580,492	1,123,158	100,007,641
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	74,860,899	15,052,233	(2,252,766)	486,790	(15,339,655)	72,807,501
Brighthouse/Dimensional International Small Company Portfolio (Class A)	69,893,121	6,065,030	(15,468,421)	2,114,478	6,577,329	69,181,537
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	76,355,745	7,697,800	(6,207,076)	(93,721)	(5,060,926)	72,691,822
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	127,374,251	5,433,244	(26,734,802)	(2,794,381)	942,213	104,220,525
Brighthouse/Templeton International Bond Portfolio (Class A)	61,883,465	—	(14,242,245)	(4,486,683)	12,214,629	55,369,166
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	19,589,107	2,611,632	(1,160,321)	45,274	(2,016,672)	19,069,020
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	22,341,724	4,037,715	(1,286,777)	(166,701)	(2,861,178)	22,064,783
CBRE Global Real Estate Portfolio (Class A)	43,911,642	1,439,802	(2,671,040)	(204,155)	1,044,088	43,520,337
Frontier Mid Cap Growth Portfolio (Class A)	64,057,941	7,544,341	(5,766,296)	(2,098,865)	167,059	63,904,180
Harris Oakmark International Portfolio (Class A)	188,402,168	10,739,125	(36,293,146)	11,935,380	16,432,880	191,216,407
Invesco Comstock Portfolio (Class A)	5,498,606	767,612	(471,939)	103,076	(473,318)	5,424,037
Invesco Global Equity Portfolio (Class A)	50,435,835	7,621,572	(4,336,918)	850,274	(4,418,240)	50,152,523
Invesco Small Cap Growth Portfolio (Class A)	43,109,896	3,135,061	(2,329,490)	(1,230,214)	317,348	43,002,601
Jennison Growth Portfolio (Class A)	15,796,586	2,951,433	(1,367,382)	382,946	(1,923,399)	15,840,184
JPMorgan Core Bond Portfolio (Class A)	217,292,997	10,954,588	(16,603,064)	(2,369,774)	2,039,199	211,313,946
JPMorgan Small Cap Value Portfolio (Class A)	42,835,818	6,753,340	(429,151)	(152,968)	(6,141,347)	42,865,692
Loomis Sayles Growth Portfolio (Class A)	12,315,507	1,842,629	(1,117,381)	421,864	(1,099,509)	12,363,110
MFS Research International Portfolio (Class A)	127,420,935	9,646,682	(19,120,576)	4,362,295	5,709,783	128,019,119
MFS Value Portfolio (Class A)	15,917,260	2,041,006	(1,211,075)	93,939	(1,074,295)	15,766,835
Morgan Stanley Discovery Portfolio (Class A)	23,541,348	1,103,937	(5,158,152)	2,587,198	2,579,140	24,653,471
Neuberger Berman Genesis Portfolio (Class A)	33,782,403	5,787,803	(105,609)	(3,221)	(5,815,243)	33,646,133
PIMCO Inflation Protected Bond Portfolio (Class A)	101,813,215	2,968,616	(10,313,522)	(92,795)	3,194,140	97,569,654
PIMCO Total Return Portfolio (Class A)	279,941,180	17,903,532	(26,172,167)	(3,968,920)	1,208,937	268,912,562
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	43,705,597	61,773,423	(10,775,990)	1,668,407	(3,579,445)	92,791,992
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	48,421,084	941,786	(62,941,644)	154,033	13,424,741	—
T. Rowe Price Large Cap Value Portfolio (Class A)	12,302,327	1,488,538	(622,687)	113,579	(1,037,993)	12,243,764
T. Rowe Price Mid Cap Growth Portfolio (Class A)	37,400,067	5,754,243	(1,722,726)	(66,654)	(4,528,085)	36,836,845
T. Rowe Price Small Cap Growth Portfolio (Class A)	59,700,335	13,869,457	(1,414,185)	39,942	(12,225,051)	59,970,498
TCW Core Fixed Income Portfolio (Class A)	299,775,586	17,505,165	(23,834,414)	(4,098,569)	3,018,747	292,366,515
VanEck Global Natural Resources Portfolio (Class A)	67,527,138	4,719,511	(9,863,971)	4,539,441	1,074,130	67,996,249
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	167,761,339	11,872,177	(22,642,086)	(4,829,681)	323,580	152,485,329
Western Asset Management U.S. Government Portfolio (Class A)	178,326,466	9,452,519	(17,100,873)	(2,481,888)	2,110,826	170,307,050
	$3,505,000,430	$344,938,857	$(452,311,588)	$(718,700)	$(3,243,266)	$3,393,665,733
See accompanying notes to financial statements.
BHFTI-124

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
AB International Bond Portfolio (Class A)	$—	$5,016,720	6,868,355
Allspring Mid Cap Value Portfolio (Class A)	11,986,327	1,185,461	7,595,709
Baillie Gifford International Stock Portfolio (Class A)	5,562,538	940,638	12,097,938
BlackRock Bond Income Portfolio (Class A)	—	19,400,520	4,091,168
BlackRock Capital Appreciation Portfolio (Class A)	1,425,653	—	261,574
BlackRock High Yield Portfolio (Class A)	—	3,312,962	6,675,554
Brighthouse Small Cap Value Portfolio (Class A)	8,477,357	896,343	5,320,182
Brighthouse/Artisan International Portfolio (Class A)	16,322,222	1,306,352	8,404,003
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	13,375,905	950,354	447,193
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4,018,083	2,046,948	6,193,513
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	6,611,057	8,014,534
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	5,433,244	12,062,561
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	6,999,895
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	2,342,262	269,370	726,439
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,910,483	113,169	1,657,760
CBRE Global Real Estate Portfolio (Class A)	—	1,276,873	4,184,648
Frontier Mid Cap Growth Portfolio (Class A)	3,169,047	—	2,250,940
Harris Oakmark International Portfolio (Class A)	6,370,667	4,368,457	13,571,072
Invesco Comstock Portfolio (Class A)	654,223	113,388	449,010
Invesco Global Equity Portfolio (Class A)	7,508,533	72,358	2,143,270
Invesco Small Cap Growth Portfolio (Class A)	—	—	4,633,901
Jennison Growth Portfolio (Class A)	2,710,043	—	1,071,006
JPMorgan Core Bond Portfolio (Class A)	—	8,837,499	23,663,376
JPMorgan Small Cap Value Portfolio (Class A)	4,573,819	507,796	4,153,652
Loomis Sayles Growth Portfolio (Class A)	1,613,647	—	686,077
MFS Research International Portfolio (Class A)	7,176,983	2,469,699	9,954,830
MFS Value Portfolio (Class A)	1,759,046	281,960	1,226,037
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,520,805
Neuberger Berman Genesis Portfolio (Class A)	4,340,376	34,800	2,222,334
PIMCO Inflation Protected Bond Portfolio (Class A)	717,920	1,234,823	9,718,093
PIMCO Total Return Portfolio (Class A)	—	15,586,288	27,580,776
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	902,782	7,681,456
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	941,786	—
T. Rowe Price Large Cap Value Portfolio (Class A)	1,136,021	245,568	486,830
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,085,649	—	4,481,368
T. Rowe Price Small Cap Growth Portfolio (Class A)	12,399,758	153,566	3,535,996
TCW Core Fixed Income Portfolio (Class A)	—	13,696,061	34,154,967
VanEck Global Natural Resources Portfolio (Class A)	1,182,725	2,228,323	5,781,994
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	11,872,177	14,818,788
Western Asset Management U.S. Government Portfolio (Class A)	—	6,960,669	16,344,247
	$127,819,287	$119,268,011
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	4.250%	12/20/24	12/20/26	USD	(7,273,438)	$(7,273,438)
Deutsche Bank Securities, Inc.	4.450%	06/24/25	07/02/25	USD	(20,219,500)	(20,219,500)
Deutsche Bank Securities, Inc.	4.400%	06/23/25	07/07/25	USD	(6,432,000)	(6,432,000)
Deutsche Bank Securities, Inc.	4.420%	06/23/25	07/07/25	USD	(2,403,000)	(2,403,000)
Deutsche Bank Securities, Inc.	4.480%	06/25/25	07/02/25	USD	(8,245,000)	(8,245,000)
JPMorgan Securities LLC	4.440%	06/24/25	07/02/25	USD	(54,000,000)	(54,000,000)
JPMorgan Securities LLC	4.440%	06/16/25	07/14/25	USD	(13,035,000)	(13,035,000)
JPMorgan Securities LLC	4.450%	06/24/25	07/02/25	USD	(21,433,125)	(21,433,125)
JPMorgan Securities LLC	4.460%	06/24/25	07/02/25	USD	(53,288,500)	(53,288,500)
Total						$(186,329,563)
See accompanying notes to financial statements.
BHFTI-125

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. Additionally, securities in the amount of $293,856 have been received at the custodian bank as collateral for reverse repurchase agreements.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of June 30, 2025:
Counterparty	Reverse Repurchase Agreements	Collateral Pledged/ (Received)(a)	Net Amount (b)
Barclays Bank PLC	$(7,273,438)	$7,273,438	$—
Deutsche Bank Securities, Inc.	(37,299,500)	37,299,500	—
JPMorgan Securities LLC	(141,756,625)	141,262,313	(494,312)
	$(186,329,563)	$185,835,251	$(494,312)

(a)
Collateral with a value of $186,655,168 has been pledged and $293,856 has been received in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,370,202,513	$286,858,613	$1 ,313,543,267	$404,583,444
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$982,706,016	$997,562,461
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of June 30, 2025:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Capital, Inc.	$(104,363,808)	$104,423,985	$(880,000)	$(819,823)
UBS Securities LLC	(14,072,920)	14,169,094	—	96,174
Total	$(118,436,728)	$118,593,079	$(880,000)	$(723,649)

(a)	Represents market value of borrowings as of June 30, 2025.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

See accompanying notes to financial statements.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds	$—	$—	$—	$(7,273,438)	$(7,273,438)
U.S. Treasury	—	(179,056,125)	—	—	(179,056,125)
Secured Borrowing Transactions
U.S. Treasury	—	(117,115,439)	(1,321,289)	—	(118,436,728)
Total Borrowings	$—	$(296,171,564)	$(1,321,289)	$(7,273,438)	$(304,766,291)
Gross amount of recognized liabilities for secured borrowings transactions					$(304,766,291)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/19/25	4,524	USD	1,414,598,250	$42,720,716
U.S. Treasury Ultra Long Bond Futures	09/19/25	199	USD	23,705,875	146,098

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	09/30/25	(199)	USD	(41,396,664)	(126,139)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(753)	USD	(86,042,016)	(1,718,836)
Net Unrealized Appreciation					$41,021,839
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$42,720,716
Interest Rate	Unrealized appreciation on futures contracts (a)	146,098	Unrealized depreciation on futures contracts (a)	$1,844,975
Total		$42,866,814		$1,844,975

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$2,308,999	$(111,219,189)	$(108,910,190)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$(4,547,307)	$88,034,195	$83,486,888
See accompanying notes to financial statements.
BHFTI-127

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,005,863,094
Futures contracts short	(164,312,866)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,393,665,733	$—	$—	$3,393,665,733
Total U.S. Treasury & Government Agencies*	—	1,518,657,138	—	1,518,657,138
Total Agency Sponsored Mortgage-Backed Securities*	—	177,678,008	—	177,678,008
Total Corporate Bonds & Notes*	—	117,517,721	—	117,517,721
Total Non-Agency Mortgage-Backed Securities*	—	39,787,224	—	39,787,224
Total Municipals*	—	1,995,322	—	1,995,322
Total Short-Term Investments*	—	21,448,137	—	21,448,137
Total Investments	$3,393,665,733	$1,877,083,550	$—	$5,270,749,283
Reverse Repurchase Agreements (Liability)	$—	$(186,329,563)	$—	$(186,329,563)
Secured Borrowings (Liability)	$—	$(118,436,728)	$—	$(118,436,728)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$42,866,814	$—	$—	$42,866,814
Futures Contracts (Unrealized Depreciation)	(1,844,975)	—	—	(1,844,975)
Total Futures Contracts	$41,021,839	$—	$—	$41,021,839

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-128

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$1,877,083,550
Affiliated investments at value (b)	3,393,665,733
Cash	249,511
Cash denominated in foreign currencies (c)	395,436
Cash collateral for futures contracts	289,000
Receivable for:
Affiliated investments sold	597,118
TBA securities sold	210,936,172
Fund shares sold	90,055
Interest	11,410,324
Deferred dollar roll income	33,905
Variation margin on futures contracts	7,289,631
Prepaid expenses	10,746
Total Assets	5,502,051,181
Liabilities
Secured borrowings	118,436,728
Reverse repurchase agreements	186,329,563
Cash collateral (d)	2,607,110
Payable for:
TBA securities purchased	311,321,406
Fund shares redeemed	3,961,060
Interest on reverse repurchase agreements	333,518
Accrued Expenses:
Management fees	950,491
Distribution and service fees	984,332
Deferred trustees’ fees	210,951
Other expenses	334,706
Total Liabilities	625,469,865
Net Assets	$4,876,581,316
Net Assets Consist of:
Paid in surplus	$5,828,591,388
Distributable earnings (Accumulated losses)	(952,010,072)
Net Assets	$4,876,581,316
Net Assets
Class B	$4,876,581,316
Capital Shares Outstanding*
Class B	546,041,996
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,214,404,111.
(b)	Identified cost of affiliated investments was $3,552,028,497.
(c)	Identified cost of cash denominated in foreign currencies was $391,208.
(d)	Includes collateral of $1,727,110 for TBA securities and $880,000 for secured borrowing transactions.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$119,268,011
Interest	32,616,979
Total investment income	151,884,990
Expenses
Management fees	5,881,656
Administration fees	49,154
Custodian and accounting fees	50,284
Distribution and service fees—Class B	5,997,656
Interest expense	5,547,513
Audit and tax services	31,794
Legal	22,722
Trustees’ fees and expenses	20,036
Shareholder reporting	21,235
Insurance	9,168
Miscellaneous	18,664
Total expenses	17,649,882
Less management fee waiver	(123,972)
Net expenses	17,525,910
Net Investment Income	134,359,080
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(51,076,142)
Affiliated investments	(718,700)
Capital gain distributions from affiliated investments	127,819,287
Futures contracts	(108,910,190)
Net realized gain (loss)	(32,885,745)
Net change in unrealized appreciation (depreciation) on:
Investments	80,321,012
Affiliated investments	(3,243,266)
Futures contracts	83,486,888
Foreign currency transactions	31,890
Net change in unrealized appreciation (depreciation)	160,596,524
Net realized and unrealized gain (loss)	127,710,779
Net Increase (Decrease) in Net Assets From Operations	$262,069,859
See accompanying notes to financial statements.
BHFTI-129

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$134,359,080	$186,918,607
Net realized gain (loss)	(32,885,745)	47,244,059
Net change in unrealized appreciation (depreciation)	160,596,524	101,601,748
Increase (decrease) in net assets from operations	262,069,859	335,764,414
From Distributions to Shareholders
Class B	(191,196,942)	(179,265,176)
Total distributions	(191,196,942)	(179,265,176)
Increase (decrease) in net assets from capital share transactions	(166,003,968)	(2,873,101,596)
Total increase (decrease) in net assets	(95,131,051)	(2,716,602,358)
Net Assets
Beginning of period	4,971,712,367	7,688,314,725
End of period	$4,876,581,316	$4,971,712,367

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	766,594	$6,763,553	1,251,897	$11,173,853
Reinvestments	21,901,139	191,196,942	20,347,920	179,265,176
Redemptions	(41,067,419)	(363,964,463)	(341,124,786)	(3,063,540,625)
Net increase (decrease)	(18,399,686)	$(166,003,968)	(319,524,969)	$(2,873,101,596)
Increase (decrease) derived from capital shares transactions		$(166,003,968)		$(2,873,101,596)
See accompanying notes to financial statements.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.81	$8.70	$8.22	$12.01	$11.84	$12.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.23	0.19	0.18	0.14	0.25
Net realized and unrealized gain (loss)	0.23	0.10	0.56	(2.76)	0.73	1.06
Total income (loss) from investment operations	0.48	0.33	0.75	(2.58)	0.87	1.31
Less Distributions
Distributions from net investment income	(0.36)	(0.22)	(0.27)	(0.25)	(0.28)	(0.29)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.96)	(0.42)	(1.19)
Total distributions	(0.36)	(0.22)	(0.27)	(1.21)	(0.70)	(1.48)
Net Asset Value, End of Period	$8.93	$8.81	$8.70	$8.22	$12.01	$11.84
Total Return (%) (b)	5.57 (c)	3.76	9.24	(21.81)	7.54	12.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.74 (e)	0.58	0.55	0.51	0.49	0.50
Gross ratio of expenses to average net assets excluding interest expense (%) (d)	0.50 (e)	0.50	0.49	0.49	0.49	0.49
Net ratio of expenses to average net assets (%) (d) (f)	0.73 (e)	0.57	0.55	0.51	0.49	0.49
Net ratio of expenses to average net assets excluding interest expense (%) (d) (f)	0.50 (e)	0.50	0.49	0.49	0.49	0.49
Ratio of net investment income (loss) to average net assets (%) (g)	3.09 (e)(h)	2.60	2.22	1.91	1.18	2.19
Portfolio turnover rate (%)	32 (c)(i)	35 (i)	41 (i)	26 (i)	45 (i)	76 (i)
Net assets, end of period (in millions)	$4,876.6	$4,971.7	$7,688.3	$8,060.4	$11,622.6	$12,162.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.
(i)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 13%,10%,12%, 8%, 18%, and 24% for the six months ended June 30, 2025, and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-131

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Automobile Components — 0.3%
Holley, Inc. (a) (b)	949,992	$1,899,984
Banks — 11.4%
Associated Banc-Corp. (a)	250,927	6,120,110
BOK Financial Corp.	36,490	3,562,519
Hancock Whitney Corp.	253,276	14,538,042
Old National Bancorp (a)	311,484	6,647,069
Renasant Corp. (a)	231,199	8,306,980
SouthState Corp. (a)	145,668	13,405,826
UMB Financial Corp. (a)	236,102	24,828,486
Webster Financial Corp.	111,014	6,061,364
		83,470,396
Beverages — 0.8%
Primo Brands Corp.	199,048	5,895,802
Building Products — 4.7%
CSW Industrials, Inc.	10,639	3,051,584
Janus International Group, Inc. (a) (b)	403,282	3,282,716
Quanex Building Products Corp. (a)	345,666	6,533,087
Simpson Manufacturing Co., Inc.	44,672	6,938,008
UFP Industries, Inc. (a)	150,083	14,912,247
		34,717,642
Capital Markets — 0.6%
GlassBridge Enterprises, Inc. (b)	572	14,300
Marex Group PLC	89,152	3,518,829
Westwood Holdings Group, Inc. (a)	64,638	1,008,353
		4,541,482
Chemicals — 9.2%
Avient Corp.	450,198	14,545,897
Ecovyst, Inc. (a) (b)	592,773	4,878,522
Innospec, Inc.	259,752	21,842,546
Mativ Holdings, Inc.	556,154	3,792,970
Minerals Technologies, Inc.	62,785	3,457,570
NewMarket Corp.	21,485	14,843,127
Quaker Chemical Corp. (a)	35,630	3,988,422
		67,349,054
Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	934,173	3,344,339
Ennis, Inc. (a)	206,271	3,741,756
VSE Corp. (a)	13,617	1,783,555
		8,869,650
Construction & Engineering — 0.3%
WillScot Holdings Corp. (a)	68,232	1,869,557
Construction Materials — 3.0%
Eagle Materials, Inc. (a)	90,026	18,195,155
Titan America SA (b)	309,873	3,867,215
		22,062,370
Containers & Packaging — 5.2%
Amcor PLC (a)	591,747	5,438,155
Security Description	Shares	Value
Containers & Packaging—(Continued)
Myers Industries, Inc.	287,637	$4,167,860
Silgan Holdings, Inc. (a)	332,465	18,012,954
TriMas Corp. (a)	373,679	10,690,956
		38,309,925
Diversified Consumer Services — 0.4%
Matthews International Corp. - Class A (a)	130,414	3,118,199
Electrical Equipment — 0.9%
Atkore, Inc.	93,549	6,599,882
Electronic Equipment, Instruments & Components — 3.8%
Belden, Inc. (a)	127,401	14,753,036
Ingram Micro Holding Corp.	126,736	2,641,178
Insight Enterprises, Inc. (b)	14,288	1,972,958
Knowles Corp. (a) (b)	156,956	2,765,565
Novanta, Inc. (b)	46,298	5,969,201
		28,101,938
Energy Equipment & Services — 0.9%
Forum Energy Technologies, Inc. (a) (b)	32,456	631,918
Liberty Energy, Inc.	250,681	2,877,818
Patterson-UTI Energy, Inc. (a)	476,390	2,824,993
		6,334,729
Financial Services — 1.3%
Compass Diversified Holdings	577,228	3,624,992
Euronet Worldwide, Inc. (a) (b)	55,724	5,649,299
		9,274,291
Food Products — 5.1%
J&J Snack Foods Corp. (a)	188,105	21,332,988
Nomad Foods Ltd.	636,995	10,822,545
Tootsie Roll Industries, Inc. (a)	152,402	5,097,847
		37,253,380
Gas Utilities — 0.6%
MDU Resources Group, Inc. (a)	283,937	4,733,230
Ground Transportation — 0.9%
Werner Enterprises, Inc.	252,743	6,915,049
Health Care Equipment & Supplies — 2.1%
CONMED Corp. (a)	33,483	1,743,795
Enovis Corp. (a) (b)	68,163	2,137,592
Globus Medical, Inc. - Class A (b)	17,495	1,032,555
Haemonetics Corp. (a) (b)	97,904	7,304,617
Varex Imaging Corp. (b)	346,253	3,002,013
		15,220,572
Health Care Providers & Services — 0.2%
Ardent Health, Inc. (b)	104,643	1,429,423
Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	40,010	3,129,983
Denny's Corp. (a) (b)	696,740	2,856,634
See accompanying notes to financial statements.
BHFTI-132

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Genius Sports Ltd. (a) (b)	282,610	$2,939,144
Jack in the Box, Inc. (a)	65,946	1,151,417
Pursuit Attractions & Hospitality, Inc. (a) (b)	190,329	5,487,185
		15,564,363
Household Durables — 0.4%
La-Z-Boy, Inc. (a)	75,489	2,805,926
Household Products — 2.0%
Central Garden & Pet Co. (Voting Shares) (a) (b)	77,122	2,713,152
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	251,050	7,855,355
Spectrum Brands Holdings, Inc. (a)	76,628	4,061,284
		14,629,791
Insurance — 5.5%
Abacus Global Management, Inc. (a) (b)	189,908	976,127
Aspen Insurance Holdings Ltd. - Class A (b)	64,068	2,016,220
CNO Financial Group, Inc.	133,268	5,141,479
Hanover Insurance Group, Inc.	65,819	11,180,674
Stewart Information Services Corp.	219,861	14,312,951
White Mountains Insurance Group Ltd. (a)	3,873	6,954,824
		40,582,275
Interactive Media & Services — 0.7%
Angi, Inc. (a) (b)	44,776	683,282
IAC, Inc. (b)	65,619	2,450,213
Ziff Davis, Inc. (b)	68,928	2,086,451
		5,219,946
IT Services — 1.3%
Kyndryl Holdings, Inc. (a) (b)	229,845	9,644,296
Life Sciences Tools & Services — 0.8%
Azenta, Inc. (a) (b)	98,573	3,034,077
Charles River Laboratories International, Inc. (b)	16,322	2,476,537
		5,510,614
Machinery — 13.3%
Alamo Group, Inc.	74,452	16,258,828
Atmus Filtration Technologies, Inc.	141,698	5,160,641
Douglas Dynamics, Inc. (a)	312,751	9,216,772
Franklin Electric Co., Inc.	263,686	23,663,182
Gates Industrial Corp. PLC (a) (b)	265,633	6,117,528
Hillman Solutions Corp. (b)	891,922	6,368,323
Mayville Engineering Co., Inc. (b)	256,856	4,099,422
Mueller Industries, Inc.	288,379	22,917,479
Standex International Corp. (a)	13,946	2,182,270
Timken Co. (a)	23,918	1,735,251
		97,719,696
Media — 0.2%
DallasNews Corp. (b)	31,298	134,581
Thryv Holdings, Inc. (a) (b)	139,568	1,697,147
		1,831,728
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts — 2.6%
AGNC Investment Corp. (a)	936,110	$8,602,851
New York Mortgage Trust, Inc. (a)	495,147	3,317,485
Two Harbors Investment Corp. (a)	671,904	7,236,406
		19,156,742
Oil, Gas & Consumable Fuels — 3.4%
Berry Corp. (a)	308,693	855,079
Chord Energy Corp.	99,988	9,683,838
Core Natural Resources, Inc. (a)	13,007	907,108
Magnolia Oil & Gas Corp. - Class A (a)	374,862	8,426,898
Northern Oil & Gas, Inc. (a)	182,245	5,166,646
		25,039,569
Personal Care Products — 0.2%
Edgewell Personal Care Co. (a)	67,234	1,573,948
Pharmaceuticals — 2.3%
Perrigo Co. PLC (a)	148,246	3,961,133
Prestige Consumer Healthcare, Inc. (b)	162,535	12,978,420
		16,939,553
Professional Services — 3.3%
Alight, Inc. - Class A (a)	471,377	2,667,994
CBIZ, Inc. (a) (b)	55,705	3,994,605
Korn Ferry	180,101	13,206,806
Maximus, Inc.	57,933	4,066,897
		23,936,302
Residential REITs — 0.6%
Elme Communities	264,931	4,212,403
Retail REITs — 0.5%
Agree Realty Corp. (a)	53,807	3,931,139
Semiconductors & Semiconductor Equipment — 0.2%
Diodes, Inc. (a) (b)	28,049	1,483,512
Software — 0.9%
Bit Digital, Inc. (b)	418,047	915,523
Progress Software Corp. (a)	83,375	5,322,660
Synchronoss Technologies, Inc. (b)	61,797	423,309
		6,661,492
Specialized REITs — 0.2%
Smartstop Self Storage REIT, Inc.	40,420	1,464,417
Specialty Retail — 0.5%
Five Below, Inc. (a) (b)	27,761	3,641,688
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf, Inc. (a) (b)	97,061	5,377,179
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a) (b)	25,031	2,535,140
Levi Strauss & Co. - Class A	222,533	4,114,635
See accompanying notes to financial statements.
BHFTI-133

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
Steven Madden Ltd. (a)	162,521	$3,897,253
		10,547,028
Trading Companies & Distributors — 1.3%
Air Lease Corp.	135,035	7,898,197
Custom Truck One Source, Inc. (a) (b)	404,181	1,996,654
		9,894,851
Total Common Stocks (Cost $694,142,368)		715,335,013

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	35,242	0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $20,310,018; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $20,714,488	20,308,185	20,308,185
Total Short-Term Investments (Cost $20,308,185)		20,308,185

Securities Lending Reinvestments (e)—12.8%
Certificates of Deposit—0.7%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
4.750%, SOFR + 0.350%, 05/14/26 (f)	2,000,000	1,999,997
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (f)	1,000,000	1,000,436
Truist Bank
4.340%, 07/01/25	1,000,000	1,000,001
		5,000,432
Commercial Paper—0.5%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (f)	1,000,000	1,000,010
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,272
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (f)	1,000,000	999,964
		3,999,246
Security Description	Principal Amount*	Value
Repurchase Agreements—10.6%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $3,000,372; collateralized by various Common Stock with an aggregate market value of $3,339,222	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $5,000,629; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $5,000,607; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $5,100,000	5,000,000	5,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,008,166; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,087,833	4,007,679	4,007,679
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $6,000,757; collateralized by various Common Stock with an aggregate market value of $6,690,630	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $14,012,413; collateralized by various Common Stock with an aggregate market value of $15,611,720	14,000,000	14,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $10,001,233; collateralized by various Common Stock with an aggregate market value of $11,126,188	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-134

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $14,001,723; collateralized by various Common Stock with an aggregate market value of $15,401,896	14,000,000	$14,000,000
		78,007,679
Time Deposits—1.0%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (f)	2,000,000	2,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $94,007,197)		94,007,357
Total Investments—112.9% (Cost $808,457,750)		829,650,555
Other assets and liabilities (net)—(12.9)%		(94,611,097)
Net Assets—100.0%		$735,039,458

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $156,813,451 and the collateral received consisted of cash in the amount of $94,006,956 and non-cash collateral with a value of $66,880,216. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$384,333,242	$0	$380,557,781
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(94,006,956)	$—	$—	$—	$(94,006,956)
Gross amount of recognized liabilities for securities lending transactions					$(94,006,956)
See accompanying notes to financial statements.
BHFTI-135

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$715,335,013	$—	$—	$715,335,013
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	20,308,185	—	20,308,185
Total Securities Lending Reinvestments*	—	94,007,357	—	94,007,357
Total Investments	$715,335,013	$114,315,542	$0	$829,650,555
Collateral for Securities Loaned (Liability)	$—	$(94,006,956)	$—	$(94,006,956)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-136

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$829,650,555
Receivable for:
Investments sold	249,066
Fund shares sold	89,216
Dividends and interest	951,798
Prepaid expenses	5,708
Total Assets	830,946,343
Liabilities
Collateral for securities loaned	94,006,956
Payable for:
Investments purchased	931,212
Fund shares redeemed	54,982
Accrued Expenses:
Management fees	419,678
Distribution and service fees	60,791
Deferred trustees’ fees	224,101
Other expenses	209,165
Total Liabilities	95,906,885
Net Assets	$735,039,458
Net Assets Consist of:
Paid in surplus	$642,088,258
Distributable earnings (Accumulated losses)	92,951,200
Net Assets	$735,039,458
Net Assets
Class A	$433,202,561
Class B	301,836,897
Capital Shares Outstanding*
Class A	39,805,920
Class B	28,236,914
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.88
Class B	10.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $808,457,750.
(b)	Includes securities loaned at value of $156,813,451.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$7,953,701
Interest	355,762
Securities lending income	84,571
Total investment income	8,394,034
Expenses
Management fees	2,744,264
Administration fees	23,704
Custodian and accounting fees	35,034
Distribution and service fees—Class B	382,901
Audit and tax services	25,988
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	27,931
Insurance	3,594
Miscellaneous	7,818
Total expenses	3,293,991
Less management fee waiver	(111,511)
Less broker commission recapture	(13,635)
Net expenses	3,168,845
Net Investment Income	5,225,189
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	69,973,410
Net change in unrealized appreciation (depreciation) on investments	(129,362,521)
Net realized and unrealized gain (loss)	(59,389,111)
Net Increase (Decrease) in Net Assets From Operations	$(54,163,922)
See accompanying notes to financial statements.
BHFTI-137

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,225,189	$11,426,050
Net realized gain (loss)	69,973,410	109,844,096
Net change in unrealized appreciation (depreciation)	(129,362,521)	(44,340,464)
Increase (decrease) in net assets from operations	(54,163,922)	76,929,682
From Distributions to Shareholders
Class A	(70,123,498)	(41,606,617)
Class B	(48,770,291)	(28,327,046)
Total distributions	(118,893,789)	(69,933,663)
Increase (decrease) in net assets from capital share transactions	124,313,419	(162,130,415)
Total increase (decrease) in net assets	(48,744,292)	(155,134,396)
Net Assets
Beginning of period	783,783,750	938,918,146
End of period	$735,039,458	$783,783,750

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,399,793	$17,875,551	82,428	$1,151,674
Reinvestments	6,439,256	70,123,498	3,130,671	41,606,617
Redemptions	(239,505)	(3,278,311)	(12,454,202)	(182,814,974)
Net increase (decrease)	7,599,544	$84,720,738	(9,241,103)	$(140,056,683)
Class B
Sales	932,157	$11,495,077	532,789	$7,273,705
Reinvestments	4,557,971	48,770,291	2,164,022	28,327,046
Redemptions	(1,586,096)	(20,672,687)	(4,135,544)	(57,674,483)
Net increase (decrease)	3,904,032	$39,592,681	(1,438,733)	$(22,073,732)
Increase (decrease) derived from capital shares transactions		$124,313,419		$(162,130,415)
See accompanying notes to financial statements.
BHFTI-138

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.96	$14.05	$13.60	$19.25	$14.72	$15.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.20	0.20	0.19	0.14	0.17
Net realized and unrealized gain (loss)	(1.08)	0.92	1.59	(2.70)	4.58	(0.46)
Total income (loss) from investment operations	(0.98)	1.12	1.79	(2.51)	4.72	(0.29)
Less Distributions
Distributions from net investment income	(0.20)	(0.22)	(0.18)	(0.16)	(0.18)	(0.20)
Distributions from net realized capital gains	(1.90)	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)
Total distributions	(2.10)	(1.21)	(1.34)	(3.14)	(0.19)	(0.75)
Net Asset Value, End of Period	$10.88	$13.96	$14.05	$13.60	$19.25	$14.72
Total Return (%) (b)	(7.02) (c)	8.40	14.21	(12.90)	32.12 (d)	(0.32)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (e)	0.79	0.79	0.78	0.77	0.79
Net ratio of expenses to average net assets (%) (f)	0.77 (e)	0.78	0.78	0.76	0.75	0.78
Ratio of net investment income (loss) to average net assets (%)	1.54 (e)	1.40	1.46	1.19	0.81	1.37
Portfolio turnover rate (%)	53 (c)	18	22	17	18	38
Net assets, end of period (in millions)	$433.2	$449.7	$582.4	$575.3	$799.1	$828.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.73	$13.84	$13.41	$19.01	$14.55	$15.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.16	0.16	0.15	0.10	0.13
Net realized and unrealized gain (loss)	(1.06)	0.90	1.57	(2.66)	4.52	(0.44)
Total income (loss) from investment operations	(0.98)	1.06	1.73	(2.51)	4.62	(0.31)
Less Distributions
Distributions from net investment income	(0.16)	(0.18)	(0.14)	(0.11)	(0.15)	(0.17)
Distributions from net realized capital gains	(1.90)	(0.99)	(1.16)	(2.98)	(0.01)	(0.55)
Total distributions	(2.06)	(1.17)	(1.30)	(3.09)	(0.16)	(0.72)
Net Asset Value, End of Period	$10.69	$13.73	$13.84	$13.41	$19.01	$14.55
Total Return (%) (b)	(7.12) (c)	8.10	13.95	(13.09)	31.77 (d)	(0.57)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (e)	1.04	1.04	1.03	1.02	1.04
Net ratio of expenses to average net assets (%) (f)	1.02 (e)	1.03	1.03	1.01	1.00	1.03
Ratio of net investment income (loss) to average net assets (%)	1.27 (e)	1.17	1.22	0.96	0.57	1.08
Portfolio turnover rate (%)	53 (c)	18	22	17	18	38
Net assets, end of period (in millions)	$301.8	$334.1	$356.6	$341.2	$436.8	$395.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 31.92% and 31.56% for the year ended December 31, 2021.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-139

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Belgium — 2.0%
Anheuser-Busch InBev SA	65,192	$4,482,185
Anheuser-Busch InBev SA (ADR) (a)	18,465	1,268,915
UCB SA	54,242	10,656,396
		16,407,496
Brazil — 1.3%
MercadoLibre, Inc. (b)	4,117	10,760,315
Canada — 0.2%
Enbridge, Inc.	38,600	1,750,358
China — 3.7%
Contemporary Amperex Technology Co. Ltd. - Class A	90,700	3,192,971
Tencent Holdings Ltd.	202,300	12,993,143
Tencent Holdings Ltd. (ADR)	174,939	11,283,566
Tencent Music Entertainment Group - Class A	67,300	654,542
Tencent Music Entertainment Group (ADR) (a)	139,867	2,726,008
		30,850,230
Denmark — 4.0%
Danske Bank AS	454,187	18,517,494
NKT AS (b)	71,900	5,816,456
Novonesis (Novozymes) - B Shares	130,443	9,366,569
		33,700,519
France — 14.0%
Accor SA	159,014	8,318,842
Air Liquide SA	105,246	21,738,119
Airbus SE	44,825	9,379,358
AXA SA	339,788	16,701,029
BNP Paribas SA	226,517	20,402,229
Cie de Saint-Gobain SA	85,724	10,084,412
Danone SA	101,803	8,317,634
Safran SA	53,799	17,521,471
SPIE SA	89,755	5,049,651
		117,512,745
Germany — 10.9%
Allianz SE	42,000	17,017,152
Deutsche Boerse AG	57,102	18,632,519
Deutsche Telekom AG	357,012	13,070,998
MTU Aero Engines AG	17,532	7,796,437
RWE AG	224,339	9,374,969
Symrise AG	58,461	6,138,571
Vonovia SE	541,232	19,064,420
		91,095,066
Greece — 1.1%
Piraeus Financial Holdings SA	1,346,982	9,358,497
Hong Kong — 3.2%
AIA Group Ltd.	1,814,000	16,312,892
Prudential PLC	845,796	10,618,490
		26,931,382
Security Description	Shares	Value
Italy — 4.2%
BFF Bank SpA (b)	863,016	$9,462,153
Enel SpA	226,865	2,153,213
Mediobanca Banca di Credito Finanziario SpA (a)	287,605	6,688,787
Ryanair Holdings PLC	422,667	11,959,098
Wizz Air Holdings PLC (a) (b)	337,795	5,066,850
		35,330,101
Japan — 4.5%
Coca-Cola Bottlers Japan Holdings, Inc. (a)	277,411	4,479,441
Mitsubishi Heavy Industries Ltd.	749,206	18,774,784
Nippon Sanso Holdings Corp. (a)	224,733	8,497,898
Tokyo Gas Co. Ltd.	177,035	5,885,518
		37,637,641
Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	1,884,400	6,234,301
Netherlands — 0.6%
Argenx SE (b)	7,498	4,133,713
Argenx SE (ADR) (b)	1,286	708,869
		4,842,582
Portugal — 0.3%
Jeronimo Martins SGPS SA	83,046	2,102,934
Russia — 0.0%
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0
Singapore — 0.0%
Singapore Technologies Engineering Ltd.	60,829	372,769
South Korea — 10.5%
Hanwha Aerospace Co. Ltd.	42,000	26,395,451
Hyundai Rotem Co. Ltd.	45,024	6,554,518
LIG Nex1 Co. Ltd.	114,923	46,006,782
LS Electric Co. Ltd.	42,297	9,379,925
		88,336,676
Spain — 1.0%
Aena SME SA	303,867	8,111,357
Switzerland — 7.0%
Galderma Group AG	9,016	1,313,504
Medacta Group SA	43,099	7,317,262
SGS SA	122,091	12,417,122
UBS Group AG	1,113,271	37,826,871
		58,874,759
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	330,000	11,914,982
United Kingdom — 21.4%
3i Group PLC	152,464	8,624,374
Babcock International Group PLC	1,063,056	16,741,319
British American Tobacco PLC	489,124	23,146,487
Flutter Entertainment PLC (b)	5,273	1,497,415
See accompanying notes to financial statements.
BHFTI-140

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United Kingdom — (Continued)
HSBC Holdings PLC	551,200	$6,682,319
London Stock Exchange Group PLC	59,799	8,737,750
Melrose Industries PLC	3,601,621	26,251,757
National Grid PLC	2,605,957	38,102,693
RELX PLC	299,018	16,220,185
SSE PLC	657,718	16,533,197
Tesco PLC	1,995,953	10,994,977
Unilever PLC	93,637	5,703,350
		179,235,823
United States — 5.4%
Amazon.com, Inc. (b)	50,742	11,132,288
Aon PLC - Class A	57,511	20,517,624
Swiss Re AG	78,682	13,654,256
		45,304,168
Total Common Stocks (Cost $648,256,746)		816,664,701

Rights—0.1%
South Korea — 0.1%
Hanwha Aerospace Co. Ltd. (b) (Cost $0)	3,161	384,524

Short-Term Investments—0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $5,073,658; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $5,174,745	5,073,200	5,073,200
Total Short-Term Investments (Cost $5,073,200)		5,073,200

Securities Lending Reinvestments (e)—2.3%
Short-Term Investment Funds — 0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (f)	1,000,000	1,000,000
		5,000,000

Repurchase Agreements — 1.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	$1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $2,040,248	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,156,805; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,199,674	2,156,542	2,156,542
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $500,063; collateralized by various Common Stock with an aggregate market value of $557,553	500,000	500,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,500,304; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $2,550,001	2,500,000	2,500,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $550,068	500,000	500,000
		14,656,542
Total Securities Lending Reinvestments (Cost $19,656,542)		19,656,542
Total Investments—100.4% (Cost $672,986,488)		841,778,967
Other assets and liabilities (net)—(0.4)%		(3,552,205)
Net Assets—100.0%		$838,226,762

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $0, which is 0.0%

See accompanying notes to financial statements.
BHFTI-141

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
of net assets. See details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $20,933,092 and the collateral received consisted of cash in the amount of
$19,656,542 and non-cash collateral with a value of $3,113,288. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Aerospace & Defense	18.0
Insurance	11.3
Capital Markets	8.8
Banks	7.4
Chemicals	5.5
Multi-Utilities	4.5
Professional Services	3.4
Machinery	3.0
Interactive Media & Services	2.9
Tobacco	2.8

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$517,595,292	$0	$663,546,409
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(19,656,542)	$—	$—	$—	$(19,656,542)
Gross amount of recognized liabilities for securities lending transactions					$(19,656,542)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$1,268,915	$15,138,581	$—	$16,407,496
Brazil	10,760,315	—	—	10,760,315
Canada	1,750,358	—	—	1,750,358
China	14,009,574	16,840,656	—	30,850,230
Denmark	—	33,700,519	—	33,700,519
France	—	117,512,745	—	117,512,745
Germany	—	91,095,066	—	91,095,066
Greece	—	9,358,497	—	9,358,497
Hong Kong	—	26,931,382	—	26,931,382
Italy	—	35,330,101	—	35,330,101
Japan	—	37,637,641	—	37,637,641
Mexico	6,234,301	—	—	6,234,301
Netherlands	708,869	4,133,713	—	4,842,582
See accompanying notes to financial statements.
BHFTI-142

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Portugal	$—	$2,102,934	$—	$2,102,934
Russia	—	—	0	0
Singapore	—	372,769	—	372,769
South Korea	—	88,336,676	—	88,336,676
Spain	—	8,111,357	—	8,111,357
Switzerland	—	58,874,759	—	58,874,759
Taiwan	—	11,914,982	—	11,914,982
United Kingdom	—	179,235,823	—	179,235,823
United States	31,649,912	13,654,256	—	45,304,168
Total Common Stocks	66,382,244	750,282,457	0	816,664,701
Total Rights*	—	384,524	—	384,524
Total Short-Term Investments*	—	5,073,200	—	5,073,200
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Repurchase Agreements	—	14,656,542	—	14,656,542
Total Securities Lending Reinvestments	5,000,000	14,656,542	—	19,656,542
Total Investments	$71,382,244	$770,396,723	$0	$841,778,967
Collateral for Securities Loaned (Liability)	$—	$(19,656,542)	$—	$(19,656,542)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-143

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$841,778,967
Cash denominated in foreign currencies (c)	4,922,239
Receivable for:
Investments sold	11,241,924
Dividends and interest	5,039,459
Prepaid expenses	6,747
Total Assets	862,989,336
Liabilities
Collateral for securities loaned	19,656,542
Payable for:
Investments purchased	3,066,679
Fund shares redeemed	1,027,710
Accrued Expenses:
Management fees	509,404
Distribution and service fees	54
Deferred trustees’ fees	183,204
Other expenses	318,981
Total Liabilities	24,762,574
Net Assets	$838,226,762
Net Assets Consist of:
Paid in surplus	$586,651,353
Distributable earnings (Accumulated losses)	251,575,409
Net Assets	$838,226,762
Net Assets
Class A	$837,959,991
Class B	266,771
Capital Shares Outstanding*
Class A	70,457,312
Class B	22,447
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.89
Class B	11.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $672,986,488.
(b)	Includes securities loaned at value of $20,933,092.
(c)	Identified cost of cash denominated in foreign currencies was $4,894,087.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$15,421,793
Interest	336,477
Securities lending income	87,895
Total investment income	15,846,165
Expenses
Management fees	3,109,337
Administration fees	25,541
Custodian and accounting fees	91,242
Distribution and service fees—Class B	299
Audit and tax services	28,473
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	11,822
Insurance	3,874
Miscellaneous	15,501
Total expenses	3,328,846
Less management fee waiver	(21,446)
Net expenses	3,307,400
Net Investment Income	12,538,765
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	73,060,747
Foreign currency transactions	99,250
Net realized gain (loss)	73,159,997
Net change in unrealized appreciation (depreciation) on:
Investments	122,445,302
Foreign currency transactions	417,916
Net change in unrealized appreciation (depreciation)	122,863,218
Net realized and unrealized gain (loss)	196,023,215
Net Increase (Decrease) in Net Assets From Operations	$208,561,980

(a)	Net of foreign withholding taxes of $1,560,250.
See accompanying notes to financial statements.
BHFTI-144

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,538,765	$9,968,453
Net realized gain (loss)	73,159,997	145,019,692
Net change in unrealized appreciation (depreciation)	122,863,218	(57,838,708)
Increase (decrease) in net assets from operations	208,561,980	97,149,437
From Distributions to Shareholders
Class A	(146,558,193)	(10,251,956)
Class B	(44,950)	(2,295)
Total distributions	(146,603,143)	(10,254,251)
Increase (decrease) in net assets from capital share transactions	(53,780,294)	(175,796,494)
Total increase (decrease) in net assets	8,178,543	(88,901,308)
Net Assets
Beginning of period	830,048,219	918,949,527
End of period	$838,226,762	$830,048,219

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	32,898	$425,919	7,230	$80,634
Reinvestments	12,733,118	146,558,193	915,353	10,251,956
Redemptions	(15,938,955)	(200,795,846)	(16,610,076)	(186,087,488)
Net increase (decrease)	(3,172,939)	$(53,811,734)	(15,687,493)	$(175,754,898)
Class B
Sales	21	$252	99	$1,100
Reinvestments	3,909	44,950	205	2,295
Redemptions	(1,112)	(13,762)	(3,955)	(44,991)
Net increase (decrease)	2,818	$31,440	(3,651)	$(41,596)
Increase (decrease) derived from capital shares transactions		$(53,780,294)		$(175,796,494)
See accompanying notes to financial statements.
BHFTI-145

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.27	$10.29	$9.14	$14.01	$13.03	$12.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.12	0.11	0.17	0.11	0.07
Net realized and unrealized gain (loss)	2.88	0.99	1.21	(2.96)	1.03	0.82
Total income (loss) from investment operations	3.07	1.11	1.32	(2.79)	1.14	0.89
Less Distributions
Distributions from net investment income	(0.18)	(0.13)	(0.17)	(0.11)	(0.08)	(0.16)
Distributions from net realized capital gains	(2.27)	0.00	0.00	(1.97)	(0.08)	(0.41)
Total distributions	(2.45)	(0.13)	(0.17)	(2.08)	(0.16)	(0.57)
Net Asset Value, End of Period	$11.89	$11.27	$10.29	$9.14	$14.01	$13.03
Total Return (%) (b)	28.01 (c)(d)	10.77	14.60	(19.10)	8.70	7.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (e)	0.80	0.81	0.79	0.80	0.80
Net ratio of expenses to average net assets (%) (f)	0.80 (e)	0.79	0.80	0.78	0.78	0.79
Ratio of net investment income (loss) to average net assets (%)	3.02 (e)	1.10	1.12	1.68	0.82	0.64
Portfolio turnover rate (%)	65 (d)	88	82	50	61	67
Net assets, end of period (in millions)	$838.0	$829.8	$918.7	$926.4	$1,236.8	$1,212.0

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.25	$10.27	$9.13	$13.97	$13.00	$12.67
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.10	0.09	0.14	0.08	0.04
Net realized and unrealized gain (loss)	2.88	0.98	1.20	(2.94)	1.02	0.83
Total income (loss) from investment operations	3.05	1.08	1.29	(2.80)	1.10	0.87
Less Distributions
Distributions from net investment income	(0.15)	(0.10)	(0.15)	(0.07)	(0.05)	(0.13)
Distributions from net realized capital gains	(2.27)	0.00	0.00	(1.97)	(0.08)	(0.41)
Total distributions	(2.42)	(0.10)	(0.15)	(2.04)	(0.13)	(0.54)
Net Asset Value, End of Period	$11.88	$11.25	$10.27	$9.13	$13.97	$13.00
Total Return (%) (b)	27.85 (c)(d)	10.53	14.22	(19.27)	8.41	7.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (e)	1.05	1.06	1.04	1.05	1.05
Net ratio of expenses to average net assets (%) (f)	1.05 (e)	1.04	1.05	1.03	1.03	1.04
Ratio of net investment income (loss) to average net assets (%)	2.85 (e)	0.86	0.87	1.42	0.57	0.34
Portfolio turnover rate (%)	65 (d)	88	82	50	61	67
Net assets, end of period (in millions)	$0.3	$0.2	$0.2	$0.2	$0.3	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-146

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—92.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.330%, 3M TSFR + 5.000%, 04/11/29	1,362,000	$1,288,792
Planet U.S. Buyer LLC
2024 Term Loan B, 7.330%, 3M TSFR + 3.000%, 02/07/31	1,212,750	1,219,572
		2,508,364
Aerospace/Defense — 1.2%
Air Comm Corp. LLC
2024 Delayed Draw Term Loan, 12/11/31 (b)	113,461	113,745
2024 Term Loan, 7.300%, 3M TSFR + 3.000%, 12/11/31	1,358,135	1,364,925
Novaria Holdings LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 06/06/31	198,502	198,751
TransDigm, Inc.
2023 Term Loan J, 6.796%, 3M TSFR + 2.500%, 02/28/31	3,034,382	3,041,968
2024 Term Loan K, 7.046%, 3M TSFR + 2.750%, 03/22/30	1,589,178	1,596,556
		6,315,945
Agriculture — 0.2%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 9.296%, 3M TSFR + 5.000%, 10/31/31	498,750	496,256
Alltech, Inc.
2025 Term Loan, 8.691%, 1M TSFR + 4.250%, 08/13/30	731,069	733,658
		1,229,914
Airlines — 0.4%
American Airlines, Inc.
2025 Term Loan, 6.522%, 3M TSFR + 2.250%, 04/20/28	650,000	647,156
Vista Management Holding, Inc.
2025 Term Loan B, 8.048%, 3M TSFR + 3.750%, 04/01/31	550,000	551,547
WestJet Loyalty LP
Term Loan B, 7.546%, 3M TSFR + 3.250%, 02/14/31	987,500	987,912
		2,186,615
Apparel — 1.0%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.577%, 1M TSFR + 2.250%, 12/21/28	1,243,545	1,243,674
2025 Delayed Draw Term Loan, 6.577%, 1M TSFR + 2.250%, 02/13/32	573,563	573,347
Beach Acquisition Bidco LLC
USD Term Loan B, 06/25/32 (c)	500,000	502,709
Hanesbrands, Inc.
2025 Term Loan B, 7.077%, 1M TSFR + 2.750%, 03/07/32	1,343,560	1,347,759
Varsity Brands, Inc.
2025 Term Loan, 7.830%, 3M TSFR + 3.500%, 08/26/31	1,498,750	1,499,375
		5,166,864
Auto Parts & Equipment — 1.4%
Adient U.S. LLC
2024 Term Loan B2, 6.577%, 1M TSFR + 2.250%, 01/31/31	663,106	665,386
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 8.441%, 1M TSFR + 4.000%, 04/06/28	1,175,713	1,137,869
Clarios Global LP
2024 USD Term Loan B, 6.827%, 1M TSFR + 2.500%, 05/06/30	2,307,592	2,301,103
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
DexKo Global, Inc.
2021 USD Term Loan B, 8.191%, 1M TSFR + 3.750%, 10/04/28	870,750	$834,831
Garrett LX I SARL
2025 Term Loan B, 6.530%, 3M TSFR + 2.250%, 01/30/32	1,638,725	1,646,919
Lippert Colipper
Term Loan B, 6.827%, 1M TSFR + 2.500%, 03/25/32	324,187	325,403
RealTruck Group, Inc.
2023 Incremental Term Loan, 9.441%, 1M TSFR + 5.000%, 01/31/28	691,250	633,358
		7,544,869
Banks — 0.1%
Walker & Dunlop, Inc.
2025 Term Loan B, 6.312%, 1M TSFR + 2.000%, 03/14/32	673,312	675,837
Beverages — 1.3%
Arterra Wines Canada, Inc.
2020 Term Loan, 8.057%, 3M TSFR + 3.500%, 11/24/27	882,276	873,894
Celsius Holdings, Inc.
Term Loan, 7.492%, 3M TSFR + 3.250%, 04/01/32	675,000	679,429
City Brewing Co. LLC
2024 First Lien Second Out PIK TL, 04/05/28 (d)	868,873	10,861
2024 First Out New Money Term Loan, 10.506%, 3M TSFR + 6.250%, 04/05/28	180,680	49,687
2024 FLFO Roll Up Term Loan, 8.018%, 3M TSFR + 3.500%, 04/05/28	557,356	153,273
Primo Brands Corp.
2025 Term Loan B, 6.546%, 3M TSFR + 2.250%, 03/31/28	4,003,432	4,021,780
Sazerac Co., Inc.
Term Loan B, 06/25/32 (c)	900,000	902,025
		6,690,949
Building Materials — 3.1%
ACProducts, Inc.
2021 Term Loan B, 8.807%, 3M TSFR + 4.250%, 05/17/28	1,122,996	855,349
Chamberlain Group, Inc.
Term Loan B, 7.677%, 1M TSFR + 3.250%, 11/03/28	1,803,946	1,808,315
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.812%, 1M TSFR + 4.500%, 05/15/31	1,935,375	1,647,488
CPG International, Inc.
2024 Term Loan B, 6.327%, 1M TSFR + 2.000%, 09/26/31	721,375	722,615
EMRLD Borrower LP
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 08/04/31	543,381	542,815
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.057%, 3M TSFR + 3.500%, 12/22/28	888,113	891,721
Knife River Holdco
Term Loan, 6.310%, 3M TSFR + 2.000%, 03/08/32	224,438	225,279
LHS Borrower LLC
2022 Term Loan B, 9.177%, 1M TSFR + 4.750%, 02/16/29	622,985	580,414
MI Windows & Doors LLC
2024 Term Loan B2, 7.327%, 1M TSFR + 3.000%, 03/28/31	767,250	769,827
Oscar AcquisitionCo LLC
Term Loan B, 8.546%, 3M TSFR + 4.250%, 04/29/29	807,096	746,060
PHRG Intermediate LLC
2025 Term Loan B, 8.333%, 3M TSFR + 4.000%, 02/20/32	900,000	891,563
See accompanying notes to financial statements.
BHFTI-147

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.577%, 1M TSFR + 2.250%, 03/19/29	708,508	$709,393
2025 Term Loan B, 6.577%, 1M TSFR + 2.250%, 02/10/32	1,596,000	1,595,714
2025 Term Loan B1, 6.577%, 1M TSFR + 2.250%, 04/14/31	4,076,381	4,075,745
		16,062,298
Chemicals — 3.9%
A-AP Buyer, Inc.
Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/09/31	472,625	471,443
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.046%, 3M TSFR + 1.750%, 12/20/29	1,312,529	1,318,271
Discovery Purchaser Corp.
Term Loan, 8.022%, 3M TSFR + 3.750%, 10/04/29	1,292,265	1,291,942
ECO Services Operations Corp.
2024 Term Loan B, 6.280%, 3M TSFR + 2.000%, 06/12/31	726,407	723,078
INEOS U.S. Finance LLC
2023 USD Term Loan B, 7.577%, 1M TSFR + 3.250%, 02/18/30	4,224,914	4,061,199
2024 USD 1st Lien Term Loan B, 7.327%, 1M TSFR + 3.000%, 02/07/31	1,017,129	971,994
Lonza Group AG
USD Term Loan B, 8.321%, 3M TSFR + 3.925%, 07/03/28	1,535,877	1,411,087
Momentive Performance Materials, Inc.
2023 Term Loan, 8.327%, 1M TSFR + 4.000%, 03/29/28	2,077,796	2,082,124
Natgasoline LLC
2025 Term Loan B, 9.827%, 1M TSFR + 5.500%, 03/29/30	496,875	494,391
Nouryon Finance BV
2024 USD Term Loan B1, 7.510%, 3M TSFR + 3.250%, 04/03/28	743,283	746,999
2024 USD Term Loan B2, 7.550%, 3M TSFR + 3.250%, 04/03/28	664,921	666,584
Paint Intermediate III LLC
2024 Term Loan B, 7.299%, 3M TSFR + 3.000%, 10/09/31	523,688	520,087
PMHC II, Inc.
2022 Term Loan B, 8.642%, 3M TSFR + 4.250%, 04/23/29	1,474,458	1,291,256
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.796% - 6.827%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 09/30/31 (e)	1,769,110	1,733,728
2024 Term Loan B1, 6.546%, 3M TSFR + 2.250%, 04/04/29	1,265,079	1,243,257
WR Grace & Co-Conn.
2021 Term Loan B, 7.546%, 3M TSFR + 3.250%, 09/22/28	1,206,250	1,205,999
		20,233,439
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.827%, 1M TSFR + 3.500%, 05/10/30	532,172	528,180
Commercial Services — 10.1%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 7.046%, 3M TSFR + 2.750%, 09/07/28	2,248,597	2,251,408
Albion Financing 3 SARL
2025 USD Term Loan B, 7.321%, 3M TSFR + 3.000%, 08/16/29	1,943,530	1,948,389
AlixPartners LLP
2021 USD Term Loan B, 6.941%, 1M TSFR + 2.500%, 02/04/28	1,063,233	1,068,328
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.177%, 1M TSFR + 3.750%, 05/12/28	3,226,187	$3,244,031
Amspec Parent LLC
2024 Delayed Draw Term Loan, 12/22/31 (b)	113,333	113,758
2025 Delayed Draw Term Loan, 12/22/31 (c)	33,333	33,521
2025 Term Loan, 7.796%, 3M TSFR + 3.500%, 12/22/31	953,333	959,292
APFS Staffing Holdings, Inc.
2021 Term Loan, 8.577%, 1M TSFR + 4.250%, 12/29/28	265,393	244,244
Belfor Holdings, Inc.
2025 USD Term Loan B3, 7.327%, 1M TSFR + 3.000%, 11/01/30	555,598	556,987
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.077%, 1M TSFR + 2.750%, 01/31/31	1,490,387	1,476,725
CCRR Parent, Inc.
Term Loan B, 8.697%, 3M TSFR + 4.250%, 03/06/28	1,480,096	632,741
CHG Healthcare Services, Inc.
2024 Term Loan B1, 7.333%, 3M TSFR + 3.000%, 09/29/28	1,549,285	1,556,340
Citrin Cooperman Advisors LLC
2025 Delayed Draw Term Loan, 04/01/32 (b)	77,273	77,369
2025 Term Loan B, 7.316%, 3M TSFR + 3.000%, 04/01/32	1,197,727	1,199,224
CohnReznick LLP
Delayed Draw Term Loan, 03/31/32 (b)	126,880	126,880
Term Loan, 8.296%, 3M TSFR + 4.000%, 03/31/32	548,120	548,120
Corp. Service Co.
Term Loan B, 6.327%, 1M TSFR + 2.000%, 11/02/29	528,354	528,684
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 7.077%, 1M TSFR + 2.750%, 10/01/31	1,194,000	1,198,627
EAB Global, Inc.
2021 Term Loan, 7.327%, 1M TSFR + 3.000%, 08/16/30	934,247	920,233
Employbridge Holding Co.
2025 First Out Delayed Draw Term Loan, 01/19/30 (b)	277,489	216,442
2025 First Out Term Loan, 9.796%, 3M TSFR + 5.500%, 01/19/30	661,023	515,598
2025 Second Out Term Loan, 9.307%, 3M TSFR + 4.750%, 01/19/30	1,478,289	399,138
Ensemble RCM LLC
2024 Term Loan B, 7.280%, 3M TSFR + 3.000%, 08/01/29	2,413,341	2,425,408
First Advantage Holdings LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 10/31/31	1,585,016	1,587,988
Foundational Education Group, Inc.
1st Lien Term Loan, 8.291%, 3M TSFR + 3.750%, 08/31/28	579,000	529,785
Garda World Security Corp.
2025 Term Loan B, 7.314%, 1M TSFR + 3.000%, 02/01/29	2,270,074	2,270,783
Grant Thornton Advisors LLC
2025 Term Loan B, 7.077%, 1M TSFR + 2.750%, 06/02/31	2,184,149	2,185,514
Herc Holdings, Inc.
Term Loan B, 6.324%, 3M TSFR + 2.000%, 06/02/32	350,000	351,823
Hertz Corp.
2021 Term Loan B, 8.041%, 3M TSFR + 3.500%, 06/30/28	201,920	168,603
2021 Term Loan C, 8.041%, 3M TSFR + 3.500%, 06/30/28	39,640	33,099
2023 Incremental Term Loan B, 8.033%, 3M TSFR + 3.750%, 06/30/28	1,206,625	1,001,499
KUEHG Corp.
2024 Term Loan, 7.546%, 3M TSFR + 3.250%, 06/12/30	1,325,830	1,326,865
See accompanying notes to financial statements.
BHFTI-148

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Lernen Bidco Ltd.
2024 USD Term Loan B2, 8.290%, 6M TSFR + 4.000%, 10/27/31	522,378	$526,623
Monitronics International, Inc.
2023 Exit Term Loan, 12.057%, 3M TSFR + 7.500%, 06/30/28	913,389	904,255
NAB Holdings LLC
2025 Repriced Term Loan B, 6.796%, 3M TSFR + 2.500%, 11/24/28	3,419,307	3,385,114
Nuvei Technologies Corp.
2024 Term Loan B1, 7.327%, 1M TSFR + 3.000%, 11/17/31	523,688	524,615
PG Investment Co. 59 SARL
Term Loan B, 7.046%, 3M TSFR + 2.750%, 03/26/31	1,390,326	1,396,192
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.320%, 1M TSFR + 2.000%, 10/13/30	918,074	919,652
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	105,000	105,013
Term Loan B, 7.577%, 1M TSFR + 3.250%, 11/19/31	1,466,325	1,466,508
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.780%, 3M TSFR + 5.500%, 03/29/30	1,299,410	1,234,439
Shift4 Payments LLC
2025 Term Loan, 05/07/32 (c)	225,000	227,004
Spin Holdco, Inc.
2021 Term Loan, 8.577%, 3M TSFR + 4.000%, 03/04/28	3,379,177	2,951,711
Spring Education Group, Inc.
Term Loan, 8.296%, 3M TSFR + 4.000%, 10/04/30	344,750	346,689
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.608% - 8.651%, 3M TSFR + 4.500%, 12/19/31 (e)	750,000	745,313
Teneo Holdings LLC
2024 Term Loan B, 9.077%, 1M TSFR + 4.750%, 03/13/31	1,260,055	1,273,049
TMF Group Holding BV
2025 USD Term Loan B, 7.035%, 3M TSFR + 2.750%, 05/03/28	394,030	395,261
Trans Union LLC
2024 Term Loan B9, 6.077%, 1M TSFR + 1.750%, 06/24/31	1,628,782	1,632,854
TTF Holdings LLC
2024 Term Loan, 8.002%, 6M TSFR + 3.750%, 07/18/31	1,273,894	1,262,748
Vaco Holdings LLC
2022 Term Loan, 9.446%, 3M TSFR + 5.000%, 01/21/29	730,363	671,706
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.827%, 1M TSFR + 2.500%, 01/30/31	671,872	669,143
WEX, Inc.
2024 Term Loan B2, 6.077%, 1M TSFR + 1.750%, 03/31/28	916,142	917,001
		53,252,336
Computers — 2.8%
Clover Holdings 2 LLC
Term Loan B, 8.307%, 3M TSFR + 4.000%, 12/09/31	2,250,000	2,256,327
Foundever Worldwide Corp.
2021 USD Term Loan, 8.191%, 1M TSFR + 3.750%, 08/28/28	1,949,062	1,081,122
Imprivata, Inc.
2025 Term Loan B, 7.321%, 3M TSFR + 3.000%, 12/01/27	1,048,394	1,053,636
Security Description	Principal Amount*	Value
Computers—(Continued)
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.316%, 1M TSFR + 3.000%, 03/01/29	1,487,932	$1,443,914
NCR Atleos LLC
2024 Term Loan B, 8.030%, 3M TSFR + 3.750%, 04/16/29	992,000	999,646
Redstone Holdco 2 LP
2024 CoOp Term Loan, 9.291%, 3M TSFR + 4.750%, 04/27/28	1,467,677	807,223
Synechron, Inc.
Term Loan B, 8.030%, 3M TSFR + 3.750%, 10/03/31	872,813	850,992
Tempo Acquisition LLC
2025 Repriced Term Loan B, 6.077%, 1M TSFR + 1.750%, 08/31/28	1,231,549	1,227,315
Twitter, Inc.
Term Loan, 10.927%, 1M TSFR + 6.500%, 10/26/29	2,209,469	2,161,596
Verifone Systems, Inc.
2025 Term Loan, 10.211%, 3M TSFR + 5.500%, 08/18/28	939,167	881,838
Veritas U.S., Inc.
2024 Priority Term Loan, 16.796%, 3M TSFR + 12.500%, 12/09/29	491,635	495,322
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.541%, 3M TSFR + 4.000%, 04/24/28	1,415,648	1,346,636
		14,605,567
Cosmetics/Personal Care — 0.8%
Conair Holdings LLC
Term Loan B, 8.191%, 1M TSFR + 3.750%, 05/17/28	1,884,629	1,388,344
Journey Personal Care Corp.
2024 Term Loan B, 8.046%, 3M TSFR + 3.750%, 03/01/28	1,518,333	1,521,180
Opal Bidco SAS
USD Term Loan B, 04/28/32 (c)	1,500,000	1,507,125
		4,416,649
Distribution/Wholesale — 2.2%
Core & Main LP
2024 Term Loan D, 6.270%, 6M TSFR + 2.000%, 07/27/28	2,910,582	2,914,220
2024 Term Loan E, 6.270%, 6M TSFR + 2.000%, 02/09/31	594,202	596,430
Gates Global LLC
2024 Term Loan B5, 6.077%, 1M TSFR + 1.750%, 06/04/31	2,275,250	2,277,917
Gloves Buyer, Inc.
2025 Term Loan, 8.321%, 1M TSFR + 4.000%, 01/17/32	1,950,000	1,912,624
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, 7.296%, 3M TSFR + 3.000%, 06/20/31	2,626,107	2,600,665
Windsor Holdings III LLC
2025 USD Term Loan B, 7.072%, 1M TSFR + 2.750%, 08/01/30	1,179,442	1,180,671
		11,482,527
Diversified Financial Services — 4.6%
Advisor Group, Inc.
2024 Term Loan B, 7.827%, 1M TSFR + 3.500%, 08/17/28	933,173	936,673
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.827%, 1M TSFR + 3.500%, 08/09/30	2,308,271	2,315,124
See accompanying notes to financial statements.
BHFTI-149

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Armor Holding II LLC
2025 Fungible Add On Term Loan B, 7.916%, 6M TSFR + 3.750%, 12/11/28	199,497	$200,794
Astra Acquisition Corp.
2024 New Money Term Loan A, 11.046%, 3M TSFR + 6.750%, 02/25/28	674,962	200,239
2024 Term Loan B, 10/25/28 (d)	948,151	3,556
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 6.071%, 1M TSFR + 1.750%, 06/24/30	1,632,646	1,636,282
Citco Funding LLC
2024 Term Loan B, 6.934%, 6M TSFR + 2.750%, 04/27/28	761,479	765,921
CPI Holdco B LLC
2024 Term Loan, 6.327%, 1M TSFR + 2.000%, 05/19/31	2,208,313	2,202,332
Edelman Financial Center LLC
2024 Term Loan, 7.327%, 1M TSFR + 3.000%, 04/07/28	1,687,888	1,691,806
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 8.322%, 3M TSFR + 4.000%, 02/18/27	475,000	470,844
Focus Financial Partners LLC
2025 Incremental Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/15/31	2,468,841	2,465,313
Guggenheim Partners LLC
2024 Term Loan B, 6.796%, 3M TSFR + 2.500%, 11/26/31	2,926,638	2,942,184
Hightower Holding LLC
2025 Term Loan B, 7.260%, 3M TSFR + 3.000%, 02/03/32	2,222,499	2,214,165
Kestra Advisor Services Holdings A, Inc.
2024 Repriced Term Loan, 7.327%, 1M TSFR + 3.000%, 03/22/31	645,133	645,536
Mariner Wealth Advisors LLC
Term Loan B, 6.796%, 3M TSFR + 2.500%, 08/18/28	1,506,108	1,512,697
Mermaid Bidco, Inc.
2024 USD Term Loan B, 7.510%, 3M TSFR + 3.250%, 07/03/31	1,342,312	1,349,862
OID-OL Intermediate I LLC
Term Loan 1, 10.318%, 3M TSFR + 6.000%, 02/01/29	109,739	112,825
Term Loan 2, 8.733%, 3M TSFR + 4.250%, 02/01/29	450,730	377,487
Orion Advisor Solutions, Inc.
2024 Term Loan B, 8.030%, 3M TSFR + 3.750%, 09/24/30	620,313	624,189
Orion U.S. Finco, Inc.
1st Lien Term Loan, 05/20/32 (c)	675,000	677,531
Pretzel Parent, Inc.
2024 Term Loan B, 8.827%, 1M TSFR + 4.500%, 10/01/31	972,563	964,863
		24,310,223
Electric — 2.1%
Calpine Corp.
2024 Term Loan B5, 6.077%, 1M TSFR + 1.750%, 02/15/32	1,424,263	1,425,371
Invenergy Thermal Operating I LLC
2025 Term Loan B, 05/17/32 (c)	1,335,937	1,347,627
2025 Term Loan C, 05/17/32 (c)	89,062	89,786
Kohler Energy Co. LLC
USD Term Loan B, 8.046%, 3M TSFR + 3.750%, 05/01/31	2,129,581	2,130,912
Lightning Power LLC
Term Loan B, 6.546%, 3M TSFR + 2.250%, 08/18/31	1,985,000	1,991,203
MRP Buyer LLC
Delayed Draw Term Loan, 05/24/32 (b)	220,161	217,226
Term Loan, 7.568%, 3M TSFR + 3.250%, 05/24/32	1,729,839	1,706,775
Security Description	Principal Amount*	Value
Electric—(Continued)
Talen Energy Supply LLC
2024-1 Incremental Term Loan, 6.808%, 3M TSFR + 2.500%, 12/15/31	1,990,000	$1,999,452
		10,908,352
Electrical Components & Equipment — 0.7%
Creation Technologies, Inc.
2021 Term Loan, 10.046%, 3M TSFR + 5.500%, 10/05/28	1,067,000	1,053,663
Energizer Holdings, Inc.
2025 Term Loan B, 6.321%, 1M TSFR + 2.000%, 03/19/32	1,750,000	1,757,656
Range Red Operating, Inc.
First Out Term Loan, 12.424%, 1M TSFR + 8.000%, 10/01/29 (f) (g)	197,753	196,824
Second Out Term Loan, 12.424%, 1M TSFR + 8.000%, 10/01/29 (f) (g)	829,545	825,646
		3,833,789
Electronics — 1.1%
II-VI, Inc.
2024 1st Lien Term Loan B, 6.327%, 1M TSFR + 2.000%, 07/02/29	844,697	845,753
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.574%, 1M TSFR + 4.250%, 12/02/31	2,050,000	2,063,452
Minimax Viking GmbH
2025 USD Term Loan B, 6.577%, 1M TSFR + 2.250%, 03/17/32	575,000	578,234
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.046%, 3M TSFR + 2.750%, 11/22/29	1,969,260	1,967,413
TTM Technologies, Inc.
2024 Term Loan B, 6.574%, 1M TSFR + 2.250%, 05/30/30	515,852	517,142
		5,971,994
Engineering & Construction — 1.6%
Apple Bidco LLC
2025 Term Loan, 6.827%, 1M TSFR + 2.500%, 09/23/31	1,153,748	1,154,830
Artera Services LLC
2024 Term Loan, 8.796%, 3M TSFR + 4.500%, 02/15/31	419,687	353,482
Azuria Water Solutions, Inc.
2025 Delayed Draw Term Loan, 05/17/28 (b)	61,688	62,035
2025 Term Loan B, 7.327%, 1M TSFR + 3.000%, 05/17/28	869,931	874,824
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.780% - 6.833%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (e)	2,104,451	2,108,923
Term Loan B, 6.827%, 1M TSFR + 2.500%, 07/01/31	1,298,417	1,300,851
Construction Partners, Inc.
Term Loan B, 6.827%, 1M TSFR + 2.500%, 11/03/31	522,375	524,334
Cube Industrials Buyer, Inc.
2024 Term Loan, 7.522%, 3M TSFR + 3.250%, 10/17/31	1,022,437	1,028,828
Newly Weds Foods, Inc.
Term Loan B, 6.562%, 1M TSFR + 2.250%, 03/15/32	1,125,000	1,125,000
		8,533,107
Entertainment — 2.5%
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.577%, 1M TSFR + 2.250%, 02/06/31	2,789,687	2,791,431
See accompanying notes to financial statements.
BHFTI-150

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
EOC Borrower LLC
Term Loan B, 7.327%, 1M TSFR + 3.000%, 03/24/32	2,000,000	$2,003,334
Flutter Financing BV
2024 Term Loan B, 6.046%, 3M TSFR + 1.750%, 11/30/30	1,622,507	1,617,689
Herschend Entertainment Co. LLC
2025 Term Loan B, 7.572%, 1M TSFR + 3.250%, 05/27/32	375,000	378,164
Light & Wonder International, Inc.
2024 Term Loan B2, 6.564%, 1M TSFR + 2.250%, 04/14/29	1,965,075	1,969,988
Ontario Gaming GTA LP
Term Loan B, 8.546%, 3M TSFR + 4.250%, 08/01/30	1,104,124	1,093,773
Scientific Games Holdings LP
2024 USD Term Loan B, 7.285%, 3M TSFR + 3.000%, 04/04/29	661,300	661,231
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 6.327%, 1M TSFR + 2.000%, 12/04/31	634,727	634,925
Voyager Parent LLC
Term Loan B, 05/09/32 (c)	1,900,000	1,882,528
		13,033,063
Environmental Control — 2.4%
EnergySolutions LLC
2023 Term Loan B, 7.577%, 1M TSFR + 3.250%, 09/20/30	780,896	786,753
GFL Environmental, Inc.
2025 Term Loan B, 6.824%, 3M TSFR + 2.500%, 03/03/32	1,900,000	1,903,562
Heritage-Crystal Clean, Inc.
Term Loan B, 8.069%, 3M TSFR + 3.750%, 10/17/30	2,173,184	2,184,050
Madison IAQ LLC
Term Loan, 6.762%, 6M TSFR + 2.500%, 06/21/28	1,957,243	1,961,647
Northstar Group Services, Inc.
2024 Term Loan B, 8.881%, 6M TSFR + 4.750%, 05/31/30	2,080,496	2,093,067
Reworld Holding Corp.
2025 Term Loan B, 6.568%, 1M TSFR + 2.250%, 11/30/28	492,922	492,922
2025 Term Loan C, 6.571%, 1M TSFR + 2.250%, 11/30/28	27,139	27,156
Term Loan B, 6.562%, 1M TSFR + 2.250%, 11/30/28	1,796,262	1,801,876
Term Loan C, 6.562%, 1M TSFR + 2.250%, 11/30/28	138,695	139,128
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.296%, 3M TSFR + 3.000%, 10/24/31	1,122,188	1,129,201
		12,519,362
Food — 0.8%
Cardenas Markets, Inc.
2022 Term Loan, 11.146%, 3M TSFR + 6.750%, 08/01/29	415,389	383,543
Del Monte Foods, Inc.
2024 First Out Term Loan, 12.474%, 3M TSFR + 8.000%, 3.000% PIK, 08/02/28 (h)	898,131	826,281
2024 Second Out Term Loan, 8.710% - 8.724%, 3M TSFR + 4.250%, 08/02/28 (e)	1,858,597	1,040,814
2025 PIK Term Loan, 12.409%, 3M TSFR + 8.000%, 08/02/28	798,303	725,458
Nomad Foods U.S. LLC
2023 Term Loan B5, 6.535%, 6M TSFR + 2.500%, 11/12/29	1,270,750	1,272,338
		4,248,434
Food Service — 0.2%
Aramark Services, Inc.
2024 Term Loan B8, 6.327%, 1M TSFR + 2.000%, 06/22/30	515,020	517,380
Security Description	Principal Amount*	Value
Food Service—(Continued)
Gategroup U.S. Finance, Inc.
USD Term Loan B, 05/28/32 (c)	500,000	$500,146
		1,017,526
Forest Products & Paper — 0.1%
Spa Holdings 3 OYJ
2025 USD Term Loan B, 05/23/30 (c)	500,000	497,500
Hand/Machine Tools — 0.8%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 9.677%, 1M TSFR + 5.250%, 02/08/29	420,505	365,314
2024 Super Priority 3rd Out Term Loan B, 7.500%, 1M TSFR + 7.500%, 6.927% PIK, 02/08/30 (h)	995,164	786,180
Dynamo Newco II GmbH
USD Term Loan B, 7.798%, 3M TSFR + 3.500%, 09/30/31	1,488,750	1,493,868
Madison Safety & Flow LLC
2025 Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/26/31	1,513,563	1,519,238
		4,164,600
Healthcare-Products — 0.9%
Avantor Funding, Inc.
2024 Term Loan, 6.427%, 1M TSFR + 2.000%, 11/08/27	65,707	65,953
Bausch & Lomb Corp.
2025 Term Loan B, 8.571%, 1M TSFR + 4.250%, 12/18/30	956,298	958,689
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.827%, 1M TSFR + 3.500%, 10/23/31 (b)	148,233	148,586
2024 Term Loan B, 7.827%, 1M TSFR + 3.500%, 10/23/31	1,148,832	1,151,560
Sotera Health Holdings LLC
2024 Term Loan B, 7.546%, 3M TSFR + 3.250%, 05/30/31	2,481,250	2,493,656
		4,818,444
Healthcare-Services — 2.6%
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 10.460%, 3M TSFR + 3.000%, 2.250% PIK, 01/15/26 (h)	915,349	839,833
Cano Health LLC
2024 Exit Term Loan, 13.796%, 3M TSFR + 9.500%, 06/28/29	570,055	475,996
Concentra Health Services, Inc.
2025 Repriced Term Loan B, 6.327%, 1M TSFR + 2.000%, 07/26/31	373,127	374,760
Electron BidCo, Inc.
2021 Term Loan, 7.077%, 1M TSFR + 2.750%, 11/01/28	1,624,055	1,629,710
ICON Luxembourg SARL
2024 LUX Term Loan B, 6.296%, 3M TSFR + 2.000%, 07/03/28	54,090	54,529
Loire Finco Luxembourg SARL
2025 USD Term Loan B, 8.327%, 1M TSFR + 4.000%, 01/21/30	286,066	287,318
MED ParentCo LP
2024 1st Lien Term Loan B, 7.577%, 1M TSFR + 3.500%, 04/15/31	997,487	1,002,654
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 7.880%, 3M TSFR + 3.500%, 11/01/28	1,076,154	572,547
See accompanying notes to financial statements.
BHFTI-151

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Midwest Physician Administrative Services LLC
2021 Term Loan, 7.807%, 3M TSFR + 3.000%, 03/12/28	704,162	$658,831
National Mentor Holdings, Inc.
2021 Term Loan, 8.146% - 8.177%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 03/02/28 (e)	1,105,446	1,070,440
2021 Term Loan C, 8.146%, 3M TSFR + 3.750%, 03/02/28	31,925	30,914
Pacific Dental Services LLC
2024 Term Loan B, 7.068%, 1M TSFR + 2.750%, 03/15/31	2,323,050	2,326,679
Parexel International Corp.
2025 Term Loan B, 6.827%, 1M TSFR + 2.500%, 11/15/28	388,413	388,898
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 02/21/31	1,589,935	1,595,897
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.296%, 3M TSFR + 2.000%, 07/03/28	13,477	13,574
Radnet Management, Inc.
2024 1st Lien Term Loan B, 6.580%, 3M TSFR + 2.250%, 04/18/31	1,237,500	1,240,594
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.077%, 1M TSFR + 2.750%, 12/19/30	1,221,099	1,226,919
		13,790,093
Holding Companies-Diversified — 0.0%
Emerald X, Inc.
2025 Term Loan B, 8.077%, 1M TSFR + 3.750%, 01/30/32	200,000	201,375
Home Furnishings — 0.5%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.324%, 1M TSFR + 3.000%, 07/31/28	2,693,816	2,692,855
Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 8.296%, 3M TSFR + 4.000%, 07/08/31	1,860,937	1,660,887
Housewares — 0.1%
Libbey Glass, Inc.
2022 Term Loan, 10.933%, 3M TSFR + 6.500%, 11/22/27	524,688	508,292
Insurance — 6.1%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.327%, 1M TSFR + 3.000%, 11/06/30	995,000	992,719
2024 1st Lien Term Loan B6, 7.327%, 1M TSFR + 3.000%, 11/06/30	1,000,000	999,792
Alera Group, Inc.
2025 Term Loan, 7.577%, 3M TSFR + 3.250%, 05/31/32	1,725,000	1,731,778
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.072%, 1M TSFR + 2.750%, 09/19/31	1,521,741	1,523,385
AmWINS Group, Inc.
2025 Term Loan B, 6.577%, 1M TSFR + 2.250%, 01/30/32	4,824,549	4,832,085
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.827%, 1M TSFR + 3.500%, 02/14/31	1,728,125	1,734,452
Asurion LLC
2021 2nd Lien Term Loan B3, 9.691%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,112,634
Security Description	Principal Amount*	Value
Insurance—(Continued)
Asurion LLC
2024 Term Loan B12, 8.577%, 1M TSFR + 4.250%, 09/19/30	4,676,950	$4,565,288
BroadStreet Partners, Inc.
2024 Term Loan B4, 7.327%, 1M TSFR + 3.000%, 06/13/31	2,103,750	2,108,746
HUB International Ltd.
2025 Term Loan B, 6.769%, 3M TSFR + 2.500%, 06/20/30	2,994,569	3,005,799
IMA Financial Group, Inc.
Term Loan, 7.327%, 1M TSFR + 3.000%, 11/01/28	899,435	900,559
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.577%, 1M TSFR + 2.250%, 09/15/31	1,243,750	1,244,786
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.327%, 1M TSFR + 3.000%, 07/31/31	2,024,998	2,034,278
Trucordia Insurance Holdings LLC
Term Loan B, 7.564%, 1M TSFR + 3.250%, 06/14/32	1,300,000	1,300,812
USI, Inc.
2024 Term Loan C, 6.546%, 3M TSFR + 2.250%, 09/29/30	1,970,125	1,967,560
2024 Term Loan D, 6.546%, 3M TSFR + 2.250%, 11/21/29	2,120,006	2,118,461
		32,173,134
Internet — 1.3%
CNT Holdings I Corp.
2025 Term Loan, 6.780%, 3M TSFR + 2.500%, 11/08/32	1,120,483	1,124,335
Endure Digital, Inc.
2024 CoOp Term Loan, 7.927%, 1M TSFR + 3.500%, 02/10/28	2,468,453	1,863,682
Go Daddy Operating Co. LLC
2024 Term Loan B7, 6.077%, 1M TSFR + 1.750%, 05/30/31	1,172,841	1,175,590
2024 Term Loan B8, 6.077%, 1M TSFR + 1.750%, 11/09/29	144,958	145,215
Hoya Midco LLC
2025 Term Loan B, 6.530%, 3M TSFR + 2.250%, 02/03/29	403,960	355,401
Olaplex, Inc.
2022 Term Loan, 7.933%, 3M TSFR + 3.500%, 02/23/29	529,527	512,758
Plano HoldCo, Inc.
Term Loan B, 7.796%, 3M TSFR + 3.500%, 10/02/31	598,500	599,996
Speedster Bidco GmbH
2024 USD Term Loan B, 7.546%, 3M TSFR + 3.250%, 12/10/31	847,875	852,291
		6,629,268
Investment Companies — 1.3%
AAL Delaware Holdco, Inc.
2025 Term Loan, 7.077%, 1M TSFR + 2.750%, 07/30/31	694,759	696,496
Anuvu Holdings 2 LLC
2024 Senior Priority Term Loan, 8.413%, 3M TSFR + 4.000%, 6.000% PIK, 09/27/27 (f) (g) (h)	168,181	134,545
2024 Senior Takeback Term Loan, 12.663%, 3M TSFR + 8.250%, 03/23/26 (f) (g)	431,897	158,333
Aragorn Parent Corp.
Term Loan, 8.577%, 1M TSFR + 4.250%, 12/15/28	822,607	828,606
Dragon Buyer, Inc.
Term Loan B, 7.296%, 3M TSFR + 3.000%, 09/30/31	1,393,000	1,397,005
EIG Management Co. LLC
2024 Term Loan, 9.322%, 1M TSFR + 5.000%, 05/17/29	402,321	400,309
FinCo I LLC
2024 Term Loan B, 6.577%, 1M TSFR + 2.250%, 06/27/29	1,252,767	1,258,836
See accompanying notes to financial statements.
BHFTI-152

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 8.730%, 3M TSFR + 4.500%, 02/11/32	648,375	$649,996
Nvent Electric PLC
Term Loan B, 7.827%, 1M TSFR + 3.500%, 01/30/32	1,125,000	1,133,437
		6,657,563
Leisure Time — 2.6%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 7.077%, 1M TSFR + 2.750%, 01/22/31	987,684	988,478
Carnival Corp.
2025 Term Loan (2028), 6.312%, 1M TSFR + 2.000%, 10/18/28	2,261,323	2,262,737
City Football Group Ltd.
2024 Term Loan, 8.041%, 3M TSFR + 3.500%, 07/22/30	1,403,201	1,390,923
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.557%, 3M TSFR + 5.000%, 09/18/26	783,518	785,151
GSM Holdings, Inc.
2024 Term Loan B, 9.296%, 3M TSFR + 5.000%, 09/30/31	992,500	962,311
Hayward Industries, Inc.
2021 Term Loan, 6.941%, 1M TSFR + 2.500%, 05/30/28	1,495,946	1,502,304
Horizon U.S. Finco LP
Term Loan B, 9.030%, 3M TSFR + 4.750%, 10/31/31	1,219,863	1,204,614
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.946%, 3M TSFR + 5.500%, 06/01/29	489,874	480,076
Term Loan B, 8.557%, 3M TSFR + 4.000%, 06/01/28	1,077,054	1,058,474
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.025%, 3M TSFR + 3.750%, 02/20/30	1,679,309	1,685,257
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 9.427%, 1M TSFR + 5.000%, 06/30/28	226,808	225,816
2024 Term Loan B1, 10.427%, 1M TSFR + 6.000%, 11/15/29	1,266,826	1,263,659
		13,809,800
Lodging — 0.8%
Fertitta Entertainment LLC
2022 Term Loan B, 7.827%, 1M TSFR + 3.500%, 01/27/29	2,886,096	2,886,424
Station Casinos LLC
2024 Term Loan B, 6.327%, 1M TSFR + 2.000%, 03/14/31	1,431,875	1,435,853
		4,322,277
Machinery-Construction & Mining — 1.1%
Terex Corp.
2024 Term Loan B, 6.327%, 1M TSFR + 2.000%, 10/08/31	2,369,063	2,385,350
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.574%, 1M TSFR + 2.250%, 01/27/31	3,467,246	3,471,820
		5,857,170
Machinery-Diversified — 2.2%
Ali Group North America Corp.
2021 Term Loan B, 6.441%, 1M TSFR + 2.000%, 07/30/29	1,123,167	1,130,655
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.427%, 1M TSFR + 4.000%, 03/25/31	864,062	852,361
CPM Holdings, Inc.
2023 Term Loan, 8.824%, 1M TSFR + 4.500%, 09/28/28	2,171,303	2,129,686
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
Crown Equipment Corp.
2025 Term Loan B, 6.574%, 1M TSFR + 2.250%, 10/10/31	1,047,375	$1,048,193
DXP Enterprises, Inc.
2024 Term Loan B, 8.077%, 1M TSFR + 3.750%, 10/11/30	687,803	693,606
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 8.057%, 3M TSFR + 3.500%, 05/19/28	2,473,309	2,493,404
SPX Flow, Inc.
2024 1st Lien Term Loan B, 7.327%, 1M TSFR + 3.000%, 04/05/29	1,011,375	1,015,721
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.237%, 3M TSFR + 3.000%, 04/30/30	2,287,895	2,296,271
		11,659,897
Media — 0.9%
Charter Communications Operating LLC
2024 Term Loan B5, 6.548%, 3M TSFR + 2.250%, 12/15/31	572,125	573,658
Gray Television LLC
2021 Term Loan D, 7.439%, 1M TSFR + 3.000%, 12/01/28	1,031,450	1,002,569
Hubbard Radio LLC
2024 PIK Term Loan B, 8.827%, 1M TSFR + 4.500%, 09/30/27	366,277	210,609
iHeartCommunications, Inc.
2024 Term Loan, 10.216%, 1M TSFR + 5.775%, 05/01/29	316,044	257,774
Mission Broadcasting, Inc.
2021 Term Loan B, 6.939%, 1M TSFR + 2.500%, 06/02/28	385,000	385,103
MJH Healthcare Holdings LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 01/29/29	513,068	514,671
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.676%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,116,650
USD Term Loan N, 6.926%, 1M TSFR + 2.500%, 01/31/28	850,000	839,375
		4,900,409
Metal Fabricate/Hardware — 0.7%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 4.441%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	132,215	17,584
2024 PIK Class A Initial Term Loan, 4.441%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	1,144,909	152,273
WireCo WorldGroup, Inc.
2023 Term Loan B, 8.022%, 3M TSFR + 3.750%, 11/13/28	473,429	448,574
Zekelman Industries, Inc.
2024 Term Loan B, 6.563%, 1M TSFR + 2.250%, 01/24/31	3,016,830	3,026,258
		3,644,689
Mining — 0.6%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	343,093	333,658
Arsenal AIC Parent LLC
2025 Term Loan B, 7.077%, 1M TSFR + 2.750%, 08/19/30	1,744,137	1,744,137
Flame Newco LLC
2023 Exit PIK Term Loan, 6.427%, 1M TSFR + 2.000%, 4.000% PIK, 06/30/28 (h)	323,342	323,342
See accompanying notes to financial statements.
BHFTI-153

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Novelis Corp.
2025 Term Loan B, 6.296%, 3M TSFR + 2.000%, 03/11/32	897,750	$899,545
		3,300,682
Miscellaneous Manufacturing — 0.5%
Cleanova Holdco 3 Ltd.
2025 Term Loan B, 9.074%, 3M TSFR + 4.750%, 06/14/32	525,000	509,250
John Bean Technologies Corp.
Term Loan B, 6.427%, 1M TSFR + 2.000%, 01/02/32	723,187	725,447
LTI Holdings, Inc.
2024 Term Loan B, 8.577%, 1M TSFR + 4.250%, 07/19/29	1,488,750	1,490,921
		2,725,618
Oil & Gas — 0.3%
Apro LLC
2024 Term Loan B, 8.061%, 1M TSFR + 3.750%, 07/09/31	595,500	595,500
Hilcorp Energy I LP
Term Loan B, 6.314%, 1M TSFR + 2.000%, 02/11/30	773,062	774,673
		1,370,173
Packaging & Containers — 1.5%
Altium Packaging LLC
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 06/11/31	1,462,731	1,457,856
Berlin Packaging LLC
2024 Term Loan B7, 7.796% - 7.824%, 1M TSFR + 3.500%, 3M TSFR + 3.500%, 06/07/31 (e)	982,337	986,712
Charter NEX U.S., Inc.
2024 Term Loan B1, 7.061%, 1M TSFR + 2.750%, 11/29/30	1,465,059	1,471,468
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.502%, 1M TSFR + 3.175%, 04/13/29	2,135,000	2,133,499
Pregis TopCo Corp.
2025 Refinancing Term Loan, 8.327%, 1M TSFR + 4.000%, 02/01/29	498,750	500,808
Proampac PG Borrower LLC
2024 Term Loan, 8.256% - 8.324%, 3M TSFR + 4.000%, 09/15/28 (e)	1,132,786	1,138,214
		7,688,557
Pharmaceuticals — 1.7%
Bausch Health Cos., Inc.
2025 Term Loan B, 10.561%, 1M TSFR + 6.250%, 10/08/30	800,000	777,000
Bayou Intermediate II LLC
Term Loan B, 9.041%, 3M TSFR + 4.500%, 08/02/28	748,840	749,777
Ceva Sante Animale
2025 USD Term Loan B, 7.050%, 3M TSFR + 2.750%, 11/08/30	395,015	396,249
Gainwell Acquisition Corp.
Term Loan B, 8.396%, 3M TSFR + 4.000%, 10/01/27	2,088,443	2,010,127
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.483%, 3M TSFR + 2.000%, 11/15/27	374,570	373,901
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 8.046%, 3M TSFR + 3.750%, 12/12/28	1,504,646	1,514,049
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 6.577%, 1M TSFR + 2.250%, 05/05/28	1,040,661	$1,046,108
Mallinckrodt International Finance SA
2023 Second Out Term Loan, 14.000%, 1M TSFR + 9.500%, 11/14/28	1,106,076	1,145,480
Padagis LLC
Term Loan B, 9.271%, 3M TSFR + 4.750%, 07/06/28	1,152,736	1,080,690
		9,093,381
Pipelines — 1.4%
CQP Holdco LP
2024 1st Lien Term Loan B, 6.296%, 3M TSFR + 2.000%, 12/31/30	1,245,122	1,247,068
EPIC Crude Services LP
2024 Term Loan B, 7.256%, 3M TSFR + 3.000%, 10/15/31	623,438	626,295
Freeport LNG Investments LLLP
2025 Term Loan B, 7.519%, 3M TSFR + 3.250%, 12/21/28	713,965	715,304
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.277%, 3M TSFR + 2.000%, 10/04/30	470,674	471,851
ITT Holdings LLC
2024 Term Loan B, 7.052%, 1M TSFR + 2.725%, 10/11/30	1,299,408	1,304,010
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.572%, 1M TSFR + 2.250%, 10/05/28	1,103,594	1,104,580
UGI Energy Services LLC
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 02/22/30	1,317,797	1,324,797
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.568%, 3M TSFR + 2.250%, 06/16/32	450,000	450,351
		7,244,256
Real Estate — 0.6%
CoreLogic, Inc.
Term Loan, 7.941%, 1M TSFR + 3.500%, 06/02/28	1,842,860	1,820,112
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.577%, 1M TSFR + 3.250%, 01/31/30	491,388	494,458
Greystar Real Estate Partners LLC
2024 1st Lien Term Loan B, 7.046%, 3M TSFR + 2.750%, 08/21/30	614,117	614,885
		2,929,455
Retail — 2.9%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.280%, 3M TSFR + 4.000%, 01/29/31	764,075	749,940
Great Outdoors Group LLC
2025 Term Loan B, 7.577%, 1M TSFR + 3.250%, 01/23/32	3,399,839	3,390,489
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.577%, 1M TSFR + 2.250%, 06/11/31	1,811,312	1,776,218
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.827%, 1M TSFR + 2.500%, 12/15/27	481,449	481,984
Kodiak Building Partners, Inc.
2024 Term Loan B, 8.035%, 3M TSFR + 3.750%, 12/04/31	498,750	480,670
Les Schwab Tire Centers
2025 Term Loan B, 6.827% - 6.833%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 04/23/31 (e)	1,522,583	1,523,534
See accompanying notes to financial statements.
BHFTI-154

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
LIDS Holdings, Inc.
Term Loan, 9.963%, 3M TSFR + 5.500%, 12/14/26	81,938	$81,528
Park River Holdings, Inc.
Term Loan, 12/28/27 (c)	1,000,000	977,083
Peer Holding III BV
2025 USD Term Loan B4B, 6.796%, 3M TSFR + 2.500%, 10/28/30	1,086,250	1,094,397
2025 USD Term Loan B5B, 6.796%, 3M TSFR + 2.500%, 07/01/31	1,417,875	1,427,179
Phillips Feed Service, Inc.
2020 Term Loan, 11.427%, 1M TSFR + 7.000%, 11/13/26 (f) (g)	11,055	6,771
Serta Simmons Bedding LLC
2023 New Term Loan, 11.910%, 3M TSFR + 7.500%, 06/29/28	1,333,445	1,230,103
2024 Priority Term Loan, 11.884%, 3M TSFR + 7.500%, 06/29/28	144,763	144,945
White Cap Buyer LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 10/19/29	1,820,546	1,811,190
		15,176,031
Semiconductors — 0.0%
Bright Bidco BV
2022 Exit Term Loan, 10/31/27 (d)	378,225	145,932
Software — 12.9%
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.796%, 3M TSFR + 2.500%, 02/24/31	3,926,339	3,948,990
Ascend Learning LLC
2025 Repriced Term Loan B, 7.327%, 1M TSFR + 3.000%, 12/11/28	1,954,697	1,956,734
AthenaHealth Group, Inc.
2022 Term Loan B, 7.077%, 1M TSFR + 2.750%, 02/15/29	2,496,250	2,492,818
Boxer Parent Co., Inc.
2025 USD Term Loan B, 7.333%, 3M TSFR + 3.000%, 07/30/31	2,983,392	2,966,610
Central Parent, Inc.
2024 Term Loan B, 7.546%, 3M TSFR + 3.250%, 07/06/29	2,210,794	1,853,036
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.796%, 3M TSFR + 3.500%, 03/29/29	3,857,159	3,864,090
Cloudera, Inc.
2021 Second Lien Term Loan, 10.427%, 1M TSFR + 6.000%, 10/08/29	850,000	775,625
2021 Term Loan, 8.177%, 1M TSFR + 3.750%, 10/08/28	2,519,442	2,428,112
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	173,152	173,729
Constant Contact, Inc.
Term Loan, 8.518%, 3M TSFR + 4.000%, 02/10/28	1,243,730	1,193,462
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.077%, 1M TSFR + 3.750%, 10/16/28	625,284	587,506
Cotiviti Corp.
2024 Term Loan, 7.074%, 1M TSFR + 2.750%, 05/01/31	987,538	983,834
Drake Software LLC
2024 Term Loan B, 8.546%, 3M TSFR + 4.250%, 06/26/31	1,560,561	1,549,832
Security Description	Principal Amount*	Value
Software—(Continued)
E2open LLC
2020 Term Loan B, 7.941%, 1M TSFR + 3.500%, 02/04/28	1,607,309	$1,614,743
ECI Macola Max Holding LLC
2024 Term Loan, 7.546%, 3M TSFR + 3.250%, 05/09/30	1,931,711	1,942,878
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.327%, 1M TSFR + 3.000%, 10/09/29	2,256,286	2,265,923
Epicor Software Corp.
2024 Term Loan E, 7.077%, 1M TSFR + 2.750%, 05/30/31	4,666,301	4,682,180
Genuine Financial Holdings LLC
2025 Term Loan B, 7.577%, 1M TSFR + 3.250%, 09/27/30	393,025	373,865
Informatica LLC
2024 Term Loan B, 6.577%, 1M TSFR + 2.250%, 10/27/28	2,854,125	2,867,505
iSolved, Inc.
2024 1st Lien Term Loan, 7.327%, 1M TSFR + 3.000%, 10/15/30	493,772	496,343
Ivanti Software, Inc.
2025 1st Lien Term Loan, 9.046% - 9.058%, 3M TSFR + 4.750%, 06/01/29 (e)	466,774	386,255
2025 Newco Term Loan, 10.016%, 3M TSFR + 5.750%, 06/01/29	125,000	128,958
Marcel LUX IV SARL
2024 USD Term Loan B7, 7.760%, 1M TSFR + 3.500%, 11/12/30	2,155,767	2,166,546
N-Able International Holdings II LLC
Term Loan B, 7.344%, 3M TSFR + 2.750%, 07/19/28	433,125	432,584
Oceankey U.S. II Corp.
2021 Term Loan, 7.927%, 1M TSFR + 3.500%, 12/15/28	1,572,623	1,577,292
Open Text Corp.
2023 Term Loan B, 6.077%, 1M TSFR + 1.750%, 01/31/30	490,406	490,880
Playtika Holding Corp.
2021 Term Loan B1, 7.191%, 1M TSFR + 2.750%, 03/13/28	1,478,833	1,457,883
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.416%, 6M TSFR + 3.250%, 11/03/31	2,636,331	2,652,809
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.577%, 1M TSFR + 3.250%, 04/30/31	1,145,125	1,148,345
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.546%, 3M TSFR + 3.250%, 10/26/30	1,975,075	1,987,595
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.296%, 3M TSFR + 3.000%, 07/16/31	845,750	847,864
Project Ruby Ultimate Parent Corp.
2024 Term Loan B, 7.441%, 1M TSFR + 3.000%, 03/10/28	1,032,188	1,034,554
Quartz Acquireco LLC
2025 Term Loan B, 6.546%, 3M TSFR + 2.250%, 06/28/30	1,081,427	1,085,483
Rackspace Finance LLC
2024 First Lien First Out Term Loan, 10.679%, 1M TSFR + 6.250%, 05/15/28	461,193	464,364
2024 First Lien Second Out Term Loan, 7.179%, 1M TSFR + 2.750%, 05/15/28	2,310,865	1,064,923
RealPage, Inc.
1st Lien Term Loan, 04/24/28 (c)	1,000,000	994,583
2024 Incremental Term Loan, 8.046%, 3M TSFR + 3.750%, 04/24/28	399,000	399,998
See accompanying notes to financial statements.
BHFTI-155

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Corporate Bonds & Notes—3.1%
Security Description	Principal Amount*	Value
Software—(Continued)
SkillSoft Corp.
2021 Term Loan, 9.691%, 1M TSFR + 5.250%, 07/14/28	859,939	$789,353
SolarWinds Holdings, Inc.
2025 Term Loan, 8.261%, 3M TSFR + 4.000%, 04/16/32	1,950,000	1,907,954
Symplr Software, Inc.
2020 Term Loan, 8.880%, 3M TSFR + 4.500%, 12/22/27	1,326,175	1,212,124
UKG, Inc.
2024 Term Loan B, 7.311%, 1M TSFR + 3.000%, 02/10/31	4,864,295	4,886,588
Waystar Technologies, Inc.
2024 1st Lien Term Loan B, 6.577%, 1M TSFR + 2.250%, 10/22/29	1,556,938	1,565,696
		67,700,446
Telecommunications — 1.4%
Ciena Corp.
2025 Repriced Term Loan B, 6.068%, 1M TSFR + 1.750%, 10/24/30	1,176,767	1,184,122
Digicel International Finance Ltd.
2024 Term Loan, 9.530%, 3M TSFR + 5.250%, 2.250% PIK, 05/25/27 (h)	1,523,268	1,520,412
GoTo Group, Inc.
2024 First Out Term Loan, 9.162%, 1M TSFR + 4.750%, 04/28/28	735,419	641,653
2024 Second Out Term Loan, 9.162%, 1M TSFR + 4.750%, 04/28/28	903,154	343,198
Level 3 Financing, Inc.
2025 Term Loan B, 8.577%, 1M TSFR + 4.250%, 03/27/32	1,333,212	1,348,211
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.791%, 1M TSFR + 2.350%, 04/16/29	431,303	426,774
2024 Extended Term Loan B2, 6.791%, 1M TSFR + 2.350%, 04/15/30	1,421,211	1,405,371
Viavi Solutions, Inc.
Term Loan B, 07/30/32 (c)	600,000	600,750
		7,470,491
Transportation — 1.1%
AIT Worldwide Logistics, Inc.
2025 Repriced Term Loan, 8.260%, 3M TSFR + 4.000%, 04/08/30	646,750	648,933
First Student Bidco, Inc.
2024 Term Loan B2, 6.796%, 3M TSFR + 2.500%, 07/21/28	1,384,445	1,386,918
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.577%, 1M TSFR + 3.250%, 01/25/29	1,733,353	1,711,686
Stonepeak Nile Parent LLC
Term Loan B, 9.250%, PRIME + 1.750%, 04/09/32	1,000,000	1,004,219
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan, 06/10/32 (c)	55,000	55,160
Term Loan B, 06/10/32 (c)	770,000	772,246
		5,579,162
Total Floating Rate Loans (Cost $498,195,637)		485,688,640

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.1%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	$177,894
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	518,794
		696,688
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,498,684
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	398,485
Commercial Services — 0.0%
Herc Holdings, Inc.
7.000%, 06/15/30 (144A)	85,000	88,770
Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	981,328
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	547,682
		1,529,010
Diversified Financial Services — 0.2%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	765,573
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	104,090
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	410,446
Six Flags Entertainment Corp.
7.000%, 07/01/25 (144A)	69,000	69,000
		479,446
Insurance — 0.7%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	611,542
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,960,440
		3,571,982
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	499,650
Media — 0.1%
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	743,512
See accompanying notes to financial statements.
BHFTI-156

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Pharmaceuticals — 0.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	525,000	$529,604
Software — 0.6%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,649,555
9.000%, 09/30/29 (144A)	500,000	518,263
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	855,999
		3,023,817
Telecommunications — 0.4%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	399,755
Level 3 Financing, Inc.
10.750%, 12/15/30 (144A)	1,500,000	1,700,625
		2,100,380
Total Corporate Bonds & Notes (Cost $15,540,045)		16,029,691

Common Stocks—1.2%
Commercial Services — 0.1%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	261,516
		261,516
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC - Class A1 (f) (g) (i) (j)	543	1,213,079
Entertainment — 0.1%
New Cineworld Ltd. (i) (j)	14,581	339,008
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0
Health Care Providers & Services — 0.3%
Cano Health, Inc. (i) (j)	121,458	364,374
Envision Parent, Inc. (i) (j)	68,001	1,088,016
		1,452,390
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	18,944
Serta Simmons Bedding, Inc. (i) (j)	90,899	727,192
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		746,136
Investment Companies — 0.0%
Aegletes BV (f) (g) (i) (j)	11,991	0
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.1%
AFG Holdings, Inc. (f) (g) (i) (j)	24,746	0
American Consolidated Natural Resources, Inc. (i) (j)	6,321	442,470
Security Description	Shares/ Principal Amount*	Value
Metals & Mining—(Continued)
Phoenix Services International LLC (f) (i) (j)	25,563	$95,861
Phoenix Services International LLC (Equity Units) (i) (j)	2,332	8,745
		547,076
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA (i) (j)	23,570	1,838,460
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	53,404
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	0
Total Common Stocks (Cost $9,007,045)		6,451,069

Convertible Preferred Stocks—0.0%
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (j)	4,355	97,988
Cohesity Global, Inc. - Series G (j)	6,303	141,817
Total Convertible Preferred Stocks (Cost $218,489)		239,805

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (j) (Cost $0)	3,834	0

Short-Term Investments—4.2%
Repurchase Agreement—4.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $22,103,842; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $22,544,039	22,101,846	22,101,846
Total Short-Term Investments (Cost $22,101,846)		22,101,846
Total Investments—100.8% (Cost $545,063,062)		530,511,051
Unfunded Loan Commitments—(0.2)% (Cost $(1,221,332))		(1,221,332)
Net Investments—100.6% (Cost $543,841,730)		529,289,719
Other assets and liabilities (net)—(0.6)%		(3,233,954)
Net Assets—100.0%		$526,055,765

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately

See accompanying notes to financial statements.
BHFTI-157

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	This loan will settle after June 30, 2025, at which time the interest rate will be determined.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of
Trustees. As of June 30, 2025, these securities represent 0.4% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$16,029,691, which is 3.0% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$64,420,743	$0	$78,460,430
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,508,364	$—	$2,508,364
Aerospace/Defense (Less Unfunded Loan Commitments of $113,462)	—	6,202,483	—	6,202,483
Agriculture	—	1,229,914	—	1,229,914
Airlines	—	2,186,615	—	2,186,615
Apparel	—	5,166,864	—	5,166,864
Auto Parts & Equipment	—	7,544,869	—	7,544,869
Banks	—	675,837	—	675,837
Beverages	—	6,690,949	—	6,690,949
Building Materials	—	16,062,298	—	16,062,298
Chemicals	—	20,233,439	—	20,233,439
Coal	—	528,180	—	528,180
Commercial Services (Less Unfunded Loan Commitments of $699,975)	—	52,552,361	—	52,552,361
Computers	—	14,605,567	—	14,605,567
Cosmetics/Personal Care	—	4,416,649	—	4,416,649
Distribution/Wholesale	—	11,482,527	—	11,482,527
Diversified Financial Services	—	24,310,223	—	24,310,223
Electric (Less Unfunded Loan Commitments of $220,161)	—	10,688,191	—	10,688,191
Electrical Components & Equipment	—	2,811,319	1,022,470	3,833,789
Electronics	—	5,971,994	—	5,971,994
Engineering & Construction (Less Unfunded Loan Commitments of $61,688)	—	8,471,419	—	8,471,419
Entertainment	—	13,033,063	—	13,033,063
Environmental Control	—	12,519,362	—	12,519,362
Food	—	4,248,434	—	4,248,434
Food Service	—	1,017,526	—	1,017,526
Forest Products & Paper	—	497,500	—	497,500
Hand/Machine Tools	—	4,164,600	—	4,164,600
Healthcare-Products (Less Unfunded Loan Commitments of $126,046)	—	4,692,398	—	4,692,398
Healthcare-Services	—	13,790,093	—	13,790,093
Holding Companies-Diversified	—	201,375	—	201,375
Home Furnishings	—	2,692,855	—	2,692,855
Household Products/Wares	—	1,660,887	—	1,660,887
Housewares	—	508,292	—	508,292
Insurance	—	32,173,134	—	32,173,134
Internet	—	6,629,268	—	6,629,268
Investment Companies	—	6,364,685	292,878	6,657,563
Leisure Time	—	13,809,800	—	13,809,800
See accompanying notes to financial statements.
BHFTI-158

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Lodging	$—	$4,322,277	$—	$4,322,277
Machinery-Construction & Mining	—	5,857,170	—	5,857,170
Machinery-Diversified	—	11,659,897	—	11,659,897
Media	—	4,900,409	—	4,900,409
Metal Fabricate/Hardware	—	3,474,832	169,857	3,644,689
Mining	—	3,300,682	—	3,300,682
Miscellaneous Manufacturing	—	2,725,618	—	2,725,618
Oil & Gas	—	1,370,173	—	1,370,173
Packaging & Containers	—	7,688,557	—	7,688,557
Pharmaceuticals	—	9,093,381	—	9,093,381
Pipelines	—	7,244,256	—	7,244,256
Real Estate	—	2,929,455	—	2,929,455
Retail	—	15,169,260	6,771	15,176,031
Semiconductors	—	145,932	—	145,932
Software	—	67,700,446	—	67,700,446
Telecommunications	—	7,470,491	—	7,470,491
Transportation	—	5,579,162	—	5,579,162
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,221,332)	—	482,975,332	1,491,976	484,467,308
Total Corporate Bonds & Notes*	—	16,029,691	—	16,029,691
Common Stocks
Commercial Services	—	261,516	0	261,516
Electronic Equipment, Instruments & Components	—	—	1,213,079	1,213,079
Entertainment	—	339,008	—	339,008
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	1,452,390	—	1,452,390
Household Products	—	746,136	0	746,136
Investment Companies	—	—	0	0
Media	—	—	0	0
Metals & Mining	—	547,076	0	547,076
Pharmaceuticals	—	1,838,460	—	1,838,460
Professional Services	53,404	—	—	53,404
Specialty Retail	—	—	0	0
Total Common Stocks	53,404	5,184,586	1,213,079	6,451,069
Total Convertible Preferred Stocks*	—	239,805	—	239,805
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	22,101,846	—	22,101,846
Total Net Investments	$53,404	$526,531,260	$2,705,055	$529,289,719

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
During the six months ended June 30, 2025, transfers into Level 3 in the amount of $5,396 were due to trading halts on the securities respective exchanges which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTI-159

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$529,289,719
Cash	3,631,938
Receivable for:
Investments sold	10,318,845
Fund shares sold	228,171
Interest	2,488,503
Prepaid expenses	4,213
Total Assets	545,961,389
Liabilities
Payable for:
Investments purchased	19,003,129
Fund shares redeemed	22,914
Accrued Expenses:
Management fees	259,586
Distribution and service fees	31,000
Deferred trustees’ fees	216,935
Other expenses	372,060
Total Liabilities	19,905,624
Net Assets	$526,055,765
Net Assets Consist of:
Paid in surplus	$591,501,283
Distributable earnings (Accumulated losses)	(65,445,518)
Net Assets	$526,055,765
Net Assets
Class A	$373,854,263
Class B	152,201,502
Capital Shares Outstanding*
Class A	41,234,529
Class B	16,946,498
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.07
Class B	8.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $543,841,730.
(b)	Investments at value is net of unfunded loan commitments of $1,221,332.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest	$21,249,622
Total investment income	21,249,622
Expenses
Management fees	1,589,479
Administration fees	23,966
Custodian and accounting fees	96,363
Distribution and service fees—Class B	191,421
Audit and tax services	65,600
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	12,383
Insurance	2,428
Miscellaneous	12,415
Total expenses	2,036,812
Less management fee waiver	(2,993)
Net expenses	2,033,819
Net Investment Income	19,215,803
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(4,071,696)
Net change in unrealized appreciation (depreciation) on investments	(5,299,314)
Net realized and unrealized gain (loss)	(9,371,010)
Net Increase (Decrease) in Net Assets From Operations	$9,844,793
See accompanying notes to financial statements.
BHFTI-160

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$19,215,803	$47,360,790
Net realized gain (loss)	(4,071,696)	(7,702,224)
Net change in unrealized appreciation (depreciation)	(5,299,314)	4,857,650
Increase (decrease) in net assets from operations	9,844,793	44,516,216
From Distributions to Shareholders
Class A	(33,975,232)	(37,436,741)
Class B	(13,534,339)	(13,239,102)
Total distributions	(47,509,571)	(50,675,843)
Increase (decrease) in net assets from capital share transactions	17,821,794	(23,554,665)
Total increase (decrease) in net assets	(19,842,984)	(29,714,292)
Net Assets
Beginning of period	545,898,749	575,613,041
End of period	$526,055,765	$545,898,749

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	764,475	$7,502,618	84,242	$838,379
Reinvestments	3,766,655	33,975,232	3,991,124	37,436,741
Redemptions	(2,923,362)	(28,495,825)	(7,409,301)	(72,208,168)
Net increase (decrease)	1,607,768	$12,982,025	(3,333,935)	$(33,933,048)
Class B
Sales	747,641	$7,181,599	2,067,130	$20,062,641
Reinvestments	1,513,908	13,534,339	1,423,559	13,239,102
Redemptions	(1,646,235)	(15,876,169)	(2,368,675)	(22,923,360)
Net increase (decrease)	615,314	$4,839,769	1,122,014	$10,378,383
Increase (decrease) derived from capital shares transactions		$17,821,794		$(23,554,665)
See accompanying notes to financial statements.
BHFTI-161

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.78	$9.92	$9.47	$9.98	$9.94	$10.23
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.81	0.82	0.47	0.32	0.35
Net realized and unrealized gain (loss)	(0.17)	(0.05)	0.20	(0.62)	0.05	(0.14)
Total income (loss) from investment operations	0.19	0.76	1.02	(0.15)	0.37	0.21
Less Distributions
Distributions from net investment income	(0.90)	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)
Total distributions	(0.90)	(0.90)	(0.57)	(0.36)	(0.33)	(0.50)
Net Asset Value, End of Period	$9.07	$9.78	$9.92	$9.47	$9.98	$9.94
Total Return (%) (b)	2.02 (c)	8.00	11.09	(1.46) (d)	3.80 (d)	2.33
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70 (e)	0.70	0.70	0.69	0.69	0.69
Net ratio of expenses to average net assets (%) (f)	0.70 (e)	0.70	0.70	0.68	0.68	0.69
Ratio of net investment income (loss) to average net assets (%)	7.38 (e)	8.23	8.49	4.88	3.18	3.55
Portfolio turnover rate (%)	12 (c)	39	25	7	34	26
Net assets, end of period (in millions)	$373.9	$387.7	$426.1	$478.5	$654.2	$636.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.69	$9.83	$9.39	$9.89	$9.86	$10.15
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.77	0.79	0.45	0.29	0.32
Net realized and unrealized gain (loss)	(0.17)	(0.04)	0.19	(0.61)	0.05	(0.14)
Total income (loss) from investment operations	0.17	0.73	0.98	(0.16)	0.34	0.18
Less Distributions
Distributions from net investment income	(0.88)	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)
Total distributions	(0.88)	(0.87)	(0.54)	(0.34)	(0.31)	(0.47)
Net Asset Value, End of Period	$8.98	$9.69	$9.83	$9.39	$9.89	$9.86
Total Return (%) (b)	1.77 (c)(d)	7.81 (d)	10.79	(1.60)	3.50	2.06
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95 (e)	0.95	0.95	0.94	0.94	0.94
Net ratio of expenses to average net assets (%) (f)	0.95 (e)	0.95	0.95	0.93	0.93	0.94
Ratio of net investment income (loss) to average net assets (%)	7.13 (e)	7.98	8.27	4.77	2.93	3.31
Portfolio turnover rate (%)	12 (c)	39	25	7	34	26
Net assets, end of period (in millions)	$152.2	$158.2	$149.5	$143.7	$145.2	$123.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-162

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—38.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.6%
BAE Systems PLC
5.000%, 03/26/27 (144A)	1,200,000	$1,213,798
Boeing Co.
2.196%, 02/04/26 (a)	2,600,000	2,559,420
		3,773,218
Agriculture — 0.2%
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	915,157
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A)	884,496	882,355
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/27 (144A)	760,000	760,997
United Airlines Pass-Through Trust
4.875%, 07/15/27	66,475	66,383
		1,709,735
Apparel — 0.2%
PVH Corp.
5.500%, 06/13/30	900,000	906,443
Auto Manufacturers — 1.5%
General Motors Financial Co., Inc.
1.500%, 06/10/26	4,400,000	4,271,344
Hyundai Capital America
4.850%, 03/25/27 (144A) (a)	850,000	853,573
5.250%, 01/08/27 (144A)	1,400,000	1,413,019
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A)	2,400,000	2,411,156
		8,949,092
Banks — 12.5%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b)	600,000	613,066
Bank of America Corp.
3.974%, 3M TSFR + 1.472%, 02/07/30 (a) (b)	2,000,000	1,968,617
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,499,478
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	1,000,000	1,002,295
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/29 (a) (b)	1,050,000	1,064,834
Bank of Nova Scotia
2.951%, 03/11/27 (a)	2,300,000	2,255,227
BNP Paribas SA
4.792%, SOFR + 1.450%, 05/09/29 (144A) (a) (b)	1,540,000	1,547,864
CaixaBank SA
4.634%, SOFR + 1.140%, 07/03/29 (144A) (b)	1,140,000	1,142,839
Citibank NA
4.576%, 05/29/27	3,800,000	3,820,870
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	2,100,000	2,139,160
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (b)	1,600,000	1,660,048
Security Description	Principal Amount*	Value
Banks—(Continued)
Fifth Third Bank NA
4.967%, SOFR + 0.810%, 01/28/28 (a) (b)	865,000	$871,333
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (b)	2,300,000	2,311,349
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (b)	2,000,000	1,942,403
3.750%, 02/25/26 (a)	2,000,000	1,991,046
4.250%, 10/21/25 (a)	3,000,000	2,996,320
4.387%, SOFR + 1.510%, 06/15/27 (a) (b)	900,000	898,648
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (a) (b)	1,000,000	1,049,318
Huntington National Bank
4.552%, SOFR + 1.650%, 05/17/28 (b)	2,400,000	2,408,767
JPMorgan Chase & Co.
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	1,018,457
KeyBank NA
4.150%, 08/08/25 (a)	1,600,000	1,598,817
Lloyds Banking Group PLC
3.750%, 1Y H15 + 1.800%, 03/18/28 (b)	2,700,000	2,667,035
5.087%, 1Y H15 + 0.850%, 11/26/28 (b)	960,000	972,614
Manufacturers & Traders Trust Co.
4.762%, SOFR + 0.950%, 07/06/28 (a) (b)	1,470,000	1,480,200
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,494,835
4.350%, 09/08/26	2,200,000	2,196,063
5.173%, SOFR + 1.450%, 01/16/30 (b)	1,500,000	1,531,423
NatWest Group PLC
1.642%, 1Y H15 + 0.900%, 06/14/27 (a) (b)	3,300,000	3,211,636
Nordea Bank Abp
4.750%, 09/22/25 (144A)	1,200,000	1,200,554
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	609,016
Santander Holdings USA, Inc.
5.473%, SOFR + 1.610%, 03/20/29 (a) (b)	2,700,000	2,745,300
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	1,800,000	1,748,436
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,411,617
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b)	1,500,000	1,460,012
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,000,000	2,059,945
5.900%, SOFR + 1.626%, 10/28/26 (b)	2,000,000	2,008,228
UBS Group AG
4.550%, 04/17/26	1,200,000	1,200,216
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,911,404
Wells Fargo & Co.
4.100%, 06/03/26	3,000,000	2,988,012
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	819,442
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	951,199
		73,467,943
Beverages — 0.4%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A)	1,600,000	1,531,553
See accompanying notes to financial statements.
BHFTI-163

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Beverages—(Continued)
Diageo Investment Corp.
5.125%, 08/15/30	660,000	$679,969
		2,211,522
Building Materials — 0.5%
Carrier Global Corp.
2.493%, 02/15/27	1,500,000	1,459,799
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	25,000	25,218
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,327,835
		2,812,852
Chemicals — 0.3%
CF Industries, Inc.
4.500%, 12/01/26 (144A) (a)	600,000	600,358
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,179,696
		1,780,054
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,162,073
Cosmetics/Personal Care — 0.6%
Haleon U.S. Capital LLC
3.375%, 03/24/27	3,400,000	3,350,297
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	952,675
6.100%, 01/15/27 (a)	1,000,000	1,022,192
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (b)	2,400,000	2,422,217
Capital One Financial Corp.
3.800%, 01/31/28	2,500,000	2,467,008
GGAM Finance Ltd.
8.000%, 06/15/28 (144A)	300,000	317,316
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	527,774
OneMain Finance Corp.
6.625%, 05/15/29 (a)	800,000	821,641
SLM Corp.
6.500%, 01/31/30 (a)	300,000	314,890
		8,845,713
Electric — 3.4%
Dominion Energy, Inc.
1.450%, 04/15/26 (a)	2,000,000	1,952,080
DTE Electric Co.
4.250%, 05/14/27	295,000	295,407
DTE Energy Co.
4.950%, 07/01/27	800,000	809,159
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,505,555
Security Description	Principal Amount*	Value
Electric—(Continued)
Electricite de France SA
5.700%, 05/23/28 (144A) (a)	300,000	$309,033
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,431,758
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,982,389
NextEra Energy Capital Holdings, Inc.
5.749%, 09/01/25	1,700,000	1,702,492
Pacific Gas & Electric Co.
4.550%, 07/01/30 (a)	1,600,000	1,561,637
5.339%, SOFR + 0.950%, 09/04/25 (b)	2,400,000	2,399,990
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,169,530
Xcel Energy, Inc.
3.400%, 06/01/30 (a)	2,000,000	1,897,379
		20,016,409
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,131,715
Entertainment — 0.3%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A) (a)	600,000	622,477
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,145,442
Warnermedia Holdings, Inc.
3.755%, 03/15/27	78,000	76,115
		1,844,034
Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.125%, 02/01/28 (a)	1,500,000	1,530,600
Mars, Inc.
4.800%, 03/01/30 (144A) (a)	2,585,000	2,619,122
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,146,863
		5,296,585
Healthcare-Products — 0.5%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	2,888,133
Healthcare-Services — 1.9%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	1,058,055
Cigna Group
1.250%, 03/15/26 (a)	1,666,000	1,630,446
Elevance Health, Inc.
1.500%, 03/15/26 (a)	3,000,000	2,936,639
HCA, Inc.
5.200%, 06/01/28 (a)	2,600,000	2,656,367
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,735,534
IQVIA, Inc.
6.250%, 02/01/29	1,000,000	1,045,151
See accompanying notes to financial statements.
BHFTI-164

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Kedrion SpA
6.500%, 09/01/29 (144A)	200,000	$191,407
		11,253,599
Home Builders — 0.5%
DR Horton, Inc.
4.850%, 10/15/30 (a)	1,500,000	1,513,218
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,492,007
		3,005,225
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	312,846
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,125,509
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A) (a)	600,000	591,455
6.750%, 04/15/28 (144A)	500,000	508,303
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,000,000	2,033,237
Brown & Brown, Inc.
4.900%, 06/23/30	345,000	348,210
Corebridge Global Funding
5.900%, 09/19/28 (144A)	1,300,000	1,358,259
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	309,323
GA Global Funding Trust
4.400%, 09/23/27 (144A) (a)	2,150,000	2,145,762
New York Life Global Funding
3.600%, 08/05/25 (144A)	3,200,000	3,195,557
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,150,000	1,172,591
RGA Global Funding
5.448%, 05/24/29 (144A)	500,000	515,748
		14,616,800
Leisure Time — 0.1%
Carnival Corp.
5.750%, 03/15/30 (144A) (a)	300,000	305,076
Lodging — 0.3%
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,151,305
Studio City Finance Ltd.
6.000%, 07/15/25 (144A)	464,000	463,892
		1,615,197
Machinery-Construction & Mining — 0.2%
Eaton Capital ULC
4.450%, 05/09/30	1,020,000	1,024,778
Machinery-Diversified — 0.0%
Esab Corp.
6.250%, 04/15/29 (144A)	200,000	204,772
Security Description	Principal Amount*	Value
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	692,000	$691,949
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	600,000	598,042
Paramount Global
7.875%, 07/30/30 (a)	1,500,000	1,661,838
		2,951,829
Mining — 0.4%
Glencore Funding LLC
4.907%, 04/01/28 (144A)	1,110,000	1,121,302
Rio Tinto Finance USA PLC
4.875%, 03/14/30	1,105,000	1,126,131
		2,247,433
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,274,679
Oil & Gas — 1.5%
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	1,100,000	1,099,470
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,280,599
Harbour Energy PLC
5.500%, 10/15/26 (144A)	2,200,000	2,167,382
Petroleos Mexicanos
6.875%, 10/16/25 (a)	350,000	349,618
Petronas Capital Ltd.
4.950%, 01/03/31 (144A)	1,455,000	1,483,923
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	728,968
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,481,843
		8,591,803
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.
5.000%, 05/29/27 (144A)	600,000	607,769
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30 (144A) (a)	510,000	518,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) †	1,100,000	490,523
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (a)	200,000	204,443
		1,213,653
Pharmaceuticals — 1.0%
Bayer U.S. Finance LLC
6.250%, 01/21/29 (144A)	2,500,000	2,625,178
CVS Health Corp.
4.300%, 03/25/28 (a)	1,600,000	1,593,435
5.000%, 01/30/29 (a)	1,500,000	1,522,817
See accompanying notes to financial statements.
BHFTI-165

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27 (a)	303,000	$302,470
		6,043,900
Pipelines — 0.7%
Enbridge, Inc.
4.900%, 06/20/30	575,000	580,758
Energy Transfer LP
3.900%, 07/15/26	1,200,000	1,192,145
Hess Midstream Operations LP
5.875%, 03/01/28 (144A)	150,000	152,236
6.500%, 06/01/29 (144A)	100,000	102,841
ONEOK, Inc.
4.850%, 07/15/26 (a)	1,100,000	1,102,055
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	620,126
Williams Cos., Inc.
4.000%, 09/15/25	500,000	499,236
		4,249,397
Real Estate Investment Trusts — 1.3%
Crown Castle, Inc.
1.050%, 07/15/26	733,000	705,961
3.700%, 06/15/26	2,367,000	2,346,506
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,392,034
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	1,000,000	923,688
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A)	500,000	513,668
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	400,000	390,955
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,500,000	1,477,010
		7,749,822
Retail — 0.1%
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
Target Corp.
4.350%, 06/15/28	735,000	739,418
		739,418
Semiconductors — 1.0%
Foundry JV Holdco LLC
5.900%, 01/25/30 (144A) (a)	1,900,000	1,985,463
Marvell Technology, Inc.
4.750%, 07/15/30	355,000	356,572
SK Hynix, Inc.
1.500%, 01/19/26 (144A)	3,400,000	3,344,734
		5,686,769
Security Description	Principal Amount*	Value
Software — 0.2%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	$962,866
Telecommunications — 1.2%
AT&T, Inc.
1.650%, 02/01/28 (a)	2,700,000	2,532,941
2.300%, 06/01/27	400,000	385,668
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	300,000	301,538
Motorola Solutions, Inc.
4.850%, 08/15/30 (a)	1,015,000	1,025,936
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,050,633
		7,296,716
Transportation — 0.0%
Beacon Mobility Corp.
7.250%, 08/01/30 (144A)	35,000	35,736
Trucking & Leasing — 0.4%
SMBC Aviation Capital Finance DAC
5.100%, 04/01/30 (144A) (a)	2,100,000	2,130,394
Total Corporate Bonds & Notes (Cost $225,189,209)		224,868,606

Asset-Backed Securities—16.6%
Asset-Backed - Automobile — 4.5%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,352,737
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	4,019,988
5.330%, 03/16/27	258,374	258,727
5.780%, 08/16/28	2,590,000	2,619,905
Honda Auto Receivables Owner Trust
5.360%, 09/15/26	498,004	498,589
5.410%, 02/18/28	2,569,891	2,586,408
5.670%, 06/21/28	2,250,000	2,273,996
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,241,057
5.480%, 04/17/28	1,082,764	1,089,711
5.800%, 01/15/27	442,969	443,512
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	3,577,251	3,584,669
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,343,880
5.330%, 01/16/29	2,730,000	2,766,415
		26,079,594
Asset-Backed - Credit Card — 4.5%
American Express Credit Account Master Trust
3.750%, 08/15/27	5,496,000	5,490,556
4.870%, 05/15/28	3,620,000	3,638,683
BA Credit Card Trust
4.980%, 11/15/28	2,000,000	2,021,156
5.000%, 04/15/28	4,000,000	4,007,586
See accompanying notes to financial statements.
BHFTI-166

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Chase Issuance Trust
3.970%, 09/15/27	2,047,000	$2,044,822
Discover Card Execution Note Trust
3.560%, 07/15/27	5,710,000	5,708,231
4.930%, 06/15/28	3,620,000	3,642,107
		26,553,141
Asset-Backed - Home Equity — 0.2%
Angel Oak Mortgage Trust
6.106%, SOFR30A + 1.800%, 02/25/55 (144A) (b)	326,294	328,292
FIGRE Trust
5.408%, 07/25/55 (144A) (b)	464,000	463,994
JP Morgan Mortgage Trust
6.002%, SOFR30A + 1.700%, 03/20/54 (144A) (b)	223,415	224,325
		1,016,611
Asset-Backed - Other — 7.4%
Allegro CLO VII Ltd.
5.386%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	928,605	928,444
Apidos CLO XXXII Ltd.
5.370%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,403,166	1,402,759
Barings CLO Ltd.
5.406%, 3M TSFR + 1.150%, 10/15/30 (144A) (b)	2,807,191	2,808,368
BlueMountain CLO Ltd.
5.526%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	1,862,947	1,862,738
Buckhorn Park CLO Ltd.
5.340%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	898,528
Carlyle Global Market Strategies CLO Ltd.
5.490%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	2,259,889	2,260,542
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,142,304	1,130,080
Compass Datacenters Issuer II LLC
5.022%, 08/25/49 (144A)	286,000	286,314
5.316%, 05/25/50 (144A)	307,000	311,378
Cook Park CLO Ltd.
5.661%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,498,929
Countrywide Asset-Backed Certificates Trust
5.184%, 1M TSFR + 0.864%, 03/25/34 (b)	24,413	24,839
Dryden 68 CLO Ltd.
5.356%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,252,232
Elevation CLO Ltd.
5.190%, 3M TSFR + 0.920%, 10/20/31 (144A) (b)	785,370	784,015
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,251,199	1,235,351
Flatiron CLO 28 Ltd.
5.576%, 3M TSFR + 1.320%, 07/15/36 (144A) (b)	3,610,000	3,614,664
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.350%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	3,200,000	3,196,611
Home Partners of America Trust
2.649%, 01/17/41 (144A)	477,747	444,326
JP Morgan Mortgage Trust
5.502%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	602,785	601,561
Madison Park Funding XLV Ltd.
5.336%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,501,830
Madison Park Funding XXIV Ltd.
5.390%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	868,788	868,949
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Marble Point CLO XV Ltd.
5.319%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	719,100	$718,253
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,716,854
Octagon Investment Partners 35 Ltd.
5.631%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	600,526
RAAC Trust
5.134%, 1M TSFR + 0.814%, 03/25/34 (b)	36,780	36,618
RR 14 Ltd.
5.638%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,392,312
Sound Point CLO XXII Ltd.
5.300%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	1,153,950	1,152,099
Symphony CLO XXIII Ltd.
5.156%, 3M TSFR + 0.900%, 01/15/34 (144A) (b)	1,370,795	1,368,778
THL Credit Wind River CLO Ltd.
5.316%, 3M TSFR + 1.060%, 04/15/31 (144A) (b)	562,295	562,379
		43,460,277
Total Asset-Backed Securities (Cost $97,157,251)		97,109,623

U.S. Treasury & Government Agencies—16.2%
U.S. Treasury — 16.2%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (f)	8,684,081	8,587,566
U.S. Treasury Notes
0.500%, 08/31/27 (g)	2,800,000	2,613,953
0.750%, 08/31/26	23,000,000	22,167,148
2.000%, 11/15/26	11,300,000	11,017,941
2.875%, 08/15/28	6,000,000	5,852,344
3.750%, 08/31/26	4,000,000	3,990,469
3.750%, 12/31/28	13,300,000	13,311,949
4.625%, 04/30/29	14,000,000	14,437,500
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/27 (a)	14,400,000	13,171,268
Total U.S. Treasury & Government Agencies (Cost $94,929,876)		95,150,138

Agency Sponsored Mortgage-Backed Securities—11.2%
Agency Collateralized Mortgage Obligations — 8.3%
Federal Home Loan Mortgage Corp. REMICS
5.205%, SOFR30A + 0.900%, 08/25/54 (b)	2,038,650	2,032,947
5.255%, SOFR30A + 0.950%, 06/25/54 (b)	4,265,274	4,270,623
5.405%, SOFR30A + 1.100%, 02/25/54 (b)	2,887,505	2,882,866
5.405%, SOFR30A + 1.100%, 08/25/54 (b)	2,537,202	2,534,073
5.455%, SOFR30A + 1.150%, 05/25/55 (b)	2,904,030	2,901,946
5.505%, SOFR30A + 1.200%, 06/25/55 (b)	2,894,194	2,887,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.155%, SOFR30A + 0.850%, 11/25/41 (144A) (b)	154,937	154,549
5.255%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	723,075	721,947
5.305%, SOFR30A + 1.000%, 10/25/44 (144A) (b)	261,948	261,872
5.405%, SOFR30A + 1.100%, 05/25/45 (144A) (b)	536,112	536,311
5.505%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	2,423,931	2,424,682
See accompanying notes to financial statements.
BHFTI-167

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.256%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	523,871	$523,054
5.305%, SOFR30A + 1.000%, 07/25/44 (144A) (b)	548,471	547,961
5.305%, SOFR30A + 1.000%, 05/25/45 (144A) (b)	433,708	433,853
5.306%, SOFR30A + 1.000%, 02/25/45 (144A) (b)	316,775	316,972
5.355%, SOFR30A + 1.050%, 09/25/44 (144A) (b)	328,572	328,573
5.405%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	729,267	729,034
5.456%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	822,638	822,635
5.505%, SOFR30A + 1.200%, 01/25/42 (144A) (b)	169,531	169,531
5.755%, SOFR30A + 1.450%, 03/25/45 (144A) (b)	532,877	536,105
5.805%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	2,251,502	2,258,477
6.970%, SOFR30A + 2.664%, 12/25/30 (b)	298,364	307,316
7.220%, SOFR30A + 2.914%, 02/25/30 (b)	359,304	365,734
9.420%, SOFR30A + 5.114%, 07/25/25 (b)	462,860	463,284
11.370%, SOFR30A + 7.064%, 08/25/28 (b)	296,625	305,220
Federal National Mortgage Association REMICS
5.255%, SOFR30A + 0.950%, 01/25/54 (b)	1,686,200	1,689,081
5.255%, SOFR30A + 0.950%, 11/25/54 (b)	5,478,117	5,436,785
5.275%, SOFR30A + 0.970%, 08/25/54 (b)	3,400,780	3,407,320
5.406%, SOFR30A + 1.100%, 07/25/55 (b)	2,900,000	2,894,347
5.455%, SOFR30A + 1.150%, 12/25/53 (b)	2,855,165	2,855,889
5.505%, SOFR30A + 1.200%, 10/25/53 (b)	2,859,957	2,870,504
		48,870,694
Agency Mortgage-Backed Securities — 2.9%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,699,174	2,573,423
3.500%, 10/01/37	2,803,946	2,706,638
6.000%, 02/01/55	9,041,578	9,191,159
Federal National Mortgage Association
5.470%, 6M RFUCCT + 0.845%, 11/01/33 (b)	247	246
5.541%, 1Y H15 + 2.079%, 03/01/30 (b)	42	42
5.549%, 1Y H15 + 2.270%, 08/01/30 (b)	6,457	6,502
5.794%, 6M RFUCCT + 1.169%, 03/01/28 (b)	463	462
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	5,996	6,068
6.000%, 6M RFUCCT + 1.375%, 11/01/33 (b)	10	10
6.038%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,328	1,336
6.040%, 6M RFUCCT + 1.415%, 12/01/32 (b)	30,949	31,003
6.055%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,614	6,689
6.118%, 6M RFUCCT + 1.400%, 03/01/35 (b)	7,629	7,681
6.163%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,715	3,746
6.195%, 6M RFUCCT + 1.570%, 11/01/35 (b)	18,361	18,846
6.245%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,508	2,521
6.280%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	657	668
6.290%, 6M RFUCCT + 1.415%, 06/01/32 (b)	5,468	5,485
6.291%, 6M RFUCCT + 1.653%, 04/01/36 (b)	7,155	7,274
6.293%, 1Y H15 + 2.168%, 07/01/33 (b)	14,333	14,640
6.299%, 6M RFUCCT + 1.585%, 03/01/36 (b)	31,822	32,415
6.331%, 6M RFUCCT + 1.569%, 12/01/34 (b)	8,971	9,112
6.332%, 6M RFUCCT + 1.635%, 03/01/37 (b)	844	872
6.356%, 1Y H15 + 2.152%, 12/01/33 (b)	28,840	29,489
6.380%, 1Y RFUCCT + 1.569%, 11/01/36 (b)	178	181
6.395%, 1Y H15 + 2.270%, 01/01/29 (b)	776	778
6.405%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	21,328	21,651
6.425%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,168	24,690
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.432%, 1Y RFUCCT + 1.682%, 05/01/33 (b)	2,494	$2,522
6.462%, 1Y H15 + 2.058%, 07/01/33 (b)	9,187	9,360
6.477%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	8,431	8,559
6.520%, 1Y H15 + 2.270%, 01/01/32 (b)	3,127	3,153
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	29,926	30,750
6.535%, 1Y H15 + 2.285%, 02/01/35 (b)	22,709	23,350
6.564%, 6M RFUCCT + 1.939%, 06/01/28 (b)	314	316
6.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	23,339	23,685
6.585%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,174	8,345
6.653%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	78,900	80,722
6.708%, 1Y H15 + 2.178%, 11/01/35 (b)	421,906	432,973
6.716%, 1Y H15 + 2.180%, 09/01/33 (b)	719	723
6.720%, 1Y RFUCCT + 1.621%, 01/01/36 (b)	10,738	10,918
6.729%, 1Y H15 + 2.480%, 04/01/36 (b)	813	842
6.731%, 6M RFUCCT + 2.106%, 09/01/33 (b)	14,715	14,792
6.733%, 1Y H15 + 2.228%, 09/01/36 (b)	187	193
6.748%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,700	7,827
6.750%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	11,772	11,931
6.753%, 1Y H15 + 2.479%, 09/01/33 (b)	233	234
6.810%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	402	411
6.827%, 1Y RFUCCT + 1.826%, 03/01/36 (b)	11,316	11,527
6.840%, 1Y RFUCCT + 1.709%, 09/01/35 (b)	452,204	467,568
6.875%, 6M RFUCCT + 2.250%, 10/01/33 (b)	12,921	13,323
6.924%, 1Y RFUCCT + 1.673%, 11/01/36 (b)	355,940	364,089
6.935%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	75,487	77,343
6.998%, 1Y H15 + 1.998%, 10/01/32 (b)	7,198	7,328
7.025%, 6M RFUCCT + 2.275%, 08/01/32 (b)	1,740	1,773
7.037%, 1Y H15 + 2.360%, 11/01/34 (b)	489,190	508,433
7.070%, 1Y H15 + 2.014%, 08/01/29 (b)	55	56
7.104%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	129,066	132,777
7.114%, 1Y H15 + 2.352%, 01/01/32 (b)	102	103
7.130%, 1Y H15 + 2.244%, 03/01/38 (b)	2,929	2,998
7.156%, 1Y RFUCCT + 1.656%, 10/01/36 (b)	586	599
7.250%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	8,893	8,983
7.265%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	10,116	10,233
7.275%, 1Y H15 + 2.150%, 08/01/33 (b)	30,039	30,699
7.344%, 1Y H15 + 2.445%, 07/01/28 (b)	178	179
7.348%, 1Y H15 + 2.223%, 07/01/35 (b)	5,139	5,314
7.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	924	945
7.414%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	1,954	1,984
7.415%, 1Y H15 + 2.290%, 08/01/32 (b)	424	432
7.445%, 1Y RFUCCT + 1.696%, 08/01/37 (b)	2,660	2,729
7.467%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	20,422	20,623
7.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	577	593
		17,045,864
Total Agency Sponsored Mortgage-Backed Securities (Cost $65,914,494)		65,916,558

Non-Agency Mortgage-Backed Securities—7.9%
Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust
5.374%, 02/25/35 (b)	205,341	204,252
See accompanying notes to financial statements.
BHFTI-168

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	648,686	$620,915
6.191%, 03/25/64 (144A) (h)	1,387,504	1,400,784
6.285%, 02/25/64 (144A) (h)	290,150	292,802
6.394%, 10/25/63 (144A) (h)	798,337	805,261
6.435%, 05/25/63 (144A) (h)	1,720,668	1,729,420
6.505%, 06/25/63 (144A) (h)	164,639	165,708
6.602%, 09/25/63 (144A) (h)	304,328	306,973
CAFL Issuer LP
5.684%, 05/28/40 (144A) (h)	227,000	227,910
CHL Mortgage Pass-Through Trust
5.038%, 07/25/34 (b)	131,626	125,461
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	756,060	753,446
5.835%, 02/25/69 (144A) (h)	904,245	907,804
5.903%, 12/25/68 (144A) (h)	473,665	476,161
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,576	19,080
Cross Mortgage Trust
5.883%, 04/25/70 (144A) (b)	347,601	351,564
6.085%, 12/25/68 (144A) (h)	970,140	975,987
HOMES Trust
5.915%, 07/25/69 (144A) (h)	397,089	399,443
Imperial Fund Mortgage Trust
5.941%, 02/25/68 (144A) (h)	605,460	604,891
JP Morgan Mortgage Trust
2.500%, 06/25/52 (144A) (b)	630,875	560,445
5.919%, 06/25/54 (144A) (h)	345,068	347,021
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (b)	185,000	185,770
Merrill Lynch Mortgage Investors Trust
5.174%, 1M TSFR + 0.854%, 03/25/28 (b)	34,842	34,323
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	208,036	205,551
3.500%, 04/25/66 (144A) (b)	821,964	806,066
Morgan Stanley Residential Mortgage Loan Trust
5.655%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	870,656	873,355
6.152%, 12/25/68 (144A) (h)	988,843	996,066
New York Mortgage Trust
5.109%, 1M TSFR + 0.789%, 02/25/36 (b)	26,637	26,152
OBX Trust
2.500%, 10/25/51 (144A) (b)	249,007	222,139
5.084%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	209,256	205,164
5.878%, 12/25/63 (144A) (h)	432,163	434,126
5.928%, 11/25/63 (144A) (h)	585,126	587,155
6.067%, 01/25/64 (144A) (h)	341,983	344,324
6.129%, 12/25/63 (144A) (h)	512,080	516,095
6.233%, 05/25/64 (144A) (h)	890,204	899,848
6.465%, 10/25/63 (144A) (h)	1,469,340	1,481,233
PRKCM Trust
6.333%, 03/25/59 (144A) (h)	298,257	300,693
6.431%, 05/25/59 (144A) (h)	313,892	317,121
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	475,890	420,237
PSMC Trust
2.500%, 08/25/51 (144A) (b)	2,316,658	2,074,261
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust
5.072%, 1M TSFR + 0.754%, 11/20/34 (b)	81,358	$76,515
Station Place Securitization Trust
5.221%, 1M TSFR + 0.900%, 07/23/26 (144A) (b)	2,052,000	2,059,016
5.222%, 1M TSFR + 0.900%, 10/27/25 (144A) (b)	1,800,000	1,806,885
Toorak Mortgage Trust
5.524%, 02/25/40 (144A) (h)	270,000	270,032
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,150,481	1,088,806
3.750%, 03/25/58 (144A) (b)	272,805	265,390
3.750%, 05/25/58 (144A) (b)	1,362,463	1,335,275
Verus Securitization Trust
6.095%, 02/25/69 (144A) (h)	204,742	206,150
6.218%, 06/25/69 (144A) (h)	546,098	551,983
6.338%, 04/25/69 (144A) (h)	682,833	690,286
6.665%, 09/25/68 (144A) (h)	168,798	170,729
6.876%, 11/25/68 (144A) (b)	549,007	556,838
WaMu Mortgage Pass-Through Certificates Trust
4.894%, 1M TSFR + 0.574%, 04/25/45 (b)	336,640	342,208
		31,625,120
Commercial Mortgage-Backed Securities — 2.5%
BBCMS Mortgage Trust
1.395%, 05/15/58 (b) (i)	11,516,656	571,786
BMO Mortgage Trust
1.580%, 05/15/58 (b) (i)	7,922,912	442,413
BX Commercial Mortgage Trust
5.126%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,889,215	1,883,311
BX Mortgage Trust
5.116%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,637,218
BX Trust
5.803%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	1,910,504	1,911,698
Citigroup Commercial Mortgage Trust
2.450%, 07/10/49	447,449	440,505
COMM Mortgage Trust
4.242%, 02/10/48 (b)	442,000	426,558
CSAIL Commercial Mortgage Trust
1.206%, 03/15/53 (b) (i)	14,380,316	548,415
3.718%, 08/15/48	424,249	422,577
3.849%, 06/15/57 (b)	303,635	298,931
GS Mortgage Securities Trust
0.728%, 02/13/53 (b) (i)	26,945,434	609,269
3.050%, 05/10/49	320,000	315,844
JPMBB Commercial Mortgage Securities Trust
3.576%, 03/17/49	1,043,000	1,034,346
3.800%, 01/15/48	48,243	47,639
3.801%, 08/15/48	246,271	245,733
Morgan Stanley Bank of America Merrill Lynch Trust
3.994%, 12/15/49 (b)	602,000	591,541
4.068%, 12/15/47	355,000	352,614
Morgan Stanley Capital I Trust
4.152%, 05/15/48 (b)	432,685	431,742
Wells Fargo Commercial Mortgage Trust
1.156%, 10/15/52 (b) (i)	15,146,771	545,178
3.695%, 11/15/48	380,000	378,432
See accompanying notes to financial statements.
BHFTI-169

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
4.858%, 01/15/59 (b)	321,000	$317,842
		14,453,592
Total Non-Agency Mortgage-Backed Securities (Cost $46,653,228)		46,078,712

Floating Rate Loans (j)—4.1%
Aerospace/Defense — 0.0%
Barnes Group, Inc.
2025 Term Loan B, 7.327%, 1M TSFR + 2.750%, 01/27/32	249,375	250,050
Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 6.507%, 6M TSFR + 2.250%, 06/04/29	238,600	236,363
AS Mileage Plan IP Ltd.
Term Loan B, 6.269%, 3M TSFR + 2.000%, 10/15/31	136,263	137,157
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.275%, 3M TSFR + 2.000%, 02/22/31	198,889	199,728
WestJet Loyalty LP
Term Loan B, 7.546%, 3M TSFR + 3.250%, 02/14/31	237,000	237,099
		810,347
Apparel — 0.0%
Hanesbrands, Inc.
2025 Term Loan B, 7.077%, 1M TSFR + 2.750%, 03/07/32	191,045	191,642
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 7.077%, 1M TSFR + 2.750%, 01/28/32	259,980	260,143
First Brands Group LLC
2021 Term Loan, 9.541%, 3M TSFR + 5.000%, 03/30/27	153,217	145,173
		405,316
Beverages — 0.1%
Primo Brands Corp.
2025 Term Loan B, 6.546%, 3M TSFR + 2.250%, 03/31/28	340,372	341,933
Building Materials — 0.2%
EMRLD Borrower LP
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 08/04/31	70,474	70,400
Term Loan B, 6.833%, 3M TSFR + 2.500%, 05/31/30	238,728	238,728
Knife River Holdco
Term Loan, 6.310%, 3M TSFR + 2.000%, 03/08/32	19,052	19,124
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.577%, 1M TSFR + 2.250%, 03/19/29	248,741	249,051
2025 Term Loan B, 6.577%, 1M TSFR + 2.250%, 02/10/32	89,431	89,415
Watlow Electric Manufacturing Co.
Term Loan B, 7.280%, 3M TSFR + 3.000%, 03/02/28	191,219	192,146
		858,864
Security Description	Principal Amount*	Value

Chemicals — 0.1%
A-AP Buyer, Inc.
Term Loan B, 7.077%, 1M TSFR + 2.750%, 09/09/31	100,688	$100,437
Albaugh LLC
2022 Term Loan B, 8.077%, 1M TSFR + 3.750%, 04/06/29	79,182	78,885
Fortis 333, Inc.
USD Term Loan B, 7.796%, 3M TSFR + 3.500%, 03/29/32	43,860	43,901
Illuminate Buyer LLC
2024 1st Lien Term Loan B, 7.327%, 1M TSFR + 3.000%, 12/31/29	59,322	59,574
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 8.677%, 1M TSFR + 4.250%, 04/02/29	339,492	314,030
Lonza Group AG
USD Term Loan B, 8.321%, 3M TSFR + 3.925%, 07/03/28	248,751	228,540
		825,367
Commercial Services — 0.5%
Albion Financing 3 SARL
2025 USD Term Loan B, 7.321%, 3M TSFR + 3.000%, 08/16/29	28,152	28,223
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.177%, 1M TSFR + 3.750%, 05/12/28	260,044	261,482
APi Group DE, Inc.
2025 Term Loan, 6.077%, 1M TSFR + 1.750%, 01/03/29	250,000	250,400
Boost Newco Borrower LLC
2025 USD Term Loan B, 6.296%, 3M TSFR + 2.000%, 01/31/31	249,375	250,030
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.077%, 1M TSFR + 2.750%, 01/31/31	250,000	247,708
Cimpress PLC
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 05/17/28	149,248	149,124
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 7.077%, 1M TSFR + 2.750%, 10/01/31	248,750	249,714
Garda World Security Corp.
2025 Term Loan B, 7.314%, 1M TSFR + 3.000%, 02/01/29	249,375	249,453
Nuvei Technologies Corp.
2024 Term Loan B1, 7.327%, 1M TSFR + 3.000%, 11/17/31	244,894	245,328
PG Investment Co. 59 SARL
Term Loan B, 7.046%, 3M TSFR + 2.750%, 03/26/31	82,763	83,112
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, 6.070%, 1M TSFR + 1.750%, 03/07/32	249,375	247,777
TTF Holdings LLC
2024 Term Loan, 8.002%, 6M TSFR + 3.750%, 07/18/31	83,205	82,477
Veritiv Corp.
Term Loan B, 8.296%, 3M TSFR + 4.000%, 11/30/30	241,676	242,885
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.827%, 1M TSFR + 2.500%, 01/30/31	246,372	245,371
		2,833,084
Computers — 0.2%
Clover Holdings 2 LLC
Term Loan B, 8.307%, 3M TSFR + 4.000%, 12/09/31	47,506	47,640
See accompanying notes to financial statements.
BHFTI-170

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Fortress Intermediate 3, Inc.
Term Loan B, 7.827%, 1M TSFR + 3.500%, 06/27/31	243,096	$243,703
Imprivata, Inc.
2024 Term Loan, 7.780%, 3M TSFR + 3.500%, 12/01/27	57,303	57,602
Kaseya, Inc.
2025 1st Lien Term Loan B, 7.577%, 1M TSFR + 3.250%, 03/20/32	247,697	249,013
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.316%, 1M TSFR + 3.000%, 03/01/29	248,750	241,391
Nielsen Consumer, Inc.
2025 USD Term Loan, 7.827%, 1M TSFR + 3.500%, 03/06/28	249,375	249,999
World Wide Technology Holding Co. LLC
2024 Term Loan B, 6.562%, 1M TSFR + 2.250%, 03/01/30	26,184	26,282
		1,115,630
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan D, 6.270%, 6M TSFR + 2.000%, 07/27/28	146,390	146,573
Diversified Financial Services — 0.2%
Citadel Securities LP
2024 First Lien Term Loan, 6.327%, 1M TSFR + 2.000%, 10/31/31	374,615	376,078
Corpay Technologies Operating Co. LLC
Term Loan B5, 6.077%, 1M TSFR + 1.750%, 04/28/28	31,755	31,798
CPI Holdco B LLC
2024 Incremental Term Loan B, 6.577%, 1M TSFR + 2.250%, 05/17/31	250,000	249,922
Edelman Financial Center LLC
2024 Term Loan, 7.327%, 1M TSFR + 3.000%, 04/07/28	330,932	331,700
Jane Street Group LLC
2024 Term Loan B1, 6.333%, 3M TSFR + 2.000%, 12/15/31	246,134	246,119
		1,235,617
Electric — 0.0%
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 6.327%, 1M TSFR + 2.000%, 07/31/30	100,000	100,139
Calpine Corp.
2024 Term Loan B10, 6.077%, 1M TSFR + 1.750%, 01/31/31	149,624	149,768
		249,907
Electronics — 0.0%
Minimax Viking GmbH
2025 USD Term Loan B, 6.577%, 1M TSFR + 2.250%, 03/17/32	22,671	22,799
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.046%, 3M TSFR + 2.750%, 11/22/29	248,501	248,267
		271,066
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.776%, 3M TSFR + 4.500%, 08/01/30	248,740	208,527
Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Radar Bidco SARL
2024 USD Term Loan, 7.785%, 3M TSFR + 3.500%, 04/04/31	83,332	$83,827
		292,354
Entertainment — 0.2%
Bally's Corp.
2021 Term Loan B, 7.784%, 3M TSFR + 3.250%, 10/02/28	247,806	220,160
Banijay Entertainment SAS
2025 USD Term Loan B3, 7.072%, 1M TSFR + 2.750%, 03/01/28	44,208	44,365
Caesars Entertainment, Inc.
Term Loan B, 6.577%, 1M TSFR + 2.250%, 02/06/30	86,280	86,347
Flutter Financing BV
2024 Term Loan B, 6.046%, 3M TSFR + 1.750%, 11/30/30	248,738	247,999
Great Canadian Gaming Corp.
2024 Term Loan B, 9.074%, 3M TSFR + 4.750%, 11/01/29	150,000	146,813
GVC Holdings Ltd.
2024 USD Term Loan B3, 7.016%, 6M TSFR + 2.750%, 10/31/29	99,000	99,504
Scientific Games Holdings LP
2024 USD Term Loan B, 7.285%, 3M TSFR + 3.000%, 04/04/29	266,067	266,039
		1,111,227
Food — 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.577%, 1M TSFR + 4.250%, 12/23/30	87,792	88,286
Froneri Lux Finco SARL
2024 USD Term Loan B4, 6.237%, 6M TSFR + 2.000%, 09/30/31	232,993	230,787
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.535%, 3M TSFR + 3.250%, 04/01/29	246,532	245,634
		564,707
Food Service — 0.0%
Aramark Services, Inc.
2024 Term Loan B8, 6.327%, 1M TSFR + 2.000%, 06/22/30	22,722	22,826
Golden State Foods LLC
Term Loan B, 8.561%, 1M TSFR + 4.250%, 12/04/31	67,290	67,694
		90,520
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
Term Loan, 8.671%, 1M TSFR + 4.250%, 05/10/27	236,041	236,011
Healthcare-Services — 0.1%
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.564%, 1M TSFR + 4.250%, 02/11/28	77,398	77,471
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 02/21/31	99,001	99,372
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.689%, 1M TSFR + 4.250%, 10/01/28	246,164	243,504
		420,347
See accompanying notes to financial statements.
BHFTI-171

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.296%, 3M TSFR + 3.000%, 03/05/29	237,000	$237,593
Forward Air Corp.
Term Loan B, 8.780%, 3M TSFR + 4.500%, 12/19/30	250,000	248,562
		486,155
Home Builders — 0.0%
Tecta America Corp.
2025 Term Loan B, 7.327%, 1M TSFR + 3.000%, 02/18/32	71,428	71,661
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.324%, 1M TSFR + 3.000%, 07/31/28	453,534	453,372
Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.546%, 3M TSFR + 3.250%, 01/20/32	224,398	223,323
Insurance — 0.3%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.072%, 1M TSFR + 2.750%, 09/19/31	248,747	249,016
AmWINS Group, Inc.
2025 Term Loan B, 6.577%, 1M TSFR + 2.250%, 01/30/32	261,066	261,474
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.827%, 1M TSFR + 3.500%, 02/14/31	208,357	209,120
Asurion LLC
2021 Second Lien Term Loan B4, 9.691%, 1M TSFR + 5.250%, 01/20/29	144,707	134,759
2023 Term Loan B11, 8.677%, 1M TSFR + 4.250%, 08/19/28	246,222	243,975
BroadStreet Partners, Inc.
2024 Term Loan B4, 7.327%, 1M TSFR + 3.000%, 06/13/31	237,600	238,164
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.327%, 1M TSFR + 3.000%, 07/31/31	220,821	221,833
		1,558,341
Internet — 0.1%
CNT Holdings I Corp.
2025 Term Loan, 6.780%, 3M TSFR + 2.500%, 11/08/32	99,750	100,093
MH Sub I LLC
2023 Term Loan, 8.577%, 1M TSFR + 4.250%, 05/03/28	146,999	137,830
2024 Term Loan B4, 8.577%, 1M TSFR + 4.250%, 12/31/31	99,492	86,744
		324,667
Leisure Time — 0.0%
Horizon U.S. Finco LP
Term Loan B, 9.030%, 3M TSFR + 4.750%, 10/31/31	248,683	245,574
Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.574%, 1M TSFR + 2.250%, 01/27/31	249,372	249,701
Machinery-Diversified — 0.1%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.427%, 1M TSFR + 4.000%, 03/25/31	189,998	187,425
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
CPM Holdings, Inc.
2023 Term Loan, 8.824%, 1M TSFR + 4.500%, 09/28/28	236,992	$232,450
Crown Equipment Corp.
2025 Term Loan B, 6.574%, 1M TSFR + 2.250%, 10/10/31	250,000	250,195
		670,070
Media — 0.1%
Charter Communications Operating LLC
2024 Term Loan B5, 6.548%, 3M TSFR + 2.250%, 12/15/31	248,750	249,416
Gray Television LLC
2021 Term Loan D, 7.439%, 1M TSFR + 3.000%, 12/01/28	287,846	279,787
		529,203
Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 1st Lien Term Loan B, 7.827%, 1M TSFR + 3.500%, 08/16/29	98,834	99,298
Zekelman Industries, Inc.
2024 Term Loan B, 6.563%, 1M TSFR + 2.250%, 01/24/31	237,000	237,740
		337,038
Oil & Gas — 0.0%
Hilcorp Energy I LP
Term Loan B, 6.314%, 1M TSFR + 2.000%, 02/11/30	114,000	114,237
Oil & Gas Services — 0.0%
Star Holding LLC
2024 1st Lien Term Loan B, 8.827%, 1M TSFR + 4.500%, 07/31/31	248,747	237,009
Pipelines — 0.1%
EPIC Crude Services LP
2024 Term Loan B, 7.256%, 3M TSFR + 3.000%, 10/15/31	149,159	149,842
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.572%, 1M TSFR + 2.250%, 10/05/28	157,608	157,749
UGI Energy Services LLC
2024 Term Loan B, 6.827%, 1M TSFR + 2.500%, 02/22/30	166,875	167,761
		475,352
Real Estate — 0.1%
CoreLogic, Inc.
Term Loan, 7.941%, 1M TSFR + 3.500%, 06/02/28	248,708	245,638
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.577%, 1M TSFR + 3.250%, 01/31/30	227,400	228,821
		474,459
Retail — 0.5%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 6.077%, 1M TSFR + 1.750%, 09/20/30	248,744	247,837
Dave & Buster's, Inc.
2024 Term Loan B, 7.563%, 3M TSFR + 3.250%, 06/29/29	250,000	243,177
Flynn Restaurant Group LP
2025 Incremental Term Loan, 8.077%, 1M TSFR + 3.750%, 01/28/32	214,082	214,082
See accompanying notes to financial statements.
BHFTI-172

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 10.427%, 1M TSFR + 6.100%, 10/07/26	215,807	$146,749
Great Outdoors Group LLC
2025 Term Loan B, 7.577%, 1M TSFR + 3.250%, 01/23/32	209,563	208,987
Highline Aftermarket Acquisition LLC
2025 Term Loan B, 7.827%, 1M TSFR + 3.500%, 02/19/30	243,040	244,863
Kodiak Building Partners, Inc.
2024 Term Loan B, 8.035%, 3M TSFR + 3.750%, 12/04/31	249,375	240,335
Peer Holding III BV
2025 USD Term Loan B5B, 6.796%, 3M TSFR + 2.500%, 07/01/31	177,662	178,827
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 7.807%, 3M TSFR + 3.250%, 03/03/28	250,000	231,250
Restoration Hardware, Inc.
2022 Incremental Term Loan, 7.677%, 1M TSFR + 3.250%, 10/20/28	248,721	243,560
Specialty Building Products Holdings LLC
2021 Term Loan B, 8.177%, 1M TSFR + 3.750%, 10/15/28	248,853	238,899
Whatabrands LLC
2024 1st Lien Term Loan B, 6.827%, 1M TSFR + 2.500%, 08/03/28	56,305	56,379
White Cap Buyer LLC
2024 Term Loan B, 7.577%, 1M TSFR + 3.250%, 10/19/29	138,358	137,647
		2,632,592
Software — 0.3%
Adeia, Inc.
2025 Repriced Term Loan, 6.827%, 1M TSFR + 2.500%, 06/08/28	196,279	197,016
Central Parent, Inc.
2024 Term Loan B, 7.546%, 3M TSFR + 3.250%, 07/06/29	268,348	224,923
Cloudera, Inc.
2021 Term Loan, 8.177%, 1M TSFR + 3.750%, 10/08/28	248,715	239,699
ConnectWise LLC
2021 Term Loan B, 8.057%, 3M TSFR + 3.500%, 09/29/28	89,977	90,539
Flash Charm, Inc.
2024 Term Loan, 7.776%, 3M TSFR + 3.500%, 03/02/28	248,740	234,126
Playtika Holding Corp.
2021 Term Loan B1, 03/13/28 (k)	248,701	245,178
Skopima Merger Sub, Inc.
2024 Repriced Term Loan, 8.077%, 1M TSFR + 3.750%, 05/12/28	248,750	245,874
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.577%, 1M TSFR + 3.250%, 11/26/31	248,750	247,875
		1,725,230
Transportation — 0.2%
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 6.796%, 3M TSFR + 2.500%, 07/21/28	189,761	190,078
2024 Term Loan C, 6.796%, 3M TSFR + 2.500%, 07/21/28	58,185	58,282
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.577%, 1M TSFR + 3.250%, 01/25/29	258,050	254,824
Rand Parent LLC
2025 Term Loan B, 7.296%, 3M TSFR + 3.000%, 03/18/30	249,374	249,062
Security Description	Principal Amount*/ Shares	Value

Transportation—(Continued)
Worldwide Express Operations LLC
2024 Term Loan B, 8.296%, 3M TSFR + 4.000%, 07/26/28	268,301	$268,511
		1,020,757
Total Floating Rate Loans (Cost $24,316,359)		24,079,303

Municipals—1.8%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,912,256
Empire State Development Corp.
2.250%, 03/15/26	5,950,000	5,865,875
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,325,000	1,205,668
Texas State University System
2.351%, 03/15/26	1,385,000	1,369,404
Total Municipals (Cost $10,638,263)		10,353,203

Foreign Government—0.2%
Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	806,075
Sovereign — 0.1%
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	536,940
Total Foreign Government (Cost $1,428,699)		1,343,015

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	12,000

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (l)	40,457	0
KSouth Africa Ltd. - Class A (d) (e) (l)	8,217,950	0
KSouth Africa Ltd. - Class B (d) (e) (l)	817,800	0
Party City Holdco, Inc. (d) (e) (l)	8	0
Total Common Stocks (Cost $487,730)		0

Short-Term Investments—3.7%
Discount Note—2.9%
Federal Home Loan Bank
Zero Coupon, 07/01/25 (m)	16,890,000	16,888,044
See accompanying notes to financial statements.
BHFTI-173

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $4,368,030; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $4,455,108	4,367,636	$4,367,636
Total Short-Term Investments (Cost $21,257,636)		21,255,680

Securities Lending Reinvestments (n)—11.0%
Certificates of Deposit—1.9%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (b)	2,000,000	1,999,998
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,998
4.750%, SOFR + 0.350%, 05/14/26 (b)	2,000,000	1,999,997
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (b)	1,500,000	1,499,974
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (b)	2,000,000	1,999,394
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (b)	2,000,000	2,000,872
Truist Bank
4.340%, 07/01/25	1,000,000	1,000,001
		11,500,234
Commercial Paper—0.2%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (b)	1,000,000	1,000,010
Repurchase Agreements—8.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $3,000,372; collateralized by various Common Stock with an aggregate market value of $3,339,222	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $10,851,365; collateralized by various Common Stock with an aggregate market value of $12,076,853	10,850,000	10,850,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $555,036; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $566,068	554,969	$554,969
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $200,024; collateralized by various Common Stock with an aggregate market value of $220,000	200,000	200,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $13,011,527; collateralized by various Common Stock with an aggregate market value of $14,496,597	13,000,000	13,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $2,000,247; collateralized by various Common Stock with an aggregate market value of $2,225,238	2,000,000	2,000,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,112,443	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $12,501,538; collateralized by various Common Stock with an aggregate market value of $13,751,692	12,500,000	12,500,000
		52,104,969
Total Securities Lending Reinvestments (Cost $64,605,227)		64,605,213
Total Investments—111.1% (Cost $653,777,972)		650,772,051
Other assets and liabilities (net)—(11.1)%		(64,766,065)
Net Assets—100.0%		$586,005,986

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$490,523, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $78,890,619 and the collateral received consisted of cash in the amount of $64,605,434 and non-cash collateral with a value of $16,820,884. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party

See accompanying notes to financial statements.
BHFTI-174

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $2,053,820.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Interest only security.
(j)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(k)	This loan will settle after June 30, 2025, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$171,642,358, which is 29.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 08/15/27	01/19/24-01/22/24	USD	1,100,000	$937,321	$490,523
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	USD	712,186	1,372,248	0
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	USD	313,720	313,720	0
					$490,523
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$103,064,748	$122,318,950	$113 ,996,967	$191,561,946
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(63,421,446)	$—	$—	$—	$(63,421,446)
Foreign Government	(253,688)	—	—	—	(253,688)
U.S. Treasury & Government Agencies	(930,300)	—	—	—	(930,300)
Total Borrowings	$(64,605,434)	$—	$—	$—	$(64,605,434)
Gross amount of recognized liabilities for securities lending transactions					$(64,605,434)
See accompanying notes to financial statements.
BHFTI-175

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/25	556	USD	115,661,031	$438,012
U.S. Treasury Note 5 Year Futures	09/30/25	149	USD	16,241,000	138,655

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/25	(23)	USD	(2,578,875)	(35,251)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(5)	USD	(571,328)	(9,226)
Net Unrealized Appreciation					$532,190
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.000%	Annually	08/26/27	USD	7,900,000	$87,227	$2,532	$84,695
Pay	12M SOFR	Annually	4.110%	Annually	02/24/27	USD	76,500,000	638,281	102,704	535,577
Receive	12M SOFR	Annually	4.000%	Annually	02/26/35	USD	2,300,000	(60,838)	1,165	(62,003)
Receive	12M SOFR	Annually	4.060%	Annually	02/25/30	USD	17,100,000	(474,051)	4,998	(479,049)
Totals								$190,619	$111,399	$79,220
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S41	5.000%	Quarterly	12/21/28	2.619%	USD	1,188,000	$87,697	$(657)	$88,354
CDX.NA.HY.S42	5.000%	Quarterly	06/21/29	2.779%	USD	2,200,000	168,927	88,621	80,306
CDX.NA.HY.S43	5.000%	Quarterly	12/21/29	3.073%	USD	3,600,000	264,017	243,524	20,493
CDX.NA.IG.S43	1.000%	Quarterly	12/21/29	0.453%	USD	7,900,000	177,702	140,054	37,648
CDX.NA.IG.S44	1.000%	Quarterly	06/21/30	0.510%	USD	24,025,000	531,145	408,414	122,731
Totals							$1,229,488	$879,956	$349,532
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/21/27	CBNA	0.644%	USD	685,000	$4,657	$(48,628)	$53,285
See accompanying notes to financial statements.
BHFTI-176

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S39 (15-25% Tranche)	5.000%	Quarterly	12/21/27	JPMC	1.341%	USD	1,900,000	$164,593	$57,025	$107,568
CDX.NA.IG.S41 (3-7% Tranche)	1.000%	Quarterly	12/21/28	CBNA	0.337%	USD	5,000,000	107,933	(116,003)	223,936
Totals								$272,526	$(58,978)	$331,504

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $137,993 have been received at the custodian bank as collateral for OTC swap contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$277,183
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	349,532
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	620,272	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$541,052
	Unrealized appreciation on futures contracts (c) (d)	576,667	Unrealized depreciation on futures contracts (c) (d)	44,477
Total		$1,823,654		$585,529

(a)	Excludes OTC swap interest receivable of $4,640.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$112,590	$—	$—	$112,590
JPMorgan Chase Bank NA	164,593	—	(137,993)	26,600
	$277,183	$—	$(137,993)	$139,190

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTI-177

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Total
Purchased options	$—	$95,827	$95,827
Futures contracts	606,254	—	606,254
Swap contracts	(75,354)	171,703	96,349
Written options	—	35,948	35,948
	$530,900	$303,478	$834,378

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Total
Futures contracts	$327,900	$—	$327,900
Swap contracts	79,220	153,634	232,854
	$407,120	$153,634	$560,754
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$20,900,000
Futures contracts long	141,203,617
Futures contracts short	(3,195,602)
Swap contracts	127,735,500
Written options	(20,900,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$3,773,218	$—	$3,773,218
Agriculture	—	915,157	—	915,157
Airlines	—	1,709,735	—	1,709,735
Apparel	—	906,443	—	906,443
Auto Manufacturers	—	8,949,092	—	8,949,092
Banks	—	73,467,943	—	73,467,943
Beverages	—	2,211,522	—	2,211,522
Building Materials	—	2,812,852	—	2,812,852
Chemicals	—	1,780,054	—	1,780,054
Commercial Services	—	1,162,073	—	1,162,073
Cosmetics/Personal Care	—	3,350,297	—	3,350,297
Diversified Financial Services	—	8,845,713	—	8,845,713
Electric	—	20,016,409	—	20,016,409
Electrical Components & Equipment	—	1,131,715	—	1,131,715
Entertainment	—	1,844,034	—	1,844,034
Food	—	5,296,585	—	5,296,585
Healthcare-Products	—	2,888,133	—	2,888,133
Healthcare-Services	—	11,253,599	—	11,253,599
Home Builders	—	3,005,225	—	3,005,225
Insurance	—	14,616,800	—	14,616,800
Leisure Time	—	305,076	—	305,076
Lodging	—	1,615,197	—	1,615,197
Machinery-Construction & Mining	—	1,024,778	—	1,024,778
Machinery-Diversified	—	204,772	—	204,772
Media	—	2,951,829	—	2,951,829
Mining	—	2,247,433	—	2,247,433
Multi-National	—	1,274,679	—	1,274,679
See accompanying notes to financial statements.
BHFTI-178

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$8,591,803	$—	$8,591,803
Oil & Gas Services	—	607,769	—	607,769
Packaging & Containers	—	1,213,653	—	1,213,653
Pharmaceuticals	—	6,043,900	—	6,043,900
Pipelines	—	4,249,397	—	4,249,397
Real Estate Investment Trusts	—	7,749,822	—	7,749,822
Retail	—	739,418	0	739,418
Semiconductors	—	5,686,769	—	5,686,769
Software	—	962,866	—	962,866
Telecommunications	—	7,296,716	—	7,296,716
Transportation	—	35,736	—	35,736
Trucking & Leasing	—	2,130,394	—	2,130,394
Total Corporate Bonds & Notes	—	224,868,606	0	224,868,606
Total Asset-Backed Securities*	—	97,109,623	—	97,109,623
Total U.S. Treasury & Government Agencies*	—	95,150,138	—	95,150,138
Total Agency Sponsored Mortgage-Backed Securities*	—	65,916,558	—	65,916,558
Total Non-Agency Mortgage-Backed Securities*	—	46,078,712	—	46,078,712
Total Floating Rate Loans*	—	24,079,303	—	24,079,303
Total Municipals*	—	10,353,203	—	10,353,203
Total Foreign Government*	—	1,343,015	—	1,343,015
Total Escrow Shares*	—	12,000	—	12,000
Total Common Stocks*	—	—	0	0
Total Short-Term Investments*	—	21,255,680	—	21,255,680
Total Securities Lending Reinvestments*	—	64,605,213	—	64,605,213
Total Investments	$—	$650,772,051	$0	$650,772,051
Collateral for Securities Loaned (Liability)	$—	$(64,605,434)	$—	$(64,605,434)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$576,667	$—	$—	$576,667
Futures Contracts (Unrealized Depreciation)	(44,477)	—	—	(44,477)
Total Futures Contracts	$532,190	$—	$—	$532,190
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$969,804	$—	$969,804
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(541,052)	—	(541,052)
Total Centrally Cleared Swap Contracts	$—	$428,752	$—	$428,752
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$277,183	$—	$277,183

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-179

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$650,772,051
Cash	58,185
Cash collateral for futures contracts	817,131
OTC swap contracts at market value (c)	277,183
Receivable for:
Investments sold	801,267
Fund shares sold	116,848
Principal paydowns	33,048
Interest	4,033,663
Interest on OTC swap contracts	4,640
Variation margin on futures contracts	40,579
Variation margin on centrally cleared swap contracts	40,215
Prepaid expenses	4,640
Total Assets	656,999,450
Liabilities
Collateral for securities loaned	64,605,434
Payable for:
Investments purchased	5,633,948
Fund shares redeemed	40,265
Accrued Expenses:
Management fees	206,734
Distribution and service fees	43,856
Deferred trustees’ fees	210,951
Other expenses	252,276
Total Liabilities	70,993,464
Net Assets	$586,005,986
Net Assets Consist of:
Paid in surplus	$736,977,474
Distributable earnings (Accumulated losses)	(150,971,488)
Net Assets	$586,005,986
Net Assets
Class A	$371,693,320
Class B	214,312,666
Capital Shares Outstanding*
Class A	43,014,058
Class B	24,918,398
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.64
Class B	8.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $653,777,972.
(b)	Includes securities loaned at value of $78,890,619.
(c)	Net premium received on OTC swap contracts was $107,606.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest	$14,315,935
Securities lending income	109,951
Total investment income	14,425,886
Expenses
Management fees	1,552,707
Administration fees	27,605
Custodian and accounting fees	48,090
Distribution and service fees—Class B	270,414
Audit and tax services	53,587
Legal	22,723
Trustees’ fees and expenses	20,035
Shareholder reporting	13,760
Insurance	2,982
Miscellaneous	10,234
Total expenses	2,022,137
Less management fee waiver	(236,065)
Net expenses	1,786,072
Net Investment Income	12,639,814
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(929,040)
Purchased options	95,827
Futures contracts	606,254
Written options	35,948
Swap contracts	96,349
Net realized gain (loss)	(94,662)
Net change in unrealized appreciation (depreciation) on:
Investments	5,602,324
Futures contracts	327,900
Swap contracts	232,854
Net change in unrealized appreciation (depreciation)	6,163,078
Net realized and unrealized gain (loss)	6,068,416
Net Increase (Decrease) in Net Assets From Operations	$18,708,230
See accompanying notes to financial statements.
BHFTI-180

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,639,814	$27,288,726
Net realized gain (loss)	(94,662)	(227,583)
Net change in unrealized appreciation (depreciation)	6,163,078	7,090,981
Increase (decrease) in net assets from operations	18,708,230	34,152,124
From Distributions to Shareholders
Class A	(19,373,385)	(20,601,305)
Class B	(10,676,742)	(8,912,426)
Total distributions	(30,050,127)	(29,513,731)
Increase (decrease) in net assets from capital share transactions	(52,975,367)	(76,112,669)
Total increase (decrease) in net assets	(64,317,264)	(71,474,276)
Net Assets
Beginning of period	650,323,250	721,797,526
End of period	$586,005,986	$650,323,250

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	213,881	$1,926,038	28,672	$252,470
Reinvestments	2,255,342	19,373,385	2,406,695	20,601,305
Redemptions	(7,766,341)	(69,628,716)	(10,565,829)	(92,820,070)
Net increase (decrease)	(5,297,118)	$(48,329,293)	(8,130,462)	$(71,966,295)
Class B
Sales	1,287,344	$11,419,166	2,757,741	$24,090,401
Reinvestments	1,248,742	10,676,742	1,046,059	8,912,426
Redemptions	(3,014,720)	(26,741,982)	(4,251,834)	(37,149,201)
Net increase (decrease)	(478,634)	$(4,646,074)	(448,034)	$(4,146,374)
Increase (decrease) derived from capital shares transactions		$(52,975,367)		$(76,112,669)
See accompanying notes to financial statements.
BHFTI-181

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.84	$8.79	$8.62	$9.31	$9.45	$9.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.34	0.30	0.16	0.10	0.17
Net realized and unrealized gain (loss)	0.08	0.08	0.19	(0.58)	(0.04)	0.05
Total income (loss) from investment operations	0.27	0.42	0.49	(0.42)	0.06	0.22
Less Distributions
Distributions from net investment income	(0.47)	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)
Total distributions	(0.47)	(0.37)	(0.32)	(0.27)	(0.20)	(0.36)
Net Asset Value, End of Period	$8.64	$8.84	$8.79	$8.62	$9.31	$9.45
Total Return (%) (b)	3.12 (c)	4.93	5.84	(4.54)	0.62	2.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.56	0.57	0.56	0.55	0.56
Net ratio of expenses to average net assets (%) (e)	0.49 (d)	0.48	0.48	0.47	0.46	0.49
Ratio of net investment income (loss) to average net assets (%)	4.19 (d)	3.89	3.44	1.82	1.01	1.87
Portfolio turnover rate (%)	37 (c)	63	60	56 (f)	78 (f)	103 (f)
Net assets, end of period (in millions)	$371.7	$427.1	$496.0	$529.3	$716.9	$710.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.79	$8.74	$8.57	$9.25	$9.40	$9.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.28	0.14	0.07	0.15
Net realized and unrealized gain (loss)	0.09	0.08	0.19	(0.58)	(0.04)	0.04
Total income (loss) from investment operations	0.26	0.40	0.47	(0.44)	0.03	0.19
Less Distributions
Distributions from net investment income	(0.45)	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)
Total distributions	(0.45)	(0.35)	(0.30)	(0.24)	(0.18)	(0.33)
Net Asset Value, End of Period	$8.60	$8.79	$8.74	$8.57	$9.25	$9.40
Total Return (%) (b)	2.98 (c)	4.69	5.59	(4.74)	0.28	2.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82 (d)	0.81	0.82	0.81	0.80	0.81
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.73	0.73	0.72	0.71	0.74
Ratio of net investment income (loss) to average net assets (%)	3.94 (d)	3.65	3.20	1.58	0.76	1.62
Portfolio turnover rate (%)	37 (c)	63	60	56 (f)	78 (f)	103 (f)
Net assets, end of period (in millions)	$214.3	$223.2	$225.8	$226.4	$278.0	$259.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll  and TBA transactions; excluding these transactions the portfolio turnover rate would have been 49%, 50%, and 71% for the years ended December 31, 2022, 2021 and
2020, respectively.

See accompanying notes to financial statements.
BHFTI-182

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—81.4% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.5%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,335,754
2.000%, 03/08/33 (AUD)	16,478,000	9,099,605
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	8,062,194
2.000%, 08/22/33 (AUD)	9,320,000	5,043,771
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	10,838,729
2.250%, 11/20/34 (AUD)	2,047,000	1,083,418
		37,463,471
Brazil — 8.8%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	10,615,000	1,792,654
10.000%, 01/01/31 (BRL)	132,631,000	21,417,034
10.000%, 01/01/33 (BRL)	52,045,000	8,142,713
		31,352,401
Colombia — 6.8%
Colombia TES
6.250%, 07/09/36 (COP)	4,082,000,000	644,749
7.000%, 03/26/31 (COP)	9,039,100,000	1,786,215
7.000%, 06/30/32 (COP)	19,600,000,000	3,676,972
7.250%, 10/18/34 (COP)	11,954,000,000	2,132,963
7.750%, 09/18/30 (COP)	30,604,100,000	6,469,669
9.250%, 05/28/42 (COP)	18,685,000,000	3,502,891
13.250%, 02/09/33 (COP)	22,995,000,000	5,891,302
		24,104,761
Egypt — 7.7%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	2,830,000	2,292,645
8.700%, 03/01/49 (144A)	1,700,000	1,393,847
8.750%, 09/30/51 (144A)	1,430,000	1,171,182
8.875%, 05/29/50 (144A)	3,810,000	3,163,790
Egypt Treasury Bills
26.391%, 12/02/25 (EGP) (a)	1,077,300,000	19,386,807
		27,408,271
Ghana — 0.9%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,311,008	583,818
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,332,603	530,204
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	7,010,607	465,168
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	7,031,285	434,609
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,806,162	395,055
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	5,137,448	284,380
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	4,599,546	244,809
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,440,492	73,532
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,349,785	67,339
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,662,209	81,593
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	942,653	45,790
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,364,921	65,914
		3,272,211
Security Description	Principal Amount*	Value
Greece — 1.5%
Hellenic Republic Government Bonds
3.375%, 06/15/34 (EUR) (144A)	2,265,000	$2,711,078
4.250%, 06/15/33 (EUR) (144A)	2,004,000	2,559,515
		5,270,593
India — 6.5%
India Government Bonds
6.790%, 05/15/27 (INR)	24,810,000	294,366
6.790%, 10/07/34 (INR)	234,400,000	2,806,066
7.100%, 04/18/29 (INR)	131,600,000	1,585,106
7.100%, 04/08/34 (INR)	95,110,000	1,154,251
7.180%, 08/14/33 (INR)	778,400,000	9,472,010
7.260%, 08/22/32 (INR)	658,300,000	8,068,371
		23,380,170
Malaysia — 8.7%
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	29,727,000	7,133,350
3.733%, 06/15/28 (MYR)	7,220,000	1,741,301
3.885%, 08/15/29 (MYR)	1,440,000	349,742
3.899%, 11/16/27 (MYR)	72,760,000	17,579,864
4.498%, 04/15/30 (MYR)	16,474,000	4,122,589
		30,926,846
Mexico — 3.6%
Mexico Bonos
7.750%, 05/29/31 (MXN)	19,550,000	992,498
8.500%, 03/01/29 (MXN)	35,670,000	1,895,550
8.500%, 05/31/29 (MXN)	86,600,000	4,599,499
8.500%, 02/28/30 (MXN)	99,060,000	5,243,219
		12,730,766
Norway — 4.4%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	131,041,000	12,810,280
1.750%, 02/17/27 (NOK) (144A)	31,963,000	3,083,123
		15,893,403
Panama — 4.5%
Panama Government International Bonds
2.252%, 09/29/32	340,000	259,240
3.298%, 01/19/33	290,000	236,158
6.400%, 02/14/35 (c)	3,100,000	3,010,207
6.700%, 01/26/36	310,000	307,873
6.875%, 01/31/36 (c)	1,970,000	1,957,449
8.000%, 03/01/38	9,500,000	10,179,938
		15,950,865
South Africa — 6.1%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	167,321,000	8,224,978
8.750%, 01/31/44 (ZAR)	81,417,600	3,734,510
8.875%, 02/28/35 (ZAR)	19,320,000	1,020,052
9.000%, 01/31/40 (ZAR)	180,730,000	8,826,866
		21,806,406
See accompanying notes to financial statements.
BHFTI-183

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value
South Korea — 3.8%
Korea Treasury Bonds
3.125%, 09/10/27 (KRW)	18,121,100,000	$13,620,025
Spain — 4.5%
Spain Government Bonds
3.150%, 04/30/35 (EUR) (144A)	12,510,000	14,714,500
3.550%, 10/31/33 (EUR) (144A)	1,037,000	1,271,617
		15,986,117
Uruguay — 3.1%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	421,816,382	11,136,038
Total Foreign Government (Cost $297,240,426)		290,302,344

Corporate Bonds & Notes—4.4%
Supranational — 4.4%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	10,616,558
7.070%, 06/26/29 (MXN)	98,200,000	5,141,878
		15,758,436
Total Corporate Bonds & Notes (Cost $15,898,361)		15,758,436

Short-Term Investments—11.7%
Discount Note — 10.5%
Federal Home Loan Bank
Zero Coupon, 07/01/25 (a)	37,500,000	37,495,656
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $4,446,977; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $4,535,601	4,446,576	4,446,576
Total Short-Term Investments (Cost $41,946,576)		41,942,232

Securities Lending Reinvestments (e)—0.6%
Short-Term Investment Funds — 0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (f)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (f)	300,000	300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	200,000	200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (f)	300,000	300,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds — (Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (f)	300,000	$300,000
		1,400,000

Repurchase Agreements — 0.2%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $324,437; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $330,886	324,398	324,398
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $300,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $306,000	300,000	300,000
		624,398
Total Securities Lending Reinvestments (Cost $2,024,398)		2,024,398
Total Purchased Options—0.4%(g) (Cost $2,502,147)		1,373,405
Total Investments—98.5% (Cost $359,611,908)		351,400,815
Other assets and liabilities (net)—1.5%		5,473,862
Net Assets—100.0%		$356,874,677

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $2,148,222 and the collateral received consisted of cash in the amount of $2,024,398 and non-cash collateral with a value of $210,017. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$53,233,771, which is 14.9% of net assets.

See accompanying notes to financial statements.
BHFTI-184

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$52,463,755	$0	$154,490,297
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(2,024,398)	$—	$—	$—	$(2,024,398)
Gross amount of recognized liabilities for securities lending transactions					$(2,024,398)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,483,000	CBNA	09/22/25	USD	949,921	$27,767
AUD	4,390,000	DBAG	09/22/25	USD	2,812,416	81,751
AUD	8,821,000	DBAG	09/22/25	USD	5,560,361	255,002
CLP	2,435,700,000	HSBC	07/23/25	USD	2,425,102	189,379
CLP	1,979,400,000	HSBC	10/27/25	USD	2,112,442	11,479
CLP	1,521,500,000	JPMC	09/08/25	USD	1,623,418	9,585
CLP	2,238,400,000	JPMC	10/27/25	USD	2,388,162	13,670
EUR	11,415	BOA	07/15/25	USD	12,387	1,071
EUR	293,181	BOA	07/15/25	USD	334,051	11,598
EUR	638,606	BOA	07/15/25	USD	701,234	51,657
EUR	790,047	BOA	07/15/25	USD	862,408	69,026
EUR	1,652,833	BOA	07/15/25	USD	1,816,827	131,797
EUR	940,000	BNP	07/15/25	USD	1,090,947	17,275
EUR	6,160,000	BNP	07/15/25	USD	7,025,696	236,698
INR	126,100,000	HSBC	09/17/25	USD	1,426,019	39,485
JPY	2,667,975,460	BOA	07/17/25	USD	17,417,996	1,139,969
JPY	3,246,610,940	BNP	07/16/25	USD	21,037,246	1,543,076
JPY	489,364,730	JPMC	08/13/25	USD	3,275,062	139,193
JPY	4,929,871,000	MSCS	09/10/25	USD	34,390,930	112,296
JPY	1,546,844,000	MSCS	10/07/25	USD	10,903,711	(45,602)
JPY	4,008,433,000	MSCS	10/07/25	USD	28,027,864	109,427
KRW	19,421,000,000	JPMC	09/17/25	USD	14,239,209	219,815
MXN	10,878,660	BNP	08/27/25	USD	556,752	19,621
MXN	3,953,377	BNP	09/10/25	USD	203,761	5,382
MXN	22,784,239	HSBC	08/27/25	USD	1,166,478	40,676
MXN	4,025,000	HSBC	09/10/25	USD	207,399	5,533
MXN	239,610,000	JPMC	08/27/25	USD	12,265,740	429,270
RSD	188,900,280	DBAG	07/17/25	USD	1,823,765	75,801
RSD	831,323,473	DBAG	09/17/25	USD	7,695,302	662,673
RSD	104,954,000	DBAG	09/30/25	USD	1,048,727	6,235

Contracts to Deliver
AUD	1,483,000	CBNA	09/22/25	USD	961,711	(15,977)
AUD	13,211,000	DBAG	09/22/25	USD	8,567,106	(142,423)
See accompanying notes to financial statements.
BHFTI-185

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	44,960,770	CBNA	08/21/25	USD	6,233,210	$(71,971)
CNH	44,737,762	CBNA	11/17/25	USD	6,292,231	(21,821)
CNH	2,301,915	DBAG	08/18/25	USD	321,658	(1,079)
CNH	44,926,665	DBAG	08/21/25	USD	6,228,051	(72,348)
CNH	154,661,000	HSBC	09/29/25	USD	21,727,849	(23,940)
CNH	75,487,460	HSBC	12/17/25	USD	10,643,730	(33,097)
CNH	35,742,451	JPMC	08/21/25	USD	4,955,420	(57,008)
CNH	167,009,000	MSCS	09/29/25	USD	23,464,889	(23,544)
EUR	7,506,205	BOA	07/15/25	USD	7,738,334	(1,111,181)
EUR	8,778,795	BBP	07/16/25	USD	9,084,824	(1,265,709)
EUR	8,336,000	BNP	07/15/25	USD	8,586,830	(1,240,981)
EUR	8,779,000	JPMC	07/16/25	USD	9,076,081	(1,274,693)
INR	126,100,000	HSBC	09/17/25	USD	1,451,544	(13,960)
JPY	2,667,975,460	BOA	07/17/25	USD	18,759,430	201,464
JPY	1,797,400,000	BNP	07/16/25	USD	12,313,995	(187,001)
JPY	1,449,210,940	BNP	07/16/25	USD	10,189,568	110,242
JPY	301,513,600	JPMC	08/13/25	USD	2,126,759	23,125
Net Unrealized Appreciation						$388,703
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	154.350	10/03/25	MSCS	90,772,000	USD	90,772,000	$528,929	$137,066	$(391,863)
USD Put / JPY Call	JPY	128.000	09/11/25	MSCS	18,795,000	USD	18,795,000	70,575	19,547	(51,028)
USD Put / JPY Call	JPY	137.500	10/03/25	MSCS	38,220,000	USD	38,220,000	842,407	355,140	(487,267)
USD Put / JPY Call	JPY	140.250	09/08/25	MSCS	80,042,000	USD	80,042,000	1,060,236	861,652	(198,584)
Totals								$2,502,147	$1,373,405	$(1,128,742)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	146.800	10/03/25	MSCS	(45,386,000)	USD	(45,386,000)	$(828,839)	$(396,356)	$432,483
USD Put / JPY Call	JPY	127.900	10/03/25	MSCS	(38,220,000)	USD	(38,220,000)	(265,743)	(68,910)	196,833
USD Put / JPY Call	JPY	136.200	09/08/25	MSCS	(66,702,000)	USD	(66,702,000)	(454,308)	(315,634)	138,674
Totals								$(1,548,890)	$(780,900)	$767,990
Securities in the amount of $1,850,739 and cash in the amount of $210,000 has been received at the custodian bank as collateral for OTC derivative contracts.
See accompanying notes to financial statements.
BHFTI-186

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,373,405
	Unrealized appreciation on forward foreign currency exchange contracts	5,991,038	Unrealized depreciation on forward foreign currency exchange contracts	$5,602,335
			Written options at value	780,900
Total		$7,364,443		$6,383,235

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$1,606,582	$(1,111,181)	$—	$495,401
BNP Paribas SA	1,932,294	(1,427,982)	(504,312)	—
Citibank NA	27,767	(27,767)	—	—
Deutsche Bank AG	1,081,462	(215,850)	(865,612)	—
HSBC Bank PLC	286,552	(70,997)	(210,000)	5,555
JPMorgan Chase Bank NA	834,658	(834,658)	—	—
Morgan Stanley Capital Services LLC	1,595,128	(850,046)	(332,612)	412,470
	$7,364,443	$(4,538,481)	$(1,912,536)	$913,426
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$1,111,181	$(1,111,181)	$—	$—
Barclays Bank PLC	1,265,709	—	(1,100,000)	165,709
BNP Paribas SA	1,427,982	(1,427,982)	—	—
Citibank NA	109,769	(27,767)	(40,000)	42,002
Deutsche Bank AG	215,850	(215,850)	—	—
HSBC Bank PLC	70,997	(70,997)	—	—
JPMorgan Chase Bank NA	1,331,701	(834,658)	(497,043)	—
Morgan Stanley Capital Services LLC	850,046	(850,046)	—	—
	$6,383,235	$(4,538,481)	$(1,637,043)	$207,711

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(1,316,788)
Forward foreign currency transactions	552,115
See accompanying notes to financial statements.
BHFTI-187

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Written options	$1,141,431
$376,758

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$1,867,787
Forward foreign currency transactions	3,523,167
Written options	691,111
$6,082,065
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$308,580,333
Forward foreign currency transactions	331,603,537
Written options	(276,540,833)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$290,302,344	$—	$290,302,344
Total Corporate Bonds & Notes*	—	15,758,436	—	15,758,436
Total Short-Term Investments*	—	41,942,232	—	41,942,232
Securities Lending Reinvestments
Short-Term Investment Funds	1,400,000	—	—	1,400,000
Repurchase Agreements	—	624,398	—	624,398
Total Securities Lending Reinvestments	1,400,000	624,398	—	2,024,398
Total Purchased Options At Value	—	1,373,405	—	1,373,405
Total Investments	$1,400,000	$350,000,815	$—	$351,400,815
Collateral for Securities Loaned (Liability)	$—	$(2,024,398)	$—	$(2,024,398)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	5,991,038	—	5,991,038
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,602,335)	—	(5,602,335)
Total Forward Contracts	$—	$388,703	$—	$388,703
Total Written Options at Value	$—	$(780,900)	$—	$(780,900)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-188

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$351,400,815
Cash denominated in foreign currencies (c)	3,567,381
Cash collateral for forward foreign currency exchange contracts	1,900,000
Unrealized appreciation on forward foreign currency exchange contracts	5,991,038
Receivable for:
Investments sold	30,589
Fund shares sold	6,500
Interest	6,715,653
Prepaid expenses	2,754
Total Assets	369,614,730
Liabilities
Due to custodian	50,000
Written options at value (d)	780,900
Unrealized depreciation on forward foreign currency exchange contracts	5,602,335
Collateral for securities loaned	2,024,398
Payable for:
Investments purchased	3,352,097
Fund shares redeemed	39,754
Foreign taxes	93,603
Accrued Expenses:
Management fees	162,485
Distribution and service fees	5,917
Deferred trustees’ fees	224,101
Other expenses	404,463
Total Liabilities	12,740,053
Net Assets	$356,874,677
Net Assets Consist of:
Paid in surplus	$476,066,842
Distributable earnings (Accumulated losses) (e)	(119,192,165)
Net Assets	$356,874,677
Net Assets
Class A	$327,925,147
Class B	28,949,530
Capital Shares Outstanding*
Class A	41,442,386
Class B	3,761,030
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.91
Class B	7.70

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $359,611,908.
(b)	Includes securities loaned at value of $2,148,222.
(c)	Identified cost of cash denominated in foreign currencies was $3,552,255.
(d)	Premiums received on written options were $1,548,890.
(e)	Includes foreign capital gains tax of $93,603.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest (a)	$14,872,409
Securities lending income	496
Total investment income	14,872,905
Expenses
Management fees	1,265,948
Administration fees	23,954
Custodian and accounting fees	130,847
Distribution and service fees—Class B	36,084
Audit and tax services	46,734
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	9,763
Insurance	2,098
Miscellaneous	20,505
Total expenses	1,578,690
Less management fee waiver	(84,396)
Net expenses	1,494,294
Net Investment Income	13,378,611
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(17,499,077)
Purchased options	(1,316,788)
Written options	1,141,431
Foreign currency transactions	(82,024)
Forward foreign currency transactions	552,115
Net realized gain (loss)	(17,204,343)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	50,759,376
Purchased options	1,867,787
Written options	691,111
Foreign currency transactions	397,856
Forward foreign currency transactions	3,523,167
Net change in unrealized appreciation (depreciation)	57,239,297
Net realized and unrealized gain (loss)	40,034,954
Net Increase (Decrease) in Net Assets From Operations	$53,413,565

(a)	Net of foreign withholding taxes of $1,372,250.
(b)	Net of foreign capital gains tax of $12,621.
(c)	Includes change in foreign capital gains tax of $(70,974).
See accompanying notes to financial statements.
BHFTI-189

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$13,378,611	$28,191,686
Net realized gain (loss)	(17,204,343)	(30,417,476)
Net change in unrealized appreciation (depreciation)	57,239,297	(57,237,553)
Increase (decrease) in net assets from operations	53,413,565	(59,463,343)
Increase (decrease) in net assets from capital share transactions	(135,261,834)	(76,952,694)
Total increase (decrease) in net assets	(81,848,269)	(136,416,037)
Net Assets
Beginning of period	438,722,946	575,138,983
End of period	$356,874,677	$438,722,946

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	275,865	$1,986,640	168,507	$1,241,890
Redemptions	(17,693,219)	(134,288,014)	(10,514,715)	(78,204,387)
Net increase (decrease)	(17,417,354)	$(132,301,374)	(10,346,208)	$(76,962,497)
Class B
Sales	83,694	$582,958	506,889	$3,642,934
Redemptions	(485,302)	(3,543,418)	(495,614)	(3,633,131)
Net increase (decrease)	(401,608)	$(2,960,460)	11,275	$9,803
Increase (decrease) derived from capital shares transactions		$(135,261,834)		$(76,952,694)
See accompanying notes to financial statements.
BHFTI-190

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.97	$7.85	$7.57	$7.92	$8.31	$9.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.41	0.24	0.05	0.17	0.29
Net realized and unrealized gain (loss)	0.71	(1.29)	0.04	(0.40)	(0.56)	(0.84)
Total income (loss) from investment operations	0.94	(0.88)	0.28	(0.35)	(0.39)	(0.55)
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.62)
Distributions from return of capital	0.00	0.00	0.00	0.00	0.00	(0.00) (b)
Total distributions	0.00	0.00	0.00	0.00	0.00	(0.62)
Net Asset Value, End of Period	$7.91	$6.97	$7.85	$7.57	$7.92	$8.31
Total Return (%) (c)	13.49 (d)	(11.21)	3.70	(4.42)	(4.69)	(5.75)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (e)	0.72	0.72	0.70	0.69	0.68
Net ratio of expenses to average net assets (%) (f)	0.69 (e)	0.72	0.72	0.70	0.69	0.68
Ratio of net investment income (loss) to average net assets (%)	6.35 (e)	5.45	3.16	0.67	2.09	3.36
Portfolio turnover rate (%)	16 (d)	39	71	29	41	37
Net assets, end of period (in millions)	$327.9	$410.4	$543.3	$579.6	$871.7	$988.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.79	$7.67	$7.41	$7.77	$8.18	$9.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.39	0.21	0.03	0.15	0.27
Net realized and unrealized gain (loss)	0.69	(1.27)	0.05	(0.39)	(0.56)	(0.82)
Total income (loss) from investment operations	0.91	(0.88)	0.26	(0.36)	(0.41)	(0.55)
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.60)
Distributions from return of capital	0.00	0.00	0.00	0.00	0.00	(0.00) (b)
Total distributions	0.00	0.00	0.00	0.00	0.00	(0.60)
Net Asset Value, End of Period	$7.70	$6.79	$7.67	$7.41	$7.77	$8.18
Total Return (%) (c)	13.40 (d)	(11.47)	3.51	(4.63)	(5.01)	(5.91)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (e)	0.97	0.97	0.95	0.94	0.93
Net ratio of expenses to average net assets (%) (f)	0.94 (e)	0.97	0.97	0.95	0.94	0.93
Ratio of net investment income (loss) to average net assets (%)	6.17 (e)	5.29	2.91	0.44	1.85	3.12
Portfolio turnover rate (%)	16 (d)	39	71	29	41	37
Net assets, end of period (in millions)	$28.9	$28.3	$31.8	$34.1	$42.6	$43.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-191

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
Boeing Co. (a)	44,052	$9,230,216
General Dynamics Corp.	10,587	3,087,804
Northrop Grumman Corp.	18,043	9,021,139
RTX Corp.	47,701	6,965,300
StandardAero, Inc. (a) (b)	241,269	7,636,164
		35,940,623
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	100,067	9,601,429
Automobile Components — 0.4%
Goodyear Tire & Rubber Co. (a)	281,528	2,919,445
Modine Manufacturing Co. (a) (b)	69,010	6,797,485
		9,716,930
Automobiles — 1.1%
Tesla, Inc. (a)	79,774	25,341,009
Banks — 4.0%
JPMorgan Chase & Co.	46,098	13,364,271
Wells Fargo & Co.	1,022,896	81,954,428
		95,318,699
Beverages — 0.9%
Celsius Holdings, Inc. (a) (b)	87,101	4,040,615
Coca-Cola Co.	223,209	15,792,037
Monster Beverage Corp. (a)	37,861	2,371,613
Vita Coco Co., Inc. (a) (b)	8,515	307,392
		22,511,657
Biotechnology — 1.8%
AbbVie, Inc.	43,107	8,001,521
Akero Therapeutics, Inc. (a) (b)	11,263	600,994
Alnylam Pharmaceuticals, Inc. (a)	4,675	1,524,471
Ascendis Pharma AS (ADR) (a)	6,647	1,147,272
Avidity Biosciences, Inc. (a) (b)	35,665	1,012,886
Cytokinetics, Inc. (a)	89,644	2,961,838
Gilead Sciences, Inc.	68,788	7,626,525
Kymera Therapeutics, Inc. (a)	13,037	568,935
Merus NV (a)	18,266	960,792
Metsera, Inc. (a) (b)	35,315	1,004,712
Newamsterdam Pharma Co. NV (a) (b)	82,600	1,495,886
PTC Therapeutics, Inc. (a)	14,987	731,965
Regeneron Pharmaceuticals, Inc.	2,369	1,243,725
Revolution Medicines, Inc. (a) (b)	30,929	1,137,878
Scholar Rock Holding Corp. (a) (b)	19,542	692,178
Ultragenyx Pharmaceutical, Inc. (a)	12,619	458,827
United Therapeutics Corp. (a)	10,444	3,001,083
Vertex Pharmaceuticals, Inc. (a) (b)	20,812	9,265,502
		43,436,990
Broadline Retail — 4.4%
Amazon.com, Inc. (a)	480,672	105,454,630
Building Products — 0.4%
AZEK Co., Inc. (a)	131,498	7,146,916
Security Description	Shares	Value
Building Products—(Continued)
Builders FirstSource, Inc. (a) (b)	10,671	$1,245,199
Fortune Brands Innovations, Inc. (b)	10,566	543,938
		8,936,053
Capital Markets — 3.2%
ARES Management Corp. - Class A	73,203	12,678,760
Goldman Sachs Group, Inc.	7,592	5,373,238
Intercontinental Exchange, Inc.	123,695	22,694,322
KKR & Co., Inc.	272,519	36,253,202
		76,999,522
Chemicals — 1.7%
Cabot Corp. (b)	34,764	2,607,300
Celanese Corp.	57,505	3,181,752
FMC Corp. (b)	95,351	3,980,904
Ingevity Corp. (a)	39,397	1,697,617
Linde PLC	41,835	19,628,145
PPG Industries, Inc.	91,127	10,365,696
		41,461,414
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc. (a) (b)	80,148	18,528,615
Waste Connections, Inc.	19,663	3,671,475
		22,200,090
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	141,298	14,456,198
Construction & Engineering — 0.4%
Fluor Corp. (a)	197,002	10,100,293
Construction Materials — 0.4%
James Hardie Industries PLC (ADR) (a)	319,296	8,585,869
Consumer Finance — 0.3%
American Express Co.	25,725	8,205,761
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc. (b)	5,283	2,695,756
Costco Wholesale Corp.	11,611	11,494,193
Performance Food Group Co. (a)	54,050	4,727,754
U.S. Foods Holding Corp. (a)	277,841	21,396,535
Walmart, Inc.	232,019	22,686,818
		63,001,056
Distributors — 0.5%
Pool Corp. (b)	44,823	13,065,008
Electric Utilities — 1.3%
American Electric Power Co., Inc.	128,565	13,339,904
NextEra Energy, Inc.	71,733	4,979,705
PG&E Corp.	853,484	11,897,567
		30,217,176
Electrical Equipment — 0.2%
Vertiv Holdings Co. - Class A	44,302	5,688,820
See accompanying notes to financial statements.
BHFTI-192

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp. (a) (b)	140,645	$12,546,940
Flex Ltd. (a)	234,678	11,715,126
Ralliant Corp. (a)	16,255	788,189
		25,050,255
Entertainment — 2.1%
Netflix, Inc. (a)	23,847	31,934,233
Spotify Technology SA (a)	3,593	2,757,052
Walt Disney Co.	135,167	16,762,060
		51,453,345
Financial Services — 4.2%
Berkshire Hathaway, Inc. - Class B (a)	95,610	46,444,470
Equitable Holdings, Inc.	189,525	10,632,352
Mastercard, Inc. - Class A	76,452	42,961,437
		100,038,259
Food Products — 0.2%
Freshpet, Inc. (a) (b)	57,022	3,875,215
Gas Utilities — 0.5%
Atmos Energy Corp. (b)	72,728	11,208,112
Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc. (b)	261,303	11,557,432
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	61,709	8,393,041
Align Technology, Inc. (a)	9,740	1,844,074
Boston Scientific Corp. (a)	157,439	16,910,523
Edwards Lifesciences Corp. (a)	105,323	8,237,312
Intuitive Surgical, Inc. (a)	27,365	14,870,415
		50,255,365
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	68,984	1,565,247
Cencora, Inc.	26,263	7,874,961
CVS Health Corp.	71,769	4,950,626
Elevance Health, Inc. (b)	11,260	4,379,690
HCA Healthcare, Inc.	13,435	5,146,948
Labcorp Holdings, Inc.	17,496	4,592,875
Molina Healthcare, Inc. (a)	6,645	1,979,545
UnitedHealth Group, Inc.	62,796	19,590,468
		50,080,360
Health Care REITs — 0.8%
Welltower, Inc.	124,961	19,210,255
Hotels, Restaurants & Leisure — 3.9%
Airbnb, Inc. - Class A (a)	160,418	21,229,718
Chipotle Mexican Grill, Inc. (a)	231,124	12,977,613
Flutter Entertainment PLC (a)	30,575	8,737,112
Hyatt Hotels Corp. - Class A (b)	122,331	17,083,524
Marriott International, Inc. - Class A	28,877	7,889,485
Royal Caribbean Cruises Ltd. (b)	29,415	9,211,013
Starbucks Corp.	90,787	8,318,813
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc. (b)	22,727	$7,653,090
		93,100,368
Household Durables — 0.3%
Champion Homes, Inc. (a) (b)	60,134	3,764,990
DR Horton, Inc.	22,707	2,927,386
Lennar Corp. - Class A (b)	14,112	1,560,928
		8,253,304
Household Products — 0.1%
Church & Dwight Co., Inc. (b)	12,736	1,224,057
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	49,948	9,680,422
Insurance — 2.3%
American International Group, Inc.	151,574	12,973,219
Chubb Ltd.	41,024	11,885,473
Everest Group Ltd.	18,565	6,309,315
Hamilton Insurance Group Ltd. - Class B (a)	148,671	3,214,267
Marsh & McLennan Cos., Inc.	79,808	17,449,221
SiriusPoint Ltd. (a)	215,744	4,399,020
		56,230,515
Interactive Media & Services — 5.7%
Alphabet, Inc. - Class A	619,255	109,131,309
Meta Platforms, Inc. - Class A	38,692	28,558,178
		137,689,487
IT Services — 0.5%
Snowflake, Inc. - Class A (a)	50,986	11,409,137
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	64,091	7,563,379
Danaher Corp.	62,525	12,351,189
ICON PLC (a)	8,727	1,269,342
		21,183,910
Machinery — 1.0%
Deere & Co. (b)	4,437	2,256,170
Fortive Corp.	48,764	2,542,067
IDEX Corp.	45,285	7,950,688
Ingersoll Rand, Inc.	45,605	3,793,424
Middleby Corp. (a) (b)	49,723	7,160,112
		23,702,461
Media — 0.2%
MNTN, Inc. - Class A (a)	9,600	209,952
New York Times Co. - Class A	82,973	4,644,829
		4,854,781
Metals & Mining — 0.2%
Nucor Corp. (b)	36,983	4,790,778
See accompanying notes to financial statements.
BHFTI-193

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 0.6%
Sempra	188,587	$14,289,237
Oil, Gas & Consumable Fuels — 3.9%
EQT Corp.	114,318	6,667,026
Exxon Mobil Corp.	371,401	40,037,028
Marathon Petroleum Corp.	65,714	10,915,752
Shell PLC (ADR) (b)	321,167	22,613,368
Targa Resources Corp.	73,634	12,818,207
		93,051,381
Personal Care Products — 1.5%
BellRing Brands, Inc. (a)	132,144	7,655,102
elf Beauty, Inc. (a) (b)	14,258	1,774,265
Haleon PLC (ADR) (b)	1,131,562	11,734,298
Unilever PLC (ADR) (b)	224,892	13,756,644
		34,920,309
Pharmaceuticals — 3.4%
AstraZeneca PLC (ADR)	104,919	7,331,740
Eli Lilly & Co.	46,557	36,292,578
GSK PLC (ADR) (b)	131,806	5,061,350
Johnson & Johnson	69,517	10,618,722
Merck & Co., Inc.	211,655	16,754,610
Novo Nordisk AS (ADR) (b)	52,354	3,613,473
Structure Therapeutics, Inc. (ADR) (a) (b)	59,416	1,232,288
Verona Pharma PLC (ADR) (a) (b)	19,265	1,822,083
		82,726,844
Residential REITs — 0.3%
Camden Property Trust (b)	65,121	7,338,485
Semiconductors & Semiconductor Equipment — 12.5%
Broadcom, Inc.	275,853	76,038,880
First Solar, Inc. (a) (b)	31,396	5,197,294
MKS, Inc. (b)	75,515	7,503,170
NVIDIA Corp.	1,218,512	192,512,711
NXP Semiconductors NV	89,705	19,599,645
		300,851,700
Software — 12.1%
HubSpot, Inc. (a)	20,571	11,450,436
Intuit, Inc.	29,321	23,094,099
Microsoft Corp.	360,178	179,156,139
Palantir Technologies, Inc. - Class A (a)	23,211	3,164,123
SAP SE (ADR) (b)	55,738	16,949,926
ServiceNow, Inc. (a)	25,895	26,622,132
Synopsys, Inc. (a)	36,354	18,637,969
Zscaler, Inc. (a)	40,793	12,806,554
		291,881,378
Specialty Retail — 0.9%
O'Reilly Automotive, Inc. (a)	96,564	8,703,313
TJX Cos., Inc.	111,337	13,749,006
		22,452,319
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	603,237	$123,766,135
NetApp, Inc. (b)	78,794	8,395,501
		132,161,636
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp. (a)	22,988	2,369,373
Tobacco — 0.7%
Philip Morris International, Inc.	99,053	18,040,523
Trading Companies & Distributors — 0.4%
WESCO International, Inc.	51,824	9,597,805
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	85,028	20,258,771
Total Common Stocks (Cost $1,955,592,693)		2,375,026,806

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $32,677,316; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $33,327,953	32,674,366	32,674,366
Total Short-Term Investments (Cost $32,674,366)		32,674,366

Securities Lending Reinvestments (c)—3.8%
Short-Term Investment Funds—0.0%
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.240% (d)	1,000,000	1,000,000

Certificates of Deposit—0.7%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (e)	1,000,000	999,998
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (e)	2,000,000	1,999,966
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (e)	3,000,000	2,999,964
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (e)	1,000,000	1,000,936
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (e)	2,000,000	1,999,394
4.750%, SOFR+0.360%, 09/03/25 (e)	1,000,000	1,000,132
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (e)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (e)	1,000,000	1,000,013
4.620%, SOFR + 0.220%, 12/15/25 (e)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (e)	1,000,000	1,000,436
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (e)	1,500,000	1,499,995
See accompanying notes to financial statements.
BHFTI-194

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (e)	1,000,000	$999,769
		17,500,578
Commercial Paper—0.4%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (e)	1,000,000	1,000,010
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (e)	2,000,000	1,999,928
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (e)	2,000,000	1,999,902
Ionic Funding LLC
4.380%, 07/03/25	1,000,000	999,627
4.460%, 07/16/25	1,000,000	998,008
Salisbury Receivables Co. LLC
4.470%, 07/15/25	1,000,000	998,110
		9,994,858
Repurchase Agreements—2.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $7,000,867; collateralized by various Common Stock with an aggregate market value of $7,791,518	7,000,000	7,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $10,249,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $10,455,675	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $7,345,323; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $7,491,320	7,344,429	7,344,430
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $5,004,433; collateralized by various Common Stock with an aggregate market value of $5,575,614	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $15,013,388; collateralized by various Common Stock with an aggregate market value of $16,727,246	15,000,000	15,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	$4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $5,000,617; collateralized by various Common Stock with an aggregate market value of $5,563,094	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $4,000,492; collateralized by various Common Stock with an aggregate market value of $4,400,542	4,000,000	4,000,000
		59,344,430
Time Deposits—0.2%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $91,840,594)		91,839,866
Total Investments—103.9% (Cost $2,080,107,653)		2,499,541,038
Other assets and liabilities (net)—(3.9)%		(93,904,557)
Net Assets—100.0%		$2,405,636,481

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $151,698,526 and the collateral received consisted of cash in the amount of $91,824,799 and non-cash collateral with a value of $63,034,583. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-195

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$935,576,662	$0	$1,060,305,041
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(91,824,799)	$—	$—	$—	$(91,824,799)
Gross amount of recognized liabilities for securities lending transactions					$(91,824,799)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/19/25	74	USD	23,138,875	$378,669
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts	$378,669
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$589,584

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$456,021
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$13,640,038

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-196

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,375,026,806	$—	$—	$2,375,026,806
Total Short-Term Investments*	—	32,674,366	—	32,674,366
Securities Lending Reinvestments
Short-Term Investment Funds	1,000,000	—	—	1,000,000
Certificates of Deposit	—	17,500,578	—	17,500,578
Commercial Paper	—	9,994,858	—	9,994,858
Repurchase Agreements	—	59,344,430	—	59,344,430
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	1,000,000	90,839,866	—	91,839,866
Total Investments	$2,376,026,806	$123,514,232	$—	$2,499,541,038
Collateral for Securities Loaned (Liability)	$—	$(91,824,799)	$—	$(91,824,799)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$378,669	$—	$—	$378,669

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-197

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,499,541,038
Cash	128
Cash collateral for futures contracts	1,593,292
Receivable for:
Investments sold	5,773,937
Fund shares sold	73,326
Dividends and interest	1,179,253
Variation margin on futures contracts	111,408
Prepaid expenses	18,633
Total Assets	2,508,291,015
Liabilities
Collateral for securities loaned	91,824,799
Payable for:
Investments purchased	7,984,137
Fund shares redeemed	1,291,871
Accrued Expenses:
Management fees	940,809
Distribution and service fees	26,389
Deferred trustees’ fees	224,101
Other expenses	362,428
Total Liabilities	102,654,534
Net Assets	$2,405,636,481
Net Assets Consist of:
Paid in surplus	$1,854,962,224
Distributable earnings (Accumulated losses)	550,674,257
Net Assets	$2,405,636,481
Net Assets
Class A	$2,244,105,028
Class B	88,023,905
Class E	73,507,548
Capital Shares Outstanding*
Class A	168,654,182
Class B	6,974,373
Class E	5,643,046
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.31
Class B	12.62
Class E	13.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,080,107,653.
(b)	Includes securities loaned at value of $151,698,526.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$11,836,140
Interest	214,731
Securities lending income	161,168
Total investment income	12,212,039
Expenses
Management fees	6,450,448
Administration fees	54,407
Custodian and accounting fees	55,138
Distribution and service fees—Class B	105,978
Distribution and service fees—Class E	52,148
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	66,940
Insurance	10,163
Miscellaneous	11,812
Total expenses	6,874,838
Less management fee waiver	(818,652)
Less broker commission recapture	(8,941)
Net expenses	6,047,245
Net Investment Income	6,164,794
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	132,133,267
Futures contracts	589,584
Foreign currency transactions	12
Net realized gain (loss)	132,722,863
Net change in unrealized appreciation (depreciation) on:
Investments	(33,894,125)
Futures contracts	456,021
Net change in unrealized appreciation (depreciation)	(33,438,104)
Net realized and unrealized gain (loss)	99,284,759
Net Increase (Decrease) in Net Assets From Operations	$105,449,553

(a)	Net of foreign withholding taxes of $74,639.
See accompanying notes to financial statements.
BHFTI-198

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,164,794	$12,480,980
Net realized gain (loss)	132,722,863	425,590,401
Net change in unrealized appreciation (depreciation)	(33,438,104)	26,741,963
Increase (decrease) in net assets from operations	105,449,553	464,813,344
From Distributions to Shareholders
Class A	(407,148,526)	(163,158,928)
Class B	(16,620,788)	(6,597,304)
Class E	(13,328,013)	(5,406,864)
Total distributions	(437,097,327)	(175,163,096)
Increase (decrease) in net assets from capital share transactions	322,457,920	(116,946,952)
Total increase (decrease) in net assets	(9,189,854)	172,703,296
Net Assets
Beginning of period	2,414,826,335	2,242,123,039
End of period	$2,405,636,481	$2,414,826,335

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	344,946	$5,090,695	4,068,031	$62,298,279
Reinvestments	31,391,559	407,148,526	11,144,736	163,158,928
Redemptions	(7,416,835)	(111,979,216)	(21,633,098)	(326,304,490)
Net increase (decrease)	24,319,670	$300,260,005	(6,420,331)	$(100,847,283)
Class B
Sales	236,803	$3,412,845	492,469	$7,116,265
Reinvestments	1,350,186	16,620,788	470,564	6,597,304
Redemptions	(561,890)	(7,980,678)	(1,617,587)	(23,271,182)
Net increase (decrease)	1,025,099	$12,052,955	(654,554)	$(9,557,613)
Class E
Sales	93,767	$1,258,751	174,240	$2,534,689
Reinvestments	1,049,450	13,328,013	375,738	5,406,864
Redemptions	(297,021)	(4,441,804)	(982,946)	(14,483,609)
Net increase (decrease)	846,196	$10,144,960	(432,968)	$(6,542,056)
Increase (decrease) derived from capital shares transactions		$322,457,920		$(116,946,952)
See accompanying notes to financial statements.
BHFTI-199

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.61	$13.82	$11.71	$19.02	$17.12	$15.21
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.08	0.09	0.12	0.12	0.15
Net realized and unrealized gain (loss)	0.61	2.84	2.84	(3.83)	3.84	2.92
Total income (loss) from investment operations	0.65	2.92	2.93	(3.71)	3.96	3.07
Less Distributions
Distributions from net investment income	(0.08)	(0.09)	(0.11)	(0.12)	(0.17)	(0.17)
Distributions from net realized capital gains	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(2.95)	(1.13)	(0.82)	(3.60)	(2.06)	(1.16)
Net Asset Value, End of Period	$13.31	$15.61	$13.82	$11.71	$19.02	$17.12
Total Return (%) (b)	4.67 (c)	21.69	25.74	(19.02)	24.38	22.27
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.58	0.59	0.58	0.57	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.51 (d)	0.51	0.52	0.51	0.50	0.51
Ratio of net investment income (loss) to average net assets (%)	0.55 (d)	0.54	0.71	0.84	0.67	1.00
Portfolio turnover rate (%)	40 (c)	73	64	54	60	76
Net assets, end of period (in millions)	$2,244.1	$2,252.5	$2,083.4	$1,899.6	$2,562.0	$2,390.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.93	$13.27	$11.27	$18.45	$16.67	$14.83
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.04	0.06	0.08	0.07	0.11
Net realized and unrealized gain (loss)	0.58	2.72	2.72	(3.71)	3.73	2.86
Total income (loss) from investment operations	0.60	2.76	2.78	(3.63)	3.80	2.97
Less Distributions
Distributions from net investment income	(0.04)	(0.06)	(0.07)	(0.07)	(0.13)	(0.14)
Distributions from net realized capital gains	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(2.91)	(1.10)	(0.78)	(3.55)	(2.02)	(1.13)
Net Asset Value, End of Period	$12.62	$14.93	$13.27	$11.27	$18.45	$16.67
Total Return (%) (b)	4.52 (c)	21.31	25.42	(19.21)	24.03	22.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.83	0.84	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.76 (d)	0.76	0.77	0.76	0.75	0.76
Ratio of net investment income (loss) to average net assets (%)	0.30 (d)	0.28	0.46	0.59	0.42	0.75
Portfolio turnover rate (%)	40 (c)	73	64	54	60	76
Net assets, end of period (in millions)	$88.0	$88.8	$87.6	$81.8	$118.1	$116.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-200

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.33	$13.59	$11.53	$18.78	$16.93	$15.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.06	0.07	0.10	0.09	0.12
Net realized and unrealized gain (loss)	0.60	2.79	2.79	(3.78)	3.79	2.90
Total income (loss) from investment operations	0.63	2.85	2.86	(3.68)	3.88	3.02
Less Distributions
Distributions from net investment income	(0.06)	(0.07)	(0.09)	(0.09)	(0.14)	(0.15)
Distributions from net realized capital gains	(2.87)	(1.04)	(0.71)	(3.48)	(1.89)	(0.99)
Total distributions	(2.93)	(1.11)	(0.80)	(3.57)	(2.03)	(1.14)
Net Asset Value, End of Period	$13.03	$15.33	$13.59	$11.53	$18.78	$16.93
Total Return (%) (b)	4.59 (c)	21.51	25.51	(19.12)	24.20	22.10
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.73	0.74	0.73	0.72	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.66 (d)	0.66	0.67	0.66	0.65	0.66
Ratio of net investment income (loss) to average net assets (%)	0.40 (d)	0.39	0.56	0.69	0.52	0.85
Portfolio turnover rate (%)	40 (c)	73	64	54	60	76
Net assets, end of period (in millions)	$73.5	$73.5	$71.1	$63.9	$87.9	$80.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-201

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia — 5.9%
Charter Hall Group (REIT)	693,442	$8,759,129
Goodman Group (REIT)	1,023,651	23,072,653
Mirvac Group (REIT)	3,210,295	4,659,026
Scentre Group (REIT)	2,293,922	5,391,493
Stockland (REIT)	2,541,978	8,992,012
		50,874,313
Belgium — 1.0%
Montea NV (REIT)	42,428	3,251,843
Shurgard Self Storage Ltd. (REIT)	55,424	2,417,675
Warehouses De Pauw CVA (REIT)	135,388	3,299,801
		8,969,319
Canada — 1.6%
Boardwalk Real Estate Investment Trust (REIT) (a)	90,279	4,640,079
H&R Real Estate Investment Trust (REIT) (a)	521,353	4,088,893
Killam Apartment Real Estate Investment Trust (REIT) (a)	202,585	2,917,343
Primaris Real Estate Investment Trust (REIT)	195,031	2,108,211
		13,754,526
France — 4.2%
Carmila SA (REIT) (b)	163,583	3,208,414
Klepierre SA (REIT)	332,449	13,171,892
Mercialys SA (REIT)	266,723	3,344,780
Unibail-Rodamco-Westfield (REIT) (b)	172,746	16,531,629
		36,256,715
Germany — 1.8%
Grand City Properties SA	205,202	2,680,256
TAG Immobilien AG	267,281	4,750,214
Vonovia SE	225,068	7,927,822
		15,358,292
Hong Kong — 3.4%
Henderson Land Development Co. Ltd.	1,243,309	4,354,979
Hongkong Land Holdings Ltd.	828,300	4,782,732
Link (REIT)	1,429,996	7,623,187
Sun Hung Kai Properties Ltd.	393,684	4,520,478
Swire Properties Ltd.	2,244,970	5,612,934
Wharf Real Estate Investment Co. Ltd.	967,018	2,738,494
		29,632,804
Japan — 9.3%
AEON REIT Investment Corp. (REIT) (a)	3,347	2,945,508
Daiwa Office Investment Corp. (REIT)	1,834	4,070,776
Frontier Real Estate Investment Corp. (REIT) (a)	5,000	2,849,458
Invincible Investment Corp. (REIT) (a)	13,550	5,833,043
Japan Hotel REIT Investment Corp. (REIT)	9,589	5,059,171
Japan Metropolitan Fund Invest (REIT)	13,697	9,709,418
LaSalle Logiport REIT (REIT)	3,527	3,404,573
Mitsui Fudosan Co. Ltd.	1,748,400	16,890,341
Nippon Prologis REIT, Inc. (REIT)	14,979	8,273,362
Orix JREIT, Inc. (REIT)	4,219	5,501,868
Sumitomo Realty & Development Co. Ltd.	238,800	9,206,806
Security Description	Shares	Value
Japan — (Continued)
Tokyu Fudosan Holdings Corp.	894,168	$6,406,117
		80,150,441
Netherlands — 0.7%
CTP NV	156,219	3,287,899
Eurocommercial Properties NV (REIT)	73,844	2,330,304
		5,618,203
Singapore — 3.2%
CapitaLand Ascendas (REIT)	5,224,390	11,014,773
CapitaLand Integrated Commercial Trust (REIT)	5,355,500	9,141,503
Keppel DC REIT (REIT)	3,940,000	7,221,938
		27,378,214
Sweden — 0.4%
Castellum AB (a)	267,419	3,531,922
Switzerland — 0.6%
PSP Swiss Property AG	28,898	5,336,649
United Kingdom — 4.5%
Big Yellow Group PLC (REIT)	345,817	4,804,957
Land Securities Group PLC (REIT)	901,898	7,813,341
LondonMetric Property PLC (REIT)	3,681,227	10,259,536
NewRiver REIT PLC (REIT)	2,499,624	2,532,484
Tritax Big Box REIT PLC (REIT)	3,741,033	7,581,112
UNITE Group PLC (REIT)	512,435	5,982,484
		38,973,914
United States — 62.5%
American Tower Corp. (REIT)	19,560	4,323,151
AvalonBay Communities, Inc. (REIT) (a)	41,166	8,377,281
Brixmor Property Group, Inc. (REIT)	509,112	13,257,277
COPT Defense Properties (REIT) (a)	182,601	5,036,136
Cousins Properties, Inc. (REIT)	350,168	10,515,545
Digital Realty Trust, Inc. (REIT)	141,958	24,747,538
EastGroup Properties, Inc. (REIT) (a)	71,535	11,954,929
Elme Communities (REIT)	304,312	4,838,561
Equinix, Inc. (REIT)	52,850	42,040,590
Essential Properties Realty Trust, Inc. (REIT) (a)	235,417	7,512,156
Extra Space Storage, Inc. (REIT)	173,315	25,553,564
First Industrial Realty Trust, Inc. (REIT)	267,236	12,862,069
Getty Realty Corp. (REIT) (a)	104,071	2,876,522
Hilton Worldwide Holdings, Inc. (a)	30,448	8,109,520
Independence Realty Trust, Inc. (REIT) (a)	416,313	7,364,577
Invitation Homes, Inc. (REIT)	566,060	18,566,768
Iron Mountain, Inc. (REIT) (a)	187,195	19,200,591
Mid-America Apartment Communities, Inc. (REIT) (a)	86,483	12,800,349
Prologis, Inc. (REIT)	157,698	16,577,214
Public Storage (REIT)	84,548	24,808,074
Realty Income Corp. (REIT) (a)	694,592	40,015,445
Regency Centers Corp. (REIT) (a)	265,945	18,943,262
Simon Property Group, Inc. (REIT)	281,566	45,264,550
STAG Industrial, Inc. (REIT) (a)	375,056	13,607,032
Sunstone Hotel Investors, Inc. (REIT) (a)	467,785	4,060,374
UDR, Inc. (REIT) (a)	373,204	15,237,919
See accompanying notes to financial statements.
BHFTI-202

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Urban Edge Properties (REIT)	248,596	$4,638,801
Ventas, Inc. (REIT)	292,036	18,442,073
VICI Properties, Inc. (REIT) (a)	770,686	25,124,364
Vornado Realty Trust (REIT) (a)	276,458	10,571,754
Welltower, Inc. (REIT)	399,093	61,352,567
		538,580,553
Total Common Stocks (Cost $799,003,524)		854,415,865

Short-Term Investments—0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $4,060,549; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $4,141,461	4,060,182	4,060,182
Total Short-Term Investments (Cost $4,060,182)		4,060,182

Securities Lending Reinvestments (c)—5.2%
Short-Term Investment Funds — 1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (d)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (d)	3,000,000	3,000,000
		9,000,000
Time Deposit — 0.1%
Credit Agricole Corp. and Investment Bank 4.320%, 07/01/25	1,000,000	1,000,000

Repurchase Agreements — 4.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $4,000,496; collateralized by various Common Stock with an aggregate market value of $4,452,296	4,000,000	4,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,339,222	3,000,000	3,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $5,000,607; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	$2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,058,823; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,139,497	4,058,329	4,058,329
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $3,000,377; collateralized by various Common Stock with an aggregate market value of $3,337,329	3,000,000	3,000,000
		35,058,329
Total Securities Lending Reinvestments (Cost $45,058,329)		45,058,329
Total Investments—104.8% (Cost $848,122,035)		903,534,376
Other assets and liabilities (net)—(4.8)%		(41,164,378)
Net Assets—100.0%		$862,369,998

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $100,526,408 and the collateral received consisted of cash in the amount of $45,058,329 and non-cash collateral with a value of $58,029,878. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are

See accompanying notes to financial statements.
BHFTI-203

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Retail REITs	23.9
Specialized REITs	20.9
Industrial REITs	13.3
Real Estate Management & Development	9.5
Residential REITs	9.4
Health Care REITs	9.3
Diversified REITs	6.0
Office REITs	4.1
Hotel & Resort REITs	1.7
Hotels, Restaurants & Leisure	1.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$472,710,624	$0	$486,823,389
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(45,058,329)	$—	$—	$—	$(45,058,329)
Gross amount of recognized liabilities for securities lending transactions					$(45,058,329)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$50,874,313	$—	$50,874,313
Belgium	—	8,969,319	—	8,969,319
Canada	13,754,526	—	—	13,754,526
France	—	36,256,715	—	36,256,715
Germany	—	15,358,292	—	15,358,292
Hong Kong	—	29,632,804	—	29,632,804
Japan	—	80,150,441	—	80,150,441
Netherlands	—	5,618,203	—	5,618,203
Singapore	—	27,378,214	—	27,378,214
Sweden	—	3,531,922	—	3,531,922
Switzerland	—	5,336,649	—	5,336,649
United Kingdom	—	38,973,914	—	38,973,914
See accompanying notes to financial statements.
BHFTI-204

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$538,580,553	$—	$—	$538,580,553
Total Common Stocks	552,335,079	302,080,786	—	854,415,865
Total Short-Term Investments*	—	4,060,182	—	4,060,182
Securities Lending Reinvestments
Time Deposit	—	1,000,000	—	1,000,000
Short-Term Investment Funds	9,000,000	—	—	9,000,000
Repurchase Agreements	—	35,058,329	—	35,058,329
Total Securities Lending Reinvestments	9,000,000	36,058,329	—	45,058,329
Total Investments	$561,335,079	$342,199,297	$—	$903,534,376
Collateral for Securities Loaned (Liability)	$—	$(45,058,329)	$—	$(45,058,329)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-205

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$903,534,376
Cash denominated in foreign currencies (c)	577,430
Receivable for:
Fund shares sold	795,800
Dividends and interest	3,906,851
Prepaid expenses	6,977
Total Assets	908,821,434
Liabilities
Collateral for securities loaned	45,058,329
Payable for:
Investments purchased	279,662
Fund shares redeemed	114,019
Accrued Expenses:
Management fees	431,424
Distribution and service fees	62,746
Deferred trustees’ fees	224,101
Other expenses	281,155
Total Liabilities	46,451,436
Net Assets	$862,369,998
Net Assets Consist of:
Paid in surplus	$836,092,204
Distributable earnings (Accumulated losses)	26,277,794
Net Assets	$862,369,998
Net Assets
Class A	$549,223,580
Class B	292,365,112
Class E	20,781,306
Capital Shares Outstanding*
Class A	52,816,297
Class B	28,224,513
Class E	1,997,470
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.40
Class B	10.36
Class E	10.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $848,122,035.
(b)	Includes securities loaned at value of $100,526,408.
(c)	Identified cost of cash denominated in foreign currencies was $573,314.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$17,513,227
Interest	56,804
Securities lending income	76,625
Total investment income	17,646,656
Expenses
Management fees	2,747,609
Administration fees	26,352
Custodian and accounting fees	52,370
Distribution and service fees—Class B	365,250
Distribution and service fees—Class E	15,266
Audit and tax services	27,777
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	49,760
Insurance	3,852
Miscellaneous	9,469
Total expenses	3,340,462
Less management fee waiver	(173,561)
Less broker commission recapture	(89,210)
Net expenses	3,077,691
Net Investment Income	14,568,965
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,736,453)
Foreign currency transactions	(42,509)
Net realized gain (loss)	(3,778,962)
Net change in unrealized appreciation (depreciation) on:
Investments	29,198,298
Foreign currency transactions	97,558
Net change in unrealized appreciation (depreciation)	29,295,856
Net realized and unrealized gain (loss)	25,516,894
Net Increase (Decrease) in Net Assets From Operations	$40,085,859

(a)	Net of foreign withholding taxes of $845,316.
See accompanying notes to financial statements.
BHFTI-206

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,568,965	$28,777,444
Net realized gain (loss)	(3,778,962)	19,728,032
Net change in unrealized appreciation (depreciation)	29,295,856	(37,396,630)
Increase (decrease) in net assets from operations	40,085,859	11,108,846
From Distributions to Shareholders
Class A	(15,996,919)	(21,845,861)
Class B	(7,775,880)	(11,229,231)
Class E	(564,216)	(763,021)
Total distributions	(24,337,015)	(33,838,113)
Increase (decrease) in net assets from capital share transactions	(5,896,032)	(104,073,848)
Total increase (decrease) in net assets	9,852,812	(126,803,115)
Net Assets
Beginning of period	852,517,186	979,320,301
End of period	$862,369,998	$852,517,186

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	757,219	$7,849,613	1,223,663	$12,544,085
Reinvestments	1,536,688	15,996,919	2,236,014	21,845,861
Redemptions	(1,642,361)	(17,106,644)	(8,712,821)	(93,228,663)
Net increase (decrease)	651,546	$6,739,888	(5,253,144)	$(58,838,717)
Class B
Sales	500,464	$5,107,835	1,119,360	$11,427,902
Reinvestments	749,844	7,775,880	1,154,083	11,229,231
Redemptions	(2,451,480)	(25,104,447)	(6,354,616)	(66,512,643)
Net increase (decrease)	(1,201,172)	$(12,220,732)	(4,081,173)	$(43,855,510)
Class E
Sales	79,812	$815,641	181,038	$1,861,450
Reinvestments	54,199	564,216	78,098	763,021
Redemptions	(174,032)	(1,795,045)	(379,536)	(4,004,092)
Net increase (decrease)	(40,021)	$(415,188)	(120,400)	$(1,379,621)
Increase (decrease) derived from capital shares transactions		$(5,896,032)		$(104,073,848)
See accompanying notes to financial statements.
BHFTI-207

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.21	$10.54	$9.59	$15.03	$11.53	$12.97
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.33	0.31	0.27	0.21	0.47
Net realized and unrealized gain (loss)	0.32	(0.28)	0.91	(3.96)	3.70	(1.16)
Total income (loss) from investment operations	0.50	0.05	1.22	(3.69)	3.91	(0.69)
Less Distributions
Distributions from net investment income	(0.31)	(0.38)	(0.27)	(0.55)	(0.41)	(0.52)
Distributions from net realized capital gains	0.00	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.31)	(0.38)	(0.27)	(1.75)	(0.41)	(0.75)
Net Asset Value, End of Period	$10.40	$10.21	$10.54	$9.59	$15.03	$11.53
Total Return (%) (b)	4.89 (c)	0.66	12.99 (d)	(24.71)	34.35 (d)(e)	(4.53) (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70 (f)	0.69	0.69	0.68	0.65	0.67
Net ratio of expenses to average net assets (%) (g)	0.66 (f)	0.65	0.65	0.64	0.62	0.64
Ratio of net investment income (loss) to average net assets (%)	3.54 (f)	3.18	3.16	2.33	1.59	4.35
Portfolio turnover rate (%)	55 (c)	78	84	91	70	93
Net assets, end of period (in millions)	$549.2	$532.8	$605.2	$594.1	$834.7	$788.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.16	$10.49	$9.54	$14.95	$11.47	$12.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.30	0.28	0.24	0.18	0.43
Net realized and unrealized gain (loss)	0.31	(0.27)	0.91	(3.94)	3.68	(1.14)
Total income (loss) from investment operations	0.48	0.03	1.19	(3.70)	3.86	(0.71)
Less Distributions
Distributions from net investment income	(0.28)	(0.36)	(0.24)	(0.51)	(0.38)	(0.49)
Distributions from net realized capital gains	0.00	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.28)	(0.36)	(0.24)	(1.71)	(0.38)	(0.72)
Net Asset Value, End of Period	$10.36	$10.16	$10.49	$9.54	$14.95	$11.47
Total Return (%) (b)	4.73 (c)	0.40	12.73	(24.99)	34.07 (d)(e)	(4.77) (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95 (f)	0.94	0.94	0.93	0.90	0.92
Net ratio of expenses to average net assets (%) (g)	0.91 (f)	0.90	0.90	0.89	0.87	0.89
Ratio of net investment income (loss) to average net assets (%)	3.27 (f)	2.93	2.92	2.08	1.35	4.03
Portfolio turnover rate (%)	55 (c)	78	84	91	70	93
Net assets, end of period (in millions)	$292.4	$299.0	$351.4	$337.9	$492.3	$444.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-208

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.21	$10.54	$9.59	$15.02	$11.52	$12.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.29	0.25	0.19	0.44
Net realized and unrealized gain (loss)	0.31	(0.28)	0.91	(3.95)	3.70	(1.15)
Total income (loss) from investment operations	0.48	0.04	1.20	(3.70)	3.89	(0.71)
Less Distributions
Distributions from net investment income	(0.29)	(0.37)	(0.25)	(0.53)	(0.39)	(0.50)
Distributions from net realized capital gains	0.00	0.00	0.00	(1.20)	0.00	(0.23)
Total distributions	(0.29)	(0.37)	(0.25)	(1.73)	(0.39)	(0.73)
Net Asset Value, End of Period	$10.40	$10.21	$10.54	$9.59	$15.02	$11.52
Total Return (%) (b)	4.73 (c)	0.50	12.79	(24.89)	34.21 (d)(e)	(4.71) (d)(e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (f)	0.84	0.84	0.83	0.80	0.82
Net ratio of expenses to average net assets (%) (g)	0.81 (f)	0.80	0.80	0.79	0.77	0.79
Ratio of net investment income (loss) to average net assets (%)	3.37 (f)	3.03	3.01	2.18	1.47	4.05
Portfolio turnover rate (%)	55 (c)	78	84	91	70	93
Net assets, end of period (in millions)	$20.8	$20.8	$22.7	$22.3	$31.8	$26.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 33.99%, 33.71% and 33.85% for the year ended
December 31, 2021, and (4.70)%, (4.93)% and (4.88)% for the year ended December 31, 2020, respectively.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-209

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Australia — 3.2%
Glencore PLC (a)	17,379,265	$67,672,733
Canada — 0.9%
Open Text Corp.	609,086	17,797,343
China — 3.2%
Alibaba Group Holding Ltd. (b)	2,721,500	38,622,231
Prosus NV (a)	515,033	28,850,555
		67,472,786
Denmark — 1.7%
DSV AS	151,700	36,441,259
France — 19.3%
Accor SA	632,980	33,114,448
Airbus SE	214,200	44,820,043
BNP Paribas SA	700,175	63,064,278
Capgemini SE	235,130	40,244,706
Danone SA	161,100	13,162,390
Edenred SE	1,278,940	39,667,184
Kering SA	284,100	61,974,377
LVMH Moet Hennessy Louis Vuitton SE	58,900	30,890,201
Pernod Ricard SA	422,267	42,180,717
Publicis Groupe SA	217,998	24,609,923
Worldline SA (a) (b)	2,412,500	10,204,857
		403,933,124
Germany — 22.7%
adidas AG	186,707	43,521,274
Allianz SE	65,700	26,619,687
Bayer AG	1,792,883	53,912,217
Bayerische Motoren Werke AG	556,607	49,449,251
Brenntag SE	679,953	45,034,246
Continental AG	678,755	59,229,910
Daimler Truck Holding AG	993,113	47,004,051
Fresenius Medical Care AG	868,614	49,803,010
Fresenius SE & Co. KGaA	763,223	38,384,492
Mercedes-Benz Group AG	590,693	34,561,417
Siemens AG	40,500	10,387,250
thyssenkrupp AG	1,510,451	16,220,036
		474,126,841
Hong Kong — 1.8%
Prudential PLC	3,003,562	37,708,020
Indonesia — 1.9%
Bank Mandiri Persero Tbk. PT	130,512,500	39,261,661
Italy — 1.9%
Intesa Sanpaolo SpA	4,287,900	24,716,824
Ryanair Holdings PLC (ADR)	261,425	15,076,380
		39,793,204
Japan — 3.8%
Asahi Group Holdings Ltd. (b)	817,600	10,942,410
Fujitsu Ltd.	692,000	16,812,871
Security Description	Shares	Value
Japan — (Continued)
Komatsu Ltd.	964,200	$31,560,474
Mitsubishi Estate Co. Ltd.	686,600	12,846,302
SMC Corp.	22,500	8,102,769
		80,264,826
Luxembourg — 1.9%
Eurofins Scientific SE (b)	557,004	39,692,056
Netherlands — 6.4%
Akzo Nobel NV	580,929	40,655,075
ASML Holding NV	29,400	23,560,866
ASR Nederland NV	319,600	21,227,905
EXOR NV	270,646	27,293,808
Koninklijke Ahold Delhaize NV	521,800	21,815,222
		134,552,876
South Korea — 2.9%
KB Financial Group, Inc.	583,243	47,920,494
NAVER Corp.	70,800	13,745,836
		61,666,330
Spain — 0.5%
Amadeus IT Group SA	112,500	9,517,304
Sweden — 3.5%
Sandvik AB	974,100	22,353,706
SKF AB - B Shares	1,302,699	29,921,174
Volvo AB - B Shares	750,473	21,070,746
		73,345,626
Switzerland — 1.2%
Cie Financiere Richemont SA - Class A	109,513	20,711,236
Swatch Group AG (b)	24,879	4,060,374
		24,771,610
United Kingdom — 13.1%
Ashtead Group PLC	773,100	49,558,413
Diageo PLC	1,115,800	28,066,316
Flutter Entertainment PLC (a)	91,202	26,061,883
Lloyds Banking Group PLC	16,749,400	17,638,694
Reckitt Benckiser Group PLC	533,900	36,319,597
Rentokil Initial PLC	3,648,500	17,658,229
Schroders PLC	6,994,541	34,706,429
Smith & Nephew PLC	1,719,699	26,277,980
Smiths Group PLC	397,890	12,269,913
WPP PLC	3,527,169	24,655,193
		273,212,647
United States — 5.0%
CNH Industrial NV (b)	4,503,629	58,367,032
Novartis AG	167,700	20,287,517
See accompanying notes to financial statements.
BHFTI-210

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Roche Holding AG	77,000	$25,172,104
		103,826,653
Total Common Stocks (Cost $1,779,722,405)		1,985,056,899

Preferred Stocks—1.8%
South Korea — 1.8%
Samsung Electronics Co. Ltd. (Cost $49,812,385)	1,039,500	38,120,387

Equity Linked Security—0.4%
Italy — 0.4%
Ryanair Holdings PLC (HSBC Bank PLC) 12/12/25 (c) (Cost $5,009,216)	250,000	7,073,594

Short-Term Investments—2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $52,389,565; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $53,432,616	52,384,835	52,384,835
Total Short-Term Investments (Cost $52,384,835)		52,384,835

Securities Lending Reinvestments (d)—1.1%
Short-Term Investment Funds — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.270% (e)	1,000,000	1,000,000
		4,000,000
Time Deposit — 0.0%
Credit Agricole Corp. and Investment Bank 4.320%, 07/01/25	1,000,000	1,000,000

Repurchase Agreements — 0.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $5,000,612; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,229,271; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,273,581	2,229,000	$2,229,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,000,487; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $4,080,002	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $2,000,246; collateralized by various Common Stock with an aggregate market value of $2,200,271	2,000,000	2,000,000
		19,229,000
Total Securities Lending Reinvestments (Cost $24,229,000)		24,229,000
Total Investments—100.7% (Cost $1,911,157,841)		2,106,864,715
Other assets and liabilities (net)—(0.7)%		(15,568,823)
Net Assets—100.0%		$2,091,295,892

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $27,225,161 and the collateral received consisted of cash in the amount of
$24,229,000 and non-cash collateral with a value of $5,417,356. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
See accompanying notes to financial statements.
BHFTI-211

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Machinery	10.4
Banks	9.2
Textiles, Apparel & Luxury Goods	7.7
Pharmaceuticals	4.8
Trading Companies & Distributors	4.5
Health Care Providers & Services	4.2
Insurance	4.1
Automobiles	4.0
Metals & Mining	4.0
Beverages	3.9
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$461,854,285	$0	$733,245,175
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(24,229,000)	$—	$—	$—	$(24,229,000)
Gross amount of recognized liabilities for securities lending transactions					$(24,229,000)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$67,672,733	$—	$67,672,733
Canada	17,797,343	—	—	17,797,343
China	—	67,472,786	—	67,472,786
Denmark	—	36,441,259	—	36,441,259
France	—	403,933,124	—	403,933,124
Germany	—	474,126,841	—	474,126,841
Hong Kong	—	37,708,020	—	37,708,020
Indonesia	—	39,261,661	—	39,261,661
Italy	15,076,380	24,716,824	—	39,793,204
Japan	—	80,264,826	—	80,264,826
Luxembourg	—	39,692,056	—	39,692,056
Netherlands	23,560,866	110,992,010	—	134,552,876
South Korea	—	61,666,330	—	61,666,330
Spain	—	9,517,304	—	9,517,304
Sweden	—	73,345,626	—	73,345,626
Switzerland	—	24,771,610	—	24,771,610
United Kingdom	26,061,883	247,150,764	—	273,212,647
See accompanying notes to financial statements.
BHFTI-212

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United States	$58,367,032	$45,459,621	$—	$103,826,653
Total Common Stocks	140,863,504	1,844,193,395	—	1,985,056,899
Total Preferred Stocks*	—	38,120,387	—	38,120,387
Total Equity Linked Securities*	—	7,073,594	—	7,073,594
Total Short-Term Investments*	—	52,384,835	—	52,384,835
Securities Lending Reinvestments
Time Deposit	—	1,000,000	—	1,000,000
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Repurchase Agreements	—	19,229,000	—	19,229,000
Total Securities Lending Reinvestments	4,000,000	20,229,000	—	24,229,000
Total Investments	$144,863,504	$1,962,001,211	$—	$2,106,864,715
Collateral for Securities Loaned (Liability)	$—	$(24,229,000)	$—	$(24,229,000)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-213

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,106,864,715
Cash denominated in foreign currencies (c)	5,402
Receivable for:
Investments sold	11,172,875
Fund shares sold	20,464
Dividends and interest	8,151,244
Prepaid expenses	16,719
Total Assets	2,126,231,419
Liabilities
Collateral for securities loaned	24,229,000
Payable for:
Investments purchased	5,642,083
Fund shares redeemed	2,917,785
Accrued Expenses:
Management fees	1,160,084
Distribution and service fees	148,241
Deferred trustees’ fees	224,101
Other expenses	614,233
Total Liabilities	34,935,527
Net Assets	$2,091,295,892
Net Assets Consist of:
Paid in surplus	$1,828,998,644
Distributable earnings (Accumulated losses)	262,297,248
Net Assets	$2,091,295,892
Net Assets
Class A	$1,336,673,918
Class B	696,525,251
Class E	58,096,723
Capital Shares Outstanding*
Class A	94,873,152
Class B	50,918,371
Class E	4,197,829
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.09
Class B	13.68
Class E	13.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,911,157,841.
(b)	Includes securities loaned at value of $27,225,161.
(c)	Identified cost of cash denominated in foreign currencies was $5,371.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$45,513,110
Interest	755,948
Securities lending income	140,969
Total investment income	46,410,027
Expenses
Management fees	7,903,823
Administration fees	49,551
Custodian and accounting fees	168,542
Distribution and service fees—Class B	844,049
Distribution and service fees—Class E	41,142
Audit and tax services	28,322
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	58,657
Insurance	9,341
Miscellaneous	16,206
Total expenses	9,162,390
Less management fee waiver	(949,067)
Net expenses	8,213,323
Net Investment Income	38,196,704
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	95,249,023
Foreign currency transactions	(85,732)
Net realized gain (loss)	95,163,291
Net change in unrealized appreciation (depreciation) on:
Investments	281,737,143
Foreign currency transactions	745,132
Net change in unrealized appreciation (depreciation)	282,482,275
Net realized and unrealized gain (loss)	377,645,566
Net Increase (Decrease) in Net Assets From Operations	$415,842,270

(a)	Net of foreign withholding taxes of $6,330,078.
See accompanying notes to financial statements.
BHFTI-214

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$38,196,704	$46,395,799
Net realized gain (loss)	95,163,291	169,689,129
Net change in unrealized appreciation (depreciation)	282,482,275	(319,831,655)
Increase (decrease) in net assets from operations	415,842,270	(103,746,727)
From Distributions to Shareholders
Class A	(74,787,997)	(33,229,053)
Class B	(38,404,692)	(15,142,240)
Class E	(3,215,004)	(1,303,511)
Total distributions	(116,407,693)	(49,674,804)
Increase (decrease) in net assets from capital share transactions	(195,554,988)	(167,152,492)
Total increase (decrease) in net assets	103,879,589	(320,574,023)
Net Assets
Beginning of period	1,987,416,303	2,307,990,326
End of period	$2,091,295,892	$1,987,416,303

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	766,301	$10,283,560	1,356,282	$17,159,296
Reinvestments	5,364,993	74,787,997	2,604,158	33,229,053
Redemptions	(15,924,873)	(219,551,548)	(12,535,480)	(157,957,538)
Net increase (decrease)	(9,793,579)	$(134,479,991)	(8,575,040)	$(107,569,189)
Class B
Sales	695,644	$8,706,701	2,787,514	$33,970,028
Reinvestments	2,836,388	38,404,692	1,220,164	15,142,240
Redemptions	(8,035,726)	(105,514,482)	(8,082,445)	(100,797,323)
Net increase (decrease)	(4,503,694)	$(58,403,089)	(4,074,767)	$(51,685,055)
Class E
Sales	115,731	$1,550,277	347,584	$4,317,813
Reinvestments	234,843	3,215,004	103,865	1,303,511
Redemptions	(560,241)	(7,437,189)	(1,074,548)	(13,519,572)
Net increase (decrease)	(209,667)	$(2,671,908)	(623,099)	$(7,898,248)
Increase (decrease) derived from capital shares transactions		$(195,554,988)		$(167,152,492)
See accompanying notes to financial statements.
BHFTI-215

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.21	$13.11	$11.23	$14.50	$13.45	$13.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.28	0.28	0.23	0.27	0.07
Net realized and unrealized gain (loss)	2.45	(0.88)	1.87	(2.53)	0.91	0.43
Total income (loss) from investment operations	2.71	(0.60)	2.15	(2.30)	1.18	0.50
Less Distributions
Distributions from net investment income	(0.34)	(0.30)	(0.27)	(0.30)	(0.13)	(0.37)
Distributions from net realized capital gains	(0.49)	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.83)	(0.30)	(0.27)	(0.97)	(0.13)	(0.66)
Net Asset Value, End of Period	$14.09	$12.21	$13.11	$11.23	$14.50	$13.45
Total Return (%) (b)	22.23 (c)	(4.73)	19.26	(15.78)	8.66	5.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.82	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.72 (d)	0.72	0.74	0.76	0.75	0.78
Ratio of net investment income (loss) to average net assets (%)	3.85 (d)	2.21	2.24	1.92	1.82	0.60
Portfolio turnover rate (%)	23 (c)	36	23	34	31	48
Net assets, end of period (in millions)	$1,336.7	$1,277.5	$1,484.9	$1,532.0	$1,956.0	$2,075.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.86	$12.74	$10.92	$14.12	$13.10	$13.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.24	0.24	0.19	0.23	0.04
Net realized and unrealized gain (loss)	2.38	(0.85)	1.82	(2.46)	0.88	0.42
Total income (loss) from investment operations	2.61	(0.61)	2.06	(2.27)	1.11	0.46
Less Distributions
Distributions from net investment income	(0.30)	(0.27)	(0.24)	(0.26)	(0.09)	(0.34)
Distributions from net realized capital gains	(0.49)	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.79)	(0.27)	(0.24)	(0.93)	(0.09)	(0.63)
Net Asset Value, End of Period	$13.68	$11.86	$12.74	$10.92	$14.12	$13.10
Total Return (%) (b)	22.08 (c)	(4.96)	18.95	(16.00)	8.44	5.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06 (d)	1.06	1.07	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	0.97 (d)	0.97	0.99	1.01	1.00	1.03
Ratio of net investment income (loss) to average net assets (%)	3.58 (d)	1.96	1.98	1.68	1.58	0.34
Portfolio turnover rate (%)	23 (c)	36	23	34	31	48
Net assets, end of period (in millions)	$696.5	$657.0	$758.2	$741.5	$952.6	$1,028.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-216

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.99	$12.89	$11.04	$14.27	$13.24	$13.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.26	0.26	0.21	0.24	0.04
Net realized and unrealized gain (loss)	2.41	(0.88)	1.84	(2.49)	0.90	0.44
Total income (loss) from investment operations	2.65	(0.62)	2.10	(2.28)	1.14	0.48
Less Distributions
Distributions from net investment income	(0.31)	(0.28)	(0.25)	(0.28)	(0.11)	(0.35)
Distributions from net realized capital gains	(0.49)	0.00	0.00	(0.67)	0.00	(0.29)
Total distributions	(0.80)	(0.28)	(0.25)	(0.95)	(0.11)	(0.64)
Net Asset Value, End of Period	$13.84	$11.99	$12.89	$11.04	$14.27	$13.24
Total Return (%) (b)	22.21 (c)	(4.90)	19.05	(15.93)	8.52	5.24
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (d)	0.96	0.97	0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.87	0.89	0.91	0.90	0.93
Ratio of net investment income (loss) to average net assets (%)	3.71 (d)	2.08	2.09	1.79	1.68	0.42
Portfolio turnover rate (%)	23 (c)	36	23	34	31	48
Net assets, end of period (in millions)	$58.1	$52.9	$64.8	$60.9	$81.1	$85.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-217

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—7.1% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 7.1%
U.S. Treasury Floating Rate Notes
4.431%, 3M USTBMM + 0.150%, 04/30/26 (a)	17,600,000	$17,610,344
4.463%, 3M USTBMM + 0.182%, 07/31/26 (a)	32,400,000	32,432,581
Total U.S. Treasury & Government Agencies (Cost $50,000,000)		50,042,925

Municipals—2.9%
Board of Regents of the University of Texas System
4.320%, 08/01/45 (a) (Cost $20,000,000)	20,000,000	20,000,000

Corporate Bonds & Notes—2.5%
Commercial Services — 2.5%
Altoona-Blair County Development Corp.
4.410%, 09/01/38 (144A) (a) (Cost $17,850,000)	17,850,000	17,850,000

Short-Term Investments—83.2%
Certificates of Deposit—7.4%
Bank of Montreal
4.690%, SOFR + 0.300%, 03/19/26 (a)	5,000,000	5,001,120
Canadian Imperial Bank of Commerce
4.750%, SOFR + 0.360%, 11/17/25 (a)	9,000,000	9,006,720
MUFG Bank Ltd.
4.650%, SOFR + 0.250%, 08/14/25 (a)	15,000,000	15,002,923
Swedbank AB
4.690%, SOFR + 0.300%, 10/14/25 (a)	15,000,000	14,999,972
Toronto-Dominion Bank
4.760%, SOFR + 0.370%, 07/10/26 (a)	8,000,000	8,002,804
		52,013,539
Commercial Paper—51.6%
Alphabet, Inc.
4.393%, 09/23/25 (144A) (b)	9,000,000	8,908,165
Aquitaine Funding Co. LLC
4.479%, 09/04/25 (144A) (b)	15,000,000	14,877,570
Banque et Caisse d'Epargne de l'Etat
4.380%, 08/20/25 (b)	12,000,000	11,925,863
4.423%, 10/02/25 (b)	2,800,000	2,768,275
Britannia Funding Co. LLC
3.888%, 07/07/25 (144A) (b)	5,700,000	5,695,157
Caisse des Depots et Consignations
2.188%, 07/02/25 (b)	10,000,000	9,997,604
CDP Financial, Inc.
2.195%, 07/02/25 (144A) (b)	8,500,000	8,497,963
4.455%, 12/02/25 (b)	12,000,000	11,777,704
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
3.845%, 07/08/25 (144A) (b)	5,500,000	5,494,695
3.854%, 07/08/25 (144A) (b)	8,000,000	7,992,283
Erste Abwicklungsanstalt
4.397%, 09/10/25 (b)	15,000,000	14,869,740
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Falcon Asset Funding LLC
4.800%, SOFR + 0.400%, 11/07/25 (144A) (a)	10,000,000	$9,999,984
Federation des Caisses Desjardins du Quebec
4.385%, 09/02/25 (b)	15,000,000	14,882,773
HSBC Bank PLC
4.750%, SOFR + 0.360%, 09/11/25 (144A) (a)	10,000,000	10,004,562
Lexington Parker Capital Co. LLC
Zero Coupon, 07/01/25 (144A) (b)	12,800,000	12,798,456
4.406%, 08/14/25 (144A) (b)	10,000,000	9,945,125
LVMH Moet Hennessy Louis Vuitton SE
4.123%, 07/15/25 (b)	14,700,000	14,673,519
LVMH Moet Hennessy Louis Vuitton, Inc.
4.211%, 07/21/25 (144A) (b)	8,000,000	7,979,811
Nestle Finance International Ltd.
3.897%, 07/09/25 (b)	1,000,000	998,922
4.278%, 07/30/25 (144A) (b)	16,000,000	15,942,400
New York Life Short Term Funding LLC
4.269%, 07/23/25 (144A) (b)	12,000,000	11,966,696
Novartis Finance Corp.
4.092%, 07/14/25 (b)	17,000,000	16,971,370
4.286%, 08/05/25 (b)	5,750,000	5,725,114
NRW Bank
3.774%, 07/07/25 (b)	6,500,000	6,494,528
PACCAR Financial Corp.
2.941%, 07/03/25 (b)	9,000,000	8,996,720
PepsiCo, Inc.
4.377%, 09/18/25 (144A) (b)	8,000,000	7,923,614
Province of Ontario
4.266%, 07/25/25 (b)	8,000,000	7,976,012
4.377%, 09/10/25 (b)	12,000,000	11,896,176
PSP Capital, Inc.
4.373%, 09/04/25 (b)	10,200,000	10,119,104
Sanofi SA
4.406%, 09/17/25 (144A) (b)	21,000,000	20,800,750
Schlumberger Investment SA
4.238%, 07/16/25 (144A) (b)	8,250,000	8,234,109
Siemens Capital Co. LLC
4.384%, 09/24/25 (144A) (b)	18,000,000	17,816,218
Thunder Bay Funding LLC
4.610%, SOFR + 0.210%, 10/10/25 (144A) (a)	12,000,000	12,000,972
TotalEnergies Capital SA
4.408%, 09/04/25 (144A) (b)	10,000,000	9,919,590
Unilever Finance Netherlands BV
2.195%, 07/02/25 (b)	7,000,000	6,998,323
		363,869,867

Short-Term Investment Funds—24.2%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class
4.520% (c) (d)	122,763,207	122,763,207
STIT-Government & Agency Portfolio, Institutional Class
4.260% (c) (d)	29,412,906	29,412,906
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-218

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Shares	Value
Short-Term Investment Funds —(Continued)
STIT-Treasury Portfolio, Institutional Class
4.230% (c) (d)	18,838,796	$18,838,796
Total Short-Term Investment Funds (Cost $171,014,909)		171,014,909
Total Short-Term Investments (Cost $586,909,790)		586,898,315
Total Investments—95.7% (Cost $674,759,790)		674,791,240
Other assets and liabilities (net)—4.3%		30,512,765
Net Assets—100.0%		$705,304,005

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$224,648,120, which is 31.9% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of June 30, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$133,391,798	$65,045,826	$(75,674,417)	$122,763,207
STIT-Government & Agency Portfolio, Institutional Class	20,171,879	116,941,528	(107,700,501)	29,412,906
STIT-Treasury Portfolio, Institutional Class	12,678,111	77,961,019	(71,800,334)	18,838,796
	$166,241,788	$259,948,373	$(255,175,252)	$171,014,909

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$2,814,045	122,763,207
STIT-Government & Agency Portfolio, Institutional Class	553,885	29,412,906
STIT-Treasury Portfolio, Institutional Class	355,617	18,838,796
	$3,723,547
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$20,000,000	$7 ,306,842	$—
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-219

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	1,407	AUD	161,269,299	$1,144,951
Brent Crude Oil Futures	08/29/25	156	USD	10,274,160	387,841
Canada Government Bond 10 Year Futures	09/18/25	836	CAD	101,992,000	602,926
Euro STOXX 50 Index Futures	09/19/25	845	EUR	45,013,150	74,848
Euro-Bund Futures	09/08/25	558	EUR	72,623,700	(636,910)
FTSE 100 Index Futures	09/19/25	405	GBP	35,597,475	(521,338)
Japanese Government 10 Year Bond Futures	09/12/25	41	JPY	5,699,820,000	126,293
MSCI Emerging Markets Index Futures	09/19/25	882	USD	54,397,350	951,987
New York Harbor ULSD Futures	07/31/25	110	USD	10,516,506	1,067,344
RBOB Gasoline Futures	07/31/25	124	USD	10,791,497	(373,422)
Russell 2000 Index E-Mini Futures	09/19/25	272	USD	29,807,120	995,119
S&P 500 Index E-Mini Futures	09/19/25	78	USD	24,389,625	863,518
Silver Futures	09/26/25	96	USD	17,362,560	(34,824)
TOPIX Index Futures	09/11/25	332	JPY	9,480,260,000	1,463,694
U.K. Long Gilt Bond Futures	09/26/25	401	GBP	37,305,030	971,527
U.S. Treasury Long Bond Futures	09/19/25	301	USD	34,756,093	1,419,127
WTI Crude Oil Futures	08/20/25	59	USD	3,767,150	183,974
Net Unrealized Appreciation					$8,686,655
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.190%	Monthly	12/04/25	BBP	Barclays Soybean Oil Seasonal Index	USD	5,740,277	$(279,502)	$—	$(279,502)
Pay	0.170%	Monthly	04/07/26	BBP	Barclays Copper Excess Return Index	USD	9,676,325	181,219	—	181,219
Pay	0.190%	Monthly	02/12/26	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	5,125,831	(161,917)	—	(161,917)
Pay	0.170%	Monthly	05/05/26	BBP	Barclays Wheat Chicago Seasonal Index	USD	553,969	(13,278)	—	(13,278)
Pay	0.270%	Monthly	01/27/26	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	14,161,973	350,714	—	350,714
Pay	0.200%	Monthly	04/01/26	CIBC	CIBC Lean Hogs Seasonal Index	USD	6,787,652	(105,685)	—	(105,685)
Pay	0.150%	Monthly	12/10/25	CIBC	CIBC Live Cattle Seasonal Index	USD	4,743,462	(93,271)	—	(93,271)
Pay	0.280%	Monthly	02/05/26	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	4,137,208	29,354	—	29,354
Pay	0.260%	Monthly	02/10/26	CIBC	CIBC Soybean Oil Seasonal Index	USD	1,391,506	120,788	—	120,788
Pay	0.140%	Monthly	02/18/26	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	5,699,254	(308,894)	—	(308,894)
Pay	0.210%	Monthly	12/11/25	CIBC	CIBC Sugar Excess Return Index	USD	7,807,596	(180,110)	—	(180,110)
Pay	0.180%	Monthly	05/05/26	GSI	GSCI Corn Seasonal Enhanced Excess Return Index	USD	2,234,056	(56,250)	—	(56,250)
Pay	0.250%	Monthly	01/27/26	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	7,928,023	(728,785)	—	(728,785)
Pay	0.300%	Monthly	02/05/26	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	6,180,115	73,756	—	73,756
Pay	0.170%	Monthly	05/05/26	MBL	Macquarie Soymeal Front Month Excess Return Index	USD	3,220,222	(15,509)	—	(15,509)
Pay	0.120%	Monthly	05/05/26	MLI	Merrill Lynch Corn Seasonal Excess Return Index	USD	3,249,804	(96,344)	—	(96,344)
Pay	0.180%	Monthly	10/09/25	MLI	Merrill Lynch Cotton Seasonal Index	USD	4,124,660	23,047	—	23,047
Pay	0.090%	Monthly	11/25/25	MLI	Merrill Lynch Gold Excess Return Index	USD	12,289,287	(28,542)	—	(28,542)
Pay	0.250%	Monthly	12/01/25	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	137,333	1,677	—	1,677
Pay	0.160%	Monthly	11/25/25	RBC	RBC Coffee Front Month Excess Return Index	USD	12,415,696	(1,465,616)	15,755	(1,481,371)
Pay	0.180%	Monthly	02/12/26	RBC	RBC Enhanced Soybean Excess Return Index	USD	3,171,094	(25,308)	—	(25,308)
Pay	0.060%	Monthly	02/18/26	RBC	RBC Gold Excess Return Index	USD	17,173,264	(39,884)	103,776	(143,660)
Pay	0.180%	Monthly	11/25/25	RBC	RBC Sugar Excess Return Index	USD	5,653,682	(337,972)	1,284	(339,256)
Pay	0.300%	Monthly	04/27/26	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	10,091,956	265,248	—	265,248
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-220

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.090%	Monthly	10/21/25	JPMC	S&P GSCI Gold Excess Return Index	USD	10,058,261	$(258,644)	$—	$(258,644)
Pay	0.250%	Monthly	02/10/26	GSI	S&P GSCI Soybean Oil Seasonal Index	USD	4,887,999	484,827	—	484,827
Totals								$(2,664,881)	$120,815	$(2,785,696)
Cash in the amount of $710,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	OTC swap contracts at market value (a)	$1,530,630	OTC swap contracts at market value (a)	$4,195,511
	Unrealized appreciation on futures contracts (b) (c)	1,639,159	Unrealized depreciation on futures contracts (b) (c)	408,246
Equity	Unrealized appreciation on futures contracts (b) (c)	4,349,166	Unrealized depreciation on futures contracts (b) (c)	521,338
Interest Rate	Unrealized appreciation on futures contracts (b) (c)	4,264,824	Unrealized depreciation on futures contracts (b) (c)	636,910
Total		$11,783,779		$5,762,005

(a)	Excludes OTC swap interest payable of $16,100.
(b)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank PLC	$181,219	$(181,219)	$—	$—
Canadian Imperial Bank of Commerce	500,856	(500,856)	—	—
Goldman Sachs International	484,827	(56,250)	(428,577)	—
Macquarie Bank, Ltd.	73,756	(15,509)	—	58,247
Merrill Lynch International	24,724	(24,724)	—	—
Morgan Stanley Capital Services LLC	265,248	—	(265,248)	—
	$1,530,630	$(778,558)	$(693,825)	$58,247
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank PLC	$454,697	$(181,219)	$(273,478)	$—
Canadian Imperial Bank of Commerce	687,960	(500,856)	—	187,104
Goldman Sachs International	56,250	(56,250)	—	—
JPMorgan Chase Bank NA	987,429	—	(800,000)	187,429
Macquarie Bank, Ltd.	15,509	(15,509)	—	—
Merrill Lynch International	124,886	(24,724)	—	100,162
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-221

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Royal Bank of Canada	$1,868,780	$—	$(1,680,000)	$188,780
	$4,195,511	$(778,558)	$(2,753,478)	$663,475

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(13,295,174)	$1,049,437	$(817,124)	$(13,062,861)
Swap contracts	—	—	7,518,834	7,518,834
	$(13,295,174)	$1,049,437	$6,701,710	$(5,544,027)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$9,145,367	$9,382,476	$594,219	$19,122,062
Swap contracts	—	—	(1,240,018)	(1,240,018)
	$9,145,367	$9,382,476	$(645,799)	$17,882,044
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$736,656,401
Swap contracts	169,309,829

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$50,042,925	$—	$50,042,925
Total Municipals*	—	20,000,000	—	20,000,000
Total Corporate Bonds & Notes*	—	17,850,000	—	17,850,000
Short-Term Investments
Certificates of Deposit	—	52,013,539	—	52,013,539
Commercial Paper	—	363,869,867	—	363,869,867
Short-Term Investment Funds	171,014,909	—	—	171,014,909
Total Short-Term Investments	171,014,909	415,883,406	—	586,898,315
Total Investments	$171,014,909	$503,776,331	$—	$674,791,240
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,253,149	$—	$—	$10,253,149
Futures Contracts (Unrealized Depreciation)	(1,566,494)	—	—	(1,566,494)
Total Futures Contracts	$8,686,655	$—	$—	$8,686,655
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,530,630	$—	$1,530,630
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-222

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts at Value (Liabilities)	$—	$(4,195,511)	$—	$(4,195,511)
Total OTC Swap Contracts	$—	$(2,664,881)	$—	$(2,664,881)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-223

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$503,776,331
Affiliated investments at value (b)	171,014,909
Cash denominated in foreign currencies (c)	46,068
Cash collateral (d)	33,765,343
OTC swap contracts at market value	1,530,630
Receivable for:
Fund shares sold	11,585
Interest	765,308
Dividends on affiliated investments	524,413
Variation margin on futures contracts	538,126
Prepaid expenses	5,392
Total Assets	711,978,105
Liabilities
Due to custodian	496,154
OTC swap contracts at market value (e)	4,195,511
Payable for:
Fund shares redeemed	963,521
Interest on OTC swap contracts	16,100
Accrued Expenses:
Management fees	373,426
Distribution and service fees	144,903
Deferred trustees’ fees	204,750
Other expenses	279,735
Total Liabilities	6,674,100
Net Assets	$705,304,005
Net Assets Consist of:
Paid in surplus	$792,734,615
Distributable earnings (Accumulated losses)	(87,430,610)
Net Assets	$705,304,005
Net Assets
Class B	$705,304,005
Capital Shares Outstanding*
Class B	87,382,249
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.07

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $503,744,881.
(b)	Identified cost of affiliated investments was $171,014,909.
(c)	Identified cost of cash denominated in foreign currencies was $45,501.
(d)	Includes collateral of $30,855,343 for futures contracts and $2,910,000 for OTC swap contracts.
(e)	Net premium paid on OTC swap contracts was $120,815.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$3,723,547
Interest	12,158,390
Total investment income	15,881,937
Expenses
Management fees	2,347,043
Administration fees	35,619
Custodian and accounting fees	38,582
Distribution and service fees—Class B	890,789
Audit and tax services	52,383
Legal	27,336
Trustees’ fees and expenses	20,035
Shareholder reporting	22,147
Insurance	4,544
Miscellaneous	13,610
Total expenses	3,452,088
Less management fee waiver	(50,437)
Net expenses	3,401,651
Net Investment Income	12,480,286
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,482
Futures contracts	(13,062,861)
Swap contracts	7,518,834
Foreign currency transactions	(56,497)
Net realized gain (loss)	(5,594,042)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,924)
Futures contracts	19,122,062
Swap contracts	(1,240,018)
Foreign currency transactions	5,277
Net change in unrealized appreciation (depreciation)	17,882,397
Net realized and unrealized gain (loss)	12,288,355
Net Increase (Decrease) in Net Assets From Operations	$24,768,641
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-224

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,480,286	$46,279,694
Net realized gain (loss)	(5,594,042)	33,749,460
Net change in unrealized appreciation (depreciation)	17,882,397	(32,659,854)
Increase (decrease) in net assets from operations	24,768,641	47,369,300
From Distributions to Shareholders
Class B	(42,291,465)	(16,204,335)
Total distributions	(42,291,465)	(16,204,335)
Increase (decrease) in net assets from capital share transactions	(9,975,883)	(417,590,589)
Total increase (decrease) in net assets	(27,498,707)	(386,425,624)
Net Assets
Beginning of period	732,802,712	1,119,228,336
End of period	$705,304,005	$732,802,712

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	922,225	$7,620,904	2,234,361	$18,616,871
Reinvestments	5,260,132	42,291,465	1,945,298	16,204,335
Redemptions	(7,143,990)	(59,888,252)	(54,134,377)	(452,411,795)
Net increase (decrease)	(961,633)	$(9,975,883)	(49,954,718)	$(417,590,589)
Increase (decrease) derived from capital shares transactions		$(9,975,883)		$(417,590,589)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-225

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.29	$8.09	$7.86	$10.23	$9.91	$10.11
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.36	0.34	0.06	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.14	(0.04) (b)	0.16	(1.28)	1.03	0.87
Total income (loss) from investment operations	0.29	0.32	0.50	(1.22)	0.95	0.85
Less Distributions
Distributions from net investment income	(0.51)	(0.12)	(0.27)	(0.59)	(0.32)	(0.53)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.56)	(0.31)	(0.52)
Total distributions	(0.51)	(0.12)	(0.27)	(1.15)	(0.63)	(1.05)
Net Asset Value, End of Period	$8.07	$8.29	$8.09	$7.86	$10.23	$9.91
Total Return (%) (c)	3.52 (d)	4.00	6.44	(12.41)	9.69	10.14
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (e)	0.94	0.94	0.92	0.92	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.95 (e)	0.93	0.92	0.90	0.90	0.90
Ratio of net investment income (loss) to average net assets (%)	3.50 (e)	4.37	4.22	0.62	(0.80)	(0.22)
Portfolio turnover rate (%)	9 (d)	80	23	132	57	147
Net assets, end of period (in millions)	$705.3	$732.8	$1,119.2	$1,181.8	$1,398.1	$1,403.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Consolidated Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-226

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Textron, Inc.	300,703	$24,143,444
Air Freight & Logistics — 1.6%
FedEx Corp. (a)	132,239	30,059,247
Banks — 13.8%
Bank of America Corp.	1,339,546	63,387,317
Citigroup, Inc.	373,071	31,755,804
Citizens Financial Group, Inc.	700,844	31,362,769
Fifth Third Bancorp (a)	620,554	25,523,386
Huntington Bancshares, Inc.	1,922,386	32,219,189
M&T Bank Corp.	119,031	23,090,824
Wells Fargo & Co.	686,987	55,041,398
		262,380,687
Beverages — 3.0%
Anheuser-Busch InBev SA	271,605	18,673,823
Coca-Cola Co.	181,120	12,814,240
Keurig Dr. Pepper, Inc.	761,582	25,177,901
		56,665,964
Biotechnology — 0.4%
Regeneron Pharmaceuticals, Inc.	13,085	6,869,625
Broadline Retail — 1.3%
eBay, Inc.	319,988	23,826,306
Building Products — 2.0%
Johnson Controls International PLC	351,184	37,092,054
Capital Markets — 2.7%
Goldman Sachs Group, Inc.	13,720	9,710,330
State Street Corp.	385,933	41,040,115
		50,750,445
Chemicals — 1.3%
CF Industries Holdings, Inc.	100,776	9,271,392
Corteva, Inc.	216,971	16,170,849
		25,442,241
Communications Equipment — 3.4%
Cisco Systems, Inc.	751,211	52,119,019
F5, Inc. (a) (b)	44,919	13,220,560
		65,339,579
Consumer Finance — 0.4%
Capital One Financial Corp.	36,244	7,711,273
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	445,995	33,779,661
Containers & Packaging — 0.8%
International Paper Co.	312,082	14,614,800
Electric Utilities — 0.4%
Evergy, Inc. (a)	96,484	6,650,642
Security Description	Shares	Value
Electrical Equipment — 3.3%
Eaton Corp. PLC (a)	90,730	$32,389,703
Emerson Electric Co. (a)	232,460	30,993,892
		63,383,595
Energy Equipment & Services — 0.6%
Tenaris SA	570,465	10,655,264
Entertainment — 2.2%
Universal Music Group NV	359,275	11,658,882
Walt Disney Co.	157,756	19,563,322
Warner Bros Discovery, Inc. (b)	984,749	11,285,224
		42,507,428
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	264,079	7,996,312
Becton Dickinson & Co.	95,127	16,385,626
GE HealthCare Technologies, Inc.	165,327	12,245,771
Medtronic PLC	216,973	18,913,536
		55,541,245
Health Care Providers & Services — 5.9%
CVS Health Corp.	656,324	45,273,229
Elevance Health, Inc.	76,452	29,736,770
Henry Schein, Inc. (a) (b)	198,299	14,485,742
Humana, Inc.	39,733	9,713,924
UnitedHealth Group, Inc.	37,979	11,848,309
		111,057,974
Hotels, Restaurants & Leisure — 4.2%
Domino's Pizza, Inc. (a)	37,067	16,702,390
Las Vegas Sands Corp. (a)	455,281	19,809,276
Restaurant Brands International, Inc. (a)	309,598	20,536,800
Starbucks Corp.	251,706	23,063,821
		80,112,287
Household Products — 3.9%
Clorox Co.	120,122	14,423,049
Kimberly-Clark Corp.	217,170	27,997,556
Reckitt Benckiser Group PLC	462,516	31,463,560
		73,884,165
Insurance — 2.1%
Allstate Corp.	67,864	13,661,702
American International Group, Inc. (a)	314,111	26,884,760
		40,546,462
Interactive Media & Services — 4.1%
Alphabet, Inc. - Class A	222,349	39,184,564
Meta Platforms, Inc. - Class A	52,760	38,941,629
		78,126,193
IT Services — 2.3%
Cognizant Technology Solutions Corp. - Class A	409,362	31,942,517
See accompanying notes to financial statements.
BHFTI-227

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
DXC Technology Co. (b)	800,194	$12,234,966
		44,177,483
Life Sciences Tools & Services — 0.9%
ICON PLC (b)	59,594	8,667,947
IQVIA Holdings, Inc. (b)	58,549	9,226,737
		17,894,684
Machinery — 2.7%
Caterpillar, Inc.	60,983	23,674,210
Westinghouse Air Brake Technologies Corp.	135,487	28,364,204
		52,038,414
Media — 2.0%
Charter Communications, Inc. - Class A (b)	49,606	20,279,429
Comcast Corp. - Class A	467,351	16,679,757
		36,959,186
Multi-Utilities — 2.8%
Dominion Energy, Inc. (a)	410,798	23,218,303
Sempra (a)	397,289	30,102,588
		53,320,891
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	202,131	28,943,138
ConocoPhillips	251,354	22,556,508
EQT Corp.	187,706	10,947,014
Exxon Mobil Corp.	153,140	16,508,492
Hess Corp.	94,257	13,058,365
Suncor Energy, Inc.	662,196	24,799,240
		116,812,757
Pharmaceuticals — 5.8%
AstraZeneca PLC	175,834	24,521,422
Bristol-Myers Squibb Co.	288,381	13,349,157
Johnson & Johnson	156,568	23,915,762
Merck & Co., Inc.	264,670	20,951,277
Sanofi SA (ADR) (a)	553,468	26,738,039
		109,475,657
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	620,412	13,897,229
NXP Semiconductors NV	147,868	32,307,679
QUALCOMM, Inc.	89,975	14,329,419
		60,534,327
Software — 3.1%
Microsoft Corp.	117,506	58,448,659
Specialized REITs — 0.8%
SBA Communications Corp.	65,228	15,318,144
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. - Class B (a)	225,161	15,995,437
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.9%
Philip Morris International, Inc.	195,425	$35,592,755
Total Common Stocks (Cost $1,367,661,882)		1,817,708,975

Short-Term Investments—3.5%
Repurchase Agreement—3.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $65,917,393; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $67,229,832	65,911,443	65,911,443
Total Short-Term Investments (Cost $65,911,443)		65,911,443

Securities Lending Reinvestments (c)—5.4%
Short-Term Investment Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (d)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (d)	2,000,000	2,000,000
		17,000,000

Certificate of Deposit—0.1%
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (e)	1,000,000	1,000,170
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $3,000,368; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $2,000,248; collateralized by various Common Stock with an aggregate market value of $2,226,148	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $10,001,214; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $10,200,000	10,000,000	10,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
See accompanying notes to financial statements.
BHFTI-228

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,660,607; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $5,773,118	5,659,918	$5,659,918
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $10,001,225; collateralized by various Common Stock with an aggregate market value of $11,000,000	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $8,001,009; collateralized by various Common Stock with an aggregate market value of $8,920,840	8,000,000	8,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $12,001,480; collateralized by various Common Stock with an aggregate market value of $13,351,426	12,000,000	12,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $10,001,231; collateralized by various Common Stock with an aggregate market value of $11,001,354	10,000,000	10,000,000
		73,659,918
Time Deposits—0.5%
Banco Santander SA
4.320%, 07/01/25	4,000,000	4,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	4,000,000	$4,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $101,659,918)		101,660,088
Total Investments—104.8% (Cost $1,535,233,243)		1,985,280,506
Other assets and liabilities (net)—(4.8)%		(90,355,583)
Net Assets—100.0%		$1,894,924,923

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $171,396,771 and the collateral received consisted of cash in the amount of $101,659,918 and non-cash collateral with a value of $73,792,933. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$209,828,514	$0	$361,470,076
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(101,659,918)	$—	$—	$—	$(101,659,918)
Gross amount of recognized liabilities for securities lending transactions					$(101,659,918)
See accompanying notes to financial statements.
BHFTI-229

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	4,663,420	DBAG	07/09/25	USD	3,432,217	$(6,415)
CAD	630,328	GSI	07/09/25	USD	462,330	716
CAD	1,145,430	RBC	07/09/25	USD	835,438	6,008
EUR	725,426	RBC	07/09/25	USD	836,340	18,569
GBP	452,390	DBAG	07/09/25	USD	616,536	4,456
GBP	446,158	GSI	07/09/25	USD	611,691	747

Contracts to Deliver
CAD	32,503,265	DBAG	07/09/25	USD	23,758,669	(118,599)
CAD	731,263	DBAG	07/09/25	USD	534,410	(2,784)
CAD	4,140,472	RBC	07/09/25	USD	3,050,235	8,598
EUR	29,750,233	DBAG	07/09/25	USD	34,129,699	(930,732)
GBP	474,253	GSI	07/09/25	USD	643,157	(7,846)
GBP	20,817,617	RBC	07/09/25	USD	28,211,077	(365,114)
Net Unrealized Depreciation						$(1,392,396)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$39,094	Unrealized depreciation on forward foreign currency exchange contracts	$1,431,490
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$4,456	$(4,456)	$—	$—
Goldman Sachs International	1,463	(1,463)	—	—
Royal Bank of Canada	33,175	(33,175)	—	—
	$39,094	$(39,094)	$—	$—
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$1,058,530	$(4,456)	$—	$1,054,074
Goldman Sachs International	7,846	(1,463)	—	6,383
See accompanying notes to financial statements.
BHFTI-230

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Royal Bank of Canada	$365,114	$(33,175)	$—	$331,939
	$1,431,490	$(39,094)	$—	$1,392,396

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$(5,014,640)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(2,702,260)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$95,009,092

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,143,444	$—	$—	$24,143,444
Air Freight & Logistics	30,059,247	—	—	30,059,247
Banks	262,380,687	—	—	262,380,687
Beverages	37,992,141	18,673,823	—	56,665,964
Biotechnology	6,869,625	—	—	6,869,625
Broadline Retail	23,826,306	—	—	23,826,306
Building Products	37,092,054	—	—	37,092,054
Capital Markets	50,750,445	—	—	50,750,445
Chemicals	25,442,241	—	—	25,442,241
Communications Equipment	65,339,579	—	—	65,339,579
Consumer Finance	7,711,273	—	—	7,711,273
Consumer Staples Distribution & Retail	33,779,661	—	—	33,779,661
Containers & Packaging	14,614,800	—	—	14,614,800
Electric Utilities	6,650,642	—	—	6,650,642
Electrical Equipment	63,383,595	—	—	63,383,595
Energy Equipment & Services	—	10,655,264	—	10,655,264
Entertainment	30,848,546	11,658,882	—	42,507,428
Health Care Equipment & Supplies	55,541,245	—	—	55,541,245
Health Care Providers & Services	111,057,974	—	—	111,057,974
Hotels, Restaurants & Leisure	80,112,287	—	—	80,112,287
Household Products	42,420,605	31,463,560	—	73,884,165
Insurance	40,546,462	—	—	40,546,462
Interactive Media & Services	78,126,193	—	—	78,126,193
IT Services	44,177,483	—	—	44,177,483
Life Sciences Tools & Services	17,894,684	—	—	17,894,684
See accompanying notes to financial statements.
BHFTI-231

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Machinery	$52,038,414	$—	$—	$52,038,414
Media	36,959,186	—	—	36,959,186
Multi-Utilities	53,320,891	—	—	53,320,891
Oil, Gas & Consumable Fuels	116,812,757	—	—	116,812,757
Pharmaceuticals	84,954,235	24,521,422	—	109,475,657
Semiconductors & Semiconductor Equipment	60,534,327	—	—	60,534,327
Software	58,448,659	—	—	58,448,659
Specialized REITs	15,318,144	—	—	15,318,144
Textiles, Apparel & Luxury Goods	15,995,437	—	—	15,995,437
Tobacco	35,592,755	—	—	35,592,755
Total Common Stocks	1,720,736,024	96,972,951	—	1,817,708,975
Total Short-Term Investments*	—	65,911,443	—	65,911,443
Securities Lending Reinvestments
Short-Term Investment Funds	17,000,000	—	—	17,000,000
Certificate of Deposit	—	1,000,170	—	1,000,170
Repurchase Agreements	—	73,659,918	—	73,659,918
Time Deposits	—	10,000,000	—	10,000,000
Total Securities Lending Reinvestments	17,000,000	84,660,088	—	101,660,088
Total Investments	$1,737,736,024	$247,544,482	$—	$1,985,280,506
Collateral for Securities Loaned (Liability)	$—	$(101,659,918)	$—	$(101,659,918)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$39,094	$—	$39,094
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,431,490)	—	(1,431,490)
Total Forward Contracts	$—	$(1,392,396)	$—	$(1,392,396)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-232

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,985,280,506
Cash	298,474
Cash denominated in foreign currencies (c)	48,182
Unrealized appreciation on forward foreign currency exchange contracts	39,094
Receivable for:
Investments sold	11,828,956
Fund shares sold	360,816
Dividends and interest	2,951,347
Prepaid expenses	14,759
Total Assets	2,000,822,134
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,431,490
Collateral for securities loaned	101,659,918
Payable for:
Fund shares redeemed	1,275,762
Accrued Expenses:
Management fees	818,794
Distribution and service fees	170,152
Deferred trustees’ fees	224,101
Other expenses	316,994
Total Liabilities	105,897,211
Net Assets	$1,894,924,923
Net Assets Consist of:
Paid in surplus	$1,313,391,414
Distributable earnings (Accumulated losses)	581,533,509
Net Assets	$1,894,924,923
Net Assets
Class A	$1,047,540,893
Class B	847,384,030
Capital Shares Outstanding*
Class A	86,692,288
Class B	70,812,242
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.08
Class B	11.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,535,233,243.
(b)	Includes securities loaned at value of $171,396,771.
(c)	Identified cost of cash denominated in foreign currencies was $47,482.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$22,065,845
Interest	781,438
Securities lending income	54,226
Total investment income	22,901,509
Expenses
Management fees	5,309,983
Administration fees	45,270
Custodian and accounting fees	47,786
Distribution and service fees—Class B	1,031,426
Audit and tax services	27,078
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	37,925
Insurance	8,157
Miscellaneous	10,869
Total expenses	6,561,251
Less management fee waiver	(379,688)
Net expenses	6,181,563
Net Investment Income	16,719,946
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	134,814,497
Foreign currency transactions	38,690
Forward foreign currency transactions	(5,014,640)
Net realized gain (loss)	129,838,547
Net change in unrealized appreciation (depreciation) on:
Investments	(7,394,114)
Foreign currency transactions	11,606
Forward foreign currency transactions	(2,702,260)
Net change in unrealized appreciation (depreciation)	(10,084,768)
Net realized and unrealized gain (loss)	119,753,779
Net Increase (Decrease) in Net Assets From Operations	$136,473,725

(a)	Net of foreign withholding taxes of $455,205.
See accompanying notes to financial statements.
BHFTI-233

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,719,946	$33,263,929
Net realized gain (loss)	129,838,547	229,744,046
Net change in unrealized appreciation (depreciation)	(10,084,768)	8,272,884
Increase (decrease) in net assets from operations	136,473,725	271,280,859
From Distributions to Shareholders
Class A	(147,888,995)	(110,440,347)
Class B	(118,498,551)	(89,455,234)
Total distributions	(266,387,546)	(199,895,581)
Increase (decrease) in net assets from capital share transactions	144,056,297	(96,982,626)
Total increase (decrease) in net assets	14,142,476	(25,597,348)
Net Assets
Beginning of period	1,880,782,447	1,906,379,795
End of period	$1,894,924,923	$1,880,782,447

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	135,479	$1,769,437	952,034	$13,106,828
Reinvestments	12,501,183	147,888,995	9,000,843	110,440,347
Redemptions	(4,915,699)	(65,395,207)	(13,195,819)	(176,140,248)
Net increase (decrease)	7,720,963	$84,263,225	(3,242,942)	$(52,593,073)
Class B
Sales	1,580,190	$20,582,630	2,199,081	$28,447,414
Reinvestments	10,110,798	118,498,551	7,350,471	89,455,234
Redemptions	(6,051,096)	(79,288,109)	(12,426,028)	(162,292,201)
Net increase (decrease)	5,639,892	$59,793,072	(2,876,476)	$(44,389,553)
Increase (decrease) derived from capital shares transactions		$144,056,297		$(96,982,626)
See accompanying notes to financial statements.
BHFTI-234

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.11	$12.74	$14.09	$16.79	$12.84	$14.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.24	0.25	0.28	0.26	0.27
Net realized and unrealized gain (loss)	0.81	1.58	1.23	(0.30)	4.02	(0.55)
Total income (loss) from investment operations	0.94	1.82	1.48	(0.02)	4.28	(0.28)
Less Distributions
Distributions from net investment income	(0.29)	(0.25)	(0.32)	(0.35)	(0.33)	(0.30)
Distributions from net realized capital gains	(1.68)	(1.20)	(2.51)	(2.33)	0.00	(0.76)
Total distributions	(1.97)	(1.45)	(2.83)	(2.68)	(0.33)	(1.06)
Net Asset Value, End of Period	$12.08	$13.11	$12.74	$14.09	$16.79	$12.84
Total Return (%) (b)	7.49 (c)	15.06	12.52	0.88	33.47	(0.27)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.60	0.59	0.59	0.60
Net ratio of expenses to average net assets (%) (e) (f)	0.56 (d)	0.56	0.57	0.57	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	1.94 (d)	1.83	1.93	1.87	1.71	2.41
Portfolio turnover rate (%)	12 (c)	20	18	20	15	39
Net assets, end of period (in millions)	$1,047.5	$1,035.0	$1,047.2	$1,032.1	$1,384.6	$1,456.1

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.98	$12.63	$13.99	$16.68	$12.76	$14.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.21	0.21	0.25	0.22	0.24
Net realized and unrealized gain (loss)	0.82	1.56	1.22	(0.30)	4.00	(0.55)
Total income (loss) from investment operations	0.93	1.77	1.43	(0.05)	4.22	(0.31)
Less Distributions
Distributions from net investment income	(0.26)	(0.22)	(0.28)	(0.31)	(0.30)	(0.26)
Distributions from net realized capital gains	(1.68)	(1.20)	(2.51)	(2.33)	0.00	(0.76)
Total distributions	(1.94)	(1.42)	(2.79)	(2.64)	(0.30)	(1.02)
Net Asset Value, End of Period	$11.97	$12.98	$12.63	$13.99	$16.68	$12.76
Total Return (%) (b)	7.44 (c)	14.73	12.21	0.64	33.18	(0.51)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.85	0.85	0.84	0.84	0.85
Net ratio of expenses to average net assets (%) (e) (f)	0.81 (d)	0.81	0.82	0.82	0.81	0.82
Ratio of net investment income (loss) to average net assets (%)	1.68 (d)	1.58	1.68	1.64	1.47	2.16
Portfolio turnover rate (%)	12 (c)	20	18	20	15	39
Net assets, end of period (in millions)	$847.4	$845.8	$859.2	$862.0	$1,017.8	$935.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% the six months ended June 30, 2025 and for each of the years ended December 31, 2024 through 2020. (see Note 6 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-235

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Canada — 1.5%
Shopify, Inc. - Class A (a)	146,955	$16,951,259
China — 3.0%
JD.com, Inc. (ADR)	791,395	25,831,133
Tencent Holdings Ltd.	130,000	8,349,523
		34,180,656
Denmark — 1.1%
Novo Nordisk AS - Class B	176,088	12,287,064
France — 5.6%
Airbus SE	180,187	37,703,031
EssilorLuxottica SA	39,582	10,873,598
LVMH Moet Hennessy Louis Vuitton SE	28,577	14,987,254
		63,563,883
Germany — 5.3%
Allianz SE	21,669	8,779,635
SAP SE	169,888	51,677,840
		60,457,475
India — 6.5%
DLF Ltd.	4,858,535	47,492,095
HDFC Bank Ltd.	262,238	6,113,081
ICICI Bank Ltd. (ADR)	609,884	20,516,498
		74,121,674
Israel — 0.9%
Nice Ltd. (ADR) (a) (b)	63,547	10,733,724
Italy — 1.6%
Brunello Cucinelli SpA	93,821	11,403,513
Ferrari NV	9,317	4,568,076
Moncler SpA	37,864	2,161,876
		18,133,465
Japan — 3.2%
Capcom Co. Ltd.	320,000	10,924,758
Hoya Corp.	41,800	4,962,283
Keyence Corp.	41,300	16,583,546
TDK Corp.	306,300	3,582,547
		36,053,134
Netherlands — 2.5%
Adyen NV (a)	9,185	16,864,681
ASML Holding NV	3,575	2,862,314
BE Semiconductor Industries NV	34,788	5,207,668
Universal Music Group NV	101,688	3,299,891
		28,234,554
Spain — 1.5%
Amadeus IT Group SA	197,788	16,732,521
Sweden — 1.6%
Assa Abloy AB - Class B	234,926	7,346,085
Security Description	Shares	Value
Sweden — (Continued)
Atlas Copco AB - A Shares	690,742	$11,189,659
		18,535,744
Switzerland — 1.3%
Lonza Group AG	21,337	15,245,419
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	299,000	10,795,695
United States — 63.5%
Alphabet, Inc. - Class A	546,437	96,298,592
Amazon.com, Inc. (a)	89,105	19,548,746
Analog Devices, Inc.	154,963	36,884,293
ARM Holdings PLC (ADR) (a) (b)	47,700	7,714,998
Boston Scientific Corp. (a)	114,435	12,291,463
Broadcom, Inc.	95,952	26,449,169
Ecolab, Inc.	24,989	6,733,036
Eli Lilly & Co.	41,150	32,077,659
Equifax, Inc.	55,232	14,325,524
IDEXX Laboratories, Inc. (a)	8,746	4,690,830
Intuit, Inc.	50,731	39,957,258
Intuitive Surgical, Inc. (a)	31,710	17,231,531
IQVIA Holdings, Inc. (a)	30,195	4,758,430
Lam Research Corp.	88,527	8,617,218
Linde PLC	7,694	3,609,871
Marriott International, Inc. - Class A (b)	41,067	11,219,915
Marvell Technology, Inc.	408,642	31,628,891
Mastercard, Inc. - Class A	14,980	8,417,861
Meta Platforms, Inc. - Class A	141,435	104,391,759
Microsoft Corp.	69,599	34,619,239
Netflix, Inc. (a)	18,970	25,403,296
NVIDIA Corp.	309,784	48,942,774
Phathom Pharmaceuticals, Inc. (a) (b)	241,322	2,314,278
S&P Global, Inc.	89,177	47,022,140
ServiceNow, Inc. (a)	5,365	5,515,649
Spotify Technology SA (a)	15,561	11,940,578
Stryker Corp.	7,471	2,955,752
Synopsys, Inc. (a)	11,360	5,824,045
Thermo Fisher Scientific, Inc.	7,786	3,156,912
TJX Cos., Inc.	54,138	6,685,502
Visa, Inc. - Class A (b)	102,618	36,434,521
Zoetis, Inc.	18,098	2,822,383
		720,484,113
Total Common Stocks (Cost $593,825,120)		1,136,510,380
See accompanying notes to financial statements.
BHFTI-236

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—0.5%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $5,064,857; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $5,165,719	5,064,400	$5,064,400
Total Short-Term Investments (Cost $5,064,400)		5,064,400

Securities Lending Reinvestments (c)—0.4%
Short-Term Investment Funds — 0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (d)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (d)	500,000	500,000
		1,800,000

Repurchase Agreements — 0.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $500,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $510,000	500,000	500,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $750,091; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $765,093	750,000	750,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $459,664; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $468,801	459,608	459,608
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $700,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $714,000	700,000	700,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $222,524	200,000	$200,000
		2,609,608
Total Securities Lending Reinvestments (Cost $4,409,608)		4,409,608
Total Investments—101.0% (Cost $603,299,128)		1,145,984,388
Other assets and liabilities (net)—(1.0)%		(11,080,810)
Net Assets—100.0%		$1,134,903,578

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $28,624,831 and the collateral received consisted of cash in the amount of
$4,409,608 and non-cash collateral with a value of $24,698,628. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Interactive Media & Services	18.4
Semiconductors & Semiconductor Equipment	15.8
Software	13.1
Financial Services	5.4
Health Care Equipment & Supplies	4.7
Entertainment	4.5
Pharmaceuticals	4.4
Real Estate Management & Development	4.2
Capital Markets	4.1
Broadline Retail	4.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$105,496,042	$0	$175,185,725
See accompanying notes to financial statements.
BHFTI-237

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,409,608)	$—	$—	$—	$(4,409,608)
Gross amount of recognized liabilities for securities lending transactions					$(4,409,608)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$16,951,259	$—	$—	$16,951,259
China	25,831,133	8,349,523	—	34,180,656
Denmark	—	12,287,064	—	12,287,064
France	—	63,563,883	—	63,563,883
Germany	—	60,457,475	—	60,457,475
India	20,516,498	53,605,176	—	74,121,674
Israel	10,733,724	—	—	10,733,724
Italy	—	18,133,465	—	18,133,465
Japan	—	36,053,134	—	36,053,134
Netherlands	—	28,234,554	—	28,234,554
Spain	—	16,732,521	—	16,732,521
Sweden	—	18,535,744	—	18,535,744
Switzerland	—	15,245,419	—	15,245,419
Taiwan	—	10,795,695	—	10,795,695
United States	720,484,113	—	—	720,484,113
Total Common Stocks	794,516,727	341,993,653	—	1,136,510,380
Total Short-Term Investments*	—	5,064,400	—	5,064,400
Securities Lending Reinvestments
Short-Term Investment Funds	1,800,000	—	—	1,800,000
Repurchase Agreements	—	2,609,608	—	2,609,608
Total Securities Lending Reinvestments	1,800,000	2,609,608	—	4,409,608
Total Investments	$796,316,727	$349,667,661	$—	$1,145,984,388
Collateral for Securities Loaned (Liability)	$—	$(4,409,608)	$—	$(4,409,608)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-238

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,145,984,388
Cash denominated in foreign currencies (c)	780,597
Receivable for:
Fund shares sold	28,467
Dividends and interest	537,515
Prepaid expenses	8,737
Total Assets	1,147,339,704
Liabilities
Collateral for securities loaned	4,409,608
Payable for:
Fund shares redeemed	1,469,242
Foreign taxes	5,457,520
Accrued Expenses:
Management fees	477,123
Distribution and service fees	61,441
Deferred trustees’ fees	239,038
Other expenses	322,154
Total Liabilities	12,436,126
Net Assets	$1,134,903,578
Net Assets Consist of:
Paid in surplus	$507,403,951
Distributable earnings (Accumulated losses) (d)	627,499,627
Net Assets	$1,134,903,578
Net Assets
Class A	$822,629,977
Class B	299,198,753
Class E	13,074,848
Capital Shares Outstanding*
Class A	35,152,229
Class B	12,997,480
Class E	563,667
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$23.40
Class B	23.02
Class E	23.20

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $603,299,128.
(b)	Includes securities loaned at value of $28,624,831.
(c)	Identified cost of cash denominated in foreign currencies was $779,406.
(d)	Includes foreign capital gains tax of $5,400,388.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$5,584,973
Interest	90,030
Securities lending income	62,725
Total investment income	5,737,728
Expenses
Management fees	3,572,211
Administration fees	30,602
Custodian and accounting fees	72,590
Distribution and service fees—Class B	355,312
Distribution and service fees—Class E	9,506
Audit and tax services	29,412
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	42,349
Insurance	4,890
Miscellaneous	18,723
Total expenses	4,178,352
Less management fee waiver	(745,437)
Net expenses	3,432,915
Net Investment Income	2,304,813
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	88,259,255
Foreign currency transactions	87,537
Net realized gain (loss)	88,346,792
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(3,180,281)
Foreign currency transactions	44,926
Net change in unrealized appreciation (depreciation)	(3,135,355)
Net realized and unrealized gain (loss)	85,211,437
Net Increase (Decrease) in Net Assets From Operations	$87,516,250

(a)	Net of foreign withholding taxes of $490,318.
(b)	Net of foreign capital gains tax of $472,540.
(c)	Includes change in foreign capital gains tax of $265,545.
See accompanying notes to financial statements.
BHFTI-239

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,304,813	$2,442,496
Net realized gain (loss)	88,346,792	167,606,991
Net change in unrealized appreciation (depreciation)	(3,135,355)	7,437,799
Increase (decrease) in net assets from operations	87,516,250	177,487,286
From Distributions to Shareholders
Class A	(122,843,459)	(74,930,530)
Class B	(45,244,534)	(26,837,158)
Class E	(1,963,440)	(1,235,318)
Total distributions	(170,051,433)	(103,003,006)
Increase (decrease) in net assets from capital share transactions	97,861,451	(93,691,324)
Total increase (decrease) in net assets	15,326,268	(19,207,044)
Net Assets
Beginning of period	1,119,577,310	1,138,784,354
End of period	$1,134,903,578	$1,119,577,310

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	234,856	$5,891,545	368,753	$9,381,271
Reinvestments	5,359,662	122,843,459	2,981,716	74,930,530
Redemptions	(2,173,589)	(55,032,378)	(6,232,275)	(159,081,372)
Net increase (decrease)	3,420,929	$73,702,626	(2,881,806)	$(74,769,571)
Class B
Sales	290,861	$7,090,184	576,122	$14,403,289
Reinvestments	2,006,409	45,244,534	1,081,707	26,837,158
Redemptions	(1,170,491)	(28,960,536)	(2,349,025)	(59,272,653)
Net increase (decrease)	1,126,779	$23,374,182	(691,196)	$(18,032,206)
Class E
Sales	20,091	$504,051	19,350	$488,078
Reinvestments	86,419	1,963,440	49,532	1,235,318
Redemptions	(67,889)	(1,682,848)	(103,600)	(2,612,943)
Net increase (decrease)	38,621	$784,643	(34,718)	$(889,547)
Increase (decrease) derived from capital shares transactions		$97,861,451		$(93,691,324)
See accompanying notes to financial statements.
BHFTI-240

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.47	$23.94	$18.84	$32.65	$29.42	$23.28
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.07	0.07	0.09	(0.00) (b)	0.04
Net realized and unrealized gain (loss)	1.96	3.83	6.39	(10.41)	4.57	6.37
Total income (loss) from investment operations	2.02	3.90	6.46	(10.32)	4.57	6.41
Less Distributions
Distributions from net investment income	(0.04)	(0.07)	(0.08)	0.00	(0.04)	(0.21)
Distributions from net realized capital gains	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(4.09)	(2.37)	(1.36)	(3.49)	(1.34)	(0.27)
Net Asset Value, End of Period	$23.40	$25.47	$23.94	$18.84	$32.65	$29.42
Total Return (%) (c)	8.25 (d)	16.42	34.99	(31.70)	15.76	27.92
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71 (e)	0.71	0.71	0.71	0.70	0.70
Net ratio of expenses to average net assets (%) (f) (g)	0.57 (e)	0.57	0.57	0.57	0.56	0.58
Ratio of net investment income (loss) to average net assets (%)	0.50 (e)	0.28	0.33	0.38	(0.00) (h)	0.18
Portfolio turnover rate (%)	10 (d)	10	6	19	7	9
Net assets, end of period (in millions)	$822.6	$808.2	$828.6	$730.5	$1,079.7	$1,071.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.11	$23.63	$18.62	$32.39	$29.23	$23.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03	0.01	0.02	0.03	(0.08)	(0.02)
Net realized and unrealized gain (loss)	1.93	3.78	6.30	(10.31)	4.54	6.33
Total income (loss) from investment operations	1.96	3.79	6.32	(10.28)	4.46	6.31
Less Distributions
Distributions from net investment income	0.00	(0.01)	(0.03)	0.00	0.00	(0.15)
Distributions from net realized capital gains	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(4.05)	(2.31)	(1.31)	(3.49)	(1.30)	(0.21)
Net Asset Value, End of Period	$23.02	$25.11	$23.63	$18.62	$32.39	$29.23
Total Return (%) (c)	8.13 (d)	16.15	34.58	(31.84)	15.47	27.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (e)	0.96	0.96	0.96	0.95	0.95
Net ratio of expenses to average net assets (%) (f) (g)	0.82 (e)	0.82	0.82	0.82	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	0.25 (e)	0.03	0.08	0.14	(0.25)	(0.07)
Portfolio turnover rate (%)	10 (d)	10	6	19	7	9
Net assets, end of period (in millions)	$299.2	$298.1	$296.9	$256.4	$388.5	$392.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-241

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.26	$23.76	$18.71	$32.50	$29.29	$23.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04	0.03	0.04	0.05	(0.05)	0.01
Net realized and unrealized gain (loss)	1.95	3.81	6.33	(10.35)	4.56	6.34
Total income (loss) from investment operations	1.99	3.84	6.37	(10.30)	4.51	6.35
Less Distributions
Distributions from net investment income	0.00	(0.04)	(0.04)	0.00	0.00	(0.18)
Distributions from net realized capital gains	(4.05)	(2.30)	(1.28)	(3.49)	(1.30)	(0.06)
Total distributions	(4.05)	(2.34)	(1.32)	(3.49)	(1.30)	(0.24)
Net Asset Value, End of Period	$23.20	$25.26	$23.76	$18.71	$32.50	$29.29
Total Return (%) (c)	8.20 (d)	16.26	34.73	(31.79)	15.61	27.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (e)	0.86	0.86	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (f) (g)	0.72 (e)	0.72	0.72	0.72	0.71	0.73
Ratio of net investment income (loss) to average net assets (%)	0.35 (e)	0.13	0.18	0.23	(0.15)	0.03
Portfolio turnover rate (%)	10 (d)	10	6	19	7	9
Net assets, end of period (in millions)	$13.1	$13.3	$13.3	$12.5	$22.2	$22.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTI-242

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.0%
BWX Technologies, Inc.	51,706	$7,448,766
Kratos Defense & Security Solutions, Inc. (a)	215,544	10,012,019
Loar Holdings, Inc. (a)	34,419	2,965,885
Rocket Lab Corp. (a) (b)	126,331	4,518,860
		24,945,530
Banks — 1.7%
Bancorp, Inc. (a) (b)	150,472	8,572,390
Western Alliance Bancorp	70,090	5,465,618
		14,038,008
Biotechnology — 6.5%
ADMA Biologics, Inc. (a)	460,343	8,382,847
Ascendis Pharma AS (ADR) (a)	45,747	7,895,932
Bridgebio Pharma, Inc. (a)	98,075	4,234,878
CareDx, Inc. (a)	181,285	3,542,309
Halozyme Therapeutics, Inc. (a)	105,488	5,487,486
Insmed, Inc. (a)	112,193	11,291,104
Madrigal Pharmaceuticals, Inc. (a)	22,731	6,879,310
Vericel Corp. (a) (b)	152,808	6,501,980
		54,215,846
Broadline Retail — 1.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	89,152	11,748,451
Building Products — 1.6%
Armstrong World Industries, Inc.	40,823	6,631,288
Zurn Elkay Water Solutions Corp. (b)	192,980	7,057,279
		13,688,567
Capital Markets — 4.1%
Evercore, Inc. - Class A	35,466	9,576,529
Hamilton Lane, Inc. - Class A	38,074	5,411,077
Piper Sandler Cos.	39,436	10,960,842
StepStone Group, Inc. - Class A	157,238	8,726,709
		34,675,157
Chemicals — 0.7%
Element Solutions, Inc.	269,096	6,095,024
Commercial Services & Supplies — 2.3%
Casella Waste Systems, Inc. - Class A (a) (b)	62,418	7,201,789
Clean Harbors, Inc. (a)	52,413	12,116,837
		19,318,626
Construction & Engineering — 4.5%
API Group Corp. (a)	168,395	8,596,565
Construction Partners, Inc. - Class A (a) (b)	76,777	8,159,860
Everus Construction Group, Inc. (a)	124,095	7,883,755
Limbach Holdings, Inc. (a)	45,450	6,367,545
Sterling Infrastructure, Inc. (a)	27,573	6,361,918
		37,369,643
Consumer Finance — 1.1%
Upstart Holdings, Inc. (a) (b)	140,211	9,068,847
Security Description	Shares	Value
Consumer Staples Distribution & Retail — 0.9%
Maplebear, Inc. (a)	168,833	$7,638,005
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. (a)	44,375	5,484,306
Stride, Inc. (a) (b)	51,899	7,535,216
		13,019,522
Electrical Equipment — 2.3%
Hammond Power Solutions, Inc. (b)	54,036	4,977,225
nVent Electric PLC	110,418	8,088,119
Regal Rexnord Corp. (b)	43,638	6,325,764
		19,391,108
Electronic Equipment, Instruments & Components — 6.4%
Fabrinet (a) (b)	31,352	9,238,807
Itron, Inc. (a)	68,820	9,058,777
Mirion Technologies, Inc. (a)	337,160	7,259,055
OSI Systems, Inc. (a)	18,259	4,105,719
PAR Technology Corp. (a) (b)	131,015	9,088,511
Sanmina Corp. (a)	89,456	8,751,480
TTM Technologies, Inc. (a)	156,620	6,393,228
		53,895,577
Energy Equipment & Services — 0.9%
TechnipFMC PLC	211,817	7,294,977
Financial Services — 2.3%
Payoneer Global, Inc. (a)	588,640	4,032,184
PennyMac Financial Services, Inc.	83,550	8,324,922
Shift4 Payments, Inc. - Class A (a) (b)	69,533	6,891,416
		19,248,522
Food Products — 0.7%
Post Holdings, Inc. (a)	52,383	5,711,318
Ground Transportation — 0.7%
Knight-Swift Transportation Holdings, Inc.	129,108	5,710,447
Health Care Equipment & Supplies — 4.9%
Glaukos Corp. (a)	39,021	4,030,479
Integer Holdings Corp. (a)	66,166	8,136,433
Lantheus Holdings, Inc. (a)	91,705	7,506,971
Merit Medical Systems, Inc. (a)	85,439	7,986,838
TransMedics Group, Inc. (a) (b)	62,064	8,317,197
UFP Technologies, Inc. (a) (b)	22,589	5,515,330
		41,493,248
Health Care Providers & Services — 4.9%
Alignment Healthcare, Inc. (a)	214,168	2,998,351
BrightSpring Health Services, Inc. (a)	281,049	6,629,946
Encompass Health Corp.	109,490	13,426,759
Guardant Health, Inc. (a)	176,775	9,199,371
HealthEquity, Inc. (a)	82,208	8,612,110
		40,866,537
See accompanying notes to financial statements.
BHFTI-243

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 5.1%
Genius Sports Ltd. (a)	540,210	$5,618,184
Planet Fitness, Inc. - Class A (a)	70,849	7,726,083
Shake Shack, Inc. - Class A (a)	79,031	11,111,759
Texas Roadhouse, Inc.	32,089	6,013,799
Travel & Leisure Co.	85,610	4,418,332
Wingstop, Inc.	8,262	2,782,146
Wyndham Hotels & Resorts, Inc.	59,676	4,846,288
		42,516,591
Household Durables — 0.5%
Cavco Industries, Inc. (a)	9,660	4,196,594
Independent Power and Renewable Electricity Producers — 1.2%
Talen Energy Corp. (a)	33,788	9,824,537
Industrial REITs — 1.3%
EastGroup Properties, Inc.	28,136	4,702,088
Terreno Realty Corp.	103,854	5,823,094
		10,525,182
Insurance — 1.9%
Palomar Holdings, Inc. (a)	36,251	5,591,717
Root, Inc. - Class A (a)	38,826	4,968,563
Skyward Specialty Insurance Group, Inc. (a)	98,357	5,684,051
		16,244,331
Interactive Media & Services — 0.7%
Cargurus, Inc. (a)	177,216	5,931,420
Life Sciences Tools & Services — 1.5%
BioLife Solutions, Inc. (a) (b)	314,251	6,768,966
Repligen Corp. (a)	45,983	5,719,366
		12,488,332
Machinery — 7.4%
Atmus Filtration Technologies, Inc.	162,799	5,929,140
Enpro, Inc.	37,126	7,111,485
Esab Corp.	65,373	7,880,715
ESCO Technologies, Inc.	36,873	7,074,823
Federal Signal Corp. (b)	99,209	10,557,822
Mueller Industries, Inc.	78,106	6,207,084
RBC Bearings, Inc. (a)	29,679	11,420,479
SPX Technologies, Inc. (a)	33,183	5,564,125
		61,745,673
Metals & Mining — 2.0%
Carpenter Technology Corp.	53,298	14,730,501
MP Materials Corp. (a) (b)	70,264	2,337,684
		17,068,185
Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp. (a)	140,769	5,670,175
Range Resources Corp.	138,233	5,621,936
		11,292,111
Security Description	Shares	Value
Personal Care Products — 0.8%
BellRing Brands, Inc. (a)	110,868	$6,422,583
Pharmaceuticals — 1.3%
Prestige Consumer Healthcare, Inc. (a)	136,174	10,873,494
Professional Services — 1.7%
CBIZ, Inc. (a) (b)	93,334	6,692,981
ExlService Holdings, Inc. (a)	169,103	7,405,021
		14,098,002
Semiconductors & Semiconductor Equipment — 4.4%
Impinj, Inc. (a) (b)	73,452	8,158,313
Lattice Semiconductor Corp. (a)	132,111	6,472,118
MACOM Technology Solutions Holdings, Inc. (a)	87,554	12,545,613
SiTime Corp. (a)	46,115	9,826,184
		37,002,228
Software — 10.4%
Agilysys, Inc. (a)	81,360	9,327,110
AvePoint, Inc. (a)	425,139	8,209,434
Box, Inc. - Class A (a) (b)	105,042	3,589,285
Cellebrite DI Ltd. (a)	319,388	5,110,208
Clearwater Analytics Holdings, Inc. - Class A (a)	276,850	6,071,321
Commvault Systems, Inc. (a)	55,200	9,623,016
CyberArk Software Ltd. (a)	30,012	12,211,283
Descartes Systems Group, Inc. (a)	61,710	6,272,513
Intapp, Inc. (a)	88,309	4,558,511
Q2 Holdings, Inc. (a)	126,672	11,855,232
ServiceTitan, Inc. - Class A (a)	59,495	6,376,674
Vertex, Inc. - Class A (a)	120,195	4,247,090
		87,451,677
Specialty Retail — 2.3%
Boot Barn Holdings, Inc. (a)	66,386	10,090,672
Floor & Decor Holdings, Inc. - Class A (a)	77,734	5,904,675
Murphy USA, Inc.	9,074	3,691,303
		19,686,650
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	85,458	5,637,664
Steven Madden Ltd. (b)	147,725	3,542,446
		9,180,110
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	34,260	7,963,737
FTAI Aviation Ltd. (b)	46,479	5,346,944
		13,310,681
Total Common Stocks (Cost $698,151,757)		829,291,341

Securities Lending Reinvestments (c)—5.4%
Short-Term Investment Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-244

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (d)	1,000,000	$1,000,000
		2,000,000

Repurchase Agreements—4.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $3,000,372; collateralized by various Common Stock with an aggregate market value of $3,339,222	3,000,000	3,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $6,000,728; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $6,120,000	6,000,000	6,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,883,566; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,940,881	2,883,216	2,883,216
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $4,000,490; collateralized by various Common Stock with an aggregate market value of $4,400,000	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $1,000,887; collateralized by various Common Stock with an aggregate market value of $1,115,123	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $4,500,555; collateralized by various Common Stock with an aggregate market value of $5,006,785	4,500,000	$4,500,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $5,500,677; collateralized by various Common Stock with an aggregate market value of $6,050,745	5,500,000	5,500,000
		39,883,216
Time Deposits—0.4%
Banco Santander SA
4.320%, 07/01/25	1,000,000	1,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	1,000,000	1,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (e)	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $44,883,216)		44,883,216
Total Investments—104.3% (Cost $743,034,973)		874,174,557
Other assets and liabilities (net)—(4.3)%		(35,760,466)
Net Assets—100.0%		$838,414,091

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $54,936,637 and the collateral received consisted of cash in the amount of
$44,883,216 and non-cash collateral with a value of $20,950,233. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-245

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$421,150,618	$0	$409,541,166
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(44,883,216)	$—	$—	$—	$(44,883,216)
Gross amount of recognized liabilities for securities lending transactions					$(44,883,216)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$829,291,341	$—	$—	$829,291,341
Securities Lending Reinvestments
Short-Term Investment Funds	2,000,000	—	—	2,000,000
Repurchase Agreements	—	39,883,216	—	39,883,216
Time Deposits	—	3,000,000	—	3,000,000
Total Securities Lending Reinvestments	2,000,000	42,883,216	—	44,883,216
Total Investments	$831,291,341	$42,883,216	$—	$874,174,557
Collateral for Securities Loaned (Liability)	$—	$(44,883,216)	$—	$(44,883,216)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-246

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$874,174,557
Cash denominated in foreign currencies (c)	9,502
Receivable for:
Investments sold	15,384,276
Fund shares sold	88,290
Dividends	147,933
Prepaid expenses	6,335
Total Assets	889,810,893
Liabilities
Due to custodian	3,747,414
Collateral for securities loaned	44,883,216
Payable for:
Investments purchased	1,293,090
Fund shares redeemed	450,685
Accrued Expenses:
Management fees	516,811
Distribution and service fees	83,763
Deferred trustees’ fees	223,633
Other expenses	198,190
Total Liabilities	51,396,802
Net Assets	$838,414,091
Net Assets Consist of:
Paid in surplus	$683,869,123
Distributable earnings (Accumulated losses)	154,544,968
Net Assets	$838,414,091
Net Assets
Class A	$415,366,512
Class B	411,000,734
Class E	12,046,845
Capital Shares Outstanding*
Class A	44,745,001
Class B	56,135,113
Class E	1,444,213
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.28
Class B	7.32
Class E	8.34

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $743,034,973.
(b)	Includes securities loaned at value of $54,936,637.
(c)	Identified cost of cash denominated in foreign currencies was $9,479.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$1,662,241
Interest	301,287
Securities lending income	75,371
Total investment income	2,038,899
Expenses
Management fees	3,416,828
Administration fees	25,354
Custodian and accounting fees	27,541
Distribution and service fees—Class B	490,730
Distribution and service fees—Class E	9,123
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	31,832
Insurance	3,704
Miscellaneous	8,311
Total expenses	4,081,227
Less management fee waiver	(365,147)
Less broker commission recapture	(36,277)
Net expenses	3,679,803
Net Investment Loss	(1,640,904)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	37,988,468
Foreign currency transactions	5,793
Net realized gain (loss)	37,994,261
Net change in unrealized appreciation (depreciation) on:
Investments	(58,652,102)
Foreign currency transactions	8
Net change in unrealized appreciation (depreciation)	(58,652,094)
Net realized and unrealized gain (loss)	(20,657,833)
Net Increase (Decrease) in Net Assets From Operations	$(22,298,737)

(a)	Net of foreign withholding taxes of $11,366.
See accompanying notes to financial statements.
BHFTI-247

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,640,904)	$(4,085,394)
Net realized gain (loss)	37,994,261	108,403,404
Net change in unrealized appreciation (depreciation)	(58,652,094)	41,700,350
Increase (decrease) in net assets from operations	(22,298,737)	146,018,360
Increase (decrease) in net assets from capital share transactions	2,064,676	(234,165,184)
Total increase (decrease) in net assets	(20,234,061)	(88,146,824)
Net Assets
Beginning of period	858,648,152	946,794,976
End of period	$838,414,091	$858,648,152

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,784,627	$23,899,613	599,808	$5,370,013
Redemptions	(1,987,985)	(18,609,822)	(18,172,711)	(167,060,205)
Net increase (decrease)	796,642	$5,289,791	(17,572,903)	$(161,690,192)
Class B
Sales	3,146,949	$21,219,614	1,842,192	$13,035,085
Redemptions	(3,226,088)	(23,239,260)	(11,677,208)	(83,675,857)
Net increase (decrease)	(79,139)	$(2,019,646)	(9,835,016)	$(70,640,772)
Class E
Sales	106,395	$858,175	145,535	$1,203,268
Redemptions	(256,058)	(2,063,644)	(381,184)	(3,037,488)
Net increase (decrease)	(149,663)	$(1,205,469)	(235,649)	$(1,834,220)
Increase (decrease) derived from capital shares transactions		$2,064,676		$(234,165,184)
See accompanying notes to financial statements.
BHFTI-248

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.56	$8.20	$7.30	$17.05	$19.33	$13.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	(0.01)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	(0.27)	1.39	0.92	(6.10)	1.37	7.11
Total income (loss) from investment operations	(0.28)	1.36	0.90	(6.11)	1.29	7.05
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	0.00	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(3.64)	(3.57)	(0.84)
Net Asset Value, End of Period	$9.28	$9.56	$8.20	$7.30	$17.05	$19.33
Total Return (%) (c)	(2.93) (d)	16.59	12.33	(35.04)	7.12	57.24
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (e)	0.90	0.89	0.89	0.88	0.89
Net ratio of expenses to average net assets (%) (f) (g)	0.81 (e)	0.81	0.81	0.80	0.78	0.80
Ratio of net investment income (loss) to average net assets (%)	(0.29) (e)	(0.33)	(0.21)	(0.11)	(0.44)	(0.41)
Portfolio turnover rate (%)	52 (d)	56	63	54	36	50
Net assets, end of period (in millions)	$415.4	$420.3	$504.5	$482.4	$655.2	$727.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.55	$6.49	$5.79	$14.76	$17.22	$11.80
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.03)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	(0.21)	1.10	0.73	(5.30)	1.22	6.33
Total income (loss) from investment operations	(0.23)	1.06	0.70	(5.33)	1.11	6.25
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(3.64)	(3.57)	(0.83)
Net Asset Value, End of Period	$7.32	$7.55	$6.49	$5.79	$14.76	$17.22
Total Return (%) (c)	(3.05) (d)	16.33	12.09 (h)	(35.26) (h)	6.93	56.76
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.15 (e)	1.15	1.14	1.14	1.13	1.14
Net ratio of expenses to average net assets (%) (f) (g)	1.06 (e)	1.06	1.06	1.05	1.03	1.05
Ratio of net investment income (loss) to average net assets (%)	(0.54) (e)	(0.57)	(0.46)	(0.36)	(0.68)	(0.66)
Portfolio turnover rate (%)	52 (d)	56	63	54	36	50
Net assets, end of period (in millions)	$411.0	$424.6	$428.8	$394.4	$574.9	$576.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-249

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.60	$7.39	$6.59	$15.97	$18.34	$12.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.02)	(0.02)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	(0.24)	1.25	0.82	(5.72)	1.30	6.75
Total income (loss) from investment operations	(0.26)	1.21	0.80	(5.74)	1.20	6.68
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	(3.64)	(3.57)	(0.83)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(3.64)	(3.57)	(0.83)
Net Asset Value, End of Period	$8.34	$8.60	$7.39	$6.59	$15.97	$18.34
Total Return (%) (c)	(3.02) (d)	16.37	12.14	(35.11)	7.01	57.08
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (e)	1.05	1.04	1.04	1.03	1.04
Net ratio of expenses to average net assets (%) (f) (g)	0.96 (e)	0.96	0.96	0.95	0.93	0.95
Ratio of net investment income (loss) to average net assets (%)	(0.44) (e)	(0.47)	(0.36)	(0.27)	(0.58)	(0.56)
Portfolio turnover rate (%)	52 (d)	56	63	54	36	50
Net assets, end of period (in millions)	$12.0	$13.7	$13.5	$13.0	$22.7	$21.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Financial Statements).

(h)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-250

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—29.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp. REMICS
1.952%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,135,218	$101,589
1.982%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	557,732	48,357
3.000%, 02/15/26	23,504	23,370
4.868%, SOFR30A + 0.564%, 08/15/42 (b)	1,420,391	1,401,769
5.000%, 08/15/35	459,436	471,300
5.098%, SOFR30A + 0.794%, 11/15/37 (b)	213,440	213,346
5.768%, SOFR30A + 1.464%, 03/15/38 (b)	600,000	621,212
6.000%, 07/15/35	1,159,992	1,234,722
6.000%, 03/15/36	920,239	975,132
6.500%, 05/15/28	33,726	34,110
6.500%, 03/15/37	213,916	229,847
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,845,971	2,391,388
3.250%, 11/25/61	2,118,908	1,822,607
3.500%, 05/25/57	2,848,923	2,614,424
3.500%, 06/25/57	2,666,222	2,441,186
3.500%, 07/25/58	2,561,050	2,287,750
3.500%, 10/25/58	1,347,586	1,098,920
3.500%, 05/25/64	3,247,603	2,810,374
4.000%, 11/25/57	2,084,601	1,955,635
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	291,929	223,523
3.000%, 01/15/43	903,651	828,547
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	226,581	236,498
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,890,000	3,784,431
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	494,916	372,050
Zero Coupon, 10/25/43 (c)	286,770	208,931
Zero Coupon, 12/25/43 (c)	520,497	380,341
2.110%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,329,853	164,068
3.500%, 02/25/43	1,087,476	1,032,780
3.500%, 11/25/57	1,852,857	1,787,993
4.920%, SOFR30A + 0.614%, 10/25/42 (b)	172,133	170,165
5.000%, 03/25/40	1,455,314	1,489,994
5.020%, SOFR30A + 0.714%, 10/25/43 (b)	653,889	648,700
5.020%, SOFR30A + 0.714%, 12/25/43 (b)	620,816	621,504
5.320%, SOFR30A + 1.014%, 03/25/38 (b)	72,581	73,015
5.420%, SOFR30A + 1.114%, 08/25/32 (b)	159,924	161,446
5.500%, 12/25/35	390,214	405,341
6.000%, 01/25/36	775,400	795,392
6.500%, 07/18/28	16,521	16,697
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,602	17,533
1.650%, 04/20/63	49,986	47,967
4.414%, 04/20/43 (b)	814,495	784,760
4.746%, 1M TSFR + 0.414%, 08/20/60 (b)	44	43
4.746%, 1M TSFR + 0.414%, 11/20/62 (b)	145	144
4.786%, 1M TSFR + 0.454%, 12/20/62 (b)	263,029	262,914
4.839%, 1M TSFR + 0.514%, 02/20/62 (b)	19,019	18,806
4.856%, 1M TSFR + 0.524%, 03/20/63 (b)	60,392	60,436
4.866%, 1M TSFR + 0.534%, 02/20/63 (b)	349,385	349,688
4.883%, 11/20/42 (b)	2,620,655	2,680,797
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
4.916%, 1M TSFR + 0.584%, 03/20/63 (b)	261,455	$261,863
4.916%, 1M TSFR + 0.584%, 07/20/64 (b)	211,154	211,477
4.916%, 1M TSFR + 0.584%, 09/20/64 (b)	411,647	412,173
4.926%, 1M TSFR + 0.594%, 04/20/63 (b)	469,653	470,179
4.932%, 1M TSFR + 0.614%, 09/20/37 (b)	70,595	70,192
4.946%, 1M TSFR + 0.614%, 01/20/63 (b)	10,471	10,413
4.946%, 1M TSFR + 0.614%, 04/20/63 (b)	627,193	628,693
4.946%, 1M TSFR + 0.614%, 06/20/64 (b)	1,573,478	1,576,475
4.946%, 1M TSFR + 0.614%, 07/20/64 (b)	665,433	666,653
4.996%, 1M TSFR + 0.664%, 04/20/62 (b)	64	64
5.000%, 12/20/33	295,446	294,676
5.000%, 06/16/39	21,034	21,033
5.000%, 07/20/39	663,686	669,332
5.000%, 10/20/39	687,642	692,292
5.046%, 1M TSFR + 0.714%, 04/20/64 (b)	2,663,730	2,672,922
5.092%, 06/20/40 (b)	885,069	907,022
5.096%, 1M TSFR + 0.764%, 07/20/63 (b)	67,133	67,291
5.096%, 1M TSFR + 0.764%, 01/20/64 (b)	66,548	66,815
5.096%, 1M TSFR + 0.764%, 02/20/64 (b)	235,706	236,728
5.096%, 1M TSFR + 0.764%, 03/20/64 (b)	140,289	140,838
5.136%, 1M TSFR + 0.804%, 02/20/64 (b)	443,444	445,142
5.146%, 1M TSFR + 0.814%, 09/20/63 (b)	101,669	102,049
5.196%, 1M TSFR + 0.864%, 09/20/63 (b)	50,700	50,889
5.446%, 1M TSFR + 1.114%, 12/20/66 (b)	404,760	406,831
5.500%, 07/16/33 (a)	262,495	2,386
		51,485,970
Agency Mortgage-Backed Securities — 25.3%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	8,980,465	7,492,632
2.500%, 05/01/51	2,075,400	1,736,117
2.500%, 01/01/52	3,856,147	3,232,822
3.000%, 09/01/50	3,107,166	2,828,542
3.000%, 02/01/52	2,567,672	2,223,056
3.500%, 03/01/32	228,965	224,652
3.500%, 12/01/32	763,842	745,217
3.500%, 01/01/33	1,194,932	1,163,815
3.500%, 03/01/33	1,227,379	1,195,849
3.500%, 04/01/33	1,938,776	1,895,943
3.500%, 05/01/33	430,353	418,394
3.500%, 06/01/43	673,401	627,512
3.700%, 06/01/34	3,248,365	3,050,949
3.750%, 08/01/32	3,500,000	3,339,315
4.000%, 09/01/32	160,599	158,791
4.000%, 11/01/32	427,318	422,581
4.000%, 12/01/32	336,279	332,179
4.000%, 01/01/33	31,490	31,200
4.000%, 02/01/33	93,728	92,683
4.000%, 08/01/42	795,006	768,044
4.000%, 08/01/43	1,327,168	1,280,070
4.000%, 01/01/46	952,549	903,850
4.000%, 07/01/48	1,191,353	1,129,413
4.000%, 05/01/52	496,074	464,225
5.000%, 02/01/34	80,930	81,510
5.000%, 08/01/39	436,450	442,417
See accompanying notes to financial statements.
BHFTI-251

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 12/01/54	1,087,152	$1,108,701
6.864%, 1Y RFUCCT + 1.846%, 07/01/40 (b)	197,916	204,114
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.105%, SOFR30A + 1.800%, 07/25/41 (144A) (b)	410,139	402,757
8.555%, SOFR30A + 4.250%, 05/25/52 (144A) (b)	1,307,304	1,329,498
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,833,083
3.336%, 04/25/28 (b)	1,790,000	1,751,393
3.690%, 01/25/29	397,000	392,081
3.710%, 09/25/32 (b)	3,035,000	2,905,297
3.800%, 10/25/32 (b)	2,100,000	2,019,813
3.900%, 08/25/28 (b)	3,170,000	3,155,596
Federal National Mortgage Association
1.508%, 11/01/32 (b)	8,199,500	6,769,186
1.755%, 03/01/32 (b)	5,031,534	4,299,059
1.800%, 10/01/33	3,484,000	2,878,122
1.930%, 11/01/31	4,300,000	3,720,963
2.000%, 08/01/51	4,049,777	3,208,827
2.010%, 01/01/32	4,050,000	3,523,139
2.440%, 06/01/30	2,872,093	2,644,912
2.500%, 05/01/50	3,144,489	2,644,266
2.500%, 09/01/50	2,626,168	2,212,794
2.500%, 10/01/50	1,939,105	1,642,578
2.500%, 05/01/51	3,368,240	2,821,459
2.500%, 09/01/51	3,241,583	2,689,263
2.500%, 10/01/51	6,112,437	5,106,701
2.500%, 01/01/52	2,507,139	2,104,980
2.500%, 02/01/52	3,403,932	2,858,758
2.500%, 03/01/52	3,476,426	2,926,799
2.500%, 05/01/52	4,185,397	3,526,122
2.500%, 09/01/52	4,701,684	3,922,895
2.500%, 03/01/62	2,344,459	1,861,040
2.510%, 10/01/30	3,150,000	2,893,374
2.730%, 07/01/28	2,719,567	2,610,299
2.810%, 09/01/31	1,328,092	1,228,974
2.970%, 06/01/30	2,750,000	2,590,897
2.980%, 09/01/36	1,095,506	1,021,776
3.000%, 01/01/43	1,329,844	1,199,430
3.000%, 01/01/52	2,435,975	2,109,038
3.000%, 02/01/52	5,064,135	4,428,299
3.000%, 06/01/52	3,625,339	3,142,860
3.000%, 07/01/60	2,275,917	1,959,001
3.000%, 03/01/61	2,750,002	2,366,947
3.500%, 08/01/26	16,038	15,898
3.500%, 02/01/33	754,176	737,245
3.500%, 05/01/33	993,811	970,910
3.500%, 07/01/42	687,682	645,471
3.500%, 08/01/42	214,988	202,467
3.500%, 07/01/43	865,450	805,446
3.500%, 01/01/50	2,585,126	2,360,148
3.500%, 07/01/50	1,890,848	1,721,019
3.500%, 12/01/51	1,323,595	1,202,013
3.500%, 02/01/52	3,852,475	3,475,412
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 03/01/60	1,791,462	$1,600,485
3.500%, 03/01/61	1,272,167	1,125,229
3.500%, 03/01/62	2,801,536	2,478,026
3.540%, 06/01/32	4,357,000	4,091,342
3.550%, 02/01/30	1,500,000	1,460,405
3.730%, 10/01/32	2,463,120	2,348,753
3.800%, 09/01/32	3,411,180	3,268,482
3.805%, 11/01/32	2,025,000	1,941,417
3.895%, 02/01/33	3,450,000	3,311,249
3.970%, 08/01/33	4,674,532	4,464,446
4.000%, 02/01/31	235,336	233,596
4.000%, 10/01/32	141,428	139,552
4.000%, 12/01/40	64,368	61,639
4.000%, 07/01/42	444,210	426,467
4.000%, 06/01/47	450,602	426,806
4.000%, 04/01/52	4,687,983	4,368,840
4.000%, 05/01/52	7,310,169	6,813,276
4.170%, 05/01/33	3,000,000	2,930,638
4.185%, 04/01/33	3,000,000	2,934,777
4.190%, 04/01/33	2,000,000	1,956,072
4.330%, 01/01/33	2,700,000	2,671,404
4.500%, 02/01/40	135,444	135,095
4.500%, 06/01/62	1,886,197	1,804,179
4.520%, 06/01/33	1,577,778	1,579,575
4.520%, 10/01/33	1,300,000	1,299,308
4.550%, 09/01/33	3,102,141	3,115,045
4.590%, 04/01/33	3,350,000	3,350,296
4.735%, 02/01/33	3,100,000	3,126,741
5.000%, 09/01/35	246,396	249,748
5.000%, 06/01/53	3,793,410	3,724,866
5.080%, 02/01/32	3,145,000	3,238,723
5.290%, 12/01/32	2,486,740	2,582,176
5.500%, 01/01/58	1,628,241	1,679,443
6.000%, 07/01/28	28,643	29,102
6.000%, 12/01/39	97,162	101,853
Federal National Mortgage Association-ACES
1.000%, 11/25/33	10,177	10,146
1.200%, 10/25/30	841,890	797,310
1.764%, 11/25/31 (b)	7,400,000	6,304,682
1.924%, 10/25/30 (a) (b)	13,166,401	549,804
1.992%, 01/25/32 (b)	5,000,000	4,327,640
2.018%, 11/25/33 (a) (b)	6,420,981	426,809
2.488%, 05/25/26	1,052,548	1,034,196
2.546%, 12/25/26 (b)	637,654	621,807
3.061%, 05/25/27 (b)	2,151,923	2,110,632
3.109%, 04/25/29 (b)	1,467,353	1,417,364
3.159%, 03/25/28 (b)	1,486,385	1,447,634
3.162%, 06/25/27 (b)	1,885,156	1,846,787
3.166%, 02/25/30 (b)	1,139,979	1,091,574
3.467%, 07/25/28 (b)	3,646,152	3,575,850
3.876%, 08/25/32 (b)	2,600,000	2,497,691
FREMF Mortgage Trust
3.688%, 11/25/49 (144A) (b)	1,700,000	1,670,822
3.786%, 04/25/28 (144A) (b)	3,100,000	2,935,045
See accompanying notes to financial statements.
BHFTI-252

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 10/20/51	2,207,764	$1,876,639
3.000%, 02/20/51	1,450,601	1,283,659
3.500%, 01/20/51	2,266,394	2,033,435
3.500%, 02/20/52	2,643,936	2,418,057
4.000%, 01/20/52	2,566,435	2,397,252
4.000%, 02/20/52	3,151,417	2,931,709
4.000%, 08/20/52	5,772,564	5,393,783
4.500%, 11/20/49	1,527,758	1,463,124
4.875%, 1Y H15 + 1.500%, 04/20/41 (b)	94,624	96,201
5.000%, 05/20/52	2,768,650	2,697,454
5.500%, 07/20/53	2,537,163	2,552,964
5.815%, 1Y H15 + 1.710%, 03/20/72 (b)	2,998,892	3,137,978
5.839%, 1Y H15 + 1.749%, 10/20/71 (b)	3,238,560	3,379,970
5.839%, 1Y H15 + 1.748%, 11/20/71 (b)	3,489,644	3,648,344
5.854%, 1Y H15 + 1.739%, 04/20/72 (b)	2,793,768	2,921,996
5.869%, 1Y H15 + 1.777%, 12/20/71 (b)	2,980,350	3,120,384
5.911%, 1Y H15 + 1.786%, 09/20/71 (b)	2,987,659	3,128,084
5.912%, 1Y H15 + 1.828%, 08/20/71 (b)	2,965,743	3,108,035
		306,756,810
Total Agency Sponsored Mortgage-Backed Securities (Cost $376,929,464)		358,242,780

U.S. Treasury & Government Agencies—27.1%
Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,768,922
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32 (a)	1,000,000	747,838
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35 (c)	750,000	469,010
		2,985,770
U.S. Treasury — 26.9%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	345,054
1.250%, 05/15/50	528,000	253,605
1.375%, 08/15/50	380,000	187,358
1.625%, 11/15/50	6,800,000	3,582,484
1.875%, 02/15/51	13,028,900	7,318,577
1.875%, 11/15/51	8,840,000	4,917,941
2.000%, 02/15/50	5,127,000	3,010,510
2.000%, 08/15/51	3,675,000	2,118,724
2.250%, 05/15/41	12,370,000	8,983,713
2.250%, 08/15/46	6,537,000	4,282,501
2.250%, 08/15/49	170,000	106,642
2.250%, 02/15/52	10,400,000	6,352,531
2.375%, 02/15/42	11,600,000	8,439,000
2.375%, 11/15/49	4,475,000	2,878,159
2.500%, 02/15/45	6,750,000	4,751,895
2.750%, 11/15/42	9,475,000	7,217,655
2.750%, 08/15/47	8,000,000	5,701,875
2.875%, 05/15/43	10,415,000	8,027,280
2.875%, 05/15/49	27,000	19,382
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 05/15/52	2,280,000	$1,604,550
3.000%, 11/15/44	238,000	183,269
3.000%, 11/15/45	510,000	388,536
3.000%, 02/15/47	276,000	207,205
3.000%, 02/15/48	1,580,000	1,173,952
3.125%, 02/15/43	1,160,000	932,848
3.500%, 02/15/39	7,063,500	6,377,844
3.625%, 08/15/43	6,050,000	5,204,891
3.625%, 02/15/44	4,325,000	3,702,774
3.625%, 02/15/53	22,641,000	18,482,485
3.750%, 11/15/43	2,908,000	2,540,865
3.875%, 08/15/40	5,950,000	5,473,768
3.875%, 02/15/43	435,000	389,393
3.875%, 05/15/43	215,000	192,039
4.000%, 11/15/42	4,600,000	4,196,602
4.250%, 05/15/39	2,850,000	2,774,631
4.375%, 02/15/38	720,000	719,184
4.375%, 05/15/41	1,200,000	1,162,922
4.500%, 11/15/54	7,065,000	6,732,724
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,577,775
1.500%, 02/15/30	1,105,000	999,939
1.625%, 05/15/31	3,640,000	3,210,309
1.875%, 02/15/32	53,815,000	47,273,114
2.875%, 05/15/32	1,795,000	1,674,819
3.875%, 08/15/34	10,675,000	10,422,720
4.000%, 04/30/32 (d)	21,905,000	21,932,381
4.250%, 01/31/30	10,865,000	11,079,329
4.250%, 11/15/34	5,720,000	5,738,769
4.625%, 02/15/35	38,980,000	40,216,397
4.875%, 10/31/30	1,265,000	1,327,904
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/30	6,300,000	5,270,706
Zero Coupon, 05/15/30	700,000	579,643
Zero Coupon, 08/15/30	3,925,000	3,214,333
Zero Coupon, 11/15/30	5,425,000	4,391,494
Zero Coupon, 02/15/31	12,775,000	10,217,050
Zero Coupon, 11/15/31	3,000,000	2,317,237
Zero Coupon, 02/15/32	12,900,000	9,847,092
Zero Coupon, 05/15/32	800,000	604,279
Zero Coupon, 08/15/33	400,000	284,155
Zero Coupon, 11/15/33	1,000,000	701,487
Zero Coupon, 02/15/34	2,000,000	1,383,925
Zero Coupon, 08/15/34	2,600,000	1,752,161
		326,952,386
Total U.S. Treasury & Government Agencies (Cost $379,681,407)		329,938,156

Corporate Bonds & Notes—26.2%
Aerospace/Defense — 0.6%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	625,628
3.000%, 09/15/50 (144A)	332,000	216,514
See accompanying notes to financial statements.
BHFTI-253

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co.
2.196%, 02/04/26	905,000	$890,875
3.100%, 05/01/26	360,000	355,216
3.250%, 03/01/28	659,000	636,473
5.040%, 05/01/27	335,000	337,496
5.150%, 05/01/30	675,000	687,217
5.705%, 05/01/40	550,000	543,366
6.298%, 05/01/29 (d)	580,000	613,148
6.388%, 05/01/31	330,000	354,649
6.528%, 05/01/34	540,000	586,726
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	143,561
RTX Corp.
2.820%, 09/01/51	1,260,000	778,427
4.350%, 04/15/47	133,000	110,495
4.500%, 06/01/42	550,000	486,818
		7,366,609
Agriculture — 0.2%
Altria Group, Inc.
2.450%, 02/04/32	485,000	418,302
BAT Capital Corp.
2.259%, 03/25/28	465,000	439,940
4.540%, 08/15/47	363,000	293,239
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (d)	730,000	708,296
Reynolds American, Inc.
7.000%, 08/04/41	570,000	595,101
		2,454,878
Airlines — 0.6%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	341,606	319,474
3.550%, 07/15/31 (144A)	484,387	452,670
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	423,104	393,112
3.800%, 03/20/33 (144A)	341,668	330,493
4.125%, 03/20/33 (144A)	460,492	440,345
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	290,227	273,172
United Airlines Pass-Through Trust
3.100%, 04/07/30	601,796	560,836
3.500%, 09/01/31	606,818	571,695
3.700%, 09/01/31	833,355	776,966
4.000%, 10/11/27	272,727	270,325
4.150%, 02/25/33	920,617	881,689
4.300%, 02/15/27	399,033	398,550
4.600%, 09/01/27	331,275	327,170
5.450%, 08/15/38	732,569	739,323
		6,735,820
Auto Manufacturers — 0.2%
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	591,802
2.375%, 10/15/27 (144A)	400,000	380,347
4.550%, 09/26/29 (144A) (d)	500,000	495,541
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (d)	606,000	$512,138
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	279,180
		2,259,008
Banks — 8.6%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (b)	200,000	186,505
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (b)	955,000	971,752
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	793,999
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (b) (d)	200,000	193,195
5.565%, 01/17/30	400,000	415,309
5.588%, 08/08/28	1,600,000	1,652,856
6.607%, 11/07/28	1,000,000	1,066,710
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	445,000	391,010
2.087%, SOFR + 1.060%, 06/14/29 (b)	1,018,000	954,203
2.572%, SOFR + 1.210%, 10/20/32 (b)	855,000	753,564
3.970%, 3M TSFR + 1.332%, 03/05/29 (b)	382,000	377,774
5.202%, SOFR + 1.630%, 04/25/29 (b)	1,460,000	1,492,064
5.468%, SOFR + 1.650%, 01/23/35 (b)	2,955,000	3,035,785
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b)	655,000	634,432
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b)	425,000	437,948
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (b) (d)	413,000	416,419
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (b)	620,000	682,727
Bank of Nova Scotia
4.850%, 02/01/30 (d)	1,040,000	1,059,756
Banque Federative du Credit Mutuel SA
5.790%, 07/13/28 (144A)	855,000	887,445
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b)	460,000	407,116
4.942%, SOFR + 1.560%, 09/10/30 (b)	285,000	287,125
5.367%, SOFR + 1.230%, 02/25/31 (b)	435,000	444,347
5.785%, SOFR + 1.590%, 02/25/36 (b)	415,000	424,166
6.224%, SOFR + 2.980%, 05/09/34 (b) (d)	200,000	212,271
6.496%, SOFR + 1.880%, 09/13/27 (b)	1,655,000	1,691,727
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (b)	586,000	521,618
5.176%, SOFR + 1.520%, 01/09/30 (144A) (b)	1,305,000	1,332,210
5.283%, SOFR + 1.280%, 11/19/30 (144A) (b)	1,615,000	1,645,783
5.497%, SOFR + 1.590%, 05/20/30 (144A) (b)	1,279,000	1,313,299
5.786%, SOFR + 1.620%, 01/13/33 (144A) (b)	815,000	847,848
BPCE SA
2.277%, SOFR + 1.312%, 01/20/32 (144A) (b)	415,000	359,081
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b)	910,000	926,601
5.716%, SOFR + 1.959%, 01/18/30 (144A) (b) (d)	370,000	380,940
5.876%, SOFR + 1.680%, 01/14/31 (144A) (b)	525,000	544,576
5.936%, SOFR + 1.850%, 05/30/35 (144A) (b)	1,175,000	1,204,008
6.027%, SOFR + 1.956%, 05/28/36 (144A) (b)	1,175,000	1,210,424
See accompanying notes to financial statements.
BHFTI-254

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
BPCE SA
6.293%, SOFR + 2.040%, 01/14/36 (144A) (b)	685,000	$719,370
CaixaBank SA
5.581%, SOFR + 1.790%, 07/03/36 (144A) (b)	970,000	979,949
6.684%, SOFR + 2.080%, 09/13/27 (144A) (b)	930,000	952,430
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (b)	915,000	810,616
3.057%, SOFR + 1.351%, 01/25/33 (b)	677,000	605,042
4.300%, 11/20/26	750,000	748,918
4.450%, 09/29/27	1,294,000	1,295,242
4.542%, SOFR + 1.338%, 09/19/30 (b)	988,000	983,522
5.449%, SOFR + 1.447%, 06/11/35 (b)	1,000,000	1,021,431
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	508,874
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	715,000	728,333
5.230%, SOFR + 1.130%, 01/09/29 (144A) (b)	713,000	724,595
5.335%, SOFR + 1.690%, 01/10/30 (144A) (b) (d)	637,000	651,617
5.862%, SOFR + 1.740%, 01/09/36 (144A) (b)	795,000	824,110
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (b)	440,000	438,202
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (b)	660,000	667,480
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	920,000	954,528
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b)	312,000	302,725
3.035%, SOFR + 1.718%, 05/28/32 (b)	1,600,000	1,435,376
4.999%, SOFR + 1.700%, 09/11/30 (b)	150,000	151,136
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,520,000	1,543,743
5.373%, SOFR + 1.210%, 01/10/29 (b)	405,000	412,109
5.403%, SOFR + 2.050%, 09/11/35 (b) (d)	150,000	149,166
DNB Bank ASA
4.853%, SOFR + 1.050%, 11/05/30 (144A) (b)	590,000	596,597
Fifth Third Bancorp
8.250%, 03/01/38 (d)	200,000	239,543
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (b)	781,000	756,212
1.992%, SOFR + 1.090%, 01/27/32 (b)	950,000	822,848
2.640%, SOFR + 1.114%, 02/24/28 (b)	920,000	893,505
3.691%, 3M TSFR + 1.772%, 06/05/28 (b)	2,614,000	2,576,844
4.411%, 3M TSFR + 1.692%, 04/23/39 (b)	445,000	401,168
5.049%, SOFR + 1.210%, 07/23/30 (b)	745,000	757,370
5.218%, SOFR + 1.580%, 04/23/31 (b)	578,000	592,549
5.330%, SOFR + 1.550%, 07/23/35 (b)	1,570,000	1,583,650
6.484%, SOFR + 1.770%, 10/24/29 (b)	840,000	891,044
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (b)	630,000	586,912
2.357%, SOFR + 1.947%, 08/18/31 (b)	890,000	790,426
5.240%, SOFR + 1.570%, 05/13/31 (b)	430,000	437,821
5.286%, SOFR + 1.290%, 11/19/30 (b)	525,000	536,325
6.332%, SOFR + 2.650%, 03/09/44 (b)	370,000	397,170
6.500%, 09/15/37	930,000	986,779
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (b)	450,000	461,069
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (b)	285,000	279,148
6.083%, SOFR + 1.560%, 09/11/27 (b)	240,000	244,409
Security Description	Principal Amount*	Value

Banks—(Continued)
KBC Group NV
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (b)	550,000	$556,301
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (b)	170,000	165,727
5.121%, SOFR + 1.227%, 04/04/31 (b) (d)	670,000	677,997
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (b)	730,000	739,892
5.679%, 1Y H15 + 1.750%, 01/05/35 (b)	795,000	816,062
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (b)	825,000	731,945
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	905,847
5.159%, 1Y H15 + 1.170%, 04/24/31 (b)	200,000	204,749
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (b)	539,000	503,832
4.711%, 1Y H15 + 0.920%, 07/08/31 (b)	830,000	829,895
5.323%, 1Y H15 + 1.070%, 07/08/36 (b)	1,690,000	1,692,938
Morgan Stanley
3.772%, 3M TSFR + 1.402%, 01/24/29 (b)	278,000	274,031
4.300%, 01/27/45	400,000	340,944
4.431%, 3M TSFR + 1.890%, 01/23/30 (b) (d)	1,157,000	1,155,373
4.457%, 3M TSFR + 1.693%, 04/22/39 (b)	850,000	788,129
5.042%, SOFR + 1.215%, 07/19/30 (b)	465,000	472,900
5.123%, SOFR + 1.730%, 02/01/29 (b)	380,000	386,633
5.164%, SOFR + 1.590%, 04/20/29 (b)	1,215,000	1,238,814
5.320%, SOFR + 1.555%, 07/19/35 (b)	625,000	632,630
5.449%, SOFR + 1.630%, 07/20/29 (b)	275,000	282,824
5.466%, SOFR + 1.730%, 01/18/35 (b)	448,000	458,326
NatWest Group PLC
4.892%, 05/18/29 (d)	290,000	292,903
5.076%, 01/27/30	565,000	573,274
5.115%, 1Y H15 + 1.050%, 05/23/31 (b)	945,000	960,464
5.778%, 1Y H15 + 1.500%, 03/01/35 (b)	555,000	576,338
5.808%, 1Y H15 + 1.950%, 09/13/29 (b)	570,000	591,966
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (b)	600,000	601,380
4.899%, SOFR + 1.333%, 05/13/31 (b)	690,000	698,764
5.068%, SOFR + 1.933%, 01/24/34 (b)	964,000	968,797
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (b)	950,000	951,668
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (b)	900,000	936,704
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	680,000	660,520
4.858%, SOFR + 1.554%, 09/11/30 (b)	550,000	549,277
5.694%, SOFR + 1.524%, 04/15/31 (b)	505,000	520,870
6.534%, SOFR + 2.600%, 01/10/29 (b)	1,300,000	1,356,835
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b)	720,000	700,806
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (b)	1,670,000	1,472,980
5.250%, 02/19/27 (144A)	705,000	712,092
5.512%, SOFR + 1.650%, 05/22/31 (144A) (b)	2,404,000	2,451,608
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (b) (d)	355,000	358,644
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (b) (d)	354,000	361,096
See accompanying notes to financial statements.
BHFTI-255

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29	1,020,000	$966,805
5.240%, 04/15/30 (d)	1,000,000	1,029,981
5.710%, 01/13/30	960,000	1,007,129
Toronto-Dominion Bank
5.298%, 01/30/32	635,000	651,705
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (b) (d)	480,000	497,544
7.161%, SOFR + 2.446%, 10/30/29 (b)	1,070,000	1,157,405
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (b) (d)	690,000	703,829
UBS Group AG
3.869%, 01/12/29 (144A)	905,000	891,033
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (b)	258,000	264,966
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (b)	725,000	752,824
6.537%, SOFR + 3.920%, 08/12/33 (144A) (b)	262,000	284,974
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (b)	345,000	336,485
Wells Fargo & Co.
4.970%, SOFR + 1.370%, 04/23/29 (b)	580,000	588,116
5.198%, SOFR + 1.500%, 01/23/30 (b)	1,060,000	1,085,760
5.557%, SOFR + 1.990%, 07/25/34 (b)	425,000	438,612
5.574%, SOFR + 1.740%, 07/25/29 (b)	1,220,000	1,259,720
		104,666,159
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,076,252
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	421,512
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	165,291
Molson Coors Beverage Co.
4.200%, 07/15/46 (d)	249,000	198,655
		1,861,710
Biotechnology — 0.3%
Amgen, Inc.
4.663%, 06/15/51	347,000	297,082
5.600%, 03/02/43 (d)	731,000	725,162
5.650%, 03/02/53 (d)	865,000	844,582
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,210
Biogen, Inc.
5.750%, 05/15/35	480,000	494,313
Gilead Sciences, Inc.
2.600%, 10/01/40	1,760,000	1,262,741
		3,649,090
Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	210,428
Masco Corp.
2.000%, 10/01/30	260,000	225,688
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Masco Corp.
6.500%, 08/15/32	720,000	$766,606
		1,202,722
Chemicals — 0.3%
DuPont de Nemours, Inc.
5.319%, 11/15/38	2,025,000	2,096,159
EIDP, Inc.
5.125%, 05/15/32	935,000	953,458
Nutrien Ltd.
4.125%, 03/15/35	620,000	564,381
		3,613,998
Commercial Services — 0.6%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A) (d)	740,000	746,503
6.319%, 12/04/28 (144A) (d)	610,000	643,144
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	573,791
Ford Foundation
2.815%, 06/01/70	275,000	153,364
Global Payments, Inc.
2.900%, 05/15/30	211,000	193,991
2.900%, 11/15/31 (d)	404,000	357,328
3.200%, 08/15/29 (d)	1,437,000	1,358,850
5.300%, 08/15/29	272,000	276,913
Pepperdine University
3.301%, 12/01/59	450,000	277,901
Quanta Services, Inc.
2.350%, 01/15/32	855,000	736,106
2.900%, 10/01/30	1,110,000	1,023,264
S&P Global, Inc.
2.900%, 03/01/32	581,000	528,194
University of Southern California
3.226%, 10/01/2120	440,000	251,318
		7,120,667
Computers — 0.4%
Accenture Capital, Inc.
4.250%, 10/04/31	585,000	579,531
4.500%, 10/04/34	400,000	389,286
Apple, Inc.
2.700%, 08/05/51	965,000	603,604
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,023,598
Dell International LLC/EMC Corp.
5.300%, 04/01/32 (d)	1,425,000	1,456,502
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	1,040,000	1,008,819
Leidos, Inc.
2.300%, 02/15/31	365,000	319,376
		5,380,716
See accompanying notes to financial statements.
BHFTI-256

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375%, 03/24/29	780,000	$754,261
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	168,125
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	964,534
3.300%, 01/30/32	945,000	856,160
6.100%, 01/15/27	990,000	1,011,970
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	530,000	534,367
American Express Co.
5.442%, SOFR + 1.320%, 01/30/36 (b) (d)	635,000	648,213
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	505,000	509,769
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	436,780
2.528%, 11/18/27 (144A)	5,211,000	4,953,498
3.250%, 02/15/27 (144A)	1,840,000	1,793,570
4.250%, 04/15/26 (144A)	885,000	879,861
4.375%, 05/01/26 (144A)	540,000	536,745
5.500%, 01/15/26 (144A)	1,140,000	1,141,752
5.750%, 03/01/29 (144A)	645,000	662,591
Brookfield Finance, Inc.
4.700%, 09/20/47	84,000	71,385
4.850%, 03/29/29	485,000	489,444
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (b)	324,000	312,964
2.618%, SOFR + 1.265%, 11/02/32 (b)	735,000	641,714
6.312%, SOFR + 2.640%, 06/08/29 (b)	570,000	598,329
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A) (d)	895,000	894,398
5.200%, 03/27/28 (144A) (d)	840,000	849,360
Nasdaq, Inc.
5.550%, 02/15/34	262,000	272,970
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	489,895
		19,550,269
Electric — 3.2%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	150,067
AES Corp.
5.800%, 03/15/32 (d)	725,000	736,074
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,494,383
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	349,536
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	245,726
Constellation Energy Generation LLC
5.750%, 10/01/41 (d)	1,260,000	1,259,923
5.800%, 03/01/33 (d)	174,000	183,989
Security Description	Principal Amount*	Value

Electric—(Continued)
Constellation Energy Generation LLC
6.250%, 10/01/39	160,000	$170,804
Consumers Energy Co.
4.350%, 08/31/64	191,000	148,561
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	410,517
Dominion Energy, Inc.
2.850%, 08/15/26	183,000	179,862
DTE Electric Co.
5.700%, 10/01/37	300,000	312,311
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	647,796
Duke Energy Corp.
6.100%, 09/15/53 (d)	660,000	671,277
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	265,096
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	292,124
4.100%, 03/15/43	200,000	164,937
4.375%, 03/30/44	247,000	209,196
5.700%, 04/01/35	360,000	372,829
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	397,788
2.775%, 01/07/32 (144A)	280,000	241,439
3.616%, 08/01/27 (144A)	1,050,000	1,017,497
Electricite de France SA
5.950%, 04/22/34 (144A) (d)	580,000	604,227
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	415,702
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	453,438
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	166,781
Entergy Corp.
2.950%, 09/01/26	194,000	190,777
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	241,152
3.050%, 06/01/31	195,000	179,628
5.800%, 03/15/55	525,000	525,061
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	320,725
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,853,913
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	109,605
Florida Power & Light Co.
5.625%, 04/01/34 (d)	1,250,000	1,322,045
Fortis, Inc.
3.055%, 10/04/26	636,000	624,667
ITC Holdings Corp.
2.950%, 05/14/30 (144A) (d)	330,000	306,897
Jersey Central Power & Light Co.
5.100%, 01/15/35 (d)	220,000	219,350
6.150%, 06/01/37	200,000	212,615
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	318,016
See accompanying notes to financial statements.
BHFTI-257

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	340,000	$337,476
Nevada Power Co.
5.375%, 09/15/40	223,000	223,655
6.650%, 04/01/36	360,000	397,000
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	214,233
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	427,872
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	617,973
Northern States Power Co.
6.500%, 03/01/28	628,000	661,454
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	551,829
2.450%, 12/02/27 (144A)	625,000	593,194
Ohio Power Co.
2.900%, 10/01/51	635,000	387,731
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	438,986
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	174,656
4.300%, 03/15/45	420,000	317,009
5.800%, 05/15/34	1,168,000	1,167,764
5.900%, 10/01/54	55,000	49,866
6.000%, 08/15/35	1,665,000	1,683,676
6.400%, 06/15/33	755,000	789,211
6.750%, 01/15/53	40,000	40,246
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	490,825
5.529%, 06/01/51	590,000	580,630
5.536%, 07/15/49	630,000	611,144
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	438,218
5.099%, 06/01/54	675,000	622,565
5.212%, 12/01/49	360,000	341,166
Progress Energy, Inc.
7.000%, 10/30/31	200,000	225,869
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	652,177
Puget Energy, Inc.
2.379%, 06/15/28	853,000	805,122
5.725%, 03/15/35 (144A)	275,000	276,647
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	399,549
SCE Recovery Funding LLC
4.697%, 06/15/42	585,786	569,448
Sigeco Securitization I LLC
5.026%, 11/15/38	549,210	553,476
Southern California Edison Co.
3.650%, 03/01/28	500,000	486,118
5.550%, 01/15/36	500,000	488,929
5.875%, 12/01/53	713,000	650,816
5.900%, 03/01/55	185,000	169,157
Southern Co.
5.200%, 06/15/33	712,000	724,422
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern Power Co.
5.150%, 09/15/41	400,000	$378,302
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	215,586
Tampa Electric Co.
4.450%, 06/15/49	500,000	410,929
Toledo Edison Co.
6.150%, 05/15/37	400,000	432,346
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	107,040
6.000%, 05/15/37	685,000	720,165
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	234,209
6.000%, 04/15/34 (144A)	90,000	93,461
		38,738,478
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	654,588
Food — 0.6%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A) (d)	200,000	197,604
Campbell's Co.
3.125%, 04/24/50	287,000	186,317
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	196,200
J.M. Smucker Co.
6.200%, 11/15/33	325,000	348,819
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	760,000	707,174
6.750%, 03/15/34	845,000	922,457
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	810,000	811,191
6.375%, 04/15/66 (144A)	905,000	911,670
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	135,000	139,857
Kroger Co.
5.000%, 09/15/34	270,000	268,069
5.500%, 09/15/54	210,000	199,343
8.000%, 09/15/29	610,000	688,992
Mars, Inc.
5.650%, 05/01/45 (144A) (d)	1,055,000	1,057,551
Tyson Foods, Inc.
5.700%, 03/15/34	520,000	538,326
		7,173,570
Gas — 0.5%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	687,000	683,860
5.125%, 09/16/34 (144A)	1,041,000	1,020,883
Atmos Energy Corp.
4.150%, 01/15/43	460,000	385,816
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	384,098
See accompanying notes to financial statements.
BHFTI-258

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	$337,468
NiSource, Inc.
1.700%, 02/15/31	570,000	488,024
Southern California Gas Co.
2.550%, 02/01/30	829,000	761,563
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	162,936
4.400%, 06/01/43	375,000	314,643
6.000%, 10/01/34	1,000,000	1,045,265
Southwest Gas Corp.
3.800%, 09/29/46	332,000	243,623
		5,828,179
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34	821,000	844,929
Healthcare-Services — 1.0%
Aetna, Inc.
6.625%, 06/15/36	297,000	318,739
Children's Hospital
2.928%, 07/15/50	540,000	337,789
Children's Hospital Corp.
2.585%, 02/01/50	430,000	258,559
Cigna Group
4.800%, 07/15/46	156,000	135,715
CommonSpirit Health
1.547%, 10/01/25	435,000	431,463
2.782%, 10/01/30	430,000	393,641
3.910%, 10/01/50	425,000	314,663
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	346,321
Elevance Health, Inc.
4.650%, 08/15/44	324,000	281,561
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	821,774
2.875%, 09/01/50	700,000	438,522
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	761,329
HCA, Inc.
3.500%, 07/15/51	397,000	262,983
3.625%, 03/15/32	242,000	223,217
5.125%, 06/15/39	565,000	531,371
5.450%, 09/15/34	515,000	519,457
5.500%, 06/15/47	445,000	413,521
5.750%, 03/01/35	578,000	594,400
5.950%, 09/15/54	300,000	291,557
6.100%, 04/01/64	640,000	624,131
Memorial Health Services
3.447%, 11/01/49	995,000	708,465
MyMichigan Health
3.409%, 06/01/50	245,000	172,760
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	154,284
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
NYU Langone Hospitals
3.380%, 07/01/55	410,000	$275,818
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	377,994
Texas Health Resources
2.328%, 11/15/50	340,000	190,783
4.330%, 11/15/55	250,000	203,271
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	596,969
5.875%, 02/15/53	405,000	405,777
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	334,021
		11,720,855
Insurance — 0.3%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	551,049
Aon North America, Inc.
5.450%, 03/01/34 (d)	1,000,000	1,027,189
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	479,761
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	382,123
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	340,256
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	129,507
Hartford Insurance Group, Inc.
4.300%, 04/15/43	400,000	337,144
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	486,479
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	156,761
		3,890,269
Internet — 0.4%
Amazon.com, Inc.
3.950%, 04/13/52 (d)	1,270,000	1,002,194
Identity Digital, Inc.
6.793%, 03/20/65 (e) (f)	2,500,000	2,500,000
Meta Platforms, Inc.
5.400%, 08/15/54	365,000	355,963
5.600%, 05/15/53	835,000	834,990
Uber Technologies, Inc.
4.800%, 09/15/34	370,000	363,427
		5,056,574
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	593,780
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	552,613
3.700%, 04/01/51	840,000	559,533
See accompanying notes to financial statements.
BHFTI-259

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.800%, 03/01/50	935,000	$748,064
6.834%, 10/23/55	400,000	409,346
Comcast Corp.
2.887%, 11/01/51	1,131,000	688,301
2.937%, 11/01/56	663,000	389,281
2.987%, 11/01/63	42,000	23,616
3.900%, 03/01/38	591,000	514,015
4.200%, 08/15/34 (d)	556,000	525,416
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	357,701
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	909,268
		5,677,154
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.125%, 02/21/32	495,000	506,820
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	552,306
Glencore Funding LLC
2.500%, 09/01/30 (144A)	1,165,000	1,049,708
5.634%, 04/04/34 (144A) (d)	610,000	621,729
		2,730,563
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	286,839
Oil & Gas — 0.7%
Aker BP ASA
5.800%, 10/01/54 (144A)	185,000	168,652
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	790,721
ConocoPhillips Co.
5.500%, 01/15/55	760,000	721,102
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	701,102
5.400%, 02/15/35	590,000	584,025
Devon Energy Corp.
5.750%, 09/15/54	685,000	616,692
EQT Corp.
3.900%, 10/01/27	150,000	148,012
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	537,345
Jonah Energy LLC
7.800%, 11/10/37	1,364,435	1,376,988
Occidental Petroleum Corp.
5.200%, 08/01/29	275,000	275,885
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	692,983
7.875%, 06/15/26	544,000	561,242
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	663,438
3.127%, 05/29/50	870,000	573,943
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
TotalEnergies Capital International SA
3.461%, 07/12/49	660,000	$467,751
		8,879,881
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	186,433
4.850%, 11/15/35 (d)	270,000	259,864
		446,297
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	870,636
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,474,284
4.400%, 11/06/42	600,000	527,556
4.450%, 05/14/46	220,000	189,372
5.050%, 03/15/34	1,115,000	1,135,251
AstraZeneca PLC
6.450%, 09/15/37	350,000	393,167
Becton Dickinson & Co.
3.794%, 05/20/50 (d)	103,000	76,734
Bristol-Myers Squibb Co.
3.700%, 03/15/52	380,000	276,833
4.125%, 06/15/39	527,000	468,977
4.550%, 02/20/48	427,000	367,136
5.550%, 02/22/54 (d)	61,000	59,511
5.650%, 02/22/64	555,000	538,853
Cencora, Inc.
5.150%, 02/15/35 (d)	1,110,000	1,119,419
CVS Health Corp.
4.300%, 03/25/28 (d)	179,000	178,266
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	547,209	524,213
5.773%, 01/10/33 (144A)	484,472	488,296
8.353%, 07/10/31 (144A)	92,790	100,684
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53 (d)	1,265,000	1,194,172
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	945,000	706,633
3.175%, 07/09/50	927,000	607,080
5.650%, 07/05/44	228,000	226,949
Zoetis, Inc.
2.000%, 05/15/30	590,000	530,239
		11,183,625
Pipelines — 1.1%
Boardwalk Pipelines LP
3.400%, 02/15/31	630,000	581,958
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	655,871
Cheniere Energy Partners LP
5.550%, 10/30/35 (144A)	300,000	302,359
See accompanying notes to financial statements.
BHFTI-260

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	$253,093
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	1,600,000	1,609,292
5.962%, 02/15/55 (144A)	1,085,000	1,040,411
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	325,000	335,850
Enbridge, Inc.
5.625%, 04/05/34	705,000	724,328
5.700%, 03/08/33 (d)	680,000	705,013
Energy Transfer LP
4.150%, 09/15/29	308,000	303,421
4.950%, 01/15/43	394,000	336,038
5.300%, 04/01/44	200,000	179,143
6.000%, 06/15/48	270,000	259,270
6.100%, 02/15/42	500,000	492,291
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	156,401
5.100%, 02/15/45	200,000	185,827
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	425,000	334,163
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	706,592	578,806
Kinder Morgan, Inc.
5.050%, 02/15/46	250,000	220,669
MPLX LP
5.400%, 04/01/35	495,000	491,444
5.500%, 06/01/34 (d)	960,000	963,902
5.950%, 04/01/55	300,000	285,742
ONEOK Partners LP
6.650%, 10/01/36	950,000	1,020,637
ONEOK, Inc.
4.750%, 10/15/31	680,000	673,254
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	195,000	196,251
5.026%, 10/01/29 (144A)	225,000	225,726
Williams Cos., Inc.
5.600%, 03/15/35	455,000	467,714
6.000%, 03/15/55	120,000	119,829
		13,698,703
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	710,000	589,477
4.000%, 02/01/50	566,000	416,568
American Tower Corp.
1.500%, 01/31/28	965,000	898,792
1.875%, 10/15/30	845,000	734,503
2.100%, 06/15/30	470,000	417,403
2.950%, 01/15/51 (d)	255,000	161,456
3.100%, 06/15/50 (d)	390,000	255,749
3.375%, 10/15/26	287,000	283,332
3.700%, 10/15/49	665,000	485,975
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	567,556
2.500%, 08/16/31 (d)	325,000	283,240
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	$1,019,820
DOC Dr. LLC
2.625%, 11/01/31	405,000	357,311
Essex Portfolio LP
2.650%, 03/15/32	565,000	493,091
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	269,117
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	379,336
Healthpeak OP LLC
3.500%, 07/15/29	600,000	579,232
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	1,986,052
UDR, Inc.
2.100%, 08/01/32	470,000	389,277
3.000%, 08/15/31	95,000	86,285
3.200%, 01/15/30	625,000	592,207
Welltower OP LLC
6.500%, 03/15/41	225,000	248,089
WP Carey, Inc.
2.250%, 04/01/33	845,000	688,950
		12,182,818
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	530,000	453,813
Home Depot, Inc.
3.625%, 04/15/52	705,000	513,153
McDonald's Corp.
4.450%, 03/01/47	180,000	152,131
4.700%, 12/09/35	84,000	81,928
6.300%, 10/15/37	152,000	166,450
		1,367,475
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (b)	1,450,000	1,415,813
Semiconductors — 0.6%
Analog Devices, Inc.
2.800%, 10/01/41 (d)	722,000	525,364
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	1,421,195
3.187%, 11/15/36 (144A)	465,000	385,481
5.050%, 07/12/29	1,400,000	1,433,626
Intel Corp.
3.050%, 08/12/51	205,000	121,788
3.250%, 11/15/49	205,000	129,837
3.734%, 12/08/47	255,000	179,898
5.700%, 02/10/53 (d)	200,000	186,128
KLA Corp.
3.300%, 03/01/50	610,000	422,617
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,085,000	958,223
3.250%, 05/11/41	1,115,000	820,053
See accompanying notes to financial statements.
BHFTI-261

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
QUALCOMM, Inc.
4.500%, 05/20/52 (d)	460,000	$389,496
Texas Instruments, Inc.
5.050%, 05/18/63	681,000	624,457
		7,598,163
Software — 0.4%
Cadence Design Systems, Inc.
4.700%, 09/10/34 (d)	953,000	941,502
Fiserv, Inc.
4.400%, 07/01/49	295,000	241,512
Oracle Corp.
3.600%, 04/01/50	580,000	405,619
3.800%, 11/15/37	900,000	770,433
3.850%, 07/15/36	124,000	109,180
3.900%, 05/15/35 (d)	106,000	95,636
4.300%, 07/08/34	103,000	97,826
4.900%, 02/06/33	820,000	822,194
Roper Technologies, Inc.
4.750%, 02/15/32	380,000	380,666
Synopsys, Inc.
5.700%, 04/01/55	645,000	641,297
VMware LLC
4.650%, 05/15/27	425,000	427,479
		4,933,344
Telecommunications — 0.3%
AT&T, Inc.
3.550%, 09/15/55	396,000	267,200
3.650%, 06/01/51	2,795,000	1,985,687
Sprint Capital Corp.
6.875%, 11/15/28	362,000	388,621
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	256,715
Verizon Communications, Inc.
2.650%, 11/20/40	779,000	549,562
4.780%, 02/15/35 (d)	346,000	337,073
Vodafone Group PLC
5.625%, 02/10/53	275,000	259,449
6.150%, 02/27/37	178,000	191,055
		4,235,362
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	171,384
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	526,568
CSX Corp.
4.750%, 11/15/48	404,000	358,155
6.000%, 10/01/36	300,000	322,039
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	171,625
Union Pacific Corp.
4.100%, 09/15/67	200,000	147,872
		1,697,643
Security Description	Principal Amount*	Value

Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30 (d)	750,000	$696,810
Total Corporate Bonds & Notes (Cost $341,104,893)		319,186,380

Asset-Backed Securities—11.8%
Asset-Backed - Automobile — 4.2%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,649,872
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,450,076
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,819,870
6.160%, 09/10/29 (144A)	1,430,000	1,485,520
Credit Acceptance Auto Loan Trust
5.390%, 01/16/35 (144A)	2,720,000	2,749,941
6.130%, 12/15/33 (144A)	2,370,000	2,399,717
6.390%, 08/15/33 (144A)	1,600,000	1,614,065
6.710%, 07/17/34 (144A)	2,370,000	2,443,728
8.450%, 02/15/33 (144A)	2,600,000	2,641,267
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	2,391,000	2,402,240
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,588,226
5.980%, 12/15/28	2,800,000	2,816,447
6.210%, 06/15/28	1,600,000	1,610,922
FHF Issuer Trust
5.690%, 02/15/30 (144A)	1,909,378	1,928,758
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,165,938	3,137,027
2.180%, 02/16/27 (144A)	340,670	338,195
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	757,056	750,325
1.480%, 07/15/27 (144A)	2,629,051	2,593,742
1.680%, 01/15/27 (144A)	44,193	44,138
6.010%, 05/15/29 (144A)	1,251,000	1,262,863
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,928,354
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,400,000	3,434,365
5.970%, 10/15/31	3,040,000	3,124,123
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,490,849
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,117,960
6.640%, 11/15/28 (144A)	1,620,000	1,656,676
		51,479,266
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,476,620
Asset-Backed - Other — 7.4%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	576,505	537,597
See accompanying notes to financial statements.
BHFTI-262

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
American Homes 4 Rent Trust
5.036%, 10/17/52 (144A)	1,900,000	$1,894,354
AMSR Trust
2.327%, 10/17/38 (144A)	1,694,000	1,626,472
4.387%, 03/17/39 (144A)	3,000,000	2,934,786
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,160,301	1,166,453
BG Beta I Ltd.
6.280%, 07/16/54	1,576,000	1,609,656
Bridge Trust
4.450%, 11/17/37 (144A)	2,257,000	2,241,888
6.300%, 11/17/37 (144A)	1,500,000	1,496,471
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,241,683	1,266,675
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	586,500	552,496
CFIN Issuer LLC
4.750%, 02/16/26 (144A) (g)	535,291	531,864
COOF Securitization Trust Ltd.
3.291%, 06/25/40 (144A) (a) (b)	168,972	11,156
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	178,241	177,077
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,907,467
Diversified ABS Phase VI LLC
7.500%, 11/28/39	1,038,137	1,029,168
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,504,745	2,530,949
DP Lion Holdco LLC
8.243%, 11/30/43	900,194	924,996
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	3,657,920
5.197%, 05/19/39 (144A)	1,320,000	1,320,805
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (b)	3,300,000	3,125,674
3.850%, 10/25/26 (144A) (b)	2,680,000	2,548,550
4.450%, 01/25/26 (144A) (b)	3,100,000	3,028,774
6.500%, 03/26/27 (144A) (b)	3,375,000	3,407,741
Foundation Finance Trust
9.100%, 06/15/49 (144A)	1,919,259	2,050,773
FW Energy Asset Issuer LLC
7.151%, 08/25/44	1,898,602	1,929,647
8.106%, 08/25/44	594,105	604,802
Goodgreen Trust
2.760%, 04/15/55 (144A)	801,370	689,144
3.260%, 10/15/53 (144A)	863,093	770,932
3.740%, 10/15/52 (144A)	180,482	166,182
5.000%, 10/20/51	72,668	70,741
5.900%, 01/17/61 (144A)	1,598,966	1,516,819
Grene Energy Senior
11.000%, 01/17/61	111,328	91,590
HERO Funding Trust
3.080%, 09/20/42 (144A)	145,521	132,493
3.950%, 09/20/48 (144A)	572,782	517,786
4.460%, 09/20/47 (144A)	477,886	441,217
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	$1,755,953
Jonah Energy ABS I LLC
7.200%, 12/10/37 (144A)	878,652	883,601
KGS-Alpha SBA COOF Trust
0.483%, 05/25/39 (144A) (a) (b)	784,090	8,507
0.932%, 08/25/38 (144A) (a) (b)	551,666	9,895
1.437%, 03/25/39 (144A) (a) (b)	526,263	15,011
3.018%, 04/25/40 (144A) (a) (b)	98,209	5,637
LFT CRE Ltd.
6.376%, 1M TSFR + 2.064%, 06/15/39 (144A) (b)	3,280,000	3,260,956
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,109,764	1,136,063
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,595,985	1,557,853
3.474%, 11/25/26 (144A)	753,223	729,791
3.844%, 12/25/25 (144A)	717,401	710,191
OneMain Financial Issuance Trust
2.210%, 09/14/35 (144A)	2,145,000	2,041,989
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	605,280	605,032
PRET LLC
5.487%, 10/25/51 (144A) (b)	3,077,019	3,074,549
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	1,923,170
2.425%, 07/17/38 (144A)	2,535,000	2,467,000
3.325%, 07/17/41 (144A)	1,229,000	1,143,979
3.930%, 02/17/41 (144A)	3,150,000	2,963,124
5.200%, 04/17/39 (144A)	2,435,000	2,412,674
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,409,000	3,365,803
Renew Financial
3.670%, 09/20/52 (144A)	240,561	223,116
RT Financial LLC
7.851%, 10/15/43	1,322,772	1,346,585
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,329,192
6.770%, 08/22/33 (144A)	2,385,000	2,477,829
VM Debt Trust
7.460%, 07/18/27	3,998,352	3,803,409
VOLT C LLC
5.992%, 05/25/51 (144A) (g)	485,087	484,394
VOLT CI LLC
5.992%, 05/25/51 (144A) (g)	286,129	285,654
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (g)	184,907	184,830
VOLT XCV LLC
6.240%, 03/27/51 (144A) (g)	178,045	177,917
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (g)	293,923	293,632
		89,188,451
See accompanying notes to financial statements.
BHFTI-263

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
5.220%, SOFR30A + 0.914%, 12/26/44 (144A) (b)	301,767	$291,463
Total Asset-Backed Securities (Cost $143,349,682)		143,435,800

Non-Agency Mortgage-Backed Securities—2.2%
Collateralized Mortgage Obligations — 1.4%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (g)	1,300,000	1,299,974
8.230%, 03/25/31 (b)	2,000,000	2,032,718
Global Mortgage Securitization Ltd.
4.754%, 1M TSFR + 0.434%, 11/25/32 (144A) (b)	36,585	36,063
HarborView Mortgage Loan Trust
5.841%, 05/19/34 (b)	216,071	206,788
Impac CMB Trust
5.174%, 1M TSFR + 0.854%, 11/25/34 (b)	318,115	314,386
JP Morgan Mortgage Trust
6.743%, 08/25/34 (b)	26,012	26,506
Merrill Lynch Mortgage Investors Trust
4.894%, 1M TSFR + 0.574%, 04/25/29 (b)	67,012	61,900
4.934%, 1M TSFR + 0.614%, 05/25/29 (b)	111,155	107,745
5.054%, 1M TSFR + 0.734%, 10/25/28 (b)	73,274	69,720
5.074%, 1M TSFR + 0.754%, 10/25/28 (b)	74,536	70,526
5.382%, 6M TSFR + 1.108%, 01/25/29 (b)	74,212	72,832
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (g)	1,900,000	1,902,066
6.664%, 03/25/39 (144A) (g)	2,450,000	2,468,799
PRET Trust
4.075%, 06/25/64 (144A) (b)	1,985,275	1,892,492
PRPM LLC
4.000%, 11/25/53 (144A) (g)	662,702	650,119
Sequoia Mortgage Trust
5.032%, 1M TSFR + 0.714%, 12/20/34 (b)	130,875	118,476
5.072%, 1M TSFR + 0.754%, 01/20/34 (b)	91,533	88,448
5.092%, 1M TSFR + 0.774%, 07/20/33 (b)	193,616	180,138
5.112%, 1M TSFR + 0.794%, 10/20/34 (b)	263,231	241,349
5.192%, 1M TSFR + 0.874%, 04/20/33 (b)	117,013	110,057
Structured Asset Mortgage Investments II Trust
5.132%, 1M TSFR + 0.814%, 01/19/34 (b)	320,183	304,509
5.132%, 1M TSFR + 0.814%, 03/19/34 (b)	274,333	258,503
Structured Asset Mortgage Investments Trust
5.332%, 1M TSFR + 1.014%, 05/19/33 (b)	166,840	160,771
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.717%, 11/25/33 (b)	70,840	70,412
Thornburg Mortgage Securities Trust
5.074%, 1M TSFR + 0.754%, 09/25/43 (b)	131,292	129,961
5.538%, 12/25/44 (b)	160,202	154,543
5.643%, 04/25/45 (b)	301,593	295,231
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (b)	4,021,768	3,501,689
		16,826,721
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 0.8%
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (b)	1,200,000	$823,741
COMM Mortgage Trust
1.101%, 07/10/45 (144A) (a) (b)	26,468,669	39,518
3.942%, 04/10/33 (144A) (b)	1,450,000	1,407,231
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	756,450
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	726,923
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,453,017
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	1,022,985
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,710,222
Wells Fargo Commercial Mortgage Trust
5.677%, 1M TSFR + 1.364%, 02/15/40 (144A) (b)	444,899	444,649
WFRBS Commercial Mortgage Trust
4.201%, 03/15/45 (144A) (b)	300,000	253,813
		9,638,549
Total Non-Agency Mortgage-Backed Securities (Cost $28,892,653)		26,465,270

Foreign Government—0.5%
Sovereign — 0.5%
Chile Government International Bonds
2.550%, 01/27/32	394,000	346,208
Mexico Government International Bonds
2.659%, 05/24/31	848,000	733,520
3.500%, 02/12/34	577,000	483,526
3.771%, 05/24/61	625,000	367,969
4.350%, 01/15/47	228,000	163,989
4.600%, 01/23/46	959,000	722,693
4.600%, 02/10/48	200,000	148,330
5.750%, 10/12/2110	500,000	393,250
5.850%, 07/02/32	1,051,000	1,063,612
6.000%, 05/13/30	498,000	514,932
6.875%, 05/13/37	740,000	771,302
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	490,000	410,943
Total Foreign Government (Cost $7,231,348)		6,120,274

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	727,276
See accompanying notes to financial statements.
BHFTI-264

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Short-Term Investments—2.5%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $29,970,738; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $30,567,582	29,968,033	$29,968,033
Total Short-Term Investments (Cost $29,968,033)		29,968,033

Securities Lending Reinvestments (h)—0.4%
Short-Term Investment Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (i)	200,000	200,000

Repurchase Agreements—0.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $600,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $612,000	600,000	600,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $556,537	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $700,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $714,000	700,000	700,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $700,085; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $714,087	700,000	700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $759,865; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $774,968	759,773	759,773
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $600,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $612,000	600,000	600,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $300,037; collateralized by various Common Stock with an aggregate market value of $330,041	300,000	$300,000
		5,159,773
Total Securities Lending Reinvestments (Cost $5,359,773)		5,359,773
Total Investments—100.3% (Cost $1,313,237,253)		1,219,443,742
Other assets and liabilities (net)—(0.3)%		(3,915,033)
Net Assets—100.0%		$1,215,528,709

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Principal only security.
(d)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $14,486,254 and the collateral received consisted of cash in the amount of $5,359,773 and non-cash collateral with a value of $9,550,727. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$226,283,292, which is 18.6% of net assets.

See accompanying notes to financial statements.
BHFTI-265

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$150,092,846	$58,598,369	$147 ,702,375	$122,840,701
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(3,397,540)	$—	$—	$—	$(3,397,540)
U.S. Treasury & Government Agencies	(1,962,233)	—	—	—	(1,962,233)
Total Borrowings	$(5,359,773)	$—	$—	$—	$(5,359,773)
Gross amount of recognized liabilities for securities lending transactions					$(5,359,773)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$358,242,780	$—	$358,242,780
Total U.S. Treasury & Government Agencies*	—	329,938,156	—	329,938,156
Corporate Bonds & Notes
Aerospace/Defense	—	7,366,609	—	7,366,609
Agriculture	—	2,454,878	—	2,454,878
Airlines	—	6,735,820	—	6,735,820
Auto Manufacturers	—	2,259,008	—	2,259,008
Banks	—	104,666,159	—	104,666,159
Beverages	—	1,861,710	—	1,861,710
Biotechnology	—	3,649,090	—	3,649,090
Building Materials	—	1,202,722	—	1,202,722
Chemicals	—	3,613,998	—	3,613,998
Commercial Services	—	7,120,667	—	7,120,667
Computers	—	5,380,716	—	5,380,716
Cosmetics/Personal Care	—	754,261	—	754,261
Distribution/Wholesale	—	168,125	—	168,125
Diversified Financial Services	—	19,550,269	—	19,550,269
Electric	—	38,738,478	—	38,738,478
Electronics	—	654,588	—	654,588
Food	—	7,173,570	—	7,173,570
Gas	—	5,828,179	—	5,828,179
Healthcare-Products	—	844,929	—	844,929
Healthcare-Services	—	11,720,855	—	11,720,855
Insurance	—	3,890,269	—	3,890,269
Internet	—	2,556,574	2,500,000	5,056,574
Iron/Steel	—	593,780	—	593,780
Media	—	5,677,154	—	5,677,154
Mining	—	2,730,563	—	2,730,563
Miscellaneous Manufacturing	—	286,839	—	286,839
Oil & Gas	—	8,879,881	—	8,879,881
Oil & Gas Services	—	446,297	—	446,297
Packaging & Containers	—	870,636	—	870,636
Pharmaceuticals	—	11,183,625	—	11,183,625
Pipelines	—	13,698,703	—	13,698,703
Real Estate Investment Trusts	—	12,182,818	—	12,182,818
Retail	—	1,367,475	—	1,367,475
Savings & Loans	—	1,415,813	—	1,415,813
See accompanying notes to financial statements.
BHFTI-266

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Semiconductors	$—	$7,598,163	$—	$7,598,163
Software	—	4,933,344	—	4,933,344
Telecommunications	—	4,235,362	—	4,235,362
Transportation	—	1,697,643	—	1,697,643
Water	—	696,810	—	696,810
Total Corporate Bonds & Notes	—	316,686,380	2,500,000	319,186,380
Total Asset-Backed Securities*	—	143,435,800	—	143,435,800
Total Non-Agency Mortgage-Backed Securities*	—	26,465,270	—	26,465,270
Total Foreign Government*	—	6,120,274	—	6,120,274
Total Municipals*	—	727,276	—	727,276
Total Short-Term Investments*	—	29,968,033	—	29,968,033
Securities Lending Reinvestments
Short-Term Investment Funds	200,000	—	—	200,000
Repurchase Agreements	—	5,159,773	—	5,159,773
Total Securities Lending Reinvestments	200,000	5,159,773	—	5,359,773
Total Investments	$200,000	$1,216,743,742	$2,500,000	$1,219,443,742
Collateral for Securities Loaned (Liability)	$—	$(5,359,773)	$—	$(5,359,773)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-267

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,219,443,742
Cash	129,479
Receivable for:
Fund shares sold	233,301
Principal paydowns	18,069
Interest	8,681,260
Prepaid expenses	9,605
Total Assets	1,228,515,456
Liabilities
Collateral for securities loaned	5,359,773
Payable for:
Investments purchased	6,544,430
Fund shares redeemed	40,135
Accrued Expenses:
Management fees	404,788
Distribution and service fees	93,423
Deferred trustees’ fees	224,101
Other expenses	320,097
Total Liabilities	12,986,747
Net Assets	$1,215,528,709
Net Assets Consist of:
Paid in surplus	$1,416,967,092
Distributable earnings (Accumulated losses)	(201,438,383)
Net Assets	$1,215,528,709
Net Assets
Class A	$755,751,671
Class B	459,777,038
Capital Shares Outstanding*
Class A	84,654,269
Class B	51,520,560
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.93
Class B	8.92

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,313,237,253.
(b)	Includes securities loaned at value of $14,486,254.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest	$25,900,228
Securities lending income	21,536
Total investment income	25,921,764
Expenses
Management fees	3,305,861
Administration fees	34,578
Custodian and accounting fees	63,471
Distribution and service fees—Class B	577,150
Audit and tax services	49,513
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	20,944
Insurance	5,590
Miscellaneous	11,614
Total expenses	4,111,478
Less management fee waiver	(841,492)
Net expenses	3,269,986
Net Investment Income	22,651,778
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(4,284,574)
Net change in unrealized appreciation (depreciation) on investments	29,905,272
Net realized and unrealized gain (loss)	25,620,698
Net Increase (Decrease) in Net Assets From Operations	$48,272,476
See accompanying notes to financial statements.
BHFTI-268

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$22,651,778	$47,304,816
Net realized gain (loss)	(4,284,574)	(15,831,115)
Net change in unrealized appreciation (depreciation)	29,905,272	(589,896)
Increase (decrease) in net assets from operations	48,272,476	30,883,805
From Distributions to Shareholders
Class A	(31,677,827)	(30,122,610)
Class B	(18,169,045)	(15,009,594)
Total distributions	(49,846,872)	(45,132,204)
Increase (decrease) in net assets from capital share transactions	(15,713,368)	(83,137,580)
Total increase (decrease) in net assets	(17,287,764)	(97,385,979)
Net Assets
Beginning of period	1,232,816,473	1,330,202,452
End of period	$1,215,528,709	$1,232,816,473

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,301,333	$21,036,437	2,338,787	$21,006,255
Reinvestments	3,595,667	31,677,827	3,426,918	30,122,610
Redemptions	(6,093,448)	(55,566,432)	(17,227,574)	(155,126,189)
Net increase (decrease)	(196,448)	$(2,852,168)	(11,461,869)	$(103,997,324)
Class B
Sales	1,766,328	$16,002,399	5,671,277	$51,086,864
Reinvestments	2,062,321	18,169,045	1,709,521	15,009,594
Redemptions	(5,171,243)	(47,032,644)	(5,013,226)	(45,236,714)
Net increase (decrease)	(1,342,594)	$(12,861,200)	2,367,572	$20,859,744
Increase (decrease) derived from capital shares transactions		$(15,713,368)		$(83,137,580)
See accompanying notes to financial statements.
BHFTI-269

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.96	$9.07	$8.83	$10.39	$10.78	$10.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.33	0.28	0.24	0.21	0.25
Net realized and unrealized gain (loss)	0.19	(0.13)	0.24	(1.54)	(0.33)	0.57
Total income (loss) from investment operations	0.36	0.20	0.52	(1.30)	(0.12)	0.82
Less Distributions
Distributions from net investment income	(0.39)	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)
Total distributions	(0.39)	(0.31)	(0.28)	(0.26)	(0.27)	(0.40)
Net Asset Value, End of Period	$8.93	$8.96	$9.07	$8.83	$10.39	$10.78
Total Return (%) (b)	4.08 (c)	2.28	5.99	(12.58)	(1.24)	8.16
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.59	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.45	0.44	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	3.86 (d)	3.65	3.20	2.55	2.01	2.36
Portfolio turnover rate (%)	17 (c)	24 (f)	18 (f)	55 (f)	53 (f)	46 (f)
Net assets, end of period (in millions)	$755.8	$760.1	$873.1	$900.4	$1,081.7	$1,057.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.94	$9.05	$8.81	$10.37	$10.76	$10.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.31	0.26	0.21	0.18	0.22
Net realized and unrealized gain (loss)	0.19	(0.13)	0.24	(1.54)	(0.33)	0.58
Total income (loss) from investment operations	0.35	0.18	0.50	(1.33)	(0.15)	0.80
Less Distributions
Distributions from net investment income	(0.37)	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)
Total distributions	(0.37)	(0.29)	(0.26)	(0.23)	(0.24)	(0.38)
Net Asset Value, End of Period	$8.92	$8.94	$9.05	$8.81	$10.37	$10.76
Total Return (%) (b)	3.92 (c)	2.05	5.71	(12.87)	(1.46)	7.89
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.83	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.70 (d)	0.70	0.70	0.69	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	3.61 (d)	3.40	2.96	2.29	1.76	2.11
Portfolio turnover rate (%)	17 (c)	24 (f)	18 (f)	55 (f)	53 (f)	46 (f)
Net assets, end of period (in millions)	$459.8	$472.7	$457.1	$417.4	$530.7	$510.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 22%, 17%, 33%, 27% and 25% for the years ended December 31, 2024,
2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-270

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—41.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Airbus SE	6,989	$1,462,405
General Dynamics Corp.	2,340	682,484
Howmet Aerospace, Inc.	17,053	3,174,075
RTX Corp.	6,790	991,476
Safran SA	18,707	6,092,570
		12,403,010
Air Freight & Logistics — 0.1%
FedEx Corp. (a)	3,336	758,306
Automobile Components — 0.3%
Bridgestone Corp.	800	32,669
Cie Generale des Etablissements Michelin SCA	87,113	3,241,419
Gentex Corp. (a)	16,211	356,480
		3,630,568
Automobiles — 0.5%
Kia Corp.	11,351	812,720
Suzuki Motor Corp.	122,100	1,470,957
Tesla, Inc. (b)	15,868	5,040,629
		7,324,306
Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA	94,749	1,457,249
Banco Santander SA	227,004	1,879,270
Bank Central Asia Tbk. PT	1,914,900	1,026,004
Bank of America Corp.	116,398	5,507,953
Bank Rakyat Indonesia Persero Tbk. PT	4,408,514	1,019,507
BNP Paribas SA	17,299	1,558,109
Capitec Bank Holdings Ltd.	7,741	1,556,874
Columbia Banking System, Inc.	13,999	327,297
Credicorp Ltd.	4,322	966,053
DBS Group Holdings Ltd.	119,670	4,231,448
Erste Group Bank AG	11,549	981,611
Fifth Third Bancorp	8,340	343,024
First Citizens BancShares, Inc. - Class A	598	1,169,969
Grupo Financiero Banorte SAB de CV - Class O	117,044	1,074,039
HDFC Bank Ltd.	108,840	2,537,190
HDFC Bank Ltd. (ADR)	11,726	899,032
Itau Unibanco Holding SA (ADR)	180,100	1,222,879
KBC Group NV	15,518	1,596,147
Kotak Mahindra Bank Ltd.	76,768	1,934,043
M&T Bank Corp.	8,193	1,589,360
Mitsubishi UFJ Financial Group, Inc.	265,900	3,640,605
NatWest Group PLC	300,380	2,109,114
Nordea Bank Abp	144,023	2,141,588
NU Holdings Ltd. - Class A (b)	131,402	1,802,836
PNC Financial Services Group, Inc.	3,723	694,042
Regions Financial Corp.	37,741	887,668
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
U.S. Bancorp	28,765	1,301,616
UniCredit SpA	32,502	2,179,912
Wells Fargo & Co.	71,520	5,730,182
		53,364,621
Security Description	Shares	Value
Beverages — 0.9%
Carlsberg AS - Class B (a)	6,133	$869,960
Constellation Brands, Inc. - Class A	2,267	368,796
Diageo PLC	56,306	1,416,295
Fomento Economico Mexicano SAB de CV (ADR)	8,574	882,950
Heineken NV	33,888	2,967,137
Keurig Dr. Pepper, Inc.	75,371	2,491,765
Kweichow Moutai Co. Ltd. - Class A	5,756	1,134,884
PepsiCo, Inc.	3,516	464,253
Pernod Ricard SA	14,382	1,436,634
Wuliangye Yibin Co. Ltd. - Class A	19,000	316,011
		12,348,685
Biotechnology — 0.6%
AbbVie, Inc.	21,987	4,081,227
Alnylam Pharmaceuticals, Inc. (b)	2,016	657,398
Gilead Sciences, Inc.	5,060	561,002
Insmed, Inc. (b)	6,910	695,422
Natera, Inc. (b)	5,379	908,728
Neurocrine Biosciences, Inc. (b)	2,779	349,293
Regeneron Pharmaceuticals, Inc.	618	324,450
Vertex Pharmaceuticals, Inc. (b)	709	315,647
		7,893,167
Broadline Retail — 1.6%
Alibaba Group Holding Ltd.	80,400	1,140,998
Amazon.com, Inc. (b)	74,487	16,341,703
MercadoLibre, Inc. (b)	1,124	2,937,720
Next PLC	10,395	1,775,892
		22,196,313
Building Products — 0.4%
Carlisle Cos., Inc. (a)	1,898	708,713
Fortune Brands Innovations, Inc.	9,337	480,669
Hayward Holdings, Inc. (a) (b)	5,026	69,359
Kingspan Group PLC	10,508	893,593
Trane Technologies PLC (a)	8,319	3,638,814
		5,791,148
Capital Markets — 2.4%
3i Group PLC	56,875	3,217,227
Ameriprise Financial, Inc.	750	400,298
B3 SA - Brasil Bolsa Balcao	207,812	557,674
Blackstone, Inc.	6,688	1,000,391
Charles Schwab Corp.	44,405	4,051,512
CME Group, Inc.	15,120	4,167,374
Deutsche Boerse AG	5,416	1,767,254
Goldman Sachs Group, Inc.	1,454	1,029,069
Hong Kong Exchanges & Clearing Ltd.	75,800	4,055,711
Interactive Brokers Group, Inc. - Class A	12,268	679,770
Intercontinental Exchange, Inc.	1,834	336,484
Japan Exchange Group, Inc.	104,400	1,058,613
London Stock Exchange Group PLC	14,418	2,106,739
Moody's Corp.	1,664	834,646
Morgan Stanley	18,150	2,556,609
Northern Trust Corp.	9,350	1,185,486
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-271

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Raymond James Financial, Inc.	1,577	$241,864
Robinhood Markets, Inc. - Class A (b)	6,875	643,706
State Street Corp.	10,534	1,120,186
Tradeweb Markets, Inc. - Class A	2,956	432,758
UBS Group AG	36,675	1,246,148
		32,689,519
Chemicals — 0.5%
Air Liquide SA	12,727	2,628,708
Arkema SA	8,861	654,136
Axalta Coating Systems Ltd. (b)	19,847	589,257
LG Chem Ltd.	1,660	261,171
Linde PLC	2,551	1,196,878
Novonesis (Novozymes) - B Shares (a)	13,282	953,725
Shin-Etsu Chemical Co. Ltd.	13,200	434,978
		6,718,853
Commercial Services & Supplies — 0.0%
Copart, Inc. (b)	10,629	521,565
Communications Equipment — 0.0%
Cisco Systems, Inc.	3,966	275,161
Construction & Engineering — 0.3%
Quanta Services, Inc.	3,022	1,142,558
Vinci SA	11,991	1,770,017
WillScot Holdings Corp. (a)	26,526	726,812
		3,639,387
Construction Materials — 0.1%
Eagle Materials, Inc.	1,659	335,301
Martin Marietta Materials, Inc. (a)	1,223	671,378
		1,006,679
Consumer Finance — 0.2%
American Express Co.	1,929	615,313
Capital One Financial Corp.	7,782	1,655,698
		2,271,011
Consumer Staples Distribution & Retail — 0.4%
Bid Corp. Ltd.	37,533	992,515
Casey's General Stores, Inc.	850	433,730
Koninklijke Ahold Delhaize NV	34,356	1,436,343
President Chain Store Corp.	82,000	720,246
Raia Drogasil SA	83,905	233,503
Seven & i Holdings Co. Ltd.	57,600	928,994
Wal-Mart de Mexico SAB de CV	281,916	932,684
		5,678,015
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (a)	24,627	518,891
International Paper Co.	7,234	338,768
Packaging Corp. of America	2,218	417,982
Silgan Holdings, Inc.	8,257	447,364
Security Description	Shares	Value
Containers & Packaging—(Continued)
Smurfit WestRock PLC	14,852	$640,864
		2,363,869
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc. (b)	2,671	330,109
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG	45,962	1,682,770
Koninklijke KPN NV	330,635	1,613,803
Telstra Group Ltd.	425,430	1,355,214
Verizon Communications, Inc.	15,746	681,330
		5,333,117
Electric Utilities — 0.8%
Entergy Corp.	3,563	296,157
Iberdrola SA	118,123	2,270,734
NextEra Energy, Inc.	30,975	2,150,284
PG&E Corp.	35,082	489,043
Southern Co. (a)	48,242	4,430,063
SSE PLC	46,245	1,162,470
Xcel Energy, Inc. (a)	6,856	466,894
		11,265,645
Electrical Equipment — 0.5%
AMETEK, Inc.	3,488	631,188
Eaton Corp. PLC	7,934	2,832,359
Legrand SA	17,468	2,333,266
WEG SA	140,409	1,105,575
		6,902,388
Electronic Equipment, Instruments & Components — 0.5%
Delta Electronics, Inc.	125,867	1,772,014
Jabil, Inc.	2,988	651,683
Keyence Corp.	9,800	3,935,079
TD SYNNEX Corp. (a)	7,928	1,075,829
		7,434,605
Energy Equipment & Services — 0.3%
Baker Hughes Co. (a)	73,396	2,814,003
TechnipFMC PLC	22,742	783,234
		3,597,237
Entertainment — 1.0%
NetEase, Inc.	64,775	1,747,187
Netflix, Inc. (b)	1,765	2,363,565
Sea Ltd. (ADR) (b)	4,878	780,187
Spotify Technology SA (b)	1,152	883,976
Take-Two Interactive Software, Inc. (b)	3,715	902,188
Tencent Music Entertainment Group (ADR)	29,931	583,355
Walt Disney Co.	52,512	6,512,013
		13,772,471
Financial Services — 0.7%
Berkshire Hathaway, Inc. - Class B (b)	4,331	2,103,870
Corpay, Inc. (b)	1,927	639,417
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-272

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Fidelity National Information Services, Inc.	49,755	$4,050,555
Mastercard, Inc. - Class A	4,987	2,802,395
MGIC Investment Corp.	26,703	743,411
		10,339,648
Food Products — 0.4%
Ajinomoto Co., Inc.	50,600	1,350,464
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	120,600	470,025
Nestle SA	27,940	2,775,052
Post Holdings, Inc. (b)	5,196	566,520
		5,162,061
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	3,806	546,542
Uber Technologies, Inc. (b)	9,712	906,130
Union Pacific Corp.	2,819	648,595
		2,101,267
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	15,815	2,150,998
Align Technology, Inc. (b)	2,926	553,979
Hoya Corp.	29,100	3,454,604
Intuitive Surgical, Inc. (b)	2,456	1,334,615
Medtronic PLC	7,257	632,593
Terumo Corp. (a)	68,700	1,261,006
		9,387,795
Health Care Providers & Services — 0.6%
Cencora, Inc.	3,728	1,117,841
Cigna Group	2,686	887,938
CVS Health Corp.	8,652	596,815
HCA Healthcare, Inc.	1,757	673,107
Henry Schein, Inc. (b)	15,198	1,110,214
Humana, Inc.	1,045	255,481
Labcorp Holdings, Inc.	3,477	912,747
McKesson Corp.	1,256	920,372
UnitedHealth Group, Inc.	7,334	2,287,988
		8,762,503
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (a)	11,889	138,745
Host Hotels & Resorts, Inc.	31,361	481,705
		620,450
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	338	1,956,763
Chipotle Mexican Grill, Inc. (b)	37,306	2,094,732
Compass Group PLC	45,695	1,547,698
DoorDash, Inc. - Class A (b)	4,529	1,116,444
Expedia Group, Inc. (a)	2,639	445,147
Flutter Entertainment PLC (b)	1,933	552,374
H World Group Ltd. (ADR) (a)	15,274	518,094
Hilton Worldwide Holdings, Inc.	1,207	321,472
InterContinental Hotels Group PLC	7,779	888,209
Marriott International, Inc. - Class A	11,983	3,273,875
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
McDonald's Corp.	12,391	$3,620,278
Trip.com Group Ltd.	18,250	1,063,007
Yum China Holdings, Inc.	19,202	858,521
Yum! Brands, Inc.	18,299	2,711,546
		20,968,160
Household Durables — 0.6%
Garmin Ltd.	2,472	515,956
Midea Group Co. Ltd. - Class A	120,800	1,215,545
Mohawk Industries, Inc. (b)	5,311	556,805
Sony Group Corp.	213,600	5,568,448
		7,856,754
Household Products — 0.1%
Procter & Gamble Co.	4,321	688,422
Unilever Indonesia Tbk. PT	399,500	35,807
		724,229
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	2,445	473,865
Industrial Conglomerates — 0.7%
3M Co. (a)	15,185	2,311,765
Bidvest Group Ltd.	22,588	298,683
Hitachi Ltd.	52,000	1,506,380
Siemens AG	20,985	5,382,134
		9,498,962
Industrial REITs — 0.0%
EastGroup Properties, Inc.	1,518	253,688
Insurance — 1.9%
AIA Group Ltd.	600,000	5,395,664
Allianz SE	4,460	1,807,060
Aon PLC - Class A	1,992	710,666
Arch Capital Group Ltd.	4,808	437,768
Arthur J Gallagher & Co.	1,701	544,524
Chubb Ltd.	1,992	577,122
HDFC Life Insurance Co. Ltd.	91,675	869,063
Kinsale Capital Group, Inc. (a)	706	341,633
Loews Corp.	11,606	1,063,806
Medibank Pvt Ltd.	304,760	1,014,484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,651	5,610,487
Oscar Health, Inc. - Class A (b)	17,709	379,681
Ping An Insurance Group Co. of China Ltd. - Class H	173,500	1,104,585
Progressive Corp.	2,332	622,318
QBE Insurance Group Ltd.	119,707	1,843,051
Tokio Marine Holdings, Inc.	36,000	1,518,645
Travelers Cos., Inc.	4,573	1,223,460
W.R. Berkley Corp.	7,042	517,376
		25,581,393
Interactive Media & Services — 1.6%
Alphabet, Inc. - Class C	12,760	2,263,496
Angi, Inc. (b)	4,862	74,194
IAC, Inc. (b)	9,381	350,287
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-273

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Meta Platforms, Inc. - Class A	19,910	$14,695,372
NAVER Corp.	3,440	667,877
Tencent Holdings Ltd.	67,800	4,354,597
		22,405,823
IT Services — 0.6%
Capgemini SE	5,801	992,896
Cognizant Technology Solutions Corp. - Class A	7,066	551,360
EPAM Systems, Inc. (b)	2,898	512,424
Infosys Ltd. (ADR) (a)	136,995	2,538,517
Shopify, Inc. - Class A (b)	3,903	450,211
Snowflake, Inc. - Class A (b)	4,517	1,010,769
Tata Consultancy Services Ltd.	59,960	2,419,969
Twilio, Inc. - Class A (b)	3,254	404,667
		8,880,813
Life Sciences Tools & Services — 0.3%
IQVIA Holdings, Inc. (b)	1,294	203,922
Lonza Group AG	2,691	1,922,736
Mettler-Toledo International, Inc. (b)	227	266,661
Thermo Fisher Scientific, Inc.	3,881	1,573,590
		3,966,909
Machinery — 1.1%
Atlas Copco AB - A Shares	173,167	2,805,215
Deere & Co.	1,182	601,035
Dover Corp.	4,533	830,582
IHI Corp.	14,900	1,617,754
Ingersoll Rand, Inc.	6,136	510,392
ITT, Inc.	5,083	797,167
Middleby Corp. (a) (b)	3,895	560,880
Otis Worldwide Corp.	11,143	1,103,380
Techtronic Industries Co. Ltd.	88,000	969,367
Volvo AB - B Shares	174,399	4,896,534
		14,692,306
Media — 0.0%
Omnicom Group, Inc. (a)	4,473	321,788
Metals & Mining — 0.1%
Rio Tinto Ltd.	10,868	766,356
Rio Tinto PLC	17,065	994,421
		1,760,777
Multi-Utilities — 0.2%
Dominion Energy, Inc.	25,640	1,449,173
Engie SA	72,718	1,712,399
Public Service Enterprise Group, Inc.	3,436	289,243
		3,450,815
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc.	1,995	485,822
Chevron Corp.	9,088	1,301,311
ConocoPhillips	14,072	1,262,821
Coterra Energy, Inc.	15,484	392,984
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	12,588	$1,505,651
Exxon Mobil Corp.	43,926	4,735,223
Kinder Morgan, Inc.	20,987	617,018
Shell PLC	83,384	2,922,008
TotalEnergies SE	24,744	1,521,938
Williams Cos., Inc.	18,597	1,168,077
		15,912,853
Passenger Airlines — 0.0%
Southwest Airlines Co.	14,304	464,022
Personal Care Products — 0.1%
Kao Corp. (a)	37,900	1,696,366
Pharmaceuticals — 1.7%
AstraZeneca PLC	30,515	4,255,555
Bristol-Myers Squibb Co.	69,046	3,196,139
Eli Lilly & Co.	1,477	1,151,366
Johnson & Johnson	38,889	5,940,295
Merck & Co., Inc.	6,499	514,461
Novartis AG	16,594	2,007,460
Novo Nordisk AS - Class B (a)	52,136	3,637,944
Sanofi SA	25,939	2,509,795
		23,213,015
Professional Services — 0.3%
Recruit Holdings Co. Ltd.	19,000	1,118,706
RELX PLC	46,774	2,530,313
TransUnion	4,487	394,856
		4,043,875
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	1,685	236,102
Mitsui Fudosan Co. Ltd.	158,600	1,532,149
		1,768,251
Residential REITs — 0.1%
American Homes 4 Rent - Class A	20,624	743,908
Mid-America Apartment Communities, Inc.	4,861	719,476
		1,463,384
Retail REITs — 0.1%
Federal Realty Investment Trust	1,964	186,560
Regency Centers Corp. (a)	10,390	740,080
		926,640
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	18,744	4,461,447
ASE Technology Holding Co. Ltd.	176,000	881,787
ASML Holding NV	6,828	5,466,820
Broadcom, Inc.	15,048	4,147,981
Disco Corp.	5,700	1,686,566
Infineon Technologies AG	42,399	1,804,109
NVIDIA Corp.	133,752	21,131,479
ON Semiconductor Corp. (b)	7,389	387,258
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-274

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Realtek Semiconductor Corp.	46,000	$893,221
SK Hynix, Inc.	11,329	2,453,958
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	9,604,197
Teradyne, Inc.	3,582	322,093
Texas Instruments, Inc.	5,200	1,079,624
		54,320,540
Software — 2.8%
AppLovin Corp. - Class A (b)	699	244,706
Atlassian Corp. - Class A (b)	2,728	554,030
Crowdstrike Holdings, Inc. - Class A (b)	1,798	915,739
HubSpot, Inc. (b)	1,172	652,370
Intuit, Inc.	2,212	1,742,238
Microsoft Corp.	48,604	24,176,116
Oracle Corp.	13,824	3,022,341
Palo Alto Networks, Inc. (a) (b)	5,338	1,092,368
Sage Group PLC	76,134	1,308,470
Salesforce, Inc.	10,370	2,827,795
SAP SE	3,838	1,167,472
ServiceNow, Inc. (b)	525	539,742
Synopsys, Inc. (b)	1,157	593,171
		38,836,558
Specialized REITs — 0.3%
American Tower Corp. (a)	9,341	2,064,548
Equinix, Inc.	455	361,939
Lamar Advertising Co. - Class A	4,178	507,042
Public Storage	2,026	594,469
Rayonier, Inc.	14,798	328,220
SBA Communications Corp.	2,176	511,012
Weyerhaeuser Co.	15,089	387,636
		4,754,866
Specialty Retail — 0.7%
AutoZone, Inc. (b)	361	1,340,115
Bath & Body Works, Inc.	12,340	369,706
Best Buy Co., Inc.	5,634	378,210
Home Depot, Inc.	1,776	651,153
Industria de Diseno Textil SA (a)	19,571	1,019,834
Lowe's Cos., Inc.	12,696	2,816,862
Murphy USA, Inc.	875	355,950
Ross Stores, Inc.	12,181	1,554,052
TJX Cos., Inc.	7,146	882,460
Ulta Beauty, Inc. (b)	889	415,892
		9,784,234
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	65,164	13,369,698
Hewlett Packard Enterprise Co.	41,804	854,892
Quanta Computer, Inc.	72,000	673,324
Samsung Electronics Co. Ltd. (GDR)	2,471	2,720,571
Western Digital Corp.	10,333	661,209
		18,279,694
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA - Class A	8,465	$1,600,911
Columbia Sportswear Co.	1,582	96,629
Kontoor Brands, Inc.	5,093	335,985
LVMH Moet Hennessy Louis Vuitton SE	5,034	2,640,090
		4,673,615
Tobacco — 0.2%
ITC Ltd.	265,060	1,288,039
Philip Morris International, Inc.	7,597	1,383,642
		2,671,681
Trading Companies & Distributors — 0.2%
Air Lease Corp.	5,290	309,412
ITOCHU Corp.	37,300	1,960,295
		2,269,707
Total Common Stocks (Cost $468,986,206)		571,799,062

Convertible Bonds—18.1%
Aerospace/Defense — 0.5%
MTU Aero Engines AG
0.050%, 03/18/27 (EUR)	1,800,000	2,407,707
Rheinmetall AG
2.250%, 02/07/30 (EUR)	700,000	4,792,625
		7,200,332
Airlines — 0.2%
International Consolidated Airlines Group SA
1.125%, 05/18/28 (EUR)	2,200,000	3,405,027
Auto Parts & Equipment — 0.3%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	3,200,000	4,037,093
Banks — 0.4%
Barclays Bank PLC
1.000%, 02/16/29	2,431,000	2,650,033
Morgan Stanley Finance LLC
Zero Coupon, 03/21/28	2,100,000	2,270,189
		4,920,222
Beverages — 0.1%
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	1,600,000	1,881,939
Commercial Services — 0.6%
Elis SA
2.250%, 09/22/29 (EUR)	1,100,000	2,035,741
Global Payments, Inc.
1.500%, 03/01/31 (a)	7,613,000	6,798,409
		8,834,150
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-275

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Computers — 0.2%
Lenovo Group Ltd.
2.500%, 08/26/29	1,751,000	$2,177,368
Diversified Financial Services — 0.9%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	3,000,000	3,668,838
Citigroup Global Markets Holdings, Inc.
0.800%, 02/05/30 (144A) (EUR)	2,600,000	3,157,611
1.000%, 04/09/29 (144A) (EUR)	2,000,000	2,222,884
Goldman Sachs Finance Corp. International Ltd.
Zero Coupon, 03/15/27	1,500,000	2,100,000
Zero Coupon, 03/13/28	1,400,000	1,470,638
		12,619,971
Electric — 3.2%
CenterPoint Energy, Inc.
4.250%, 08/15/26 (a)	3,283,000	3,552,206
CMS Energy Corp.
3.375%, 05/01/28	3,712,000	3,945,856
Duke Energy Corp.
4.125%, 04/15/26	3,953,000	4,182,274
Evergy, Inc.
4.500%, 12/15/27 (a)	3,831,000	4,480,354
FirstEnergy Corp.
4.000%, 05/01/26	3,989,000	4,010,940
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	2,000,000	2,932,662
PPL Capital Funding, Inc.
2.875%, 03/15/28	2,503,000	2,703,372
Southern Co.
3.875%, 12/15/25	5,742,000	6,355,246
4.500%, 06/15/27	5,276,000	5,803,658
WEC Energy Group, Inc.
4.375%, 06/01/29	5,147,000	5,926,770
		43,893,338
Electrical Components & Equipment — 0.4%
Schneider Electric SE
1.970%, 11/27/30 (EUR)	3,400,000	5,057,531
Electronics — 0.2%
Hon Hai Precision Industry Co. Ltd.
Zero Coupon, 08/05/26	2,100,000	2,399,250
Engineering & Construction — 1.0%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	6,700,000	8,372,857
2.125%, 08/11/30 (EUR)	2,600,000	3,258,790
Vinci SA
0.700%, 02/18/30 (EUR)	1,900,000	2,380,136
		14,011,783
Healthcare-Products — 0.2%
Envista Holdings Corp.
1.750%, 08/15/28 (a)	2,521,000	2,336,652
Security Description	Principal Amount*	Value
Healthcare-Services — 0.2%
Fresenius SE & Co. KGaA
Zero Coupon, 03/11/28 (EUR)	2,000,000	$2,495,771
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28	1,706,000	1,651,792
Internet — 2.6%
Alibaba Group Holding Ltd.
0.500%, 06/01/31	7,850,000	9,999,520
Baidu, Inc.
Zero Coupon, 03/12/32	6,200,000	5,890,000
JD.com, Inc.
0.250%, 06/01/29	6,638,000	6,906,839
Meituan
Zero Coupon, 04/27/28	2,900,000	2,815,900
Uber Technologies, Inc.
0.875%, 12/01/28	7,637,000	10,894,181
		36,506,440
Investment Companies — 0.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, 08/15/28 (144A)	1,181,000	1,362,874
Simon Global Development BV
3.500%, 11/14/26 (EUR)	2,100,000	3,046,577
Wendel SE
2.625%, 03/27/26 (EUR)	2,000,000	2,405,275
		6,814,726
Iron/Steel — 0.1%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	300,000,000	2,040,525
Lodging — 0.1%
Accor SA
0.700%, 12/07/27 (EUR)	3,101,600	2,020,652
Mining — 0.5%
Gold Pole Capital Co. Ltd.
1.000%, 06/25/29	5,300,000	6,251,350
Oil & Gas — 0.3%
Eni SpA
2.950%, 09/14/30 (EUR)	2,900,000	3,514,029
Real Estate — 0.7%
Fastighets AB Balder
3.500%, 02/23/28 (EUR)	1,400,000	1,979,089
LEG Properties BV
1.000%, 09/04/30 (EUR)	4,800,000	5,766,379
TAG Immobilien AG
0.625%, 03/11/31 (EUR)	1,700,000	2,130,513
		9,875,981
Real Estate Investment Trusts — 1.7%
COPT Defense Properties LP
5.250%, 09/15/28 (144A)	1,207,000	1,362,218
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-276

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	1,700,000	$1,209,483
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	3,184,000	3,347,658
Federal Realty OP LP
3.250%, 01/15/29 (144A) (a)	1,359,000	1,350,167
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A)	4,375,000	4,274,375
Ventas Realty LP
3.750%, 06/01/26	2,383,000	2,848,876
Welltower OP LLC
2.750%, 05/15/28 (144A)	3,243,000	5,279,604
3.125%, 07/15/29 (144A) (a)	2,521,000	3,341,585
		23,013,966
Retail — 0.4%
Anllian Capital 2 Ltd.
Zero Coupon, 12/05/29 (EUR)	4,900,000	6,135,591
Semiconductors — 1.4%
Microchip Technology, Inc.
0.750%, 06/01/30 (a)	1,382,000	1,357,124
SK Hynix, Inc.
1.750%, 04/11/30	4,800,000	12,712,800
STMicroelectronics NV
Zero Coupon, 08/04/27	5,200,000	5,159,751
		19,229,675
Software — 0.7%
Akamai Technologies, Inc.
0.250%, 05/15/33 (144A)	1,324,000	1,367,030
0.375%, 09/01/27	6,129,000	5,935,936
1.125%, 02/15/29	3,007,000	2,846,126
		10,149,092
Telecommunications — 0.3%
Xiaomi Best Time International Ltd.
Zero Coupon, 12/17/27	2,200,000	3,580,500
Water — 0.3%
American Water Capital Corp.
3.625%, 06/15/26	4,456,000	4,473,378
Total Convertible Bonds (Cost $236,845,503)		250,528,124

Corporate Bonds & Notes—11.8%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	173,786
Boeing Co.
3.100%, 05/01/26	80,000	78,937
3.250%, 03/01/28	100,000	96,581
3.825%, 03/01/59	79,000	53,280
3.950%, 08/01/59	325,000	222,168
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co.
5.150%, 05/01/30	150,000	$152,715
5.805%, 05/01/50 (a)	80,000	76,720
6.528%, 05/01/34	65,000	70,624
7.008%, 05/01/64	76,000	83,474
GE Capital Funding LLC
4.550%, 05/15/32	200,000	198,735
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	82,517
5.400%, 07/31/33	100,000	102,718
Lockheed Martin Corp.
5.700%, 11/15/54	150,000	151,311
RTX Corp.
1.900%, 09/01/31	347,000	296,695
4.150%, 05/15/45	253,000	207,193
4.875%, 10/15/40	240,000	225,686
		2,273,140
Agriculture — 0.4%
Altria Group, Inc.
2.450%, 02/04/32	360,000	310,492
3.400%, 02/04/41	274,000	203,259
5.625%, 02/06/35	210,000	214,070
BAT Capital Corp.
3.734%, 09/25/40	229,000	180,765
4.390%, 08/15/37	151,000	135,027
4.540%, 08/15/47	141,000	113,903
5.625%, 08/15/35	170,000	172,987
5.834%, 02/20/31	89,000	93,655
6.343%, 08/02/30 (a)	176,000	189,654
7.079%, 08/02/43	234,000	257,722
Bunge Ltd. Finance Corp.
4.650%, 09/17/34	76,000	73,740
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	577,343
5.875%, 07/01/34 (144A)	440,000	451,368
6.375%, 07/01/55 (144A)	270,000	273,785
Japan Tobacco, Inc.
5.850%, 06/15/35 (144A)	205,000	214,366
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	47,982
4.750%, 11/01/31	545,000	549,013
5.125%, 02/13/31	214,000	220,408
5.375%, 02/15/33 (a)	347,000	358,353
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	183,669
		4,821,561
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	467,040	436,459
3.600%, 09/15/28 (144A)	68,766	67,138
3.750%, 06/15/29 (144A)	339,605	330,143
American Airlines Pass-Through Trust
3.200%, 12/15/29	242,800	232,717
3.600%, 03/22/29	114,723	111,613
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-277

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Airlines—(Continued)
American Airlines Pass-Through Trust
4.100%, 07/15/29	80,403	$77,728
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	97,352	90,451
4.125%, 03/20/33 (144A)	313,260	299,554
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	76,143	74,702
United Airlines Pass-Through Trust
3.450%, 06/01/29	282,412	273,878
3.700%, 09/01/31	47,620	44,398
4.150%, 02/25/33	147,956	141,700
5.450%, 08/15/38	192,312	194,085
5.875%, 08/15/38	214,120	213,124
		2,587,690
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32	298,000	251,243
Ford Motor Credit Co. LLC
7.200%, 06/10/30	214,000	225,213
General Motors Co.
5.950%, 04/01/49	76,000	71,042
6.600%, 04/01/36	85,000	90,024
General Motors Financial Co., Inc.
2.350%, 01/08/31	146,000	126,464
5.450%, 07/15/30	130,000	131,826
5.625%, 04/04/32	195,000	197,302
5.900%, 01/07/35	205,000	206,088
5.950%, 04/04/34 (a)	169,000	171,403
6.100%, 01/07/34	169,000	173,940
6.150%, 07/15/35	80,000	81,798
Hyundai Capital America
4.550%, 09/26/29 (144A)	100,000	99,108
5.400%, 03/29/32 (144A)	56,000	56,672
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A)	600,000	602,929
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A) (a)	448,000	452,031
5.800%, 03/27/35 (144A) (a)	200,000	201,459
		3,138,542
Banks — 3.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	279,757
4.988%, 1Y H15 + 0.780%, 12/03/28 (144A) (e)	300,000	304,040
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (e)	200,000	203,508
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	211,591
Banco Bilbao Vizcaya Argentaria SA
5.381%, 03/13/29	400,000	411,931
Banco Santander SA
5.588%, 08/08/28	600,000	619,821
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	202,000	144,078
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,040,000	933,322
3.846%, 5Y H15 + 2.000%, 03/08/37 (e)	107,000	97,915
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,067,000	$1,050,257
4.571%, SOFR + 1.830%, 04/27/33 (e)	85,000	83,646
5.162%, SOFR + 1.000%, 01/24/31 (e)	380,000	389,481
5.202%, SOFR + 1.630%, 04/25/29 (e)	898,000	917,722
5.464%, SOFR + 1.640%, 05/09/36 (e)	680,000	697,281
5.468%, SOFR + 1.650%, 01/23/35 (e)	85,000	87,324
5.518%, SOFR + 1.738%, 10/25/35 (e)	115,000	115,001
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	250,012
6.625%, 5Y H15 + 2.684%, 05/01/30 (e)	119,000	123,243
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	193,720
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	474,014
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (e)	43,000	43,356
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	165,176
Banque Federative du Credit Mutuel SA
5.538%, 01/22/30 (144A)	200,000	207,363
Barclays PLC
5.785%, SOFR + 1.590%, 02/25/36 (e)	200,000	204,418
6.224%, SOFR + 2.980%, 05/09/34 (a) (e)	230,000	244,112
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	240,336
4.792%, SOFR + 1.450%, 05/09/29 (144A) (e)	200,000	201,021
5.085%, SOFR + 1.678%, 05/09/31 (144A) (e)	250,000	252,437
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	275,630
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	209,733
5.497%, SOFR + 1.590%, 05/20/30 (144A) (e)	260,000	266,972
5.786%, SOFR + 1.620%, 01/13/33 (144A) (e)	400,000	416,122
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	300,000	315,532
BPCE SA
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	379,000	328,519
6.027%, SOFR + 1.956%, 05/28/36 (144A) (e)	250,000	257,537
6.293%, SOFR + 2.040%, 01/14/36 (144A) (e)	500,000	525,087
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	264,775
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	698,000	714,834
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	437,179
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	578,000	505,370
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	212,620
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	667,000	653,777
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	90,000	89,108
4.542%, SOFR + 1.338%, 09/19/30 (e)	102,000	101,538
4.952%, SOFR + 1.463%, 05/07/31 (e)	600,000	606,838
5.333%, SOFR + 1.465%, 03/27/36 (e)	289,000	291,268
5.827%, SOFR + 2.056%, 02/13/35 (e)	203,000	207,134
6.020%, SOFR + 1.830%, 01/24/36 (e)	170,000	174,576
6.750%, 5Y H15 + 2.572%, 02/15/30 (e)	290,000	292,136
6.950%, 5Y H15 + 2.726%, 02/15/30 (e)	187,000	190,987
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	329,000	339,104
Credit Agricole SA
5.230%, SOFR + 1.130%, 01/09/29 (144A) (e)	295,000	299,797
5.862%, SOFR + 1.740%, 01/09/36 (144A) (e)	250,000	259,154
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	294,283
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-278

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole SA
6.700%, 5Y USD SOFR ICE Swap + 3.596%, 09/23/34 (144A) (e)	210,000	$205,469
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (e)	660,000	657,303
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (e)	200,000	202,267
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	207,506
Deutsche Bank AG
5.297%, SOFR + 1.720%, 05/09/31 (e)	525,000	533,201
5.373%, SOFR + 1.210%, 01/10/29 (e)	155,000	157,721
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	157,571
6.819%, SOFR + 2.510%, 11/20/29 (e)	150,000	159,993
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (a) (e)	120,000	114,552
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	349,338
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	322,000	280,838
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	126,210
4.692%, SOFR + 1.135%, 10/23/30 (a) (e)	232,000	232,697
5.207%, SOFR + 1.078%, 01/28/31 (e)	305,000	312,139
5.218%, SOFR + 1.580%, 04/23/31 (e)	829,000	849,867
5.330%, SOFR + 1.550%, 07/23/35 (e)	693,000	699,025
5.536%, SOFR + 1.380%, 01/28/36 (e)	91,000	93,319
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,448,000	1,535,989
HSBC Holdings PLC
5.130%, SOFR + 1.040%, 11/19/28 (e)	230,000	232,925
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	314,383
5.240%, SOFR + 1.570%, 05/13/31 (e)	1,250,000	1,272,734
5.286%, SOFR + 1.290%, 11/19/30 (a) (e)	630,000	643,590
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (e)	50,000	51,230
5.709%, SOFR + 1.870%, 02/02/35 (e)	200,000	204,387
6.208%, SOFR + 2.020%, 08/21/29 (e)	154,000	161,595
ING Groep NV
5.422%, SOFR + 1.010%, 03/25/29 (e)	355,000	355,232
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (e)	435,000	351,784
7.200%, 11/28/33 (144A)	250,000	280,744
KeyBank NA
3.900%, 04/13/29	339,000	327,436
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (e)	256,000	249,565
5.121%, SOFR + 1.227%, 04/04/31 (a) (e)	85,000	86,015
M&T Bank Corp.
4.833%, SOFR + 0.930%, 01/16/29 (e)	33,000	33,271
5.179%, SOFR + 1.400%, 07/08/31 (e)	119,000	120,971
Mellon Capital IV
5.146%, 3M TSFR + 0.827%, 07/30/25 (e)	72,000	61,115
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (e)	200,000	204,749
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	186,950
5.323%, 1Y H15 + 1.070%, 07/08/36 (e)	200,000	200,348
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	376,440
2.484%, SOFR + 1.360%, 09/16/36 (e)	778,000	661,094
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
2.511%, SOFR + 1.200%, 10/20/32 (e)	338,000	$295,990
4.654%, SOFR + 1.100%, 10/18/30 (e)	364,000	364,694
4.889%, SOFR + 2.076%, 07/20/33 (e)	230,000	230,232
5.042%, SOFR + 1.215%, 07/19/30 (e)	219,000	222,721
5.192%, SOFR + 1.510%, 04/17/31 (e)	198,000	202,976
5.230%, SOFR + 1.108%, 01/15/31 (e)	280,000	286,634
5.320%, SOFR + 1.555%, 07/19/35 (e)	65,000	65,793
5.466%, SOFR + 1.730%, 01/18/35 (e)	222,000	227,117
5.516%, SOFR + 1.710%, 11/19/55 (e)	205,000	200,332
5.656%, SOFR + 1.260%, 04/18/30 (e)	280,000	290,839
5.664%, SOFR + 1.757%, 04/17/36 (e)	578,000	598,951
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	510,558
NatWest Group PLC
5.076%, 01/27/30 (a)	200,000	202,929
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	294,515
8.125%, 5Y H15 + 3.752%, 11/10/33 (a) (e)	200,000	215,731
NatWest Markets PLC
5.022%, 03/21/30 (144A)	260,000	264,102
5.410%, 05/17/29 (144A)	200,000	206,616
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	151,000	145,827
4.812%, SOFR + 1.259%, 10/21/32 (e)	178,000	178,409
4.899%, SOFR + 1.333%, 05/13/31 (e)	95,000	96,207
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	210,040
6.875%, SOFR + 2.284%, 10/20/34 (e)	279,000	311,895
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (e)	100,000	100,176
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	223,768
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (e)	635,000	634,166
5.694%, SOFR + 1.524%, 04/15/31 (e)	300,000	309,427
Societe Generale SA
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (e)	340,000	299,888
5.250%, 02/19/27 (144A)	200,000	202,012
5.512%, SOFR + 1.650%, 05/22/31 (144A) (e)	515,000	525,199
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	207,975
Standard Chartered PLC
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (a) (e)	200,000	204,009
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	628,753
State Street Corp.
4.834%, 04/24/30	105,000	106,948
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	107,000	111,739
6.700%, 5Y H15 + 2.628%, 09/15/29 (e)	249,000	260,396
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	417,496
Toronto-Dominion Bank
5.298%, 01/30/32	235,000	241,182
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	520,000	520,325
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	167,661
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (e)	215,000	219,309
5.836%, SOFR + 2.260%, 06/12/34 (e)	258,000	271,007
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-279

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (e)	200,000	$207,676
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	218,295
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (e)	200,000	231,282
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	508,142
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	263,529
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	204,000	201,909
4.970%, SOFR + 1.370%, 04/23/29 (e)	80,000	81,119
5.150%, SOFR + 1.500%, 04/23/31 (e)	324,000	331,829
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	153,645
5.211%, SOFR + 1.380%, 12/03/35 (e)	95,000	95,365
5.244%, SOFR + 1.110%, 01/24/31 (e)	335,000	343,656
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,116,000	1,151,743
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,111,000	1,147,171
5.605%, SOFR + 1.740%, 04/23/36 (e)	619,000	638,944
5.707%, SOFR + 1.070%, 04/22/28 (e)	311,000	317,754
		48,093,659
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	389,000	379,567
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	440,000	429,330
Anheuser-Busch InBev Worldwide, Inc.
5.800%, 01/23/59	13,000	13,314
Coca-Cola Co.
2.500%, 06/01/40	61,000	44,475
5.300%, 05/13/54	13,000	12,649
Constellation Brands, Inc.
2.875%, 05/01/30	220,000	203,444
4.900%, 05/01/33	92,000	91,157
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	82,000	55,085
Molson Coors Beverage Co.
4.200%, 07/15/46	56,000	44,677
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	280,000	278,623
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	188,918
		1,741,239
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	221,000	202,394
3.150%, 02/21/40	47,000	36,203
4.200%, 02/22/52	320,000	250,549
4.663%, 06/15/51	45,000	38,526
4.875%, 03/01/53	100,000	87,328
5.650%, 03/02/53	249,000	243,123
5.750%, 03/02/63	156,000	151,662
Biogen, Inc.
2.250%, 05/01/30	771,000	694,721
5.750%, 05/15/35	245,000	252,305
Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.
2.600%, 10/01/40	344,000	$246,808
2.800%, 10/01/50	165,000	103,725
5.250%, 10/15/33	296,000	306,220
5.500%, 11/15/54 (a)	159,000	155,756
		2,769,320
Chemicals — 0.1%
CF Industries, Inc.
4.950%, 06/01/43	37,000	32,894
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750%, 05/15/30 (144A)	265,000	268,509
Dow Chemical Co.
4.375%, 11/15/42	79,000	64,283
DuPont de Nemours, Inc.
5.319%, 11/15/38	331,000	342,631
5.419%, 11/15/48	75,000	75,528
EIDP, Inc.
5.125%, 05/15/32	245,000	249,837
Nutrien Ltd.
5.000%, 04/01/49	75,000	66,815
		1,100,497
Commercial Services — 0.1%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	50,000	50,439
6.319%, 12/04/28 (144A)	150,000	158,150
Ford Foundation
2.815%, 06/01/70	55,000	30,673
Global Payments, Inc.
2.900%, 11/15/31 (a)	83,000	73,411
3.200%, 08/15/29 (a)	718,000	678,952
Pepperdine University
3.301%, 12/01/59	100,000	61,756
Quanta Services, Inc.
2.350%, 01/15/32	115,000	99,009
2.900%, 10/01/30	70,000	64,530
5.250%, 08/09/34	306,000	309,747
University of Southern California
3.226%, 10/01/2120	100,000	57,118
		1,583,785
Computers — 0.1%
Accenture Capital, Inc.
4.250%, 10/04/31 (a)	133,000	131,757
4.500%, 10/04/34	182,000	177,125
Apple, Inc.
2.650%, 02/08/51	185,000	114,865
2.700%, 08/05/51	352,000	220,175
2.800%, 02/08/61	77,000	45,533
2.950%, 09/11/49	120,000	80,549
Dell International LLC/EMC Corp.
5.300%, 04/01/32	185,000	189,090
Hewlett Packard Enterprise Co.
4.550%, 10/15/29	61,000	60,695
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-280

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	120,000	$116,402
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	187,432
Leidos, Inc.
4.375%, 05/15/30	497,000	489,679
5.400%, 03/15/32	144,000	146,974
5.750%, 03/15/33	90,000	93,762
		2,054,038
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	76,000	70,311
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	705,000	671,636
4.625%, 09/10/29	150,000	150,033
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	150,000	151,236
American Express Co.
4.731%, SOFR + 1.260%, 04/25/29 (e)	98,000	99,114
5.442%, SOFR + 1.320%, 01/30/36 (a) (e)	80,000	81,665
5.667%, SOFR + 1.790%, 04/25/36 (e)	80,000	82,842
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	79,927
5.125%, 04/10/30 (144A)	65,000	65,614
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	363,123
4.250%, 04/15/26 (144A)	105,000	104,390
4.375%, 05/01/26 (144A)	305,000	303,162
5.150%, 01/15/30 (144A) (a)	577,000	581,197
5.375%, 05/30/30 (144A) (a)	330,000	336,158
5.500%, 01/15/26 (144A)	185,000	185,284
5.750%, 03/01/29 (144A)	154,000	158,200
5.750%, 11/15/29 (144A)	90,000	92,644
6.375%, 05/04/28 (144A) (a)	320,000	333,681
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	45,000	44,970
5.200%, 03/27/28 (144A)	110,000	111,226
		3,996,102
Electric — 1.5%
AES Corp.
5.450%, 06/01/28 (a)	180,000	183,940
5.800%, 03/15/32	195,000	197,979
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	296,000	310,567
Ameren Corp.
5.375%, 03/15/35	320,000	321,998
Arizona Public Service Co.
4.700%, 01/15/44	50,000	41,812
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	66,279
3.200%, 09/15/49	66,000	44,751
5.400%, 06/01/53	85,000	81,060
Security Description	Principal Amount*	Value

Electric—(Continued)
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	$58,974
CMS Energy Corp.
6.500%, 5Y H15 + 1.961%, 06/01/55 (e)	125,000	125,299
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	54,769
4.700%, 01/15/44	133,000	118,470
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48 (a)	30,000	25,467
Constellation Energy Generation LLC
5.600%, 06/15/42	42,000	40,865
5.750%, 10/01/41	120,000	119,993
6.500%, 10/01/53 (a)	180,000	193,164
Consumers Energy Co.
3.950%, 05/15/43	147,000	120,104
4.500%, 01/15/31	117,000	117,458
Dominion Energy, Inc.
4.700%, 12/01/44	71,000	60,858
4.900%, 08/01/41	147,000	132,556
5.450%, 03/15/35	50,000	50,425
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	80,000	84,159
7.000%, 5Y H15 + 2.511%, 06/01/54 (e)	120,000	128,752
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	269,915
DTE Energy Co.
5.200%, 04/01/30	385,000	393,965
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	250,439
5.400%, 01/15/54 (a)	27,000	25,967
Duke Energy Corp.
6.100%, 09/15/53	210,000	213,588
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	58,321
5.250%, 03/01/34	154,000	157,441
5.400%, 04/01/53	115,000	109,552
Duke Energy Ohio, Inc.
5.250%, 04/01/33	178,000	183,320
5.300%, 06/15/35	310,000	314,765
5.550%, 03/15/54	103,000	100,624
Duke Energy Progress LLC
5.050%, 03/15/35	215,000	215,911
5.250%, 03/15/33	75,000	77,427
5.550%, 03/15/55 (a)	8,000	7,819
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	319,000	309,125
Edison International
5.250%, 03/15/32	142,000	134,702
Emera U.S. Finance LP
2.639%, 06/15/31	118,000	103,607
4.750%, 06/15/46	291,000	241,938
Enel Finance International NV
2.500%, 07/12/31 (144A)	455,000	399,120
5.125%, 06/26/29 (144A)	225,000	229,188
Entergy Arkansas LLC
5.750%, 06/01/54	62,000	61,410
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-281

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	298,000	$308,328
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	134,443
5.700%, 03/15/54	150,000	148,020
5.800%, 03/15/55	140,000	140,016
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	280,393
5.800%, 04/15/55 (a)	222,000	222,126
Entergy Texas, Inc.
5.550%, 09/15/54	36,000	34,339
Exelon Corp.
6.500%, 5Y H15 + 1.975%, 03/15/55 (e)	175,000	178,004
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	166,000	140,702
5.450%, 07/15/44 (144A)	49,000	46,696
Florida Power & Light Co.
5.700%, 03/15/55	130,000	131,486
5.800%, 03/15/65	38,000	38,530
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	734,692
5.400%, 06/01/33 (144A)	288,000	291,288
5.650%, 05/09/34 (144A)	173,000	177,417
Jersey Central Power & Light Co.
5.100%, 01/15/35	70,000	69,793
6.150%, 06/01/37	100,000	106,308
Monongahela Power Co.
5.850%, 02/15/34 (144A)	248,000	257,843
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (a) (e)	275,000	273,667
NextEra Energy Capital Holdings, Inc.
5.450%, 03/15/35	80,000	81,537
5.900%, 03/15/55	410,000	411,293
6.375%, 5Y H15 + 2.053%, 08/15/55 (e)	97,000	99,052
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	125,000	129,684
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	93,000	92,276
5.996%, 07/03/55 (144A)	45,000	45,000
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	342,371
7.000%, 03/15/33 (144A)	128,000	140,505
Ohio Power Co.
2.900%, 10/01/51	115,000	70,219
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	199,223
3.750%, 08/15/42	37,000	26,377
3.950%, 12/01/47	159,000	112,174
4.250%, 03/15/46	82,000	61,002
4.300%, 03/15/45	60,000	45,287
4.550%, 07/01/30	71,744	70,024
4.600%, 06/15/43	178,000	140,993
5.550%, 05/15/29	91,000	92,467
5.700%, 03/01/35	323,000	320,067
5.800%, 05/15/34	12,000	11,998
6.000%, 08/15/35	290,000	293,253
6.100%, 01/15/29	253,000	262,122
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
6.400%, 06/15/33	526,000	$549,834
6.750%, 01/15/53	10,000	10,061
PacifiCorp
2.900%, 06/15/52	122,000	72,228
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	570,150
5.536%, 07/15/49	135,000	130,959
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	61,256
5.099%, 06/01/54	165,000	152,183
5.212%, 12/01/49	85,000	80,553
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	46,485
Public Service Co. of Oklahoma
5.200%, 01/15/35	145,000	144,739
5.450%, 01/15/36	445,000	448,181
6.625%, 11/15/37	100,000	108,696
Puget Energy, Inc.
4.224%, 03/15/32	422,000	397,150
5.725%, 03/15/35 (144A)	113,000	113,677
Puget Sound Energy, Inc.
5.638%, 04/15/41	71,000	70,297
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	144,718
5.350%, 04/01/53	420,000	392,239
5.400%, 04/15/35	250,000	255,277
SCE Recovery Funding LLC
4.697%, 06/15/42	144,194	140,172
5.112%, 12/14/49	65,000	60,570
Sempra
6.875%, 5Y H15 + 2.789%, 10/01/54 (a) (e)	115,000	115,971
Sigeco Securitization I LLC
5.026%, 11/15/38	133,736	134,775
Southern California Edison Co.
3.650%, 03/01/28	78,000	75,834
3.900%, 03/15/43	122,000	89,925
4.050%, 03/15/42	150,000	112,528
5.200%, 06/01/34	449,000	435,460
5.250%, 03/15/30	116,000	117,199
5.450%, 03/01/35	52,000	51,044
5.700%, 03/01/53	65,000	58,310
5.875%, 12/01/53	336,000	306,696
5.900%, 03/01/55	60,000	54,862
5.950%, 02/01/38	91,000	90,917
Southern Co.
5.200%, 06/15/33	120,000	122,094
Southern Power Co.
4.950%, 12/15/46	214,000	184,856
5.150%, 09/15/41	100,000	94,575
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	67,171
4.850%, 12/01/48	150,000	130,453
5.500%, 04/15/53 (a)	235,000	222,564
Union Electric Co.
5.200%, 04/01/34	137,000	139,259
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-282

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Union Electric Co.
5.250%, 04/15/35	170,000	$173,601
5.250%, 01/15/54	89,000	82,149
5.450%, 03/15/53	140,000	135,065
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	140,257
5.650%, 03/15/55 (a)	160,000	157,587
5.700%, 08/15/53 (a)	91,000	89,605
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A) (a)	265,000	269,849
6.000%, 04/15/34 (144A)	172,000	178,615
6.950%, 10/15/33 (144A)	114,000	125,182
		21,204,686
Electronics — 0.0%
Honeywell International, Inc.
5.250%, 03/01/54	90,000	85,381
Tyco Electronics Group SA
5.000%, 05/09/35	90,000	89,630
		175,011
Entertainment — 0.0%
Warnermedia Holdings, Inc.
4.279%, 03/15/32	339,000	285,184
Environmental Control — 0.0%
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	445,000	429,251
Veralto Corp.
5.350%, 09/18/28	140,000	144,294
		573,545
Food — 0.2%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A) (a)	366,000	361,615
J.M. Smucker Co.
6.200%, 11/15/33	80,000	85,863
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	289,000	253,008
3.750%, 12/01/31	85,000	79,092
4.375%, 02/02/52	85,000	65,516
6.750%, 03/15/34	75,000	81,875
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	380,000	380,559
6.375%, 04/15/66 (144A)	170,000	171,253
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	128,000	132,605
6.375%, 02/25/55 (144A) (a)	75,000	76,994
Kraft Heinz Foods Co.
4.625%, 10/01/39	60,000	53,820
Kroger Co.
5.000%, 09/15/34	30,000	29,785
5.400%, 07/15/40	141,000	137,708
5.500%, 09/15/54	30,000	28,478
5.650%, 09/15/64	196,000	185,541
Security Description	Principal Amount*	Value

Food—(Continued)
Mars, Inc.
3.875%, 04/01/39 (144A)	80,000	$68,851
5.000%, 03/01/32 (144A) (a)	140,000	141,861
5.200%, 03/01/35 (144A)	200,000	202,396
5.650%, 05/01/45 (144A)	248,000	248,600
5.700%, 05/01/55 (144A)	295,000	294,280
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	251,000	228,003
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	72,467
		3,380,170
Gas — 0.1%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A)	107,000	104,932
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (a) (e)	120,000	124,916
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/50	143,000	95,335
Southern California Gas Co.
6.350%, 11/15/52	225,000	241,082
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	161,000	102,874
3.950%, 10/01/46	261,000	200,595
4.400%, 06/01/43	345,000	289,471
5.750%, 09/15/33	86,000	90,180
		1,249,385
Healthcare-Products — 0.2%
Baxter International, Inc.
2.272%, 12/01/28	130,000	121,024
2.539%, 02/01/32 (a)	780,000	679,836
Boston Scientific Corp.
4.550%, 03/01/39	60,000	56,761
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	68,376
Solventum Corp.
5.400%, 03/01/29	509,000	524,151
5.450%, 03/13/31	288,000	299,045
5.600%, 03/23/34	86,000	88,507
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34 (a)	338,000	339,087
5.500%, 02/19/35	213,000	218,496
		2,395,283
Healthcare-Services — 0.4%
Aetna, Inc.
4.750%, 03/15/44	133,000	112,601
6.750%, 12/15/37	50,000	54,014
AHS Hospital Corp.
5.024%, 07/01/45	110,000	102,134
Children's Hospital
2.928%, 07/15/50	100,000	62,554
CommonSpirit Health
2.782%, 10/01/30	70,000	64,081
3.910%, 10/01/50	65,000	48,125
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-283

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	$76,191
Elevance Health, Inc.
4.625%, 05/15/42	178,000	156,138
4.650%, 01/15/43	111,000	97,317
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	166,108
HCA, Inc.
3.625%, 03/15/32	31,000	28,594
4.625%, 03/15/52	198,000	159,116
5.450%, 09/15/34	92,000	92,796
5.500%, 03/01/32	370,000	381,852
5.600%, 04/01/34	330,000	337,639
5.625%, 09/01/28 (a)	480,000	494,188
5.750%, 03/01/35	244,000	250,923
5.875%, 02/01/29 (a)	614,000	637,247
5.950%, 09/15/54	111,000	107,876
6.100%, 04/01/64 (a)	90,000	87,768
6.200%, 03/01/55	39,000	39,278
MyMichigan Health
3.409%, 06/01/50	40,000	28,206
NYU Langone Hospitals
3.380%, 07/01/55	90,000	60,545
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	57,918
Quest Diagnostics, Inc.
5.000%, 12/15/34	244,000	242,805
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	103,022
5.050%, 04/15/53	126,000	112,465
5.350%, 02/15/33 (a)	290,000	298,796
5.375%, 04/15/54	126,000	117,787
5.875%, 02/15/53	90,000	90,173
6.050%, 02/15/63	115,000	116,693
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	63,349
		4,848,299
Home Builders — 0.0%
Lennar Corp.
5.200%, 07/30/30	140,000	142,633
MDC Holdings, Inc.
6.000%, 01/15/43	173,000	156,500
		299,133
Insurance — 0.2%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	362,776
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	185,000	143,155
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	36,088
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	77,772
5.875%, 06/10/27 (144A)	100,000	102,207
Security Description	Principal Amount*	Value

Insurance—(Continued)
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	$62,303
Hartford Insurance Group, Inc.
4.300%, 04/15/43	25,000	21,071
6.100%, 10/01/41	25,000	25,887
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	169,456
New York Life Global Funding
1.200%, 08/07/30 (144A)	111,000	94,861
New York Life Insurance Co.
3.750%, 05/15/50 (144A) (a)	107,000	79,046
4.450%, 05/15/69 (144A)	137,000	106,636
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	230,000	241,808
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	76,029
Principal Financial Group, Inc.
4.111%, 02/15/28 (144A)	121,000	119,829
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (a) (e)	115,000	118,134
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	81,181
6.850%, 12/16/39 (144A)	316,000	355,770
		2,274,009
Internet — 0.2%
Alphabet, Inc.
1.900%, 08/15/40	100,000	67,161
5.250%, 05/15/55	70,000	68,941
5.300%, 05/15/65	60,000	58,749
Amazon.com, Inc.
2.700%, 06/03/60	93,000	53,411
3.875%, 08/22/37	177,000	160,105
3.950%, 04/13/52 (a)	142,000	112,056
Meta Platforms, Inc.
4.450%, 08/15/52	304,000	256,305
5.400%, 08/15/54	493,000	480,794
5.550%, 08/15/64	80,000	78,179
5.600%, 05/15/53	40,000	39,999
5.750%, 05/15/63	57,000	57,619
Netflix, Inc.
6.375%, 05/15/29	387,000	416,510
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (a)	236,000	234,334
4.800%, 09/15/34	240,000	235,737
5.350%, 09/15/54 (a)	181,000	168,829
		2,488,729
Lodging — 0.0%
Marriott International, Inc.
5.100%, 04/15/32	80,000	80,901
5.500%, 04/15/37 (a)	160,000	160,027
		240,928
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-284

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
5.200%, 05/15/35	210,000	$214,064
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	195,000	179,880
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	196,822
6.400%, 04/15/33	77,000	81,297
		457,999
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	145,000	105,197
3.500%, 03/01/42	105,000	74,870
3.700%, 04/01/51	132,000	87,926
4.800%, 03/01/50	135,000	108,009
6.384%, 10/23/35	359,000	377,061
Comcast Corp.
2.887%, 11/01/51	1,077,000	655,438
2.937%, 11/01/56	769,000	451,519
3.200%, 07/15/36	422,000	353,261
3.250%, 11/01/39	115,000	90,095
5.300%, 05/15/35	305,000	310,771
Time Warner Cable LLC
5.500%, 09/01/41	200,000	181,854
5.875%, 11/15/40	275,000	264,017
6.550%, 05/01/37 (a)	252,000	260,270
		3,320,288
Mining — 0.1%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	260,000	235,061
BHP Billiton Finance USA Ltd.
5.125%, 02/21/32	65,000	66,552
Freeport-McMoRan, Inc.
5.450%, 03/15/43	170,000	160,653
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	180,207
5.186%, 04/01/30 (144A)	80,000	81,563
5.634%, 04/04/34 (144A)	80,000	81,538
5.673%, 04/01/35 (144A)	515,000	525,382
6.375%, 10/06/30 (144A)	201,000	215,724
		1,546,680
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.150%, 11/02/42	200,000	172,124
5.800%, 03/15/37	100,000	104,908
		277,032
Oil & Gas — 0.5%
Antero Resources Corp.
5.375%, 03/01/30 (144A)	227,000	228,452
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BG Energy Capital PLC
5.125%, 10/15/41 (144A)	200,000	$188,890
ConocoPhillips Co.
5.500%, 01/15/55	85,000	80,650
5.700%, 09/15/63	231,000	220,923
Coterra Energy, Inc.
5.400%, 02/15/35	70,000	69,291
5.900%, 02/15/55	255,000	237,366
Devon Energy Corp.
5.750%, 09/15/54	85,000	76,524
Diamondback Energy, Inc.
5.750%, 04/18/54	87,000	80,755
Eni SpA
5.700%, 10/01/40 (144A)	150,000	144,204
5.950%, 05/15/54 (144A)	200,000	193,488
EQT Corp.
4.750%, 01/15/31 (144A)	322,000	316,936
6.375%, 04/01/29 (144A)	120,000	123,779
7.500%, 06/01/30 (144A)	90,000	98,911
Expand Energy Corp.
4.750%, 02/01/32	144,000	140,024
5.375%, 03/15/30	750,000	752,103
Exxon Mobil Corp.
2.995%, 08/16/39	170,000	132,389
Hess Corp.
5.600%, 02/15/41 (a)	329,000	326,683
6.000%, 01/15/40	89,000	93,667
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	44,082
Occidental Petroleum Corp.
4.625%, 06/15/45	123,000	92,329
5.200%, 08/01/29	30,000	30,097
Ovintiv, Inc.
6.250%, 07/15/33	111,000	114,601
Petroleos Mexicanos
6.500%, 03/13/27	252,000	250,249
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,156,000	1,026,784
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	236,454
6.875%, 09/19/33 (144A)	75,000	81,891
TotalEnergies Capital International SA
2.986%, 06/29/41	519,000	382,583
TotalEnergies Capital SA
5.275%, 09/10/54	80,000	74,882
5.488%, 04/05/54	104,000	100,081
5.638%, 04/05/64	89,000	86,276
Woodside Finance Ltd.
5.400%, 05/19/30	230,000	233,274
		6,258,618
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30 (144A)	110,000	111,874
5.500%, 03/17/35 (144A) (a)	175,000	177,549
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-285

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Berry Global, Inc.
5.650%, 01/15/34	117,000	$120,742
5.800%, 06/15/31	253,000	265,855
Packaging Corp. of America
4.050%, 12/15/49	35,000	26,745
Sonoco Products Co.
4.600%, 09/01/29 (a)	138,000	137,682
5.000%, 09/01/34 (a)	222,000	215,931
		1,056,378
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.050%, 11/21/39	456,000	399,687
4.250%, 11/21/49	320,000	263,620
4.400%, 11/06/42	340,000	298,949
4.625%, 10/01/42	188,000	168,149
4.800%, 03/15/29 (a)	191,000	194,745
5.050%, 03/15/34	94,000	95,707
5.500%, 03/15/64	36,000	34,909
5.600%, 03/15/55 (a)	40,000	40,014
Bristol-Myers Squibb Co.
3.700%, 03/15/52	38,000	27,683
3.900%, 03/15/62	97,000	69,447
4.550%, 02/20/48	150,000	128,971
5.200%, 02/22/34	43,000	44,038
5.550%, 02/22/54 (a)	282,000	275,116
5.650%, 02/22/64 (a)	228,000	221,367
6.250%, 11/15/53	322,000	345,054
Cardinal Health, Inc.
5.750%, 11/15/54	60,000	59,139
Cencora, Inc.
2.700%, 03/15/31	457,000	412,598
4.250%, 03/01/45	94,000	76,978
4.850%, 12/15/29	25,000	25,396
5.150%, 02/15/35	125,000	126,061
CVS Health Corp.
4.125%, 04/01/40	238,000	198,700
5.875%, 06/01/53 (a)	157,000	150,010
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	212,804	203,861
5.880%, 01/10/28	136,269	138,060
8.353%, 07/10/31 (144A)	92,790	100,684
Merck & Co., Inc.
5.150%, 05/17/63	45,000	41,469
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (a)	258,000	257,225
5.300%, 05/19/53	377,000	355,892
5.340%, 05/19/63	173,000	160,452
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	200,000	130,977
Zoetis, Inc.
2.000%, 05/15/30	393,000	353,193
		5,398,151
Security Description	Principal Amount*	Value

Pipelines — 0.7%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	$139,021
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	138,000	133,129
5.125%, 06/30/27	121,000	122,134
Cheniere Energy Partners LP
3.250%, 01/31/32	163,000	146,119
4.500%, 10/01/29	488,000	482,776
5.550%, 10/30/35 (144A)	199,000	200,565
5.750%, 08/15/34 (a)	90,000	92,427
Cheniere Energy, Inc.
4.625%, 10/15/28 (a)	391,000	390,460
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	58,000	58,252
6.042%, 08/15/28 (144A)	134,000	139,522
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	335,000	336,946
5.927%, 08/15/30 (144A)	63,000	66,505
5.962%, 02/15/55 (144A)	140,000	134,247
6.036%, 11/15/33 (144A)	244,000	256,025
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	370,000	357,355
4.300%, 04/15/32 (144A) (a)	160,000	149,704
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	40,000	41,335
Enbridge, Inc.
5.625%, 04/05/34	150,000	154,112
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	238,000	251,601
Energy Transfer LP
4.150%, 09/15/29 (a)	62,000	61,078
4.950%, 01/15/43	150,000	127,933
5.600%, 09/01/34	115,000	116,796
5.700%, 04/01/35	358,000	364,657
6.000%, 02/01/29 (144A)	633,000	643,164
6.400%, 12/01/30	151,000	162,724
7.375%, 02/01/31 (144A)	106,000	111,071
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	60,000	47,176
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	170,000	166,295
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	249,000	216,335
5.000%, 08/15/42	170,000	151,840
6.375%, 03/01/41	110,000	113,640
Kinder Morgan, Inc.
5.150%, 06/01/30	90,000	91,892
MPLX LP
5.400%, 04/01/35	70,000	69,497
5.500%, 06/01/34	282,000	283,146
5.950%, 04/01/55	40,000	38,099
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	228,000	226,841
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	53,352
4.300%, 01/15/49 (144A)	44,000	34,894
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-286

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK Partners LP
6.650%, 10/01/36	140,000	$150,410
ONEOK, Inc.
4.750%, 10/15/31	50,000	49,504
5.050%, 04/01/45	51,000	42,898
5.375%, 06/01/29 (a)	125,000	127,666
5.600%, 04/01/44	188,000	171,489
Plains All American Pipeline LP
5.950%, 06/15/35	80,000	82,243
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (a)	190,000	189,682
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	114,000	114,732
5.026%, 10/01/29 (144A)	265,000	265,855
TransCanada PipeLines Ltd.
5.600%, 03/31/34	90,000	91,373
6.100%, 06/01/40	62,000	64,240
6.200%, 10/15/37	130,000	136,105
Transcanada Trust
5.875%, 08/15/76	347,000	347,547
Williams Cos., Inc.
4.800%, 11/15/29	361,000	365,111
5.300%, 08/15/28	359,000	368,757
5.300%, 09/30/35	200,000	200,210
5.600%, 03/15/35	60,000	61,677
6.000%, 03/15/55	156,000	155,778
		9,717,942
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	405,000	336,251
3.550%, 03/15/52	115,000	77,343
4.000%, 02/01/50	111,000	81,694
American Homes 4 Rent LP
4.950%, 06/15/30	60,000	60,612
American Tower Corp.
1.875%, 10/15/30	130,000	113,000
5.200%, 02/15/29	382,000	390,871
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	156,307
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	75,674
COPT Defense Properties LP
2.750%, 04/15/31	132,000	116,753
Crown Castle, Inc.
5.600%, 06/01/29	560,000	577,996
DOC Dr. LLC
2.625%, 11/01/31	55,000	48,524
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 (a)	249,000	255,005
ERP Operating LP
4.950%, 06/15/32	100,000	101,141
Essex Portfolio LP
1.700%, 03/01/28	170,000	158,520
2.650%, 03/15/32	120,000	104,727
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Extra Space Storage LP
4.000%, 06/15/29	311,000	$304,991
5.500%, 07/01/30	200,000	207,452
5.900%, 01/15/31	201,000	212,349
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	107,822
Healthpeak OP LLC
3.500%, 07/15/29	118,000	113,916
5.375%, 02/15/35	80,000	80,730
NNN REIT, Inc.
3.000%, 04/15/52	50,000	30,738
3.100%, 04/15/50	155,000	98,255
3.500%, 04/15/51	105,000	72,007
5.600%, 10/15/33	100,000	103,372
Realty Income Corp.
3.250%, 01/15/31	185,000	173,406
5.125%, 04/15/35	60,000	60,072
Regency Centers LP
2.950%, 09/15/29	285,000	269,665
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	145,420
UDR, Inc.
3.500%, 01/15/28	100,000	98,078
4.400%, 01/26/29	86,000	85,978
5.125%, 09/01/34	241,000	238,659
Ventas Realty LP
3.000%, 01/15/30	360,000	337,842
4.875%, 04/15/49	88,000	75,350
WP Carey, Inc.
2.250%, 04/01/33	135,000	110,069
		5,580,589
Retail — 0.1%
Home Depot, Inc.
3.300%, 04/15/40	329,000	262,663
Lowe's Cos., Inc.
2.800%, 09/15/41	420,000	293,419
McDonald's Corp.
3.625%, 09/01/49 (a)	140,000	101,547
6.300%, 10/15/37	30,000	32,852
		690,481
Savings & Loans — 0.0%
Nationwide Building Society
3.960%, 07/18/30 (144A) (e)	200,000	195,131
5.127%, 07/29/29 (144A) (a)	275,000	281,611
		476,742
Semiconductors — 0.3%
Advanced Micro Devices, Inc.
4.393%, 06/01/52	85,000	71,261
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	99,479
3.419%, 04/15/33 (144A)	906,000	821,677
3.469%, 04/15/34 (144A)	320,000	285,854
3.750%, 02/15/51 (144A)	10,000	7,480
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-287

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
4.550%, 02/15/32	152,000	$150,594
Intel Corp.
3.050%, 08/12/51	55,000	32,675
3.250%, 11/15/49	55,000	34,834
3.734%, 12/08/47	35,000	24,692
4.250%, 12/15/42	205,000	165,307
KLA Corp.
3.300%, 03/01/50	100,000	69,282
Marvell Technology, Inc.
2.950%, 04/15/31	430,000	391,600
4.750%, 07/15/30	25,000	25,111
5.450%, 07/15/35	186,000	187,294
5.750%, 02/15/29	366,000	381,057
5.950%, 09/15/33 (a)	165,000	174,245
Microchip Technology, Inc.
5.050%, 02/15/30	125,000	126,803
Micron Technology, Inc.
5.875%, 02/09/33	190,000	198,140
6.050%, 11/01/35	285,000	298,271
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33 (a)	200,000	199,437
Texas Instruments, Inc.
5.000%, 03/14/53	109,000	100,539
5.050%, 05/18/63	262,000	240,246
5.150%, 02/08/54 (a)	18,000	16,963
		4,102,841
Software — 0.3%
Cadence Design Systems, Inc.
4.700%, 09/10/34	287,000	283,537
Electronic Arts, Inc.
1.850%, 02/15/31 (a)	149,000	129,444
2.950%, 02/15/51	79,000	49,332
Fiserv, Inc.
4.400%, 07/01/49	60,000	49,121
Microsoft Corp.
2.500%, 09/15/50	299,000	183,473
2.525%, 06/01/50	80,000	49,437
Oracle Corp.
3.600%, 04/01/40	320,000	256,121
3.600%, 04/01/50	401,000	280,436
3.800%, 11/15/37	130,000	111,285
4.000%, 11/15/47	71,000	54,343
4.375%, 05/15/55	140,000	109,581
4.900%, 02/06/33	100,000	100,268
5.375%, 09/27/54	70,000	63,990
5.550%, 02/06/53	6,000	5,642
6.000%, 08/03/55	375,000	374,368
Roper Technologies, Inc.
2.950%, 09/15/29	198,000	187,063
4.500%, 10/15/29	97,000	97,193
4.750%, 02/15/32	53,000	53,093
Salesforce, Inc.
2.700%, 07/15/41	150,000	107,901
Security Description	Principal Amount*	Value

Software—(Continued)
Synopsys, Inc.
4.850%, 04/01/30	150,000	$152,080
5.000%, 04/01/32	112,000	113,449
5.150%, 04/01/35	3,000	3,024
5.700%, 04/01/55 (a)	175,000	173,995
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	43,000	43,663
5.400%, 06/12/29	232,000	238,896
5.600%, 06/12/34	338,000	350,759
		3,621,494
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	258,195
3.500%, 06/01/41 (a)	428,000	335,751
3.500%, 09/15/53	115,000	77,839
3.550%, 09/15/55	1,030,000	694,990
3.800%, 12/01/57	111,000	77,667
6.050%, 08/15/56	90,000	91,847
Rogers Communications, Inc.
3.800%, 03/15/32 (a)	389,000	361,481
Sprint Capital Corp.
6.875%, 11/15/28	90,000	96,618
T-Mobile USA, Inc.
2.625%, 02/15/29	742,000	696,111
3.300%, 02/15/51	230,000	152,659
3.875%, 04/15/30	236,000	229,207
5.125%, 05/15/32	175,000	178,464
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	594,557
5.050%, 05/09/33 (a)	200,000	202,801
5.401%, 07/02/37 (144A)	1,155,676	1,162,644
Vodafone Group PLC
5.750%, 06/28/54 (a)	184,000	176,287
		5,387,118
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	108,000	90,537
5.200%, 04/15/54 (a)	275,000	260,280
5.500%, 03/15/55	183,000	181,200
Canadian Pacific Railway Co.
3.100%, 12/02/51	140,000	91,993
4.300%, 05/15/43	236,000	202,281
4.700%, 05/01/48	258,000	227,562
CSX Corp.
6.150%, 05/01/37	60,000	65,123
FedEx Corp.
3.250%, 05/15/41 (144A)	89,000	63,831
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	178,279
3.050%, 05/15/50	116,000	76,087
4.450%, 06/15/45	100,000	85,365
Union Pacific Corp.
3.550%, 08/15/39 (a)	78,000	65,231
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-288

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp.
4.100%, 09/15/67	70,000	$51,755
		1,639,524
Total Corporate Bonds & Notes (Cost $163,379,997)		163,390,187

Agency Sponsored Mortgage-Backed Securities—3.2%
Agency Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	18,008
3.000%, 07/25/49	206,865	185,583
4.500%, 10/15/41	739,875	715,540
5.000%, 02/15/40	117,000	114,745
5.500%, 03/15/37	119,385	125,322
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	711,493	597,847
3.250%, 06/25/57 (f)	706,725	636,996
3.250%, 11/25/61	313,912	270,016
3.500%, 05/25/57	319,777	293,456
3.500%, 06/25/57	325,149	297,706
3.500%, 03/25/58	437,276	421,260
3.500%, 07/25/58	343,845	307,152
Federal National Mortgage Association REMICS
2.000%, 08/25/42	156,643	146,072
3.500%, 06/25/46	85,308	83,289
3.500%, 05/25/49	370,041	339,110
4.000%, 04/25/42	125,623	122,316
4.000%, 05/25/43	51,826	51,507
5.000%, 04/25/37	22,508	22,520
5.000%, 07/25/39	250,000	251,553
5.000%, 05/25/40	65,000	64,447
6.000%, 01/25/34	67,033	70,290
Federal National Mortgage Association Trust
5.620%, 11/25/33	158,906	159,219
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,543	12,231
3.500%, 10/20/48	310,885	291,113
3.500%, 04/20/49	272,172	254,023
4.500%, 04/20/53	708,839	697,173
5.500%, 02/20/37	59,415	59,655
5.500%, 04/16/37	58,948	59,439
5.500%, 11/16/39	200,000	201,556
6.000%, 04/17/34	32,259	32,542
		6,901,686
Agency Mortgage-Backed Securities — 2.7%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	615,155	515,906
3.000%, 02/01/52	336,744	291,548
3.700%, 06/01/34	738,265	693,397
4.000%, 12/01/47	127,600	120,680
4.500%, 06/01/48	152,641	148,477
5.000%, 12/01/48	77,275	76,633
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
8.555%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	560,273	$569,785
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	490,897
Federal National Mortgage Association
1.500%, 01/01/31	500,000	432,006
1.800%, 10/01/33	500,000	413,048
1.930%, 11/01/31	900,000	778,806
1.960%, 09/01/33	750,000	614,402
2.140%, 12/01/33	437,056	370,266
2.500%, 09/01/51	440,215	365,209
2.500%, 07/01/61	336,346	266,995
2.500%, 09/01/61	1,750,741	1,389,745
2.500%, 03/01/62	506,910	402,387
2.580%, 03/01/32	498,686	448,494
2.600%, 10/01/31	345,953	314,583
2.770%, 08/01/33	921,000	812,283
3.000%, 01/01/52	540,349	468,158
3.000%, 03/01/61	615,132	529,449
3.230%, 01/01/30	435,856	419,785
3.330%, 04/01/35	453,413	415,412
3.500%, 03/01/61	300,694	265,963
3.500%, 09/01/61	734,228	649,446
3.500%, 03/01/62	557,584	497,516
3.500%, 06/01/62	519,414	459,437
3.510%, 09/01/32	300,000	281,711
3.540%, 11/01/32	600,000	563,959
3.620%, 05/01/32	948,959	906,667
3.680%, 09/01/32	613,000	583,886
3.800%, 09/01/32	720,672	690,525
3.810%, 10/01/32	790,000	758,217
3.870%, 06/01/37	364,000	334,680
4.000%, 06/01/46	335,051	317,935
4.000%, 11/01/47	178,661	169,142
4.000%, 12/01/47	250,738	237,316
4.000%, 01/01/48	257,551	243,846
4.000%, 09/01/48	82,204	77,740
4.000%, 06/01/52	406,329	378,919
4.000%, 08/01/59	489,358	454,045
4.000%, 12/01/61	760,405	702,132
4.500%, 04/01/39	61,865	61,221
4.500%, 12/01/40	85,293	84,836
4.500%, 05/01/48	41,356	40,203
4.500%, 06/01/48	69,539	67,598
4.500%, 07/01/48	8,432	8,191
4.500%, 01/01/49	159,391	156,322
4.500%, 06/01/49	92,911	89,947
4.500%, 08/01/58	491,459	470,301
4.500%, 06/01/62	458,451	438,516
4.680%, 10/01/29	800,000	815,874
4.970%, 12/01/30	538,314	552,612
5.000%, 07/01/44	228,410	232,355
5.000%, 06/01/48	40,345	40,306
5.000%, 07/01/48	112,957	114,205
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-289

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 08/01/48	173,011	$172,809
5.000%, 10/01/48	108,854	107,675
5.000%, 01/01/49	210,566	210,591
5.000%, 03/01/53	422,845	416,095
5.000%, 01/01/55	296,566	292,657
Federal National Mortgage Association-ACES
0.750%, 09/25/28	137,682	130,664
1.000%, 11/25/33	12,283	12,245
1.200%, 10/25/30	67,690	64,105
1.764%, 11/25/31 (e)	1,000,000	851,984
1.924%, 10/25/30 (e) (g)	1,104,539	46,123
2.018%, 11/25/33 (e) (g)	7,744,655	514,795
2.051%, 07/25/30 (e) (g)	1,861,115	103,981
2.680%, 06/25/32 (e)	966,000	867,366
3.876%, 08/25/32 (e)	800,000	768,520
FREMF Mortgage Trust
3.650%, 12/25/51 (144A) (e)	500,000	470,864
Government National Mortgage Association
2.500%, 08/20/51	368,748	313,444
2.500%, 10/20/51	101,841	86,567
3.000%, 12/20/51	435,933	396,262
3.000%, 03/20/52	704,574	622,118
3.500%, 02/20/52	445,473	404,219
4.000%, 10/20/49	202,199	189,848
4.000%, 01/20/52	322,887	296,417
4.250%, 07/20/47	564,890	535,330
4.250%, 12/20/48	491,772	461,470
4.500%, 07/15/39	171,633	167,514
4.500%, 05/20/48	48,258	46,100
4.500%, 06/20/48	662,391	639,469
4.500%, 12/20/48	206,845	198,873
4.500%, 07/20/49	184,418	177,136
4.500%, 09/20/49	352,940	343,318
5.000%, 07/20/48	72,462	71,302
5.000%, 12/20/48	206,998	206,042
5.000%, 03/20/49	504,399	503,428
5.000%, 05/20/49	525,272	529,811
5.000%, 06/20/52	1,159,075	1,141,090
5.500%, 07/20/53	617,785	621,633
6.000%, 04/20/53	426,551	439,215
		36,515,000
Total Agency Sponsored Mortgage-Backed Securities (Cost $46,514,887)		43,416,686

U.S. Treasury & Government Agencies—3.0%
U.S. Treasury — 3.0%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	399,140
1.375%, 08/15/50	135,000	66,561
1.875%, 02/15/51	2,298,000	1,290,830
1.875%, 11/15/51	845,000	470,097
2.000%, 02/15/50	367,000	215,498
2.000%, 08/15/51	500,000	288,262
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.250%, 08/15/46	236,000	$154,608
2.250%, 08/15/49	115,000	72,140
2.375%, 02/15/42	625,000	454,688
2.375%, 11/15/49	570,000	366,604
2.375%, 05/15/51	175,000	110,968
2.750%, 08/15/42	1,600,000	1,224,312
2.875%, 05/15/43	1,000,000	770,742
2.875%, 05/15/52	3,155,000	2,220,331
3.000%, 11/15/44	2,634,000	2,028,283
3.000%, 02/15/47	65,000	48,798
3.000%, 08/15/48	5,000	3,698
3.125%, 02/15/43	235,000	188,982
3.250%, 05/15/42	1,400,000	1,158,008
3.625%, 08/15/43	960,000	825,900
3.750%, 11/15/43	452,000	394,935
3.875%, 08/15/40	410,000	377,184
3.875%, 05/15/43	265,000	236,699
4.250%, 02/15/54	228,000	207,979
4.250%, 08/15/54	103,000	94,060
4.500%, 11/15/54	692,000	659,454
4.625%, 02/15/55	47,400	46,141
U.S. Treasury Notes
1.625%, 05/15/31	610,000	537,991
3.875%, 08/15/34	1,705,000	1,664,706
4.000%, 02/15/34	1,585,000	1,568,469
4.250%, 11/15/34	4,335,000	4,349,224
4.375%, 11/30/30	10,260,000	10,525,317
4.500%, 12/31/31	310,000	319,639
4.625%, 02/15/35	6,340,000	6,541,097
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	531,846
Zero Coupon, 11/15/40 (a)	720,000	341,232
Zero Coupon, 02/15/41	462,776	216,354
Total U.S. Treasury & Government Agencies (Cost $44,979,839)		40,970,777

Investment Companies—2.0%
Exchange-Traded Funds — 2.0%
SPDR Bloomberg High Yield Bond ETF (a)	288,648	28,076,791
Total Investment Companies (Cost $26,026,669)		28,076,791

Asset-Backed Securities—1.3%
Asset-Backed - Automobile — 0.5%
Bridgecrest Lending Auto Securitization Trust
5.620%, 03/17/31	330,000	333,838
5.700%, 07/16/29	438,000	443,085
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	443,625
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	519,196
8.450%, 02/15/33 (144A)	600,000	609,523
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-290

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	$688,220
Enterprise Fleet Financing LLC
4.410%, 06/20/29 (144A)	178,000	178,884
Exeter Automobile Receivables Trust
5.980%, 12/15/28	600,000	603,524
6.760%, 09/15/28	700,000	710,739
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	609,376
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	473,570	470,761
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	807,315
5.690%, 02/18/31	800,000	808,086
6.280%, 08/15/31	500,000	516,200
		7,742,372
Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	576,794
Perimeter Master Note Business Trust
5.580%, 12/16/30 (144A)	350,000	349,853
		926,647
Asset-Backed - Other — 0.7%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	99,662
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	695,313
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	91,535	91,208
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,075	119,707
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	617,076
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,235,784
4.500%, 07/17/38 (144A)	496,000	491,365
4.500%, 07/17/39 (144A)	750,000	730,207
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	378,870
3.850%, 10/25/26 (144A) (e)	360,000	342,343
4.450%, 01/25/26 (144A) (e)	500,000	488,512
6.190%, 04/25/27 (144A)	400,000	403,031
MVW LLC
5.210%, 09/22/42 (144A)	231,596	233,370
6.540%, 10/20/40 (144A)	374,764	384,233
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	104,292	101,048
3.844%, 12/25/25 (144A)	115,710	114,547
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	84,067	84,032
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	735,024
5.200%, 04/17/39 (144A)	330,000	326,974
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	$214,723
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	41,872	41,069
6.280%, 04/20/40 (144A)	92,617	95,124
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	516,337
VM Debt Trust
7.460%, 07/18/27	499,794	475,426
VOLT CI LLC
5.992%, 05/25/51 (144A) (f)	40,876	40,808
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (f)	61,966	61,940
VOLT XCVI LLC
6.116%, 03/27/51 (144A) (f)	56,652	56,634
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (f)	36,740	36,704
		9,211,071
Total Asset-Backed Securities (Cost $17,610,085)		17,880,090

Convertible Preferred Stocks—0.9%
Banks — 0.7%
Bank of America Corp.- Series L, 7.250%	8,366	10,147,958
Electric Utilities — 0.2%
NextEra Energy, Inc., 7.234%, 11/01/27	59,251	2,621,857
Total Convertible Preferred Stocks (Cost $12,466,869)		12,769,815

Non-Agency Mortgage-Backed Securities—0.4%
Collateralized Mortgage Obligations — 0.2%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (f)	165,000	164,997
Brean Asset-Backed Securities Trust
4.750%, 05/25/65 (144A) (e)	199,528	194,122
BVRT LLC
4.302%, 05/10/33 (144A) (e)	314,976	303,229
CAFL Issuer LP
5.684%, 05/28/40 (144A) (f)	350,000	351,403
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	434,469	407,437
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (e)	165,000	165,686
PRPM LLC
4.000%, 11/25/53 (144A) (f)	184,084	180,589
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	502,721	437,711
		2,205,174
Commercial Mortgage-Backed Securities — 0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	604,237
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-291

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value
Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust
3.932%, 10/10/35 (144A) (e)	440,000	$438,067
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,190,592
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	717,047	624,300
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	342,067
		3,199,263
Total Non-Agency Mortgage-Backed Securities (Cost $5,834,893)		5,404,437

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	156,566

Short-Term Investments—16.1%
Repurchase Agreement—14.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $194,873,146; collateralized by U.S. Treasury Notes at 3.750%, maturing 06/30/27, with a market value of $198,752,985	194,855,554	194,855,554
U.S. Treasury—2.0%
U.S. Treasury Bills
3.900%, 11/28/25 (h) (i)	27,000,000	26,535,825
4.130%, 08/07/25 (i) (j)	400,000	398,253
		26,934,078

Short-Term Investment Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund
4.161% (k)	28,752	28,752
Total Short-Term Investments (Cost $221,844,633)		221,818,384

Securities Lending Reinvestments (l)—2.6%
Certificates of Deposit—0.1%
Bank of Montreal
4.750%, SOFR + 0.350%, 05/14/26 (e)	1,000,000	999,998
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (e)	1,000,000	1,000,436
		2,000,434
Security Description	Principal Amount*	Value
Repurchase Agreements—2.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $2,000,248; collateralized by various Common Stock with an aggregate market value of $2,226,148	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,800,749; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $1,836,541	1,800,530	1,800,531
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $1,000,887; collateralized by various Common Stock with an aggregate market value of $1,115,123	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $6,000,740; collateralized by various Common Stock with an aggregate market value of $6,675,713	6,000,000	6,000,000
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-292

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $6,500,800; collateralized by various Common Stock with an aggregate market value of $7,150,880	6,500,000	$6,500,000
		33,300,531
Time Deposit—0.1%
Banco Santander SA
4.320%, 07/01/25	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $36,300,530)		36,300,965
Total Investments—100.8% (Cost $1,280,945,111)		1,392,511,884
Other assets and liabilities (net)—(0.8)%		(11,159,948)
Net Assets—100.0%		$1,381,351,936

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $42,764,347 and the collateral received consisted of cash in the amount of $36,300,530 and non-cash collateral with a value of $7,508,927. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Interest only security.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $20,050,273.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $374,357.
(k)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(l)	Represents investment of cash collateral received from securities on loan as of June 30,
2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$87,918,844, which is 6.4% of net assets.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-293

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)

Country Diversification as of June 30, 2025 (Unaudited)	% of Net Assets
United States	53.0
China	4.2
France	3.2
United Kingdom	2.8
Japan	2.8
Germany	2.8
Spain	1.7
South Korea	1.4
Taiwan	1.2
Netherlands	0.9

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$15,940,932	$386,725,330	$22 ,495,366	$482,349,651
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(14,446,468)	$—	$—	$—	$(14,446,468)
Convertible Bonds	(8,982,995)	—	—	—	(8,982,995)
Corporate Bonds & Notes	(6,929,346)	—	—	—	(6,929,346)
Investment Companies	(5,602,641)	—	—	—	(5,602,641)
U.S. Treasury & Government Agencies	(339,080)	—	—	—	(339,080)
Total Borrowings	$(36,300,530)	$—	$—	$—	$(36,300,530)
Gross amount of recognized liabilities for securities lending transactions					$(36,300,530)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	6,870,772	CBNA	07/29/25	USD	4,447,808	$76,398
EUR	1,458,640	CBNA	07/29/25	USD	1,664,617	56,654
HKD	27,253,183	SSBT	07/29/25	USD	3,518,519	(37,067)
JPY	506,690,146	CBNA	07/29/25	USD	3,568,735	(39,544)

Contracts to Deliver
AUD	6,870,772	SSBT	07/29/25	USD	4,387,882	(136,324)
EUR	1,458,640	CBNA	07/29/25	USD	1,669,698	(51,572)
HKD	13,697,199	RBC	07/29/25	USD	1,768,068	18,322
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-294

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
HKD	13,555,985	SSBT	07/29/25	USD	1,752,777	$21,070
JPY	506,690,146	SSBT	07/29/25	USD	3,588,980	59,789
Net Unrealized Depreciation						$(32,274)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/25	705	AUD	80,806,578	$705,050
Euro STOXX 50 Index Futures	09/19/25	4	EUR	213,080	537
Euro-BTP Futures	09/08/25	427	EUR	51,667,000	199,632
FTSE 100 Index Futures	09/19/25	18	GBP	1,582,110	(20,581)
Hang Seng Index Futures	07/30/25	94	HKD	113,194,800	131,349
S&P 500 Index E-Mini Futures	09/19/25	321	USD	100,372,687	3,148,841
TOPIX Index Futures	09/11/25	39	JPY	1,113,645,000	171,242
U.K. Long Gilt Bond Futures	09/26/25	327	GBP	30,420,810	1,245,675
U.S. Treasury Long Bond Futures	09/19/25	46	USD	5,311,563	197,213
U.S. Treasury Note 2 Year Futures	09/30/25	54	USD	11,233,266	38,892
U.S. Treasury Note 10 Year Futures	09/19/25	718	USD	80,505,750	1,367,091
U.S. Treasury Ultra Long Bond Futures	09/19/25	24	USD	2,859,000	118,302

Futures Contracts—Short
Japanese Government Bond 10 Year Futures	09/12/25	(81)	JPY	(11,260,620,000)	(214,052)
MSCI Emerging Markets Index Futures	09/19/25	(80)	USD	(4,934,000)	(147,881)
Russell 2000 Index E-Mini Futures	09/19/25	(66)	USD	(7,232,610)	(241,537)
U.S. Treasury Note 2 Year Futures	09/30/25	(164)	USD	(34,115,844)	(50,169)
U.S. Treasury Note 5 Year Futures	09/30/25	(90)	USD	(9,810,000)	(112,400)
U.S. Treasury Note 10 Year Futures	09/19/25	(5)	USD	(560,625)	(6,538)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(62)	USD	(7,084,469)	(124,101)
Net Unrealized Appreciation					$6,406,565
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.704%	Annually	04/05/35	USD	124,710,000	$251,543	$(116,173)	$367,716
Pay	12M SOFR	Annually	3.776%	Annually	01/25/35	USD	85,330,000	733,516	(6,202)	739,718
Pay	12M SOFR	Annually	3.891%	Annually	09/10/35	USD	65,000,000	1,059,928	(41,726)	1,101,654
Pay	12M SOFR	Annually	4.068%	Annually	06/29/35	USD	78,100,000	2,469,688	(92,755)	2,562,443
Pay	12M SOFR	Annually	4.165%	Annually	06/29/35	USD	45,900,000	1,828,457	(45,854)	1,874,311
Totals								$6,343,132	$(302,710)	$6,645,842
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-295

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$3,451,969	Unrealized depreciation on futures contracts (a) (b)	$409,999
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	232,233	Unrealized depreciation on forward foreign currency exchange contracts	264,507
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	6,645,842
	Unrealized appreciation on futures contracts (a) (b)	3,871,855	Unrealized depreciation on futures contracts (a) (b)	507,260
Total		$14,201,899		$1,181,766

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$133,052	$(91,116)	$—	$41,936
Royal Bank of Canada	18,322	—	—	18,322
State Street Bank and Trust Co.	80,859	(80,859)	—	—
	$232,233	$(171,975)	$—	$60,258
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank NA	$91,116	$(91,116)	$—	$—
State Street Bank and Trust Co.	173,391	(80,859)	—	92,532
	$264,507	$(171,975)	$—	$92,532

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(140,188)	$(140,188)
Futures contracts	(4,199,006)	(36,003,672)	—	(40,202,678)
Swap contracts	(12,536,898)	—	—	(12,536,898)
	$(16,735,904)	$(36,003,672)	$(140,188)	$(52,879,764)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-296

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(549,354)	$(549,354)
Futures contracts	5,940,312	9,206,998	—	15,147,310
Swap contracts	24,255,403	—	—	24,255,403
	$30,195,715	$9,206,998	$(549,354)	$38,853,359
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$39,199,051
Futures contracts long	344,567,451
Futures contracts short	(177,864,335)
Swap contracts	401,890,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,848,035	$7,554,975	$—	$12,403,010
Air Freight & Logistics	758,306	—	—	758,306
Automobile Components	356,480	3,274,088	—	3,630,568
Automobiles	5,040,629	2,283,677	—	7,324,306
Banks	23,515,950	29,848,671	0	53,364,621
Beverages	4,207,764	8,140,921	—	12,348,685
Biotechnology	7,893,167	—	—	7,893,167
Broadline Retail	19,279,423	2,916,890	—	22,196,313
Building Products	4,897,555	893,593	—	5,791,148
Capital Markets	19,237,827	13,451,692	—	32,689,519
Chemicals	1,786,135	4,932,718	—	6,718,853
Commercial Services & Supplies	521,565	—	—	521,565
Communications Equipment	275,161	—	—	275,161
Construction & Engineering	1,869,370	1,770,017	—	3,639,387
Construction Materials	1,006,679	—	—	1,006,679
Consumer Finance	2,271,011	—	—	2,271,011
Consumer Staples Distribution & Retail	1,599,917	4,078,098	—	5,678,015
Containers & Packaging	2,363,869	—	—	2,363,869
Diversified Consumer Services	330,109	—	—	330,109
Diversified Telecommunication Services	681,330	4,651,787	—	5,333,117
Electric Utilities	7,832,441	3,433,204	—	11,265,645
Electrical Equipment	4,569,122	2,333,266	—	6,902,388
Electronic Equipment, Instruments & Components	1,727,512	5,707,093	—	7,434,605
Energy Equipment & Services	3,597,237	—	—	3,597,237
Entertainment	12,025,284	1,747,187	—	13,772,471
Financial Services	10,339,648	—	—	10,339,648
Food Products	566,520	4,595,541	—	5,162,061
Ground Transportation	2,101,267	—	—	2,101,267
Health Care Equipment & Supplies	4,672,185	4,715,610	—	9,387,795
Health Care Providers & Services	8,762,503	—	—	8,762,503
Hotel & Resort REITs	620,450	—	—	620,450
Hotels, Restaurants & Leisure	17,469,246	3,498,914	—	20,968,160
Household Durables	1,072,761	6,783,993	—	7,856,754
Household Products	688,422	35,807	—	724,229
Independent Power and Renewable Electricity Producers	473,865	—	—	473,865
Industrial Conglomerates	2,311,765	7,187,197	—	9,498,962
Industrial REITs	253,688	—	—	253,688
Insurance	6,418,354	19,163,039	—	25,581,393
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-297

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$17,383,349	$5,022,474	$—	$22,405,823
IT Services	5,467,948	3,412,865	—	8,880,813
Life Sciences Tools & Services	2,044,173	1,922,736	—	3,966,909
Machinery	4,403,436	10,288,870	—	14,692,306
Media	321,788	—	—	321,788
Metals & Mining	—	1,760,777	—	1,760,777
Multi-Utilities	1,738,416	1,712,399	—	3,450,815
Oil, Gas & Consumable Fuels	11,468,907	4,443,946	—	15,912,853
Passenger Airlines	464,022	—	—	464,022
Personal Care Products	—	1,696,366	—	1,696,366
Pharmaceuticals	10,802,261	12,410,754	—	23,213,015
Professional Services	394,856	3,649,019	—	4,043,875
Real Estate Management & Development	236,102	1,532,149	—	1,768,251
Residential REITs	1,463,384	—	—	1,463,384
Retail REITs	926,640	—	—	926,640
Semiconductors & Semiconductor Equipment	31,529,882	22,790,658	—	54,320,540
Software	36,360,616	2,475,942	—	38,836,558
Specialized REITs	4,754,866	—	—	4,754,866
Specialty Retail	8,764,400	1,019,834	—	9,784,234
Technology Hardware, Storage & Peripherals	17,606,370	673,324	—	18,279,694
Textiles, Apparel & Luxury Goods	432,614	4,241,001	—	4,673,615
Tobacco	1,383,642	1,288,039	—	2,671,681
Trading Companies & Distributors	309,412	1,960,295	—	2,269,707
Total Common Stocks	346,499,636	225,299,426	0	571,799,062
Total Convertible Bonds*	—	250,528,124	—	250,528,124
Total Corporate Bonds & Notes*	—	163,390,187	—	163,390,187
Total Agency Sponsored Mortgage-Backed Securities*	—	43,416,686	—	43,416,686
Total U.S. Treasury & Government Agencies*	—	40,970,777	—	40,970,777
Total Investment Companies*	28,076,791	—	—	28,076,791
Total Asset-Backed Securities*	—	17,880,090	—	17,880,090
Total Convertible Preferred Stocks*	12,769,815	—	—	12,769,815
Total Non-Agency Mortgage-Backed Securities*	—	5,404,437	—	5,404,437
Total Municipals*	—	156,566	—	156,566
Short-Term Investments
Repurchase Agreement	—	194,855,554	—	194,855,554
Short-Term Investment Funds	28,752	—	—	28,752
U.S. Treasury	—	26,934,078	—	26,934,078
Total Short-Term Investments	28,752	221,789,632	—	221,818,384
Total Securities Lending Reinvestments*	—	36,300,965	—	36,300,965
Total Investments	$387,374,994	$1,005,136,890	$0	$1,392,511,884
Collateral for Securities Loaned (Liability)	$—	$(36,300,530)	$—	$(36,300,530)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$232,233	$—	$232,233
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(264,507)	—	(264,507)
Total Forward Contracts	$—	$(32,274)	$—	$(32,274)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,323,824	$—	$—	$7,323,824
Futures Contracts (Unrealized Depreciation)	(917,259)	—	—	(917,259)
Total Futures Contracts	$6,406,565	$—	$—	$6,406,565
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$6,645,842	$—	$6,645,842

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-298

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,197,656,330
Repurchase Agreements at value which equals cost	194,855,554
Cash	128,080
Cash denominated in foreign currencies (c)	6,875,780
Cash collateral (d)	15,109,011
Unrealized appreciation on forward foreign currency exchange contracts	232,233
Receivable for:
Investments sold	1,945,799
Fund shares sold	1,832,658
Dividends and interest	4,638,779
Variation margin on futures contracts	654,343
Variation margin on centrally cleared swap contracts	1,455,748
Prepaid expenses	10,769
Total Assets	1,425,395,084
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	264,507
Collateral for securities loaned	36,300,530
Payable for:
Investments purchased	4,304,134
Fund shares redeemed	612,286
Foreign taxes	687,002
Accrued Expenses:
Management fees	740,765
Distribution and service fees	277,006
Deferred trustees’ fees	268,640
Other expenses	588,278
Total Liabilities	44,043,148
Net Assets	$1,381,351,936
Net Assets Consist of:
Paid in surplus	$1,279,826,502
Distributable earnings (Accumulated losses) (e)	101,525,434
Net Assets	$1,381,351,936
Net Assets
Class B	$1,381,351,936
Capital Shares Outstanding*
Class B	123,838,431
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,086,089,557.
(b)	Includes securities loaned at value of $42,764,347.
(c)	Identified cost of cash denominated in foreign currencies was $6,790,934.
(d)	Includes collateral of $15,031,011 for futures contracts and $78,000 for centrally cleared swap contracts.
(e)	Includes foreign capital gains tax of $687,002.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$7,556,477
Interest	12,745,138
Securities lending income	214,611
Total investment income	20,516,226
Expenses
Management fees	4,874,137
Administration fees	47,098
Custodian and accounting fees	152,940
Distribution and service fees—Class B	1,665,494
Audit and tax services	64,050
Legal	26,714
Trustees’ fees and expenses	20,035
Shareholder reporting	26,766
Insurance	5,889
Miscellaneous	26,624
Total expenses	6,909,747
Less management fee waiver	(419,880)
Net expenses	6,489,867
Net Investment Income	14,026,359
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	64,667,803
Futures contracts	(40,202,678)
Swap contracts	(12,536,898)
Foreign currency transactions	424,408
Forward foreign currency transactions	(140,188)
Net realized gain (loss)	12,212,447
Net change in unrealized appreciation (depreciation) on:
Investments (c)	31,362,153
Futures contracts	15,147,310
Swap contracts	24,255,403
Foreign currency transactions	227,067
Forward foreign currency transactions	(549,354)
Net change in unrealized appreciation (depreciation)	70,442,579
Net realized and unrealized gain (loss)	82,655,026
Net Increase (Decrease) in Net Assets From Operations	$96,681,385

(a)	Net of foreign withholding taxes of $519,824.
(b)	Net of foreign capital gains tax of $43,772.
(c)	Includes change in foreign capital gains tax of $(16,143).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-299

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,026,359	$30,163,007
Net realized gain (loss)	12,212,447	101,410,342
Net change in unrealized appreciation (depreciation)	70,442,579	(54,822,287)
Increase (decrease) in net assets from operations	96,681,385	76,751,062
From Distributions to Shareholders
Class B	(32,455,521)	(13,275,875)
Total distributions	(32,455,521)	(13,275,875)
Increase (decrease) in net assets from capital share transactions	(26,218,076)	(184,485,717)
Total increase (decrease) in net assets	38,007,788	(121,010,530)
Net Assets
Beginning of period	1,343,344,148	1,464,354,678
End of period	$1,381,351,936	$1,343,344,148

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	2,494,710	$27,257,804	1,677,131	$17,893,544
Reinvestments	2,980,305	32,455,521	1,261,965	13,275,875
Redemptions	(7,900,802)	(85,931,401)	(20,352,696)	(215,655,136)
Net increase (decrease)	(2,425,787)	$(26,218,076)	(17,413,600)	$(184,485,717)
Increase (decrease) derived from capital shares transactions		$(26,218,076)		$(184,485,717)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-300

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.64	$10.19	$9.40	$13.51	$13.07	$12.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.22	0.16	0.11	0.11	0.12
Net realized and unrealized gain (loss)	0.67	0.33	0.80	(2.46)	1.12	1.28
Total income (loss) from investment operations	0.78	0.55	0.96	(2.35)	1.23	1.40
Less Distributions
Distributions from net investment income	(0.27)	(0.10)	(0.17)	(0.29)	(0.07)	(0.28)
Distributions from net realized capital gains	0.00	0.00	0.00	(1.47)	(0.72)	(0.32)
Total distributions	(0.27)	(0.10)	(0.17)	(1.76)	(0.79)	(0.60)
Net Asset Value, End of Period	$11.15	$10.64	$10.19	$9.40	$13.51	$13.07
Total Return (%) (b)	7.37 (c)	5.29	10.28 (d)(e)	(17.54)	9.64	12.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (f)	1.04	1.04	1.03	1.02	1.03
Net ratio of expenses to average net assets (%) (g)	0.97 (f)	0.97	0.97	0.96	0.96	0.97
Ratio of net investment income (loss) to average net assets (%)	2.11 (f)	2.11	1.64	1.05	0.79	1.04
Portfolio turnover rate (%)	36 (c)	69 (h)	48 (h)	58 (h)	61 (h)	51 (h)
Net assets, end of period (in millions)	$1,381.4	$1,343.3	$1,464.4	$1,501.5	$2,046.3	$2,070.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	During 2023, 0.54% of the Portfolio’s total return for Class B consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been 9.74%.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 69%, 48%, 53%, 60% and 49% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-301

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.3%
StandardAero, Inc. (a)	13,015	$411,925
V2X, Inc. (a)	12,783	620,614
		1,032,539
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a)	49,326	299,902
Automobile Components — 2.4%
Adient PLC (a)	79,213	1,541,485
Dana, Inc.	83,836	1,437,787
Garrett Motion, Inc.	61,909	650,664
Goodyear Tire & Rubber Co. (a)	143,531	1,488,416
Modine Manufacturing Co. (a)	14,235	1,402,148
Phinia, Inc.	22,452	998,889
		7,519,389
Banks — 19.0%
1st Source Corp.	3,910	242,694
Amalgamated Financial Corp.	13,922	434,366
Amerant Bancorp, Inc.	7,677	139,952
Ameris Bancorp	30,828	1,994,572
Associated Banc-Corp.	6,856	167,218
Atlantic Union Bankshares Corp.	8,689	271,792
Axos Financial, Inc. (a)	15,154	1,152,310
Banc of California, Inc.	89,830	1,262,112
Bank of NT Butterfield & Son Ltd.	50,683	2,244,243
BankUnited, Inc.	27,187	967,585
Banner Corp.	4,242	272,124
BayCom Corp.	2,577	71,409
Bridgewater Bancshares, Inc. (a)	4,399	69,988
Brookline Bancorp, Inc.	36,659	386,752
Burke & Herbert Financial Services Corp.	3,236	193,286
Business First Bancshares, Inc.	27,719	683,273
Byline Bancorp, Inc.	38,969	1,041,641
Cadence Bank	10,737	343,369
Capital City Bank Group, Inc.	5,349	210,483
Capitol Federal Financial, Inc.	51,684	315,272
Central Pacific Financial Corp.	15,959	447,331
ChoiceOne Financial Services, Inc. (b)	4,241	121,717
CNB Financial Corp.	12,019	274,754
Community Trust Bancorp, Inc.	5,008	265,023
ConnectOne Bancorp, Inc.	63,425	1,468,923
Customers Bancorp, Inc. (a)	34,106	2,003,386
CVB Financial Corp.	14,885	294,574
Dime Community Bancshares, Inc.	8,726	235,078
Eastern Bankshares, Inc. (b)	112,728	1,721,357
Enterprise Financial Services Corp.	38,811	2,138,486
Equity Bancshares, Inc. - Class A	35,274	1,439,179
FB Financial Corp.	5,393	244,303
Financial Institutions, Inc.	24,354	625,411
First BanCorp	59,044	1,229,887
First Busey Corp.	6,549	149,874
First Commonwealth Financial Corp.	6,397	103,823
First Financial Corp. (b)	12,026	651,689
First Interstate BancSystem, Inc. - Class A	7,072	203,815
First Merchants Corp.	33,951	1,300,323
Security Description	Shares	Value
Banks—(Continued)
First Mid Bancshares, Inc.	23,434	$878,541
Hancock Whitney Corp.	21,187	1,216,134
Hanmi Financial Corp.	26,339	650,047
HBT Financial, Inc.	3,019	76,109
Heritage Commerce Corp.	126,395	1,255,102
Hilltop Holdings, Inc.	38,529	1,169,355
Home BancShares, Inc.	21,704	617,696
HomeTrust Bancshares, Inc.	8,715	326,028
Independent Bank Corp.	12,871	809,393
Mercantile Bank Corp.	9,059	420,428
Metropolitan Bank Holding Corp. (a) (b)	10,774	754,180
Mid Penn Bancorp, Inc. (b)	3,510	98,982
Midland States Bancorp, Inc.	5,828	100,941
MidWestOne Financial Group, Inc.	10,596	304,847
National Bank Holdings Corp. - Class A	5,301	199,371
Nicolet Bankshares, Inc.	186	22,967
Northrim BanCorp, Inc.	3,023	281,925
OceanFirst Financial Corp.	72,192	1,271,301
OFG Bancorp	32,305	1,382,654
Old National Bancorp	136,612	2,915,300
Old Second Bancorp, Inc.	78,145	1,386,292
Origin Bancorp, Inc.	11,916	425,878
Orrstown Financial Services, Inc.	4,352	138,524
Pathward Financial, Inc.	19,632	1,553,284
Peapack-Gladstone Financial Corp.	11,783	332,870
Pinnacle Financial Partners, Inc.	1,427	157,555
QCR Holdings, Inc.	27,161	1,844,232
Renasant Corp. (b)	32,989	1,185,295
Seacoast Banking Corp. of Florida	32,290	891,850
Sierra Bancorp	5,191	154,121
SmartFinancial, Inc.	4,315	145,761
South Plains Financial, Inc.	24,612	887,017
Southern Missouri Bancorp, Inc.	4,084	223,722
Southside Bancshares, Inc.	16,393	482,446
SouthState Corp.	8,774	807,471
Texas Capital Bancshares, Inc. (a)	12,012	953,753
Towne Bank	18,044	616,744
TriCo Bancshares	11,703	473,854
Trustmark Corp.	5,681	207,129
UMB Financial Corp.	14,014	1,473,712
United Bankshares, Inc.	16,953	617,598
United Community Banks, Inc.	4,492	133,817
Unity Bancorp, Inc.	1,160	54,613
Univest Financial Corp.	8,137	244,435
Veritex Holdings, Inc.	44,505	1,161,581
WesBanco, Inc.	28,251	893,579
Wintrust Financial Corp.	5,982	741,648
WSFS Financial Corp.	10,740	590,700
		60,914,156
Beverages — 0.3%
MGP Ingredients, Inc. (b)	17,365	520,429
Primo Brands Corp.	11,271	333,847
		854,276
See accompanying notes to financial statements.
BHFTI-302

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology — 3.4%
Akebia Therapeutics, Inc. (a)	163,586	$595,453
Akero Therapeutics, Inc. (a)	8,356	445,876
Aurinia Pharmaceuticals, Inc. (a)	42,926	363,583
Avidity Biosciences, Inc. (a) (b)	6,637	188,491
Beam Therapeutics, Inc. (a) (b)	41,376	703,806
Biohaven Ltd. (a)	1,048	14,787
Celldex Therapeutics, Inc. (a)	15,632	318,111
Compass Therapeutics, Inc. (a) (b)	353,617	919,404
Cytokinetics, Inc. (a)	13,412	443,133
Denali Therapeutics, Inc. (a)	10,572	147,902
Dynavax Technologies Corp. (a)	76,632	760,189
Enanta Pharmaceuticals, Inc. (a)	20,505	155,018
Erasca, Inc. (a) (b)	218,082	276,964
Intellia Therapeutics, Inc. (a) (b)	20,990	196,886
iTeos Therapeutics, Inc. (a)	100,031	997,309
ORIC Pharmaceuticals, Inc. (a) (b)	100,877	1,023,902
PTC Therapeutics, Inc. (a)	13,819	674,920
Relay Therapeutics, Inc. (a)	72,232	249,923
Syndax Pharmaceuticals, Inc. (a)	33,454	313,297
Travere Therapeutics, Inc. (a)	44,964	665,467
Viridian Therapeutics, Inc. (a) (b)	39,686	554,810
Zymeworks, Inc. (a)	69,676	874,434
		10,883,665
Building Products — 1.6%
Apogee Enterprises, Inc.	17,620	715,372
Gibraltar Industries, Inc. (a)	1,459	86,081
Griffon Corp.	22,529	1,630,424
Resideo Technologies, Inc. (a)	74,072	1,634,028
UFP Industries, Inc. (b)	10,911	1,084,117
		5,150,022
Capital Markets — 0.9%
BGC Group, Inc. - Class A	123,647	1,264,909
DigitalBridge Group, Inc.	32,007	331,272
StoneX Group, Inc. (a)	6,939	632,421
Virtus Investment Partners, Inc.	2,892	524,609
		2,753,211
Chemicals — 1.6%
AdvanSix, Inc.	2,157	51,229
Avient Corp.	17,856	576,927
Ecovyst, Inc. (a)	11,888	97,838
HB Fuller Co.	26,987	1,623,268
Innospec, Inc.	9,375	788,344
Minerals Technologies, Inc.	5,870	323,261
Perimeter Solutions, Inc. (a)	121,587	1,692,491
Tronox Holdings PLC (b)	22,318	113,152
		5,266,510
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	46,672	2,203,385
ACCO Brands Corp.	23,511	84,170
Healthcare Services Group, Inc. (a)	50,767	763,028
MillerKnoll, Inc.	37,241	723,220
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
Steelcase, Inc. - Class A	56,668	$591,047
		4,364,850
Communications Equipment — 0.6%
Extreme Networks, Inc. (a)	58,938	1,057,937
NETGEAR, Inc. (a)	34,762	1,010,531
		2,068,468
Construction & Engineering — 1.8%
API Group Corp. (a)	11,183	570,892
Arcosa, Inc.	12,583	1,091,072
Fluor Corp. (a)	22,005	1,128,196
MYR Group, Inc. (a)	9,295	1,686,578
Tutor Perini Corp. (a)	25,016	1,170,249
		5,646,987
Consumer Finance — 1.0%
Atlanticus Holdings Corp. (a)	1,607	87,983
Enova International, Inc. (a)	14,069	1,568,975
LendingClub Corp. (a)	26,331	316,762
Navient Corp. (b)	42,196	594,964
Nelnet, Inc. - Class A	4,750	575,320
		3,144,004
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc.	7,128	261,954
SpartanNash Co.	8,091	214,331
		476,285
Containers & Packaging — 0.7%
Greif, Inc. - Class A	18,733	1,217,458
O-I Glass, Inc. (a)	75,171	1,108,020
		2,325,478
Distributors — 0.2%
GigaCloud Technology, Inc. - Class A (a) (b)	34,428	680,986
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. (a)	4,082	519,353
KinderCare Learning Cos., Inc. (a) (b)	76,995	777,649
Laureate Education, Inc. (a)	39,026	912,428
Mister Car Wash, Inc. (a)	61,273	368,251
Perdoceo Education Corp.	5,765	188,458
Strategic Education, Inc.	8,995	765,744
		3,531,883
Diversified REITs — 1.7%
Alexander & Baldwin, Inc.	78,234	1,394,912
American Assets Trust, Inc.	19,833	391,702
Armada Hoffler Properties, Inc.	16,670	114,523
Broadstone Net Lease, Inc.	121,929	1,956,961
Essential Properties Realty Trust, Inc.	49,173	1,569,110
		5,427,208
See accompanying notes to financial statements.
BHFTI-303

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services — 0.5%
Lumen Technologies, Inc. (a)	352,842	$1,545,448
Electric Utilities — 1.3%
Genie Energy Ltd. - Class B	13,457	361,724
IDACORP, Inc.	13,105	1,512,972
Otter Tail Corp.	3,769	290,552
Portland General Electric Co.	47,698	1,937,970
		4,103,218
Electrical Equipment — 1.1%
Atkore, Inc.	19,209	1,355,195
EnerSys	17,177	1,473,271
Sunrun, Inc. (a) (b)	22,064	180,484
Thermon Group Holdings, Inc. (a)	13,805	387,644
		3,396,594
Electronic Equipment, Instruments & Components — 3.7%
Benchmark Electronics, Inc.	18,483	717,695
CTS Corp.	3,575	152,331
Daktronics, Inc. (a) (b)	38,726	585,537
Knowles Corp. (a)	100,334	1,767,885
Mirion Technologies, Inc. (a) (b)	58,576	1,261,141
nLight, Inc. (a)	48,115	946,903
Plexus Corp. (a)	4,994	675,738
Sanmina Corp. (a)	27,910	2,730,435
TTM Technologies, Inc. (a)	43,631	1,781,018
Vishay Intertechnology, Inc.	30,512	484,531
Vishay Precision Group, Inc. (a) (b)	20,978	589,482
		11,692,696
Energy Equipment & Services — 1.9%
Bristow Group, Inc. (a)	20,173	665,104
DMC Global, Inc. (a)	15,089	121,617
Expro Group Holdings NV (a)	22,679	194,813
Forum Energy Technologies, Inc. (a)	15,337	298,611
Helix Energy Solutions Group, Inc. (a)	16,297	101,693
Helmerich & Payne, Inc.	17,907	271,470
Liberty Energy, Inc.	104,679	1,201,715
Mammoth Energy Services, Inc. (a)	29,398	82,314
Noble Corp. PLC (b)	11,411	302,962
Oil States International, Inc. (a)	90,779	486,576
Patterson-UTI Energy, Inc.	116,347	689,938
ProPetro Holding Corp. (a)	85,086	507,964
Ranger Energy Services, Inc. - Class A	38,482	459,475
Select Water Solutions, Inc.	69,977	604,601
		5,988,853
Entertainment — 0.2%
AMC Entertainment Holdings, Inc. - Class A (a)	137,483	426,198
Cinemark Holdings, Inc.	5,685	171,573
		597,771
Financial Services — 3.9%
Banco Latinoamericano de Comercio Exterior SA	14,861	598,898
Burford Capital Ltd.	61,266	873,653
Security Description	Shares	Value
Financial Services—(Continued)
Compass Diversified Holdings	16,254	$102,075
Enact Holdings, Inc.	24,153	897,284
Essent Group Ltd.	35,293	2,143,344
HA Sustainable Infrastructure Capital, Inc. (b)	34,070	915,120
Jackson Financial, Inc. - Class A	24,490	2,174,467
Merchants Bancorp	18,897	624,924
Mr. Cooper Group, Inc. (a)	5,729	854,824
NMI Holdings, Inc. (a)	31,865	1,344,385
PennyMac Financial Services, Inc.	9,648	961,327
Radian Group, Inc.	25,717	926,326
		12,416,627
Food Products — 0.7%
Cal-Maine Foods, Inc.	3,326	331,369
Dole PLC	69,369	970,472
Fresh Del Monte Produce, Inc.	14,678	475,861
TreeHouse Foods, Inc. (a)	13,214	256,616
Utz Brands, Inc.	22,833	286,554
		2,320,872
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	7,475	898,644
New Jersey Resources Corp.	21,363	957,490
Southwest Gas Holdings, Inc.	46,096	3,429,081
Spire, Inc.	9,250	675,158
		5,960,373
Ground Transportation — 0.2%
ArcBest Corp.	8,729	672,220
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings, Inc. (a)	65,140	723,054
Embecta Corp.	11,735	113,712
ICU Medical, Inc. (a)	10,082	1,332,336
Integer Holdings Corp. (a)	3,601	442,815
Omnicell, Inc. (a)	22,419	659,119
OraSure Technologies, Inc. (a)	59,043	177,129
		3,448,165
Health Care Providers & Services — 1.2%
Addus HomeCare Corp. (a)	5,588	643,682
Option Care Health, Inc. (a)	61,565	1,999,631
Pediatrix Medical Group, Inc. (a)	92,950	1,333,832
		3,977,145
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	6,880	252,771
CareTrust REIT, Inc.	55,475	1,697,535
Community Healthcare Trust, Inc.	8,077	134,321
Sabra Health Care REIT, Inc. (b)	50,973	939,942
		3,024,569
Health Care Technology — 0.1%
Health Catalyst, Inc. (a) (b)	44,378	167,305
See accompanying notes to financial statements.
BHFTI-304

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs — 1.5%
Chatham Lodging Trust	110,253	$768,463
DiamondRock Hospitality Co.	147,259	1,128,004
RLJ Lodging Trust	36,954	269,025
Ryman Hospitality Properties, Inc.	11,378	1,122,667
Xenia Hotels & Resorts, Inc.	117,406	1,475,794
		4,763,953
Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc. - Class B (a) (b)	2,273	664,193
BJ's Restaurants, Inc. (a)	8,739	389,759
International Game Technology PLC	69,703	1,102,005
Life Time Group Holdings, Inc. (a)	24,150	732,470
Marriott Vacations Worldwide Corp.	8,659	626,132
Papa John's International, Inc.	8,247	403,608
Portillo's, Inc. - Class A (a) (b)	43,377	506,210
Six Flags Entertainment Corp. (a) (b)	5,842	177,772
United Parks & Resorts, Inc. (a) (b)	15,968	752,891
		5,355,040
Household Durables — 2.1%
Century Communities, Inc.	8,015	451,405
Champion Homes, Inc. (a)	3,947	247,122
Green Brick Partners, Inc. (a)	9,569	601,699
KB Home	14,112	747,512
M/I Homes, Inc. (a) (b)	9,698	1,087,340
Meritage Homes Corp.	15,111	1,011,984
Taylor Morrison Home Corp. (a)	19,502	1,197,813
Tri Pointe Homes, Inc. (a)	44,389	1,418,228
		6,763,103
Household Products — 0.3%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	25,546	799,334
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. - Class A	21,507	650,802
Clearway Energy, Inc. - Class C	4,630	148,160
		798,962
Industrial REITs — 0.6%
LXP Industrial Trust	153,374	1,266,869
Plymouth Industrial REIT, Inc.	38,047	611,035
		1,877,904
Insurance — 1.5%
CNO Financial Group, Inc.	46,328	1,787,334
Fidelis Insurance Holdings Ltd.	39,816	660,149
Hamilton Insurance Group Ltd. - Class B (a)	31,668	684,662
Heritage Insurance Holdings, Inc. (a)	5,461	136,198
Oscar Health, Inc. - Class A (a)	13,797	295,808
RLI Corp.	5,546	400,532
Safety Insurance Group, Inc.	7,203	571,846
Selective Insurance Group, Inc.	2,288	198,255
		4,734,784
Security Description	Shares	Value
Interactive Media & Services — 0.1%
Cars.com, Inc. (a)	19,926	$236,123
QuinStreet, Inc. (a)	5,573	89,725
Shutterstock, Inc.	4,316	81,832
		407,680
IT Services — 0.9%
ASGN, Inc. (a)	21,953	1,096,113
BigBear.ai Holdings, Inc. (a) (b)	173,130	1,175,553
Unisys Corp. (a)	99,230	449,512
		2,721,178
Leisure Products — 0.4%
Funko, Inc. - Class A (a)	68,451	325,827
Peloton Interactive, Inc. - Class A (a)	148,757	1,032,373
		1,358,200
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a)	42,143	490,966
Cytek Biosciences, Inc. (a) (b)	57,340	194,956
		685,922
Machinery — 1.4%
Blue Bird Corp. (a)	10,991	474,372
Hillenbrand, Inc.	19,652	394,416
Hillman Solutions Corp. (a)	81,910	584,837
Kennametal, Inc.	28,137	646,026
Mueller Industries, Inc.	14,737	1,171,149
Terex Corp.	15,771	736,348
Titan International, Inc. (a)	41,871	430,015
		4,437,163
Marine Transportation — 0.8%
Costamare Bulkers Holdings Ltd. (a)	4,817	41,763
Costamare, Inc.	89,805	818,124
Matson, Inc.	14,818	1,649,984
Safe Bulkers, Inc.	42,192	152,313
		2,662,184
Media — 1.1%
AMC Networks, Inc. - Class A (a)	18,116	113,587
Gray Media, Inc.	34,357	155,637
John Wiley & Sons, Inc. - Class A	21,104	941,872
Magnite, Inc. (a) (b)	54,305	1,309,837
Scholastic Corp.	23,550	494,079
Stagwell, Inc. (a)	91,208	410,436
		3,425,448
Metals & Mining — 2.3%
Coeur Mining, Inc. (a)	163,080	1,444,889
Commercial Metals Co.	41,441	2,026,879
Constellium SE (a)	107,274	1,426,744
Hecla Mining Co.	165,557	991,687
SSR Mining, Inc. (a)	39,107	498,223
SunCoke Energy, Inc.	22,213	190,810
See accompanying notes to financial statements.
BHFTI-305

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Warrior Met Coal, Inc.	17,298	$792,767
		7,371,999
Mortgage Real Estate Investment Trusts — 1.5%
BrightSpire Capital, Inc.	164,743	831,952
KKR Real Estate Finance Trust, Inc.	57,571	504,898
Ladder Capital Corp.	210,568	2,263,606
MFA Financial, Inc.	25,790	243,973
New York Mortgage Trust, Inc. (b)	44,480	298,016
Redwood Trust, Inc. (b)	33,814	199,841
TPG RE Finance Trust, Inc.	55,043	424,932
		4,767,218
Multi-Utilities — 1.0%
Avista Corp.	4,635	175,898
Black Hills Corp.	15,395	863,660
Northwestern Energy Group, Inc.	8,499	435,999
Unitil Corp.	33,256	1,734,300
		3,209,857
Office REITs — 1.6%
City Office REIT, Inc.	18,756	100,157
COPT Defense Properties	76,697	2,115,303
Empire State Realty Trust, Inc. - Class A	100,687	814,558
Paramount Group, Inc. (a)	45,201	275,726
Piedmont Realty Trust, Inc. - Class A	114,428	834,180
SL Green Realty Corp. (b)	17,653	1,092,721
		5,232,645
Oil, Gas & Consumable Fuels — 4.4%
Chord Energy Corp.	4,595	445,026
CNX Resources Corp. (a) (b)	8,968	302,042
Core Natural Resources, Inc.	7,406	516,494
CVR Energy, Inc.	18,767	503,894
Excelerate Energy, Inc. - Class A	21,408	627,683
Gulfport Energy Corp. (a)	6,489	1,305,392
International Seaways, Inc. (b)	12,745	464,938
Matador Resources Co.	23,224	1,108,249
Murphy Oil Corp.	41,933	943,493
Ovintiv, Inc.	19,763	751,982
Par Pacific Holdings, Inc. (a)	15,319	406,413
PBF Energy, Inc. - Class A	7,783	168,658
Peabody Energy Corp.	85,175	1,143,048
Permian Resources Corp.	71,344	971,705
Scorpio Tankers, Inc. (b)	5,151	201,559
SM Energy Co.	27,758	685,900
Teekay Corp. Ltd.	78,608	648,516
Teekay Tankers Ltd. - Class A	41,685	1,739,098
Uranium Energy Corp. (a) (b)	56,320	382,976
World Kinect Corp. (b)	24,879	705,320
		14,022,386
Passenger Airlines — 0.4%
SkyWest, Inc. (a)	13,815	1,422,531
Security Description	Shares	Value
Personal Care Products — 0.2%
BellRing Brands, Inc. (a)	3,812	$220,829
Nature's Sunshine Products, Inc. (a)	20,686	305,946
		526,775
Pharmaceuticals — 1.4%
Alumis, Inc. (a)	44,098	132,294
Amneal Pharmaceuticals, Inc. (a)	155,554	1,258,432
ANI Pharmaceuticals, Inc. (a)	13,589	886,682
Atea Pharmaceuticals, Inc. (a)	48,522	174,679
Indivior PLC (a)	53,743	792,172
Prestige Consumer Healthcare, Inc. (a)	11,603	926,500
WaVe Life Sciences Ltd. (a)	61,203	397,819
		4,568,578
Professional Services — 0.6%
Alight, Inc. - Class A	24,464	138,466
Barrett Business Services, Inc.	18,044	752,254
Heidrick & Struggles International, Inc.	11,600	530,816
IBEX Holdings Ltd. (a)	10,874	316,434
Korn Ferry	4,021	294,860
		2,032,830
Real Estate Management & Development — 0.3%
Cushman & Wakefield PLC (a)	44,016	487,257
Newmark Group, Inc. - Class A	47,578	578,073
		1,065,330
Residential REITs — 0.5%
Independence Realty Trust, Inc. (b)	62,816	1,111,215
UMH Properties, Inc.	11,306	189,828
Veris Residential, Inc.	19,152	285,173
		1,586,216
Retail REITs — 1.7%
Agree Realty Corp. (b)	1,807	132,020
Curbline Properties Corp.	37,139	847,883
InvenTrust Properties Corp.	31,562	864,799
Kite Realty Group Trust (b)	69,197	1,567,312
Macerich Co.	28,406	459,609
Phillips Edison & Co., Inc.	46,867	1,641,751
		5,513,374
Semiconductors & Semiconductor Equipment — 0.9%
Ambarella, Inc. (a)	5,572	368,114
Ichor Holdings Ltd. (a)	54,561	1,071,578
Navitas Semiconductor Corp. (a)	87,761	574,835
Rigetti Computing, Inc. (a) (b)	57,615	683,314
Synaptics, Inc. (a)	3,504	227,129
		2,924,970
Software — 2.9%
Adeia, Inc.	70,263	993,519
Aurora Innovation, Inc. (a)	27,516	144,184
Cerence, Inc. (a)	17,032	173,897
Consensus Cloud Solutions, Inc. (a)	14,941	344,539
See accompanying notes to financial statements.
BHFTI-306

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Digital Turbine, Inc. (a)	49,303	$290,888
D-Wave Quantum, Inc. (a) (b)	35,059	513,264
Hut 8 Corp. (a) (b)	59,022	1,097,809
LiveRamp Holdings, Inc. (a)	43,237	1,428,550
MARA Holdings, Inc. (a) (b)	51,435	806,501
ON24, Inc. (a)	68,317	370,961
OneSpan, Inc.	40,917	682,905
Riot Platforms, Inc. (a) (b)	96,308	1,088,280
Verint Systems, Inc. (a)	24,346	478,886
Xperi, Inc. (a)	101,504	802,897
		9,217,080
Specialized REITs — 0.9%
Outfront Media, Inc.	19,262	314,356
PotlatchDeltic Corp.	64,330	2,468,342
		2,782,698
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	7,177	321,601
Advance Auto Parts, Inc.	12,918	600,558
American Eagle Outfitters, Inc.	55,357	532,534
Arko Corp.	73,888	312,546
Asbury Automotive Group, Inc. (a)	6,093	1,453,424
EVgo, Inc. (a) (b)	84,558	308,637
Group 1 Automotive, Inc.	2,359	1,030,199
National Vision Holdings, Inc. (a)	34,498	793,799
RealReal, Inc. (a)	94,607	453,168
Signet Jewelers Ltd.	10,588	842,275
Sonic Automotive, Inc. - Class A	8,779	701,705
Urban Outfitters, Inc. (a)	16,881	1,224,548
Victoria's Secret & Co. (a)	34,084	631,236
		9,206,230
Technology Hardware, Storage & Peripherals — 0.0%
Immersion Corp. (b)	9,587	75,546
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. (a)	90,053	1,593,938
G-III Apparel Group Ltd. (a)	31,116	696,999
		2,290,937
Trading Companies & Distributors — 2.0%
BlueLinx Holdings, Inc. (a)	3,528	262,413
Boise Cascade Co.	9,915	860,820
DNOW, Inc. (a)	84,652	1,255,389
GATX Corp.	3,944	605,641
Hudson Technologies, Inc. (a)	18,967	154,012
MRC Global, Inc. (a)	61,541	843,727
Rush Enterprises, Inc. - Class A	23,415	1,206,107
WESCO International, Inc.	7,043	1,304,363
		6,492,472
Water Utilities — 0.7%
American States Water Co.	6,225	477,209
Security Description	Shares/ Principal Amount*	Value
Water Utilities—(Continued)
Consolidated Water Co. Ltd.	63,764	$1,914,195
		2,391,404
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	14,169	250,508
Telephone & Data Systems, Inc.	11,254	400,417
		650,925
Total Common Stocks (Cost $298,477,644)		309,794,531

Short-Term Investments—5.6%
Repurchase Agreement—5.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $17,885,404; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $18,241,585	17,883,789	17,883,789
Total Short-Term Investments (Cost $17,883,789)		17,883,789

Securities Lending Reinvestments (c)—2.3%
Short-Term Investment Funds—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.270% (d)	800,000	800,000

Repurchase Agreements—2.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $1,020,000	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,400,170; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $1,428,174	1,400,000	1,400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $132,626; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $135,262	132,610	132,610
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTI-307

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,112,619	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	1,000,000
		6,532,610
Total Securities Lending Reinvestments (Cost $7,332,610)		7,332,610
Total Investments—104.8% (Cost $323,694,043)		335,010,930
Other assets and liabilities (net)—(4.8)%		(15,221,715)
Net Assets—100.0%		$319,789,215

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $11,581,430 and the collateral received consisted of cash in the amount of
$7,332,610 and non-cash collateral with a value of $4,277,403. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$142,529,344	$0	$133,593,266
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(7,332,610)	$—	$—	$—	$(7,332,610)
Gross amount of recognized liabilities for securities lending transactions					$(7,332,610)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/19/25	91	USD	9,972,235	$33,384
See accompanying notes to financial statements.
BHFTI-308

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$33,384

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(1,146,039)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$592,563
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$8,653,750

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$309,794,531	$—	$—	$309,794,531
Total Short-Term Investments*	—	17,883,789	—	17,883,789
Securities Lending Reinvestments
Short-Term Investment Funds	800,000	—	—	800,000
Repurchase Agreements	—	6,532,610	—	6,532,610
Total Securities Lending Reinvestments	800,000	6,532,610	—	7,332,610
Total Investments	$310,594,531	$24,416,399	$—	$335,010,930
Collateral for Securities Loaned (Liability)	$—	$(7,332,610)	$—	$(7,332,610)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$33,384	$—	$—	$33,384

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-309

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$335,010,930
Cash collateral for futures contracts	1,575,000
Receivable for:
Investments sold	3,572,237
Fund shares sold	85,874
Dividends and interest	523,578
Variation margin on futures contracts	26,023
Prepaid expenses	2,429
Total Assets	340,796,071
Liabilities
Collateral for securities loaned	7,332,610
Payable for:
Investments purchased	13,017,580
Fund shares redeemed	99,866
Accrued Expenses:
Management fees	174,236
Distribution and service fees	4,122
Deferred trustees’ fees	224,101
Other expenses	154,341
Total Liabilities	21,006,856
Net Assets	$319,789,215
Net Assets Consist of:
Paid in surplus	$295,865,679
Distributable earnings (Accumulated losses)	23,923,536
Net Assets	$319,789,215
Net Assets
Class A	$299,247,942
Class B	20,541,273
Capital Shares Outstanding*
Class A	28,994,294
Class B	2,031,497
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.32
Class B	10.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $323,694,043.
(b)	Includes securities loaned at value of $11,581,430.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,216,588
Interest	150,545
Securities lending income	57,967
Total investment income	3,425,100
Expenses
Management fees	1,195,208
Administration fees	16,601
Custodian and accounting fees	27,706
Distribution and service fees—Class B	25,072
Audit and tax services	33,834
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	13,379
Insurance	1,511
Miscellaneous	6,335
Total expenses	1,362,403
Less management fee waiver	(152,621)
Less broker commission recapture	(28,050)
Net expenses	1,181,732
Net Investment Income	2,243,368
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,094,945
Futures contracts	(1,146,039)
Foreign currency transactions	(592)
Net realized gain (loss)	11,948,314
Net change in unrealized appreciation (depreciation) on:
Investments	(24,263,728)
Futures contracts	592,563
Foreign currency transactions	609
Net change in unrealized appreciation (depreciation)	(23,670,556)
Net realized and unrealized gain (loss)	(11,722,242)
Net Increase (Decrease) in Net Assets From Operations	$(9,478,874)

(a)	Net of foreign withholding taxes of $4,632.
See accompanying notes to financial statements.
BHFTI-310

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,243,368	$3,859,279
Net realized gain (loss)	11,948,314	49,494,787
Net change in unrealized appreciation (depreciation)	(23,670,556)	(16,856,632)
Increase (decrease) in net assets from operations	(9,478,874)	36,497,434
From Distributions to Shareholders
Class A	(35,513,490)	(5,950,724)
Class B	(2,451,254)	(351,628)
Total distributions	(37,964,744)	(6,302,352)
Increase (decrease) in net assets from capital share transactions	45,188,579	(100,336,375)
Total increase (decrease) in net assets	(2,255,039)	(70,141,293)
Net Assets
Beginning of period	322,044,254	392,185,547
End of period	$319,789,215	$322,044,254

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	985,137	$10,945,098	234,536	$2,716,856
Reinvestments	3,498,866	35,513,490	523,371	5,950,724
Redemptions	(307,144)	(3,530,021)	(8,537,182)	(104,409,796)
Net increase (decrease)	4,176,859	$42,928,567	(7,779,275)	$(95,742,216)
Class B
Sales	133,278	$1,462,938	94,614	$1,105,619
Reinvestments	246,605	2,451,254	31,508	351,628
Redemptions	(148,847)	(1,654,180)	(519,950)	(6,051,406)
Net increase (decrease)	231,036	$2,260,012	(393,828)	$(4,594,159)
Increase (decrease) derived from capital shares transactions		$45,188,579		$(100,336,375)
See accompanying notes to financial statements.
BHFTI-311

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.11	$11.29	$11.05	$20.02	$15.60	$14.89
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.13	0.14	0.18	0.14	0.16
Net realized and unrealized gain (loss)	(0.48)	0.90	1.20	(2.95)	5.00	0.72
Total income (loss) from investment operations	(0.40)	1.03	1.34	(2.77)	5.14	0.88
Less Distributions
Distributions from net investment income	(0.14)	(0.21)	(0.15)	(0.21)	(0.23)	(0.17)
Distributions from net realized capital gains	(1.25)	0.00	(0.95)	(5.99)	(0.49)	0.00
Total distributions	(1.39)	(0.21)	(1.10)	(6.20)	(0.72)	(0.17)
Net Asset Value, End of Period	$10.32	$12.11	$11.29	$11.05	$20.02	$15.60
Total Return (%) (b)	(3.10) (c)	9.20	13.21	(13.21)	33.01	6.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (d)	0.87	0.87	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (e)	0.78 (d)	0.77	0.77	0.75	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	1.49 (d)	1.07	1.28	1.28	0.76	1.32
Portfolio turnover rate (%)	44 (c)	66	66	64	63	76
Net assets, end of period (in millions)	$299.2	$300.7	$367.9	$356.6	$491.6	$514.1

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.88	$11.07	$10.85	$19.78	$15.42	$14.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.09	0.11	0.14	0.10	0.13
Net realized and unrealized gain (loss)	(0.48)	0.90	1.18	(2.92)	4.94	0.72
Total income (loss) from investment operations	(0.41)	0.99	1.29	(2.78)	5.04	0.85
Less Distributions
Distributions from net investment income	(0.11)	(0.18)	(0.12)	(0.16)	(0.19)	(0.14)
Distributions from net realized capital gains	(1.25)	0.00	(0.95)	(5.99)	(0.49)	0.00
Total distributions	(1.36)	(0.18)	(1.07)	(6.15)	(0.68)	(0.14)
Net Asset Value, End of Period	$10.11	$11.88	$11.07	$10.85	$19.78	$15.42
Total Return (%) (b)	(3.26) (c)	9.01	12.94	(13.50)	32.74	6.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.12	1.12	1.10	1.10	1.10
Net ratio of expenses to average net assets (%) (e)	1.03 (d)	1.02	1.02	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets (%)	1.23 (d)	0.82	1.03	1.04	0.52	1.07
Portfolio turnover rate (%)	44 (c)	66	66	64	63	76
Net assets, end of period (in millions)	$20.5	$21.4	$24.3	$23.3	$31.4	$30.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-312

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—67.3% of Net Assets

Security Description	Shares	Value

Banks — 2.1%
JPMorgan Chase & Co.	26,700	$7,740,597
Broadline Retail — 3.5%
Amazon.com, Inc. (a)	58,681	12,874,025
Building Products — 1.9%
Builders FirstSource, Inc. (a)	20,283	2,366,823
Trane Technologies PLC	10,470	4,579,683
		6,946,506
Capital Markets — 8.8%
Blackrock, Inc.	8,705	9,133,721
Goldman Sachs Group, Inc.	9,545	6,755,474
London Stock Exchange Group PLC	31,384	4,585,788
S&P Global, Inc.	23,488	12,384,988
		32,859,971
Chemicals — 2.1%
Linde PLC	16,580	7,779,004
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	7,429	7,354,264
Electrical Equipment — 1.2%
Schneider Electric SE	17,316	4,617,453
Electronic Equipment, Instruments & Components — 1.8%
Halma PLC	155,380	6,826,781
Financial Services — 3.1%
Mastercard, Inc. - Class A	20,374	11,448,966
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	18,461	5,759,278
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. - Class A (a)	54,710	7,240,321
Hilton Worldwide Holdings, Inc.	20,956	5,581,421
		12,821,742
Interactive Media & Services — 2.0%
Alphabet, Inc. - Class A	41,808	7,367,824
IT Services — 3.7%
CGI, Inc.	59,100	6,206,639
Nomura Research Institute Ltd.	183,400	7,369,722
		13,576,361
Life Sciences Tools & Services — 3.3%
Danaher Corp.	25,849	5,106,211
Mettler-Toledo International, Inc. (a)	6,169	7,246,848
		12,353,059
Machinery — 8.0%
Allison Transmission Holdings, Inc.	70,505	6,697,270
Atlas Copco AB - A Shares	468,150	7,583,785
Cummins, Inc.	19,039	6,235,273
Security Description	Shares/ Principal Amount*	Value
Machinery—(Continued)
Parker-Hannifin Corp.	13,101	$9,150,655
		29,666,983
Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	11,146	1,531,460
Semiconductors & Semiconductor Equipment — 9.9%
ASML Holding NV	9,675	7,746,263
KLA Corp.	3,191	2,858,306
NVIDIA Corp.	102,183	16,143,892
Taiwan Semiconductor Manufacturing Co. Ltd.	281,000	10,145,788
		36,894,249
Software — 3.9%
Adobe, Inc. (a)	8,064	3,119,800
Roper Technologies, Inc.	14,721	8,344,452
Salesforce, Inc.	10,734	2,927,054
		14,391,306
Specialty Retail — 4.1%
Home Depot, Inc.	19,668	7,211,076
O'Reilly Automotive, Inc. (a)	87,657	7,900,525
		15,111,601
Textiles, Apparel & Luxury Goods — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	4,131	2,166,510
Total Common Stocks (Cost $175,819,362)		250,087,940

Corporate Bonds & Notes—18.1%
Aerospace/Defense — 0.9%
Boeing Co.
3.625%, 02/01/31 (b)	160,000	150,740
5.150%, 05/01/30	120,000	122,172
5.705%, 05/01/40	125,000	123,492
5.805%, 05/01/50	495,000	474,705
5.930%, 05/01/60	10,000	9,506
6.528%, 05/01/34	855,000	928,982
6.858%, 05/01/54	1,190,000	1,302,712
7.008%, 05/01/64	145,000	159,260
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,634
		3,302,203
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	153,456	143,514
4.125%, 06/15/29 (144A)	99,007	95,155
American Airlines Pass-Through Trust
3.750%, 04/15/27	84,281	83,700
United Airlines Pass-Through Trust
3.650%, 04/07/27	35,764	35,502
		357,871
See accompanying notes to financial statements.
BHFTI-313

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	105,000	$104,030
Hyundai Capital America
5.400%, 06/24/31 (144A)	40,000	40,922
6.375%, 04/08/30 (144A)	175,000	185,895
		330,847
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	114,106
ZF North America Capital, Inc.
6.875%, 04/14/28 (144A)	150,000	150,454
6.875%, 04/23/32 (144A)	150,000	138,636
		403,196
Banks — 1.8%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	322,676
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	178,205
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	227,467
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	193,195
6.938%, 11/07/33	200,000	225,986
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	162,000	137,271
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	275,000	251,651
CaixaBank SA
6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	218,253
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	126,269
Credit Agricole SA
5.862%, SOFR + 1.740%, 01/09/36 (144A) (c)	250,000	259,154
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	352,113
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	165,117
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	399,572
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	205,000
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	342,013
JPMorgan Chase & Co.
6.500%, 5Y H15 + 2.152%, 04/01/30 (b) (c)	800,000	826,219
Kookmin Bank
1.375%, 05/06/26 (144A)	315,000	307,438
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	157,201
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33 (b)	200,000	210,382
Swedbank AB
6.136%, 09/12/26 (144A)	200,000	204,250
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	462,959
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	309,095
Security Description	Principal Amount*	Value
Banks—(Continued)
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	$343,765
Westpac Banking Corp.
1.953%, 11/20/28 (b)	400,000	373,221
		6,798,472
Beverages — 0.1%
Anheuser-Busch InBev SA
3.700%, 04/02/40 (EUR)	300,000	346,423
Diageo Capital PLC
2.125%, 04/29/32	200,000	170,476
		516,899
Building Materials — 0.2%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	315,000	290,391
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	75,000	75,655
6.125%, 07/31/32 (144A)	105,000	106,743
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	330,000	339,346
		812,135
Chemicals — 0.3%
Albemarle Corp.
5.050%, 06/01/32 (b)	200,000	192,406
Ashland, Inc.
3.375%, 09/01/31 (144A) (b)	55,000	49,009
OCP SA
6.750%, 05/02/34 (144A)	450,000	466,106
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	194,596
6.500%, 11/07/33 (144A)	200,000	212,332
		1,114,449
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31	270,000	247,663
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	65,000	61,084
United Rentals North America, Inc.
3.750%, 01/15/32	20,000	18,371
6.125%, 03/15/34 (144A)	140,000	144,203
		471,321
Computers — 0.0%
Seagate Data Storage Tech
9.625%, 12/01/32	7,650	8,625
Seagate HDD Cayman
4.091%, 06/01/29 (b)	10,000	9,563
		18,188
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	235,557
See accompanying notes to financial statements.
BHFTI-314

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Blue Owl Finance LLC
6.250%, 04/18/34	175,000	$180,067
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32 (b)	175,000	148,814
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	182,830
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A) (b)	65,000	65,701
9.125%, 05/15/31 (144A)	35,000	36,077
Jefferies Financial Group, Inc.
6.200%, 04/14/34 (b)	235,000	245,814
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A) (b)	10,000	10,440
6.500%, 03/26/31 (144A)	15,000	15,875
Nomura Holdings, Inc.
2.710%, 01/22/29	245,000	229,642
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	191,666
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29	550,000	522,643
3.625%, 03/01/29 (144A)	365,000	346,845
3.875%, 03/01/31 (144A) (b)	1,330,000	1,232,935
4.000%, 10/15/33 (144A) (b)	370,000	331,027
		3,975,933
Electric — 0.6%
Colbun SA
3.150%, 03/06/30	295,000	272,345
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	191,786
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	184,305
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	184,132
Enel Chile SA
4.875%, 06/12/28	110,000	110,433
Engie Energia Chile SA
3.400%, 01/28/30	305,000	283,369
6.375%, 04/17/34 (144A)	200,000	207,510
Engie SA
1.250%, 10/24/41 (EUR)	200,000	153,229
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	178,750
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	229,733
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	281,858
		2,277,450
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	215,000	195,977
4.375%, 02/15/30 (144A)	80,000	76,377
TD SYNNEX Corp.
6.100%, 04/12/34	95,000	99,982
		372,336
Security Description	Principal Amount*	Value
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	$438,417
TopBuild Corp.
4.125%, 02/15/32 (144A) (b)	40,000	37,092
		475,509
Entertainment — 0.1%
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A)	165,000	165,481
7.250%, 11/15/29 (144A)	60,000	61,815
7.500%, 09/01/31 (144A)	55,000	57,553
Warnermedia Holdings, Inc.
4.279%, 03/15/32	236,000	198,535
5.050%, 03/15/42	60,000	40,319
		523,703
Environmental Control — 0.0%
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	65,000	63,117
6.750%, 01/15/31 (144A)	25,000	26,161
		89,278
Food — 0.3%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	262,699
4.000%, 11/02/27 (AUD)	100,000	65,609
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	79,092
6.750%, 03/15/34	245,000	267,458
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,815
Pilgrim's Pride Corp.
3.500%, 03/01/32	125,000	112,532
4.250%, 04/15/31	40,000	38,565
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	135,000	125,308
		981,078
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	237,016
3.125%, 01/15/32 (b)	125,000	110,158
3.750%, 01/15/31	60,000	56,169
		403,343
Gas — 0.1%
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34	145,000	145,000
6.750%, 01/15/36	145,000	145,000
7.500%, 05/01/33 (144A)	65,000	69,604
7.750%, 05/01/35 (144A)	65,000	70,357
		429,961
See accompanying notes to financial statements.
BHFTI-315

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	60,000	$58,918
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	143,858
Hologic, Inc.
3.250%, 02/15/29 (144A) (b)	160,000	152,472
		355,248
Healthcare-Services — 0.3%
Centene Corp.
2.500%, 03/01/31	275,000	236,771
2.625%, 08/01/31	5,000	4,284
3.000%, 10/15/30	185,000	165,302
HCA, Inc.
5.125%, 06/15/39	350,000	329,168
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	40,000	37,164
3.875%, 05/15/32 (144A) (b)	105,000	95,572
4.375%, 06/15/28 (144A)	60,000	58,645
		926,906
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	218,332
Home Furnishings — 0.0%
Whirlpool Corp.
6.125%, 06/15/30	25,000	25,220
6.500%, 06/15/33	30,000	30,096
		55,316
Household Products/Wares — 0.1%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	178,583
Insurance — 0.2%
AIA Group Ltd.
3.600%, 04/09/29	200,000	195,178
3.900%, 04/06/28 (144A)	260,000	257,766
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A)	255,000	263,774
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	75,000	75,590
		792,308
Internet — 0.1%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (b)	240,000	235,799
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	5,000	4,725
5.250%, 12/01/27 (144A)	85,000	84,884
		325,408
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	100,097
Security Description	Principal Amount*	Value
Iron/Steel—(Continued)
Mineral Resources Ltd.
8.000%, 11/01/27 (144A)	10,000	$10,047
8.500%, 05/01/30 (144A)	40,000	39,802
9.250%, 10/01/28 (144A)	15,000	15,351
		165,297
Leisure Time — 1.2%
Carnival Corp.
5.750%, 03/01/27 (144A)	95,000	95,784
5.750%, 03/15/30 (144A)	155,000	157,623
6.125%, 02/15/33 (144A) (b)	860,000	879,911
NCL Corp. Ltd.
5.875%, 03/15/26 (144A)	422,000	422,528
6.750%, 02/01/32 (144A) (b)	460,000	469,949
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	363,164
5.500%, 04/01/28 (144A)	450,000	455,599
5.625%, 09/30/31 (144A)	440,000	442,688
6.000%, 02/01/33 (144A)	900,000	917,349
6.250%, 03/15/32 (144A)	50,000	51,394
		4,255,989
Lodging — 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	70,000	64,502
6.625%, 01/15/32 (144A)	70,000	71,087
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	155,000	148,863
Travel & Leisure Co.
4.500%, 12/01/29 (144A)	530,000	512,223
4.625%, 03/01/30 (144A)	175,000	167,781
		964,456
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33	140,000	146,608
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A)	115,000	102,372
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	100,000	64,432
6.384%, 10/23/35	65,000	68,270
6.550%, 06/01/34	120,000	128,035
6.650%, 02/01/34	55,000	58,896
CSC Holdings LLC
3.375%, 02/15/31 (144A) (b)	1,575,000	1,091,300
4.125%, 12/01/30 (144A) (b)	400,000	282,205
4.500%, 11/15/31 (144A)	405,000	284,992
4.625%, 12/01/30 (144A)	1,385,000	644,102
5.375%, 02/01/28 (144A) (b)	200,000	183,111
7.500%, 04/01/28 (144A)	575,000	426,817
Directv Financing LLC
8.875%, 02/01/30 (144A)	150,000	147,088
See accompanying notes to financial statements.
BHFTI-316

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	235,000	$228,144
Discovery Communications LLC
3.625%, 05/15/30	5,000	4,414
6.350%, 06/01/40	45,000	31,259
DISH DBS Corp.
5.250%, 12/01/26 (144A)	685,000	621,638
5.750%, 12/01/28 (144A)	105,000	90,891
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	188,526
iHeartCommunications, Inc.
7.750%, 08/15/30 (144A)	213,600	164,739
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	230,116
		5,041,347
Mining — 1.9%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	180,816
5.625%, 04/01/30 (144A)	200,000	207,475
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28	300,000	286,387
Antofagasta PLC
5.625%, 05/13/32	200,000	203,454
6.250%, 05/02/34 (144A)	200,000	209,697
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	264,165
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	323,247
5.400%, 11/14/34	540,000	548,444
Glencore Funding LLC
5.634%, 04/04/34 (144A)	1,230,000	1,253,651
5.700%, 05/08/33 (144A) (b)	285,000	294,657
6.500%, 10/06/33 (144A)	3,035,000	3,291,186
		7,063,179
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	50,000	51,418
6.250%, 03/15/33 (144A)	25,000	25,742
		77,160
Multi-National — 0.3%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	951,348
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	390,000	388,922
Oil & Gas — 0.7%
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	35,000	35,837
8.625%, 11/01/30 (144A)	175,000	177,667
8.750%, 07/01/31 (144A)	30,000	30,333
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	728,000	$612,017
5.750%, 01/15/31 (144A)	517,000	521,955
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	143,668
Equinor ASA
3.625%, 04/06/40	355,000	296,773
Matador Resources Co.
6.250%, 04/15/33 (144A)	5,000	4,963
6.500%, 04/15/32 (144A)	45,000	45,023
6.875%, 04/15/28 (144A)	20,000	20,395
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A)	120,000	121,066
Ovintiv, Inc.
6.500%, 08/15/34	25,000	25,946
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	266,991
SM Energy Co.
6.750%, 08/01/29 (144A)	155,000	154,430
7.000%, 08/01/32 (144A) (b)	35,000	34,489
Viper Energy, Inc.
7.375%, 11/01/31 (144A)	40,000	42,443
		2,533,996
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	380,000	320,547
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (b)	250,000	257,026
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	85,000	83,349
4.100%, 10/01/46	1,665,000	1,197,387
4.750%, 05/09/27 (b)	455,000	454,204
6.000%, 12/01/32	230,000	234,881
7.875%, 09/15/29	605,000	659,978
8.125%, 09/15/31	430,000	486,915
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30	765,000	778,720
		4,473,007
Pipelines — 0.3%
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	95,000	91,340
ONEOK, Inc.
5.450%, 06/01/47	60,000	53,245
Targa Resources Corp.
6.125%, 03/15/33	115,000	121,199
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	32,620
4.875%, 02/01/31	15,000	14,880
5.500%, 03/01/30	20,000	20,298
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	115,000	100,565
4.125%, 08/15/31 (144A)	195,000	180,490
6.250%, 01/15/30 (144A)	20,000	20,627
See accompanying notes to financial statements.
BHFTI-317

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	45,000	$46,739
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (c)	235,000	228,467
Western Midstream Operating LP
4.050%, 02/01/30 (b)	60,000	57,703
5.250%, 02/01/50	50,000	42,051
5.300%, 03/01/48	80,000	66,760
5.450%, 04/01/44	15,000	13,076
5.500%, 08/15/48	10,000	8,563
6.150%, 04/01/33	110,000	114,478
		1,213,101
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	231,487
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	215,000	211,943
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	232,641
2.000%, 01/17/34 (EUR)	140,000	139,617
		815,688
Real Estate Investment Trusts — 0.3%
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	225,000	221,044
5.250%, 07/15/30 (144A)	125,000	123,290
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	358,858
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	170,019
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	144,837
5.125%, 07/06/34 (EUR)	100,000	128,622
		1,146,670
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.500%, 02/15/29 (144A)	10,000	9,522
3.875%, 01/15/28 (144A)	5,000	4,870
4.000%, 10/15/30 (144A)	480,000	447,297
5.625%, 09/15/29 (144A)	80,000	81,130
El Puerto de Liverpool SAB de CV
6.658%, 01/22/37 (144A)	200,000	205,880
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	400,000	369,653
Yum! Brands, Inc.
3.625%, 03/15/31	35,000	32,305
4.625%, 01/31/32	220,000	211,810
		1,362,467
Semiconductors — 1.0%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	371,091
2.600%, 02/15/33 (144A)	690,000	590,181
3.419%, 04/15/33 (144A)	680,000	616,711
Security Description	Principal Amount*	Value
Semiconductors—(Continued)
Broadcom, Inc.
3.469%, 04/15/34 (144A)	1,080,000	$964,757
4.150%, 04/15/32 (144A)	330,000	317,903
Entegris, Inc.
4.750%, 04/15/29 (144A)	110,000	108,780
Micron Technology, Inc.
5.875%, 02/09/33	780,000	813,417
		3,782,840
Software — 0.2%
Fair Isaac Corp.
6.000%, 05/15/33 (144A)	150,000	151,375
Open Text Corp.
3.875%, 12/01/29 (144A)	95,000	89,483
Paychex, Inc.
5.600%, 04/15/35	160,000	165,386
Synopsys, Inc.
5.700%, 04/01/55	405,000	402,674
		808,918
Telecommunications — 1.4%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	272,755
2.875%, 05/07/30	200,000	184,879
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	282,592
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (b) (d)	288,597	263,383
10.750%, 11/30/29	3,081,509	3,173,954
KT Corp.
2.500%, 07/18/26 (144A)	210,000	205,879
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	224,870
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	344,782
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	211,436
		5,164,530
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	255,733
Total Corporate Bonds & Notes (Cost $67,830,613)		67,117,529

Foreign Government—8.2%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	345,137
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	230,886
See accompanying notes to financial statements.
BHFTI-318

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,280,000	$706,851
Province of Quebec
2.300%, 09/01/29 (CAD)	390,000	279,337
4.500%, 09/08/33	310,000	310,339
		1,296,527
Sovereign — 7.7%
Argentina Republic Government International Bonds
4.125%, 07/09/35 (e)	1,460,000	982,169
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,435,000	913,392
3.000%, 11/21/33 (AUD)	470,000	287,118
Brazil Government International Bonds
6.000%, 10/20/33	325,000	322,204
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	4,775,000	771,059
10.000%, 01/01/35 (BRL)	3,297,000	500,357
Bundesobligation
2.400%, 04/18/30 (EUR)	395,000	470,287
Canada Government Bonds
4.000%, 08/01/26 (CAD)	3,245,000	2,418,398
Chile Government International Bonds
2.550%, 01/27/32	350,000	307,545
Colombia Government International Bonds
7.500%, 02/02/34	200,000	198,763
7.750%, 11/07/36	200,000	195,290
Colombia TES
6.250%, 11/26/25 (COP)	534,400,000	129,494
7.500%, 08/26/26 (COP)	4,868,600,000	1,168,916
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	222,827
4.875%, 09/23/32 (144A)	150,000	138,352
6.000%, 07/19/28 (144A)	200,000	203,000
8.625%, 04/20/27 (144A)	133,333	138,027
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	272,434
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	187,324
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	4,793,000,000	303,310
7.500%, 05/15/38 (IDR)	5,604,000,000	361,745
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	345,000	346,771
Italy Buoni Poliennali Del Tesoro
2.950%, 07/01/30 (EUR)	750,000	894,970
3.850%, 07/01/34 (EUR)	235,000	288,813
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (f)	93,793,880	673,687
Japan Government Ten Year Bonds
1.100%, 06/20/34 (JPY)	159,950,000	1,088,044
Japan Government Thirty Year Bonds
1.600%, 12/20/53 (JPY)	109,000,000	579,852
Korea Treasury Bonds
1.125%, 09/10/25 (KRW)	440,200,000	325,404
3.000%, 12/10/34 (KRW)	376,710,000	282,954
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Korea Treasury Bonds
3.500%, 09/10/28 (KRW)	436,120,000	$332,872
Malaysia Government Bonds
3.828%, 07/05/34 (MYR)	1,165,000	282,898
Mexico Bonos
5.750%, 03/05/26 (MXN)	20,927,400	1,096,730
7.500%, 06/03/27 (MXN)	7,046,700	371,046
8.500%, 05/31/29 (MXN)	11,467,500	609,062
Mexico Government International Bonds
3.500%, 02/12/34	200,000	167,600
4.000%, 03/15/2115 (EUR)	100,000	78,018
5.850%, 07/02/32	200,000	202,400
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	395,000	432,111
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	600,000	317,121
3.000%, 04/20/29 (NZD)	1,490,000	885,905
Norway Government Bonds
1.375%, 08/19/30 (144A) (NOK)	5,850,000	519,300
1.750%, 02/17/27 (144A) (NOK)	2,950,000	284,554
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	198,470
Peru Government International Bonds
2.392%, 01/23/26	125,000	123,255
3.000%, 01/15/34	245,000	206,192
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,960,000	913,360
3.250%, 07/25/25 (PLN)	1,270,000	352,098
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	10,255,000	532,968
8.875%, 02/28/35 (ZAR)	5,250,000	277,188
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	724,727
7.100%, 11/19/36 (144A)	200,000	198,428
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	108,238
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	985,000	776,421
Spain Government Bonds
3.500%, 05/31/29 (EUR)	300,000	368,575
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	399,303
U.K. Gilts
4.125%, 01/29/27 (GBP)	680,000	937,520
4.250%, 07/31/34 (GBP)	1,175,000	1,591,170
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	8,750,000	213,703
		28,473,739
Total Foreign Government (Cost $31,316,121)		30,346,289

See accompanying notes to financial statements.
BHFTI-319

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—2.7%
Security Description	Principal Amount*	Value

U.S. Treasury — 2.7%
U.S. Treasury Bonds
2.250%, 02/15/52	480,000	$293,194
3.000%, 05/15/45	800,000	612,781
3.625%, 05/15/53	630,000	513,844
4.125%, 08/15/53	115,000	102,723
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (f)	583,515	575,614
U.S. Treasury Notes
2.750%, 08/15/32	115,000	106,087
3.375%, 05/15/33	825,000	786,425
3.750%, 04/30/27	2,925,000	2,924,543
3.750%, 06/30/30	285,000	284,276
4.000%, 03/31/30 (g)	3,435,000	3,466,935
4.000%, 02/15/34	240,000	237,497
4.625%, 02/15/35	100,000	103,172
Total U.S. Treasury & Government Agencies (Cost $10,018,050)		10,007,091

Floating Rate Loans (h)—1.0%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 6.796%, 3M TSFR + 2.500%, 02/28/31	14,813	14,850
2024 Term Loan I, 7.046%, 3M TSFR + 2.750%, 08/24/28	20,378	20,467
		35,317
Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8, 6.077%, 1M TSFR + 1.750%, 06/24/31	264,640	265,412
Computers — 0.0%
Kaseya, Inc.
2025 1st Lien Term Loan B, 7.577%, 1M TSFR + 3.250%, 03/20/32	115,391	116,004
Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 6.062%, 1M TSFR + 1.750%, 02/11/28	30,132	30,170
2024 M&A 1st lien Term Loan B, 6.068%, 3M TSFR + 1.750%, 06/13/31	137,187	137,359
		167,529
Diversified Financial Services — 0.0%
Citadel Securities LP
2024 First Lien Term Loan, 10/31/31 (i)	29,925	30,042
Electric — 0.0%
NRG Energy, Inc.
2024 Term Loan, 6.030%, 3M TSFR + 1.750%, 04/16/31	29,774	29,870
Entertainment — 0.1%
DK Crown Holdings, Inc.
2025 Term Loan B, 6.066%, 1M TSFR + 1.750%, 03/04/32	89,775	89,607
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Flutter Financing BV
2024 Term Loan B, 6.046%, 3M TSFR + 1.750%, 11/30/30	200,858	$200,261
2025 Term Loan B, 6.296%, 3M TSFR + 2.000%, 06/04/32	15,000	15,037
Light & Wonder International, Inc.
2024 Term Loan B2, 6.564%, 1M TSFR + 2.250%, 04/14/29	9,900	9,925
Six Flags Entertainment Corp.
2024 Term Loan B, 6.327%, 1M TSFR + 2.000%, 05/01/31	29,700	29,770
		344,600
Food Service — 0.1%
Aramark Services, Inc.
2024 Term Loan B7, 6.327%, 1M TSFR + 2.000%, 04/06/28	15,000	15,044
2024 Term Loan B8, 6.327%, 1M TSFR + 2.000%, 06/22/30	131,287	131,889
		146,933
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 6.077%, 1M TSFR + 1.750%, 05/23/31	143,405	143,764
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
2025 Term Loan B, 12/18/30 (i)	70,737	70,914
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.827%, 1M TSFR + 3.500%, 10/23/31 (j)	8,332	8,351
2024 Term Loan B, 7.827%, 1M TSFR + 3.500%, 10/23/31	64,569	64,722
		143,987
Healthcare-Services — 0.0%
DaVita, Inc.
2024 Extended Term Loan B1, 05/09/31 (i)	24,937	25,106
IQVIA, Inc.
2025 Repriced Term Loan B, 6.046%, 3M TSFR + 1.750%, 01/02/31	69,663	70,033
		95,139
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.072%, 1M TSFR + 2.750%, 09/19/31	245,197	245,462
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.929% - 7.046%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/15/31 (k)	359,100	357,080
HUB International Ltd.
2025 Term Loan B, 6.769%, 3M TSFR + 2.500%, 06/20/30	29,503	29,614
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.577%, 1M TSFR + 2.250%, 09/15/31	19,900	19,916
Truist Insurance Holdings LLC
2024 Term Loan B, 7.046%, 3M TSFR + 2.750%, 05/06/31	34,097	34,161
		686,233
See accompanying notes to financial statements.
BHFTI-320

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Investment Companies — 0.1%
Gryphon Debt Merger Sub, Inc.
Term Loan B, 06/18/32 (i)	210,000	$210,219
Leisure Time — 0.1%
Carnival Corp.
2025 Term Loan (2027), 6.312%, 1M TSFR + 2.000%, 08/08/27	44,438	44,521
2025 Term Loan (2028), 6.312%, 1M TSFR + 2.000%, 10/18/28	281,539	281,715
		326,236
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.069%, 1M TSFR + 1.750%, 11/08/30	96,740	97,145
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 6.327%, 1M TSFR + 2.000%, 01/17/31	276,098	276,155
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.077%, 1M TSFR + 1.750%, 05/24/30	267,300	268,737
		642,037
Machinery-Construction & Mining — 0.0%
Terex Corp.
2024 Term Loan B, 10/08/31 (i)	24,937	25,109
Media — 0.0%
CSC Holdings LLC
2022 Term Loan B6, 8.812%, 1M TSFR + 4.500%, 01/18/28	31,977	31,569
Mining — 0.0%
Novelis Corp.
2025 Term Loan B, 6.296%, 3M TSFR + 2.000%, 03/11/32	113,173	113,399
Software — 0.0%
Open Text Corp.
2023 Term Loan B, 6.077%, 1M TSFR + 1.750%, 01/31/30	123,273	123,392
Telecommunications — 0.0%
Ciena Corp.
2025 Repriced Term Loan B, 6.068%, 1M TSFR + 1.750%, 10/24/30	28,758	28,938
Total Floating Rate Loans (Cost $3,699,116)		3,705,729

Convertible Bonds—0.5%
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.
1.250%, 05/15/27	240,000	225,911
Internet — 0.1%
Uber Technologies, Inc.
0.875%, 12/01/28	200,000	285,300
Security Description	Principal Amount*/ Shares	Value

Leisure Time — 0.1%
Carnival Corp.
5.750%, 12/01/27	162,000	$356,319
Telecommunications — 0.2%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (d)	796,218	937,547
Total Convertible Bonds (Cost $1,554,484)		1,805,077

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $459,881)	460,000	361,980

Short-Term Investments—1.8%
Repurchase Agreement—1.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $6,697,850; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $6,831,277	6,697,246	6,697,246
Total Short-Term Investments (Cost $6,697,246)		6,697,246

Securities Lending Reinvestments (l)—0.3%
Short-Term Investment Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (m)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (m)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (m)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (m)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.230% (m)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.270% (m)	200,000	200,000
		900,000

Repurchase Agreements—0.1%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $204,000	200,000	200,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $102,012	100,000	100,000
See accompanying notes to financial statements.
BHFTI-321

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $93,686; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $95,549	93,675	$93,675
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,631	50,000	50,000
		443,675
Total Securities Lending Reinvestments (Cost $1,343,675)		1,343,675
Total Investments—100.0% (Cost $298,738,548)		371,472,556
Unfunded Loan Commitments—(0.0)% (Cost $(7,084))		(7,084)
Net Investments—100.0% (Cost $298,731,464)		371,465,472
Other assets and liabilities (net)—0.0%		(123,478)
Net Assets—100.0%		$371,341,994

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $5,497,447 and the collateral received consisted of cash in the amount of $1,343,675 and non-cash collateral with a value of $4,337,464. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $706,508.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after June 30, 2025, at which time the interest rate will be determined.
(j)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(m)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$39,441,542, which is 10.6% of net assets.

Country Diversification as of June 30, 2025 (Unaudited)	% of Net Assets
United States	67.4
United Kingdom	4.1
Canada	3.0
Japan	2.7
Taiwan	2.7
Netherlands	2.3
Sweden	2.2
Australia	2.1
Israel	1.2
Mexico	1.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$7,885,616	$53,099,597	$15 ,615,605	$66,083,537
See accompanying notes to financial statements.
BHFTI-322

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(1,343,675)	$—	$—	$—	$(1,343,675)
Gross amount of recognized liabilities for securities lending transactions					$(1,343,675)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	12,935,000	HSBCU	09/17/25	USD	1,815,719	$1,929
CNH	31,210,000	HSBCU	09/17/25	USD	4,372,361	13,321
EUR	462,000	MSC	09/17/25	USD	538,803	8,179
EUR	8,084,000	MSC	09/17/25	USD	9,276,641	294,347
JPY	645,004,000	MSC	09/17/25	USD	4,502,746	15,020

Contracts to Deliver
AUD	1,985,000	HSBCU	09/17/25	USD	1,296,318	(12,180)
BRL	6,742,000	BOA	09/03/25	USD	1,165,126	(56,824)
CAD	3,289,000	CBNA	09/17/25	USD	2,425,749	1,164
COP	4,796,861,988	UBSA	09/17/25	USD	1,126,156	(35,660)
GBP	265,000	UBSA	09/17/25	USD	360,508	(3,422)
IDR	12,099,999,927	BOA	09/17/25	USD	741,740	(1,469)
KRW	825,594,000	BOA	09/17/25	USD	606,141	(8,518)
MXN	30,479,000	BOA	09/17/25	USD	1,580,820	(30,359)
NZD	530,000	MSC	09/17/25	USD	319,243	(4,649)
ZAR	4,000,000	BOA	09/17/25	USD	224,636	(47)

Cross Currency Contracts to Buy
EUR	326,012	MSC	09/17/25	NOK	3,786,000	10,186
Net Unrealized Appreciation						$191,018
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	09/08/25	26	EUR	3,383,900	$(22,970)
U.S. Treasury Note 2 Year Futures	09/30/25	77	USD	16,017,805	73,867
U.S. Treasury Note 5 Year Futures	09/30/25	236	USD	25,724,000	263,621
U.S. Treasury Note 10 Year Futures	09/19/25	91	USD	10,203,375	147,317

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/19/25	(14)	USD	(1,616,563)	(48,564)
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(116)	USD	(13,254,812)	(265,469)
U.S. Treasury Ultra Long Bond Futures	09/19/25	(16)	USD	(1,906,000)	(59,349)
Net Unrealized Appreciation					$88,453
See accompanying notes to financial statements.
BHFTI-323

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$344,146	Unrealized depreciation on forward foreign currency exchange contracts	$153,128
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	484,805	Unrealized depreciation on futures contracts (a) (b)	396,352
Total		$828,951		$549,480

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank NA	$1,164	$—	$—	$1,164
HSBC Bank USA	15,250	(12,180)	—	3,070
Morgan Stanley & Co.	327,732	(4,649)	—	323,083
	$344,146	$(16,829)	$—	$327,317
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$97,217	$—	$—	$97,217
HSBC Bank USA	12,180	(12,180)	—	—
Morgan Stanley & Co.	4,649	(4,649)	—	—
UBS AG	39,082	—	—	39,082
	$153,128	$(16,829)	$—	$136,299

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$373,081	$373,081
Futures contracts	266,530	—	266,530
	$266,530	$373,081	$639,611
See accompanying notes to financial statements.
BHFTI-324

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$231,893	$231,893
Futures contracts	50,212	—	50,212
	$50,212	$231,893	$282,105
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$35,310,644
Futures contracts long	35,280,054
Futures contracts short	(9,069,969)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$7,740,597	$—	$—	$7,740,597
Broadline Retail	12,874,025	—	—	12,874,025
Building Products	6,946,506	—	—	6,946,506
Capital Markets	28,274,183	4,585,788	—	32,859,971
Chemicals	7,779,004	—	—	7,779,004
Consumer Staples Distribution & Retail	7,354,264	—	—	7,354,264
Electrical Equipment	—	4,617,453	—	4,617,453
Electronic Equipment, Instruments & Components	—	6,826,781	—	6,826,781
Financial Services	11,448,966	—	—	11,448,966
Health Care Providers & Services	5,759,278	—	—	5,759,278
Hotels, Restaurants & Leisure	12,821,742	—	—	12,821,742
Interactive Media & Services	7,367,824	—	—	7,367,824
IT Services	6,206,639	7,369,722	—	13,576,361
Life Sciences Tools & Services	12,353,059	—	—	12,353,059
Machinery	22,083,198	7,583,785	—	29,666,983
Oil, Gas & Consumable Fuels	1,531,460	—	—	1,531,460
Semiconductors & Semiconductor Equipment	19,002,198	17,892,051	—	36,894,249
Software	14,391,306	—	—	14,391,306
Specialty Retail	15,111,601	—	—	15,111,601
Textiles, Apparel & Luxury Goods	—	2,166,510	—	2,166,510
Total Common Stocks	199,045,850	51,042,090	—	250,087,940
Total Corporate Bonds & Notes*	—	67,117,529	—	67,117,529
Total Foreign Government*	—	30,346,289	—	30,346,289
Total U.S. Treasury & Government Agencies*	—	10,007,091	—	10,007,091
Total Floating Rate Loans (Less Unfunded Loan Commitments of $7,084)*	—	3,698,645	—	3,698,645
Total Convertible Bonds*	—	1,805,077	—	1,805,077
Total Municipals*	—	361,980	—	361,980
Total Short-Term Investments*	—	6,697,246	—	6,697,246
Securities Lending Reinvestments
Short-Term Investment Funds	900,000	—	—	900,000
Repurchase Agreements	—	443,675	—	443,675
Total Securities Lending Reinvestments	900,000	443,675	—	1,343,675
Total Net Investments	$199,945,850	$171,519,622	$—	$371,465,472
Collateral for Securities Loaned (Liability)	$—	$(1,343,675)	$—	$(1,343,675)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$344,146	$—	$344,146
See accompanying notes to financial statements.
BHFTI-325

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(153,128)	$—	$(153,128)
Total Forward Contracts	$—	$191,018	$—	$191,018
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$484,805	$—	$—	$484,805
Futures Contracts (Unrealized Depreciation)	(396,352)	—	—	(396,352)
Total Futures Contracts	$88,453	$—	$—	$88,453

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-326

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b) (c)	$371,465,472
Cash	358,848
Cash denominated in foreign currencies (d)	1,167,409
Unrealized appreciation on forward foreign currency exchange contracts	344,146
Receivable for:
Investments sold	8,789
Fund shares sold	39,684
Dividends and interest	1,497,384
Prepaid expenses	2,931
Total Assets	374,884,663
Liabilities
Due to Broker	19,118
Unrealized depreciation on forward foreign currency exchange contracts	153,128
Collateral for securities loaned	1,343,675
Payable for:
Investments purchased	899,329
Fund shares redeemed	342,813
Foreign taxes	8,343
Variation margin on futures contracts	38,131
Accrued Expenses:
Management fees	205,701
Distribution and service fees	51,754
Deferred trustees’ fees	255,681
Other expenses	224,996
Total Liabilities	3,542,669
Net Assets	$371,341,994
Net Assets Consist of:
Paid in surplus	$281,746,366
Distributable earnings (Accumulated losses) (e)	89,595,628
Net Assets	$371,341,994
Net Assets
Class A	$114,684,883
Class B	256,657,111
Capital Shares Outstanding*
Class A	7,394,201
Class B	16,932,005
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.51
Class B	15.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $298,731,464.
(b)	Investments at value is net of unfunded loan commitments of $7,084.
(c)	Includes securities loaned at value of $5,497,447.
(d)	Identified cost of cash denominated in foreign currencies was $1,160,041.
(e)	Includes foreign capital gains tax of $8,343.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$1,174,959
Interest (b)	3,000,723
Securities lending income	7,590
Total investment income	4,183,272
Expenses
Management fees	1,271,493
Administration fees	21,361
Custodian and accounting fees	46,600
Distribution and service fees—Class B	313,011
Audit and tax services	38,002
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	17,107
Insurance	1,587
Miscellaneous	14,065
Total expenses	1,765,983
Less management fee waiver	(24,795)
Less broker commission recapture	(1,103)
Net expenses	1,740,085
Net Investment Income	2,443,187
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	14,895,419
Futures contracts	266,530
Foreign currency transactions	81,412
Forward foreign currency transactions	373,081
Net realized gain (loss)	15,616,442
Net change in unrealized appreciation (depreciation) on:
Investments (d)	616,964
Futures contracts	50,212
Foreign currency transactions	73,374
Forward foreign currency transactions	231,893
Net change in unrealized appreciation (depreciation)	972,443
Net realized and unrealized gain (loss)	16,588,885
Net Increase (Decrease) in Net Assets From Operations	$19,032,072

(a)	Net of foreign withholding taxes of $52,011.
(b)	Net of foreign withholding taxes of $6,826.
(c)	Net of foreign capital gains tax of $816.
(d)	Includes change in foreign capital gains tax of $(1,204).
See accompanying notes to financial statements.
BHFTI-327

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,443,187	$5,062,573
Net realized gain (loss)	15,616,442	29,536,796
Net change in unrealized appreciation (depreciation)	972,443	10,686,448
Increase (decrease) in net assets from operations	19,032,072	45,285,817
From Distributions to Shareholders
Class A	(10,402,803)	(6,930,540)
Class B	(23,045,849)	(15,045,131)
Total distributions	(33,448,652)	(21,975,671)
Increase (decrease) in net assets from capital share transactions	12,477,593	(34,635,862)
Total increase (decrease) in net assets	(1,938,987)	(11,325,716)
Net Assets
Beginning of period	373,280,981	384,606,697
End of period	$371,341,994	$373,280,981

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	118,240	$1,933,223	86,489	$1,392,893
Reinvestments	681,704	10,402,803	446,268	6,930,540
Redemptions	(594,744)	(9,588,605)	(1,112,133)	(17,851,656)
Net increase (decrease)	205,200	$2,747,421	(579,376)	$(9,528,223)
Class B
Sales	381,249	$6,106,615	552,381	$8,662,441
Reinvestments	1,544,628	23,045,849	989,161	15,045,131
Redemptions	(1,230,107)	(19,422,292)	(3,111,863)	(48,815,211)
Net increase (decrease)	695,770	$9,730,172	(1,570,321)	$(25,107,639)
Increase (decrease) derived from capital shares transactions		$12,477,593		$(34,635,862)
See accompanying notes to financial statements.
BHFTI-328

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.18	$15.26	$12.95	$19.79	$19.30	$18.14
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.24	0.21	0.18	0.12	0.18
Net realized and unrealized gain (loss)	0.73	1.63	2.65	(4.79)	2.54	2.32
Total income (loss) from investment operations	0.85	1.87	2.86	(4.61)	2.66	2.50
Less Distributions
Distributions from net investment income	(0.20)	(0.18)	0.00	0.00	(0.21)	(0.17)
Distributions from net realized capital gains	(1.32)	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)
Total distributions	(1.52)	(0.95)	(0.55)	(2.23)	(2.17)	(1.34)
Net Asset Value, End of Period	$15.51	$16.18	$15.26	$12.95	$19.79	$19.30
Total Return (%) (b)	5.46 (c)	12.51	22.51	(23.12)	14.57	15.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (d)	0.80	0.81	0.79	0.78	0.79
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.79	0.79	0.78	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	1.52 (d)	1.48	1.51	1.19	0.60	1.00
Portfolio turnover rate (%)	17 (c)	24	20	26	46	43
Net assets, end of period (in millions)	$114.7	$116.3	$118.5	$110.3	$161.4	$157.3

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.83	$14.94	$12.72	$19.53	$19.08	$17.95
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.19	0.17	0.14	0.07	0.13
Net realized and unrealized gain (loss)	0.71	1.61	2.60	(4.72)	2.51	2.29
Total income (loss) from investment operations	0.81	1.80	2.77	(4.58)	2.58	2.42
Less Distributions
Distributions from net investment income	(0.16)	(0.14)	0.00	0.00	(0.17)	(0.12)
Distributions from net realized capital gains	(1.32)	(0.77)	(0.55)	(2.23)	(1.96)	(1.17)
Total distributions	(1.48)	(0.91)	(0.55)	(2.23)	(2.13)	(1.29)
Net Asset Value, End of Period	$15.16	$15.83	$14.94	$12.72	$19.53	$19.08
Total Return (%) (b)	5.30 (c)	12.30	22.20	(23.30)	14.26	14.79
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05 (d)	1.05	1.06	1.04	1.03	1.04
Net ratio of expenses to average net assets (%) (e)	1.04 (d)	1.04	1.04	1.03	1.02	1.03
Ratio of net investment income (loss) to average net assets (%)	1.27 (d)	1.23	1.26	0.95	0.36	0.75
Portfolio turnover rate (%)	17 (c)	24	20	26	46	43
Net assets, end of period (in millions)	$256.7	$256.9	$266.1	$248.4	$348.0	$328.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-329

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.8%
Boeing Co. (a)	731,531	$153,277,690
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc. (b)	280,242	32,017,649
Automobiles — 6.4%
Tesla, Inc. (a)	650,926	206,773,153
Beverages — 2.5%
Monster Beverage Corp. (a)	1,267,832	79,416,996
Biotechnology — 4.2%
Regeneron Pharmaceuticals, Inc.	96,852	50,847,300
Vertex Pharmaceuticals, Inc. (a)	190,374	84,754,505
		135,601,805
Broadline Retail — 6.3%
Alibaba Group Holding Ltd. (ADR)	112,417	12,749,212
Amazon.com, Inc. (a)	863,543	189,452,699
		202,201,911
Capital Markets — 2.2%
FactSet Research Systems, Inc. (b)	73,840	33,027,155
SEI Investments Co. (b)	420,625	37,797,363
		70,824,518
Entertainment — 10.8%
Netflix, Inc. (a)	192,745	258,110,612
Walt Disney Co.	712,264	88,327,858
		346,438,470
Financial Services — 6.4%
Block, Inc. (a)	356,257	24,200,538
PayPal Holdings, Inc. (a)	323,096	24,012,495
Visa, Inc. - Class A (b)	447,074	158,733,623
		206,946,656
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc. (a)	86,033	46,751,193
Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp.	472,631	43,307,178
Yum China Holdings, Inc.	176,736	7,901,867
Yum! Brands, Inc. (b)	193,944	28,738,622
		79,947,667
Interactive Media & Services — 13.8%
Alphabet, Inc. - Class A (b)	938,320	165,360,133
Alphabet, Inc. - Class C	32,499	5,764,998
Meta Platforms, Inc. - Class A	369,764	272,919,111
		444,044,242
IT Services — 2.5%
Shopify, Inc. - Class A (a)	688,614	79,431,625
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 1.5%
Illumina, Inc. (a) (b)	208,235	$19,867,701
Thermo Fisher Scientific, Inc.	73,758	29,905,919
		49,773,620
Machinery — 1.1%
Deere & Co.	66,997	34,067,305
Pharmaceuticals — 3.2%
Novartis AG (ADR)	282,154	34,143,456
Novo Nordisk AS (ADR) (b)	634,902	43,820,936
Roche Holding AG (ADR) (b)	637,546	25,986,375
		103,950,767
Semiconductors & Semiconductor Equipment — 11.2%
NVIDIA Corp.	2,051,110	324,054,869
QUALCOMM, Inc.	225,828	35,965,367
		360,020,236
Software — 16.1%
Autodesk, Inc. (a)	282,625	87,492,221
Microsoft Corp.	301,636	150,036,763
Oracle Corp.	824,731	180,310,938
Salesforce, Inc.	283,746	77,374,697
Workday, Inc. - Class A (a)	98,473	23,633,520
		518,848,139
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. - Class B	342,605	24,338,659
Total Common Stocks (Cost $1,608,192,216)		3,174,672,301

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $13,840,404; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $14,116,068	13,839,154	13,839,154
Total Short-Term Investments (Cost $13,839,154)		13,839,154

Securities Lending Reinvestments (c)—2.3%
Short-Term Investment Funds—0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.220% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (d)	3,000,000	3,000,000
		5,000,000

Certificates of Deposit—0.1%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (e)	1,000,000	999,998
See accompanying notes to financial statements.
BHFTI-330

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (e)	1,000,000	$1,000,170
		2,000,168
Repurchase Agreements—2.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $7,000,867; collateralized by various Common Stock with an aggregate market value of $7,791,518	7,000,000	7,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $1,000,126; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $5,000,607; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $5,100,000	5,000,000	5,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $11,001,338; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $11,221,365	11,000,000	11,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,800,881; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,896,304	4,800,297	4,800,297
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $4,000,504; collateralized by various Common Stock with an aggregate market value of $4,460,420	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $10,001,261; collateralized by various Common Stock with an aggregate market value of $11,151,049	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $2,001,773; collateralized by various Common Stock with an aggregate market value of $2,230,246	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $7,000,863; collateralized by various Common Stock with an aggregate market value of $7,788,332	7,000,000	$7,000,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $2,000,251; collateralized by various Common Stock with an aggregate market value of $2,224,886	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $3,340,411; collateralized by various Common Stock with an aggregate market value of $3,674,452	3,340,000	3,340,000
		64,140,297
Time Deposit—0.1%
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $73,140,297)		73,140,465
Total Investments—101.4% (Cost $1,695,171,667)		3,261,651,920
Other assets and liabilities (net)—(1.4)%		(44,357,233)
Net Assets—100.0%		$3,217,294,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $278,471,426 and the collateral received consisted of cash in the amount of $73,140,297 and non-cash collateral with a value of $208,832,361. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-331

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$34,023,294	$0	$271,389,899
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(73,140,297)	$—	$—	$—	$(73,140,297)
Gross amount of recognized liabilities for securities lending transactions					$(73,140,297)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,174,672,301	$—	$—	$3,174,672,301
Total Short-Term Investments*	—	13,839,154	—	13,839,154
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Certificates of Deposit	—	2,000,168	—	2,000,168
Repurchase Agreements	—	64,140,297	—	64,140,297
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	5,000,000	68,140,465	—	73,140,465
Total Investments	$3,179,672,301	$81,979,619	$—	$3,261,651,920
Collateral for Securities Loaned (Liability)	$—	$(73,140,297)	$—	$(73,140,297)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-332

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$3,261,651,920
Receivable for:
Investments sold	32,147,802
Fund shares sold	125,944
Dividends and interest	4,094,591
Prepaid expenses	24,942
Total Assets	3,298,045,199
Liabilities
Collateral for securities loaned	73,140,297
Payable for:
Fund shares redeemed	5,336,628
Accrued Expenses:
Management fees	1,365,074
Distribution and service fees	182,244
Deferred trustees’ fees	276,933
Other expenses	449,336
Total Liabilities	80,750,512
Net Assets	$3,217,294,687
Net Assets Consist of:
Paid in surplus	$1,583,176,804
Distributable earnings (Accumulated losses)	1,634,117,883
Net Assets	$3,217,294,687
Net Assets
Class A	$2,289,991,011
Class B	897,432,657
Class E	29,871,019
Capital Shares Outstanding*
Class A	127,065,275
Class B	54,094,154
Class E	1,742,213
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.02
Class B	16.59
Class E	17.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,695,171,667.
(b)	Includes securities loaned at value of $278,471,426.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$8,735,458
Interest	395,432
Securities lending income	199,213
Total investment income	9,330,103
Expenses
Management fees	8,365,373
Administration fees	66,698
Custodian and accounting fees	62,043
Distribution and service fees—Class B	1,043,314
Distribution and service fees—Class E	21,071
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	70,477
Insurance	12,608
Miscellaneous	12,925
Total expenses	9,722,313
Less management fee waiver	(372,969)
Less broker commission recapture	(13,999)
Net expenses	9,335,345
Net Investment Loss	(5,242)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	113,604,737
Net change in unrealized appreciation (depreciation) on:
Investments	115,889,583
Foreign currency transactions	1,924
Net change in unrealized appreciation (depreciation)	115,891,507
Net realized and unrealized gain (loss)	229,496,244
Net Increase (Decrease) in Net Assets From Operations	$229,491,002

(a)	Net of foreign withholding taxes of $388,027.
See accompanying notes to financial statements.
BHFTI-333

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(5,242)	$(1,796,289)
Net realized gain (loss)	113,604,737	409,418,947
Net change in unrealized appreciation (depreciation)	115,891,507	518,060,606
Increase (decrease) in net assets from operations	229,491,002	925,683,264
From Distributions to Shareholders
Class A	(292,695,262)	(171,264,345)
Class B	(123,411,623)	(72,562,040)
Class E	(3,977,930)	(2,413,736)
Total distributions	(420,084,815)	(246,240,121)
Increase (decrease) in net assets from capital share transactions	203,664,439	(457,100,692)
Total increase (decrease) in net assets	13,070,626	222,342,451
Net Assets
Beginning of period	3,204,224,061	2,981,881,610
End of period	$3,217,294,687	$3,204,224,061

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,053,851	$19,551,492	1,088,827	$18,601,110
Reinvestments	16,821,567	292,695,262	10,323,348	171,264,345
Redemptions	(9,016,811)	(168,592,124)	(28,901,504)	(505,406,420)
Net increase (decrease)	8,858,607	$143,654,630	(17,489,329)	$(315,540,965)
Class B
Sales	1,431,627	$23,880,921	1,218,699	$19,424,293
Reinvestments	7,703,597	123,411,623	4,687,470	72,562,040
Redemptions	(5,056,034)	(88,485,103)	(14,032,131)	(228,495,843)
Net increase (decrease)	4,079,190	$58,807,441	(8,125,962)	$(136,509,510)
Class E
Sales	7,955	$136,353	31,164	$506,897
Reinvestments	240,358	3,977,930	151,712	2,413,736
Redemptions	(163,571)	(2,911,915)	(480,430)	(7,970,850)
Net increase (decrease)	84,742	$1,202,368	(297,554)	$(5,050,217)
Increase (decrease) derived from capital shares transactions		$203,664,439		$(457,100,692)
See accompanying notes to financial statements.
BHFTI-334

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.25	$15.51	$10.79	$16.59	$14.45	$17.14
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.00 (b)	(0.01)	0.01	0.00 (b)	0.04
Net realized and unrealized gain (loss)	1.38	5.13	5.55	(4.65)	2.66	4.01
Total income (loss) from investment operations	1.39	5.13	5.54	(4.64)	2.66	4.05
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.03)	(0.16)
Distributions from net realized capital gains	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(2.62)	(1.39)	(0.82)	(1.16)	(0.52)	(6.74)
Net Asset Value, End of Period	$18.02	$19.25	$15.51	$10.79	$16.59	$14.45
Total Return (%) (c)	7.68 (d)	34.47	52.06	(27.86)	18.66	32.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (e)	0.58	0.58	0.58	0.57	0.59
Net ratio of expenses to average net assets (%) (f)	0.55 (e)	0.55	0.57	0.57	0.56	0.57
Ratio of net investment income (loss) to average net assets (%)	0.07 (e)	0.01	(0.08)	0.05	0.02	0.28
Portfolio turnover rate (%)	1 (d)	8	5	19	24 (g)	18
Net assets, end of period (in millions)	$2,290.0	$2,276.0	$2,105.2	$1,747.7	$2,526.1	$1,901.7

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.95	$14.58	$10.20	$15.80	$13.80	$16.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.04)	(0.02)	(0.03)	0.00 (b)
Net realized and unrealized gain (loss)	1.28	4.80	5.24	(4.42)	2.52	3.85
Total income (loss) from investment operations	1.26	4.76	5.20	(4.44)	2.49	3.85
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.11)
Distributions from net realized capital gains	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)	(6.69)
Net Asset Value, End of Period	$16.59	$17.95	$14.58	$10.20	$15.80	$13.80
Total Return (%) (c)	7.52 (d)	34.13	51.73	(28.00)	18.27	32.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.83	0.83	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (f)	0.80 (e)	0.80	0.82	0.82	0.81	0.82
Ratio of net investment income (loss) to average net assets (%)	(0.18) (e)	(0.24)	(0.33)	(0.20)	(0.21)	0.03
Portfolio turnover rate (%)	1 (d)	8	5	19	24 (g)	18
Net assets, end of period (in millions)	$897.4	$897.6	$847.5	$695.3	$1,034.6	$943.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-335

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.45	$14.94	$10.43	$16.11	$14.05	$16.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	(0.03)	(0.01)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.33	4.92	5.36	(4.51)	2.57	3.90
Total income (loss) from investment operations	1.32	4.90	5.33	(4.52)	2.56	3.92
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.13)
Distributions from net realized capital gains	(2.62)	(1.39)	(0.82)	(1.16)	(0.49)	(6.58)
Total distributions	(2.62)	(1.39)	(0.82)	(1.16)	(0.50)	(6.71)
Net Asset Value, End of Period	$17.15	$18.45	$14.94	$10.43	$16.11	$14.05
Total Return (%) (c)	7.65 (d)	34.24	51.84	(27.95)	18.46	32.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (e)	0.73	0.73	0.73	0.72	0.74
Net ratio of expenses to average net assets (%) (f)	0.70 (e)	0.70	0.72	0.72	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	(0.08) (e)	(0.14)	(0.23)	(0.10)	(0.10)	0.12
Portfolio turnover rate (%)	1 (d)	8	5	19	24 (g)	18
Net assets, end of period (in millions)	$29.9	$30.6	$29.2	$21.8	$34.8	$35.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2021.
See accompanying notes to financial statements.
BHFTI-336

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—76.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 76.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	230,244,623	$2,182,719,023
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	16,034,332	263,123,384
MetLife MSCI EAFE Index Portfolio (Class A) (a)	35,508,938	610,753,738
MetLife Russell 2000 Index Portfolio (Class A) (a)	9,463,782	160,316,473
MetLife Stock Index Portfolio (Class A) (a)	13,374,235	897,009,937
Total Investment Companies (Cost $4,108,804,124)		4,113,922,555

Short-Term Investments—23.5%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $12,125; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $12,436	12,123	12,123
U.S. Treasury—23.5%
U.S. Treasury Bills
Zero Coupon, 07/01/25 (b)	10,000,000	10,000,000
3.840%, 07/15/25 (b)	15,980,000	15,954,194
3.953%, 07/15/25 (b)	187,570,000	187,267,101
4.058%, 07/24/25 (b)	246,860,000	246,203,113
4.087%, 07/22/25 (b)	18,100,000	18,056,056
4.104%, 07/22/25 (b)	176,135,000	175,707,374
4.105%, 08/07/25 (b) (c) (d)	34,685,000	34,533,472
4.110%, 08/07/25 (b) (c) (d)	60,500,000	60,235,694
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.116%, 08/07/25 (b) (c) (d)	20,185,000	$20,096,818
4.131%, 08/07/25 (b) (c) (d)	17,420,000	17,343,897
4.148%, 07/29/25 (b)	240,575,000	239,798,477
4.170%, 08/07/25 (b) (c) (d)	37,480,000	37,316,261
4.173%, 08/07/25 (b) (c) (d)	5,100,000	5,077,720
4.237%, 09/25/25 (b)	190,000,000	188,098,206
4.253%, 09/25/25 (b)	9,040,000	8,949,515
		1,264,637,898
Total Short-Term Investments (Cost $1,264,646,138)		1,264,650,021
Total Investments—99.9% (Cost $5,373,450,262)		5,378,572,576
Other assets and liabilities (net)—0.1%		4,683,914
Net Assets—100.0%		$5,383,256,490

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $72,681,085.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $32,855,833.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	$2,360,652,627	$44,941,073	$(266,286,995)	$(44,374,174)	$87,786,492	$2,182,719,023
MetLife Mid Cap Stock Index Portfolio (Class A)	272,254,880	22,163,135	(9,129,270)	1,250,620	(23,415,981)	263,123,384
MetLife MSCI EAFE Index Portfolio (Class A)	646,606,593	15,891,311	(152,477,660)	28,582,753	72,150,741	610,753,738
MetLife Russell 2000 Index Portfolio (Class A)	163,622,398	12,955,664	(2,885,254)	265,049	(13,641,384)	160,316,473
MetLife Stock Index Portfolio (Class A)	939,663,068	88,207,876	(94,463,437)	24,284,490	(60,682,060)	897,009,937
	$4,382,799,566	$184,159,059	$(525,242,616)	$10,008,738	$62,197,808	$4,113,922,555

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$44,941,073	230,244,623
MetLife Mid Cap Stock Index Portfolio (Class A)	19,186,437	2,976,698	16,034,332
MetLife MSCI EAFE Index Portfolio (Class A)	4,520,195	11,371,116	35,508,938
MetLife Russell 2000 Index Portfolio (Class A)	8,555,934	1,899,328	9,463,782
MetLife Stock Index Portfolio (Class A)	79,179,206	9,028,668	13,374,235
	$111,441,772	$70,216,883
See accompanying notes to financial statements.
BHFTI-337

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$184,159,059	$0	$525,242,616
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/19/25	1,127	USD	151,113,795	$1,224,636
Russell 2000 Index E-Mini Futures	09/19/25	378	USD	41,423,130	1,379,964
S&P 500 Index E-Mini Futures	09/19/25	754	USD	235,766,375	8,341,490
S&P Midcap 400 Index E-Mini Futures	09/19/25	233	USD	72,824,150	2,200,267
Net Unrealized Appreciation					$13,146,357
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.780%	Annually	07/11/35	USD	255,000,000	$1,941,784	$(52,441)	$1,994,225
Pay	12M SOFR	Annually	3.870%	Annually	09/20/35	USD	255,000,000	3,968,918	2,565	3,966,353
Pay	12M SOFR	Annually	3.900%	Annually	06/14/35	USD	255,000,000	4,510,949	2,600	4,508,349
Pay	12M SOFR	Annually	3.940%	Annually	08/16/35	USD	255,000,000	5,420,423	2,816	5,417,607
Pay	12M SOFR	Annually	4.120%	Annually	05/20/35	USD	255,000,000	9,203,927	2,582	9,201,345
Pay	12M SOFR	Annually	4.130%	Annually	04/23/35	USD	255,000,000	9,424,903	2,563	9,422,340
Totals								$34,470,904	$(39,315)	$34,510,219
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$13,146,357
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b)	34,510,219
Total		$47,656,576

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTI-338

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$(328,249,720)	$(328,249,720)
Swap contracts	(14,084,297)	—	(14,084,297)
	$(14,084,297)	$(328,249,720)	$(342,334,017)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$89,369,929	$89,369,929
Swap contracts	67,699,791	—	67,699,791
	$67,699,791	$89,369,929	$157,069,720
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,350,333,748
Futures contracts short	(208,723,463)
Swap contracts	1,674,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$4,113,922,555	$—	$—	$4,113,922,555
Total Short-Term Investments*	—	1,264,650,021	—	1,264,650,021
Total Investments	$4,113,922,555	$1,264,650,021	$—	$5,378,572,576
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,146,357	$—	$—	$13,146,357
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$34,510,219	$—	$34,510,219

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-339

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$1,264,650,021
Affiliated investments at value (b)	4,113,922,555
Receivable for:
Affiliated investments sold	9,575,214
Fund shares sold	41,207
Variation margin on futures contracts	1,246,058
Variation margin on centrally cleared swap contracts	5,542,905
Prepaid expenses	10,650
Total Assets	5,394,988,610
Liabilities
Payable for:
Fund shares redeemed	9,616,421
Accrued Expenses:
Management fees	653,896
Distribution and service fees	1,095,385
Deferred trustees’ fees	201,283
Other expenses	165,135
Total Liabilities	11,732,120
Net Assets	$5,383,256,490
Net Assets Consist of:
Paid in surplus	$5,513,208,560
Distributable earnings (Accumulated losses)	(129,952,070)
Net Assets	$5,383,256,490
Net Assets
Class B	$5,383,256,490
Capital Shares Outstanding*
Class B	495,120,149
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,264,646,138.
(b)	Identified cost of affiliated investments was $4,108,804,124.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from affiliated investments	$70,216,883
Interest	28,401,280
Total investment income	98,618,163
Expenses
Management fees	4,232,572
Administration fees	47,283
Custodian and accounting fees	18,750
Distribution and service fees—Class B	6,870,360
Audit and tax services	25,787
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	5,100
Insurance	1,333
Miscellaneous	10,773
Total expenses	11,254,715
Less management fee waiver	(65,729)
Net expenses	11,188,986
Net Investment Income	87,429,177
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,704
Affiliated investments	10,008,738
Capital gain distributions from affiliated investments	111,441,772
Futures contracts	(328,249,720)
Swap contracts	(14,084,297)
Net realized gain (loss)	(220,868,803)
Net change in unrealized appreciation (depreciation) on:
Investments	(463,441)
Affiliated investments	62,197,808
Futures contracts	89,369,929
Swap contracts	67,699,791
Net change in unrealized appreciation (depreciation)	218,804,087
Net realized and unrealized gain (loss)	(2,064,716)
Net Increase (Decrease) in Net Assets From Operations	$85,364,461
See accompanying notes to financial statements.
BHFTI-340

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$87,429,177	$37,920,496
Net realized gain (loss)	(220,868,803)	125,189,893
Net change in unrealized appreciation (depreciation)	218,804,087	(185,362,385)
Increase (decrease) in net assets from operations	85,364,461	(22,251,996)
From Distributions to Shareholders
Class B	(35,313,336)	(29,740,090)
Total distributions	(35,313,336)	(29,740,090)
Increase (decrease) in net assets from capital share transactions	(428,103,359)	4,523,731,446
Total increase (decrease) in net assets	(378,052,234)	4,471,739,360
Net Assets
Beginning of period	5,761,308,724	1,289,569,364
End of period	$5,383,256,490	$5,761,308,724

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	1,484,150	$16,037,899	433,744,145	$4,792,056,749
Reinvestments	3,312,696	35,313,336	2,832,390	29,740,090
Redemptions	(44,448,663)	(479,454,594)	(27,545,876)	(298,065,393)
Net increase (decrease)	(39,651,817)	$(428,103,359)	409,030,659	$4,523,731,446
Increase (decrease) derived from capital shares transactions		$(428,103,359)		$4,523,731,446
See accompanying notes to financial statements.
BHFTI-341

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.77	$10.26	$9.22	$13.24	$12.76	$13.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.23	0.25	0.18	0.14	0.21
Net realized and unrealized gain (loss)	(0.00) (b)	0.53 (c)	1.01	(2.95)	1.07	0.52
Total income (loss) from investment operations	0.17	0.76	1.26	(2.77)	1.21	0.73
Less Distributions
Distributions from net investment income	(0.07)	(0.25)	(0.22)	(0.20)	(0.24)	(0.29)
Distributions from net realized capital gains	0.00	0.00	0.00	(1.05)	(0.49)	(1.15)
Total distributions	(0.07)	(0.25)	(0.22)	(1.25)	(0.73)	(1.44)
Net Asset Value, End of Period	$10.87	$10.77	$10.26	$9.22	$13.24	$12.76
Total Return (%) (d)	1.60 (e)	7.48	13.82	(21.09)	9.72	6.56
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (f)	0.41 (g)	0.44	0.44	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (f) (h)	0.41 (g)	0.44	0.44	0.43	0.43	0.43
Ratio of net investment income (loss) to average net assets (%) (i)	1.89 (g)(j)	2.18	2.60	1.76	1.10	1.68
Portfolio turnover rate (%)	4 (e)	12	5	7	7	7
Net assets, end of period (in millions)	$5,383.3	$5,761.3	$1,289.6	$1,282.0	$1,818.9	$1,885.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(c)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of shareholder activity in the Portfolio.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(i)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(j)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTI-342

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Australia — 1.7%
APA Group	714,721	$3,843,297
Aristocrat Leisure Ltd.	128,215	5,500,079
CAR Group Ltd.	184,585	4,546,551
Glencore PLC (a)	2,578,007	10,038,444
		23,928,371
Austria — 0.5%
Erste Group Bank AG	91,454	7,773,163
Brazil — 1.5%
B3 SA - Brasil Bolsa Balcao	3,847,600	10,325,230
Banco Bradesco SA (ADR) (b)	3,333,019	10,299,029
		20,624,259
Canada — 2.5%
Alimentation Couche-Tard, Inc. (b)	106,888	5,313,199
Constellation Software, Inc.	5,355	19,635,459
RB Global, Inc. (b)	99,108	10,529,065
		35,477,723
China — 0.2%
China Resources Gas Group Ltd.	1,292,424	3,307,589
Denmark — 2.3%
Novo Nordisk AS - Class B	347,486	24,246,870
Novonesis (Novozymes) - B Shares (b)	116,337	8,353,675
		32,600,545
France — 7.7%
BNP Paribas SA	253,239	22,809,061
Capgemini SE	27,357	4,682,407
Cie Generale des Etablissements Michelin SCA	217,484	8,092,442
Legrand SA	137,399	18,352,897
LVMH Moet Hennessy Louis Vuitton SE	36,871	19,337,056
Thales SA	50,743	14,949,117
TotalEnergies SE	346,721	21,325,890
		109,548,870
Germany — 4.9%
E.ON SE	516,783	9,515,500
GEA Group AG	212,072	14,835,811
LEG Immobilien SE	65,028	5,769,323
Merck KGaA	79,827	10,337,664
MTU Aero Engines AG	44,831	19,936,236
Symrise AG	92,458	9,708,352
		70,102,886
Greece — 0.2%
Hellenic Telecommunications Organization SA	124,736	2,374,337
Hong Kong — 1.8%
AIA Group Ltd.	1,266,628	11,390,499
CLP Holdings Ltd.	514,000	4,329,753
Techtronic Industries Co. Ltd.	850,000	9,363,204
		25,083,456
Security Description	Shares	Value
India — 1.7%
HDFC Bank Ltd.	683,250	$15,927,373
Reliance Industries Ltd.	466,653	8,163,987
		24,091,360
Ireland — 1.5%
Bank of Ireland Group PLC	1,474,026	21,034,473
Italy — 1.5%
Eni SpA	787,176	12,749,746
Ryanair Holdings PLC (ADR)	157,587	9,088,042
		21,837,788
Japan — 18.7%
Capcom Co. Ltd.	121,600	4,151,408
Daiichi Sankyo Co. Ltd.	696,900	16,227,783
Daikin Industries Ltd.	88,000	10,396,179
Denso Corp.	257,300	3,470,078
Disco Corp.	10,700	3,166,009
Fujitsu Ltd.	439,700	10,682,976
Hitachi Ltd.	1,235,700	35,796,802
Kao Corp. (b)	219,400	9,820,124
KDDI Corp.	830,000	14,259,686
Kirin Holdings Co. Ltd. (b)	484,800	6,789,025
Mitsubishi Electric Corp.	814,600	17,592,917
Mitsubishi UFJ Financial Group, Inc.	1,517,500	20,777,049
Mitsui & Co. Ltd. (b)	539,500	10,991,989
Nomura Research Institute Ltd.	86,700	3,483,941
Olympus Corp. (b)	118,400	1,404,880
Pan Pacific International Holdings Corp. (b)	420,300	14,445,905
Renesas Electronics Corp.	150,700	1,854,547
Shin-Etsu Chemical Co. Ltd.	388,000	12,785,711
SMC Corp. (b)	10,100	3,637,243
Sompo Holdings, Inc.	293,700	8,798,977
Sony Group Corp.	619,000	16,137,030
Suzuki Motor Corp.	833,200	10,037,685
Taisei Corp.	127,400	7,414,420
Terumo Corp. (b)	409,500	7,516,475
Toyota Industries Corp.	100,100	11,278,840
Yamaha Corp.	344,300	2,481,241
		265,398,920
Macau — 0.2%
Sands China Ltd.	1,364,000	2,846,219
Netherlands — 8.3%
ABN AMRO Bank NV	807,595	22,112,045
Akzo Nobel NV	111,799	7,824,014
ASML Holding NV	28,206	22,583,059
Euronext NV	167,624	28,683,263
Heineken NV	120,853	10,581,545
Koninklijke KPN NV	1,949,834	9,516,981
NXP Semiconductors NV	18,348	4,008,854
Wolters Kluwer NV	78,511	13,128,869
		118,438,630
See accompanying notes to financial statements.
BHFTI-343

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Portugal — 1.4%
Galp Energia SGPS SA	722,274	$13,259,881
Jeronimo Martins SGPS SA	249,354	6,314,272
		19,574,153
South Korea — 0.9%
Samsung Electronics Co. Ltd.	171,284	7,593,814
Samsung Fire & Marine Insurance Co. Ltd.	17,632	5,674,328
		13,268,142
Spain — 1.7%
Amadeus IT Group SA	163,088	13,796,961
Cellnex Telecom SA (a) (b)	277,669	10,813,532
		24,610,493
Sweden — 0.9%
Atlas Copco AB - A Shares	771,072	12,490,963
Switzerland — 3.3%
Cie Financiere Richemont SA - Class A	95,177	17,999,994
Julius Baer Group Ltd.	276,438	18,653,267
Sika AG	39,198	10,637,015
		47,290,276
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	524,468	18,936,444
Thailand — 0.5%
Advanced Info Service PCL	810,200	6,928,461
United Kingdom — 14.8%
Barclays PLC	6,034,449	27,949,684
Beazley PLC	1,738,864	22,322,323
British American Tobacco PLC	419,958	19,873,391
Burberry Group PLC (a)	212,195	3,452,292
ConvaTec Group PLC	3,039,049	12,032,973
Croda International PLC	194,331	7,811,516
Diageo PLC	519,373	13,064,068
Hiscox Ltd.	765,206	13,185,666
London Stock Exchange Group PLC	107,121	15,652,377
National Grid PLC	1,217,485	17,801,313
NatWest Group PLC	3,770,217	26,472,521
Next PLC	51,286	8,761,749
Spirax Group PLC	90,287	7,381,977
Weir Group PLC	271,195	9,271,660
Whitbread PLC	148,837	5,775,632
		210,809,142
United States — 18.0%
Aon PLC - Class A	41,970	14,973,217
Cadence Design Systems, Inc. (a)	41,891	12,908,712
CSL Ltd.	81,575	12,858,260
James Hardie Industries PLC (a)	400,802	11,063,954
Linde PLC	63,965	30,011,099
Mastercard, Inc. - Class A	30,745	17,276,845
Nestle SA	295,948	29,394,095
Qiagen NV (a) (b)	259,094	12,474,855
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Roche Holding AG	112,514	$36,782,001
Sanofi SA	150,625	14,574,112
Schneider Electric SE	150,083	40,020,859
Spotify Technology SA (a)	18,129	13,911,107
Willis Towers Watson PLC (b)	32,546	9,975,349
		256,224,465
Total Common Stocks (Cost $1,048,559,432)		1,394,601,128

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25 with a maturity value of $26,917,896; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $27,453,914	26,915,466	26,915,466
Total Short-Term Investments (Cost $26,915,466)		26,915,466

Securities Lending Reinvestments (c)—3.0%
Short-Term Investment Funds — 0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (d)	1,000,000	1,000,000
		6,000,000
Time Deposits — 0.2%
Banco Santander SA 4.320%, 07/01/25	1,000,000	1,000,000
Credit Agricole Corp. and Investment Bank 4.320%, 07/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.320%, 07/01/25	1,000,000	1,000,000
		3,000,000

Repurchase Agreements — 2.4%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTI-344

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	$1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $5,000,607; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $5,100,000	5,000,000	5,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $3,000,365; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $3,060,372	3,000,000	3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $7,242,723; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $7,386,681	7,241,842	7,241,842
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $4,000,490; collateralized by various Common Stock with an aggregate market value of $4,400,000	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $6,000,740; collateralized by various Common Stock with an aggregate market value of $6,675,713	6,000,000	6,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	5,000,000
		33,241,842
Total Securities Lending Reinvestments (Cost $42,241,842)		42,241,842
Total Investments—102.9% (Cost $1,117,716,740)		1,463,758,436
Other assets and liabilities (net)—(2.9)%		(40,936,876)
Net Assets—100.0%		$1,422,821,560

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $66,596,533 and the collateral received consisted of cash in the amount of
$42,241,842 and non-cash collateral with a value of $28,880,067. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Banks	12.3
Pharmaceuticals	7.2
Chemicals	6.1
Insurance	6.1
Electrical Equipment	5.3
Capital Markets	5.2
Machinery	4.8
Oil, Gas & Consumable Fuels	3.9
Semiconductors & Semiconductor Equipment	3.6
Textiles, Apparel & Luxury Goods	2.9
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$199,148,312	$0	$316,913,126
See accompanying notes to financial statements.
BHFTI-345

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(42,241,842)	$—	$—	$—	$(42,241,842)
Gross amount of recognized liabilities for securities lending transactions					$(42,241,842)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,928,371	$—	$23,928,371
Austria	—	7,773,163	—	7,773,163
Brazil	20,624,259	—	—	20,624,259
Canada	35,477,723	—	—	35,477,723
China	—	3,307,589	—	3,307,589
Denmark	—	32,600,545	—	32,600,545
France	—	109,548,870	—	109,548,870
Germany	—	70,102,886	—	70,102,886
Greece	—	2,374,337	—	2,374,337
Hong Kong	—	25,083,456	—	25,083,456
India	—	24,091,360	—	24,091,360
Ireland	—	21,034,473	—	21,034,473
Italy	9,088,042	12,749,746	—	21,837,788
Japan	—	265,398,920	—	265,398,920
Macau	—	2,846,219	—	2,846,219
Netherlands	4,008,854	114,429,776	—	118,438,630
Portugal	—	19,574,153	—	19,574,153
South Korea	—	13,268,142	—	13,268,142
Spain	—	24,610,493	—	24,610,493
Sweden	—	12,490,963	—	12,490,963
Switzerland	—	47,290,276	—	47,290,276
Taiwan	—	18,936,444	—	18,936,444
Thailand	6,928,461	—	—	6,928,461
United Kingdom	—	210,809,142	—	210,809,142
United States	99,056,329	157,168,136	—	256,224,465
Total Common Stocks	175,183,668	1,219,417,460	—	1,394,601,128
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	26,915,466	—	26,915,466
Securities Lending Reinvestments
Time Deposits	—	3,000,000	—	3,000,000
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Repurchase Agreements	—	33,241,842	—	33,241,842
Total Securities Lending Reinvestments	6,000,000	36,241,842	—	42,241,842
Total Investments	$181,183,668	$1,282,574,768	$—	$1,463,758,436
Collateral for Securities Loaned (Liability)	$—	$(42,241,842)	$—	$(42,241,842)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-346

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,463,758,436
Cash denominated in foreign currencies (c)	684,067
Receivable for:
Investments sold	2,488,892
Fund shares sold	29,807
Dividends and interest	9,156,314
Prepaid expenses	11,408
Total Assets	1,476,128,924
Liabilities
Collateral for securities loaned	42,241,842
Payable for:
Investments purchased	7,029,347
Fund shares redeemed	922,208
Foreign taxes	1,647,185
Accrued Expenses:
Management fees	688,026
Distribution and service fees	94,730
Deferred trustees’ fees	224,101
Other expenses	459,925
Total Liabilities	53,307,364
Net Assets	$1,422,821,560
Net Assets Consist of:
Paid in surplus	$992,263,726
Distributable earnings (Accumulated losses) (d)	430,557,834
Net Assets	$1,422,821,560
Net Assets
Class A	$955,536,058
Class B	462,765,249
Class E	4,520,253
Capital Shares Outstanding*
Class A	74,282,822
Class B	36,400,616
Class E	352,720
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.86
Class B	12.71
Class E	12.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,117,716,740.
(b)	Includes securities loaned at value of $66,596,533.
(c)	Identified cost of cash denominated in foreign currencies was $680,985.
(d)	Includes foreign capital gains tax of $1,647,185.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$22,711,466
Interest	301,141
Securities lending income	45,307
Total investment income	23,057,914
Expenses
Management fees	4,904,405
Administration fees	36,364
Custodian and accounting fees	118,564
Distribution and service fees—Class B	558,707
Distribution and service fees—Class E	3,257
Audit and tax services	28,322
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	50,405
Insurance	6,446
Miscellaneous	15,663
Total expenses	5,764,890
Less management fee waiver	(800,829)
Net expenses	4,964,061
Net Investment Income	18,093,853
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	75,696,804
Foreign currency transactions	184,845
Net realized gain (loss)	75,881,649
Net change in unrealized appreciation (depreciation) on:
Investments (c)	116,927,131
Foreign currency transactions	778,080
Net change in unrealized appreciation (depreciation)	117,705,211
Net realized and unrealized gain (loss)	193,586,860
Net Increase (Decrease) in Net Assets From Operations	$211,680,713

(a)	Net of foreign withholding taxes of $2,588,827.
(b)	Net of foreign capital gains tax of $230,846.
(c)	Includes change in foreign capital gains tax of $(277,453).
See accompanying notes to financial statements.
BHFTI-347

Brighthouse Funds Trust I
MFS® Research International Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,093,853	$25,204,989
Net realized gain (loss)	75,881,649	80,160,927
Net change in unrealized appreciation (depreciation)	117,705,211	(52,674,794)
Increase (decrease) in net assets from operations	211,680,713	52,691,122
From Distributions to Shareholders
Class A	(71,669,280)	(44,577,310)
Class B	(34,162,599)	(19,730,455)
Class E	(333,351)	(193,708)
Total distributions	(106,165,230)	(64,501,473)
Increase (decrease) in net assets from capital share transactions	(37,256,742)	(154,108,273)
Total increase (decrease) in net assets	68,258,741	(165,918,624)
Net Assets
Beginning of period	1,354,562,819	1,520,481,443
End of period	$1,422,821,560	$1,354,562,819

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	583,747	$7,485,462	605,392	$7,457,053
Reinvestments	5,621,120	71,669,280	3,586,268	44,577,310
Redemptions	(8,197,408)	(106,701,367)	(13,819,813)	(172,871,369)
Net increase (decrease)	(1,992,541)	$(27,546,625)	(9,628,153)	$(120,837,006)
Class B
Sales	494,665	$6,077,041	1,430,494	$17,433,721
Reinvestments	2,711,317	34,162,599	1,604,102	19,730,455
Redemptions	(3,950,126)	(49,910,908)	(5,645,647)	(69,699,435)
Net increase (decrease)	(744,144)	$(9,671,268)	(2,611,051)	$(32,535,259)
Class E
Sales	4,613	$56,617	8,800	$108,534
Reinvestments	26,248	333,351	15,634	193,708
Redemptions	(33,351)	(428,817)	(84,233)	(1,038,250)
Net increase (decrease)	(2,490)	$(38,849)	(59,799)	$(736,008)
Increase (decrease) derived from capital shares transactions		$(37,256,742)		$(154,108,273)
See accompanying notes to financial statements.
BHFTI-348

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.95	$12.10	$11.10	$14.81	$13.86	$13.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.22	0.21	0.21	0.19	0.17
Net realized and unrealized gain (loss)	1.78	0.19	1.23	(2.81)	1.46	1.39
Total income (loss) from investment operations	1.95	0.41	1.44	(2.60)	1.65	1.56
Less Distributions
Distributions from net investment income	(0.27)	(0.24)	(0.21)	(0.26)	(0.17)	(0.31)
Distributions from net realized capital gains	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(1.04)	(0.56)	(0.44)	(1.11)	(0.70)	(0.73)
Net Asset Value, End of Period	$12.86	$11.95	$12.10	$11.10	$14.81	$13.86
Total Return (%) (b)	16.38 (c)	3.17	13.05	(17.30)	11.98	13.28
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75 (d)	0.75	0.76	0.75	0.74	0.75
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.64	0.65	0.64	0.64	0.64
Ratio of net investment income (loss) to average net assets (%)	2.71 (d)	1.76	1.83	1.81	1.31	1.36
Portfolio turnover rate (%)	15 (c)	20	15	20	18	26
Net assets, end of period (in millions)	$955.5	$911.7	$1,039.8	$1,001.3	$1,319.7	$1,266.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.81	$11.96	$10.97	$14.65	$13.72	$12.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15	0.19	0.18	0.18	0.15	0.13
Net realized and unrealized gain (loss)	1.75	0.19	1.22	(2.79)	1.45	1.38
Total income (loss) from investment operations	1.90	0.38	1.40	(2.61)	1.60	1.51
Less Distributions
Distributions from net investment income	(0.23)	(0.21)	(0.18)	(0.22)	(0.14)	(0.27)
Distributions from net realized capital gains	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(1.00)	(0.53)	(0.41)	(1.07)	(0.67)	(0.69)
Net Asset Value, End of Period	$12.71	$11.81	$11.96	$10.97	$14.65	$13.72
Total Return (%) (b)	16.20 (c)	2.95	12.82	(17.57)	11.71	13.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	1.00	1.01	1.00	0.99	1.00
Net ratio of expenses to average net assets (%) (e)	0.89 (d)	0.89	0.90	0.89	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	2.45 (d)	1.51	1.59	1.56	1.07	1.11
Portfolio turnover rate (%)	15 (c)	20	15	20	18	26
Net assets, end of period (in millions)	$462.8	$438.6	$475.7	$472.2	$614.0	$602.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-349

Brighthouse Funds Trust I
MFS® Research International Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.90	$12.05	$11.05	$14.74	$13.80	$12.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.20	0.20	0.19	0.17	0.15
Net realized and unrealized gain (loss)	1.78	0.19	1.22	(2.79)	1.45	1.38
Total income (loss) from investment operations	1.94	0.39	1.42	(2.60)	1.62	1.53
Less Distributions
Distributions from net investment income	(0.25)	(0.22)	(0.19)	(0.24)	(0.15)	(0.29)
Distributions from net realized capital gains	(0.77)	(0.32)	(0.23)	(0.85)	(0.53)	(0.42)
Total distributions	(1.02)	(0.54)	(0.42)	(1.09)	(0.68)	(0.71)
Net Asset Value, End of Period	$12.82	$11.90	$12.05	$11.05	$14.74	$13.80
Total Return (%) (b)	16.37 (c)	3.01	12.92	(17.43)	11.80	13.06
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.90	0.91	0.90	0.89	0.90
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.79	0.80	0.79	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	2.56 (d)	1.60	1.70	1.65	1.19	1.22
Portfolio turnover rate (%)	15 (c)	20	15	20	18	26
Net assets, end of period (in millions)	$4.5	$4.2	$5.0	$5.2	$7.1	$7.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-350

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Automobiles — 0.2%
Rivian Automotive, Inc. - Class A (a) (b)	261,976	$3,599,550
Beverages — 0.6%
Celsius Holdings, Inc. (b)	173,563	8,051,588
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. (b)	10,866	3,543,294
Argenx SE (ADR) (b)	5,843	3,220,779
ProKidney Corp. (a) (b)	849,350	502,900
Roivant Sciences Ltd. (a) (b)	1,805,864	20,352,087
		27,619,060
Broadline Retail — 3.6%
Global-e Online Ltd. (a) (b)	1,535,942	51,515,495
Capital Markets — 2.4%
Coinbase Global, Inc. - Class A (b)	99,267	34,792,091
Entertainment — 5.8%
ROBLOX Corp. - Class A (a) (b)	794,626	83,594,655
Financial Services — 8.5%
Affirm Holdings, Inc. (a) (b)	1,308,280	90,454,479
Federal National Mortgage Association (a) (b)	3,005,474	28,672,222
Toast, Inc. - Class A (b)	82,424	3,650,559
		122,777,260
Health Care Equipment & Supplies — 0.5%
Dexcom, Inc. (b)	83,007	7,245,681
Health Care Providers & Services — 2.3%
agilon health, Inc. (a) (b)	8,222,166	18,910,981
HealthEquity, Inc. (b)	139,261	14,588,983
		33,499,964
IT Services — 16.7%
Cloudflare, Inc. - Class A (a) (b)	970,663	190,084,935
Snowflake, Inc. - Class A (b)	231,001	51,691,094
		241,776,029
Leisure Products — 1.0%
Peloton Interactive, Inc. - Class A (a) (b)	2,022,150	14,033,721
Machinery — 0.7%
Symbotic, Inc. (a) (b)	267,081	10,376,097
Media — 4.8%
Trade Desk, Inc. - Class A (b)	956,800	68,880,032
Other — 6.5%
QXO, Inc. (a) (b)	4,358,695	93,886,290
Personal Care Products — 3.5%
Oddity Tech Ltd. - Class A (a) (b)	676,200	51,032,814
Pharmaceuticals — 4.8%
Royalty Pharma PLC - Class A (a)	1,923,702	69,310,983
Security Description	Shares/ Principal Amount*	Value
Real Estate Management & Development — 2.4%
Landbridge Co. LLC - Class A (a)	518,982	$35,072,804
Software — 12.8%
Aurora Innovation, Inc. (a) (b)	10,011,329	52,459,364
MicroStrategy, Inc. - Class A (a) (b)	207,790	83,994,952
Samsara, Inc. - Class A (a) (b)	1,227,839	48,843,435
		185,297,751
Specialty Retail — 7.6%
Carvana Co. (a) (b)	152,769	51,477,042
Chewy, Inc. - Class A (a) (b)	326,651	13,921,866
Floor & Decor Holdings, Inc. - Class A (a) (b)	594,568	45,163,385
		110,562,293
Technology Hardware, Storage & Peripherals — 5.0%
IonQ, Inc. (a) (b)	1,700,667	73,077,661
Trading Companies & Distributors — 5.0%
Core & Main, Inc. - Class A (a) (b)	1,200,944	72,476,970
Total Common Stocks (Cost $1,057,621,454)		1,398,478,789

Convertible Preferred Stocks—2.4%
Software — 2.4%
Databricks, Inc. - Series H † (b) (c) (d)	229,833	24,863,334
Databricks, Inc. - Series I † (b) (c) (d)	83,793	9,064,727
Total Convertible Preferred Stocks (Cost $23,047,865)		33,928,061

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	12,466

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $6,011,372; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $6,131,112	6,010,829	6,010,829
Total Short-Term Investments (Cost $6,010,829)		6,010,829

Securities Lending Reinvestments (e)—11.9%
Short-Term Investment Funds—2.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (f)	20,000,000	20,000,000
See accompanying notes to financial statements.
BHFTI-351

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (f)	20,000,000	$20,000,000
		40,000,000

Certificates of Deposit—1.4%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (g)	1,000,000	999,998
Barclays Bank PLC
4.600%, SOFR + 0.200%, 10/01/25 (g)	1,000,000	1,000,076
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (g)	2,000,000	1,999,976
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (g)	1,000,000	1,000,936
Credit Agricole Corp. and Investment Bank
4.750%, SOFR+0.360%, 09/03/25 (g)	1,000,000	1,000,132
Credit Agricole SA
Zero Coupon, 08/08/25	3,000,000	2,985,840
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (g)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (g)	2,000,000	2,000,026
Skandinaviska Enskilda Banken AB
4.600%, SOFR + 0.200%, 12/08/25 (g)	2,000,000	1,999,414
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (g)	1,000,000	1,000,436
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (g)	2,000,000	2,000,632
Truist Bank
4.340%, 07/01/25	2,000,000	2,000,002
		19,987,460
Commercial Paper—0.8%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (g)	2,000,000	1,999,902
Ionic Funding LLC
4.380%, 07/03/25	3,000,000	2,998,881
4.460%, 07/16/25	2,000,000	1,996,016
Salisbury Receivables Co. LLC
4.450%, 07/09/25	1,000,000	998,865
Westpac Banking Corp.
4.790%, SOFR+0.400%, 04/10/26 (g)	2,000,000	2,002,158
		11,995,095
Repurchase Agreements—6.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,074	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $5,100,621	5,000,000	$5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $5,124,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $5,227,837	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,455,725; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,544,288	4,455,183	4,455,183
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $7,000,883; collateralized by various Common Stock with an aggregate market value of $7,805,736	7,000,000	7,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $19,517,290; collateralized by various Common Stock with an aggregate market value of $21,744,895	19,500,000	19,500,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $19,016,958; collateralized by various Common Stock with an aggregate market value of $21,187,845	19,000,000	19,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $5,000,608; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $13,058,139; collateralized by various Common Stock with an aggregate market value of $14,446,290	13,000,000	13,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $3,000,370; collateralized by various Common Stock with an aggregate market value of $3,337,856	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $8,000,984; collateralized by various Common Stock with an aggregate market value of $8,801,083	8,000,000	8,000,000
		91,955,183
See accompanying notes to financial statements.
BHFTI-352

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—0.6%
Banco Santander SA
4.320%, 07/01/25	2,000,000	$2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	5,000,000	5,000,000
		9,000,000
Total Securities Lending Reinvestments (Cost $172,935,349)		172,937,738
Total Purchased Options—0.1% (h) (Cost $7,315,566)		1,239,777
Total Investments—111.4% (Cost $1,266,931,063)		1,612,607,660
Other assets and liabilities (net)—(11.4)%		(165,486,186)
Net Assets—100.0%		$1,447,121,474

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $33,940,527, which is 2.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $329,058,998 and the collateral received consisted of cash in the amount of $172,891,566 and non-cash collateral with a value of $155,851,203. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 2.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$24,863,334
Databricks, Inc. - Series I	09/14/23	83,793	6,158,786	9,064,727
Flipkart Ltd.	08/20/18	60,812	0	12,466
				$33,940,527
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$22,012,686	$604,021,787	$0	$697,187,344
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(172,891,566)	$—	$—	$—	$(172,891,566)
Gross amount of recognized liabilities for securities lending transactions					$(172,891,566)
See accompanying notes to financial statements.
BHFTI-353

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.660	09/01/25	JPMC	132,643,208	USD	132,643,208	$550,237	$2,122	$(548,115)
USD Call/CNH Put	CNH	7.710	05/13/26	GSI	323,673,593	USD	323,673,593	1,347,326	638,284	(709,042)
USD Call/CNH Put	CNH	7.765	10/16/25	SCB	272,541,046	USD	272,541,046	1,186,099	22,349	(1,163,750)
USD Call/CNH Put	CNH	7.770	07/31/25	JPMC	120,117,032	USD	120,117,032	522,749	120	(522,629)
USD Call/CNH Put	CNH	7.820	02/25/26	JPMC	310,359,994	USD	310,359,994	1,281,475	297,015	(984,460)
USD Call/CNH Put	CNH	7.900	04/01/26	SCB	208,557,842	USD	208,557,842	1,013,387	213,355	(800,032)
USD Call/CNH Put	CNH	8.023	12/02/25	GSI	298,350,898	USD	298,350,898	1,414,293	66,532	(1,347,761)
Totals								$7,315,566	$1,239,777	$(6,075,789)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,239,777

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$704,816	$—	$(704,816)	$—
JPMorgan Chase Bank NA	299,257	—	(299,257)	—
Standard Chartered Bank	235,704	—	(235,704)	—
	$1,239,777	$—	$(1,239,777)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(2,164,400)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$(4,331,470)
See accompanying notes to financial statements.
BHFTI-354

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$1,382,767,264

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,398,478,789	$—	$—	$1,398,478,789
Total Convertible Preferred Stocks*	—	—	33,928,061	33,928,061
Total Escrow Shares*	—	—	12,466	12,466
Total Short-Term Investments*	—	6,010,829	—	6,010,829
Securities Lending Reinvestments
Short-Term Investment Funds	40,000,000	—	—	40,000,000
Certificates of Deposit	—	19,987,460	—	19,987,460
Commercial Paper	—	11,995,095	—	11,995,095
Repurchase Agreements	—	91,955,183	—	91,955,183
Time Deposits	—	9,000,000	—	9,000,000
Total Securities Lending Reinvestments	40,000,000	132,937,738	—	172,937,738
Total Purchased Options at Value	—	1,239,777	—	1,239,777
Total Investments	$1,438,478,789	$140,188,344	$33,940,527	$1,612,607,660
Collateral for Securities Loaned (Liability)	$—	$(172,891,566)	$—	$(172,891,566)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2025
Convertible Preferred Stocks
Software	$29,010,405	$4,917,656	$33,928,061	$4,917,656
Escrow Shares
Broadline Retail	12,466	—	12,466	—
	$29,022,871	$4,917,656	$33,940,527	$4,917,656

	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$33,928,061	Comparable Company Analysis	Enterprise Value/CY Revenue	18.0x	18.0x	18.0x	Increase
Escrow Shares
Broadline Retail	12,466	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
See accompanying notes to financial statements.
BHFTI-355

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,612,607,660
Cash denominated in foreign currencies (c)	956
Unrealized appreciation on unfunded commitments (d)	1,165,034
Receivable for:
Investments sold	14,731,066
Fund shares sold	6,826
Prepaid expenses	11,257
Total Assets	1,628,522,799
Liabilities
Cash collateral for purchased options	1,470,000
Collateral for securities loaned	172,891,566
Payable for:
Fund shares redeemed	5,717,777
Accrued Expenses:
Management fees	707,447
Distribution and service fees	89,894
Deferred trustees’ fees	227,123
Other expenses	297,518
Total Liabilities	181,401,325
Commitments and contingent liabilitites (d)	—
Net Assets	$1,447,121,474
Net Assets Consist of:
Paid in surplus	$1,743,538,408
Distributable earnings (Accumulated losses)	(296,416,934)
Net Assets	$1,447,121,474
Net Assets
Class A	$991,870,029
Class B	440,514,568
Class E	14,736,877
Capital Shares Outstanding*
Class A	101,455,853
Class B	65,878,161
Class E	1,885,151
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.78
Class B	6.69
Class E	7.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,266,931,063.
(b)	Includes securities loaned at value of $329,058,998.
(c)	Identified cost of cash denominated in foreign currencies was $981.
(d)	See Note 8 of the Notes to Financial Statements.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$876,607
Interest	424,805
Securities lending income	385,739
Total investment income	1,687,151
Expenses
Management fees	4,098,289
Administration fees	35,289
Custodian and accounting fees	30,748
Distribution and service fees—Class B	498,272
Distribution and service fees—Class E	9,943
Audit and tax services	27,777
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	60,856
Insurance	4,174
Miscellaneous	8,470
Total expenses	4,816,575
Less management fee waiver	(157,773)
Net expenses	4,658,802
Net Investment Loss	(2,971,651)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	86,436,877
Purchased options	(2,164,400)
Foreign currency transactions	54,388
Net realized gain (loss)	84,326,865
Net change in unrealized appreciation (depreciation) on:
Investments	197,753,892
Unfunded commitments	1,165,034
Purchased options	(4,331,470)
Foreign currency transactions	50
Net change in unrealized appreciation (depreciation)	194,587,506
Net realized and unrealized gain (loss)	278,914,371
Net Increase (Decrease) in Net Assets From Operations	$275,942,720
See accompanying notes to financial statements.
BHFTI-356

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,971,651)	$(4,283,961)
Net realized gain (loss)	84,326,865	214,279,117
Net change in unrealized appreciation (depreciation)	194,587,506	182,843,841
Increase (decrease) in net assets from operations	275,942,720	392,838,997
Increase (decrease) in net assets from capital share transactions	(111,807,222)	(228,325,893)
Total increase (decrease) in net assets	164,135,498	164,513,104
Net Assets
Beginning of period	1,282,985,976	1,118,472,872
End of period	$1,447,121,474	$1,282,985,976

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,342,543	$10,959,320	1,959,551	$11,934,715
Redemptions	(7,159,483)	(61,680,070)	(18,742,264)	(124,226,387)
Net increase (decrease)	(5,816,940)	$(50,720,750)	(16,782,713)	$(112,291,672)
Class B
Sales	2,339,739	$12,813,214	2,899,023	$11,922,405
Redemptions	(12,445,392)	(72,503,489)	(27,610,518)	(124,595,079)
Net increase (decrease)	(10,105,653)	$(59,690,275)	(24,711,495)	$(112,672,674)
Class E
Sales	77,337	$497,577	40,840	$186,725
Redemptions	(279,409)	(1,893,774)	(711,049)	(3,548,272)
Net increase (decrease)	(202,072)	$(1,396,197)	(670,209)	$(3,361,547)
Increase (decrease) derived from capital shares transactions		$(111,807,222)		$(228,325,893)
See accompanying notes to financial statements.
BHFTI-357

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.97	$5.72	$4.05	$22.25	$47.23	$21.87
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.01)	(0.02)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	1.83	2.27	1.68	(13.36)	(2.34)	30.39
Total income (loss) from investment operations	1.81	2.25	1.67	(13.38)	(2.46)	30.25
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$9.78	$7.97	$5.72	$4.05	$22.25	$47.23
Total Return (%) (c)	22.71 (d)	39.34	41.23	(62.47)	(10.54)	153.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68 (e)	0.68	0.69	0.68	0.65	0.66
Net ratio of expenses to average net assets (%) (f)	0.65 (e)	0.66	0.67	0.65	0.62	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.39) (e)	(0.30)	(0.12)	(0.31)	(0.35)	(0.44)
Portfolio turnover rate (%)	48 (d)	62	62	47	94	107
Net assets, end of period (in millions)	$991.9	$855.0	$710.1	$544.8	$1,436.5	$1,759.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.46	$3.93	$2.79	$18.91	$43.58	$20.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.01)	(0.03)	(0.17)	(0.20)
Net realized and unrealized gain (loss)	1.25	1.55	1.15	(11.27)	(1.98)	28.19
Total income (loss) from investment operations	1.23	1.53	1.14	(11.30)	(2.15)	27.99
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$6.69	$5.46	$3.93	$2.79	$18.91	$43.58
Total Return (%) (c)	22.53 (d)	38.93	40.86	(62.52)	(10.78)	153.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93 (e)	0.93	0.94	0.93	0.90	0.91
Net ratio of expenses to average net assets (%) (f)	0.90 (e)	0.91	0.92	0.90	0.87	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.64) (e)	(0.54)	(0.37)	(0.54)	(0.60)	(0.68)
Portfolio turnover rate (%)	48 (d)	62	62	47	94	107
Net assets, end of period (in millions)	$440.5	$414.7	$395.7	$298.9	$588.7	$773.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-358

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.38	$4.59	$3.25	$20.13	$44.91	$20.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.01)	(0.03)	(0.15)	(0.18)
Net realized and unrealized gain (loss)	1.46	1.81	1.35	(12.03)	(2.11)	28.99
Total income (loss) from investment operations	1.44	1.79	1.34	(12.06)	(2.26)	28.81
Less Distributions
Distributions from net realized capital gains	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Distributions from return of capital	0.00	0.00	0.00	(0.00) (b)	0.00	0.00
Total distributions	0.00	0.00	0.00	(4.82)	(22.52)	(4.89)
Net Asset Value, End of Period	$7.82	$6.38	$4.59	$3.25	$20.13	$44.91
Total Return (%) (c)	22.57 (d)	39.00	41.23	(62.53)	(10.69)	153.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.83	0.84	0.83	0.80	0.81
Net ratio of expenses to average net assets (%) (f)	0.80 (e)	0.81	0.82	0.80	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.54) (e)	(0.45)	(0.27)	(0.46)	(0.50)	(0.59)
Portfolio turnover rate (%)	48 (d)	62	62	47	94	107
Net assets, end of period (in millions)	$14.7	$13.3	$12.7	$9.7	$26.5	$38.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-359

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—12.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.1%
Axon Enterprise, Inc. (a)	124	$102,664
BAE Systems PLC	4,563	118,133
Elbit Systems Ltd.	343	152,515
General Dynamics Corp.	517	150,788
Howmet Aerospace, Inc.	1,059	197,112
Lockheed Martin Corp.	207	95,870
Northrop Grumman Corp.	296	147,994
		965,076
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1,269	121,761
Expeditors International of Washington, Inc.	1,061	121,219
		242,980
Automobile Components — 0.1%
Bridgestone Corp.	4,400	179,679
Cie Generale des Etablissements Michelin SCA	15,196	565,434
Denso Corp.	8,000	107,892
Sumitomo Electric Industries Ltd.	7,200	153,500
		1,006,505
Automobiles — 0.1%
Ferrari NV	222	108,845
General Motors Co.	2,888	142,119
Honda Motor Co. Ltd.	4,800	46,285
Isuzu Motors Ltd.	9,400	119,010
Subaru Corp.	10,200	177,217
Suzuki Motor Corp.	10,500	126,495
Tesla, Inc. (a)	913	290,024
Toyota Motor Corp.	900	15,459
Yamaha Motor Co. Ltd.	11,700	87,258
		1,112,712
Banks — 0.5%
ABN AMRO Bank NV	1,018	27,873
AIB Group PLC	3,731	30,695
ANZ Group Holdings Ltd.	6,452	123,837
Banco Bilbao Vizcaya Argentaria SA	13,008	200,064
Bank Leumi Le-Israel BM	3,053	56,811
Bank of Ireland Group PLC	2,231	31,836
Bank of Montreal	1,513	167,672
Bank of Nova Scotia	2,515	139,071
BOC Hong Kong Holdings Ltd.	37,500	163,124
Canadian Imperial Bank of Commerce	1,961	139,196
Commerzbank AG	2,296	72,443
Commonwealth Bank of Australia	3,437	417,954
DBS Group Holdings Ltd.	5,000	176,796
DNB Bank ASA	1,941	53,708
Erste Group Bank AG	735	62,472
Fifth Third Bancorp	1,508	62,024
FinecoBank Banca Fineco SpA	1,300	28,855
Hang Seng Bank Ltd.	7,800	117,026
HSBC Holdings PLC	55,434	671,143
ING Groep NV	7,750	170,073
Intesa Sanpaolo SpA	73,355	422,842
Security Description	Shares	Value
Banks—(Continued)
Israel Discount Bank Ltd. - Class A	2,510	$25,029
Japan Post Bank Co. Ltd.	10,500	113,349
KBC Group NV	486	49,989
Mediobanca Banca di Credito Finanziario SpA	1,151	26,769
Mizuho Financial Group, Inc.	3,550	97,728
National Australia Bank Ltd.	6,745	174,746
National Bank of Canada	728	75,123
NatWest Group PLC	66,040	463,699
Nordea Bank Abp	4,329	64,371
Oversea-Chinese Banking Corp. Ltd.	11,000	141,228
PNC Financial Services Group, Inc.	670	124,901
Royal Bank of Canada	348	45,864
Skandinaviska Enskilda Banken AB - Class A	3,492	60,988
Sumitomo Mitsui Financial Group, Inc.	2,900	72,703
Sumitomo Mitsui Trust Group, Inc.	3,000	79,525
Swedbank AB - A Shares	1,877	49,730
Toronto-Dominion Bank	857	63,034
U.S. Bancorp	1,561	70,635
UniCredit SpA	3,230	216,636
United Overseas Bank Ltd.	1,800	50,997
Wells Fargo & Co.	4,849	388,502
Westpac Banking Corp.	7,479	166,686
		5,957,747
Beverages — 0.1%
Carlsberg AS - Class B	1,105	156,743
Coca-Cola Europacific Partners PLC	2,047	189,798
Coca-Cola HBC AG	2,276	118,162
Kirin Holdings Co. Ltd.	22,500	315,085
PepsiCo, Inc.	2,510	331,420
Suntory Beverage & Food Ltd.	9,600	307,300
		1,418,508
Biotechnology — 0.1%
AbbVie, Inc.	3,232	599,924
Genmab AS (a)	1,184	244,995
Gilead Sciences, Inc.	3,659	405,673
Incyte Corp. (a)	3,340	227,454
		1,478,046
Broadline Retail — 0.2%
Amazon.com, Inc. (a)	2,998	657,731
Canadian Tire Corp. Ltd. - Class A	501	68,207
Dollarama, Inc.	3,522	496,248
eBay, Inc.	2,679	199,478
Next PLC	845	144,361
Pan Pacific International Holdings Corp.	7,900	271,527
Wesfarmers Ltd.	5,971	333,078
		2,170,630
Building Products — 0.1%
Assa Abloy AB - Class B	3,464	108,319
Carrier Global Corp.	1,701	124,496
Cie de Saint-Gobain SA	1,460	171,752
Geberit AG	118	93,005
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-360

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Building Products—(Continued)
Johnson Controls International PLC	2,031	$214,514
Rockwool AS - B Shares	300	14,035
Trane Technologies PLC	1,056	461,905
		1,188,026
Capital Markets — 0.1%
3i Group PLC	2,001	113,190
ASX Ltd.	1,094	50,231
Bank of New York Mellon Corp.	1,167	106,325
Blackstone, Inc.	867	129,686
Brookfield Asset Management Ltd. - Class A	709	39,242
Deutsche Boerse AG	57	18,599
EQT AB	854	28,615
Futu Holdings Ltd. (ADR)	125	15,449
Moody's Corp.	75	37,619
Northern Trust Corp.	560	71,003
Schroders PLC	2,002	9,934
Singapore Exchange Ltd.	9,300	108,784
State Street Corp.	1,256	133,563
T. Rowe Price Group, Inc.	778	75,077
TMX Group Ltd.	2,057	87,189
		1,024,506
Chemicals — 0.5%
Air Liquide SA	1,616	333,778
Air Products & Chemicals, Inc.	475	133,978
Akzo Nobel NV	1,195	83,630
Asahi Kasei Corp.	25,000	177,586
BASF SE	6,543	322,731
Eastman Chemical Co.	3,687	275,271
Ecolab, Inc.	2,328	627,256
EMS-Chemie Holding AG	219	165,642
Evonik Industries AG	1,973	40,672
International Flavors & Fragrances, Inc.	973	71,564
Linde PLC	1,617	758,664
Mitsubishi Chemical Group Corp.	39,900	209,173
Mosaic Co.	4,050	147,744
Nippon Sanso Holdings Corp.	6,200	234,443
Nitto Denko Corp.	24,200	466,728
Nutrien Ltd.	1,310	76,334
Sherwin-Williams Co.	2,511	862,177
Shin-Etsu Chemical Co. Ltd.	3,500	115,335
Sika AG	1,032	280,050
Toray Industries, Inc.	26,500	181,003
		5,563,759
Commercial Services & Supplies — 0.1%
Brambles Ltd.	4,445	68,519
Cintas Corp.	1,237	275,690
Dai Nippon Printing Co. Ltd.	5,200	78,817
Element Fleet Management Corp.	2,743	68,708
Rollins, Inc.	2,286	128,976
Secom Co. Ltd.	3,000	107,967
Securitas AB - B Shares	1,519	22,730
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
TOPPAN Holdings, Inc.	2,800	$75,989
		827,396
Communications Equipment — 0.0%
F5, Inc. (a)	566	166,585
Telefonaktiebolaget LM Ericsson - B Shares	18,406	157,747
		324,332
Construction & Engineering — 0.0%
Kajima Corp.	4,100	106,828
Obayashi Corp.	5,400	81,718
Stantec, Inc.	610	66,373
Taisei Corp.	1,800	104,756
		359,675
Construction Materials — 0.2%
Amrize Ltd. (a)	9,445	471,149
Heidelberg Materials AG	2,944	691,675
Holcim AG	9,445	704,013
James Hardie Industries PLC (a)	2,596	71,661
		1,938,498
Consumer Finance — 0.0%
American Express Co.	707	225,519
Capital One Financial Corp.	968	205,952
Synchrony Financial	1,895	126,472
		557,943
Consumer Staples Distribution & Retail — 0.5%
Alimentation Couche-Tard, Inc.	3,141	156,133
Carrefour SA	23,422	330,191
Coles Group Ltd.	13,656	187,327
Costco Wholesale Corp.	542	536,547
Empire Co. Ltd. - Class A	7,694	319,286
George Weston Ltd.	1,254	251,500
Jeronimo Martins SGPS SA	2,574	65,180
Kobe Bussan Co. Ltd.	1,600	49,768
Koninklijke Ahold Delhaize NV	28,140	1,176,467
Kroger Co.	1,896	136,000
Loblaw Cos. Ltd.	3,553	587,709
Metro, Inc.	4,721	370,850
Sysco Corp.	2,109	159,736
Target Corp.	1,591	156,952
Tesco PLC	73,158	403,001
Walmart, Inc.	14,632	1,430,717
Woolworths Group Ltd.	13,411	274,611
		6,591,975
Containers & Packaging — 0.1%
Amcor PLC	37,929	348,568
CCL Industries, Inc. - Class B	3,076	179,376
International Paper Co.	14,193	664,658
Packaging Corp. of America	2,395	451,338
Smurfit WestRock PLC	2,170	93,635
		1,737,575
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-361

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Consumer Services — 0.0%
Pearson PLC	9,678	$142,445
Diversified REITs — 0.0%
Stockland	5,158	18,246
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	9,424	272,731
BT Group PLC	28,092	74,722
Deutsche Telekom AG	7,584	277,667
Elisa OYJ	5,665	315,553
Koninklijke KPN NV	21,041	102,699
Nippon Telegraph & Telephone Corp.	88,600	94,618
Orange SA	23,444	357,885
Quebecor, Inc. - Class B	4,582	139,470
Singapore Telecommunications Ltd.	116,300	349,487
Swisscom AG	483	342,937
Telenor ASA	18,766	293,110
Telia Co. AB	65,898	237,963
Telstra Group Ltd.	108,410	345,342
TELUS Corp.	2,781	44,663
Verizon Communications, Inc.	3,087	133,574
		3,382,421
Electric Utilities — 0.9%
Acciona SA	337	60,663
Alliant Energy Corp.	3,910	236,438
American Electric Power Co., Inc.	3,361	348,737
BKW AG	2,021	442,400
CK Infrastructure Holdings Ltd.	33,165	219,614
CLP Holdings Ltd.	36,500	307,463
Duke Energy Corp.	2,966	349,988
Edison International	6,603	340,715
Endesa SA	8,302	262,980
Enel SpA	183,939	1,745,795
Entergy Corp.	4,053	336,885
Evergy, Inc.	7,067	487,128
Fortis, Inc.	6,952	331,940
Fortum OYJ	22,792	427,202
Hydro One Ltd.	8,144	293,465
Iberdrola SA	118,949	2,286,613
NRG Energy, Inc.	4,433	711,851
Origin Energy Ltd.	29,755	211,326
Pinnacle West Capital Corp.	3,523	315,203
Power Assets Holdings Ltd.	43,500	279,586
PPL Corp.	2,364	80,116
Southern Co.	3,757	345,005
SSE PLC	18,064	454,079
Verbund AG	1,160	89,089
Xcel Energy, Inc.	3,427	233,379
		11,197,660
Electrical Equipment — 0.1%
ABB Ltd.	10,172	608,099
Hubbell, Inc.	129	52,685
Legrand SA	946	126,361
Mitsubishi Electric Corp.	3,400	73,430
Security Description	Shares	Value
Electrical Equipment—(Continued)
Prysmian SpA	958	$67,557
Schneider Electric SE	1,653	440,786
		1,368,918
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc. (a)	945	154,848
Shimadzu Corp.	900	22,321
TE Connectivity PLC	1,020	172,043
Trimble, Inc. (a)	1,658	125,975
Yokogawa Electric Corp.	6,100	162,543
		637,730
Energy Equipment & Services — 0.1%
Halliburton Co.	9,630	196,259
Schlumberger NV	20,897	706,319
Tenaris SA	12,863	240,258
		1,142,836
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	1,834	228,391
Konami Group Corp.	1,300	205,287
Netflix, Inc. (a)	990	1,325,739
Sea Ltd. (ADR) (a)	1,800	287,892
Spotify Technology SA (a)	2,916	2,237,563
Universal Music Group NV	4,816	156,285
		4,441,157
Financial Services — 0.2%
Adyen NV (a)	52	95,478
Berkshire Hathaway, Inc. - Class B (a)	246	119,499
Fiserv, Inc. (a)	703	121,204
Investor AB - B Shares	3,309	97,927
Jack Henry & Associates, Inc.	558	100,535
M&G PLC	4,887	17,245
Mastercard, Inc. - Class A	1,325	744,570
Sofina SA	35	11,537
Visa, Inc. - Class A	3,195	1,134,385
Wise PLC - Class A (a)	1,214	17,335
		2,459,715
Food Products — 0.2%
Campbell's Co.	1,449	44,412
Conagra Brands, Inc.	13,252	271,268
General Mills, Inc.	5,691	294,851
Hershey Co.	251	41,653
J.M. Smucker Co.	2,727	267,791
Kerry Group PLC - Class A	1,951	215,458
Kraft Heinz Co.	1,008	26,027
McCormick & Co., Inc.	4,014	304,342
MEIJI Holdings Co. Ltd.	900	19,914
Nestle SA	4,133	410,497
Saputo, Inc.	3,743	76,605
WH Group Ltd.	177,000	170,466
Wilmar International Ltd.	96,100	216,834
		2,360,118
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-362

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Gas Utilities — 0.0%
Hong Kong & China Gas Co. Ltd.	354,000	$297,439
Ground Transportation — 0.1%
CSX Corp.	2,448	79,878
East Japan Railway Co.	4,300	92,800
Hankyu Hanshin Holdings, Inc.	3,900	106,003
MTR Corp. Ltd.	25,000	89,890
Old Dominion Freight Line, Inc.	420	68,166
Tokyu Corp.	6,800	80,811
Uber Technologies, Inc. (a)	8,680	809,844
		1,327,392
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	6,150	836,462
Boston Scientific Corp. (a)	2,525	271,210
Cochlear Ltd.	689	136,240
Cooper Cos., Inc. (a)	2,265	161,177
Demant AS (a)	1,088	45,435
EssilorLuxottica SA	1,608	441,735
GE HealthCare Technologies, Inc.	991	73,403
Hoya Corp.	1,300	154,329
Insulet Corp. (a)	564	177,198
Intuitive Surgical, Inc. (a)	565	307,027
Koninklijke Philips NV	8,789	211,012
Medtronic PLC	2,409	209,993
Olympus Corp.	30,800	365,459
ResMed, Inc.	665	171,570
Smith & Nephew PLC	9,765	149,215
Sonova Holding AG	563	168,177
Straumann Holding AG	1,296	169,776
Terumo Corp.	11,500	211,085
		4,260,503
Health Care Providers & Services — 0.1%
Cigna Group	655	216,530
CVS Health Corp.	1,369	94,433
DaVita, Inc. (a)	940	133,903
Fresenius Medical Care AG	2,068	118,571
HCA Healthcare, Inc.	57	21,837
Henry Schein, Inc. (a)	2,259	165,020
NMC Health PLC (a) (b) (c)	1,427	0
UnitedHealth Group, Inc.	1,164	363,133
		1,113,427
Health Care Technology — 0.0%
Pro Medicus Ltd.	603	113,161
Hotels, Restaurants & Leisure — 0.2%
Accor SA	1,564	81,821
Amadeus IT Group SA	2,609	220,717
Aristocrat Leisure Ltd.	9,807	420,694
Booking Holdings, Inc.	160	926,278
Compass Group PLC	2,992	101,339
Evolution AB	1,010	80,327
FDJ UNITED	2,285	89,674
Genting Singapore Ltd.	197,200	110,956
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Hilton Worldwide Holdings, Inc.	647	$172,322
InterContinental Hotels Group PLC	2,062	235,440
Lottery Corp. Ltd.	11,800	41,396
Sodexo SA	1,213	74,650
Yum! Brands, Inc.	1,423	210,860
		2,766,474
Household Durables — 0.0%
Garmin Ltd.	757	158,001
NVR, Inc. (a)	20	147,714
Sekisui House Ltd.	5,100	112,463
Sony Group Corp.	5,800	151,203
		569,381
Household Products — 0.2%
Colgate-Palmolive Co.	2,746	249,611
Essity AB - Class B	6,480	179,455
Kimberly-Clark Corp.	1,488	191,833
Procter & Gamble Co.	3,034	483,377
Reckitt Benckiser Group PLC	13,719	933,262
		2,037,538
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	5,591	1,083,592
Industrial Conglomerates — 0.2%
3M Co.	2,006	305,393
CK Hutchison Holdings Ltd.	12,000	74,078
DCC PLC	298	19,344
Hikari Tsushin, Inc.	300	88,425
Hitachi Ltd.	18,400	533,027
Honeywell International, Inc.	599	139,495
Investment AB Latour - B Shares	529	13,946
Jardine Matheson Holdings Ltd.	3,600	173,065
Keppel Ltd.	15,000	87,633
Lifco AB - B Shares	779	31,543
Sekisui Chemical Co. Ltd.	9,600	173,551
Siemens AG	1,797	460,886
Smiths Group PLC	6,025	185,796
		2,286,182
Industrial REITs — 0.0%
CapitaLand Ascendas REIT	26,700	56,293
Insurance — 0.4%
Allianz SE	872	353,309
Allstate Corp.	570	114,747
Aon PLC - Class A	204	72,779
Arch Capital Group Ltd.	1,205	109,715
Assurant, Inc.	598	118,099
Aviva PLC	5,758	48,953
AXA SA	4,125	202,749
Baloise Holding AG	296	70,054
Brown & Brown, Inc.	1,016	112,644
Chubb Ltd.	429	124,290
Cincinnati Financial Corp.	849	126,433
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-363

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Fairfax Financial Holdings Ltd.	39	$70,396
Generali	2,237	79,627
Gjensidige Forsikring ASA	2,864	72,618
Hannover Rueck SE	229	72,061
Hartford Insurance Group, Inc.	722	91,600
iA Financial Corp., Inc.	178	19,514
Insurance Australia Group Ltd.	11,303	67,181
Intact Financial Corp.	351	81,619
Japan Post Holdings Co. Ltd.	10,200	94,149
Japan Post Insurance Co. Ltd.	4,600	103,743
Loews Corp.	1,134	103,942
Manulife Financial Corp.	3,421	109,382
Marsh & McLennan Cos., Inc.	576	125,937
Medibank Pvt Ltd.	23,610	78,593
MS&AD Insurance Group Holdings, Inc.	14,800	330,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122	79,121
NN Group NV	601	39,947
Phoenix Group Holdings PLC	1,523	13,769
Progressive Corp.	671	179,063
Prudential Financial, Inc.	735	78,968
Sompo Holdings, Inc.	7,500	224,693
Sun Life Financial, Inc.	1,132	75,323
Suncorp Group Ltd.	2,239	31,847
Tokio Marine Holdings, Inc.	2,000	84,369
Travelers Cos., Inc.	448	119,858
Tryg AS	3,296	85,229
W.R. Berkley Corp.	2,007	147,454
Zurich Insurance Group AG	344	241,227
		4,355,134
Interactive Media & Services — 0.2%
Alphabet, Inc. - Class A	2,755	485,514
Auto Trader Group PLC	27,563	312,144
Meta Platforms, Inc. - Class A	936	690,852
REA Group Ltd.	1,307	206,894
Scout24 SE	2,366	326,280
		2,021,684
IT Services — 0.2%
Accenture PLC - Class A	417	124,637
CGI, Inc.	1,251	131,379
Cognizant Technology Solutions Corp. - Class A	2,023	157,855
Fujitsu Ltd.	11,200	272,116
International Business Machines Corp.	636	187,480
NEC Corp.	10,000	292,886
Nomura Research Institute Ltd.	4,700	188,864
Otsuka Corp.	9,000	183,265
SCSK Corp.	8,300	249,942
Shopify, Inc. - Class A (a)	5,770	665,494
Wix.com Ltd. (a)	668	105,851
		2,559,769
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	7,783	278,619
Security Description	Shares	Value
Leisure Products—(Continued)
Shimano, Inc.	800	$116,121
		394,740
Machinery — 0.2%
Alfa Laval AB	994	41,869
Atlas Copco AB - A Shares	8,996	145,730
Caterpillar, Inc.	1,089	422,761
Cummins, Inc.	403	131,982
Dover Corp.	621	113,786
Epiroc AB - A Shares	2,348	51,097
FANUC Corp.	2,200	59,844
GEA Group AG	524	36,657
Hoshizaki Corp.	1,800	62,204
Illinois Tool Works, Inc.	499	123,378
Indutrade AB	951	25,975
Knorr-Bremse AG	261	25,227
Komatsu Ltd.	2,200	72,011
Kone OYJ - Class B	976	64,278
Metso OYJ	2,229	28,869
Nordson Corp.	486	104,184
Otis Worldwide Corp.	1,306	129,320
Parker-Hannifin Corp.	289	201,858
Rational AG	18	15,096
Sandvik AB	3,749	86,032
Schindler Holding AG	107	38,845
SKF AB - B Shares	1,151	26,437
Techtronic Industries Co. Ltd.	21,500	236,834
Trelleborg AB - B Shares	711	26,536
VAT Group AG	93	39,379
Volvo AB - B Shares	1,762	49,471
Wartsila OYJ Abp	1,619	38,262
		2,397,922
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	69	127,426
Media — 0.1%
Comcast Corp. - Class A	14,259	508,904
Fox Corp. - Class B	7,407	382,423
Interpublic Group of Cos., Inc.	897	21,959
WPP PLC	76,400	534,042
		1,447,328
Metals & Mining — 0.4%
BHP Group Ltd.	62,434	1,500,571
BlueScope Steel Ltd.	2,769	42,343
Boliden AB (a)	1,926	60,246
Fortescue Ltd.	11,663	117,371
Kinross Gold Corp.	26,617	415,942
Newmont Corp.	12,734	741,883
Northern Star Resources Ltd.	8,095	100,125
Rio Tinto Ltd.	2,561	180,589
Rio Tinto PLC	10,693	623,108
Steel Dynamics, Inc.	3,561	455,844
		4,238,022
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-364

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 0.3%
Ameren Corp.	291	$27,948
Canadian Utilities Ltd. - Class A	8,556	236,747
Centrica PLC	142,437	315,910
CMS Energy Corp.	1,156	80,088
Consolidated Edison, Inc.	7,977	800,492
Dominion Energy, Inc.	8,774	495,906
DTE Energy Co.	2,610	345,721
E.ON SE	3,316	61,057
Engie SA	19,253	453,379
National Grid PLC	5,252	76,792
NiSource, Inc.	5,603	226,025
Public Service Enterprise Group, Inc.	1,530	128,795
Sembcorp Industries Ltd.	28,100	151,440
Sempra	2,512	190,334
Veolia Environnement SA	771	27,504
WEC Energy Group, Inc.	3,906	407,005
		4,025,143
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA	12,954	330,498
BP PLC	301,333	1,503,188
Chevron Corp.	2,909	416,540
Coterra Energy, Inc.	12,698	322,275
Enbridge, Inc.	25,676	1,164,306
ENEOS Holdings, Inc.	71,500	352,899
EOG Resources, Inc.	2,306	275,821
EQT Corp.	3,739	218,058
Equinor ASA	35,890	906,194
Expand Energy Corp.	55	6,432
Exxon Mobil Corp.	11,180	1,205,204
Galp Energia SGPS SA	36,384	667,956
Hess Corp.	4,040	559,702
Idemitsu Kosan Co. Ltd.	47,980	290,344
Imperial Oil Ltd.	5,043	400,625
Keyera Corp.	9,818	321,126
Kinder Morgan, Inc.	10,602	311,699
OMV AG	5,999	326,119
ONEOK, Inc.	2,316	189,055
Pembina Pipeline Corp.	5,393	202,492
Shell PLC	59,161	2,073,167
Suncor Energy, Inc.	26,706	1,000,384
Targa Resources Corp.	3,345	582,298
TC Energy Corp.	9,098	444,160
TotalEnergies SE	6,841	420,772
Williams Cos., Inc.	4,429	278,186
Woodside Energy Group Ltd.	2,508	38,652
		14,808,152
Paper & Forest Products — 0.0%
Holmen AB - B Shares	4,049	160,645
Mondi PLC	8,856	144,624
Svenska Cellulosa AB SCA - Class B	10,617	138,087
		443,356
Passenger Airlines — 0.0%
Qantas Airways Ltd.	27,183	192,172
Security Description	Shares	Value
Passenger Airlines—(Continued)
Singapore Airlines Ltd.	11,700	$64,181
		256,353
Personal Care Products — 0.1%
Beiersdorf AG	1,698	213,292
Kao Corp.	6,900	308,837
L'Oreal SA	857	366,952
Shiseido Co. Ltd.	5,100	90,780
Unilever PLC	4,806	292,729
		1,272,590
Pharmaceuticals — 0.7%
Astellas Pharma, Inc.	30,100	295,144
Bristol-Myers Squibb Co.	9,524	440,866
Eli Lilly & Co.	997	777,191
GSK PLC	22,455	428,054
Haleon PLC	85,546	440,135
Ipsen SA	1,721	205,184
Johnson & Johnson	7,891	1,205,350
Merck & Co., Inc.	687	54,383
Merck KGaA	327	42,347
Novartis AG	15,970	1,931,972
Novo Nordisk AS - Class B	12,510	872,922
Otsuka Holdings Co. Ltd.	5,400	267,355
Recordati Industria Chimica e Farmaceutica SpA	3,665	230,589
Roche Holding AG (Bearer Shares)	488	169,792
Sanofi SA	2,189	211,802
Takeda Pharmaceutical Co. Ltd.	10,638	328,381
Teva Pharmaceutical Industries Ltd. (ADR) (a)	10,660	178,662
UCB SA	1,216	238,896
Zoetis, Inc.	1,329	207,258
		8,526,283
Professional Services — 0.2%
Automatic Data Processing, Inc.	422	130,145
Broadridge Financial Solutions, Inc.	552	134,153
Bureau Veritas SA	1,112	38,363
Computershare Ltd.	2,457	64,513
Experian PLC	3,092	159,289
Intertek Group PLC	568	36,966
Paychex, Inc.	884	128,587
Randstad NV	381	17,596
Recruit Holdings Co. Ltd.	9,700	571,129
RELX PLC	6,487	351,886
Thomson Reuters Corp.	345	69,377
Verisk Analytics, Inc.	522	162,603
Wolters Kluwer NV	461	77,090
		1,941,697
Real Estate Management & Development — 0.0%
CapitaLand Investment Ltd.	24,100	50,247
Daito Trust Construction Co. Ltd.	600	65,400
Daiwa House Industry Co. Ltd.	2,100	72,348
Hongkong Land Holdings Ltd.	21,000	121,257
Mitsubishi Estate Co. Ltd.	5,300	99,163
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-365

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Sun Hung Kai Properties Ltd.	5,500	$63,154
		471,569
Residential REITs — 0.0%
Equity Residential	1,278	86,252
Retail REITs — 0.0%
CapitaLand Integrated Commercial Trust	748	1,277
Klepierre SA	483	19,137
Link REIT	11,200	59,706
		80,120
Semiconductors & Semiconductor Equipment — 0.2%
Advantest Corp.	8,800	651,867
ASM International NV	96	61,466
ASML Holding NV	908	726,988
BE Semiconductor Industries NV	183	27,395
Lasertec Corp.	300	40,421
NVIDIA Corp.	5,997	947,466
SCREEN Holdings Co. Ltd.	300	24,361
Tokyo Electron Ltd.	1,700	324,563
		2,804,527
Software — 0.3%
Autodesk, Inc. (a)	450	139,306
Check Point Software Technologies Ltd. (a)	984	217,710
Constellation Software, Inc.	34	124,670
Descartes Systems Group, Inc. (a)	1,226	124,540
Microsoft Corp.	1,082	538,198
Monday.com Ltd. (a)	68	21,385
Nice Ltd. (a)	207	35,078
Oracle Corp.	397	86,796
Oracle Corp. Japan	2,000	238,647
Sage Group PLC	9,882	169,836
SAP SE	4,860	1,478,352
Trend Micro, Inc.	2,900	200,328
WiseTech Global Ltd.	557	39,976
Xero Ltd. (a)	260	30,772
		3,445,594
Specialized REITs — 0.0%
VICI Properties, Inc.	3,060	99,756
Specialty Retail — 0.2%
AutoZone, Inc. (a)	78	289,554
Best Buy Co., Inc.	1,939	130,165
H & M Hennes & Mauritz AB - B Shares	9,011	126,782
Industria de Diseno Textil SA	6,315	329,071
JD Sports Fashion PLC	14,865	18,093
Kingfisher PLC	48,074	192,091
Lowe's Cos., Inc.	2,589	574,422
O'Reilly Automotive, Inc. (a)	2,355	212,256
Ross Stores, Inc.	1,381	176,188
Tractor Supply Co.	3,140	165,698
Security Description	Shares	Value
Specialty Retail—(Continued)
Zalando SE (a)	1,709	$56,267
		2,270,587
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	8,562	1,756,666
Canon, Inc.	10,000	289,642
FUJIFILM Holdings Corp.	10,400	225,989
Hewlett Packard Enterprise Co.	6,602	135,011
HP, Inc.	3,938	96,324
Logitech International SA	1,406	127,051
Ricoh Co. Ltd.	15,100	142,562
Seiko Epson Corp.	1,100	14,608
		2,787,853
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	3,591	837,060
Asics Corp.	12,900	329,539
Cie Financiere Richemont SA - Class A	1,650	312,050
Gildan Activewear, Inc.	799	39,371
Hermes International SCA	50	135,651
Kering SA	244	53,227
LVMH Moet Hennessy Louis Vuitton SE	474	248,590
Moncler SpA	1,320	75,366
Pandora AS	3,315	581,852
Puma SE	518	14,143
Tapestry, Inc.	1,309	114,943
		2,741,792
Tobacco — 0.3%
Altria Group, Inc.	9,591	562,320
British American Tobacco PLC	12,168	575,818
Imperial Brands PLC	26,687	1,053,543
Japan Tobacco, Inc.	10,500	309,145
Philip Morris International, Inc.	4,176	760,575
		3,261,401
Trading Companies & Distributors — 0.1%
AddTech AB - B Shares	874	29,772
Brenntag SE	458	30,334
Bunzl PLC	1,275	40,609
Fastenal Co.	2,226	93,492
ITOCHU Corp.	2,100	110,365
Mitsui & Co. Ltd.	3,200	65,198
Reece Ltd.	723	6,829
Rexel SA	751	23,175
Sumitomo Corp.	3,500	90,194
Toromont Industries Ltd.	647	58,150
Toyota Tsusho Corp.	3,300	74,537
United Rentals, Inc.	157	118,284
WW Grainger, Inc.	104	108,185
		849,124
Transportation Infrastructure — 0.0%
Aena SME SA	2,650	70,739
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-366

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 0.2%
KDDI Corp.	45,100	$774,833
SoftBank Corp.	114,300	176,635
Tele2 AB - B Shares	18,004	263,161
T-Mobile U.S., Inc.	1,157	275,667
Vodafone Group PLC	954,615	1,019,445
		2,509,741
Total Common Stocks (Cost $133,018,899)		147,823,171

U.S. Treasury & Government Agencies—12.0%
U.S. Treasury — 12.0%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	1,247,640	724,168
1.000%, 02/15/49 (d)	2,549,420	1,848,742
1.500%, 02/15/53 (d)	7,014,020	5,552,243
2.125%, 02/15/40 (d)	4,006,935	3,954,617
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (d)	4,141,337	4,126,944
0.125%, 04/15/26 (d)	3,180,086	3,144,742
0.125%, 01/15/30 (d)	7,480,320	7,059,158
0.125%, 07/15/30 (d)	15,012,720	14,102,036
0.125%, 01/15/31 (d)	12,322,000	11,416,155
0.125%, 07/15/31 (d)	9,574,240	8,810,088
0.375%, 07/15/27 (d)	2,976,583	2,936,279
0.500%, 01/15/28 (d)	7,399,219	7,261,508
0.875%, 01/15/29 (d)	5,386,199	5,302,426
1.125%, 01/15/33 (d)	13,998,790	13,376,341
1.250%, 04/15/28 (d)	3,208,170	3,202,133
1.375%, 07/15/33 (d)	8,449,200	8,204,871
1.625%, 10/15/29 (d)	9,174,690	9,287,291
1.750%, 01/15/34 (d)	13,565,500	13,446,737
1.875%, 07/15/34 (d)	9,200,160	9,207,214
2.125%, 04/15/29 (d)	13,481,390	13,843,781
Total U.S. Treasury & Government Agencies (Cost $148,098,560)		146,807,474

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	179	0

Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (a) (b) (c) (Cost $1,188)	1,165	$0

Short-Term Investments—75.5%
U.S. Treasury—7.6%
U.S. Treasury Bills
4.270%, 08/07/25 (e) (f)	94,000,000	93,589,342

Short-Term Investment Funds—67.9%
BlackRock Liquidity Funds T-Fund, Institutional Shares
4.200% (g)	216,119,706	216,119,706
Dreyfus Treasury & Agency Cash Management, Institutional Shares
4.189% (g)	229,415,801	229,415,801
Goldman Sachs Financial Square Government Fund, Institutional Shares
4.230% (g)	224,694,436	224,694,436
State Street Institutional Treasury Plus Money Market Fund, Premier Class
4.260% (g)	158,632,278	158,632,278
Total Short-Term Investment Funds (Cost $828,862,220)		828,862,221
Total Short-Term Investments (Cost $922,449,691)		922,451,563
Total Investments—99.6% (Cost $1,203,568,338)		1,217,082,208
Other assets and liabilities (net)—0.4%		4,284,801
Net Assets—100.0%		$1,221,367,009

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $93,589,342.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$98,249,462	$70,797,963	$33 ,942,059	$249,544,195
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-367

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,880,000	BBH	07/30/25	USD	5,765,624	$(81,719)
CAD	13,680,000	SSBT	07/30/25	USD	9,970,093	(89,897)
CHF	5,390,000	SSBT	07/30/25	USD	6,706,135	(110,911)
EUR	20,110,000	SSBT	07/30/25	USD	23,365,708	(366,708)
GBP	10,840,000	BBH	07/30/25	USD	14,747,051	(134,313)
HKD	16,490,000	SSBT	07/30/25	USD	2,107,287	556
JPY	2,304,470,000	BNP	07/30/25	USD	15,852,854	(200,005)
Net Unrealized Depreciation						$(982,997)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Brent Crude Oil Futures	08/29/25	175	USD	11,525,500	$73,031
Canada Government Bond 10 Year Futures	09/18/25	804	CAD	98,088,000	394,365
Cattle Feeder Futures	08/28/25	294	USD	45,669,225	2,834,879
Cattle Feeder Futures	09/25/25	106	USD	16,463,125	408,467
Cocoa Futures	12/15/25	130	USD	10,788,700	(273,301)
Coffee “C” Futures	09/18/25	59	USD	6,639,713	(960,944)
Copper Futures	09/26/25	178	USD	22,617,125	485,142
Corn Futures	09/12/25	211	USD	4,317,588	(348,303)
Corn Futures	12/12/25	277	USD	5,893,175	(198,199)
Cotton No. 2 Futures	12/08/25	198	USD	6,744,870	(75,377)
DAX Index Futures	09/19/25	29	EUR	17,435,525	218,335
Euro-Bobl Futures	09/08/25	367	EUR	43,188,560	(219,445)
Euro-BTP Futures	09/08/25	623	EUR	75,383,000	102,205
Euro-Bund Futures	09/08/25	876	EUR	114,011,400	(966,147)
Euro-Buxl 30 Year Bond Futures	09/08/25	84	EUR	9,974,160	(196,714)
FTSE 100 Index Futures	09/19/25	248	GBP	21,797,960	(398,318)
Gold 100 oz. Futures	08/27/25	229	USD	75,746,330	1,006,525
Hang Seng Index Futures	07/30/25	158	HKD	190,263,600	(42,098)
IBEX 35 Index Futures	07/18/25	124	EUR	17,261,792	103,250
Japanese Government 10 Year Bond Futures	09/12/25	168	JPY	23,355,360,000	307,762
Lean Hogs Futures	08/14/25	526	USD	22,618,000	225,545
Lean Hogs Futures	10/14/25	559	USD	20,660,640	530,908
Live Cattle Futures	08/29/25	601	USD	51,415,550	1,184,922
Live Cattle Futures	10/31/25	332	USD	27,911,240	(428,361)
LME Nickel Futures	09/15/25	82	USD	7,476,348	(158,736)
LME Primary Aluminum Futures	09/15/25	147	USD	9,555,221	530,142
LME Zinc Futures	09/15/25	175	USD	12,042,975	345,048
Low Sulphur Gas Oil Futures	09/11/25	173	USD	11,296,900	548,903
MSCI Emerging Markets Index Futures	09/19/25	2,806	USD	173,060,050	5,420,245
New York Harbor ULSD Future	08/29/25	109	USD	10,308,740	818,315
OMX Stockholm 30 Index Futures	07/18/25	867	SEK	216,143,100	230,070
RBOB Gasoline Futures	08/29/25	125	USD	10,721,550	(181,103)
Russell 2000 Index E-Mini Futures	09/19/25	457	USD	50,080,345	768,674
S&P 500 Index E-Mini Futures	09/19/25	79	USD	24,702,313	526,312
S&P TSX 60 Index Futures	09/18/25	123	CAD	39,360,000	375,470
Silver Futures	09/26/25	244	USD	44,129,840	(613,775)
Soybean Futures	11/14/25	181	USD	9,294,350	34,624
Soybean Oil Futures	09/12/25	220	USD	6,937,920	617,034
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-368

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Soybean Oil Futures	12/12/25	144	USD	4,557,600	$460,929
SPI 200 Index Futures	09/18/25	211	AUD	45,032,675	(40,833)
Sugar No. 11 Futures	09/30/25	219	USD	3,973,536	(217,732)
TOPIX Index Futures	09/11/25	148	JPY	4,226,140,000	876,908
U.K. Long Gilt Bond Futures	09/26/25	589	GBP	54,794,670	1,438,816
U.S. Treasury Long Bond Futures	09/19/25	873	USD	100,804,219	3,563,829
U.S. Treasury Note 2 Year Futures	09/30/25	2,856	USD	594,114,939	2,593,282
U.S. Treasury Note 5 Year Futures	09/30/25	2,074	USD	226,066,000	3,190,565
Wheat Futures	09/12/25	160	USD	4,306,000	(145,025)
WTI Crude Oil Futures	08/20/25	152	USD	9,705,200	137,057

Futures Contracts—Short
Australian Dollar Currency Futures	09/15/25	(175)	USD	(11,531,625)	(92,202)
British Pound Currency Futures	09/15/25	(183)	USD	(15,697,969)	(176,091)
Canadian Dollar Currency Futures	09/16/25	(236)	USD	(17,388,480)	(49,073)
Euro Currency Futures	09/15/25	(96)	USD	(14,203,200)	(399,516)
Japanese Yen Currency Futures	09/15/25	(178)	USD	(15,562,763)	(1,623)
LME Primary Aluminum Futures	09/15/25	(25)	USD	(1,625,038)	(82,736)
LME Zinc Futures	09/15/25	(35)	USD	(2,408,595)	(45,087)
Swiss Franc Currency Futures	09/15/25	(88)	USD	(13,999,150)	(440,540)
Net Unrealized Appreciation					$23,600,280
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (a) (b)	$10,241,471	Unrealized depreciation on futures contracts (a) (b)	$3,728,679
Equity	Unrealized appreciation on futures contracts (a) (b)	8,519,264	Unrealized depreciation on futures contracts (a) (b)	481,249
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	556	Unrealized depreciation on forward foreign currency exchange contracts	983,553
			Unrealized depreciation on futures contracts (a) (b)	1,159,045
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	11,590,824	Unrealized depreciation on futures contracts (a) (b)	1,382,306
Total		$30,352,115		$7,734,832

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust Co.	$556	$(556)	$—	$—
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-369

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
BNP Paribas SA	$200,005	$—	$—	$200,005
Brown Brothers Harriman & Co.	216,032	—	—	216,032
State Street Bank and Trust Co.	567,516	(556)	—	566,960
	$983,553	$(556)	$—	$982,997

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(13,425,162)	$(13,425,162)
Futures contracts	(16,993,270)	1,534,378	44,108,205	(7,478,513)	21,170,800
	$(16,993,270)	$1,534,378	$44,108,205	$(20,903,675)	$7,745,638

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(1,433,129)	$(1,433,129)
Futures contracts	24,463,293	17,709,322	(1,138,458)	(10,728,271)	30,305,886
	$24,463,293	$17,709,322	$(1,138,458)	$(12,161,400)	$28,872,757
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$152,671,262
Futures contracts long	2,469,749,323
Futures contracts short	(262,677,577)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$694,428	$270,648	$—	$965,076
Air Freight & Logistics	242,980	—	—	242,980
Automobile Components	—	1,006,505	—	1,006,505
Automobiles	432,143	680,569	—	1,112,712
Banks	1,276,022	4,681,725	—	5,957,747
Beverages	521,218	897,290	—	1,418,508
Biotechnology	1,233,051	244,995	—	1,478,046
Broadline Retail	1,421,664	748,966	—	2,170,630
Building Products	800,915	387,111	—	1,188,026
Capital Markets	695,153	329,353	—	1,024,506
Chemicals	2,952,988	2,610,771	—	5,563,759
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-370

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	$473,374	$354,022	$—	$827,396
Communications Equipment	166,585	157,747	—	324,332
Construction & Engineering	66,373	293,302	—	359,675
Construction Materials	471,149	1,467,349	—	1,938,498
Consumer Finance	557,943	—	—	557,943
Consumer Staples Distribution & Retail	4,105,430	2,486,545	—	6,591,975
Containers & Packaging	1,737,575	—	—	1,737,575
Diversified Consumer Services	—	142,445	—	142,445
Diversified REITs	—	18,246	—	18,246
Diversified Telecommunication Services	590,438	2,791,983	—	3,382,421
Electric Utilities	4,410,850	6,786,810	—	11,197,660
Electrical Equipment	52,685	1,316,233	—	1,368,918
Electronic Equipment, Instruments & Components	452,866	184,864	—	637,730
Energy Equipment & Services	902,578	240,258	—	1,142,836
Entertainment	3,851,194	589,963	—	4,441,157
Financial Services	2,220,193	239,522	—	2,459,715
Food Products	1,326,949	1,033,169	—	2,360,118
Gas Utilities	—	297,439	—	297,439
Ground Transportation	957,888	369,504	—	1,327,392
Health Care Equipment & Supplies	2,208,040	2,052,463	—	4,260,503
Health Care Providers & Services	994,856	118,571	0	1,113,427
Health Care Technology	—	113,161	—	113,161
Hotels, Restaurants & Leisure	1,309,460	1,457,014	—	2,766,474
Household Durables	305,715	263,666	—	569,381
Household Products	924,821	1,112,717	—	2,037,538
Independent Power and Renewable Electricity Producers	1,083,592	—	—	1,083,592
Industrial Conglomerates	444,888	1,841,294	—	2,286,182
Industrial REITs	—	56,293	—	56,293
Insurance	1,981,763	2,373,371	—	4,355,134
Interactive Media & Services	1,176,366	845,318	—	2,021,684
IT Services	1,372,696	1,187,073	—	2,559,769
Leisure Products	—	394,740	—	394,740
Machinery	1,227,269	1,170,653	—	2,397,922
Marine Transportation	—	127,426	—	127,426
Media	913,286	534,042	—	1,447,328
Metals & Mining	1,613,669	2,624,353	—	4,238,022
Multi-Utilities	2,939,061	1,086,082	—	4,025,143
Oil, Gas & Consumable Fuels	7,898,363	6,909,789	—	14,808,152
Paper & Forest Products	—	443,356	—	443,356
Passenger Airlines	—	256,353	—	256,353
Personal Care Products	—	1,272,590	—	1,272,590
Pharmaceuticals	2,863,710	5,662,573	—	8,526,283
Professional Services	624,865	1,316,832	—	1,941,697
Real Estate Management & Development	—	471,569	—	471,569
Residential REITs	86,252	—	—	86,252
Retail REITs	—	80,120	—	80,120
Semiconductors & Semiconductor Equipment	947,466	1,857,061	—	2,804,527
Software	1,252,605	2,192,989	—	3,445,594
Specialized REITs	99,756	—	—	99,756
Specialty Retail	1,548,283	722,304	—	2,270,587
Technology Hardware, Storage & Peripherals	1,988,001	799,852	—	2,787,853
Textiles, Apparel & Luxury Goods	154,314	2,587,478	—	2,741,792
Tobacco	1,322,895	1,938,506	—	3,261,401
Trading Companies & Distributors	378,111	471,013	—	849,124
Transportation Infrastructure	—	70,739	—	70,739
Wireless Telecommunication Services	275,667	2,234,074	—	2,509,741
Total Common Stocks	70,550,402	77,272,769	0	147,823,171
Total U.S. Treasury & Government Agencies*	—	146,807,474	—	146,807,474
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Short-Term Investment Funds	828,862,221	—	—	828,862,221
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-371

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
U.S. Treasury	$—	$93,589,342	$—	$93,589,342
Total Short-Term Investments	828,862,221	93,589,342	—	922,451,563
Total Investments	$899,412,623	$317,669,585	$0	$1,217,082,208
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$556	$—	$556
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(983,553)	—	(983,553)
Total Forward Contracts	$—	$(982,997)	$—	$(982,997)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$30,351,559	$—	$—	$30,351,559
Futures Contracts (Unrealized Depreciation)	(6,751,279)	—	—	(6,751,279)
Total Futures Contracts	$23,600,280	$—	$—	$23,600,280

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-372

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$1,217,082,208
Cash denominated in foreign currencies (b)	2,996,439
Unrealized appreciation on forward foreign currency exchange contracts	556
Receivable for:
Fund shares sold	8,002
Dividends and interest	4,065,605
Variation margin on futures contracts	1,575,036
Prepaid expenses	9,249
Total Assets	1,225,737,095
Liabilities
Due to custodian	834
Unrealized depreciation on forward foreign currency exchange contracts	983,553
Payable for:
Fund shares redeemed	1,707,693
Accrued Expenses:
Management fees	629,137
Distribution and service fees	249,169
Deferred trustees’ fees	327,881
Other expenses	471,819
Total Liabilities	4,370,086
Net Assets	$1,221,367,009
Net Assets Consist of:
Paid in surplus	$1,952,882,335
Distributable earnings (Accumulated losses)	(731,515,326)
Net Assets	$1,221,367,009
Net Assets
Class B	$1,221,367,009
Capital Shares Outstanding*
Class B	209,503,954
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$5.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,203,568,338.
(b)	Identified cost of cash denominated in foreign currencies was $2,977,889.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$2,575,784
Interest	21,006,424
Total investment income	23,582,208
Expenses
Management fees	3,874,327
Administration fees	44,927
Custodian and accounting fees	85,642
Distribution and service fees—Class B	1,510,993
Audit and tax services	52,383
Legal	27,308
Trustees’ fees and expenses	20,035
Shareholder reporting	45,643
Insurance	7,760
Miscellaneous	22,590
Total expenses	5,691,608
Less management fee waiver	(60,439)
Net expenses	5,631,169
Net Investment Income	17,951,039
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(41,022,872)
Futures contracts	21,170,800
Foreign currency transactions	3,669,026
Forward foreign currency transactions	(13,425,162)
Net realized gain (loss)	(29,608,208)
Net change in unrealized appreciation (depreciation) on:
Investments	62,583,083
Futures contracts	30,305,886
Foreign currency transactions	(2,407,157)
Forward foreign currency transactions	(1,433,129)
Net change in unrealized appreciation (depreciation)	89,048,683
Net realized and unrealized gain (loss)	59,440,475
Net Increase (Decrease) in Net Assets From Operations	$77,391,514

(a)	Net of foreign withholding taxes of $168,336.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-373

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$17,951,039	$65,383,423
Net realized gain (loss)	(29,608,208)	99,128,157
Net change in unrealized appreciation (depreciation)	89,048,683	(82,413,229)
Increase (decrease) in net assets from operations	77,391,514	82,098,351
From Distributions to Shareholders
Class B	(127,511,120)	(6,897,695)
Total distributions	(127,511,120)	(6,897,695)
Increase (decrease) in net assets from capital share transactions	31,308,952	(795,536,627)
Total increase (decrease) in net assets	(18,810,654)	(720,335,971)
Net Assets
Beginning of period	1,240,177,663	1,960,513,634
End of period	$1,221,367,009	$1,240,177,663

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	317,784	$1,949,951	1,196,946	$7,264,035
Reinvestments	22,022,646	127,511,120	1,140,115	6,897,695
Redemptions	(15,900,499)	(98,152,119)	(132,367,255)	(809,698,357)
Net increase (decrease)	6,439,931	$31,308,952	(130,030,194)	$(795,536,627)
Increase (decrease) derived from capital shares transactions		$31,308,952		$(795,536,627)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-374

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.11	$5.89	$6.09	$11.58	$11.82	$11.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.22	0.19	0.17	0.02	(0.05)
Net realized and unrealized gain (loss)	0.30	0.02	0.09	(2.79)	0.70	1.28
Total income (loss) from investment operations	0.39	0.24	0.28	(2.62)	0.72	1.23
Less Distributions
Distributions from net investment income	(0.67)	(0.02)	(0.48)	(2.29)	0.00	(0.38)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.58)	(0.96)	(0.78)
Total distributions	(0.67)	(0.02)	(0.48)	(2.87)	(0.96)	(1.16)
Net Asset Value, End of Period	$5.83	$6.11	$5.89	$6.09	$11.58	$11.82
Total Return (%) (b)	6.51 (c)	4.11	4.71	(25.66)	6.39	11.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (d)	0.92	0.91	0.91	1.07	1.10
Net ratio of expenses to average net assets (%) (e)	0.93 (d)	0.90	0.90	0.89	1.06	1.10
Ratio of net investment income (loss) to average net assets (%)	2.97 (d)	3.59	3.27	2.51	0.20	(0.42)
Portfolio turnover rate (%)	52 (c)	27	42	36	34	85
Net assets, end of period (in millions)	$1,221.4	$1,240.2	$1,960.5	$2,117.4	$252.7	$258.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Consolidated Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-375

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—87.4% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 87.4%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (a)	16,891,131	$9,193,182
0.125%, 02/15/52 (a) (b)	8,296,344	4,425,798
0.250%, 02/15/50 (a)	17,741,441	10,297,673
0.625%, 02/15/43 (a)	15,207,244	11,298,835
0.750%, 02/15/42 (a)	39,946,137	31,010,582
0.750%, 02/15/45 (a)	28,142,019	20,536,941
0.875%, 02/15/47 (a)	40,046,045	29,002,363
1.000%, 02/15/46 (a) (c)	51,735,194	39,186,238
1.375%, 02/15/44 (a) (c)	39,702,298	33,324,813
1.500%, 02/15/53 (a)	8,524,732	6,748,111
1.750%, 01/15/28 (a) (c)	69,421,535	70,306,559
2.125%, 02/15/40 (a)	19,337,171	19,084,689
2.125%, 02/15/41 (a)	11,761,782	11,510,295
2.125%, 02/15/54 (a)	10,242,470	9,366,774
2.375%, 01/15/27 (a) (b)	604,417	614,539
2.375%, 02/15/55 (a) (b) (c)	12,301,846	11,886,455
2.500%, 01/15/29 (a)	21,293,982	22,155,211
3.375%, 04/15/32 (a) (b)	3,502,179	3,898,158
3.625%, 04/15/28 (a) (c)	35,844,917	38,115,214
3.875%, 04/15/29 (a) (c)	39,657,528	43,294,499
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (a)	15,411,186	15,239,906
0.125%, 07/15/26 (a) (c)	53,445,906	52,983,268
0.125%, 10/15/26 (a)	29,698,152	29,357,298
0.125%, 04/15/27 (a) (d) (e)	11,019,782	10,789,031
0.125%, 01/15/30 (a)	15,708,672	14,824,231
0.125%, 07/15/30 (a) (c)	66,735,029	62,686,828
0.125%, 01/15/31 (a) (c)	46,982,519	43,528,626
0.125%, 07/15/31 (a)	18,382,541	16,915,369
0.125%, 01/15/32 (a)	7,637,124	6,921,603
0.250%, 07/15/29 (a) (b) (e)	5,308,140	5,097,255
0.375%, 01/15/27 (a)	28,921,226	28,525,872
0.375%, 07/15/27 (a)	29,490,462	29,091,150
0.500%, 01/15/28 (a)	12,837,450	12,598,524
0.625%, 07/15/32 (a) (c)	168,540,031	157,201,478
0.750%, 07/15/28 (a) (b) (d) (e)	5,890,888	5,818,995
0.875%, 01/15/29 (a)	16,660,378	16,401,254
1.125%, 01/15/33 (a) (c)	42,868,182	40,962,070
1.250%, 04/15/28 (a) (b) (d) (f)	6,630,218	6,617,742
1.375%, 07/15/33 (a) (c)	66,975,760	65,038,998
1.625%, 10/15/27 (a) (b) (c)	96,413,250	97,613,305
1.625%, 10/15/29 (a) (c)	34,464,170	34,887,150
1.750%, 01/15/34 (a)	11,791,550	11,688,317
1.875%, 07/15/34 (a) (c)	46,197,734	46,233,154
2.125%, 04/15/29 (a)	14,207,311	14,589,215
2.125%, 01/15/35 (a) (c)	1,731,433	1,759,680
2.375%, 10/15/28 (a)	28,589,652	29,655,400
Total U.S. Treasury & Government Agencies (Cost $1,427,107,094)		1,282,282,648

Agency Sponsored Mortgage-Backed Securities—19.2%
Agency Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. REMICS
4.768%, SOFR30A + 0.464%, 01/15/47 (g)	1,042,396	1,013,418
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.815%, SOFR30A + 0.464%, 07/15/44 (g)	694,274	$681,603
Federal Home Loan Mortgage Corp. STRIPS
4.868%, SOFR30A + 0.564%, 09/15/42 (g)	1,003,135	989,240
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.694%, 1M TSFR + 0.374%, 08/25/31 (g)	8,296	8,292
5.599%, 12M MTA + 1.200%, 10/25/44 (g)	611,807	560,139
5.599%, 12M MTA + 1.200%, 02/25/45 (g)	186,202	179,905
Federal National Mortgage Association REMICS
4.497%, SOFR30A + 0.174%, 12/25/36 (g)	9,216	9,055
4.587%, SOFR30A + 0.264%, 08/25/34 (g)	3,572	3,510
4.770%, SOFR30A + 0.464%, 07/25/37 (g)	1,428	1,410
4.800%, SOFR30A + 0.494%, 07/25/37 (g)	19,183	18,959
4.807%, SOFR30A + 0.174%, 07/25/37 (g)	70,766	69,487
5.335%, SOFR30A + 1.030%, 06/25/55 (g)	7,148,938	7,179,985
6.782%, 05/25/35 (g)	41,351	42,345
Federal National Mortgage Association Trust
4.770%, SOFR30A + 0.464%, 05/25/42 (g)	14,217	14,170
Government National Mortgage Association REMICS
5.202%, SOFR30A + 0.900%, 10/20/72 (g)	2,369,547	2,377,207
5.276%, 1M TSFR + 0.944%, 08/20/66 (g)	69,325	69,515
5.402%, SOFR30A + 1.100%, 05/20/73 (g)	971,994	985,850
5.461%, 12M TSFR + 0.865%, 08/20/68 (g)	1,935,453	1,943,162
5.592%, 12M TSFR + 1.465%, 04/20/67 (g)	1,041,019	1,055,967
		17,203,219
Agency Mortgage-Backed Securities — 18.0%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	336,637	322,601
4.500%, 09/01/52	98,869	94,750
4.500%, 08/01/53	8,077,387	7,736,689
4.500%, 10/01/53	1,020,340	976,454
5.500%, 07/01/53	4,202,808	4,211,412
6.430%, 1Y H15 + 2.225%, 01/01/34 (g)	8,485	8,692
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	1,129,127	1,116,972
Federal National Mortgage Association
3.000%, 05/01/52	332,896	288,554
4.000%, 10/01/48	369,619	350,015
4.000%, 04/01/49	126,706	118,833
4.000%, 03/01/50	163,183	152,493
4.000%, 08/01/50	224,003	210,551
4.000%, 02/01/52	516,557	481,201
4.500%, 09/01/52	461,668	442,435
5.500%, 07/01/53	7,872,246	7,882,848
5.697%, 12M MTA + 1.200%, 07/01/44 (g)	2,046	2,065
5.697%, 12M MTA + 1.200%, 09/01/44 (g)	5,904	5,965
7.037%, 1Y H15 + 2.360%, 11/01/34 (g)	81,532	84,739
Government National Mortgage Association
3.500%, 05/20/52	25,021,212	22,823,984
3.500%, 11/20/54	499,951	455,356
3.500%, 01/20/55	9,999,003	9,107,106
3.500%, 02/20/55	2,000,001	1,821,604
3.500%, 03/20/55	4,353,630	3,965,292
See accompanying notes to financial statements.
BHFTI-376

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 04/20/55	1,646,372	$1,499,518
3.500%, 05/20/55	17,998,213	16,392,799
3.500%, 06/20/55	17,998,200	16,392,787
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (h)	44,065,720	40,963,918
4.500%, TBA (h)	54,800,000	52,394,772
6.000%, TBA (h)	48,100,000	48,832,294
6.500%, TBA (h)	24,000,000	24,744,751
		263,881,450
Total Agency Sponsored Mortgage-Backed Securities (Cost $277,648,646)		281,084,669

Asset-Backed Securities—8.7%
Asset-Backed - Home Equity — 1.0%
ACE Securities Corp. Home Equity Loan Trust
4.834%, 1M TSFR + 0.514%, 03/25/37 (g)	433,580	173,795
5.484%, 1M TSFR + 1.164%, 12/25/33 (g)	757,351	776,524
Asset-Backed Securities Corp. Home Equity Loan Trust
5.259%, 1M TSFR + 0.939%, 04/25/34 (g)	1,061,252	1,104,925
Citigroup Mortgage Loan Trust, Inc.
4.614%, 1M TSFR + 0.294%, 03/25/37 (g)	707,948	610,897
4.724%, 1M TSFR + 0.404%, 09/25/36 (144A) (g)	601,919	583,329
5.124%, 1M TSFR + 0.804%, 10/25/35 (g)	3,700,000	3,424,522
First NLC Trust
4.504%, 1M TSFR + 0.184%, 08/25/37 (144A) (g)	719,693	357,175
GSAA Trust
6.720%, 03/25/46 (i)	263,142	138,746
Home Equity Asset Trust
5.109%, 1M TSFR + 0.789%, 02/25/36 (g)	1,036,056	1,015,661
5.289%, 1M TSFR + 0.969%, 08/25/34 (g)	164,104	162,891
HSI Asset Securitization Corp. Trust
4.534%, 1M TSFR + 0.214%, 10/25/36 (g)	3,853	1,293
MASTR Asset-Backed Securities Trust
5.184%, 1M TSFR + 0.864%, 10/25/35 (g)	82,834	79,019
Morgan Stanley ABS Capital I, Inc. Trust
5.094%, 1M TSFR + 0.774%, 01/25/35 (g)	415,780	402,374
5.109%, 1M TSFR + 0.789%, 09/25/35 (g)	952,115	911,527
New Century Home Equity Loan Trust
5.199%, 1M TSFR + 0.879%, 02/25/35 (g)	270,649	261,714
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.869%, 1M TSFR + 0.549%, 03/25/36 (g)	445,627	445,613
Residential Asset Securities Corporation Trust
4.894%, 1M TSFR + 0.344%, 06/25/36 (g)	2,471,313	2,430,733
Soundview Home Loan Trust
4.614%, 1M TSFR + 0.294%, 07/25/37 (g)	251,441	225,709
4.634%, 1M TSFR + 0.314%, 06/25/37 (g)	1,683,750	1,140,563
		14,247,010
Asset-Backed - Other — 7.6%
522 Funding CLO Ltd.
5.571%, 3M TSFR + 1.302%, 10/20/31 (144A) (g)	485,095	485,246
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Adagio CLO VIII DAC
3.209%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (g)	1,905,643	$2,238,019
AlbaCore Euro CLO IV DAC
3.269%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (g)	1,000,000	1,176,681
Allegro CLO XI Ltd.
5.520%, 3M TSFR + 1.250%, 01/19/33 (144A) (g)	3,000,000	3,001,992
Anchorage Capital CLO 6 Ltd.
5.712%, 3M TSFR + 1.440%, 04/22/34 (144A) (g)	700,000	701,080
Arbor Realty Commercial Real Estate Notes Ltd.
5.754%, SOFR30A + 1.450%, 01/15/37 (144A) (g)	1,490,399	1,490,399
ARES L CLO Ltd.
5.568%, 3M TSFR + 1.312%, 01/15/32 (144A) (g)	233,805	233,810
Argent Securities Trust
4.754%, 1M TSFR + 0.434%, 05/25/36 (g)	216,769	51,598
Atlas Senior Loan Fund X Ltd.
5.608%, 3M TSFR + 1.352%, 01/15/31 (144A) (g)	47,745	47,746
Bain Capital Credit CLO Ltd.
5.335%, 3M TSFR + 1.060%, 07/24/34 (144A) (g)	3,200,000	3,204,522
Barings Euro CLO DAC
3.259%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (g)	3,300,000	3,865,103
BDS LLC
6.121%, 1M TSFR + 1.800%, 03/19/39 (144A) (g)	1,266,763	1,266,466
BlueMountain CLO XXII Ltd.
5.598%, 3M TSFR + 1.342%, 07/15/31 (144A) (g)	222,356	222,486
BlueMountain EUR CLO DAC
2.948%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (g)	66,357	78,158
Bosphorus CLO VI DAC
2.899%, 3M EURIBOR + 0.850%, 05/25/34 (144A) (EUR) (g)	7,400,000	8,663,845
Capital Four U.S. CLO II Ltd.
6.170%, 3M TSFR + 1.900%, 01/20/37 (144A) (g)	900,000	902,722
Carlyle Global Market Strategies CLO Ltd.
5.490%, 3M TSFR + 1.220%, 07/20/32 (144A) (g)	643,843	644,029
5.511%, 3M TSFR + 1.232%, 04/17/31 (144A) (g)	115,234	115,260
Carlyle Global Market Strategies Euro CLO Ltd.
2.893%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (g)	805,942	947,015
Catamaran CLO Ltd.
5.634%, 3M TSFR + 1.362%, 04/22/30 (144A) (g)	236,044	236,062
Cedar Funding V CLO Ltd.
5.641%, 3M TSFR + 1.362%, 07/17/31 (144A) (g)	453,749	453,988
CIFC European Funding CLO III DAC
3.329%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (g)	800,000	942,361
CIFC Funding Ltd.
5.487%, 3M TSFR + 1.212%, 10/24/30 (144A) (g)	770,043	770,621
CIT Mortgage Loan Trust
6.684%, 1M TSFR + 2.364%, 10/25/37 (144A) (g)	3,147,301	3,177,999
Contego CLO IV DAC
2.823%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (g)	795,316	931,124
Countrywide Asset-Backed Certificates Trust
4.624%, 1M TSFR + 0.304%, 11/25/37 (g)	3,803,673	3,612,216
See accompanying notes to financial statements.
BHFTI-377

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust
5.174%, 1M TSFR + 0.854%, 08/25/47 (g)	16,853	$16,458
Credit-Based Asset Servicing & Securitization LLC
4.554%, 1M TSFR + 0.234%, 07/25/37 (144A) (g)	56,129	36,769
4.654%, 1M TSFR + 0.334%, 07/25/37 (144A) (g)	1,118,640	732,819
Crestline Denali CLO XV Ltd.
5.561%, 3M TSFR + 1.292%, 04/20/30 (144A) (g)	20,108	20,111
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (i)	360,183	100,069
CVC Cordatus Loan Fund XXI DAC
2.974%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (g)	1,700,000	1,997,900
CVC Cordatus Opportunity Loan Fund-R DAC
2.983%, 3M EURIBOR + 0.840%, 08/15/33 (144A) (EUR) (g)	1,864,138	2,178,899
Dryden 35 Euro CLO DAC
3.243%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (g)	592,185	696,170
Dryden 44 Euro CLO DAC
3.159%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (g)	1,300,000	1,526,423
Dryden 52 Euro CLO DAC
3.003%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (g)	720,129	845,731
Dryden 54 Senior Loan Fund
5.420%, 3M TSFR + 1.150%, 10/19/29 (144A) (g)	890,676	890,500
Dryden 60 CLO Ltd.
5.568%, 3M TSFR + 1.312%, 07/15/31 (144A) (g)	397,514	397,751
Dryden 64 CLO Ltd.
5.501%, 3M TSFR + 1.232%, 04/18/31 (144A) (g)	343,802	344,312
Dryden 95 CLO Ltd.
5.362%, 3M TSFR + 1.040%, 08/20/34 (144A) (g)	2,500,000	2,499,237
Dunedin Park CLO DAC
3.081%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (g)	1,000,000	1,173,847
Elevation CLO Ltd.
5.412%, 3M TSFR + 1.130%, 07/25/34 (144A) (g)	700,000	697,033
Ellington Loan Acquisition Trust
5.534%, 1M TSFR + 1.214%, 05/25/37 (144A) (g)	748,378	732,531
First Franklin Mortgage Loan Trust
4.554%, 1M TSFR + 0.234%, 12/25/36 (g)	7,245,817	6,635,386
4.744%, 1M TSFR + 0.424%, 07/25/36 (g)	1,197,657	1,168,236
Gallatin CLO VIII Ltd.
5.608%, 3M TSFR + 1.352%, 07/15/31 (144A) (g)	301,280	301,338
GSAMP Trust
5.169%, 1M TSFR + 0.849%, 09/25/35 (g)	63,187	62,443
Henley CLO VII DAC
3.148%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (g)	1,100,000	1,294,970
Jamestown CLO XVIII Ltd.
5.552%, 3M TSFR + 1.270%, 07/25/35 (144A) (g)	600,000	599,533
JP Morgan Mortgage Acquisition Trust
4.644%, 1M TSFR + 0.324%, 10/25/36 (g)	16,226	16,159
KKR CLO 11 Ltd.
5.698%, 3M TSFR + 1.442%, 01/15/31 (144A) (g)	142,997	143,086
LCM Loan Income Fund I Ltd.
5.561%, 3M TSFR + 1.292%, 04/20/31 (144A) (g)	1,483,395	1,483,748
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
LoanCore Issuer Ltd.
5.853%, SOFR30A + 1.550%, 01/17/37 (144A) (g)	1,718,836	$1,717,856
Long Beach Mortgage Loan Trust
4.674%, 1M TSFR + 0.354%, 08/25/36 (g)	808,011	322,435
M360 Ltd.
5.936%, 1M TSFR + 1.614%, 11/22/38 (144A) (g)	51,303	50,398
Madison Park Euro Funding IX DAC
3.159%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (g)	700,000	820,449
Madison Park Funding XXXIX Ltd.
5.522%, 3M TSFR + 1.250%, 10/22/34 (144A) (g)	300,000	299,363
Man Euro CLO DAC
4.029%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (g)	7,100,000	8,382,058
Man GLG Euro CLO V DAC
2.665%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (g)	1,869,623	2,195,224
Marathon CLO XIII Ltd.
5.456%, 3M TSFR + 1.200%, 04/15/32 (144A) (g)	2,086,064	2,086,087
MF1 LLC
6.468%, 1M TSFR + 2.150%, 06/19/37 (144A) (g)	1,698,544	1,700,786
MF1 Ltd.
5.509%, 1M TSFR + 1.194%, 10/16/36 (144A) (g)	278,718	278,446
Morgan Stanley ABS Capital I, Inc. Trust
5.409%, 1M TSFR + 1.089%, 07/25/34 (g)	37,347	39,664
5.484%, 1M TSFR + 1.164%, 06/25/35 (g)	1,232,000	1,141,460
Morgan Stanley IXIS Real Estate Capital Trust
4.534%, 1M TSFR + 0.214%, 11/25/36 (g)	493	157
Northwoods Capital XII-B Ltd.
5.509%, 3M TSFR + 1.190%, 06/15/31 (144A) (g)	468,472	467,931
Oak Hill European Credit Partners VII DAC
2.976%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (g)	1,031,478	1,214,350
Ocean Trails CLO 8
5.546%, 3M TSFR + 1.290%, 07/15/34 (144A) (g)	1,300,000	1,299,965
Octagon Investment Partners 18-R Ltd.
5.482%, 3M TSFR + 1.222%, 04/16/31 (144A) (g)	352,036	352,015
OZLM IX Ltd.
5.470%, 3M TSFR + 1.200%, 10/20/31 (144A) (g)	280,189	280,488
OZLM XXIV Ltd.
5.691%, 3M TSFR + 1.422%, 07/20/32 (144A) (g)	177,791	177,884
Palmer Square European Loan Funding DAC
3.113%, 3M EURIBOR + 0.970%, 08/15/33 (144A) (EUR) (g)	1,202,329	1,417,290
Palmer Square Loan Funding Ltd.
5.318%, 3M TSFR + 1.062%, 10/15/29 (144A) (g)	200,494	200,497
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.169%, 1M TSFR + 0.849%, 09/25/35 (g)	54,043	52,981
5.484%, 1M TSFR + 1.164%, 10/25/34 (g)	1,138,362	1,124,667
Pikes Peak CLO 4
5.466%, 3M TSFR + 1.210%, 07/15/34 (144A) (g)	4,300,000	4,300,064
Providus CLO IV DAC
3.056%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (g)	2,900,000	3,400,753
Regatta XVI Funding Ltd.
5.456%, 3M TSFR + 1.200%, 01/15/33 (144A) (g)	292,073	292,350
See accompanying notes to financial statements.
BHFTI-378

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Foreign Government—4.6%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rockford Tower Europe CLO DAC
3.561%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (g)	1,500,000	$1,767,915
Romark CLO Ltd.
5.571%, 3M TSFR + 1.292%, 10/23/30 (144A) (g)	282,741	282,824
Saranac CLO VI Ltd.
5.724%, 3M TSFR + 1.402%, 08/13/31 (144A) (g)	580,442	580,773
Saxon Asset Securities Trust
4.744%, 1M TSFR + 0.424%, 09/25/37 (g)	354,151	340,467
Securitized Asset-Backed Receivables LLC Trust
4.734%, 1M TSFR + 0.414%, 07/25/36 (g)	262,781	102,448
4.754%, 1M TSFR + 0.434%, 07/25/36 (g)	2,945,388	958,375
Segovia European CLO DAC
3.116%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (g)	272,195	320,314
Silver Rock CLO II Ltd.
5.310%, 3M TSFR + 1.040%, 01/20/35 (144A) (g)	1,100,000	1,098,900
Sound Point CLO IX Ltd.
5.741%, 3M TSFR + 1.472%, 07/20/32 (144A) (g)	1,178,284	1,179,292
Soundview Home Loan Trust
4.554%, 1M TSFR + 0.234%, 11/25/36 (144A) (g)	38,290	10,322
St. Paul's CLO X DAC
3.036%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (g)	800,000	938,286
Structured Asset Securities Corp. Mortgage Loan Trust
5.939%, 1M TSFR + 1.614%, 04/25/35 (g)	8,041	8,006
Tikehau CLO IV DAC
3.179%, 3M EURIBOR + 0.900%, 10/15/31 (144A) (EUR) (g)	489,886	576,772
Tralee CLO VII Ltd.
5.863%, 3M TSFR + 1.582%, 04/25/34 (144A) (g)	1,400,000	1,400,722
TRTX Issuer Ltd.
5.964%, 1M TSFR + 1.650%, 02/15/39 (144A) (g)	706,988	706,984
U.S. Small Business Administration
5.510%, 11/01/27	132,975	134,217
Venture 33 CLO Ltd.
5.578%, 3M TSFR + 1.322%, 07/15/31 (144A) (g)	126,038	126,103
Venture 44 CLO Ltd.
5.410%, 3M TSFR + 1.140%, 10/20/34 (144A) (g)	500,000	497,815
Vibrant CLO XI Ltd.
5.651%, 3M TSFR + 1.382%, 07/20/32 (144A) (g)	529,326	528,405
Voya CLO Ltd.
5.498%, 3M TSFR + 1.242%, 06/07/30 (144A) (g)	38,007	38,000
Wind River CLO Ltd.
5.581%, 3M TSFR + 1.312%, 07/18/31 (144A) (g)	21,809	21,804
		111,286,369
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
5.175%, SOFR90A + 0.812%, 10/25/64 (144A) (g)	1,540,049	1,535,298
Total Asset-Backed Securities (Cost $122,936,777)		127,068,677

Security Description	Principal Amount*	Value

Sovereign — 4.6%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (a)	8,930,592	$6,896,050
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (a)	18,891,865	22,114,666
0.100%, 07/25/31 (144A) (EUR) (a)	1,953,152	2,196,761
0.100%, 07/25/38 (144A) (EUR) (a)	119,857	118,264
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (a)	2,351,668	2,696,133
1.800%, 05/15/36 (144A) (EUR) (a)	931,167	1,096,066
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (a)	1,750,070,240	12,570,110
0.100%, 03/10/29 (JPY) (a)	2,541,154,560	18,328,091
Mexico Government International Bonds
5.850%, 07/02/32	400,000	404,800
6.625%, 01/29/38	300,000	304,500
Mexico Udibonos
4.000%, 08/24/34 (MXN) (a)	3,391,838	167,854
Total Foreign Government (Cost $66,168,224)		66,893,295

Non-Agency Mortgage-Backed Securities—1.4%
Collateralized Mortgage Obligations — 1.4%
Banc of America Funding Trust
6.249%, 02/20/36 (g)	85,189	81,067
Banc of America Mortgage Trust
5.442%, 06/25/35 (g)	18,358	16,827
5.625%, 09/25/35 (g)	17,572	15,465
Bear Stearns ALT-A Trust
4.754%, 1M TSFR + 0.434%, 02/25/34 (g)	34,588	32,562
4.905%, 09/25/35 (g)	370,417	211,845
Bear Stearns ARM Trust
4.847%, 03/25/35 (g)	84,000	77,256
Chase Mortgage Finance Trust
6.409%, 02/25/37 (g)	13,168	12,825
CHL Mortgage Pass-Through Trust
5.014%, 1M TSFR + 0.694%, 04/25/35 (g)	193,823	184,445
6.000%, 03/25/37	765,748	338,650
Citigroup Mortgage Loan Trust, Inc.
4.742%, 03/25/37 (g)	1,062,252	899,813
6.373%, 08/25/35 (g)	355	360
6.490%, 1Y H15 + 2.400%, 05/25/35 (g)	1,751	1,763
Countrywide Alternative Loan Trust
4.612%, 1M TSFR + 0.294%, 02/20/47 (g)	346,315	277,506
4.674%, 1M TSFR + 0.354%, 06/25/36 (g)	900,381	843,540
4.794%, 1M TSFR + 0.474%, 05/25/47 (g)	99,314	91,265
4.994%, 1M TSFR + 0.674%, 12/25/35 (g)	12,755	11,639
5.000%, 07/25/35	106,817	58,457
5.500%, 06/25/25	312,099	250,776
6.000%, 03/25/37	3,047,875	1,036,251
6.000%, 04/25/37	435,357	365,036
CSMC Trust
3.241%, 11/30/37 (144A) (g)	1,952,021	1,780,901
4.591%, 1M TSFR + 0.264%, 09/29/36 (144A) (g)	126,081	124,773
5.154%, 10/26/36 (144A) (g)	32,706	29,766
See accompanying notes to financial statements.
BHFTI-379

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.534%, 1M TSFR + 0.214%, 10/25/36 (g)	7,371	$6,109
6.369%, 10/25/36 (i)	128,778	112,145
6.386%, 10/25/36 (i)	128,778	112,143
Eurosail-U.K. PLC
5.308%, SONIA + 1.069%, 06/13/45 (GBP) (g)	368,986	505,762
First Horizon Alternative Mortgage Securities Trust
5.876%, 06/25/34 (g)	39,637	39,655
GreenPoint Mortgage Funding Trust
4.794%, 1M TSFR + 0.474%, 09/25/46 (g)	239,876	221,336
4.974%, 1M TSFR + 0.654%, 11/25/45 (g)	47,653	44,765
GreenPoint MTA Trust
4.874%, 1M TSFR + 0.554%, 06/25/45 (g)	57,700	52,586
GSR Mortgage Loan Trust
4.299%, 05/25/35 (g)	101,140	75,293
4.723%, 11/25/35 (g)	88,910	75,147
5.293%, 09/25/35 (g)	35,499	34,087
5.946%, 12/25/34 (g)	133,182	125,331
6.922%, 01/25/35 (g)	20,364	19,313
HarborView Mortgage Loan Trust
4.812%, 1M TSFR + 0.494%, 09/19/37 (g)	13,518	11,623
4.872%, 1M TSFR + 0.554%, 05/19/35 (g)	22,169	21,287
4.992%, 1M TSFR + 0.674%, 02/19/36 (g)	67,426	29,381
5.332%, 1M TSFR + 1.014%, 06/20/35 (g)	114,934	105,890
IndyMac INDA Mortgage Loan Trust
5.373%, 11/25/35 (g)	14,227	14,764
JP Morgan Mortgage Trust
4.154%, 07/27/37 (144A) (g)	192,351	177,638
5.479%, 07/25/35 (g)	27,817	26,633
5.479%, 08/25/35 (g)	52,970	46,856
5.677%, 09/25/35 (g)	7,340	6,876
5.875%, 02/25/35 (g)	31,638	30,927
6.739%, 07/25/35 (g)	15,458	15,445
6.830%, 08/25/35 (g)	40,916	38,723
Lehman XS Trust
4.974%, 1M TSFR + 0.654%, 12/25/35 (g)	52,507	48,847
6.734%, 1M TSFR + 2.414%, 12/25/37 (g)	1,641,501	1,598,751
MASTR Adjustable Rate Mortgages Trust
5.344%, 12/25/33 (g)	12,247	11,344
6.043%, 11/21/34 (g)	25,148	24,255
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126%, 1M TSFR + 0.814%, 11/15/31 (g)	21,446	20,753
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866%, 1M TSFR + 0.554%, 12/15/30 (g)	3,345	3,245
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (g)	300,449	290,444
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (g)	2,828,496	2,713,231
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
5.484%, 1M TSFR + 1.164%, 04/25/35 (g)	1,318,030	1,323,663
RALI Trust
4.734%, 1M TSFR + 0.414%, 08/25/35 (g)	40,003	27,991
5.398%, 10/25/37 (g)	552,593	443,526
5.759%, 12M MTA + 1.360%, 09/25/45 (g)	36,666	31,129
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Reperforming Loan Trust REMICS
4.774%, 1M TSFR + 0.454%, 06/25/35 (144A) (g)	17,739	$17,066
Residential Asset Securitization Trust
6.500%, 09/25/36	272,810	82,071
Sequoia Mortgage Trust
4.832%, 1M TSFR + 0.514%, 07/20/36 (g)	134,870	116,695
5.132%, 1M TSFR + 0.814%, 10/19/26 (g)	6,830	6,718
Structured Adjustable Rate Mortgage Loan Trust
5.799%, 12M MTA + 1.400%, 01/25/35 (g)	36,829	33,104
6.525%, 02/25/34 (g)	16,168	15,744
Structured Asset Mortgage Investments II Trust
4.814%, 1M TSFR + 0.494%, 06/25/36 (g)	10,546	10,383
4.854%, 1M TSFR + 0.534%, 05/25/36 (g)	11,791	8,202
4.932%, 1M TSFR + 0.614%, 07/19/35 (g)	37,863	36,177
5.092%, 1M TSFR + 0.774%, 10/19/34 (g)	13,272	12,701
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (i)	128,444	46,813
Towd Point Mortgage Trust
5.434%, 1M TSFR + 1.114%, 10/25/59 (144A) (g)	454,358	457,704
Wachovia Mortgage Loan Trust LLC
4.883%, 1M TSFR + 0.574%, 01/25/37 (g)	1,403,262	497,136
WaMu Mortgage Pass-Through Certificates Trust
4.068%, 12M MTA + 0.810%, 12/25/46 (g)	24,500	21,403
4.179%, 11/25/36 (g)	2,934,797	2,609,816
5.135%, 12/25/35 (g)	22,043	20,442
5.169%, 12M MTA + 0.770%, 05/25/47 (g)	133,495	116,099
5.399%, 12M MTA + 1.000%, 02/25/46 (g)	46,372	42,302
5.399%, 12M MTA + 1.000%, 08/25/46 (g)	1,268,990	1,160,381
5.447%, 12M MTA + 1.048%, 07/25/46 (g)	232,122	210,009
5.599%, 12M MTA + 1.200%, 11/25/42 (g)	3,720	3,558
5.899%, 12M MTA + 1.500%, 11/25/46 (g)	87,028	76,947
Wells Fargo Mortgage-Backed Securities Trust
6.140%, 04/25/36 (g)	24,811	24,592
		20,855,745
Commercial Mortgage-Backed Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
5.809%, 1M TSFR + 1.497%, 12/15/31 (144A) (g)	551,299	548,786
Total Non-Agency Mortgage-Backed Securities (Cost $23,521,404)		21,404,531

Corporate Bonds & Notes—0.4%
Banks — 0.2%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (g)	1,570,000	1,596,952
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,503	1,110
1.500%, 10/01/52 (DKK)	283,310	35,007
1.500%, 10/01/53 (DKK)	497,943	54,681
2.500%, 10/01/47 (DKK)	4,910	720
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (g)	100,000	114,523
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (g)	100,000	116,127
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (g)	100,000	126,705
See accompanying notes to financial statements.
BHFTI-380

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Banks—(Continued)
UBS Group AG
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (g)	100,000	$140,981
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (g)	100,000	132,689
		2,319,495
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	114,000	108,367
Credicorp Capital Sociedad Titulizadora SA
9.700%, 03/05/45 (144A) (PEN)	900,000	262,744
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	50,418	6,532
1.000%, 10/01/50 (DKK)	6,377,578	785,383
1.500%, 10/01/53 (DKK)	1,731,780	214,119
2.000%, 10/01/53 (DKK)	7,263,638	875,708
2.500%, 10/01/47 (DKK)	3,222	473
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,581	287,645
2.000%, 10/01/53 (DKK)	4,299,311	520,357
2.000%, 10/01/53 (144A) (DKK)	698,973	91,837
2.500%, 10/01/47 (DKK)	839	123
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,059,493	517,872
2.000%, 10/01/53 (DKK)	563,490	68,203
2.500%, 04/01/47 (DKK)	7,853	1,152
		3,740,515
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	297,397
Total Corporate Bonds & Notes (Cost $7,086,122)		6,357,407

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,056,717

Short-Term Investments—39.9%
Repurchase Agreements—39.9%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.420%, due on 07/02/25, with a maturity value of $66,108,116; collateralized by U.S. Treasury Bond at 3.250%, maturing at 05/15/42, and a market value of $67,085,295	66,100,000	66,100,000
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25, with a maturity value of $3,200,395; collateralized by U.S. Treasury Bond at 4.625%, maturing at 05/15/54, and a market value of $3,254,465	3,200,000	3,200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.470%, due on 07/02/25, with a maturity value of $311,638,690; collateralized by U.S. Treasury Bonds with rates ranging from 1.625% - 4.625%, maturity dates ranging from 04/15/30 - 05/15/54, and an aggregate market value of $316,075,058	311,600,000	$311,600,000
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $6,678,510; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $6,811,598	6,677,908	6,677,908
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/25 at 4.470%, due on 07/02/25, with a maturity value of $198,224,610; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 1.875%, maturity dates ranging from 10/15/29 - 02/15/32, and an aggregate market value of $201,397,913	198,200,000	198,200,000
Total Short-Term Investments (Cost $585,777,908)		585,777,908
Total Investments—161.7% (Cost $2,511,146,175)		2,371,925,852
Other assets and liabilities (net)—(61.7)%		(905,163,920)
Net Assets—100.0%		$1,466,761,932

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2025, the market value of securities pledged was $4,788,507.
(c)	All or a portion of this security has been transferred in a secured–borrowing transaction.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $10,096,416.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $8,675,815.
(f)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2025, the market value of securities pledged was $291,394.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(i)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$132,699,876, which is 9.0% of net assets.

See accompanying notes to financial statements.
BHFTI-381

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.500%	TBA	$(32,400,000)	$(29,174,703)	$(29,452,686)
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	(14,000,000)	(13,967,735)	(13,986,406)
Totals				$(43,142,438)	$(43,439,092)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,710,401,253	$16,227,018	$1 ,760,873,226	$98,880,981
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months June 30, 2025 were as follows:
Purchases	Sales
$1,565,798,017	$1,638,180,715
The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the Master Securities Forward Transaction Agreement ("MSFTA") and net of the related collateral pledged or received by the Portfolio as of June 30, 2025:
Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged/ (Received)(b)	Net Amount(c)
Barclays Capital, Inc.	$(717,066,595)	$716,177,521	$—	$(889,074)
BNP Paribas S.A	(825,775,350)	826,754,841	(930,000)	49,491
Total	$(1,542,841,945)	$1,542,932,362	$(930,000)	$(839,583)

(a)	Represents market value of borrowings as of June 30, 2025.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$(38,214,855)	$(1,504,627,090)	$—	$—	$(1,542,841,945)
Total Borrowings	$(38,214,855)	$(1,504,627,090)	$—	$—	$(1,542,841,945)
Gross amount of recognized liabilities for secured borrowings transactions					$(1,542,841,945)
See accompanying notes to financial statements.
BHFTI-382

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	12,417,000	JPMC	07/02/25	USD	8,138,176	$34,075
BRL	992,244	BNP	07/02/25	USD	180,000	2,629
BRL	68,480,896	CBNA	07/02/25	USD	11,972,499	631,889
BRL	4,187,903	GSBU	07/02/25	USD	750,000	20,813
BRL	69,434,517	GSBU	07/02/25	USD	12,723,703	56,205
BRL	75,307,889	GSBU	10/02/25	USD	13,355,541	189,531
CAD	45,500	BNP	07/02/25	USD	33,048	365
CNH	5,689,000	CBNA	08/20/25	USD	794,071	3,675
DKK	17,990,390	DBAG	07/02/25	USD	2,824,974	15,427
EUR	66,745,680	DBAG	07/02/25	USD	77,431,664	1,191,454
EUR	927,000	JPMC	07/02/25	USD	1,072,252	19,708
EUR	1,402,586	JPMC	08/04/25	USD	1,647,958	7,824
EUR	1,403,000	MSIP	07/02/25	USD	1,644,903	7,762
GBP	3,138,000	BBP	08/04/25	USD	4,270,175	37,828
GBP	3,138,000	JPMC	07/02/25	USD	4,227,451	79,924
IDR	17,121,374,806	BBP	07/16/25	USD	1,054,311	(254)
IDR	6,671,872,600	BNP	07/14/25	USD	410,000	777
IDR	6,358,797,708	BNP	07/16/25	USD	389,217	2,255
IDR	29,711,214,523	BNP	07/16/25	USD	1,821,098	8,038
IDR	24,337,950,622	CBNA	07/16/25	USD	1,494,547	3,790
IDR	20,319,082,840	GSBU	07/16/25	USD	1,246,952	3,968
ILS	4,821,491	BBP	07/02/25	USD	1,428,081	3,351
INR	146,344,846	BNP	08/20/25	USD	1,683,669	19,289
INR	110,669,447	CBNA	08/20/25	USD	1,290,937	(3,120)
INR	110,823,014	CBNA	08/20/25	USD	1,290,989	(1,385)
INR	111,439,047	CBNA	08/20/25	USD	1,294,110	2,663
INR	71,764,368	CBNA	08/20/25	USD	832,123	2,971
INR	133,253,759	CBNA	08/20/25	USD	1,544,246	6,376
INR	125,765,262	CBNA	08/20/25	USD	1,456,628	6,853
INR	163,837,558	CBNA	08/20/25	USD	1,886,823	19,691
INR	112,018,200	DBAG	08/20/25	USD	1,303,750	(238)
INR	112,026,440	DBAG	08/20/25	USD	1,303,679	(71)
INR	165,050,888	DBAG	08/20/25	USD	1,896,023	24,610
INR	163,220,515	JPMC	08/20/25	USD	1,882,481	16,852
INR	974,979	SG	08/20/25	USD	11,307	38
JPY	83,117,596	MSIP	07/02/25	USD	575,806	1,379
JPY	1,330,896,171	MSIP	07/02/25	USD	9,125,728	116,286
JPY	2,332,750,997	SG	07/02/25	USD	16,160,381	38,716
KRW	17,859,102	BBP	07/16/25	USD	12,995	250
KRW	139,842,010	UBSA	07/08/25	USD	103,114	543
MXN	40,720,068	UBSA	09/17/25	USD	2,100,570	51,972
NOK	7,207,733	MSIP	07/02/25	USD	714,552	543
NOK	750,431	SG	07/02/25	USD	74,743	(291)
NZD	189,566	SG	07/02/25	USD	115,066	483
PLN	11,894,773	BBP	07/10/25	USD	3,174,824	124,674
PLN	14,713,942	JPMC	07/10/25	USD	3,917,715	163,794
SGD	4,260,679	BOA	07/02/25	USD	3,327,356	23,552
SGD	1,938,565	GSBU	07/02/25	USD	1,520,801	3,827
SGD	2,789,797	JPMC	07/02/25	USD	2,178,848	15,251
THB	4,586,008	GSBU	07/16/25	USD	140,000	1,214
TWD	19,929,954	BNP	07/14/25	USD	670,000	12,909
TWD	41,394,840	CBNA	07/16/25	USD	1,396,728	21,907
TWD	23,374,964	DBAG	08/20/25	USD	734,000	69,305
TWD	67,699,884	JPMC	08/20/25	USD	2,348,000	(21,422)
ZAR	7,632,732	BBP	07/23/25	USD	421,100	9,358
See accompanying notes to financial statements.
BHFTI-383

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	7,632,732	BBP	07/23/25	USD	421,100	$9,358
ZAR	15,811,678	BBP	07/23/25	USD	877,052	14,668
ZAR	8,811,636	JPMC	07/23/25	USD	493,064	3,880

Contracts to Deliver
AUD	844,000	BOA	07/02/25	USD	549,693	(5,786)
AUD	11,573,000	BBP	07/02/25	USD	7,458,278	(158,495)
AUD	12,417,000	JPMC	08/05/25	USD	8,143,267	(34,124)
BRL	177,523	BNP	07/02/25	USD	31,133	(1,541)
BRL	814,721	BNP	07/02/25	USD	149,296	(659)
BRL	68,480,896	CBNA	07/02/25	USD	12,548,954	(55,433)
BRL	73,622,420	GSBU	07/02/25	USD	13,355,541	(195,180)
CAD	26,222,661	BNP	08/05/25	USD	19,209,522	(79,846)
CAD	26,299,154	CBNA	07/02/25	USD	19,024,891	(287,871)
CHF	3,720,044	BBP	08/04/25	USD	4,684,020	(23,901)
CHF	3,579,000	CBNA	07/02/25	USD	4,397,662	(113,020)
CHF	164,000	JPMC	07/02/25	USD	200,104	(6,588)
CNH	131,508,000	BNP	08/20/25	USD	17,969,010	(471,855)
DKK	17,946,717	DBAG	08/04/25	USD	2,824,974	(15,483)
DKK	17,975,872	JPMC	07/02/25	USD	2,722,428	(115,680)
EUR	66,712,094	BOA	07/02/25	USD	75,854,920	(2,728,635)
EUR	66,599,369	DBAG	08/04/25	USD	77,431,664	(1,190,267)
EUR	961,000	JPMC	07/02/25	USD	1,100,294	(31,717)
GBP	3,138,000	BBP	07/02/25	USD	4,269,594	(37,781)
ILS	4,821,463	BBP	07/09/25	USD	1,428,081	(3,351)
ILS	5,284,482	BBP	07/18/25	USD	1,473,889	(95,101)
ILS	4,943,242	DBAG	07/02/25	USD	1,426,230	(41,348)
ILS	748,036	UBSA	07/18/25	USD	208,470	(13,626)
JPY	21,309,144	BNP	08/04/25	USD	148,270	(253)
JPY	1,001,129,094	JPMC	07/02/25	USD	6,978,222	26,178
JPY	1,674,426,894	MSIP	07/02/25	USD	11,590,617	(36,944)
JPY	1,326,003,868	MSIP	08/04/25	USD	9,125,728	(116,353)
JPY	82,811,785	MSIP	08/04/25	USD	575,806	(1,382)
JPY	2,324,190,843	SG	08/04/25	USD	16,160,381	(38,938)
JPY	1,092,581,824	UBSA	07/02/25	USD	7,548,426	(38,684)
KRW	140,063,396	BBP	07/08/25	USD	102,588	(1,232)
KRW	38,190,734	BBP	07/16/25	USD	27,789	(534)
KRW	5,885,891,583	CBNA	07/16/25	USD	4,282,486	(82,559)
KRW	5,516,185,810	CBNA	07/16/25	USD	4,026,413	(64,454)
KRW	16,539,008	CBNA	07/16/25	USD	12,174	(92)
KRW	163,715,486	GSBU	07/14/25	USD	120,000	(1,398)
KRW	459,351,150	JPMC	07/16/25	USD	335,251	(5,409)
KRW	173,749,005	JPMC	07/16/25	USD	127,659	(1,195)
KRW	139,774,399	UBSA	07/16/25	USD	103,114	(545)
MXN	4,002,000	BOA	09/17/25	USD	208,479	(3,074)
MXN	1,167	DBAG	09/17/25	USD	61	(1)
NOK	1,625,000	BBP	07/02/25	USD	159,828	(1,392)
NOK	393,662	BBP	07/02/25	USD	38,647	(409)
NOK	2,220,000	BNP	07/02/25	USD	219,399	(852)
NOK	7,206,411	MSIP	08/04/25	USD	714,552	(548)
NOK	750,287	SG	08/04/25	USD	74,743	291
NOK	3,719,228	UBSA	07/02/25	USD	366,242	(2,751)
NZD	189,566	JPMC	07/02/25	USD	113,055	(2,495)
NZD	189,566	SG	08/04/25	USD	115,190	(481)
PEN	900,002	BOA	07/11/25	USD	247,716	(6,281)
SEK	2,115,000	BNP	07/02/25	USD	220,573	(2,979)
SEK	1,635,000	BNP	07/02/25	USD	169,998	(2,819)
See accompanying notes to financial statements.
BHFTI-384

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	1,005,000	CBNA	07/02/25	USD	105,863	$(363)
SGD	312,991	BOA	07/02/25	USD	242,822	(3,336)
SGD	4,250,724	BOA	08/05/25	USD	3,327,356	(24,122)
SGD	3,315,579	BOA	08/05/25	USD	2,607,518	(6,646)
SGD	303,409	DBAG	07/02/25	USD	235,522	(3,101)
SGD	1,933,904	GSBU	08/05/25	USD	1,520,801	(3,983)
SGD	11,694,880	JPMC	07/02/25	USD	9,104,510	(93,193)
SGD	2,783,372	JPMC	08/05/25	USD	2,178,848	(15,698)
THB	2,157,579	BNP	07/16/25	USD	65,309	(1,128)
THB	48,537,252	CBNA	07/16/25	USD	1,465,718	(28,854)
THB	26,875,186	CBNA	07/16/25	USD	804,827	(22,721)
THB	7,800,071	UBSA	07/16/25	USD	234,751	(5,431)
TWD	78,494	BNP	07/16/25	USD	2,412	(278)
TWD	70,421	BNP	07/16/25	USD	2,170	(243)
TWD	36,831,108	BNP	08/20/25	USD	1,244,000	(21,740)
TWD	87,173	BNP	08/20/25	USD	2,682	(314)
TWD	579,531,606	CBNA	07/16/25	USD	18,282,356	(1,578,673)
TWD	80,224	CBNA	07/16/25	USD	2,466	(283)
TWD	72,013	CBNA	07/16/25	USD	2,213	(255)
TWD	71,938	CBNA	07/16/25	USD	2,213	(252)
TWD	3,856,810	CBNA	07/16/25	USD	132,164	(12)
TWD	101,588	CBNA	08/20/25	USD	3,106	(385)
TWD	90,042	CBNA	08/20/25	USD	2,760	(334)
TWD	87,965	CBNA	08/20/25	USD	2,695	(328)
TWD	79,056	JPMC	07/16/25	USD	2,428	(281)
TWD	71,593	JPMC	07/16/25	USD	2,204	(250)
Net Unrealized Depreciation						$(4,829,358)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/14/26	1,178	EUR	289,095,925	$762,912
Australian 10 Year Treasury Bond Futures	09/15/25	280	AUD	32,093,393	170,661
Euro-Bobl Futures	09/08/25	125	EUR	14,710,000	(78,934)
Euro-BTP Futures	09/08/25	341	EUR	41,261,000	153,641
Euro-Buxl 30 Year Bond Futures	09/08/25	31	EUR	3,680,940	(82,162)
Japanese Government 10 Year Bond Futures	09/12/25	2	JPY	278,040,000	5,394
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	1,466	USD	167,513,406	3,370,574
U.S. Treasury Ultra Long Bond Futures	09/19/25	879	USD	104,710,875	3,675,062

Futures Contracts—Short
3 Month EURIBOR	09/15/25	(1,178)	EUR	(288,933,950)	(578,067)
Euro-Bund Futures	09/08/25	(518)	EUR	(67,417,700)	569,534
Euro-OAT Futures	09/08/25	(400)	EUR	(49,536,000)	454,751
Euro-Schatz Futures	09/08/25	(305)	EUR	(32,711,250)	59,132
U.S. Treasury Long Bond Futures	09/19/25	(1,782)	USD	(205,765,313)	(8,167,555)
U.S. Treasury Note 2 Year Futures	09/30/25	(1,615)	USD	(335,957,852)	(1,321,920)
U.S. Treasury Note 5 Year Futures	09/30/25	(1,017)	USD	(110,853,000)	(1,224,766)
U.S. Treasury Note 10 Year Futures	09/19/25	(299)	USD	(33,525,375)	(535,552)
Net Unrealized Depreciation					$(2,767,295)
See accompanying notes to financial statements.
BHFTI-385

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Receive	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	$(186,049)	$(180,577)	$5,472
Call - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Receive	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(52,441)	(4,408)
Call - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Receive	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,822)	(365,091)	(54,269)
Call - OTC - 10 Yr. IRS	2.740%	6M EURIBOR	Receive	09/08/25	BBP	(5,800,000)	EUR	(5,800,000)	(133,810)	(110,071)	23,739
Put - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Pay	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	(186,049)	(146,318)	39,731
Put - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Pay	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(33,851)	14,182
Put - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Pay	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,821)	(198,784)	112,037
Put - OTC - 10 Yr. IRS	2.740%	6M EURIBOR	Pay	09/08/25	BBP	(5,800,000)	EUR	(5,800,000)	(133,810)	(40,667)	93,143
Totals									$(1,357,427)	$(1,127,800)	$229,627

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(115,197)	$267,048
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,266,477)	$(17,107)	$(4,249,370)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,332,168)	—	(1,332,168)
Pay	12M CPURNSA	Maturity	1.980%	Maturity	09/19/25	USD	13,200,000	(98,500)	—	(98,500)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,171,334)	3,599	(3,174,933)
Pay	12M CPURNSA	Maturity	2.033%	Maturity	09/23/25	USD	8,100,000	(57,532)	—	(57,532)
Pay	12M CPURNSA	Maturity	2.208%	Maturity	10/07/25	USD	16,538,000	(100,302)	—	(100,302)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,487,860)	28,402	(1,516,262)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(689,578)	(1,137)	(688,441)
Pay	12M CPURNSA	Maturity	2.380%	Maturity	10/15/25	USD	13,700,000	(66,525)	—	(66,525)
Pay	12M CPURNSA	Maturity	2.700%	Maturity	01/14/26	USD	12,700,000	(53,283)	—	(53,283)
Pay	12M CPURNSA	Maturity	2.820%	Maturity	02/05/26	USD	5,600,000	(17,159)	—	(17,159)
Pay	12M CPURNSA	Maturity	2.842%	Maturity	02/13/26	USD	5,900,000	(16,798)	—	(16,798)
Pay	12M CPURNSA	Maturity	3.043%	Maturity	02/21/26	USD	7,600,000	(6,774)	—	(6,774)
Pay	12M CPURNSA	Maturity	3.300%	Maturity	06/04/26	USD	7,300,000	20,919	—	20,919
Pay	12M CPURNSA	Maturity	3.323%	Maturity	04/23/26	USD	6,200,000	27,805	—	27,805
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(116,168)	—	(116,168)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(20,906)	2,830	(23,736)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,501,316)	(65,196)	(1,436,120)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(3,594)	—	(3,594)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(3)	120	(123)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	13,155	512	12,643
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	32,553	717	31,836
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	50,514	(36,516)	87,030
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	232,472	—	232,472
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	160,509	—	160,509
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	464,275	20,720	443,555
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	263,771	14,422	249,349
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	138,687	5,914	132,773
Pay	12M SONIA	Annually	3.500%	Annually	03/19/30	GBP	59,700,000	(490,077)	(1,030,813)	540,736
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	62,620	—	62,620
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	181,078	40,810	140,268
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(2,801,273)	—	(2,801,273)
Pay	6M EURIBOR	Annually	2.250%	Annually	09/17/35	EUR	157,240,000	(6,080,360)	(5,304,497)	(775,863)
See accompanying notes to financial statements.
BHFTI-386

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	$747,019	$—	$747,019
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,619,953	—	1,619,953
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	2,056,173	—	2,056,173
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,583,732	9,783	2,573,949
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,276,688	—	1,276,688
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,552,105	—	1,552,105
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	150,308	—	150,308
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	170,092	1	170,091
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	696,932	—	696,932
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	1,090,757	—	1,090,757
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	432,068	—	432,068
Receive	12M HICP	Maturity	1.636%	Maturity	06/15/27	EUR	18,000,000	38,560	—	38,560
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	(44,740)	(19,088)	(25,652)
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	(85,586)	(3,756)	(81,830)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	36,040	1,001	35,039
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	13,554	—	13,554
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	4,708,980	487,297	4,221,683
Receive	12M SOFR	Annually	3.250%	Annually	06/18/34	USD	4,750,000	139,637	210,525	(70,888)
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	716,108	249,560	466,548
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	29,367,000	(449,024)	(29,234)	(419,790)
Receive	12M SOFR	Annually	3.900%	Annually	02/15/35	USD	1,510,000	(30,242)	(3,483)	(26,759)
Receive	12M SOFR	Annually	4.100%	Annually	11/15/52	USD	28,580,000	(801,666)	(215,263)	(586,403)
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	3,906	78,935	(75,029)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	309,062	4,605	304,457
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	82,520	(10,756)	93,276
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	4,569,500	—	4,569,500
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,934,311	—	3,934,311
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	4,102,524	—	4,102,524
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	7,147,460	—	7,147,460
Receive	6M EURIBOR	Annually	1.830%	Annually	09/17/27	EUR	18,700,000	72,458	—	72,458
Receive	6M EURIBOR	Annually	1.895%	Annually	10/08/27	EUR	22,800,000	57,630	—	57,630
Receive	6M EURIBOR	Annually	2.120%	Annually	09/03/27	EUR	15,700,000	(42,963)	—	(42,963)
Receive	6M EURIBOR	Annually	2.250%	Annually	09/17/55	EUR	35,270,000	4,364,034	1,789,541	2,574,493
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	43,299	(1,466)	44,765
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	61,051	(3,654)	64,705
Totals								$20,592,611	$(3,792,672)	$24,385,283
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	$264,310	$—	$264,310
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	3,572	—	3,572
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	227,355	—	227,355
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	447,033	—	447,033
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	690,715	—	690,715
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	454,736	—	454,736
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	35,000,000	359,926	—	359,926
Pay	SOFR	Maturity	07/28/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	39,826	—	39,826
Totals								$2,487,473	$—	$2,487,473

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
See accompanying notes to financial statements.
BHFTI-387

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$3,130,969	Unrealized depreciation on forward foreign currency exchange contracts	$7,960,327
Interest Rate	OTC swap contracts at market value	2,487,473
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	42,249,521	Unrealized depreciation on centrally cleared swap contracts (a) (b)	17,864,238
	Unrealized appreciation on futures contracts (b) (c)	9,221,661	Unrealized depreciation on futures contracts (b) (c)	11,988,956
			Written options at value	1,242,997
Total		$57,089,624		$39,056,518

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$23,552	$(23,552)	$—	$—
Barclays Bank PLC	199,487	(199,487)	—	—
BNP Paribas SA	46,262	(46,262)	—	—
Citibank NA	699,815	(699,815)	—	—
Deutsche Bank AG	1,300,796	(1,250,509)	—	50,287
Goldman Sachs Bank USA	275,558	(275,558)	—	—
JPMorgan Chase Bank NA	367,486	(328,052)	(39,434)	—
Morgan Stanley & Co. International PLC	125,970	(125,970)	—	—
Morgan Stanley Capital Services LLC	2,487,473	—	(2,170,000)	317,473
Societe Generale Paris	39,528	(39,528)	—	—
UBS AG	52,515	(52,515)	—	—
	$5,618,442	$(3,041,248)	$(2,209,434)	$367,760
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$2,777,880	$(23,552)	$(2,411,789)	$342,539
Barclays Bank PLC	559,480	(199,487)	—	359,993
BNP Paribas SA	584,507	(46,262)	(339,932)	198,313
Citibank NA	2,240,394	(699,815)	(1,540,579)	—
Deutsche Bank AG	1,250,509	(1,250,509)	—	—
Goldman Sachs Bank USA	1,206,528	(275,558)	—	930,970
JPMorgan Chase Bank NA	328,052	(328,052)	—	—
Morgan Stanley & Co. International PLC	155,227	(125,970)	—	29,257
Societe Generale Paris	39,710	(39,528)	—	182
See accompanying notes to financial statements.
BHFTI-388

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
UBS AG	$61,037	$(52,515)	$—	$8,522
	$9,203,324	$(3,041,248)	$(4,292,300)	$1,869,776

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(10,511,638)	$(10,511,638)
Futures contracts	(1,627,894)	—	(1,627,894)
Swap contracts	206,557	—	206,557
Written options	418,235	—	418,235
	$(1,003,102)	$(10,511,638)	$(11,514,740)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(9,481,441)	$(9,481,441)
Futures contracts	(4,972,450)	—	(4,972,450)
Swap contracts	18,796,461	—	18,796,461
Written options	(222,717)	—	(222,717)
	$13,601,294	$(9,481,441)	$4,119,853
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$624,711,805
Futures contracts long	622,270,866
Futures contracts short	(1,110,369,488)
Swap contracts	1,413,699,530
Written options	(218,555,377)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-389

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,282,282,648	$—	$1,282,282,648
Total Agency Sponsored Mortgage-Backed Securities*	—	281,084,669	—	281,084,669
Total Asset-Backed Securities*	—	127,068,677	—	127,068,677
Total Foreign Government*	—	66,893,295	—	66,893,295
Total Non-Agency Mortgage-Backed Securities*	—	21,404,531	—	21,404,531
Total Corporate Bonds & Notes*	—	6,357,407	—	6,357,407
Total Convertible Preferred Stocks*	1,056,717	—	—	1,056,717
Total Short-Term Investments*	—	585,777,908	—	585,777,908
Total Investments	$1,056,717	$2,370,869,135	$—	$2,371,925,852
TBA Forward Sales Commitments (Liability)	$—	$(43,439,092)	$—	$(43,439,092)
Secured Borrowings (Liability)	$—	$(1,542,841,945)	$—	$(1,542,841,945)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,130,969	$—	$3,130,969
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,960,327)	—	(7,960,327)
Total Forward Contracts	$—	$(4,829,358)	$—	$(4,829,358)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,221,661	$—	$—	$9,221,661
Futures Contracts (Unrealized Depreciation)	(11,988,956)	—	—	(11,988,956)
Total Futures Contracts	$(2,767,295)	$—	$—	$(2,767,295)
Total Written Options*	$—	$(1,242,997)	$—	$(1,242,997)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$42,249,521	$—	$42,249,521
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,864,238)	—	(17,864,238)
Total Centrally Cleared Swap Contracts	$—	$24,385,283	$—	$24,385,283
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,487,473	$—	$2,487,473

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-390

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$1,786,147,944
Repurchase Agreements at value which equals cost	585,777,908
Cash	45,135
Cash denominated in foreign currencies (b)	4,960,531
Cash collateral (c)	1,814,000
OTC swap contracts at market value	2,487,473
Unrealized appreciation on forward foreign currency exchange contracts	3,130,969
Receivable for:
Investments sold	1,373,558,082
TBA securities sold (d)	354,859,659
Premiums on written options	1,643,607
Fund shares sold	1,023,490
Principal paydowns	8,476
Interest	6,126,461
Deferred dollar roll income	55,371
Variation margin on futures contracts	1,062,033
Variation margin on centrally cleared swap contracts	201,579
Prepaid expenses	11,656
Total Assets	4,122,914,374
Liabilities
Due to Broker	43,637
Written options at value (e)	1,242,997
TBA Forward sale commitments, at value	43,439,092
Secured borrowings	1,542,841,945
Cash collateral (f)	5,032,000
Unrealized depreciation on forward foreign currency exchange contracts	7,960,327
Payable for:
Investments purchased	576,488,875
TBA securities purchased (d)	477,521,116
Fund shares redeemed	249,706
Accrued Expenses:
Management fees	575,146
Distribution and service fees	154,046
Deferred trustees’ fees	224,101
Other expenses	379,454
Total Liabilities	2,656,152,442
Net Assets	$1,466,761,932
Net Assets Consist of:
Paid in surplus	$1,671,448,943
Distributable earnings (Accumulated losses)	(204,687,011)
Net Assets	$1,466,761,932
Net Assets
Class A	$701,157,999
Class B	749,926,169
Class E	15,677,764
Capital Shares Outstanding*
Class A	69,822,771
Class B	75,472,856
Class E	1,572,646
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.04
Class B	9.94
Class E	9.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,925,368,267.
(b)	Identified cost of cash denominated in foreign currencies was $9,724,725.
(c)	Includes collateral of $146,000 for futures contracts and $1,668,000 for centrally cleared swap contracts.
(d)	Included within TBA securities sold is $96,290,193 related to TBA forward sale commitments and included within TBA securities purchased is $53,559,531 related to TBA forward sale commitments.
(e)	Premiums received on written options were $1,739,672.
(f)	Includes collateral of $930,000 for secured borrowing transactions, $2,980,000 for OTC derivative contracts and $1,122,000 for TBA securities.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$33,750
Interest (a)	40,946,475
Total investment income	40,980,225
Expenses
Management fees	3,604,852
Administration fees	44,115
Custodian and accounting fees	89,736
Distribution and service fees—Class B	948,469
Distribution and service fees—Class E	11,217
Interest expense	3,722,907
Audit and tax services	72,474
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	44,098
Insurance	6,680
Miscellaneous	13,191
Total expenses	8,600,496
Less management fee waiver	(65,476)
Net expenses	8,535,020
Net Investment Income	32,445,205
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11,955,399)
Futures contracts	(1,627,894)
Written options	418,235
Swap contracts	206,557
Foreign currency transactions	15,486
Forward foreign currency transactions	(10,511,638)
Net realized gain (loss)	(23,454,653)
Net change in unrealized appreciation (depreciation) on:
Investments	63,068,876
Futures contracts	(4,972,450)
Written options	(222,717)
Swap contracts	18,796,461
Foreign currency transactions	(664,672)
Forward foreign currency transactions	(9,481,441)
Net change in unrealized appreciation (depreciation)	66,524,057
Net realized and unrealized gain (loss)	43,069,404
Net Increase (Decrease) in Net Assets From Operations	$75,514,609

(a)	Net of foreign withholding taxes of $51.
See accompanying notes to financial statements.
BHFTI-391

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$32,445,205	$62,988,214
Net realized gain (loss)	(23,454,653)	(3,644,700)
Net change in unrealized appreciation (depreciation)	66,524,057	(20,996,512)
Increase (decrease) in net assets from operations	75,514,609	38,347,002
From Distributions to Shareholders
Class A	(14,021,075)	0
Class B	(13,142,741)	0
Class E	(291,407)	0
Total distributions	(27,455,223)	0
Increase (decrease) in net assets from capital share transactions	(88,704,176)	(208,415,868)
Total increase (decrease) in net assets	(40,644,790)	(170,068,866)
Net Assets
Beginning of period	1,507,406,722	1,677,475,588
End of period	$1,466,761,932	$1,507,406,722

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	1,655,123	$16,589,571	1,890,582	$18,105,259
Reinvestments	1,417,702	14,021,075	0	0
Redemptions	(6,581,666)	(65,720,165)	(16,698,403)	(161,343,342)
Net increase (decrease)	(3,508,841)	$(35,109,519)	(14,807,821)	$(143,238,083)
Class B
Sales	1,297,129	$12,792,260	4,646,463	$44,222,266
Reinvestments	1,343,839	13,142,741	0	0
Redemptions	(8,093,671)	(80,157,440)	(11,051,391)	(106,180,439)
Net increase (decrease)	(5,452,703)	$(54,222,439)	(6,404,928)	$(61,958,173)
Class E
Sales	200,777	$1,999,098	86,893	$832,558
Reinvestments	29,705	291,407	0	0
Redemptions	(167,125)	(1,662,723)	(423,671)	(4,052,170)
Net increase (decrease)	63,357	$627,782	(336,778)	$(3,219,612)
Increase (decrease) derived from capital shares transactions		$(88,704,176)		$(208,415,868)
See accompanying notes to financial statements.
BHFTI-392

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.74	$9.50	$9.38	$11.35	$10.85	$10.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.39	0.38	0.76	0.54	0.13
Net realized and unrealized gain (loss)	0.28	(0.15)	(0.03)	(2.05)	0.06	1.02
Total income (loss) from investment operations	0.51	0.24	0.35	(1.29)	0.60	1.15
Less Distributions
Distributions from net investment income	(0.13)	0.00	(0.23)	(0.68)	(0.10)	(0.32)
Distributions from net realized capital gains	(0.08)	0.00	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.21)	0.00	(0.23)	(0.68)	(0.10)	(0.32)
Net Asset Value, End of Period	$10.04	$9.74	$9.50	$9.38	$11.35	$10.85
Total Return (%) (c)	5.21 (d)	2.53	3.74	(11.60)	5.61	11.74 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (f)	0.81	0.68	0.77	0.53	0.78
Gross ratio of expenses to average net assets excluding interest expense (%)	0.53 (f)	0.53	0.52	0.52	0.51	0.51
Net ratio of expenses to average net assets (%) (g) (h)	1.03 (f)	0.80	0.67	0.75	0.52	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.52 (f)	0.52	0.52	0.51	0.49	0.50
Ratio of net investment income (loss) to average net assets (%)	4.55 (f)	4.01	4.05	7.44	4.93	1.22
Portfolio turnover rate (%)	97 (d)(i)	228 (i)	120 (i)	65 (i)	129 (i)	209 (i)
Net assets, end of period (in millions)	$701.2	$714.1	$837.7	$940.2	$1,258.3	$1,219.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.62	$9.42	$9.29	$11.25	$10.75	$9.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.36	0.35	0.73	0.51	0.10
Net realized and unrealized gain (loss)	0.29	(0.16)	(0.02)	(2.04)	0.07	1.02
Total income (loss) from investment operations	0.50	0.20	0.33	(1.31)	0.58	1.12
Less Distributions
Distributions from net investment income	(0.10)	0.00	(0.20)	(0.65)	(0.08)	(0.30)
Distributions from net realized capital gains	(0.08)	0.00	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.18)	0.00	(0.20)	(0.65)	(0.08)	(0.30)
Net Asset Value, End of Period	$9.94	$9.62	$9.42	$9.29	$11.25	$10.75
Total Return (%) (c)	5.20 (d)	2.12	3.59	(11.88)	5.42	11.43 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.29 (f)	1.06	0.93	1.02	0.78	1.03
Gross ratio of expenses to average net assets excluding interest expense (%)	0.78 (f)	0.78	0.77	0.77	0.76	0.76
Net ratio of expenses to average net assets (%) (g) (h)	1.28 (f)	1.05	0.92	1.00	0.77	1.01
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.77 (f)	0.77	0.77	0.76	0.74	0.75
Ratio of net investment income (loss) to average net assets (%)	4.29 (f)	3.76	3.81	7.20	4.69	0.98
Portfolio turnover rate (%)	97 (d)(i)	228 (i)	120 (i)	65 (i)	129 (i)	209 (i)
Net assets, end of period (in millions)	$749.9	$778.8	$822.3	$853.3	$1,111.1	$1,036.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-393

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.66	$9.44	$9.32	$11.28	$10.78	$9.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.37	0.36	0.74	0.52	0.11
Net realized and unrealized gain (loss)	0.28	(0.15)	(0.03)	(2.03)	0.07	1.02
Total income (loss) from investment operations	0.50	0.22	0.33	(1.29)	0.59	1.13
Less Distributions
Distributions from net investment income	(0.11)	0.00	(0.21)	(0.67)	(0.09)	(0.31)
Distributions from net realized capital gains	(0.08)	0.00	0.00	0.00	0.00	0.00
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.19)	0.00	(0.21)	(0.67)	(0.09)	(0.31)
Net Asset Value, End of Period	$9.97	$9.66	$9.44	$9.32	$11.28	$10.78
Total Return (%) (c)	5.20 (d)	2.33	3.59	(11.73)	5.49	11.52 (e)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.19 (f)	0.96	0.83	0.92	0.68	0.93
Gross ratio of expenses to average net assets excluding interest expense (%)	0.68 (f)	0.68	0.67	0.67	0.66	0.66
Net ratio of expenses to average net assets (%) (g) (h)	1.18 (f)	0.95	0.82	0.90	0.67	0.91
Net ratio of expenses to average net assets excluding interest expense (%) (g) (h)	0.67 (f)	0.67	0.67	0.66	0.64	0.65
Ratio of net investment income (loss) to average net assets (%)	4.43 (f)	3.84	3.91	7.30	4.74	1.06
Portfolio turnover rate (%)	97 (d)(i)	228 (i)	120 (i)	65 (i)	129 (i)	209 (i)
Net assets, end of period (in millions)	$15.7	$14.6	$17.4	$20.1	$24.1	$23.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Computed on an annualized basis.
(g)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Financial Statements).

(h)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(i)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 10%, 23%, 28%, 23%, 36%, and 30% for the six months ended June 30,
2025 and for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-394

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Agency Sponsored Mortgage-Backed Securities—49.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,124,249	$6,706,406
4.608%, SOFR30A + 0.304%, 10/15/43 (a)	3,226,477	3,162,268
4.668%, SOFR30A + 0.364%, 07/15/34 (a)	1,908	1,900
5.605%, SOFR30A + 1.300%, 05/25/54 (a)	5,289,194	5,250,794
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.599%, 12M MTA + 1.200%, 10/25/44 (a)	240,353	220,054
5.599%, 12M MTA + 1.200%, 02/25/45 (a)	21,764	21,028
5.799%, 12M MTA + 1.400%, 07/25/44 (a)	1,117,572	1,079,736
Federal National Mortgage Association REMICS
4.800%, SOFR30A + 0.494%, 11/25/42 (a)	1,186,474	1,177,742
4.816%, SOFR30A + 0.514%, 09/18/31 (a)	5,608	5,605
5.320%, SOFR30A + 1.014%, 04/25/32 (a)	3,269	3,279
6.782%, 05/25/35 (a)	131,711	134,878
Government National Mortgage Association REMICS
4.786%, 1M TSFR + 0.454%, 12/20/62 (a)	23,484	23,478
4.802%, SOFR30A + 0.500%, 01/20/72 (a)	3,870,229	3,813,836
5.046%, 1M TSFR + 0.714%, 08/20/65 (a)	834,899	834,519
5.046%, 1M TSFR + 0.714%, 10/20/65 (a)	1,113,401	1,117,291
5.096%, 1M TSFR + 0.764%, 06/20/66 (a)	255,302	256,342
5.102%, SOFR30A + 0.800%, 01/20/73 (a)	7,091,544	7,099,805
5.182%, SOFR30A + 0.880%, 03/20/73 (a)	7,677,159	7,713,780
5.202%, SOFR30A + 0.900%, 01/20/73 (a)	12,242,007	12,239,517
5.202%, SOFR30A + 0.900%, 12/20/73 (a)	15,963,505	16,009,340
5.296%, 1M TSFR + 0.964%, 09/20/66 (a)	2,137,965	2,144,668
5.322%, SOFR30A + 1.020%, 12/20/72 (a)	4,957,585	5,010,696
5.446%, 1M TSFR + 1.114%, 12/20/65 (a)	7,152,540	7,183,592
5.446%, 1M TSFR + 1.114%, 01/20/67 (a)	3,097,353	3,112,969
6.111%, 12M TSFR + 1.515%, 09/20/67 (a)	3,726,726	3,785,514
7.519%, 09/20/66 (a)	2,791,040	2,856,785
		90,965,822
Agency Mortgage-Backed Securities — 47.2%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	5,420,876	5,228,734
3.500%, 12/01/26	3,364	3,342
3.500%, 05/01/32	54,914	54,129
3.500%, 07/01/33	137,765	135,572
3.500%, 08/01/33	4,183	4,115
3.500%, 09/01/33	172,539	169,718
3.500%, 11/01/33	373,520	367,399
3.500%, 01/01/34	40,036	39,370
3.500%, 02/01/34	65,474	64,358
3.500%, 04/01/34	685,549	670,511
3.500%, 05/01/34	267,575	262,911
3.500%, 10/01/34	57,683	56,057
3.500%, 11/01/34	24,360	23,674
3.500%, 03/01/35	98,587	95,626
3.500%, 09/01/52	292,624	263,569
4.000%, 06/01/30	11,403	11,341
4.000%, 09/01/30	62,877	62,520
4.000%, 10/01/30	3,359	3,340
4.000%, 11/01/33	15,131	15,069
4.000%, 12/01/40	129,082	124,946
4.000%, 10/01/52	2,285,315	2,129,417
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 04/01/34	4,517	$4,511
4.500%, 06/01/35	14,162	14,115
4.500%, 04/01/41	20,932	20,819
5.000%, 10/01/52	340,657	336,194
5.000%, 05/01/53	5,948,103	5,847,586
5.000%, 06/01/53	7,161,399	7,100,836
5.000%, 09/01/53	713,610	704,337
5.000%, 08/01/54	286,021	280,392
5.500%, 01/01/33	289	299
5.500%, 05/01/33	418	423
5.500%, 08/01/33	403	412
5.500%, 10/01/33	1,127	1,163
5.500%, 01/01/34	607	615
5.500%, 09/01/34	9,216	9,290
5.500%, 01/01/35	7,457	7,678
5.500%, 07/01/35	427	437
5.500%, 10/01/35	7,521	7,744
5.500%, 11/01/35	19,122	19,474
5.500%, 12/01/35	11,381	11,759
5.500%, 01/01/36	9,625	9,944
5.500%, 04/01/36	5,014	5,165
5.500%, 06/01/36	382,778	394,729
5.500%, 07/01/36	8,023	8,290
5.500%, 08/01/36	10,731	10,916
5.500%, 10/01/36	1,409	1,431
5.500%, 12/01/36	57,811	59,714
5.500%, 02/01/37	5,734	5,907
5.500%, 03/01/37	3,857	3,980
5.500%, 04/01/37	22,011	22,454
5.500%, 06/01/37	28,525	29,256
5.500%, 07/01/37	47,518	49,002
5.500%, 08/01/37	18,578	19,163
5.500%, 09/01/37	3,187	3,286
5.500%, 10/01/37	2,594	2,672
5.500%, 11/01/37	58,494	60,321
5.500%, 12/01/37	4,045	4,142
5.500%, 01/01/38	20,110	20,697
5.500%, 02/01/38	51,005	52,497
5.500%, 03/01/38	24,617	25,225
5.500%, 04/01/38	38,083	39,194
5.500%, 05/01/38	31,674	32,345
5.500%, 06/01/38	82,789	84,957
5.500%, 07/01/38	101,956	104,908
5.500%, 08/01/38	264,406	272,472
5.500%, 09/01/38	70,083	71,940
5.500%, 10/01/38	2,093,987	2,149,886
5.500%, 11/01/38	879,696	904,335
5.500%, 12/01/38	4,577	4,685
5.500%, 01/01/39	177,566	182,844
5.500%, 02/01/39	44,288	45,366
5.500%, 03/01/39	18,969	19,508
5.500%, 06/01/39	664,299	682,103
5.500%, 09/01/39	8,962	9,235
5.500%, 02/01/40	20,430	20,961
5.500%, 03/01/40	3,261	3,346
See accompanying notes to financial statements.
BHFTI-395

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 05/01/40	676	$694
5.500%, 08/01/40	21,869	22,383
5.500%, 02/01/54	31,712	31,717
5.500%, 03/01/54	2,044,584	2,044,968
6.000%, 10/01/53	9,581,235	9,757,868
6.000%, 11/01/53	850,854	865,463
6.000%, 12/01/53	16,544,708	16,834,486
6.000%, 01/01/54	2,677,427	2,724,014
6.000%, 02/01/54	3,387,196	3,445,353
6.000%, 07/01/54	20,285,015	20,624,996
6.000%, 08/01/54	3,557,677	3,616,255
6.340%, 1Y H15 + 2.108%, 02/01/35 (a)	12,568	12,938
6.402%, 1Y H15 + 2.250%, 11/01/34 (a)	11,135	11,496
6.500%, 1Y H15 + 2.250%, 02/01/35 (a)	9,148	9,458
6.510%, 1Y H15 + 2.250%, 01/01/35 (a)	22,218	22,959
6.525%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	1,937	1,964
6.540%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	8,504	8,746
6.552%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,247	4,317
6.575%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	2,757	2,811
6.597%, 1Y H15 + 2.250%, 08/01/35 (a)	46,234	47,763
6.657%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	4,901	4,988
6.677%, 1Y H15 + 2.250%, 11/01/31 (a)	3,508	3,569
6.764%, 1Y H15 + 2.250%, 06/01/35 (a)	103,343	106,710
6.841%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	8,574	8,847
6.932%, 1Y H15 + 2.107%, 10/01/34 (a)	7,802	7,982
7.017%, 1Y RFUCCT + 1.892%, 11/01/34 (a)	6,505	6,659
7.044%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	34,848	35,588
7.144%, 1Y H15 + 2.179%, 09/01/35 (a)	30,328	31,087
7.400%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,143	2,190
7.434%, 1Y H15 + 2.436%, 01/01/29 (a)	11,022	11,040
7.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	23,539	23,937
Federal National Mortgage Association
3.000%, 09/01/28	64,491	63,279
3.000%, 06/01/30	2,382,150	2,331,350
3.000%, 08/01/49	1,961,521	1,701,700
3.500%, 10/01/26	9,089	9,006
3.500%, 12/01/26	28,463	28,194
3.500%, 04/01/27	3,600	3,574
3.500%, 12/01/28	100,845	99,284
3.500%, 03/01/29	72,981	72,135
3.500%, 07/01/29	16,133	15,889
3.500%, 12/01/31	22,620	22,262
3.500%, 05/01/32	115,634	113,982
3.500%, 06/01/32	197,566	194,725
3.500%, 05/01/33	107,190	105,257
3.500%, 06/01/33	138,206	135,989
3.500%, 08/01/33	85,228	83,854
3.500%, 09/01/33	387,389	381,118
3.500%, 10/01/33	217,032	212,538
3.500%, 05/01/34	3,688,590	3,623,885
3.500%, 07/01/34	181,937	176,813
3.500%, 09/01/34	436,587	426,234
3.500%, 02/01/35	25,316	24,573
3.500%, 03/01/35	55,155	54,211
3.500%, 05/01/35	1,721,806	1,688,720
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 04/01/40	231,064	$221,059
3.500%, 05/01/40	3,308,881	3,166,427
4.000%, 08/01/25	179	178
4.000%, 02/01/26	1,652	1,644
4.000%, 03/01/26	429	427
4.000%, 06/01/26	1,265	1,258
4.000%, 04/01/29	5,858	5,811
4.000%, 05/01/29	16,522	16,390
4.000%, 03/01/30	11,509	11,449
4.000%, 05/01/30	19,841	19,706
4.000%, 08/01/30	16,351	16,246
4.000%, 09/01/30	14,948	14,851
4.000%, 10/01/30	497	493
4.000%, 11/01/30	57,309	56,907
4.000%, 12/01/30	8,508	8,445
4.000%, 06/01/31	1,093	1,084
4.000%, 09/01/31	30,946	30,709
4.000%, 11/01/33	24,650	24,573
4.000%, 05/01/34	38,502	37,508
4.000%, 05/01/35	15,750	15,074
4.000%, 01/01/41	22,426	21,648
4.000%, 12/01/43	138,115	132,967
4.000%, 06/01/52	398,377	374,279
4.000%, 10/01/52	1,423,629	1,338,964
4.300%, 11/01/29	1,300,000	1,305,919
4.500%, 07/01/25	1,437	1,433
4.500%, 08/01/25	31	31
4.500%, 09/01/25	164	163
4.500%, 11/01/25	984	981
4.500%, 04/01/26	226	226
4.500%, 01/01/27	36	36
4.500%, 04/01/31	5,633	5,653
4.500%, 04/01/39	9,889	9,866
4.500%, 05/01/39	18,550	18,508
4.500%, 12/01/39	3,620	3,611
4.500%, 05/01/40	7,092	7,073
4.500%, 09/01/40	8,031	8,004
4.500%, 12/01/40	28,571	28,445
4.500%, 07/01/41	5,596	5,449
4.500%, 09/01/41	143,140	140,094
4.500%, 03/01/42	18,418	18,126
4.500%, 07/01/42	85,986	83,614
4.500%, 05/01/53	4,759,287	4,565,856
4.887%, ECOFC + 1.933%, 12/01/36 (a)	7,281	7,220
5.000%, 04/01/33	11,707	11,647
5.000%, 07/01/33	22,223	22,306
5.000%, 08/01/33	469	471
5.000%, 09/01/33	417	422
5.000%, 10/01/33	4,380	4,432
5.000%, 11/01/33	114	115
5.000%, 01/01/34	9,957	9,987
5.000%, 04/01/34	27,959	28,277
5.000%, 06/01/34	513	520
5.000%, 12/01/34	10,780	10,927
5.000%, 01/01/35	13,205	13,391
See accompanying notes to financial statements.
BHFTI-396

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 04/01/35	12	$12
5.000%, 07/01/35	14,751	14,724
5.000%, 01/01/38	35,861	36,466
5.000%, 04/01/39	6,869	6,970
5.000%, 10/01/39	959	965
5.000%, 11/01/39	4,908	4,969
5.000%, 06/01/40	9,317	9,433
5.000%, 11/01/42	33,542	33,959
5.000%, 04/01/53	48,168,704	47,362,384
5.000%, 06/01/53	784,758	773,153
5.000%, 07/01/53	8,806,762	8,684,696
5.500%, 12/01/28	411	412
5.500%, 06/01/33	11,897	12,159
5.500%, 07/01/33	2,778	2,841
5.500%, 09/01/33	56,838	57,042
5.500%, 11/01/33	76,714	76,719
5.500%, 12/01/33	353	357
5.500%, 04/01/34	575	587
5.500%, 07/01/34	3,996	3,997
5.500%, 08/01/34	69,487	71,338
5.500%, 09/01/34	1,037	1,066
5.500%, 11/01/34	76,885	78,968
5.500%, 12/01/34	186,843	192,273
5.500%, 01/01/35	68,447	70,414
5.500%, 02/01/35	88,419	91,023
5.500%, 03/01/35	180,213	185,827
5.500%, 04/01/35	9,743	9,857
5.500%, 05/01/35	31,435	32,403
5.500%, 06/01/35	50,096	51,604
5.500%, 08/01/35	42,076	43,378
5.500%, 09/01/35	513,332	529,568
5.500%, 10/01/35	51,629	53,283
5.500%, 12/01/35	267,291	275,239
5.500%, 01/01/36	70,922	73,195
5.500%, 03/01/36	57,051	58,880
5.500%, 05/01/36	455	470
5.500%, 07/01/36	246,473	253,762
5.500%, 09/01/36	29,381	30,189
5.500%, 11/01/36	17,240	17,784
5.500%, 12/01/36	1,085	1,105
5.500%, 02/01/37	307	316
5.500%, 05/01/37	6,991	7,154
5.500%, 08/01/37	226,273	233,526
5.500%, 01/01/38	1,996	2,050
5.500%, 02/01/38	68,339	70,365
5.500%, 03/01/38	329,091	337,639
5.500%, 05/01/38	495,329	508,997
5.500%, 06/01/38	17,638	18,082
5.500%, 09/01/38	16,299	16,662
5.500%, 10/01/38	155,759	160,753
5.500%, 11/01/38	42,668	43,811
5.500%, 01/01/39	12,974	13,317
5.500%, 07/01/39	5,195	5,282
5.500%, 11/01/39	542,845	556,279
5.500%, 02/01/40	119,790	122,757
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 06/01/40	45,257	$45,766
5.500%, 09/01/40	77,729	80,033
5.500%, 07/01/41	920,347	943,122
5.500%, 02/01/49	47,071	47,820
5.500%, 07/01/53	926,537	927,785
5.500%, 08/01/53	2,874,215	2,880,042
5.500%, 09/01/53	443,657	444,331
5.500%, 10/01/53	465,527	466,136
5.500%, 02/01/54	2,121,518	2,122,189
5.613%, ECOFC + 1.738%, 09/01/34 (a)	1,810	1,796
5.697%, 12M MTA + 1.200%, 08/01/41 (a)	29,891	29,881
5.697%, 12M MTA + 1.200%, 07/01/42 (a)	61,225	61,685
5.697%, 12M MTA + 1.200%, 08/01/42 (a)	76,506	76,773
5.697%, 12M MTA + 1.200%, 10/01/44 (a)	66,412	66,860
5.747%, 12M MTA + 1.250%, 09/01/41 (a)	176,735	177,808
5.960%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	52,004	52,365
5.998%, 6M RFUCCT + 1.373%, 09/01/35 (a)	71,875	71,949
6.000%, 12/01/28	4,523	4,601
6.000%, 01/01/29	2,036	2,097
6.000%, 02/01/29	8	8
6.000%, 04/01/29	420	429
6.000%, 06/01/29	525	539
6.000%, 11/01/32	27,018	27,473
6.000%, 12/01/32	24,200	24,753
6.000%, 03/01/33	3,647	3,791
6.000%, 05/01/33	3,551	3,689
6.000%, 07/01/33	3,675	3,813
6.000%, 01/01/34	277	283
6.000%, 11/01/34	2,217	2,253
6.000%, 04/01/35	173,362	179,518
6.000%, 05/01/35	4,300	4,480
6.000%, 06/01/35	156	158
6.000%, 07/01/35	11,063	11,365
6.000%, 09/01/35	1,768	1,848
6.000%, 11/01/35	103,988	107,527
6.000%, 12/01/35	7,185	7,408
6.000%, 04/01/36	976	1,012
6.000%, 05/01/36	21,190	22,105
6.000%, 06/01/36	1,062	1,100
6.000%, 07/01/36	3,488	3,588
6.000%, 08/01/36	417,212	437,356
6.000%, 09/01/36	54,014	56,386
6.000%, 10/01/36	3,247	3,364
6.000%, 11/01/36	7,091	7,364
6.000%, 12/01/36	4,073	4,211
6.000%, 01/01/37	51,090	53,134
6.000%, 02/01/37	111,903	117,301
6.000%, 04/01/37	27,641	28,735
6.000%, 05/01/37	13,494	13,870
6.000%, 07/01/37	7,167	7,514
6.000%, 08/01/37	7,329	7,683
6.000%, 11/01/37	13,093	13,700
6.000%, 02/01/38	118,543	124,275
6.000%, 03/01/38	2,439	2,533
6.000%, 08/01/38	3,191	3,302
See accompanying notes to financial statements.
BHFTI-397

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 09/01/38	243,354	$255,123
6.000%, 10/01/38	18,088	18,963
6.000%, 01/01/39	18,800	19,709
6.000%, 04/01/39	115,732	121,329
6.000%, 07/01/39	23,320	24,371
6.000%, 08/01/39	113,796	118,436
6.000%, 05/01/49	869,657	903,263
6.000%, 11/01/53	10,580,316	10,763,041
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	66,574	66,934
6.036%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	219,655	222,261
6.078%, 6M RFUCCT + 1.412%, 06/01/33 (a)	4,028	4,070
6.163%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,407	4,430
6.210%, 6M RFUCCT + 1.515%, 01/01/35 (a)	21,025	21,534
6.213%, 12M MTA + 1.717%, 11/01/35 (a)	47,801	48,711
6.224%, 1Y H15 + 2.018%, 07/01/33 (a)	1,556	1,584
6.332%, 1Y RFUCCT + 1.355%, 03/01/35 (a)	8,209	8,334
6.350%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,590	1,604
6.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	12,821	12,956
6.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	174,592	176,382
6.429%, 1Y H15 + 2.193%, 02/01/35 (a)	14,153	14,635
6.430%, 1Y RFUCCT + 1.554%, 01/01/35 (a)	9,003	9,236
6.445%, 1Y RFUCCT + 1.630%, 01/01/35 (a)	3,880	3,942
6.461%, 1Y RFUCCT + 1.645%, 12/01/34 (a)	5,482	5,584
6.493%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,104	1,120
6.508%, 1Y RFUCCT + 1.564%, 01/01/35 (a)	6,178	6,344
6.523%, 1Y RFUCCT + 1.539%, 01/01/35 (a)	11,149	11,497
6.563%, 1Y H15 + 2.313%, 05/01/35 (a)	48,512	50,258
6.569%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	4,499	4,648
6.628%, 1Y RFUCCT + 1.642%, 05/01/35 (a)	10,162	10,493
6.634%, 1Y H15 + 2.095%, 10/01/35 (a)	38,798	39,797
6.676%, 1Y H15 + 2.068%, 10/01/28 (a)	24,069	24,125
6.722%, 1Y H15 + 2.215%, 09/01/31 (a)	8,170	8,254
6.810%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	16,565	17,116
6.848%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	9,711	10,016
6.853%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,675	3,733
6.930%, 1Y H15 + 2.303%, 04/01/34 (a)	909	939
7.015%, 1Y H15 + 2.143%, 11/01/35 (a)	69,915	72,155
7.037%, 1Y H15 + 2.360%, 11/01/34 (a)	277,208	288,112
7.117%, 1Y RFUCCT + 1.660%, 09/01/32 (a)	30,889	31,455
7.348%, 1Y H15 + 2.223%, 08/01/35 (a)	36,966	38,072
7.435%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	102,354	104,647
7.522%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	85,445	87,676
8.000%, 10/01/25	4	4
Federal National Mortgage Association-ACES
2.349%, 01/25/31 (a) (b)	20,594,703	1,190,957
Government National Mortgage Association
3.000%, 11/15/49	1,660,617	1,472,509
4.000%, 03/15/52	8,223,383	7,700,946
4.500%, 12/20/49	9,116	8,862
4.625%, 1Y H15 + 1.500%, 08/20/27 (a)	2,918	2,911
4.625%, 1Y H15 + 1.500%, 09/20/27 (a)	16,385	16,492
4.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,297	1,300
4.625%, 1Y H15 + 1.500%, 08/20/29 (a)	1,529	1,534
4.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,423	2,424
4.625%, 1Y H15 + 1.500%, 08/20/31 (a)	421	422
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.625%, 1Y H15 + 1.500%, 09/20/33 (a)	11,725	$11,861
4.750%, 1Y H15 + 1.500%, 11/20/27 (a)	1,674	1,673
4.750%, 1Y H15 + 1.500%, 10/20/28 (a)	174	174
4.750%, 1Y H15 + 1.500%, 10/20/29 (a)	934	933
4.750%, 1Y H15 + 1.500%, 11/20/30 (a)	2,064	2,063
4.875%, 1Y H15 + 1.500%, 05/20/26 (a)	230	230
4.875%, 1Y H15 + 1.500%, 06/20/27 (a)	495	496
4.875%, 1Y H15 + 1.500%, 05/20/28 (a)	699	702
4.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,231	1,230
4.875%, 1Y H15 + 1.500%, 06/20/30 (a)	1,528	1,526
4.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,171	2,167
4.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,463	1,464
4.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,101	3,100
5.000%, 1Y H15 + 1.500%, 04/20/30 (a)	2,475	2,477
5.000%, 1Y H15 + 1.500%, 05/20/30 (a)	4,549	4,546
5.000%, 10/15/33	1,972	1,995
5.000%, 12/15/33	6,174	6,297
5.000%, 05/15/34	1,860	1,882
5.000%, 07/15/34	380	379
5.000%, 11/15/35	1,121	1,135
5.000%, 03/15/36	559	566
5.000%, 10/15/38	162,421	164,564
5.000%, 02/15/39	24,995	25,267
5.000%, 03/15/39	40,315	40,848
5.000%, 04/15/39	209,017	211,658
5.000%, 05/15/39	748,810	758,341
5.000%, 06/15/39	218,955	221,694
5.000%, 09/15/39	120,727	122,580
5.000%, 05/15/40	8,027	8,126
5.000%, 09/15/40	84,690	85,768
5.000%, 12/15/40	6,517	6,602
5.000%, 09/15/47	17,050	16,827
5.000%, 03/15/48	1,271,525	1,251,424
5.000%, 04/15/48	1,403,784	1,381,264
5.000%, 01/15/49	1,754,270	1,787,870
5.000%, 05/15/49	279,168	281,664
5.000%, 06/20/49	43,891	43,801
5.000%, 07/20/49	96,307	96,272
5.000%, 06/15/50	384,559	379,799
5.000%, 04/15/52	6,417,315	6,312,534
5.250%, 1Y H15 + 2.000%, 10/20/31 (a)	2,846	2,893
5.500%, 1Y H15 + 1.500%, 11/20/26 (a)	810	809
5.500%, 1Y H15 + 1.500%, 10/20/30 (a)	537	540
5.625%, 1Y H15 + 1.500%, 02/20/26 (a)	248	247
5.625%, 1Y H15 + 1.500%, 01/20/27 (a)	245	244
5.625%, 1Y H15 + 1.500%, 02/20/28 (a)	948	947
5.625%, 1Y H15 + 1.500%, 03/20/28 (a)	1,555	1,551
5.625%, 1Y H15 + 1.500%, 01/20/30 (a)	5,024	5,028
5.625%, 1Y H15 + 1.500%, 03/20/32 (a)	89	90
5.625%, 1Y H15 + 1.500%, 03/20/33 (a)	872	884
7.500%, 01/15/26	14	14
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,002,121
3.500%, TBA (c)	39,700,000	36,088,630
4.000%, TBA (c)	39,300,000	36,529,472
See accompanying notes to financial statements.
BHFTI-398

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association, TBA
4.500%, TBA (c)	33,100,000	$31,678,619
5.000%, TBA (c)	37,100,000	36,421,720
6.000%, TBA (c)	21,000,000	21,306,753
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	3,000,000	2,487,615
3.000%, TBA (c)	466,850,000	403,841,197
3.500%, TBA (c)	198,500,000	178,660,495
4.000%, TBA (c)	147,100,000	136,745,577
4.500%, TBA (c)	92,800,000	88,730,657
5.000%, TBA (c)	36,300,000	35,537,704
5.500%, TBA (c)	401,100,000	400,676,984
6.000%, TBA (c)	44,500,000	45,177,486
		1,682,572,090
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,759,845,643)		1,773,537,912

Corporate Bonds & Notes—44.5%
Aerospace/Defense — 0.5%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,863,346
6.259%, 05/01/27	2,600,000	2,674,920
6.298%, 05/01/29	300,000	317,145
6.388%, 05/01/31	200,000	214,939
6.528%, 05/01/34	200,000	217,306
6.858%, 05/01/54	300,000	328,415
7.008%, 05/01/64	200,000	219,669
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,572,785
		17,408,525
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,710,117
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,401,599
		21,111,716
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	867,360	811,163
American Airlines Pass-Through Trust
3.600%, 03/22/29	860,422	837,099
3.700%, 04/01/28	2,164,896	2,126,031
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	991,990	948,589
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,118,114	2,943,871
3.450%, 01/07/30	1,752,349	1,674,346
5.875%, 04/15/29	5,087,947	5,191,734
		14,532,833
Security Description	Principal Amount*	Value

Auto Manufacturers — 3.8%
BMW U.S. Capital LLC
4.750%, 03/21/28 (144A)	7,300,000	$7,383,731
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	3,230,781
5.366%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,108,663
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,517,458
3.815%, 11/02/27	1,632,000	1,575,423
4.125%, 08/17/27	4,700,000	4,594,242
5.800%, 03/05/27	6,900,000	6,954,436
5.800%, 03/08/29	200,000	200,418
5.918%, 03/20/28	900,000	909,134
7.350%, 11/04/27	3,190,000	3,312,981
General Motors Financial Co., Inc.
5.050%, 04/04/28	5,740,000	5,783,517
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,455,845
5.300%, 01/08/29 (144A)	4,500,000	4,572,114
5.500%, 03/30/26 (144A)	5,900,000	5,936,485
5.650%, 06/26/26 (144A)	2,000,000	2,020,072
6.000%, 07/11/25 (144A)	5,000,000	5,001,495
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	7,300,000	7,382,681
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	12,874,398
Nissan Motor Co. Ltd.
3.522%, 09/17/25 (144A)	3,600,000	3,577,300
4.345%, 09/17/27 (144A)	5,600,000	5,375,771
4.810%, 09/17/30 (144A)	14,700,000	13,486,084
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,353,773
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (144A)	10,900,000	10,890,456
5.050%, 03/27/28 (144A)	5,000,000	5,028,808
		135,526,066
Banks — 16.8%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,008	7,538,873
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,088,283
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	1,700,000	440,554
4.750%, 01/15/18 (EUR) (d)	3,100,000	803,362
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,925,451
5.565%, 01/17/30	2,200,000	2,284,202
6.607%, 11/07/28	3,800,000	4,053,496
Bank of America Corp.
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,632,320
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,905,062
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,131,772
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	10,104,663
Bank of America NA
5.390%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,144,756
See accompanying notes to financial statements.
BHFTI-399

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal
4.689%, 06/28/28 (144A)	8,950,000	$9,129,331
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	5,989,510
Barclays PLC
4.972%, 05/16/29	2,000,000	2,020,909
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,555,034
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	11,120,321
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,446,717
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,055,123
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,944,940
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,943,257
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,451,943
Citibank NA
5.488%, 12/04/26	7,400,000	7,517,200
5.864%, 09/29/25	5,500,000	5,510,489
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,920,464
Cooperatieve Rabobank UA
5.500%, 07/18/25	8,400,000	8,404,170
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,923,711
5.606%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,614,987
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,309,145
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,957,471
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	12,160,993
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,777,204
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	9,172,944
Goldman Sachs Bank USA
5.125%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,064,275
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,407,607
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	508,302
5.427%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,904,067
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,906,803
6.294%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,623,961
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,940,291
HSBC Holdings PLC
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,243,815
5.130%, SOFR + 1.290%, 03/03/31 (a)	7,400,000	7,498,805
5.932%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,760,364
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	8,024,714
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,265,739
ING Groep NV
3.950%, 03/29/27	1,100,000	1,094,820
4.625%, 01/06/26 (144A)	6,800,000	6,801,795
4.858%, SOFR + 1.010%, 03/25/29 (a)	9,200,000	9,293,603
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,991,778
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,191,598
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	499,519
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
5.280%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	$3,413,098
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,111,027
5.552%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,117,220
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,662,873
JPMorgan Chase Bank NA
5.391%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,763,085
Lloyds Bank PLC
Zero Coupon, 04/02/32 (e)	12,200,000	8,819,160
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,979,946
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,553,055
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	10,135,918
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,573,635
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	11,041,698
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,388,843
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,782,039
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,471,226
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,124,762
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,190,187
Morgan Stanley Bank NA
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,780,257
5.427%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,946,065
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,964,699
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	8,099,887
NatWest Markets PLC
4.789%, 03/21/28 (144A)	10,000,000	10,111,721
5.022%, 03/21/30 (144A)	5,500,000	5,586,784
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,314,229
4.875%, 01/19/27	6,900,000	6,966,994
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a)	7,200,000	7,391,158
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,667,544
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,045,050
Standard Chartered PLC
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,713,138
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	6,496,103
1.902%, 09/17/28	9,800,000	9,096,390
5.316%, 07/09/29	5,900,000	6,077,117
5.464%, 01/13/26	2,900,000	2,914,499
5.513%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,817,608
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,105,261
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	10,171,052
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	10,283,081
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,024,008
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,093,179
See accompanying notes to financial statements.
BHFTI-400

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	$7,273,497
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,583,863
Virgin Money U.K. PLC
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	680,597
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,934,248
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,202,438
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,157,205
Wells Fargo Bank NA
5.450%, 08/07/26	4,700,000	4,759,916
5.466%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,356,916
5.550%, 08/01/25	3,100,000	3,100,000
		596,842,789
Beverages — 0.1%
JDE Peet's NV
4.500%, 01/23/34 (EUR)	2,200,000	2,711,202
Biotechnology — 0.1%
Royalty Pharma PLC
1.200%, 09/02/25	3,000,000	2,980,171
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,437,000	3,037,445
Syensqo Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,971,087
		5,008,532
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,258,360
4.450%, 10/01/25	3,000,000	2,997,122
6.100%, 01/15/27	4,900,000	5,008,739
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,033,218
Ally Financial, Inc.
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,390,462
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,771,279
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,029,300
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	10,500,000	10,490,383
5.375%, 07/15/29 (144A)	3,200,000	3,258,742
6.750%, 10/25/28 (144A)	1,900,000	2,019,470
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,115,453
6.375%, 05/04/28 (144A)	6,300,000	6,569,336
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,278,862
Blue Owl Finance LLC
3.125%, 06/10/31	13,000,000	11,543,371
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,503,031
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	$10,853,878
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	466,750
2.679%, 07/16/30	9,600,000	8,709,248
5.591%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,919,897
5.709%, 01/09/26	5,100,000	5,126,160
5.842%, 01/18/28	4,700,000	4,844,871
		123,187,932
Electric — 4.7%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	6,888,952
AES Corp.
2.450%, 01/15/31	5,000,000	4,371,216
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,987,008
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,329,855
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,743,418
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,903,530
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,059,092
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,939,038
Edison International
5.750%, 06/15/27	5,519,000	5,556,486
6.250%, 03/15/30	6,200,000	6,297,090
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,945,200
Eversource Energy
5.950%, 02/01/29	5,700,000	5,953,605
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,285,424
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,432,864
4.450%, 05/15/26	6,900,000	6,907,347
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,271,459
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,657,338
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,795,757
3.300%, 12/01/27	1,600,000	1,547,929
3.450%, 07/01/25	3,600,000	3,600,000
4.550%, 07/01/30	5,000,000	4,880,114
5.450%, 06/15/27	5,000,000	5,057,872
5.550%, 05/15/29	5,700,000	5,791,912
6.000%, 08/15/35	2,200,000	2,224,677
PacifiCorp
5.450%, 02/15/34	7,900,000	8,011,704
Pinnacle West Capital Corp.
4.900%, 05/15/28	3,000,000	3,041,997
5.150%, 05/15/30	1,000,000	1,023,679
See accompanying notes to financial statements.
BHFTI-401

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	$12,428,965
Southern California Edison Co.
4.125%, 03/01/48	800,000	580,238
4.650%, 10/01/43	400,000	323,367
5.250%, 03/15/30	6,300,000	6,365,094
5.850%, 11/01/27	3,000,000	3,073,999
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,240,343
1.800%, 10/15/30	1,711,000	1,497,395
		168,013,964
Electronics — 0.3%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,211,791
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	2,165,471
		10,377,262
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,880,851
Food — 0.4%
Mars, Inc.
4.800%, 03/01/30 (144A)	7,400,000	7,497,680
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	8,133,650
		15,631,330
Gas — 0.6%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,466,860
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,244,493
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36	2,900,000	2,900,000
		21,611,353
Healthcare-Services — 0.8%
Centene Corp.
3.000%, 10/15/30	3,900,000	3,484,732
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,632,694
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,147,589
3.375%, 03/15/29	5,200,000	4,995,926
		27,260,941
Insurance — 1.5%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,892,225
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,633,046
Security Description	Principal Amount*	Value

Insurance—(Continued)
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	$3,003,474
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,227,421
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	2,932,706
4.850%, 11/15/31	800,000	812,348
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	8,058,558
5.325%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,826,083
New York Life Global Funding
4.927%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,815,189
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,692,602
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,188,970
		53,082,622
Internet — 0.1%
Expedia Group, Inc.
2.950%, 03/15/31	2,561,000	2,334,190
Investment Companies — 0.5%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,219,349
Credit Opportunities Partners LLC
6.740%, 03/20/30 (f) (g)	1,500,000	1,516,500
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,588,557
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31	4,500,000	4,556,100
		18,880,506
Lodging — 0.4%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,359,672
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,700,299
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	8,016,850
		13,076,821
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,649,065
Paramount Global
2.900%, 01/15/27	300,000	292,008
		9,941,073
Oil & Gas — 0.4%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,877,882
Harbour Energy PLC
6.327%, 04/01/35 (144A)	3,700,000	3,678,263
See accompanying notes to financial statements.
BHFTI-402

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	$3,211,917
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	4,019,101
		14,787,163
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,287,571
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,963,632
6.250%, 01/21/29 (144A)	7,900,000	8,295,563
6.375%, 11/21/30 (144A)	6,900,000	7,332,648
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	7,986,033
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,741,261
CVS Pass-Through Trust
6.943%, 01/10/30	381,942	394,246
		33,000,954
Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,084,367
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,166,890
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,748,004
Energy Transfer LP
5.950%, 12/01/25	1,800,000	1,802,992
6.050%, 12/01/26	3,800,000	3,880,027
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,766,980
MPLX LP
5.000%, 03/01/33	1,500,000	1,479,129
ONEOK, Inc.
5.375%, 06/01/29	1,900,000	1,940,528
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,103,859
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,046,885
		36,019,661
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	5,170,552
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,680,198
		6,850,750
Real Estate Investment Trusts — 3.9%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,888,575
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,251,930
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties LP
2.450%, 10/01/33	1,811,000	$1,447,327
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,479,054
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,160,576
EPR Properties
3.750%, 08/15/29	2,500,000	2,380,406
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,877,026
Extra Space Storage LP
2.400%, 10/15/31	13,500,000	11,729,588
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,586,126
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	2,156,312
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,291,090
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,938,067
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,573,413
Prologis LP
2.250%, 01/15/32	6,200,000	5,374,500
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,290,503
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	13,175,330
Sun Communities Operating LP
2.700%, 07/15/31	13,200,000	11,698,209
UDR, Inc.
3.500%, 07/01/27	1,000,000	986,133
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,098,957
Weyerhaeuser Co.
4.750%, 05/15/26	12,000,000	12,023,569
		139,406,691
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,719,874
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,500,000	1,467,643
		4,187,517
Savings & Loans — 0.2%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,689,433
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	7,396,118
3.187%, 11/15/36 (144A)	8,600,000	7,129,318
4.300%, 11/15/32	12,400,000	12,027,940
		26,553,376
See accompanying notes to financial statements.
BHFTI-403

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	$12,848,169
Software — 0.7%
Oracle Corp.
3.600%, 04/01/40	6,400,000	5,122,413
3.600%, 04/01/50	10,600,000	7,413,032
VMware LLC
1.400%, 08/15/26	13,500,000	13,056,950
		25,592,395
Telecommunications — 0.4%
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	7,967,520
4.200%, 10/01/29	6,700,000	6,653,014
		14,620,534
Water — 0.0%
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 (144A) (GBP) †	14,981	22,530
Total Corporate Bonds & Notes (Cost $1,614,520,895)		1,584,979,852

U.S. Treasury & Government Agencies—17.9%
U.S. Treasury — 17.9%
U.S. Treasury Bonds
1.375%, 11/15/40	54,600,000	34,784,039
1.375%, 08/15/50	34,100,000	16,812,899
1.875%, 02/15/41 (h)	9,600,000	6,603,000
2.000%, 02/15/50 (h)	2,000,000	1,174,375
2.250%, 08/15/49	18,500,000	11,605,137
2.750%, 08/15/42	39,000,000	29,842,617
2.750%, 11/15/42 (h)	2,800,000	2,132,922
2.750%, 08/15/47 (h)	3,200,000	2,280,750
2.875%, 05/15/43 (i)	83,700,000	64,511,121
2.875%, 08/15/45 (h)	3,100,000	2,317,855
2.875%, 05/15/49	21,100,000	15,146,668
3.000%, 02/15/48	9,900,000	7,355,777
3.000%, 08/15/48 (h)	3,000,000	2,218,711
3.000%, 02/15/49	16,500,000	12,157,149
3.125%, 08/15/44 (i)	116,300,000	91,699,824
3.125%, 05/15/48	3,400,000	2,579,617
3.250%, 05/15/42	14,500,000	11,993,652
3.375%, 05/15/44	12,200,000	10,034,977
3.375%, 11/15/48	6,500,000	5,141,856
3.875%, 02/15/43	14,400,000	12,890,250
4.250%, 05/15/39	9,600,000	9,346,125
4.250%, 08/15/54 (i)	11,300,000	10,319,195
4.375%, 11/15/39	57,100,000	55,973,613
4.500%, 08/15/39	15,100,000	15,043,375
4.500%, 11/15/54	5,100,000	4,860,141
4.625%, 02/15/40	12,800,000	12,874,500
4.625%, 05/15/44 (h)	900,000	882,598
4.625%, 05/15/54	17,000,000	16,511,250
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.625%, 02/15/55 (i)	19,600,000	$19,079,375
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (j)	29,568,720	16,093,098
0.125%, 02/15/52 (j)	3,917,718	2,089,960
0.250%, 02/15/50 (j)	11,603,052	6,734,765
0.625%, 02/15/43 (j)	1,674,192	1,243,908
0.750%, 02/15/45 (j)	24,382,485	17,793,381
0.875%, 02/15/47 (j)	7,175,520	5,196,694
1.000%, 02/15/46 (j)	2,572,106	1,948,213
1.000%, 02/15/49 (j)	2,804,362	2,033,616
1.375%, 02/15/44 (j)	7,156,812	6,007,194
1.500%, 02/15/53 (j)	4,532,136	3,587,603
2.125%, 02/15/54 (j)	12,855,345	11,756,257
2.375%, 02/15/55 (i) (j)	2,541,300	2,455,489
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (j) (k)	4,481,297	4,465,723
0.125%, 07/15/31 (j) (k) (l)	14,241,682	13,105,006
0.125%, 01/15/32 (j) (k) (l)	19,092,810	17,304,007
1.250%, 04/15/28 (j) (k) (l)	24,916,787	24,869,900
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/40	4,100,000	1,968,949
Zero Coupon, 05/15/41	1,000,000	461,262
Zero Coupon, 08/15/41	1,600,000	727,174
Zero Coupon, 11/15/41	300,000	134,243
Zero Coupon, 02/15/42	21,300,000	9,386,568
Total U.S. Treasury & Government Agencies (Cost $793,059,334)		637,536,378

Non-Agency Mortgage-Backed Securities—11.8%
Collateralized Mortgage Obligations — 5.8%
Adjustable Rate Mortgage Trust
5.107%, 11/25/35 (a)	106,632	74,810
American Home Mortgage Investment Trust
4.794%, 1M TSFR + 0.474%, 12/25/46 (a)	8,788,205	7,374,648
Banc of America Alternative Loan Trust
10.665%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	300,442	277,690
Banc of America Funding Trust
5.078%, 01/20/47 (a)	41,488	36,070
5.490%, 05/25/35 (a)	144,660	134,772
6.249%, 02/20/36 (a)	316,211	300,909
Banc of America Mortgage Trust
6.000%, 05/25/37	3,965,528	3,143,297
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	10,411,483	8,855,861
BCAP LLC Trust
4.854%, 1M TSFR + 0.534%, 05/25/47 (a)	3,259,408	3,108,466
5.250%, 02/26/36 (144A) (a)	1,878,168	708,735
Bear Stearns ALT-A Trust
4.608%, 11/25/36 (a)	1,383,599	794,775
4.608%, 11/25/36 (a)	1,221,584	624,404
4.714%, 05/25/36 (a)	962,845	458,090
4.905%, 09/25/35 (a)	326,839	186,922
5.467%, 05/25/35 (a)	215,704	205,718
See accompanying notes to financial statements.
BHFTI-404

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ARM Trust
6.464%, 10/25/35 (a)	382,345	$382,613
Bear Stearns Structured Products, Inc. Trust
4.120%, 12/26/46 (a)	256,339	201,388
5.062%, 01/26/36 (a)	246,224	172,884
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,437,260	5,759,480
Chase Mortgage Finance Trust
4.669%, 03/25/37 (a)	400,048	371,922
4.745%, 12/25/35 (a)	81,111	73,099
4.897%, 09/25/36 (a)	674,835	560,737
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.684%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	6,066	5,855
CHL Mortgage Pass-Through Trust
4.300%, 09/20/36 (a)	1,003,274	887,281
4.834%, 1M TSFR + 0.514%, 04/25/46 (a)	1,065,545	960,991
5.074%, 1M TSFR + 0.754%, 03/25/35 (a)	179,215	177,020
5.750%, 06/25/37	878,634	401,899
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	642,474	562,947
Citigroup Mortgage Loan Trust, Inc.
4.118%, 10/25/46 (a)	397,007	350,649
6.080%, 1Y H15 + 2.100%, 09/25/35 (a)	174,730	176,025
6.180%, 1Y H15 + 2.150%, 09/25/35 (a)	30,410	29,695
7.230%, 1Y H15 + 2.400%, 10/25/35 (a)	344,349	356,719
CitiMortgage Alternative Loan Trust
5.084%, 1M TSFR + 0.764%, 10/25/36 (a)	3,178,296	2,448,271
Countrywide Alternative Loan Trust
0.566%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	334,808	18,690
4.954%, 1M TSFR + 0.634%, 06/25/46 (a)	3,673,550	3,191,735
5.500%, 02/25/36	1,257,271	850,518
5.879%, 12M MTA + 1.480%, 01/25/36 (a)	314,540	297,094
6.000%, 03/25/35	5,990,774	4,744,163
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,398,301	1,327,096
6.000%, 02/25/37	7,445,457	2,903,462
6.000%, 04/25/37	2,526,663	1,144,677
6.000%, 07/25/37	3,787,109	1,933,643
Credit Suisse First Boston Mortgage Securities Corp.
5.063%, 03/25/32 (144A) (a)	17,419	16,714
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	754,004	559,344
CSMC Trust
3.494%, 10/27/36 (144A) (a)	6,651,129	5,917,536
DSLA Mortgage Loan Trust
5.274%, 07/19/44 (a)	123,483	116,694
First Horizon Mortgage Pass-Through Trust
6.432%, 08/25/35 (a)	53,428	38,209
Gemgarto PLC
5.124%, SONIA + 0.885%, 12/16/67 (144A) (GBP) (a)	1,153,338	1,584,136
GreenPoint MTA Trust
4.874%, 1M TSFR + 0.554%, 06/25/45 (a)	11,259	10,261
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	10,118,632	8,238,782
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	10,727,151	8,737,334
3.000%, 08/26/52 (144A) (a)	12,351,778	10,521,072
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
4.537%, 04/25/36 (a)	734,245	$445,707
4.729%, 01/25/36 (a)	1,002,181	942,928
5.293%, 09/25/35 (a)	5,461	5,244
6.000%, 03/25/32	34	35
HarborView Mortgage Loan Trust
4.872%, 1M TSFR + 0.554%, 05/19/35 (a)	260,483	250,124
IndyMac ARM Trust
6.622%, 01/25/32 (a)	182	178
6.636%, 01/25/32 (a)	4,058	3,917
IndyMac INDX Mortgage Loan Trust
4.674%, 1M TSFR + 0.354%, 07/25/36 (a)	1,748,469	1,707,157
4.854%, 1M TSFR + 0.534%, 05/25/46 (a)	2,691,518	2,436,628
JP Morgan Alternative Loan Trust
4.794%, 1M TSFR + 0.474%, 05/25/36 (a)	702,796	580,824
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	10,424,403	8,892,912
4.337%, 12/26/37 (144A) (a)	3,764,367	3,284,663
5.750%, 01/25/36	182,325	77,773
Lehman Mortgage Trust
5.034%, 1M TSFR + 0.714%, 08/25/36 (a)	2,601,657	1,796,331
Lehman XS Trust
4.834%, 1M TSFR + 0.514%, 03/25/47 (a)	8,454,475	7,186,497
MASTR Alternative Loan Trust
4.834%, 1M TSFR + 0.514%, 03/25/36 (a)	609,692	56,264
6.500%, 02/25/35	1,812,332	1,880,859
MASTR Asset Securitization Trust
6.000%, 06/25/36	150,349	82,385
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,761,335	2,680,327
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,503,153
Morgan Stanley Re-REMICS Trust
3.277%, 03/26/37 (144A) (e)	993,374	1,031,372
MortgageIT Mortgage Loan Trust
4.894%, 1M TSFR + 0.574%, 04/25/36 (a)	1,185,106	1,122,196
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (e)	5,067,626	5,118,114
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (e)	542,573	249,657
OBX Trust
5.084%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	3,399,968	3,333,488
6.120%, 11/25/62 (144A) (a)	5,308,648	5,302,317
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	5,435,306	5,416,308
PRPM Trust
6.250%, 08/25/68 (144A) (e)	4,243,697	4,264,228
RBSSP Resecuritization Trust
4.661%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	1,861,349	1,847,844
Reperforming Loan Trust REMICS
4.774%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	360,111	346,445
Residential Asset Securitization Trust
6.000%, 06/25/36	2,853,764	1,078,825
Sequoia Mortgage Trust
5.072%, 1M TSFR + 0.754%, 04/19/27 (a)	50,384	49,177
5.132%, 1M TSFR + 0.814%, 07/20/33 (a)	32,872	32,653
See accompanying notes to financial statements.
BHFTI-405

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
3.972%, 01/25/35 (a)	70,034	$69,503
4.728%, 08/25/35 (a)	33,317	28,998
4.750%, 10/25/36 (a)	5,041,851	2,124,278
5.207%, 04/25/35 (a)	1,068,197	980,551
Structured Asset Mortgage Investments II Trust
4.932%, 1M TSFR + 0.614%, 07/19/35 (a)	119,516	116,558
Towd Point Mortgage Funding - Granite 6 PLC
5.223%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	5,948,859	8,179,418
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	4,672,702	4,441,608
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	19,122,153	15,888,538
2.500%, 12/25/51 (144A) (a)	10,563,175	8,571,029
WaMu Mortgage Pass-Through Certificates Trust
4.036%, 06/25/37 (a)	2,639,222	2,316,097
4.934%, 1M TSFR + 0.614%, 02/25/45 (a)	3,076,082	3,063,283
5.799%, 12M MTA + 1.400%, 06/25/42 (a)	17,541	16,358
Wells Fargo Mortgage-Backed Securities Trust
6.920%, 09/25/33 (a)	40,124	39,356
		207,157,907
Commercial Mortgage-Backed Securities — 6.0%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,566,965
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	11,066,813
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,920,224
AREIT Trust
5.551%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	6,887,465	6,876,662
6.556%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	9,491,445	9,505,444
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,948,419
3.458%, 03/15/55	13,000,000	11,883,895
4.016%, 03/15/52	13,000,000	12,654,183
4.591%, 05/15/55 (a)	11,000,000	10,602,953
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	11,396,339
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	10,413	10,394
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,828,857
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	910,339
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,746,495
Extended Stay America Trust
5.507%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,008,188	12,011,941
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,552,013	6,577,865
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	417,919	415,190
3.722%, 10/10/49 (144A) (a)	13,346,000	11,936,018
JP Morgan Chase Commercial Mortgage Securities Trust
5.809%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,431,009	3,415,370
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
7.236%, 10/05/40 (144A)	5,800,000	$6,168,273
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,632,061
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	1,399,627	1,391,491
Morgan Stanley Capital I Trust
2.509%, 04/05/42 (144A) (a)	7,500,000	6,541,300
3.127%, 11/15/52	800,000	746,827
NYO Commercial Mortgage Trust
5.522%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,965,311
Ready Capital Mortgage Financing LLC
5.634%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	2,353,056	2,353,140
6.693%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	461,632	461,692
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,626,796
		213,161,257
Total Non-Agency Mortgage-Backed Securities (Cost $463,235,295)		420,319,164

Asset-Backed Securities—8.5%
Asset-Backed - Automobile — 0.4%
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	4,310,182	4,337,774
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,409,580
Huntington Auto Trust
5.500%, 03/15/27 (144A)	1,280,571	1,282,088
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,300,000	1,303,553
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,978,216
		12,311,211
Asset-Backed - Home Equity — 0.7%
ABFC Trust
5.134%, 1M TSFR + 0.814%, 06/25/34 (a)	839,602	842,586
5.259%, 1M TSFR + 0.939%, 07/25/35 (a)	4,190,483	3,953,068
Accredited Mortgage Loan Trust
5.014%, 1M TSFR + 0.404%, 07/25/34 (a)	2,132,467	2,110,766
ACE Securities Corp. Home Equity Loan Trust
4.734%, 1M TSFR + 0.414%, 04/25/36 (a)	1,172,221	1,140,515
4.734%, 1M TSFR + 0.414%, 07/25/36 (a)	7,509,204	2,487,554
Asset-Backed Securities Corp. Home Equity Loan Trust
4.514%, 1M TSFR + 0.194%, 05/25/37 (a)	16,562	11,696
Bear Stearns Asset-Backed Securities I Trust
4.934%, 1M TSFR + 0.614%, 04/25/37 (a)	122,350	122,644
5.439%, 1M TSFR + 1.119%, 06/25/35 (a)	1,015,230	992,362
Bear Stearns Asset-Backed Securities Trust
5.234%, 1M TSFR + 0.914%, 10/27/32 (a)	1,575	1,571
Citigroup Mortgage Loan Trust, Inc.
4.754%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,143,728	2,802,241
HSI Asset Securitization Corp. Trust
4.774%, 1M TSFR + 0.454%, 12/25/36 (a)	8,166,849	1,931,864
See accompanying notes to financial statements.
BHFTI-406

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
IXIS Real Estate Capital Trust
5.379%, 1M TSFR + 1.059%, 02/25/35 (a)	910,942	$923,365
MASTR Asset-Backed Securities Trust
4.534%, 1M TSFR + 0.214%, 08/25/36 (a)	4,512,954	1,509,353
4.754%, 1M TSFR + 0.434%, 08/25/36 (a)	2,921,962	983,478
Merrill Lynch Mortgage Investors Trust
4.934%, 1M TSFR + 0.614%, 07/25/37 (a)	8,223,656	1,718,256
Morgan Stanley ABS Capital I, Inc. Trust
4.494%, 1M TSFR + 0.174%, 05/25/37 (a)	81,760	73,568
NovaStar Mortgage Funding Trust
4.634%, 1M TSFR + 0.314%, 09/25/37 (a)	1,998,501	1,964,322
Option One Mortgage Corp. Asset Back Certificates
5.074%, 1M TSFR + 0.754%, 08/25/33 (a)	5,975	6,213
Option One Mortgage Loan Trust
4.714%, 1M TSFR + 0.254%, 01/25/37 (a)	3,659,910	2,345,452
Renaissance Home Equity Loan Trust
3.733%, 1M TSFR + 0.994%, 08/25/33 (a)	52,404	47,658
Residential Asset Securities Corporation Trust
4.724%, 1M TSFR + 0.404%, 06/25/33 (a)	426,944	405,356
		26,373,888
Asset-Backed - Other — 7.3%
Anchorage Capital CLO 6 Ltd.
5.712%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	9,815,121
Arbour CLO DAC
3.473%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	6,484,598
ARES European CLO X DAC
3.059%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	5,441,951	6,400,516
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.194%, 1M TSFR + 0.874%, 02/25/36 (a)	3,349,019	2,699,179
Capital Four U.S. CLO II Ltd.
6.170%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,224,797
Catamaran CLO Ltd.
5.634%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	1,888,356	1,888,497
Countrywide Asset-Backed Certificates Trust
4.276%, 10/25/46 (a)	429,255	437,956
4.388%, 10/25/32 (a)	547	22,009
4.574%, 1M TSFR + 0.254%, 07/25/37 (a)	4,767,449	4,437,741
4.714%, 1M TSFR + 0.394%, 02/25/37 (a)	1,348,959	1,272,168
4.714%, 1M TSFR + 0.394%, 04/25/47 (a)	1,174,274	1,138,500
4.874%, 1M TSFR + 0.554%, 09/25/37 (a)	1,568,052	1,627,942
Dewolf Park CLO Ltd.
5.438%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,216,270	1,217,067
Dryden 54 Senior Loan Fund
5.420%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	3,656,459	3,655,735
First Franklin Mortgage Loan Trust
4.714%, 1M TSFR + 0.394%, 12/25/36 (a)	4,206,523	1,692,035
4.744%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	13,286,543
5.364%, 1M TSFR + 1.044%, 10/25/34 (a)	2,303,561	2,272,146
5.859%, 1M TSFR + 1.539%, 10/25/34 (a)	1,178,836	1,182,860
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	9,096,516	7,926,007
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GreenSky Home Improvement Issuer Trust
5.120%, 03/25/60 (144A)	6,982,566	$6,995,179
GSAMP Trust
4.604%, 1M TSFR + 0.284%, 12/25/36 (a)	2,128,920	1,048,075
5.754%, 1M TSFR + 1.434%, 12/25/34 (a)	3,389,558	2,966,426
Harvest CLO XX DAC
2.916%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	7,808,791	9,175,705
Harvest CLO XXV DAC
3.186%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	10,629,544
Henley CLO VII DAC
3.148%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	6,300,000	7,416,644
Home Equity Loan Trust
4.664%, 1M TSFR + 0.344%, 04/25/37 (a)	3,733,235	3,597,334
Home Equity Mortgage Loan Asset-Backed Trust
4.654%, 1M TSFR + 0.334%, 04/25/37 (a)	1,848,349	1,421,086
ICG U.S. CLO Ltd.
5.420%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,590,450
KKR CLO 41 Ltd.
5.586%, 3M TSFR + 1.330%, 04/15/35 (144A) (a)	6,000,000	6,005,466
KREF Ltd.
5.768%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	9,601,726	9,598,692
Long Beach Mortgage Loan Trust
4.754%, 1M TSFR + 0.434%, 05/25/36 (a)	26,623,654	7,712,210
4.954%, 1M TSFR + 0.634%, 08/25/45 (a)	385,561	378,933
5.214%, 1M TSFR + 0.894%, 08/25/35 (a)	5,512,458	5,420,737
Marathon CLO XIII Ltd.
5.456%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	6,418,658	6,418,729
Marble Point CLO XIV Ltd.
5.470%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	6,611,086	6,604,369
Merrill Lynch First Franklin Mortgage Loan Trust
5.684%, 1M TSFR + 1.364%, 10/25/37 (a)	8,299,285	7,055,808
MF1 LLC
6.953%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	8,498,389	8,501,661
MF1 Ltd.
6.128%, 1M TSFR + 1.814%, 12/15/35 (144A) (a)	1,910,174	1,911,369
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	4,290,482	4,302,185
Morgan Stanley ABS Capital I, Inc. Trust
4.684%, 1M TSFR + 0.364%, 07/25/36 (a)	2,277,410	2,065,748
4.734%, 1M TSFR + 0.414%, 06/25/36 (a)	137,937	119,127
5.054%, 1M TSFR + 0.734%, 12/25/35 (a)	529,419	520,367
Park Place Securities, Inc.
5.169%, 1M TSFR + 0.849%, 09/25/35 (a)	3,015,332	2,955,628
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.484%, 1M TSFR + 1.164%, 10/25/34 (a)	1,650,625	1,630,767
6.234%, 1M TSFR + 1.914%, 12/25/34 (a)	2,228,763	2,198,747
Romark Credit Funding III Ltd.
5.539%, 09/15/42 (144A)	5,700,000	5,709,912
Saxon Asset Securities Trust
4.834%, 1M TSFR + 0.514%, 09/25/47 (a)	1,472,446	1,367,397
Securitized Asset-Backed Receivables LLC Trust
4.934%, 1M TSFR + 0.614%, 03/25/36 (a)	12,915,748	8,035,687
4.934%, 1M TSFR + 0.614%, 05/25/36 (a)	5,991,869	3,068,242
See accompanying notes to financial statements.
BHFTI-407

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Soundview Home Loan Trust
4.654%, 1M TSFR + 0.334%, 02/25/37 (a)	1,976,635	$522,576
Specialty Underwriting & Residential Finance Trust
4.704%, 1M TSFR + 0.384%, 04/25/37 (a)	2,254,878	1,653,589
Starwood Ltd.
5.654%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	9,764,679	9,739,759
Structured Asset Investment Loan Trust
4.584%, 1M TSFR + 0.264%, 09/25/36 (a)	161,028	159,961
5.064%, 1M TSFR + 0.744%, 11/25/35 (a)	2,748,197	2,693,750
Structured Asset Securities Corp. Mortgage Loan Trust
6.234%, 1M TSFR + 1.914%, 08/25/37 (a)	26,702	26,554
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	11,036,657	9,766,119
Toro European CLO 7 DAC
2.953%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	14,793,999	17,372,823
U.S. Small Business Administration
6.220%, 12/01/28	230,849	236,802
Venture XXVII CLO Ltd.
5.581%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	3,192,147	3,192,252
Venture XXVIII CLO Ltd.
5.521%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	2,258,329	2,258,553
		260,726,379
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
6.502%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	2,088,446	2,133,421
6.640%, 02/20/41 (144A)	2,198,365	2,275,090
		4,408,511
Total Asset-Backed Securities (Cost $311,702,058)		303,819,989

Foreign Government—7.3%
Banks — 0.1%
Korea Development Bank
5.051%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,704,958
Diversified Financial Services — 0.1%
CPPIB Capital, Inc.
4.300%, 06/02/34 (CAD)	5,400,000	4,137,231
Regional Government — 0.5%
Province of British Columbia
4.150%, 06/18/34 (CAD)	2,500,000	1,893,446
Province of Ontario
3.800%, 12/02/34 (CAD)	6,100,000	4,476,663
Province of Quebec
4.450%, 09/01/34 (CAD)	16,400,000	12,671,386
		19,041,495
Sovereign — 6.6%
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,718,570
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/25 (BRL)	34,500,000	$6,124,314
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	10,807,625
European Union
2.875%, 10/05/29 (EUR)	15,200,000	18,267,602
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (j)	26,693,062	31,906,896
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,452,365
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,968,304
Japan Government Forty Year Bonds
2.200%, 03/20/64 (JPY)	724,000,000	4,042,042
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,270,000,000	7,917,734
2.400%, 03/20/55 (JPY)	1,394,800,000	8,887,764
Japan Government Twenty Year Bonds
2.000%, 12/20/44 (JPY)	1,670,000,000	10,978,129
2.400%, 03/20/45 (JPY)	923,600,000	6,455,419
Mexico Government International Bonds
6.000%, 05/07/36	2,400,000	2,368,560
Mexico Udibonos
4.000%, 08/24/34 (MXN) (j)	8,500,847	420,687
Peru Government International Bonds
6.150%, 08/12/32 (144A) (PEN)	58,400,000	17,010,211
6.950%, 08/12/31 (PEN)	7,920,000	2,424,761
6.950%, 08/12/31 (144A) (PEN)	1,680,000	514,343
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,413,523
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,914,595
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	63,800,000	3,136,209
8.875%, 02/28/35 (ZAR)	173,300,000	9,149,846
10.500%, 12/21/26 (ZAR)	299,000,000	17,526,406
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	2,976,413
Romania Government International Bonds
5.250%, 03/10/30 (144A) (EUR)	2,600,000	3,122,011
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,602,227
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,540,756
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	6,043,181
4.750%, 01/16/30 (144A)	7,800,000	7,866,577
5.000%, 01/18/53 (144A)	6,000,000	5,102,975
U.K. Gilts
4.375%, 07/31/54 (GBP)	12,954,000	15,402,166
		236,062,211
Total Foreign Government (Cost $257,812,144)		260,945,895

Municipals—1.1%
Empire State Development Corp.
1.346%, 03/15/26	8,100,000	7,937,357
See accompanying notes to financial statements.
BHFTI-408

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Municipals—(Continued)
Security Description	Principal Amount*	Value

Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	$6,031,349
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,017,560
3.057%, 01/01/34	2,000,000	1,753,553
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,400,000	4,652,991
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,959,620
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,196,226
Total Municipals (Cost $38,848,690)		37,548,656

Floating Rate Loans (m)—0.2%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.608% - 8.651%, 3M TSFR + 4.500%, 12/19/31 (n)	900,000	894,375
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 2.950%, 05/13/31 (g)	5,523,322	5,217,341
Total Floating Rate Loans (Cost $6,409,330)		6,111,716

Short-Term Investments—2.9%
Repurchase Agreements—2.9%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25, with a maturity value of $37,604,637; collateralized by U.S. Treasury Bond at 3.250%, maturing at 05/15/42, with a market value of $38,277,948	37,600,000	37,600,000
Repurchase Agreement dated 06/27/25 at 4.470%, due on 07/01/25, with a maturity value of $100,012; collateralized by U.S. Treasury Inflation-Indexed Bond at 1.250%, maturing at 04/15/28, with a market value of $101,935	100,000	100,000
Repurchase Agreement dated 06/30/25 at 4.470%, due on 07/02/25, with a maturity value of $49,806,184; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $50,540,975	49,800,000	49,800,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $13,780,260; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $14,054,599	13,779,016	$13,779,016
Total Short-Term Investments (Cost $101,279,016)		101,279,016
Total Purchased Options—0.0% (o) (Cost $1,588,452)		819,537
Total Investments—144.0% (Cost $5,348,300,857)		5,126,898,115
Other assets and liabilities (net)—(44.0)%		(1,566,196,713)
Net Assets—100.0%		$3,560,701,402

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was
$971,119, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2025, the market value of securities pledged was $6,649,023.
(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2025, the market value of securities pledged was $100,903,708.
(j)	Principal amount of security is adjusted for inflation.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2025, the market value of securities pledged was $47,873,770.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2025, the market value of securities pledged was $9,016,365.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

See accompanying notes to financial statements.
BHFTI-409

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025

As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(n)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2025.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$1,118,660,181, which is 31.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	USD	991,990	$1,029,516	$948,589
Thames Water Super Senior Issuer PLC, 9.750%, 10/10/27	04/08/25-05/20/25	GBP	14,981	7,624	22,530
					$971,119
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	4.400%	06/27/25	07/03/25	USD	(8,569,500)	$(8,569,500)
Deutsche Bank Securities, Inc.	4.430%	06/27/25	07/03/25	USD	(2,465,625)	(2,465,625)
Deutsche Bank Securities, Inc.	4.440%	06/11/25	07/09/25	USD	(39,195,000)	(39,195,000)
JPMorgan Securities LLC	4.440%	06/09/25	07/07/25	USD	(31,903,875)	(31,903,875)
JPMorgan Securities LLC	4.450%	06/10/25	07/08/25	USD	(17,273,500)	(17,273,500)
Total						$(99,407,500)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a Master Repurchase Agreement ("MRA") on a net basis as of June 30, 2025 :
Counterparty	Reverse Repurchase Agreements	Collateral Pledged/ (Received)(a)	Net Amount (b)
Deutsche Bank Securities, Inc.	$(50,230,125)	$50,230,125	$—
JPMorgan Securities LLC	(49,177,375)	48,742,719	(434,656)
	$(99,407,500)	$98,972,844	$(434,656)

(a)
Collateral with a value of $100,903,708 has been pledged and $1,827,254 has been received in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$13,832,992,698	$258,420,353	$13 ,951,641,767	$290,295,992
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$13,720,143,930	$13,774,539,959
See accompanying notes to financial statements.
BHFTI-410

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreement
U.S. Treasury	$—	$(99,407,500)	$—	$—	$(99,407,500)
Total Borrowings	$—	$(99,407,500)	$—	$—	$(99,407,500)
Gross amount of recognized liabilities for secured borrowings transactions					$(99,407,500)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	11,880,103	JPMC	07/02/25	USD	7,786,291	$32,601
BRL	826,870	BNP	07/02/25	USD	150,000	2,191
BRL	401,378	BNP	07/02/25	USD	70,392	3,485
BRL	304,738,250	CBNA	07/02/25	USD	52,615,465	3,473,738
BRL	3,517,838	GSBU	07/02/25	USD	630,000	17,483
BRL	151,423,870	GSBU	07/02/25	USD	27,748,048	122,573
BRL	157,337,120	GSBU	09/03/25	USD	28,098,674	417,799
CAD	92,680	BNP	07/02/25	USD	67,317	743
CNH	15,122,000	BOA	08/20/25	USD	2,114,318	6,183
CNH	17,156,000	BOA	08/20/25	USD	2,399,455	6,265
CNH	15,221,000	BOA	08/20/25	USD	2,123,855	10,528
CNH	3,298,000	BBP	08/20/25	USD	454,310	8,156
CNH	10,519,000	BBP	08/20/25	USD	1,442,572	32,467
CNH	17,355,000	BNP	08/20/25	USD	2,433,139	486
CNH	1,095,000	BNP	08/20/25	USD	151,428	2,119
CNH	12,254,000	DBAG	08/20/25	USD	1,693,352	24,980
CNH	17,350,000	JPMC	08/20/25	USD	2,427,516	5,409
CNH	15,152,000	JPMC	08/20/25	USD	2,118,785	5,922
CNY	956,428	CBNA	07/03/25	USD	133,410	77
CNY	956,147	CBNA	08/05/25	USD	133,852	(99)
DKK	7,212,860	DBAG	07/02/25	USD	1,132,612	6,185
EUR	126,032,290	DBAG	07/02/25	USD	146,210,059	2,249,758
EUR	903,219	JPMC	08/04/25	USD	1,061,230	5,038
EUR	904,000	MSIP	07/02/25	USD	1,059,866	5,001
GBP	22,897,000	BBP	07/02/25	USD	31,153,887	275,673
IDR	29,840,533,110	BBP	07/16/25	USD	1,837,539	(442)
IDR	5,695,501,000	BNP	07/14/25	USD	350,000	663
IDR	11,082,629,110	BNP	07/16/25	USD	678,359	3,930
IDR	56,288,716,284	BNP	07/16/25	USD	3,450,121	15,228
IDR	42,418,191,290	CBNA	07/16/25	USD	2,604,820	6,606
IDR	35,413,793,140	GSBU	07/16/25	USD	2,173,292	6,916
ILS	4,425,260	BBP	07/02/25	USD	1,310,721	3,075
INR	88,632,789	BNP	08/20/25	USD	1,019,703	11,682
INR	138,113,037	CBNA	08/20/25	USD	1,611,061	(3,894)
INR	138,304,781	CBNA	08/20/25	USD	1,611,127	(1,728)
INR	43,463,633	CBNA	08/20/25	USD	503,970	1,799
INR	139,073,582	CBNA	08/20/25	USD	1,615,022	3,323
INR	80,704,226	CBNA	08/20/25	USD	935,262	3,862
INR	156,952,306	CBNA	08/20/25	USD	1,817,840	8,553
INR	99,227,145	CBNA	08/20/25	USD	1,142,742	11,925
INR	139,796,308	DBAG	08/20/25	USD	1,627,052	(297)
INR	139,806,558	DBAG	08/20/25	USD	1,626,963	(89)
See accompanying notes to financial statements.
BHFTI-411

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	99,961,997	DBAG	08/20/25	USD	1,148,314	$14,905
INR	98,853,411	JPMC	08/20/25	USD	1,140,112	10,206
INR	590,508	SG	08/20/25	USD	6,848	23
JPY	93,027,512	MSIP	07/02/25	USD	644,458	1,544
JPY	1,489,574,904	MSIP	07/02/25	USD	10,213,761	130,150
JPY	2,610,877,937	SG	07/02/25	USD	18,087,135	43,332
KRW	1,580,523,161	BBP	07/08/25	USD	1,157,638	13,906
KRW	27,583,243	BBP	07/16/25	USD	20,070	386
KRW	34,269,360	BNP	07/16/25	USD	25,226	189
KRW	186,629,681	CBNA	07/16/25	USD	137,374	1,033
KRW	4,495,567,320	CBNA	07/16/25	USD	3,281,436	52,528
KRW	374,361,424	JPMC	07/16/25	USD	273,223	4,408
KRW	1,960,642,089	JPMC	07/16/25	USD	1,440,547	13,488
KRW	1,577,262,021	UBSA	07/16/25	USD	1,163,570	6,146
MXN	33,255,000	BOA	08/18/25	USD	1,753,290	10,287
MXN	33,303,000	GSBU	12/17/25	USD	1,720,232	22,104
MXN	221,459,257	UBSA	09/17/25	USD	11,424,111	282,656
MYR	1,436,390	GSBU	07/16/25	USD	339,331	1,977
NOK	4,734,506	MSIP	07/02/25	USD	469,364	357
NOK	492,927	SG	07/02/25	USD	49,096	(191)
NZD	3,212,925	SG	07/02/25	USD	1,950,246	8,192
PEN	362	CBNA	07/07/25	USD	100	2
PEN	206,598	CBNA	07/07/25	USD	56,711	1,601
PEN	972,611	CBNA	07/07/25	USD	268,900	5,616
PEN	889,053	CBNA	07/07/25	USD	245,087	5,845
PLN	5,774,872	BBP	07/10/25	USD	1,541,366	60,529
PLN	7,143,572	JPMC	07/10/25	USD	1,902,038	79,521
PLN	11,185,154	JPMC	07/18/25	USD	3,036,143	65,911
PLN	11,822,265	JPMC	07/18/25	USD	3,188,485	90,263
PLN	66,659	MSIP	07/18/25	USD	18,076	411
SGD	10,479,253	BOA	07/02/25	USD	8,183,720	57,926
SGD	4,767,953	GSBU	07/02/25	USD	3,740,451	9,414
SGD	6,861,580	JPMC	07/02/25	USD	5,358,935	37,510
THB	13,106,320	BOA	07/16/25	USD	400,000	3,573
THB	13,587,564	BBP	07/16/25	USD	410,000	8,392
THB	13,680,347	BBP	07/16/25	USD	410,000	11,249
THB	11,054,998	GSBU	07/16/25	USD	340,000	408
THB	16,051,028	GSBU	07/16/25	USD	490,000	4,247
THB	11,864,988	GSBU	07/16/25	USD	360,000	5,350
TRY	39,719,974	BBP	07/01/25	USD	980,377	17,167
TRY	78,796	BBP	07/02/25	USD	1,978	1
TRY	291,292,367	BBP	07/07/25	USD	7,179,640	105,475
TRY	69,330,702	BBP	07/08/25	USD	1,525,562	206,927
TRY	9,611,093	BBP	07/10/25	USD	235,851	3,926
TRY	9,591,749	BBP	07/11/25	USD	235,138	3,964
TRY	9,248,716	BBP	07/14/25	USD	225,898	4,099
TRY	210,394,223	BBP	07/18/25	USD	5,162,035	53,335
TRY	9,693,840	BBP	07/21/25	USD	235,139	4,583
TRY	8,985,266	BBP	07/23/25	USD	217,503	4,343
TRY	4,830,377	BBP	07/24/25	USD	117,296	1,871
TRY	44,255,435	BBP	07/25/25	USD	1,082,384	8,548
TRY	14,255,083	BBP	07/29/25	USD	346,342	3,945
TRY	84,016,597	BBP	08/04/25	USD	2,036,766	17,997
TRY	31,381,980	BBP	08/05/25	USD	758,001	8,728
TRY	19,351,245	BBP	08/07/25	USD	466,340	5,507
TRY	45,794,196	BBP	08/08/25	USD	1,101,484	14,014
TRY	69,577,324	BBP	08/11/25	USD	1,670,123	19,643
TRY	40,169,067	BBP	08/13/25	USD	963,634	9,980
TRY	14,694,083	BBP	08/14/25	USD	351,714	4,086
See accompanying notes to financial statements.
BHFTI-412

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	41,415,370	BBP	08/15/25	USD	995,418	$6,412
TWD	109,032,000	BBP	08/20/25	USD	3,696,000	51,000
TWD	16,955,334	BNP	07/14/25	USD	570,000	10,983
TWD	18,393,770	BNP	07/16/25	USD	633,765	(3,396)
TWD	113,850,274	BNP	08/20/25	USD	3,855,000	57,585
TWD	19,347,908	BNP	08/20/25	USD	591,009	73,903
TWD	169,857,385	CBNA	07/16/25	USD	5,820,622	532
TWD	17,289,149	CBNA	07/16/25	USD	581,226	11,287
TWD	17,278,999	CBNA	07/16/25	USD	580,514	11,652
TWD	25,730,565	CBNA	07/16/25	USD	866,962	14,846
TWD	25,764,826	CBNA	07/16/25	USD	867,123	15,859
TWD	65,134,080	CBNA	07/16/25	USD	2,197,729	34,470
TWD	50,761,388	CBNA	07/16/25	USD	1,601,322	138,313
TWD	77,405,148	DBAG	07/16/25	USD	2,604,568	48,171
TWD	19,422,480	GSBU	07/16/25	USD	597,155	68,469
TWD	13,455,149	JPMC	07/16/25	USD	453,066	8,053
TWD	133,708,387	JPMC	07/16/25	USD	4,496,818	85,479
TWD	35,122,590	JPMC	08/20/25	USD	1,191,000	16,025
ZAR	15,695,000	GSBU	07/23/25	USD	867,889	17,251

Contracts to Deliver
AUD	11,880,103	BBP	07/02/25	USD	7,656,192	(162,700)
AUD	11,880,103	JPMC	08/05/25	USD	7,791,162	(32,649)
BRL	1,228,248	BNP	07/02/25	USD	225,073	(994)
BRL	154,834,854	CBNA	07/02/25	USD	27,069,740	(1,428,696)
BRL	149,903,396	CBNA	07/02/25	USD	27,469,425	(121,343)
BRL	154,941,708	GSBU	07/02/25	USD	28,098,674	(419,429)
BRL	25,000,000	GSBU	10/02/25	USD	4,115,396	(381,169)
BRL	3,200,000	GSBU	10/02/25	USD	526,467	(49,093)
BRL	1,600,000	GSBU	10/02/25	USD	264,502	(23,278)
BRL	4,700,000	MSIP	10/02/25	USD	772,899	(72,455)
CAD	11,534,000	BNP	07/02/25	USD	8,443,640	(26,344)
CAD	71,259,217	BNP	08/05/25	USD	52,201,242	(216,978)
CAD	53,569,118	CBNA	07/02/25	USD	38,752,070	(586,368)
CAD	6,055,000	JPMC	07/02/25	USD	4,447,088	604
CAD	278,000	MSIP	07/02/25	USD	201,755	(2,395)
CHF	5,659,078	BBP	08/04/25	USD	7,125,516	(36,359)
CHF	5,555,000	CBNA	07/02/25	USD	6,825,653	(175,419)
CHF	139,000	JPMC	07/02/25	USD	169,601	(5,584)
CNH	8,713,000	BBP	08/20/25	USD	1,216,457	(5,333)
CNH	10,134,000	BNP	08/20/25	USD	1,413,159	(7,894)
CNH	31,070,163	BNP	08/20/25	USD	4,349,949	(6,902)
CNH	16,768,000	CBNA	08/20/25	USD	2,332,671	(18,641)
CNH	78,374,023	DBAG	08/20/25	USD	10,966,348	(23,743)
CNH	6,326,218	JPMC	07/16/25	USD	875,153	(9,577)
CNH	6,382,941	JPMC	07/16/25	USD	885,806	(6,857)
CNH	14,945,135	JPMC	08/20/25	USD	2,066,200	(29,499)
CNH	23,192,116	JPMC	08/20/25	USD	3,223,993	(28,149)
CNH	33,224,449	JPMC	08/20/25	USD	4,647,036	(11,902)
CNH	45,443,092	MSIP	08/20/25	USD	6,347,524	(24,788)
CNY	958,556	CBNA	07/03/25	USD	133,852	69
DKK	7,195,350	DBAG	08/04/25	USD	1,132,612	(6,208)
DKK	7,207,039	JPMC	07/02/25	USD	1,091,499	(46,380)
EUR	126,033,071	BOA	07/02/25	USD	143,305,777	(5,154,960)
EUR	125,756,019	DBAG	08/04/25	USD	146,210,059	(2,247,518)
GBP	22,897,000	BBP	08/04/25	USD	31,158,123	(276,016)
GBP	22,897,000	JPMC	07/02/25	USD	30,846,380	(583,179)
See accompanying notes to financial statements.
BHFTI-413

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
IDR	41,373,172,655	BOA	07/16/25	USD	2,535,929	$(11,161)
IDR	33,619,368,243	BBP	07/16/25	USD	2,058,711	(11,026)
IDR	401,318,690	BNP	07/16/25	USD	24,652	(55)
IDR	1,963,693,688	GSBU	07/16/25	USD	120,376	(516)
ILS	4,425,234	BBP	07/09/25	USD	1,310,721	(3,075)
ILS	4,850,204	BBP	07/18/25	USD	1,352,765	(87,285)
ILS	4,537,005	DBAG	07/02/25	USD	1,309,022	(37,950)
ILS	686,562	UBSA	07/18/25	USD	191,338	(12,506)
JPY	381,476,067	BBP	07/02/25	USD	2,661,668	12,620
JPY	23,849,726	BNP	08/04/25	USD	165,947	(283)
JPY	738,736,029	JPMC	07/02/25	USD	5,149,250	19,317
JPY	1,874,232,452	MSIP	07/02/25	USD	12,973,699	(41,352)
JPY	1,484,099,306	MSIP	08/04/25	USD	10,213,761	(130,225)
JPY	92,685,240	MSIP	08/04/25	USD	644,458	(1,547)
JPY	2,601,297,181	SG	08/04/25	USD	18,087,135	(43,581)
JPY	1,222,957,055	UBSA	07/02/25	USD	8,449,162	(43,300)
KRW	15,331,557,232	BOA	07/16/25	USD	11,246,823	(123,235)
KRW	66,568,615	BBP	07/16/25	USD	48,437	(931)
KRW	5,086,063,305	CBNA	07/16/25	USD	3,700,543	(71,340)
KRW	136,429,572	GSBU	07/14/25	USD	100,000	(1,165)
KRW	1,578,024,974	UBSA	07/08/25	USD	1,163,570	(6,123)
MXN	3,429,000	BOA	09/17/25	USD	178,629	(2,634)
MXN	6,348	DBAG	09/17/25	USD	329	(6)
NOK	350,528	BBP	07/02/25	USD	34,413	(364)
NOK	1,565,000	BNP	07/02/25	USD	154,667	(601)
NOK	4,733,637	MSIP	08/04/25	USD	469,364	(360)
NOK	492,832	SG	08/04/25	USD	49,096	191
NOK	3,311,724	UBSA	07/02/25	USD	326,114	(2,450)
NZD	3,212,925	JPMC	07/02/25	USD	1,916,156	(42,281)
NZD	3,212,925	SG	08/04/25	USD	1,952,347	(8,154)
PEN	14,798,941	BOA	10/31/25	USD	4,005,777	(157,195)
PEN	3,621,228	BBP	09/17/25	USD	991,303	(28,747)
PEN	21,761,628	BNP	08/25/25	USD	5,870,890	(263,538)
PEN	20,766,506	CBNA	08/14/25	USD	5,576,922	(278,898)
SEK	1,730,000	BNP	07/02/25	USD	180,421	(2,437)
SEK	1,155,000	BNP	07/02/25	USD	120,090	(1,991)
SEK	3,845,000	CBNA	07/02/25	USD	405,020	(1,390)
SGD	769,807	BOA	07/02/25	USD	597,226	(8,206)
SGD	10,454,768	BOA	08/05/25	USD	8,183,720	(59,330)
SGD	8,154,751	BOA	08/05/25	USD	6,413,257	(16,347)
SGD	746,244	DBAG	07/02/25	USD	579,274	(7,626)
SGD	4,756,488	GSBU	08/05/25	USD	3,740,451	(9,797)
SGD	28,763,866	JPMC	07/02/25	USD	22,392,783	(229,211)
SGD	6,845,777	JPMC	08/05/25	USD	5,358,935	(38,610)
THB	3,502,658	BNP	07/16/25	USD	105,976	(1,879)
THB	78,796,878	CBNA	07/16/25	USD	2,379,492	(46,842)
THB	43,630,006	CBNA	07/16/25	USD	1,306,581	(36,886)
THB	12,662,843	UBSA	07/16/25	USD	381,101	(8,817)
TRY	12,584,979	BBP	07/29/25	USD	306,518	(2,730)
TWD	1,162,005	BOA	08/20/25	USD	35,642	(4,292)
TWD	85,153,869	BNP	07/16/25	USD	2,616,657	(301,637)
TWD	61,937,757	BNP	07/16/25	USD	1,908,596	(214,062)
TWD	130,769,601	BNP	08/20/25	USD	3,997,970	(496,065)
TWD	94,556,850	BNP	08/20/25	USD	2,909,173	(340,373)
TWD	87,037,935	CBNA	07/16/25	USD	2,675,456	(307,406)
TWD	63,335,329	CBNA	07/16/25	USD	1,946,324	(224,230)
TWD	63,260,767	CBNA	07/16/25	USD	1,946,066	(221,933)
See accompanying notes to financial statements.
BHFTI-414

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	110,174,249	CBNA	08/20/25	USD	3,368,522	$(417,732)
TWD	97,663,206	CBNA	08/20/25	USD	2,993,600	(362,699)
TWD	95,423,889	CBNA	08/20/25	USD	2,923,526	(355,816)
TWD	38,811,493	CBNA	08/20/25	USD	1,216,334	(117,464)
TWD	47,214,854	GSBU	07/16/25	USD	1,451,514	(166,578)
TWD	85,755,714	JPMC	07/16/25	USD	2,633,775	(305,144)
TWD	62,978,593	JPMC	07/16/25	USD	1,938,817	(219,512)
TWD	147,646,234	JPMC	08/20/25	USD	4,513,657	(560,361)
TWD	103,863,420	JPMC	08/20/25	USD	3,203,288	(366,087)
TWD	49,359,861	JPMC	08/20/25	USD	1,513,317	(182,987)
TWD	43,407,100	JPMC	08/20/25	USD	1,323,710	(168,021)
ZAR	98,582,787	BBP	07/23/25	USD	5,468,255	(91,452)
ZAR	67,949,534	BBP	07/23/25	USD	3,748,795	(83,309)
ZAR	67,949,534	BBP	07/23/25	USD	3,748,795	(83,309)
ZAR	807,512	GSBU	07/23/25	USD	44,646	(894)
ZAR	84,207,678	JPMC	07/23/25	USD	4,711,926	(37,078)
Net Unrealized Depreciation						$(10,692,122)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/18/25	315	CAD	38,430,000	$244,065
U.K. Long Gilt Bond Futures	09/26/25	148	GBP	13,768,440	456,571
U.S. Treasury Note 2 Year Futures	09/30/25	238	USD	49,509,578	191,206
U.S. Treasury Note 5 Year Futures	09/30/25	3,045	USD	331,905,000	3,454,664
U.S. Treasury Note 10 Year Futures	09/19/25	3,789	USD	424,841,625	7,347,018
U.S. Treasury Ultra Long Bond Futures	09/19/25	109	USD	12,984,625	601,034

Futures Contracts—Short
Euro-Bobl Futures	09/08/25	(2)	EUR	(235,360)	1,258
Euro-Bund Futures	09/08/25	(91)	EUR	(11,843,650)	109,753
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(752)	USD	(85,927,750)	(1,667,898)
Net Unrealized Appreciation					$10,737,671
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	USD	1.100	12/17/25	GSBU	1,816,000	EUR	1,816,000	$207,702	$133,794	$(73,908)
USD Call/EUR Put	USD	1.110	11/24/25	MSIP	19,672,000	EUR	19,672,000	92,282	59,809	(32,473)
USD Call/EUR Put	USD	1.110	11/26/25	BNP	3,449,000	EUR	3,449,000	14,514	10,709	(3,805)
USD Call/SEK Put	SEK	10.200	11/26/25	BBP	7,362,000	USD	7,362,000	45,940	40,816	(5,124)
Totals								$360,438	$245,128	$(115,310)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.450%	12M SOFR	Pay	07/17/25	MSCS	280,300,000	USD	280,300,000	$266,285	$12,703	$(253,582)
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/21/25	CBNA	200,500,000	USD	200,500,000	170,425	21,907	(148,518)
See accompanying notes to financial statements.
BHFTI-415

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Purchased Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.650%	12M SOFR	Pay	08/04/25	MSCS	414,000,000	USD	414,000,000	$507,150	$259,300	$(247,850)
Call - OTC - 1 Yr. IRS	3.650%	12M SOFR	Pay	08/12/25	JPMC	274,300,000	USD	274,300,000	233,154	227,106	(6,048)
Call - OTC - 1 Yr. IRS	3.700%	12M SOFR	Pay	08/13/25	JPMC	51,000,000	USD	51,000,000	51,000	53,393	2,393
Totals									$1,228,014	$574,409	$(653,605)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.380%	6M EURIBOR	Receive	07/03/25	CBNA	(1,200,000)	EUR	(1,200,000)	$(3,172)	$—	$3,172
Call - OTC - 10 Yr. IRS	2.460%	6M EURIBOR	Receive	07/16/25	CBNA	(1,600,000)	EUR	(1,600,000)	(4,907)	(1,475)	3,432
Call - OTC - 10 Yr. IRS	3.525%	12M SOFR	Receive	07/28/25	GSBU	(2,500,000)	USD	(2,500,000)	(8,200)	(8,023)	177
Call - OTC - 10 Yr. IRS	3.555%	12M SOFR	Receive	07/24/25	BOA	(2,500,000)	USD	(2,500,000)	(7,938)	(8,309)	(371)
Call - OTC - 10 Yr. IRS	3.555%	12M SOFR	Receive	07/30/25	GSBU	(2,400,000)	USD	(2,400,000)	(7,380)	(103)	7,277
Call - OTC - 10 Yr. IRS	3.564%	12M SOFR	Receive	07/24/25	CBNA	(2,500,000)	USD	(2,500,000)	(8,375)	(8,828)	(453)
Call - OTC - 10 Yr. IRS	3.583%	12M SOFR	Receive	07/23/25	GSBU	(1,300,000)	USD	(1,300,000)	(4,550)	(5,014)	(464)
Call - OTC - 10 Yr. IRS	3.605%	12M SOFR	Receive	07/23/25	CBNA	(2,500,000)	USD	(2,500,000)	(9,000)	(11,146)	(2,146)
Call - OTC - 10 Yr. IRS	3.653%	12M SOFR	Receive	07/14/25	GSBU	(2,500,000)	USD	(2,500,000)	(7,469)	(10,882)	(3,413)
Call - OTC - 10 Yr. IRS	3.664%	12M SOFR	Receive	07/14/25	MSCS	(2,500,000)	USD	(2,500,000)	(7,437)	(11,906)	(4,469)
Call - OTC - 10 Yr. IRS	3.669%	12M SOFR	Receive	07/07/25	MSCS	(2,800,000)	USD	(2,800,000)	(10,514)	(9,098)	1,416
Call - OTC - 10 Yr. IRS	3.680%	12M SOFR	Receive	07/07/25	GSBU	(1,400,000)	USD	(1,400,000)	(5,026)	(5,128)	(102)
Call - OTC - 10 Yr. IRS	3.697%	12M SOFR	Receive	07/16/25	MSCS	(2,500,000)	USD	(2,500,000)	(7,219)	(16,228)	(9,009)
Call - OTC - 10 Yr. IRS	3.700%	12M SOFR	Receive	07/21/25	BOA	(2,500,000)	USD	(2,500,000)	(7,938)	(18,865)	(10,927)
Call - OTC - 10 Yr. IRS	3.725%	12M SOFR	Receive	07/03/25	MSCS	(2,800,000)	USD	(2,800,000)	(10,535)	(12,280)	(1,745)
Call - OTC - 10 Yr. IRS	3.770%	12M SOFR	Receive	07/09/25	BOA	(2,500,000)	USD	(2,500,000)	(8,000)	(21,866)	(13,866)
Call - OTC - 10 Yr. IRS	3.772%	12M SOFR	Receive	07/10/25	JPMC	(2,700,000)	USD	(2,700,000)	(8,843)	(24,515)	(15,672)
Call - OTC - 10 Yr. IRS	3.489%	12M SOFR	Receive	07/21/25	CBNA	(23,900,000)	USD	(23,900,000)	(170,714)	(41,673)	129,041
Call - OTC - 10 Yr. IRS	3.515%	12M SOFR	Receive	07/17/25	MSCS	(33,400,000)	USD	(33,400,000)	(266,639)	(54,292)	212,347
Call - OTC - 10 Yr. IRS	3.708%	12M SOFR	Receive	08/04/25	MSCS	(49,200,000)	USD	(49,200,000)	(506,471)	(493,720)	12,751
Call - OTC - 10 Yr. IRS	3.739%	12M SOFR	Receive	08/12/25	JPMC	(32,200,000)	USD	(32,200,000)	(232,937)	(404,161)	(171,224)
Call - OTC - 10 Yr. IRS	3.757%	12M SOFR	Receive	08/13/25	JPMC	(6,000,000)	USD	(6,000,000)	(51,064)	(81,166)	(30,102)
Put - OTC - 10 Yr. IRS	2.640%	6M EURIBOR	Pay	07/03/25	CBNA	(1,200,000)	EUR	(1,200,000)	(3,172)	(1,237)	1,935
Put - OTC - 10 Yr. IRS	2.720%	6M EURIBOR	Pay	07/16/25	CBNA	(1,600,000)	EUR	(1,600,000)	(4,906)	(2,592)	2,314
Put - OTC - 10 Yr. IRS	3.875%	12M SOFR	Pay	07/28/25	GSBU	(2,500,000)	USD	(2,500,000)	(8,200)	(6,593)	1,607
Put - OTC - 10 Yr. IRS	3.905%	12M SOFR	Pay	07/24/25	BOA	(2,500,000)	USD	(2,500,000)	(7,937)	(4,356)	3,581
Put - OTC - 10 Yr. IRS	3.905%	12M SOFR	Pay	07/30/25	GSBU	(2,400,000)	USD	(2,400,000)	(7,380)	(56)	7,324
Put - OTC - 10 Yr. IRS	3.914%	12M SOFR	Pay	07/24/25	CBNA	(2,500,000)	USD	(2,500,000)	(7,625)	(4,060)	3,565
Put - OTC - 10 Yr. IRS	3.933%	12M SOFR	Pay	07/23/25	GSBU	(1,300,000)	USD	(1,300,000)	(4,550)	(1,696)	2,854
Put - OTC - 10 Yr. IRS	3.955%	12M SOFR	Pay	07/23/25	CBNA	(2,500,000)	USD	(2,500,000)	(8,375)	(2,714)	5,661
Put - OTC - 10 Yr. IRS	4.019%	12M SOFR	Pay	07/07/25	MSCS	(2,800,000)	USD	(2,800,000)	(10,514)	(38)	10,476
Put - OTC - 10 Yr. IRS	4.030%	12M SOFR	Pay	07/07/25	GSBU	(1,400,000)	USD	(1,400,000)	(5,025)	(14)	5,011
Put - OTC - 10 Yr. IRS	4.050%	12M SOFR	Pay	07/21/25	BOA	(2,500,000)	USD	(2,500,000)	(7,937)	(944)	6,993
Put - OTC - 10 Yr. IRS	4.053%	12M SOFR	Pay	07/14/25	GSBU	(2,500,000)	USD	(2,500,000)	(7,468)	(286)	7,182
Put - OTC - 10 Yr. IRS	4.064%	12M SOFR	Pay	07/14/25	MSCS	(2,500,000)	USD	(2,500,000)	(7,438)	(245)	7,193
Put - OTC - 10 Yr. IRS	4.075%	12M SOFR	Pay	07/03/25	MSCS	(2,800,000)	USD	(2,800,000)	(10,535)	—	10,535
Put - OTC - 10 Yr. IRS	4.097%	12M SOFR	Pay	07/16/25	MSCS	(2,500,000)	USD	(2,500,000)	(7,219)	(251)	6,968
Put - OTC - 10 Yr. IRS	4.120%	12M SOFR	Pay	07/09/25	BOA	(2,500,000)	USD	(2,500,000)	(8,000)	(13)	7,987
Put - OTC - 10 Yr. IRS	4.122%	12M SOFR	Pay	07/10/25	JPMC	(2,700,000)	USD	(2,700,000)	(8,842)	(24)	8,818
Totals									$(1,479,451)	$(1,273,797)	$205,654
See accompanying notes to financial statements.
BHFTI-416

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Written Options — (Continued)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.900%	CDX.NA.IG.44.V1	Sell	07/16/25	GSI	(11,700,000)	USD	(11,700,000)	$(13,221)	$(793)	$12,428
Put - OTC - 5 Yr. CDS	1.000%	CDX.NA.IG.44.V1	Sell	07/16/25	JPMC	(2,600,000)	USD	(2,600,000)	(2,665)	(162)	2,503
Put - OTC - 5 Yr. CDS	0.850%	CDX.NA.IG.44.V1	Sell	07/16/25	GSI	(5,900,000)	USD	(5,900,000)	(8,112)	(423)	7,689
Totals									$(23,998)	$(1,378)	$22,620

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Bobl Futures	EUR	118.500	07/25/25	(19)	EUR	(19,000)	$(3,460)	$(2,462)	$998
Call - Euro-Bund Futures	EUR	132.500	07/25/25	(12)	EUR	(12,000)	(6,353)	(1,979)	4,374
Call- U.S. Treasury Note 10 Year Futures	USD	112.000	07/25/25	(54)	USD	(54,000)	(18,493)	(40,500)	(22,007)
Call- U.S. Treasury Note 10 Year Futures	USD	112.500	07/25/25	(50)	USD	(50,000)	(21,029)	(26,562)	(5,533)
Call- U.S. Treasury Note 10 Year Futures	USD	113.250	07/25/25	(49)	USD	(49,000)	(12,545)	(14,547)	(2,002)
Put - Euro-Bobl Futures	EUR	117.250	07/25/25	(19)	EUR	(19,000)	(4,192)	(4,029)	163
Put - Euro-Bund Futures	EUR	129.000	07/25/25	(12)	EUR	(12,000)	(5,484)	(4,806)	678
Put- U.S. Treasury Note 10 Year Futures	USD	108.500	07/25/25	(54)	USD	(54,000)	(17,907)	(1,687)	16,220
Put- U.S. Treasury Note 10 Year Futures	USD	109.000	07/25/25	(50)	USD	(50,000)	(23,374)	(1,563)	21,811
Put- U.S. Treasury Note 10 Year Futures	USD	110.750	07/25/25	(49)	USD	(49,000)	(10,299)	(9,953)	346
Totals							$(123,136)	$(108,088)	$15,048
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SONIA	Annually	3.500%	Annually	03/19/30	GBP	13,920,000	$(121,696)	$(356,980)	$235,284
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	(138,438)	—	(138,438)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(146,542)	—	(146,542)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,149,130)	—	(1,149,130)
Pay	1-Day CDI	Maturity	13.291%	Maturity	01/02/29	BRL	85,700,000	131,583	(885)	132,468
Pay	1-Day CDI	Maturity	13.320%	Maturity	01/02/29	BRL	7,500,000	12,853	—	12,853
Pay	1-Day CDI	Maturity	13.354%	Maturity	01/02/29	BRL	10,300,000	12,686	—	12,686
Pay	1-Day CDI	Maturity	13.926%	Maturity	01/04/27	BRL	13,400,000	(7,044)	—	(7,044)
Pay	1-Day CDI	Maturity	13.927%	Maturity	01/04/27	BRL	129,800,000	(67,658)	1,168	(68,826)
Pay	1-Day CDI	Maturity	14.009%	Maturity	01/04/27	BRL	8,600,000	(1,999)	—	(1,999)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	269,300	(252,472)	521,772
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	41,938	982	40,956
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(34,788)	(14,160)	(20,628)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	306,529	(282,284)	588,813
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	532,253	89,014	443,239
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	602,855	(228,050)	830,905
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(750,086)	—	(750,086)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(508,350)	—	(508,350)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(201,061)	(158,849)	(42,212)
Pay	6M EURIBOR	Annually	2.250%	Annually	09/17/35	EUR	36,000,000	(1,389,088)	(1,705,877)	316,789
Pay	6M EURIBOR	Annually	2.460%	Annually	03/13/35	EUR	1,800,000	(23,921)	—	(23,921)
Pay	6M EURIBOR	Annually	2.610%	Annually	03/24/35	EUR	1,200,000	1,948	—	1,948
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	(8,395)	—	(8,395)
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,300,000	(13,345)	—	(13,345)
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	6,271,619	6,117,780	153,839
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	23,178,960	10,755,985	12,422,975
Receive	12M SOFR	Annually	3.250%	Annually	06/18/30	USD	45,500,000	365,323	646,429	(281,106)
Receive	12M SOFR	Annually	3.250%	Annually	06/18/55	USD	25,400,000	2,962,629	2,366,035	596,594
See accompanying notes to financial statements.
BHFTI-417

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	$4,613,699	$1,724,615	$2,889,084
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	123,856	12,066	111,790
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	9,200,000	672,091	215,845	456,246
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	(393,426)	—	(393,426)
Receive	12M SOFR	Annually	3.642%	Annually	02/15/55	USD	3,100,000	148,857	—	148,857
Receive	12M SOFR	Annually	3.655%	Annually	02/15/55	USD	1,600,000	73,152	—	73,152
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	(437,608)	—	(437,608)
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	(165,850)	—	(165,850)
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	(318,958)	—	(318,958)
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	20,800,000	(178,817)	—	(178,817)
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	(42,802)	—	(42,802)
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	(99,391)	—	(99,391)
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	(74,811)	—	(74,811)
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	(113,695)	—	(113,695)
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	67,167,000	(1,007,947)	(72,506)	(935,441)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	(844,474)	(1,004,972)	160,498
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	(125,790)	—	(125,790)
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	(158,729)	—	(158,729)
Receive	12M SOFR	Annually	3.765%	Annually	12/17/54	USD	4,600,000	123,406	—	123,406
Receive	12M SOFR	Annually	3.807%	Annually	02/15/55	USD	1,600,000	30,591	—	30,591
Receive	12M SOFR	Annually	3.899%	Annually	03/11/35	USD	580,000	(10,514)	—	(10,514)
Receive	12M SOFR	Annually	3.900%	Annually	02/15/35	USD	15,300,000	(299,894)	(43,703)	(256,191)
Receive	12M SOFR	Annually	3.930%	Annually	03/24/35	USD	5,700,000	(117,331)	—	(117,331)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	4,430,000	(151,430)	—	(151,430)
Receive	12M TONA	Annually	1.250%	Annually	06/18/32	JPY	7,670,000,000	(850,875)	(1,409,244)	558,369
Receive	6M CORRA	Semi-Annually	2.740%	Semi-Annually	06/01/34	CAD	2,800,000	25,444	—	25,444
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/33	CAD	3,900,000	(34,881)	13,284	(48,165)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	3,300,000	(19,567)	(3,356)	(16,211)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	2,000,000	(11,859)	717	(12,576)
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,498,510)	(310,210)	(1,188,300)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(532,340)	(34,930)	(497,410)
Receive	6M EURIBOR	Annually	2.250%	Annually	09/17/55	EUR	29,100,000	3,565,902	1,727,680	1,838,222
Receive	6M EURIBOR	Annually	2.350%	Annually	04/29/30	EUR	2,400,000	(12,343)	—	(12,343)
Totals								$32,004,091	$17,793,122	$14,210,969
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.44.V1	1.000%	Quarterly	06/20/30	0.510%	USD	2,700,000	$59,692	$42,118	$17,574
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	0.875%	USD	3,800,000	$511,719	$315,712	$196,007
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.431%	USD	21,100,000	340,554	(73,354)	413,908
Barclays Bank PLC 1.500%, due 04/04/17	1.000%	Quarterly	12/20/25	0.234%	EUR	9,300,000	39,219	24,397	14,822
See accompanying notes to financial statements.
BHFTI-418

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.473%	USD	3,400,000	$42,478	$(71,382)	$113,860
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/29	0.685%	USD	400,000	5,184	(6,272)	11,456
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	06/20/30	0.742%	USD	14,600,000	170,107	24,601	145,506
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.089%	USD	4,700,000	41,289	9,603	31,686
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.107%	USD	500,000	6,520	1,632	4,888
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.263%	USD	7,000,000	938,000	717,377	220,623
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.382%	USD	500,000	7,414	(4,262)	11,676
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.416%	USD	4,900,000	80,551	2,242	78,309
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.462%	USD	1,200,000	21,266	(1,972)	23,238
Totals							$2,204,301	$938,322	$1,265,979
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	1.051%	USD	2,400,000	$(1,758)	$(33,379)	$31,621
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	1.051%	USD	1,700,000	(1,245)	(25,173)	23,928
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	1.051%	USD	3,200,000	(2,344)	(24,452)	22,108
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.165%	USD	2,400,000	(7,484)	(43,275)	35,791
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.165%	USD	400,000	(1,247)	(5,451)	4,204
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.165%	USD	3,200,000	(9,978)	(44,493)	34,515
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.165%	USD	1,300,000	(4,054)	(18,917)	14,863
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.339%	USD	500,000	(3,972)	(21,174)	17,202
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.339%	USD	1,400,000	(11,123)	(59,274)	48,151
Petroleos Mexicanos 1.350%, due 12/31/99 (d)	4.850%	Monthly	07/06/26	DBAG	0.000%	USD	1,835,280	4,547	—	4,547
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	0.750%	USD	3,100,000	11,130	(44,895)	56,025
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	0.750%	USD	31,300,000	112,377	(451,582)	563,959
SoftBank Group Corp. 2.840%, due 12/14/29	1.000%	Quarterly	06/20/26	GSI	1.490%	USD	2,100,000	(9,814)	(13,839)	4,025
Totals								$75,035	$(785,904)	$860,939
See accompanying notes to financial statements.
BHFTI-419

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V2	5.000%	Quarterly	12/20/29	BNP	0.464%	EUR	14,372,446	$3,093,976	$2,638,250	$455,726
ITRX.EUR.XOVER.42.V2	5.000%	Quarterly	12/20/29	JPMC	0.464%	EUR	24,118,147	5,191,947	4,476,354	715,593
Totals								$8,285,923	$7,114,604	$1,171,319
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M FEDL	Monthly	09/24/25	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	129,324,000	$(2,208,000)	$—	$(2,208,000)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$8,413,977	OTC swap contracts at market value (a)	$2,261,019
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,283,553
			Written options at value	1,378
Foreign Exchange	Investments at market value (d)	245,128
	Unrealized appreciation on forward foreign currency exchange contracts	9,059,237	Unrealized depreciation on forward foreign currency exchange contracts	19,751,359
Interest Rate	Investments at market value (d)	574,409
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	22,726,780	Unrealized depreciation on centrally cleared swap contracts (b) (c)	8,515,811
	Unrealized appreciation on futures contracts (c) (e)	12,405,569	Unrealized depreciation on futures contracts (c) (e)	1,667,898
			Written options at value (f)	1,381,885
Total		$54,708,653		$33,579,350

(a)	Excludes OTC swap interest receivable of $392,320.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Includes exchange traded written options with a value of $108,088 that are not subject to a master netting agreement.
See accompanying notes to financial statements.
BHFTI-420

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$94,762	$(94,762)	$—	$—
Barclays Bank PLC	1,022,820	(874,836)	(147,984)	—
BNP Paribas SA	3,287,872	(1,896,885)	(1,390,987)	—
Citibank NA	3,836,573	(3,836,573)	—	—
Deutsche Bank AG	2,348,546	(2,323,437)	—	25,109
Goldman Sachs Bank USA	827,785	(827,785)	—	—
JPMorgan Chase Bank NA	5,952,201	(5,627,494)	(324,707)	—
Morgan Stanley & Co. International PLC	197,272	(197,272)	—	—
Morgan Stanley Capital Services LLC	384,380	(384,380)	—	—
Societe Generale Paris	51,738	(51,738)	—	—
UBS AG	288,802	(73,196)	—	215,606
	$18,292,751	$(16,188,358)	$(1,863,678)	$240,715
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$5,591,713	$(94,762)	$(4,962,309)	$534,642
Barclays Bank PLC	874,836	(874,836)	—	—
BNP Paribas SA	1,896,885	(1,896,885)	—	—
Citibank NA	4,855,041	(3,836,573)	(1,018,468)	—
Deutsche Bank AG	2,323,437	(2,323,437)	—	—
Goldman Sachs Bank USA	1,089,714	(827,785)	(261,929)	—
Goldman Sachs International	32,131	—	(32,131)	—
JPMorgan Chase Bank NA	5,627,494	(5,627,494)	—	—
Morgan Stanley & Co. International PLC	273,122	(197,272)	—	75,850
Morgan Stanley Capital Services LLC	598,058	(384,380)	—	213,678
Societe Generale Paris	51,926	(51,738)	—	188
UBS AG	73,196	(73,196)	—	—
	$23,287,553	$(16,188,358)	$(6,274,837)	$824,358

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(823,332)	$—	$(47,500)	$(870,832)
Forward foreign currency transactions	—	—	(10,619,315)	(10,619,315)
Futures contracts	4,606,870	—	—	4,606,870
Swap contracts	4,500,151	6,005	—	4,506,156
Written options	2,503,106	40,063	—	2,543,169
	$10,786,795	$46,068	$(10,666,815)	$166,048
See accompanying notes to financial statements.
BHFTI-421

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(204,444)	$—	$(69,340)	$(273,784)
Forward foreign currency transactions	—	—	(19,336,722)	(19,336,722)
Futures contracts	13,869,626	—	—	13,869,626
Swap contracts	(6,851,316)	(1,300,961)	—	(8,152,277)
Written options	27,416	22,620	—	50,036
	$6,841,282	$(1,278,341)	$(19,406,062)	$(13,843,121)
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$1,528,583,512
Forward foreign currency transactions	1,686,482,737
Futures contracts long	879,541,783
Futures contracts short	(114,301,805)
Swap contracts	1,413,875,552
Written options	(293,618,440)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,773,537,912	$—	$1,773,537,912
Corporate Bonds & Notes
Aerospace/Defense	—	17,408,525	—	17,408,525
Agriculture	—	21,111,716	—	21,111,716
Airlines	—	14,532,833	—	14,532,833
Auto Manufacturers	—	135,526,066	—	135,526,066
Banks	—	596,842,789	—	596,842,789
Beverages	—	2,711,202	—	2,711,202
Biotechnology	—	2,980,171	—	2,980,171
Chemicals	—	5,008,532	—	5,008,532
Diversified Financial Services	—	123,187,932	—	123,187,932
Electric	—	168,013,964	—	168,013,964
Electronics	—	10,377,262	—	10,377,262
Environmental Control	—	3,880,851	—	3,880,851
Food	—	15,631,330	—	15,631,330
Gas	—	21,611,353	—	21,611,353
Healthcare-Services	—	27,260,941	—	27,260,941
Insurance	—	53,082,622	—	53,082,622
Internet	—	2,334,190	—	2,334,190
Investment Companies	—	17,364,006	1,516,500	18,880,506
Lodging	—	13,076,821	—	13,076,821
Media	—	9,941,073	—	9,941,073
Oil & Gas	—	14,787,163	—	14,787,163
Pharmaceuticals	—	33,000,954	—	33,000,954
Pipelines	—	36,019,661	—	36,019,661
Real Estate	—	6,850,750	—	6,850,750
Real Estate Investment Trusts	—	139,406,691	—	139,406,691
Retail	—	4,187,517	—	4,187,517
Savings & Loans	—	7,689,433	—	7,689,433
Semiconductors	—	26,553,376	—	26,553,376
Shipbuilding	—	12,848,169	—	12,848,169
Software	—	25,592,395	—	25,592,395
Telecommunications	—	14,620,534	—	14,620,534
See accompanying notes to financial statements.
BHFTI-422

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of June 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Water	$—	$22,530	$—	$22,530
Total Corporate Bonds & Notes	—	1,583,463,352	1,516,500	1,584,979,852
Total U.S. Treasury & Government Agencies*	—	637,536,378	—	637,536,378
Total Non-Agency Mortgage-Backed Securities*	—	420,319,164	—	420,319,164
Total Asset-Backed Securities*	—	303,819,989	—	303,819,989
Total Foreign Government*	—	260,945,895	—	260,945,895
Total Municipals*	—	37,548,656	—	37,548,656
Floating Rate Loans
Commercial Services	—	894,375	—	894,375
Investment Companies	—	—	5,217,341	5,217,341
Total Floating Rate Loans	—	894,375	5,217,341	6,111,716
Total Short-Term Investments*	—	101,279,016	—	101,279,016
Total Purchased Options at Value	—	819,537	—	819,537
Total Investments	$—	$5,120,164,274	$6,733,841	$5,126,898,115
Reverse Repurchase Agreements (Liability)	$—	$(99,407,500)	$—	$(99,407,500)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,059,237	$—	$9,059,237
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(19,751,359)	—	(19,751,359)
Total Forward Contracts	$—	$(10,692,122)	$—	$(10,692,122)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,405,569	$—	$—	$12,405,569
Futures Contracts (Unrealized Depreciation)	(1,667,898)	—	—	(1,667,898)
Total Futures Contracts	$10,737,671	$—	$—	$10,737,671
Written Options
Credit Default Swaptions at Value	$—	$(1,378)	$—	$(1,378)
Interest Rate Swaptions at Value	—	(1,273,797)	—	(1,273,797)
Options on Exchange-Traded Futures Contracts at Value	(108,088)	—	—	(108,088)
Total Written Options	$(108,088)	$(1,275,175)	$—	$(1,383,263)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$24,010,333	$—	$24,010,333
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(8,515,811)	—	(8,515,811)
Total Centrally Cleared Swap Contracts	$—	$15,494,522	$—	$15,494,522
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$8,409,430	$4,547	$8,413,977
OTC Swap Contracts at Value (Liabilities)	—	(2,261,019)	—	(2,261,019)
Total OTC Swap Contracts	$—	$6,148,411	$4,547	$6,152,958

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-423

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2025
Assets
Investments at value (a)	$5,126,898,115
Cash denominated in foreign currencies (b)	6,338,666
Cash collateral (c)	12,264,000
OTC swap contracts at market value (d)	8,413,977
Unrealized appreciation on forward foreign currency exchange contracts	9,059,237
Unrealized appreciation on unfunded commitments (e)	1,069
Receivable for:
TBA securities sold	1,824,179,664
Premiums on written options	57,092
Fund shares sold	1,865,754
Principal paydowns	8,542
Interest	32,914,080
Interest on OTC swap contracts	392,320
Variation margin on futures contracts	2,788,935
Variation margin on centrally cleared swap contracts	288,332
Forward foreign currency exchange contracts	6,668,521
Prepaid expenses	28,119
Total Assets	7,032,166,423
Liabilities
Due to custodian	6,218,893
Due to Broker	99,831
Written options at value (f)	1,383,263
Reverse repurchase agreements	99,407,500
OTC swap contracts at market value (g)	2,261,019
Cash collateral (h)	22,973,048
Unrealized depreciation on forward foreign currency exchange contracts	19,751,359
Payable for:
Investments purchased	52,436,324
TBA securities purchased	3,263,491,853
Fund shares redeemed	406,989
Interest on reverse repurchase agreements	227,858
Accrued Expenses:
Management fees	1,310,026
Distribution and service fees	385,892
Deferred trustees’ fees	224,101
Other expenses	887,065
Total Liabilities	3,471,465,021
Commitments and contingent liabilitites (e)	—
Net Assets	$3,560,701,402
Net Assets Consist of:
Paid in surplus	$4,262,363,545
Distributable earnings (Accumulated losses)	(701,662,143)
Net Assets	$3,560,701,402
Net Assets
Class A	$1,648,537,631
Class B	1,895,882,608
Class E	16,281,163
Capital Shares Outstanding*
Class A	169,112,602
Class B	198,699,847
Class E	1,682,423
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.75
Class B	9.54
Class E	9.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $5,348,300,857.
(b)	Identified cost of cash denominated in foreign currencies was $6,238,281.
(c)	Includes collateral of $4,532,000 for futures contracts and $7,732,000 for centrally cleared swap contracts.
(d)	Net premium paid on OTC swap contracts was $6,618,127.
(e)	See Note 8 of the Notes to Financial Statements.
(f)	Premiums received on written options were $1,626,585.
(g)	Net premium received on OTC swap contracts was $289,427.
(h)	Includes collateral of $3,410,000 for OTC derivatives contracts, $1,158,000 for reverse repurchase agreements and $18,405,048 for TBA securities.
Statement of Operations

Six Months Ended June 30, 2025
Investment Income
Interest (a)	$84,584,747
Total investment income	84,584,747
Expenses
Management fees	8,603,213
Administration fees	83,421
Custodian and accounting fees	202,649
Distribution and service fees—Class B	2,392,713
Distribution and service fees—Class E	12,498
Interest expense	1,551,618
Audit and tax services	65,823
Legal	22,746
Trustees’ fees and expenses	20,035
Shareholder reporting	85,516
Insurance	16,168
Miscellaneous	19,042
Total expenses	13,075,442
Less management fee waiver	(536,399)
Net expenses	12,539,043
Net Investment Income	72,045,704
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(13,599,021)
Purchased options	(870,832)
Futures contracts	4,606,870
Written options	2,543,169
Swap contracts	4,506,156
Foreign currency transactions	919,161
Forward foreign currency transactions	(10,619,315)
Net realized gain (loss)	(12,513,812)
Net change in unrealized appreciation (depreciation) on:
Investments	118,631,428
Unfunded commitments	28,061
Purchased options	(273,784)
Futures contracts	13,869,626
Written options	50,036
Swap contracts	(8,152,277)
Foreign currency transactions	831,853
Forward foreign currency transactions	(19,336,722)
Net change in unrealized appreciation (depreciation)	105,648,221
Net realized and unrealized gain (loss)	93,134,409
Net Increase (Decrease) in Net Assets From Operations	$165,180,113

(a)	Net of foreign withholding taxes of $32,753.
See accompanying notes to financial statements.
BHFTI-424

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$72,045,704	$166,579,423
Net realized gain (loss)	(12,513,812)	(63,324,703)
Net change in unrealized appreciation (depreciation)	105,648,221	(756,891)
Increase (decrease) in net assets from operations	165,180,113	102,497,829
From Distributions to Shareholders
Class A	(95,200,617)	(56,680,185)
Class B	(106,749,248)	(58,200,005)
Class E	(925,350)	(552,552)
Total distributions	(202,875,215)	(115,432,742)
Increase (decrease) in net assets from capital share transactions	(61,929,368)	(271,000,232)
Total increase (decrease) in net assets	(99,624,470)	(283,935,145)
Net Assets
Beginning of period	3,660,325,872	3,944,261,017
End of period	$3,560,701,402	$3,660,325,872

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	2,760,489	$27,818,347	1,610,505	$15,918,731
Reinvestments	9,906,412	95,200,617	5,861,446	56,680,185
Redemptions	(13,023,416)	(131,235,869)	(28,071,171)	(278,325,309)
Net increase (decrease)	(356,515)	$(8,216,905)	(20,599,220)	$(205,726,393)
Class B
Sales	2,559,195	$24,956,162	10,757,520	$104,132,282
Reinvestments	11,356,303	106,749,248	6,145,724	58,200,005
Redemptions	(18,668,932)	(184,277,421)	(23,201,898)	(225,452,946)
Net increase (decrease)	(4,753,434)	$(52,572,011)	(6,298,654)	$(63,120,659)
Class E
Sales	21,955	$216,293	98,429	$967,729
Reinvestments	96,997	925,350	57,558	552,552
Redemptions	(229,315)	(2,282,095)	(374,329)	(3,673,461)
Net increase (decrease)	(110,363)	$(1,140,452)	(218,342)	$(2,153,180)
Increase (decrease) derived from capital shares transactions		$(61,929,368)		$(271,000,232)
See accompanying notes to financial statements.
BHFTI-425

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.88	$9.92	$9.64	$11.63	$12.53	$12.00
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.44	0.38	0.28	0.25	0.29
Net realized and unrealized gain (loss)	0.26	(0.18)	0.21	(1.94)	(0.39)	0.75
Total income (loss) from investment operations	0.47	0.26	0.59	(1.66)	(0.14)	1.04
Less Distributions
Distributions from net investment income	(0.60)	(0.30)	(0.31)	(0.33)	(0.25)	(0.51)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.60)	(0.30)	(0.31)	(0.33)	(0.76)	(0.51)
Net Asset Value, End of Period	$9.75	$9.88	$9.92	$9.64	$11.63	$12.53
Total Return (%) (b)	4.80 (c)	2.73	6.22	(14.34)	(1.13)	8.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.61	0.57	0.52	0.50	0.59
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51 (d)	0.51	0.51	0.51	0.50	0.51
Net ratio of expenses to average net assets (%) (e) (f)	0.57 (d)	0.57	0.54	0.48	0.46	0.55
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.48 (d)	0.48	0.48	0.47	0.46	0.47
Ratio of net investment income (loss) to average net assets (%)	4.18 (d)	4.43	3.94	2.72	2.06	2.38
Portfolio turnover rate (%)	279 (c)(g)	603 (g)	524 (g)	423 (g)	326 (g)	504 (g)
Net assets, end of period (in millions)	$1,648.5	$1,674.9	$1,886.1	$1,857.1	$2,488.0	$2,424.1

	Class B
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.67	$9.72	$9.44	$11.39	$12.29	$11.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.41	0.35	0.25	0.21	0.26
Net realized and unrealized gain (loss)	0.25	(0.18)	0.21	(1.90)	(0.38)	0.73
Total income (loss) from investment operations	0.44	0.23	0.56	(1.65)	(0.17)	0.99
Less Distributions
Distributions from net investment income	(0.57)	(0.28)	(0.28)	(0.30)	(0.22)	(0.48)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.57)	(0.28)	(0.28)	(0.30)	(0.73)	(0.48)
Net Asset Value, End of Period	$9.54	$9.67	$9.72	$9.44	$11.39	$12.29
Total Return (%) (b)	4.63 (c)	2.43	6.05	(14.56)	(1.39)	8.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.86	0.82	0.77	0.75	0.84
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76 (d)	0.76	0.76	0.76	0.75	0.76
Net ratio of expenses to average net assets (%) (e) (f)	0.82 (d)	0.82	0.79	0.73	0.71	0.80
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.73 (d)	0.73	0.73	0.72	0.71	0.72
Ratio of net investment income (loss) to average net assets (%)	3.93 (d)	4.18	3.69	2.47	1.81	2.13
Portfolio turnover rate (%)	279 (c)(g)	603 (g)	524 (g)	423 (g)	326 (g)	504 (g)
Net assets, end of period (in millions)	$1,895.9	$1,967.8	$2,038.4	$2,038.5	$2,738.3	$2,765.6

See accompanying notes to financial statements.
BHFTI-426

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.81	$9.85	$9.56	$11.52	$12.42	$11.90
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.42	0.36	0.25	0.23	0.27
Net realized and unrealized gain (loss)	0.25	(0.17)	0.21	(1.91)	(0.39)	0.74
Total income (loss) from investment operations	0.45	0.25	0.57	(1.66)	(0.16)	1.01
Less Distributions
Distributions from net investment income	(0.58)	(0.29)	(0.28)	(0.30)	(0.23)	(0.49)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.51)	0.00
Total distributions	(0.58)	(0.29)	(0.28)	(0.30)	(0.74)	(0.49)
Net Asset Value, End of Period	$9.68	$9.81	$9.85	$9.56	$11.52	$12.42
Total Return (%) (b)	4.65 (c)	2.59	6.13	(14.45)	(1.30)	8.63
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75 (d)	0.76	0.72	0.67	0.65	0.74
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66 (d)	0.66	0.66	0.66	0.65	0.66
Net ratio of expenses to average net assets (%) (e) (f)	0.72 (d)	0.72	0.69	0.63	0.61	0.70
Net ratio of expenses to average net assets excluding interest expense (%) (e) (f)	0.63 (d)	0.63	0.63	0.62	0.61	0.62
Ratio of net investment income (loss) to average net assets (%)	4.03 (d)	4.28	3.79	2.39	1.92	2.23
Portfolio turnover rate (%)	279 (c)(g)	603 (g)	524 (g)	423 (g)	326 (g)	504 (g)
Net assets, end of period (in millions)	$16.3	$17.6	$19.8	$19.4	$77.2	$35.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2025 and for each of the years ended December 31,
2024 through 2020 (see Note 6 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 10%, 30%, 24%, 23%, 28%, and 34% for the six months ended June 30,
2025,and for the years ended  December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-427

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—57.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.7%
Airbus SE	1,318	$275,784
ATI, Inc. (a)	2,849	245,983
Axon Enterprise, Inc. (a)	449	371,745
BAE Systems PLC	8,539	221,068
Curtiss-Wright Corp.	144	70,351
General Dynamics Corp.	803	234,203
General Electric Co.	9,554	2,459,104
HEICO Corp. (b)	782	256,496
Howmet Aerospace, Inc.	11,405	2,122,813
Kongsberg Gruppen ASA	10,115	392,343
Rheinmetall AG	18	38,083
Rolls-Royce Holdings PLC	16,934	224,990
RTX Corp.	10,496	1,532,626
Saab AB - Class B	1,899	106,065
Safran SA	1,399	455,632
TransDigm Group, Inc.	638	970,168
		9,977,454
Air Freight & Logistics — 0.1%
DSV AS	909	218,359
FedEx Corp. (b)	959	217,990
United Parcel Service, Inc. - Class B	1,302	131,424
		567,773
Automobile Components — 0.0%
Aptiv PLC (a)	796	54,303
Niterra Co. Ltd.	1,200	39,989
Sumitomo Electric Industries Ltd.	3,800	81,014
		175,306
Automobiles — 0.9%
Ferrari NV	1,012	496,178
Ford Motor Co. (b)	10,353	112,330
General Motors Co.	3,996	196,643
Honda Motor Co. Ltd.	12,700	122,463
Mercedes-Benz Group AG	2,071	121,174
Rivian Automotive, Inc. - Class A (a) (b)	3,100	42,594
Stellantis NV	9,181	92,065
Suzuki Motor Corp.	9,800	118,062
Tesla, Inc. (a)	10,093	3,206,143
Toyota Motor Corp.	34,900	599,483
		5,107,135
Banks — 3.6%
ABN AMRO Bank NV	3,447	94,379
ANZ Group Holdings Ltd.	11,046	212,012
Banco Bilbao Vizcaya Argentaria SA	13,382	205,817
Banco Santander SA	84,652	700,798
Bank of America Corp.	27,180	1,286,158
Bank of Montreal	2,317	256,771
Bank of Nova Scotia (b)	3,081	170,369
Barclays PLC	81,925	379,451
BNP Paribas SA	5,451	490,968
CaixaBank SA	15,195	131,646
Citigroup, Inc.	7,989	680,024
Security Description	Shares	Value
Banks—(Continued)
Citizens Financial Group, Inc.	1,725	$77,194
Commerzbank AG	3,143	99,168
Commonwealth Bank of Australia	3,579	435,222
Danske Bank AS	2,467	100,581
DBS Group Holdings Ltd.	15,120	534,633
Erste Group Bank AG	2,590	220,138
Eurobank Ergasias Services & Holdings SA - Class A	14,032	48,324
Fifth Third Bancorp	1,586	65,232
First Citizens BancShares, Inc. - Class A (b)	25	48,912
First Horizon Corp.	2,033	43,100
HSBC Holdings PLC	79,780	966,005
Huntington Bancshares, Inc.	3,486	58,425
ING Groep NV	16,411	360,137
Intesa Sanpaolo SpA	99,391	572,921
JPMorgan Chase & Co.	16,725	4,848,745
KBC Group NV	989	101,726
KeyCorp	3,249	56,598
Lloyds Banking Group PLC	287,425	302,686
M&T Bank Corp.	517	100,293
Mediobanca Banca di Credito Finanziario SpA	3,336	77,585
Mitsubishi UFJ Financial Group, Inc.	54,700	748,932
Mizuho Financial Group, Inc.	19,690	542,049
National Australia Bank Ltd.	7,810	202,337
National Bank of Canada	1,177	121,456
NatWest Group PLC	19,797	139,004
Nordea Bank Abp	10,426	155,255
NU Holdings Ltd. - Class A (a)	3,609	49,516
Oversea-Chinese Banking Corp. Ltd.	16,500	211,841
PNC Financial Services Group, Inc.	1,882	350,842
Popular, Inc.	411	45,296
Regions Financial Corp.	3,395	79,850
Resona Holdings, Inc.	7,000	64,249
Royal Bank of Canada	6,334	834,781
Societe Generale SA	3,380	193,675
Standard Chartered PLC	16,460	272,784
Sumitomo Mitsui Financial Group, Inc.	19,600	491,372
Toronto-Dominion Bank	6,103	448,890
Truist Financial Corp.	6,890	296,201
U.S. Bancorp	16,340	739,385
UniCredit SpA	9,580	642,531
United Overseas Bank Ltd.	4,700	133,159
Wells Fargo & Co.	13,673	1,095,481
Westpac Banking Corp.	8,704	193,988
		21,778,892
Beverages — 0.7%
Anheuser-Busch InBev SA	3,646	250,675
Coca-Cola Co.	28,444	2,012,413
Diageo PLC	6,311	158,744
Keurig Dr. Pepper, Inc.	4,345	143,646
Kirin Holdings Co. Ltd.	14,000	196,053
Monster Beverage Corp. (a)	8,496	532,189
PepsiCo, Inc.	4,576	604,215
Pernod Ricard SA	864	86,306
		3,984,241
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-428

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology — 0.7%
AbbVie, Inc.	8,608	$1,597,817
Alnylam Pharmaceuticals, Inc. (a)	343	111,849
Amgen, Inc.	1,903	531,337
Argenx SE (a)	163	89,863
Biogen, Inc. (a)	231	29,011
CSL Ltd.	1,590	250,624
Exelixis, Inc. (a)	3,476	153,205
Gilead Sciences, Inc.	4,052	449,245
Halozyme Therapeutics, Inc. (a)	1,247	64,869
Incyte Corp. (a)	706	48,078
Regeneron Pharmaceuticals, Inc.	180	94,500
Vertex Pharmaceuticals, Inc. (a)	959	426,947
		3,847,345
Broadline Retail — 2.0%
Amazon.com, Inc. (a)	45,864	10,062,103
Dollarama, Inc.	2,166	305,189
eBay, Inc.	1,964	146,239
MercadoLibre, Inc. (a)	268	700,453
Next PLC	433	73,974
Prosus NV	6,843	383,324
Wesfarmers Ltd.	4,534	252,918
		11,924,200
Building Products — 0.4%
Allegion PLC	1,129	162,711
Armstrong World Industries, Inc.	855	138,886
Assa Abloy AB - Class B	5,691	177,956
Carrier Global Corp.	6,683	489,129
Cie de Saint-Gobain SA	5,075	597,014
Daikin Industries Ltd.	900	106,325
Sanwa Holdings Corp.	3,600	119,349
Trane Technologies PLC (b)	1,439	629,433
		2,420,803
Capital Markets — 2.0%
Ameriprise Financial, Inc.	599	319,704
Bank of New York Mellon Corp.	5,470	498,372
Blackrock, Inc.	1,249	1,310,513
Blackstone, Inc.	2,747	410,896
Brookfield Asset Management Ltd. - Class A	2,220	122,872
Brookfield Corp.	3,680	227,759
Charles Schwab Corp.	6,539	596,618
CME Group, Inc.	747	205,888
Coinbase Global, Inc. - Class A (a) (b)	885	310,184
Deutsche Bank AG	7,754	230,052
Deutsche Boerse AG	573	186,971
Euronext NV	597	102,157
Futu Holdings Ltd. (ADR)	571	70,570
Goldman Sachs Group, Inc.	1,281	906,628
Hong Kong Exchanges & Clearing Ltd.	6,000	321,033
Intercontinental Exchange, Inc.	2,659	487,847
KKR & Co., Inc.	615	81,814
London Stock Exchange Group PLC	1,662	242,849
Macquarie Group Ltd.	1,518	228,557
Moody's Corp.	2,127	1,066,882
Security Description	Shares	Value
Capital Markets—(Continued)
Morgan Stanley	10,295	$1,450,154
MSCI, Inc.	362	208,780
Nomura Holdings, Inc.	22,000	144,479
Robinhood Markets, Inc. - Class A (a)	3,661	342,779
S&P Global, Inc.	2,366	1,247,568
SBI Holdings, Inc.	1,600	55,587
State Street Corp.	1,293	137,498
Stifel Financial Corp.	398	41,304
Swissquote Group Holding SA	114	64,751
Tradeweb Markets, Inc. - Class A	698	102,187
UBS Group AG	14,008	475,966
		12,199,219
Chemicals — 0.8%
Air Liquide SA	2,950	609,310
Air Products & Chemicals, Inc. (b)	484	136,517
BASF SE	2,600	128,244
Corteva, Inc.	4,284	319,286
Dow, Inc.	2,721	72,052
DuPont de Nemours, Inc.	1,666	114,271
Ecolab, Inc.	2,986	804,548
Givaudan SA	31	150,363
International Flavors & Fragrances, Inc.	603	44,351
Linde PLC	2,180	1,022,812
Novonesis (Novozymes) - B Shares	1,900	136,431
RPM International, Inc.	720	79,085
Sherwin-Williams Co.	2,566	881,062
Shin-Etsu Chemical Co. Ltd.	5,700	187,831
Sika AG	503	136,497
Toray Industries, Inc.	13,200	90,160
		4,912,820
Commercial Services & Supplies — 0.6%
Brambles Ltd.	8,270	127,482
Cintas Corp.	4,663	1,039,243
Copart, Inc. (a)	1,417	69,532
Japan Elevator Service Holdings Co. Ltd.	5,000	144,250
Republic Services, Inc.	2,017	497,412
Rollins, Inc.	4,050	228,501
Veralto Corp.	904	91,259
Waste Connections, Inc.	2,857	533,557
Waste Management, Inc.	2,522	577,084
		3,308,320
Communications Equipment — 0.6%
Accton Technology Corp.	3,000	74,587
Arista Networks, Inc. (a)	15,060	1,540,788
Cisco Systems, Inc.	19,120	1,326,546
Motorola Solutions, Inc.	1,384	581,917
Nokia OYJ	24,441	126,387
Telefonaktiebolaget LM Ericsson - B Shares	11,673	100,042
		3,750,267
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	1,608	111,671
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-429

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering—(Continued)
Eiffage SA	677	$95,210
EMCOR Group, Inc.	246	131,583
HOCHTIEF AG	1,100	216,714
MasTec, Inc. (a)	433	73,796
Obayashi Corp.	6,100	92,311
Quanta Services, Inc.	491	185,637
Stantec, Inc.	591	64,306
Taisei Corp.	1,900	110,576
Vinci SA	3,179	469,259
		1,551,063
Construction Materials — 0.2%
Amrize Ltd. (a)	2,617	130,545
CRH PLC	3,582	328,828
Heidelberg Materials AG	898	210,980
Holcim AG	2,617	195,066
James Hardie Industries PLC (a)	4,161	114,862
Vulcan Materials Co.	490	127,802
		1,108,083
Consumer Finance — 0.4%
American Express Co.	5,622	1,793,306
Capital One Financial Corp.	3,409	725,299
Synchrony Financial	942	62,869
		2,581,474
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	2,284	2,261,023
Dollar General Corp.	521	59,592
Dollar Tree, Inc. (a)	366	36,249
Kesko OYJ - B Shares	4,382	108,170
Koninklijke Ahold Delhaize NV	14,026	586,394
Kroger Co. (b)	4,103	294,308
Loblaw Cos. Ltd.	1,987	328,674
Metro, Inc.	2,203	173,053
Seven & i Holdings Co. Ltd.	9,200	148,381
Sysco Corp.	1,871	141,710
Target Corp.	869	85,727
Walmart, Inc.	21,140	2,067,069
Woolworths Group Ltd.	5,985	122,552
		6,412,902
Containers & Packaging — 0.0%
International Paper Co.	3,225	151,027
Packaging Corp. of America	368	69,349
		220,376
Diversified Consumer Services — 0.0%
Frontdoor, Inc. (a)	716	42,201
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	31,797	920,205
Cellnex Telecom SA (a)	1,327	51,679
Deutsche Telekom AG	22,060	807,665
Koninklijke KPN NV	66,949	326,773
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Nippon Telegraph & Telephone Corp.	40,900	$43,678
Singapore Telecommunications Ltd.	78,900	237,098
Telstra Group Ltd.	56,190	178,994
Verizon Communications, Inc.	18,861	816,115
		3,382,207
Electric Utilities — 0.8%
Constellation Energy Corp. (b)	1,448	467,357
Duke Energy Corp.	2,486	293,348
Edison International	1,717	88,597
Endesa SA (b)	3,541	112,167
Enel SpA	19,634	186,350
Eversource Energy	1,641	104,401
Exelon Corp.	6,915	300,249
Hydro One Ltd.	7,948	286,402
Iberdrola SA	40,436	777,320
NextEra Energy, Inc.	16,641	1,155,218
NRG Energy, Inc.	1,012	162,507
Redeia Corp. SA	7,305	156,433
Southern Co. (b)	5,338	490,189
Terna - Rete Elettrica Nazionale	30,524	313,969
		4,894,507
Electrical Equipment — 1.1%
ABB Ltd.	13,003	777,341
Acuity, Inc. (b)	248	73,988
Eaton Corp. PLC	2,198	784,664
Emerson Electric Co. (b)	6,269	835,846
Fujikura Ltd.	4,000	210,190
Furukawa Electric Co. Ltd.	1,400	67,886
GE Vernova, Inc.	3,381	1,789,056
HD Hyundai Electric Co. Ltd.	664	249,376
Legrand SA	807	107,794
Nexans SA	584	76,438
NIDEC Corp.	5,000	96,785
nVent Electric PLC	982	71,932
Prysmian SpA	1,514	106,767
Rockwell Automation, Inc.	427	141,837
Schneider Electric SE (b)	3,365	897,305
Siemens Energy AG (a)	1,899	219,453
Vertiv Holdings Co. - Class A	1,754	225,231
Vestas Wind Systems AS	3,305	49,661
		6,781,550
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	3,669	362,314
CDW Corp.	579	103,404
Celestica, Inc. (a)	942	147,178
Coherent Corp. (a)	418	37,290
Corning, Inc.	6,231	327,688
Delta Electronics, Inc.	5,000	70,392
Jabil, Inc.	323	70,446
Keyence Corp.	900	361,385
Keysight Technologies, Inc. (a)	762	124,861
Murata Manufacturing Co. Ltd.	6,600	97,627
TE Connectivity PLC	1,779	300,064
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-430

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Yokogawa Electric Corp.	7,300	$194,519
Zebra Technologies Corp. - Class A (a)	302	93,125
		2,290,293
Energy Equipment & Services — 0.0%
Baker Hughes Co.	3,251	124,644
Schlumberger NV	2,524	85,311
		209,955
Entertainment — 1.4%
Capcom Co. Ltd.	2,900	99,006
Electronic Arts, Inc.	792	126,482
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,171	540,370
Live Nation Entertainment, Inc. (a) (b)	2,821	426,761
Netflix, Inc. (a)	3,164	4,237,007
Nintendo Co. Ltd.	5,100	489,177
ROBLOX Corp. - Class A (a)	824	86,685
Sea Ltd. (ADR) (a)	2,526	404,008
Spotify Technology SA (a)	956	733,577
Take-Two Interactive Software, Inc. (a)	637	154,695
Tencent Music Entertainment Group (ADR) (b)	1,848	36,018
Walt Disney Co.	9,695	1,202,277
Warner Bros Discovery, Inc. (a)	8,403	96,298
		8,632,361
Financial Services — 1.9%
Adyen NV (a)	43	78,953
Apollo Global Management, Inc. (b)	1,277	181,168
Berkshire Hathaway, Inc. - Class B (a)	7,774	3,776,376
Block, Inc. (a)	2,596	176,346
Fidelity National Information Services, Inc.	1,652	134,489
Fiserv, Inc. (a)	2,364	407,577
Global Payments, Inc.	879	70,355
Mastercard, Inc. - Class A	4,258	2,392,741
MGIC Investment Corp.	1,651	45,964
PayPal Holdings, Inc. (a)	3,973	295,273
Radian Group, Inc.	1,222	44,016
Shift4 Payments, Inc. - Class A (a) (b)	356	35,283
Toast, Inc. - Class A (a)	2,236	99,033
Visa, Inc. - Class A (b)	10,912	3,874,306
		11,611,880
Food Products — 0.3%
Ajinomoto Co., Inc.	4,900	130,776
Archer-Daniels-Midland Co.	1,677	88,512
Conagra Brands, Inc.	3,289	67,326
Danone SA	2,291	187,182
General Mills, Inc. (b)	1,566	81,134
Mondelez International, Inc. - Class A (b)	4,498	303,345
Nestle SA (b)	8,938	887,739
		1,746,014
Gas Utilities — 0.1%
Atmos Energy Corp. (b)	1,216	187,398
Hong Kong & China Gas Co. Ltd.	52,857	44,411
Security Description	Shares	Value
Gas Utilities—(Continued)
Italgas SpA	41,221	$350,431
		582,240
Ground Transportation — 0.5%
Canadian National Railway Co.	1,728	180,052
Canadian Pacific Kansas City Ltd.	3,277	260,331
CSX Corp.	6,337	206,776
Norfolk Southern Corp.	603	154,350
Old Dominion Freight Line, Inc. (b)	841	136,494
TFI International, Inc.	575	51,616
Uber Technologies, Inc. (a)	13,854	1,292,578
Union Pacific Corp.	2,479	570,369
		2,852,566
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	6,696	910,723
Align Technology, Inc. (a)	166	31,429
Baxter International, Inc.	1,354	40,999
Becton Dickinson & Co.	869	149,685
Boston Scientific Corp. (a)	16,620	1,785,154
Dexcom, Inc. (a)	1,112	97,067
Edwards Lifesciences Corp. (a)	1,194	93,383
EssilorLuxottica SA	1,611	442,559
GE HealthCare Technologies, Inc.	1,456	107,846
Hoya Corp.	2,200	261,173
IDEXX Laboratories, Inc. (a) (b)	1,195	640,926
Intuitive Surgical, Inc. (a)	2,202	1,196,589
Koninklijke Philips NV	4,062	97,523
Medtronic PLC	5,325	464,180
Olympus Corp.	6,000	71,193
ResMed, Inc.	1,052	271,416
Solventum Corp. (a)	273	20,704
Stryker Corp.	3,095	1,224,475
Sysmex Corp.	3,000	52,204
Zimmer Biomet Holdings, Inc. (b)	880	80,265
		8,039,493
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	2,123	356,664
Cencora, Inc.	1,258	377,211
Centene Corp. (a)	1,568	85,111
Cigna Group	1,219	402,977
CVS Health Corp.	2,574	177,554
Elevance Health, Inc.	853	331,783
HCA Healthcare, Inc.	1,714	656,633
Hims & Hers Health, Inc. (a) (b)	2,116	105,483
Humana, Inc.	320	78,234
McKesson Corp.	879	644,114
Quest Diagnostics, Inc.	1,645	295,491
UnitedHealth Group, Inc.	4,280	1,335,232
		4,846,487
Health Care REITs — 0.3%
CareTrust REIT, Inc.	2,099	64,229
Omega Healthcare Investors, Inc.	6,223	228,073
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-431

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs—(Continued)
Sabra Health Care REIT, Inc.	6,872	$126,720
Ventas, Inc.	6,261	395,382
Welltower, Inc.	5,066	778,796
		1,593,200
Health Care Technology — 0.1%
Veeva Systems, Inc. - Class A (a) (b)	2,110	607,638
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. - Class A (a)	956	126,517
Amadeus IT Group SA	1,360	115,054
Aristocrat Leisure Ltd.	3,599	154,387
Booking Holdings, Inc.	322	1,864,135
Chipotle Mexican Grill, Inc. (a)	5,904	331,510
Compass Group PLC	3,972	134,532
Delivery Hero SE (a)	1,027	27,807
DoorDash, Inc. - Class A (a)	369	90,962
Evolution AB	551	43,822
Flutter Entertainment PLC (a)	370	105,072
Galaxy Entertainment Group Ltd.	9,000	40,048
Hilton Worldwide Holdings, Inc.	721	192,031
InterContinental Hotels Group PLC	865	98,766
Las Vegas Sands Corp. (b)	1,351	58,782
McDonald's Corp.	2,576	752,630
Oriental Land Co. Ltd. (b)	3,900	89,890
Royal Caribbean Cruises Ltd. (b)	1,404	439,649
Starbucks Corp.	4,260	390,344
Texas Roadhouse, Inc.	1,771	331,903
Yum! Brands, Inc.	963	142,697
		5,530,538
Household Durables — 0.2%
DR Horton, Inc.	1,741	224,450
Garmin Ltd.	868	181,169
Lennar Corp. - Class A (b)	1,192	131,847
NVR, Inc. (a)	9	66,471
PulteGroup, Inc.	497	52,414
SharkNinja, Inc. (a)	660	65,333
Sony Group Corp.	23,900	623,062
Sumitomo Forestry Co. Ltd.	5,400	54,680
		1,399,426
Household Products — 0.7%
Clorox Co. (b)	372	44,666
Colgate-Palmolive Co.	9,744	885,729
Essity AB - Class B	3,141	86,986
Kimberly-Clark Corp. (b)	2,155	277,823
Procter & Gamble Co.	15,666	2,495,907
Reckitt Benckiser Group PLC	1,972	134,149
		3,925,260
Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	18,225	65,549
Orsted AS (a)	929	39,888
RWE AG	3,302	137,988
Security Description	Shares	Value
Independent Power and Renewable Electricity Producers—(Continued)
Vistra Corp.	1,233	$238,968
		482,393
Industrial Conglomerates — 0.5%
3M Co.	2,505	381,361
Hitachi Ltd.	30,300	877,756
Honeywell International, Inc.	1,439	335,114
Lifco AB - B Shares	5,051	204,521
Sekisui Chemical Co. Ltd.	10,700	193,438
Siemens AG	4,085	1,047,702
		3,039,892
Industrial REITs — 0.1%
Prologis, Inc. (b)	3,738	392,939
Insurance — 1.5%
Aflac, Inc. (b)	2,406	253,737
AIA Group Ltd.	50,600	455,034
Allianz SE	1,815	735,384
Allstate Corp.	751	151,184
American International Group, Inc.	1,324	113,321
Aon PLC - Class A	1,009	359,971
ASR Nederland NV	1,487	98,767
Assurant, Inc.	405	79,983
AXA SA	10,756	528,672
Axis Capital Holdings Ltd.	701	72,778
Chubb Ltd.	3,641	1,054,871
Dai-ichi Life Holdings, Inc.	12,300	92,976
Fairfax Financial Holdings Ltd.	50	90,251
Generali	5,112	181,963
Globe Life, Inc.	560	69,602
Great-West Lifeco, Inc.	2,119	80,590
Hannover Rueck SE	327	102,899
Hartford Insurance Group, Inc.	1,399	177,491
Loews Corp.	3,076	281,946
Manulife Financial Corp.	14,846	474,680
Markel Group, Inc. (a)	117	233,691
Marsh & McLennan Cos., Inc.	2,020	441,653
MS&AD Insurance Group Holdings, Inc.	4,900	109,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	741	480,565
NN Group NV	1,564	103,955
Poste Italiane SpA	4,330	93,054
Primerica, Inc.	266	72,796
Progressive Corp.	2,475	660,478
Prudential Financial, Inc.	527	56,621
Prudential PLC	7,472	93,807
Sun Life Financial, Inc.	2,215	147,385
Swiss Re AG	628	108,981
T&D Holdings, Inc.	5,200	113,742
Tokio Marine Holdings, Inc. (b)	4,300	181,394
Unum Group	923	74,541
Willis Towers Watson PLC	326	99,919
Zurich Insurance Group AG	934	654,960
		9,182,943
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-432

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services — 3.2%
Alphabet, Inc. - Class A	32,265	$5,686,061
Alphabet, Inc. - Class C	28,111	4,986,610
Bilibili, Inc. (ADR) (a) (b)	3,020	64,779
Cargurus, Inc. (a) (b)	1,189	39,796
Meta Platforms, Inc. - Class A	11,466	8,462,940
Pinterest, Inc. - Class A (a)	3,426	122,856
Snap, Inc. - Class A (a)	3,562	30,954
Tencent Holdings Ltd.	1,100	70,650
		19,464,646
IT Services — 1.0%
Accenture PLC - Class A	2,247	671,606
Cloudflare, Inc. - Class A (a)	1,885	369,140
Cognizant Technology Solutions Corp. - Class A	1,350	105,341
Fujitsu Ltd.	3,700	89,895
Gartner, Inc. (a)	1,388	561,057
International Business Machines Corp.	5,212	1,536,393
MongoDB, Inc. (a)	188	39,478
NEC Corp.	2,700	79,079
Okta, Inc. (a)	1,723	172,248
SCSK Corp.	1,400	42,159
Shopify, Inc. - Class A (a)	4,521	521,438
Snowflake, Inc. - Class A (a)	4,279	957,512
Twilio, Inc. - Class A (a)	428	53,226
VeriSign, Inc.	2,397	692,254
		5,890,826
Leisure Products — 0.0%
Shimano, Inc. (b)	700	101,606
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,285	151,643
Danaher Corp.	2,235	441,502
Illumina, Inc. (a) (b)	488	46,560
IQVIA Holdings, Inc. (a)	496	78,165
Lonza Group AG (b)	152	108,605
Mettler-Toledo International, Inc. (a)	29	34,067
Thermo Fisher Scientific, Inc.	1,936	784,970
West Pharmaceutical Services, Inc.	256	56,013
		1,701,525
Machinery — 1.0%
Atlas Copco AB - A Shares	15,014	243,219
Caterpillar, Inc.	2,019	783,796
Cummins, Inc.	449	147,047
Daimler Truck Holding AG	3,678	174,080
Deere & Co. (b)	1,974	1,003,759
Ebara Corp.	7,800	149,542
ESCO Technologies, Inc.	368	70,608
FANUC Corp. (b)	3,900	106,088
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	137	37,188
Illinois Tool Works, Inc. (b)	1,977	488,813
IMI PLC	1,609	46,261
Komatsu Ltd.	10,700	350,235
Konecranes OYJ	886	70,382
Otis Worldwide Corp.	3,896	385,782
Security Description	Shares	Value
Machinery—(Continued)
Parker-Hannifin Corp.	1,354	$945,728
Pentair PLC	1,025	105,227
Sulzer AG	782	141,718
Techtronic Industries Co. Ltd.	8,000	88,124
Volvo AB - B Shares	7,779	218,408
Yangzijiang Shipbuilding Holdings Ltd.	84,700	148,030
		5,704,035
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (b)	3,100	103,369
Media — 0.1%
Charter Communications, Inc. - Class A (a)	268	109,561
Comcast Corp. - Class A	9,244	329,919
Trade Desk, Inc. - Class A (a)	4,668	336,049
		775,529
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	2,813	335,143
Alamos Gold, Inc. - Class A	2,688	71,496
Anglo American PLC	5,552	163,902
B2Gold Corp.	18,368	66,364
BHP Group Ltd.	11,089	266,519
Carpenter Technology Corp.	366	101,155
Evolution Mining Ltd.	5,490	28,634
Franco-Nevada Corp.	1,383	227,059
Freeport-McMoRan, Inc.	4,822	209,034
Gold Fields Ltd. (ADR)	3,137	74,253
Kinross Gold Corp.	4,474	69,915
Mitsui Mining & Smelting Co. Ltd.	1,600	55,688
Newmont Corp.	3,334	194,239
Northern Star Resources Ltd.	3,150	38,961
Nucor Corp. (b)	1,562	202,341
Rio Tinto Ltd.	893	62,970
Rio Tinto PLC	6,151	358,434
Steel Dynamics, Inc.	2,361	302,232
Valterra Platinum Ltd. (a)	645	28,331
		2,856,670
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	3,211	117,972
Consolidated Edison, Inc.	2,678	268,737
Dominion Energy, Inc.	2,475	139,887
E.ON SE	16,667	306,889
Engie SA	6,522	153,583
National Grid PLC	24,328	355,709
NiSource, Inc.	4,422	178,384
Sempra	3,207	242,994
WEC Energy Group, Inc.	2,062	214,861
		1,979,016
Office REITs — 0.0%
Nippon Building Fund, Inc.	198	182,660
Oil, Gas & Consumable Fuels — 1.9%
BP PLC	64,318	320,848
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-433

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Cameco Corp.	2,256	$167,541
Canadian Natural Resources Ltd.	7,278	228,749
Cenovus Energy, Inc.	3,269	44,483
Cheniere Energy, Inc.	960	233,779
Chevron Corp.	7,202	1,031,254
ConocoPhillips	9,642	865,273
Coterra Energy, Inc.	29,233	741,934
Enbridge, Inc.	12,276	556,668
Eni SpA	13,052	211,401
EOG Resources, Inc. (b)	3,541	423,539
Equinor ASA	3,987	100,669
Exxon Mobil Corp.	16,195	1,745,821
Gaztransport Et Technigaz SA	1,405	278,890
Hess Corp.	1,080	149,623
Hess Midstream LP - Class A	3,332	128,315
Inpex Corp. (b)	11,300	158,554
Keyera Corp.	5,027	164,423
Kinder Morgan, Inc.	9,380	275,772
Marathon Petroleum Corp. (b)	1,031	171,259
Occidental Petroleum Corp.	1,154	48,480
OMV AG	1,559	84,751
Phillips 66 Co.	1,082	129,083
Repsol SA	7,114	104,211
Shell PLC	33,488	1,174,069
Suncor Energy, Inc.	4,423	165,682
TC Energy Corp.	3,727	181,950
Texas Pacific Land Corp.	32	33,805
TotalEnergies SE	9,325	573,556
Valero Energy Corp.	727	97,723
Williams Cos., Inc.	8,124	510,268
Woodside Energy Group Ltd.	6,195	95,475
		11,197,848
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ	4,104	112,049
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A (b)	584	47,187
Kao Corp.	3,000	134,277
L'Oreal SA	967	414,052
Shiseido Co. Ltd.	2,400	42,720
Unilever PLC	10,862	661,595
		1,299,831
Pharmaceuticals — 2.1%
Astellas Pharma, Inc.	9,300	91,191
AstraZeneca PLC	5,961	831,308
Bayer AG	1,388	41,737
Bristol-Myers Squibb Co.	25,682	1,188,820
Chugai Pharmaceutical Co. Ltd.	2,700	141,139
Daiichi Sankyo Co. Ltd.	4,400	102,457
Eli Lilly & Co.	4,350	3,390,955
GSK PLC	17,152	326,964
Johnson & Johnson	8,572	1,309,373
Merck & Co., Inc.	8,233	651,724
Novartis AG	7,883	953,646
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Novo Nordisk AS - Class B (b)	12,089	$843,546
Orion OYJ - Class B	4,917	370,110
Pfizer, Inc.	18,878	457,603
Recordati Industria Chimica e Farmaceutica SpA	1,366	85,944
Richter Gedeon Nyrt	1,753	51,671
Roche Holding AG (b)	2,350	768,239
Sandoz Group AG	2,419	132,912
Sanofi SA	3,322	321,429
Takeda Pharmaceutical Co. Ltd.	5,400	166,691
Zoetis, Inc.	1,585	247,181
		12,474,640
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,856	572,390
Bureau Veritas SA	4,540	156,624
Experian PLC	3,158	162,689
Leidos Holdings, Inc.	1,352	213,291
MEITEC Group Holdings, Inc.	2,800	61,747
Paychex, Inc. (b)	3,589	522,056
Paycom Software, Inc. (b)	147	34,016
Recruit Holdings Co. Ltd.	6,800	400,379
RELX PLC	8,943	485,112
SS&C Technologies Holdings, Inc.	2,012	166,594
Verisk Analytics, Inc.	488	152,012
Wolters Kluwer NV	361	60,368
		2,987,278
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	2,883	403,966
CK Asset Holdings Ltd.	25,500	112,564
CoStar Group, Inc. (a)	1,351	108,620
Mitsubishi Estate Co. Ltd.	2,600	48,646
Mitsui Fudosan Co. Ltd.	15,300	147,805
Vonovia SE	1,587	55,901
		877,502
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	2,865	176,685
Retail REITs — 0.1%
Agree Realty Corp. (b)	1,625	118,722
CapitaLand Integrated Commercial Trust	48,600	82,957
Kimco Realty Corp.	7,043	148,044
Simon Property Group, Inc.	2,426	390,004
		739,727
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. (a)	12,190	1,729,761
Advantest Corp.	3,800	281,488
Analog Devices, Inc.	2,042	486,037
Applied Materials, Inc.	3,360	615,115
ASM International NV	86	55,063
ASML Holding NV	1,517	1,214,582
Broadcom, Inc.	22,700	6,257,255
First Solar, Inc. (a) (b)	2,417	400,110
Infineon Technologies AG	3,605	153,395
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-434

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	16,209	$363,082
KLA Corp.	949	850,057
Lam Research Corp.	8,240	802,082
Lasertec Corp.	200	26,948
Marvell Technology, Inc.	3,746	289,940
Microchip Technology, Inc.	1,502	105,696
Micron Technology, Inc.	4,378	539,589
Monolithic Power Systems, Inc.	104	76,064
NVIDIA Corp.	120,175	18,986,448
NXP Semiconductors NV	1,105	241,431
QUALCOMM, Inc.	4,292	683,544
Rambus, Inc. (a)	724	46,350
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	700	158,543
Texas Instruments, Inc.	7,493	1,555,697
Tokyo Electron Ltd.	1,800	343,655
		36,261,932
Software — 5.7%
Adobe, Inc. (a)	2,287	884,794
AppLovin Corp. - Class A (a)	737	258,009
Atlassian Corp. - Class A (a)	377	76,565
Autodesk, Inc. (a)	1,131	350,124
Cadence Design Systems, Inc. (a)	2,003	617,224
Constellation Software, Inc.	164	601,347
Crowdstrike Holdings, Inc. - Class A (a)	1,293	658,538
Datadog, Inc. - Class A (a)	1,633	219,361
Docusign, Inc. (a) (b)	811	63,169
Fair Isaac Corp. (a)	274	500,861
Fortinet, Inc. (a)	10,396	1,099,065
Gen Digital, Inc.	2,370	69,678
HubSpot, Inc. (a)	143	79,598
Intuit, Inc.	2,092	1,647,722
Microsoft Corp.	35,629	17,722,221
MicroStrategy, Inc. - Class A (a) (b)	448	181,095
Nutanix, Inc. - Class A (a)	3,123	238,722
Oracle Corp.	9,976	2,181,053
Palantir Technologies, Inc. - Class A (a)	10,088	1,375,196
Palo Alto Networks, Inc. (a) (b)	3,112	636,840
Roper Technologies, Inc.	425	240,907
Salesforce, Inc.	5,453	1,486,978
SAP SE	4,881	1,484,740
ServiceNow, Inc. (a)	834	857,419
Synopsys, Inc. (a)	682	349,648
Workday, Inc. - Class A (a)	558	133,920
Zscaler, Inc. (a) (b)	1,056	331,521
		34,346,315
Specialized REITs — 0.2%
American Tower Corp.	846	186,983
Crown Castle, Inc.	1,140	117,112
Digital Realty Trust, Inc.	1,582	275,790
Equinix, Inc.	507	403,303
Public Storage	533	156,393
SBA Communications Corp.	479	112,489
Weyerhaeuser Co.	3,726	95,721
		1,347,791
Security Description	Shares	Value
Specialty Retail — 0.9%
AutoNation, Inc. (a) (b)	208	$41,319
AutoZone, Inc. (a)	122	452,892
Carvana Co. (a)	169	56,946
Home Depot, Inc.	4,988	1,828,800
Industria de Diseno Textil SA	5,853	304,997
Lowe's Cos., Inc.	1,794	398,035
O'Reilly Automotive, Inc. (a)	10,860	978,812
Ross Stores, Inc.	954	121,711
Sanrio Co. Ltd.	1,400	67,720
TJX Cos., Inc.	8,580	1,059,544
		5,310,776
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	65,848	13,510,034
Dell Technologies, Inc. - Class C	590	72,334
Hewlett Packard Enterprise Co.	1,518	31,043
HP, Inc.	3,978	97,302
Pure Storage, Inc. - Class A (a)	1,064	61,265
Xiaomi Corp. - Class B (a)	26,600	204,999
		13,976,977
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	510	118,881
Asics Corp.	3,900	99,628
Cie Financiere Richemont SA - Class A	1,282	242,453
Hermes International SCA	81	219,754
Kering SA	163	35,557
Lululemon Athletica, Inc. (a)	322	76,501
LVMH Moet Hennessy Louis Vuitton SE	938	491,936
NIKE, Inc. - Class B	3,893	276,559
Tapestry, Inc.	4,051	355,718
		1,916,987
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	1,250	80,129
Fastenal Co.	14,358	603,036
Ferguson Enterprises, Inc.	915	199,818
ITOCHU Corp.	3,400	178,686
Mitsubishi Corp.	16,700	333,495
Mitsui & Co. Ltd.	13,600	277,092
MonotaRO Co. Ltd.	1,800	35,530
Rexel SA	1,029	31,754
Sumitomo Corp.	12,600	324,698
United Rentals, Inc.	363	273,484
WW Grainger, Inc.	94	97,783
		2,435,505
Wireless Telecommunication Services — 0.3%
KDDI Corp.	18,400	316,119
SoftBank Group Corp.	3,400	246,517
T-Mobile U.S., Inc.	3,808	907,294
Vodafone Group PLC	163,831	174,957
		1,644,887
Total Common Stocks (Cost $261,165,784)		343,760,268
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-435

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—35.0%

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.9%
Boeing Co.
3.250%, 02/01/35 (b)	2,000,000	$1,684,466
5.805%, 05/01/50	500,000	479,500
Howmet Aerospace, Inc.
4.850%, 10/15/31 (b)	1,500,000	1,519,080
RTX Corp.
1.900%, 09/01/31 (b)	1,000,000	855,029
6.400%, 03/15/54 (b)	1,000,000	1,096,133
		5,634,208
Agriculture — 0.4%
BAT Capital Corp.
4.390%, 08/15/37	1,303,000	1,165,164
Philip Morris International, Inc.
4.375%, 04/30/30	1,076,000	1,073,397
		2,238,561
Apparel — 0.2%
Tapestry, Inc.
3.050%, 03/15/32 (b)	600,000	535,976
5.500%, 03/11/35 (b)	555,000	557,148
		1,093,124
Auto Manufacturers — 1.5%
BMW U.S. Capital LLC
5.400%, 03/21/35 (144A) (b)	1,073,000	1,082,253
Daimler Truck Finance North America LLC
5.625%, 01/13/35 (144A) (b)	1,056,000	1,074,713
Ford Motor Credit Co. LLC
2.900%, 02/16/28 (b)	1,136,000	1,065,114
4.000%, 11/13/30 (b)	200,000	182,590
6.054%, 11/05/31	934,000	929,182
General Motors Financial Co., Inc.
2.700%, 06/10/31 (b)	480,000	420,209
5.450%, 09/06/34 (b)	619,000	606,731
5.750%, 02/08/31 (b)	647,000	664,807
5.950%, 04/04/34 (b)	2,000,000	2,028,442
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A)	1,075,000	1,080,248
		9,134,289
Banks — 10.0%
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (c)	3,226,000	3,019,539
2.972%, SOFR + 1.330%, 02/04/33 (c)	4,836,000	4,330,574
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,076,407
Bank of New York Mellon Corp.
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	1,049,000	1,062,191
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (c)	1,477,000	1,311,448
5.335%, SOFR + 1.910%, 09/10/35 (b) (c)	887,000	880,342
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b) (c)	571,000	581,417
Citibank NA
4.914%, 05/29/30	832,000	847,974
Security Description	Principal Amount*	Value
Banks—(Continued)
Citibank NA
5.570%, 04/30/34	3,470,000	$3,614,579
ING Groep NV
5.066%, SOFR + 1.230%, 03/25/31 (c)	1,298,000	1,320,215
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	2,344,000	2,545,008
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,803,796
2.739%, 3M TSFR + 1.510%, 10/15/30 (b) (c)	6,243,000	5,821,229
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	1,081,000	1,063,451
KeyCorp
2.550%, 10/01/29 (b)	1,417,000	1,308,379
Lloyds Banking Group PLC
5.721%, 1Y H15 + 1.070%, 06/05/30 (b) (c)	2,413,000	2,506,027
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	1,000,000	985,869
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (b) (c)	284,000	290,743
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	619,662
2.943%, SOFR + 1.290%, 01/21/33 (b) (c)	4,900,000	4,373,221
5.192%, SOFR + 1.510%, 04/17/31 (b) (c)	949,000	972,848
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	2,109,099
Truist Financial Corp.
1.950%, 06/05/30 (b)	724,000	640,804
5.711%, SOFR + 1.922%, 01/24/35 (b) (c)	1,472,000	1,525,802
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,131,839
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	4,426,000	4,017,759
3.126%, 08/13/30 (144A) (b)	375,000	353,861
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	6,744,000	6,158,958
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	1,080,000	1,068,931
5.389%, SOFR + 2.020%, 04/24/34 (b) (c)	1,920,000	1,964,634
		60,306,606
Beverages — 0.1%
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	771,000	795,970
Building Materials — 0.3%
Owens Corning
5.950%, 06/15/54 (b)	1,000,000	1,010,997
Trane Technologies Financing Ltd.
5.250%, 03/03/33	1,000,000	1,031,105
		2,042,102
Chemicals — 0.1%
LYB International Finance III LLC
6.150%, 05/15/35	300,000	311,373
Computers — 0.4%
Dell International LLC/EMC Corp.
5.300%, 04/01/32 (b)	403,000	411,909
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-436

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Computers—(Continued)
Hewlett Packard Enterprise Co.
4.550%, 10/15/29	2,040,000	$2,029,796
		2,441,705
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.950%, 09/10/34 (b)	550,000	537,995
5.375%, 12/15/31	1,475,000	1,507,413
Aircastle Ltd.
6.500%, 07/18/28 (144A)	1,773,000	1,851,044
Avolon Holdings Funding Ltd.
5.150%, 01/15/30 (144A)	1,078,000	1,085,841
5.375%, 05/30/30 (144A) (b)	286,000	291,337
5.750%, 11/15/29 (144A)	1,500,000	1,544,064
Capital One Financial Corp.
2.359%, SOFR + 1.337%, 07/29/32 (b) (c)	345,000	292,569
6.700%, 11/29/32 (b)	1,425,000	1,555,980
		8,666,243
Electric — 2.2%
Baltimore Gas & Electric Co.
5.400%, 06/01/53 (b)	2,000,000	1,907,290
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	373,373
Commonwealth Edison Co.
5.950%, 06/01/55 (b)	313,000	324,084
Edison International
5.450%, 06/15/29	286,000	282,876
6.950%, 11/15/29	224,000	232,851
Entergy Arkansas LLC
5.450%, 06/01/34	978,000	1,007,147
Florida Power & Light Co.
5.300%, 06/15/34	2,000,000	2,061,470
Pacific Gas & Electric Co.
3.300%, 08/01/40	3,059,000	2,188,396
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,308,215
2.822%, 07/15/48	2,151,000	1,504,939
Virginia Electric & Power Co.
5.150%, 03/15/35 (b)	1,843,000	1,848,643
		13,039,284
Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC
5.250%, 04/30/32 (144A)	320,000	324,710
Electronics — 0.1%
Keysight Technologies, Inc.
5.350%, 07/30/30	871,000	898,373
Entertainment — 0.2%
Flutter Treasury DAC
5.875%, 06/04/31 (144A)	1,068,000	1,076,010
Security Description	Principal Amount*	Value
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33 (b)	500,000	$509,991
5.150%, 03/15/35	546,000	556,738
		1,066,729
Food — 0.5%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	630,000	549,942
5.750%, 03/15/35 (b)	987,000	1,011,509
Kellanova
5.250%, 03/01/33 (b)	646,000	661,270
Mars, Inc.
5.200%, 03/01/35 (144A)	1,000,000	1,011,979
		3,234,700
Healthcare-Products — 0.1%
Abbott Laboratories
4.900%, 11/30/46 (b)	500,000	473,266
Zimmer Biomet Holdings, Inc.
5.500%, 02/19/35	343,000	351,850
		825,116
Healthcare-Services — 1.1%
HCA, Inc.
2.375%, 07/15/31 (b)	2,000,000	1,740,754
4.625%, 03/15/52 (b)	1,220,000	980,414
UnitedHealth Group, Inc.
3.700%, 08/15/49	3,334,000	2,427,142
5.150%, 07/15/34 (b)	1,215,000	1,227,269
		6,375,579
Insurance — 2.7%
American International Group, Inc.
5.450%, 05/07/35 (b)	1,084,000	1,111,667
Beacon Funding Trust
6.266%, 08/15/54 (144A)	2,235,000	2,212,465
Belrose Funding Trust II
6.792%, 05/15/55 (144A)	694,000	709,400
Hartford Insurance Group, Inc.
2.900%, 09/15/51	3,318,000	2,074,884
High Street Funding Trust III
5.807%, 02/15/55 (144A)	353,000	342,570
Lincoln Financial Global Funding
4.625%, 05/28/28 (144A)	572,000	575,541
5.300%, 01/13/30 (144A) (b)	637,000	654,548
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,516,000	1,494,288
Northwestern Mutual Life Insurance Co.
6.170%, 05/29/55 (144A)	404,000	421,880
Omnis Funding Trust
6.722%, 05/15/55 (144A)	1,375,000	1,424,878
Principal Life Global Funding II
4.950%, 11/27/29 (144A) (b)	605,000	615,077
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (c)	1,827,000	1,766,935
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-437

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Prudential Financial, Inc.
5.200%, 03/14/35 (b)	1,081,000	$1,092,673
Unum Group
4.500%, 12/15/49	795,000	629,279
6.000%, 06/15/54 (b)	1,010,000	996,357
		16,122,442
Investment Companies — 0.2%
EQT AB
5.850%, 05/08/35 (144A) (b)	946,000	965,252
Leisure Time — 0.2%
Carnival Corp.
4.000%, 08/01/28 (144A) (b)	1,000,000	978,750
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.
5.450%, 06/15/34 (b)	1,000,000	1,028,368
Regal Rexnord Corp.
6.400%, 04/15/33 (b)	500,000	527,902
		1,556,270
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	3,269,000	2,177,515
6.550%, 06/01/34 (b)	1,172,000	1,250,474
Comcast Corp.
2.887%, 11/01/51	5,000,000	3,042,886
Paramount Global
4.200%, 05/19/32 (b)	1,250,000	1,140,874
		7,611,749
Miscellaneous Manufacturing — 0.1%
Siemens Funding BV
4.600%, 05/28/30 (144A)	300,000	302,998
5.900%, 05/28/65 (144A)	200,000	207,168
		510,166
Oil & Gas — 1.4%
BP Capital Markets PLC
6.125%, 5Y H15 + 1.924%, 03/18/35 (b) (c)	1,059,000	1,057,257
Coterra Energy, Inc.
5.400%, 02/15/35 (b)	1,608,000	1,591,716
Diamondback Energy, Inc.
3.125%, 03/24/31 (b)	1,189,000	1,089,059
5.550%, 04/01/35	1,000,000	1,010,856
Eni SpA
5.750%, 05/19/35 (144A) (b)	432,000	441,854
Expand Energy Corp.
5.700%, 01/15/35 (b)	546,000	553,785
HF Sinclair Corp.
6.250%, 01/15/35 (b)	606,000	615,129
Ovintiv, Inc.
6.500%, 08/15/34 (b)	1,000,000	1,037,821
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Ovintiv, Inc.
6.500%, 02/01/38 (b)	1,087,000	$1,097,339
		8,494,816
Pharmaceuticals — 2.1%
AbbVie, Inc.
4.250%, 11/21/49	3,705,000	3,052,219
Becton Dickinson & Co.
4.669%, 06/06/47 (b)	640,000	548,852
CVS Health Corp.
5.250%, 02/21/33	139,000	139,929
5.625%, 02/21/53 (b)	2,432,000	2,249,675
Eli Lilly & Co.
4.600%, 08/14/34 (b)	2,000,000	1,981,844
4.875%, 02/27/53 (b)	1,000,000	916,363
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (b)	2,000,000	1,993,987
5.300%, 05/19/53 (b)	2,000,000	1,888,019
		12,770,888
Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	1,126,000	1,086,253
Cheniere Energy, Inc.
5.650%, 04/15/34 (b)	1,045,000	1,070,268
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (b)	1,570,000	1,579,118
Enbridge, Inc.
7.375%, 5Y H15 + 3.122%, 03/15/55 (c)	500,000	519,494
ONEOK, Inc.
4.350%, 03/15/29 (b)	903,000	896,110
5.050%, 11/01/34 (b)	988,000	961,469
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	1,000,000	998,327
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 (144A) (b)	707,000	699,548
Western Midstream Operating LP
5.450%, 11/15/34	1,100,000	1,078,439
Williams Cos., Inc.
5.100%, 09/15/45	1,000,000	905,740
		9,794,766
Real Estate Investment Trusts — 2.6%
American Tower Corp.
2.100%, 06/15/30	750,000	666,069
5.400%, 01/31/35	750,000	765,632
Cousins Properties LP
5.250%, 07/15/30 (b)	594,000	605,224
Equinix, Inc.
2.150%, 07/15/30 (b)	824,000	733,324
3.900%, 04/15/32 (b)	940,000	890,295
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (b)	2,405,000	2,396,395
Healthpeak OP LLC
5.375%, 02/15/35	532,000	536,856
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-438

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Highwoods Realty LP
4.200%, 04/15/29 (b)	500,000	$486,244
7.650%, 02/01/34 (b)	500,000	565,288
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	407,792
5.700%, 07/01/34 (b)	500,000	503,165
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	401,882
Kimco Realty OP LLC
4.850%, 03/01/35	781,000	764,571
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 (b)	339,000	292,644
3.375%, 02/01/31 (b)	1,186,000	1,085,277
Phillips Edison Grocery Center Operating Partnership I LP
5.250%, 08/15/32	658,000	664,233
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	672,873
Prologis LP
1.750%, 07/01/30 (b)	1,000,000	879,209
4.750%, 01/15/31 (b)	290,000	293,541
Regency Centers LP
5.100%, 01/15/35 (b)	1,511,000	1,514,369
Trust Fibra Uno
7.700%, 01/23/32 (144A)	518,000	539,816
		15,664,699
Retail — 0.5%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A) (b)	447,000	417,705
Lowe's Cos., Inc.
2.625%, 04/01/31 (b)	850,000	766,749
Tractor Supply Co.
1.750%, 11/01/30	632,000	548,079
5.250%, 05/15/33 (b)	950,000	969,738
		2,702,271
Semiconductors — 0.3%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	935,000	788,616
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	315,000	326,554
Intel Corp.
3.250%, 11/15/49	1,000,000	633,353
		1,748,523
Software — 0.6%
Fiserv, Inc.
5.625%, 08/21/33 (b)	750,000	779,842
Oracle Corp.
3.600%, 04/01/50	1,000,000	699,343
4.700%, 09/27/34	839,000	814,598
5.500%, 08/03/35	772,000	789,104
Synopsys, Inc.
5.150%, 04/01/35 (b)	456,000	459,620
		3,542,507
Security Description	Principal Amount*/ Shares	Value
Telecommunications — 1.3%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	$2,085,108
3.550%, 09/15/55	1,000,000	674,748
4.850%, 03/01/39	1,000,000	946,547
Rogers Communications, Inc.
4.550%, 03/15/52 (b)	1,914,000	1,558,550
5.300%, 02/15/34 (b)	650,000	650,691
T-Mobile USA, Inc.
3.875%, 04/15/30	559,000	542,911
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,563,657
		8,022,212
Total Corporate Bonds & Notes (Cost $214,605,740)		209,989,993

Preferred Stocks—0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA	1,693	132,936
Life Sciences Tools & Services — 0.0%
Sartorius AG	172	43,776
Total Preferred Stocks (Cost $194,147)		176,712

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—3.7%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $7,675,066; collateralized by U.S. Treasury Notes at 3.750%, maturing 06/30/27, with a market value of $7,828,163	7,674,373	7,674,373
U.S. Treasury—2.4%
U.S. Treasury Bills
4.265%, 11/20/25 (d)	15,000,000	14,755,104
Total Short-Term Investments (Cost $22,427,855)		22,429,477

Securities Lending Reinvestments (e)—9.6%
Certificates of Deposit—0.8%
Bank of Montreal
4.750%, SOFR + 0.350%, 05/14/26 (c)	2,000,000	1,999,997
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (c)	1,500,000	1,499,545
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-439

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Truist Bank
4.340%, 07/01/25	1,000,000	$1,000,001
		4,499,543
Repurchase Agreements—8.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $2,000,245; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	5,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $2,000,252; collateralized by various Common Stock with an aggregate market value of $2,226,148	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/25 at 4.370%, due on 07/01/25 with a maturity value of $4,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 4.250%, maturity dates ranging from 07/31/27 - 05/15/39, and an aggregate market value of $4,080,000	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $4,099,613; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $4,182,270	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $7,398,060; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $7,545,105	7,397,160	7,397,160
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $4,000,504; collateralized by various Common Stock with an aggregate market value of $4,460,420	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $2,000,252; collateralized by various Common Stock with an aggregate market value of $2,230,210	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $3,002,660; collateralized by various Common Stock with an aggregate market value of $3,345,369	3,000,000	$3,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,000,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $3,000,370; collateralized by various Common Stock with an aggregate market value of $3,337,856	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $1,900,234; collateralized by various Common Stock with an aggregate market value of $2,090,257	1,900,000	1,900,000
		51,297,160
Time Deposit—0.3%
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $57,797,160)		57,796,703
Total Investments—105.5% (Cost $556,190,686)		634,153,153
Other assets and liabilities (net)—(5.5)%		(33,171,769)
Net Assets—100.0%		$600,981,384

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $85,899,476 and the collateral received consisted of cash in the amount of $57,797,160 and non-cash collateral with a value of $30,428,622. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-440

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
institutional buyers. As of June 30, 2025, the market value of 144A securities was $34,414,240, which is 5.7% of net assets.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$128,402,443	$0	$192,434,919
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(8,874,441)	$—	$—	$—	$(8,874,441)
Corporate Bonds & Notes	(48,922,719)	—	—	—	(48,922,719)
Total Borrowings	$(57,797,160)	$—	$—	$—	$(57,797,160)
Gross amount of recognized liabilities for securities lending transactions					$(57,797,160)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,475,000	JPMC	07/24/25	USD	2,911,019	$35,344
CAD	3,855,181	UBSA	07/24/25	USD	2,826,561	7,613
CHF	166,000	JPMC	07/24/25	USD	204,199	5,592
CHF	1,458,000	JPMC	07/24/25	USD	1,792,849	49,775
CHF	13,902,000	JPMC	07/24/25	USD	17,101,042	468,342
DKK	4,585,000	GSI	07/24/25	USD	709,718	15,364
EUR	19,000	JPMC	07/24/25	USD	21,913	501
EUR	3,409,103	JPMC	07/24/25	USD	3,931,732	89,857
EUR	5,006,000	JPMC	07/24/25	USD	5,773,439	131,948
GBP	3,280,161	JPMC	07/24/25	USD	4,415,583	87,367
JPY	820,309,344	JPMC	07/24/25	USD	5,675,330	35,073
NOK	2,079,000	JPMC	07/24/25	USD	209,677	(3,389)
SEK	15,641,000	JPMC	07/24/25	USD	1,644,121	11,453

Contracts to Deliver
JPY	2,364,723,000	JPMC	07/24/25	USD	16,360,394	(101,107)

Cross Currency Contracts to Buy
JPY	2,366,512,667	JPMC	07/24/25	CHF	13,314,617	(353,088)
JPY	851,444,000	UBSA	07/24/25	HKD	46,404,042	2,347
Net Unrealized Appreciation						$482,992
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-441

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Health Care Select Sector E-Mini Futures	09/19/25	90	USD	12,348,900	$(56,052)
MSCI Emerging Markets Index Futures	09/19/25	55	USD	3,392,125	76,276
MSCI World Index Futures	09/19/25	202	USD	26,150,920	682,544
Nikkei 225 Index Futures	09/11/25	18	JPY	729,180,000	297,122
S&P TSX 60 Index Futures	09/18/25	31	CAD	9,920,000	104,937
SPI 200 Index Futures	09/18/25	19	AUD	4,055,075	(966)
U.S. Treasury Long Bond Futures	09/19/25	111	USD	12,817,031	84,647
U.S. Treasury Note 2 Year Futures	09/30/25	20	USD	4,160,469	14,780
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	247	USD	28,223,609	480,581
U.S. Treasury Ultra Long Bond Futures	09/19/25	17	USD	2,025,125	18,092

Futures Contracts—Short
Consumer Staples Select Sector E-Mini Futures	09/19/25	(151)	USD	(12,434,850)	(41,607)
Euro STOXX 50 Index Futures	09/19/25	(92)	EUR	(4,900,840)	(2,242)
FTSE 100 Index Futures	09/19/25	(112)	GBP	(9,844,240)	135,006
S&P 500 Index E-Mini Futures	09/19/25	(344)	USD	(107,564,500)	(2,867,404)
TOPIX Index Futures	09/11/25	(16)	JPY	(456,880,000)	(71,639)
U.S. Treasury Note 5 Year Futures	09/30/25	(126)	USD	(13,734,000)	(41,548)
U.S. Treasury Note 10 Year Futures	09/19/25	(1,162)	USD	(130,289,250)	(1,846,217)
Net Unrealized Depreciation					$(3,033,690)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	3.740%	Quarterly	07/24/35	USD	165,000,000	$1,369,275	$211,828	$1,157,447
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a) (b)	$1,295,885	Unrealized depreciation on futures contracts (a) (b)	$3,039,910
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	940,576	Unrealized depreciation on forward foreign currency exchange contracts	457,584
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,157,447
	Unrealized appreciation on futures contracts (a) (b)	598,100	Unrealized depreciation on futures contracts (a) (b)	1,887,765
Total		$3,992,008		$5,385,259

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated
Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-442

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2025.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$15,364	$—	$—	$15,364
JPMorgan Chase Bank NA	915,252	(457,584)	—	457,668
UBS AG	9,960	—	—	9,960
	$940,576	$(457,584)	$—	$482,992
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2025.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank NA	$457,584	$(457,584)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$940,705	$940,705
Futures contracts	2,897,238	(30,635,655)	—	(27,738,417)
Swap contracts	(1,544,014)	—	—	(1,544,014)
	$1,353,224	$(30,635,655)	$940,705	$(28,341,726)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$1,512,556	$1,512,556
Futures contracts	(1,586,485)	(770,805)	—	(2,357,290)
Swap contracts	7,097,798	—	—	7,097,798
	$5,511,313	$(770,805)	$1,512,556	$6,253,064
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$83,247,608
Futures contracts long	93,242,698
Futures contracts short	(193,054,728)
Swap contracts	177,700,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-443

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,263,489	$1,713,965	$—	$9,977,454
Air Freight & Logistics	349,414	218,359	—	567,773
Automobile Components	54,303	121,003	—	175,306
Automobiles	3,557,710	1,549,425	—	5,107,135
Banks	11,753,519	10,025,373	—	21,778,892
Beverages	3,292,463	691,778	—	3,984,241
Biotechnology	3,506,858	340,487	—	3,847,345
Broadline Retail	11,213,984	710,216	—	11,924,200
Building Products	1,420,159	1,000,644	—	2,420,803
Capital Markets	10,146,817	2,052,402	—	12,199,219
Chemicals	3,473,984	1,438,836	—	4,912,820
Commercial Services & Supplies	3,036,588	271,732	—	3,308,320
Communications Equipment	3,449,251	301,016	—	3,750,267
Construction & Engineering	455,322	1,095,741	—	1,551,063
Construction Materials	587,175	520,908	—	1,108,083
Consumer Finance	2,581,474	—	—	2,581,474
Consumer Staples Distribution & Retail	5,447,405	965,497	—	6,412,902
Containers & Packaging	220,376	—	—	220,376
Diversified Consumer Services	42,201	—	—	42,201
Diversified Telecommunication Services	1,736,320	1,645,887	—	3,382,207
Electric Utilities	3,348,268	1,546,239	—	4,894,507
Electrical Equipment	3,922,554	2,858,996	—	6,781,550
Electronic Equipment, Instruments & Components	1,566,370	723,923	—	2,290,293
Energy Equipment & Services	209,955	—	—	209,955
Entertainment	8,044,178	588,183	—	8,632,361
Financial Services	11,532,927	78,953	—	11,611,880
Food Products	540,317	1,205,697	—	1,746,014
Gas Utilities	187,398	394,842	—	582,240
Ground Transportation	2,852,566	—	—	2,852,566
Health Care Equipment & Supplies	7,114,841	924,652	—	8,039,493
Health Care Providers & Services	4,846,487	—	—	4,846,487
Health Care REITs	1,593,200	—	—	1,593,200
Health Care Technology	607,638	—	—	607,638
Hotels, Restaurants & Leisure	4,721,160	809,378	—	5,530,538
Household Durables	721,684	677,742	—	1,399,426
Household Products	3,704,125	221,135	—	3,925,260
Independent Power and Renewable Electricity Producers	238,968	243,425	—	482,393
Industrial Conglomerates	716,475	2,323,417	—	3,039,892
Industrial REITs	392,939	—	—	392,939
Insurance	5,047,489	4,135,454	—	9,182,943
Interactive Media & Services	19,393,996	70,650	—	19,464,646
IT Services	5,679,693	211,133	—	5,890,826
Leisure Products	—	101,606	—	101,606
Life Sciences Tools & Services	1,592,920	108,605	—	1,701,525
Machinery	3,930,760	1,773,275	—	5,704,035
Marine Transportation	—	103,369	—	103,369
Media	775,529	—	—	775,529
Metals & Mining	1,881,562	975,108	—	2,856,670
Multi-Utilities	1,162,835	816,181	—	1,979,016
Office REITs	—	182,660	—	182,660
Oil, Gas & Consumable Fuels	8,095,424	3,102,424	—	11,197,848
Paper & Forest Products	—	112,049	—	112,049
Personal Care Products	47,187	1,252,644	—	1,299,831
Pharmaceuticals	7,245,656	5,228,984	—	12,474,640
Professional Services	1,660,359	1,326,919	—	2,987,278
Real Estate Management & Development	512,586	364,916	—	877,502
Residential REITs	176,685	—	—	176,685
Retail REITs	656,770	82,957	—	739,727
Semiconductors & Semiconductor Equipment	34,186,801	2,075,131	—	36,261,932
Software	32,861,575	1,484,740	—	34,346,315
Specialized REITs	1,347,791	—	—	1,347,791
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-444

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$4,938,059	$372,717	$—	$5,310,776
Technology Hardware, Storage & Peripherals	13,771,978	204,999	—	13,976,977
Textiles, Apparel & Luxury Goods	708,778	1,208,209	—	1,916,987
Trading Companies & Distributors	1,019,813	1,415,692	—	2,435,505
Wireless Telecommunication Services	907,294	737,593	—	1,644,887
Total Common Stocks	279,052,402	64,707,866	—	343,760,268
Total Corporate Bonds & Notes*	—	209,989,993	—	209,989,993
Total Preferred Stocks*	—	176,712	—	176,712
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	22,429,477	—	22,429,477
Total Securities Lending Reinvestments*	—	57,796,703	—	57,796,703
Total Investments	$279,052,402	$355,100,751	$—	$634,153,153
Collateral for Securities Loaned (Liability)	$—	$(57,797,160)	$—	$(57,797,160)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$940,576	$—	$940,576
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(457,584)	—	(457,584)
Total Forward Contracts	$—	$482,992	$—	$482,992
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,893,985	$—	$—	$1,893,985
Futures Contracts (Unrealized Depreciation)	(4,927,675)	—	—	(4,927,675)
Total Futures Contracts	$(3,033,690)	$—	$—	$(3,033,690)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,157,447	$—	$1,157,447

*	See Consolidated Schedule of Investments for additional detailed categorizations.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-445

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$634,153,153
Cash	154,609
Cash denominated in foreign currencies (c)	180,039
Cash collateral (d)	20,177,140
Unrealized appreciation on forward foreign currency exchange contracts	940,576
Receivable for:
Investments sold	2,436,153
Fund shares sold	13,245
Dividends and interest	3,057,011
Variation margin on centrally cleared swap contracts	582,868
Prepaid expenses	4,462
Total Assets	661,699,256
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	457,584
Collateral for securities loaned	57,797,160
Payable for:
Investments purchased	447,061
Fund shares redeemed	433,327
Variation margin on futures contracts	440,561
Accrued Expenses:
Management fees	308,651
Distribution and service fees	121,289
Deferred trustees’ fees	281,384
Other expenses	430,855
Total Liabilities	60,717,872
Net Assets	$600,981,384
Net Assets Consist of:
Paid in surplus	$539,584,831
Distributable earnings (Accumulated losses)	61,396,553
Net Assets	$600,981,384
Net Assets
Class B	$600,981,384
Capital Shares Outstanding*
Class B	51,026,648
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $556,190,686.
(b)	Includes securities loaned at value of $85,899,476.
(c)	Identified cost of cash denominated in foreign currencies was $177,153.
(d)	Includes collateral of $12,506,880 for futures contracts and $7,670,260 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,435,463
Interest	5,904,842
Securities lending income	109,726
Total investment income	9,450,031
Expenses
Management fees	1,949,616
Administration fees	33,324
Custodian and accounting fees	101,729
Distribution and service fees—Class B	748,009
Audit and tax services	52,487
Legal	27,000
Trustees’ fees and expenses	20,035
Shareholder reporting	23,391
Insurance	4,370
Miscellaneous	20,196
Total expenses	2,980,157
Less management fee waiver	(44,880)
Net expenses	2,935,277
Net Investment Income	6,514,754
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,624,908
Futures contracts	(27,738,417)
Swap contracts	(1,544,014)
Foreign currency transactions	78,468
Forward foreign currency transactions	940,705
Net realized gain (loss)	(18,638,350)
Net change in unrealized appreciation (depreciation) on:
Investments	22,028,384
Futures contracts	(2,357,290)
Swap contracts	7,097,798
Foreign currency transactions	69,746
Forward foreign currency transactions	1,512,556
Net change in unrealized appreciation (depreciation)	28,351,194
Net realized and unrealized gain (loss)	9,712,844
Net Increase (Decrease) in Net Assets From Operations	$16,227,598

(a)	Net of foreign withholding taxes of $176,081.
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-446

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,514,754	$20,654,221
Net realized gain (loss)	(18,638,350)	101,905,968
Net change in unrealized appreciation (depreciation)	28,351,194	(17,069,333)
Increase (decrease) in net assets from operations	16,227,598	105,490,856
From Distributions to Shareholders
Class B	(39,430,634)	(18,384,023)
Total distributions	(39,430,634)	(18,384,023)
Increase (decrease) in net assets from capital share transactions	8,128,002	(526,432,067)
Total increase (decrease) in net assets	(15,075,034)	(439,325,234)
Net Assets
Beginning of period	616,056,418	1,055,381,652
End of period	$600,981,384	$616,056,418

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	710,015	$8,791,006	2,926,200	$35,274,607
Reinvestments	3,428,751	39,430,634	1,542,284	18,384,023
Redemptions	(3,286,796)	(40,093,638)	(46,938,887)	(580,090,697)
Net increase (decrease)	851,970	$8,128,002	(42,470,403)	$(526,432,067)
Increase (decrease) derived from capital shares transactions		$8,128,002		$(526,432,067)
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-447

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated§ Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.28	$11.39	$10.09	$13.78	$12.43	$13.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.24	0.23	0.18	0.13	0.10
Net realized and unrealized gain (loss)	0.19	0.86	1.27	(2.95)	1.28	0.10
Total income (loss) from investment operations	0.32	1.10	1.50	(2.77)	1.41	0.20
Less Distributions
Distributions from net investment income	(0.18)	(0.21)	(0.20)	(0.16)	(0.04)	(0.22)
Distributions from net realized capital gains	(0.64)	0.00	0.00	(0.76)	(0.02)	(0.67)
Total distributions	(0.82)	(0.21)	(0.20)	(0.92)	(0.06)	(0.89)
Net Asset Value, End of Period	$11.78	$12.28	$11.39	$10.09	$13.78	$12.43
Total Return (%) (b)	2.79 (c)	9.70	15.02	(20.17)	11.42	2.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	0.96	0.96	0.94	0.93	0.94
Net ratio of expenses to average net assets (%) (e)	0.98 (d)	0.94	0.96	0.94	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	2.18 (d)	2.03	2.22	1.64	1.03	0.83
Portfolio turnover rate (%)	22 (c)	52	52	45	35	138
Net assets, end of period (in millions)	$601.0	$616.1	$1,055.4	$1,058.7	$1,515.9	$1,606.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
§See Note 2 of the notes to consolidated financial statements.
See accompanying notes to consolidated financial statements.
BHFTI-448

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Brazil — 3.2%
Ambev SA (ADR)	1,027,300	$2,475,793
B3 SA - Brasil Bolsa Balcao	1,534,400	4,117,640
Banco Bradesco SA	867,100	2,315,735
BB Seguridade Participacoes SA	283,800	1,870,026
Cia De Sanena Do Parana	156,600	1,097,881
Cia Energetica de Minas Gerais (ADR)	27,600	54,096
Cogna Educacao SA	513,300	265,479
CSN Mineracao SA	288,100	263,013
Embraer SA	70,800	1,003,535
Itau Unibanco Holding SA	59,070	358,675
Itau Unibanco Holding SA (ADR)	873,340	5,929,979
Kepler Weber SA	241,400	361,671
Lojas Renner SA	341,000	1,235,184
NU Holdings Ltd. - Class A (a)	232,400	3,188,528
Petroleo Brasileiro SA - Petrobras	120,700	757,333
Petroleo Brasileiro SA - Petrobras (ADR)	55,000	688,050
Rede D'Or Sao Luiz SA	384,200	2,504,715
Telefonica Brasil SA	526,400	2,992,858
TIM SA	59,500	241,478
Vale SA	233,500	2,262,755
Vale SA (ADR) (b)	186,800	1,813,828
Vibra Energia SA	206,200	822,052
WEG SA	31,300	246,455
YDUQS Participacoes SA	43,300	131,420
		36,998,179
Chile — 0.3%
Cencosud SA	771,602	2,625,497
Enel Chile SA	6,509,336	481,968
SMU SA	2,503,908	448,842
		3,556,307
China — 27.8%
3SBio, Inc. (b)	437,000	1,319,073
AAC Technologies Holdings, Inc.	353,500	1,834,520
Agricultural Bank of China Ltd. - Class H	354,000	252,910
Alibaba Group Holding Ltd.	2,215,100	31,435,644
Alibaba Health Information Technology Ltd. (a) (b)	404,000	244,610
Andon Health Co. Ltd. - Class A	53,400	272,416
ANE Cayman, Inc. (a)	544,000	546,728
Anhui Anfu Battery Technology Co. Ltd. - Class A	51,200	212,140
Anhui Conch Cement Co. Ltd. - Class H	529,501	1,347,896
Anker Innovations Technology Co. Ltd. - Class A	74,020	1,168,233
ANTA Sports Products Ltd.	226,800	2,735,907
BAIC Motor Corp. Ltd. - Class H (a)	1,158,500	286,388
Baidu, Inc. - Class A (a)	290,500	3,096,391
Bank of Changsha Co. Ltd. - Class A	479,900	666,814
Bank of China Ltd. - Class H	5,804,000	3,377,056
Bank of Guiyang Co. Ltd. - Class A	1,401,300	1,220,335
Bank of Hangzhou Co. Ltd. - Class A	242,800	570,661
Bank of Jiangsu Co. Ltd. - Class A	435,500	726,054
Bank of Nanjing Co. Ltd. - Class A	203,102	329,592
Bank of Ningbo Co. Ltd. - Class A	85,400	327,047
Baoshan Iron & Steel Co. Ltd. - Class A	158,500	145,773
Beijing Jingneng Clean Energy Co. Ltd. - Class H	646,000	194,568
Beijing Jingneng Power Co. Ltd. - Class A	1,734,600	1,086,958
Security Description	Shares	Value
China — (Continued)
BeOne Medicines Ltd. (a)	137,900	$2,593,114
BeOne Medicines Ltd. - Class A (a)	37,911	1,243,065
Bilibili, Inc. - Class Z (a) (b)	21,920	469,727
Binjiang Service Group Co. Ltd.	35,500	106,878
BOC Aviation Ltd.	214,500	1,778,369
BYD Co. Ltd. - Class A	29,100	1,355,076
BYD Co. Ltd. - Class H (b)	556,500	8,709,736
CGN New Energy Holdings Co. Ltd. (b)	2,152,000	680,889
China Conch Venture Holdings Ltd. (b)	654,500	755,594
China Construction Bank Corp. - Class A	200,700	264,446
China Construction Bank Corp. - Class H	10,206,000	10,312,211
China East Education Holdings Ltd.	1,389,000	1,182,344
China Feihe Ltd.	1,444,000	1,051,496
China Foods Ltd.	466,000	182,392
China Hongqiao Group Ltd. (b)	1,523,000	3,497,361
China International Marine Containers Group Co. Ltd. - Class A	173,850	191,374
China Mengniu Dairy Co. Ltd.	230,000	472,484
China Merchants Bank Co. Ltd. - Class A	377,400	2,424,869
China Merchants Bank Co. Ltd. - Class H	874,500	6,120,670
China Merchants Port Group Co. Ltd. - Class A	63,400	176,166
China National Building Material Co. Ltd. - Class H	1,280,000	612,504
China Overseas Land & Investment Ltd.	715,500	1,243,115
China Pacific Insurance Group Co. Ltd. - Class A	61,000	319,347
China Pacific Insurance Group Co. Ltd. - Class H	791,600	2,716,107
China Petroleum & Chemical Corp. - Class H	192,000	100,650
China Reinsurance Group Corp. - Class H	3,144,000	490,002
China Resources Land Ltd.	989,000	3,356,108
China State Construction Engineering Corp. Ltd. - Class A (a)	551,700	444,053
China Tower Corp. Ltd. - Class H	395,600	566,021
China Water Affairs Group Ltd. (b)	230,000	184,549
CITIC Ltd.	107,000	147,238
CMOC Group Ltd. - Class H	138,000	139,668
Contemporary Amperex Technology Co. Ltd. - Class A	56,420	1,986,190
COSCO SHIPPING Holdings Co. Ltd. - Class A	338,890	711,393
COSCO SHIPPING Holdings Co. Ltd. - Class H (b)	943,700	1,640,673
Dongfeng Motor Group Co. Ltd. - Class H	220,000	96,422
Dongyue Group Ltd.	113,000	151,198
Eastern Air Logistics Co. Ltd. - Class A	160,800	293,413
Far East Horizon Ltd. (b)	681,000	591,709
Foxconn Industrial Internet Co. Ltd. - Class A	64,300	191,891
Fufeng Group Ltd. (b)	483,000	424,619
Fuyao Glass Industry Group Co. Ltd. - Class H	63,600	454,713
Gansu Shangfeng Cement Co. Ltd. - Class A	941,800	1,041,047
Geely Automobile Holdings Ltd.	1,713,000	3,490,006
GEPIC Energy Development Co. Ltd. - Class A	1,225,200	1,093,420
Goldcup Electric Apparatus Co. Ltd. - Class A	496,600	677,706
Goldwind Science & Technology Co. Ltd. - Class H	214,800	204,697
Gree Electric Appliances, Inc. of Zhuhai - Class A	123,400	774,540
Guangdong Investment Ltd.	1,582,000	1,323,098
Guangdong Provincial Expressway Development Co. Ltd. - Class A	140,220	260,917
Guodian Nanjing Automation Co. Ltd. - Class A	378,060	412,629
Haier Smart Home Co. Ltd. - Class A	139,400	481,371
Haier Smart Home Co. Ltd. - Class H (b)	391,000	1,120,989
Hansoh Pharmaceutical Group Co. Ltd.	128,000	486,057
Harbin Electric Co. Ltd. - Class H	1,210,000	903,495
See accompanying notes to financial statements.
BHFTI-449

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hengan International Group Co. Ltd.	460,500	$1,323,070
Hisense Home Appliances Group Co. Ltd. - Class A	75,000	269,859
Hisense Home Appliances Group Co. Ltd. - Class H (b)	203,000	553,564
Huadong Medicine Co. Ltd. - Class A	61,200	345,237
Industrial & Commercial Bank of China Ltd. - Class H	6,335,000	5,025,891
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	505,800	391,225
Intco Medical Technology Co. Ltd. - Class A	141,520	467,727
JD Logistics, Inc. (a)	204,300	342,918
JD.com, Inc. - Class A	408,054	6,652,845
Jiangsu Expressway Co. Ltd. - Class H	766,000	1,081,974
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	28,236
Jiangxi Ganyue Expressway Co. Ltd. - Class A	299,300	211,865
Jilin Yatai Group Co. Ltd. - Class A (a)	826,800	215,554
JNBY Design Ltd.	531,000	1,170,580
KE Holdings, Inc. (ADR)	54,100	959,734
Kingfa Sci & Tech Co. Ltd. - Class A	300,400	434,170
Kingsoft Corp. Ltd.	530,800	2,766,367
Kuaishou Technology (a)	354,400	2,867,845
Kunlun Energy Co. Ltd.	2,356,000	2,290,240
Kweichow Moutai Co. Ltd. - Class A	1,200	236,598
Lenovo Group Ltd.	2,408,000	2,897,799
Li Auto, Inc. - Class A (a)	91,300	1,242,138
Longfor Group Holdings Ltd. (b)	88,500	104,602
Lonking Holdings Ltd.	858,000	229,823
Meihua Holdings Group Co. Ltd. - Class A	32,900	49,144
Meituan - Class B (a) (b)	631,910	10,112,740
Midea Group Co. Ltd. - Class A	29,717	299,026
MYS Group Co. Ltd. - Class A	445,600	221,282
Nanjing Iron & Steel Co. Ltd. - Class A	314,300	184,123
NetEase, Inc.	242,200	6,532,903
Newborn Town, Inc. (a)	240,000	301,566
PDD Holdings, Inc. (ADR) (a)	68,500	7,169,210
PetroChina Co. Ltd. - Class H	4,312,000	3,702,900
PICC Property & Casualty Co. Ltd. - Class H	1,186,000	2,301,176
Ping An Insurance Group Co. of China Ltd. - Class A	266,500	2,070,012
Ping An Insurance Group Co. of China Ltd. - Class H (b)	1,259,000	8,015,401
Pop Mart International Group Ltd.	113,400	3,852,130
Qifu Technology, Inc. (ADR)	34,900	1,513,264
Quzhou Xin'an Development Co. Ltd. - Class A (a)	1,547,500	640,150
Satellite Chemical Co. Ltd. - Class A	475,800	1,153,989
SF Holding Co. Ltd. - Class A	133,200	908,748
Shandong Bohui Paper Industrial Co. Ltd. - Class A	235,700	145,873
Shandong Nanshan Aluminum Co. Ltd. - Class A	779,300	416,055
Shandong Sun Paper Industry JSC Ltd. - Class A	77,525	145,873
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	164,400	128,217
Shanghai Bailian Group Co. Ltd. - Class A	302,900	386,383
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,790,920	1,095,619
Shenzhen Desay Battery Technology Co. - Class A	356,800	1,137,575
Shenzhen International Holdings Ltd.	275,500	271,639
Sinopec Engineering Group Co. Ltd. - Class H	662,000	503,876
Sinotruk Hong Kong Ltd.	814,500	2,373,587
SITC International Holdings Co. Ltd.	88,000	282,475
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	827,500	797,142
Sumec Corp. Ltd. - Class A	295,400	397,888
Sunny Optical Technology Group Co. Ltd.	44,500	394,160
Security Description	Shares	Value
China — (Continued)
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	1,460,500	$993,601
Tencent Holdings Ltd. (b)	862,300	55,383,030
Tencent Music Entertainment Group (ADR) (b)	89,000	1,734,610
Tian Di Science & Technology Co. Ltd. - Class A	164,200	137,270
Tianli International Holdings Ltd. (b)	342,122	197,537
Tianshan Aluminum Group Co. Ltd. - Class A	166,700	193,348
Tingyi Cayman Islands Holding Corp.	715,876	1,049,468
Trip.com Group Ltd.	54,200	3,156,985
Vipshop Holdings Ltd. (ADR)	71,600	1,077,580
Want Want China Holdings Ltd.	225,000	157,219
Weichai Power Co. Ltd. - Class A	206,100	443,765
Weilong Delicious Global Holdings Ltd. (b)	350,200	647,592
Western Mining Co. Ltd. - Class A	121,400	281,784
WuXi AppTec Co. Ltd. - Class A	67,091	654,444
WuXi AppTec Co. Ltd. - Class H (b)	275,900	2,771,256
Wuxi Biologics Cayman, Inc. (a)	364,500	1,193,920
Xiaomi Corp. - Class B (a)	2,414,400	18,607,097
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	242,000	492,599
XPeng, Inc. - Class A (a)	91,000	812,625
Xtep International Holdings Ltd. (b)	1,576,056	1,132,372
Yealink Network Technology Corp. Ltd. - Class A	43,900	212,981
Yifeng Pharmacy Chain Co. Ltd. - Class A	49,600	169,502
Yongjin Technology Group Co. Ltd.	238,200	590,109
Yum China Holdings, Inc.	89,200	3,988,132
Yunnan Aluminium Co. Ltd. - Class A	64,500	143,863
Yunnan Yuntianhua Co. Ltd. - Class A	280,500	860,075
Yutong Bus Co. Ltd. - Class A	366,700	1,272,273
Zhejiang Chint Electrics Co. Ltd. - Class A	113,200	357,652
Zhejiang Expressway Co. Ltd. - Class H	502,000	462,220
Zhejiang Hailide New Material Co. Ltd. - Class A	351,500	250,688
Zhejiang Huayou Cobalt Co. Ltd. - Class A	152,900	790,042
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	518,600	611,577
Zhongsheng Group Holdings Ltd.	449,000	694,371
Zijin Mining Group Co. Ltd. - Class H	86,000	218,902
ZTE Corp. - Class H	405,200	1,250,019
		318,702,025
Czech Republic — 0.3%
CEZ AS	15,226	894,816
Komercni Banka AS	27,100	1,310,314
Moneta Money Bank AS	219,118	1,511,416
		3,716,546
Egypt — 0.0%
Eastern Co. SAE	241,085	145,817
Greece — 0.7%
Eurobank Ergasias Services & Holdings SA - Class A	735,035	2,531,333
National Bank of Greece SA	123,447	1,578,291
OPAP SA	117,995	2,679,323
Piraeus Financial Holdings SA	116,213	807,419
Public Power Corp. SA	36,938	604,004
		8,200,370
Hong Kong — 0.5%
Orient Overseas International Ltd.	12,000	204,347
See accompanying notes to financial statements.
BHFTI-450

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Sino Biopharmaceutical Ltd.	4,931,000	$3,311,354
Wasion Holdings Ltd.	380,000	404,537
WH Group Ltd.	1,287,000	1,239,492
		5,159,730
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	202,330	1,061,546
MOL Hungarian Oil & Gas PLC	18,743	163,197
OTP Bank Nyrt	10,332	825,296
		2,050,039
India — 17.8%
Adani Power Ltd. (a)	126,731	865,688
Alkem Laboratories Ltd.	9,028	520,016
Apollo Hospitals Enterprise Ltd.	25,807	2,178,357
Arvind Ltd.	98,669	407,512
Ashok Leyland Ltd.	818,424	2,381,926
Aster DM Healthcare Ltd.	96,166	668,173
Aurobindo Pharma Ltd. (a)	117,746	1,559,631
Axis Bank Ltd.	192,933	2,696,288
Bajaj Auto Ltd.	17,258	1,688,442
Bajaj Consumer Care Ltd. (a)	181,870	445,939
Bajaj Finance Ltd.	150,250	1,642,095
Bank of Baroda	60,073	174,105
Bharat Electronics Ltd.	328,079	1,618,149
Bharat Petroleum Corp. Ltd.	773,922	2,992,472
Bharti Airtel Ltd.	429,772	10,083,198
Biocon Ltd.	187,483	781,580
Bombay Burmah Trading Co.	20,786	486,673
CESC Ltd.	373,354	747,837
Chambal Fertilisers & Chemicals Ltd.	160,458	1,059,040
Chennai Petroleum Corp. Ltd.	31,514	250,263
Cipla Ltd.	41,042	720,897
Coal India Ltd.	524,597	2,398,312
Colgate-Palmolive India Ltd.	20,274	570,545
Coromandel International Ltd.	15,294	444,682
Divi's Laboratories Ltd.	20,235	1,613,911
Dr. Reddy's Laboratories Ltd.	186,940	2,809,265
EID Parry India Ltd. (a)	93,440	1,207,781
Emami Ltd.	43,771	291,912
Embassy Office Parks (REIT)	131,720	598,803
EPL Ltd.	208,980	593,056
Finolex Cables Ltd.	50,306	580,547
Force Motors Ltd.	4,679	881,210
Fortis Healthcare Ltd.	130,059	1,201,980
GAIL India Ltd.	990,889	2,204,317
General Insurance Corp. of India	187,688	841,399
GHCL Ltd.	52,656	376,427
GMR Power & Urban Infra Ltd. (a)	113,499	151,999
Godawari Power & Ispat Ltd.	158,985	352,251
Graphite India Ltd.	48,348	319,486
Grasim Industries Ltd.	18,083	600,309
Great Eastern Shipping Co. Ltd.	70,066	800,138
Gujarat Pipavav Port Ltd.	342,759	648,103
Gujarat State Petronet Ltd.	95,517	366,608
HCL Technologies Ltd.	233,215	4,711,625
Security Description	Shares	Value
India — (Continued)
HDFC Asset Management Co. Ltd.	14,577	$884,329
HDFC Bank Ltd.	463,978	10,815,881
HDFC Bank Ltd. (ADR)	55,900	4,285,853
Hero MotoCorp Ltd.	51,121	2,525,686
Hindalco Industries Ltd.	456,132	3,686,722
Hindustan Aeronautics Ltd.	47,160	2,683,452
Hindustan Petroleum Corp. Ltd.	334,833	1,706,179
Hindustan Unilever Ltd.	51,422	1,377,808
ICICI Bank Ltd.	582,333	9,827,049
ICICI Bank Ltd. (ADR)	31,800	1,069,752
Indian Hotels Co. Ltd.	72,682	646,185
Indian Oil Corp. Ltd.	1,319,033	2,261,533
Indus Towers Ltd. (a)	661,249	3,258,757
Infosys Ltd.	301,370	5,636,867
Infosys Ltd. (ADR) (b)	194,300	3,600,379
InterGlobe Aviation Ltd. (a)	38,871	2,708,468
ITC Ltd.	486,792	2,365,529
Jindal Saw Ltd.	35,040	98,360
JSW Steel Ltd.	109,667	1,303,032
Karur Vysya Bank Ltd.	403,255	1,260,621
Kaveri Seed Co. Ltd.	19,487	268,703
KCP Ltd.	154,561	370,536
Kotak Mahindra Bank Ltd.	51,855	1,306,401
Larsen & Toubro Ltd.	36,372	1,557,358
LG Balakrishnan & Bros Ltd.	9,678	146,458
LT Foods Ltd.	102,998	582,925
Lupin Ltd.	75,156	1,699,919
Mahindra & Mahindra Ltd.	178,128	6,604,950
Maruti Suzuki India Ltd.	2,018	291,849
Max Healthcare Institute Ltd.	69,479	1,034,218
Mphasis Ltd.	55,947	1,860,477
Muthoot Finance Ltd.	104,413	3,199,664
National Aluminium Co. Ltd.	510,073	1,147,059
Nava Ltd.	140,377	993,552
NMDC Ltd.	1,575,423	1,286,126
NTPC Ltd.	1,040,391	4,063,153
Oil & Natural Gas Corp. Ltd.	912,825	2,596,762
Oil India Ltd.	79,722	404,460
Oracle Financial Services Software Ltd.	18,336	1,920,428
Page Industries Ltd.	217	124,878
Petronet LNG Ltd.	604,773	2,132,212
Power Finance Corp. Ltd.	183,405	914,004
Power Grid Corp. of India Ltd.	1,142,170	3,984,881
PTC India Ltd.	165,335	347,587
Raymond Ltd. (a)	14,542	121,284
Raymond Realty Ltd. (a)	14,542	175,382
REC Ltd.	251,480	1,181,174
Reliance Industries Ltd.	655,276	11,463,903
Reliance Infrastructure Ltd. (a)	270,076	1,292,027
Shriram Finance Ltd.	168,376	1,389,136
State Bank of India	318,055	3,041,378
Sun Pharmaceutical Industries Ltd.	226,086	4,422,030
Sun TV Network Ltd.	41,003	286,768
Surya Roshni Ltd.	57,810	234,410
Tata Consultancy Services Ltd.	64,049	2,584,999
Tata Motors Ltd.	365,066	2,931,557
See accompanying notes to financial statements.
BHFTI-451

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Tech Mahindra Ltd.	110,227	$2,167,165
TVS Motor Co. Ltd.	69,430	2,355,238
UltraTech Cement Ltd.	2,697	380,153
United Spirits Ltd.	47,100	785,284
UPL Ltd.	210,296	1,621,455
Varun Beverages Ltd.	26,044	139,085
Vedanta Ltd.	582,908	3,138,360
Welspun Corp. Ltd. (a)	119,583	1,296,936
Wipro Ltd.	1,053,738	3,275,985
Zydus Lifesciences Ltd.	28,340	327,752
		203,985,410
Indonesia — 1.0%
Alamtri Resources Indonesia Tbk. PT	2,012,000	227,372
Aneka Tambang Tbk. PT	3,370,000	632,551
Astra International Tbk. PT	10,062,500	2,789,671
Bank Central Asia Tbk. PT	3,446,300	1,846,528
Bank Mandiri Persero Tbk. PT	2,859,800	860,305
Bank Rakyat Indonesia Persero Tbk. PT	6,858,200	1,586,018
Bukit Asam Tbk. PT	1,336,300	202,899
Erajaya Swasembada Tbk. PT	5,590,200	183,196
Indofood Sukses Makmur Tbk. PT	3,224,300	1,615,942
Perusahaan Gas Negara Tbk. PT	4,422,900	440,730
Saratoga Investama Sedaya Tbk. PT (a)	2,526,400	251,827
Timah Tbk. PT	2,225,600	142,361
United Tractors Tbk. PT	355,400	470,889
		11,250,289
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	95,622	353,690
Boursa Kuwait Securities Co. KPSC	60,648	602,951
Commercial Real Estate Co. KSC	983,191	630,813
Gulf Cables & Electrical Industries Group Co. KSCP	82,040	542,120
Kuwait Finance House KSCP	565,202	1,486,233
Kuwait Telecommunications Co.	78,122	143,265
Mobile Telecommunications Co. KSCP	78,647	124,335
National Bank of Kuwait SAKP	445,773	1,460,322
National Industries Group Holding SAK	387,615	323,987
National Investments Co. KSCP	622,624	510,374
		6,178,090
Malaysia — 1.0%
Aeon Co. M Bhd.	934,700	310,717
Alliance Bank Malaysia Bhd.	650,900	670,934
AMMB Holdings Bhd.	820,854	994,523
CIMB Group Holdings Bhd.	2,155,923	3,519,320
Eco World Development Group Bhd.	367,700	171,508
KPJ Healthcare Bhd.	1,026,400	648,535
Malayan Banking Bhd.	1,529,967	3,545,430
RHB Bank Bhd.	564,700	850,474
Ta Ann Holdings Bhd.	201,000	178,088
Tenaga Nasional Bhd.	102,000	348,427
United Plantations Bhd.	129,750	678,432
		11,916,388
Security Description	Shares	Value
Mexico — 2.0%
Arca Continental SAB de CV	264,800	$2,805,417
Banco del Bajio SA	395,200	954,065
Cemex SAB de CV (ADR)	141,600	981,288
Coca-Cola Femsa SAB de CV	185,200	1,794,015
FIBRA Macquarie Mexico (REIT)	110,600	177,059
Fibra Uno Administracion SA de CV (REIT)	1,948,100	2,693,049
Fomento Economico Mexicano SAB de CV	136,200	1,401,159
Gruma SAB de CV - Class B	71,015	1,224,791
Grupo Financiero Banorte SAB de CV - Class O	503,200	4,617,549
Grupo Mexico SAB de CV - Series B	434,100	2,619,938
Industrias Penoles SAB de CV (a)	6,900	192,918
Kimberly-Clark de Mexico SAB de CV - Class A	222,800	408,448
Promotora y Operadora de Infraestructura SAB de CV	124,055	1,399,185
Regional SAB de CV	135,100	1,115,964
Wal-Mart de Mexico SAB de CV	46,000	152,185
		22,537,030
Monaco — 0.0%
Costamare Bulkers Holdings Ltd. (a)	3,170	27,484
Peru — 0.2%
Credicorp Ltd.	10,500	2,346,960
Intercorp Financial Services, Inc.	11,678	445,282
		2,792,242
Philippines — 0.4%
DMCI Holdings, Inc.	2,448,600	474,170
GT Capital Holdings, Inc.	46,970	479,074
International Container Terminal Services, Inc.	262,460	1,920,224
Metropolitan Bank & Trust Co.	548,990	706,629
PLDT, Inc.	13,505	291,778
Semirara Mining & Power Corp.	438,900	257,115
		4,128,990
Poland — 0.9%
Asseco Poland SA	5,431	305,575
Bank Handlowy w Warszawie SA (a)	26,282	873,196
Bank Polska Kasa Opieki SA	41,368	2,133,316
Cyfrowy Polsat SA (a)	78,027	382,202
Enea SA (a)	48,148	261,760
ORLEN SA	74,243	1,694,363
Powszechna Kasa Oszczednosci Bank Polski SA	206,676	4,323,531
Rainbow Tours SA	4,929	186,988
Santander Bank Polska SA	4,056	557,904
		10,718,835
Qatar — 0.7%
Ooredoo QPSC	499,090	1,751,983
Qatar Islamic Bank QPSC	317,645	1,934,687
Qatar National Bank QPSC	781,757	3,725,763
Vodafone Qatar QSC	518,770	339,333
		7,751,766
Russia — 0.0%
Gazprom PJSC (a) (c) (d)	595,658	0
See accompanying notes to financial statements.
BHFTI-452

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Russia — (Continued)
LUKOIL PJSC (a) (c) (d)	284,391	$0
Mobile TeleSystems PJSC (a) (c) (d)	253,200	0
Novatek PJSC (a) (c) (d)	928,138	0
Novolipetsk Steel PJSC (GDR) (a) (c) (d)	19,696	0
PhosAgro PJSC (a) (c) (d)	287	0
PhosAgro PJSC (GDR) (a) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (a) (c) (d)	77,745	0
Sberbank of Russia PJSC † (a) (c) (d)	2,524,904	0
Severstal PAO (GDR) (a) (c) (d)	30,364	0
		0
Saudi Arabia — 3.4%
Al Babtain Power & Telecommunication Co.	92,777	1,354,525
Al Rajhi Bank	244,480	6,178,982
Alinma Bank	322,354	2,310,171
Arab National Bank	460,422	2,666,699
Arriyadh Development Co.	18,892	177,731
Banque Saudi Fransi	521,534	2,482,218
East Pipes Integrated Co. for Industry	8,385	282,637
Etihad Etisalat Co.	189,929	3,003,476
Mobile Telecommunications Co. Saudi Arabia	269,903	776,949
Riyad Bank	392,935	3,011,411
Riyadh Cables Group Co.	28,741	1,086,494
Riyadh Cement Co.	52,204	447,128
SABIC Agri-Nutrients Co.	90,860	2,595,947
Saudi Arabian Mining Co. (a)	14,077	201,205
Saudi Arabian Oil Co.	457,207	2,964,270
Saudi Awwal Bank	158,165	1,421,343
Saudi Investment Bank	270,595	1,047,645
Saudi National Bank	268,823	2,593,745
Saudi Telecom Co.	435,563	4,940,649
		39,543,225
South Africa — 2.8%
Capitec Bank Holdings Ltd.	2,934	590,088
Clicks Group Ltd.	24,066	505,263
FirstRand Ltd.	263,289	1,128,904
Gold Fields Ltd.	151,884	3,597,872
Harmony Gold Mining Co. Ltd.	181,164	2,512,049
Investec Ltd.	76,543	571,601
Kumba Iron Ore Ltd. (b)	47,886	771,835
Life Healthcare Group Holdings Ltd.	436,124	351,894
Momentum Group Ltd.	569,619	1,103,695
Naspers Ltd. - N Shares	24,085	7,503,993
Nedbank Group Ltd.	123,742	1,699,113
Netcare Ltd.	345,466	272,405
Old Mutual Ltd.	1,439,388	984,808
Omnia Holdings Ltd.	163,785	735,683
Resilient REIT Ltd. (REIT)	180,501	616,469
Reunert Ltd.	21,613	70,335
Shoprite Holdings Ltd.	146,148	2,291,584
Standard Bank Group Ltd.	333,370	4,298,024
Sun International Ltd.	129,444	320,177
Telkom SA SOC Ltd. (a)	60,484	184,926
Vodacom Group Ltd.	262,850	2,031,434
Security Description	Shares	Value
South Africa — (Continued)
Wilson Bayly Holmes-Ovcon Ltd.	37,027	$386,406
		32,528,558
South Korea — 10.7%
Alteogen, Inc. (a)	3,679	1,016,045
BNK Financial Group, Inc.	42,541	391,908
Celltrion, Inc.	1,265	149,578
Chong Kun Dang Pharmaceutical Corp.	61	3,747
Coway Co. Ltd.	38,286	2,746,723
Doosan Bobcat, Inc.	15,149	653,618
DoubleUGames Co. Ltd.	19,697	832,452
Hana Financial Group, Inc.	79,325	5,061,506
Hankook Tire & Technology Co. Ltd.	60,527	1,780,018
Hanwha Aerospace Co. Ltd.	1,958	1,230,531
HD Hyundai Co. Ltd.	14,327	1,375,607
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,811	1,577,388
HMM Co. Ltd.	43,558	726,083
Hyundai Glovis Co. Ltd.	28,108	2,807,092
Hyundai Mobis Co. Ltd.	19,984	4,239,731
Hyundai Motor Co.	1,356	203,863
Kangwon Land, Inc.	86,285	1,169,928
KB Financial Group, Inc.	77,369	6,356,803
Kia Corp.	41,137	2,945,369
Korea Electric Power Corp.	129,821	3,756,488
Korea Electric Terminal Co. Ltd.	12,430	599,549
Korea Investment Holdings Co. Ltd.	25,973	2,686,290
Krafton, Inc. (a)	797	214,425
KT&G Corp.	36,567	3,456,989
LS Corp.	2,362	343,657
Meritz Financial Group, Inc.	18,834	1,569,782
Mirae Asset Securities Co. Ltd.	227,524	3,618,800
NAVER Corp.	18,122	3,518,390
NH Investment & Securities Co. Ltd.	87,066	1,290,254
NICE Information Service Co. Ltd.	85,991	1,041,406
Orion Holdings Corp.	11,829	192,903
POSCO Holdings, Inc.	2,741	531,496
Samsung Card Co. Ltd.	22,303	816,544
Samsung Electro-Mechanics Co. Ltd.	13,535	1,351,396
Samsung Electronics Co. Ltd.	625,022	27,710,124
Samsung Fire & Marine Insurance Co. Ltd.	4,993	1,606,847
Samsung Securities Co. Ltd.	26,253	1,432,380
Shinhan Financial Group Co. Ltd.	105,003	4,776,525
SK Hynix, Inc.	85,225	18,460,465
SK Square Co. Ltd. (a)	22,089	2,998,484
SK Telecom Co. Ltd.	57,890	2,431,624
Woori Financial Group, Inc.	167,686	2,790,456
Youngone Corp.	6,018	281,309
		122,744,573
Taiwan — 18.7%
Acter Group Corp. Ltd.	83,000	1,124,361
Advancetek Enterprise Co. Ltd.	267,000	657,448
Arcadyan Technology Corp.	54,000	370,787
ASE Technology Holding Co. Ltd.	796,000	3,988,082
Asia Cement Corp.	304,000	444,012
Asustek Computer, Inc.	192,000	4,234,800
See accompanying notes to financial statements.
BHFTI-453

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
Bizlink Holding, Inc.	13,000	$375,140
Cathay Financial Holding Co. Ltd.	2,225,703	4,786,863
China Airlines Ltd.	860,000	636,171
Compal Electronics, Inc.	2,277,000	2,250,775
CTBC Financial Holding Co. Ltd.	3,796,000	5,681,023
Delta Electronics, Inc.	424,000	5,969,268
Depo Auto Parts Ind Co. Ltd.	56,000	367,287
E.Sun Financial Holding Co. Ltd.	2,915,000	3,279,319
Elite Material Co. Ltd.	24,000	721,087
Eva Airways Corp.	1,817,000	2,482,910
Evergreen International Storage & Transport Corp.	153,000	177,721
Evergreen Marine Corp. Taiwan Ltd.	100,800	686,971
Far Eastern New Century Corp.	1,301,000	1,468,010
Far EasTone Telecommunications Co. Ltd.	48,000	147,272
First Financial Holding Co. Ltd.	2,487,396	2,474,596
Fitipower Integrated Technology, Inc. (a)	33,000	246,941
FSP Technology, Inc.	226,000	433,418
Fubon Financial Holding Co. Ltd.	1,739,312	5,199,968
Fusheng Precision Co. Ltd.	51,000	516,171
Hon Hai Precision Industry Co. Ltd.	2,003,000	10,981,169
KGI Financial Holding Co. Ltd.	4,928,000	2,523,069
Kindom Development Co. Ltd.	143,100	246,996
Kung Long Batteries Industrial Co. Ltd.	7,000	33,484
Largan Precision Co. Ltd.	15,000	1,222,665
Lite-On Technology Corp.	506,000	1,914,886
MediaTek, Inc.	244,000	10,388,877
Namchow Holdings Co. Ltd.	128,000	179,049
Nan Pao Resins Chemical Co. Ltd.	55,000	564,130
Nien Made Enterprise Co. Ltd.	59,000	825,183
Novatek Microelectronics Corp.	104,000	1,941,172
Pixart Imaging, Inc.	48,000	377,308
Posiflex Technology, Inc.	50,000	494,648
Pou Chen Corp. (a)	499,000	528,918
President Chain Store Corp.	55,000	483,092
Primax Electronics Ltd.	82,000	204,730
Quanta Computer, Inc.	106,000	991,283
Realtek Semiconductor Corp.	192,000	3,728,227
Sercomm Corp.	158,000	515,073
Shinkong Insurance Co. Ltd.	130,000	437,105
Sinon Corp.	249,000	357,151
SinoPac Financial Holdings Co. Ltd.	249,000	206,364
Sinyi Realty, Inc.	181,000	155,571
Syncmold Enterprise Corp.	174,000	416,529
Taiwan FU Hsing Industrial Co. Ltd.	302,000	477,031
Taiwan Paiho Ltd.	131,000	242,276
Taiwan Semiconductor Manufacturing Co. Ltd.	3,235,000	116,802,926
Tung Ho Steel Enterprise Corp.	178,000	387,744
Uni-President Enterprises Corp.	529,000	1,467,413
United Microelectronics Corp.	104,000	157,667
Voltronic Power Technology Corp.	24,000	1,035,627
Wan Hai Lines Ltd.	111,671	340,384
Wowprime Corp.	25,000	212,739
Yang Ming Marine Transport Corp.	492,123	1,200,640
Yuanta Financial Holding Co. Ltd.	3,236,204	3,784,940
		214,546,467
Security Description	Shares	Value
Thailand — 1.1%
Charoen Pokphand Foods PCL (NVDR)	2,725,400	$1,927,942
CP ALL PCL (NVDR)	26,600	35,993
Delta Electronics Thailand PCL (NVDR)	50,800	149,711
Kasikornbank PCL (NVDR)	502,700	2,374,330
PTG Energy PCL (NVDR)	269,300	47,235
PTT PCL (NVDR)	2,901,300	2,677,994
SCB X PCL (NVDR)	298,600	1,079,549
Siam City Cement PCL (NVDR)	41,300	181,061
Tisco Financial Group PCL (NVDR)	741,800	2,207,906
TMBThanachart Bank PCL	33,857,600	1,968,420
		12,650,141
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	339,104	1,289,607
BIM Birlesik Magazalar AS	139,232	1,741,350
Dogan Sirketler Grubu Holding AS	1,304,869	512,622
Ford Otomotiv Sanayi AS	136,959	308,494
Logo Yazilim Sanayi Ve Ticaret AS (b)	118,574	475,438
Migros Ticaret AS	72,767	909,165
Pegasus Hava Tasimaciligi AS (a)	141,562	919,297
Turk Telekomunikasyon AS (a)	96,662	142,808
Turkcell Iletisim Hizmetleri AS	277,106	673,183
		6,971,964
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	688,519	2,526,252
Abu Dhabi Islamic Bank PJSC	444,837	2,603,682
Aldar Properties PJSC	205,432	499,021
Dubai Islamic Bank PJSC	717,654	1,772,485
Emaar Development PJSC	640,021	2,361,572
Emaar Properties PJSC	1,412,509	5,231,628
Emirates NBD Bank PJSC	582,572	3,615,999
First Abu Dhabi Bank PJSC	86,711	391,960
TECOM Group PJSC	49,500	43,426
		19,046,025
United Kingdom — 0.4%
Anglogold Ashanti PLC	106,364	4,847,182
United States — 0.3%
JBS NV (BDR) (a)	200,050	2,879,739
Titan SA	21,688	982,478
		3,862,217
Total Common Stocks (Cost $986,437,412)		1,116,555,889

Preferred Stocks—1.5%
Brazil — 1.1%
Banco Bradesco SA	588,100	1,821,745
Cia Energetica de Minas Gerais	675,203	1,342,179
Itau Unibanco Holding SA	118,030	802,711
Itausa SA	1,873,726	3,776,352
Marcopolo SA	441,700	647,132
Petroleo Brasileiro SA - Petrobras	600,600	3,468,890
See accompanying notes to financial statements.
BHFTI-454

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Preferred Stocks—(Continued)
Security Description	Shares	Value

Brazil — (continued)
Petroleo Brasileiro SA - Petrobras (ADR)	18,100	$208,874
		12,067,883
Chile — 0.1%
Embotelladora Andina SA	239,575	977,458
Colombia — 0.0%
Grupo Cibest SA	45,469	523,831
South Korea — 0.3%
Samsung Electronics Co. Ltd.	105,548	3,870,641
Total Preferred Stocks (Cost $16,250,425)		17,439,813

Rights—0.0%
Malaysia — 0.0%
Alliance Bank Malaysia Bhd. (a) (Cost $0)	76,576	18,371

Warrants—0.0%
Malaysia — 0.0%
YTL Corp. Bhd., Expires 06/02/28 (a) (Cost $0)	79,600	15,525

Short-Term Investments—0.7%
Short-Term Investment Funds — 0.7%
Invesco Treasury Portfolio, Institutional Class
4.230% (e)	7,870,021	7,870,021
Total Short-Term Investments (Cost $7,870,021)		7,870,021

Securities Lending Reinvestments (f)—0.4%
Short-Term Investment Funds — 0.4%
AB Government Money Market Portfolio, Institutional Class, 4.170% (e)	50,000	50,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.220% (e)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.190% (e)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	700,000	700,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.260% (e)	700,000	700,000
Security Description	Shares	Value
Short-Term Investment Funds — (Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.230% (e)	711,811	$711,811
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.250% (e)	700,000	700,000
		4,261,811
Total Securities Lending Reinvestments (Cost $4,261,811)		4,261,811
Total Investments—99.8% (Cost $1,014,819,669)		1,146,161,430
Other assets and liabilities (net)—0.2%		2,209,034
Net Assets—100.0%		$1,148,370,464

†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $15,938,078 and the collateral received consisted of cash in the amount of
$4,261,811 and non-cash collateral with a value of $12,600,384. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.

Ten Largest Industries as of June 30, 2025 (Unaudited)	% of Net Assets
Banks	18.4
Semiconductors & Semiconductor Equipment	13.6
Interactive Media & Services	5.7
Technology Hardware, Storage & Peripherals	5.5
Broadline Retail	4.7
Oil, Gas & Consumable Fuels	4.0
Metals & Mining	3.4
Automobiles	3.1
Insurance	3.1
Electronic Equipment, Instruments & Components	2.1

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	2,524,904	$8,857,252	$0
See accompanying notes to financial statements.
BHFTI-455

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$493,833,356	$0	$200,258,531
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,261,811)	$—	$—	$—	$(4,261,811)
Gross amount of recognized liabilities for securities lending transactions					$(4,261,811)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	09/19/25	208	USD	12,828,400	$280,026
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$280,026

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,313,001

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$587,574
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$10,956,475

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-456

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of June 30, 2025
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$36,998,179	$—	$—	$36,998,179
Chile	3,556,307	—	—	3,556,307
China	16,442,530	302,259,495	—	318,702,025
Czech Republic	—	3,716,546	—	3,716,546
Egypt	—	145,817	—	145,817
Greece	—	8,200,370	—	8,200,370
Hong Kong	—	5,159,730	—	5,159,730
Hungary	—	2,050,039	—	2,050,039
India	8,955,984	195,029,426	—	203,985,410
Indonesia	—	11,250,289	—	11,250,289
Kuwait	—	6,178,090	—	6,178,090
Malaysia	—	11,916,388	—	11,916,388
Mexico	22,537,030	—	—	22,537,030
Monaco	27,484	—	—	27,484
Peru	2,792,242	—	—	2,792,242
Philippines	—	4,128,990	—	4,128,990
Poland	—	10,718,835	—	10,718,835
Qatar	—	7,751,766	—	7,751,766
Russia	—	—	0	0
Saudi Arabia	—	39,543,225	—	39,543,225
South Africa	—	32,528,558	—	32,528,558
South Korea	—	122,744,573	—	122,744,573
Taiwan	—	214,546,467	—	214,546,467
Thailand	1,968,420	10,681,721	—	12,650,141
Turkey	—	6,971,964	—	6,971,964
United Arab Emirates	—	19,046,025	—	19,046,025
United Kingdom	—	4,847,182	—	4,847,182
United States	2,879,739	982,478	—	3,862,217
Total Common Stocks	96,157,915	1,020,397,974	0	1,116,555,889
Preferred Stocks
Brazil	12,067,883	—	—	12,067,883
Chile	977,458	—	—	977,458
Colombia	—	523,831	—	523,831
South Korea	—	3,870,641	—	3,870,641
Total Preferred Stocks	13,045,341	4,394,472	—	17,439,813
Total Warrants*	—	15,525	—	15,525
Total Rights*	—	18,371	—	18,371
Total Short-Term Investments*	7,870,021	—	—	7,870,021
Total Securities Lending Reinvestments	4,261,811	—	—	4,261,811
Total Investments	$121,335,088	$1,024,826,342	$0	$1,146,161,430
Collateral for Securities Loaned (Liability)	$—	$(4,261,811)	$—	$(4,261,811)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$280,026	$—	$—	$280,026

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
See accompanying notes to financial statements.
BHFTI-457

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statement of Assets and Liabilities

June 30, 2025
Assets
Investments at value (a) (b)	$1,146,161,430
Cash denominated in foreign currencies (c)	7,835,596
Cash collateral for futures contracts	522,267
Receivable for:
Fund shares sold	2,787
Dividends and interest	5,102,339
Variation margin on futures contracts	71,366
Prepaid expenses	9,278
Total Assets	1,159,705,063
Liabilities
Due to custodian	37,278
Collateral for securities loaned	4,261,811
Payable for:
Fund shares redeemed	405,741
Foreign taxes	4,918,470
Accrued Expenses:
Management fees	416,071
Administration fees	97,033
Custodian and accounting fees	720,217
Distribution and service fees	74,548
Deferred trustees’ fees	308,700
Other expenses	94,730
Total Liabilities	11,334,599
Net Assets	$1,148,370,464
Net Assets Consist of:
Paid in surplus	$1,009,545,731
Distributable earnings (Accumulated losses) (d)	138,824,733
Net Assets	$1,148,370,464
Net Assets
Class A	$778,581,932
Class B	369,788,532
Capital Shares Outstanding*
Class A	64,449,801
Class B	30,765,852
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.08
Class B	12.02

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,014,819,669.
(b)	Includes securities loaned at value of $15,938,078.
(c)	Identified cost of cash denominated in foreign currencies was $7,775,388.
(d)	Includes foreign capital gains tax of $4,918,470.
Statement of Operations

Six Months Ended June 30, 2025
Investment Income
Dividends (a)	$14,191,773
Interest	8,539
Securities lending income	29,322
Total investment income	14,229,634
Expenses
Management fees	1,581,062
Administration fees	23,334
Custodian and accounting fees	114,026
Distribution and service fees—Class B	163,950
Audit and tax services	39,912
Legal	22,723
Trustees’ fees and expenses	20,035
Shareholder reporting	8,600
Insurance	1,691
Miscellaneous	35,831
Total expenses	2,011,164
Less management fee waiver	(162,442)
Net expenses	1,848,722
Net Investment Income	12,380,912
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	16,842,395
Futures contracts	1,313,001
Foreign currency transactions	(803,796)
Net realized gain (loss)	17,351,600
Net change in unrealized appreciation (depreciation) on:
Investments (c)	109,089,968
Futures contracts	587,574
Foreign currency transactions	135,900
Net change in unrealized appreciation (depreciation)	109,813,442
Net realized and unrealized gain (loss)	127,165,042
Net Increase (Decrease) in Net Assets From Operations	$139,545,954

(a)	Net of foreign withholding taxes of $1,566,166.
(b)	Net of foreign capital gains tax of $798,041.
(c)	Includes change in foreign capital gains tax of $(1,999,582).
See accompanying notes to financial statements.
BHFTI-458

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,380,912	$9,695,835
Net realized gain (loss)	17,351,600	13,462,185
Net change in unrealized appreciation (depreciation)	109,813,442	19,870,984
Increase (decrease) in net assets from operations	139,545,954	43,029,004
From Distributions to Shareholders
Class A	(7,458,846)	(13,003,196)
Class B	(2,658,173)	(238,674)
Total distributions	(10,117,019)	(13,241,870)
Increase (decrease) in net assets from capital share transactions	652,249,841	(27,198,886)
Total increase (decrease) in net assets	781,678,776	2,588,248
Net Assets
Beginning of period	366,691,688	364,103,440
End of period	$1,148,370,464	$366,691,688

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	108,446	$1,228,002	3,431,937	$36,178,852
Shares issued through acquisition (a)	36,337,018	395,415,800	0	0
Reinvestments	628,908	7,458,846	1,247,788	13,003,196
Redemptions	(6,723,759)	(75,514,242)	(7,105,826)	(76,182,421)
Net increase (decrease)	30,350,613	$328,588,406	(2,426,101)	$(27,000,373)
Class B
Sales	67,116	$744,443	84,022	$871,057
Shares issued through acquisition (a)	31,349,997	338,746,123	0	0
Reinvestments	225,078	2,658,173	22,998	238,674
Redemptions	(1,620,791)	(18,487,304)	(125,969)	(1,308,244)
Net increase (decrease)	30,021,400	$323,661,435	(18,949)	$(198,513)
Increase (decrease) derived from capital shares transactions		$652,249,841		$(27,198,886)

(a)	See Note 11 of the Notes to Financial Statements
See accompanying notes to financial statements.
BHFTI-459

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.53	$9.77	$8.95	$11.50	$11.60	$10.38
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.26	0.25	0.29	0.29	0.18
Net realized and unrealized gain (loss)	1.46	0.85	0.89	(2.59)	(0.20)	1.29
Total income (loss) from investment operations	1.67	1.11	1.14	(2.30)	0.09	1.47
Less Distributions
Distributions from net investment income	(0.12)	(0.35)	(0.32)	(0.25)	(0.19)	(0.25)
Total distributions	(0.12)	(0.35)	(0.32)	(0.25)	(0.19)	(0.25)
Net Asset Value, End of Period	$12.08	$10.53	$9.77	$8.95	$11.50	$11.60
Total Return (%) (b)	15.84 (c)	11.41	12.80	(20.13)	0.64	14.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.68	0.73	0.71	0.67	0.68
Net ratio of expenses to average net assets (%) (e)	0.54 (d)	0.65	0.73	0.71	0.67	0.68
Ratio of net investment income (loss) to average net assets (%)	3.75 (d)	2.50	2.72	3.03	2.37	1.91
Portfolio turnover rate (%)	30 (c)	34	25	23	45	42
Net assets, end of period (in millions)	$778.6	$358.9	$356.7	$352.4	$446.3	$390.8

	Class B
	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.46	$9.71	$8.90	$11.44	$11.57	$10.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.23	0.23	0.27	0.26	0.15
Net realized and unrealized gain (loss)	1.40	0.85	0.87	(2.58)	(0.21)	1.29
Total income (loss) from investment operations	1.65	1.08	1.10	(2.31)	0.05	1.44
Less Distributions
Distributions from net investment income	(0.09)	(0.33)	(0.29)	(0.23)	(0.18)	(0.24)
Total distributions	(0.09)	(0.33)	(0.29)	(0.23)	(0.18)	(0.24)
Net Asset Value, End of Period	$12.02	$10.46	$9.71	$8.90	$11.44	$11.57
Total Return (%) (b)	15.75 (c)	11.13	12.50	(20.32)	0.31	14.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.93	0.98	0.96	0.92	0.93
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.90	0.98	0.96	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	4.66 (d)	2.24	2.43	2.78	2.21	1.56
Portfolio turnover rate (%)	30 (c)	34	25	23	45	42
Net assets, end of period (in millions)	$369.8	$7.8	$7.4	$6.0	$7.0	$2.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-460

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—99.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 99.2%
Communication Services Select Sector SPDR Fund (a) (b)	315,547	$34,246,316
Consumer Staples Select Sector SPDR Fund (a) (b)	400,567	32,433,910
Health Care Select Sector SPDR Fund (a) (b)	243,767	32,857,354
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,151,209	41,091,765
iShares 0-5 Year TIPS Bond ETF (b)	641,945	66,062,560
iShares 20+ Year Treasury Bond ETF (b)	191,588	16,907,641
iShares Core MSCI Emerging Markets ETF (b)	2,098,939	125,999,308
iShares Core S&P 500 ETF (b)	298,936	185,609,362
iShares Core S&P Mid-Cap ETF (b)	803,667	49,843,427
iShares Core S&P Small-Cap ETF (b)	531,929	58,134,520
Schwab International Small-Cap Equity ETF (b)	799,215	34,038,567
SPDR Blackstone Senior Loan ETF (a) (b)	994,088	41,344,120
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	1,960,870	41,962,618
SPDR Bloomberg High Yield Bond ETF (a) (b)	685,003	66,630,242
SPDR Gold Shares (a) (b) (c)	235,795	71,877,390
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,230,292	90,304,523
SPDR S&P 500 ETF Trust (a)	355,412	219,591,304
Vanguard Long-Term Corporate Bond ETF (b)	779,375	59,154,563
Vanguard Real Estate ETF (b)	546,251	48,649,115
Vanguard Total Bond Market ETF (b)	4,417,717	325,276,503
Total Investment Companies (Cost $1,484,890,213)		1,642,015,108

Short-Term Investments—0.9%
Short-Term Investment Funds—0.9%
Invesco Treasury Portfolio, Institutional Class
4.230% (d)	14,568,536	14,568,536
Total Short-Term Investments (Cost $14,568,536)		14,568,536

Securities Lending Reinvestments (e)—16.3%
Certificates of Deposit—1.8%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,999
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (f)	3,000,000	2,999,949
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (f)	1,000,000	1,000,170
Credit Agricole SA
Zero Coupon, 08/08/25	8,000,000	7,962,240
4.500%, 09/15/25	2,000,000	2,000,540
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/15/25	5,000,000	4,953,150
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (f)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 12/15/25 (f)	2,000,000	1,999,966
Skandinaviska Enskilda Banken AB
4.600%, SOFR + 0.200%, 12/08/25 (f)	1,000,000	999,707
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (f)	1,000,000	999,769
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Truist Bank
4.340%, 07/01/25	5,000,000	$5,000,005
		30,915,487
Commercial Paper—1.3%
ANZ New Zealand International Ltd.
4.570%, SOFR + 0.180%, 08/20/25 (f)	3,000,000	3,000,030
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	7,000,000	6,997,454
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (f)	3,000,000	2,999,892
Ionic Funding LLC
4.380%, 07/03/25	6,000,000	5,997,762
4.460%, 07/16/25	2,000,000	1,996,016
		20,991,154
Repurchase Agreements—12.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $14,001,715; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $14,280,000	14,000,000	14,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $10,001,239; collateralized by various Common Stock with an aggregate market value of $11,130,740	10,000,000	10,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $10,249,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $10,455,675	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $12,223,822; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $12,466,785	12,222,335	12,222,335
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $10,001,261; collateralized by various Common Stock with an aggregate market value of $11,151,049	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $35,031,033; collateralized by various Common Stock with an aggregate market value of $39,029,300	35,000,000	35,000,000
See accompanying notes to financial statements.
BHFTI-461

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $29,025,882; collateralized by various Common Stock with an aggregate market value of $32,339,342	29,000,000	$29,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $30,003,650; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $30,600,012	30,000,000	30,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $10,044,722; collateralized by various Common Stock with an aggregate market value of $11,112,531	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $32,804,045; collateralized by various Common Stock with an aggregate market value of $36,493,896	32,800,000	32,800,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $9,001,107; collateralized by various Common Stock with an aggregate market value of $9,901,219	9,000,000	9,000,000
		212,022,335
Time Deposits—0.4%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (f)	2,000,000	$2,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $270,931,801)		270,928,976
Total Investments—116.4% (Cost $1,770,390,550)		1,927,512,620
Other assets and liabilities (net)—(16.4)%		(272,076,549)
Net Assets—100.0%		$1,655,436,071

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $368,611,076 and the collateral received consisted of cash in the amount of $270,832,663 and non-cash collateral with a value of $103,407,425. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Communication Services Select Sector SPDR Fund	$32,883,259	$34,660,061	$(34,755,460)	$2,640,805	$(1,182,349)	$34,246,316
Consumer Discretionary Select Sector SPDR Fund	33,055,056	—	(32,913,464)	(1,599,433)	1,457,841	—
Consumer Staples Select Sector SPDR Fund	—	32,483,893	—	—	(49,983)	32,433,910
Energy Select Sector SPDR Fund	—	34,723,956	(32,927,322)	(1,796,634)	—	—
Financial Select Sector SPDR Fund	32,806,646	29,159,925	(66,364,742)	4,807,819	(409,648)	—
Health Care Select Sector SPDR Fund	—	32,894,635	—	—	(37,281)	32,857,354
SPDR Blackstone Senior Loan ETF	42,650,772	2,913,488	(4,006,353)	(72,939)	(140,848)	41,344,120
SPDR Bloomberg Emerging Markets Local Bond ETF	41,707,389	1,398,021	(4,790,105)	(347,596)	3,994,909	41,962,618
SPDR Bloomberg High Yield Bond ETF	75,753,631	66,024,970	(74,166,252)	(2,619,900)	1,637,793	66,630,242
SPDR Gold Shares	63,040,967	—	(7,386,881)	2,869,556	13,353,748	71,877,390
SPDR Portfolio Developed World ex-U.S. ETF	121,246,825	102,082,517	(163,370,753)	12,857,240	17,488,694	90,304,523
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,627,304	5,993,905	(56,676,545)	(655,547)	710,883	—
SPDR S&P 500 ETF Trust	255,716,081	112,444,972	(165,238,449)	40,856,813	(24,188,113)	219,591,304
See accompanying notes to financial statements.
BHFTI-462

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Technology Select Sector SPDR Fund	$—	$31,181,935	$(27,358,303)	$(3,823,632)	$—	$—
	$749,487,930	$485,962,278	$(669,954,629)	$53,116,552	$12,635,646	$631,247,777

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
Communication Services Select Sector SPDR Fund	$172,575	315,547
Consumer Discretionary Select Sector SPDR Fund	—	—
Consumer Staples Select Sector SPDR Fund	221,244	400,567
Energy Select Sector SPDR Fund	267,886	—
Financial Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	153,666	243,767
SPDR Blackstone Senior Loan ETF	1,293,197	994,088
SPDR Bloomberg Emerging Markets Local Bond ETF	950,901	1,960,870
SPDR Bloomberg High Yield Bond ETF	1,049,767	685,003
SPDR Gold Shares	—	235,795
SPDR Portfolio Developed World ex-U.S. ETF	1,498,288	2,230,292
SPDR Portfolio Intermediate Term Corporate Bond ETF	334,759	—
SPDR S&P 500 ETF Trust	1,059,523	355,412
Technology Select Sector SPDR Fund	56,095	—
	$7,057,901
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,037,605,246	$0	$1,079,021,892
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(270,832,663)	$—	$—	$—	$(270,832,663)
Gross amount of recognized liabilities for securities lending transactions					$(270,832,663)
See accompanying notes to financial statements.
BHFTI-463

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,642,015,108	$—	$—	$1,642,015,108
Total Short-Term Investments*	14,568,536	—	—	14,568,536
Total Securities Lending Reinvestments*	—	270,928,976	—	270,928,976
Total Investments	$1,656,583,644	$270,928,976	$—	$1,927,512,620
Collateral for Securities Loaned (Liability)	$—	$(270,832,663)	$—	$(270,832,663)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-464

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,296,264,843
Affiliated investments at value (c) (d)	631,247,777
Cash	474,037
Receivable for:
Fund shares sold	131,234
Dividends on affiliated investments	625,922
Prepaid expenses	13,086
Total Assets	1,928,756,899
Liabilities
Collateral for securities loaned	270,832,663
Payable for:
Fund shares redeemed	1,293,584
Accrued Expenses:
Management fees	415,508
Administration fees	42,415
Custodian and accounting fees	22,163
Distribution and service fees	329,777
Deferred trustees’ fees	224,101
Other expenses	160,617
Total Liabilities	273,320,828
Net Assets	$1,655,436,071
Net Assets Consist of:
Paid in surplus	$1,418,607,038
Distributable earnings (Accumulated losses)	236,829,033
Net Assets	$1,655,436,071
Net Assets
Class A	$28,128,878
Class B	1,621,161,831
Class E	6,145,362
Capital Shares Outstanding*
Class A	2,563,734
Class B	149,238,324
Class E	563,728
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.97
Class B	10.86
Class E	10.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,203,187,390.
(b)	Includes securities loaned at value $127,623,818.
(c)	Identified cost of affiliated investments was $567,203,160.
(d)	Includes securities loaned at value of $240,987,258.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$11,649,415
Dividends from affiliated investments	7,057,901
Securities lending income	731,486
Total investment income	19,438,802
Expenses
Management fees	2,509,113
Administration fees	18,415
Custodian and accounting fees	8,822
Distribution and service fees—Class B	1,987,402
Distribution and service fees—Class E	4,396
Audit and tax services	25,744
Legal	22,723
Trustees’ fees and expenses	20,035
Shareholder reporting	22,345
Insurance	7,226
Miscellaneous	11,216
Total expenses	4,637,437
Net Investment Income	14,801,365
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,237,510
Affiliated investments	53,116,552
Net realized gain (loss)	67,354,062
Net change in unrealized appreciation (depreciation) on:
Investments	23,000,501
Affiliated investments	12,635,646
Net change in unrealized appreciation (depreciation)	35,636,147
Net realized and unrealized gain (loss)	102,990,209
Net Increase (Decrease) in Net Assets From Operations	$117,791,574
See accompanying notes to financial statements.
BHFTI-465

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,801,365	$41,844,128
Net realized gain (loss)	67,354,062	114,707,168
Net change in unrealized appreciation (depreciation)	35,636,147	22,717,734
Increase (decrease) in net assets from operations	117,791,574	179,269,030
From Distributions to Shareholders
Class A	(1,583,536)	(709,380)
Class B	(88,119,683)	(40,019,284)
Class E	(339,130)	(166,000)
Total distributions	(90,042,349)	(40,894,664)
Increase (decrease) in net assets from capital share transactions	(32,170,516)	(221,482,155)
Total increase (decrease) in net assets	(4,421,291)	(83,107,789)
Net Assets
Beginning of period	1,659,857,362	1,742,965,151
End of period	$1,655,436,071	$1,659,857,362

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	50,280	$562,141	137,151	$1,442,120
Reinvestments	146,624	1,583,536	68,407	709,380
Redemptions	(186,876)	(2,069,891)	(303,116)	(3,183,295)
Net increase (decrease)	10,028	$75,786	(97,558)	$(1,031,795)
Class B
Sales	566,221	$6,162,179	1,537,318	$15,940,501
Reinvestments	8,243,188	88,119,683	3,896,717	40,019,284
Redemptions	(11,681,569)	(126,800,407)	(26,437,136)	(275,022,098)
Net increase (decrease)	(2,872,160)	$(32,518,545)	(21,003,101)	$(219,062,313)
Class E
Sales	51,658	$569,594	42,940	$441,388
Reinvestments	31,606	339,130	16,116	166,000
Redemptions	(58,246)	(636,481)	(190,123)	(1,995,435)
Net increase (decrease)	25,018	$272,243	(131,067)	$(1,388,047)
Increase (decrease) derived from capital shares transactions		$(32,170,516)		$(221,482,155)
See accompanying notes to financial statements.
BHFTI-466

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.81	$9.98	$8.97	$13.27	$12.48	$12.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.28	0.25	0.25	0.37	0.25
Net realized and unrealized gain (loss)	0.70	0.82	1.00	(2.25)	1.29	0.85
Total income (loss) from investment operations	0.81	1.10	1.25	(2.00)	1.66	1.10
Less Distributions
Distributions from net investment income	(0.31)	(0.27)	(0.24)	(0.39)	(0.27)	(0.34)
Distributions from net realized capital gains	(0.34)	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.65)	(0.27)	(0.24)	(2.30)	(0.87)	(0.74)
Net Asset Value, End of Period	$10.97	$10.81	$9.98	$8.97	$13.27	$12.48
Total Return (%) (b)	7.58 (c)	11.17	14.12	(15.09)	13.61	10.14
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33 (e)	0.33	0.33	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	2.08 (e)	2.70	2.66	2.41	2.83	2.20
Portfolio turnover rate (%)	65 (c)	89	145	148	91	72
Net assets, end of period (in millions)	$28.1	$27.6	$26.5	$24.5	$31.1	$28.4

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.69	$9.88	$8.87	$13.15	$12.37	$12.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.25	0.22	0.22	0.33	0.22
Net realized and unrealized gain (loss)	0.69	0.81	1.01	(2.24)	1.29	0.84
Total income (loss) from investment operations	0.79	1.06	1.23	(2.02)	1.62	1.06
Less Distributions
Distributions from net investment income	(0.28)	(0.25)	(0.22)	(0.35)	(0.24)	(0.31)
Distributions from net realized capital gains	(0.34)	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.62)	(0.25)	(0.22)	(2.26)	(0.84)	(0.71)
Net Asset Value, End of Period	$10.86	$10.69	$9.88	$8.87	$13.15	$12.37
Total Return (%) (b)	7.47 (c)	10.80	13.97	(15.38)	13.38	9.83
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.58 (e)	0.58	0.58	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%) (f)	1.82 (e)	2.42	2.39	2.15	2.54	1.94
Portfolio turnover rate (%)	65 (c)	89	145	148	91	72
Net assets, end of period (in millions)	$1,621.2	$1,626.5	$1,709.9	$1,683.9	$2,211.2	$2,204.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-467

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.73	$9.91	$8.91	$13.20	$12.41	$12.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.26	0.24	0.23	0.35	0.23
Net realized and unrealized gain (loss)	0.70	0.82	0.99	(2.24)	1.29	0.85
Total income (loss) from investment operations	0.81	1.08	1.23	(2.01)	1.64	1.08
Less Distributions
Distributions from net investment income	(0.30)	(0.26)	(0.23)	(0.37)	(0.25)	(0.32)
Distributions from net realized capital gains	(0.34)	0.00	0.00	(1.91)	(0.60)	(0.40)
Total distributions	(0.64)	(0.26)	(0.23)	(2.28)	(0.85)	(0.72)
Net Asset Value, End of Period	$10.90	$10.73	$9.91	$8.91	$13.20	$12.41
Total Return (%) (b)	7.56 (c)	10.98	13.93	(15.26)	13.52	10.01
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.48 (e)	0.48	0.48	0.47	0.47	0.47
Ratio of net investment income (loss) to average net assets (%) (f)	1.95 (e)	2.48	2.52	2.24	2.68	2.03
Portfolio turnover rate (%)	65 (c)	89	145	148	91	72
Net assets, end of period (in millions)	$6.1	$5.8	$6.6	$6.7	$8.8	$8.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-468

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investment Companies—98.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 98.5%
Communication Services Select Sector SPDR Fund (a) (b)	208,109	$22,586,070
Consumer Staples Select Sector SPDR Fund (a) (b)	264,171	21,389,926
Health Care Select Sector SPDR Fund (a) (b)	160,572	21,643,500
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,939,853	25,295,683
iShares 20+ Year Treasury Bond ETF	84,236	7,433,827
iShares Core MSCI Emerging Markets ETF (b)	1,229,819	73,826,035
iShares Core S&P 500 ETF (b)	155,320	96,438,188
iShares Core S&P Mid-Cap ETF (b)	529,806	32,858,568
iShares Core S&P Small-Cap ETF (b)	333,996	36,502,423
Schwab International Small-Cap Equity ETF (b)	527,133	22,450,594
SPDR Blackstone Senior Loan ETF (a) (b)	261,953	10,894,625
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	516,548	11,054,128
SPDR Bloomberg High Yield Bond ETF (a) (b)	225,685	21,952,380
SPDR Dow Jones International Real Estate ETF (a)	267,964	7,342,214
SPDR Gold Shares (a) (b) (c)	99,857	30,439,409
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	1,782,920	72,190,430
SPDR S&P 500 ETF Trust (a) (b)	180,063	111,251,925
Vanguard Long-Term Corporate Bond ETF (b)	342,471	25,993,549
Vanguard Real Estate ETF (b)	240,156	21,388,293
Vanguard Total Bond Market ETF	647,437	47,670,786
Total Investment Companies (Cost $628,552,292)		720,602,553

Short-Term Investments—1.6%
Short-Term Investment Funds—1.6%
Invesco Treasury Portfolio, Institutional Class
4.230% (d)	11,764,516	11,764,516
Total Short-Term Investments (Cost $11,764,516)		11,764,516

Securities Lending Reinvestments (e)—20.3%
Short-Term Investment Funds—4.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (d)	25,000,000	25,000,000
		30,000,000

Certificates of Deposit—0.6%
Bank of Nova Scotia
4.720%, SOFR + 0.330%, 08/21/25 (f)	1,500,000	1,499,974
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (f)	1,000,000	999,697
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (f)	2,000,000	1,999,992
		4,499,663
Commercial Paper—0.7%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Ionic Funding LLC
4.380%, 07/03/25	3,000,000	$2,998,881
		4,998,154
Repurchase Agreements—14.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $9,001,115; collateralized by various Common Stock with an aggregate market value of $10,017,666	9,000,000	9,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $5,124,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $5,227,837	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $13,954,163; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $14,231,518	13,952,465	13,952,465
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $21,018,620; collateralized by various Common Stock with an aggregate market value of $23,417,580	21,000,000	21,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $11,101,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $11,322,004	11,100,000	11,100,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $21,002,590; collateralized by various Common Stock with an aggregate market value of $23,364,995	21,000,000	21,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $10,001,231; collateralized by various Common Stock with an aggregate market value of $11,001,354	10,000,000	10,000,000
		104,052,465
See accompanying notes to financial statements.
BHFTI-469

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—0.7%
Banco Santander SA
4.320%, 07/01/25	2,000,000	$2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $148,551,581)		148,550,282
Total Investments—120.4% (Cost $788,868,389)		880,917,351
Other assets and liabilities (net)—(20.4)%		(149,108,834)
Net Assets—100.0%		$731,808,517

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $175,852,219 and the collateral received consisted of cash in the amount of $148,549,731 and non-cash collateral with a value of $30,204,671. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2025
Communication Services Select Sector SPDR Fund	$21,610,025	$22,240,573	$(22,125,985)	$1,763,973	$(902,516)	$22,586,070
Consumer Discretionary Select Sector SPDR Fund	21,712,144	29,657	(21,649,297)	(1,050,084)	957,580	—
Consumer Staples Select Sector SPDR Fund	—	21,423,909	—	—	(33,983)	21,389,926
Energy Select Sector SPDR Fund	—	22,492,107	(21,219,285)	(1,272,822)	—	—
Financial Select Sector SPDR Fund	21,609,503	18,638,700	(43,045,510)	3,071,503	(274,196)	—
Health Care Select Sector SPDR Fund	—	21,668,396	—	—	(24,896)	21,643,500
SPDR Blackstone Senior Loan ETF	11,229,877	1,165,213	(1,432,751)	(31,653)	(36,061)	10,894,625
SPDR Bloomberg Emerging Markets Local Bond ETF	10,976,915	979,245	(1,848,575)	(131,057)	1,077,599	11,054,127
SPDR Bloomberg High Yield Bond ETF	25,846,593	21,910,433	(25,619,471)	(783,745)	598,570	21,952,380
SPDR Dow Jones International Real Estate ETF	—	7,018,978	(30,187)	1,050	352,373	7,342,214
SPDR Gold Shares	27,020,982	—	(3,528,804)	1,413,253	5,533,978	30,439,409
SPDR Portfolio Developed World ex-U.S. ETF	85,047,079	44,225,921	(75,530,323)	7,487,619	10,960,135	72,190,431
SPDR Portfolio Intermediate Term Corporate Bond ETF	22,191,296	131,266	(22,305,285)	(328,877)	311,600	—
SPDR S&P 500 ETF Trust	133,982,577	48,180,715	(78,809,195)	21,102,135	(13,204,307)	111,251,925
Technology Select Sector SPDR Fund	—	20,568,586	(18,046,398)	(2,522,188)	—	—
	$381,226,991	$250,673,699	$(335,191,066)	$28,719,107	$5,315,876	$330,744,607

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
Communication Services Select Sector SPDR Fund	$113,706	208,109
Consumer Discretionary Select Sector SPDR Fund	—	—
Consumer Staples Select Sector SPDR Fund	145,909	264,171
Energy Select Sector SPDR Fund	176,731	—
Financial Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	101,222	160,572
SPDR Blackstone Senior Loan ETF	338,548	261,953
See accompanying notes to financial statements.
BHFTI-470

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
SPDR Bloomberg Emerging Markets Local Bond ETF	$248,965	516,548
SPDR Bloomberg High Yield Bond ETF	341,098	225,685
SPDR Dow Jones International Real Estate ETF	71,893	267,964
SPDR Gold Shares	—	99,857
SPDR Portfolio Developed World ex-U.S. ETF	1,197,748	1,782,920
SPDR Portfolio Intermediate Term Corporate Bond ETF	134,122	—
SPDR S&P 500 ETF Trust	549,955	180,063
Technology Select Sector SPDR Fund	37,002	—
	$3,456,899
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$484,000,659	$0	$499,044,218
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Investment Companies	$(148,549,731)	$—	$—	$—	$(148,549,731)
Gross amount of recognized liabilities for securities lending transactions					$(148,549,731)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$720,602,553	$—	$—	$720,602,553
Total Short-Term Investments*	11,764,516	—	—	11,764,516
Securities Lending Reinvestments
Short-Term Investment Funds	30,000,000	—	—	30,000,000
Certificates of Deposit	—	4,499,663	—	4,499,663
Commercial Paper	—	4,998,154	—	4,998,154
Repurchase Agreements	—	104,052,465	—	104,052,465
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	30,000,000	118,550,282	—	148,550,282
Total Investments	$762,367,069	$118,550,282	$—	$880,917,351
Collateral for Securities Loaned (Liability)	$—	$(148,549,731)	$—	$(148,549,731)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-471

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$550,172,744
Affiliated investments at value (c) (d)	330,744,607
Cash	127,702
Receivable for:
Fund shares sold	36,426
Dividends on affiliated investments	317,112
Prepaid expenses	5,729
Total Assets	881,404,320
Liabilities
Collateral for securities loaned	148,549,731
Payable for:
Fund shares redeemed	380,024
Accrued Expenses:
Management fees	189,436
Administration fees	42,415
Custodian and accounting fees	21,996
Distribution and service fees	138,695
Deferred trustees’ fees	224,101
Other expenses	49,405
Total Liabilities	149,595,803
Net Assets	$731,808,517
Net Assets Consist of:
Paid in surplus	$604,582,878
Distributable earnings (Accumulated losses)	127,225,639
Net Assets	$731,808,517
Net Assets
Class A	$41,691,434
Class B	683,697,794
Class E	6,419,289
Capital Shares Outstanding*
Class A	3,836,461
Class B	63,588,913
Class E	595,140
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.87
Class B	10.75
Class E	10.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $494,916,566.
(b)	Includes securities loaned at value $63,891,139.
(c)	Identified cost of affiliated investments was $293,951,823.
(d)	Includes securities loaned at value of $111,961,080.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends from Underlying ETFs	$3,619,825
Dividends from affiliated investments	3,456,899
Securities lending income	310,683
Total investment income	7,387,407
Expenses
Management fees	1,139,622
Administration fees	18,415
Custodian and accounting fees	8,820
Distribution and service fees—Class B	830,381
Distribution and service fees—Class E	4,585
Audit and tax services	25,744
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	14,653
Insurance	3,138
Miscellaneous	8,584
Total expenses	2,096,699
Net Investment Income	5,290,708
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,726,820
Affiliated investments	28,719,107
Net realized gain (loss)	33,445,927
Net change in unrealized appreciation (depreciation) on:
Investments	12,549,039
Affiliated investments	5,315,876
Net change in unrealized appreciation (depreciation)	17,864,915
Net realized and unrealized gain (loss)	51,310,842
Net Increase (Decrease) in Net Assets From Operations	$56,601,550
See accompanying notes to financial statements.
BHFTI-472

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,290,708	$14,870,889
Net realized gain (loss)	33,445,927	47,832,883
Net change in unrealized appreciation (depreciation)	17,864,915	26,568,944
Increase (decrease) in net assets from operations	56,601,550	89,272,716
From Distributions to Shareholders
Class A	(3,645,469)	(878,237)
Class B	(59,079,627)	(14,246,418)
Class E	(555,399)	(136,619)
Total distributions	(63,280,495)	(15,261,274)
Increase (decrease) in net assets from capital share transactions	12,869,147	(85,810,797)
Total increase (decrease) in net assets	6,190,202	(11,799,355)
Net Assets
Beginning of period	725,618,315	737,417,670
End of period	$731,808,517	$725,618,315

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	73,762	$821,878	148,690	$1,578,227
Reinvestments	341,336	3,645,469	83,403	878,237
Redemptions	(233,062)	(2,623,942)	(303,229)	(3,201,151)
Net increase (decrease)	182,036	$1,843,405	(71,136)	$(744,687)
Class B
Sales	347,357	$3,820,449	700,394	$7,356,158
Reinvestments	5,589,369	59,079,627	1,365,908	14,246,418
Redemptions	(4,729,317)	(52,112,507)	(10,010,141)	(105,710,684)
Net increase (decrease)	1,207,409	$10,787,569	(7,943,839)	$(84,108,108)
Class E
Sales	13,481	$148,948	23,488	$248,234
Reinvestments	52,396	555,399	13,061	136,619
Redemptions	(42,118)	(466,174)	(127,771)	(1,342,855)
Net increase (decrease)	23,759	$238,173	(91,222)	$(958,002)
Increase (decrease) derived from capital shares transactions		$12,869,147		$(85,810,797)
See accompanying notes to financial statements.
BHFTI-473

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.01	$9.97	$9.25	$13.86	$12.61	$12.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.24	0.23	0.22	0.36	0.22
Net realized and unrealized gain (loss)	0.80	1.04	1.22	(2.41)	1.85	0.97
Total income (loss) from investment operations	0.90	1.28	1.45	(2.19)	2.21	1.19
Less Distributions
Distributions from net investment income	(0.26)	(0.24)	(0.21)	(0.37)	(0.23)	(0.31)
Distributions from net realized capital gains	(0.78)	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(1.04)	(0.24)	(0.73)	(2.42)	(0.96)	(0.76)
Net Asset Value, End of Period	$10.87	$11.01	$9.97	$9.25	$13.86	$12.61
Total Return (%) (b) (c)	8.36 (d)	12.96	16.13	(15.67)	17.88	11.06
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.36 (f)	0.36	0.36	0.35	0.34	0.35
Ratio of net investment income (loss) to average net assets (%) (g)	1.73 (f)	2.27	2.40	2.04	2.64	1.95
Portfolio turnover rate (%)	69 (d)	86	145	123	80	73
Net assets, end of period (in millions)	$41.7	$40.2	$37.1	$33.8	$40.9	$36.0

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.89	$9.86	$9.16	$13.74	$12.51	$12.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.21	0.20	0.19	0.31	0.19
Net realized and unrealized gain (loss)	0.79	1.04	1.20	(2.39)	1.85	0.96
Total income (loss) from investment operations	0.87	1.25	1.40	(2.20)	2.16	1.15
Less Distributions
Distributions from net investment income	(0.23)	(0.22)	(0.18)	(0.33)	(0.20)	(0.28)
Distributions from net realized capital gains	(0.78)	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(1.01)	(0.22)	(0.70)	(2.38)	(0.93)	(0.73)
Net Asset Value, End of Period	$10.75	$10.89	$9.86	$9.16	$13.74	$12.51
Total Return (%) (b) (c)	8.17 (d)	12.72	15.75	(15.87)	17.60	10.75
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.61 (f)	0.61	0.61	0.60	0.59	0.60
Ratio of net investment income (loss) to average net assets (%) (g)	1.47 (f)	1.97	2.14	1.76	2.33	1.69
Portfolio turnover rate (%)	69 (d)	86	145	123	80	73
Net assets, end of period (in millions)	$683.7	$679.1	$693.7	$664.7	$868.5	$829.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-474

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.93	$9.90	$9.19	$13.78	$12.54	$12.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.22	0.21	0.20	0.33	0.20
Net realized and unrealized gain (loss)	0.80	1.04	1.21	(2.39)	1.85	0.96
Total income (loss) from investment operations	0.89	1.26	1.42	(2.19)	2.18	1.16
Less Distributions
Distributions from net investment income	(0.25)	(0.23)	(0.19)	(0.35)	(0.21)	(0.29)
Distributions from net realized capital gains	(0.78)	0.00	(0.52)	(2.05)	(0.73)	(0.45)
Total distributions	(1.03)	(0.23)	(0.71)	(2.40)	(0.94)	(0.74)
Net Asset Value, End of Period	$10.79	$10.93	$9.90	$9.19	$13.78	$12.54
Total Return (%) (b) (c)	8.26 (d)	12.78	15.93	(15.78)	17.75	10.84
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.51 (f)	0.51	0.51	0.50	0.49	0.50
Ratio of net investment income (loss) to average net assets (%) (g)	1.59 (f)	2.07	2.23	1.86	2.46	1.79
Portfolio turnover rate (%)	69 (d)	86	145	123	80	73
Net assets, end of period (in millions)	$6.4	$6.2	$6.6	$6.4	$8.3	$7.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)
During 2021, 0.08% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadviser. Excluding this item, total return would have been
17.80%, 17.52%, and 17.67% for Class A, Class B and Class E, respectively.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
See accompanying notes to financial statements.
BHFTI-475

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.5%
Boeing Co. (a)	130,522	$27,348,275
General Electric Co.	107,794	27,745,097
L3Harris Technologies, Inc. (b)	225,552	56,577,464
		111,670,836
Air Freight & Logistics — 0.8%
United Parcel Service, Inc. - Class B	198,882	20,075,149
Banks — 9.9%
Bank of America Corp.	2,025,796	95,860,667
Citigroup, Inc.	499,138	42,486,627
Huntington Bancshares, Inc.	1,558,536	26,121,063
U.S. Bancorp (b)	513,408	23,231,712
Wells Fargo & Co.	755,103	60,498,852
		248,198,921
Beverages — 0.8%
Coca-Cola Co.	288,223	20,391,777
Broadline Retail — 2.1%
Amazon.com, Inc. (a)	238,000	52,214,820
Capital Markets — 2.6%
Charles Schwab Corp.	727,020	66,333,305
Chemicals — 1.3%
CF Industries Holdings, Inc.	226,699	20,856,308
RPM International, Inc.	117,780	12,936,955
		33,793,263
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	278,083	27,190,956
Containers & Packaging — 1.2%
International Paper Co. (b)	621,468	29,103,346
Electric Utilities — 1.6%
Southern Co. (b)	442,764	40,659,018
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	83,000	27,570,110
Electronic Equipment, Instruments & Components — 0.7%
Ralliant Corp. (a)	154,766	7,504,636
TE Connectivity PLC (b)	67,000	11,300,890
		18,805,526
Energy Equipment & Services — 0.9%
Schlumberger NV (b)	660,552	22,326,658
Entertainment — 1.2%
Walt Disney Co.	238,940	29,630,949
Financial Services — 2.9%
Corebridge Financial, Inc.	479,863	17,035,136
Equitable Holdings, Inc.	591,443	33,179,952
Security Description	Shares	Value
Financial Services—(Continued)
Fiserv, Inc. (a)	136,472	$23,529,138
		73,744,226
Ground Transportation — 2.9%
CSX Corp.	848,451	27,684,956
Norfolk Southern Corp.	176,864	45,271,878
		72,956,834
Health Care Equipment & Supplies — 4.4%
Baxter International, Inc.	974,897	29,519,881
Becton Dickinson & Co.	227,839	39,245,268
Zimmer Biomet Holdings, Inc. (b)	457,976	41,771,991
		110,537,140
Health Care Providers & Services — 6.0%
Cigna Group	64,065	21,178,608
CVS Health Corp.	527,952	36,418,129
Elevance Health, Inc.	163,144	63,456,490
UnitedHealth Group, Inc.	91,529	28,554,302
		149,607,529
Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp. (b)	646,488	28,128,693
Household Products — 4.1%
Colgate-Palmolive Co.	327,718	29,789,566
Kimberly-Clark Corp. (b)	314,925	40,600,131
Procter & Gamble Co.	201,276	32,067,293
		102,456,990
Industrial Conglomerates — 1.0%
Siemens AG	100,047	25,659,585
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc. (b)	628,980	22,372,819
Insurance — 5.9%
Allstate Corp.	160,000	32,209,600
Chubb Ltd.	178,689	51,769,777
Hartford Insurance Group, Inc.	435,381	55,236,787
Travelers Cos., Inc.	35,233	9,426,237
		148,642,401
Interactive Media & Services — 3.0%
Alphabet, Inc. - Class C	328,000	58,183,920
Meta Platforms, Inc. - Class A	24,000	17,714,160
		75,898,080
IT Services — 0.9%
Accenture PLC - Class A	71,984	21,515,298
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	31,007	12,572,098
Machinery — 3.7%
AGCO Corp. (b)	188,305	19,425,544
See accompanying notes to financial statements.
BHFTI-476

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Cummins, Inc.	78,949	$25,855,797
Fortive Corp.	464,300	24,203,959
Stanley Black & Decker, Inc. (b)	355,808	24,105,992
		93,591,292
Media — 1.8%
Comcast Corp. - Class A	659,050	23,521,495
News Corp. - Class A	728,020	21,636,754
		45,158,249
Multi-Utilities — 3.6%
Ameren Corp. (b)	504,232	48,426,441
Dominion Energy, Inc. (b)	246,757	13,946,706
Sempra	359,337	27,226,964
		89,600,111
Oil, Gas & Consumable Fuels — 7.2%
ConocoPhillips	627,585	56,319,478
EOG Resources, Inc.	122,937	14,704,494
EQT Corp.	274,228	15,992,977
Expand Energy Corp.	108,552	12,694,071
Exxon Mobil Corp.	361,384	38,957,195
TotalEnergies SE (ADR) (b)	406,484	24,954,053
Williams Cos., Inc.	286,510	17,995,693
		181,617,961
Personal Care Products — 2.5%
Kenvue, Inc.	3,051,991	63,878,172
Pharmaceuticals — 3.0%
AstraZeneca PLC (ADR)	216,357	15,119,027
Johnson & Johnson	79,114	12,084,664
Merck & Co., Inc.	190,000	15,040,400
Sanofi SA (ADR) (b)	297,361	14,365,510
Viatris, Inc.	2,017,537	18,016,605
		74,626,206
Residential REITs — 1.5%
AvalonBay Communities, Inc.	189,267	38,515,835
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. (a)	155,860	22,116,534
Applied Materials, Inc.	115,000	21,053,050
Intel Corp.	376,419	8,431,786
QUALCOMM, Inc.	202,217	32,205,079
Texas Instruments, Inc.	139,991	29,064,931
		112,871,380
Software — 2.2%
Microsoft Corp.	43,314	21,544,817
Salesforce, Inc.	121,232	33,058,754
		54,603,571
Specialized REITs — 1.0%
Weyerhaeuser Co.	976,588	25,088,546
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 1.9%
Home Depot, Inc.	127,090	$46,596,278
Technology Hardware, Storage & Peripherals — 1.0%
Samsung Electronics Co. Ltd.	560,240	24,838,037
Tobacco — 1.5%
Philip Morris International, Inc.	204,534	37,251,777
Total Common Stocks (Cost $2,170,535,840)		2,480,293,742

Short-Term Investments—1.1%
Short-Term Investment Funds—1.1%
T. Rowe Price Treasury Reserve Fund
4.385% (c) (d)	26,395,352	26,395,352
Total Short-Term Investments (Cost $26,395,352)		26,395,352

Securities Lending Reinvestments (e)—6.1%
Short-Term Investment Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (d)	5,000,000	5,000,000
		15,000,000

Certificates of Deposit—0.3%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
4.750%, SOFR + 0.350%, 05/14/26 (f)	5,000,000	4,999,992
		5,999,990
Commercial Paper—0.2%
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (f)	2,000,000	1,999,928
Ionic Funding LLC
4.380%, 07/03/25	4,000,000	3,998,508
		5,998,436
Repurchase Agreements—4.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $14,001,715; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $14,280,000	14,000,000	14,000,000
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-477

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $16,002,013; collateralized by various Common Stock with an aggregate market value of $17,809,184	16,000,000	$16,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $20,002,433; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $20,402,482	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $2,049,807; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $2,091,135	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,523,656; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,573,816	2,523,349	2,523,349
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $16,014,187; collateralized by various Common Stock with an aggregate market value of $17,841,966	16,000,000	16,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $10,200,004	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $20,002,467; collateralized by various Common Stock with an aggregate market value of $22,252,376	20,000,000	$20,000,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $7,000,879; collateralized by various Common Stock with an aggregate market value of $7,787,102	7,000,000	7,000,000
		120,523,349
Time Deposits—0.2%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $152,522,376)		152,521,775
Total Investments—106.0% (Cost $2,349,453,568)		2,659,210,869
Other assets and liabilities (net)—(6.0)%		(149,451,730)
Net Assets—100.0%		$2,509,759,139

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $165,119,471 and the collateral received consisted of cash in the amount of $152,519,942 and non-cash collateral with a value of $16,472,049. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTI-478

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of June 30, 2025
T. Rowe Price Treasury Reserve Fund	$19,680,710	$177,825,986	$(171,111,344)	$26,395,352

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
T. Rowe Price Treasury Reserve Fund	$568,330	26,395,352
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$555,567,614	$0	$648,560,581
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(152,519,942)	$—	$—	$—	$(152,519,942)
Gross amount of recognized liabilities for securities lending transactions					$(152,519,942)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$111,670,836	$—	$—	$111,670,836
Air Freight & Logistics	20,075,149	—	—	20,075,149
Banks	248,198,921	—	—	248,198,921
Beverages	20,391,777	—	—	20,391,777
Broadline Retail	52,214,820	—	—	52,214,820
Capital Markets	66,333,305	—	—	66,333,305
Chemicals	33,793,263	—	—	33,793,263
Consumer Staples Distribution & Retail	27,190,956	—	—	27,190,956
Containers & Packaging	29,103,346	—	—	29,103,346
Electric Utilities	40,659,018	—	—	40,659,018
Electrical Equipment	27,570,110	—	—	27,570,110
Electronic Equipment, Instruments & Components	18,805,526	—	—	18,805,526
Energy Equipment & Services	22,326,658	—	—	22,326,658
Entertainment	29,630,949	—	—	29,630,949
Financial Services	73,744,226	—	—	73,744,226
Ground Transportation	72,956,834	—	—	72,956,834
Health Care Equipment & Supplies	110,537,140	—	—	110,537,140
Health Care Providers & Services	149,607,529	—	—	149,607,529
Hotels, Restaurants & Leisure	28,128,693	—	—	28,128,693
Household Products	102,456,990	—	—	102,456,990
Industrial Conglomerates	—	25,659,585	—	25,659,585
Industrial REITs	22,372,819	—	—	22,372,819
Insurance	148,642,401	—	—	148,642,401
See accompanying notes to financial statements.
BHFTI-479

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$75,898,080	$—	$—	$75,898,080
IT Services	21,515,298	—	—	21,515,298
Life Sciences Tools & Services	12,572,098	—	—	12,572,098
Machinery	93,591,292	—	—	93,591,292
Media	45,158,249	—	—	45,158,249
Multi-Utilities	89,600,111	—	—	89,600,111
Oil, Gas & Consumable Fuels	181,617,961	—	—	181,617,961
Personal Care Products	63,878,172	—	—	63,878,172
Pharmaceuticals	74,626,206	—	—	74,626,206
Residential REITs	38,515,835	—	—	38,515,835
Semiconductors & Semiconductor Equipment	112,871,380	—	—	112,871,380
Software	54,603,571	—	—	54,603,571
Specialized REITs	25,088,546	—	—	25,088,546
Specialty Retail	46,596,278	—	—	46,596,278
Technology Hardware, Storage & Peripherals	—	24,838,037	—	24,838,037
Tobacco	37,251,777	—	—	37,251,777
Total Common Stocks	2,429,796,120	50,497,622	—	2,480,293,742
Total Short-Term Investments*	26,395,352	—	—	26,395,352
Securities Lending Reinvestments
Short-Term Investment Funds	15,000,000	—	—	15,000,000
Certificates of Deposit	—	5,999,990	—	5,999,990
Commercial Paper	—	5,998,436	—	5,998,436
Repurchase Agreements	—	120,523,349	—	120,523,349
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	15,000,000	137,521,775	—	152,521,775
Total Investments	$2,471,191,472	$188,019,397	$—	$2,659,210,869
Collateral for Securities Loaned (Liability)	$—	$(152,519,942)	$—	$(152,519,942)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-480

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$2,632,815,517
Affiliated investments at value (c)	26,395,352
Cash	1,577,581
Cash denominated in foreign currencies (d)	76
Receivable for:
Investments sold	16,905,720
Fund shares sold	264,836
Dividends and interest	4,835,634
Dividends on affiliated investments	223,839
Prepaid expenses	19,767
Total Assets	2,683,038,322
Liabilities
Collateral for securities loaned	152,519,942
Payable for:
Investments purchased	17,552,765
Affiliated investments purchased	152,407
Fund shares redeemed	1,218,718
Accrued Expenses:
Management fees	1,006,415
Distribution and service fees	213,272
Deferred trustees’ fees	224,101
Other expenses	391,563
Total Liabilities	173,279,183
Net Assets	$2,509,759,139
Net Assets Consist of:
Paid in surplus	$2,047,019,042
Distributable earnings (Accumulated losses)	462,740,097
Net Assets	$2,509,759,139
Net Assets
Class A	$1,339,687,729
Class B	880,623,520
Class E	289,447,890
Capital Shares Outstanding*
Class A	53,275,250
Class B	35,593,392
Class E	11,608,084
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$25.15
Class B	24.74
Class E	24.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,323,058,216.
(b)	Includes securities loaned at value of $165,119,471.
(c)	Identified cost of affiliated investments was $26,395,352.
(d)	Identified cost of cash denominated in foreign currencies was $76.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$30,289,725
Dividends from affiliated investments	568,330
Interest	426
Securities lending income	77,192
Total investment income	30,935,673
Expenses
Management fees	7,060,287
Administration fees	56,943
Custodian and accounting fees	57,189
Distribution and service fees—Class B	1,095,766
Distribution and service fees—Class E	217,429
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	53,150
Insurance	11,380
Miscellaneous	13,710
Total expenses	8,633,658
Less management fee waiver	(918,459)
Net expenses	7,715,199
Net Investment Income	23,220,474
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	135,686,930
Foreign currency transactions	45,599
Net realized gain (loss)	135,732,529
Net change in unrealized appreciation (depreciation) on:
Investments	(68,516,196)
Foreign currency transactions	1,135
Net change in unrealized appreciation (depreciation)	(68,515,061)
Net realized and unrealized gain (loss)	67,217,468
Net Increase (Decrease) in Net Assets From Operations	$90,437,942

(a)	Net of foreign withholding taxes of $396,381.
See accompanying notes to financial statements.
BHFTI-481

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$23,220,474	$49,544,694
Net realized gain (loss)	135,732,529	234,517,170
Net change in unrealized appreciation (depreciation)	(68,515,061)	5,529,607
Increase (decrease) in net assets from operations	90,437,942	289,591,471
From Distributions to Shareholders
Class A	(151,012,103)	(94,739,498)
Class B	(98,639,728)	(61,873,329)
Class E	(32,514,339)	(20,722,136)
Total distributions	(282,166,170)	(177,334,963)
Increase (decrease) in net assets from capital share transactions	171,526,534	(224,341,658)
Total increase (decrease) in net assets	(20,201,694)	(112,085,150)
Net Assets
Beginning of period	2,529,960,833	2,642,045,983
End of period	$2,509,759,139	$2,529,960,833

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	622,368	$16,906,155	346,574	$9,701,681
Reinvestments	6,067,180	151,012,103	3,572,379	94,739,498
Redemptions	(2,172,514)	(60,813,612)	(8,586,640)	(238,976,443)
Net increase (decrease)	4,517,034	$107,104,646	(4,667,687)	$(134,535,264)
Class B
Sales	762,106	$20,267,973	864,145	$23,516,429
Reinvestments	4,027,755	98,639,728	2,366,998	61,873,329
Redemptions	(2,498,963)	(67,821,834)	(5,671,298)	(154,556,399)
Net increase (decrease)	2,290,898	$51,085,867	(2,440,155)	$(69,166,641)
Class E
Sales	131,577	$3,538,611	320,468	$8,707,537
Reinvestments	1,317,437	32,514,339	787,315	20,722,136
Redemptions	(832,068)	(22,716,929)	(1,825,876)	(50,069,426)
Net increase (decrease)	616,946	$13,336,021	(718,093)	$(20,639,753)
Increase (decrease) derived from capital shares transactions		$171,526,534		$(224,341,658)
See accompanying notes to financial statements.
BHFTI-482

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.37	$26.35	$28.77	$35.57	$28.77	$31.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.54	0.64	0.63	0.56	0.64
Net realized and unrealized gain (loss)	0.70	2.40	1.75	(2.66)	6.96	(0.35)
Total income (loss) from investment operations	0.97	2.94	2.39	(2.03)	7.52	0.29
Less Distributions
Distributions from net investment income	(0.57)	(0.64)	(0.60)	(0.62)	(0.68)	(0.71)
Distributions from net realized capital gains	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(3.19)	(1.92)	(4.81)	(4.77)	(0.72)	(2.81)
Net Asset Value, End of Period	$25.15	$27.37	$26.35	$28.77	$35.57	$28.77
Total Return (%) (b)	3.67 (c)	11.37	9.91	(4.89)	26.30	3.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59 (d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.52 (d)	0.52	0.52	0.51	0.51	0.52
Ratio of net investment income (loss) to average net assets (%)	1.98 (d)	1.97	2.42	2.02	1.68	2.48
Portfolio turnover rate (%)	22 (c)	29	29	30	16	30
Net assets, end of period (in millions)	$1,339.7	$1,334.5	$1,407.8	$1,409.1	$1,839.4	$1,871.9

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.94	$25.97	$28.40	$35.17	$28.47	$30.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.47	0.56	0.55	0.47	0.57
Net realized and unrealized gain (loss)	0.68	2.35	1.75	(2.63)	6.89	(0.35)
Total income (loss) from investment operations	0.91	2.82	2.31	(2.08)	7.36	0.22
Less Distributions
Distributions from net investment income	(0.49)	(0.57)	(0.53)	(0.54)	(0.62)	(0.64)
Distributions from net realized capital gains	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(3.11)	(1.85)	(4.74)	(4.69)	(0.66)	(2.74)
Net Asset Value, End of Period	$24.74	$26.94	$25.97	$28.40	$35.17	$28.47
Total Return (%) (b)	3.52 (c)	11.11	9.64	(5.15)	25.98	2.87
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.77 (d)	0.77	0.77	0.76	0.76	0.77
Ratio of net investment income (loss) to average net assets (%)	1.73 (d)	1.71	2.17	1.79	1.44	2.23
Portfolio turnover rate (%)	22 (c)	29	29	30	16	30
Net assets, end of period (in millions)	$880.6	$897.2	$928.1	$928.9	$1,078.6	$939.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-483

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.14	$26.15	$28.57	$35.36	$28.61	$31.12
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.50	0.59	0.58	0.51	0.60
Net realized and unrealized gain (loss)	0.69	2.37	1.76	(2.65)	6.92	(0.35)
Total income (loss) from investment operations	0.94	2.87	2.35	(2.07)	7.43	0.25
Less Distributions
Distributions from net investment income	(0.52)	(0.60)	(0.56)	(0.57)	(0.64)	(0.66)
Distributions from net realized capital gains	(2.62)	(1.28)	(4.21)	(4.15)	(0.04)	(2.10)
Total distributions	(3.14)	(1.88)	(4.77)	(4.72)	(0.68)	(2.76)
Net Asset Value, End of Period	$24.94	$27.14	$26.15	$28.57	$35.36	$28.61
Total Return (%) (b)	3.56 (c)	11.18	9.78	(5.07)	26.12	3.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.67 (d)	0.67	0.67	0.66	0.66	0.67
Ratio of net investment income (loss) to average net assets (%)	1.83 (d)	1.82	2.27	1.88	1.53	2.33
Portfolio turnover rate (%)	22 (c)	29	29	30	16	30
Net assets, end of period (in millions)	$289.4	$298.3	$306.2	$308.0	$374.3	$343.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2025 and each of the years ended December 31, 2024 through 2020 (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.
BHFTI-484

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.0%
BWX Technologies, Inc. (a)	88,800	$12,792,528
StandardAero, Inc. (a) (b)	132,273	4,186,440
Textron, Inc. (a)	231,761	18,608,091
		35,587,059
Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc. (b)	67,607	22,045,966
Ascendis Pharma AS (ADR) (b)	42,400	7,318,240
Biogen, Inc. (b)	21,300	2,675,067
BioNTech SE (ADR) (a) (b)	43,700	4,652,739
Caris Life Sciences, Inc. (b)	35,953	960,664
Caris Life Sciences, Inc. † (b) (c)	66,943	1,788,702
CRISPR Therapeutics AG (a) (b)	62,109	3,020,982
Cytokinetics, Inc. (a) (b)	96,000	3,171,840
Ionis Pharmaceuticals, Inc. (a) (b)	262,096	10,355,413
Revolution Medicines, Inc. (a) (b)	64,000	2,354,560
Vaxcyte, Inc. (a) (b)	68,232	2,218,222
		60,562,395
Capital Markets — 4.6%
Cboe Global Markets, Inc.	44,900	10,471,129
MarketAxess Holdings, Inc.	43,700	9,759,958
MSCI, Inc.	19,200	11,073,408
Raymond James Financial, Inc.	83,900	12,867,743
TPG, Inc. (a)	69,184	3,628,701
Tradeweb Markets, Inc. - Class A	50,300	7,363,920
		55,164,859
Commercial Services & Supplies — 1.0%
Veralto Corp.	66,400	6,703,080
Waste Connections, Inc.	24,200	4,518,624
		11,221,704
Construction & Engineering — 0.5%
Quanta Services, Inc. (a)	16,200	6,124,896
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	23,438	12,866,524
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	24,992	12,752,668
Dollar Tree, Inc. (a) (b)	162,171	16,061,416
Maplebear, Inc. (a) (b)	115,900	5,243,316
		34,057,400
Containers & Packaging — 2.7%
Avery Dennison Corp. (a)	73,329	12,867,039
Ball Corp.	228,486	12,815,780
Sealed Air Corp.	191,739	5,949,661
		31,632,480
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (b)	37,400	4,622,266
Duolingo, Inc. (b)	15,900	6,519,318
		11,141,584
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. - Class A	118,400	$11,692,000
Corning, Inc.	96,000	5,048,640
Keysight Technologies, Inc. (b)	69,000	11,306,340
Ralliant Corp. (b)	59,372	2,878,964
		30,925,944
Energy Equipment & Services — 1.4%
TechnipFMC PLC	490,770	16,902,119
Entertainment — 2.1%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	167,491	17,502,809
Liberty Media Corp.-Liberty Live - Class C (a) (b)	59,600	4,837,136
Live Nation Entertainment, Inc. (a) (b)	14,300	2,163,304
		24,503,249
Financial Services — 1.9%
Corpay, Inc. (b)	27,441	9,105,473
Toast, Inc. - Class A (a) (b)	291,900	12,928,251
		22,033,724
Food Products — 0.7%
McCormick & Co., Inc.	110,900	8,408,438
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	46,843	6,726,655
Old Dominion Freight Line, Inc. (a)	59,200	9,608,160
XPO, Inc. (a) (b)	51,300	6,478,677
		22,813,492
Health Care Equipment & Supplies — 6.2%
Alcon AG (a)	119,100	10,514,148
Align Technology, Inc. (b)	38,000	7,194,540
Cooper Cos., Inc. (b)	148,100	10,538,796
Hologic, Inc. (b)	381,000	24,825,960
Masimo Corp. (a) (b)	17,100	2,876,562
QuidelOrtho Corp. (a) (b)	112,474	3,241,501
Teleflex, Inc.	122,523	14,501,822
		73,693,329
Health Care Providers & Services — 1.0%
Encompass Health Corp.	44,300	5,432,509
Molina Healthcare, Inc. (b)	23,100	6,881,490
		12,313,999
Health Care Technology — 2.2%
Veeva Systems, Inc. - Class A (b)	89,561	25,791,777
Hotels, Restaurants & Leisure — 9.5%
Domino's Pizza, Inc.	38,010	17,127,306
DraftKings, Inc. - Class A (a) (b)	379,900	16,293,911
Hilton Worldwide Holdings, Inc. (a)	78,000	20,774,520
Planet Fitness, Inc. - Class A (b)	134,700	14,689,035
Texas Roadhouse, Inc.	41,400	7,758,774
Viking Holdings Ltd. (b)	255,420	13,611,332
Wingstop, Inc. (a)	10,200	3,434,748
See accompanying notes to financial statements.
BHFTI-485

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	128,271	$19,007,197
		112,696,823
Household Durables — 0.3%
TopBuild Corp. (a) (b)	10,000	3,237,400
Insurance — 2.4%
Assurant, Inc. (a)	80,800	15,957,192
Axis Capital Holdings Ltd.	62,500	6,488,750
Markel Group, Inc. (b)	3,100	6,191,816
		28,637,758
Interactive Media & Services — 1.0%
Match Group, Inc. (a)	151,746	4,687,434
Reddit, Inc. - Class A (a) (b)	49,129	7,397,353
		12,084,787
IT Services — 1.0%
Gartner, Inc. (b)	25,300	10,226,766
MongoDB, Inc. (b)	10,100	2,120,899
		12,347,665
Life Sciences Tools & Services — 4.5%
Agilent Technologies, Inc.	164,000	19,353,640
Avantor, Inc. (a) (b)	825,600	11,112,576
Bruker Corp. (a)	185,711	7,651,293
Mettler-Toledo International, Inc. (b)	11,000	12,921,920
West Pharmaceutical Services, Inc.	9,218	2,016,899
		53,056,328
Machinery — 4.3%
Esab Corp. (a)	105,817	12,756,239
Fortive Corp.	182,173	9,496,679
IDEX Corp.	29,900	5,249,543
Ingersoll Rand, Inc. (a)	200,800	16,702,544
ITT, Inc.	39,800	6,241,834
		50,446,839
Media — 1.7%
New York Times Co. - Class A	160,500	8,984,790
Trade Desk, Inc. - Class A (b)	161,900	11,655,181
		20,639,971
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	84,500	20,577,440
EQT Corp.	219,600	12,807,072
Expand Energy Corp.	72,300	8,454,762
		41,839,274
Professional Services — 5.0%
Booz Allen Hamilton Holding Corp.	47,000	4,894,110
Broadridge Financial Solutions, Inc.	46,600	11,325,198
Equifax, Inc.	41,200	10,686,044
Paylocity Holding Corp. (a) (b)	74,799	13,552,831
TransUnion	106,877	9,405,176
Security Description	Shares	Value
Professional Services—(Continued)
UL Solutions, Inc. - Class A (a)	52,695	$3,839,357
Verisk Analytics, Inc.	19,000	5,918,500
		59,621,216
Real Estate Management & Development — 0.9%
CoStar Group, Inc. (b)	128,683	10,346,113
Semiconductors & Semiconductor Equipment — 5.2%
Lattice Semiconductor Corp. (a) (b)	347,100	17,004,429
MACOM Technology Solutions Holdings, Inc. (b)	25,600	3,668,224
Microchip Technology, Inc. (a)	259,400	18,253,978
Monolithic Power Systems, Inc. (a)	19,000	13,896,220
NXP Semiconductors NV	42,800	9,351,372
		62,174,223
Software — 9.8%
Atlassian Corp. - Class A (b)	46,700	9,484,303
CCC Intelligent Solutions Holdings, Inc. (a) (b)	1,215,373	11,436,660
Fair Isaac Corp. (b)	4,500	8,225,820
HubSpot, Inc. (b)	6,000	3,339,780
Manhattan Associates, Inc. (b)	25,600	5,055,232
Monday.com Ltd. (a) (b)	19,000	5,975,120
Onestream, Inc. (a) (b)	91,907	2,600,968
PTC, Inc. (a) (b)	126,763	21,846,335
Roper Technologies, Inc.	5,300	3,004,252
SailPoint, Inc. (a) (b)	49,028	1,120,780
Tyler Technologies, Inc. (b)	33,622	19,932,467
Zoom Communications, Inc. (b)	130,400	10,168,592
Zscaler, Inc. (a) (b)	45,900	14,409,846
		116,600,155
Specialty Retail — 2.7%
Burlington Stores, Inc. (b)	44,346	10,316,654
Ross Stores, Inc.	105,700	13,485,206
Ulta Beauty, Inc. (b)	17,582	8,225,211
		32,027,071
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc. - Class A (a) (b)	173,300	9,978,614
Textiles, Apparel & Luxury Goods — 1.4%
Birkenstock Holding PLC (a) (b)	133,098	6,545,760
Lululemon Athletica, Inc. (b)	22,400	5,321,792
On Holding AG - Class A (b)	101,400	5,277,870
		17,145,422
Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	55,600	12,106,900
Total Common Stocks (Cost $895,725,124)		1,150,731,531

Convertible Preferred Stocks—0.4%
Automobiles — 0.1%
Nuro, Inc. - Series D † (b) (d) (e)	37,838	490,380
See accompanying notes to financial statements.
BHFTI-486

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Convertible Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Automobiles—(Continued)
Sila Nanotechnologies, Inc. - Series F † (b) (d) (e)	43,934	$859,077
		1,349,457
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (b) (d) (e)	18,350	1,087,605
Software — 0.2%
Databricks, Inc. - Series H † (b) (d) (e)	11,738	1,269,817
Databricks, Inc. - Series I † (b) (d) (e)	4,164	450,461
Databricks, Inc. - Series J † (b) (d) (e)	7,056	763,318
		2,483,596
Total Convertible Preferred Stocks (Cost $5,293,184)		4,920,658

Short-Term Investments—3.0%
Short-Term Investment Funds—3.0%
T. Rowe Price Treasury Reserve Fund
4.385% (f) (g)	35,158,427	35,158,427
Total Short-Term Investments (Cost $35,158,427)		35,158,427

Securities Lending Reinvestments (h)—13.2%
Short-Term Investment Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (g)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.260% (g)	5,000,000	5,000,000
		15,000,000

Certificates of Deposit—1.6%
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (i)	1,000,000	999,998
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (i)	2,000,000	1,999,976
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,936
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (i)	2,000,000	2,000,340
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (i)	2,000,000	1,999,394
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 08/20/25	2,000,000	1,987,620
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (i)	3,000,000	3,000,018
4.620%, SOFR + 0.220%, 12/15/25 (i)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (i)	1,000,000	1,000,436
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (i)	1,000,000	1,000,316
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (i)	2,000,000	1,999,994
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (i)	1,000,000	$999,769
		18,988,780
Commercial Paper—1.3%
Chesham Finance Ltd./Chesham Finance LLC
4.340%, 07/03/25	2,000,000	1,999,273
Concord Minutemen Capital Co. LLC
4.600%, SOFR + 0.210%, 09/02/25 (i)	1,000,000	999,964
ING U.S. Funding LLC
4.600%, SOFR + 0.200%, 09/25/25 (i)	2,000,000	1,999,902
Ionic Funding LLC
4.380%, 07/03/25	3,000,000	2,998,881
4.460%, 07/16/25	2,000,000	1,996,016
Liberty Street Funding LLC
4.450%, 07/10/25	2,000,000	1,997,480
Salisbury Receivables Co. LLC
4.450%, 07/09/25	1,000,000	998,865
4.470%, 07/15/25	3,000,000	2,994,330
		15,984,711
Repurchase Agreements—8.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.410%, due on 07/01/25 with a maturity value of $5,000,612; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 09/15/25 - 05/15/34, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $12,001,510; collateralized by various Common Stock with an aggregate market value of $13,356,888	12,000,000	12,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $15,001,825; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $15,301,862	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $8,199,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $8,364,540	8,000,000	8,000,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/25 at 4.360%, due on 07/01/25 with a maturity value of $4,416,014; collateralized by U.S. Treasury Obligations with rates ranging from 2.250% - 3.250%, maturity dates ranging from 05/15/41 - 05/15/52, and an aggregate market value of $4,503,791	4,415,479	4,415,479
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $26,023,053; collateralized by various Common Stock with an aggregate market value of $28,993,194	26,000,000	26,000,000
See accompanying notes to financial statements.
BHFTI-487

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $1,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/31/25 - 02/15/48, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $10,001,233; collateralized by various Common Stock with an aggregate market value of $11,126,188	10,000,000	10,000,000
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $14,001,758; collateralized by various Common Stock with an aggregate market value of $15,574,204	14,000,000	14,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	5,000,000
		100,415,479
Time Deposits—0.5%
Banco Santander SA
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
National Bank of Canada
4.400%, OBFR + 0.070%, 07/07/25 (i)	2,000,000	2,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $156,389,736)		156,388,970
Total Investments—113.4% (Cost $1,092,566,471)		1,347,199,586
Other assets and liabilities (net)—(13.4)%		(158,864,644)
Net Assets—100.0%		$1,188,334,942

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2025, the market value of restricted securities was $6,709,360, which is 0.6% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $223,825,000 and the collateral received consisted of cash in the amount of $156,307,150 and non-cash collateral with a value of $73,020,263. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of June 30, 2025, the total value of unadjusted equity securities subject to a contractual sale restriction is $1,788,702 with the restriction expiring on December 14, 2025. Under normal market conditions, there are no circumstances that could cause the restriction to lapse.

(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2025, these securities represent 0.4% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc.	05/11/21	66,943	$1,265,201	$1,788,702
Databricks, Inc. - Series H	08/31/21	11,738	862,557	1,269,817
Databricks, Inc. - Series I	09/14/23	4,164	306,054	450,461
Databricks, Inc. - Series J	12/17/24	7,056	652,680	763,318
Nuro, Inc. - Series D	10/29/21	37,838	788,760	490,380
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	1,087,605
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	859,077
				$6,709,360
See accompanying notes to financial statements.
BHFTI-488

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of June 30, 2025
T. Rowe Price Treasury Reserve Fund	$27,755,595	$79,492,345	$(72,089,513)	$35,158,427

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2025
T. Rowe Price Treasury Reserve Fund	$800,789	35,158,427
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$203,481,704	$0	$263,097,708
The Portfolio engaged in security transactions with other accounts managed by T.  Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $180,503 in sales of investments, which are included above, and resulted in net realized losses of $110,496.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(156,307,150)	$—	$—	$—	$(156,307,150)
Gross amount of recognized liabilities for securities lending transactions					$(156,307,150)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,150,731,531	$—	$—	$1,150,731,531
Total Convertible Preferred Stocks*	—	—	4,920,658	4,920,658
Total Short-Term Investments*	35,158,427	—	—	35,158,427
Securities Lending Reinvestments
Short-Term Investment Funds	15,000,000	—	—	15,000,000
Certificates of Deposit	—	18,988,780	—	18,988,780
Commercial Paper	—	15,984,711	—	15,984,711
Repurchase Agreements	—	100,415,479	—	100,415,479
Time Deposits	—	6,000,000	—	6,000,000
Total Securities Lending Reinvestments	15,000,000	141,388,970	—	156,388,970
Total Investments	$1,200,889,958	$141,388,970	$4,920,658	$1,347,199,586
Collateral for Securities Loaned (Liability)	$—	$(156,307,150)	$—	$(156,307,150)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
During the six months ended June 30, 2025, a transfer out of Level 3 in the amount of $768,499 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
See accompanying notes to financial statements.
BHFTI-489

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,312,041,159
Affiliated investments at value (c)	35,158,427
Cash	1,300,000
Receivable for:
Investments sold	4,108,769
Fund shares sold	180,605
Dividends and interest	144,065
Dividends on affiliated investments	149,925
Prepaid expenses	9,244
Total Assets	1,353,092,194
Liabilities
Collateral for securities loaned	156,307,150
Payable for:
Investments purchased	6,503,482
Affiliated investments purchased	117,498
Fund shares redeemed	570,600
Accrued Expenses:
Management fees	601,124
Distribution and service fees	166,963
Deferred trustees’ fees	224,101
Other expenses	266,334
Total Liabilities	164,757,252
Net Assets	$1,188,334,942
Net Assets Consist of:
Paid in surplus	$885,499,167
Distributable earnings (Accumulated losses)	302,835,775
Net Assets	$1,188,334,942
Net Assets
Class A	$354,418,667
Class B	819,639,445
Class E	14,276,830
Capital Shares Outstanding*
Class A	43,139,794
Class B	128,422,672
Class E	2,004,956
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.22
Class B	6.38
Class E	7.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,057,408,044.
(b)	Includes securities loaned at value of $223,825,000.
(c)	Identified cost of affiliated investments was $35,158,427.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$3,273,967
Dividends from affiliated investments	800,789
Securities lending income	138,071
Total investment income	4,212,827
Expenses
Management fees	4,321,081
Administration fees	32,085
Custodian and accounting fees	40,589
Distribution and service fees—Class B	995,590
Distribution and service fees—Class E	10,513
Audit and tax services	29,412
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	45,083
Insurance	5,329
Miscellaneous	9,206
Total expenses	5,531,645
Less management fee waiver	(703,228)
Net expenses	4,828,417
Net Investment Loss	(615,590)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	52,213,126
Foreign currency transactions	10
Net realized gain (loss)	52,213,136
Net change in unrealized appreciation (depreciation) on investments	(39,764,089)
Net realized and unrealized gain (loss)	12,449,047
Net Increase (Decrease) in Net Assets From Operations	$11,833,457

(a)	Net of foreign withholding taxes of $17,296.
See accompanying notes to financial statements.
BHFTI-490

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(615,590)	$(1,235,823)
Net realized gain (loss)	52,213,136	190,705,716
Net change in unrealized appreciation (depreciation)	(39,764,089)	(70,480,684)
Increase (decrease) in net assets from operations	11,833,457	118,989,209
From Distributions to Shareholders
Class A	(48,651,060)	(36,554,020)
Class B	(140,137,222)	(97,950,038)
Class E	(2,224,791)	(1,628,728)
Total distributions	(191,013,073)	(136,132,786)
Increase (decrease) in net assets from capital share transactions	136,801,874	(72,338,768)
Total increase (decrease) in net assets	(42,377,742)	(89,482,345)
Net Assets
Beginning of period	1,230,712,684	1,320,195,029
End of period	$1,188,334,942	$1,230,712,684

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	772,684	$6,874,452	1,160,123	$10,952,188
Reinvestments	6,021,171	48,651,060	4,070,604	36,554,020
Redemptions	(2,410,063)	(22,066,519)	(8,185,784)	(78,955,127)
Net increase (decrease)	4,383,792	$33,458,993	(2,955,057)	$(31,448,919)
Class B
Sales	2,267,614	$16,080,606	2,173,840	$16,633,473
Reinvestments	22,314,844	140,137,222	13,473,183	97,950,038
Redemptions	(7,452,713)	(54,207,176)	(19,661,737)	(154,468,993)
Net increase (decrease)	17,129,745	$102,010,652	(4,014,714)	$(39,885,482)
Class E
Sales	21,546	$169,322	58,820	$516,133
Reinvestments	317,827	2,224,791	204,614	1,628,728
Redemptions	(133,532)	(1,061,884)	(369,341)	(3,149,228)
Net increase (decrease)	205,841	$1,332,229	(105,907)	$(1,004,367)
Increase (decrease) derived from capital shares transactions		$136,801,874		$(72,338,768)
See accompanying notes to financial statements.
BHFTI-491

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.44	$9.51	$8.32	$13.10	$12.48	$11.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (b)	0.01	0.02	0.00 (b)	(0.04)	(0.00) (b)
Net realized and unrealized gain (loss)	0.09	0.86	1.62	(2.99)	1.84	2.40
Total income (loss) from investment operations	0.09	0.87	1.64	(2.99)	1.80	2.40
Less Distributions
Distributions from net investment income	0.00	(0.02)	0.00	0.00	0.00	(0.03)
Distributions from net realized capital gains	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(1.31)	(0.94)	(0.45)	(1.79)	(1.18)	(1.16)
Net Asset Value, End of Period	$8.22	$9.44	$9.51	$8.32	$13.10	$12.48
Total Return (%) (c)	1.16 (d)	9.59	20.11	(22.33)	15.15	24.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (e)	0.78	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (f) (g)	0.66 (e)	0.68	0.67	0.67	0.73	0.74
Ratio of net investment income (loss) to average net assets (%)	0.07 (e)	0.08	0.19	0.01	(0.27)	(0.04)
Portfolio turnover rate (%)	18 (d)	22	22	23	15	24
Net assets, end of period (in millions)	$354.4	$365.9	$396.8	$375.8	$522.8	$640.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.64	$7.87	$6.97	$11.39	$11.02	$10.06
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.00) (b)	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.06	0.70	1.35	(2.61)	1.61	2.12
Total income (loss) from investment operations	0.05	0.69	1.35	(2.63)	1.55	2.09
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.00) (h)
Distributions from net realized capital gains	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Net Asset Value, End of Period	$6.38	$7.64	$7.87	$6.97	$11.39	$11.02
Total Return (%) (c)	0.89 (d)	9.31	19.84	(22.53)	14.87 (i)	24.03 (i)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04 (e)	1.03	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (f) (g)	0.91 (e)	0.93	0.92	0.92	0.98	0.99
Ratio of net investment income (loss) to average net assets (%)	(0.18) (e)	(0.17)	(0.06)	(0.24)	(0.52)	(0.29)
Portfolio turnover rate (%)	18 (d)	22	22	23	15	24
Net assets, end of period (in millions)	$819.6	$849.8	$907.1	$843.5	$1,187.9	$1,157.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-492

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.36	$8.53	$7.51	$12.08	$11.61	$10.54
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	(0.01)	0.00 (b)	(0.01)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.07	0.77	1.47	(2.77)	1.70	2.23
Total income (loss) from investment operations	0.07	0.76	1.47	(2.78)	1.65	2.21
Less Distributions
Distributions from net investment income	0.00	(0.01)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(1.31)	(0.92)	(0.45)	(1.79)	(1.18)	(1.13)
Total distributions	(1.31)	(0.93)	(0.45)	(1.79)	(1.18)	(1.14)
Net Asset Value, End of Period	$7.12	$8.36	$8.53	$7.51	$12.08	$11.61
Total Return (%) (c)	1.07 (d)	9.35	20.01	(22.50)	14.98	24.09
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (e)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.81 (e)	0.83	0.82	0.82	0.88	0.89
Ratio of net investment income (loss) to average net assets (%)	(0.08) (e)	(0.07)	0.04	(0.14)	(0.42)	(0.19)
Portfolio turnover rate (%)	18 (d)	22	22	23	15	24
Net assets, end of period (in millions)	$14.3	$15.0	$16.3	$15.4	$24.7	$24.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2025 and for the years ended December 31, 2024,
2023 and 2022; and 0.04% for the years ended December 31, 2021 and 2020. (see Note 6 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTI-493

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—35.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	552,704	$493,511
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.805%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,755,875	2,766,297
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 01/25/51 (b)	7,936,191	986,017
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (b)	3,681,292	478,274
2.000%, 07/25/51 (b)	10,658,661	1,355,721
2.000%, 09/25/51 (b)	4,236,751	550,619
2.000%, 03/25/52 (b)	8,994,646	1,148,022
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (b)	31,556,396	4,008,290
3.000%, 06/25/48	1,288,696	1,149,164
3.500%, 01/25/47	392,001	387,820
3.500%, 06/25/47	676,454	663,210
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,039,139	956,072
5.452%, SOFR30A + 1.150%, 06/20/54 (a)	1,448,743	1,445,043
5.552%, SOFR30A + 1.250%, 02/20/54 (a)	1,528,786	1,531,581
		17,919,641
Agency Mortgage-Backed Securities — 34.2%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,697,541	6,902,987
2.000%, 04/01/52	5,638,464	4,474,532
2.500%, 01/01/52	6,439,424	5,365,094
2.500%, 02/01/52	7,264,681	6,040,421
2.500%, 04/01/52	1,910,510	1,588,023
2.500%, 05/01/52	6,225,241	5,178,756
3.000%, 09/01/46	733,846	652,684
3.000%, 10/01/46	1,988,688	1,767,099
3.000%, 11/01/46	3,084,244	2,739,309
3.000%, 01/01/47	3,822,500	3,399,726
3.000%, 01/01/50	4,319,500	3,830,812
3.000%, 05/01/52	4,976,941	4,352,976
3.000%, 06/01/52	17,144,572	14,843,190
3.500%, 01/01/44	1,430,655	1,343,441
3.500%, 04/01/45	2,171,693	2,023,578
3.500%, 11/01/45	229,372	212,873
3.500%, 06/01/46	829,930	767,155
3.500%, 08/01/46	956,754	888,453
3.500%, 12/01/47	2,537,814	2,332,726
3.500%, 01/01/48	9,132,610	8,394,454
3.500%, 11/01/52	1,373,188	1,238,394
4.000%, 01/01/45	1,511,611	1,446,951
4.000%, 12/01/45	3,391,027	3,234,079
4.000%, 03/01/48	288,713	273,709
4.000%, 06/01/48	19,731	18,707
4.000%, 11/01/48	463,929	439,770
4.000%, 10/01/52	6,633,326	6,180,225
4.000%, 01/01/54	7,407,112	6,895,061
4.500%, 10/01/48	973,801	947,874
4.500%, 08/01/52	2,118,422	2,030,096
4.500%, 11/01/52	6,783,596	6,501,482
5.000%, 06/01/48	277,483	278,087
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 08/01/48	44,750	$44,727
5.000%, 10/01/48	530,454	529,210
Federal National Mortgage Association
2.000%, 08/01/40	1,902,165	1,648,055
2.000%, 11/01/40	252,485	219,231
2.000%, 07/01/41	3,082,782	2,658,180
2.000%, 10/01/50	1,595,098	1,272,738
2.000%, 02/01/51	5,216,909	4,154,464
2.000%, 03/01/51	7,988,431	6,356,584
2.000%, 12/01/51	12,747,530	10,117,923
2.000%, 03/01/52	7,658,099	6,071,182
2.000%, 04/01/52	10,104,913	8,074,213
2.000%, 10/01/52	12,518,884	9,920,224
2.500%, 01/01/51	2,451,037	2,034,700
2.500%, 05/01/51	7,418,676	6,248,239
2.500%, 12/01/51	7,575,028	6,356,331
2.500%, 01/01/52	596,731	496,545
2.500%, 02/01/52	7,671,359	6,380,846
2.500%, 03/01/52	5,862,155	4,874,032
3.000%, 07/01/45	5,979,413	5,349,954
3.000%, 09/01/49	3,125,791	2,772,211
3.000%, 10/01/49	877,298	748,344
3.500%, 01/01/44	1,842,959	1,715,161
3.500%, 01/01/48	2,144,077	1,965,858
3.500%, 02/01/48	1,053,498	968,140
4.000%, 08/01/42	255,544	245,337
4.000%, 06/01/47	528,466	500,532
4.000%, 10/01/52	7,102,872	6,607,218
4.000%, 11/01/52	7,105,430	6,616,362
4.000%, 02/01/53	6,400,570	5,955,260
4.500%, 02/01/46	926,265	906,249
4.500%, 05/01/48	2,698,421	2,618,050
4.500%, 08/01/48	465,437	450,546
4.500%, 09/01/52	5,432,097	5,205,798
4.500%, 12/01/52	9,916,526	9,504,139
4.500%, 02/01/53	10,813,510	10,364,568
5.000%, 06/01/53	3,805,296	3,737,484
5.000%, 11/01/53	5,641,281	5,540,749
5.500%, 08/01/53	8,994,924	9,006,828
Government National Mortgage Association
3.000%, 10/20/46	608,884	546,373
3.000%, 12/20/46	1,921,616	1,724,802
3.000%, 04/20/47	394,027	353,317
3.000%, 11/20/47	691,354	618,816
3.000%, 10/20/49	736,458	641,651
3.500%, 04/20/46	1,375,626	1,280,206
3.500%, 05/20/46	605,573	563,567
3.500%, 06/20/46	134,222	124,842
3.500%, 11/20/46	2,039,483	1,891,701
3.500%, 01/20/47	355,734	329,585
3.500%, 09/20/47	649,971	598,372
3.500%, 11/20/47	1,327,079	1,225,822
3.500%, 07/20/49	102,156	91,533
4.000%, 11/20/47	664,060	625,962
4.000%, 12/20/47	606,293	570,909
See accompanying notes to financial statements.
BHFTI-494

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 03/20/48	430,384	$405,686
4.000%, 10/20/48	868,519	818,671
4.500%, 02/20/47	1,280,195	1,250,136
4.500%, 06/20/47	1,928,041	1,882,172
4.500%, 10/20/52	6,962,524	6,723,468
4.500%, 10/20/54	4,727,275	4,526,937
5.000%, 06/20/47	956,090	954,622
5.000%, 09/20/47	500,706	499,938
Government National Mortgage Association, TBA
2.500%, TBA (c)	17,875,000	15,183,729
4.000%, TBA (c)	12,950,000	12,038,583
4.500%, TBA (c)	4,875,000	4,665,658
5.000%, TBA (c)	15,450,000	15,174,175
5.500%, TBA (c)	8,525,000	8,536,187
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	5,900,000	4,669,187
2.500%, TBA (c)	8,275,000	6,859,732
3.000%, TBA (c)	6,725,000	5,818,070
3.500%, TBA (c)	29,350,000	26,421,028
4.000%, TBA (c)	5,675,000	5,276,200
4.500%, TBA (c)	12,300,000	11,763,984
5.000%, TBA (c)	12,825,000	12,567,220
5.500%, TBA (c)	8,650,000	8,648,021
		430,689,798
Total Agency Sponsored Mortgage-Backed Securities (Cost $463,223,299)		448,609,439

U.S. Treasury & Government Agencies—33.0%
U.S. Treasury — 33.0%
U.S. Treasury Bonds
4.750%, 05/15/55	48,046,000	47,775,741
5.000%, 05/15/45 (d)	52,765,000	54,199,549
U.S. Treasury Inflation-Indexed Notes
2.125%, 01/15/35 (e)	14,473,536	14,709,658
U.S. Treasury Notes
3.875%, 06/15/28	86,390,000	86,848,947
3.875%, 06/30/30	176,784,000	177,460,750
4.000%, 06/30/32	19,875,000	19,890,527
4.250%, 05/15/35	14,442,000	14,464,566
Total U.S. Treasury & Government Agencies (Cost $411,343,143)		415,349,738

Corporate Bonds & Notes—17.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,500,000	1,495,049
Lockheed Martin Corp.
4.500%, 05/15/36 (d)	310,000	297,989
4.800%, 08/15/34	90,000	89,690
		1,882,728
Security Description	Principal Amount*	Value

Agriculture — 0.2%
BAT Capital Corp.
5.650%, 03/16/52	280,000	$260,888
Japan Tobacco, Inc.
5.250%, 06/15/30 (144A) (d)	1,835,000	1,888,470
		2,149,358
Airlines — 0.1%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,834,203	1,870,900
Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (144A) (d)	2,040,000	2,073,750
5.800%, 03/27/35 (144A) (d)	270,000	271,970
		2,345,720
Banks — 4.4%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (d)	6,285,000	6,165,388
2.087%, SOFR + 1.060%, 06/14/29 (a)	4,105,000	3,847,743
2.299%, SOFR + 1.220%, 07/21/32 (a)	1,610,000	1,402,992
2.687%, SOFR + 1.320%, 04/22/32 (a) (d)	560,000	502,558
2.972%, SOFR + 1.330%, 02/04/33 (a) (d)	100,000	89,549
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	979,047
5.468%, SOFR + 1.650%, 01/23/35 (a)	165,000	169,511
5.511%, SOFR + 1.310%, 01/24/36 (a) (d)	270,000	277,618
Citibank NA
4.914%, 05/29/30	1,060,000	1,080,351
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)	80,000	77,732
3.057%, SOFR + 1.351%, 01/25/33 (a)	885,000	790,934
5.333%, SOFR + 1.465%, 03/27/36 (a) (d)	1,480,000	1,491,613
5.449%, SOFR + 1.447%, 06/11/35 (a)	115,000	117,465
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a)	4,250,000	4,158,191
1.542%, SOFR + 0.818%, 09/10/27 (a) (d)	1,372,000	1,324,676
1.948%, SOFR + 0.913%, 10/21/27 (a) (d)	1,550,000	1,500,806
5.016%, SOFR + 1.420%, 10/23/35 (a) (d)	1,420,000	1,402,824
5.536%, SOFR + 1.380%, 01/28/36 (a) (d)	250,000	256,372
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a) (d)	1,110,000	1,052,163
4.755%, SOFR + 2.110%, 06/09/28 (a) (d)	150,000	150,570
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a)	2,430,000	2,379,891
1.045%, SOFR + 0.800%, 11/19/26 (a)	435,000	429,127
1.578%, SOFR + 0.885%, 04/22/27 (a)	5,695,000	5,563,021
1.953%, SOFR + 1.065%, 02/04/32 (a)	215,000	186,450
2.182%, SOFR + 1.890%, 06/01/28 (a)	580,000	557,420
2.545%, SOFR + 1.180%, 11/08/32 (a)	425,000	374,146
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)	295,000	263,457
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (d)	1,215,000	1,132,916
2.947%, SOFR + 1.170%, 02/24/28 (a) (d)	1,250,000	1,221,393
4.946%, SOFR + 1.340%, 10/22/35 (a) (d)	955,000	944,996
5.502%, SOFR + 1.315%, 01/24/36 (a)	190,000	195,700
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	256,497
See accompanying notes to financial statements.
BHFTI-495

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
2.239%, SOFR + 1.178%, 07/21/32 (a)	525,000	$454,623
2.475%, SOFR + 1.000%, 01/21/28 (a) (d)	1,275,000	1,237,579
2.511%, SOFR + 1.200%, 10/20/32 (a)	670,000	586,726
2.943%, SOFR + 1.290%, 01/21/33 (a)	565,000	504,259
5.587%, SOFR + 1.418%, 01/18/36 (a)	1,595,000	1,637,291
5.831%, SOFR + 1.580%, 04/19/35 (a)	140,000	146,672
PNC Financial Services Group, Inc.
6.875%, SOFR + 2.284%, 10/20/34 (a)	580,000	648,383
Santander U.K. Group Holdings PLC
1.532%, 1Y H15 + 1.250%, 08/21/26 (a) (d)	330,000	328,478
2.469%, SOFR + 1.220%, 01/11/28 (a) (d)	540,000	522,808
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (a) (d)	350,000	363,362
5.850%, SOFR + 2.090%, 10/21/33 (a) (d)	435,000	457,635
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,790,000	4,614,755
3.350%, SOFR + 1.500%, 03/02/33 (a) (d)	390,000	356,168
4.897%, SOFR + 2.100%, 07/25/33 (a) (d)	1,430,000	1,430,278
5.211%, SOFR + 1.380%, 12/03/35 (a)	265,000	266,019
5.244%, SOFR + 1.110%, 01/24/31 (a)	925,000	948,900
5.574%, SOFR + 1.740%, 07/25/29 (a)	610,000	629,860
		55,476,913
Beverages — 0.3%
Bacardi Ltd.
5.300%, 05/15/48 (144A)	605,000	532,381
Constellation Brands, Inc.
2.250%, 08/01/31 (d)	2,165,000	1,875,546
Diageo Investment Corp.
5.125%, 08/15/30 (d)	1,330,000	1,370,240
		3,778,167
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,628,000	3,206,241
Commercial Services — 0.1%
Rollins, Inc.
5.250%, 02/24/35 (d)	1,585,000	1,590,727
Computers — 0.1%
Dell International LLC/EMC Corp.
5.000%, 04/01/30	1,245,000	1,264,920
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (d)	2,195,000	2,091,121
5.750%, 06/06/28 (d)	455,000	470,720
American Express Co.
5.667%, SOFR + 1.790%, 04/25/36 (a)	1,215,000	1,258,168
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,211,045
		5,031,054
Security Description	Principal Amount*	Value

Electric — 2.7%
AEP Transmission Co. LLC
5.150%, 04/01/34 (d)	935,000	$945,678
Appalachian Power Co.
3.300%, 06/01/27	760,000	745,482
4.450%, 06/01/45	1,440,000	1,169,328
Arizona Public Service Co.
5.700%, 08/15/34	2,595,000	2,675,609
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,300,000	1,111,779
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	830,482
4.100%, 03/15/43	2,325,000	1,917,392
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A)	2,155,000	2,203,497
Eversource Energy
4.600%, 07/01/27	1,660,000	1,667,834
5.950%, 02/01/29 (d)	1,160,000	1,211,611
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	552,876
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,574,478
5.700%, 03/15/55 (d)	895,000	905,234
International Transmission Co.
4.625%, 08/15/43	2,500,000	2,142,413
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	824,467
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A) (d)	1,835,000	1,869,322
Public Service Co. of Colorado
5.250%, 04/01/53 (d)	1,545,000	1,418,277
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,129,775
Southern Co.
6.375%, 5Y H15 + 2.069%, 03/15/55 (a) (d)	1,825,000	1,877,876
Southwestern Electric Power Co.
4.100%, 09/15/28 (d)	3,000,000	2,972,443
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	2,500,000	2,543,548
		34,289,401
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (d)	1,755,000	1,305,281
4.279%, 03/15/32	144,000	121,140
5.050%, 03/15/42	855,000	574,551
5.141%, 03/15/52	87,000	53,723
		2,054,695
Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32 (d)	25,000	21,886
5.750%, 04/01/33	1,000,000	1,027,920
6.500%, 12/01/52 (d)	810,000	840,407
6.750%, 03/15/34	1,051,000	1,147,340
See accompanying notes to financial statements.
BHFTI-496

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food—(Continued)
Pilgrim's Pride Corp.
3.500%, 03/01/32 (d)	1,200,000	$1,080,303
		4,117,856
Gas — 1.2%
Brooklyn Union Gas Co.
3.407%, 03/10/26 (144A) (d)	2,500,000	2,474,326
CenterPoint Energy Resources Corp.
5.400%, 07/01/34	2,155,000	2,190,627
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (d)	1,780,000	1,582,537
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,292,914
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35 (d)	1,175,000	1,180,021
Southern Co. Gas Capital Corp.
3.250%, 06/15/26	4,000,000	3,955,575
Spire, Inc.
4.700%, 08/15/44	1,000,000	830,539
		15,506,539
Healthcare-Services — 1.9%
Centene Corp.
3.000%, 10/15/30	1,727,000	1,543,111
Cigna Group
3.400%, 03/15/51 (d)	739,000	494,766
CommonSpirit Health
2.782%, 10/01/30 (d)	870,000	796,436
3.347%, 10/01/29 (d)	110,000	105,183
Elevance Health, Inc.
5.200%, 02/15/35 (d)	1,905,000	1,924,938
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A) (d)	2,050,000	1,970,828
HCA, Inc.
5.250%, 06/15/26	805,000	806,118
5.875%, 02/01/29 (d)	2,000,000	2,075,723
Humana, Inc.
3.700%, 03/23/29	4,685,000	4,540,272
New York & Presbyterian Hospital
3.563%, 08/01/36 (d)	4,490,000	3,913,711
UnitedHealth Group, Inc.
5.150%, 07/15/34 (d)	3,785,000	3,823,219
5.625%, 07/15/54 (d)	1,600,000	1,552,034
		23,546,339
Insurance — 0.3%
Farmers Exchange Capital III
5.454%, 3M TSFR + 3.454%, 10/15/54 (144A) (a) (d)	3,530,000	3,191,424
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	73,483
		3,264,907
Internet — 0.2%
Uber Technologies, Inc.
4.800%, 09/15/34 (d)	2,150,000	2,111,808
Security Description	Principal Amount*	Value

Lodging — 0.1%
Las Vegas Sands Corp.
6.000%, 06/14/30	1,220,000	$1,258,641
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 05/01/47	1,305,000	1,132,623
Time Warner Cable LLC
4.500%, 09/15/42	20,000	15,930
5.500%, 09/01/41 (d)	430,000	390,985
5.875%, 11/15/40 (d)	1,850,000	1,776,115
		3,315,653
Oil & Gas — 0.0%
Petroleos Mexicanos
6.350%, 02/12/48 (d)	55,000	38,295
6.750%, 09/21/47	647,000	468,616
		506,911
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (d)	2,625,000	2,603,131
Amcor Flexibles North America, Inc.
5.500%, 03/17/35 (144A) (d)	1,680,000	1,704,470
Berry Global, Inc.
1.570%, 01/15/26 (d)	1,587,000	1,558,626
1.650%, 01/15/27 (d)	2,631,000	2,523,600
		8,389,827
Pharmaceuticals — 0.9%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A)	2,776,000	2,750,150
4.400%, 07/15/44 (144A)	1,205,000	937,900
4.625%, 06/25/38 (144A) (d)	1,250,000	1,105,736
4.875%, 06/25/48 (144A)	1,965,000	1,610,281
CVS Health Corp.
4.780%, 03/25/38	305,000	279,907
5.050%, 03/25/48 (d)	2,555,000	2,206,109
5.125%, 07/20/45	538,000	476,461
5.875%, 06/01/53 (d)	705,000	673,610
Johnson & Johnson
5.000%, 03/01/35	1,175,000	1,204,588
		11,244,742
Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34 (d)	145,000	139,099
Real Estate Investment Trusts — 1.2%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,746,195
American Homes 4 Rent LP
2.375%, 07/15/31 (d)	975,000	848,999
3.375%, 07/15/51	610,000	401,926
American Tower Corp.
2.300%, 09/15/31	2,404,000	2,085,597
See accompanying notes to financial statements.
BHFTI-497

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
2.700%, 04/15/31	1,396,000	$1,251,863
5.550%, 07/15/33	710,000	732,393
Extra Space Storage LP
2.400%, 10/15/31 (d)	349,000	303,231
3.900%, 04/01/29 (d)	320,000	313,347
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	56,553
5.750%, 06/01/28 (d)	2,000,000	2,049,392
Healthcare Realty Holdings LP
3.500%, 08/01/26	2,399,000	2,368,939
Hudson Pacific Properties LP
3.250%, 01/15/30 (d)	1,647,000	1,346,600
3.950%, 11/01/27	24,000	23,015
4.650%, 04/01/29	4,000	3,594
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (d)	964,000	820,798
LXP Industrial Trust
6.750%, 11/15/28 (d)	410,000	434,018
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	450,000	435,311
4.125%, 08/15/30 (144A) (d)	57,000	54,710
		15,276,481
Retail — 0.3%
McDonald's Corp.
4.950%, 03/03/35 (d)	1,850,000	1,848,912
Starbucks Corp.
5.400%, 05/15/35 (d)	2,425,000	2,470,906
		4,319,818
Savings & Loans — 0.0%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (d)	395,000	385,687
Semiconductors — 0.2%
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	105,000	107,698
Intel Corp.
2.000%, 08/12/31 (d)	765,000	657,142
3.050%, 08/12/51	819,000	486,557
3.250%, 11/15/49	905,000	573,185
3.734%, 12/08/47	195,000	137,569
4.900%, 08/05/52 (d)	160,000	132,306
5.600%, 02/21/54 (d)	310,000	284,395
		2,378,852
Software — 0.5%
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	2,132,732
Oracle Corp.
3.950%, 03/25/51	1,745,000	1,287,975
4.800%, 08/03/28 (d)	970,000	985,939
Security Description	Principal Amount*	Value

Software—(Continued)
Paychex, Inc.
5.350%, 04/15/32	1,370,000	$1,406,779
		5,813,425
Telecommunications — 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152%, 09/20/29 (144A)	907,500	913,722
T-Mobile USA, Inc.
3.500%, 04/15/31	4,000,000	3,755,661
3.750%, 04/15/27	2,145,000	2,122,601
5.125%, 05/15/32 (d)	990,000	1,009,595
		7,801,579
Total Corporate Bonds & Notes (Cost $231,323,206)		224,318,988

Asset-Backed Securities—9.1%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
5.214%, 1M TSFR + 0.894%, 08/25/34 (a)	4,271,470	4,212,870
Soundview Home Loan Trust
4.644%, 1M TSFR + 0.324%, 06/25/37 (a)	8,921,734	5,847,979
		10,060,849
Asset-Backed - Other — 7.1%
AGL CLO 12 Ltd.
5.691%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,406,971
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.184%, 1M TSFR + 0.864%, 01/25/36 (a)	3,439,523	3,384,849
Apidos CLO XXV Ltd.
5.410%, 3M TSFR + 1.140%, 01/20/37 (144A) (a)	2,610,000	2,602,757
Barings CLO Ltd.
5.406%, 3M TSFR + 1.150%, 10/15/30 (144A) (a)	3,093,324	3,094,620
Buttermilk Park CLO Ltd.
5.626%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	4,591,490
Carrington Mortgage Loan Trust
4.574%, 1M TSFR + 0.254%, 12/25/36 (a)	4,077,209	3,984,374
CIFC Funding Ltd.
5.270%, 3M TSFR + 0.990%, 01/17/35 (144A) (a)	3,160,000	3,167,534
Clover CLO LLC
5.800%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,012,555
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.000%, 05/20/55 (144A)	1,105,000	1,139,454
Countrywide Asset-Backed Certificates Trust
5.784%, 1M TSFR + 1.464%, 08/25/47 (a)	5,434,286	5,098,286
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,331,723
Dryden 72 CLO Ltd.
5.426%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	2,903,841	2,905,371
Dryden 77 CLO Ltd.
5.704%, 3M TSFR + 1.382%, 05/20/34 (144A) (a)	3,000,000	3,001,122
See accompanying notes to financial statements.
BHFTI-498

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 95 CLO Ltd.
5.922%, 3M TSFR + 1.600%, 08/20/34 (144A) (a)	3,220,000	$3,218,368
Dryden XXVI Senior Loan Fund
5.418%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	687,186	687,308
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	4,599,573
Galaxy XXII CLO Ltd.
5.501%, 3M TSFR + 1.240%, 04/16/34 (144A) (a)	3,000,000	3,000,534
JP Morgan Mortgage Acquisition Trust
4.959%, 1M TSFR + 0.639%, 01/25/37 (a)	8,307,000	7,910,865
LCM 37 Ltd.
5.316%, 3M TSFR + 1.060%, 04/15/34 (144A) (a)	4,000,000	3,998,040
Neuberger Berman CLO XVI-S Ltd.
5.490%, 3M TSFR + 1.180%, 04/15/39 (144A) (a)	3,000,000	2,994,039
Palmer Square Loan Funding Ltd.
5.656%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,600,011
Rockford Tower CLO Ltd.
5.452%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	3,061,133	3,059,542
5.721%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	1,367,925	1,368,286
Structured Asset Investment Loan Trust
5.234%, 1M TSFR + 0.914%, 07/25/34 (a)	1,015,449	1,050,214
TIF Funding II LLC
2.090%, 08/20/45 (144A)	4,028,442	3,782,869
Voya CLO Ltd.
5.420%, 3M TSFR + 1.150%, 10/18/31 (144A) (a)	2,336,132	2,338,926
Wendy's Funding LLC
3.783%, 06/15/49 (144A)	1,654,738	1,632,329
		89,962,010
Asset-Backed - Student Loan — 1.2%
Navient Student Loan Trust
5.920%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,338,122
SLM Student Loan Trust
4.955%, SOFR90A + 0.592%, 01/25/28 (a)	968,525	950,174
4.995%, SOFR90A + 0.632%, 01/25/40 (a)	1,951,735	1,845,954
5.805%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	1,921,694	1,884,069
6.220%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,687,400
Wachovia Student Loan Trust
4.795%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,008,629	1,967,072
		14,672,791
Total Asset-Backed Securities (Cost $114,186,330)		114,695,650

Non-Agency Mortgage-Backed Securities—8.9%
Collateralized Mortgage Obligations — 5.7%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A) (a)	5,754,427	5,420,458
CIM Trust
1.951%, 06/25/57 (144A) (a)	3,424,095	3,162,827
2.000%, 05/01/61 (144A) (a)	4,164,581	3,831,743
2.000%, 08/25/61 (144A) (a)	3,717,118	3,219,207
2.500%, 04/25/51 (144A) (a)	9,638,050	7,847,483
3.000%, 10/25/59 (144A) (a)	3,299,334	3,069,114
5.400%, 04/25/62 (144A) (a)	5,639,461	5,605,645
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust
3.850%, 09/25/57 (144A) (a)	3,244,951	$3,144,251
4.547%, 05/25/67 (144A) (a)	3,263,885	3,251,885
GCAT Trust
6.000%, 05/25/55 (144A) (a)	4,000,000	4,036,564
GS Mortgage-Backed Securities Trust
5.500%, 11/25/55 (144A) (a)	4,000,000	4,009,502
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	4,885,160	4,535,468
2.500%, 06/25/52 (144A) (a)	8,492,544	7,544,449
5.500%, 06/25/55 (144A) (a)	2,389,664	2,396,323
PHH Alternative Mortgage Trust
5.034%, 1M TSFR + 0.714%, 07/25/37 (a)	2,464,199	2,419,426
PRKCM Trust
4.100%, 04/25/57 (144A) (a)	5,126,582	5,063,169
WaMu Mortgage Pass-Through Certificates Trust
5.014%, 1M TSFR + 0.694%, 10/25/45 (a)	1,233,793	1,238,265
5.489%, 06/25/34 (a)	2,003,649	1,962,225
		71,758,004
Commercial Mortgage-Backed Securities — 3.2%
BAMLL Commercial Mortgage Securities Trust
4.227%, 08/10/38 (144A) (a)	3,265,000	3,174,243
Bank
4.493%, 06/15/55 (a)	4,231,000	4,115,459
BX Trust
3.202%, 12/09/41 (144A)	895,000	834,486
BXHPP Trust
5.077%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,573,978
Century Plaza Towers
2.865%, 11/13/39 (144A)	2,930,000	2,670,980
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	3,044,120
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,684,127
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	1,850,000	1,710,307
3.228%, 07/10/39 (144A)	1,875,000	1,759,891
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,876,272
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,769,209
NY Commercial Mortgage Trust
6.125%, 02/10/47 (144A) (a)	2,350,000	2,430,826
NYC Commercial Mortgage Trust
5.833%, 06/10/42 (144A)	2,189,000	2,198,858
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,175,860
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	1,882,770
4.144%, 01/05/43 (144A) (a)	110,000	95,498
See accompanying notes to financial statements.
BHFTI-499

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
SMRT Commercial Mortgage Trust
7.662%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	$3,405,655
		40,402,539
Total Non-Agency Mortgage-Backed Securities (Cost $116,936,532)		112,160,543

Municipals—0.6%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,834,700
County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	544,538
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,244,705
5.267%, 05/01/27	2,150,000	2,194,248
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	1,420,000	896,035
Total Municipals (Cost $7,510,114)		6,714,226

Foreign Government—0.1%
Sovereign — 0.1%
Israel Government International Bonds
5.375%, 02/19/30 (d) (Cost $843,207)	850,000	866,217

Short-Term Investments—5.0%
Short-Term Investment Funds—5.0%
State Street Institutional U.S. Government Money Market Fund
4.210% (f)	63,582,871	63,582,871
Total Short-Term Investments (Cost $63,582,871)		63,582,871

Securities Lending Reinvestments (g)—4.4%
Certificates of Deposit—1.7%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (a)	4,000,000	3,999,996
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (a)	1,000,000	999,998
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (a)	3,000,000	3,002,808
Credit Agricole Corp. and Investment Bank
4.630%, SOFR + 0.240%, 12/03/25 (a)	1,000,000	999,697
Mizuho Bank Ltd.
4.600%, SOFR + 0.200%, 08/19/25 (a)	2,000,000	1,999,850
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 11/21/25 (a)	3,000,000	3,000,018
4.620%, SOFR + 0.220%, 12/15/25 (a)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (a)	3,000,000	3,001,308
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (a)	1,000,000	$1,000,316
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (a)	1,500,000	1,499,996
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (a)	1,000,000	999,769
		21,503,739
Commercial Paper—0.2%
Liberty Street Funding LLC
4.450%, 07/10/25	2,000,000	1,997,480
Salisbury Receivables Co. LLC
4.470%, 07/15/25	1,000,000	998,110
		2,995,590
Repurchase Agreements—2.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,565,370	5,000,000	5,000,000
Repurchase Agreement dated 06/30/25 at 4.530%, due on 07/01/25 with a maturity value of $4,000,503; collateralized by various Common Stock with an aggregate market value of $4,452,296	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $5,124,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $5,227,837	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $2,026,216; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $2,066,489	2,025,970	2,025,970
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/25 at 4.540%, due on 07/01/25 with a maturity value of $3,000,378; collateralized by various Common Stock with an aggregate market value of $3,345,315	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $5,004,433; collateralized by various Common Stock with an aggregate market value of $5,575,614	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $5,022,361; collateralized by various Common Stock with an aggregate market value of $5,556,266	5,000,000	5,000,000
See accompanying notes to financial statements.
BHFTI-500

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.520%, due on 07/01/25 with a maturity value of $2,000,251; collateralized by various Common Stock with an aggregate market value of $2,224,886	2,000,000	$2,000,000
		31,025,970
Total Securities Lending Reinvestments (Cost $55,522,007)		55,525,299
Total Investments—114.5% (Cost $1,464,470,709)		1,441,822,971
Other assets and liabilities (net)—(14.5)%		(182,824,174)
Net Assets—100.0%		$1,258,998,797

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $62,209,309 and the collateral received consisted of cash in the amount of $55,492,545 and non-cash collateral with a value of $12,433,662. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$217,103,966, which is 17.2% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$3,062,788,386	$118,590,137	$3 ,188,408,188	$68,875,571
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$852,008,818	$868,272,635
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(55,492,545)	$—	$—	$—	$(55,492,545)
Gross amount of recognized liabilities for securities lending transactions					$(55,492,545)
See accompanying notes to financial statements.
BHFTI-501

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/19/25	44	USD	5,080,625	$83,875
U.S. Treasury Note 2 Year Futures	09/30/25	1,385	USD	288,112,462	1,140,422
U.S. Treasury Note 5 Year Futures	09/30/25	180	USD	19,620,000	80,265
U.S. Treasury Ultra Long Bond Futures	09/19/25	83	USD	9,887,375	104,017

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	09/19/25	(55)	USD	(6,284,610)	(62,296)
Net Unrealized Appreciation					$1,346,283
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$1,408,579	Unrealized depreciation on futures contracts (a)	$62,296

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$2,081,819
Swap contracts	980,623
$3,062,442

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$1,140,541
Swap contracts	(797,545)
$342,996
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$394,719,766
Futures contracts short	(14,528,482)
Swap contracts	10,830,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-502

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$448,609,439	$—	$448,609,439
Total U.S. Treasury & Government Agencies*	—	415,349,738	—	415,349,738
Total Corporate Bonds & Notes*	—	224,318,988	—	224,318,988
Total Asset-Backed Securities*	—	114,695,650	—	114,695,650
Total Non-Agency Mortgage-Backed Securities*	—	112,160,543	—	112,160,543
Total Municipals*	—	6,714,226	—	6,714,226
Total Foreign Government*	—	866,217	—	866,217
Total Short-Term Investments*	63,582,871	—	—	63,582,871
Total Securities Lending Reinvestments*	—	55,525,299	—	55,525,299
Total Investments	$63,582,871	$1,378,240,100	$—	$1,441,822,971
Collateral for Securities Loaned (Liability)	$—	$(55,492,545)	$—	$(55,492,545)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,408,579	$—	$—	$1,408,579
Futures Contracts (Unrealized Depreciation)	(62,296)	—	—	(62,296)
Total Futures Contracts	$1,346,283	$—	$—	$1,346,283

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-503

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,441,822,971
Cash	2,606,268
Cash collateral (c)	2,285,684
Receivable for:
Investments sold	7,051,851
Dividends and interest	6,116,752
Variation margin on futures contracts	225,054
Prepaid expenses	9,889
Total Assets	1,460,118,469
Liabilities
Cash collateral for TBA securities	1,280,000
Collateral for securities loaned	55,492,545
Payable for:
Investments purchased	7,304,794
TBA securities purchased	136,162,486
Fund shares redeemed	36
Accrued Expenses:
Management fees	440,783
Distribution and service fees	51
Deferred trustees’ fees	167,002
Other expenses	271,975
Total Liabilities	201,119,672
Net Assets	$1,258,998,797
Net Assets Consist of:
Paid in surplus	$1,527,898,823
Distributable earnings (Accumulated losses)	(268,900,026)
Net Assets	$1,258,998,797
Net Assets
Class A	$1,258,745,623
Class B	253,174
Capital Shares Outstanding*
Class A	147,073,873
Class B	29,473
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.56
Class B	8.59

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,464,470,709.
(b)	Includes securities loaned at value of $62,209,309.
(c)	Includes collateral of $2,280,000 for future contracts and $5,684 for TBA securities.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends	$1,770,453
Interest	25,698,160
Securities lending income	241,162
Total investment income	27,709,775
Expenses
Management fees	3,394,421
Administration fees	37,264
Custodian and accounting fees	52,382
Distribution and service fees—Class B	474
Audit and tax services	36,673
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	16,151
Insurance	5,930
Miscellaneous	12,004
Total expenses	3,598,056
Less management fee waiver	(727,395)
Net expenses	2,870,661
Net Investment Income	24,839,114
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(9,836,807)
Futures contracts	2,081,819
Swap contracts	980,623
Net realized gain (loss)	(6,774,365)
Net change in unrealized appreciation (depreciation) on:
Investments	35,414,811
Futures contracts	1,140,541
Swap contracts	(797,545)
Net change in unrealized appreciation (depreciation)	35,757,807
Net realized and unrealized gain (loss)	28,983,442
Net Increase (Decrease) in Net Assets From Operations	$53,822,556
See accompanying notes to financial statements.
BHFTI-504

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,839,114	$57,739,195
Net realized gain (loss)	(6,774,365)	(11,399,296)
Net change in unrealized appreciation (depreciation)	35,757,807	(31,653,342)
Increase (decrease) in net assets from operations	53,822,556	14,686,557
From Distributions to Shareholders
Class A	(58,967,379)	(60,013,095)
Class B	(10,451)	(25,360)
Total distributions	(58,977,830)	(60,038,455)
Increase (decrease) in net assets from capital share transactions	(1,372,843)	(161,400,169)
Total increase (decrease) in net assets	(6,528,117)	(206,752,067)
Net Assets
Beginning of period	1,265,526,914	1,472,278,981
End of period	$1,258,998,797	$1,265,526,914

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	3,182,354	$28,067,508	733,675	$6,395,566
Reinvestments	6,986,656	58,967,379	7,093,746	60,013,095
Redemptions	(10,005,978)	(88,052,107)	(26,214,492)	(228,144,113)
Net increase (decrease)	163,032	$(1,017,220)	(18,387,071)	$(161,735,452)
Class B
Sales	372	$3,212	45,005	$392,112
Reinvestments	1,234	10,451	2,994	25,360
Redemptions	(41,791)	(369,286)	(9,431)	(82,189)
Net increase (decrease)	(40,185)	$(355,623)	38,568	$335,283
Increase (decrease) derived from capital shares transactions		$(1,372,843)		$(161,400,169)
See accompanying notes to financial statements.
BHFTI-505

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.61	$8.91	$8.68	$10.27	$11.10	$10.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.35	0.34	0.23	0.12	0.19
Net realized and unrealized gain (loss)	0.20	(0.28)	0.16	(1.68)	(0.26)	0.80
Total income (loss) from investment operations	0.37	0.07	0.50	(1.45)	(0.14)	0.99
Less Distributions
Distributions from net investment income	(0.42)	(0.37)	(0.27)	(0.14)	(0.19)	(0.36)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.50)	0.00
Total distributions	(0.42)	(0.37)	(0.27)	(0.14)	(0.69)	(0.36)
Net Asset Value, End of Period	$8.56	$8.61	$8.91	$8.68	$10.27	$11.10
Total Return (%) (b)	4.38 (c)	0.81	5.92	(14.12)	(1.19)	9.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.58	0.57	0.58
Net ratio of expenses to average net assets (%) (e)	0.47 (d)	0.46	0.46	0.45	0.44	0.45
Ratio of net investment income (loss) to average net assets (%)	4.02 (d)	4.06	3.96	2.52	1.12	1.75
Portfolio turnover rate (%)	237 (c)(f)	525 (f)	453 (f)	449 (f)	454 (f)	352 (f)
Net assets, end of period (in millions)	$1,258.7	$1,264.9	$1,472.0	$1,504.7	$2,034.1	$1,775.8

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.61	$8.91	$8.68	$10.27	$11.07	$10.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.33	0.32	0.21	0.09	0.16
Net realized and unrealized gain (loss)	0.19	(0.27)	0.16	(1.68)	(0.24)	0.79
Total income (loss) from investment operations	0.35	0.06	0.48	(1.47)	(0.15)	0.95
Less Distributions
Distributions from net investment income	(0.37)	(0.36)	(0.25)	(0.12)	(0.15)	(0.33)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.50)	0.00
Total distributions	(0.37)	(0.36)	(0.25)	(0.12)	(0.65)	(0.33)
Net Asset Value, End of Period	$8.59	$8.61	$8.91	$8.68	$10.27	$11.07
Total Return (%) (b)	4.15 (c)	0.71	5.61	(14.37)	(1.34)	9.14
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.83	0.82	0.83
Net ratio of expenses to average net assets (%) (e)	0.72 (d)	0.71	0.71	0.70	0.69	0.70
Ratio of net investment income (loss) to average net assets (%)	3.77 (d)	3.81	3.72	2.28	0.87	1.48
Portfolio turnover rate (%)	237 (c)(f)	525 (f)	453 (f)	449 (f)	454 (f)	352 (f)
Net assets, end of period (in millions)	$0.3	$0.6	$0.3	$0.2	$0.3	$0.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 194%, 391%, 254%, 292%, 264%, and 207% for the six months ended
June 30, 2025 and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
BHFTI-506

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.4%
Textron, Inc.	145,900	$11,714,311
Automobile Components — 1.8%
Aptiv PLC (a)	82,400	5,621,328
BorgWarner, Inc.	280,900	9,404,532
		15,025,860
Banks — 3.6%
Huntington Bancshares, Inc.	816,600	13,686,216
Prosperity Bancshares, Inc.	61,000	4,284,640
Truist Financial Corp. (b)	305,400	13,129,146
		31,100,002
Beverages — 1.1%
Primo Brands Corp.	311,300	9,220,706
Building Products — 1.0%
Carrier Global Corp.	118,700	8,687,653
Capital Markets — 1.5%
Raymond James Financial, Inc.	83,100	12,745,047
Chemicals — 5.1%
Axalta Coating Systems Ltd. (a)	363,200	10,783,408
CF Industries Holdings, Inc.	137,900	12,686,800
RPM International, Inc. (b)	97,500	10,709,400
Westlake Corp. (b)	132,700	10,075,911
		44,255,519
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	29,000	7,151,690
Consumer Staples Distribution & Retail — 7.0%
Casey's General Stores, Inc.	17,400	8,878,698
Maplebear, Inc. (a) (b)	315,400	14,268,696
Performance Food Group Co. (a) (b)	184,000	16,094,480
U.S. Foods Holding Corp. (a)	274,700	21,154,647
		60,396,521
Containers & Packaging — 6.3%
AptarGroup, Inc.	80,200	12,545,686
Avery Dennison Corp.	43,600	7,650,492
Crown Holdings, Inc. (b)	163,400	16,826,932
Graphic Packaging Holding Co. (b)	400,000	8,428,000
Packaging Corp. of America	46,900	8,838,305
		54,289,415
Electric Utilities — 2.4%
Alliant Energy Corp. (b)	342,100	20,686,787
Electrical Equipment — 2.2%
Hubbell, Inc. (b)	26,100	10,659,501
Regal Rexnord Corp. (b)	59,100	8,567,136
		19,226,637
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 4.1%
Keysight Technologies, Inc. (a)	71,400	$11,699,604
Trimble, Inc. (a)	190,100	14,443,798
Zebra Technologies Corp. - Class A (a)	30,700	9,466,652
		35,610,054
Energy Equipment & Services — 1.4%
Baker Hughes Co. (b)	305,700	11,720,538
Ground Transportation — 3.4%
JB Hunt Transport Services, Inc.	63,200	9,075,520
Knight-Swift Transportation Holdings, Inc.	281,200	12,437,476
Landstar System, Inc. (b)	58,100	8,077,062
		29,590,058
Health Care Equipment & Supplies — 2.5%
Cooper Cos., Inc. (a)	119,100	8,475,156
Hologic, Inc. (a)	195,800	12,758,328
		21,233,484
Health Care Providers & Services — 3.4%
Labcorp Holdings, Inc.	48,700	12,784,237
Quest Diagnostics, Inc. (b)	94,000	16,885,220
		29,669,457
Hotels, Restaurants & Leisure — 2.6%
Expedia Group, Inc.	90,700	15,299,276
Hilton Worldwide Holdings, Inc. (b)	26,500	7,058,010
		22,357,286
Insurance — 9.6%
American Financial Group, Inc. (b)	86,800	10,955,028
Fidelity National Financial, Inc.	289,500	16,229,370
Hartford Insurance Group, Inc.	118,500	15,034,095
Old Republic International Corp.	344,100	13,227,204
Principal Financial Group, Inc.	148,000	11,755,640
Willis Towers Watson PLC	51,300	15,723,450
		82,924,787
IT Services — 1.7%
Akamai Technologies, Inc. (a) (b)	124,800	9,954,048
Globant SA (a) (b)	54,300	4,932,612
		14,886,660
Machinery — 5.4%
AGCO Corp. (b)	105,000	10,831,800
Lincoln Electric Holdings, Inc. (b)	62,900	13,040,428
Middleby Corp. (a)	65,400	9,417,600
Xylem, Inc.	101,900	13,181,784
		46,471,612
Metals & Mining — 2.3%
Franco-Nevada Corp.	67,300	11,031,816
Steel Dynamics, Inc. (b)	68,600	8,781,486
		19,813,302
See accompanying notes to financial statements.
BHFTI-507

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—3.5%
Security Description	Shares	Value
Multi-Utilities — 1.0%
CMS Energy Corp. (b)	122,700	$8,500,656
Oil, Gas & Consumable Fuels — 3.7%
Chord Energy Corp.	103,400	10,014,290
Coterra Energy, Inc. (b)	526,700	13,367,646
Devon Energy Corp.	253,800	8,073,378
		31,455,314
Professional Services — 3.9%
FTI Consulting, Inc. (a)	53,300	8,607,950
Genpact Ltd. (b)	353,600	15,561,936
TransUnion	111,200	9,785,600
		33,955,486
Residential REITs — 2.9%
Camden Property Trust (b)	129,300	14,570,817
Equity LifeStyle Properties, Inc.	168,500	10,391,395
		24,962,212
Retail REITs — 1.7%
NNN REIT, Inc.	335,600	14,491,208
Semiconductors & Semiconductor Equipment — 2.6%
Microchip Technology, Inc. (b)	141,200	9,936,244
MKS, Inc. (b)	128,500	12,767,760
		22,704,004
Software — 1.5%
Check Point Software Technologies Ltd. (a)	56,500	12,500,625
Specialized REITs — 3.2%
Lamar Advertising Co. - Class A (b)	116,800	14,174,848
SBA Communications Corp.	57,600	13,526,784
		27,701,632
Specialty Retail — 2.8%
Bath & Body Works, Inc.	428,600	12,840,856
Penske Automotive Group, Inc. (b)	33,800	5,807,178
Ross Stores, Inc.	40,500	5,166,990
		23,815,024
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	22,700	6,226,156
Water Utilities — 1.8%
American Water Works Co., Inc.	109,000	15,162,990
Total Common Stocks (Cost $762,152,917)		830,252,693

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—3.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $30,160,221; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $30,760,758	30,157,498	$30,157,498
Total Short-Term Investments (Cost $30,157,498)		30,157,498

Securities Lending Reinvestments (c)—16.6%
Short-Term Investment Funds—4.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.220% (d)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.190% (d)	20,000,000	20,000,000
		40,000,000

Certificates of Deposit—2.5%
Bank of America NA
4.600%, SOFR + 0.200%, 07/09/25 (e)	3,000,000	2,999,997
Bank of Montreal
4.750%, SOFR + 0.350%, 07/14/25 (e)	1,000,000	999,998
BNP Paribas SA
4.600%, SOFR + 0.210%, 07/22/25 (e)	2,000,000	1,999,976
Commonwealth Bank of Australia
4.770%, SOFR + 0.380%, 04/13/26 (e)	1,000,000	1,000,936
Cooperatieve Rabobank UA
4.740%, SOFR + 0.340%, 07/30/25 (e)	1,000,000	1,000,170
Credit Agricole SA
Zero Coupon, 08/08/25	3,000,000	2,985,840
Mizuho Bank Ltd.
4.690%, SOFR+ 0.290%, 11/13/25 (e)	2,000,000	1,999,992
Oversea-Chinese Banking Corp. Ltd.
4.620%, SOFR + 0.220%, 07/11/25 (e)	1,000,000	1,000,013
4.620%, SOFR + 0.220%, 12/15/25 (e)	1,000,000	999,983
Societe Generale
4.740%, SOFR + 0.350%, 10/15/25 (e)	2,000,000	2,000,872
Sumitomo Mitsui Banking Corp.
4.740%, SOFR + 0.350%, 10/14/25 (e)	1,000,000	1,000,316
Svenska Handelsbanken AB
4.580%, SOFR + 0.180%, 08/11/25 (e)	1,500,000	1,499,996
Toronto-Dominion Bank
4.690%, SOFR + 0.290%, 03/20/26 (e)	1,000,000	999,769
4.850%, SOFR + 0.450%, 04/23/26 (e)	1,000,000	1,000,777
		21,488,635
Commercial Paper—1.1%
Ionic Funding LLC
4.380%, 07/03/25	2,000,000	1,999,254
4.460%, 07/16/25	1,000,000	998,008
Liberty Street Funding LLC
4.450%, 07/10/25	1,000,000	998,740
Salisbury Receivables Co. LLC
4.450%, 07/09/25	1,000,000	998,865
4.470%, 07/15/25	2,000,000	1,996,220
See accompanying notes to financial statements.
BHFTI-508

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Westpac Banking Corp.
4.790%, SOFR+0.400%, 04/10/26 (e)	2,000,000	$2,002,158
		8,993,245
Repurchase Agreements—7.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/25 at 4.460%, due on 07/01/25 with a maturity value of $4,000,496; collateralized by various Common Stock with an aggregate market value of $4,452,296	4,000,000	4,000,000
CF Secured LLC
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $10,001,217; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 7.000%, maturity dates ranging from 01/25/30 - 04/20/74, and an aggregate market value of $10,201,241	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/25 at 4.820%, due on 01/02/26 with a maturity value of $4,099,613; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 07/15/25 - 07/15/26, and various Common Stock with an aggregate market value of $4,182,270	4,000,000	4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/25 at 4.380%, due on 07/01/25 with a maturity value of $4,781,996; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 4.750%, maturity dates ranging from 02/15/45 - 11/15/53, and an aggregate market value of $4,877,044	4,781,414	4,781,414
National Bank of Canada
Repurchase Agreement dated 06/30/25 at 4.560%, due on 07/07/25 with a maturity value of $18,015,960; collateralized by various Common Stock with an aggregate market value of $20,072,211	18,000,000	18,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/25 at 4.590%, due on 07/07/25 with a maturity value of $10,008,925; collateralized by various Common Stock with an aggregate market value of $11,151,497	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/25 at 4.600%, due on 08/04/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 06/30/25 at 4.440%, due on 07/01/25 with a maturity value of $6,000,740; collateralized by various Common Stock with an aggregate market value of $6,675,713	6,000,000	6,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/30/25 at 4.430%, due on 07/01/25 with a maturity value of $4,000,492; collateralized by various Common Stock with an aggregate market value of $4,400,542	4,000,000	$4,000,000
		64,781,414
Time Deposits—0.9%
Banco Santander SA
4.320%, 07/01/25	4,000,000	4,000,000
Credit Agricole Corp. and Investment Bank
4.320%, 07/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.320%, 07/01/25	2,000,000	2,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $143,259,504)		143,263,294
Total Investments—116.5% (Cost $935,569,919)		1,003,673,485
Other assets and liabilities (net)—(16.5)%		(142,238,287)
Net Assets—100.0%		$861,435,198

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2025, the market value of securities loaned was $171,481,491 and the collateral received consisted of cash in the amount of $143,193,477 and non-cash collateral with a value of $32,373,443. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$230,638,094	$0	$274,920,577
See accompanying notes to financial statements.
BHFTI-509

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(143,193,477)	$—	$—	$—	$(143,193,477)
Gross amount of recognized liabilities for securities lending transactions					$(143,193,477)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$830,252,693	$—	$—	$830,252,693
Total Short-Term Investments*	—	30,157,498	—	30,157,498
Securities Lending Reinvestments
Short-Term Investment Funds	40,000,000	—	—	40,000,000
Certificates of Deposit	—	21,488,635	—	21,488,635
Commercial Paper	—	8,993,245	—	8,993,245
Repurchase Agreements	—	64,781,414	—	64,781,414
Time Deposits	—	8,000,000	—	8,000,000
Total Securities Lending Reinvestments	40,000,000	103,263,294	—	143,263,294
Total Investments	$870,252,693	$133,420,792	$—	$1,003,673,485
Collateral for Securities Loaned (Liability)	$—	$(143,193,477)	$—	$(143,193,477)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-510

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a) (b)	$1,003,673,485
Cash	28,538
Receivable for:
Investments sold	1,485,563
Fund shares sold	1,409,298
Dividends and interest	681,039
Prepaid expenses	6,787
Total Assets	1,007,284,710
Liabilities
Collateral for securities loaned	143,193,477
Payable for:
Investments purchased	1,532,324
Fund shares redeemed	150,519
Accrued Expenses:
Management fees	389,349
Distribution and service fees	106,925
Deferred trustees’ fees	247,445
Other expenses	229,473
Total Liabilities	145,849,512
Net Assets	$861,435,198
Net Assets Consist of:
Paid in surplus	$766,917,524
Distributable earnings (Accumulated losses)	94,517,674
Net Assets	$861,435,198
Net Assets
Class A	$326,106,799
Class B	515,431,492
Class E	19,896,907
Capital Shares Outstanding*
Class A	19,265,572
Class B	31,706,407
Class E	1,197,024
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.93
Class B	16.26
Class E	16.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $935,569,919.
(b)	Includes securities loaned at value of $171,481,491.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Dividends (a)	$8,214,356
Interest	391,920
Securities lending income	89,627
Total investment income	8,695,903
Expenses
Management fees	2,808,549
Administration fees	26,664
Custodian and accounting fees	31,085
Distribution and service fees—Class B	647,481
Distribution and service fees—Class E	15,088
Audit and tax services	25,047
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	49,886
Insurance	3,987
Miscellaneous	7,779
Total expenses	3,658,323
Less management fee waiver	(399,021)
Less broker commission recapture	(22,125)
Net expenses	3,237,177
Net Investment Income	5,458,726
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	22,151,544
Net change in unrealized appreciation (depreciation) on investments	(34,522,193)
Net realized and unrealized gain (loss)	(12,370,649)
Net Increase (Decrease) in Net Assets From Operations	$(6,911,923)

(a)	Net of foreign withholding taxes of $10,323.
See accompanying notes to financial statements.
BHFTI-511

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,458,726	$11,279,757
Net realized gain (loss)	22,151,544	106,754,160
Net change in unrealized appreciation (depreciation)	(34,522,193)	(26,106,796)
Increase (decrease) in net assets from operations	(6,911,923)	91,927,121
From Distributions to Shareholders
Class A	(43,996,750)	(26,291,339)
Class B	(71,313,475)	(43,797,844)
Class E	(2,715,568)	(1,705,770)
Total distributions	(118,025,793)	(71,794,953)
Increase (decrease) in net assets from capital share transactions	75,554,257	(67,328,239)
Total increase (decrease) in net assets	(49,383,459)	(47,196,071)
Net Assets
Beginning of period	910,818,657	958,014,728
End of period	$861,435,198	$910,818,657

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class A
Sales	243,049	$4,385,841	399,297	$7,977,215
Reinvestments	2,621,976	43,996,750	1,394,026	26,291,339
Redemptions	(994,867)	(19,228,748)	(1,986,985)	(39,823,384)
Net increase (decrease)	1,870,158	$29,153,843	(193,662)	$(5,554,830)
Class B
Sales	625,821	$11,320,655	750,485	$14,393,806
Reinvestments	4,423,913	71,313,475	2,405,153	43,797,844
Redemptions	(2,030,670)	(37,578,648)	(6,083,915)	(118,070,411)
Net increase (decrease)	3,019,064	$45,055,482	(2,928,277)	$(59,878,761)
Class E
Sales	8,410	$156,260	19,100	$374,613
Reinvestments	164,780	2,715,568	91,906	1,705,770
Redemptions	(79,977)	(1,526,896)	(201,613)	(3,975,031)
Net increase (decrease)	93,213	$1,344,932	(90,607)	$(1,894,648)
Increase (decrease) derived from capital shares transactions		$75,554,257		$(67,328,239)
See accompanying notes to financial statements.
BHFTI-512

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.74	$19.42	$20.18	$24.14	$19.00	$19.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.27	0.29	0.35	0.40	0.28
Net realized and unrealized gain (loss)	(0.28)	1.62	1.55	(1.18)	5.65	0.90
Total income (loss) from investment operations	(0.15)	1.89	1.84	(0.83)	6.05	1.18
Less Distributions
Distributions from net investment income	(0.28)	(0.30)	(0.34)	(0.43)	(0.30)	(0.28)
Distributions from net realized capital gains	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(2.66)	(1.57)	(2.60)	(3.13)	(0.91)	(1.27)
Net Asset Value, End of Period	$16.93	$19.74	$19.42	$20.18	$24.14	$19.00
Total Return (%) (b)	(0.66) (c)	10.10	10.20	(2.45)	32.13	7.87
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69 (d)	0.69	0.69	0.68	0.68	0.70
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.60	0.59	0.59	0.60
Ratio of net investment income (loss) to average net assets (%)	1.42 (d)	1.34	1.54	1.66	1.79	1.69
Portfolio turnover rate (%)	27 (c)	36	30	30	27	39
Net assets, end of period (in millions)	$326.1	$343.4	$341.6	$315.4	$356.4	$292.6

	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.03	$18.78	$19.59	$23.52	$18.54	$18.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.21	0.24	0.29	0.34	0.23
Net realized and unrealized gain (loss)	(0.27)	1.56	1.50	(1.15)	5.50	0.88
Total income (loss) from investment operations	(0.16)	1.77	1.74	(0.86)	5.84	1.11
Less Distributions
Distributions from net investment income	(0.23)	(0.25)	(0.29)	(0.37)	(0.25)	(0.23)
Distributions from net realized capital gains	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(2.61)	(1.52)	(2.55)	(3.07)	(0.86)	(1.22)
Net Asset Value, End of Period	$16.26	$19.03	$18.78	$19.59	$23.52	$18.54
Total Return (%) (b)	(0.76) (c)	9.78	9.94	(2.70)	31.80	7.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (d)	0.94	0.94	0.93	0.93	0.95
Net ratio of expenses to average net assets (%) (e)	0.85 (d)	0.85	0.85	0.84	0.84	0.85
Ratio of net investment income (loss) to average net assets (%)	1.17 (d)	1.09	1.28	1.41	1.53	1.43
Portfolio turnover rate (%)	27 (c)	36	30	30	27	39
Net assets, end of period (in millions)	$515.4	$546.0	$593.6	$607.3	$722.3	$661.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTI-513

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.41	$19.12	$19.90	$23.85	$18.79	$18.89
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.23	0.26	0.32	0.36	0.25
Net realized and unrealized gain (loss)	(0.28)	1.60	1.53	(1.17)	5.58	0.89
Total income (loss) from investment operations	(0.16)	1.83	1.79	(0.85)	5.94	1.14
Less Distributions
Distributions from net investment income	(0.25)	(0.27)	(0.31)	(0.40)	(0.27)	(0.25)
Distributions from net realized capital gains	(2.38)	(1.27)	(2.26)	(2.70)	(0.61)	(0.99)
Total distributions	(2.63)	(1.54)	(2.57)	(3.10)	(0.88)	(1.24)
Net Asset Value, End of Period	$16.62	$19.41	$19.12	$19.90	$23.85	$18.79
Total Return (%) (b)	(0.75) (c)	9.92	10.05	(2.62)	31.91	7.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84 (d)	0.84	0.84	0.83	0.83	0.85
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.75	0.74	0.74	0.75
Ratio of net investment income (loss) to average net assets (%)	1.27 (d)	1.19	1.38	1.51	1.63	1.53
Portfolio turnover rate (%)	27 (c)	36	30	30	27	39
Net assets, end of period (in millions)	$19.9	$21.4	$22.8	$25.2	$28.9	$24.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTI-514

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—49.5% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 35.7%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	5,000,000	$4,455,791
1.980%, 07/13/38	19,515,000	14,147,201
3.700%, 03/24/42	10,000,000	8,160,510
4.375%, 03/03/33	8,400,000	8,410,106
5.480%, 06/27/42	2,000,000	1,963,912
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	3,933,281
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,881,177
Zero Coupon, 12/15/36	45,000,000	26,038,749
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	12,695,964
Federal National Mortgage Association
Zero Coupon, 11/15/30	5,000,000	4,024,935
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	5,000,000	4,124,062
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,390,862
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	29,726,136
Zero Coupon, 04/15/30	35,000,000	28,860,156
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	7,395,574
Zero Coupon, 01/15/34	12,669,000	8,594,892
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,991,311
U.S. International Development Finance Corp.
1.110%, 05/15/29	3,428,571	3,217,619
		183,012,238
U.S. Treasury — 13.8%
U.S. Treasury Bonds
3.375%, 11/15/48	65,400,000	51,734,977
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	6,238,200	3,620,841
U.S. Treasury Inflation-Indexed Notes
2.125%, 01/15/35 (a)	1,727,880	1,756,069
U.S. Treasury Notes
4.250%, 01/31/26	14,000,000	13,999,453
		71,111,340
Total U.S. Treasury & Government Agencies (Cost $285,630,235)		254,123,578

Agency Sponsored Mortgage-Backed Securities—46.1%
Agency Collateralized Mortgage Obligations — 8.0%
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	52,732	49,346
2.000%, 02/25/51 (b)	3,838,299	508,218
2.000%, 03/25/51 (b)	2,614,336	344,571
2.500%, 04/25/51 (b)	1,456,518	234,358
2.500%, 10/25/51 (b)	1,363,253	206,021
2.500%, 12/25/51 (b)	2,544,958	331,587
3.000%, 11/25/50 (b)	528,005	85,595
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/25/51 (b)	1,235,924	$253,083
3.000%, 11/25/51 (b)	644,504	92,712
3.500%, 11/15/31	385,348	377,349
3.500%, 04/25/52 (b)	1,308,330	224,881
4.000%, 01/15/41	3,629,121	3,544,938
4.000%, 02/25/50 (b)	468,373	99,727
4.000%, 11/25/51 (b)	521,245	107,066
4.500%, 02/15/41	7,228	7,191
4.500%, 10/25/49 (b)	431,190	98,600
4.500%, 06/25/50 (b)	1,542,060	366,233
4.500%, 12/25/50 (b)	1,267,040	300,202
4.500%, 11/25/51 (b)	436,209	95,182
4.818%, SOFR30A + 0.514%, 03/15/34 (c)	85,879	85,392
5.000%, 10/15/34	89,060	90,772
5.000%, 12/15/37	37,055	37,604
5.000%, 03/15/41	192,153	198,085
5.000%, 04/15/41	623,579	634,887
5.000%, 05/15/41	987,562	1,004,579
5.318%, SOFR30A + 1.014%, 02/15/33 (c)	49,272	49,715
5.500%, 05/15/34	499,998	518,357
5.500%, 11/15/36	200,790	206,260
5.500%, 06/15/41	1,322,416	1,381,835
5.605%, SOFR30A + 1.300%, 12/25/54 (c)	598,629	597,971
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.655%, SOFR30A + 1.350%, 01/25/45 (144A) (c)	500,000	499,379
7.655%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	1,050,000	1,091,081
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	710,157	96,442
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.905%, SOFR30A + 1.600%, 09/25/44 (144A) (c)	260,000	260,811
6.105%, SOFR30A + 1.800%, 01/25/44 (144A) (c)	510,000	515,361
7.005%, SOFR30A + 2.700%, 07/25/43 (144A) (c)	780,000	805,108
7.905%, SOFR30A + 3.600%, 07/25/42 (144A) (c)	930,000	970,111
8.056%, SOFR30A + 3.750%, 12/25/42 (144A) (c)	1,030,000	1,086,251
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,053,196	5,888,921
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	746,133	96,218
2.000%, 10/25/52 (b)	3,254,469	419,648
4.500%, 10/25/53 (b)	1,347,094	311,907
Federal National Mortgage Association REMICS
1.750%, 06/25/42	70,031	65,629
1.750%, 01/25/43	53,865	50,383
2.000%, 10/25/50 (b)	1,706,261	220,699
2.500%, 07/25/50 (b)	700,056	94,292
2.500%, 12/25/50 (b)	709,389	100,110
2.500%, 02/25/51 (b)	645,789	95,430
2.500%, 10/25/51 (b)	1,175,155	194,203
3.000%, 05/25/46	1,187,908	1,144,226
3.000%, 08/25/50 (b)	612,419	99,356
3.000%, 10/25/51 (b)	988,600	176,171
3.500%, 09/25/50 (b)	551,597	88,984
3.500%, 03/25/51 (b)	486,734	106,928
4.000%, 11/25/49 (b)	1,315,102	238,150
See accompanying notes to financial statements.
BHFTI-515

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
4.000%, 07/25/50 (b)	448,029	$89,562
4.250%, 03/25/42	806,634	779,184
4.500%, 12/25/40	57,365	55,957
4.750%, 01/25/41	178,968	179,009
5.000%, 12/25/34	75,042	76,449
5.000%, 03/25/35	60,319	61,463
5.000%, 08/25/39	103,336	105,282
5.000%, 02/25/41	90,829	92,278
5.340%, SOFR30A + 1.034%, 03/25/36 (c)	112,169	113,178
5.350%, SOFR30A + 1.044%, 06/25/36 (c)	151,198	152,483
5.500%, 08/25/35	313,278	324,288
6.000%, 06/25/45 (b)	156,775	19,871
Government National Mortgage Association REMICS
0.971%, 06/16/61 (b) (c)	3,161,120	220,967
1.668%, -1x 1M TSFR + 5.986%, 07/20/41 (b) (c)	52,100	5,964
2.500%, 11/20/46	77,135	70,386
3.000%, 09/20/50 (b)	690,635	101,892
3.000%, 07/20/51 (b)	727,574	102,394
3.250%, 08/20/68	1,347,802	1,314,026
4.000%, 12/20/40	1,014,103	988,138
4.000%, 08/20/47 (b)	1,400,888	245,446
4.270%, 1Y H15 + 0.350%, 08/20/66 (c)	203,626	202,529
4.420%, 1Y H15 + 0.500%, 05/20/66 (c)	175,732	175,082
4.500%, 05/16/40	6,099	6,075
4.500%, 05/20/40 (b)	1,015	7
4.500%, 12/20/40	1,201,990	1,194,811
4.500%, 09/20/47 (b)	998,475	180,004
4.500%, 10/20/47 (b)	1,196,553	214,939
4.682%, 1M TSFR + 0.364%, 10/20/47 (c)	410,539	396,772
4.732%, 1M TSFR + 0.414%, 05/20/48 (c)	362,234	350,122
4.732%, 1M TSFR + 0.414%, 06/20/48 (c)	482,057	468,081
4.746%, 1M TSFR + 0.414%, 08/20/60 (c)	17,799	17,784
4.746%, 1M TSFR + 0.414%, 09/20/60 (c)	31,557	31,520
4.773%, 1M TSFR + 0.444%, 07/20/60 (c)	38,829	38,822
4.912%, 1M TSFR + 0.594%, 01/20/38 (c)	12,867	12,831
4.932%, 1M TSFR + 0.614%, 07/20/37 (c)	49,229	49,212
4.936%, 1M TSFR + 0.604%, 02/20/61 (c)	11,001	11,023
4.946%, 1M TSFR + 0.614%, 12/20/60 (c)	42,849	42,931
4.946%, 1M TSFR + 0.614%, 02/20/61 (c)	3,357	3,364
4.946%, 1M TSFR + 0.614%, 04/20/61 (c)	17,590	17,622
4.946%, 1M TSFR + 0.614%, 05/20/61 (c)	29,168	29,230
4.956%, 1M TSFR + 0.644%, 12/16/39 (c)	45,991	45,822
4.976%, 1M TSFR + 0.644%, 06/20/61 (c)	16,350	16,390
5.000%, 12/20/39	2,221,172	2,272,342
5.000%, 03/20/40	1,047,901	1,062,659
5.000%, 05/20/45 (b)	1,029,120	210,852
5.026%, 1M TSFR + 0.714%, 11/16/39 (c)	81,619	81,541
5.046%, 1M TSFR + 0.714%, 10/20/61 (c)	85,975	86,275
5.076%, 1M TSFR + 0.744%, 01/20/62 (c)	89,768	90,124
5.076%, 1M TSFR + 0.744%, 03/20/62 (c)	94,155	94,451
5.096%, 1M TSFR + 0.764%, 05/20/61 (c)	6,817	6,817
5.146%, 1M TSFR + 0.814%, 11/20/61 (c)	70,341	70,633
5.146%, 1M TSFR + 0.814%, 01/20/62 (c)	89,624	90,008
5.500%, 04/20/34	239,606	242,104
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,005,364	$977,035
		40,736,147
Agency Mortgage-Backed Securities — 38.1%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,511,199	1,251,641
1.500%, 07/01/41	1,096,093	909,006
2.000%, 09/01/40	955,982	827,835
2.000%, 03/01/41	1,783,876	1,536,540
2.000%, 06/01/41	69,717	60,129
2.000%, 08/01/41	575,684	496,393
2.000%, 12/01/41	256,488	221,052
2.000%, 01/01/42	1,845,438	1,588,554
2.000%, 05/01/42	180,998	155,803
2.000%, 06/01/50	3,226,484	2,579,445
2.000%, 07/01/50	474,576	378,128
2.000%, 11/01/50	126,355	101,415
2.000%, 03/01/51	71,509	57,523
2.000%, 09/01/51	154,976	124,585
2.000%, 11/01/51	226,792	182,488
2.000%, 03/01/52	97,612	78,146
2.500%, 06/01/50	158,831	133,770
2.500%, 07/01/50	508,045	428,088
2.500%, 11/01/50	1,725,884	1,458,812
2.500%, 12/01/50	248,145	209,516
2.500%, 07/01/51	260,626	211,043
2.500%, 09/01/51	621,682	522,716
2.500%, 11/01/51	519,393	438,758
2.500%, 01/01/52	2,071,696	1,743,571
2.500%, 03/01/52	467,480	393,538
2.500%, 04/01/52	2,638,602	2,222,268
2.834%, 1Y RFUCCT + 1.634%, 12/01/50 (c)	589,073	559,273
3.000%, 06/01/31	147,397	143,353
3.000%, 02/01/32	3,757	3,659
3.000%, 03/01/33	533,900	519,209
3.000%, 09/01/33	44,093	42,843
3.000%, 11/01/33	561,641	543,827
3.000%, 03/01/34	41,683	40,420
3.000%, 11/01/42	63,921	58,242
3.000%, 01/01/43	79,950	72,366
3.000%, 02/01/43	369,386	334,773
3.000%, 03/01/43	4,093,681	3,708,775
3.000%, 06/01/43	956,873	864,710
3.000%, 09/01/48	315,953	281,905
3.000%, 09/01/49	1,318,847	1,165,986
3.000%, 11/01/49	394,375	348,910
3.000%, 03/01/50	182,174	161,563
3.000%, 05/01/50	100,403	89,278
3.000%, 02/01/51	215,930	189,381
3.000%, 04/01/52	636,094	555,901
3.000%, 08/01/52	2,094,684	1,843,737
3.500%, 03/01/32	241,257	236,712
3.500%, 06/01/32	677,520	663,661
3.500%, 07/01/32	231,196	226,723
3.500%, 04/01/33	92,813	91,471
See accompanying notes to financial statements.
BHFTI-516

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 02/01/34	1,100,758	$1,073,658
3.500%, 04/01/40	54,002	50,845
3.500%, 05/01/40	106,440	100,241
3.500%, 06/01/40	96,598	91,013
3.500%, 07/01/40	13,900	13,083
3.500%, 08/01/40	63,075	59,388
3.500%, 09/01/40	47,537	44,778
3.500%, 10/01/40	21,786	20,487
3.500%, 11/01/40	45,557	42,832
3.500%, 12/01/40	44,300	41,645
3.500%, 04/01/42	227,272	213,708
3.500%, 07/01/42	34,999	32,906
3.500%, 08/01/42	20,592	19,136
3.500%, 09/01/42	98,064	91,827
3.500%, 10/01/42	537,657	505,102
3.500%, 01/01/43	178,783	168,006
3.500%, 02/01/43	89,839	84,514
3.500%, 04/01/43	285,110	267,737
3.500%, 05/01/43	137,932	129,411
3.500%, 11/01/44	164,502	153,078
3.500%, 02/01/45	3,216	3,018
3.500%, 06/01/45	7,019	6,541
3.500%, 11/01/45	1,383,883	1,287,202
3.500%, 01/01/46	124,343	115,166
3.500%, 02/01/46	435,004	402,460
3.500%, 05/01/46	440,759	409,425
3.500%, 06/01/46	79,673	73,481
3.500%, 07/01/46	640,747	591,419
3.500%, 08/01/46	56,483	53,058
3.500%, 09/01/46	291,319	270,911
3.500%, 01/01/47	923,123	856,348
3.500%, 02/01/47	956,881	877,805
3.500%, 07/01/47	192,165	176,965
3.500%, 11/01/47	11,994	11,159
3.500%, 12/01/47	183,238	168,317
3.500%, 02/01/48	55,360	50,596
3.500%, 04/01/48	195,100	178,452
3.500%, 04/01/52	362,307	326,351
3.500%, 05/01/52	167,815	152,331
4.000%, 06/01/33	260,241	258,516
4.000%, 11/01/41	2,150	2,078
4.000%, 09/01/42	23,261	22,513
4.000%, 10/01/42	12,533	12,117
4.000%, 11/01/42	141,462	136,589
4.000%, 12/01/42	42,687	41,216
4.000%, 01/01/43	9,698	9,189
4.000%, 02/01/43	80,950	78,058
4.000%, 03/01/43	27,063	25,958
4.000%, 04/01/43	9,895	9,618
4.000%, 05/01/43	89,132	84,440
4.000%, 06/01/43	17,685	16,789
4.000%, 07/01/43	132,387	127,265
4.000%, 08/01/43	84,719	81,358
4.000%, 09/01/43	161,962	155,943
4.000%, 10/01/43	165,513	159,307
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 01/01/44	87,590	$83,427
4.000%, 02/01/44	15,553	14,801
4.000%, 04/01/44	11,248	10,709
4.000%, 01/01/45	154,808	147,212
4.000%, 02/01/45	152,724	145,908
4.000%, 12/01/45	172,595	163,912
4.000%, 12/01/47	351,027	332,674
4.000%, 05/01/48	180,538	171,146
4.000%, 07/01/50	2,115,433	2,010,306
4.000%, 05/01/52	331,918	311,182
4.500%, 05/01/39	32,708	32,674
4.500%, 07/01/40	509,703	507,968
4.500%, 09/01/40	247,192	246,654
4.500%, 02/01/41	24,858	24,804
4.500%, 08/01/41	213,051	211,274
4.500%, 09/01/41	32,671	32,556
4.500%, 10/01/41	70,195	69,725
4.500%, 02/01/44	10,560	10,301
4.500%, 06/01/52	1,481,496	1,425,800
4.500%, 07/01/52	1,022,425	981,604
4.500%, 08/01/52	541,089	519,485
5.000%, 06/01/41	581,225	589,175
5.000%, 07/01/41	71,877	72,292
5.000%, 12/01/44	867,105	880,733
5.000%, 06/01/52	79,311	78,057
5.000%, 07/01/52	701,595	690,911
5.000%, 10/01/52	322,328	318,889
5.500%, 08/01/53	261,672	262,915
5.500%, 11/01/53	906,067	907,711
5.500%, 04/01/54	89,068	90,028
6.000%, 04/01/54	779,188	797,385
6.000%, 05/01/54	373,265	382,499
6.000%, 06/01/54	395,379	402,327
6.000%, 07/01/54	275,989	282,028
6.000%, 02/01/55	199,073	202,622
6.500%, 02/01/53	1,029,556	1,071,261
6.500%, 10/01/53	952,605	993,840
6.500%, 02/01/54	317,913	329,584
6.500%, 04/01/54	266,426	275,832
6.610%, 1Y RFUCCT + 1.750%, 12/01/40 (c)	194,090	201,336
6.777%, 1Y RFUCCT + 1.910%, 05/01/41 (c)	9,382	9,757
6.838%, 1Y RFUCCT + 1.910%, 05/01/41 (c)	14,361	14,923
6.880%, 1Y RFUCCT + 1.880%, 04/01/41 (c)	972	996
6.880%, 1Y RFUCCT + 1.880%, 10/01/41 (c)	84,761	87,261
6.919%, 1Y RFUCCT + 1.910%, 06/01/41 (c)	13,755	14,280
7.279%, 1Y RFUCCT + 1.927%, 10/01/42 (c)	26,150	27,169
7.316%, 1Y RFUCCT + 1.750%, 09/01/41 (c)	43,491	45,017
7.601%, 1Y RFUCCT + 1.880%, 09/01/41 (c)	7,744	8,001
7.785%, 1Y RFUCCT + 1.910%, 06/01/41 (c)	4,014	4,129
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.357%, 10/25/33 (b) (c)	15,000,000	244,711
0.446%, 09/25/32 (b) (c)	8,481,203	181,572
0.475%, 03/25/34 (b) (c)	8,597,353	210,192
0.626%, 10/25/31 (b) (c)	6,084,533	164,023
See accompanying notes to financial statements.
BHFTI-517

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.949%, 10/25/35 (b) (c)	16,339,915	$973,959
0.962%, 11/25/30 (b) (c)	4,904,628	185,769
1.125%, 10/25/30 (b) (c)	5,389,284	233,410
3.750%, 11/25/29	129,523	128,560
3.750%, 11/25/32	1,000,000	982,105
3.990%, 05/25/33 (c)	3,650,000	3,611,548
Federal National Mortgage Association
1.500%, 11/01/41	1,518,771	1,248,467
1.500%, 03/01/42	624,335	513,803
2.000%, 10/01/40	2,548,440	2,225,347
2.000%, 07/01/41	452,838	390,467
2.000%, 11/01/41	1,902,970	1,630,437
2.000%, 02/01/42	1,058,988	910,590
2.000%, 03/01/42	1,073,333	921,924
2.000%, 04/01/42	473,949	406,652
2.000%, 05/01/42	775,224	661,502
2.000%, 08/01/42	889,422	766,842
2.000%, 06/01/50	542,588	433,778
2.000%, 08/01/50	207,677	165,476
2.000%, 10/01/50	196,363	156,924
2.000%, 01/01/51	145,073	116,599
2.000%, 02/01/51	419,306	337,007
2.000%, 03/01/51	72,105	58,152
2.000%, 04/01/51	2,197,393	1,749,537
2.000%, 08/01/51	1,397,866	1,116,967
2.000%, 10/01/51	84,905	68,299
2.000%, 01/01/52	555,914	445,321
2.000%, 02/01/52	640,196	513,948
2.000%, 03/01/52	1,463,249	1,182,298
2.000%, 05/01/52	97,493	78,379
2.500%, 04/01/42	4,340,360	3,817,012
2.500%, 06/01/50	528,455	443,905
2.500%, 10/01/50	2,269,199	1,902,592
2.500%, 11/01/50	441,167	371,112
2.500%, 01/01/51	397,166	334,185
2.500%, 02/01/51	52,544	44,213
2.500%, 04/01/51	190,481	160,739
2.500%, 05/01/51	417,035	336,809
2.500%, 06/01/51	132,630	111,850
2.500%, 07/01/51	70,123	59,391
2.500%, 09/01/51	370,295	311,784
2.500%, 10/01/51	219,707	184,559
2.500%, 11/01/51	580,501	490,379
2.500%, 12/01/51	4,119,178	3,463,109
2.500%, 01/01/52	1,707,758	1,423,212
2.500%, 02/01/52	766,936	645,899
2.500%, 03/01/52	936,206	786,070
2.500%, 04/01/52	311,481	261,271
2.500%, 05/01/52	363,068	303,824
2.500%, 09/01/61	456,715	362,542
3.000%, 08/01/27	10,328	10,178
3.000%, 10/01/27	17,058	16,815
3.000%, 11/01/27	5,280	5,203
3.000%, 12/01/27	9,985	9,835
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 01/01/28	9,317	$9,173
3.000%, 02/01/28	8,031	7,905
3.000%, 03/01/28	9,850	9,692
3.000%, 04/01/28	9,062	8,904
3.000%, 05/01/28	11,758	11,566
3.000%, 06/01/28	10,828	10,645
3.000%, 07/01/28	10,906	10,724
3.000%, 08/01/28	12,363	12,153
3.000%, 09/01/28	13,894	13,651
3.000%, 01/01/29	10,142	9,905
3.000%, 03/01/29	18,394	18,020
3.000%, 06/01/32	30,503	29,666
3.000%, 10/01/32	3,247	3,153
3.000%, 02/01/33	1,203,631	1,169,288
3.000%, 03/01/33	157,034	152,553
3.000%, 04/01/33	124,166	120,598
3.000%, 05/01/33	62,298	60,081
3.000%, 06/01/33	29,055	27,990
3.000%, 07/01/33	122,568	118,338
3.000%, 08/01/33	501,347	486,503
3.000%, 10/01/33	135,050	130,869
3.000%, 11/01/33	81,276	78,812
3.000%, 12/01/33	42,202	40,912
3.000%, 01/01/34	43,449	41,879
3.000%, 02/01/34	64,551	62,588
3.000%, 03/01/34	161,502	156,440
3.000%, 05/01/34	81,927	79,318
3.000%, 05/01/42	3,297,587	3,001,066
3.000%, 09/01/42	747,356	677,634
3.000%, 10/01/42	480,726	435,577
3.000%, 11/01/42	1,147,650	1,038,193
3.000%, 06/01/43	108,140	97,293
3.000%, 07/01/43	237,282	213,481
3.000%, 10/01/43	229,985	206,869
3.000%, 01/01/45	211,820	190,869
3.000%, 08/01/46	110,184	97,909
3.000%, 09/01/46	326,880	290,433
3.000%, 10/01/46	140,293	124,474
3.000%, 11/01/48	567,960	507,311
3.000%, 09/01/49	464,937	409,827
3.000%, 11/01/49	107,015	93,756
3.000%, 02/01/50	506,409	443,690
3.000%, 03/01/50	463,675	402,248
3.000%, 04/01/50	691,686	610,589
3.000%, 08/01/50	231,120	203,131
3.000%, 11/01/50	325,723	287,975
3.000%, 05/01/51	137,304	120,536
3.000%, 06/01/51	377,012	332,428
3.000%, 09/01/51	468,786	409,759
3.000%, 10/01/51	1,169,570	1,023,357
3.000%, 11/01/51	1,312,609	1,154,197
3.000%, 12/01/51	67,287	58,744
3.000%, 01/01/52	503,769	442,716
3.000%, 03/01/52	74,199	65,502
3.000%, 04/01/52	392,426	343,225
See accompanying notes to financial statements.
BHFTI-518

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 06/01/52	2,174,533	$1,899,573
3.500%, 07/01/32	698,770	684,703
3.500%, 09/01/32	602,416	585,663
3.500%, 01/01/34	506,056	493,087
3.500%, 11/01/42	1,055,905	990,872
3.500%, 11/01/46	163,719	152,156
3.500%, 07/01/47	776,102	718,412
3.500%, 12/01/47	1,949,270	1,789,463
3.500%, 06/01/49	228,803	210,636
3.500%, 08/01/50	52,494	47,966
3.500%, 05/01/51	159,596	144,925
3.500%, 10/01/56	1,009,937	907,279
4.000%, 11/01/31	260,159	258,150
4.000%, 08/01/32	232,799	230,414
4.000%, 11/01/40	888,320	858,472
4.000%, 04/01/42	104,976	101,313
4.000%, 10/01/42	89,613	86,366
4.000%, 11/01/42	104,284	100,428
4.000%, 06/01/43	51,552	49,094
4.000%, 08/01/43	32,437	31,161
4.000%, 09/01/43	616,120	592,229
4.000%, 10/01/43	97,547	94,063
4.000%, 02/01/44	35,917	34,578
4.000%, 04/01/44	52,563	50,604
4.000%, 12/01/45	426,096	404,328
4.000%, 03/01/46	29,990	28,455
4.000%, 05/01/46	20,359	19,265
4.000%, 09/01/47	7,996	7,614
4.000%, 05/01/48	313,315	296,610
4.000%, 05/01/52	82,733	77,575
4.000%, 06/01/52	626,404	587,350
4.500%, 12/01/40	596,196	592,818
4.500%, 08/01/41	52,982	52,763
4.500%, 11/01/41	350,083	345,795
4.500%, 10/01/44	397,050	389,287
4.500%, 02/01/45	166,852	163,428
4.500%, 05/01/48	19,872	19,324
4.500%, 12/01/48	695,647	676,443
4.500%, 04/01/49	17,910	17,405
4.500%, 09/01/49	81,369	79,121
4.500%, 10/01/49	38,225	37,161
4.500%, 01/01/50	162,645	160,651
4.500%, 07/01/52	338,464	326,812
4.500%, 09/01/53	351,786	342,779
4.500%, 08/01/58	92,149	88,181
5.000%, 04/01/41	6,679	6,720
5.000%, 06/01/41	16,426	16,519
5.000%, 08/01/41	6,029	6,065
5.000%, 08/01/48	31,850	31,834
5.000%, 02/01/53	85,284	84,001
5.500%, 05/01/44	2,152,337	2,227,550
5.500%, 07/01/53	251,571	253,127
5.500%, 06/01/54	91,621	92,178
6.000%, 10/01/34	39,942	41,071
6.000%, 09/01/37	10,144	10,601
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 10/01/37	109,507	$114,798
6.000%, 01/01/38	107,552	112,751
6.000%, 03/01/38	38,822	41,001
6.000%, 07/01/38	17,406	18,248
6.000%, 01/01/40	105,774	110,889
6.000%, 05/01/40	150,675	157,960
6.000%, 07/01/41	560,550	587,604
6.000%, 01/01/42	9,956	10,298
6.000%, 03/01/54	698,550	712,130
6.000%, 05/01/54	547,564	557,423
6.500%, 07/01/32	23,048	24,162
6.500%, 12/01/32	6,782	7,102
6.500%, 07/01/35	7,996	8,352
6.500%, 12/01/35	66,897	69,782
6.500%, 08/01/36	116,442	121,064
6.500%, 08/01/39	430,024	449,475
6.500%, 12/01/53	231,711	240,306
6.500%, 03/01/54	400,188	415,373
6.500%, 04/01/54	509,284	529,184
6.564%, 1Y RFUCCT + 1.700%, 06/01/42 (c)	11,192	11,579
6.713%, 1Y RFUCCT + 1.818%, 02/01/42 (c)	18,040	18,675
6.768%, 02/01/39	20,052	20,783
7.318%, 1Y RFUCCT + 1.818%, 09/01/41 (c)	5,280	5,436
7.330%, 1Y RFUCCT + 1.830%, 10/01/41 (c)	1,668	1,717
7.569%, 1Y RFUCCT + 1.818%, 07/01/41 (c)	6,337	6,594
7.622%, 1Y RFUCCT + 1.800%, 07/01/41 (c)	2,777	2,853
Government National Mortgage Association
0.833%, 02/16/63 (b) (c)	3,209,295	192,964
0.884%, 06/16/62 (b) (c)	3,620,446	191,073
0.965%, 10/16/61 (b) (c)	2,745,991	202,452
0.965%, 05/16/62 (b) (c)	6,873,381	388,754
1.000%, 07/16/60	173,330	121,781
1.011%, 09/16/62 (b) (c)	3,638,520	259,446
1.113%, 06/16/61 (b) (c)	2,830,198	230,872
1.144%, 06/16/61 (b) (c)	2,545,907	208,727
1.271%, 09/16/60 (b) (c)	2,730,073	247,206
1.330%, 06/16/63 (b) (c)	2,578,662	236,915
1.432%, 06/16/61 (b) (c)	1,995,734	193,385
2.000%, 02/20/51	2,665,373	2,128,873
2.500%, 12/20/50	195,406	164,448
2.500%, 02/20/51	431,839	367,240
2.500%, 03/20/51	578,674	492,048
2.500%, 04/20/51	1,461,650	1,242,739
2.500%, 07/20/51	340,935	289,803
2.500%, 08/20/51	765,326	650,543
3.000%, 05/15/42	144,271	130,802
3.000%, 12/20/42	420,327	373,288
3.000%, 03/20/43	392,201	349,039
3.000%, 04/15/43	52,697	47,776
3.000%, 05/15/43	32,173	29,168
3.000%, 01/15/45	21,718	19,396
3.000%, 02/15/45	31,012	27,655
3.000%, 03/15/45	163,508	145,908
3.000%, 05/15/45	11,154	9,947
3.000%, 06/15/45	15,635	13,871
See accompanying notes to financial statements.
BHFTI-519

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 07/15/45	87,644	$78,155
3.000%, 01/20/48	515,188	461,086
3.000%, 06/20/51	67,164	59,062
3.000%, 09/20/51	2,298,492	2,035,562
3.000%, 04/20/52	64,445	56,306
3.500%, 11/15/41	101,031	94,501
3.500%, 02/15/42	77,266	72,172
3.500%, 03/15/42	101,898	95,304
3.500%, 05/15/42	217,474	203,262
3.500%, 06/15/42	150,697	140,481
3.500%, 12/20/42	125,697	117,588
3.500%, 05/20/46	623,216	572,389
3.500%, 06/20/46	1,569,113	1,445,438
3.500%, 11/20/47	99,977	92,348
3.500%, 02/20/48	321,050	292,840
3.500%, 10/20/48	343,319	316,434
3.500%, 05/15/50	135,885	124,105
3.500%, 02/20/52	150,461	137,411
3.500%, 06/20/52	65,429	58,703
4.000%, 09/20/39	39,174	37,461
4.000%, 09/15/40	500,122	474,882
4.000%, 10/15/40	32,032	30,564
4.000%, 10/20/40	5,325	5,092
4.000%, 11/20/40	372,987	356,673
4.000%, 03/15/41	321,315	306,220
4.000%, 06/15/41	12,216	11,642
4.000%, 09/15/41	55,089	52,500
4.000%, 10/15/41	238,057	226,821
4.000%, 10/20/41	484,281	463,092
4.000%, 11/15/41	81,893	78,045
4.000%, 11/20/41	187,323	179,127
4.000%, 12/15/41	210,174	200,036
4.000%, 01/15/42	6,145	5,857
4.000%, 02/15/42	11,414	10,878
4.000%, 03/15/42	71,730	68,289
4.000%, 04/20/42	247,433	236,605
4.000%, 06/20/42	18,500	17,691
4.000%, 11/15/42	7,751	7,387
4.000%, 01/15/43	24,621	23,318
4.000%, 10/20/44	429,106	407,668
4.000%, 11/20/44	429,214	407,771
4.000%, 12/20/44	25,026	23,775
4.000%, 08/20/46	74,562	70,631
4.000%, 08/20/48	70,947	66,854
4.000%, 03/15/50	25,514	23,953
4.000%, 03/20/50	28,587	26,841
4.000%, 04/20/50	201,497	188,230
4.500%, 08/15/39	459,332	451,533
4.500%, 02/20/40	41,459	41,137
4.500%, 06/15/40	139,964	137,454
4.500%, 07/15/40	30,268	29,658
4.500%, 09/20/40	4,462	4,424
4.500%, 03/15/41	179,142	175,559
4.500%, 04/15/41	14,750	14,430
4.500%, 08/20/48	365,199	355,754
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 09/20/48	250,340	$243,762
4.500%, 10/20/48	352,902	343,484
4.500%, 01/20/49	54,631	53,370
4.500%, 03/20/50	72,256	70,158
5.000%, 03/15/39	18,282	18,362
5.000%, 07/15/39	37,075	37,562
5.000%, 08/15/39	29,147	29,401
5.000%, 09/15/39	22,546	22,779
5.000%, 04/15/40	12,466	12,626
5.000%, 08/15/40	58,841	58,968
5.000%, 04/15/41	27,532	27,597
5.000%, 09/15/41	24,585	24,901
5.000%, 08/20/52	1,631,386	1,611,293
5.000%, 11/20/52	80,402	79,383
5.000%, 12/20/52	80,363	79,411
5.000%, 02/20/53	162,449	160,273
5.470%, 08/20/59 (c)	346	344
5.500%, 10/15/39	5,391	5,619
5.500%, 03/20/53	2,257,122	2,271,900
5.500%, 04/20/53	152,993	153,995
6.000%, 06/15/36	254,647	267,491
6.000%, 02/20/54	523,080	539,120
6.500%, 01/20/54	445,921	464,212
Government National Mortgage Association, TBA
3.000%, TBA (d)	3,100,000	2,741,514
4.500%, TBA (d)	900,000	861,352
5.000%, TBA (d)	3,200,000	3,142,871
5.500%, TBA (d)	3,000,000	3,003,937
6.000%, TBA (d)	1,600,000	1,623,372
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	100,000	79,139
2.500%, TBA (d)	600,000	497,382
3.000%, TBA (d)	1,000,000	865,141
4.500%, TBA (d)	3,200,000	3,060,549
5.000%, TBA (d)	4,000,000	3,919,601
5.500%, TBA (d)	7,300,000	7,298,330
6.000%, TBA (d)	5,200,000	5,283,839
		195,553,176
Total Agency Sponsored Mortgage-Backed Securities (Cost $248,008,618)		236,289,323

Foreign Government—6.7%
Sovereign — 6.7%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,804,107
Colombia Government International Bonds
3.125%, 04/15/31	5,090,000	4,174,397
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,487,162
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,627,230
Israel Government International Bonds
5.500%, 03/12/34	3,000,000	3,035,736
See accompanying notes to financial statements.
BHFTI-520

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—2.9%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
5.850%, 07/02/32	4,643,000	$4,698,716
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,717,548
Republic of Poland Government International Bonds
3.250%, 04/06/26	2,820,000	2,796,205
Total Foreign Government (Cost $36,073,543)		34,341,101

Non-Agency Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (e)	618,776	617,408
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (e)	529,837	532,048
GCAT Trust
6.500%, 09/25/54 (144A) (c)	169,614	172,846
JP Morgan Mortgage Trust
5.966%, 06/25/65 (144A) (e)	382,534	384,345
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (c)	826,958	844,781
OBX Trust
5.755%, 02/25/55 (144A) (e)	1,107,610	1,109,797
5.826%, 03/25/65 (144A) (e)	403,014	405,012
6.015%, 11/25/64 (144A) (e)	967,900	972,941
PRKCM Trust
4.100%, 04/25/57 (144A) (c)	256,329	253,158
PRPM Trust
5.674%, 12/26/69 (144A) (e)	254,551	254,916
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (c)	1,105,579	1,129,406
Verus Securitization Trust
5.976%, 01/25/70 (144A) (e)	997,918	1,003,183
Total Non-Agency Mortgage-Backed Securities (Cost $7,631,585)		7,679,841

Security Description	Principal Amount*	Value

Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/25 at 3.250%, due on 07/01/25, with a maturity value of $14,863,875; collateralized by U.S. Treasury Note at 3.750%, maturing 06/30/27, with a market value of $15,159,984	14,862,534	$14,862,534
Total Short-Term Investments (Cost $14,862,534)		14,862,534
Total Investments—106.7% (Cost $592,206,515)		547,296,377
Other assets and liabilities (net)—(6.7)%		(34,447,953)
Net Assets—100.0%		$512,848,424

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Interest only security.
(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the market value of 144A securities was
$18,429,598, which is 3.6% of net assets.

Securities in the amount of $326,206 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2025 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$409,635,948	$9,203,595	$454 ,762,101	$5,117,109
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2025 were as follows:
Purchases	Sales
$345,488,176	$335,251,341
See accompanying notes to financial statements.
BHFTI-521

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/19/25	218	USD	25,172,187	$765,354

Futures Contracts—Short
U.S. Treasury Note 5 Year Futures	09/30/25	(79)	USD	(8,611,000)	(87,577)
U.S. Treasury Note 10 Year Futures	09/19/25	(209)	USD	(23,434,125)	(381,362)
Net Unrealized Appreciation					$296,415
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2025 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$765,354	Unrealized depreciation on futures contracts (a)	$468,939

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2025:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(762,458)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$876,957
For the six months ended June 30, 2025, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$35,187,390
Futures contracts short	(28,353,120)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTI-522

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of June 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$254,123,578	$—	$254,123,578
Total Agency Sponsored Mortgage-Backed Securities*	—	236,289,323	—	236,289,323
Total Foreign Government*	—	34,341,101	—	34,341,101
Total Non-Agency Mortgage-Backed Securities*	—	7,679,841	—	7,679,841
Total Short-Term Investments*	—	14,862,534	—	14,862,534
Total Investments	$—	$547,296,377	$—	$547,296,377
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$765,354	$—	$—	$765,354
Futures Contracts (Unrealized Depreciation)	(468,939)	—	—	(468,939)
Total Futures Contracts	$296,415	$—	$—	$296,415

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTI-523

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
Assets
Investments at value (a)	$547,296,377
Cash	151,226
Cash collateral for futures contracts	546,967
Receivable for:
Investments sold	4,609
TBA securities sold	1,450,852
Fund shares sold	331,070
Interest	2,278,622
Variation margin on futures contracts	142,173
Prepaid expenses	4,096
Total Assets	552,205,992
Liabilities
Payable for:
Investments purchased	4,640,633
TBA securities purchased	33,492,982
Fund shares redeemed	486,984
Accrued Expenses:
Management fees	170,417
Distribution and service fees	104,384
Deferred trustees’ fees	210,951
Other expenses	251,217
Total Liabilities	39,357,568
Net Assets	$512,848,424
Net Assets Consist of:
Paid in surplus	$670,452,069
Distributable earnings (Accumulated losses)	(157,603,645)
Net Assets	$512,848,424
Net Assets
Class B	$512,848,424
Capital Shares Outstanding*
Class B	57,368,014
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $592,206,515.
Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
Investment Income
Interest	$9,821,447
Securities lending income	3,588
Total investment income	9,825,035
Expenses
Management fees	1,173,134
Administration fees	23,757
Custodian and accounting fees	53,603
Distribution and service fees—Class B	646,434
Audit and tax services	37,952
Legal	22,722
Trustees’ fees and expenses	20,035
Shareholder reporting	19,028
Insurance	2,278
Miscellaneous	9,887
Total expenses	2,008,830
Less management fee waiver	(118,691)
Net expenses	1,890,139
Net Investment Income	7,934,896
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,579,631)
Futures contracts	(762,458)
Net realized gain (loss)	(8,342,089)
Net change in unrealized appreciation (depreciation) on:
Investments	20,408,883
Futures contracts	876,957
Net change in unrealized appreciation (depreciation)	21,285,840
Net realized and unrealized gain (loss)	12,943,751
Net Increase (Decrease) in Net Assets From Operations	$20,878,647
See accompanying notes to financial statements.
BHFTI-524

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,934,896	$15,932,158
Net realized gain (loss)	(8,342,089)	(27,973,983)
Net change in unrealized appreciation (depreciation)	21,285,840	13,314,226
Increase (decrease) in net assets from operations	20,878,647	1,272,401
From Distributions to Shareholders
Class B	(17,655,426)	(17,286,324)
Total distributions	(17,655,426)	(17,286,324)
Increase (decrease) in net assets from capital share transactions	(23,374,196)	(50,478,196)
Total increase (decrease) in net assets	(20,150,975)	(66,492,119)
Net Assets
Beginning of period	532,999,399	599,491,518
End of period	$512,848,424	$532,999,399

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Class B
Sales	2,148,571	$19,461,730	5,221,669	$47,261,733
Reinvestments	2,004,021	17,655,426	1,959,901	17,286,324
Redemptions	(6,696,359)	(60,491,352)	(12,732,000)	(115,026,253)
Net increase (decrease)	(2,543,767)	$(23,374,196)	(5,550,430)	$(50,478,196)
Increase (decrease) derived from capital shares transactions		$(23,374,196)		$(50,478,196)
See accompanying notes to financial statements.
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Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Financial Highlights
Selected per share data
	Class B
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.90	$9.16	$9.01	$10.81	$11.27	$10.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.25	0.21	0.16	0.10	0.13
Net realized and unrealized gain (loss)	0.22	(0.23)	0.18	(1.74)	(0.32)	0.69
Total income (loss) from investment operations	0.36	0.02	0.39	(1.58)	(0.22)	0.82
Less Distributions
Distributions from net investment income	(0.32)	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)
Total distributions	(0.32)	(0.28)	(0.24)	(0.22)	(0.24)	(0.27)
Net Asset Value, End of Period	$8.94	$8.90	$9.16	$9.01	$10.81	$11.27
Total Return (%) (b)	4.06 (c)	0.22	4.39	(14.68)	(1.97)	7.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78 (d)	0.77	0.76	0.74	0.73	0.72
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.73	0.72	0.70	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	3.07 (d)	2.78	2.30	1.61	0.90	1.13
Portfolio turnover rate (%)	79 (c)(f)	128 (f)	23 (f)	64 (f)	35 (f)	75 (f)
Net assets, end of period (in millions)	$512.8	$533.0	$599.5	$648.9	$860.9	$1,013.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 15% for the six months ended June 30, 2025 and 34%, 20%, 36%, 30%, and
57% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying notes to financial statements.
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Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.
Organization
Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act  of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-three series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 6). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below summarizes each Portfolio’s share classes registered and offered, diversification status, and subadviser, if applicable, as of June 30, 2025.
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
AB Global Dynamic Allocation Portfolio	A, B, C, E	B	Yes	AllianceBernstein L.P.
AB International Bond Portfolio	A, B, C, E	A, B	Yes	AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	A, B, C, E	B, C	Yes	N/A
American Funds® Balanced Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
American Funds® Growth Portfolio	A, B, C, E	C	Yes	N/A
American Funds® Moderate Allocation Portfolio	A, B, C, E	B, C	Yes	N/A
BlackRock Global Tactical Strategies Portfolio	A, B, C, E	B	Yes	BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio *	A, B, C, E	A, B	Yes	BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	A, B, C, E	A, B	Yes	N/A
Brighthouse Balanced Plus Portfolio	A, B, C, E	B	Yes	Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (a)	A, B, C, E	A, B	Yes	Allspring Global Investments, LLC
Brighthouse/Artisan International Portfolio	A, B, C, E	A, B	Yes	Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio	A, B, C, E	A, B	Yes	Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio	A, B	A, B	Yes	Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio	A, B, C, E	A, B	No	Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	A, B, C, E	A, B, E	Yes	Wellington Management Company LLP
CBRE Global Real Estate Portfolio	A, B, C, E	A, B, E	Yes	CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio	A, B, C, E	A, B, E	Yes	Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio	B	B	Yes	Invesco Advisers, Inc.
Invesco Comstock Portfolio	A, B, C, E	A, B	Yes	Invesco Advisers, Inc.
Invesco Global Equity Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Global Active Allocation Portfolio	A, B, C, E	B	Yes	J.P. Morgan Investment Management, Inc.
JPMorgan Small Cap Value Portfolio	A, B, C, E	A, B	Yes	J.P. Morgan Investment Management, Inc.
Loomis Sayles Global Allocation Portfolio	A, B, C, E	A, B	Yes	Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	A, B, C, E	A, B, E	Yes	Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio	A, B, C, E	B	Yes	MetLife Investment Management, LLC
MFS® Research International Portfolio	A, B, C, E	A, B, E	Yes	Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	A, B, C, E	A, B, E	Yes	Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	B	B	No	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio *	A, B, C, E	A, B, E	Yes	Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	B	B	Yes	Schroder Investment Management North America Inc.
SSGA Emerging Markets Enhanced Index Portfolio *	A, B, C, E	A, B	Yes	SSGA Funds Management, Inc.
SSGA Growth and Income ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	A, B, C, E	A, B, E	Yes	SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio	A, B, C, E	A, B, E	Yes	T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio	A, B, C, E	A, B	Yes	TCW Investment Management Company LLC
Victory Sycamore Mid Cap Value Portfolio	A, B, C, E	A, B, E	Yes	Victory Capital Management Inc.
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Classes Registered	Classes Offered	Diversified	Subadviser
Western Asset Management Government Income Portfolio	A, B, C, E	B	Yes	Western Asset Management Company

*
The table above is a list of all Portfolios in the Trust as of the end of the period, including the BlackRock High Yield Portfolio, PIMCO Total Return Portfolio and SSGA Emerging Markets Enhanced Index
Portfolio, which are audited as of and for the period ended June 30, 2025. All of the other Portfolios' information is unaudited as of and for the period ended June 30, 2025.

(a)	Effective February 28, 2025, Delaware Investments Fund Advisers was removed as a subadviser to the Brighthouse Small Cap Value Portfolio.
The American Funds® Aggressive Allocation, American Funds® Balanced Allocation, and American Funds® Moderate Allocation Portfolios are designed on established principles of asset allocation to achieve a specific risk profile. The Portfolios will invest substantially all of their assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying American Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.
The American Funds® Growth Portfolio (the “Growth Portfolio”), a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds® Growth Fund (the “Master Fund”), a fund of the AFIS. The financial statements of the Master Fund should be read in conjunction with the Growth Portfolio's financial statements. As of June 30, 2025, the Growth Portfolio owned approximately 3.8% of the Master Fund.
The BlackRock Global Tactical Strategies Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange-traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.
The Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”) operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
The Brighthouse Balanced Plus Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Underlying BIA Portfolios and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with Pacific Investment Management Company LLC for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Underlying BIA Portfolios of the Brighthouse Funds Trust II and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps. The Adviser is responsible for managing the Base Portion of the Portfolio and has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.
The SSGA Growth and Income ETF and SSGA Growth ETF Portfolios were designed on established principles of asset allocation. The Portfolios will primarily invest their assets in Underlying ETFs, including, but not limited to, Standard and Poor’s Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., Schwab International Small-Cap Equity ETF, and Vanguard ETFs of the Vanguard® Index Funds.
2.
Consolidation of Subsidiaries
The AB Global Dynamic Allocation, BlackRock Global Tactical Strategies, Invesco Balanced-Risk Allocation, JPMorgan Global Active Allocation, PanAgora Global Diversified Risk, and Schroders Global Multi-Asset Portfolios may each invest a certain percentage of its assets in a wholly-owned and controlled subsidiary of such Portfolio that is organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary,” and together, the “Subsidiaries”).
Portfolio	Subsidiary	Max Investment as a % of Total Net Assets	Amount Held at June 30, 2025	% of the Portfolio's Total Assets
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.	10.0	$24,588,446	1.4
BlackRock Global Tactical Strategies Portfolio	BlackRock Global Tactical Strategies Portfolio, Ltd.	6.0	184,806,210	5.5
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.	25.0	164,660,895	23.1
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.	10.0	28,850	less than 0.1
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio II, Ltd.	25.0	230,958,207	18.8
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.	10.0	153,075	less than 0.1
Each Portfolio invests in its respective Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if
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Notes to Financial Statements — June 30, 2025— (Continued)
any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiaries) of the Portfolios and included in each Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.
Each Subsidiary invests primarily in commodity futures and/or swaps on commodity futures but may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolios, a Subsidiary may invest without limitation in commodity-linked derivatives. Each Portfolio and its respective Subsidiary will be subject to the applicable Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.
By investing in a Subsidiary, a Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Each Portfolio, however, wholly owns and controls its respective Subsidiary, and each Portfolio and its Subsidiary are both managed by the Portfolio’s subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of a Portfolio and/or its Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, the corresponding Portfolio’s shareholders would likely suffer decreased investment returns.
Each Portfolio’s Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for each Portfolio. The Subsidiaries each have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.
3.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements or consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements or consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements or consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2025, through the date the financial statements or consolidated financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements or consolidated financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
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Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025— (Continued)
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds (including Underlying ETFs), rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Master Fund, Underlying American Portfolios, and Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that
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Notes to Financial Statements — June 30, 2025— (Continued)
references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying American Portfolios and Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2025, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
AB Global Dynamic Allocation Portfolio	$120,212
Invesco Global Equity Portfolio	19,487
JPMorgan Global Active Allocation Portfolio	12,615
PanAgora Global Diversified Risk Portfolio	442
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements or consolidated financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent
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book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2025, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2025, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
Brighthouse/Templeton International Bond Portfolio	$50,000
Invesco Balanced-Risk Allocation Portfolio	496,154
Invesco Small Cap Growth Portfolio	3,747,414
PanAgora Global Diversified Risk Portfolio	834
PIMCO Total Return Portfolio	6,218,893
SSGA Emerging Markets Enhanced Index Portfolio	37,278
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2025. None of the Portfolios had significant average overdraft advances during the six months ended June 30, 2025.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into certain credit agreements, all or a portion of which may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. As of June 30, 2025, the BlackRock High Yield Portfolio, Brighthouse/Eaton Vance Floating Rate Portfolio and Loomis Sayles Global Allocation Portfolio had open unfunded loan commitments. At June 30, 2025, these Portfolios had sufficient cash and/or securities to cover these commitments.
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Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and
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related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Reverse Repurchase Agreements - Certain Portfolios may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, a Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolios
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retain effective control over the transferred security, therefore accounting for the transaction as a secured borrowing. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it under the agreement. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
For the six months ended June 30, 2025, the Brighthouse Balanced Plus Portfolio had an outstanding reverse repurchase agreement balance for 181 days. The average amount of borrowings was $79,294,082 and the annualized weighted average interest rate was 4.384% during the 181 day period.
For the six months ended June 30, 2025, the PIMCO Total Return Portfolio had an outstanding reverse repurchase agreement balance for 121 days. The average amount of borrowings was $82,537,725 and the annualized weighted average interest rate was 4.432% during the 121 day period.
Details on a Portfolio’s open reverse repurchase agreements, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
For the six months ended June 30, 2025, the Brighthouse Balanced Plus Portfolio had an outstanding secured borrowing transaction balance for 181 days. The average amount of borrowings was $168,514,888 and the annualized weighted average interest rate was 4.530% during the 181 day period.  At June 30, 2025 the amount of the Portfolio’s outstanding borrowings was $118,436,728.
For the six months ended June 30, 2025, the PIMCO Inflation Protected Bond Portfolio had an outstanding secured borrowing transaction balance for 181 days. The average amount of borrowings was $167,633,643 and the annualized weighted average interest rate was 4.504% during the 181 day period.  At June 30, 2025 the amount of the Portfolio’s outstanding borrowings was $1,542,841,945.
For the six months ended June 30, 2025, the PIMCO Total Return Portfolio had an outstanding secured borrowing transaction balance for 23 days. The average amount of borrowings was $19,260,687 and the annualized weighted average interest rate was 4.409% during the 23 day period. There were no outstanding borrowings as of June 30, 2025.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The
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Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and the valuation techniques are described in this Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the six months ended June 30, 2025 is reflected as securities lending income on the Portfolio's Statement of Operations or Consolidated Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2025 are disclosed in the Portfolio’s footnotes to the Schedule of Investments or Consolidated Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2025.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
4.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio's Statement of Operations or Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are
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made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiaries will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-floor options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
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Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations or Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps:  Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of
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a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2025, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest
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payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
5.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations; rapid technological developments, such as artificial intelligence, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events, including trade policy changes or disputes, within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Portfolio invests. Furthermore, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Commodities Risk: Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by factors including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs, insufficient storage capacity, war and international economic, political and regulatory developments. Certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.
Credit and Counterparty Risk: A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements or consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and
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counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
6.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For
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providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$5,406,349	0.700%	Of the first $250 million
		0.650%	Of the next $250 million
		0.625%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
AB International Bond Portfolio	1,126,930	0.520%	Of the first $500 million
		0.500%	On amounts in excess of $500 million
Allspring Mid Cap Value Portfolio	1,104,475	0.750%	Of the first $200 million
		0.700%	On amounts in excess of $200 million
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	881,193	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds® Balanced Allocation Portfolio	1,160,181	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
American Funds® Moderate Allocation Portfolio	658,793	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
BlackRock Global Tactical Strategies Portfolio	9,660,064	0.800%	Of the first $100 million
		0.750%	Of the next $200 million
		0.700%	Of the next $300 million
		0.675%	Of the next $400 million
		0.650%	On amounts in excess of $1 billion
BlackRock High Yield Portfolio	2,915,141	0.600%	All Assets
Brighthouse Asset Allocation 100 Portfolio	601,006	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	4,850,184	0.725%	Of the first $250 million
(Overlay Sleeve)		0.700%	Of the next $500 million
		0.675%	Of the next $250 million
		0.650%	On amounts in excess of $1 billion
Brighthouse Balanced Plus Portfolio	1,031,472	0.100%	Of the first $500 million
(Base Sleeve)		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Small Cap Value Portfolio	2,744,264	0.750%	Of the first $1 billion
		0.700%	On amounts in excess of $1 billion
Brighthouse/Artisan International Portfolio	3,109,337	0.750%	All Assets
Brighthouse/Eaton Vance Floating Rate Portfolio	1,589,479	0.625%	Of the first $100 million
		0.600%	On amounts in excess of $100 million
Brighthouse/Franklin Low Duration Total Return Portfolio	1,552,707	0.520%	Of the first $100 million
		0.510%	Of the next $150 million
		0.500%	Of the next $250 million
		0.490%	Of the next $500 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	1,265,948	0.600%	All Assets
Brighthouse/Wellington Large Cap Research Portfolio	6,450,448	0.625%	Of the first $250 million
		0.600%	Of the next $250 million
		0.575%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	2,747,609	0.700%	Of the first $200 million
		0.650%	Of the next $550 million
		0.550%	On amounts in excess of $750 million
Harris Oakmark International Portfolio	7,903,823	0.850%	Of the first $100 million
		0.800%	Of the next $900 million
		0.750%	On amounts in excess of $1 billion
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Portfolio	Fees earned for the the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
Invesco Balanced-Risk Allocation Portfolio	$2,347,043	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	5,309,983	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.525%	On amounts in excess of $1 billion
Invesco Global Equity Portfolio	3,572,211	0.700%	Of the first $100 million
		0.680%	Of the next $150 million
		0.670%	Of the next $250 million
		0.660%	Of the next $250 million
		0.650%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	3,416,828	0.880%	Of the first $500 million
		0.830%	On amounts in excess of $500 million
JPMorgan Core Bond Portfolio	3,305,861	0.550%	All Assets
JPMorgan Global Active Allocation Portfolio	4,874,137	0.800%	Of the first $250 million
		0.750%	Of the next $250 million
		0.720%	Of the next $250 million
		0.700%	On amounts in excess of $750 million
JPMorgan Small Cap Value Portfolio	1,195,208	0.800%	Of the first $100 million
		0.775%	Of the next $400 million
		0.750%	Of the next $500 million
		0.725%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	1,271,493	0.700%	Of the first $500 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $1 billion
Loomis Sayles Growth Portfolio	8,365,373	0.650%	Of the first $500 million
		0.600%	Of the next $500 million
		0.550%	Of the next $1 billion
		0.500%	On amounts in excess of $2 billion
MetLife Multi-Index Targeted Risk Portfolio	3,112,760	0.500%	Of the first $250 million
(Overlay Sleeve)		0.485%	Of the next $250 million
		0.470%	Of the next $500 million
		0.450%	On amounts in excess of $1 billion
MetLife Multi-Index Targeted Risk Portfolio	1,119,812	0.070%	Of the first $500 million
(Base Sleeve)		0.060%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
MFS® Research International Portfolio	4,904,405	0.800%	Of the first $200 million
		0.750%	Of the next $300 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Morgan Stanley Discovery Portfolio	4,098,289	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
PanAgora Global Diversified Risk Portfolio	3,874,327	0.675%	Of the first $250 million
		0.650%	Of the next $500 million
		0.625%	Of the next $250 million
		0.600%	On amounts in excess of $1 billion
PIMCO Inflation Protected Bond Portfolio	3,604,852	0.500%	Of the first $1.2 billion
		0.450%	On amounts in excess of $1.2 billion
PIMCO Total Return Portfolio	8,603,213	0.500%	Of the first $1.2 billion
		0.475%	On amounts in excess of $1.2 billion
Schroders Global Multi-Asset Portfolio	1,949,616	0.680%	Of the first $100 million
		0.660%	Of the next $150 million
		0.640%	Of the next $500 million
		0.620%	Of the next $750 million
		0.600%	On amounts in excess of $1.5 billion
SSGA Emerging Markets Enhanced Index Portfolio	1,581,062	0.550%	Of the first $250 million
		0.500%	Of the next $250 million
		0.450%	On amounts in excess of $500 million
SSGA Growth and Income ETF Portfolio	2,509,113	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
SSGA Growth ETF Portfolio	$1,139,622	0.330%	Of the first $500 million
		0.300%	On amounts in excess of $500 million
T. Rowe Price Large Cap Value Portfolio (a)	7,060,287	0.570%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	4,321,081	0.750%	All Assets
TCW Core Fixed Income Portfolio	3,394,421	0.550%	All Assets
Victory Sycamore Mid Cap Value Portfolio	2,808,549	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.625%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	1,173,134	0.520%	Of the first $100 million
		0.440%	Of the next $400 million
		0.400%	On amounts in excess of $500 million

(a)	Fee schedule applies provided the Portfolio's average daily net assets exceed $1 billion. If assets fall below that level, a different fee schedule will apply.
With respect to the American Funds Growth Portfolio, the Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the American Funds Growth Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the American Funds Growth Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the American Funds Growth Portfolio. In the event that the American Funds Growth Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the Metlife Multi-Index Targeted Risk Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2025	% per Annum	Average Daily Net Assets
MetLife Multi-Index Targeted Risk Portfolio	$1,075,169	0.200%	Of the first $250 million
		0.185%	Of the next $250 million
		0.150%	Of the next $500 million
		0.140%	On amounts in excess of $1 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2025 to April 30, 2026, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows in the table below. Except as footnoted, identical contractual fee waivers were in effect during the period prior to May 1, 2025. Amounts waived for the six months ended June 30, 2025 are included in the table below and in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations  or Consolidated Statement of Operations.
Portfolio	Fees waived for the six months ended June 30, 2025	% per Annum Reduction	Average Daily Net Assets
AB Global Dynamic Allocation Portfolio	$61,987	0.025%	$500 million to $1 billion
		0.020%	$2 billion to $3.5 billion
		0.030%	$3.5 billion to $5 billion
		0.040%	On amounts in excess of $5 billion
AB International Bond Portfolio	0	0.020%	$1 billion to $1.5 billion
		0.040%	On amounts in excess of $1.5 billion
Allspring Mid Cap Value Portfolio	106,342	0.050%	Of the first $50 million
		0.075%	Of the next $50 million
		0.100%	Of the next $100 million
		0.050%	Of the next $300 million
		0.100%	On amounts in excess of $500 million
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Fees waived for the six months ended June 30, 2025	% per Annum Reduction	Average Daily Net Assets
BlackRock Global Tactical Strategies Portfolio	$869,257	0.180%	Of the first $100 million
		0.130%	Of the next $200 million
		0.080%	Of the next $300 million
		0.055%	Of the next $400 million
		0.030%	Of the next $500 million
		0.050%	Of the next $1.5 billion
		0.100%	Of the next $2 billion
		0.130%	On amounts in excess of $5 billion
BlackRock High Yield Portfolio	118,956	0.050%	On amounts in excess of $500 million
Brighthouse Balanced Plus Portfolio	123,972	0.050%	Of the first $250 million
(Overlay Sleeve)		0.025%	$250 million to $750 million
		0.025%	$2.5 billion to $5 billion
		0.050%	On amounts in excess of $5 billion
Brighthouse Small Cap Value Portfolio (a)	111,511	0.075%	$250 million to $500 million
		0.050%	$500 million to $700 million
		0.070%	On amounts in excess of $700 million
Brighthouse/Artisan International Portfolio	21,446	0.050%	On amounts in excess of $750 million
Brighthouse/Eaton Vance Floating Rate Portfolio	2,993	0.020%	On amounts in excess of $500 million
Brighthouse/Franklin Low Duration Total Return Portfolio	173,312	0.040%	Of the first $100 million
		0.030%	Of the next $50 million
		0.060%	Of the next $100 million
		0.050%	Of the next $250 million
		0.090%	Of the next $1 billion
		0.070%	On amounts in excess of $1.5 billion
Brighthouse/Templeton International Bond Portfolio	84,396	0.040%	Of the first $500 million
		0.060%	Of the next $500 million
		0.080%	On amounts in excess of $1 billion
Brighthouse/Wellington Large Cap Research Portfolio	484,968	0.070%	Of the first $250 million
		0.045%	Of the next $1.75 billion
		0.005%	On amounts in excess of $2 billion
CBRE Global Real Estate Portfolio	173,561	0.050%	Of the first $200 million
		0.050%	$250 million to $750 million
		0.050%	On amounts in excess of $1 billion
Harris Oakmark International Portfolio	949,067	0.250%	Of the first $50 million
		0.200%	Of the next $50 million
		0.100%	Of the next $900 million
		0.075%	On amounts in excess of $1 billion
Invesco Comstock Portfolio	322,222	0.050%	Of the first $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $500 million
		0.025%	Of the next $1 billion
		0.050%	On amounts in excess of $2 billion
Invesco Global Equity Portfolio	717,418	0.110%	Of the first $100 million
		0.140%	Of the next $150 million
		0.130%	Of the next $50 million
		0.160%	Of the next $50 million
		0.140%	Of the next $150 million
		0.130%	Of the next $100 million
		0.140%	Of the next $150 million
		0.130%	On amounts in excess of $750 million
Invesco Small Cap Growth Portfolio	322,337	0.100%	Of the first $500 million
		0.050%	Of the next $500 million
		0.100%	On amounts in excess of $1 billion
JPMorgan Core Bond Portfolio	841,492	0.140%	All Assets
JPMorgan Global Active Allocation Portfolio	419,880	0.125%	Of the first $250 million
		0.075%	Of the next $250 million
		0.045%	Of the next $250 million
		0.025%	Of the next $250 million
		0.050%	Of the next $2 billion
		0.075%	Of the next $2 billion
		0.100%	On amounts in excess of $5 billion
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Notes to Financial Statements — June 30, 2025— (Continued)
Portfolio	Fees waived for the six months ended June 30, 2025	% per Annum Reduction	Average Daily Net Assets
JPMorgan Small Cap Value Portfolio	$152,621	0.075%	Of the first $50 million
		0.125%	Of the next $50 million
		0.100%	Of the next $400 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Loomis Sayles Global Allocation Portfolio	24,795	0.020%	Of the first $250 million
		0.025%	$500 million to $1 billion
		0.050%	On amounts in excess of $1.5 billion
Loomis Sayles Growth Portfolio	372,969	0.117%	Of the first $500 million
		0.067%	Of the next $500 million
		0.017%	Of the next $1 billion
		(0.033)%	Of the next $1.645 billion
		0.015%	On amounts in excess of $3.645 billion
MetLife Multi-Index Targeted Risk Portfolio	65,729	0.020%	$500 million to $1 billion
(Overlay Sleeve)		0.010%	On amounts in excess of $1 billion
MFS® Research International Portfolio	800,829	0.205%	Of the first $200 million
		0.155%	Of the next $300 million
		0.105%	Of the next $500 million
		0.055%	Of the next $1.5 billion
		0.075%	On amounts in excess of $2.5 billion
Morgan Stanley Discovery Portfolio	157,773	0.050%	Of the first $200 million
		0.050%	On amounts in excess of $850 million
PanAgora Global Diversified Risk Portfolio	60,439	0.025%	Of the first $250 million
		0.010%	Of the next $500 million
		(0.005)%	Of the next $250 million
		0.010%	Of the next $500 million
		0.040%	On amounts in excess of $1.5 billion
PIMCO Inflation Protected Bond Portfolio	0	0.025%	On amounts in excess of $2 billion
PIMCO Total Return Portfolio	394,051	0.025%	$1 billion to $3 billion
		0.050%	On amounts in excess of $3 billion
Schroders Global Multi-Asset Portfolio	44,880	0.025%	Of the first $100 million
		0.005%	Of the next $100 million
		0.015%	Of the next $550 million
		0.025%	Of the next $500 million
		0.040%	Of the next $250 million
		0.020%	Of the next $250 million
		0.050%	On amounts in excess of $1.75 billion
SSGA Emerging Markets Enhanced Index Portfolio	89,561	0.025%	Of the first $250 million
		0.015%	Of the next $250 million
		0.025%	Of the next $250 million
		0.055%	On amounts in excess of $750 million
T. Rowe Price Large Cap Value Portfolio	681,256	0.055%	All Assets
T. Rowe Price Mid Cap Growth Portfolio	518,530	0.090%	All Assets
TCW Core Fixed Income Portfolio	727,395	0.070%	Of the first $500 million
		0.150%	Of the next $1.5 billion
		0.200%	On amounts in excess of $2 billion
Victory Sycamore Mid Cap Value Portfolio	399,021	0.110%	Of the first $200 million
		0.080%	Of the next $200 million
		0.110%	Of the next $100 million
		0.085%	On amounts in excess of $500 million
Western Asset Management Government Income Portfolio	29,749	0.015%	$100 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)
An identical expense agreement was in place for the period March 1, 2025 through April 30, 2025. Prior to March 1, 2025, the Adviser had agreed, for the period May 1, 2024 to February 28, 2025, to reduce its advisory fees for each class of the Brighthouse Small Cap Value Portfolio at the annual rate of 0.025% of the Portfolio's average daily net assets from $500 million to $1 billion and 0.050% on such assets over $1 billion.

For the Brighthouse/Franklin Low Duration Total Return Portfolio, for the period May 1, 2025 to April 30, 2026, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Portfolio and (b) the subadvisory fee
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Notes to Financial Statements — June 30, 2025— (Continued)
payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Portfolio and those of the Brighthouse/Templeton International Bond Portfolio, also subadvised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2025. $62,753 was waived for the six months ended June 30, 2025 and is included in the amount shown as a management fee waiver in the Portfolio's Statement of Operations.
For the SSGA Emerging Markets Enhanced Index Portfolio, for the period August 19, 2024 to April 27, 2025, Brighthouse Investment Advisers had contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fees payable by the Adviser to the Subadviser calculated based solely on the assets of SSGA Emerging Markets Enhanced Index Portfolio and SSGA Emerging Markets Enhanced Index Portfolio II (the “SSGA Portfolios”) individually and (b) the aggregate subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would have applied to the combined net assets of the SSGA Portfolios. $72,881 was waived for the SSGA Emerging Markets Enhanced Index Portfolio during the six months ended June 30, 2025 and is included in the amount shown as a management fee waiver in the Portfolios' Statement of Operations.
Additionally, for the Western Asset Management Government Income Portfolio (the “Western Government Portfolio”), for the period May 1, 2025 to April 30, 2026, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western Government Portfolio and those of Western Asset Management U.S. Government Portfolio, a series of Brighthouse Funds Trust II also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2025. $88,942 was waived for the six months ended June 30, 2025 and is included in the amount shown as a management fee waiver in the Western Government Portfolio’s Statement of Operations.
Invesco Advisers, Inc., the subadviser to the Invesco Balanced-Risk Allocation Portfolio (the "IBRA Portfolio"), has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it receives as a result of any investment by the IBRA Portfolio in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the subadviser or any of its affiliates serves as investment adviser. The Adviser has agreed to waive a portion of the management fee related to the subadviser’s waiving of its subadvisory fee on funds where the subadviser or any of its affiliates serves as investment adviser. $22,879 was waived for the six months ended June 30, 2025 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended June 30, 2025 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations or Consolidated Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2025
Brighthouse/Wellington Large Cap Research Portfolio	$333,684
Invesco Balanced-Risk Allocation Portfolio	27,558
Invesco Comstock Portfolio	57,466
Invesco Global Equity Portfolio	28,019
Invesco Small Cap Growth Portfolio	42,810
PIMCO Inflation Protected Bond Portfolio	65,476
PIMCO Total Return Portfolio	142,348
T. Rowe Price Large Cap Value Portfolio	237,203
T. Rowe Price Mid Cap Growth Portfolio	184,698
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to
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Notes to Financial Statements — June 30, 2025— (Continued)
the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2025 are shown as Distribution and service fees in the Portfolio's Statement of Operations or Consolidated Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio's Statement of Operations or Consolidated Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio's Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
Affiliated Broker – During the six months ended June 30, 2025 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:
Portfolio	Affiliate	Commision
Invesco Comstock Portfolio	Invesco Capital Markets, Inc.	$39,909
Invesco Global Equity Portfolio	Invesco Capital Markets, Inc.	954
Invesco Small Cap Growth Portfolio	Invesco Capital Markets, Inc.	28,092
7.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
8.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments.
At June 30, 2025, the Morgan Stanley Discovery Portfolio had an outstanding commitment of $27,228,915 to purchase 1,296,615 shares of an equity security issued by Cantor Equity Partners. At June 30, 2025, the PIMCO Total Return Portfolio had an outstanding commitment of $18,291 to purchase a corporate bond issued by Thames Water Utilities Finance PLC in the par amount of GBP 15,085.
Unrealized appreciation (depreciation) on any commitments outstanding at June 30, 2025 is separately presented in the respective Portfolio's Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments. Outstanding commitments would be considered Level 2 in the fair value hierarchy at June 30, 2025.
9.
 Operating Segments
The Trust has adopted Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Trust’s President and Chief Executive Officer acts as the Portfolios’ chief operating decision maker ("CODM"). Each Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolio's objective and the terms of its prospectus and evaluates the total return of the Portfolio versus its comparative benchmark(s). The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios,changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolio's financial statements and financial highlights.
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Notes to Financial Statements — June 30, 2025— (Continued)
10.
Income Tax Information
The cost basis of investments for federal income tax purposes at June 30, 2025 was as follows:
Portfolio	Cost Basis of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AB Global Dynamic Allocation Portfolio	$1,402,209,321	$446,699,783	$(113,203,138)	$333,496,645
AB International Bond Portfolio	408,986,838	18,381,967	(23,856,160)	(5,474,193)
Allspring Mid Cap Value Portfolio	296,735,697	64,426,347	(15,637,092)	48,789,255
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	2,452,676,565	537,286,056	(51,571,462)	485,714,594
American Funds® Balanced Allocation Portfolio	3,671,481,594	572,885,087	(193,111,331)	379,773,756
American Funds® Growth Portfolio	1,403,789,804	571,788,742	(4,502)	571,784,240
American Funds® Moderate Allocation Portfolio	1,867,071,890	218,824,856	(137,939,338)	80,885,518
BlackRock Global Tactical Strategies Portfolio	3,135,862,644	400,336,780	(290,683,036)	109,653,744
BlackRock High Yield Portfolio	1,167,754,077	32,296,420	(14,062,479)	18,233,941
Brighthouse Asset Allocation 100 Portfolio	1,716,608,667	106,009,679	(73,864,529)	32,145,150
Brighthouse Balanced Plus Portfolio	5,852,691,625	196,299,101	(737,349,369)	(541,050,268)
Brighthouse Small Cap Value Portfolio	811,662,594	96,446,682	(78,458,721)	17,987,961
Brighthouse/Artisan International Portfolio	675,787,689	195,656,930	(29,665,652)	165,991,278
Brighthouse/Eaton Vance Floating Rate Portfolio	544,080,194	4,550,648	(19,378,434)	(14,827,786)
Brighthouse/Franklin Low Duration Total Return Portfolio	653,737,071	5,898,736	(8,011,615)	(2,112,879)
Brighthouse/Templeton International Bond Portfolio	358,756,172	14,436,248	(22,664,835)	(8,228,587)
Brighthouse/Wellington Large Cap Research Portfolio	2,087,876,859	487,844,051	(75,801,203)	412,042,848
CBRE Global Real Estate Portfolio	858,118,300	75,672,163	(30,256,087)	45,416,076
Harris Oakmark International Portfolio	1,977,944,401	383,980,637	(255,060,323)	128,920,314
Invesco Balanced-Risk Allocation Portfolio	674,880,610	11,846,539	(5,914,135)	5,932,404
Invesco Comstock Portfolio	1,546,899,937	517,732,095	(80,743,921)	436,988,174
Invesco Global Equity Portfolio	603,312,854	556,501,057	(13,829,523)	542,671,534
Invesco Small Cap Growth Portfolio	745,672,562	148,915,679	(20,413,684)	128,501,995
JPMorgan Core Bond Portfolio	1,312,669,319	10,194,749	(103,988,261)	(93,793,512)
JPMorgan Global Active Allocation Portfolio	1,289,985,128	153,565,556	(38,364,492)	115,201,064
JPMorgan Small Cap Value Portfolio	325,370,972	33,032,392	(23,359,050)	9,673,342
Loomis Sayles Global Allocation Portfolio	299,165,386	82,842,883	(10,319,511)	72,523,372
Loomis Sayles Growth Portfolio	1,740,533,274	1,633,856,818	(112,738,172)	1,521,118,646
MetLife Multi-Index Targeted Risk Portfolio	5,412,070,496	135,771,772	(121,652,431)	14,119,341
MFS® Research International Portfolio	1,125,727,806	395,192,425	(57,161,796)	338,030,629
Morgan Stanley Discovery Portfolio	1,298,378,422	452,450,566	(109,827,379)	342,623,187
PanAgora Global Diversified Risk Portfolio	1,197,740,886	50,710,489	(15,213,189)	35,497,300
PIMCO Inflation Protected Bond Portfolio	2,539,020,066	74,949,922	(273,448,599)	(198,498,677)
PIMCO Total Return Portfolio	5,411,608,476	118,974,522	(364,732,286)	(245,757,764)
Schroders Global Multi-Asset Portfolio	559,847,487	98,353,658	(25,435,487)	72,918,171
SSGA Emerging Markets Enhanced Index Portfolio	1,027,598,594	197,808,250	(78,965,388)	118,842,862
SSGA Growth and Income ETF Portfolio	1,772,620,293	158,930,398	(4,038,071)	154,892,327
SSGA Growth ETF Portfolio	792,024,266	93,076,830	(4,183,745)	88,893,085
T. Rowe Price Large Cap Value Portfolio	2,354,990,621	425,418,481	(121,198,233)	304,220,248
T. Rowe Price Mid Cap Growth Portfolio	1,095,440,699	299,746,497	(47,987,611)	251,758,886
TCW Core Fixed Income Portfolio	1,467,121,072	14,468,877	(38,509,986)	(24,041,109)
Victory Sycamore Mid Cap Value Portfolio	936,248,049	107,272,328	(39,846,892)	67,425,436
Western Asset Management Government Income Portfolio	592,172,539	2,349,472	(46,967,229)	(44,617,757)
The tax character of distributions paid for the years ended December 31, 2024, and December 31, 2023 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2024			Year Ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
AB Global Dynamic Allocation Portfolio	$33,463,713	$—	$—	$76,904,860	$—	$—
AB International Bond Portfolio	17,717,739	—	—	28,386,236	—	—
Allspring Mid Cap Value Portfolio	5,165,993	21,838,044	—	5,890,752	47,983,492	—
BHFTI-549

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025— (Continued)
	Year Ended December 31, 2024			Year Ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	$34,451,170	$114,105,253	$—	$55,845,873	$278,046,558	$—
American Funds® Balanced Allocation Portfolio	67,753,123	132,755,623	—	90,852,619	295,693,591	—
American Funds® Growth Portfolio	460,300	135,941,948	—	23,953,621	209,747,730	—
American Funds® Moderate Allocation Portfolio	42,795,408	49,345,960	—	52,762,827	119,874,006	—
BlackRock Global Tactical Strategies Portfolio	61,692,430	—	—	136,026,847	—	—
BlackRock High Yield Portfolio	58,095,779	—	—	48,653,085	—	—
Brighthouse Asset Allocation 100 Portfolio	16,997,989	63,661,470	—	45,092,733	239,070,545	—
Brighthouse Balanced Plus Portfolio	179,265,176	—	—	249,923,152	—	—
Brighthouse Small Cap Value Portfolio	13,264,296	56,669,367	—	10,636,218	76,881,298	—
Brighthouse/Artisan International Portfolio	10,254,251	—	—	16,022,943	—	—
Brighthouse/Eaton Vance Floating Rate Portfolio	50,675,843	—	—	33,659,516	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	29,513,731	—	—	26,932,001	—	—
Brighthouse/Wellington Large Cap Research Portfolio	20,769,208	154,393,888	—	17,482,040	116,835,512	—
CBRE Global Real Estate Portfolio	33,838,113	—	—	25,130,960	—	—
Harris Oakmark International Portfolio	49,674,804	—	—	47,397,834	—	—
Invesco Balanced-Risk Allocation Portfolio	16,204,335	—	—	38,243,418	—	—
Invesco Comstock Portfolio	37,363,435	162,532,146	—	45,931,533	321,707,653	—
Invesco Global Equity Portfolio	2,479,649	100,523,357	—	3,311,196	62,640,804	—
JPMorgan Core Bond Portfolio	45,132,204	—	—	39,568,429	—	—
JPMorgan Global Active Allocation Portfolio	13,275,875	—	—	25,546,439	—	—
JPMorgan Small Cap Value Portfolio	6,302,352	—	—	5,275,310	32,255,719	—
Loomis Sayles Global Allocation Portfolio	3,550,363	18,425,308	—	—	14,674,929	—
Loomis Sayles Growth Portfolio	—	246,240,121	—	6,499,348	163,091,919	—
MetLife Multi-Index Targeted Risk Portfolio	29,740,090	—	—	29,237,376	—	—
MFS® Research International Portfolio	28,290,728	36,210,745	—	24,281,862	28,480,926	—
PanAgora Global Diversified Risk Portfolio	6,897,695	—	—	157,861,867	—	—
PIMCO Inflation Protected Bond Portfolio	—	—	—	38,628,595	—	296,997
PIMCO Total Return Portfolio	115,432,742	—	—	117,206,320	—	—
Schroders Global Multi-Asset Portfolio	18,384,023	—	—	19,813,877	—	—
SSGA Emerging Markets Enhanced Index Portfolio	13,241,870	—	—	12,066,955	—	—
SSGA Growth and Income ETF Portfolio	40,894,664	—	—	39,930,208	—	—
SSGA Growth ETF Portfolio	15,261,274	—	—	13,683,188	38,065,373	—
T. Rowe Price Large Cap Value Portfolio	86,149,757	91,185,206	—	51,885,316	378,560,662	—
T. Rowe Price Mid Cap Growth Portfolio	4,728,495	131,404,291	—	—	71,202,695	—
TCW Core Fixed Income Portfolio	60,038,455	—	—	45,794,391	—	—
Victory Sycamore Mid Cap Value Portfolio	12,648,840	59,146,113	—	14,323,240	106,649,024	—
Western Asset Management Government Income Portfolio	17,286,324	—	—	16,529,526	—	—
BHFTI-550

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025— (Continued)
As of December 31, 2024, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
AB Global Dynamic Allocation Portfolio	$55,234,136	$228,653,927	$200,467,529	$—
AB International Bond Portfolio	38,294,453	—	(26,776,128)	(136,540,072)
Allspring Mid Cap Value Portfolio	5,953,677	48,949,700	61,858,022	—
American Funds® Aggressive Allocation Portfolio (formerly, American Funds® Growth Allocation Portfolio)	33,029,265	201,362,032	370,129,373	—
American Funds® Balanced Allocation Portfolio	73,054,303	237,974,637	240,305,901	—
American Funds® Growth Portfolio	708,852	176,701,658	586,369,659	—
American Funds® Moderate Allocation Portfolio	46,121,451	89,132,866	5,907,664	—
BlackRock Global Tactical Strategies Portfolio	39,705,648	333,997,923	(76,064,750)	—
BlackRock High Yield Portfolio	66,701,433	—	3,480,759	(85,238,775)
Brighthouse Asset Allocation 100 Portfolio	20,758,229	74,423,377	83,351,185	—
Brighthouse Balanced Plus Portfolio	189,878,008	—	(661,768,219)	(550,784,835)
Brighthouse Small Cap Value Portfolio	17,089,366	101,790,318	147,350,482	—
Brighthouse/Artisan International Portfolio	32,626,329	113,658,015	43,512,094	—
Brighthouse/Eaton Vance Floating Rate Portfolio	47,224,982	—	(9,573,698)	(65,218,026)
Brighthouse/Franklin Low Duration Total Return Portfolio	29,698,824	—	(12,093,495)	(157,026,974)
Brighthouse/Templeton International Bond Portfolio	—	—	(62,526,448)	(109,858,031)
Brighthouse/Wellington Large Cap Research Portfolio	56,499,787	380,485,191	445,558,304	—
CBRE Global Real Estate Portfolio	25,385,768	—	16,175,648	(30,811,215)
Harris Oakmark International Portfolio	46,055,086	69,916,813	(152,887,977)	—
Invesco Balanced-Risk Allocation Portfolio	41,828,902	—	(892,564)	(110,642,455)
Invesco Comstock Portfolio	39,405,166	226,493,993	445,769,422	—
Invesco Global Equity Portfolio	1,108,242	168,738,302	540,424,632	—
Invesco Small Cap Growth Portfolio	—	—	187,154,111	(10,089,630)
JPMorgan Core Bond Portfolio	49,316,347	—	(128,601,616)	(120,357,467)
JPMorgan Global Active Allocation Portfolio	31,987,930	—	51,838,952	(46,260,992)
JPMorgan Small Cap Value Portfolio	7,100,883	30,615,127	33,872,395	—
Loomis Sayles Global Allocation Portfolio	3,727,178	29,466,487	71,071,748	—
Loomis Sayles Growth Portfolio	—	419,761,188	1,405,225,220	—
MetLife Multi-Index Targeted Risk Portfolio	35,001,921	—	(128,461,175)	(86,345,781)
MFS® Research International Portfolio	26,115,170	79,743,495	219,404,937	—
Morgan Stanley Discovery Portfolio	—	—	148,035,656	(720,171,001)
PanAgora Global Diversified Risk Portfolio	126,298,894	—	(53,093,146)	(754,275,199)
PIMCO Inflation Protected Bond Portfolio	26,152,331	—	(278,677,477)	—
PIMCO Total Return Portfolio	202,016,649	—	(368,616,360)	(497,146,079)
Schroders Global Multi-Asset Portfolio	8,527,233	30,550,289	45,801,282	—
SSGA Emerging Markets Enhanced Index Portfolio	9,870,172	—	11,865,489	(9,963,733)
SSGA Growth and Income ETF Portfolio	67,893,559	22,151,320	119,256,179	—
SSGA Growth ETF Portfolio	26,408,964	36,688,701	71,028,170	—
T. Rowe Price Large Cap Value Portfolio	48,970,415	232,982,717	372,736,444	—
T. Rowe Price Mid Cap Growth Portfolio	—	190,713,665	291,522,977	—
TCW Core Fixed Income Portfolio	58,525,493	—	(61,552,755)	(260,554,020)
Victory Sycamore Mid Cap Value Portfolio	21,041,003	96,711,631	101,947,629	—
Western Asset Management Government Income Portfolio	17,380,411	—	(66,470,726)	(111,528,607)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTI-551

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025— (Continued)
The accumulated capital losses carried forward as of December 31, 2024 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term	Short-Term	Long-Term
AB Global Dynamic Allocation Portfolio	$—	$—	$49,073,438	$—
AB International Bond Portfolio	27,519,708	109,020,364	—	—
BlackRock Global Tactical Strategies Portfolio	—	—	153,296,417	—
BlackRock High Yield Portfolio	—	85,238,775	—	—
Brighthouse Balanced Plus Portfolio	182,151,308	368,633,527	—	—
Brighthouse/Artisan International Portfolio	—	—	7,565,314	—
Brighthouse/Eaton Vance Floating Rate Portfolio	309,520	64,908,506	—	—
Brighthouse/Franklin Low Duration Total Return Portfolio	32,443,403	124,583,571	—	—
Brighthouse/Templeton International Bond Portfolio	4,970,372	104,887,659	—	—
CBRE Global Real Estate Portfolio	17,907,957	12,903,258	8,753,409	6,968,884
Harris Oakmark International Portfolio	—	—	34,041,070	47,807,983
Invesco Balanced-Risk Allocation Portfolio	20,727,332	89,915,123	5,262,872	—
Invesco Small Cap Growth Portfolio	10,089,630	—	107,713,124	—
JPMorgan Core Bond Portfolio	8,317,126	112,040,341	—	—
JPMorgan Global Active Allocation Portfolio	46,260,992	—	83,430,685	—
JPMorgan Small Cap Value Portfolio	—	—	9,931,875	5,589,512
MetLife Multi-Index Targeted Risk Portfolio	86,345,781	—	35,028,462	—
Morgan Stanley Discovery Portfolio	228,285,626	491,885,375	47,564,355	162,891,433
PanAgora Global Diversified Risk Portfolio	314,874,282	439,400,917	—	—
PIMCO Total Return Portfolio	233,195,796	263,950,283	—	—
Schroders Global Multi-Asset Portfolio	—	—	72,429,326	—
SSGA Emerging Markets Enhanced Index Portfolio	9,963,733	—	—	14,891,098
SSGA Growth and Income ETF Portfolio	—	—	5,200,425	51,853,981
SSGA Growth ETF Portfolio	—	—	—	572,513
TCW Core Fixed Income Portfolio	174,813,036	85,740,984	—	—
Western Asset Management Government Income Portfolio	16,978,957	94,549,650	—	—
11.
Acquisition
At the close of business on April 25, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (the “Acquired Portfolio”), a series of the Trust, merged with and into the SSGA Emerging Markets Enhanced Index Portfolio (the “Portfolio”). The Portfolio, with aggregate Class A and Class B net assets of $358,717,408 and $7,853,814, respectively, acquired all of the assets and assumed the liabilities of the Acquired Portfolio.
The acquisition was accomplished by a tax-free exchange of 43,297,801 Class A shares of the Acquired Portfolio (valued at $395,415,800) for 36,337,018 Class A shares of the Portfolio and 37,379,598 of Class B shares of the Acquired Portfolio (valued at $338,746,123) for 31,349,997 Class B shares of the Portfolio. Each shareholder of the Acquired Portfolio received Class A and Class B shares of the Portfolio, as applicable, at the Class A and Class B NAV, as determined at the close of business on April 25, 2025. The transaction consolidated substantially similar portfolios managed by the Adviser and provided efficiencies from overlapping strategies. The transaction enabled shareholders of the Acquired Portfolio and Portfolio to invest in a larger, potentially more efficient Portfolio while continuing to pursue the same investment strategy. Some of the investments held by the Acquired Portfolio may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. If such purchases or sales occurred, the transaction costs were borne by the Acquired Portfolio. All other costs associated with the merger were not borne by the shareholders of either the Portfolio or the Acquired Portfolio. The Acquired Portfolio’s net assets on April 25, 2025, were $395,415,800 for Class A and $338,746,123 for Class B shares, including investments and foreign cash valued at $355,342,467 with a cost basis of $357,616,781. In addition, the Acquired Portfolio included $345,374,937 as a receivable for investments sold associated with the sale and transfer of securities in certain foreign jurisdictions.
For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments and foreign cash in the amount of $357,616,781 received by the Portfolio from the Acquired Portfolio through a transfer were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For certain foreign jurisdictions, the Acquired Portfolio was required to sell $345,374,937 of securities and recognize a loss of $(8,718,088). The Portfolio purchased those securities for $346,210,933 which established the cost basis for these assets. Transaction costs incurred in connection with the repurchase, were recapitalized as part of the costs of the repurchased securities.
BHFTI-552

Brighthouse Funds Trust I
Notes to Financial Statements — June 30, 2025— (Continued)
The aggregate net assets of the Portfolio immediately after the acquisition were $1,100,733,145, which included $(2,274,314) of acquired unrealized depreciation on investments and foreign currency transactions.
Assuming the acquisition had been completed on January 1, 2025, the Portfolio’s pro-forma results of operations for the period ended June 30, 2025, are as follows
Net investment income	$17,671,616 (a)
Net realized and change in unrealized gain	145,276,309 (b)
Net increase in net assets from operations	162,947,925

(a)	$12,380,912 net investment income as reported at June 30, 2025, plus $5,123,990 from the Acquired Portfolio pre-merger net investment income, plus $166,714 of pro-forma eliminated other expenses.
(b)
$126,802,174 unrealized appreciation as reported at June 30,2025, minus $(8,716,774) pro-forma December 31, 2024 unrealized depreciation, plus $17,351,600 net realized gain as reported at
June 30, 2025, plus $(7,594,239) in net realized loss from the Acquired Portfolio pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Portfolio’s Statement of Operations since April 25, 2025.
12.
Recent Accounting Update
In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740)  - Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.
BHFTI-553

Brighthouse Funds Trust I
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of the BlackRock High Yield Portfolio, PIMCO Total Return Portfolio and SSGA Emerging Markets Enhanced Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock High Yield Portfolio, PIMCO Total Return Portfolio and SSGA Emerging Markets Enhanced Index Portfolio (the “Portfolios”) (three of the portfolios constituting the Brighthouse Funds Trust I), as of June 30, 2025, the related statements of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2024, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of June 30, 2025, and the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and the year ended December 31, 2024, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 22, 2025
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTI-554

Brighthouse Funds Trust I
Shareholder Votes (Unaudited)
At a Special Meeting of Shareholders, held February 18, 2025, the shareholders of SSGA Emerging Markets Enhanced Index Portfolio II voted for the following proposal:
	For	Against	Abstain	Total
To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of SSGA Emerging Markets Enhanced Index Portfolio II ("SSGA Portfolio II") by SSGA Emerging Markets Enhanced Index Portfolio, (the “Portfolio”), each a series of Brighthouse Funds Trust I, in exchange for shares of the Portfolio and the assumption by the Portfolio of the liabilities of the SSGA Portfolio II.	72,813,839.466	2,955,287.901	5,969,633.063	81,738,760.430
BHFTI-555

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. INGEFP2-998-0825 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.78%	Shares	Value (000)
Information technology 28.43%
Microsoft Corp.	1,034,832	$514,736
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	513,061
NVIDIA Corp.	2,403,112	379,668
Broadcom, Inc.	948,982	261,587
ASML Holding NV (ADR)	147,394	118,120
ASML Holding NV	124,200	99,134
Shopify, Inc., Class A, subordinate voting shares (a)	654,749	75,525
NEC Corp.	2,416,000	70,783
SAP SE	225,367	68,531
Cloudflare, Inc., Class A (a)	336,935	65,982
Synopsys, Inc. (a)	114,153	58,524
Samsung Electronics Co., Ltd.	1,068,680	47,353
Capgemini SE	255,102	43,587
AppLovin Corp., Class A (a)	95,469	33,422
EPAM Systems, Inc. (a)	187,399	33,136
Adobe, Inc. (a)	45,228	17,498
International Business Machines Corp.	48,049	14,164
Keyence Corp.	30,400	12,210
Ubiquiti, Inc.	20,700	8,521
Xero, Ltd. (a)	61,011	7,220
		2,442,762

Financials 16.20%
3i Group PLC	2,750,796	155,566
Visa, Inc., Class A	311,603	110,635
Citigroup, Inc.	1,104,759	94,037
Aon PLC, Class A	244,466	87,216
Fiserv, Inc. (a)	499,162	86,060
Banco Bilbao Vizcaya Argentaria SA	5,017,421	77,159
Prudential PLC	5,689,457	71,271
Societe Generale	1,237,374	70,765
Brookfield Corp., Class A	1,113,070	68,843
AXA SA	1,220,825	59,924
Tradeweb Markets, Inc., Class A	332,600	48,693
Swissquote Group Holding, Ltd.	80,515	45,603
CVC Capital Partners PLC	1,959,718	40,121
Blackstone, Inc.	255,000	38,143
Ameriprise Financial, Inc.	67,606	36,083
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	31,939
Partners Group Holding AG	24,055	31,378
Eurobank Ergasias Services and Holdings SA	8,619,374	29,607
CME Group, Inc., Class A	103,473	28,519
XP, Inc., Class A	1,360,351	27,479
VZ Holding AG	122,172	26,730
Japan Post Insurance Co., Ltd.	1,156,950	26,199
UniCredit SpA	359,971	24,131
Aviva PLC	2,408,746	20,473
CaixaBank SA, non-registered shares	2,148,574	18,612
FinecoBank SpA	635,542	14,101
Skandinaviska Enskilda Banken AB, Class A	608,175	10,613
AIA Group, Ltd.	913,107	8,189
Jackson Financial, Inc., Class A	44,327	3,936
		1,392,025

Industrials 15.26%
Safran SA	544,489	176,957
Comfort Systems USA, Inc.	278,016	149,075
TransDigm Group, Inc.	50,071	76,140
Airbus SE, non-registered shares	364,243	76,055

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	2,424,921	$62,793
Ryanair Holdings PLC (ADR)	1,069,423	61,674
Copart, Inc. (a)	1,011,807	49,649
Howmet Aerospace, Inc.	262,240	48,811
GT Capital Holdings, Inc.	4,680,871	47,698
Saab AB, Class B	797,272	44,461
RELX PLC	721,205	38,975
Crane Co.	204,000	38,738
Siemens AG	150,600	38,611
Honeywell International, Inc.	159,884	37,234
Ingersoll-Rand, Inc.	433,179	36,032
Boeing Co. (The) (a)	159,644	33,450
Hitachi, Ltd.	1,115,800	32,582
Compagnie de Saint-Gobain SA, non-registered shares	270,675	31,769
General Electric Co.	112,142	28,864
Alliance Global Group, Inc.	156,400,700	25,044
ASSA ABLOY AB, Class B	777,100	24,247
Schneider Electric SE	88,500	23,539
Core & Main, Inc., Class A (a)	303,180	18,297
Carrier Global Corp.	242,000	17,712
ITOCHU Corp.	312,960	16,421
Kongsberg Gruppen ASA	404,170	15,673
DSV A/S	59,397	14,273
RS Group PLC	1,745,907	13,768
ATI, Inc. (a)	152,323	13,152
Recruit Holdings Co., Ltd.	167,400	9,922
Daikin Industries, Ltd.	76,900	9,091
		1,310,707

Consumer discretionary 14.61%
Amazon.com, Inc. (a)	518,956	113,854
Chipotle Mexican Grill, Inc. (a)	1,878,200	105,461
Prosus NV, Class N	1,846,586	103,256
MercadoLibre, Inc. (a)	39,062	102,094
Booking Holdings, Inc.	15,225	88,141
Renault SA	1,688,781	77,841
Compagnie Financiere Richemont SA, Class A	338,392	63,738
Starbucks Corp.	616,040	56,448
Trip.com Group, Ltd. (ADR)	932,676	54,692
MGM China Holdings, Ltd.	28,793,200	47,243
Sanrio Co., Ltd.	950,000	45,968
Entain PLC	3,341,847	41,331
InterContinental Hotels Group PLC	360,000	41,035
LKQ Corp.	1,041,420	38,543
Flutter Entertainment PLC (a)	126,797	36,233
LVMH Moet Hennessy-Louis Vuitton SE	64,729	33,900
Moncler SpA	527,245	30,053
Inchcape PLC	2,991,192	29,808
Ferrari NV (EUR denominated)	51,774	25,377
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,157
Toll Brothers, Inc.	167,692	19,139
Wynn Macau, Ltd.	21,430,000	14,796
YUM! Brands, Inc.	94,493	14,002
Alibaba Group Holding, Ltd. (ADR)	98,929	11,219
Industria de Diseno Textil SA	209,813	10,919
Global-E Online, Ltd. (a)	300,000	10,062
Tesla, Inc. (a)	29,759	9,453
Hyundai Motor Co.	61,211	9,230
		1,254,993

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.77%
Eli Lilly and Co.	205,754	$160,391
Vertex Pharmaceuticals, Inc. (a)	247,071	109,996
Novo Nordisk AS, Class B	984,147	68,306
Sanofi	640,801	62,055
Argenx SE (ADR) (a)	97,099	53,523
Regeneron Pharmaceuticals, Inc.	83,600	43,890
Cigna Group (The)	132,736	43,880
Alnylam Pharmaceuticals, Inc. (a)	123,340	40,220
Pfizer, Inc.	1,418,993	34,396
Centene Corp. (a)	580,852	31,529
EssilorLuxottica SA	91,606	25,131
UnitedHealth Group, Inc.	70,900	22,119
Siemens Healthineers AG	345,670	19,162
Bayer AG	537,074	16,154
Thermo Fisher Scientific, Inc.	32,200	13,056
Pro Medicus, Ltd.	48,121	9,029
Viatris, Inc.	110,678	988
Euroapi SA (a)(b)	5,869	20
		753,845

Communication services 6.37%
Meta Platforms, Inc., Class A	242,200	178,765
Alphabet, Inc., Class A	881,162	155,287
Spotify Technology SA (a)	97,672	74,948
Publicis Groupe SA	408,300	46,018
Nintendo Co., Ltd.	376,100	36,251
Bharti Airtel, Ltd.	868,779	20,358
Tencent Holdings, Ltd.	297,100	19,037
CTS Eventim AG & Co. KGaA	135,001	16,761
		547,425

Consumer staples 3.17%
Dollar General Corp.	408,173	46,687
British American Tobacco PLC	863,200	41,032
Costco Wholesale Corp.	35,210	34,856
Carrefour SA, non-registered shares	2,201,230	31,037
Philip Morris International, Inc.	167,000	30,416
Monster Beverage Corp. (a)	440,000	27,562
Nestle SA	261,067	25,937
Pernod Ricard SA	192,833	19,217
Loblaw Companies, Ltd.	93,102	15,400
		272,144

Energy 2.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	60,974
TotalEnergies SE	679,182	41,682
Tourmaline Oil Corp.	612,792	29,565
NAC Kazatomprom JSC (GDR)	585,731	25,304
Reliance Industries, Ltd.	1,105,000	19,335
Schlumberger NV	406,169	13,729
		190,589

Materials 2.13%
Linde PLC	214,708	100,737
Amcor PLC (CDI)	3,567,000	33,336

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	1,128,850	$20,053
LyondellBasell Industries NV	250,227	14,478
Lynas Rare Earths, Ltd. (a)	2,549,209	14,445
		183,049

Utilities 0.52%
Torrent Power, Ltd.	1,918,769	32,836
FirstEnergy Corp.	286,296	11,526
		44,362

Real estate 0.10%
Mirvac Group REIT	5,948,947	8,614
Total common stocks (cost: $4,866,714,000)		8,400,515
Preferred securities 0.19%
Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	460,450	16,888
Total preferred securities (cost: $12,816,000)		16,888
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)(d)	2,375,659	237,566
Total short-term securities (cost: $237,553,000)		237,566
Total investment securities 100.74% (cost: $5,117,083,000)		8,654,969
Other assets less liabilities (0.74)%		(63,517)
Net assets 100.00%		$8,591,452
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.77%
Money market investments 2.77%
Capital Group Central Cash Fund 4.35% (c)	$283,574	$775,998	$821,926	$(41)	$(39)	$237,566	$5,913

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $11,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars

CDI = CREST Depository Interest
EUR = Euros

GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	4

Global Small Capitalization Fund
Investment portfolio June 30, 2025unaudited

Common stocks 94.90%	Shares	Value (000)
Industrials 22.49%
Cleanaway Waste Management, Ltd.	16,692,698	$29,883
International Container Terminal Services, Inc.	3,892,880	28,404
Takasago Thermal Engineering Co., Ltd.	550,274	27,081
UL Solutions, Inc., Class A	357,358	26,037
CBIZ, Inc. (a)	360,344	25,840
ATI, Inc. (a)	273,691	23,630
Diploma PLC	348,043	23,352
Trelleborg AB, Class B	614,656	22,875
Qantas Airways, Ltd.	3,113,684	22,009
Adecco Group AG	726,245	21,583
Nexans SA	165,102	21,568
VSE Corp.	161,862	21,201
Comfort Systems USA, Inc.	31,592	16,940
Inox Wind, Ltd. (a)	8,025,554	16,409
Carel Industries SpA	596,421	15,878
Rumo SA	4,466,646	15,234
LS Electric Co., Ltd.	68,327	15,138
Casella Waste Systems, Inc., Class A (a)	128,613	14,839
Sinfonia Technology Co., Ltd.	218,586	14,815
Air Lease Corp., Class A	250,000	14,622
REV Group, Inc.	291,763	13,885
Hensoldt AG	117,338	13,462
RENK Group AG	157,353	12,578
Kandenko Co., Ltd.	530,900	12,288
Godrej Industries, Ltd. (a)	802,102	11,655
ICF International, Inc.	120,109	10,174
Alaska Air Group, Inc. (a)	200,000	9,896
Howden Joinery Group PLC	831,191	9,766
IMCD NV	71,833	9,650
First Advantage Corp. (a)	578,142	9,603
Applied Industrial Technologies, Inc.	39,533	9,189
dormakaba Holding AG	9,722	8,883
Addtech AB, Class B	245,222	8,346
Visional, Inc. (a)	105,238	8,119
XPO, Inc. (a)	63,304	7,995
Engcon AB, Class B	770,224	7,343
Reliance Worldwide Corp., Ltd.	2,633,607	7,107
Tetra Tech, Inc.	197,183	7,091
Beijer Ref AB, Class B	445,805	7,037
Bombardier, Inc., Class B (a)	75,000	6,534
Localiza Rent a Car SA, ordinary nominative shares	855,885	6,383
SPIE SA	111,728	6,278
Georg Fischer AG	69,127	5,650
CSW Industrials, Inc.	19,652	5,637
Trex Co., Inc. (a)	102,977	5,600
Byrna Technologies, Inc. (a)	166,228	5,133
Kurita Water Industries, Ltd.	125,000	4,946
SATS, Ltd.	2,022,100	4,835
Matson, Inc.	41,560	4,628
AZEK Co., Inc. (The), Class A (a)	81,825	4,447
WESCO International, Inc.	20,529	3,802
IndiaMart InterMesh, Ltd.	122,889	3,723
KEI Industries, Ltd.	84,089	3,719
Wizz Air Holdings PLC (a)(b)	221,203	3,310
Sterling Infrastructure, Inc. (a)	13,897	3,206
Voyager Technologies, Inc., Class A (a)(b)	61,500	2,414
Herc Holdings, Inc.	15,514	2,043
Delhivery, Ltd. (a)	433,780	1,936

5	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mueller Industries, Inc.	23,732	$1,886
THK Co., Ltd.	64,800	1,736
McGrath RentCorp	4,336	503
		689,754

Financials 15.43%
Cholamandalam Investment and Finance Co., Ltd.	1,955,819	37,128
Eurobank Ergasias Services and Holdings SA	9,230,606	31,706
Glacier Bancorp, Inc.	675,237	29,089
HDFC Asset Management Co., Ltd.	480,000	29,059
Vontobel Holding AG	354,868	28,669
Stifel Financial Corp.	269,807	28,001
SLM Corp.	824,188	27,025
Max Financial Services, Ltd. (a)	982,332	18,867
Baldwin Insurance Group, Inc. (The), Class A (a)	436,452	18,684
IIFL Finance, Ltd. (a)	3,028,075	16,692
Janus Henderson Group PLC	422,023	16,391
SiriusPoint, Ltd. (a)	700,000	14,273
Lazard, Inc., Class A	297,467	14,272
Porto Seguro SA	1,400,932	14,233
Home BancShares, Inc.	495,420	14,100
Pluxee NV	642,301	13,989
Asia Commercial Joint Stock Bank	13,830,250	11,278
Banco del Bajio, SA	4,062,979	9,819
SouthState Corp.	102,954	9,475
Essent Group, Ltd.	150,000	9,109
First American Financial Corp.	143,871	8,832
Patria Investments, Ltd., Class A	537,189	7,553
360 ONE WAM, Ltd.	469,058	6,533
EFG International AG	334,117	6,190
Discovery, Ltd.	483,482	5,866
Sprott, Inc.	82,833	5,726
CVB Financial Corp.	288,772	5,715
Bridgepoint Group PLC	1,232,030	5,256
Kyoto Financial Group, Inc.	263,300	4,721
PJT Partners, Inc., Class A	28,318	4,673
Root, Inc., Class A (a)	35,560	4,551
JB Financial Group Co., Ltd.	294,756	4,488
Haci Omer Sabanci Holding AS	1,751,573	3,944
FirstCash Holdings, Inc.	25,763	3,482
Capitec Bank Holdings, Ltd.	11,138	2,234
BNK Financial Group, Inc.	173,416	1,600
		473,223

Information technology 13.18%
Allegro MicroSystems, Inc. (a)	1,164,843	39,826
PAR Technology Corp. (a)(c)	325,484	22,579
PAR Technology Corp. (a)	155,085	10,758
MACOM Technology Solutions Holdings, Inc. (a)	225,450	32,305
King Slide Works Co., Ltd.	361,784	25,203
Silicon Laboratories, Inc. (a)	161,697	23,828
Pegasystems, Inc.	359,598	19,465
Kokusai Electric Corp.	802,379	19,318
Q2 Holdings, Inc. (a)	198,415	18,570
Credo Technology Group Holding, Ltd. (a)	194,072	17,969
Semtech Corp. (a)	356,911	16,111
eMemory Technology, Inc.	168,430	13,607
Lumentum Holdings, Inc. (a)	137,966	13,115
Insight Enterprises, Inc. (a)	84,243	11,633

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Riken Keiki Co., Ltd.	543,100	$11,408
Klaviyo, Inc., Class A (a)	328,169	11,020
Maruwa Co., Ltd.	38,254	10,982
Alphawave IP Group PLC (a)	3,569,476	8,535
Tokyo Seimitsu Co., Ltd.	124,023	8,279
Ncino, Inc. (a)	269,841	7,547
Fabrinet, non-registered shares (a)	25,161	7,414
Unity Software, Inc. (a)	302,073	7,310
Lattice Semiconductor Corp. (a)	139,780	6,848
Topicus.com, Inc., subordinate voting shares (a)	51,481	6,450
Confluent, Inc., Class A (a)	235,033	5,859
MKS, Inc.	56,170	5,581
Softcat PLC	211,275	4,979
HPSP Co., Ltd.	182,260	3,748
Cellebrite DI, Ltd. (a)	194,979	3,120
Hexaware Technologies, Ltd.	265,045	2,629
Blockchain Group (The) (a)(b)	490,674	2,491
ASMPT, Ltd.	316,400	2,320
MongoDB, Inc., Class A (a)	10,484	2,201
Silvaco Group, Inc. (a)(b)	163,728	773
Yotpo, Ltd. (a)(c)(d)	678,736	428
		404,209

Consumer discretionary 12.48%
Entain PLC	3,136,472	38,791
DraftKings, Inc., Class A (a)	657,778	28,212
Thor Industries, Inc.	281,786	25,025
Sega Sammy Holdings, Inc.	918,700	22,042
Genius Sports, Ltd. (a)	1,640,078	17,057
TopBuild Corp. (a)	52,196	16,898
Light & Wonder, Inc. (a)	97,580	9,393
Light & Wonder, Inc. Chess Depository Receipt (a)	75,431	7,319
Inchcape PLC	1,658,830	16,531
Food & Life Cos., Ltd.	315,200	15,354
Wyndham Hotels & Resorts, Inc.	180,987	14,698
CAVA Group, Inc. (a)	172,411	14,522
Guzman y Gomez, Ltd. (a)	626,907	11,672
Champion Homes, Inc. (a)	181,982	11,394
Acushnet Holdings Corp.	150,000	10,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	78,598	10,358
Grand Canyon Education, Inc. (a)	50,511	9,547
Boot Barn Holdings, Inc. (a)	60,630	9,216
Lottomatica Group SpA	324,745	9,012
Sanrio Co., Ltd.	150,500	7,282
Patrick Industries, Inc.	73,088	6,744
tonies SE, Class A (a)	960,519	6,743
MRF, Ltd.	4,006	6,650
Steven Madden, Ltd.	270,679	6,491
Camping World Holdings, Inc., Class A	363,746	6,253
Aditya Vision, Ltd.	1,409,045	6,129
Yonex Co., Ltd.	300,000	6,041
Tube Investments of India, Ltd.	166,232	6,026
Five Below, Inc. (a)	41,947	5,503
Cairn Homes PLC (EUR denominated)	2,026,044	5,119
Zalando SE, non-registered shares (a)	142,442	4,690
Smartfit Escola de Ginastica e Danca SA	980,320	4,482

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Shoei Co., Ltd.	320,200	$3,869
Victoria’s Secret & Co. (a)	137,388	2,544
EIH, Ltd.	29,163	126
		382,656

Health care 11.54%
Insulet Corp. (a)	138,345	43,465
Masimo Corp. (a)	176,106	29,625
DiaSorin Italia SpA	218,636	23,400
Ensign Group, Inc. (The)	131,436	20,275
Max Healthcare Institute, Ltd.	1,220,256	18,156
Carl Zeiss Meditec AG, non-registered shares (b)	236,775	15,898
Vimian Group AB (publ) (a)(b)	3,741,179	15,818
IDEAYA Biosciences, Inc. (a)	683,100	14,359
Glenmark Pharmaceuticals, Ltd.	653,989	13,374
Ambu AS, Class B, non-registered shares	799,520	12,547
Addus HomeCare Corp. (a)	105,462	12,148
BridgeBio Pharma, Inc. (a)	266,511	11,508
Asker Healthcare Group AB (a)	964,065	11,107
CONMED Corp.	189,210	9,854
Encompass Health Corp.	78,343	9,607
Haemonetics Corp. (a)	124,768	9,309
iRhythm Technologies, Inc. (a)	49,337	7,596
Aster DM Healthcare, Ltd.	1,089,547	7,573
Kymera Therapeutics, Inc. (a)	149,795	6,537
Indegene, Ltd.	965,116	6,467
Denali Therapeutics, Inc. (a)	454,147	6,354
Integer Holdings Corp. (a)	50,070	6,157
Bio-Techne Corp.	117,228	6,031
Vaxcyte, Inc. (a)	180,439	5,866
Dr. Lal PathLabs, Ltd.	151,312	4,934
AddLife AB, Class B	241,770	4,822
Vericel Corp. (a)	97,455	4,147
Establishment Labs Holdings, Inc. (a)(b)	92,322	3,943
Enliven Therapeutics, Inc. (a)(b)	149,388	2,997
Prestige Consumer Healthcare, Inc. (a)	32,983	2,634
Angelalign Technology, Inc.	318,348	2,293
Zealand Pharma AS (a)(b)	39,000	2,184
Bachem Holding AG (b)	24,766	1,810
Biohaven, Ltd. (a)	62,303	879
		353,674

Materials 5.92%
Materion Corp.	255,673	20,293
Knife River Corp. (a)	242,566	19,803
Resonac Holdings Co., Ltd.	827,000	19,233
Sumitomo Bakelite Co., Ltd.	639,359	18,510
Celanese Corp.	294,262	16,281
Lundin Gold, Inc.	300,000	15,840
Lundin Mining Corp.	1,000,000	10,516
Huhtamaki OYJ	276,021	9,845
Dyno Nobel, Ltd.	5,276,174	9,341
LANXESS AG	241,395	7,183
Acerinox, SA	507,145	6,464
Osaka Soda Co., Ltd.	384,900	4,803
Verallia SAS	140,206	4,657
Cabot Corp.	48,229	3,617
Arkema SA	43,503	3,205
Vicat SACA	40,492	2,805

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Umicore SA	181,924	$2,674
ASP Isotopes, Inc. (a)(b)	344,175	2,533
NV Bekaert SA	53,808	2,222
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,552
		181,377

Communication services 4.39%
Magnite, Inc. (a)	1,533,111	36,979
Nippon Television Holdings, Inc.	1,086,100	25,236
Indosat Tbk PT	135,085,677	17,390
Springer Nature AG & Co. KGaA, non-registered shares	609,415	13,395
Rightmove PLC	1,209,594	13,094
New York Times Co., Class A	175,000	9,796
Lionsgate Studios Corp. (a)	1,051,920	6,112
Future PLC	515,448	5,158
JCDecaux SE	183,003	3,341
Starz Entertainment Corp. (a)	151,869	2,441
Bharti Hexacom, Ltd.	68,127	1,551
		134,493

Real estate 2.58%
Embassy Office Parks REIT	5,208,572	23,656
Charter Hall Group REIT	1,663,583	21,011
Lodha Developers, Ltd.	442,564	7,143
UMH Properties, Inc. REIT	410,600	6,894
St. Joe Co.	124,878	5,956
Mindspace Business Parks REIT	1,250,000	5,831
Corp. Inmobiliaria Vesta, SAB de CV (b)	1,900,000	5,222
Altus Group, Ltd.	89,910	3,479
		79,192

Consumer staples 2.50%
Raia Drogasil SA, ordinary nominative shares	7,178,745	19,978
Universal Robina Corp.	11,735,715	18,657
BBB Foods, Inc., Class A (a)	669,472	18,585
Lamb Weston Holdings, Inc.	170,000	8,814
Apotea Sverige AB (a)	845,173	7,879
e.l.f. Beauty, Inc. (a)	22,848	2,843
		76,756

Energy 2.48%
Weatherford International	512,177	25,768
NuVista Energy, Ltd. (a)	1,249,839	13,749
CNX Resources Corp. (a)	350,000	11,788
Vista Energy, SAB de CV, Class A (ADR) (a)	202,376	9,676
Aegis Logistics Ltd.	790,464	7,151
Aegis Vopak Terminals, Ltd. (a)	711,249	2,035
Aegis Vopak Terminals, Ltd. (a)(e)	241,762	692
NexGen Energy, Ltd. (a)	380,341	2,639
Denison Mines Corp. (a)	1,375,744	2,515
		76,013

Utilities 1.91%
Neoenergia SA	4,000,086	18,819
Black Hills Corp.	197,486	11,079

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Talen Energy Corp. (a)	36,428	$10,592
SembCorp Industries, Ltd.	1,536,800	8,279
Nippon Gas Co., Ltd.	411,600	7,577
ACEN Corp.	50,415,592	2,318
		58,664
Total common stocks (cost: $2,104,018,000)		2,910,011
Preferred securities 0.77%
Information technology 0.47%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	11,470
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	1,360
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	181
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	173
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	116
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	56
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	48
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	27
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	21
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	1,070
		14,522

Financials 0.30%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	641,250	9,138
Total preferred securities (cost: $28,669,000)		23,660
Convertible stocks 0.43%
Materials 0.43%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	406,409	13,046
Total convertible stocks (cost: $12,428,000)		13,046
Convertible bonds & notes 0.13%	Principal amount (000)
Information technology 0.13%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	908
Wolfspeed, Inc., convertible notes, 0.25% 2/15/2028	3,235	833
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	8,923	2,298
Total convertible bonds & notes (cost: $4,448,000)		4,039
Short-term securities 5.28%	Shares
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)(g)	1,423,124	142,312

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 4.35% (f)(g)(h)	138,096	$13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	5,832,209	5,832
		19,642
Total short-term securities (cost: $161,942,000)		161,954
Total investment securities 101.51% (cost: $2,311,505,000)		3,112,710
Other assets less liabilities (1.51)%		(46,233)
Net assets 100.00%		$3,066,477
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(i)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 5.09%
Money market investments 4.64%
Capital Group Central Cash Fund 4.35% (f)	16,001	418,610	292,289	(20)	10	142,312	2,399
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 4.35% (f)(h)	19,927		6,117 (j)			13,810	— (k)
Total short-term securities						156,122
Total 5.09%				$2,156	$(12,779)	$156,122	$2,399

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp. (a)	3/8/2024	$12,580	$22,579	0.74%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	11,470	0.37
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	1,360	0.05
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	428	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	181	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	173	0.01
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	116	0.00 (l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	56	0.00 (l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	48	0.00 (l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	27	0.00 (l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	21	0.00 (l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	1,070	0.03
Total		$39,671	$37,529	1.22%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $21,033,000, which represented 0.69% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,529,000, which represented 1.22% of the net assets of the fund.

(d)	Value determined using significant unobservable inputs.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $692,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.18%	Shares	Value (000)
Information technology 27.11%
NVIDIA Corp.	16,406,398	$2,592,047
Microsoft Corp.	4,808,489	2,391,790
Broadcom, Inc.	7,732,511	2,131,467
Cloudflare, Inc., Class A (a)	4,644,781	909,587
Shopify, Inc., Class A, subordinate voting shares (a)	7,554,237	871,381
MicroStrategy, Inc., Class A (a)	1,507,861	609,523
Micron Technology, Inc.	4,702,712	579,609
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,000	390,406
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	84,037
Apple, Inc.	2,252,048	462,053
Salesforce, Inc.	1,191,227	324,836
Constellation Software, Inc.	87,642	321,361
Adobe, Inc. (a)	740,568	286,511
Synopsys, Inc. (a)	548,921	281,421
SK hynix, Inc.	1,164,664	251,987
Motorola Solutions, Inc.	392,000	164,820
ASML Holding NV (ADR)	159,102	127,502
ASML Holding NV	25,261	20,163
KLA Corp.	145,050	129,927
Oracle Corp.	588,434	128,649
Unity Software, Inc. (a)	5,288,825	127,990
Palantir Technologies, Inc., Class A (a)	809,801	110,392
AppLovin Corp., Class A (a)	270,000	94,522
Datadog, Inc., Class A (a)	649,685	87,272
DocuSign, Inc. (a)	922,000	71,815
ARM Holdings PLC (ADR) (a)(b)	437,756	70,803
Intel Corp.	2,250,000	50,400
RingCentral, Inc., Class A (a)	1,465,500	41,547
Atlassian Corp., Class A (a)	175,462	35,635
ServiceNow, Inc. (a)	31,490	32,374
Fair Isaac Corp. (a)	16,963	31,008
ASM International NV	41,358	26,473
Accenture PLC, Class A	74,063	22,137
Applied Materials, Inc.	102,877	18,834
MKS, Inc.	101,047	10,040
HubSpot, Inc. (a)	14,369	7,998
Stripe, Inc., Class B (a)(c)(d)	168,598	5,985
		13,904,302

Communication services 19.98%
Meta Platforms, Inc., Class A	6,460,365	4,768,331
Netflix, Inc. (a)	1,675,116	2,243,198
Alphabet, Inc., Class C	6,355,470	1,127,397
Alphabet, Inc., Class A	5,364,896	945,455
Charter Communications, Inc., Class A (a)	752,094	307,464
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	236,368
ROBLOX Corp., Class A (a)	1,951,083	205,254
Live Nation Entertainment, Inc. (a)	1,297,347	196,263
Take-Two Interactive Software, Inc. (a)	355,373	86,302
Comcast Corp., Class A	1,343,725	47,957
Nintendo Co., Ltd.	411,400	39,653
T-Mobile US, Inc.	99,374	23,677
Pinterest, Inc., Class A (a)	352,109	12,627
Frontier Communications Parent, Inc. (a)	244,130	8,886
		10,248,832

Consumer discretionary 13.76%
Tesla, Inc. (a)	7,509,093	2,385,339
Amazon.com, Inc. (a)	5,592,177	1,226,868

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	2,278,615	$713,525
DoorDash, Inc., Class A (a)	1,700,000	419,067
Chipotle Mexican Grill, Inc. (a)	5,026,162	282,219
NIKE, Inc., Class B	3,183,461	226,153
Tractor Supply Co.	3,325,000	175,460
Hermes International	61,000	165,195
Aramark	3,218,114	134,742
Burlington Stores, Inc. (a)	571,948	133,058
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	123,606
Booking Holdings, Inc.	21,261	123,085
Home Depot, Inc.	315,781	115,778
Duolingo, Inc., Class A (a)	267,716	109,769
Flutter Entertainment PLC (a)	330,165	94,348
Rivian Automotive, Inc., Class A (a)(b)	5,693,160	78,224
Wayfair, Inc., Class A (a)	1,406,061	71,906
Service Corp. International	848,647	69,080
D.R. Horton, Inc.	478,018	61,626
Amadeus IT Group SA, Class A, non-registered shares	661,683	55,714
Starbucks Corp.	443,476	40,636
DraftKings, Inc., Class A (a)	908,357	38,959
YUM! Brands, Inc.	246,744	36,563
Floor & Decor Holdings, Inc., Class A (a)	437,000	33,194
Five Below, Inc. (a)	252,000	33,057
Churchill Downs, Inc.	295,641	29,860
Marriott International, Inc., Class A	56,000	15,300
Polaris, Inc.	371,000	15,081
TopBuild Corp. (a)	40,220	13,021
YETI Holdings, Inc. (a)	325,329	10,254
Caesars Entertainment, Inc. (a)	356,300	10,115
Hilton Worldwide Holdings, Inc.	36,119	9,620
Helen of Troy, Ltd. (a)	269,597	7,651
		7,058,073

Health care 11.06%
Intuitive Surgical, Inc. (a)	1,991,933	1,082,437
Eli Lilly and Co.	922,850	719,389
Vertex Pharmaceuticals, Inc. (a)	1,490,615	663,622
Alnylam Pharmaceuticals, Inc. (a)	1,686,200	549,853
UnitedHealth Group, Inc.	930,678	290,344
Boston Scientific Corp. (a)	2,547,986	273,679
HCA Healthcare, Inc.	627,846	240,528
Thermo Fisher Scientific, Inc.	472,926	191,753
Hims & Hers Health, Inc., Class A (a)	2,848,145	141,980
Illumina, Inc. (a)	1,344,976	128,324
Regeneron Pharmaceuticals, Inc.	231,073	121,313
Centene Corp. (a)	2,053,544	111,466
Bristol-Myers Squibb Co.	1,979,253	91,620
Guardant Health, Inc. (a)	1,705,050	88,731
Insmed, Inc. (a)	796,167	80,126
Ascendis Pharma AS (ADR) (a)	444,896	76,789
Mettler-Toledo International, Inc. (a)	62,042	72,882
Align Technology, Inc. (a)	369,578	69,972
Danaher Corp.	340,644	67,291
Ionis Pharmaceuticals, Inc. (a)	1,674,900	66,175
Novo Nordisk AS, Class B	917,755	63,698
Exact Sciences Corp. (a)	1,192,321	63,360
EssilorLuxottica SA	229,003	62,826
BioNTech SE (ADR) (a)(b)	562,734	59,914
Abbott Laboratories	371,669	50,551
Molina Healthcare, Inc. (a)	161,327	48,059

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC	343,952	$47,779
Royalty Pharma PLC, Class A	955,185	34,415
Veeva Systems, Inc., Class A (a)	87,585	25,223
IQVIA Holdings, Inc. (a)	105,500	16,626
CRISPR Therapeutics AG (a)(b)	334,619	16,276
Amgen, Inc.	55,569	15,515
Elevance Health, Inc.	26,768	10,412
QIAGEN NV	215,885	10,375
Verily Life Sciences, LLC (a)(c)(d)	300,178	9,825
Sarepta Therapeutics, Inc. (a)	498,337	8,521
		5,671,649

Industrials 10.54%
TransDigm Group, Inc.	716,472	1,089,496
General Electric Co.	1,544,121	397,441
Quanta Services, Inc.	987,626	373,402
Uber Technologies, Inc. (a)	3,500,000	326,550
Axon Enterprise, Inc. (a)	366,366	303,329
United Rentals, Inc.	343,479	258,777
Ingersoll-Rand, Inc.	2,632,733	218,991
GE Vernova, Inc.	384,741	203,586
United Airlines Holdings, Inc. (a)	2,300,410	183,182
ATI, Inc. (a)	2,086,140	180,117
Dayforce, Inc. (a)	3,030,416	167,855
Republic Services, Inc.	664,509	163,875
Equifax, Inc.	626,858	162,588
Boeing Co. (The) (a)	684,135	143,347
FTAI Aviation, Ltd.	1,094,574	125,920
Copart, Inc. (a)	2,348,144	115,223
Northrop Grumman Corp.	202,123	101,057
Airbus SE, non-registered shares	426,445	89,043
Ryanair Holdings PLC (ADR)	1,404,492	80,997
Ryanair Holdings PLC	96,554	2,732
Rocket Lab Corp. (a)(b)	2,320,675	83,011
Casella Waste Systems, Inc., Class A (a)	701,174	80,901
Old Dominion Freight Line, Inc.	490,000	79,527
Willscot Holdings Corp., Class A	2,545,837	69,756
Carrier Global Corp.	739,587	54,130
ITT, Inc.	343,000	53,793
Saia, Inc. (a)	192,280	52,683
Honeywell International, Inc.	204,196	47,553
HEICO Corp.	137,622	45,140
Bombardier, Inc., Class B (a)	518,058	45,135
XPO, Inc. (a)	263,564	33,286
Lennox International, Inc.	43,370	24,861
Safran SA	49,416	16,060
FedEx Corp.	68,327	15,531
Tetra Tech, Inc.	342,234	12,307
Einride AB (a)(c)(d)	78,648	2,633
		5,403,815

Financials 7.98%
Visa, Inc., Class A	2,685,292	953,413
Bank of America Corp.	7,760,600	367,232
Fiserv, Inc. (a)	1,979,966	341,366
Toast, Inc., Class A (a)	7,274,350	322,181
Mastercard, Inc., Class A	492,848	276,951
KKR & Co., Inc.	2,009,945	267,383
Affirm Holdings, Inc., Class A (a)	3,595,701	248,607

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Apollo Asset Management, Inc.	1,370,731	$194,466
Brookfield Corp., Class A	2,314,781	143,169
Capital One Financial Corp.	632,231	134,513
Blackstone, Inc.	802,515	120,040
Blue Owl Capital, Inc., Class A	4,832,647	92,835
Progressive Corp.	307,337	82,016
Block, Inc., Class A (a)	1,119,780	76,067
UBS Group AG	2,174,000	73,567
Ryan Specialty Holdings, Inc., Class A	1,007,426	68,495
First Citizens BancShares, Inc., Class A	31,833	62,280
Marsh & McLennan Cos., Inc.	275,836	60,309
Ares Management Corp., Class A	346,466	60,008
Truist Financial Corp.	1,350,366	58,052
Intercontinental Exchange, Inc.	176,208	32,329
Aon PLC, Class A	57,337	20,455
Kinsale Capital Group, Inc.	34,500	16,694
Arch Capital Group, Ltd.	159,854	14,555
Coinbase Global, Inc., Class A (a)	21,116	7,401
		4,094,384

Consumer staples 2.05%
Performance Food Group Co. (a)	3,559,500	311,350
Costco Wholesale Corp.	303,405	300,353
Dollar General Corp.	665,684	76,141
Mondelez International, Inc., Class A	861,831	58,122
Bunge Global SA	679,809	54,575
Philip Morris International, Inc.	298,723	54,406
Constellation Brands, Inc., Class A	325,000	52,871
Church & Dwight Co., Inc.	483,136	46,434
Dollar Tree Stores, Inc. (a)	372,328	36,875
Keurig Dr Pepper, Inc.	903,000	29,853
Estee Lauder Cos., Inc. (The), Class A	350,812	28,346
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	2,671
		1,051,997

Energy 1.98%
EOG Resources, Inc.	2,848,235	340,677
MEG Energy Corp.	8,273,055	156,318
Baker Hughes Co., Class A	3,500,000	134,190
Cenovus Energy, Inc. (CAD denominated)	6,693,761	91,085
TechnipFMC PLC	2,000,000	68,880
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	67,915
Diamondback Energy, Inc.	325,000	44,655
EQT Corp.	701,954	40,938
Tourmaline Oil Corp.	596,759	28,792
Schlumberger NV	662,103	22,379
ConocoPhillips	225,174	20,207
		1,016,036

Materials 1.42%
Wheaton Precious Metals Corp.	2,574,257	231,168
Grupo Mexico, SAB de CV, Series B	19,156,155	116,032
Royal Gold, Inc.	551,247	98,034
Albemarle Corp.	1,072,000	67,182
Linde PLC	122,857	57,642
Franco-Nevada Corp. (CAD denominated)	323,280	53,076

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
LyondellBasell Industries NV	856,344	$49,548
Sherwin-Williams Co.	98,004	33,651
Glencore PLC	5,275,000	20,535
		726,868

Utilities 0.70%
Constellation Energy Corp.	894,062	288,568
PG&E Corp.	4,145,582	57,789
Southern Co. (The)	127,300	11,690
		358,047

Real estate 0.60%
CoStar Group, Inc. (a)	2,099,529	168,802
Zillow Group, Inc., Class C, nonvoting shares (a)	2,008,084	140,666
		309,468
Total common stocks (cost: $20,717,415,000)		49,843,471
Preferred securities 0.29%
Information technology 0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	98,099
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	1,869
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	2,056
		141,620

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(c)(d)	154,765	5,182
Total preferred securities (cost: $96,054,000)		146,802
Rights & warrants 0.04%
Information technology 0.04%
Openai Global, LLC, rights (a)(c)(d)	13,740,540	22,672
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	— (f)
Total rights & warrants (cost: $13,741,000)		22,672
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	4,131

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)(d)	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)(d)	171,920	120
Total convertible stocks (cost: $18,269,000)		4,817

17	American Funds Insurance Series

Growth Fund (continued)
Short-term securities 3.06%	Shares	Value (000)
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)(h)	14,433,847	$1,443,384

Money market investments purchased with collateral from securities on loan 0.25%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (g)(i)	126,327,908	126,327
Total short-term securities (cost: $1,569,522,000)		1,569,711
Total investment securities 100.58% (cost: $22,415,001,000)		51,587,473
Other assets less liabilities (0.58)%		(297,705)
Net assets 100.00%		$51,289,768
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.81%
Money market investments 2.81%
Capital Group Central Cash Fund 4.35% (g)	$1,045,665	$3,192,626	$2,794,827	$(73)	$(7)	$1,443,384	$28,944
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (g)	4,032		4,032 (j)			—	— (k)
Total 2.81%				$(73)	$(7)	$1,443,384	$28,944

American Funds Insurance Series	18

Growth Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	$55,637	$98,099	0.19%
Stripe, Inc., Class B (a)(c)	5/6/2021	6,766	5,985	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	1,869	0.01
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,305	0.01
Openai Global, LLC, rights (a)(c)	9/30/2024	13,741	22,672	0.04
Verily Life Sciences, LLC (a)(c)	12/21/2018	37,000	9,825	0.02
Einride AB, Series C, preferred shares (a)(c)	11/23/2022-8/1/2024	5,262	5,182	0.01
Einride AB (a)(c)	2/1/2023	2,674	2,633	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	2,671	0.00 (l)
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	2,056	0.00 (l)
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares (c)	12/14/2023	1,382	566	0.00 (l)
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares (c)	10/22/2021	10,452	120	0.00 (l)
Total		$187,070	$191,274	0.37%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $137,026,000, which represented 0.27% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $191,274,000, which represented 0.37% of the net assets of the fund.

(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,671,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.66%	Shares	Value (000)
Industrials 18.27%
Airbus SE, non-registered shares	1,175,038	$245,352
Recruit Holdings Co., Ltd.	2,441,206	144,687
Rolls-Royce Holdings PLC	9,280,451	123,261
MTU Aero Engines AG	229,720	102,070
Siemens AG	342,280	87,754
Techtronic Industries Co., Ltd.	6,692,500	73,575
Melrose Industries PLC	9,427,170	68,687
Volvo AB, Class B	2,202,525	61,786
DSV A/S	196,029	47,106
Diploma PLC	649,753	43,595
Rumo SA	11,921,504	40,659
Localiza Rent a Car SA, ordinary nominative shares	5,037,704	37,571
Daikin Industries, Ltd.	284,574	33,644
Schneider Electric SE	123,293	32,794
Hitachi, Ltd.	1,041,000	30,397
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,411
AtkinsRealis Group, Inc.	263,382	18,473
Safran SA	56,700	18,427
Marubeni Corp.	835,500	16,901
Experian PLC	312,810	16,110
ITOCHU Corp.	287,300	15,075
Singapore Technologies Engineering, Ltd.	1,938,700	11,878
Grab Holdings, Ltd., Class A (a)	2,358,675	11,864
IHI Corp.	82,450	8,955
Ashtead Group PLC	105,159	6,739
		1,316,771

Financials 16.42%
Standard Chartered PLC	10,643,746	176,344
Banco Bilbao Vizcaya Argentaria SA	9,692,633	149,055
Nu Holdings, Ltd., Class A (a)	9,743,513	133,681
KB Financial Group, Inc.	1,185,335	97,402
ING Groep NV	4,427,753	97,147
3i Group PLC	1,312,886	74,248
Mizuho Financial Group, Inc.	2,329,200	64,585
AIA Group, Ltd.	5,580,497	50,047
China Merchants Bank Co., Ltd., Class A	6,885,237	44,153
Ping An Insurance (Group) Company of China, Ltd., Class A	5,391,410	41,744
Ping An Insurance (Group) Company of China, Ltd., Class H	5,500	35
Munchener Ruckversicherungs-Gesellschaft AG	56,655	36,745
Societe Generale	641,452	36,684
Tokio Marine Holdings, Inc.	722,100	30,643
Bank Central Asia Tbk PT	56,767,400	30,333
BNP Paribas SA	274,697	24,696
Barclays PLC	4,901,727	22,695
Bank Mandiri (Persero) Tbk PT	74,952,600	22,530
ICICI Bank, Ltd.	1,170,642	19,735
NatWest Group PLC	2,303,704	16,171
Kotak Mahindra Bank, Ltd.	425,144	10,725
Futu Holdings, Ltd. (ADR)	35,499	4,387
		1,183,785

Information technology 13.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,788,936	355,207
SAP SE	457,023	138,975
ASML Holding NV	131,045	104,598
SK hynix, Inc.	474,112	102,579
Tokyo Electron, Ltd.	526,498	101,201
Shopify, Inc., Class A, subordinate voting shares (a)	387,897	44,744

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
STMicroelectronics NV	941,936	$28,776
Infineon Technologies AG	575,649	24,489
Constellation Software, Inc.	3,666	13,442
Tata Consultancy Services, Ltd.	242,399	9,785
Keyence Corp.	22,764	9,143
Renesas Electronics Corp.	608,100	7,555
NEC Corp.	244,075	7,151
Canva, Inc. (a)(b)(c)	4,819	6,168
Elite Material Co., Ltd. (a)	142,322	4,297
		958,110

Communication services 9.09%
SoftBank Group Corp.	2,223,300	162,342
Deutsche Telekom AG	3,342,675	121,945
Tencent Holdings, Ltd.	1,728,061	110,729
Bharti Airtel, Ltd.	4,448,767	104,247
Universal Music Group NV	1,409,146	45,614
Sea, Ltd., Class A (ADR) (a)	247,921	39,652
NetEase, Inc.	879,716	23,646
Advanced Info Service PCL, foreign registered shares	2,166,500	18,560
Singapore Telecommunications, Ltd.	5,800,500	17,427
Nintendo Co., Ltd.	117,200	11,296
		655,458

Consumer discretionary 9.02%
MercadoLibre, Inc. (a)	34,217	89,431
adidas AG	335,638	78,263
Trip.com Group, Ltd.	1,243,307	72,223
Flutter Entertainment PLC (a)	244,696	69,924
Compagnie Financiere Richemont SA, Class A	273,347	51,486
Maruti Suzuki India, Ltd.	313,157	45,279
Ferrari NV (EUR denominated)	87,650	42,961
NEXT PLC	242,819	41,463
Hyundai Motor Co.	162,486	24,501
Midea Group Co., Ltd., Class A	2,284,500	23,019
H World Group, Ltd. (ADR)	587,501	19,928
Moncler SpA	341,959	19,492
Galaxy Entertainment Group, Ltd.	4,030,000	17,891
Industria de Diseno Textil SA	266,263	13,857
Fast Retailing Co., Ltd.	33,500	11,520
Shimano, Inc.	71,200	10,336
Coupang, Inc., Class A (a)	205,714	6,163
Stellantis NV	499,419	5,006
Hermes International	1,637	4,433
LVMH Moet Hennessy-Louis Vuitton SE	5,799	3,037
		650,213

Health care 8.62%
Novo Nordisk AS, Class B	2,797,531	194,165
Daiichi Sankyo Co., Ltd.	6,367,450	148,790
Sanofi	1,342,290	129,986
Eurofins Scientific SE, non-registered shares	494,520	35,208
Zealand Pharma AS (a)	566,084	31,702
AstraZeneca PLC	196,051	27,234
Alcon, Inc.	214,923	19,015
Sandoz Group AG	212,368	11,621

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
EssilorLuxottica SA	36,064	$9,894
bioMerieux SA	63,303	8,754
Ambu AS, Class B, non-registered shares	319,853	5,020
		621,389

Materials 7.87%
First Quantum Minerals, Ltd. (a)	14,456,903	256,811
Ivanhoe Mines, Ltd., Class A (a)	6,385,274	47,969
Ivanhoe Mines, Ltd., Class A (a)(c)	3,675,281	27,610
Rio Tinto PLC	930,790	54,236
Shin-Etsu Chemical Co., Ltd.	1,256,900	41,651
Grupo Mexico, SAB de CV, Series B	5,747,400	34,813
Air Liquide SA	118,039	24,352
Nitto Denko Corp.	1,148,055	22,255
Smurfit Westrock PLC	316,723	13,666
Nippon Sanso Holdings Corp.	355,500	13,486
Anglo American PLC	350,603	10,347
Akzo Nobel NV	112,948	7,903
Antofagasta PLC	291,075	7,230
DSM-Firmenich AG	46,001	4,891
		567,220

Consumer staples 5.97%
British American Tobacco PLC	2,677,738	127,286
Nestle SA	617,355	61,335
Danone SA	740,649	60,513
L’Oreal SA, non-registered shares	131,934	56,430
Ajinomoto Co., Inc.	1,796,300	48,760
JBS NV (BDR) (a)	1,940,148	27,928
Kweichow Moutai Co., Ltd., Class A	90,352	17,773
Avenue Supermarts, Ltd. (a)	262,709	13,394
Uni-Charm Corp.	1,184,800	8,561
Imperial Brands PLC	193,818	7,654
Suntory Beverage & Food, Ltd.	19,800	634
		430,268

Energy 5.50%
Reliance Industries, Ltd.	10,489,681	183,545
Canadian Natural Resources, Ltd. (CAD denominated)	4,945,487	155,437
Cenovus Energy, Inc. (CAD denominated)	2,993,045	40,728
Shell PLC (GBP denominated)	316,792	11,104
Neste OYJ	391,662	5,315
		396,129

Utilities 1.61%
Gulf Development PCL	36,220,543	43,253
E.ON SE	1,586,206	29,195
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	16,677
SembCorp Industries, Ltd.	2,815,100	15,166
Engie SA	511,996	12,017
		116,308
Total common stocks (cost: $5,034,543,000)		6,895,651

American Funds Insurance Series	22

International Fund (continued)
Preferred securities 0.46%	Shares	Value (000)
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,838,084	$32,903

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(c)	422	540
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(c)	18	23
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)(c)	1	2
		565
Total preferred securities (cost: $29,320,000)		33,468
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	7,730	— (d)
Total rights & warrants (cost: $0)		— (d)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)(f)	3,308,684	330,868
Total short-term securities (cost: $330,857,000)		330,868
Total investment securities 100.71% (cost: $5,394,720,000)		7,259,987
Other assets less liabilities (0.71)%		(51,283)
Net assets 100.00%		$7,208,704
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.59%
Capital Group Central Cash Fund 4.35% (e)	$396,476	$948,672	$1,014,187	$(59)	$(34)	$330,868	$6,773
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (e)	1,000		1,000 (g)			—	— (h)
Total 4.59%				$(59)	$(34)	$330,868	$6,773

23	American Funds Insurance Series

International Fund (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$27,610	0.38%
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	31	23	0.00 (i)
Canva, Inc., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (i)
Total		$41,929	$34,343	0.48%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $34,343,000, which represented 0.48% of the net assets of the fund.

(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund
Investment portfolio June 30, 2025unaudited

Common stocks 92.43%	Shares	Value (000)
Financials 18.97%
Nu Holdings, Ltd., Class A (a)	3,475,989	$47,691
Banco Bilbao Vizcaya Argentaria SA	3,027,732	46,561
Mastercard, Inc., Class A	53,659	30,153
KB Financial Group, Inc.	330,656	27,171
UniCredit SpA	389,263	26,095
Kotak Mahindra Bank, Ltd.	1,018,993	25,707
HDFC Bank, Ltd.	920,326	21,479
Capitec Bank Holdings, Ltd.	103,880	20,836
Abu Dhabi Islamic Bank PJSC	3,439,751	20,137
XP, Inc., Class A	951,063	19,211
ICICI Bank, Ltd.	777,107	13,101
ICICI Bank, Ltd. (ADR)	158,364	5,327
Eurobank Ergasias Services and Holdings SA	5,246,223	18,020
PICC Property and Casualty Co., Ltd., Class H	9,028,947	17,483
AIA Group, Ltd.	1,823,800	16,356
PB Fintech, Ltd. (a)	758,548	16,132
Hana Financial Group, Inc.	237,601	15,193
Standard Chartered PLC	898,272	14,882
Cholamandalam Investment and Finance Co., Ltd.	768,894	14,596
Bank Mandiri (Persero) Tbk PT	47,604,600	14,309
Bank Central Asia Tbk PT	24,537,323	13,111
Visa, Inc., Class A	35,083	12,456
National Bank of Greece SA	882,700	11,261
Grupo Financiero Banorte, SAB de CV, Series O	1,229,490	11,238
AU Small Finance Bank, Ltd.	1,119,542	10,672
Hong Kong Exchanges and Clearing, Ltd.	199,900	10,665
B3 SA - Brasil, Bolsa, Balcao	3,890,498	10,440
BSE, Ltd.	311,729	10,069
Shriram Finance, Ltd.	1,216,175	10,024
S&P Global, Inc.	18,499	9,754
Al Rajhi Banking and Investment Corp., non-registered shares	385,958	9,735
Banco BTG Pactual SA, units	1,168,887	9,090
Brookfield Corp., Class A	140,664	8,700
Woori Financial Group, Inc.	459,527	7,644
Samsung Fire & Marine Insurance Co., Ltd.	23,477	7,550
Emirates NBD Bank PJSC	1,209,547	7,509
Bank of the Philippine Islands	3,239,828	7,477
Alpha Bank SA	1,994,176	7,024
China Merchants Bank Co., Ltd., Class H	827,500	5,782
China Merchants Bank Co., Ltd., Class A	120,400	772
People’s Insurance Company (Group) of China, Ltd. (The), Class H	8,466,000	6,439
Banco Santander SA	727,899	6,025
Bajaj Finance, Ltd.	539,900	5,896
HSBC Holdings PLC (GBP denominated)	472,913	5,724
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,502,880	4,205
Commercial International Bank - Egypt (CIB) SAE	644,623	1,095
Aon PLC, Class A	13,063	4,660
Axis Bank, Ltd.	310,838	4,347
Prudential PLC	340,961	4,271
Futu Holdings, Ltd. (ADR)	33,166	4,099
Central Depository Services (India), Ltd.	187,676	3,926
Akbank TAS	1,762,454	3,019
Saudi National Bank (The)	304,355	2,931
Canara Bank	2,191,124	2,918
Erste Group Bank AG	33,639	2,865
Grupo Financiero Galicia SA, Class B (ADR)	55,124	2,778
Vietnam Technological and Commercial JSCB (The) (a)	1,840,100	2,554
360 ONE WAM, Ltd.	177,690	2,475
BNP Paribas SA	27,469	2,470
Discovery, Ltd.	193,692	2,350
Ping An Insurance (Group) Company of China, Ltd., Class H	352,544	2,239

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Edenred SA	64,058	$1,984
Kaspi.kz JSC (ADR)	22,533	1,913
Abu Dhabi Commercial Bank PJSC	509,562	1,870
Bajaj Finserv, Ltd.	73,887	1,771
CVC Capital Partners PLC	83,328	1,706
Bank of Ningbo Co., Ltd., Class A	404,900	1,546
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,484
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,412
Swiss Re AG	6,155	1,064
Kasikornbank PCL, foreign registered shares	222,300	1,052
BDO Unibank, Inc.	303,450	823
Bank of Baroda	248,531	721
Haci Omer Sabanci Holding AS	277,306	624
Asia Commercial Joint Stock Bank	708,170	578
Sberbank of Russia PJSC (b)	2,662,164	— (c)
		707,247

Information technology 18.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,705,769	243,329
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,746	2,660
Microsoft Corp.	160,306	79,738
SK hynix, Inc.	316,700	68,521
Broadcom, Inc.	210,647	58,065
NVIDIA Corp.	239,839	37,892
ASML Holding NV	31,681	25,287
ASML Holding NV (ADR)	2,208	1,770
Cloudflare, Inc., Class A (a)	86,459	16,931
Synopsys, Inc. (a)	30,581	15,678
SAP SE	39,474	12,004
SAP SE (ADR)	4,295	1,306
Capgemini SE	61,733	10,548
E Ink Holdings, Inc.	1,334,000	10,092
Keyence Corp.	24,300	9,760
Tokyo Electron, Ltd.	47,000	9,034
MediaTek, Inc.	200,000	8,558
Apple, Inc.	30,219	6,200
KLA Corp.	6,801	6,092
Coforge, Ltd.	264,597	5,938
Elite Material Co., Ltd. (a)	180,992	5,465
Samsung Electronics Co., Ltd.	111,167	4,926
eMemory Technology, Inc.	59,000	4,767
Oracle Corp.	21,311	4,659
Advantech Co., Ltd.	341,000	3,969
HCL Technologies, Ltd.	168,613	3,399
Globant SA (a)	36,165	3,285
TDK Corp.	236,800	2,788
Micron Technology, Inc.	21,422	2,640
ASM International NV	3,936	2,519
Credo Technology Group Holding, Ltd. (a)	26,663	2,469
Tata Consultancy Services, Ltd.	60,004	2,422
Xiaomi Corp., Class B (a)	174,600	1,333
EPAM Systems, Inc. (a)	6,651	1,176
Unity Software, Inc. (a)	46,938	1,136
Canva, Inc. (a)(b)(d)	385	493
Disco Corp.	1,400	414
		677,263

Consumer discretionary 12.08%
MercadoLibre, Inc. (a)	34,697	90,685

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Trip.com Group, Ltd. (ADR)	439,599	$25,778
Trip.com Group, Ltd.	403,445	23,436
BYD Co., Ltd., Class A	402,408	18,640
BYD Co., Ltd., Class H	835,500	13,038
Midea Group Co., Ltd., Class A	2,728,768	27,495
LVMH Moet Hennessy-Louis Vuitton SE	37,495	19,637
Eicher Motors, Ltd.	260,810	17,202
Galaxy Entertainment Group, Ltd.	3,645,000	16,182
Meituan, Class B (a)	836,900	13,359
Alibaba Group Holding, Ltd.	651,172	9,108
Alibaba Group Holding, Ltd. (ADR)	30,817	3,495
Jumbo SA	364,196	12,570
Compagnie Financiere Richemont SA, Class A	65,071	12,256
H World Group, Ltd. (ADR)	316,639	10,741
H World Group, Ltd.	244,900	828
Ferrari NV (EUR denominated)	20,115	9,859
Maruti Suzuki India, Ltd.	58,873	8,512
Titan Co., Ltd.	195,971	8,433
TVS Motor Co., Ltd.	232,931	7,926
Ryohin Keikaku Co., Ltd.	158,500	7,622
adidas AG	28,112	6,555
Amadeus IT Group SA, Class A, non-registered shares	64,781	5,455
Hermes International	1,896	5,135
Naspers, Ltd., Class N	16,462	5,129
MakeMyTrip, Ltd. (a)	47,364	4,643
Sands China, Ltd.	2,207,600	4,595
Booking Holdings, Inc.	791	4,579
PDD Holdings, Inc. (ADR) (a)	39,455	4,129
Wynn Resorts, Ltd.	43,313	4,057
Industria de Diseno Textil SA	73,400	3,820
Tesla, Inc. (a)	11,265	3,578
Shenzhou International Group Holdings, Ltd.	495,900	3,525
Inchcape PLC	303,859	3,028
Royal Caribbean Cruises, Ltd.	9,211	2,884
Li Ning Co., Ltd.	1,304,655	2,812
YUM! Brands, Inc.	17,671	2,619
Starbucks Corp.	27,127	2,486
Aptiv Holdings, Ltd. (a)	35,729	2,437
Vibra Energia SA	570,400	2,274
Mahindra & Mahindra, Ltd.	60,173	2,233
Marriott International, Inc., Class A	7,554	2,064
Swiggy, Ltd. (a)	344,328	1,608
Evolution AB	18,493	1,469
Hilton Worldwide Holdings, Inc.	5,460	1,454
ANTA Sports Products, Ltd.	118,700	1,429
Tube Investments of India, Ltd.	36,685	1,330
NIKE, Inc., Class B	18,711	1,329
Renault SA	25,328	1,167
Hyundai Mobis Co., Ltd.	5,052	1,074
Compagnie Generale des Etablissements Michelin	28,554	1,061
Shangri-La Asia, Ltd.	1,774,000	965
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	862
Pop Mart International Group, Ltd.	25,000	849
Hyundai Motor India, Ltd. (a)	32,248	835
ITC Hotels, Ltd. (a)	33,979	88
		450,359

Industrials 11.08%
Airbus SE, non-registered shares	259,078	54,096
Rolls-Royce Holdings PLC	2,326,727	30,903

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,894,600	$28,416
Rumo SA	5,953,921	20,306
Safran SA	58,562	19,032
Copa Holdings SA, Class A	148,121	16,289
Techtronic Industries Co., Ltd.	1,363,500	14,990
General Electric Co.	56,239	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	1,505,802	13,569
Hitachi, Ltd.	414,600	12,107
BAE Systems PLC	464,567	12,030
LS Electric Co., Ltd.	51,458	11,400
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	386,440	8,871
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	6,194	1,422
TransDigm Group, Inc.	6,399	9,731
Mitsubishi Heavy Industries, Ltd.	368,500	9,238
Localiza Rent a Car SA, ordinary nominative shares	1,230,526	9,177
Contemporary Amperex Technology Co., Ltd., Class A	259,276	9,126
Daikin Industries, Ltd.	75,700	8,950
Larsen & Toubro, Ltd.	209,113	8,948
Uber Technologies, Inc. (a)	95,102	8,873
Leonardo SpA	157,004	8,837
Motiva Infraestrutura de Mobilidade SA	3,342,651	8,484
DSV A/S	33,179	7,973
Siemens AG	29,434	7,546
Jiangsu Hengli Hydraulic Co., Ltd., Class A	655,664	6,588
Weichai Power Co., Ltd., Class A	1,845,700	3,962
Weichai Power Co., Ltd., Class H	947,000	1,923
Wizz Air Holdings PLC (a)(e)	272,591	4,078
IMCD NV	30,258	4,065
Schneider Electric SE	14,918	3,968
Carrier Global Corp.	52,454	3,839
Aselan Elektronik Sanayi ve Ticaret AS	1,006,320	3,811
InPost SA (a)	216,724	3,600
Ayala Corp.	336,470	3,405
GT Capital Holdings, Inc.	239,920	2,445
Bureau Veritas SA	67,515	2,302
Hanwha Aerospace Co., Ltd.	2,973	1,868
Ingersoll-Rand, Inc.	22,177	1,845
Boeing Co. (The) (a)	8,316	1,742
Grab Holdings, Ltd., Class A (a)	306,584	1,542
GE Vernova, Inc.	2,861	1,514
Epiroc AB, Class B	67,124	1,284
SM Investments Corp.	70,690	1,094
Airports of Thailand PCL, foreign registered shares	1,080,600	1,007
Legrand SA	7,279	973
Embraer SA	66,072	937
Haitian International Holdings, Ltd.	154,146	401
		412,982

Communication services 9.75%
Tencent Holdings, Ltd.	1,173,251	75,178
Meta Platforms, Inc., Class A	86,453	63,810
Bharti Airtel, Ltd.	1,701,223	39,865
Bharti Airtel, Ltd., interim shares	51,552	919
NetEase, Inc.	1,122,300	30,167
Kanzhun, Ltd., Class A (ADR) (a)	1,296,931	23,137
MTN Group, Ltd.	2,635,868	20,969
Alphabet, Inc., Class C	66,759	11,842
Alphabet, Inc., Class A	39,299	6,926
Netflix, Inc. (a)	12,144	16,262
KT Corp. (ADR)	662,486	13,766

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Music Entertainment Group, Class A (ADR)	602,261	$11,738
America Movil, SAB de CV, Class B (ADR)	539,303	9,675
True Corp. PCL, foreign registered shares (a)	19,498,986	6,670
True Corp. PCL, nonvoting depositary receipts (a)	3,864,400	1,322
Telkom Indonesia (Persero) Tbk PT, Class B	34,179,000	5,853
Sea, Ltd., Class A (ADR) (a)	33,685	5,388
TIM SA	1,320,002	5,357
Orange	301,138	4,581
Baidu, Inc., Class A (ADR) (a)	48,302	4,142
Indus Towers, Ltd. (a)	366,083	1,798
Singapore Telecommunications, Ltd.	557,100	1,674
Kuaishou Technology, Class B (a)	151,800	1,224
JCDecaux SE	55,457	1,013
		363,276

Health care 6.12%
Novo Nordisk AS, Class B	641,758	44,542
Max Healthcare Institute, Ltd.	2,750,648	40,926
Eli Lilly and Co.	40,343	31,449
Laurus Labs, Ltd.	1,869,207	15,799
AstraZeneca PLC	77,534	10,770
Thermo Fisher Scientific, Inc.	23,722	9,618
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	1,008,388	7,304
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	260,000	1,782
Rede D’Or Sao Luiz SA	1,270,637	8,284
BeOne Medicines, Ltd. (ADR) (a)	30,564	7,399
BeOne Medicines, Ltd. (a)	36,200	681
Innovent Biologics, Inc. (a)	675,873	6,750
Zai Lab, Ltd. (ADR) (a)(e)	174,660	6,108
Abbott Laboratories	44,758	6,088
EssilorLuxottica SA	15,989	4,386
Danaher Corp.	18,681	3,690
Mankind Pharma, Ltd. (a)	116,150	3,142
OdontoPrev SA	1,320,175	2,848
Revvity, Inc.	24,914	2,410
bioMerieux SA	16,481	2,279
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	133,206	2,232
Lupin, Ltd.	85,261	1,927
WuXi AppTec Co., Ltd., Class H	154,400	1,547
Alcon, Inc.	17,457	1,544
Mettler-Toledo International, Inc. (a)	1,181	1,387
Asahi Intecc Co., Ltd.	71,500	1,134
Medtronic PLC	12,711	1,108
Wuxi Biologics (Cayman), Inc. (a)	240,500	786
CanSino Biologics, Inc., Class H (a)	35,921	158
		228,078

Consumer staples 6.01%
Kweichow Moutai Co., Ltd., Class A	175,970	34,615
Nestle SA	195,460	19,419
ITC, Ltd.	3,337,250	16,206
Dino Polska SA, non-registered shares (a)	88,026	12,846
Arca Continental, SAB de CV	1,023,525	10,818
Carlsberg A/S, Class B	73,053	10,351
JBS NV (BDR) (a)	649,875	9,355
Avenue Supermarts, Ltd. (a)	164,225	8,373
Anheuser-Busch InBev SA/NV	110,064	7,551
KT&G Corp.	73,530	6,957
Shoprite Holdings, Ltd.	411,098	6,431

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Tsingtao Brewery Co., Ltd., Class H	950,634	$6,206
Ajinomoto Co., Inc.	220,098	5,975
Varun Beverages, Ltd.	1,109,686	5,920
Monster Beverage Corp. (a)	94,046	5,891
Philip Morris International, Inc.	32,137	5,853
L’Oreal SA, non-registered shares	12,555	5,370
Constellation Brands, Inc., Class A	32,052	5,214
United Spirits, Ltd.	271,676	4,524
Raia Drogasil SA, ordinary nominative shares	1,609,884	4,480
British American Tobacco PLC	90,968	4,324
Masan Group Corp. (a)	1,415,200	4,161
Budweiser Brewing Co., APAC, Ltd. (e)	3,732,500	3,695
BBB Foods, Inc., Class A (a)	125,631	3,488
Mondelez International, Inc., Class A	39,313	2,651
Danone SA	26,928	2,200
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,143,368	2,092
WH Group, Ltd.	2,142,000	2,060
Godrej Consumer Products, Ltd.	140,237	1,927
Coca-Cola Co.	25,766	1,823
Dabur India, Ltd.	279,582	1,582
Chongqing Brewery Co., Ltd., Class A	142,300	1,094
JD Health International, Inc. (a)	107,650	590
		224,042

Materials 4.92%
First Quantum Minerals, Ltd. (a)	1,714,836	30,462
Linde PLC	40,288	18,902
Freeport-McMoRan, Inc.	420,670	18,236
Vale SA, ordinary nominative shares	1,001,048	9,701
Vale SA (ADR), ordinary nominative shares	724,393	7,034
Barrick Mining Corp.	624,702	13,006
APL Apollo Tubes, Ltd.	562,052	11,398
Glencore PLC	2,517,627	9,801
Amcor PLC (CDI)	857,203	8,011
Grupo Mexico, SAB de CV, Series B	1,305,403	7,907
BASF SE	116,745	5,756
Sika AG	19,448	5,280
Anhui Conch Cement Co., Ltd., Class H	1,677,500	4,265
Nutrien, Ltd. (CAD denominated)	71,990	4,195
Southern Copper Corp.	34,299	3,470
Impala Platinum Holdings, Ltd. (a)	303,087	2,721
Fresnillo PLC	134,845	2,665
Valterra Platinum, Ltd. (ZAR denominated)	59,708	2,665
Corteva, Inc.	34,721	2,588
Ivanhoe Mines, Ltd., Class A (a)	343,840	2,583
Wheaton Precious Metals Corp. (CAD denominated)	27,361	2,460
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,030	2,326
SRF, Ltd.	48,298	1,826
Asian Paints, Ltd.	63,269	1,727
Akzo Nobel NV	20,703	1,449
Arkema SA	14,823	1,092
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	682
Antofagasta PLC	20,116	500
Albemarle Corp.	5,932	372
Shin-Etsu Chemical Co., Ltd.	9,800	325
Gerdau SA (ADR)	55,796	163
Alrosa PJSC (b)	1,123,215	— (c)
		183,568

American Funds Insurance Series	30

New World Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 2.23%
Reliance Industries, Ltd.	1,019,587	$17,840
TotalEnergies SE	245,605	15,073
Adnoc Gas PLC	11,725,982	10,920
ADNOC Drilling Co. PJSC	6,155,841	9,554
Vista Energy, SAB de CV, Class A (ADR) (a)	184,959	8,843
Galp Energia, SGPS, SA, Class B	243,804	4,472
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,847	4,314
Cheniere Energy, Inc.	17,049	4,152
Shell PLC (GBP denominated)	92,430	3,240
Chevron Corp.	15,884	2,274
Schlumberger NV	61,022	2,063
Borr Drilling, Ltd. (a)	149,981	274
Rosneft Oil Co. PJSC (b)	588,661	— (c)
		83,019

Real estate 1.71%
Lodha Developers, Ltd.	2,312,205	37,320
China Resources Mixc Lifestyle Services, Ltd.	1,957,600	9,464
China Resources Land, Ltd.	1,274,000	4,317
Emaar Properties PJSC	1,115,023	4,129
CK Asset Holdings, Ltd.	741,500	3,268
KE Holdings, Inc., Class A (ADR)	128,112	2,273
SM Prime Holdings, Inc.	5,013,400	2,087
Longfor Group Holdings, Ltd.	336,846	397
Fibra Uno Administracion REIT, SA de CV	214,685	297
ALLOS SA, ordinary nominative shares	60,765	254
		63,806

Utilities 1.39%
Equatorial Energia SA, ordinary nominative shares	1,522,946	10,080
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	415,797	9,117
Gulf Development PCL	7,550,993	9,017
Power Grid Corporation of India, Ltd.	1,889,109	6,606
SembCorp Industries, Ltd.	1,194,800	6,437
Torrent Power, Ltd.	240,398	4,114
Engie SA	156,238	3,667
CPFL Energia SA	254,682	1,915
AES Corp.	74,426	783
		51,736
Total common stocks (cost: $2,102,932,000)		3,445,376
Preferred securities 0.74%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,293,179	8,781
Itau Unibanco Holding SA, preferred nominative shares	444,376	3,022
		11,803

Real estate 0.23%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(d)	32,657	6,965
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(d)	8,400	1,791
		8,756

31	American Funds Insurance Series

New World Fund (continued)
Preferred securities (continued)	Shares	Value (000)

Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	140,739	$5,162
Canva, Inc., Series A, noncumulative preferred shares (a)(b)(d)	34	44
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)(d)	1	1
		5,207

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	35,578	1,758
Getir BV, Series D, preferred shares (a)(b)(d)	7,768	— (c)
		1,758
Total preferred securities (cost: $28,667,000)		27,524
Rights & warrants 0.00%
Industrials 0.00%
Hanwha Aerospace Co., Ltd., rights, expire 7/2/2025 (a)	215	26
Total rights & warrants (cost: $0)		26
Convertible stocks 0.00%
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	183
Total convertible stocks (cost: $286,000)		183
Bonds, notes & other debt instruments 3.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	176
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	903
Angola (Republic of) 9.50% 11/12/2025	400	402
Angola (Republic of) 8.25% 5/9/2028	600	566
Angola (Republic of) 8.00% 11/26/2029 (f)	445	405
Angola (Republic of) 8.75% 4/14/2032 (f)	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (g)	937	633
Argentine Republic 5.00% 1/9/2038	601	430
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,954
Brazil (Federative Republic of) 6.00% 5/15/2027 (h)	26,460	4,646
Brazil (Federative Republic of) 10.00% 1/1/2031	11,625	1,879
Brazil (Federative Republic of) 6.00% 8/15/2032 (h)	3,284	559
Brazil (Federative Republic of) 10.00% 1/1/2033	27,330	4,280
Brazil (Federative Republic of) 10.00% 1/1/2035	71,700	10,893
Brazil (Federative Republic of) 6.00% 8/15/2050 (h)	7,526	1,232
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	444
Chile (Republic of) 4.34% 3/7/2042	USD350	304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	821
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,429
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	218
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,480	714
Colombia (Republic of) 3.25% 4/22/2032	USD700	555
Colombia (Republic of) 8.50% 4/25/2035	400	416
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	508
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	858
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	445
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,223,500	219

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (h)	COP6,870	$515
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	780
Colombia (Republic of), Series B, 7.25% 10/26/2050	4,713,300	693
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	159
Czech Republic 1.95% 7/30/2037	CZK17,900	659
Dominican Republic 8.625% 4/20/2027 (f)	USD383	398
Dominican Republic 5.50% 2/22/2029 (f)	275	274
Dominican Republic 7.05% 2/3/2031 (f)	150	158
Dominican Republic 5.875% 1/30/2060	885	745
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	553
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	325
Egypt (Arab Republic of) 8.875% 5/29/2050	755	630
Egypt (Arab Republic of) 8.15% 11/20/2059 (f)	500	386
Gabonese Republic 7.00% 11/24/2031	500	399
Honduras (Republic of) 6.25% 1/19/2027	875	877
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	269
Hungary (Republic of) 6.25% 9/22/2032 (f)	330	345
Hungary (Republic of), Series A, 2.00% 5/23/2029	HUF255,550	643
India (Republic of) 7.32% 11/13/2030	INR3,480	43
India (Republic of) 6.54% 1/17/2032	15,620	185
India (Republic of) 7.18% 7/24/2037	176,070	2,151
India (Republic of) 7.09% 8/5/2054	280,280	3,303
Indonesia (Republic of) 6.625% 2/17/2037	USD300	334
Indonesia (Republic of) 7.125% 8/15/2040	IDR7,421,000	464
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	9,590,000	608
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	19
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	16,818,000	1,060
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,819
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	518
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	951
Kenya (Republic of) 6.30% 1/23/2034	645	523
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	524
Kenya (Republic of) 9.50% 3/5/2036	330	312
Malaysia (Federation of) 4.28% 3/23/2054	MYR1,255	311
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	8,766	2,132
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	164
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	801
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	524
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	270
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	666
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	508
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	406
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	262
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	747
Morocco (Kingdom of) 4.75% 4/2/2035	200	236
Mozambique (Republic of) 9.00% 9/15/2031	USD540	447
Nigeria (Republic of) 7.625% 11/21/2025 (f)	358	361
Nigeria (Republic of) 7.625% 11/21/2025	342	345
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	480
Oman (Sultanate of) 6.00% 8/1/2029	USD715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	99
Panama (Republic of) 7.875% 3/1/2057	600	612
Paraguay (Republic of) 4.95% 4/28/2031	320	319
Peru (Republic of) 3.00% 1/15/2034	225	190
Peru (Republic of) 6.55% 3/14/2037	360	392
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	339
Philippines (Republic of) 6.375% 10/23/2034	145	160

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 1/20/2040	USD500	$432
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	693
Poland (Republic of) 4.875% 10/4/2033	USD560	557
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN9,440	2,732
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,862
Romania 2.00% 1/28/2032	EUR950	910
Romania 5.25% 5/30/2032	450	523
Romania 5.25% 5/30/2032	230	267
Romania 2.00% 4/14/2033	300	271
Romania 5.625% 5/30/2037	390	434
Romania 2.875% 4/13/2042	335	246
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	USD2,300	2,195
Senegal (Republic of) 4.75% 3/13/2028	EUR600	560
Senegal (Republic of) 4.75% 3/13/2028	200	187
Sharjah (Emirate of) 4.625% 2/13/2032	651	769
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (f)	USD1,010	1,007
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	199
South Africa (Republic of) 11.625% 3/31/2053	ZAR22,337	1,324
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	25
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	621
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	17,388	920
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,593
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	720
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,526
Turkey (Republic of) 26.20% 10/5/2033	TRY41,134	955
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	35,060	826
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	219
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	417
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	619
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,208
United Mexican States 6.875% 5/13/2037	610	638
United Mexican States 4.75% 3/8/2044	800	632
United Mexican States 3.75% 4/19/2071	200	114
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,560
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,871
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,493
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,864
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,059
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,182
United Mexican States, Series S, 4.00% 10/29/2054 (h)	14,702	678
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018 (i)	USD75	11
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019 (i)	930	138
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (i)	805	113
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (i)	800	129
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (i)	180	30
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028	230	41
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038	65	11
		112,814
Corporate bonds, notes & loans 0.39%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	415
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	249
Petroleos Mexicanos 6.49% 1/23/2027	175	174
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,095
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	187
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	310

American Funds Insurance Series	34

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	USD250	$263
Vista Energy Argentina SAU 7.625% 12/10/2035 (f)	390	379
YPF SA 8.25% 1/17/2034 (f)	335	336
		3,408

Communication services 0.07%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	753
America Movil, SAB de CV, 9.50% 1/27/2031	24,000	1,283
PLDT, Inc. 2.50% 1/23/2031	USD210	189
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	258
		2,483

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
Meituan 3.05% 10/28/2030 (f)	400	369
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	349
MercadoLibre, Inc. 3.125% 1/14/2031	200	180
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256
		1,631

Utilities 0.04%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	292
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	264	241
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (f)	412	381
Greenko Dutch BV 3.85% 3/29/2026 (f)	176	173
Greenko Dutch BV 3.85% 3/29/2026	176	173
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (g)	350	347
		1,607

Materials 0.04%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	311
CSN Resources SA 8.875% 12/5/2030 (f)	400	397
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	520	515
		1,570

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	400	372
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(g)	340	360
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	277
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (g)	400	430
		1,439

Industrials 0.03%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	335	336
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	355	363
Mexico City Airport Trust 4.25% 10/31/2026	200	196
		895

35	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		USD200	$204
NBM US Holdings, Inc. 7.00% 5/14/2026 (d)		200	201
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	423
			828

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (f)		260	247
Rede D’Or Finance SARL 4.50% 1/22/2030		480	456
			703
Total corporate bonds, notes & loans			14,564
Total bonds, notes & other debt instruments (cost: $127,773,000)			127,378
Short-term securities 4.09%		Shares
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)(k)		1,476,818	147,681

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (j)(l)		4,305,789	4,306
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP11,900	228
Egypt (Arab Republic of) 1/6/2026	19.531	12,600	222
			450
Total short-term securities (cost: $152,427,000)			152,437
Total investment securities 100.68% (cost: $2,412,085,000)			3,752,924
Other assets less liabilities (0.68)%			(25,264)
Net assets 100.00%			$3,727,660
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/3/2025	USD(416)	$(1)
5 Year Euro-Bobl Futures	Short	14	9/10/2025	(1,941)	5
5 Year U.S. Treasury Note Futures	Short	3	10/3/2025	(327)	(3)
10 Year Euro-Bund Futures	Short	15	9/10/2025	(2,300)	12
10 Year Ultra U.S. Treasury Note Futures	Long	18	9/30/2025	2,057	40

American Funds Insurance Series	36

New World Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
20 Year U.S. Treasury Bond Futures	Long	1	9/30/2025	USD116	$4
30 Year Ultra U.S. Treasury Bond Futures	Long	1	9/30/2025	119	4
					$61
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
CNH	6,810	USD	952	Standard Chartered Bank	7/9/2025	$— (c)
USD	471	MYR	1,995	BNP Paribas	7/9/2025	(2)
INR	1,695	USD	20	Standard Chartered Bank	7/14/2025	— (c)
USD	962	EUR	839	Standard Chartered Bank	7/14/2025	(28)
EUR	490	USD	560	BNP Paribas	7/15/2025	17
MXN	1,228	USD	64	Citibank	7/15/2025	1
USD	64	MXN	1,228	Bank of New York Mellon	7/15/2025	(1)
THB	39,695	USD	1,226	Citibank	7/15/2025	(1)
USD	297	THB	9,665	Citibank	7/15/2025	(2)
CNH	7,185	USD	1,003	Citibank	7/16/2025	2
USD	1,371	ZAR	24,367	Goldman Sachs	7/16/2025	(4)
USD	2,447	EUR	2,127	Bank of America	7/16/2025	(61)
USD	38	IDR	622,415	Citibank	7/18/2025	— (c)
USD	861	BRL	4,817	Citibank	7/18/2025	(21)
USD	717	COP	3,027,600	Morgan Stanley	7/18/2025	(22)
USD	47	MYR	201	BNP Paribas	7/21/2025	— (c)
USD	98	PLN	360	Citibank	7/21/2025	(2)
USD	1,285	MYR	5,447	JPMorgan Chase	7/21/2025	(9)
IDR	3,560,000	USD	217	HSBC Bank	7/23/2025	3
EUR	76	USD	88	Morgan Stanley	7/25/2025	2
INR	12,140	USD	141	BNP Paribas	7/28/2025	1
USD	98	MXN	1,875	Morgan Stanley	7/28/2025	(1)
CZK	31,590	USD	1,496	Citibank	8/6/2025	10
HUF	348,902	USD	1,021	HSBC Bank	8/6/2025	5
CZK	20,855	USD	947	Citibank	8/27/2025	49
USD	653	ZAR	11,850	Goldman Sachs	8/27/2025	(14)
						$(78)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (j)	$94,686	$320,134	$267,116	$(15)	$(8)	$147,681	$2,879

37	American Funds Insurance Series

New World Fund (continued)
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,965	0.19%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,791	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	410	423	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	197	201	0.01
Canva, Inc. (a)(b)	8/26/2021-11/4/2021	656	493	0.01
Canva, Inc., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	44	0.00 (m)
Canva, Inc., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00 (m)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	515	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (c)	0.00 (m)
Total		$12,322	$10,433	0.28%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,433,000, which represented 0.28% of the net assets of the fund.

(e)
All or a portion of this security was on loan. The total value of all such securities was $7,151,000, which represented 0.19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,331,000, which represented 0.33% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Rate represents the seven-day yield at 6/30/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.21%	Shares	Value (000)
Information technology 22.40%
Broadcom, Inc.	3,180,875	$876,808
Microsoft Corp.	1,477,941	735,143
NVIDIA Corp.	1,376,003	217,395
Apple, Inc.	959,455	196,851
KLA Corp.	125,916	112,788
ASML Holding NV (ADR)	112,763	90,367
Motorola Solutions, Inc.	149,143	62,709
International Business Machines Corp.	210,325	62,000
Accenture PLC, Class A	143,216	42,806
SAP SE (ADR)	135,006	41,055
Texas Instruments, Inc.	180,420	37,459
Oracle Corp.	148,419	32,449
Salesforce, Inc.	97,867	26,687
Applied Materials, Inc.	100,045	18,315
Synopsys, Inc. (a)	31,950	16,380
ASM International NV (ADR)	21,707	13,913
Adobe, Inc. (a)	34,743	13,441
Intel Corp.	545,538	12,220
TE Connectivity Public, Ltd. Co.	36,193	6,105
		2,614,891

Financials 18.36%
Marsh & McLennan Cos., Inc.	1,137,983	248,808
JPMorgan Chase & Co.	666,861	193,330
BlackRock, Inc.	166,414	174,610
Visa, Inc., Class A	471,682	167,471
Mastercard, Inc., Class A	230,802	129,697
Capital One Financial Corp.	603,410	128,381
Chubb, Ltd.	393,830	114,100
Arthur J. Gallagher & Co.	340,478	108,994
Bank of America Corp.	2,241,655	106,075
Wells Fargo & Co.	1,022,919	81,956
Truist Financial Corp.	1,752,492	75,340
Morgan Stanley	514,896	72,528
Apollo Asset Management, Inc.	429,153	60,884
Citizens Financial Group, Inc.	1,320,920	59,111
KKR & Co., Inc.	432,202	57,496
Blackstone, Inc.	338,091	50,572
CME Group, Inc., Class A	134,224	36,995
Aon PLC, Class A	100,447	35,835
American Express Co.	111,170	35,461
S&P Global, Inc.	66,315	34,967
Progressive Corp.	128,261	34,228
Brookfield Asset Management, Ltd., Class A	483,694	26,739
Goldman Sachs Group, Inc.	29,966	21,208
Citigroup, Inc.	233,574	19,882
AXA SA (ADR)	365,158	17,936
Carlyle Group, Inc. (The)	270,192	13,888
PNC Financial Services Group, Inc.	68,886	12,842
Intercontinental Exchange, Inc.	52,537	9,639
Fifth Third Bancorp	178,306	7,334
KeyCorp	397,800	6,930
		2,143,237

Industrials 11.50%
RTX Corp.	1,224,474	178,798
General Electric Co.	641,966	165,236
Northrop Grumman Corp.	283,061	141,525
Boeing Co. (The) (a)	374,770	78,526

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	324,457	$75,560
Union Pacific Corp.	289,892	66,698
Paychex, Inc.	451,500	65,675
3M Co.	398,062	60,601
L3Harris Technologies, Inc.	234,851	58,910
Caterpillar, Inc.	145,015	56,296
Deere & Co.	102,849	52,298
Delta Air Lines, Inc.	769,587	37,848
Ingersoll-Rand, Inc.	444,378	36,963
Equifax, Inc.	139,296	36,129
Carrier Global Corp.	438,946	32,126
Parker-Hannifin Corp.	41,006	28,642
PACCAR, Inc.	209,348	19,901
Waste Connections, Inc.	99,256	18,533
FedEx Corp.	79,115	17,984
Johnson Controls International PLC	162,291	17,141
Siemens AG (ADR)	132,607	17,089
BAE Systems PLC (ADR)	161,872	17,008
Republic Services, Inc.	67,539	16,656
HEICO Corp.	44,486	14,591
CSX Corp.	440,277	14,366
Eaton Corp. PLC	17,329	6,186
Lennox International, Inc.	8,982	5,149
Deutsche Post AG (ADR)	94,500	4,390
TransUnion	21,970	1,933
Veralto Corp.	— (b)	— (b)
		1,342,758

Health care 11.37%
Eli Lilly and Co.	288,964	225,256
UnitedHealth Group, Inc.	488,501	152,398
Abbott Laboratories	1,103,923	150,145
Amgen, Inc.	521,767	145,682
CVS Health Corp.	1,797,053	123,961
Gilead Sciences, Inc.	780,218	86,503
AstraZeneca PLC (ADR)	1,172,994	81,969
Vertex Pharmaceuticals, Inc. (a)	174,716	77,783
Danaher Corp.	299,736	59,210
AbbVie, Inc.	301,318	55,931
Elevance Health, Inc.	129,557	50,392
Sanofi (ADR)	450,166	21,747
Bristol-Myers Squibb Co.	425,890	19,714
Zimmer Biomet Holdings, Inc.	210,007	19,155
Novo Nordisk AS, Class B (ADR)	193,034	13,323
Thermo Fisher Scientific, Inc.	30,868	12,516
Humana, Inc.	31,515	7,705
Illumina, Inc. (a)	80,452	7,676
Regeneron Pharmaceuticals, Inc.	13,923	7,310
Cooper Cos., Inc. (a)	79,881	5,684
Zoetis, Inc., Class A	20,870	3,255
		1,327,315

Consumer staples 8.74%
Philip Morris International, Inc.	2,426,916	442,014
British American Tobacco PLC (ADR)	1,900,519	89,952
Keurig Dr Pepper, Inc.	2,618,399	86,564
Altria Group, Inc.	1,020,176	59,813
Constellation Brands, Inc., Class A	347,154	56,475
Mondelez International, Inc., Class A	776,532	52,369

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	590,211	$41,757
Procter & Gamble Co.	216,242	34,452
Costco Wholesale Corp.	33,711	33,372
Hershey Co.	120,501	19,997
Church & Dwight Co., Inc.	184,306	17,714
Nestlé SA (ADR)	178,302	17,709
Dollar General Corp.	138,016	15,786
Kimberly-Clark Corp.	103,829	13,386
Estee Lauder Cos., Inc. (The), Class A	145,769	11,778
Kraft Heinz Co. (The)	412,788	10,658
Target Corp.	98,519	9,719
Bunge Global SA	80,582	6,469
		1,019,984

Consumer discretionary 6.59%
Royal Caribbean Cruises, Ltd.	568,612	178,055
Home Depot, Inc.	250,518	91,850
Starbucks Corp.	949,091	86,965
YUM! Brands, Inc.	530,703	78,640
Amazon.com, Inc. (a)	356,329	78,175
Darden Restaurants, Inc.	342,240	74,598
TJX Companies, Inc. (The)	336,253	41,524
Marriott International, Inc., Class A	100,754	27,527
NIKE, Inc., Class B	360,727	25,626
D.R. Horton, Inc.	171,613	22,124
Vail Resorts, Inc.	118,995	18,698
Tractor Supply Co.	340,785	17,983
General Motors Co.	226,927	11,167
Chipotle Mexican Grill, Inc. (a)	165,637	9,301
Sony Group Corp. (ADR) (c)	268,839	6,998
		769,231

Communication services 4.85%
Alphabet, Inc., Class C	591,921	105,001
Alphabet, Inc., Class A	449,491	79,214
Meta Platforms, Inc., Class A	241,141	177,984
Comcast Corp., Class A	3,506,395	125,143
Walt Disney Co. (The)	323,772	40,151
Electronic Arts, Inc.	144,232	23,034
Deutsche Telekom AG (ADR)	267,761	9,797
AT&T, Inc.	189,961	5,497
		565,821

Utilities 3.74%
Constellation Energy Corp.	389,313	125,655
Sempra	1,188,525	90,054
Southern Co. (The)	821,429	75,432
FirstEnergy Corp.	1,235,342	49,735
DTE Energy Co.	225,528	29,873
CenterPoint Energy, Inc.	560,529	20,594
Entergy Corp.	238,997	19,865
Public Service Enterprise Group, Inc.	192,090	16,170
NextEra Energy, Inc.	125,161	8,689
		436,067

Energy 3.52%
EOG Resources, Inc.	1,101,276	131,724

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	818,910	$88,278
ConocoPhillips	625,790	56,158
Canadian Natural Resources, Ltd.	1,752,296	55,022
Shell PLC (ADR)	378,073	26,620
TC Energy Corp.	434,970	21,222
Cenovus Energy, Inc.	951,373	12,939
Halliburton Co.	398,694	8,125
Schlumberger NV	216,823	7,329
Chevron Corp.	20,964	3,002
		410,419

Materials 2.86%
Linde PLC	187,287	87,871
Corteva, Inc.	873,022	65,066
Wheaton Precious Metals Corp.	565,165	50,752
Air Products and Chemicals, Inc.	177,158	49,969
International Paper Co.	770,696	36,092
Freeport-McMoRan, Inc.	258,172	11,192
Rio Tinto PLC (ADR)	156,586	9,134
LyondellBasell Industries NV	153,562	8,885
Royal Gold, Inc.	44,934	7,991
H.B. Fuller Co.	114,890	6,911
		333,863

Real estate 2.28%
Welltower, Inc. REIT	912,865	140,335
Mid-America Apartment Communities, Inc. REIT	327,583	48,486
Prologis, Inc. REIT	262,923	27,638
American Tower Corp. REIT	87,159	19,264
Simon Property Group, Inc. REIT	93,346	15,006
AvalonBay Communities, Inc. REIT	43,005	8,751
Extra Space Storage, Inc. REIT	42,274	6,233
		265,713
Total common stocks (cost: $6,870,557,000)		11,229,299
Convertible stocks 0.50%
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	30,980

Financials 0.23%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	436,775	23,411
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,042
		27,453
Total convertible stocks (cost: $47,807,000)		58,433
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)(e)	3,667,823	366,782

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (d)(f)	4,082	$4
Total short-term securities (cost: $366,736,000)		366,786
Total investment securities 99.85% (cost: $7,285,100,000)		11,654,518
Other assets less liabilities 0.15%		17,171
Net assets 100.00%		$11,671,689
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.14%
Money market investments 3.14%
Capital Group Central Cash Fund 4.35% (d)	$245,250	$902,891	$781,291	$(31)	$(37)	$366,782	$7,099
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (d)	9,850		9,850 (g)			—	— (h)
Total 3.14%				$(31)	$(37)	$366,782	$7,099

(a)	Security did not produce income during the last 12 months.
(b)	Amount less than one thousand.
(c)
All or a portion of this security was on loan. The total value of all such securities was $4,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

(d)	Rate represents the seven-day yield at 6/30/2025.
(e)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2025unaudited

Common stocks 96.54%	Shares	Value (000)
Financials 23.50%
Capital One Financial Corp.	2,354	$501
Brown & Brown, Inc.	3,591	398
Fifth Third Bancorp	7,211	297
Victory Capital Holdings, Inc., Class A	4,402	280
RenaissanceRe Holdings, Ltd.	1,100	267
KeyCorp	13,000	227
TPG, Inc., Class A	3,952	207
LPL Financial Holdings, Inc.	534	200
Hamilton Lane, Inc., Class A	1,186	169
StepStone Group, Inc., Class A	2,938	163
Affirm Holdings, Inc., Class A (a)	2,094	145
Aspen Insurance Holdings, Ltd., Class A (a)	4,099	129
WEX, Inc. (a)	864	127
Radian Group, Inc.	3,119	112
Tradeweb Markets, Inc., Class A	614	90
Ameriprise Financial, Inc.	158	84
Artisan Partners Asset Management, Inc., Class A	1,682	75
Ally Financial, Inc.	1,756	68
Citizens Financial Group, Inc.	1,105	50
Kinsale Capital Group, Inc.	91	44
Arthur J. Gallagher & Co.	109	35
Block, Inc., Class A (a)	521	35
		3,703

Industrials 20.22%
XPO, Inc. (a)	2,218	280
United Rentals, Inc.	342	258
Karman Holdings, Inc. (a)	4,909	247
Crane Co.	1,255	238
Ingersoll-Rand, Inc.	2,725	227
ATI, Inc. (a)	1,884	163
Comfort Systems USA, Inc.	284	152
AGCO Corp.	1,407	145
Core & Main, Inc., Class A (a)	2,211	133
Generac Holdings, Inc. (a)	853	122
Kadant, Inc.	378	120
APi Group Corp. (a)	2,013	103
SiteOne Landscape Supply, Inc. (a)	830	100
Advanced Drainage Systems, Inc.	718	83
Copart, Inc. (a)	1,583	78
PACCAR, Inc.	756	72
Applied Industrial Technologies, Inc.	306	71
Toro Co. (The)	897	63
HEICO Corp.	180	59
Alight, Inc., Class A	10,335	59
L3Harris Technologies, Inc.	192	48
Robert Half, Inc.	1,150	47
Graco, Inc.	521	45
AMETEK, Inc.	246	45
Fluor Corp. (a)	774	40
Bloom Energy Corp., Class A (a)	1,537	37
Nextracker, Inc., Class A (a)	598	33
Oshkosh Corp.	282	32
CBIZ, Inc. (a)	408	29
FTI Consulting, Inc. (a)	139	22
FTAI Aviation, Ltd.	186	21
Regal Rexnord Corp.	98	14
		3,186

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 16.33%
YUM! Brands, Inc.	2,323	$344
Hilton Worldwide Holdings, Inc.	1,003	267
Vail Resorts, Inc.	1,634	257
LKQ Corp.	6,101	226
Aptiv Holdings, Ltd. (a)	2,253	154
Bright Horizons Family Solutions, Inc. (a)	970	120
Wingstop, Inc.	341	115
Flutter Entertainment PLC (a)	400	114
Five Below, Inc. (a)	714	94
Darden Restaurants, Inc.	422	92
General Motors Co.	1,825	90
Williams-Sonoma, Inc.	475	77
Polaris, Inc.	1,836	75
Murphy USA, Inc.	154	63
TopBuild Corp. (a)	191	62
Chewy, Inc., Class A (a)	1,441	61
Texas Roadhouse, Inc.	321	60
Royal Caribbean Cruises, Ltd.	181	57
D.R. Horton, Inc.	396	51
Brinker International, Inc. (a)	266	48
Toll Brothers, Inc.	408	46
Cavco Industries, Inc. (a)	78	34
AutoZone, Inc. (a)	9	33
CAVA Group, Inc. (a)	385	32
		2,572

Information technology 10.90%
Ingram Micro Holding Corp.	12,295	256
Insight Enterprises, Inc. (a)	1,116	154
Fabrinet, non-registered shares (a)	513	151
Keysight Technologies, Inc. (a)	836	137
Flex, Ltd. (a)	2,187	109
Lumentum Holdings, Inc. (a)	1,084	103
Vontier Corp.	2,653	98
Procore Technologies, Inc. (a)	1,410	97
Cloudflare, Inc., Class A (a)	394	77
Pure Storage, Inc., Class A (a)	1,273	73
TD SYNNEX Corp.	472	64
MongoDB, Inc., Class A (a)	293	62
Ciena Corp. (a)	657	54
CDW Corp.	276	49
EPAM Systems, Inc. (a)	221	39
RingCentral, Inc., Class A (a)	1,316	37
Okta, Inc., Class A (a)	369	37
Fair Isaac Corp. (a)	18	33
Clearwater Analytics Holdings, Inc., Class A (a)	1,392	31
Klaviyo, Inc., Class A (a)	693	23
ServiceTitan, Inc., Class A (a)	160	17
Circle Internet Group, Inc. (a)(b)	96	17
		1,718

Consumer staples 8.32%
US Foods Holding Corp. (a)	4,947	381
Monster Beverage Corp. (a)	3,877	243
e.l.f. Beauty, Inc. (a)	1,295	161
Kimberly-Clark Corp.	801	103
Casey’s General Stores, Inc.	189	96
Dollar General Corp.	823	94
Estee Lauder Cos., Inc. (The), Class A	801	65

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,967	$65
Maplebear, Inc. (a)	1,127	51
Target Corp.	347	34
Constellation Brands, Inc., Class A	75	12
Bunge Global SA	56	5
		1,310

Health care 7.45%
Hims & Hers Health, Inc., Class A (a)	2,204	110
Medpace Holdings, Inc. (a)	305	96
Exact Sciences Corp. (a)	1,764	94
Ionis Pharmaceuticals, Inc. (a)	2,386	94
Align Technology, Inc. (a)	458	87
Illumina, Inc. (a)	885	84
Veeva Systems, Inc., Class A (a)	291	84
Cooper Cos., Inc. (a)	1,132	81
Molina Healthcare, Inc. (a)	233	69
Halozyme Therapeutics, Inc. (a)	1,133	59
Doximity, Inc., Class A (a)	884	54
Penumbra, Inc. (a)	203	52
Natera, Inc. (a)	275	47
Zimmer Biomet Holdings, Inc.	328	30
NewAmsterdam Pharma Co. NV (a)	1,638	30
DexCom, Inc. (a)	310	27
Humana, Inc.	95	23
Krystal Biotech, Inc. (a)	147	20
Alnylam Pharmaceuticals, Inc. (a)	34	11
agilon health, Inc. (a)	4,503	10
Caris Life Sciences, Inc., Class A (a)	345	9
GRAIL, Inc. (a)(b)	57	3
		1,174

Communication services 3.44%
ROBLOX Corp., Class A (a)	2,872	302
Live Nation Entertainment, Inc. (a)	613	93
Charter Communications, Inc., Class A (a)	128	52
Trade Desk, Inc. (The), Class A (a)	669	48
Take-Two Interactive Software, Inc. (a)	192	47
		542

Real estate 2.79%
Mid-America Apartment Communities, Inc. REIT	898	133
Essex Property Trust, Inc. REIT	370	105
Crown Castle, Inc. REIT	828	85
NNN REIT, Inc.	1,771	76
Lineage, Inc. REIT	937	41
		440

Energy 2.03%
Diamondback Energy, Inc.	883	121
Baker Hughes Co., Class A	2,254	87
Viper Energy, Inc., Class A	1,358	52
Permian Resources Corp., Class A	3,106	42
Cheniere Energy, Inc.	71	17
		319

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Materials 1.46%
International Paper Co.	3,154	$148
Element Solutions, Inc.	2,825	64
Albemarle Corp.	295	18
		230

Utilities 0.10%
FirstEnergy Corp.	364	15
Total common stocks (cost: $14,596,000)		15,209
Short-term securities 3.28%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)(d)	5,099	510

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (c)(e)	6,301	7
Total short-term securities (cost: $516,000)		517
Total investment securities 99.82% (cost: $15,112,000)		15,726
Other assets less liabilities 0.18%		29
Net assets 100.00%		$15,755
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.24%
Money market investments 3.24%
Capital Group Central Cash Fund 4.35% (c)	$288	$2,214	$1,992	$— (f)	$— (f)	$510	$7

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $7,000, which represented 0.04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

47	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.96%	Shares	Value (000)
Information technology 21.38%
Broadcom, Inc.	322,908	$89,010
Taiwan Semiconductor Manufacturing Co., Ltd.	2,154,772	78,189
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,201	725
Microsoft Corp.	148,122	73,677
NVIDIA Corp.	275,672	43,553
Apple, Inc.	106,641	21,880
ASML Holding NV	17,464	13,939
ASML Holding NV (ADR)	1,512	1,212
International Business Machines Corp.	41,677	12,286
Micron Technology, Inc.	97,542	12,022
Tokyo Electron, Ltd.	50,675	9,741
Oracle Corp.	35,633	7,790
Shopify, Inc., Class A, subordinate voting shares (a)	65,481	7,553
SAP SE	20,143	6,125
Texas Instruments, Inc.	25,295	5,252
MediaTek, Inc.	122,094	5,224
Seagate Technology Holdings PLC	27,052	3,904
ANSYS, Inc. (a)	10,370	3,642
Accenture PLC, Class A	10,695	3,197
KLA Corp.	3,423	3,066
Salesforce, Inc.	10,034	2,736
Constellation Software, Inc.	721	2,644
Intel Corp.	116,540	2,611
Capgemini SE	14,221	2,430
Allegro MicroSystems, Inc. (a)	64,600	2,209
Keyence Corp.	5,100	2,048
Synopsys, Inc. (a)	3,579	1,835
EPAM Systems, Inc. (a)	10,025	1,773
Cloudflare, Inc., Class A (a)	8,686	1,701
Ciena Corp. (a)	17,848	1,452
Adobe, Inc. (a)	3,195	1,236
Elastic NV, non-registered shares (a)	11,780	993
Fair Isaac Corp. (a)	458	837
Advantech Co., Ltd.	36,098	420
Applied Materials, Inc.	743	136
		427,048

Financials 15.86%
Zurich Insurance Group AG	20,837	14,565
JPMorgan Chase & Co.	44,526	12,909
AXA SA	262,359	12,878
Chubb, Ltd.	41,672	12,073
Mastercard, Inc., Class A	18,748	10,535
BlackRock, Inc.	9,891	10,378
Apollo Asset Management, Inc.	70,768	10,040
Capital One Financial Corp.	46,086	9,805
Citigroup, Inc.	110,046	9,367
Aviva PLC	1,042,205	8,858
NatWest Group PLC	1,253,488	8,799
ING Groep NV	342,713	7,519
Arthur J. Gallagher & Co.	22,995	7,361
Blackstone, Inc.	47,902	7,165
American Express Co.	22,216	7,086
Banco Bilbao Vizcaya Argentaria SA	444,681	6,838
Ping An Insurance (Group) Company of China, Ltd., Class H	1,005,280	6,384
Ping An Insurance (Group) Company of China, Ltd., Class A	35,100	272
UniCredit SpA	93,613	6,276
Visa, Inc., Class A	17,504	6,215
HSBC Holdings PLC (GBP denominated)	351,246	4,252
HSBC Holdings PLC (HKD denominated)	130,000	1,572

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Life Insurance Co., Ltd.	598,632	$5,684
Wells Fargo & Co.	70,909	5,681
3i Group PLC	93,637	5,295
Marsh & McLennan Cos., Inc.	22,870	5,000
Bank of America Corp.	104,457	4,943
Aon PLC, Class A	12,988	4,634
Blue Owl Capital, Inc., Class A	230,174	4,422
CVC Capital Partners PLC	207,761	4,253
Israel Discount Bank, Ltd., Class A	426,539	4,250
Ares Management Corp., Class A	24,360	4,219
Partners Group Holding AG	3,100	4,044
Postal Savings Bank of China Co., Ltd., Class H	5,705,383	3,983
Progressive Corp.	14,883	3,972
BNP Paribas SA	42,005	3,776
Munchener Ruckversicherungs-Gesellschaft AG	5,305	3,441
KB Financial Group, Inc.	40,508	3,329
AIA Group, Ltd.	365,869	3,281
Mizuho Financial Group, Inc.	116,000	3,216
FinecoBank SpA	139,663	3,099
Axis Bank, Ltd.	213,293	2,983
Erste Group Bank AG	34,767	2,961
Danske Bank AS	71,120	2,900
Morgan Stanley	20,517	2,890
Svenska Handelsbanken AB, Class A	193,544	2,587
China Merchants Bank Co., Ltd., Class A	256,800	1,647
China Merchants Bank Co., Ltd., Class H	122,403	855
Brown & Brown, Inc.	22,407	2,484
Brookfield Asset Management, Ltd., Class A (CAD denominated)	44,450	2,460
Nu Holdings, Ltd., Class A (a)	174,140	2,389
DBS Group Holdings, Ltd.	67,000	2,367
HDFC Bank, Ltd.	66,556	1,553
HDFC Bank, Ltd. (ADR)	8,629	662
CaixaBank SA, non-registered shares	249,398	2,160
Bank Central Asia Tbk PT	4,024,400	2,150
B3 SA - Brasil, Bolsa, Balcao	732,050	1,965
American International Group, Inc.	22,219	1,902
TPG, Inc., Class A	34,713	1,821
KKR & Co., Inc.	12,817	1,705
National Bank of Canada	14,828	1,530
Skandinaviska Enskilda Banken AB, Class A	84,086	1,467
Societe Generale	24,943	1,427
Banco Comercial Portugues, SA	1,692,704	1,317
Sumitomo Mitsui Financial Group, Inc.	50,300	1,269
Fiserv, Inc. (a)	6,083	1,049
Fidelity National Information Services, Inc.	11,892	968
Bank Hapoalim BM	46,715	896
Goldman Sachs Group, Inc.	1,233	873
Abu Dhabi Islamic Bank PJSC	141,991	831
Federal Home Loan Mortgage Corp. (a)(b)	98,292	810
Fannie Mae (a)	77,815	742
XP, Inc., Class A	36,512	738
Macquarie Group, Ltd.	4,650	700
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		316,727

Industrials 15.14%
General Electric Co.	121,801	31,350
BAE Systems PLC	911,124	23,594
Airbus SE, non-registered shares	93,536	19,531
RTX Corp.	113,584	16,586

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Siemens AG	63,126	$16,184
TransDigm Group, Inc.	10,394	15,806
Leonardo SpA	245,803	13,834
Carrier Global Corp.	143,154	10,478
Deere & Co.	20,164	10,253
Melrose Industries PLC	1,341,959	9,778
Compagnie de Saint-Gobain SA, non-registered shares	80,853	9,490
Ryanair Holdings PLC (ADR)	153,215	8,836
Safran SA	22,275	7,239
United Rentals, Inc.	9,359	7,051
Hitachi, Ltd.	237,400	6,932
RELX PLC	121,544	6,568
Deutsche Post AG	135,573	6,262
Rolls-Royce Holdings PLC	447,691	5,946
Mitsui & Co., Ltd.	253,700	5,192
L3Harris Technologies, Inc.	20,021	5,022
Lockheed Martin Corp.	10,375	4,805
Siemens Energy AG (a)	40,154	4,638
Volvo AB, Class B	161,206	4,522
Bureau Veritas SA	130,575	4,451
Ingersoll-Rand, Inc.	51,987	4,324
Parker-Hannifin Corp.	5,942	4,150
Techtronic Industries Co., Ltd.	359,000	3,947
Recruit Holdings Co., Ltd.	65,950	3,909
MTU Aero Engines AG	8,343	3,707
Saab AB, Class B	50,858	2,836
ITOCHU Corp.	49,800	2,613
International Consolidated Airlines Group SA (CDI)	547,301	2,563
XPO, Inc. (a)	15,581	1,968
Crane Co.	10,233	1,943
Comfort Systems USA, Inc.	2,936	1,574
CSX Corp.	45,296	1,478
AMETEK, Inc.	7,650	1,384
Weir Group PLC (The)	40,053	1,369
Bunzl PLC	42,369	1,349
SS&C Technologies Holdings, Inc.	13,786	1,142
FTAI Aviation, Ltd.	9,560	1,100
Boeing Co. (The) (a)	4,235	887
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	37,007	850
Howmet Aerospace, Inc.	4,460	830
Woodward, Inc.	3,354	822
Diploma PLC	11,469	770
Core & Main, Inc., Class A (a)	12,400	748
Ferguson Enterprises, Inc.	2,880	627
Arcadis NV, non-registered shares	10,404	505
FedEx Corp.	1,469	334
Marubeni Corp.	13,600	275
GE Vernova, Inc.	— (d)	— (d)
		302,352

Consumer discretionary 9.07%
Amazon.com, Inc. (a)	140,588	30,844
Starbucks Corp.	160,763	14,731
Flutter Entertainment PLC (a)	44,504	12,717
Royal Caribbean Cruises, Ltd.	35,581	11,142
Las Vegas Sands Corp.	253,300	11,021
Compagnie Financiere Richemont SA, Class A	50,832	9,574
Trip.com Group, Ltd. (ADR)	81,904	4,803
Trip.com Group, Ltd.	77,436	4,498
Industria de Diseno Textil SA	172,358	8,970

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tesla, Inc. (a)	26,703	$8,483
NEXT PLC	49,226	8,406
MercadoLibre, Inc. (a)	2,554	6,675
Home Depot, Inc.	15,110	5,540
LVMH Moet Hennessy-Louis Vuitton SE	10,539	5,519
Booking Holdings, Inc.	891	5,158
Chipotle Mexican Grill, Inc. (a)	82,008	4,605
Moncler SpA	60,825	3,467
Hermes International	1,159	3,139
Marriott International, Inc., Class A	8,912	2,435
Shimano, Inc.	16,700	2,424
Restaurant Brands International, Inc. (CAD denominated)	28,394	1,884
Aristocrat Leisure, Ltd.	39,374	1,689
Dollarama, Inc.	11,674	1,645
D.R. Horton, Inc.	12,445	1,604
InterContinental Hotels Group PLC	13,475	1,536
Hyundai Motor Co.	9,840	1,484
adidas AG	5,898	1,375
Ferrari NV (EUR denominated)	2,794	1,369
Midea Group Co., Ltd., Class A	123,300	1,242
Suzuki Motor Corp.	98,300	1,190
Compass Group PLC	24,325	824
BYD Co., Ltd., Class H	42,000	655
Stellantis NV	60,662	608
		181,256

Health care 8.41%
Eli Lilly and Co.	40,598	31,647
Abbott Laboratories	157,539	21,427
Vertex Pharmaceuticals, Inc. (a)	46,256	20,593
Stryker Corp.	27,929	11,050
Novo Nordisk AS, Class B	149,699	10,390
Gilead Sciences, Inc.	87,671	9,720
Sanofi	80,343	7,780
Medtronic PLC	75,839	6,611
UnitedHealth Group, Inc.	20,150	6,286
Takeda Pharmaceutical Co., Ltd.	189,200	5,814
Molina Healthcare, Inc. (a)	15,146	4,512
Amgen, Inc.	14,806	4,134
Daiichi Sankyo Co., Ltd.	152,300	3,559
Novartis AG	28,740	3,483
Insulet Corp. (a)	10,680	3,356
EssilorLuxottica SA	11,285	3,096
Thermo Fisher Scientific, Inc.	7,404	3,002
GE HealthCare Technologies, Inc.	21,529	1,595
Haleon PLC	246,030	1,264
Boston Scientific Corp. (a)	10,781	1,158
Lonza Group AG	1,598	1,138
CVS Health Corp.	16,336	1,127
AstraZeneca PLC	7,502	1,042
Cigna Group (The)	3,100	1,025
Chugai Pharmaceutical Co., Ltd.	17,100	894
Rede D’Or Sao Luiz SA	122,458	798
Coloplast AS, Class B	6,002	570
Centene Corp. (a)	8,628	468
agilon health, Inc. (a)	125,582	289
Alnylam Pharmaceuticals, Inc. (a)	568	185
		168,013

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 8.30%
Meta Platforms, Inc., Class A	55,225	$40,761
Alphabet, Inc., Class A	91,743	16,168
Alphabet, Inc., Class C	61,561	10,920
Netflix, Inc. (a)	9,626	12,891
Deutsche Telekom AG	330,282	12,049
Publicis Groupe SA	106,720	12,028
SoftBank Group Corp.	116,000	8,470
AT&T, Inc.	240,744	6,967
NetEase, Inc.	216,200	5,811
NetEase, Inc. (ADR)	4,665	628
Singapore Telecommunications, Ltd.	2,083,063	6,258
Bharti Airtel, Ltd.	230,486	5,401
Bharti Airtel, Ltd., interim shares	7,924	141
Universal Music Group NV	170,542	5,521
SoftBank Corp.	3,155,950	4,887
Tencent Holdings, Ltd.	58,900	3,774
Comcast Corp., Class A	100,858	3,600
Nintendo Co., Ltd.	34,000	3,277
Spotify Technology SA (a)	3,523	2,703
Omnicom Group, Inc.	19,663	1,415
Walt Disney Co. (The)	10,921	1,354
Sea, Ltd., Class A (ADR) (a)	4,749	760
Advanced Info Service PCL, foreign registered shares	7,000	60
		165,844

Consumer staples 6.05%
Philip Morris International, Inc.	270,760	49,313
Nestle SA	120,933	12,015
Imperial Brands PLC	302,229	11,935
British American Tobacco PLC	242,773	11,540
Kroger Co.	117,170	8,405
JBS NV (BDR) (a)	238,801	3,438
Ajinomoto Co., Inc.	123,600	3,355
Ocado Group PLC (a)	792,264	2,468
Costco Wholesale Corp.	2,306	2,283
Danone SA	27,147	2,218
Sysco Corp.	24,507	1,856
Kweichow Moutai Co., Ltd., Class A	9,100	1,790
Bunge Global SA	17,875	1,435
Procter & Gamble Co.	7,660	1,220
Uni-Charm Corp.	147,000	1,062
Suntory Beverage & Food, Ltd. (b)	31,400	1,005
US Foods Holding Corp. (a)	12,968	999
Arca Continental, SAB de CV	87,378	924
L’Oreal SA, non-registered shares	2,062	882
Loblaw Companies, Ltd.	5,274	872
Coca-Cola Co.	11,233	795
Keurig Dr Pepper, Inc.	19,565	647
Altria Group, Inc.	6,282	368
General Mills, Inc.	1,805	93
		120,918

Materials 5.30%
Freeport-McMoRan, Inc.	411,150	17,823
Linde PLC	27,617	12,957
Heidelberg Materials AG, non-registered shares	45,768	10,753
Vale SA, ordinary nominative shares	962,864	9,331
Vale SA (ADR), ordinary nominative shares	140,029	1,359
Rio Tinto PLC	159,054	9,268

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
First Quantum Minerals, Ltd. (a)	366,873	$6,517
Air Products and Chemicals, Inc.	18,638	5,257
Corteva, Inc.	68,862	5,132
Glencore PLC	982,063	3,823
Ivanhoe Mines, Ltd., Class A (a)	450,844	3,387
Air Liquide SA	15,673	3,234
Smurfit Westrock PLC	63,371	2,735
Dow, Inc.	84,736	2,244
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	17,572	2,094
Grupo Mexico, SAB de CV, Series B	249,082	1,509
Southern Copper Corp.	14,886	1,506
Shin-Etsu Chemical Co., Ltd.	31,900	1,057
Akzo Nobel NV	14,643	1,025
Lundin Mining Corp.	95,894	1,008
CRH PLC	10,569	970
Franco-Nevada Corp.	5,675	930
Antofagasta PLC	35,642	885
Anglogold Ashanti PLC	15,965	728
Evonik Industries AG	20,222	417
Anglo American PLC	— (d)	— (d)
		105,949

Energy 3.99%
Shell PLC (GBP denominated)	444,092	15,565
Shell PLC (EUR denominated)	14,064	497
EOG Resources, Inc.	125,943	15,064
Cameco Corp. (CAD denominated)	127,926	9,500
Cameco Corp.	39,775	2,953
Canadian Natural Resources, Ltd. (CAD denominated)	333,819	10,492
TC Energy Corp. (CAD denominated) (b)	153,662	7,502
Tourmaline Oil Corp.	64,998	3,136
Baker Hughes Co., Class A	76,799	2,944
BP PLC	567,500	2,849
Suncor Energy, Inc.	68,296	2,558
ConocoPhillips	21,973	1,972
Expand Energy Corp.	12,380	1,448
Neste OYJ	85,724	1,163
Schlumberger NV	21,356	722
TotalEnergies SE	11,680	717
ADNOC Drilling Co. PJSC	381,223	592
		79,674

Utilities 1.69%
E.ON SE	252,314	4,644
Iberdrola SA, non-registered shares	231,736	4,447
Constellation Energy Corp.	11,628	3,753
Pinnacle West Capital Corp.	36,700	3,284
Engie SA	134,866	3,165
NextEra Energy, Inc.	38,632	2,682
Dominion Energy, Inc.	39,815	2,250
Duke Energy Corp.	18,764	2,214
China Resources Gas Group, Ltd.	728,832	1,862
National Grid PLC	105,993	1,544
DTE Energy Co.	10,763	1,426
Public Service Enterprise Group, Inc.	11,944	1,005
FirstEnergy Corp.	24,064	969
Southern Co. (The)	5,700	523
		33,768

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.77%
Prologis, Inc. REIT	44,269	$4,653
China Resources Mixc Lifestyle Services, Ltd.	943,600	4,562
VICI Properties, Inc. REIT	134,656	4,390
Simon Property Group, Inc. REIT	6,679	1,074
Longfor Group Holdings, Ltd. (b)	668,238	788
		15,467
Total common stocks (cost: $1,143,827,000)		1,917,016
Preferred securities 0.26%
Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	320,549	2,180
Itau Unibanco Holding SA (ADR), preferred nominative shares	219,472	1,490
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(b)	58,679	880
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	700	10
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	37,228	531
		5,091
Total preferred securities (cost: $4,428,000)		5,091
Bonds, notes & other debt instruments 0.07%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (e)	USD709	505

Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	432	424
Total corporate bonds, notes & loans		929
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	577
Total bonds, notes & other debt instruments (cost: $1,581,000)		1,506
Short-term securities 4.22%	Shares
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)(g)	762,860	76,286

Money market investments purchased with collateral from securities on loan 0.40%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(h)	8,089,301	8,089
Total short-term securities (cost: $84,370,000)		84,375
Total investment securities 100.51% (cost: $1,234,206,000)		2,007,988
Other assets less liabilities (0.51)%		(10,284)
Net assets 100.00%		$1,997,704

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.35% (f)	$46,673	$205,977	$176,354	$(8)	$(2)	$76,286	$1,606

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $8,902,000, which represented 0.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Step bond; coupon rate may change at a later date.
(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

55	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 97.21%	Shares	Value (000)
Information technology 27.82%
Microsoft Corp.	6,355,199	$3,161,140
NVIDIA Corp.	15,063,719	2,379,917
Broadcom, Inc.	7,692,044	2,120,312
Apple, Inc.	5,646,237	1,158,438
Accenture PLC, Class A	1,488,978	445,041
Oracle Corp.	1,909,313	417,433
Amphenol Corp., Class A	3,069,782	303,141
Arista Networks, Inc. (a)	2,911,504	297,876
Cognizant Technology Solutions Corp., Class A	3,381,043	263,823
Seagate Technology Holdings PLC	1,823,912	263,245
Texas Instruments, Inc.	993,770	206,327
Salesforce, Inc.	684,185	186,570
Applied Materials, Inc.	933,753	170,942
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	148,847
Microchip Technology, Inc.	1,828,376	128,663
Adobe, Inc. (a)	163,526	63,265
Palo Alto Networks, Inc. (a)	220,554	45,134
Micron Technology, Inc.	268,034	33,035
ASML Holding NV	28,845	23,023
QUALCOMM, Inc.	141,313	22,506
		11,838,678

Industrials 15.48%
RTX Corp.	7,207,131	1,052,385
Automatic Data Processing, Inc.	1,993,331	614,743
Boeing Co. (The) (a)	2,376,190	497,883
Carrier Global Corp.	6,092,070	445,878
General Dynamics Corp.	1,519,363	443,137
GFL Environmental, Inc., subordinate voting shares	8,442,865	426,027
Woodward, Inc.	1,642,573	402,578
Airbus SE, non-registered shares	1,921,964	401,313
General Electric Co.	1,504,665	387,286
United Rentals, Inc.	293,723	221,291
Paychex, Inc.	1,519,430	221,016
XPO, Inc. (a)	1,749,629	220,961
Honeywell International, Inc.	828,971	193,051
Ingersoll-Rand, Inc.	2,182,540	181,544
Caterpillar, Inc.	418,832	162,595
APi Group Corp. (a)	2,760,328	140,915
Uber Technologies, Inc. (a)	1,288,242	120,193
CSX Corp.	3,114,334	101,621
TransDigm Group, Inc.	65,897	100,206
L3Harris Technologies, Inc.	381,989	95,818
Union Pacific Corp.	360,831	83,020
StandardAero, Inc. (a)	1,589,110	50,295
Waste Management, Inc.	113,395	25,947
		6,589,703

Financials 12.23%
JPMorgan Chase & Co.	2,970,358	861,136
Mastercard, Inc., Class A	1,095,825	615,788
Fidelity National Information Services, Inc.	6,648,960	541,292
BlackRock, Inc.	504,695	529,551
Wells Fargo & Co.	3,777,575	302,659
Marsh & McLennan Cos., Inc.	1,141,737	249,629
Capital One Financial Corp.	1,018,858	216,772
Chubb, Ltd.	559,859	162,202
Visa, Inc., Class A	445,602	158,211
B3 SA - Brasil, Bolsa, Balcao	56,528,755	151,698

American Funds Insurance Series	56

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	957,257	$134,839
Berkshire Hathaway, Inc., Class B (a)	269,334	130,834
Pinnacle Financial Partners, Inc.	1,131,294	124,906
Arthur J. Gallagher & Co.	386,229	123,640
Goldman Sachs Group, Inc.	174,257	123,330
Progressive Corp.	441,636	117,855
PNC Financial Services Group, Inc.	520,903	97,107
PayPal Holdings, Inc. (a)	1,170,785	87,013
S&P Global, Inc.	165,000	87,003
CME Group, Inc., Class A	292,470	80,611
State Street Corp.	681,940	72,518
American Express Co.	214,890	68,546
American International Group, Inc.	704,000	60,255
First Citizens BancShares, Inc., Class A	27,589	53,977
Apollo Asset Management, Inc.	373,721	53,020
		5,204,392

Consumer discretionary 10.82%
Amazon.com, Inc. (a)	7,885,129	1,729,918
Starbucks Corp.	5,895,185	540,176
Royal Caribbean Cruises, Ltd.	1,347,194	421,860
Wyndham Hotels & Resorts, Inc. (b)	4,703,154	381,943
Home Depot, Inc.	851,415	312,163
Tesla, Inc. (a)	809,068	257,009
Las Vegas Sands Corp.	5,713,687	248,603
Sony Group Corp.	5,225,500	135,350
Viking Holdings, Ltd. (a)	2,360,527	125,793
Chipotle Mexican Grill, Inc. (a)	2,131,290	119,672
Hasbro, Inc.	1,121,640	82,799
TJX Companies, Inc. (The)	495,864	61,234
DoorDash, Inc., Class A (a)	176,256	43,449
Carvana Co., Class A (a)	122,390	41,241
YUM! Brands, Inc.	272,921	40,441
Hilton Worldwide Holdings, Inc.	151,393	40,322
LVMH Moet Hennessy-Louis Vuitton SE	44,522	23,317
		4,605,290

Health care 9.29%
Eli Lilly and Co.	1,455,976	1,134,977
Vertex Pharmaceuticals, Inc. (a)	1,278,119	569,019
AbbVie, Inc.	1,919,793	356,352
Abbott Laboratories	2,330,871	317,022
Thermo Fisher Scientific, Inc.	529,687	214,767
Revvity, Inc.	1,740,393	168,331
IQVIA Holdings, Inc. (a)	861,315	135,735
Johnson & Johnson	807,444	123,337
Sanofi	1,245,837	120,646
Cencora, Inc.	401,982	120,534
Insulet Corp. (a)	303,962	95,499
Gilead Sciences, Inc.	715,085	79,281
UnitedHealth Group, Inc.	238,376	74,366
Intuitive Surgical, Inc. (a)	129,867	70,571
Cigna Group (The)	169,900	56,165
Stryker Corp.	138,782	54,906
Danaher Corp.	250,263	49,437
GE HealthCare Technologies, Inc.	626,693	46,419
Amgen, Inc.	151,000	42,161
CVS Health Corp.	535,085	36,910
DexCom, Inc. (a)	390,182	34,059

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp. (a)	119,168	$20,046
Medtronic PLC	210,000	18,306
Alnylam Pharmaceuticals, Inc. (a)	44,175	14,405
		3,953,251

Communication services 8.98%
Meta Platforms, Inc., Class A	2,978,719	2,198,563
Alphabet, Inc., Class A	4,123,004	726,597
Alphabet, Inc., Class C	2,168,410	384,654
Netflix, Inc. (a)	262,557	351,598
Universal Music Group NV	3,239,458	104,862
SoftBank Group Corp.	484,100	35,348
Comcast Corp., Class A	624,053	22,272
		3,823,894

Consumer staples 3.14%
British American Tobacco PLC	11,381,282	541,008
Procter & Gamble Co.	1,370,988	218,426
Philip Morris International, Inc.	1,042,193	189,815
Coca-Cola Co.	2,053,492	145,284
Imperial Brands PLC	3,663,668	144,682
Mondelez International, Inc., Class A	851,894	57,452
Keurig Dr Pepper, Inc.	1,164,623	38,502
		1,335,169

Energy 2.99%
Baker Hughes Co., Class A	8,415,638	322,656
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	297,092
Exxon Mobil Corp.	2,651,600	285,843
Expand Energy Corp.	715,878	83,715
TC Energy Corp.	1,629,755	79,516
EOG Resources, Inc.	575,078	68,785
Chevron Corp.	444,985	63,717
ConocoPhillips	434,738	39,013
Halliburton Co.	1,672,003	34,075
		1,274,412

Materials 2.72%
Air Products and Chemicals, Inc.	1,428,502	402,923
International Paper Co.	5,806,574	271,922
Linde PLC	565,683	265,407
Eastman Chemical Co.	1,388,765	103,685
LyondellBasell Industries NV	769,974	44,551
Freeport-McMoRan, Inc.	1,005,668	43,596
Albemarle Corp.	431,100	27,017
		1,159,101

Utilities 1.97%
PG&E Corp.	18,016,861	251,155
Dominion Energy, Inc.	4,402,764	248,844
CenterPoint Energy, Inc.	3,037,684	111,605
Entergy Corp.	1,337,004	111,132
Sempra	800,000	60,616
NextEra Energy, Inc.	793,264	55,068
		838,420

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.77%
VICI Properties, Inc. REIT	10,163,137	$331,319
Equinix, Inc. REIT	235,188	187,085
American Tower Corp. REIT	428,106	94,620
Prologis, Inc. REIT	866,060	91,040
Welltower, Inc. REIT	306,310	47,089
		751,153
Total common stocks (cost: $22,661,815,000)		41,373,463
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	160
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	828
Total corporate bonds, notes & loans		988
Total bonds, notes & other debt instruments (cost: $969,000)		988
Short-term securities 2.96%	Shares
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (b)(c)	12,613,746	1,261,375
Total short-term securities (cost: $1,261,311,000)		1,261,375
Total investment securities 100.17% (cost: $23,924,095,000)		42,635,826
Other assets less liabilities (0.17)%		(73,509)
Net assets 100.00%		$42,562,317
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(101,452)	$381,943	$3,857
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.35% (c)	1,471,964	3,884,821	4,095,042	(247)	(121)	1,261,375	33,418
Total 3.86%				$6,213	$(101,573)	$1,643,318	$37,275

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 6/30/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

59	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2025unaudited

Common stocks 95.81%	Shares	Value (000)
Financials 24.20%
UniCredit SpA	82,015	$5,498
AXA SA	98,049	4,813
Societe Generale	83,606	4,781
Skandinaviska Enskilda Banken AB, Class A	213,375	3,724
DBS Group Holdings, Ltd.	92,484	3,267
Banco Bilbao Vizcaya Argentaria SA	207,319	3,188
Zurich Insurance Group AG	4,329	3,026
CaixaBank SA, non-registered shares	346,304	3,000
HSBC Holdings PLC (GBP denominated)	187,318	2,267
HSBC Holdings PLC (HKD denominated)	57,200	692
KB Financial Group, Inc.	33,773	2,775
Hana Financial Group, Inc.	38,096	2,436
AIA Group, Ltd.	269,000	2,412
Banco Santander SA	278,262	2,303
Euronext NV	13,050	2,231
Prudential PLC	176,972	2,217
PICC Property and Casualty Co., Ltd., Class H	1,140,000	2,207
NatWest Group PLC	307,586	2,159
Deutsche Bank AG	72,520	2,150
Resona Holdings, Inc.	231,000	2,137
HDFC Bank, Ltd.	84,415	1,970
Bank Hapoalim BM	100,063	1,920
Aviva PLC	214,434	1,823
London Stock Exchange Group PLC	11,847	1,729
Kotak Mahindra Bank, Ltd.	67,163	1,694
Bank Leumi le-Israel BM	85,824	1,596
Munchener Ruckversicherungs-Gesellschaft AG	2,352	1,525
Allianz SE	3,670	1,488
Ping An Insurance (Group) Company of China, Ltd., Class H	198,500	1,261
Abu Dhabi Islamic Bank PJSC	213,614	1,251
3i Group PLC	22,022	1,245
Tokio Marine Holdings, Inc.	27,700	1,175
Edenred SA	36,354	1,126
Aon PLC, Class A	2,980	1,063
CVC Capital Partners PLC	50,136	1,026
XP, Inc., Class A	45,340	916
ICICI Bank, Ltd. (ADR)	26,538	893
Mediobanca SpA (a)	37,649	875
Adyen NV (b)	463	850
Etoro Group, Ltd., Class A (b)	12,624	841
Hiscox, Ltd.	48,322	832
Hong Kong Exchanges and Clearing, Ltd.	15,500	827
Tryg A/S	31,592	816
Macquarie Group, Ltd.	5,051	760
Pluxee NV	34,882	760
Canadian Imperial Bank of Commerce	9,407	668
Partners Group Holding AG	510	665
Mizuho Financial Group, Inc.	23,700	657
Plus500, Ltd.	13,607	634
Brookfield Corp., Class A (CAD denominated)	8,991	556
Grupo Financiero Banorte, SAB de CV, Series O	56,281	514
People’s Insurance Company (Group) of China, Ltd. (The), Class H	640,000	487
Banco BTG Pactual SA, units	61,713	480
Canara Bank	300,837	401
Sampo OYJ, Class A	36,843	396
Intesa Sanpaolo SpA	64,163	370
Grupo Financiero Inbursa, SAB de CV	139,929	361
MS&AD Insurance Group Holdings, Inc.	16,000	359
Saudi National Bank (The)	36,707	354
Bank Central Asia Tbk PT	641,400	343
Banca Generali SpA	6,155	342

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Japan Post Bank Co., Ltd.	28,500	$308
ING Groep NV	10,568	232
Hang Seng Bank, Ltd.	12,900	193
Sberbank of Russia PJSC (c)	476,388	— (d)
		95,865

Industrials 16.00%
BAE Systems PLC	371,144	9,611
Airbus SE, non-registered shares	27,613	5,766
Ryanair Holdings PLC (ADR)	76,887	4,434
Siemens AG	11,090	2,843
Rheinmetall AG, non-registered shares	1,264	2,676
Hitachi, Ltd.	88,400	2,581
ABB, Ltd.	42,447	2,531
Safran SA	7,110	2,311
Deutsche Post AG	45,152	2,085
RELX PLC	38,138	2,061
ITOCHU Corp.	34,700	1,821
DSV A/S	7,290	1,752
Epiroc AB, Class B	42,138	806
Epiroc AB, Class A	33,488	727
Motiva Infraestrutura de Mobilidade SA	599,534	1,522
Canadian National Railway Co. (CAD denominated)	13,158	1,371
Diploma PLC	19,393	1,301
Alliance Global Group, Inc.	7,546,600	1,208
Copa Holdings SA, Class A	10,519	1,157
Compagnie de Saint-Gobain SA, non-registered shares	9,633	1,131
SMC Corp.	3,000	1,084
Volvo AB, Class B	38,529	1,081
Deutsche Lufthansa AG	123,520	1,045
Singapore Technologies Engineering, Ltd.	166,300	1,019
ASSA ABLOY AB, Class B	31,106	971
SPIE SA	15,845	890
SGH, Ltd.	22,731	809
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	34,778	798
Komatsu, Ltd.	20,200	664
Brambles, Ltd.	34,999	539
Kingspan Group PLC	6,112	520
Metso Corp.	39,888	516
Daikin Industries, Ltd.	4,000	473
Caterpillar, Inc.	1,195	464
Bombardier, Inc., Class B (b)	4,952	431
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	403
Mitsui & Co., Ltd.	15,800	323
Rolls-Royce Holdings PLC	23,754	316
International Consolidated Airlines Group SA (CDI)	66,727	313
Ashtead Group PLC	4,715	302
Salik Co. PJSC	174,803	288
International Container Terminal Services, Inc.	32,510	237
Wizz Air Holdings PLC (b)	12,727	190
		63,371

Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.	403,000	14,623
ASML Holding NV	7,732	6,171
MediaTek, Inc.	90,000	3,851
Samsung Electronics Co., Ltd.	71,381	3,163
Broadcom, Inc.	8,075	2,226
SAP SE	7,175	2,182

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NEC Corp.	55,900	$1,638
Sage Group PLC (The)	68,516	1,176
Capgemini SE	6,781	1,159
ASMPT, Ltd.	137,500	1,008
SK hynix, Inc.	4,609	997
Halma PLC	20,776	913
ASM International NV	1,296	830
Fujitsu, Ltd.	31,500	769
Tokyo Electron, Ltd.	3,900	750
E Ink Holdings, Inc.	95,000	719
Bechtle AG, non-registered shares	12,590	590
Lumine Group, Inc., subordinate voting shares (b)	10,419	366
Tata Consultancy Services, Ltd.	8,945	361
Keyence Corp.	800	321
eMemory Technology, Inc.	3,000	242
Newgen Software Technologies, Ltd.	13,433	183
		44,238

Consumer staples 8.81%
British American Tobacco PLC	131,714	6,261
Philip Morris International, Inc.	27,581	5,023
Nestle SA	44,604	4,431
Imperial Brands PLC	91,475	3,613
Carlsberg A/S, Class B	14,001	1,984
KT&G Corp.	18,007	1,704
Pernod Ricard SA	16,278	1,622
Arca Continental, SAB de CV	127,111	1,344
L’Oreal SA, non-registered shares	3,110	1,330
Carrefour SA, non-registered shares	91,237	1,286
Danone SA	13,637	1,114
Anheuser-Busch InBev SA/NV	15,787	1,083
Yamazaki Baking Co., Ltd.	39,500	886
Tsingtao Brewery Co., Ltd., Class H	129,738	847
Kweichow Moutai Co., Ltd., Class A	3,290	647
Ocado Group PLC (b)	175,541	547
Unilever PLC	8,946	543
United Spirits, Ltd.	19,088	318
Seven & i Holdings Co., Ltd.	18,100	292
		34,875

Consumer discretionary 8.23%
Industria de Diseno Textil SA	85,241	4,436
Renault SA	67,213	3,098
Trip.com Group, Ltd. (ADR)	37,365	2,191
Trip.com Group, Ltd.	10,050	584
Prosus NV, Class N	48,589	2,717
MGM China Holdings, Ltd.	1,190,000	1,952
Amadeus IT Group SA, Class A, non-registered shares	17,324	1,459
LVMH Moet Hennessy-Louis Vuitton SE	2,363	1,238
Aristocrat Leisure, Ltd.	28,439	1,220
Evolution AB	13,052	1,037
Entain PLC	83,159	1,028
Midea Group Co., Ltd., Class A	95,500	962
ANTA Sports Products, Ltd.	72,700	875
Compagnie Financiere Richemont SA, Class A	4,098	772
InterContinental Hotels Group PLC	6,711	765
Hyundai Motor Co.	5,056	762
Suzuki Motor Corp.	51,100	618
Games Workshop Group PLC	2,664	593

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Restaurant Brands International, Inc. (CAD denominated)	8,197	$544
D’Ieteren Group	2,461	529
B&M European Value Retail SA	138,745	517
Meituan, Class B (b)	32,000	511
Dixon Technologies (India), Ltd.	2,917	510
Accor SA	9,691	506
Nitori Holdings Co., Ltd.	4,900	474
H World Group, Ltd. (ADR)	12,538	425
JD.com, Inc., Class A (ADR)	12,568	410
Paltac Corp.	14,300	401
Galaxy Entertainment Group, Ltd.	89,361	397
Amber Enterprises India, Ltd. (b)	4,368	345
BYD Co., Ltd., Class A	6,400	296
Maruti Suzuki India, Ltd.	1,989	288
Jumbo SA	3,722	128
		32,588

Communication services 7.32%
Koninklijke KPN NV	950,618	4,631
Singapore Telecommunications, Ltd.	972,800	2,923
Publicis Groupe SA	24,160	2,723
Tencent Holdings, Ltd.	32,500	2,082
Deutsche Telekom AG	49,481	1,805
Nintendo Co., Ltd.	17,500	1,687
Bharti Airtel, Ltd.	62,029	1,453
MTN Group, Ltd.	181,961	1,448
BT Group PLC	487,864	1,297
Orange	82,607	1,257
Kanzhun, Ltd., Class A (ADR) (b)	61,210	1,092
Swisscom AG (b)	1,375	975
NetEase, Inc.	34,200	919
Nippon Television Holdings, Inc.	38,500	895
HYBE Co., Ltd.	3,666	839
Indus Towers, Ltd. (b)	153,766	755
America Movil, SAB de CV, Class B (ADR)	37,216	668
Universal Music Group NV	20,503	664
KT Corp. (ADR)	22,308	464
Vend Marketplaces ASA, Class A	11,389	401
		28,978

Health care 6.52%
Sanofi	67,985	6,584
AstraZeneca PLC	38,492	5,347
EssilorLuxottica SA	11,732	3,219
Novo Nordisk AS, Class B	44,521	3,090
Chugai Pharmaceutical Co., Ltd.	24,300	1,270
bioMerieux SA	8,453	1,169
Haleon PLC	180,035	925
Grifols SA, Class B (ADR) (b)	96,958	876
Roche Holding AG, nonvoting non-registered shares	2,659	866
Bayer AG	25,374	763
Genus PLC	15,716	441
Max Healthcare Institute, Ltd.	27,843	414
Fresenius SE & Co. KGaA	7,058	355
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	40,000	274

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	1,100	$131
Akums Drugs and Pharmaceuticals, Ltd. (b)	16,884	115
Euroapi SA (a)(b)	1,412	5
		25,844

Materials 5.20%
Barrick Mining Corp.	145,374	3,027
Linde PLC	4,443	2,084
Glencore PLC	443,045	1,725
BASF SE	34,443	1,698
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,435	1,362
Shin-Etsu Chemical Co., Ltd.	35,500	1,176
Vale SA (ADR), ordinary nominative shares	84,314	819
Vale SA, ordinary nominative shares	32,911	319
Heidelberg Materials AG, non-registered shares	3,882	912
Anhui Conch Cement Co., Ltd., Class H	345,000	877
Norsk Hydro ASA	141,880	810
Nutrien, Ltd. (CAD denominated)	13,615	793
Air Liquide SA	3,426	707
Rio Tinto PLC	11,504	670
Grupo Mexico, SAB de CV, Series B	102,232	619
Sika AG	2,232	606
Valterra Platinum, Ltd. (ZAR denominated)	11,207	500
Valterra Platinum, Ltd. (GBP denominated) (b)	1,235	54
Fresnillo PLC	25,025	495
Franco-Nevada Corp. (CAD denominated)	2,647	435
Anglo American PLC	10,633	314
Fortescue, Ltd.	23,624	238
Givaudan SA	43	208
Freeport-McMoRan, Inc.	3,152	137
Alrosa PJSC (c)	53,607	— (d)
		20,585

Energy 4.55%
TotalEnergies SE	113,612	6,972
Cameco Corp. (CAD denominated)	32,219	2,393
Canadian Natural Resources, Ltd. (CAD denominated)	59,516	1,871
Shell PLC (GBP denominated)	50,148	1,758
Gaztransport & Technigaz SA	4,044	801
Cenovus Energy, Inc. (CAD denominated)	37,928	516
Cenovus Energy, Inc.	12,761	174
Repsol SA, non-registered shares	46,619	683
TC Energy Corp. (CAD denominated)	13,038	636
BP PLC	125,880	632
ADNOC Drilling Co. PJSC	316,861	492
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	30,053	376
Tourmaline Oil Corp.	7,613	367
Schlumberger NV	7,986	270
South Bow Corp. (a)	2,470	64
Sovcomflot PAO (c)	356,717	— (d)
		18,005

Utilities 2.76%
Engie SA	138,827	3,258
SSE PLC	64,755	1,628
Iberdrola SA, non-registered shares	80,462	1,544
Brookfield Infrastructure Partners, LP	37,345	1,251
RWE AG	29,722	1,240

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Veolia Environnement SA	18,018	$642
National Grid PLC	42,387	618
CPFL Energia SA	58,911	443
NTPC, Ltd.	81,979	320
		10,944

Real estate 1.05%
Mitsubishi Estate Co., Ltd.	42,900	805
Prologis Property Mexico, SA de CV, REIT	186,799	706
CK Asset Holdings, Ltd.	124,000	547
Link REIT	93,568	500
Sun Hung Kai Properties, Ltd.	34,000	390
CapitaLand Integrated Commercial Trust REIT	222,900	380
Henderson Land Development Co., Ltd.	92,000	322
Longfor Group Holdings, Ltd.	248,742	293
Goodman Logistics (HK), Ltd. REIT	10,467	236
		4,179
Total common stocks (cost: $274,155,000)		379,472
Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	58,932	174
Total preferred securities (cost: $222,000)		174
Short-term securities 4.17%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)(f)	156,755	15,675

Money market investments purchased with collateral from securities on loan 0.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	842,889	843
Total short-term securities (cost: $16,516,000)		16,518
Total investment securities 100.02% (cost: $290,893,000)		396,164
Other assets less liabilities (0.02)%		(99)
Net assets 100.00%		$396,065
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.96%
Money market investments 3.96%
Capital Group Central Cash Fund 4.35% (e)	$11,674	$48,655	$44,653	$— (d)	$(1)	$15,675	$272

65	American Funds Insurance Series

International Growth and Income Fund (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $891,000, which represented 0.22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	66

Capital Income Builder
Investment portfolio June 30, 2025unaudited

Common stocks 74.97%	Shares	Value (000)
Financials 14.92%
JPMorgan Chase & Co.	85,808	$24,877
Morgan Stanley	105,303	14,833
Munchener Ruckversicherungs-Gesellschaft AG	20,000	12,972
Zurich Insurance Group AG	17,253	12,059
NatWest Group PLC	1,714,879	12,038
ING Groep NV	431,972	9,478
BlackRock, Inc.	8,807	9,241
Wells Fargo & Co.	100,287	8,035
Intact Financial Corp.	34,475	8,017
DBS Group Holdings, Ltd.	213,416	7,538
PNC Financial Services Group, Inc.	33,774	6,296
Truist Financial Corp.	133,958	5,759
KB Financial Group, Inc.	67,130	5,516
Tokio Marine Holdings, Inc.	104,800	4,447
Hana Financial Group, Inc.	69,407	4,438
Euronext NV	22,802	3,897
American International Group, Inc.	43,446	3,719
AIA Group, Ltd.	400,000	3,587
TPG, Inc., Class A	68,006	3,567
National Bank of Canada	33,144	3,420
BNP Paribas SA	36,399	3,272
Banco Santander SA	392,996	3,253
East West Bancorp, Inc.	31,456	3,176
Sampo OYJ, Class A	289,641	3,115
Progressive Corp.	11,438	3,052
360 ONE WAM, Ltd.	213,984	2,981
Toronto-Dominion Bank (The) (CAD denominated)	38,971	2,866
Power Corporation of Canada, subordinate voting shares (a)	71,810	2,805
Banco Bilbao Vizcaya Argentaria SA	178,297	2,742
UniCredit SpA	38,177	2,559
Apollo Asset Management, Inc.	17,756	2,519
CME Group, Inc., Class A	9,068	2,499
PICC Property and Casualty Co., Ltd., Class H	1,252,000	2,424
3i Group PLC	35,575	2,012
Blackstone, Inc.	13,386	2,002
EFG International AG	105,100	1,947
Kaspi.kz JSC	21,756	1,916
Webster Financial Corp.	33,891	1,851
Skandinaviska Enskilda Banken AB, Class A	105,131	1,835
Mizuho Financial Group, Inc.	64,500	1,789
Swiss Re AG	10,267	1,775
Samsung Fire & Marine Insurance Co., Ltd.	5,329	1,714
Deutsche Bank AG	53,468	1,585
State Street Corp.	14,738	1,567
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,494
Standard Chartered PLC	87,032	1,442
SouthState Corp.	12,116	1,115
Patria Investments, Ltd., Class A	70,098	986
Bank Central Asia Tbk PT	1,673,400	894
Canadian Imperial Bank of Commerce	12,050	855
Western Union Co.	98,671	831
Marsh & McLennan Cos., Inc.	3,782	827
Citizens Financial Group, Inc.	17,188	769
Vontobel Holding AG	9,350	755
Houlihan Lokey, Inc., Class A	3,658	658
Great-West Lifeco, Inc.	17,173	653
Resona Holdings, Inc.	62,400	577

67	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
First American Financial Corp.	6,638	$408
Bank Mandiri (Persero) Tbk PT	1,301,701	391
Sberbank of Russia PJSC (b)	204,176	— (c)
		233,645

Information technology 9.73%
Broadcom, Inc.	218,318	60,179
Taiwan Semiconductor Manufacturing Co., Ltd.	821,800	29,820
Microsoft Corp.	47,315	23,535
Accenture PLC, Class A	24,540	7,335
Seagate Technology Holdings PLC	33,236	4,797
Tokyo Electron, Ltd.	23,200	4,459
Texas Instruments, Inc.	21,302	4,423
SAP SE	12,964	3,942
KLA Corp.	3,797	3,401
HCL Technologies, Ltd.	134,835	2,718
MediaTek, Inc.	50,000	2,140
TE Connectivity Public, Ltd. Co.	10,940	1,845
Analog Devices, Inc.	7,300	1,738
TDK Corp.	140,100	1,649
Capgemini SE	2,349	401
		152,382

Industrials 8.67%
RTX Corp.	200,678	29,303
Volvo AB, Class B	331,726	9,306
Siemens AG	34,165	8,759
Deutsche Post AG	170,160	7,859
BAE Systems PLC	287,802	7,453
RELX PLC	110,698	5,982
Paychex, Inc.	35,883	5,220
Mitsubishi Corp.	228,781	4,588
Singapore Technologies Engineering, Ltd.	716,900	4,392
Marubeni Corp.	211,300	4,274
FedEx Corp.	17,546	3,988
Honeywell International, Inc.	16,873	3,929
Automatic Data Processing, Inc.	12,139	3,744
Carrier Global Corp.	43,991	3,220
Broadridge Financial Solutions, Inc.	13,014	3,163
Airbus SE, non-registered shares	12,725	2,657
Canadian National Railway Co. (CAD denominated)	23,624	2,462
Northrop Grumman Corp.	4,914	2,457
Union Pacific Corp.	10,554	2,428
ITOCHU Corp.	41,500	2,178
Localiza Rent a Car SA, ordinary nominative shares	272,638	2,033
Bureau Veritas SA	58,499	1,994
Robert Half, Inc.	41,739	1,713
Epiroc AB, Class A	60,943	1,323
Epiroc AB, Class B	4,933	95
Trinity Industries, Inc.	51,776	1,399
Schneider Electric SE	5,014	1,334
UL Solutions, Inc., Class A	16,361	1,192
SGS SA	11,681	1,185
PACCAR, Inc.	12,078	1,148
Transurban Group	121,112	1,114
Sulzer AG	5,386	972
Logista Integral SA, non-registered shares	23,729	777
ABB, Ltd.	11,891	709

American Funds Insurance Series	68

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Brambles, Ltd.	40,818	$629
Computershare Ltd.	22,570	593
Watsco, Inc.	415	183
		135,755

Consumer staples 8.60%
Philip Morris International, Inc.	232,304	42,309
British American Tobacco PLC	501,602	23,843
British American Tobacco PLC (ADR)	40,836	1,933
Mondelez International, Inc., Class A	220,906	14,898
Imperial Brands PLC	229,612	9,068
Nestle SA	60,265	5,987
Sysco Corp.	57,604	4,363
Danone SA	45,261	3,698
ITC, Ltd.	710,417	3,450
Altria Group, Inc.	58,605	3,436
Carlsberg A/S, Class B	21,785	3,087
Coca-Cola Co.	42,247	2,989
Kimberly-Clark Corp.	19,552	2,521
General Mills, Inc.	42,990	2,227
WH Group, Ltd.	2,022,500	1,945
Suntory Beverage & Food, Ltd.	51,300	1,642
Procter & Gamble Co.	9,712	1,547
Dollar General Corp.	10,394	1,189
PepsiCo, Inc.	8,237	1,088
Unilever PLC	16,272	988
Anheuser-Busch InBev SA/NV	12,112	831
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	727
Pernod Ricard SA	5,475	545
Constellation Brands, Inc., Class A	1,891	308
Scandinavian Tobacco Group A/S	9,175	122
		134,741

Health care 8.10%
AbbVie, Inc.	109,793	20,380
Abbott Laboratories	124,644	16,953
Amgen, Inc.	49,129	13,717
Gilead Sciences, Inc.	117,805	13,061
AstraZeneca PLC	88,789	12,334
Sanofi	108,546	10,512
Novo Nordisk AS, Class B	110,487	7,668
Medtronic PLC	82,172	7,163
UnitedHealth Group, Inc.	14,130	4,408
Bristol-Myers Squibb Co.	85,101	3,939
Takeda Pharmaceutical Co., Ltd.	106,625	3,276
Merck & Co., Inc.	28,632	2,267
CVS Health Corp.	31,588	2,179
EBOS Group, Ltd.	81,078	1,899
EssilorLuxottica SA	6,880	1,887
Roche Holding AG, nonvoting non-registered shares	4,650	1,514
Novartis AG	9,389	1,138
Sandoz Group AG	18,029	987
GSK PLC	43,796	836
Royalty Pharma PLC, Class A	22,537	812
		126,930

Utilities 5.29%
Engie SA	348,234	8,173

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola SA, non-registered shares	391,173	$7,506
E.ON SE	386,133	7,107
Dominion Energy, Inc.	124,159	7,017
National Grid PLC	446,695	6,509
SSE PLC	209,134	5,256
Pinnacle West Capital Corp.	56,998	5,100
DTE Energy Co.	37,944	5,026
CenterPoint Energy, Inc.	124,795	4,585
Duke Energy Corp.	33,133	3,910
Southern Co. (The)	41,174	3,781
Entergy Corp.	37,644	3,129
Sempra	39,487	2,992
Atmos Energy Corp.	15,655	2,413
Enel SpA	230,994	2,192
Power Grid Corporation of India, Ltd.	616,919	2,157
SembCorp Industries, Ltd.	268,900	1,449
AES Corp.	132,318	1,392
NextEra Energy, Inc.	18,420	1,279
Edison International	21,128	1,090
Power Assets Holdings, Ltd.	127,000	816
		82,879

Consumer discretionary 4.85%
McDonald’s Corp.	32,086	9,375
Industria de Diseno Textil SA	154,521	8,042
Home Depot, Inc.	19,698	7,222
Starbucks Corp.	74,312	6,809
YUM! Brands, Inc.	33,673	4,990
Midea Group Co., Ltd., Class A	484,566	4,882
Royal Caribbean Cruises, Ltd.	11,474	3,593
Compagnie Generale des Etablissements Michelin	92,890	3,451
LVMH Moet Hennessy-Louis Vuitton SE	6,411	3,358
Evolution AB	39,788	3,161
Amadeus IT Group SA, Class A, non-registered shares	33,725	2,840
Tractor Supply Co.	42,150	2,224
NEXT PLC	12,951	2,211
Compagnie Financiere Richemont SA, Class A	11,374	2,142
Aristocrat Leisure, Ltd.	49,212	2,111
Darden Restaurants, Inc.	9,659	2,105
Vail Resorts, Inc.	12,620	1,983
Restaurant Brands International, Inc.	27,181	1,802
Galaxy Entertainment Group, Ltd.	283,000	1,256
Las Vegas Sands Corp.	26,266	1,143
OPAP SA	26,284	596
Jumbo SA	13,271	458
International Game Technology PLC	17,882	283
		76,037

Energy 4.64%
Exxon Mobil Corp.	134,162	14,463
Canadian Natural Resources, Ltd. (CAD denominated)	372,833	11,718
TC Energy Corp. (CAD denominated) (a)	195,019	9,521
Shell PLC (GBP denominated)	187,059	6,557
Shell PLC (ADR)	9,821	691
TotalEnergies SE	100,624	6,175
EOG Resources, Inc.	42,410	5,073
ConocoPhillips	52,067	4,672
South Bow Corp. (a)	156,968	4,075
EQT Corp.	62,823	3,664

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chevron Corp.	18,330	$2,625
Cenovus Energy, Inc.	93,424	1,271
DT Midstream, Inc.	10,047	1,104
Schlumberger NV	17,806	602
BP PLC	99,480	499
New Fortress Energy, Inc., Class A (d)	950	3
		72,713

Communication services 3.51%
Singapore Telecommunications, Ltd.	3,454,300	10,378
T-Mobile US, Inc.	30,317	7,223
Publicis Groupe SA	59,664	6,725
AT&T, Inc.	208,493	6,034
Deutsche Telekom AG	135,327	4,937
Koninklijke KPN NV	881,213	4,293
Comcast Corp., Class A	108,926	3,888
Verizon Communications, Inc.	65,877	2,850
NetEase, Inc.	86,600	2,328
Nintendo Co., Ltd.	18,200	1,754
America Movil, SAB de CV, Class B (ADR)	82,076	1,472
HKT Trust and HKT, Ltd., units	984,240	1,469
Omnicom Group, Inc.	12,215	879
Swisscom AG (d)	566	401
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	384
		55,015

Real estate 3.43%
VICI Properties, Inc. REIT	627,033	20,441
Welltower, Inc. REIT	45,047	6,925
Prologis, Inc. REIT	37,913	3,985
Extra Space Storage, Inc. REIT	23,759	3,503
American Tower Corp. REIT	14,128	3,123
Rexford Industrial Realty, Inc. REIT	84,140	2,993
Mindspace Business Parks REIT	399,976	1,866
Link REIT	302,148	1,613
CTP NV	75,076	1,578
CK Asset Holdings, Ltd.	322,500	1,421
UDR, Inc. REIT	34,393	1,404
Equinix, Inc. REIT	1,676	1,333
SBA Communications Corp. REIT, Class A	4,761	1,118
Sun Communities, Inc. REIT	5,902	747
Embassy Office Parks REIT	140,661	639
Lineage, Inc. REIT (a)	9,785	426
Longfor Group Holdings, Ltd.	357,634	422
Kimco Realty Corp. REIT	5,095	107
		53,644

Materials 3.23%
Air Products and Chemicals, Inc.	28,543	8,051
Rio Tinto PLC	117,196	6,829
Smurfit Westrock PLC	148,945	6,427
Shin-Etsu Chemical Co., Ltd.	191,162	6,335
Nitto Denko Corp.	218,938	4,244
Linde PLC	8,566	4,019
Vale SA, ordinary nominative shares	211,978	2,054
Vale SA (ADR), ordinary nominative shares	91,722	891
International Paper Co.	55,076	2,579
Anglo American PLC	75,013	2,214

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	47,581	$1,182
BASF SE	23,462	1,157
Dow, Inc.	31,474	833
Eastman Chemical Co.	11,125	830
Barrick Mining Corp.	34,519	719
Evonik Industries AG	27,512	567
Givaudan SA	110	532
Air Liquide SA	2,512	518
BHP Group, Ltd. (CDI)	19,509	468
Valterra Platinum, Ltd. (GBP denominated) (d)	3,257	143
		50,592
Total common stocks (cost: $810,358,000)		1,174,333
Convertible stocks 0.43%
Information technology 0.19%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,982

Utilities 0.13%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,390
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	688
		2,078

Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	30,256	971

Financials 0.05%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	697
Total convertible stocks (cost: $6,289,000)		6,728
Bonds, notes & other debt instruments 13.99%	Principal amount (000)
Mortgage-backed obligations 5.57%
Federal agency mortgage-backed obligations 4.63%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	802	757
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	273	255
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	15	15

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	USD22	$21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	29	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	162	149
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,853	1,702
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,584	2,279
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	296	263
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	115	100
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	76	67
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	42	37
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	12	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	127	111
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	82	71
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	43	34
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	125	110
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	185	147
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	157	137
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	19	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	14	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	110	96
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	171	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	71	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	806	710
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	460	403
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	269	244
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	105	98
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	9	8
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	53	53
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	150	119
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	107	107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	97	97
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	148	148
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	93	93
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (e)	90	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (e)	798	743
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (e)	71	70
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	232	228
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	59	58
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	253	253
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,378	1,406
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	313	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	369	376
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	229	234
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	173	177
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (e)	268	249
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	99	94
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	123	121
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (e)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	815	817
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	409	416
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (e)	911	848
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	8	8
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	45	46
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	669	682
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	68	71

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	USD24	$25
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	27	28
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	869	871
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	117	119
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	62	63
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	948	955
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	115	117
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	71	71
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	395	405
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	125	127
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	26	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	19	19
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (e)	21	22
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	153	153
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	843	857
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	185	188
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	165	169
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (e)	109	111
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	97	100
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	80	81
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	20	20
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (e)	465	490
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,755	2,820
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	358	364
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	18	19
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	240	240
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	34	34
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	237	237
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	575	551
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	200	196
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (e)	1,177	1,095
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	44	45
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	628	639
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	318	305
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	25	25
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	334	320
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	79	80
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	20	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	204	208
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	14	14
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (e)	1	1
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	207	214
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	328	338
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	218	220
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	535	514
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	368	317
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	401	375
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	115	107
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	63	54
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	109	94
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	181	171
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	7	7

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	USD23	$22
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	14	13
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	946	923
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	12	11
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	136	119
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	64	56
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	129	113
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	48	40
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (e)	102	89
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	243	193
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	110	95
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	796	691
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	455	394
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	313	292
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	753	722
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	146	127
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	44	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	111	96
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	165	160
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	586	577
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	287	288
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,430	2,191
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	103	103
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	437	419
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (e)	754	703
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	93	92
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	517	518
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	391	392
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	31	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	979	981
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	79	80
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	15	16
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	8	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	32	32
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	18	19
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	17	17
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	214	215
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	850	835
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	45	45
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	9	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (e)	53	49
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (e)	243	256
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	1,190	1,211
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	874	875
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	18	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	450	461

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	USD9	$10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	270	272
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	53	53
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	17	17
Freddie Mac Pool #QI5199 6.50% 5/1/2054 (e)	25	26
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	116	116
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	64	64
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	358	365
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	291	300
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	252	256
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	18	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	16	16
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	176	179
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	18	18
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	9	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	38	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	19	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	18	19
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	9	9
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	82	79
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	53	52
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	63	63
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	18	18
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (e)	568	543
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	339	339
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	37	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	171	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	84	85
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	8	8
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	12	13
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	3,033	3,134
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	350	356
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	20	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	92	93
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	15	15
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (e)	1	1
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	79	80
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)(f)	89	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	187	174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	180	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	81	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	68	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	837	749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	289	278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (e)	457	437
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	688	669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	995	946
Government National Mortgage Assn. 5.50% 7/1/2055 (e)(g)	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	160	156

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	USD2,792	$2,611
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	59	55
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	380	375
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	1,022	1,007
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	25	23
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (e)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (e)(g)	1,951	1,618
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (e)(g)	1,431	1,289
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (e)(g)	88	82
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (e)(g)	164	157
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (e)(g)	162	159
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (e)(g)	191	191
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (e)(g)	1,703	1,731
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (e)(g)	3,754	3,953
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (e)(g)	51	40
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (e)(g)	872	754
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (e)(g)	187	174
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (e)(g)	156	158
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (e)(g)	154	159
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (e)(g)	243	255
		72,469

Commercial mortgage-backed securities 0.47%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (e)(f)(h)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	128
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (e)(f)(h)	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (e)(f)(h)	105	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (e)(f)(h)	628	626
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (e)(f)(h)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (e)(f)(h)	97	97
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (e)(f)(h)	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (e)(f)(h)	88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (e)(f)(h)	86	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (e)(f)(h)	176	177
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (e)(f)(h)	39	39
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	599
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (e)(f)(h)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(h)	574	582
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	596
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	338
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (e)(f)(h)	243	245

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	USD541	$558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (e)(f)(h)	110	111
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (e)(f)(h)	597	592
		7,402

Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	86	78
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	514	498
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	60	56
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	175	173
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	398	390
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	139	133
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	6	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (e)(f)(h)	28	29
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (e)(f)(h)	244	246
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (e)(f)(h)	82	82
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (e)(f)(h)	66	66
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (e)(f)(h)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (e)(f)(h)	11	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (e)(f)(h)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (e)(f)(h)	208	209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (e)(f)(h)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (e)(f)(h)	7	7
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	97	98
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	59	58
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	765	770
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	57	57
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (e)(h)(i)	96	96
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	516	514
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	119	120
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (e)(f)(h)	152	150
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	172	174
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	387	391
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	969	975
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	520
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	96	93
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (e)(f)(h)	140	141
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	18	17
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	16	16
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	329	299
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	190

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	77	78
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	98	98
		7,360
Total mortgage-backed obligations		87,231
U.S. Treasury bonds & notes 4.93%
U.S. Treasury 4.93%
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,737
U.S. Treasury 1.875% 6/30/2026	3,855	3,775
U.S. Treasury 1.125% 10/31/2026	995	960
U.S. Treasury 2.00% 11/15/2026 (j)	2,800	2,731
U.S. Treasury 4.625% 11/15/2026	1,200	1,212
U.S. Treasury 4.00% 1/15/2027 (j)	6,541	6,557
U.S. Treasury 0.50% 4/30/2027	2,375	2,240
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.875% 5/31/2027	3,009	3,016
U.S. Treasury 3.75% 6/30/2027	11,364	11,371
U.S. Treasury 4.00% 2/29/2028	745	751
U.S. Treasury 1.25% 3/31/2028	1,350	1,264
U.S. Treasury 3.625% 3/31/2028	4	4
U.S. Treasury 3.875% 6/15/2028	7,447	7,486
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	382
U.S. Treasury 4.00% 5/31/2030	917	955
U.S. Treasury 3.875% 6/30/2030	10,178	10,217
U.S. Treasury 4.00% 6/30/2032	7,532	7,536
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.25% 5/15/2035	3,046	3,050
U.S. Treasury 4.50% 8/15/2039	1,045	1,041
U.S. Treasury 4.75% 2/15/2041	1,730	1,753
U.S. Treasury 2.00% 11/15/2041 (j)	300	206
U.S. Treasury 5.00% 5/15/2045	585	601
U.S. Treasury 2.375% 5/15/2051 (j)	196	125
U.S. Treasury 4.00% 11/15/2052	152	133
U.S. Treasury 4.625% 2/15/2055 (j)	3,276	3,189
U.S. Treasury 4.75% 5/15/2055	310	308
Total U.S. Treasury bonds & notes		77,098
Corporate bonds, notes & loans 2.47%
Financials 0.47%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(k)	264	262
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	99	101
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	127
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (i)	238	244
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (i)	USD75	$77
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	414
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	31
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	56
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	120	124
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	63
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	40	41
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	197	202
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	202
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (i)	52	53
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	17
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	334
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	162	168
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	145
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	489
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	57	58
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (i)	38	39
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	92	95
Navient Corp. 5.00% 3/15/2027	150	150
New York Life Global Funding 3.00% 1/10/2028 (h)	150	146
OneMain Finance Corp. 6.625% 5/15/2029	340	350
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	101
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	208
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	USD104	$114
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (i)	25	25
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	56	58
		7,412

Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	128
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	269
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	302
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	317
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	97
Centene Corp. 4.625% 12/15/2029	530	516
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 5.625% 2/21/2053	55	51
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	391
Merck & Co., Inc. 1.70% 6/10/2027	118	113
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	40	36
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	364
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	655
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
		5,251

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.25%
APA Corp. 4.25% 1/15/2030 (h)	USD385	$369
Baytex Energy Corp. 7.375% 3/15/2032 (h)	600	573
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	9
ConocoPhillips Co. 5.50% 1/15/2055	50	47
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	258
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	335
Exxon Mobil Corp. 3.452% 4/15/2051	210	149
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	384
NFE Financing, LLC 12.00% 11/15/2029 (h)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	122
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	183
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	200	188
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	551
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	195
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	81
		3,845

Utilities 0.23%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	369
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	226
FirstEnergy Corp. 2.65% 3/1/2030	393	361
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	96
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	283
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	326
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	374
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	131
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	164
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	142
Southern California Edison Co. 5.90% 3/1/2055	30	27
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	264	267
		3,615

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.23%
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$61
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	24
CCO Holdings, LLC 4.25% 1/15/2034 (h)	655	584
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	28
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026 (h)	253	243
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	750
TEGNA, Inc. 5.00% 9/15/2029	360	344
T-Mobile USA, Inc. 3.875% 4/15/2030	625	607
T-Mobile USA, Inc. 2.55% 2/15/2031	203	182
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	334
Verizon Communications, Inc. 1.75% 1/20/2031	142	123
		3,606

Consumer discretionary 0.20%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	17
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	11
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	285
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 6.125% 2/15/2033 (h)	175	179
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (h)	150	152
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (h)	150	130
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	298
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	600
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	628
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,158

Industrials 0.19%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	205
Boeing Co. (The) 2.75% 2/1/2026	91	90
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	92	99
Boeing Co. (The) 6.528% 5/1/2034	921	1,001
Boeing Co. (The) 5.805% 5/1/2050	136	131
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Moog, Inc. 4.25% 12/9/2027 (h)	USD55	$54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		2,912

Real estate 0.16%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	137
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	496
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	439
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	708
		2,577

Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	49
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	77
BAT International Finance PLC 4.448% 3/16/2028	150	150
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	145
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	126
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 9/7/2033	USD30	$31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	334
		2,534

Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	266
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	101
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	47
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	786
Synopsys, Inc. 5.70% 4/1/2055	380	378
		1,987

Materials 0.11%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	20	20
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	125	121
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	647
Dow Chemical Co. (The) 5.15% 2/15/2034	19	19
Dow Chemical Co. (The) 5.35% 3/15/2035	11	11
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	53	48
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (h)	249	250
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	313
		1,773
Total corporate bonds, notes & loans		38,670
Asset-backed obligations 0.95%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (e)(h)	215	216

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (e)(h)	USD82	$82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (e)(h)	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (e)(h)	277	278
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (e)(h)	197	195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (e)(h)	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	353
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	344	347
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	78	78
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	662	672
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	351	347
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	81
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	316	304
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	489	490
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	301	301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	497	501
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (e)	139	140
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	323	324
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	394	397
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	149	151
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	345	326
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	64	59
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (e)(h)	83	81
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	314	300
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (e)(h)	59	59
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	88	88
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	292
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	18	18
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	96
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	364	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	15	14
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	172	173
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (e)(h)	246	246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(h)	26	24
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(h)	47	43
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	111	104
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	220	206
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (e)(f)(h)	114	114
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	881
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	445	447
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	36	35
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	153	153
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	214	216
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (e)(h)	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	198	197

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	USD102	$103
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	195	195
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (e)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	72	72
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	43	38
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	78	75
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (e)(f)(h)	335	328
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	257	257
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	84	86
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (e)(h)	799	804
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	215	216
		14,904
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031	190	171
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
United Mexican States 7.375% 5/13/2055	245	253
		805
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	197

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	139
Total municipals		336
Total bonds, notes & other debt instruments (cost: $220,241,000)		219,044
Investment funds 2.06%	Shares
Capital Group Central Corporate Bond Fund (l)	3,819,323	32,235
Total Investment funds (cost: $35,212,000)		32,235
Short-term securities 8.35%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (l)(m)	1,150,689	115,069

Money market investments purchased with collateral from securities on loan 1.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)	15,786,027	15,786
Total short-term securities (cost: $130,837,000)		130,855
Total investment securities 99.80% (cost: $1,202,937,000)		1,563,195
Other assets less liabilities 0.20%		3,128
Net assets 100.00%		$1,566,323

87	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	269	9/17/2025	USD64,335	$44
2 Year U.S. Treasury Note Futures	Long	217	10/3/2025	45,141	178
5 Year U.S. Treasury Note Futures	Long	375	10/3/2025	40,875	429
10 Year U.S. Treasury Note Futures	Long	147	9/30/2025	16,482	313
10 Year Ultra U.S. Treasury Note Futures	Short	25	9/30/2025	(2,857)	(72)
20 Year U.S. Treasury Bond Futures	Long	44	9/30/2025	5,081	185
30 Year Ultra U.S. Treasury Bond Futures	Long	72	9/30/2025	8,577	332
					$1,409
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$— (c)	$—	$— (c)
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD690	— (c)	—	— (c)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	144	—	144
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	99	—	99
						$243	$—	$243
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 6/30/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015	$111	$99	$12
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.06%
Capital Group Central Corporate Bond Fund	$30,920	$750	$—	$—	$565	$32,235	$750
Short-term securities 7.34%
Money market investments 7.34%
Capital Group Central Cash Fund 4.35% (m)	60,575	199,935	145,437	— (c)	(4)	115,069	1,854
Total 9.40%				$— (c)	$561	$147,304	$2,604

American Funds Insurance Series	88

Capital Income Builder (continued)
(a)
All or a portion of this security was on loan. The total value of all such securities was $16,714,000, which represented 1.07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,844,000, which represented 2.61% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,008,000, which represented 0.13% of the net assets of the fund.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $262,000, which represented 0.02% of the net assets of the fund.

(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fncg. = Financing
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

89	American Funds Insurance Series

Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Common stocks 67.14%	Shares	Value (000)
Information technology 16.85%
Broadcom, Inc.	5,212,782	$1,436,903
Microsoft Corp.	2,083,449	1,036,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,973,803	673,537
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	28,049
NVIDIA Corp.	2,594,429	409,894
Apple, Inc.	1,032,637	211,866
Intel Corp.	6,095,959	136,550
ASML Holding NV (ADR)	145,009	116,209
MicroStrategy, Inc., Class A (a)	246,870	99,792
Micron Technology, Inc.	726,977	89,600
KLA Corp.	94,152	84,336
International Business Machines Corp.	275,000	81,065
Adobe, Inc. (a)	202,715	78,426
Synopsys, Inc. (a)	90,490	46,392
Oracle Corp.	185,267	40,505
Diebold Nixdorf, Inc. (a)	532,940	29,525
Salesforce, Inc.	102,608	27,980
Applied Materials, Inc.	113,846	20,842
Motorola Solutions, Inc.	35,587	14,963
		4,662,762

Financials 12.18%
Apollo Asset Management, Inc.	2,534,818	359,615
Arthur J. Gallagher & Co.	1,010,070	323,344
Aon PLC, Class A	752,130	268,330
Mastercard, Inc., Class A	360,948	202,831
Synchrony Financial	3,000,000	200,220
Capital One Financial Corp.	889,662	189,284
Visa, Inc., Class A	525,963	186,743
Ares Management Corp., Class A	1,004,749	174,022
Blue Owl Capital, Inc., Class A	9,047,540	173,803
Bank of America Corp.	2,784,601	131,767
Blackstone, Inc.	837,355	125,252
Wells Fargo & Co.	1,413,342	113,237
American Express Co.	337,999	107,815
Brown & Brown, Inc.	964,468	106,931
Fiserv, Inc. (a)	584,262	100,733
BlackRock, Inc.	88,049	92,385
JPMorgan Chase & Co.	318,591	92,363
Chubb, Ltd.	273,887	79,351
Progressive Corp.	280,641	74,892
Citigroup, Inc.	875,000	74,480
AXA SA	1,445,264	70,941
KKR & Co., Inc.	273,886	36,435
Brookfield Corp., Class A	486,973	30,119
Goldman Sachs Group, Inc.	30,100	21,303
Intercontinental Exchange, Inc.	110,132	20,206
UniCredit SpA	214,008	14,346
Sberbank of Russia PJSC (b)	8,880,000	— (c)
		3,370,748

Industrials 9.09%
ATI, Inc. (a)	3,762,816	324,882
Boeing Co. (The) (a)	1,355,000	283,913
TransDigm Group, Inc.	160,869	244,624
L3Harris Technologies, Inc.	870,418	218,336
General Electric Co.	722,399	185,938
Honeywell International, Inc.	641,747	149,450
Deere & Co.	270,815	137,707

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	183,050	$127,855
Caterpillar, Inc.	290,000	112,581
Ingersoll-Rand, Inc.	1,251,137	104,070
Safran SA	312,100	101,431
United Rentals, Inc.	129,402	97,491
Northrop Grumman Corp.	126,468	63,232
Trane Technologies PLC	137,366	60,085
Quanta Services, Inc.	152,260	57,566
Copart, Inc. (a)	835,833	41,014
Republic Services, Inc.	158,509	39,090
RTX Corp.	260,623	38,056
Union Pacific Corp.	158,202	36,399
Carrier Global Corp.	382,605	28,003
GE Vernova, Inc.	44,366	23,476
FTAI Aviation, Ltd.	181,908	20,927
Airbus SE, non-registered shares	94,296	19,689
		2,515,815

Consumer discretionary 7.00%
Booking Holdings, Inc.	68,188	394,757
Amazon.com, Inc. (a)	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	808,815	253,272
Starbucks Corp.	1,827,909	167,491
Home Depot, Inc.	367,100	134,594
NIKE, Inc., Class B	1,485,288	105,515
Darden Restaurants, Inc.	448,084	97,669
D.R. Horton, Inc.	650,250	83,830
Carnival Corp. (a)	2,758,206	77,561
Compagnie Financiere Richemont SA, Class A	381,887	71,930
Moncler SpA	1,254,665	71,517
Texas Roadhouse, Inc.	325,829	61,064
Hilton Worldwide Holdings, Inc.	139,547	37,167
Restaurant Brands International, Inc.	498,700	33,059
Tesla, Inc. (a)	79,806	25,351
YUM! Brands, Inc.	91,381	13,541
lululemon athletica, Inc. (a)	44,474	10,566
AutoZone, Inc. (a)	1,687	6,262
Aimbridge Topco, LLC (a)(b)	10,722	807
Party City Holdco, Inc. (a)(b)	68,158	— (c)
Party City Holdco, Inc. (a)(b)(d)	681	— (c)
		1,938,098

Health care 6.79%
Vertex Pharmaceuticals, Inc. (a)	992,755	441,974
Gilead Sciences, Inc.	2,987,938	331,273
Eli Lilly and Co.	314,292	245,000
UnitedHealth Group, Inc.	480,370	149,861
Amgen, Inc.	473,094	132,093
CVS Health Corp.	1,451,353	100,114
Thermo Fisher Scientific, Inc.	179,059	72,601
Alnylam Pharmaceuticals, Inc. (a)	205,917	67,147
Abbott Laboratories	487,227	66,268
Illumina, Inc. (a)	599,260	57,175
Cooper Cos., Inc. (a)	731,383	52,045
Centene Corp. (a)	675,000	36,639
AbbVie, Inc.	176,323	32,729
Boston Scientific Corp. (a)	198,062	21,274
Exact Sciences Corp. (a)	388,980	20,670
Danaher Corp.	95,660	18,897

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (a)(b)(e)	184,138	$13,864
Molina Healthcare, Inc. (a)	36,950	11,007
Novo Nordisk AS, Class B	70,320	4,881
Endo, Inc. (a)	140,115	2,941
Endo, Inc., 1L 7.50% Escrow (a)(b)	9,648,000	— (c)
Carbon Health Technologies, Inc., Class A (a)(b)	4,955,500	50
		1,878,503

Materials 4.82%
Franco-Nevada Corp. (CAD denominated)	1,925,000	316,044
Wheaton Precious Metals Corp.	3,349,100	300,749
Royal Gold, Inc.	1,405,000	249,865
Lundin Mining Corp.	16,017,925	168,443
First Quantum Minerals, Ltd. (a)	5,805,000	103,119
Linde PLC	145,263	68,154
Freeport-McMoRan, Inc.	1,400,000	60,690
Corteva, Inc.	571,302	42,579
Air Products and Chemicals, Inc.	45,664	12,880
Avery Dennison Corp.	65,336	11,465
Venator Materials PLC (a)(b)	4,096	— (c)
		1,333,988

Consumer staples 4.33%
Philip Morris International, Inc.	4,082,884	743,615
Keurig Dr Pepper, Inc.	3,252,056	107,513
Constellation Brands, Inc., Class A	499,955	81,333
Costco Wholesale Corp.	69,889	69,186
Nestle SA	617,055	61,305
US Foods Holding Corp. (a)	514,932	39,655
Estee Lauder Cos., Inc. (The), Class A	440,395	35,584
Altria Group, Inc.	527,643	30,936
Bunge Global SA	197,085	15,822
Procter & Gamble Co.	75,358	12,006
		1,196,955

Communication services 3.78%
Meta Platforms, Inc., Class A	581,159	428,948
Alphabet, Inc., Class C	1,206,415	214,006
Alphabet, Inc., Class A	344,016	60,626
Comcast Corp., Class A	6,366,969	227,237
Charter Communications, Inc., Class A (a)	179,040	73,193
Nintendo Co., Ltd.	265,200	25,561
Take-Two Interactive Software, Inc. (a)	67,585	16,413
		1,045,984

Energy 1.29%
Canadian Natural Resources, Ltd. (CAD denominated)	4,009,172	126,009
ConocoPhillips	824,000	73,946
Shell PLC (GBP denominated)	1,914,457	67,103
EOG Resources, Inc.	254,319	30,419
Noble Corp. PLC, Class A	771,174	20,474
Halliburton Co.	960,000	19,565
Schlumberger NV	286,500	9,684
Exxon Mobil Corp.	66,470	7,165
Constellation Oil Services Holding SA (NDR) (a)	1,564,956	699
New Fortress Energy, Inc., Class A (a)	150,315	499

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Altera Infrastructure, LP (b)	16,129	$498
Expand Energy Corp.	277	32
Bighorn Permian Resources, LLC (b)	4,392	— (c)
		356,093

Real estate 0.53%
VICI Properties, Inc. REIT	2,308,795	75,267
American Tower Corp. REIT	136,942	30,267
Simon Property Group, Inc. REIT	119,922	19,279
Crown Castle, Inc. REIT	134,329	13,799
Alexandria Real Estate Equities, Inc. REIT	121,544	8,828
		147,440

Utilities 0.48%
DTE Energy Co.	848,144	112,345
FirstEnergy Corp.	323,684	13,032
Southern Co. (The)	83,100	7,631
		133,008
Total common stocks (cost: $10,832,516,000)		18,579,394
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(b)(d)	450	647
Total preferred securities (cost: $466,000)		647
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (a)	524	54
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(b)	4	— (c)
Total rights & warrants (cost: $313,000)		54
Convertible stocks 0.14%
Information technology 0.07%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (f)	168,200	20,354

Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,826
Total convertible stocks (cost: $29,379,000)		38,180
Bonds, notes & other debt instruments 26.96%	Principal amount (000)
Mortgage-backed obligations 10.51%
Federal agency mortgage-backed obligations 9.44%
Fannie Mae Pool #AE3069 4.00% 9/1/2025 (g)	USD— (c)	— (c)
Fannie Mae Pool #AH0829 4.00% 1/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (g)	24	24
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (g)	— (c)	— (c)
Fannie Mae Pool #890329 4.00% 4/1/2026 (g)	2	2

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (g)	USD— (c)	$— (c)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (g)	6	6
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (g)	7	7
Fannie Mae Pool #254767 5.50% 6/1/2033 (g)	133	136
Fannie Mae Pool #555956 5.50% 12/1/2033 (g)	85	87
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (g)	238	238
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (g)	243	229
Fannie Mae Pool #929185 5.50% 1/1/2036 (g)	254	262
Fannie Mae Pool #893641 6.00% 9/1/2036 (g)	496	520
Fannie Mae Pool #893688 6.00% 10/1/2036 (g)	125	131
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (g)	4,020	3,808
Fannie Mae Pool #907239 6.00% 12/1/2036 (g)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (g)	41	43
Fannie Mae Pool #888292 6.00% 3/1/2037 (g)	369	387
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (g)	69	71
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (g)	124	116
Fannie Mae Pool #190379 5.50% 5/1/2037 (g)	39	40
Fannie Mae Pool #924952 6.00% 8/1/2037 (g)	586	614
Fannie Mae Pool #888637 6.00% 9/1/2037 (g)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (g)	228	240
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (g)	724	762
Fannie Mae Pool #995224 6.00% 9/1/2038 (g)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (g)	231	242
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (g)	141	147
Fannie Mae Pool #889983 6.00% 10/1/2038 (g)	13	14
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (g)	504	528
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (g)	69	72
Fannie Mae Pool #995391 6.00% 11/1/2038 (g)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (g)	— (c)	— (c)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (g)	47	49
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (g)	137	144
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (g)	167	174
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (g)	336	351
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (g)	5,520	4,763
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (g)	16,669	13,782
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (g)	2,457	2,308
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (g)	1,527	1,471
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (g)	830	800
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (g)	815	786
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (g)	4,247	3,986
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (g)	6,952	6,458
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (g)	989	921
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (g)	2,175	2,019
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (g)	80	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (g)	290	261
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (g)	1,234	1,170
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (g)	1,226	1,128
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (g)	1,825	1,681
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (g)	375	337
Fannie Mae Pool #256975 7.00% 10/1/2047 (g)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (g)	1,259	1,153
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (g)	2,105	1,999
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (g)	8	8
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (g)	9	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (g)	13,393	12,303
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (g)	1,798	1,672
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (g)	1,390	1,234
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (g)	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (g)	4,580	3,862
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (g)	404	336

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (g)	USD10,266	$8,665
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (g)	304	266
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (g)	2,329	1,848
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (g)	8,416	7,083
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (g)	1,305	1,103
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (g)	715	595
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (g)	11,550	10,313
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (g)	1,956	1,552
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (g)	1,609	1,275
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (g)	1,036	1,008
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (g)	5,151	4,110
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (g)	778	647
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (g)	79	66
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (g)	29	24
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (g)	6,030	4,780
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (g)	1,837	1,456
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (g)	3,200	2,701
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (g)	60	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (g)	4,141	3,287
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (g)	1,760	1,395
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (g)	96	80
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (g)	4,542	3,969
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (g)	559	489
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (g)	828	688
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (g)	778	646
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (g)	34,956	29,022
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (g)	9,291	7,714
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (g)	414	362
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (g)	154	123
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (g)	2,059	1,710
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (g)	5,970	4,733
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (g)	3,904	3,456
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (g)	71	62
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (g)	1,338	1,111
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (g)	661	549
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (g)	840	698
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (g)	536	445
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (g)	134	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (g)	92	77
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (g)	7,704	6,123
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (g)	5,300	4,201
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (g)	7,975	6,967
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (g)	2,437	1,937
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (g)	14,266	11,989
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (g)	6,680	5,611
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (g)	162	136
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (g)	78	66
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (g)	77	65
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (g)	2,944	2,338
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (g)	124	103
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (g)	65	54
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (g)	10,085	8,812
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (g)	6,678	5,298
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (g)	5,115	4,063
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (g)	1,824	1,447
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (g)	991	786
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (g)	2,133	1,774
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (g)	1,947	1,617
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (g)	728	607

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (g)	USD636	$528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (g)	53,834	47,420
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (g)	2,963	2,348
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (g)	2,462	1,956
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (g)	1,826	1,449
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (g)	1,312	1,040
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (g)	1,300	1,030
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (g)	115	91
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (g)	813	678
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (g)	739	616
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (g)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (g)	163	136
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (g)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (g)	352	305
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (g)	5,929	4,714
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (g)	3,022	2,400
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (g)	909	757
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (g)	880	733
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (g)	877	731
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (g)	162	135
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (g)	138	115
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (g)	657	613
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (g)	9,713	7,721
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (g)	940	783
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (g)	869	723
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (g)	153	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (g)	118	98
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (g)	2,416	1,917
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (g)	786	654
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (g)	5,830	5,436
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (g)	1,363	1,272
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (g)	5,085	4,876
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (g)	5,004	3,968
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (g)	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (g)	156	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (g)	94	78
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (g)	629	602
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (g)	1,007	995
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (g)	16,546	13,126
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (g)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (g)	10,696	10,257
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (g)	839	806
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (g)	450	444
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (g)	982	915
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (g)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (g)	9,896	9,490
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (g)	2,995	2,873
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (g)	887	738
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (g)	2,361	2,369
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (g)	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (g)	2,695	2,582
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (g)	569	530
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (g)	982	985
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (g)	902	841
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (g)	2,515	2,533
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (g)	327	304
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (g)	2,143	2,108
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (g)	6,967	6,492
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (g)	10,714	10,537

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (g)	USD765	$756
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (g)	963	964
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (g)	170	171
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (g)	239	248
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (g)	285	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (g)	25,639	25,196
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (g)	613	614
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (g)	1,250	1,302
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (g)	444	461
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (g)	325	339
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (g)	11,488	9,125
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (g)	840	697
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (g)	786	653
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (g)	9,490	8,840
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (g)	13,850	13,277
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (g)	2,308	2,313
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (g)	101	101
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (g)	5,473	5,487
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (g)	20,042	20,408
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (g)	1,775	1,778
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (g)	4,871	4,960
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (g)	15,359	14,300
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (g)	14,504	13,506
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (g)	4,114	4,121
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (g)	7,362	7,497
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (g)	11,356	10,574
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (g)	273	273
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (g)	7,518	7,774
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (g)	2,197	2,283
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (g)	12,395	11,537
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (g)	1,962	1,826
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (g)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (g)	542	542
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (g)	3,263	3,330
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (g)	2,266	2,344
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (g)	11,351	11,359
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (g)	4,859	4,873
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (g)	896	912
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (g)	888	909
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (g)	9	9
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (g)	7,444	7,469
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (g)	1,120	1,121
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (g)	2,259	2,299
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (g)	1,021	1,045
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (g)	993	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (g)	860	877
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (g)	805	825
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (g)	1,009	1,048
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (g)	60	62
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (g)	6,048	6,053
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (g)	2,419	2,423
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (g)	1,495	1,497
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (g)	12,501	12,716
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (g)	1,411	1,436
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (g)	698	713
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (g)	504	514
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (g)	6,917	7,149
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (g)	4,621	4,812
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (g)	3,438	3,580
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (g)	1,573	1,638

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (g)	USD469	$488
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (g)	270	281
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (g)	454	445
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (g)	1,403	1,408
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (g)	9,453	9,617
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (g)	2,887	2,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (g)	1,614	1,645
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (g)	1,361	1,387
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (g)	1,183	1,210
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (g)	1,167	1,188
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (g)	954	970
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (g)	356	364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (g)	279	285
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (g)	275	281
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (g)	1,830	1,906
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (g)	1,337	1,392
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (g)	3,829	3,841
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (g)	2,421	2,435
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (g)	2,298	2,310
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (g)	1,169	1,170
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (g)	2,955	3,023
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (g)	6,658	6,197
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (g)	1,872	1,743
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (g)	20,081	19,697
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (g)	1,900	1,903
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (g)	502	502
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (g)	310	310
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (g)	24,032	23,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (g)	1,095	1,076
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (g)	1,450	1,452
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (g)	27,343	27,808
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (g)	3,069	3,120
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (g)	341	347
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (g)	841	783
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (g)	13,705	13,118
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (g)	1,956	1,921
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (g)	4,789	4,871
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (g)	2,808	2,855
Fannie Mae Pool #DC9721 6.50% 1/1/2055 (g)	17,221	17,806
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (g)	1,825	1,827
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (g)	22,612	22,994
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (g)	5,681	5,870
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (g)	14,938	14,298
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (g)	7,363	7,486
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (g)	25,308	23,550
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (g)	15,703	15,030
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (g)	6,045	6,148
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (g)	259	268
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (g)	3,888	3,813
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (g)	10,004	10,172
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (g)	1,988	1,949
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (g)	168	168
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (g)	5,401	5,043
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (g)	9,400	9,090
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (g)	3,321	2,864
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (g)	9,297	7,394
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (g)	763	645
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (g)	3,230	2,861
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (g)	3,613	3,341
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (g)	19	20

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (g)	USD54	$55
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (g)	26	23
Freddie Mac Pool #C91912 3.00% 2/1/2037 (g)	7,241	6,866
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (g)	183	171
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (g)	52	49
Freddie Mac Pool #G03978 5.00% 3/1/2038 (g)	327	332
Freddie Mac Pool #G04553 6.50% 9/1/2038 (g)	37	39
Freddie Mac Pool #G08347 4.50% 6/1/2039 (g)	49	49
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (g)	18,245	15,828
Freddie Mac Pool #C03518 5.00% 9/1/2040 (g)	479	486
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (g)	1,243	1,202
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (g)	901	869
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (g)	586	566
Freddie Mac Pool #760014 3.889% 8/1/2045 (g)(h)	140	139
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (g)	3,958	3,768
Freddie Mac Pool #G60344 4.00% 12/1/2045 (g)	3,780	3,607
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (g)	3,337	3,032
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (g)	191	187
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (g)	192	188
Freddie Mac Pool #760015 3.45% 1/1/2047 (g)(h)	344	335
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (g)	1,055	974
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (g)	1,837	1,740
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (g)	1,581	1,540
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (g)	755	628
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (g)	309	271
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (g)	25,275	20,177
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (g)	14,701	11,844
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (g)	1,783	1,413
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (g)	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (g)	24	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (g)	58	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (g)	26,126	21,009
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (g)	668	555
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (g)	336	296
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (g)	793	631
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (g)	8,375	7,055
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (g)	5,715	4,823
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (g)	808	671
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (g)	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (g)	5,553	4,888
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (g)	640	554
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (g)	2,955	2,453
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (g)	149	132
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (g)	3,771	2,991
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (g)	1,621	1,288
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (g)	5,655	4,750
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (g)	2,642	2,195
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (g)	1,987	1,674
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (g)	918	763
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (g)	284	250
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (g)	1,663	1,320
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (g)	1,598	1,268
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (g)	853	676
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (g)	828	658
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (g)	538	449
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (g)	822	746
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (g)	3,841	3,050
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (g)	2,909	2,311
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (g)	1,742	1,381
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (g)	1,077	854

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (g)	USD854	$677
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (g)	255	202
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (g)	56	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (g)	838	698
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (g)	29	24
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (g)	2,950	2,343
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (g)	1,836	1,456
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (g)	1,559	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (g)	1,064	843
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (g)	772	643
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (g)	591	492
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (g)	359	298
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (g)	111	92
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (g)	76	64
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (g)	812	676
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (g)	156	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (g)	118	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (g)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (g)	29,984	26,009
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (g)	3,568	2,841
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (g)	15,027	13,020
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (g)	2,152	2,006
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (g)	29,751	25,803
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (g)	1,164	1,020
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (g)(i)	36,298	34,932
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (g)	176	169
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (g)	863	717
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (g)	100	83
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (g)	808	775
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (g)	203	195
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (g)	119	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (g)	1,051	1,035
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (g)	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (g)	1,160	1,112
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (g)	79	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (g)	2,998	2,875
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (g)	5,187	5,111
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (g)	223	186
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (g)	16,126	15,466
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (g)	927	771
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (g)	744	618
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (g)	1,846	1,720
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (g)	16,971	15,796
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (g)	1,188	1,174
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (g)	11,519	10,734
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (g)	81	77
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (g)	10,350	10,171
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (g)	3,365	3,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (g)	3,633	3,570
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (g)	2,741	2,747
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (g)	589	613
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (g)	511	532
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (g)	494	516
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (g)	480	502
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (g)	338	354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (g)	258	269
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (g)	163	169
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (g)	142	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (g)	863	719
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (g)	9,181	8,549

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (g)	USD28	$28
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (g)	8,411	8,433
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (g)	693	712
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (g)	388	362
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (g)	26,525	26,569
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (g)	849	705
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (g)	102	85
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (g)	4,872	4,961
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (g)	1,962	1,826
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (g)	127,362	125,162
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (g)	23,225	23,285
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (g)	728	756
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (g)	587	608
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (g)	455	470
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (g)	295	306
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (g)	40	39
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (g)	438	438
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (g)	13,204	13,438
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (g)	302	281
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (g)	11,702	11,711
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (g)	120	125
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (g)	673	627
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (g)	1,590	1,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (g)	1,160	1,163
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (g)	402	410
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (g)	15,641	15,754
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (g)	7,744	7,755
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (g)	2,939	2,943
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (g)	511	524
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (g)	440	442
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (g)	1,650	1,689
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (g)	1,166	1,195
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (g)	1,774	1,837
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (g)	508	531
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (g)	1,956	1,920
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (g)	1,021	1,022
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (g)	751	752
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (g)	632	632
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (g)	6,950	7,070
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (g)	3,099	3,177
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (g)	712	725
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (g)	209	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (g)	5,999	6,201
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (g)	5,428	5,620
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (g)	2,113	2,200
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (g)	377	371
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (g)	268	263
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (g)	240	235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (g)	6,211	6,230
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (g)	3,978	3,992
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (g)	3,559	3,566
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (g)	1,171	1,179
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (g)	652	656
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (g)	5,281	5,371
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (g)	2,900	2,976
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (g)	2,862	2,916
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (g)	1,821	1,863
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (g)	967	985
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (g)	1,766	1,839
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (g)	1,464	1,524

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (g)	USD875	$907
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (g)	3,633	3,645
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (g)	3,093	3,120
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (g)	2,393	2,401
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (g)	2,384	2,385
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (g)	1,536	1,546
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (g)	1,383	1,386
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (g)	1,180	1,181
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (g)	6,273	6,392
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (g)	3,411	3,490
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (g)	3,220	3,305
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (g)	2,991	3,070
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (g)	1,833	1,867
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (g)	829	843
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (g)	7,787	8,048
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (g)	1,177	1,221
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (g)	597	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (g)	383	397
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (g)	265	276
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (g)	141	146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (g)	1,589	1,590
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (g)	419	433
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (g)	2,355	2,256
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (g)	134	128
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (g)	5,821	5,710
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (g)	6,584	6,589
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (g)	5,900	5,915
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (g)	41,540	39,760
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (g)	6,398	6,282
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (g)	3,747	3,677
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (g)	936	920
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (g)	309	304
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (g)	3,278	3,280
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (g)	1,307	1,309
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (g)	293	293
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (g)	4,392	4,394
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (g)	1,917	1,949
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (g)	100	103
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (g)	3,172	2,951
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (g)	3,997	3,827
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (g)	2,987	2,929
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (g)	182	182
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (g)	2,934	2,983
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (g)	1,074	1,074
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (g)	390	396
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (g)	1,785	1,845
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (g)	1,687	1,655
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (g)	5,518	5,611
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (g)	5,359	5,449
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (g)	4,855	5,017
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (g)	1,640	1,694
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (g)	3,572	3,504
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (g)	61	61
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (g)	1,422	1,445
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (g)	765	778
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (g)	704	716
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (g)	42	39
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (g)	2,098	2,057
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (g)	386	386
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (g)	26,271	26,711

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.45% 7/25/2032 (g)(h)	USD148	$136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (g)	10,192	10,655
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (g)(h)	2,047	1,923
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(h)	884	840
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (g)	4,060	3,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(h)	3,930	3,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(h)	765	690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (g)	639	574
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)	1,240	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (g)	1,628	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (g)	6,893	6,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (g)	4,032	3,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (g)	1,606	1,562
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (g)	3,146	3,050
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (g)	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (g)	1,955	1,857
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (g)	411	384
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (g)	256	250
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (g)	152	148
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (g)	6,651	5,424
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (g)	66,491	54,207
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (g)	1,322	1,289
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (g)	364	355
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (g)	138	118
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (g)	19,601	16,674
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (g)	4,775	4,062
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (g)	17,975	15,920
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (g)	772	656
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (g)	13,647	12,084
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (g)	128	117
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (g)	824	703
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (g)	628	573
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (g)	9,635	9,027
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (g)	30,121	27,525
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (g)	2,178	1,852
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (g)	1,859	1,594
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (g)	2,934	2,822
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (g)	24,822	23,853
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (g)	5,140	4,787
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (g)	2,023	1,479
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (g)(j)	27,010	21,388
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (g)(j)	184,341	152,871
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (g)(j)	329	285
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (g)(j)	16,339	14,712
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (g)(j)	5,029	4,677
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (g)(j)	33	32
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (g)(j)	2,036	2,036
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (g)(j)	81,295	82,618
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (g)(j)	1,024	811
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (g)(j)	7,719	6,679
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (g)(j)	133,584	120,248
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (g)(j)	10,641	9,894
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (g)(j)	107,699	111,049
		2,613,173

Commercial mortgage-backed securities 0.84%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (g)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (g)	645	655

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (g)	USD5,368	$5,662
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(h)	857	918
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (g)	4,615	4,782
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (g)	1,380	1,441
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(h)	4,062	4,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(h)	1,914	2,001
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (g)(h)	2,753	2,882
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (g)	2,909	2,621
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(h)	490	484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (g)	3,006	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(h)	1,792	1,912
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)	1,828	1,892
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (g)	1,000	981
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (g)	2,960	2,624
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(h)	750	745
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (g)	2,112	2,186
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(h)	590	614
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (g)	618	633
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(h)	1,750	1,760
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (g)	1,117	1,167
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(h)	6,990	7,260
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(h)	1,450	1,506
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)	3,334	3,484
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (d)(g)(h)	4,665	4,681
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (d)(g)(h)	5,608	5,592
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(g)(h)	4,365	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (d)(g)(h)	7,968	7,963
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (d)(g)(h)	5,348	5,344
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (d)(g)(h)	3,970	3,970
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (d)(g)(h)	1,070	1,070
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (d)(g)(h)	965	965
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (d)(g)(h)	4,504	4,504
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (d)(g)(h)	6,334	6,333
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (d)(g)(h)	7,668	7,708
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(g)(h)	11,410	11,575
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (d)(g)(h)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.652% 7/15/2041 (d)(g)(h)	1,414	1,419
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (d)(g)(h)	5,162	5,151
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(g)(h)	3,606	3,727
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (d)(g)	3,677	3,839
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (d)(g)(h)	1,350	1,351
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (d)(g)(h)	1,105	1,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (d)(g)(h)	1,154	1,155
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(g)(h)	2,748	2,752
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(g)	3,795	3,338
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (d)(g)(h)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038 (d)(g)(h)	1,214	1,211
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (g)	2,489	2,246
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(g)(h)	2,059	2,063
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(g)(h)	5,246	5,393
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(g)(h)	10,151	10,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(g)	1,522	1,388

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(g)	USD578	$516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(g)(h)	100	85
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (d)(g)(h)	1,960	1,964
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(g)	13,772	13,031
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (d)(g)(h)	487	488
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (g)(h)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (d)(g)(h)	577	579
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (d)(g)(h)	3,964	3,964
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(g)	2,194	1,927
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038 (d)(g)(h)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (d)(g)(h)	10,709	10,674
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(g)(h)	9,322	9,268
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(h)	1,620	1,532
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (g)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (d)(g)(h)	5,716	5,728
		231,685

Collateralized mortgage-backed obligations (privately originated) 0.23%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(g)(k)	6,136	6,161
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(g)(h)	672	607
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(g)(k)	546	550
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(g)(h)	5,671	5,552
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(g)(k)	1,575	1,558
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(g)(k)	2,751	2,757
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (g)	112	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(g)(k)	6,582	6,340
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (d)(g)(h)	306	308
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (d)(g)(h)	3,642	3,659
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(g)	3,645	3,510
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(g)(h)	6,890	6,980
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (g)	212	213
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(g)(k)	2,448	2,475
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(g)(k)	680	683
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(g)(k)	4,511	4,519
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(g)	2,635	2,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(g)	2,446	2,385
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (d)(g)(h)	4,925	4,957
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(g)(h)	675	676
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(g)	2,490	2,409

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(g)(k)	USD1,910	$1,923
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(g)(k)	1,943	1,943
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(g)(k)	1,217	1,230
		63,992
Total mortgage-backed obligations		2,908,850
Corporate bonds, notes & loans 7.30%
Financials 1.75%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,766
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(d)(h)(l)	5,453	5,412
AG Issuer, LLC 6.25% 3/1/2028 (d)	4,470	4,474
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,072	1,111
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(k)	4,250	4,286
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (d)	1,940	1,906
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (d)	2,295	2,264
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,040
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	4,810	4,839
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	2,407	2,623
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,885	6,010
American International Group, Inc. 5.125% 3/27/2033	2,937	2,988
American International Group, Inc. 5.45% 5/7/2035	530	544
AmWINS Group, Inc. 4.875% 6/30/2029 (d)	1,348	1,311
Aon North America, Inc. 5.45% 3/1/2034	600	617
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	2,415	2,543
Aretec Group, Inc. 7.50% 4/1/2029 (d)	1,250	1,266
Arthur J. Gallagher & Co. 5.00% 2/15/2032	750	761
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,450
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,482
Athene Holding, Ltd. 6.625% 5/19/2055	770	794
Banco Santander, SA 5.147% 8/18/2025	1,400	1,401
Banco Santander, SA 5.565% 1/17/2030	6,400	6,647
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	2,176	2,026
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	485	455
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	5,533	5,765
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	1,000	872
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	4,064	4,147
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	1,182	1,212
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (k)	3,477	3,561
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (k)	326	332
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (k)	3,359	3,430
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(k)	2,220	2,285
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	445
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	1,976
Block, Inc. 3.50% 6/1/2031	2,325	2,134
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,223
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	823
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(k)	2,535	2,350
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	1,150	1,222
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(k)	8,155	8,462
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(k)	3,015	3,071
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(k)	9,000	9,456
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(k)	4,295	4,426
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,256
Brown & Brown, Inc. 5.25% 6/23/2032	358	365
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,819

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Brown & Brown, Inc. 6.25% 6/23/2055	USD5,952	$6,141
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(k)	938	975
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(k)	4,764	4,928
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(k)	5,200	5,223
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(k)	4,887	4,939
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	2,859	2,981
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	873
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,712
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
Citibank, NA 4.914% 5/29/2030	4,825	4,919
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	8,000	8,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	7,250	7,303
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (k)	2,242	2,288
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (k)	4,750	4,729
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	2,506	2,192
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,299	1,335
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	1,650	1,664
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	4,213	4,360
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (k)	3,808	4,107
CME Group, Inc. 3.75% 6/15/2028	3,069	3,050
Coinbase Global, Inc. 3.375% 10/1/2028 (d)	6,514	6,112
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,766	5,139
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,032	4,030
Corebridge Financial, Inc. 3.65% 4/5/2027	914	902
Corebridge Financial, Inc. 3.85% 4/5/2029	556	545
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	153
Corebridge Financial, Inc. 4.40% 4/5/2052	438	351
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	6,650	6,461
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	1,109	1,128
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	2,250	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	750	800
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (k)	300	281
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (d)(k)	6,945	6,971
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	4,540	4,565
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (k)	2,198	2,129
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	4,000	3,886
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	1,980	1,996
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	8,513	8,540
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	1,443	1,480
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	2,000	1,497
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	937	833
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	873	773
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	15,084	15,173
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (k)	809	832
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	537	577
HUB International, Ltd. 7.375% 1/31/2032 (d)	690	722
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,095
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(k)	4,122	4,787
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(k)	3,245	3,644
Jane Street Group, LLC 6.75% 5/1/2033 (d)	3,015	3,102
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (d)	3,010	3,121
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (k)	2,666	2,611
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,066	1,076
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	1,550	1,549
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	3,351	3,387
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	3,630	3,642
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	4,250	4,468

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	USD1,262	$1,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	4,718	4,735
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	1,081	1,100
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	2,952	3,042
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	1,222	1,190
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,712
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,112
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,251
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	650
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,929
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,782
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,302
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,600	1,625
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (k)	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	321
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	463	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	3,995	4,074
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	3,097	3,186
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	3,584	3,646
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,506	1,542
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,031	951
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	3,500	3,423
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,508
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (d)	USD1,230	1,278
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	10,884
Navient Corp. 11.50% 3/15/2031	4,860	5,510
Navient Corp. 7.875% 6/15/2032	1,095	1,140
New York Life Global Funding 2.35% 7/14/2026 (d)	529	518
New York Life Global Funding 4.55% 1/28/2033 (d)	1,132	1,108
Northwestern Mutual Global Funding 1.75% 1/11/2027 (d)	2,240	2,162
Osaic Holdings, Inc. 10.75% 8/1/2027 (d)	2,420	2,427
PayPal Holdings, Inc. 2.65% 10/1/2026	593	582
PayPal Holdings, Inc. 2.30% 6/1/2030	552	502
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (d)	1,375	1,411
Planet Financial Group, LLC 10.50% 12/15/2029 (d)	540	541
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (k)	1,720	1,721
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	4,180	4,310
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	388
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,163
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,642
Prudential Financial, Inc. 3.70% 3/13/2051	677	498
Rocket Mortgage, LLC 2.875% 10/15/2026 (d)	2,110	2,059
Rocket Mortgage, LLC 3.625% 3/1/2029 (d)	1,505	1,431
SLM Corp. 6.50% 1/31/2030	1,460	1,534
Starwood Property Trust, Inc. 4.375% 1/15/2027 (d)	3,580	3,549
Starwood Property Trust, Inc. 7.25% 4/1/2029 (d)	970	1,021
Starwood Property Trust, Inc. 6.50% 7/1/2030 (d)	525	543
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(k)	1,000	999
Travelers Cos., Inc. 4.00% 5/30/2047	771	618
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (k)	2,000	2,003
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	1,677	1,814
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (k)	506	514
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (h)(l)	2,190	2,221
U.S. Bancorp 2.375% 7/22/2026	3,584	3,520

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	USD3,808	$3,882
UBS Group AG 4.125% 9/24/2025 (d)	2,750	2,746
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028) (d)(k)(m)	800	788
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(k)	3,575	3,672
UniCredit SpA 4.625% 4/12/2027 (d)	625	625
Voyager Parent, LLC 9.25% 7/1/2032 (d)	5,950	6,194
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,025	7,180
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	400	385
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	2,070	2,099
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (k)	7,225	7,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	3,360	3,674
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	390	403
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	2,980	2,630
Westpac Banking Corp. 2.963% 11/16/2040	1,344	996
WEX, Inc. 6.50% 3/15/2033 (d)	1,025	1,035
		485,259

Communication services 0.86%
Alphabet, Inc. 5.25% 5/15/2055	821	809
Alphabet, Inc. 5.30% 5/15/2065	1,876	1,838
AT&T, Inc. 2.25% 2/1/2032	800	689
AT&T, Inc. 3.50% 9/15/2053	5,140	3,482
CCO Holdings, LLC 4.75% 3/1/2030 (d)	1,350	1,309
CCO Holdings, LLC 4.50% 8/15/2030 (d)	5,750	5,486
CCO Holdings, LLC 4.25% 2/1/2031 (d)	9,361	8,751
CCO Holdings, LLC 4.75% 2/1/2032 (d)	3,115	2,957
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,699
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,085	1,907
CCO Holdings, LLC 4.25% 1/15/2034 (d)	1,135	1,011
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,862
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,662
Charter Communications Operating, LLC 3.90% 6/1/2052	8,760	6,017
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	4,221
Comcast Corp. 2.35% 1/15/2027	3,584	3,488
Comcast Corp. 4.80% 5/15/2033	2,165	2,161
Comcast Corp. 5.65% 6/1/2054	2,281	2,218
Connect Finco SARL 9.00% 9/15/2029 (d)	6,425	6,466
CSC Holdings, LLC 5.50% 4/15/2027 (d)	1,400	1,338
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (h)(l)	972	949
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (h)(l)	2,666	2,632
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	4,713	4,701
DISH Network Corp. 11.75% 11/15/2027 (d)	10,154	10,475
EchoStar Corp. 10.75% 11/30/2029	4,409	4,545
EchoStar Corp. 6.75% PIK 11/30/2030 (n)	1,964	1,793
Embarq, LLC 7.995% 6/1/2036	8,084	3,712
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (d)	6,550	6,640
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,651
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	3,196	3,240
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (d)	1,100	1,151
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,305	7,853
Gray Media, Inc. 4.75% 10/15/2030 (d)	1,656	1,254
Gray Media, Inc. 5.375% 11/15/2031 (d)	4,790	3,596
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (h)(l)	1,086	1,086
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	8,871	9,068

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ligado Networks, LLC 17.50% PIK 11/1/2023 (d)(n)(o)	USD7,331	$2,529
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(l)(n)	1,540	1,540
Meta Platforms, Inc. 4.75% 8/15/2034	3,584	3,602
Meta Platforms, Inc. 5.40% 8/15/2054	3,584	3,498
Nexstar Media, Inc. 5.625% 7/15/2027 (d)	1,875	1,872
Nexstar Media, Inc. 4.75% 11/1/2028 (d)	2,950	2,875
SBA Tower Trust 1.631% 11/15/2026 (d)	7,802	7,488
Sinclair Television Group, Inc. 8.125% 2/15/2033 (d)	1,375	1,390
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	6,650	6,392
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	7,282	6,719
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	7,547	6,713
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,071
T-Mobile USA, Inc. 1.50% 2/15/2026	500	490
T-Mobile USA, Inc. 2.05% 2/15/2028	325	307
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,951
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,054
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,696
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,725
Univision Communications, Inc. 6.625% 6/1/2027 (d)	6,300	6,289
Univision Communications, Inc. 8.00% 8/15/2028 (d)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,234	5,674
Univision Communications, Inc. 7.375% 6/30/2030 (d)	1,216	1,196
Verizon Communications, Inc. 2.55% 3/21/2031	410	368
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,539
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,974
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,259
Verizon Communications, Inc. 2.875% 11/20/2050	601	375
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	926
Vodafone Group PLC 4.25% 9/17/2050	3,898	3,041
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,748	3,335
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	2,675	2,604
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (h)(l)	2,776	2,716
		238,238

Health care 0.78%
1261229 B.C., Ltd. 10.00% 4/15/2032 (d)	1,840	1,857
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,123
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,055
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,264
AdaptHealth, LLC 6.125% 8/1/2028 (d)	645	647
AdaptHealth, LLC 4.625% 8/1/2029 (d)	1,990	1,877
AdaptHealth, LLC 5.125% 3/1/2030 (d)	1,010	961
Amgen, Inc. 5.25% 3/2/2030	1,244	1,282
Amgen, Inc. 5.25% 3/2/2033	2,990	3,063
Amgen, Inc. 5.60% 3/2/2043	1,500	1,489
Amgen, Inc. 5.65% 3/2/2053	2,750	2,687
Amgen, Inc. 4.40% 2/22/2062	1,697	1,326
Amgen, Inc. 5.75% 3/2/2063	858	835
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,573
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,704
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	595
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,244
AstraZeneca PLC 3.375% 11/16/2025	1,022	1,018
Bausch Health Cos., Inc. 4.875% 6/1/2028 (d)	1,025	865
Bausch Health Cos., Inc. 11.00% 9/30/2028 (d)	1,525	1,511
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,564
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,961

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bayer US Finance, LLC 6.125% 11/21/2026 (d)	USD5,419	$5,509
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	3,092	3,248
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,865
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	845
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,478
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (d)	1,750	1,685
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (d)	285	302
CVS Health Corp. 5.00% 1/30/2029	3,831	3,890
CVS Health Corp. 5.40% 6/1/2029	4,144	4,266
CVS Health Corp. 5.55% 6/1/2031	3,039	3,158
CVS Health Corp. 5.70% 6/1/2034	4,053	4,175
DaVita, Inc. 3.75% 2/15/2031 (d)	2,865	2,608
DaVita, Inc. 6.875% 9/1/2032 (d)	810	840
DaVita, Inc. 6.75% 7/15/2033 (d)	1,600	1,653
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	610	617
Elevance Health, Inc. 5.125% 2/15/2053	308	275
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,280
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,200	2,332
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (h)(l)	2,556	2,557
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,545
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,734
Gilead Sciences, Inc. 5.10% 6/15/2035	500	507
Grifols SA 3.875% 10/15/2028	EUR800	904
Grifols SA 7.50% 5/1/2030	400	494
HCA, Inc. 3.375% 3/15/2029	USD720	692
HCA, Inc. 3.625% 3/15/2032	896	827
HCA, Inc. 4.375% 3/15/2042	1,344	1,125
HCA, Inc. 4.625% 3/15/2052	1,299	1,045
Humana, Inc. 5.375% 4/15/2031	3,194	3,268
Humana, Inc. 5.55% 5/1/2035	6,289	6,327
Humana, Inc. 5.75% 4/15/2054	1,359	1,267
Humana, Inc. 6.00% 5/1/2055	230	222
Insulet Corp. 6.50% 4/1/2033 (d)	885	923
Medline Borrower, LP 6.25% 4/1/2029 (d)	2,050	2,109
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,994
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	545	533
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,899	2,698
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	5,110	4,655
Molina Healthcare, Inc. 6.25% 1/15/2033 (d)	1,900	1,935
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,212
Novartis Capital Corp. 2.00% 2/14/2027	570	554
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,360	4,809
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	2,300	2,163
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	945
Radiology Partners, Inc. 8.50% 7/15/2032 (d)	2,445	2,454
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (h)(l)(n)	3,369	3,362
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	3,450	3,458
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	2,244	2,222
Summa Health 3.511% 11/15/2051	1,483	1,223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,992
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,983	1,994
Tenet Healthcare Corp. 4.625% 6/15/2028	645	637
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,917
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,259
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,073
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,267
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	5,940
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,689

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.30% 6/15/2035	USD4,818	$4,912
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,815
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,754	3,815
Viatris, Inc. 4.00% 6/22/2050	3,161	2,107
		214,124

Energy 0.70%
Antero Midstream Partners, LP 5.375% 6/15/2029 (d)	2,390	2,374
Antero Midstream Partners, LP 6.625% 2/1/2032 (d)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	1,270	1,273
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	510	519
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	430	437
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	3,087	2,822
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,298	1,149
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	861	860
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,196
Chevron USA, Inc. 4.687% 4/15/2030	8,472	8,644
Chord Energy Corp. 6.75% 3/15/2033 (d)	1,325	1,354
CITGO Petroleum Corp. 8.375% 1/15/2029 (d)	2,075	2,164
Civitas Resources, Inc. 5.00% 10/15/2026 (d)	480	474
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	2,780	2,850
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	525	533
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	735	744
CNX Midstream Partners, LP 4.75% 4/15/2030 (d)	1,055	999
CNX Resources Corp. 6.00% 1/15/2029 (d)	2,675	2,687
CNX Resources Corp. 7.375% 1/15/2031 (d)	553	577
CNX Resources Corp. 7.25% 3/1/2032 (d)	1,180	1,223
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,631
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	2,320	2,363
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,510	1,476
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	1,210	1,158
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,096
Devon Energy Corp. 5.75% 9/15/2054	7,806	7,034
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,034
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,646
Enbridge, Inc. 3.70% 7/15/2027	56	55
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	395	437
Energy Transfer, LP 4.75% 1/15/2026	2,235	2,235
Eni SpA 5.75% 5/19/2035 (d)	360	368
Eni SpA 5.95% 5/15/2054 (d)	831	805
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,160
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	403
EOG Resources, Inc. 4.40% 7/15/2028	410	412
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,009
EQT Corp. 7.50% 6/1/2030 (d)	642	706
EQT Corp. 4.75% 1/15/2031 (d)	1,635	1,610
Equinor ASA 4.25% 11/23/2041	1,792	1,589
Expand Energy Corp. 5.875% 2/1/2029 (d)	790	794
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	788
Expand Energy Corp. 4.875% 4/15/2032 (o)	7,225	29
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	394
Genesis Energy, LP 7.75% 2/1/2028	350	355
Genesis Energy, LP 8.25% 1/15/2029	670	701
Genesis Energy, LP 8.875% 4/15/2030	884	939
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,165
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	1,135	1,149

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	USD3,477	$3,588
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,003	2,077
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	4,257	4,263
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	190	201
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	750	762
Hess Midstream Operations, LP 5.125% 6/15/2028 (d)	1,655	1,645
Hess Midstream Operations, LP 4.25% 2/15/2030 (d)	960	924
Hess Midstream Operations, LP 5.50% 10/15/2030 (d)	400	402
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	465	452
Hilcorp Energy I, LP 6.00% 2/1/2031 (d)	540	523
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	475	493
Matador Resources Co. 6.50% 4/15/2032 (d)	1,325	1,327
MPLX, LP 4.125% 3/1/2027	448	446
Nabors Industries, Inc. 9.125% 1/31/2030 (d)	1,745	1,672
New Fortress Energy, Inc. 6.50% 9/30/2026 (d)	1,375	764
NFE Financing, LLC 12.00% 11/15/2029 (d)	20,423	9,289
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	300	310
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,237
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	5,946
Parkland Corp. 5.875% 7/15/2027 (d)	1,550	1,552
Parkland Corp. 4.625% 5/1/2030 (d)	510	489
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	1,020	1,058
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	800	808
Petroleos Mexicanos 6.875% 10/16/2025	2,517	2,516
Petroleos Mexicanos 4.50% 1/23/2026	400	395
Petroleos Mexicanos 6.875% 8/4/2026	850	851
Petroleos Mexicanos 6.50% 3/13/2027	2,500	2,484
Petroleos Mexicanos 6.84% 1/23/2030	4,260	4,118
Petroleos Mexicanos 5.95% 1/28/2031	3,280	2,968
Petroleos Mexicanos 6.70% 2/16/2032	5,793	5,387
Petroleos Mexicanos 6.50% 6/2/2041	41	31
Petroleos Mexicanos 6.375% 1/23/2045	16	11
Petroleos Mexicanos 6.75% 9/21/2047	139	101
Petroleos Mexicanos 6.35% 2/12/2048	23	16
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,006
Petroleos Mexicanos 6.95% 1/28/2060	163	117
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (d)	2,689	2,642
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	4,040	3,797
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	625	637
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (d)	1,668	1,674
Sunoco, LP 7.00% 9/15/2028 (d)	1,475	1,523
Sunoco, LP 4.50% 5/15/2029	925	899
Sunoco, LP 4.50% 4/30/2030	1,105	1,063
Sunoco, LP 6.25% 7/1/2033 (d)	530	539
Talos Production, Inc. 9.00% 2/1/2029 (d)	500	512
Talos Production, Inc. 9.375% 2/1/2031 (d)	85	87
TGS ASA 8.50% 1/15/2030 (d)	1,235	1,280
Tidewater, Inc. 9.125% 7/15/2030 (d)	445	458
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,514
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	974
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	525
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (d)	400	407
Transocean, Inc. 8.00% 2/1/2027 (d)	105	104
Transocean, Inc. 8.50% 5/15/2031 (d)	2,000	1,787
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,516
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (d)	1,030	972

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	USD840	$778
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,680	3,825
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (d)(k)	2,000	1,946
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	2,215	2,373
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (d)	2,730	2,730
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	2,035	2,035
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	8,996	9,278
		194,729

Consumer discretionary 0.70%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(h)(l)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(h)(l)(n)	116	116
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	444
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	739
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	176
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (d)	2,115	2,044
Bath & Body Works, Inc. 6.875% 11/1/2035	350	363
Caesars Entertainment, Inc. 7.00% 2/15/2030 (d)	2,075	2,150
Carnival Corp. 4.00% 8/1/2028 (d)	2,375	2,326
Carnival Corp. 6.125% 2/15/2033 (d)	1,270	1,300
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	6,570	6,657
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (d)	604	613
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	1,350	1,260
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (d)	3,281	3,345
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	8,140	8,333
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (d)	1,070	1,073
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	3,580	3,431
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,393
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,480
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,366
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,840
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,894	1,858
General Motors Financial Co., Inc. 5.90% 1/7/2035	9,342	9,397
Global Auto Holdings PLC 11.50% 8/15/2029 (d)	1,300	1,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	3,525	3,453
Group 1 Automotive, Inc. 6.375% 1/15/2030 (d)	1,385	1,425
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	1,625	1,722
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	1,885	1,774
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (d)	3,580	3,446
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,773
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,124
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.50% 12/6/2048	428	367
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,883
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,767
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,615
Hyundai Capital America 1.50% 6/15/2026 (d)	762	740
Hyundai Capital America 5.45% 6/24/2026 (d)	3,905	3,937
Hyundai Capital America 4.875% 6/23/2027 (d)	1,334	1,342
Hyundai Capital America 5.275% 6/24/2027 (d)	6,273	6,355
Hyundai Capital America 2.375% 10/15/2027 (d)	2,311	2,198
Hyundai Capital America 4.90% 6/23/2028 (d)	4,992	5,029

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.10% 9/15/2028 (d)	USD2,756	$2,544
Hyundai Capital America 5.30% 1/8/2030 (d)	10,081	10,301
Hyundai Capital America 5.10% 6/24/2030 (d)	4,980	5,036
Hyundai Capital America 5.40% 1/8/2031 (d)	991	1,013
International Game Technology PLC 5.25% 1/15/2029 (d)	2,445	2,425
KB Home 7.25% 7/15/2030	1,295	1,341
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,025	1,091
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	2,900	2,768
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	1,025	975
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,229
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,129
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (d)	528	507
McDonald’s Corp. 4.60% 9/9/2032	642	643
McDonald’s Corp. 4.95% 3/3/2035	4,392	4,391
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (d)	1,710	1,675
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	1,344	1,348
Newell Brands, Inc. 8.50% 6/1/2028 (d)	715	753
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,835
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	368
Newell Brands, Inc. 6.875% 4/1/2036	1,025	984
Newell Brands, Inc. 7.00% 4/1/2046	475	407
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (d)	320	305
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (d)	200	199
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (b)(d)(n)(o)	1,355	135
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (h)(l)	875	809
RHP Hotel Properties, LP 6.50% 6/15/2033 (d)	575	592
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	910	916
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	1,030	1,051
Sally Holdings, LLC 6.75% 3/1/2032	920	945
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,786
Sonic Automotive, Inc. 4.625% 11/15/2029 (d)	3,645	3,539
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	2,215	2,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	377
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,165
Travel + Leisure Co. 4.50% 12/1/2029 (d)	2,100	2,031
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	600	587
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	3,446	3,444
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (h)(l)	2,115	2,096
		193,299

Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,691
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,335
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,314
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,700
Broadcom, Inc. 3.137% 11/15/2035 (d)	600	506
Cisco Systems, Inc. 4.95% 2/26/2031	313	322
Cisco Systems, Inc. 5.05% 2/26/2034	12	12
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,906
Cloud Software Group, Inc. 6.50% 3/31/2029 (d)	4,125	4,166
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	3,750	3,891
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	2,975	3,169
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (h)(l)	3,816	3,823
CommScope Technologies, LLC 5.00% 3/15/2027 (d)	5,703	5,560

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CommScope, LLC 8.25% 3/1/2027 (d)	USD1,527	$1,522
CommScope, LLC 7.125% 7/1/2028 (d)	1,973	1,941
CommScope, LLC 9.50% 12/15/2031 (d)	400	419
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (h)(l)	485	492
CoreWeave, Inc. 9.25% 6/1/2030 (d)	1,525	1,560
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	7,575	8,055
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (h)(l)	225	230
Fair Isaac Corp. 4.00% 6/15/2028 (d)	1,050	1,023
Fair Isaac Corp. 6.00% 5/15/2033 (d)	3,925	3,971
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	2,614	2,633
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	54	55
Gen Digital, Inc. 6.25% 4/1/2033 (d)	1,375	1,415
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,556
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,579
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	560	578
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (h)(l)	1,746	1,755
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (h)(l)	900	903
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,049
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,455
NCR Atleos Corp. 9.50% 4/1/2029 (d)	4,144	4,542
Open Text Holdings, Inc. 4.125% 12/1/2031 (d)	400	369
Oracle Corp. 5.25% 2/3/2032	4,750	4,874
Oracle Corp. 5.50% 8/3/2035	6,232	6,373
Shift4 Payments, LLC, 6.75% 8/15/2032 (d)	2,400	2,494
Synopsys, Inc. 5.15% 4/1/2035	6,898	6,956
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,493
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,261
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,223
UKG, Inc. 6.875% 2/1/2031 (d)	950	986
Unisys Corp. 10.625% 1/15/2031 (d)	1,228	1,266
Viasat, Inc. 5.625% 4/15/2027 (d)	6,733	6,711
Viasat, Inc. 6.50% 7/15/2028 (d)	1,900	1,797
Viasat, Inc. 7.50% 5/30/2031 (d)	6,626	5,746
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (e)(k)(n)	1,014	1,026
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (e)(k)(n)	336	340
X.Ai Corp. 12.50% 6/30/2030	2,485	2,485
Xerox Holdings Corp. 5.50% 8/15/2028 (d)	600	459
Xerox Holdings Corp. 8.875% 11/30/2029 (d)	779	589
		153,576

Industrials 0.51%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (d)	335	334
Albion Financing 1 SARL 7.00% 5/21/2030 (d)	6,000	6,138
Ambipar Lux SARL 10.875% 2/5/2033 (d)	601	569
Axon Enterprise, Inc. 6.125% 3/15/2030 (d)	5,175	5,335
Axon Enterprise, Inc. 6.25% 3/15/2033 (d)	5,835	6,023
BAE Systems PLC 5.125% 3/26/2029 (d)	3,403	3,489
BAE Systems PLC 5.25% 3/26/2031 (d)	2,663	2,754
BAE Systems PLC 5.30% 3/26/2034 (d)	2,772	2,835
BAE Systems PLC 5.50% 3/26/2054 (d)	599	592
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (d)(n)	2,125	2,208
Boeing Co. (The) 3.10% 5/1/2026	251	248
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,940
Boeing Co. (The) 5.15% 5/1/2030	945	963
Boeing Co. (The) 3.625% 2/1/2031	178	168
Boeing Co. (The) 6.388% 5/1/2031	227	244
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,205
Boeing Co. (The) 6.528% 5/1/2034	5,453	5,928

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,461
Boeing Co. (The) 6.858% 5/1/2054	2,361	2,587
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,430
Brink’s Co. (The) 4.625% 10/15/2027 (d)	2,385	2,372
Brink’s Co. (The) 6.50% 6/15/2029 (d)	485	500
Brink’s Co. (The) 6.75% 6/15/2032 (d)	850	886
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,337
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,744
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	152
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	430
Chart Industries, Inc. 7.50% 1/1/2030 (d)	1,347	1,412
CSX Corp. 4.25% 3/15/2029	1,062	1,063
CSX Corp. 5.05% 6/15/2035	6,111	6,149
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (d)	1,540	1,533
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,510	1,578
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	505	529
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,458
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,104
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,171
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	4,250	4,277
Lockheed Martin Corp. 5.10% 11/15/2027	852	874
Lockheed Martin Corp. 4.45% 5/15/2028	2,604	2,635
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,673
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,483
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,857
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,808
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,061
OneSky Flight, LLC 8.875% 12/15/2029 (d)	1,125	1,172
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,852
Paychex, Inc. 5.60% 4/15/2035	427	442
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	1,455	1,503
Reworld Holding Corp. 4.875% 12/1/2029 (d)	1,035	985
RTX Corp. 5.15% 2/27/2033	2,669	2,729
RTX Corp. 5.375% 2/27/2053	3,950	3,784
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,225	2,330
Siemens Funding BV 5.80% 5/28/2055 (d)	6,288	6,496
Siemens Funding BV 5.90% 5/28/2065 (d)	5,581	5,782
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(d)	400	400
TransDigm, Inc. 6.625% 3/1/2032 (d)	1,485	1,539
Triumph Group, Inc. 9.00% 3/15/2028 (d)	1,310	1,370
Union Pacific Corp. 2.40% 2/5/2030	2,163	1,996
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,915
Union Pacific Corp. 2.95% 3/10/2052	1,000	639
Union Pacific Corp. 5.60% 12/1/2054	2,487	2,476
Union Pacific Corp. 3.839% 3/20/2060	546	393
Union Pacific Corp. 3.799% 4/6/2071	545	374
		140,668

Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	280
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,081
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,606
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,094
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,936
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	2,369	2,289
American Tower Corp. 3.55% 7/15/2027	1,277	1,259

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 1/15/2028	USD896	$880
American Tower Corp. 1.50% 1/31/2028	2,240	2,087
American Tower Corp. 2.30% 9/15/2031	1,344	1,167
American Tower Corp. 2.95% 1/15/2051	1,792	1,136
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (d)	3,040	2,670
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (d)	1,975	1,847
Boston Properties, LP 6.50% 1/15/2034	2,223	2,381
Boston Properties, LP 5.75% 1/15/2035	3,143	3,165
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (h)(l)	945	945
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,054
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	1,185	1,236
Host Hotels & Resorts, LP 4.50% 2/1/2026	318	317
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	1,705	1,693
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	2,855	2,721
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,900	3,602
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,833
Iron Mountain, Inc. 5.25% 7/15/2030 (d)	3,785	3,736
Iron Mountain, Inc. 4.50% 2/15/2031 (d)	2,650	2,527
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,897
MPT Operating Partnership, LP 5.00% 10/15/2027	12,137	11,221
MPT Operating Partnership, LP 4.625% 8/1/2029	630	497
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	3,968	4,156
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (d)	2,280	2,210
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (d)	1,000	1,029
Prologis, LP 4.875% 6/15/2028	1,357	1,385
Prologis, LP 4.75% 6/15/2033	2,359	2,354
Prologis, LP 5.00% 3/15/2034	1,850	1,856
Prologis, LP 5.00% 1/31/2035	1,033	1,033
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,096
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,692
Public Storage Operating Co. 2.30% 5/1/2031	644	573
Scentre Group Trust 1 3.25% 10/28/2025 (d)	896	892
Scentre Group Trust 1 3.75% 3/23/2027 (d)	2,178	2,153
Service Properties Trust 5.25% 2/15/2026	510	508
Service Properties Trust 4.75% 10/1/2026	1,635	1,613
Service Properties Trust 4.95% 2/15/2027	1,540	1,521
Service Properties Trust 5.50% 12/15/2027	655	649
Service Properties Trust 3.95% 1/15/2028	1,815	1,678
Service Properties Trust 8.375% 6/15/2029	4,228	4,401
Service Properties Trust 4.95% 10/1/2029	2,715	2,372
Service Properties Trust 4.375% 2/15/2030	705	593
Service Properties Trust 8.625% 11/15/2031 (d)	6,775	7,278
Service Properties Trust 8.875% 6/15/2032	3,803	3,914
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,548
Sun Communities Operating, LP 2.70% 7/15/2031	785	696
UDR, Inc. 2.95% 9/1/2026	681	670
		108,335

Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026 (d)	739	723
Albertsons Cos., Inc. 4.875% 2/15/2030 (d)	1,000	984
B&G Foods, Inc. 5.25% 9/15/2027	1,000	912
B&G Foods, Inc. 8.00% 9/15/2028 (d)	1,750	1,687
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,284
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,402
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,183
BAT Capital Corp. 4.54% 8/15/2047	627	507
Campbell’s Co. (The) 4.75% 3/23/2035	952	915

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coca-Cola Co. 1.00% 3/15/2028	USD842	$782
Coca-Cola Co. 4.65% 8/14/2034	1,618	1,627
Constellation Brands, Inc. 3.60% 2/15/2028	625	614
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (d)	400	423
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	3,643	3,657
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	2,101	2,132
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,507
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,669
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	243
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	862
Kroger Co. 5.00% 9/15/2034	4,462	4,433
Kroger Co. 5.50% 9/15/2054	1,983	1,884
Mars, Inc. 4.80% 3/1/2030 (d)	3,408	3,454
Mars, Inc. 5.00% 3/1/2032 (d)	1,855	1,881
Mars, Inc. 5.20% 3/1/2035 (d)	385	390
Mars, Inc. 5.70% 5/1/2055 (d)	6,678	6,666
Mondelez International, Inc. 4.75% 8/28/2034	837	828
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,188
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,135
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,103
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,830
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,557
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,288
Philip Morris International, Inc. 4.375% 4/30/2030	2,554	2,548
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,344
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,243
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,728
Philip Morris International, Inc. 4.875% 4/30/2035	1,907	1,882
Post Holdings, Inc. 4.625% 4/15/2030 (d)	2,886	2,777
Post Holdings, Inc. 6.25% 2/15/2032 (d)	3,279	3,374
Prestige Brands, Inc. 3.75% 4/1/2031 (d)	1,115	1,028
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,960
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,562
		104,485

Utilities 0.36%
AEP Transmission Co., LLC 5.375% 6/15/2035	50	51
Calpine Corp. 3.75% 3/1/2031 (d)	1,975	1,875
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (k)	1,375	1,382
Commonwealth Edison Co. 4.35% 11/15/2045	972	823
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,762
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,838
Consumers Energy Co. 5.05% 5/15/2035	525	529
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	345
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,183
Edison International 5.25% 11/15/2028	1,537	1,522
Edison International 5.45% 6/15/2029	917	907
Edison International 6.95% 11/15/2029	2,461	2,559
Edison International 6.25% 3/15/2030	3,740	3,800
Edison International 5.25% 3/15/2032	7,445	7,067
Electricite de France SA 6.25% 5/23/2033 (d)	1,075	1,152
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(k)	1,475	1,667

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD287	$284
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (k)	1,000	1,018
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	605	577
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (d)	1,000	1,032
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	2,605	2,708
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (h)(l)	1,920	1,901
MidAmerican Energy Co. 5.85% 9/15/2054	875	902
Northern States Power Co. 2.60% 6/1/2051	735	444
Northern States Power Co. 5.65% 5/15/2055	175	175
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	118
Pacific Gas and Electric Co. 5.00% 6/4/2028	450	451
Pacific Gas and Electric Co. 4.65% 8/1/2028	800	796
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,560	5,988
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,859	13,742
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	64
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,381
PacifiCorp 5.30% 2/15/2031	1,404	1,447
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,968
PacifiCorp 5.80% 1/15/2055	575	551
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
Saavi Energia SARL 8.875% 2/10/2035 (d)	1,495	1,562
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,120
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,546
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,448
Southern California Edison Co. 5.75% 4/1/2035	675	689
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,925
Southern California Edison Co. 3.65% 2/1/2050	234	155
Southern California Edison Co. 6.20% 9/15/2055	4,770	4,572
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	400	429
Trinidad Generation Unlimited 7.75% 6/16/2033 (d)	2,295	2,379
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,002
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,047
Xcel Energy, Inc. 5.50% 3/15/2034	285	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (d)	1,150	1,229
		99,589

Materials 0.31%
Avient Corp. 7.125% 8/1/2030 (d)	855	882
Avient Corp. 6.25% 11/1/2031 (d)	170	172
Celanese US Holdings, LLC 6.415% 7/15/2027	1,996	2,068
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,634
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,719
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,424
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	3,625	3,332
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,650	1,626
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	2,275	2,203
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	775	664
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	2,000	1,931
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (d)	2,695	2,544
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	1,480	1,453
Dow Chemical Co. (The) 5.35% 3/15/2035	2,674	2,661
Dow Chemical Co. (The) 4.80% 5/15/2049	435	358
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	716
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,503

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	USD5,370	$5,706
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	950	976
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	4,517	3,980
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	2,181	1,931
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	1,406	1,325
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	1,700	1,716
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	1,335	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,266
LYB International Finance III, LLC 6.15% 5/15/2035	757	786
Methanex Corp. 5.125% 10/15/2027	6,305	6,288
Methanex US Operations, Inc. 6.25% 3/15/2032 (d)	330	329
Minera Mexico SA de CV, 5.625% 2/12/2032 (d)	6,734	6,856
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	945	968
Mineral Resources, Ltd. 8.50% 5/1/2030 (d)	1,525	1,519
Mosaic Co. 4.05% 11/15/2027	941	934
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,785	1,718
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	775	838
NOVA Chemicals Corp. 7.00% 12/1/2031 (d)	1,130	1,185
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	555	571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	1,050	1,084
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,363
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,251
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(h)(l)(n)	766	421
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(h)(l)(n)	770	423
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(h)(l)(n)	1,267	697
Veritiv Operating Co. 10.50% 11/30/2030 (d)	640	694
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	2,212	2,259
Westlake Corp. 4.375% 11/15/2047	448	350
		86,682
Total corporate bonds, notes & loans		2,018,984
U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.71%
U.S. Treasury 4.75% 7/31/2025	50,547	50,563
U.S. Treasury 5.00% 10/31/2025	2,167	2,172
U.S. Treasury 4.875% 11/30/2025	12,250	12,278
U.S. Treasury 0.50% 2/28/2026	42,515	41,501
U.S. Treasury 4.625% 2/28/2026	1,878	1,883
U.S. Treasury 3.625% 5/15/2026	1,071	1,067
U.S. Treasury 4.625% 6/30/2026	17,210	17,312
U.S. Treasury 4.125% 2/15/2027	1,258	1,264
U.S. Treasury 2.625% 5/31/2027	96,250	94,271
U.S. Treasury 3.875% 5/31/2027	87,803	88,007
U.S. Treasury 0.50% 6/30/2027	28,098	26,368
U.S. Treasury 3.75% 6/30/2027	130,554	130,641
U.S. Treasury 4.125% 9/30/2027	90,000	90,817
U.S. Treasury 4.00% 2/29/2028	46,200	46,549
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,569
U.S. Treasury 3.875% 6/15/2028	17,264	17,355
U.S. Treasury 4.00% 1/31/2029	8,844	8,924
U.S. Treasury 2.875% 4/30/2029	50,000	48,478
U.S. Treasury 4.25% 6/30/2029	28,885	29,425
U.S. Treasury 4.00% 3/31/2030	83,865	84,645
U.S. Treasury 0.625% 5/15/2030	9,358	8,051
U.S. Treasury 4.00% 5/31/2030	25,757	26,005

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD230,050	$230,940
U.S. Treasury 4.00% 7/31/2030	8,160	8,231
U.S. Treasury 4.875% 10/31/2030	45,491	47,751
U.S. Treasury 4.25% 6/30/2031	17,165	17,479
U.S. Treasury 2.875% 5/15/2032	50,000	46,649
U.S. Treasury 4.00% 6/30/2032	59,074	59,106
U.S. Treasury 4.125% 11/15/2032	648	652
U.S. Treasury 3.50% 2/15/2033	27,034	26,060
U.S. Treasury 3.875% 8/15/2033	114,911	113,196
U.S. Treasury 4.375% 5/15/2034	14,285	14,514
U.S. Treasury 4.25% 11/15/2034	2,075	2,082
U.S. Treasury 4.25% 5/15/2035	18,803	18,828
U.S. Treasury 1.375% 11/15/2040	51,338	32,696
U.S. Treasury 1.75% 8/15/2041	24,960	16,570
U.S. Treasury 2.00% 11/15/2041	1,058	728
U.S. Treasury 4.625% 5/15/2044	14,928	14,638
U.S. Treasury 5.00% 5/15/2045	99,575	102,275
U.S. Treasury 2.50% 2/15/2046	3,365	2,332
U.S. Treasury 3.00% 5/15/2047	8,383	6,277
U.S. Treasury 3.00% 2/15/2048	301	224
U.S. Treasury 2.25% 2/15/2052	72,025	43,985
U.S. Treasury 4.00% 11/15/2052	5,700	4,987
U.S. Treasury 3.625% 2/15/2053 (i)	121,025	98,766
U.S. Treasury 3.625% 5/15/2053	18,989	15,484
U.S. Treasury 4.25% 2/15/2054	17,191	15,688
U.S. Treasury 4.25% 8/15/2054	37,315	34,073
U.S. Treasury 4.625% 2/15/2055	49,676	48,353
		1,855,718

U.S. Treasury inflation-protected securities 0.18%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (p)	4,485	4,483
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	3,767	3,755
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	21,632	21,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	22,946	21,009
		51,236
Total U.S. Treasury bonds & notes		1,906,954
Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (d)(g)	5	5
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(g)	10,457	10,463
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(g)	2,962	2,976
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(g)	184	184
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(g)	920	921
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(g)	809	811
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(g)	371	371
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(g)	1,328	1,335
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(g)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(g)	3,332	3,372
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(g)	1,005	1,008
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(g)	3,914	3,961
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(g)	255	255
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(g)	8,500	8,479
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (d)(g)	4,100	4,083
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (d)(g)	2,715	2,706
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(g)	20,244	20,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(g)	138	137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(g)	10,410	10,114

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(g)	USD29,013	$29,616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	4,960	5,160
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (d)(g)(h)	7,810	7,830
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(g)	116	114
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(g)	2,470	2,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (g)	332	332
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (g)	688	688
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (g)	531	531
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (g)	2,186	2,192
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (g)	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (g)	1,679	1,681
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(g)	892	842
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (g)	1,710	1,715
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (g)	8,604	8,698
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (g)	652	654
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(g)	4,138	3,816
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(g)	162	157
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	4,714	4,787
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(g)	5,140	5,086
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(g)	1,707	1,580
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(g)	6,034	5,808
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(g)	1,230	1,232
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(g)	2,349	2,354
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(g)	2,213	2,219
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(g)	5,309	5,359
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(g)	4,257	4,308
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(g)	968	901
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(g)	3,648	3,394
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(g)	759	707
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(g)	1,050	964
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (g)	1,569	1,574
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(g)	904	907
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(g)	1,958	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (g)	773	774
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (g)	3,457	3,494
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(g)	215	198
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(g)	679	682
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(g)	3,048	3,061
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(g)	616	615
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(g)	1,484	1,490
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(g)	2,609	2,651
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(g)	926	933
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (g)	1,744	1,744
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (g)	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (g)	4,558	4,641
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (g)	3,970	4,052
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(g)	4,756	4,696
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(g)	5,998	6,184
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(g)(h)	13,442	13,716
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(g)	3,235	3,243
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(g)	417	393
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(g)	188	177
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (d)(g)	1,527	1,483
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(g)	6,501	6,200
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(g)	8,223	7,854
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(g)	2,758	2,554
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(g)	4,088	3,813
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(g)	323	300
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(g)	500	500
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(g)	902	902

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(g)	USD807	$809
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (g)	1,004	1,006
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(g)	8,654	9,064
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(g)	6,768	6,817
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (g)	2,126	2,137
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (d)(g)	3,759	3,754
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(g)	4,391	4,220
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(g)	4,445	4,386
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(g)	4,585	4,789
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(g)	10,307	9,917
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(g)	685	655
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(g)	429	412
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(g)	4,771	4,850
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(g)	1,250	1,257
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (g)	569	570
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(g)	2,519	2,525
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (g)	3,187	3,217
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (g)	2,894	2,922
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(g)	1,581	1,581
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(g)	1,422	1,429
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(g)	954	957
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(g)	504	508
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(g)(h)	3,648	3,632
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(g)	2,778	2,796
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(g)	2,788	2,511
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(g)	3,576	3,233
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(g)	4,877	4,565
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(g)	4,921	4,604
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(g)	3,087	2,905
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(g)	5,216	4,881
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(g)	23,051	21,721
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (d)(g)(h)	780	780
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (d)(g)(h)	627	626
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (d)(g)(h)	5,378	5,383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (d)(g)(h)	4,264	4,257
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(g)	5,298	5,334
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (g)	2,442	2,306
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(g)	814	826
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.012% 9/15/2039 (d)(g)(h)	598	599
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (d)(g)(h)	701	701
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (g)	733	733
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (g)	615	616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (g)	5,474	5,504
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (g)	5,062	5,130
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (g)	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(g)	3,077	3,085
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(g)	249	250
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(g)	1,265	1,276
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(g)	1,598	1,599
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(g)	2,864	2,883
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(g)	504	505
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(g)	2,966	2,980

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.156% 1/15/2053 (d)(g)(h)	USD3,851	$3,823
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(g)	2,741	2,557
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(g)	2,485	2,404
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(g)	1,918	1,881
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(g)	922	884
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(g)	751	719
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(g)	5,253	5,234
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(g)	6,201	6,195
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(g)	1,421	1,374
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (g)	2,840	2,873
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (g)	4,155	4,223
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(g)	1,194	1,126
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(g)	552	516
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(g)	708	651
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(g)	2,047	1,911
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(g)	2,096	2,096
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (d)(g)(h)	3,229	3,225
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(g)	5,582	5,628
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (d)(g)(h)	6,503	6,362
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (g)	4,585	4,610
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (g)	1,822	1,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(g)	7,627	7,095
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(g)	1,368	1,250
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(g)	416	416
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(g)	649	651
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(g)	1,151	1,170
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (g)	3,846	3,854
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (g)(k)	6,704	6,705
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (g)	9,409	9,615
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(g)	8,048	8,177
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032 (d)(g)	934	959
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(g)	1,928	1,930
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(g)	6,044	6,044
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(g)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(g)	2,142	2,150
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(g)	2,504	2,518
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(g)	6,520	6,537
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(g)	1,973	2,001
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(g)	572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (g)	7,030	7,067
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (g)	2,254	2,259
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (g)	4,623	4,649
		567,592
Bonds & notes of governments & government agencies outside the U.S. 0.13%
CPPIB Capital, Inc. 2.75% 11/2/2027 (d)	5,914	5,770
OMERS Finance Trust 3.50% 4/19/2032 (d)	3,867	3,668
OMERS Finance Trust 4.00% 4/19/2052 (d)	3,867	3,002
Panama (Republic of) 7.50% 3/1/2031	1,765	1,882
Panama (Republic of) 2.252% 9/29/2032	4,306	3,297
Peru (Republic of) 1.862% 12/1/2032	2,525	2,018
Peru (Republic of) 5.875% 8/8/2054	2,310	2,234
Peru (Republic of) 2.78% 12/1/2060	3,383	1,826
Qatar (State of) 4.00% 3/14/2029 (d)	745	740
Qatar (State of) 4.817% 3/14/2049 (d)	750	674
United Mexican States 4.75% 4/27/2032	2,305	2,195
United Mexican States 3.50% 2/12/2034	1,790	1,507
United Mexican States 6.875% 5/13/2037	2,720	2,844

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.625% 1/29/2038	USD200	$203
United Mexican States 7.375% 5/13/2055	4,235	4,382
United Mexican States 3.771% 5/24/2061	1,528	906
		37,148
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,556
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,306
		8,862

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,140	3,158

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,960	4,424

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	451	285

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,765	5,638
Total municipals		22,367
Total bonds, notes & other debt instruments (cost: $7,551,950,000)		7,461,895
Investment funds 2.79%	Shares
Capital Group Central Corporate Bond Fund (q)	91,567,012	772,826
Total Investment funds (cost: $797,018,000)		772,826
Short-term securities 4.79%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (q)(r)	13,235,020	1,323,502

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (r)(s)	2,117,436	2,118
Total short-term securities (cost: $1,325,460,000)		1,325,620
Total investment securities 101.82% (cost: $20,537,102,000)		28,178,616
Other assets less liabilities (1.82)%		(503,035)
Net assets 100.00%		$27,675,581

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	6,165	10/3/2025	USD1,282,465	$5,037
5 Year U.S. Treasury Note Futures	Long	7,067	10/3/2025	770,303	8,745
10 Year U.S. Treasury Note Futures	Long	3,299	9/30/2025	369,900	7,122
10 Year Ultra U.S. Treasury Note Futures	Short	995	9/30/2025	(113,694)	(2,796)
20 Year U.S. Treasury Bond Futures	Long	841	9/30/2025	97,109	3,355
30 Year Ultra U.S. Treasury Bond Futures	Short	624	9/30/2025	(74,334)	(2,725)
					$18,738
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD9,557	$(211)	$(189)	$(22)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	68,375	(5,132)	(4,294)	(838)
					$(5,343)	$(4,483)	$(860)
Investments in affiliates (q)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 2.79%
Capital Group Central Corporate Bond Fund	$1,368,034	$28,182	$634,717	$(136,730)	$148,057	$772,826	$28,182
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.35% (r)	855,747	3,621,866	3,154,023	(32)	(56)	1,323,502	29,602
Total 7.57%				$(136,762)	$148,001	$2,096,328	$57,784

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(b)	8/22/2014	$6,949	$13,864	0.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023	2,573	2,633	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (h)(l)	9/13/2023-6/13/2025	55	55	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (k)(n)	6/23/2023-3/24/2025	992	1,026	0.00 (t)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (k)(n)	10/22/2024-3/24/2025	326	340	0.00 (t)
Total		$10,895	$17,918	0.06%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,496,397,000, which represented 5.41% of the net assets of the fund.

(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,918,000, which represented 0.06% of the net assets of the fund.

(f)
All or a portion of this security was on loan. The total value of all such securities was $2,306,000, which represented 0.01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(g)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,924,000, which represented 0.09% of the net assets of the fund.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,505,000, which represented 0.15% of the net assets of the fund.

(m)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Index-linked bond whose principal amount moves with a government price index.
(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Rate represents the seven-day yield at 6/30/2025.
(s)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(t)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio June 30, 2025unaudited

Common stocks 61.95%	Shares	Value (000)
Information technology 10.64%
Broadcom, Inc.	40,394	$11,135
Microsoft Corp.	21,644	10,766
NVIDIA Corp.	47,330	7,478
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	7,294
Accenture PLC, Class A	7,800	2,331
Apple, Inc.	9,047	1,856
Microchip Technology, Inc.	22,545	1,586
ASML Holding NV	1,857	1,482
Arista Networks, Inc. (a)	5,876	601
		44,529

Financials 10.09%
B3 SA - Brasil, Bolsa, Balcao	1,852,727	4,972
Banco Bilbao Vizcaya Argentaria SA	263,394	4,051
ING Groep NV	155,027	3,401
Chubb, Ltd.	10,959	3,175
Marsh & McLennan Cos., Inc.	14,131	3,090
Standard Chartered PLC	156,968	2,601
Munchener Ruckversicherungs-Gesellschaft AG	3,868	2,509
HDFC Bank, Ltd. (ADR)	25,481	1,954
HDFC Bank, Ltd.	23,358	545
BlackRock, Inc.	1,894	1,987
JPMorgan Chase & Co.	6,668	1,933
Zurich Insurance Group AG	2,524	1,764
Morgan Stanley	10,945	1,542
BNP Paribas SA	11,060	994
Swiss Re AG	5,574	964
Mizuho Financial Group, Inc.	34,600	959
Capital One Financial Corp.	4,389	934
NatWest Group PLC	131,775	925
AIA Group, Ltd.	74,200	665
Progressive Corp.	2,416	645
Great-West Lifeco, Inc.	16,064	611
Goldman Sachs Group, Inc.	782	553
UniCredit SpA	7,995	536
3i Group PLC	9,121	516
Hannover Rück SE	1,272	400
		42,226

Industrials 8.60%
RTX Corp.	55,837	8,153
Volvo AB, Class B	92,975	2,608
General Dynamics Corp.	8,071	2,354
Airbus SE, non-registered shares	11,225	2,344
BAE Systems PLC	86,701	2,245
Uber Technologies, Inc. (a)	20,402	1,903
Daikin Industries, Ltd.	14,400	1,702
Deutsche Post AG	36,092	1,667
IHI Corp.	14,483	1,573
Carrier Global Corp.	20,453	1,497
Safran SA	4,408	1,433
nVent Electric PLC	18,043	1,322
CSX Corp.	32,703	1,067
Melrose Industries PLC	108,484	790
Rolls-Royce Holdings PLC	59,127	785
TransDigm Group, Inc.	480	730
PACCAR, Inc.	5,817	553
United Rentals, Inc.	708	533
General Electric Co.	1,980	510

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Caterpillar, Inc.	1,262	$490
Waste Management, Inc.	2,046	468
L3Harris Technologies, Inc.	1,800	452
AtkinsRealis Group, Inc.	6,127	430
Boeing Co. (The) (a)	1,845	387
		35,996

Health care 8.15%
Eli Lilly and Co.	6,479	5,051
Sanofi	48,529	4,699
Abbott Laboratories	29,693	4,038
Vertex Pharmaceuticals, Inc. (a)	8,449	3,761
Gilead Sciences, Inc.	33,630	3,729
Novo Nordisk AS, Class B	50,903	3,533
Medtronic PLC	19,325	1,685
Stryker Corp.	3,483	1,378
Alnylam Pharmaceuticals, Inc. (a)	4,063	1,325
Molina Healthcare, Inc. (a)	3,573	1,064
AbbVie, Inc.	5,172	960
UnitedHealth Group, Inc.	2,675	834
Novartis AG	3,976	482
Takeda Pharmaceutical Co., Ltd.	14,500	446
GE HealthCare Technologies, Inc.	5,321	394
AstraZeneca PLC	2,821	392
BioMarin Pharmaceutical, Inc. (a)	5,924	326
		34,097

Communication services 5.15%
Meta Platforms, Inc., Class A	12,920	9,536
Alphabet, Inc., Class A	16,320	2,876
Alphabet, Inc., Class C	6,975	1,237
AT&T, Inc.	117,836	3,410
Netflix, Inc. (a)	917	1,228
Deutsche Telekom AG	25,673	937
Comcast Corp., Class A	23,470	838
Omnicom Group, Inc.	8,961	645
Universal Music Group NV	13,386	433
SoftBank Group Corp.	5,500	402
		21,542

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	24,589	5,395
Ferrari NV	3,418	1,677
Ferrari NV (EUR denominated)	739	362
Las Vegas Sands Corp.	43,437	1,890
adidas AG	7,746	1,806
Starbucks Corp.	18,930	1,734
LVMH Moet Hennessy-Louis Vuitton SE	3,082	1,614
Compagnie Financiere Richemont SA, Class A	6,583	1,240
Midea Group Co., Ltd., Class A	119,450	1,204
Royal Caribbean Cruises, Ltd.	3,643	1,141
Sony Group Corp.	27,900	723
Viking Holdings, Ltd. (a)	8,985	479
Hasbro, Inc.	4,685	346
		19,611

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 4.34%
Philip Morris International, Inc.	27,539	$5,016
Imperial Brands PLC	109,428	4,321
British American Tobacco PLC	74,366	3,535
ITC, Ltd.	568,184	2,759
Nestle SA	9,977	991
Sysco Corp.	10,532	798
Suntory Beverage & Food, Ltd.	24,000	768
		18,188

Materials 4.18%
Freeport-McMoRan, Inc.	93,947	4,073
Vale SA, ordinary nominative shares	272,884	2,644
Vale SA (ADR), ordinary nominative shares	56,123	545
Nitto Denko Corp.	145,300	2,817
Lundin Gold, Inc.	37,546	1,982
Air Products and Chemicals, Inc.	4,709	1,328
Smurfit Westrock PLC	26,077	1,125
International Paper Co.	23,245	1,089
Rio Tinto PLC	9,962	581
Franco-Nevada Corp. (CAD denominated)	3,358	551
Air Liquide SA	2,444	504
Celanese Corp.	4,784	265
		17,504

Utilities 3.13%
E.ON SE	135,349	2,491
DTE Energy Co.	15,885	2,104
Duke Energy Corp.	14,304	1,688
Constellation Energy Corp.	5,203	1,679
SembCorp Industries, Ltd.	284,900	1,535
Dominion Energy, Inc.	23,269	1,315
Pinnacle West Capital Corp.	12,840	1,149
PG&E Corp.	80,544	1,123
		13,084

Energy 2.30%
Canadian Natural Resources, Ltd. (CAD denominated)	159,193	5,003
Shell PLC (GBP denominated)	46,723	1,638
TC Energy Corp. (CAD denominated) (b)	30,769	1,502
Chevron Corp.	7,037	1,008
Cameco Corp. (CAD denominated)	6,626	492
		9,643

Real estate 0.69%
CTP NV	96,586	2,030
Embassy Office Parks REIT	187,528	851
		2,881
Total common stocks (cost: $181,462,000)		259,301
Convertible stocks 0.62%
Financials 0.33%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,375

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	$1,221
Total convertible stocks (cost: $2,727,000)		2,596
Bonds, notes & other debt instruments 31.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.98%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 6.72% 2/8/2028	INR18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	67
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	443
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	450
Austria (Republic of) 0% 2/20/2031	EUR500	512
Austria (Republic of) 2.90% 2/20/2034	120	142
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	321
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,956
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	841
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	226	38
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	1,633	267
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	226	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	154
Canada (Government) 0.25% 3/1/2026	CAD246	178
Canada (Government) 3.50% 3/1/2028	1,119	839
Canada (Government) 1.50% 12/1/2031	1,040	697
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	57
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	CNY3,980	553
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	590
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	556
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	290
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	437
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	353
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	62
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	213
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	152
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,240
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Colombia (Republic of) 3.125% 4/15/2031	USD200	165
Estonia (Republic of) 3.25% 1/17/2034	EUR160	190
European Bank for Reconstruction and Development 5.25% 1/12/2027	INR10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Bank for Reconstruction and Development 6.75% 1/13/2032	55,400	653
European Investment Bank 0.375% 9/15/2027	EUR110	125
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	870
European Investment Bank 7.40% 10/23/2033	INR19,300	237
European Investment Bank 2.875% 1/15/2035	EUR45	53
European Union 3.375% 10/4/2039	40	47
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,353
French Republic O.A.T. 2.00% 11/25/2032	610	675
French Republic O.A.T. 3.25% 5/25/2045	160	175
French Republic O.A.T. 3.75% 5/25/2056	295	329
Germany (Federal Republic of) 0% 8/15/2030	3,775	3,988
Germany (Federal Republic of) 0% 2/15/2032	540	546
Germany (Federal Republic of) 1.70% 8/15/2032	674	760
Germany (Federal Republic of) 2.30% 2/15/2033	300	351
Germany (Federal Republic of) 2.50% 2/15/2035	730	853
Germany (Federal Republic of) 1.00% 5/15/2038	180	171

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$167
Germany (Federal Republic of) 0% 8/15/2052	80	42
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	80
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	579
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	136
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	149
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	77
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	160
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	63
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	260
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	191
Ireland (Republic of) 2.60% 10/18/2034	EUR100	115
Ireland (Republic of) 3.00% 10/18/2043	150	168
Italy (Republic of) 1.35% 4/1/2030	250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	945
Italy (Republic of) 4.20% 3/1/2034	900	1,137
Italy (Republic of) 3.65% 8/1/2035	795	954
Italy (Republic of) 4.50% 10/1/2053	210	257
Italy (Republic of) 4.30% 10/1/2054	200	236
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	584
Japan, Series 346, 0.10% 3/20/2027	134,150	922
Japan, Series 352, 0.10% 9/20/2028	30,650	208
Japan, Series 358, 0.10% 3/20/2030	37,400	249
Japan, Series 363, 0.10% 6/20/2031	10,500	69
Japan, Series 373, 0.60% 12/20/2033	55,750	366
Japan, Series 152, 1.20% 3/20/2035	434,000	2,952
Japan, Series 173, 0.40% 6/20/2040	50,350	277
Japan, Series 176, 0.50% 3/20/2041	109,950	602
Japan, Series 179, 0.50% 12/20/2041	50,500	271
Japan, Series 42, 1.70% 3/20/2044	59,400	375
Japan, Series 192, 2.40% 3/20/2045	487,500	3,410
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	393
Japan, Series 76, 1.40% 9/20/2052	41,100	212
Japan, Series 77, 1.60% 12/20/2052	99,700	539
Japan, Series 84, 2.10% 9/20/2054	82,450	492
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	127
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	843
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	148
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	46
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	165
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	327
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	25
Netherlands (Kingdom of the) 5.50% 1/15/2028	EUR100	128
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	263
New South Wales Treasury Corp. 4.25% 2/20/2036	670	416
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	68
Norway (Kingdom of) 3.75% 6/12/2035	2,460	243
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	98
Panama (Republic of) 7.50% 3/1/2031	USD200	213
Panama (Republic of) 6.40% 2/14/2035	200	195
Philippines (Republic of) 0.875% 5/17/2027	EUR110	126
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	105
Portugal (Republic of) 0.475% 10/18/2030	EUR50	53
Portugal (Republic of) 3.375% 6/15/2040	195	227
Province of Ontario 3.25% 7/3/2035	100	118
Quebec (Province of) 3.35% 7/23/2039	190	219
Romania 2.125% 3/7/2028	130	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	$162
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	258
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,493
Spain (Kingdom of) 0% 1/31/2027	EUR335	383
Spain (Kingdom of) 0.80% 7/30/2027	490	563
Spain (Kingdom of) 0.50% 10/31/2031	165	170
Spain (Kingdom of) 3.15% 4/30/2033	317	380
Spain (Kingdom of) 3.55% 10/31/2033	370	454
Spain (Kingdom of) 3.25% 4/30/2034	120	143
Spain (Kingdom of) 3.45% 10/31/2034	240	290
Turkey (Republic of) 7.125% 7/17/2032	USD200	200
United Kingdom 1.25% 7/22/2027	GBP410	536
United Kingdom 0.375% 10/22/2030	210	241
United Kingdom 1.00% 1/31/2032	750	848
United Kingdom 4.25% 6/7/2032	785	1,087
United Kingdom 3.25% 1/31/2033	140	180
United Kingdom 3.25% 1/22/2044	644	686
United Kingdom 1.25% 7/31/2051	413	248
United Kingdom 4.375% 7/31/2054	205	244
United Kingdom 2.50% 7/22/2065	340	259
United Mexican States 6.875% 5/13/2037	USD200	209
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	561
United Mexican States, Series M, 8.00% 11/7/2047	5,120	227
United Mexican States, Series M, 8.00% 7/31/2053	26,580	1,166
United Mexican States, Series S, 4.00% 10/29/2054 (c)	533	25
		58,518
Corporate bonds, notes & loans 6.14%
Financials 1.59%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR330	360
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(e)	USD200	202
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (e)	EUR200	254
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	100	125
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	USD161	165
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (e)(f)	GBP100	146
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)	USD200	212
BPCE SA 4.50% 1/13/2033	EUR100	124
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(e)	USD250	258
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	200	208
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (e)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	160	155
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (e)	EUR200	221
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (e)	GBP100	136
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	USD290	302
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (e)	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	290	324
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (e)	EUR100	131
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	USD160	161
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	280	243
KfW 1.125% 7/4/2025	GBP95	130
Mastercard, Inc. 2.00% 11/18/2031	USD102	89

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (e)	USD294	$305
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	150	156
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	119	121
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (e)	EUR175	191
New York Life Insurance Co. 3.75% 5/15/2050 (d)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	65	73
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	285
Royal Bank of Canada 1.20% 4/27/2026	175	171
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)(g)	EUR250	303
		6,676

Utilities 0.87%
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	USD200	206
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	178
Duke Energy Corp. 3.75% 4/1/2031	EUR100	120
Edison International 5.45% 6/15/2029	USD55	54
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 4.25% 1/25/2032	EUR100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (e)	200	260
Enel Finance International NV 2.125% 7/12/2028 (d)	USD200	187
Enfragen Energia Sur SA 5.375% 12/30/2030	200	179
Engie SA 7.00% 10/30/2028	GBP50	74
Exelon Corp. 3.40% 4/15/2026	USD150	149
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	95
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	244
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	97
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	88
Public Service Company of Colorado 2.70% 1/15/2051	125	75
Southern California Edison Co. 6.20% 9/15/2055	60	57
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	312
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	550	564
		3,649

Energy 0.79%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	56
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	211
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,232
Petroleos Mexicanos 6.84% 1/23/2030	460	445
Qatar Energy 3.125% 7/12/2041 (d)	320	237
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	200	200

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	USD200	$188
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,313

Communication services 0.54%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	500
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	107
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	137
AT&T, Inc. 2.55% 12/1/2033	USD64	54
Comcast Corp. 0% 9/14/2026	EUR100	115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 9.00% 3/1/2031 (e)	65	79
Orange 3.625% 11/16/2031	EUR100	122
Orange 5.625% 1/23/2034	GBP90	128
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	189
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	117
T-Mobile USA, Inc. 3.70% 5/8/2032	100	120
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	151
Verizon Communications, Inc. 0.75% 3/22/2032	100	101
		2,242

Consumer staples 0.50%
Altria Group, Inc. 2.20% 6/15/2027	270	318
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	248
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (e)	EUR640	751
Campbell’s Co. (The) 4.75% 3/23/2035	USD47	45
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	138
Mars, Inc. 5.20% 3/1/2035 (d)	USD105	106
Philip Morris International, Inc. 5.75% 11/17/2032	110	116
		2,087

Health care 0.47%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	269
Amgen, Inc. 5.65% 3/2/2053	422	412
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	150	146
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	$118
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	255
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
		1,983

Industrials 0.43%
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	43
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	192
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	117
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	USD79	81
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	200	197
RTX Corp. 4.125% 11/16/2028	100	100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Veralto Corp. 4.15% 9/19/2031	EUR100	123
Veralto Corp. 5.45% 9/18/2033	USD60	62
		1,820

Consumer discretionary 0.37%
BMW International Investment BV 4.75% 9/4/2030	GBP100	139
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	150	150
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	236
General Motors Financial Co., Inc. 4.90% 10/6/2029	USD135	135
Hyundai Capital America 1.50% 6/15/2026 (d)	250	243
Hyundai Capital America 2.375% 10/15/2027 (d)	109	104
Hyundai Capital America 5.10% 6/24/2030 (d)	72	73
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	191
		1,528

Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	150	153
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	350
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	250	266
Vale Overseas, Ltd. 3.75% 7/8/2030	94	89
Verallia SAS 3.875% 11/4/2032	EUR200	235
		1,093

Information technology 0.18%
Amphenol Corp. 3.125% 6/16/2032	100	117
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.469% 4/15/2034 (d)	123	110
Broadcom, Inc. 3.137% 11/15/2035 (d)	15	12
Oracle Corp. 2.65% 7/15/2026	216	212
SK hynix, Inc. 1.50% 1/19/2026	200	197
		738

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.14%
American Tower Corp. 0.875% 5/21/2029	EUR130	$142
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	128
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	157
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		569
Total corporate bonds, notes & loans		25,698
Mortgage-backed obligations 5.66%
Federal agency mortgage-backed obligations 4.35%
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	159	126
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	33	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	262	264
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	70	71
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	1,301	1,280
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	339	340
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	441	450
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	29	31
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	21	21
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	2,813	2,862
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	92	93
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	74	76
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	496	497
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	186	187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	139	139
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	106	108
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	72	73
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	52	53
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (h)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	87	87
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	87	89
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	72	74
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	66	68
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	35	36
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	29	30
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	349	350
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	1,169	1,189
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	92	94
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (h)	524	514
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	11	11
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	283	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	13	13
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	334	334
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	118	120
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	63	61
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	40	40
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	38	39
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	67	64
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	43	43
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	101	99
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	14	14
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	52	51
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	28	28
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	3	3
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	333	264
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	99	95

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	USD55	$53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	128	126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	10	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	763	764
Freddie Mac Pool #QI0213 6.50% 2/1/2054 (h)	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	420	420
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (h)	10	10
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	27	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	43	43
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	83	85
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	109	112
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	73	75
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	56	57
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	51	52
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	44	44
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	23	23
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	47	48
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	126	126
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	162	165
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	85	87
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	83	85
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	76	78
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	45	46
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	35	35
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	74	71
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	69	69
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	511	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	64	64
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	22	22
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	1,045	1,045
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	44	43
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	92	91
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	12	12
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	1,412	1,384
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	65	65
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (h)(i)	403	386
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (h)(i)	891	874
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	88	91
		18,203

Collateralized mortgage-backed obligations (privately originated) 0.56%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	82	81
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(h)(j)	143	146
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(h)(j)	72	72
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(h)(j)	49	49
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(h)(j)	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (d)(h)(j)	63	63

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(h)(j)	USD121	$122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(h)(j)	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(h)(j)	54	54
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(h)(j)	32	32
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(h)	228	230
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(h)	110	111
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	87	81
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(e)(h)	85	85
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(h)	166	168
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(h)	208	210
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(h)	215	216
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(h)(j)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(h)	236	239
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(h)	118	120
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	93	93
		2,349

Commercial mortgage-backed securities 0.51%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(h)(j)	146	145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	140	144
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	135	140
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(h)(j)	131	135
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(h)(j)	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(h)(j)	143	143
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(h)(j)	51	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(h)(j)	555	552
		2,153

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK415	60
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,093	156
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	5,082	659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	447	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	540	67
Realkredit Danmark AS 1.00% 10/1/2053 (h)	179	22
		1,016
Total mortgage-backed obligations		23,721

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.47%
U.S. Treasury 3.00% 7/15/2025	USD985	$984
U.S. Treasury 4.50% 4/15/2027	1,223	1,238
U.S. Treasury 4.00% 6/30/2028	4,484	4,522
U.S. Treasury 4.625% 9/30/2028	1,875	1,927
U.S. Treasury 4.125% 3/31/2029	865	877
U.S. Treasury 3.50% 9/30/2029	755	747
U.S. Treasury 4.00% 2/28/2030	1,130	1,141
U.S. Treasury 0.625% 5/15/2030	1,150	989
U.S. Treasury 4.00% 5/31/2030	1,090	1,101
U.S. Treasury 1.375% 11/15/2031 (k)	771	660
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (k)	1,340	1,383
U.S. Treasury 4.25% 5/15/2035	6	6
U.S. Treasury 1.875% 2/15/2041 (k)	285	196
U.S. Treasury 2.25% 5/15/2041 (k)	986	717
U.S. Treasury 2.875% 11/15/2046	330	243
U.S. Treasury 1.25% 5/15/2050	440	211
U.S. Treasury 1.375% 8/15/2050	400	197
U.S. Treasury 2.375% 5/15/2051 (k)	510	324
U.S. Treasury 2.00% 8/15/2051 (k)	560	323
U.S. Treasury 4.00% 11/15/2052	270	236
U.S. Treasury 3.625% 2/15/2053	149	122
U.S. Treasury 4.25% 8/15/2054	320	292
		18,722

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	372	367
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	687	713
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (c)	268	194
		1,274
Total U.S. Treasury bonds & notes		19,996
Asset-backed obligations 0.58%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	97	99
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	91	92
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	100	101
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(h)(j)	233	231
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(h)	100	100
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	231	236
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	13	13
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(h)(j)	70	71
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(h)(j)	230	230
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	219	219
		2,436

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD100	$72

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			127
Federal agency bonds & notes 0.03%
Korea Development Bank 6.75% 7/1/2030		INR10,000	116
Total bonds, notes & other debt instruments (cost: $131,387,000)			130,612
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund (l)		488,295	4,121
Total Investment funds (cost: $3,868,000)			4,121
Short-term securities 5.53%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (l)(m)		215,820	21,582

Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (m)(n)		1,390,770	1,391
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	191
Total short-term securities (cost: $23,161,000)			23,164
Total investment securities 100.29% (cost: $342,605,000)			419,794
Other assets less liabilities (0.29)%			(1,205)
Net assets 100.00%			$418,589

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	95	7/25/2025	EUR129.00	EUR9,500	$7
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(95)	7/25/2025	EUR128.00	EUR(9,500)	$(5)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year Italy Government Bond Futures	Long	6	9/10/2025	USD763	$— (o)
2 Year Euro-Schatz Futures	Long	5	9/10/2025	632	— (o)
2 Year Canadian Government Bond Futures	Long	16	9/29/2025	1,242	— (o)
2 Year U.S. Treasury Note Futures	Short	7	10/3/2025	(1,456)	— (o)
5 Year Euro-Bobl Futures	Long	60	9/10/2025	8,317	(20)
5 Year Canadian Government Bond Futures	Long	19	9/29/2025	1,592	5
5 Year U.S. Treasury Note Futures	Long	86	10/3/2025	9,374	96
10 Year French Government Bond Futures	Long	5	9/10/2025	729	(3)
10 Year Italy Government Bond Futures	Short	8	9/10/2025	(1,140)	(3)
10 Year Euro-Bund Futures	Short	47	9/10/2025	(7,206)	42
10 Year Australian Treasury Bond Futures	Short	7	9/15/2025	(528)	(6)
10 Year Japanese Government Bond Futures	Short	8	9/22/2025	(7,723)	(25)
10 Year Canadian Government Bond Futures	Long	15	9/29/2025	1,344	6
10 Year U.S. Treasury Note Futures	Long	23	9/30/2025	2,579	52
10 Year UK Gilt Futures	Long	12	9/30/2025	1,532	14
10 Year Ultra U.S. Treasury Note Futures	Long	10	9/30/2025	1,143	24
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	64
30 Year Euro-Buxl Futures	Short	11	9/10/2025	(1,539)	16
30 Year Ultra U.S. Treasury Bond Futures	Long	6	9/30/2025	715	19
					$281

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	275	USD	371	Morgan Stanley	7/1/2025	$7
GBP	110	USD	148	UBS AG	7/1/2025	3
USD	240	GBP	175	Morgan Stanley	7/1/2025	— (o)
USD	284	GBP	210	Morgan Stanley	7/1/2025	(5)
JPY	86,895	USD	599	Goldman Sachs	7/7/2025	5
JPY	16,970	USD	118	Barclays Bank PLC	7/7/2025	— (o)
EUR	2,380	USD	2,713	Goldman Sachs	7/8/2025	92
USD	91	EUR	80	BNP Paribas	7/8/2025	(3)
USD	138	EUR	120	UBS AG	7/8/2025	(3)
USD	232	EUR	200	UBS AG	7/8/2025	(4)
USD	907	EUR	820	BNP Paribas	7/8/2025	(60)
USD	187	MYR	790	BNP Paribas	7/9/2025	(1)
EUR	980	USD	1,127	HSBC Bank	7/10/2025	28
USD	122	EUR	107	HSBC Bank	7/10/2025	(4)
USD	912	EUR	790	JPMorgan Chase	7/10/2025	(20)
EUR	430	USD	493	Standard Chartered Bank	7/14/2025	14
CNH	22,979	USD	3,206	Citibank	7/14/2025	8
CHF	130	USD	159	UBS AG	7/14/2025	5
USD	49	AUD	75	Standard Chartered Bank	7/14/2025	— (o)
USD	21	CLP	19,505	Morgan Stanley	7/14/2025	— (o)
USD	18	BRL	105	Citibank	7/14/2025	(1)
USD	202	CNH	1,450	Goldman Sachs	7/14/2025	(1)
USD	785	INR	67,415	Standard Chartered Bank	7/14/2025	(1)
USD	70	RON	310	Citibank	7/14/2025	(2)
USD	86	ILS	300	HSBC Bank	7/14/2025	(3)
USD	591	IDR	9,648,911	HSBC Bank	7/14/2025	(4)
USD	1,438	AUD	2,195	Citibank	7/14/2025	(7)
EUR	1,615	USD	1,847	BNP Paribas	7/15/2025	58
USD	278	MXN	5,330	Citibank	7/15/2025	(5)
EUR	780	USD	905	Bank of America	7/16/2025	15
EUR	423	GBP	360	BNP Paribas	7/16/2025	5
CNH	4,590	USD	641	Citibank	7/16/2025	1
EUR	12	USD	14	Bank of America	7/16/2025	— (o)
NZD	47	USD	29	UBS AG	7/16/2025	— (o)
USD	227	JPY	32,750	Citibank	7/16/2025	(1)
USD	9,685	CNH	69,313	HSBC Bank	7/16/2025	(11)
USD	10,308	JPY	1,480,084	JPMorgan Chase	7/17/2025	9
USD	1,950	CAD	2,660	Bank of New York Mellon	7/17/2025	(5)
USD	71	COP	300,000	Morgan Stanley	7/18/2025	(2)
USD	1,728	KRW	2,363,730	Citibank	7/18/2025	(21)
USD	1,570	BRL	8,781	Citibank	7/18/2025	(39)
USD	5,670	GBP	4,190	UBS AG	7/18/2025	(82)
MYR	2,435	USD	573	Standard Chartered Bank	7/21/2025	5
MYR	915	USD	216	JPMorgan Chase	7/21/2025	2
USD	92	SEK	870	Morgan Stanley	7/21/2025	— (o)
USD	64	MYR	281	HSBC Bank	7/21/2025	(2)
USD	107	PLN	390	Citibank	7/21/2025	(2)
USD	95	MYR	418	BNP Paribas	7/21/2025	(4)
USD	165	MYR	727	Standard Chartered Bank	7/21/2025	(7)
USD	234	MYR	1,031	Standard Chartered Bank	7/21/2025	(10)
USD	249	MYR	1,091	Standard Chartered Bank	7/21/2025	(10)
USD	281	MYR	1,234	Standard Chartered Bank	7/21/2025	(12)
USD	388	MYR	1,698	HSBC Bank	7/21/2025	(15)
USD	326	JPY	47,140	Bank of America	7/22/2025	(2)
JPY	68,730	USD	486	Standard Chartered Bank	7/22/2025	(8)
EUR	110	USD	126	Goldman Sachs	7/24/2025	3

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	345	EUR	300	HSBC Bank	7/24/2025	$(9)
GBP	457	EUR	530	BNP Paribas	7/25/2025	1
EUR	115	USD	136	UBS AG	7/25/2025	— (o)
USD	583	EUR	510	UBS AG	7/25/2025	(19)
EUR	396	DKK	2,950	Bank of America	7/28/2025	— (o)
USD	367	NOK	3,711	Bank of America	7/28/2025	(1)
USD	411	INR	35,415	BNP Paribas	7/28/2025	(2)
USD	569	MXN	10,835	Morgan Stanley	7/28/2025	(7)
USD	549	CHF	440	Barclays Bank PLC	7/28/2025	(8)
USD	59	CZK	1,240	Citibank	8/6/2025	— (o)
USD	126	SGD	160	Bank of America	8/6/2025	— (o)
USD	378	EUR	325	UBS AG	8/6/2025	(5)
EUR	188	CAD	300	Citibank	8/7/2025	1
USD	29,349	EUR	25,010	Morgan Stanley	8/8/2025	(193)
GBP	175	USD	240	Morgan Stanley	8/11/2025	— (o)
EUR	505	USD	580	HSBC Bank	9/12/2025	18
						$(321)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(2)	$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD2,970	2	—	2
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	3	—	3
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	14	—	14
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	15	—	15
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	3	—	3
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	— (o)	—	— (o)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	1	—	1
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	3	—	3
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	2	—	2
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	6	—	6
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	44	—	44
						$121	$—	$121

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(20)	$—	$(20)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	36	—	36
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	11	—	11
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(42)	—	(42)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(222)	—	(222)
							$(224)	$—	$(224)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR2,260	$(57)	$(25)	$(32)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR1,130	$124	$119	$5
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,073	68	65	3
					$192	$184	$8

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 0.98%
Capital Group Central Corporate Bond Fund	$3,953	$96	$—	$—	$72	$4,121	$96
Short-term securities 5.16%
Money market investments 5.16%
Capital Group Central Cash Fund 4.35% (m)	22,187	58,601	59,201	(3)	(2)	21,582	541
Total 6.14%				$(3)	$70	$25,703	$637
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (e)	12/4/2024	$273	$303	0.07%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	103	109	0.03
Total		$376	$412	0.10%

(a)	Security did not produce income during the last 12 months.
(b)
All or a portion of this security was on loan. The total value of all such securities was $1,472,000, which represented 0.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,223,000, which represented 2.68% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $412,000, which represented 0.10% of the net assets of the fund.

(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,261,000, which represented 0.54% of the net assets of the fund.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 6/30/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	148

The Bond Fund of America®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 95.24%	Principal amount (000)	Value (000)
Mortgage-backed obligations 34.58%
Federal agency mortgage-backed obligations 27.75%
Fannie Mae Pool #256133 4.50% 1/1/2026 (a)	USD1	$1
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	25	25
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	26	25
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	12	11
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	2,084	1,968
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	99	92
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	30	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,768	1,652
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	739	690
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	326	342
Fannie Mae Pool #924866 6.14% 10/1/2037 (a)(b)	128	129
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	161	165
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	642	660
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	140	142
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	703	707
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	681	690
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	107,480	92,775
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	659	667
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	346	350
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	310	315
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	175	177
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,616	1,501
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	694	644
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	738	699
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	119	113
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,331	4,117
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	294	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	718	682
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	33	31
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,882	3,556
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,806	1,712
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	68	65
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	2,106	2,050
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,098	1,005
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,389	4,782
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	4,077	3,720
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	17,796	16,865
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	16,585	15,335
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	419	390
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,136	1,011
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	757	675
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,186	2,014
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	17,711	16,743
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	12,601	11,515
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,335	3,040
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,246	4,780
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	25,007	22,957
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,987	4,205
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	532	443
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	15,444	13,669
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	5,242	4,672
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,684	1,466
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,698	3,912
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	965	802
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	610	507
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	956	832

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	USD1,627	$1,298
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	17,165	14,257
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,635	2,226
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	896	757
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	423	351
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	306	268
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	902	749
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	255	215
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	191	159
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	179	149
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,485	1,292
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,809	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	6,060	5,121
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,123	933
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	659	548
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	25	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	15,025	13,416
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,045	834
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	1,022	889
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,554	5,230
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	5,062	4,049
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	41	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	21,322	17,821
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,550	1,289
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	934	776
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	64	56
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,278	2,599
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	717	568
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	377	303
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	5,016	4,234
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,501	2,911
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	348	276
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,432	6,170
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,720	1,428
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	966	802
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,557	6,789
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,832	1,452
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	572	453
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	28	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,948	4,108
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,637	3,850
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,463	2,058
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	172	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	116	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	3,041	2,658
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	375	328
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,603	8,405
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,779	1,410
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	17	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,906	1,590
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,800	1,494
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	590	490
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	475	394
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	162	135
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	33	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	27	23
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,879	1,489
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	503	405
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	47	39

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	USD277	$242
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	197	172
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	77	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,722	7,332
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,773	3,965
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,453	3,697
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	996	829
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	928	770
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	573	475
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	427	360
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	216	181
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,347	1,186
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	10,828	8,583
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,121	2,591
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,964	1,631
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	1,043	874
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	487	406
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	437	363
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	316	264
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	302	251
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	56	46
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	1,653	1,311
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	319	265
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	3,092	2,702
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,430	3,521
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	128	102
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	94	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	904	788
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	812	646
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,934	1,606
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,846	1,466
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (a)	933	740
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,462	3,710
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,098	1,741
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,126	935
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	337	280
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	969	848
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	15,112	11,989
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,497	1,984
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	809	642
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,648	1,374
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	885	737
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	731	607
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	488	406
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	441	366
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	256	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	32,666	28,775
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,573	1,247
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,256	997
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,073	853
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	867	687
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,759	2,291
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,766	1,472
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	642	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	359	300
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	35	29
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,663	1,321
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	750	596
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	31,581	26,219

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	USD1,597	$1,329
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,455	1,358
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	264	246
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,727	2,963
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,741	17,232
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,186	1,821
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	968	805
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	150	125
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	3,018	2,816
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,072	3,024
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,375	1,356
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	738	614
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	432	358
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	136	113
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,813	2,773
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	568	563
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	453	377
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	255	244
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,469	8,374
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	9,096	7,216
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,772	9,371
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,518	2,418
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,466	2,430
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,770	2,780
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,519	2,530
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	205	214
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	847	812
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	133	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	37	37
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	272	253
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	30,348	29,904
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	687	570
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,621	4,302
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	593	584
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	407	379
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	151	149
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	4,058	4,079
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	423	426
Fannie Mae Pool #BX7949 6.00% 3/1/2053 (a)	1,000	1,018
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	835	855
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,281	3,986
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	656	629
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	15,642	15,388
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	87
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	960	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	17,738	18,159
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,697	4,377
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	432	403
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	30	28
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (a)	10,478	10,313
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,900	2,865
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,760	2,714
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,894	5,907
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	7,060	7,203
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	615	533
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,902	2,782
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	6,679	6,694
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	6,347	6,360
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	311	312

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	USD3,837	$3,904
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,380	2,432
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,799	1,841
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	6,068	4,820
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,642	3,024
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	152	126
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	75	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,842	19,022
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	591	583
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,400	3,407
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	7,908	8,229
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	23,480	23,524
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	12,744	12,787
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	6,200	6,224
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	531	532
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	5,000	5,091
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	15,338	15,862
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	7,575	7,055
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,829	11,871
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,558	6,583
Fannie Mae Pool #CB7725 6.00% 10/1/2053 (a)	8,769	8,929
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	152	154
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	63,161	62,069
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	2,116	2,196
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,917	1,920
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	774	806
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	965	1,018
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	5,281	5,488
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,292	1,336
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,980	2,855
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,613	2,616
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,777	1,779
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	7,083	7,251
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	5,296	5,387
Fannie Mae Pool #CB8422 6.00% 2/1/2054 (a)	1,902	1,936
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,771	1,802
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	14,405	13,808
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	19,135	19,189
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,607	1,608
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	5,058	5,178
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,391	3,455
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,742	1,773
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	4,359	4,537
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,987	5,023
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,405	5,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	594	596
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	384	391
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	228	232
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,702	2,704
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,869	1,879
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	18,915	19,367
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,261	1,291
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	1,195	1,216
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	10,755	11,178
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,987	6,999
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,490	1,499
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,148	33,719
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,109	5,243

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	USD2,600	$2,655
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	2,391	2,433
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,197	2,255
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,316	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,237	1,258
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	596	606
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	16,780	17,475
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,952	5,148
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,806	2,922
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	136	136
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	44,877	45,653
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,348	1,373
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,289	1,312
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	1,041	1,059
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	227	232
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	111	113
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,318	2,414
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	2,007	2,091
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,624	3,627
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,709	1,724
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,269	1,276
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	887	902
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	5,359	5,256
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,532	4,536
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,500	3,559
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	264	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	33	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	143	140
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	4,029	4,128
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,426	1,453
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	949	965
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	377	384
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	294	300
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,900	1,901
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,607	1,638
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	869	883
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,995	2,062
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,346	1,399
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,934	2,936
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	13,962	14,198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	496	496
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	5,405	5,496
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	17,406	16,196
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,036	1,054
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	281	276
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,211	2,249
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	6,906	6,909
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	511	511
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	2,070	2,139
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,669	8,665
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	7,168	6,450
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	15,248	13,151
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	18,049	15,563
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	1,008	965
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,704	4,168
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	14	14

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2002-W1, Class 2A, 4.453% 2/25/2042 (a)(b)	USD15	$15
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	48	47
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	877	862
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	38	38
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	31	29
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,494	2,333
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	37	38
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	28	29
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	53	54
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	183	188
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,812	1,572
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	131	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,393	4,657
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	135	135
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	9,385	8,101
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	303	311
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	15,573	14,152
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	56	47
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	90	79
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	807	762
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	488	465
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	4,015	3,595
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	10,467	9,664
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	766	725
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	245	226
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	956	907
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	497	455
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,585	1,447
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	8,469	7,809
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	23,124	20,549
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,617	3,900
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	312	273
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,823	1,522
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,764	1,543
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,495	4,662
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,196	995
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	60	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,943	1,615
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,779	1,411
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	424	341
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	98	78
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	62,873	50,074
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,789	1,418
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,309	1,917
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,195	1,740
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	226	188
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	159	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,840	1,459
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,803	1,429
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,614	1,279
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,261	1,014
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,092	954
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,985	1,573
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,349	1,975
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	764	634
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,950	1,621
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	551	461
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,773	5,097

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	USD781	$621
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	10,005	8,411
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,635	6,339
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,857	1,552
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	888	737
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	461	382
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	50	41
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	1,022	893
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	530	420
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,913	1,589
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,354	5,551
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,794	1,579
Freddie Mac Pool #QD0877 2.00% 11/1/2051 (a)	7,969	6,317
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,359	1,871
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,383	1,165
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,159	1,013
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	810	644
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,102	915
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	1,886	1,495
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	4,134	3,433
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,642	2,205
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	487	405
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	482	402
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,961	3,484
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,634	1,296
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	828	658
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	977	811
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	403	335
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	230	192
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	171	142
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	62	52
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	596	541
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,322	1,843
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,812	1,439
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	918	727
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	854	677
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	493	391
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	170	135
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	808	672
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	728	607
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	70	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,264	1,004
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,714	1,423
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	563	469
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	223	185
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	124	103
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	120	100
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,683	1,401
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	380	315
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,415	36,791
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,623	3,139
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	180	189
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	881	731
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	475	395
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,318	3,745
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	2,045	2,015
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	89	71
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	193	161

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	USD560	$490
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	4,020	3,487
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	326	313
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	285	274
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	48	46
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,779	5,821
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	16,148	15,285
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,631	5,328
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	16,259	15,592
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,483	3,433
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,450	3,399
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	2,042	2,049
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	40	42
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	1,040	901
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	997	929
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	513	478
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,157	1,187
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	15,265	14,640
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	193	190
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	3,080	3,153
Freddie Mac Pool #SD8298 4.50% 2/1/2053 (a)	14,914	14,303
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,208	2,172
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	42,881	43,071
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	23,172	23,261
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	13,602	13,891
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,602	2,422
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,695	1,577
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	76	71
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,684	2,502
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	194	186
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,506	4,453
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	642	633
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	542	534
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	193	180
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	33	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	8,264	8,121
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	8,090	8,108
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,465	3,488
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,382	2,388
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	13,542	13,806
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	578	538
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,524	5,429
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	19,409	19,448
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	6,319	6,457
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,909	2,962
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	670	697
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	580	604
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	561	586
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	546	570
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	385	402
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	294	307
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	185	192
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	162	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,155	4,804
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	542	504
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	66	61

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	USD255	$251
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,500	7,511
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	584	586
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	8,188	8,374
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,936	2,992
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	476	443
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	396	369
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,310	2,318
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,156	2,164
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	2,033	2,039
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,343	1,348
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,434	4,526
Freddie Mac Pool #QH0851 6.00% 9/1/2053 (a)	13,728	13,973
Freddie Mac Pool #QH1296 6.00% 9/1/2053 (a)	13,376	13,621
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	10,892	11,101
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,428	1,461
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,074	1,101
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	54,078	55,892
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	802	790
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	14,446	14,706
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	3,680	3,806
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	601	591
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	18,116	18,178
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	2,186	2,226
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	12,641	13,150
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,751	1,818
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	5,293	5,402
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,812	2,886
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	644	668
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	187	174
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	770	771
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	11,117	11,305
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,713	4,796
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,599	3,672
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	194	197
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,842	5,028
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	410	410
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,559	2,578
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,857	1,862
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	8,058	8,235
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	5,285	5,411
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,208	4,313
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,997	2,050
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	166	169
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	23	23
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	6,363	6,624
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	4,289	4,433
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,977	1,940
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	37,758	38,030
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,705	4,738
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	3,074	3,129
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	6,179	6,436
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,752	2,757
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	984	990
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,088	25,561
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	120	122
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,849	6,091
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	2,462	2,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,826	1,828
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	23,030	23,429

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	USD13,207	$13,581
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	3,096	3,154
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,714	2,765
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	237	243
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	35,128	36,307
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,575	2,682
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,048	2,015
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,454	1,429
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,313	1,290
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,466	9,627
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	5,050	5,147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,455	2,502
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	12,853	13,386
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	12,151	12,655
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,793	4,993
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	3,279	3,415
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	1,923	2,001
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	1,144	1,185
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	3,617	3,620
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,490	4,592
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	485	494
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	263	269
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	248	254
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	229	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	44	45
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	30	31
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,174	4,347
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,607	2,703
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,254	2,342
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	1,034	1,077
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,000	1,034
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,203	4,206
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	147	150
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	5,516	5,715
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	149	154
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,311	4,012
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,829	4,624
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	7,307	7,167
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	13,366	13,376
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	11,082	11,107
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	3,287	3,343
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	6,877	6,751
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	274	274
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	283	288
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	780	808
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,412	1,413
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,759	5,866
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,350	2,412
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,643	1,683
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	593	603
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (a)	1,498	1,562
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,596	4,401
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	7,333	7,336

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	USD2,421	$2,461
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,756	1,796
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	— (c)	— (c)
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	159	161
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	2,703	2,793
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	8,923	9,073
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	1,707	1,736
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	483	500
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	197	193
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	1,595	1,621
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	883	865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	12,865	12,872
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	224	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,861	1,892
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	37	38
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	94	99
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,461
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	84	74
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	77	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	5,688	5,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,400	1,339
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,792	7,495
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(d)	135	133
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	27,314	27,358
Government National Mortgage Assn. 2.00% 8/1/2055 (a)(d)	6,176	5,014
Government National Mortgage Assn. 4.00% 8/1/2055 (a)(d)	108	100
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	9,290	8,762
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	25	25
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,865	3,756
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,606	7,891
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,930	1,574
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,347	2,728
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,742	6,471
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,839	2,377
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,751	2,300
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	4,337	3,638
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	4,033	3,431
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,458	2,897
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	226	200
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	174	154
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,664	4,257
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,832	4,280
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,986	3,643
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,289	19,425
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,615	7,121
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,348	5,011
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,409	3,283
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	12,036	11,578
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	3,131	3,085
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,748	7,446
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,720	12,217
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,742	1,623
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	21,027	20,143
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	9,065	8,435
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	797	741
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,165	1,084
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	99	92
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,472	1,076
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	5,845	5,342
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	151,036	125,252

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	USD58,704	$52,860
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	688	640
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(d)	580	568
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(d)	5,902	5,902
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	1,301	1,322
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	35,090	36,948
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(d)	18,486	14,644
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(d)	9,047	7,828
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(d)	1,456	1,354
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(d)	10,953	11,294
Uniform Mortgage-Backed Security 7.00% 8/1/2055 (a)(d)	30,276	31,760
		3,042,615

Commercial mortgage-backed securities 3.48%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.7426%) 6.043% 6/15/2040 (a)(b)(e)	11,443	11,524
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,381
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (a)(b)(e)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	536
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,697
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	953
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	266
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	15,601	16,254
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,490
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	776
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	3,361	3,506
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,174	2,276
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	8,867	9,248
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,907
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	7,780	8,129
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(b)(e)	8,476	8,540
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (a)(b)(e)	14,268	14,228
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (a)(b)(e)	552	550
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(b)(e)	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.072% 10/15/2036 (a)(b)(e)	996	995
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.174% 11/15/2036 (a)(b)(e)	10,670	10,666
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(b)(e)	3,395	3,400
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038 (a)(b)(e)	1,981	1,981
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.296% 6/15/2038 (a)(b)(e)	382	382
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.526% 6/15/2038 (a)(b)(e)	259	259
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.826% 6/15/2038 (a)(b)(e)	654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (a)(b)(e)	8,555	8,555
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.676% 11/15/2038 (a)(b)(e)	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.926% 11/15/2038 (a)(b)(e)	86	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.276% 11/15/2038 (a)(b)(e)	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(b)(e)	8,600	8,598
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (a)(b)(e)	8,000	8,042
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(b)(e)	26,909	27,299
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (a)(b)(e)	5,461	5,449
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,682

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	USD610	$602
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (a)(b)(e)	8,924	9,048
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	966	1,009
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (a)(e)	1,121	1,177
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040 (a)(b)(e)	862	904
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	196
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (a)(b)(e)	564	564
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.126% 7/15/2038 (a)(b)(e)	769	770
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(b)(e)	588	590
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	2,432	2,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (a)(b)(e)	1,508	1,510
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,507
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	389
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,386
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (a)(b)(e)	8,260	8,276
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(b)(e)	15,120	15,543
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	1,478	1,494
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(b)(e)	24,720	25,509
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (a)(b)(e)	28,416	28,334
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	240	233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,250
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,008
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (a)(b)(e)	13,405	13,400
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.227% 4/15/2038 (a)(b)(e)	19	19
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	97	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	242
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	730	718
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (a)(b)(e)	3,848	3,848
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,571
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.352% 7/15/2036 (a)(b)(e)	800	799
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.506% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.755% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (a)(b)(e)	26,882	26,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (a)	1,132	1,129
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,515
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	5,667	5,941
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	202
		381,406

Collateralized mortgage-backed obligations (privately originated) 3.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,747	1,578
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	64	62
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	4,257	4,094
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,821	11,432

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	USD593	$556
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	243	237
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	675	619
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	197	195
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	2,305	2,285
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	13,815	13,523
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	5,199	4,955
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	122	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,054	952
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.055% 5/25/2042 (a)(b)(e)	180	184
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(b)(e)	465	478
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (a)(b)(e)	2,374	2,425
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (a)(b)(e)	1,415	1,429
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (a)(b)(e)	731	735
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (a)(b)(e)	3,393	3,393
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (a)(b)(e)	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (a)(b)(e)	354	354
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 2/25/2044 (a)(b)(e)	1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (a)(b)(e)	2,713	2,713
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (a)(b)(e)	966	966
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (a)(b)(e)	1,584	1,591
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (a)(b)(e)	2,005	2,007
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (a)(b)(e)	5,202	5,209
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	6,774	6,791
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,700	1,385
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,872	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (a)(b)(e)	132	135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (a)(b)(e)	209	211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (a)(b)(e)	1,519	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(b)(e)	3,318	3,326
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (a)(b)(e)	13,353	13,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.305% 10/25/2044 (a)(b)(e)	3,944	3,944
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.755% 10/25/2044 (a)(b)(e)	1,648	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (a)(b)(e)	2,978	2,981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2045 (a)(b)(e)	9,130	9,156
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	4,454	4,493

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	USD1,772	$1,607
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	694	677
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	4,556	4,388
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	15,394	15,497
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	638	643
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	621	622
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	1,921	1,919
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	2,027	1,847
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	23,624	23,561
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.645% 3/25/2053 (a)(b)(e)	2,453	2,418
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,519	6,567
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (a)(b)(e)	1,880	1,878
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	3,385	3,411
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	7,224	7,304
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	7,021	7,087
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	17,725	17,931
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	5,192	5,176
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	19,510	19,630
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,303	1,156
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (a)(e)	4,038	3,805
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,084	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	991
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,345	13,519
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	6,176	5,913
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (a)(b)(e)	6,368	6,410
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,476	6,786
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (a)(b)(e)	3,356	3,424
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,423	1,423
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,021	4,881
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	8,569	8,597
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,475	7,435
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,360	3,315
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	15,504	15,685
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	6,574	6,650
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	14,079	14,172
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	4,413	4,414
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	21,776	22,012
		368,056
Total mortgage-backed obligations		3,792,077
Corporate bonds, notes & loans 33.01%
Financials 11.08%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,799
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,792
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,027
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,126
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(h)	7,652	7,595
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,690
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,058
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	539
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,708
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,102
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD604	608
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	359	391
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,634

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	USD4,927	$5,031
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,552
American International Group, Inc. 4.85% 5/7/2030	3,534	3,592
American International Group, Inc. 5.125% 3/27/2033	2,749	2,796
Aon Corp. 5.35% 2/28/2033	1,083	1,116
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,089
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,040
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,621
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,147
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,188
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,847
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,771
Banco Santander, SA 5.147% 8/18/2025	4,000	4,003
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,353
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,176
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,635
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,002
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	353
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,132
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	3,691	3,456
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	5,024	5,151
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	20,927	18,255
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	36,155	31,516
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	4,850	4,866
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	1,858	1,903
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	5,690	5,826
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034) (f)	2,378	2,409
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,412
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,074
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,605
Block, Inc. 2.75% 6/1/2026	1,975	1,935
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,752
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,332
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (e)(f)	4,117	4,266
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (e)(f)	4,729	4,691
BPCE SA 0.895% 12/14/2026	JPY100,000	691
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,165
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,297
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,323
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,914
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	3,814	3,885
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,617
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	10,005	10,512
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,326
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,088
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	3,953	4,138
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,699
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	31,095	31,435
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (f)	2,430	2,430
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	527
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,282
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,045
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,535
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	470
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,005
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,485
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,745

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citibank, NA 5.803% 9/29/2028	USD4,100	$4,288
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,800
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	7,960
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	5,103	5,081
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	21,543	21,794
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,889
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,889
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	15,346	15,898
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	4,518	4,872
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,863
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,464
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,723
Corebridge Financial, Inc. 4.35% 4/5/2042	361	304
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,404
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,889
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,965
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,281
Deutsche Bank AG 4.10% 1/13/2026	857	854
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	27,047	26,776
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,095
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	7,343	7,715
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	6,271	6,693
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	6,685	6,737
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	6,750	6,316
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (f)	3,235	2,965
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,184
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,170
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,158
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,943
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,999
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,435
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	489
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	1,990
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,863
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	942	980
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	2,965
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	12,820
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,588
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,598
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,459
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,935
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	28,930	30,121
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	13,759	13,991
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	2,441	2,449
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	7,315	7,501
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	2,929	2,895
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	24,589	25,225
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,264
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,261
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,351
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,012
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,132
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	15,400	15,436

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	USD6,250	$6,170
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,949
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	5,727
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	677
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	316
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,431
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,196
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,734
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,783
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	11,932
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,730
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	10,922
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,573
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	4,720	4,838
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	641	556
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,679
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	17,099	17,407
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	2,790	2,762
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,233	10,609
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,352
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,650
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,032
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	6,528	7,081
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	6,357	6,715
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,286
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	246
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,987
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,544
MetLife, Inc. 3.60% 11/13/2025	3,490	3,481
MetLife, Inc. 5.375% 7/15/2033	1,279	1,332
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	871
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,089
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	629
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,017
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,149
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,468
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	773
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,327
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,767
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,078
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	12,940
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	355
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,631

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	USD1,704	$1,708
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,782
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	3,031	2,594
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,593
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	14,060	14,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	9,846	10,207
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,834
MSCI, Inc. 3.25% 8/15/2033 (e)	695	610
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,587
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,210
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,132
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	725
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	203
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,760
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,759
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	660
Royal Bank of Canada 4.90% 1/12/2028	360	367
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,392
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,319
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,773
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	568
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (f)	1,640	1,577
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	2,579	2,635
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,451
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,067
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	393
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,453
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,146
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,389
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,636
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,592
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,794
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,800
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,657
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,530
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,129
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,518
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,804
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,799
UBS AG 7.50% 2/15/2028	2,445	2,638
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	10,990
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,407
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	17,966
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,017
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,438
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,204
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,546
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,524
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (e)(f)	5,000	6,184

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 4.625% 4/12/2027 (e)	USD1,395	$1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	455
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,524
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,397
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	967
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,429
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	4,895	4,964
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,628
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	4,260	4,364
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,167
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,442
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	198	199
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	13,513	13,954
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,877
		1,215,226

Utilities 4.25%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,099
Alabama Power Co. 3.00% 3/15/2052	3,219	2,085
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	411	303
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	441
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,074
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	851
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,336
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,573
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,550
DTE Energy Co. 5.10% 3/1/2029	7,900	8,059
DTE Energy Co. 3.00% 3/1/2032	259	236
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	319
Duke Energy Florida, LLC 5.875% 11/15/2033	370	395
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,080
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,709
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,542
Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
Edison International 4.125% 3/15/2028	6,768	6,535
Edison International 6.95% 11/15/2029	1,575	1,638
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,474
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,214
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,866
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,292
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,496
Eversource Energy 5.00% 1/1/2027	3,415	3,447
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,701
FirstEnergy Corp. 2.65% 3/1/2030	16,560	15,212
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,197
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,668
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,600
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,938
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,201
Georgia Power Co. 4.95% 5/17/2033	1,845	1,860
Georgia Power Co. 5.25% 3/15/2034	3,200	3,265
Georgia Power Co. 3.70% 1/30/2050	190	142

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	USD525	$461
Monongahela Power Co. 3.55% 5/15/2027 (e)	1,700	1,676
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,283
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,709
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,919
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,876
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,415
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,356
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,858
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,617
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,759
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,824	13,412
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,394
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,378
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,312
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,405
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,458
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,149
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,188
PacifiCorp 5.30% 2/15/2031	603	621
PacifiCorp 5.45% 2/15/2034	8,920	9,051
PacifiCorp 3.30% 3/15/2051	325	212
PacifiCorp 2.90% 6/15/2052	586	347
PacifiCorp 5.35% 12/1/2053	3,678	3,310
PacifiCorp 5.50% 5/15/2054	8,738	8,046
PacifiCorp 5.80% 1/15/2055	7,735	7,411
PECO Energy Co. 5.25% 9/15/2054	1,775	1,685
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,798
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,237
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,484
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	3,826	3,876
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,042
Southern California Edison Co. 2.85% 8/1/2029	7,858	7,275
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,586
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,383
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,055
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,043
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,812
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,644
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,288
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,866
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,666
Southern California Edison Co. 2.95% 2/1/2051	706	414
Southern California Edison Co. 3.65% 6/1/2051	29	19
Southern California Edison Co. 5.90% 3/1/2055	1,661	1,521
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,481
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,343
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,234
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	451
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	772
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
Xcel Energy, Inc. 4.75% 3/21/2028	7,808	7,886
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,747
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,445
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,300
		466,306

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 4.14%
AbbVie, Inc. 5.05% 3/15/2034	USD18,501	$18,844
AbbVie, Inc. 5.35% 3/15/2044	800	785
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	534
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,444
Amgen, Inc. 4.05% 8/18/2029	7,429	7,345
Amgen, Inc. 2.45% 2/21/2030	5,131	4,700
Amgen, Inc. 5.25% 3/2/2030	2,854	2,942
Amgen, Inc. 4.20% 3/1/2033	8,502	8,164
Amgen, Inc. 5.25% 3/2/2033	20,793	21,300
Amgen, Inc. 4.875% 3/1/2053	3,360	2,937
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,062
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,406
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,688
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,134
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,242
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,234
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,602
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,866
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,535
Centene Corp. 4.25% 12/15/2027	14,860	14,644
Centene Corp. 2.45% 7/15/2028	12,410	11,533
Centene Corp. 4.625% 12/15/2029	14,945	14,546
Centene Corp. 3.375% 2/15/2030	15,718	14,488
Cigna Group (The) 5.125% 5/15/2031	2,095	2,156
Cigna Group (The) 5.25% 2/15/2034	3,745	3,806
CVS Health Corp. 5.125% 2/21/2030	1,720	1,752
CVS Health Corp. 5.25% 1/30/2031	960	982
CVS Health Corp. 5.55% 6/1/2031	3,707	3,852
CVS Health Corp. 5.25% 2/21/2033	2,122	2,137
CVS Health Corp. 5.70% 6/1/2034	7,706	7,938
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,682
CVS Health Corp. 6.05% 6/1/2054	1,995	1,957
CVS Health Corp. 6.00% 6/1/2063	1,344	1,286
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,356
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,660
Elevance Health, Inc. 4.55% 5/15/2052	271	222
Elevance Health, Inc. 5.125% 2/15/2053	784	701
Elevance Health, Inc. 5.70% 2/15/2055	995	965
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,641
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,962
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,457
HCA, Inc. 5.20% 6/1/2028	4,165	4,256
HCA, Inc. 2.375% 7/15/2031	2,233	1,944
HCA, Inc. 3.625% 3/15/2032	2,400	2,215
HCA, Inc. 4.625% 3/15/2052	226	182
Humana, Inc. 5.375% 4/15/2031	5,530	5,659
Humana, Inc. 5.55% 5/1/2035	1,735	1,745
Humana, Inc. 5.75% 4/15/2054	954	889
Johnson & Johnson 4.80% 6/1/2029	3,970	4,080
Johnson & Johnson 4.90% 6/1/2031	4,175	4,319
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,966
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,386
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,921
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,311
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,031

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	USD765	$757
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	302
Stryker Corp. 4.85% 2/10/2030	1,235	1,260
Stryker Corp. 5.20% 2/10/2035	1,110	1,132
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,080
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,874
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,460
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,063
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,327
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	741
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,295
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,408
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	401
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	417
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,935
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,602
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,125
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	956
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	772
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	380
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,165
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59
Viatris, Inc. 4.00% 6/22/2050	3,750	2,500
		454,479

Consumer discretionary 3.71%
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	325
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,626
Amazon.com, Inc. 3.45% 4/13/2029	600	589
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062	470	369
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (e)	255	247
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	15,308
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,059
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,259
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,213
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	794	802
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	3,567	3,523
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (e)	1,320	1,339
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	832	855
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	3,230	3,015
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	565	578
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	8,174	7,096
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	430	437
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033 (e)	691	701
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (e)	246	247
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035 (e)	3,395	3,457
Ford Motor Co. 3.25% 2/12/2032	620	523
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	863
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	765
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	195
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,675
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,479
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,171
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,542
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	482
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,603

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 3.815% 11/2/2027	USD3,990	$3,853
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,842
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,284
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,099
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	969
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,756
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,639
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,312
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,266
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,953
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,070
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	714
General Motors Co. 6.125% 10/1/2025	13,888	13,913
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,517
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,420
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,000	10,126
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,129
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,216
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,905
Hanesbrands, Inc. 9.00% 2/15/2031 (e)	528	560
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,882
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,626
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,809
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,644
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,147
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,662
Hyundai Capital America 1.80% 10/15/2025 (e)	13,274	13,164
Hyundai Capital America 6.25% 11/3/2025 (e)	825	828
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,897
Hyundai Capital America 5.50% 3/30/2026 (e)	705	709
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,259
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,024
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,784
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,672
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,176
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,419
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,551
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,038
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,444
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,622
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,545
Marriott International, Inc. 4.90% 4/15/2029	653	665
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,377
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,342
McDonald’s Corp. 4.95% 3/3/2035	786	786
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,991
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,133
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	245
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,275
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,737
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,636
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	727
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	683

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	USD1,635	$1,642
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,525
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	407
		407,376

Energy 2.63%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	282
APA Corp. 4.25% 1/15/2030 (e)	2,465	2,361
Apache Corp. 4.625% 11/15/2025	645	644
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	401
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,101
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	753
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,763
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,586
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,567
Cenovus Energy, Inc. 5.25% 6/15/2037	289	273
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,327
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	22,677
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	283
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,863
Diamondback Energy, Inc. 5.55% 4/1/2035	9,020	9,122
Ecopetrol SA 8.875% 1/13/2033	15,325	15,820
Energy Transfer, LP 5.25% 7/1/2029	979	1,003
Energy Transfer, LP 6.40% 12/1/2030	479	516
Eni SpA 5.50% 5/15/2034 (e)	359	362
Eni SpA 5.95% 5/15/2054 (e)	222	215
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,862
Equinor ASA 3.125% 4/6/2030	20,000	19,094
Equinor ASA 3.25% 11/18/2049	5,687	3,979
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,590
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,620
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	11,320	11,460
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,493
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,417
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,106
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,673
Oleoducto Central SA 4.00% 7/14/2027	350	341
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,998
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,143
Petroleos Mexicanos 6.875% 8/4/2026	2,965	2,968
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,562
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,932
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,354
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,705
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,793
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,236
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,652
Petroleos Mexicanos 6.50% 6/2/2041	645	480
Petroleos Mexicanos 6.375% 1/23/2045	259	184
Petroleos Mexicanos 6.75% 9/21/2047	4,589	3,327
Petroleos Mexicanos 6.35% 2/12/2048	352	245
Petroleos Mexicanos 7.69% 1/23/2050	5,874	4,624
Petroleos Mexicanos 6.95% 1/28/2060	6,406	4,607
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	6,770	6,362

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$354
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (e)	809	814
TotalEnergies Capital International SA 3.455% 2/19/2029	885	866
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,377
		288,794

Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	493
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041 (e)	730	550
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	565	398
Air Lease Corp. 2.875% 1/15/2026	10,172	10,070
Air Lease Corp. 2.20% 1/15/2027	4,341	4,204
Air Lease Corp. 5.20% 7/15/2031	3,650	3,732
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,214
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,570
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,230
BAE Systems PLC 5.30% 3/26/2034 (e)	570	583
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,085
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,630
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,294
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,646
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,457
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,861
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,594
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,812
Boeing Co. (The) 3.625% 2/1/2031	751	708
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,055
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,501
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,029
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	421
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,185
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,270
CSX Corp. 4.10% 11/15/2032	1,886	1,830
CSX Corp. 5.20% 11/15/2033	1,333	1,379
CSX Corp. 4.50% 11/15/2052	4,470	3,773
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	978	1,003
General Dynamics Corp. 3.75% 5/15/2028	479	477
General Dynamics Corp. 3.625% 4/1/2030	387	377
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,157
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,260
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,655
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,793
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,901
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,011
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,398
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,464
RTX Corp. 4.125% 11/16/2028	4,974	4,956
RTX Corp. 5.75% 1/15/2029	410	430
RTX Corp. 6.00% 3/15/2031	550	591
RTX Corp. 2.375% 3/15/2032	451	393
RTX Corp. 6.10% 3/15/2034	401	434
RTX Corp. 2.82% 9/1/2051	665	411
RTX Corp. 3.03% 3/15/2052	1,190	764
RTX Corp. 6.40% 3/15/2054	1,006	1,104

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	USD2,550	$2,254
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,156
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,150
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,109
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,067
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,733
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,141
Union Pacific Corp. 2.95% 3/10/2052	1,405	897
Union Pacific Corp. 5.60% 12/1/2054	470	468
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,502
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,526
Veralto Corp. 5.45% 9/18/2033	1,680	1,734
Waste Management, Inc. 1.50% 3/15/2031	419	358
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,200
		206,108

Communication services 1.64%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,453
AT&T, Inc. 1.65% 2/1/2028	4,700	4,410
AT&T, Inc. 4.30% 2/15/2030	15,940	15,893
AT&T, Inc. 2.55% 12/1/2033	12,748	10,673
AT&T, Inc. 5.40% 2/15/2034	442	455
AT&T, Inc. 4.50% 5/15/2035	174	166
CCO Holdings, LLC 5.125% 5/1/2027 (e)	4,800	4,788
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,201
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,452
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,424
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,403
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,550
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	4,111
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,679
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	4,223
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	905
Comcast Corp. 3.15% 2/15/2028	7,200	7,015
Comcast Corp. 4.55% 1/15/2029	1,610	1,628
Comcast Corp. 4.80% 5/15/2033	1,841	1,838
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,222
Comcast Corp. 5.50% 5/15/2064	250	233
Netflix, Inc. 4.90% 8/15/2034	645	658
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032 (e)	1,300	1,273
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,470
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	649
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	10,674
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,350
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,950
T-Mobile USA, Inc. 4.95% 3/15/2028	705	717
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,764
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,372
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,378
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,070
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	765
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,538

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD920	$937
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,882
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,528
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,393
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,513
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,983
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,379
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	84
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	419
		179,531

Consumer staples 1.54%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,582
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,349
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,683
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,125
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,227
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,383
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,661
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,102
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,069
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,389
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,458
BAT Capital Corp. 5.65% 3/16/2052	120	112
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,986
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,930
Campbell’s Co. (The) 5.20% 3/21/2029	726	744
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,384
Constellation Brands, Inc. 4.35% 5/9/2027	890	891
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,632
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,289
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,966
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,783
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,342
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	12,545	12,546
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,853
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,733
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,690
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	15,866
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,378
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,212
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,459
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,881
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,011
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,774
Philip Morris International, Inc. 4.75% 11/1/2031	830	837
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,699
Walmart, Inc. 4.10% 4/15/2033	1,206	1,178
Walmart, Inc. 4.50% 4/15/2053	1,416	1,241
		168,513

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.82%
American Tower Corp. 3.65% 3/15/2027	USD1,375	$1,359
Boston Properties, LP 2.90% 3/15/2030	4,630	4,256
Boston Properties, LP 3.25% 1/30/2031	463	425
Boston Properties, LP 2.55% 4/1/2032	1,674	1,413
Boston Properties, LP 2.45% 10/1/2033	1,335	1,067
Boston Properties, LP 6.50% 1/15/2034	10,849	11,621
Boston Properties, LP 5.75% 1/15/2035	11,874	11,957
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,038
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,369
COPT Defense Properties, LP 2.90% 12/1/2033	564	464
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	350
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,924
Equinix, Inc. 2.90% 11/18/2026	2,762	2,708
Equinix, Inc. 3.20% 11/18/2029	887	842
Equinix, Inc. 3.90% 4/15/2032	1,155	1,094
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,152
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,743
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,626
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,895
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,009
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	666
Iron Mountain, Inc. 6.25% 1/15/2033 (e)	4,395	4,522
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,112
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,900
Prologis, LP 4.875% 6/15/2028	1,040	1,061
Prologis, LP 4.75% 6/15/2033	1,409	1,406
Prologis, LP 5.125% 1/15/2034	6,175	6,254
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	110
Service Properties Trust 3.95% 1/15/2028	1,710	1,581
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,266
VICI Properties, LP 4.75% 2/15/2028	6,844	6,884
		89,435

Information technology 0.77%
Analog Devices, Inc. 2.10% 10/1/2031	270	236
Analog Devices, Inc. 5.05% 4/1/2034	717	735
Analog Devices, Inc. 2.80% 10/1/2041	521	379
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,582
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	601
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,230
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,337
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	607
Broadcom, Inc. 3.469% 4/15/2034 (e)	11,652	10,413
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,051
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	715
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,796
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,020
Cisco Systems, Inc. 5.05% 2/26/2034	843	863
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,739
Cisco Systems, Inc. 5.30% 2/26/2054	784	761
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,315
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,421
Oracle Corp. 1.65% 3/25/2026	4,867	4,768
Oracle Corp. 4.80% 8/3/2028	615	625
Oracle Corp. 5.25% 2/3/2032	1,340	1,375
Oracle Corp. 5.50% 8/3/2035	2,374	2,428

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
ServiceNow, Inc. 1.40% 9/1/2030	USD726	$630
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,649
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,015
		84,218

Materials 0.55%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,120
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	555
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,525
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,759
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,242
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,771
Celanese US Holdings, LLC 6.629% 7/15/2032	800	839
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,095
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	834	846
Dow Chemical Co. (The) 5.15% 2/15/2034	452	452
Dow Chemical Co. (The) 5.35% 3/15/2035	199	198
Dow Chemical Co. (The) 5.55% 11/30/2048	142	130
Dow Chemical Co. (The) 6.90% 5/15/2053	62	67
Dow Chemical Co. (The) 5.60% 2/15/2054	504	459
Methanex Corp. 5.125% 10/15/2027	510	509
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	425	409
OCI NV 6.70% 3/16/2033 (e)	950	1,052
POSCO 5.75% 1/17/2028 (e)	745	766
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,281
		60,433
Total corporate bonds, notes & loans		3,620,419
U.S. Treasury bonds & notes 19.60%
U.S. Treasury 18.98%
U.S. Treasury 3.00% 7/15/2025	97,643	97,593
U.S. Treasury 5.00% 9/30/2025	1,090	1,092
U.S. Treasury 5.00% 10/31/2025	27,980	28,042
U.S. Treasury 2.25% 11/15/2025	6,785	6,734
U.S. Treasury 4.25% 12/31/2025	4,994	4,995
U.S. Treasury 3.625% 5/15/2026	1,926	1,919
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,551
U.S. Treasury 4.625% 11/15/2026	3,589	3,625
U.S. Treasury 4.00% 1/15/2027	3,741	3,750
U.S. Treasury 1.875% 2/28/2027	4,000	3,877
U.S. Treasury 2.625% 5/31/2027	43,530	42,635
U.S. Treasury 3.875% 5/31/2027	29,928	30,048
U.S. Treasury 3.75% 6/30/2027	233,196	233,351
U.S. Treasury 2.25% 11/15/2027	105,830	102,343
U.S. Treasury 6.125% 11/15/2027	24,000	25,319
U.S. Treasury 1.125% 2/29/2028	9,895	9,253
U.S. Treasury 4.00% 2/29/2028	4,750	4,786
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 6/15/2028	90,271	90,747
U.S. Treasury 1.00% 7/31/2028	5,630	5,190
U.S. Treasury 1.125% 8/31/2028	13,555	12,516
U.S. Treasury 5.25% 11/15/2028	5,700	5,973
U.S. Treasury 2.375% 5/15/2029	4,070	3,872

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 7/31/2029	USD334	$337
U.S. Treasury 3.875% 12/31/2029	44,049	44,235
U.S. Treasury 3.75% 5/31/2030	13,300	13,270
U.S. Treasury 4.00% 5/31/2030	23,286	24,077
U.S. Treasury 3.875% 6/30/2030	207,879	208,683
U.S. Treasury 4.125% 8/31/2030	11,215	11,377
U.S. Treasury 4.875% 10/31/2030	92,133	96,710
U.S. Treasury 4.125% 10/31/2031	1,408	1,423
U.S. Treasury 4.125% 11/30/2031	985	995
U.S. Treasury 4.00% 6/30/2032	39,211	39,233
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 3.875% 8/15/2034	6,145	6,000
U.S. Treasury 4.25% 5/15/2035 (i)	217,126	217,415
U.S. Treasury 4.25% 5/15/2039 (i)	125,497	122,211
U.S. Treasury 1.375% 11/15/2040	24,540	15,629
U.S. Treasury 1.875% 2/15/2041	24,272	16,696
U.S. Treasury 4.75% 2/15/2041	75,066	76,057
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,964
U.S. Treasury 3.25% 5/15/2042	10,848	8,972
U.S. Treasury 5.00% 5/15/2045	108,592	111,536
U.S. Treasury 3.00% 2/15/2049	124,633	91,812
U.S. Treasury 2.875% 5/15/2049	19,228	13,799
U.S. Treasury 2.875% 5/15/2052	990	697
U.S. Treasury 4.00% 11/15/2052	7,328	6,412
U.S. Treasury 4.125% 8/15/2053	213	190
U.S. Treasury 4.625% 2/15/2055 (i)	228,046	221,971
U.S. Treasury 4.75% 5/15/2055	2,905	2,888
		2,081,540

U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (j)	5,495	5,493
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)	6,045	5,977
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (j)	11,474	11,488
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (j)	5,974	6,073
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (j)	— (c)	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (j)	2,337	1,852
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (j)	13,940	12,763
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (j)	24,528	23,721
		67,367
Total U.S. Treasury bonds & notes		2,148,907
Asset-backed obligations 5.42%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	4	4
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,853
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,841
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	3,485	3,502
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	200	200
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	2,787	2,789
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	431	434
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028 (a)(e)	1,843	1,846
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	2,622	2,611
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	396	394
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	581	575
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,562
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,926	4,986

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	USD13,550	$13,516
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	2,563	2,557
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	2,427	2,400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	623	617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	1,279	1,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,347
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	187
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,795
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,541	5,594
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	208	203
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	3,080	2,892
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	354	333
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	1,183	1,185
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	266	267
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	2,571	2,575
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	1,400	1,413
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	6,424	6,450
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	13,328	13,517
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	27	27
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	388	391
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	65	63
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,731	12,661
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,358	4,964
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	597	561
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	196	189
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,497	18,303
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,907	1,765
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	3,327
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	328
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,994	5,770
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,785
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,984	15,034
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,572	6,618
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	622	630
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	1,556	1,568
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	817
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	6,872	6,882
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,538	1,432
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	3,114	2,902
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	285	261
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,237	1,241
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	1,076	1,077
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(e)	921	920
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1,107	1,108
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (a)(e)	166	165
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(e)	819	832
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(e)	846	881
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	262	241
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	2,594	2,605
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	896
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	260	260
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	10,564	10,643

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	USD7,961	$8,088
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	4,046	4,075
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	1,218	1,199
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	34	34
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	3,989	4,012
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	418	421
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	774
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	470
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,105
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	561	562
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	454	463
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	307	309
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	703	707
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,283
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,860
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,411	1,330
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	1,071	986
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	119	109
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,838	1,756
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,720	6,222
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,869	1,743
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,574	1,458
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (a)(e)	1,197	1,198
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	1,079	1,080
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	1,053	1,056
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	567
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	519
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,399	2,398
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,521	1,536
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	457	457
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	434	436
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,929
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,806
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,173
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,616
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030 (a)(e)	948	977
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	334
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,122
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,097
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,209
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,057
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	190	191
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	9,124	9,145
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	139	140
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	84	84
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	296	297
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	438	440
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	993	997
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	775	776
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	618
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	861
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,375
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,300

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	USD714	$732
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	632
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	502
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	126
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	698	704
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	7,005	7,052
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (a)(e)	8,461	8,466
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	7,140	7,186
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,609	1,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	940	842
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	598	541
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,380	3,163
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.404% 3/15/2057 (a)(b)(e)	16,395	16,301
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	165	154
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,818	2,652
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	6,417	6,005
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(b)(e)	2,117	2,107
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	47,836
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)	121	122
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	598	603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	5,287	5,313
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,303
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	2,782	2,783
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	3,502	3,530
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	1,721	1,720
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.454% 8/16/2027 (a)(b)(e)	1,393	1,394
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,725
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,589
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028 (a)(e)	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,870	4,861
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	1,652	1,661
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027 (a)(e)	5,088	5,119
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.684% 7/25/2051 (a)(b)(e)	179	179
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027 (a)	215	214
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,700	1,702
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (a)	512	510
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	585	586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	630	630
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	709
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	4,791	4,803
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	558	562
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,186	2,050
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	403	375
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	646	663
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (a)(b)(e)	713	721
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,704	6,788
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,899	1,772
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,667	1,612
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	181	178
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	462	443
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	529	506

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	USD995	$961
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,950	1,838
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	792	760
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,532	1,433
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,739	4,364
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	265	244
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	4,000	3,736
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,293	3,096
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	99	89
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,680	7,145
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,674	2,445
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	260	236
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,003
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,466
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (a)(e)	206	206
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	2,559	2,565
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	3,052	3,070
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	1,175	1,182
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,251
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,267
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	12,088	12,160
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	9,695	9,747
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	273	274
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		594,080
Municipals 1.46%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,439

Illinois 1.30%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,815
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,386
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,457
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	103,195
		142,917

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,714

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,784

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,510	4,411
Total municipals		160,265
Bonds & notes of governments & government agencies outside the U.S. 1.06%
Chile (Republic of) 4.00% 1/31/2052	580	448

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.50% 2/2/2034	USD2,530	$2,522
Dominican Republic 5.95% 1/25/2027 (e)	8,100	8,190
Dominican Republic 7.05% 2/3/2031 (e)	680	714
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,114
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,071
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	30,443
Japan 3.10% 3/20/2065	JPY1,968,100	13,705
Japan, Series 86, 2.40% 3/20/2055	1,908,300	12,173
Paraguay (Republic of) 5.00% 4/15/2026	USD285	285
Poland (Republic of) 5.75% 11/16/2032	555	587
Poland (Republic of) 4.875% 10/4/2033	830	826
United Mexican States 6.00% 5/13/2030	2,960	3,067
United Mexican States 6.00% 5/7/2036	14,755	14,599
United Mexican States 6.875% 5/13/2037	3,200	3,345
United Mexican States 7.375% 5/13/2055	3,090	3,197
		116,286
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026	11,910	11,725
Total bonds, notes & other debt instruments (cost: $10,550,957,000)		10,443,759
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $9,000)		14
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)(l)	7,457,964	745,797
Total short-term securities (cost: $745,710,000)		745,797
Total investment securities 102.04% (cost: $11,296,676,000)		11,189,570
Other assets less liabilities (2.04)%		(224,007)
Net assets 100.00%		$10,965,563
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	33	8/1/2025	USD13,156	$(29)
30 Day Federal Funds Futures	Long	380	9/2/2025	151,569	(11)
3 Month SOFR Futures	Long	3,768	9/17/2025	901,164	(132)
3 Month SOFR Futures	Short	7,493	3/18/2026	(1,804,502)	(2,876)
2 Year U.S. Treasury Note Futures	Long	7,288	10/3/2025	1,516,075	3,980
5 Year U.S. Treasury Note Futures	Long	14,759	10/3/2025	1,608,731	16,573
10 Year Euro-Bund Futures	Short	399	9/10/2025	(61,171)	317
10 Year Japanese Government Bond Futures	Short	76	9/22/2025	(73,369)	(249)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year U.S. Treasury Note Futures	Long	5,413	9/30/2025	USD606,933	$11,168
10 Year Ultra U.S. Treasury Note Futures	Long	472	9/30/2025	53,933	986
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2025	1,963	55
30 Year Ultra U.S. Treasury Bond Futures	Long	2,688	9/30/2025	320,208	11,557
					$41,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	15,927	USD	18,685	HSBC Bank	7/1/2025	$78
USD	18,048	EUR	15,927	BNP Paribas	7/1/2025	(715)
BRL	24,015	USD	4,192	Citibank	7/14/2025	212
USD	39,177	EUR	34,264	BNP Paribas	7/15/2025	(1,228)
JPY	7,850,983	USD	54,424	Citibank	7/16/2025	200
JPY	1,271,230	USD	8,809	Goldman Sachs	7/16/2025	36
USD	7,336	EUR	6,377	Bank of America	7/16/2025	(185)
JPY	3,901,364	EUR	23,501	JPMorgan Chase	7/16/2025	(571)
USD	84,956	JPY	12,198,797	JPMorgan Chase	7/17/2025	71
JPY	1,414,255	USD	9,801	Goldman Sachs	7/17/2025	40
USD	8,718	JPY	1,259,985	JPMorgan Chase	7/17/2025	(49)
USD	11,977	JPY	1,738,295	UBS AG	7/28/2025	(135)
USD	18,735	EUR	15,927	HSBC Bank	8/11/2025	(81)
						$(2,327)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.4555%	Annual	SOFR	Annual	12/6/2025	USD35,525	$25	$—	$25
SOFR	Annual	4.186%	Annual	2/18/2027	USD30,500	(287)	—	(287)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	211	—	211
SOFR	Annual	3.62%	Annual	6/30/2027	USD40,816	(163)	—	(163)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	770	—	770
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(401)	—	(401)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	44	—	44
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(12)	—	(12)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(18)	—	(18)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(23)	—	(23)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(69)	—	(69)

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	$(684)	$—	$(684)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(170)	—	(170)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(170)	—	(170)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(46)	—	(46)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(86)	—	(86)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(87)	—	(87)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(165)	—	(165)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(81)	—	(81)
SOFR	Annual	3.762%	Annual	4/30/2032	USD26,088	(412)	—	(412)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	18	—	18
SOFR	Annual	3.871%	Annual	3/4/2034	USD25,128	(459)	—	(459)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	396	—	396
						$(1,925)	$—	$(1,925)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,615	$—	$1,615
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	773	—	773
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	191	—	191
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	126	—	126
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	67	—	67
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	24	—	24
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	10	—	10
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(5)	—	(5)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(6)	—	(6)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(123)	—	(123)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(174)	—	(174)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(176)	—	(176)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(191)	—	(191)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(351)	—	(351)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(357)	—	(357)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(378)	—	(378)
							$1,045	$—	$1,045
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD94,715	$(7,109)	$(4,510)	$(2,599)

187	American Funds Insurance Series

The Bond Fund of America® (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 6/30/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD48,163	$1,065	$604	$461
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 6.80%
Money market investments 6.80%
Capital Group Central Cash Fund 4.35% (k)	$730,121	$2,295,601	$2,279,811	$94	$(208)	$745,797	$16,350

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,833,396,000, which represented 16.72% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,595,000, which represented 0.07% of the net assets of the fund.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,661,000, which represented 0.73% of the net assets of the fund.
(j)	Index-linked bond whose principal amount moves with a government price index.
(k)	Rate represents the seven-day yield at 6/30/2025.
(l)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 96.14%	Principal amount (000)	Value (000)
Euros 22.44%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,053
Albania (Republic of) 4.75% 2/14/2035	2,290	2,700
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	653
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	126
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	680	813
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,887
American Tower Corp. 0.875% 5/21/2029	1,470	1,605
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,301
AT&T, Inc. 1.60% 5/19/2028	2,350	2,699
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,218
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,126
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	892
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	6,058
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,353
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	1,019
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	2,730	2,104
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	923
BPCE SA 4.50% 1/13/2033	1,400	1,742
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,115
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	4,980	5,840
Coca-Cola Co. 3.375% 8/15/2037	155	179
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,365
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,160
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,422
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,316
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	302
Egypt (Arab Republic of) 5.625% 4/16/2030	300	327
Electricite de France SA 4.25% 1/25/2032	1,300	1,605
Electricite de France SA 4.00% 5/7/2037	500	587
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	1,400	1,607
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,558
Enel Finance International NV 4.00% 2/20/2031	465	572
Engie SA 3.875% 1/6/2031	1,000	1,226
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,605
Equinor ASA 1.375% 5/22/2032	3,650	3,850
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027) (a)	1,540	2,084
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029) (a)	475	602
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	308
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,543
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,592
European Investment Bank 0.25% 1/20/2032	2,075	2,100
European Investment Bank 1.50% 6/15/2032	1,000	1,093
European Investment Bank 2.875% 1/12/2033	4,500	5,359
European Investment Bank 2.875% 1/15/2035	395	465
European Union 0.25% 10/22/2026	610	703
European Union 2.875% 12/6/2027	1,060	1,272
European Union 2.875% 10/5/2029	170	204
European Union 3.125% 12/4/2030	190	231
European Union 0% 7/4/2031	705	712
European Union 3.25% 7/4/2034	380	458
European Union 0% 7/4/2035	220	192
European Union 3.75% 10/12/2045	425	502
European Union 0.70% 7/6/2051	3,000	1,785

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 3.375% 10/5/2054	EUR540	$580
Finland (Republic of) 3.00% 9/15/2033	2,370	2,827
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,132
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,139
French Republic O.A.T. 0% 11/25/2030	19,550	20,032
French Republic O.A.T. 0% 5/25/2032	2,120	2,055
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,506
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,260
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,134
French Republic O.A.T. 0.50% 5/25/2040	600	454
French Republic O.A.T. 0.75% 5/25/2052	360	202
French Republic O.A.T. 3.75% 5/25/2056	810	902
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,654
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,579
Germany (Federal Republic of) 0% 2/15/2030	16,885	18,062
Germany (Federal Republic of) 2.50% 2/15/2035	13,725	16,037
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,232
Germany (Federal Republic of) 0% 8/15/2050	1,200	669
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	758
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	772
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,094
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,995
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	7,030
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	5,309
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	752
Grifols SA 7.50% 5/1/2030	100	124
Hungary (Republic of), Series Y, 4.50% 6/16/2034	380	452
Hungary (Republic of), Series Y, 4.875% 3/22/2040	305	352
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,578
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,091
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,268
Ireland (Republic of) 3.15% 10/18/2055	755	828
Italy (Republic of) 1.85% 7/1/2025	17,700	20,850
Italy (Republic of) 3.10% 8/28/2026	3,425	4,085
Italy (Republic of) 1.10% 4/1/2027	2,565	2,976
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,606
Italy (Republic of) 4.20% 3/1/2034	1,430	1,806
Italy (Republic of) 3.65% 8/1/2035	4,595	5,512
Italy (Republic of) 3.85% 10/1/2040	2,530	2,969
Italy (Republic of) 4.30% 10/1/2054	4,245	5,016
Johnson & Johnson 3.35% 2/26/2037	360	421
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,425
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,941
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	121
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,820
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,280
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	590	705
MPT Finance Corp. 7.00% 2/15/2032	100	121
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	660	877
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,977
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	210
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,939
Philip Morris International, Inc. 2.75% 6/6/2029	770	901
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	419
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	912
Portugal (Republic of) 0.475% 10/18/2030	350	374
Portugal (Republic of) 2.875% 10/20/2034	1,960	2,295
Portugal (Republic of) 3.00% 6/15/2035	2,870	3,370
Portugal (Republic of) 3.50% 6/18/2038	3,140	3,771

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Portugal (Republic of) 3.375% 6/15/2040	EUR715	$832
Province of Ontario 3.25% 7/3/2035	1,120	1,318
Prysmian SpA 3.875% 11/28/2031	435	523
Quebec (Province of) 0.25% 5/5/2031	920	940
Quebec (Province of) 0.50% 1/25/2032	1,155	1,170
Quebec (Province of) 3.35% 7/23/2039	2,525	2,911
Queensland Treasury Corp. 3.25% 5/21/2035	360	424
Romania 2.125% 3/7/2028	1,440	1,642
Romania 3.75% 2/7/2034	530	534
Romania 6.00% 9/24/2044	745	808
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,641
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	572
Shell International Finance BV 1.50% 4/7/2028	2,000	2,308
Slovak Republic, Series 250, 3.75% 3/6/2034	640	780
Spain (Kingdom of) 0% 1/31/2028	900	1,006
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,648
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,158
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,427
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,283
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,367
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,138
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,367
Spain (Kingdom of) 3.45% 10/31/2034	500	605
Spain (Kingdom of) 3.20% 10/31/2035	1,795	2,109
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	230
Stryker Corp. 1.00% 12/3/2031	450	465
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,991
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,073
Verallia SAS 3.875% 11/4/2032	4,500	5,287
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,941
		330,337

Japanese yen 8.79%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	691
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,759
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,060
Japan, Series 352, 0.10% 9/20/2028	314,350	2,134
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,907
Japan, Series 116, 2.20% 3/20/2030	576,100	4,226
Japan, Series 362, 0.10% 3/20/2031	514,000	3,386
Japan, Series 374, 0.80% 3/20/2034	68,200	454
Japan, Series 152, 1.20% 3/20/2035	1,239,550	8,430
Japan, Series 21, 2.30% 12/20/2035	720,000	5,379
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,972
Japan, Series 173, 0.40% 6/20/2040	270,900	1,491
Japan, Series 179, 0.50% 12/20/2041	196,950	1,056
Japan, Series 182, 1.10% 9/20/2042	619,850	3,629
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,257
Japan, Series 188, 1.60% 3/20/2044	69,000	429
Japan, Series 192, 2.40% 3/20/2045	6,359,250	44,483
Japan, Series 53, 0.60% 12/20/2046	781,600	3,774
Japan, Series 37, 0.60% 6/20/2050	694,500	3,043
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,765
Japan, Series 74, 1.00% 3/20/2052	246,100	1,150
Japan, Series 76, 1.40% 9/20/2052	5,800	30
Japan, Series 77, 1.60% 12/20/2052	53,250	288

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Japanese yen (continued)
Japan, Series 79, 1.20% 6/20/2053	JPY612,200	$2,959
Japan, Series 81, 1.60% 12/20/2053	168,700	898
Japan, Series 84, 2.10% 9/20/2054	455,100	2,714
		129,364

British pounds 4.59%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,115
Electricite de France SA 5.50% 3/27/2037	900	1,176
KfW 1.125% 7/4/2025	1,165	1,599
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,075
Quebec (Province of) 2.25% 9/15/2026	1,870	2,511
United Kingdom 0.125% 1/30/2026	425	573
United Kingdom 4.25% 12/7/2027	3,785	5,269
United Kingdom 1.625% 10/22/2028	3,690	4,746
United Kingdom 4.125% 7/22/2029	2,015	2,792
United Kingdom 4.75% 12/7/2030	4,770	6,821
United Kingdom 0.25% 7/31/2031	12,845	14,143
United Kingdom 1.00% 1/31/2032	7,120	8,046
United Kingdom 4.25% 6/7/2032	1,310	1,814
United Kingdom 3.25% 1/31/2033	1,090	1,400
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,113
United Kingdom 3.75% 10/22/2053	1,870	1,993
United Kingdom 4.375% 7/31/2054	5,570	6,625
United Kingdom 2.50% 7/22/2065	3,313	2,523
		67,533

Brazilian reais 2.64%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL33,688	5,692
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	18,323
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	8,856
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,126	355
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	26,763	4,382
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	7,920	1,278
		38,886

Canadian dollars 2.06%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,927
Canada (Government) 1.50% 12/1/2031	5,690	3,811
Canada (Government) 3.25% 12/1/2033	7,330	5,412
Canada (Government) 2.75% 12/1/2048	3,500	2,246
		30,396

Australian dollars 2.06%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,123
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,226
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,841
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,219
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	2,037
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,231
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,621
		30,298

South Korean won 1.71%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,394

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Korean won (continued)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	$3,816
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,021
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,987
		25,218

Chinese yuan renminbi 1.63%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	912
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	173
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	33,900	4,715
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,381
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,033
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	148
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	826
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	835
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	894
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	4,011
		23,928

Malaysian ringgits 1.55%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR26,902	6,544
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,517
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,523
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	636
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,283
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	8,920
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	344
		22,767

Mexican pesos 1.12%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	765
America Movil, SAB de CV, 9.50% 1/27/2031	29,290	1,566
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,034
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,691
United Mexican States, Series M, 8.00% 11/7/2047	7,830	347
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,719
United Mexican States, Series S, 4.00% 10/29/2054 (c)	7,738	357
		16,479

Indian rupees 1.07%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,705
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	396
European Bank for Reconstruction and Development 6.75% 1/13/2032	650,500	7,668
European Investment Bank 6.95% 3/1/2029	46,200	546
European Investment Bank 7.40% 10/23/2033	155,800	1,915
Inter-American Development Bank 7.00% 1/25/2029	18,000	213
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,484
Korea Development Bank 6.75% 7/1/2030	73,000	844
		15,703

Indonesian rupiah 0.66%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,410
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	96
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,932
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,748

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indonesian rupiah (continued)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$186
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,810
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	475
		9,657

Norwegian kroner 0.45%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	192
Norway (Kingdom of) 2.125% 5/18/2032	6,615	593
Norway (Kingdom of) 3.75% 6/12/2035	59,865	5,913
		6,698

South African rand 0.45%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	467
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	114,250	6,170
		6,637

Danish kroner 0.44%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK48,108	6,238
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,503	308
		6,546

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,255
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,685
		3,940

Chilean pesos 0.19%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP903,263	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,025
Chile (Republic of) 6.00% 4/1/2033	675,000	743
		2,739

Turkish lira 0.13%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY73,785	1,738
Turkey (Republic of) 17.80% 7/13/2033	12,175	204
		1,942

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,052

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	851

U.S. dollars 43.76%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	202
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,842
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,231
AbbVie, Inc. 5.50% 3/15/2064	150	146
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	694

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	USD102	$102
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034 (e)	1,345	1,315
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,049
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	528	524
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (e)	660	465
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	165
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (e)	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,214
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,080
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	75	72
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (g)(h)	65	66
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (d)(e)(h)	553	553
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	290	290
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	186
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	72
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	292
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	209
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,805
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
Amer Sports Co. 6.75% 2/16/2031 (e)	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	247
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,071
Amgen, Inc. 2.20% 2/21/2027	445	431
Amgen, Inc. 5.25% 3/2/2030	981	1,011
Amgen, Inc. 5.25% 3/2/2033	2,687	2,752
Amgen, Inc. 5.65% 3/2/2053	1,284	1,255
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	135	131
Angola (Republic of) 9.50% 11/12/2025	4,225	4,245
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	97
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	94
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.941% 9/1/2027 (g)(h)	95	86
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	994	1,006
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(e)	559	570
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.827% 9/23/2031 (g)(h)	145	145
Aramark Services, Inc. 5.00% 2/1/2028 (e)	110	110
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	248
Aretec Group, Inc. 10.00% 8/15/2030 (e)	50	55
Artera Services, LLC 8.50% 2/15/2031 (e)	45	38
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (e)	55	52
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
AssuredPartners, Inc. 5.625% 1/15/2029 (e)	190	190
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (g)(h)	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,402
ATI, Inc. 7.25% 8/15/2030	60	63
Atkore, Inc. 4.25% 6/1/2031 (e)	25	23
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	116
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,036
B&G Foods, Inc. 5.25% 9/15/2027	210	191

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (e)	USD25	$24
BAE Systems PLC 5.30% 3/26/2034 (e)	865	885
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	235
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	979
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	423
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,522
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	1,535	1,579
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025) (a)	640	639
BAT Capital Corp. 3.215% 9/6/2026	955	942
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,600
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	124
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026 (e)	80	80
Baytex Energy Corp. 7.375% 3/15/2032 (e)	85	81
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	1,360	1,439
Becton, Dickinson and Co. 4.298% 8/22/2032	320	311
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)	2,595	2,467
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	395
Block, Inc. 6.50% 5/15/2032	240	248
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,112
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	885
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	649
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,143
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,496
Boeing Co. (The) 3.625% 2/1/2031	718	677
Boeing Co. (The) 6.388% 5/1/2031	723	777
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	576
Bombardier, Inc. 7.125% 6/15/2026 (e)	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	289	264
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(e)	3,520	3,698
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,362
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	1,863
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	459
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,599	1,609
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,972
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,148
British Columbia (Province of) 4.20% 7/6/2033	70	68
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	247
Broadcom, Inc. 3.469% 4/15/2034 (e)	746	667
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	156
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	28	29
Brown & Brown, Inc. 6.25% 6/23/2055	48	50
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (e)	1,341	1,383
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	230
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	169
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (d)(e)(h)	1,269	1,266
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
Caesars Entertainment, Inc. 4.625% 10/15/2029 (e)	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	USD1,633	$1,689
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(e)	200	220
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(e)	200	209
California Resources Corp. 7.125% 2/1/2026 (e)	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	254
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	714
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	84
Carnival Corp. 6.00% 5/1/2029 (e)	100	101
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	163	164
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	596
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	111	110
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	834	847
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	131
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	229
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	145
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	134
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	49
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	102
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,601
Charter Communications Operating, LLC 4.80% 3/1/2050	384	307
Charter Communications Operating, LLC 3.70% 4/1/2051	188	125
Charter Communications Operating, LLC 3.90% 6/1/2052	458	315
Charter Communications Operating, LLC 5.25% 4/1/2053	17	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,110
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	194
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	368
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,014
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	843
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,282
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	436
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	91
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	15
Clarios Global, LP 8.50% 5/15/2027 (e)	90	91
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	64
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	237
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (g)(h)	252	252
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,185
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	114
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	343
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,471
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,093
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	192	173
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	65	55
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	201

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (d)(e)(h)	USD1,208	$1,234
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (d)(e)(h)	804	850
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (d)(e)(h)	658	665
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.405% 6/25/2043 (d)(e)(h)	305	319
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (d)(e)(h)	461	464
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.105% 1/25/2044 (d)(e)(h)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.955% 5/25/2044 (d)(e)(h)	1,148	1,156
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (d)(e)(h)	259	259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (d)(e)(h)	671	671
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,897
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	204
Constellium SE 3.75% 4/15/2029 (e)	125	118
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,073
Corebridge Financial, Inc. 3.90% 4/5/2032	748	703
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	367
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (g)(h)	65	63
CoreWeave, Inc. 9.25% 6/1/2030 (e)	50	51
Coronado Finance Pty, Ltd. 9.25% 10/1/2029 (e)	125	93
Coty, Inc. 5.00% 4/15/2026 (e)	36	36
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 6.625% 7/15/2030 (e)	95	97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	69
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	161
Crown Castle, Inc. 2.50% 7/15/2031	767	670
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028 (e)	65	65
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	41
Deluxe Corp. 8.00% 6/1/2029 (e)	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (a)	850	841
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,126
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,161
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	50	50
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (g)(h)	13	13
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (e)	23	24
EchoStar Corp. 10.75% 11/30/2029	30	31
Edison International 5.25% 11/15/2028	1,862	1,844
Edison International 5.45% 6/15/2029	75	74
Edison International 6.95% 11/15/2029	350	364
Edison International 6.25% 3/15/2030	1,510	1,534
Edison International 5.25% 3/15/2032	705	669
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (a)	100	87
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,553
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	466
Electricite de France SA 5.65% 4/22/2029 (e)	800	830
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	339

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Element Solutions, Inc. 3.875% 9/1/2028 (e)	USD105	$102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (g)(h)	25	26
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (e)	30	33
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (g)(h)	84	84
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,212
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,146
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,983
Entergy Corp. 0.90% 9/15/2025	750	744
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	167
Enviri Corp. 5.75% 7/31/2027 (e)	145	143
EQT Corp. 6.375% 4/1/2029 (e)	20	21
EQT Corp. 7.50% 6/1/2030 (e)	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,092
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	871	885
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	1,348	1,358
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	95
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 6.25% 4/15/2029 (e)	75	77
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	62	62
Expand Energy Corp. 5.875% 2/1/2029 (e)	46	46
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Expand Energy Corp. 4.875% 4/15/2032 (j)	915	4
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,461
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	126
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	75	80
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	127	124
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (d)	1,635	1,417
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	248	206
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,414	1,124
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,380	1,097
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,437	2,727
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,987	3,824
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	51	50
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,692	1,623
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	203	205
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	882	903
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	4,375	4,302
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	532	532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	16	16
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	58	58
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	420	413
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	218	219
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,535	1,539
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	839	840
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,839	1,872
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	435	435
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	2,183	2,223
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	636	637
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	220	220
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	457	457

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	USD277	$282
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	320	321
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	578	588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,639	1,647
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	1,581	1,618
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	944	961
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	646	661
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	196	202
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	4,031	4,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	3,341	3,344
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,039	1,040
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,514	1,540
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	1,306	1,329
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	838	853
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	586	596
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	570	582
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	420	431
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	318	326
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	177	181
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	17	17
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (d)	43	46
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	393	395
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	823	838
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	496	508
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	340	346
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	246	251
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	202	207
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	195	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	189	192
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	163	166
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	94	96
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	74	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	68	69
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	66	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	38	39
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	2,116	2,118
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	462	472
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,812	1,777
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	124	124
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	48	47
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,825	3,828
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (d)	707	731
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	612	585
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	4,644	4,647
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	104	105
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	644	616
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	461	469
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	350	343
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	202	206
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,624	1,593
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	324	325
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (d)	1	2
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	371	364
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (d)(e)(h)	330	294
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	95	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(g)(h)	2	2

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	USD45	$42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,744
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (d)(e)(h)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	298
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	188
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,007
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	114
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,617
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	2,088	1,797
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	195	190
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	605	480
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	911	898
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	372	357
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	3,297	3,249
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,788	2,674
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	5,529	5,434
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	259	260
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	695	697
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	173	177
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	58	59
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	2,668	2,672
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	1,592	1,620
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	29,450	28,942
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	11,000	11,029
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	126	131
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	194	194
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,786	1,818
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	927	863
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	1,449	1,450
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	103	105
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	126	129
Freddie Mac Pool #SD8433 6.50% 5/1/2054 (d)	25	26
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	271	266
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,756	14,781
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	822	826
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	977	995
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,054	1,055
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	522	523
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,540	1,567
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	1,259	1,294
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	869	886
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	538	551
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	346	352
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	228	232
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	185	189
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	6,026	6,045
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	3,860	3,874
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,455	3,462
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	633	637
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	310	317
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	29	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	543	565
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	2,317	2,319

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	USD666	$668
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,084	1,104
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	592	606
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	560	574
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	514	528
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	331	337
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	443	444
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	426	408
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,156	1,157
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	523	513
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	340	340
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	13	13
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	58	59
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	152	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	627	637
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	322	315
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	166	169
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	449	441
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	746	746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.205% 4/25/2042 (d)(e)(h)	441	455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (d)(e)(h)	282	282
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (e)	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (e)	27	29
FXI Holdings, Inc. 12.25% 11/15/2026 (e)	497	438
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	1,150	1,160
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	389
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,389
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,141
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (g)(h)	55	54
Global Auto Holdings PLC 11.50% 8/15/2029 (e)	200	196
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,043
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	732	751
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (d)	3,561	2,987
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (d)	1,756	1,634
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (d)	185	172
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (d)	225	209
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (d)	10	9
Government National Mortgage Assn. 6.50% 7/1/2055 (d)(k)	1,708	1,754
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	754	551
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	659
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,488
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,665
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	650
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (e)	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031 (e)	115	114
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (g)(h)	56	57
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (d)(e)(h)	USD1,066	$1,068
HCA, Inc. 5.625% 9/1/2028	120	124
HealthEquity, Inc. 4.50% 10/1/2029 (e)	80	78
Helios Software Holdings, Inc. 8.75% 5/1/2029 (e)	200	206
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,194
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	654
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	1,949	2,004
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	174
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	186
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	111
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	209
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (a)	4,172	4,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,707
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,238
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,289
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (d)(e)(h)	396	400
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	136
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (g)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	2,712	2,799
Hungary (Republic of) 6.00% 9/26/2035 (e)	325	327
Hungary (Republic of) 5.50% 3/26/2036 (e)	290	280
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/15/2029 (g)(h)	54	55
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,306
Hyundai Capital America 1.65% 9/17/2026 (e)	269	260
Hyundai Capital America 2.00% 6/15/2028 (e)	600	555
Hyundai Capital America 6.50% 1/16/2029 (e)	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	63
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	509
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	121
Insulet Corp. 6.50% 4/1/2033 (e)	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (e)	130	133
Intesa Sanpaolo SpA 7.00% 11/21/2025 (e)	225	227
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (d)(e)(h)	3,679	3,668
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	206
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	5	5
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	5	5
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,218
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	536	556
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	732
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (g)(h)	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (g)(h)	50	50
KB Home 6.875% 6/15/2027	50	52
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	225

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (e)	USD15	$16
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,304
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,277
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (d)(e)(h)	1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (d)(e)	273	274
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	199
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	43
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	530	532
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
LGI Homes, Inc. 8.75% 12/15/2028 (e)	155	161
Light and Wonder International, Inc. 7.00% 5/15/2028 (e)	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027 (e)	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,827
Lockheed Martin Corp. 5.20% 2/15/2064	309	286
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	135	129
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	89
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (d)(e)(h)	563	564
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (d)(e)(h)	2,788	2,776
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,965
Mars, Inc. 5.00% 3/1/2032 (e)	1,450	1,470
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,493
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	284
Mastercard, Inc. 2.00% 11/18/2031	600	523
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
McDonald’s Corp. 4.95% 3/3/2035	476	476
Medline Borrower, LP 5.25% 10/1/2029 (e)	40	40
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(h)	49	49
MEG Energy Corp. 5.875% 2/1/2029 (e)	30	30
Meituan 2.125% 10/28/2025	1,730	1,716
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (e)	1,528	1,527
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	873	872
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,352	1,361
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	720
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (e)	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	156
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	87
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,174
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	543
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.40% 9/15/2031 (d)(e)	1,136	1,137
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	USD115	$117
Moog, Inc. 4.25% 12/9/2027 (e)	120	117
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,708
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,226
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056 (d)(h)	336	360
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (d)(e)(h)	493	498
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,025	995
Nabors Industries, Inc. 7.375% 5/15/2027 (e)	55	54
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	153
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,294
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030 (e)	135	137
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	57
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.030% 4/16/2029 (g)(h)	21	21
NCR Voyix Corp. 5.125% 4/15/2029 (e)	38	37
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,332
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,511
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	547	506
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	32
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	161
NFE Financing, LLC 12.00% 11/15/2029 (e)	709	323
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	662	663
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (e)	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	97
Novelis Corp. 4.75% 1/30/2030 (e)	80	77
Novelis Corp. 3.875% 8/15/2031 (e)	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	449
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122
OneMain Finance Corp. 7.125% 9/15/2032	25	26
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	540
ONEOK, Inc. 6.625% 9/1/2053	290	302
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(d)(e)	770	776
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,494	1,510
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,573	2,589
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,624	2,635
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Option Care Health, Inc. 4.375% 10/31/2029 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,286
Oracle Corp. 3.25% 11/15/2027	1,880	1,838
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031 (a)	2,434	2,958
Osaic Holdings, Inc. 10.75% 8/1/2027 (e)	256	257
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,972
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	539
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,241
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	166
PacifiCorp 5.35% 12/1/2053	525	472
PacifiCorp 5.50% 5/15/2054	980	902
PacifiCorp 5.80% 1/15/2055	500	479
Panama (Republic of) 3.75% 4/17/2026	465	459
Panama (Republic of) 7.50% 3/1/2031	415	443
Panama (Republic of) 6.40% 2/14/2035	850	830
Panama (Republic of) 8.00% 3/1/2038	755	811
Panama (Republic of) 7.875% 3/1/2057	2,015	2,055
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (e)(f)(i)(j)	2	— (l)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	107
Petroleos Mexicanos 6.875% 10/16/2025	946	946
Petroleos Mexicanos 6.875% 8/4/2026	638	639
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,972
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,161
Petroleos Mexicanos 6.84% 1/23/2030	8,494	8,211
Petroleos Mexicanos 5.95% 1/28/2031	65	59
Petroleos Mexicanos 6.70% 2/16/2032	779	724
Petroleos Mexicanos 6.95% 1/28/2060	55	40
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	912
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	229
PG&E Corp. 5.25% 7/1/2030	175	167
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	138
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	571
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,644
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,428
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	390
POSCO Holdings, Inc. 4.875% 1/23/2027 (e)	510	512
Post Holdings, Inc. 5.50% 12/15/2029 (e)	80	80
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	111
Procter & Gamble Co. 3.00% 3/25/2030	338	323
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2030 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	833	798
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,633
PT Freeport Indonesia 5.315% 4/14/2032	449	450
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (g)(h)	15	15
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	282	277
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (g)(h)(i)	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	911
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	USD90	$88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,446
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (e)	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,736
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	92
Ryan Specialty, LLC 4.375% 2/1/2030 (e)	45	44
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	20	20
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	26
Sally Holdings, LLC 6.75% 3/1/2032	107	110
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,693
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,318
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	66	66
Saudi Arabian Oil Co. 5.75% 7/17/2054 (e)	1,040	977
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,907
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	112
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	158	160
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.98% 12/29/2032 (d)(e)	826	829
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	766
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031 (e)	60	64
ServiceNow, Inc. 1.40% 9/1/2030	756	655
Simmons Foods, Inc. 4.625% 3/1/2029 (e)	80	76
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	49
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	187
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	36
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	99
SK hynix, Inc. 1.50% 1/19/2026	563	554
SLM Corp. 6.50% 1/31/2030	85	89
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (d)(e)(h)	547	553
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (e)	595	605
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	185
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,125
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,007
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (g)(h)	5	5
Sprint, LLC 7.625% 3/1/2026	130	131
Stagwell Global, LLC 5.625% 8/15/2029 (e)	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (d)(e)(h)	216	216
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,467
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (d)(e)(h)	1,832	1,832
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,043
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	282
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (d)(e)(h)	USD6,917	$6,877
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,422
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	74
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	15
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	458
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	204
TGS ASA 8.50% 1/15/2030 (e)	200	207
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	10
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	863	816
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,005
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,445
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	88
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (e)	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	92	94
Transocean, Inc. 8.75% 2/15/2030 (e)	32	33
Transocean, Inc. 6.80% 3/15/2038	35	25
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Triumph Group, Inc. 9.00% 3/15/2028 (e)	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (g)(h)	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,363
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	752	753
U.S. Treasury 3.875% 5/31/2027	662	664
U.S. Treasury 3.50% 9/30/2029	399	395
U.S. Treasury 4.125% 10/31/2029	328	333
U.S. Treasury 4.00% 5/31/2030	2,995	3,024
U.S. Treasury 4.125% 11/30/2031	704	711
U.S. Treasury 3.875% 8/15/2034	540	527
U.S. Treasury 4.625% 2/15/2035 (m)	1,681	1,734
U.S. Treasury 1.75% 8/15/2041 (m)	4,650	3,087
U.S. Treasury 4.75% 11/15/2043	2,650	2,648
U.S. Treasury 4.625% 5/15/2044	1,210	1,187
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,730
U.S. Treasury 1.25% 5/15/2050	1,625	781
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,763
U.S. Treasury 4.25% 2/15/2054	681	621
U.S. Treasury 4.625% 5/15/2054 (m)	5,926	5,755
U.S. Treasury 4.50% 11/15/2054	143	136
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	837	830
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,569	10,964
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,487	1,900
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	183	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	5,916	5,416
UKG, Inc. 6.875% 2/1/2031 (e)	77	80
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (d)(k)	3,098	2,789
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (d)(k)	4,068	3,892
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (d)(k)	171	168
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)(k)	5,160	5,244
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (d)(k)	183	193
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (d)(k)	6	6
United Mexican States 6.00% 5/7/2036	970	960

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
United Mexican States 6.338% 5/4/2053	USD425	$391
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	228
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (f)(g)(h)(i)	32	18
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (f)(g)(h)(i)	33	18
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (f)(g)(h)(i)	54	30
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	89
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	115
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	85
Veralto Corp. 5.35% 9/18/2028	2,900	2,990
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	631	638
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	838	840
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
VZ Secured Financing BV 5.00% 1/15/2032 (e)	200	178
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (e)	200	199
Waste Management, Inc. 3.875% 1/15/2029	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033 (e)	20	21
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,633
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	1,600	1,365
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	156
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(e)	50	50
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	146	146
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	103
WMG Acquisition Corp. 3.875% 7/15/2030 (e)	135	126
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(b)(i)	106	107
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	46
Ziggo BV 4.875% 1/15/2030 (e)	300	281
		644,142
Total bonds, notes & other debt instruments (cost: $1,425,802,000)		1,415,113
Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	68
Total preferred securities (cost: $49,000)		68
Common stocks 0.12%
Norwegian kroner 0.12%
Constellation Oil Services Holding SA (NDR) (n)	3,958,470	1,767

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)

U.S. dollars 0.00%
Altera Infrastructure, LP (f)		1,441	$45
New Fortress Energy, Inc., Class A (n)		4,095	14
DSG TopCo, Inc. (n)		420	6
Bighorn Permian Resources, LLC (f)		531	— (l)
Party City Holdco, Inc. (f)(n)		80	— (l)
Party City Holdco, Inc. (e)(f)(n)		1	— (l)
Venator Materials PLC (f)(n)		232	— (l)
Endo, Inc., 1L 6.125% Escrow (f)(n)		205,000	— (l)
			65
Total common stocks (cost: $2,070,000)			1,832
Investment funds 1.50%
Capital Group Central Corporate Bond Fund (o)		2,612,163	22,047
Total investment funds (cost: $20,457,000)			22,047
Short-term securities 2.54%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (o)(p)		345,182	34,518
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.20%
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	2,878
Total short-term securities (cost: $37,370,000)			37,396
Options purchased (equity style) 0.00%
Options purchased (equity style) *			35
Total options purchased (equity style) (cost: $21,000)			35
Total investment securities 100.31% (cost: $1,485,769,000)			1,476,491
Total options written (equity style) † 0.00% (premium received: $121,000)			(12)
Other assets less liabilities (0.31)%			(4,525)
Net assets 100.00%			$1,471,954
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.43	GBP3,625	$35

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
GBP/USD Foreign Currency Options	Goldman Sachs	12/15/2025	USD1.49	GBP(3,625)	$(12)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	817	7/25/2025	EUR129.00	EUR81,700	$64
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
Put
10 Year Euro-Bund Futures Options	(817)	7/25/2025	EUR128.00	EUR(81,700)	$(39)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Futures	Long	141	3/18/2026	USD46,637	$158
2 Year Italy Government Bond Futures	Long	239	9/10/2025	30,390	(13)
2 Year Euro-Schatz Futures	Short	300	9/10/2025	(37,900)	47
2 Year Canadian Government Bond Futures	Long	394	9/29/2025	30,572	23
2 Year U.S. Treasury Note Futures	Long	260	10/3/2025	54,086	92
3 Year Australian Treasury Bond Futures	Short	1	9/16/2025	(71)	— (l)
5 Year Euro-Bobl Futures	Long	403	9/10/2025	55,864	(127)
5 Year Canadian Government Bond Futures	Long	268	9/29/2025	22,458	101
5 Year U.S. Treasury Note Futures	Long	760	10/3/2025	82,840	884
10 Year French Government Bond Futures	Long	46	9/10/2025	6,710	(24)
10 Year Italy Government Bond Futures	Short	12	9/10/2025	(1,710)	(5)
10 Year Euro-Bund Futures	Short	683	9/10/2025	(104,711)	587

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
10 Year Australian Treasury Bond Futures	Short	118	9/15/2025	USD(8,901)	$(99)
10 Year Japanese Government Bond Futures	Short	106	9/22/2025	(102,331)	(348)
10 Year Canadian Government Bond Futures	Long	21	9/29/2025	1,881	1
10 Year Ultra U.S. Treasury Note Futures	Long	275	9/30/2025	31,423	678
10 Year UK Gilt Futures	Long	220	9/30/2025	28,094	375
10 Year U.S. Treasury Note Futures	Long	217	9/30/2025	24,331	469
20 Year U.S. Treasury Bond Futures	Long	115	9/30/2025	13,279	467
30 Year Euro-Buxl Futures	Short	46	9/10/2025	(6,434)	68
30 Year Ultra U.S. Treasury Bond Futures	Long	2	9/30/2025	238	5
					$3,339
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	3,740	USD	5,131	Morgan Stanley	7/1/2025	$3
USD	5,044	GBP	3,740	Morgan Stanley	7/1/2025	(90)
JPY	772,730	USD	5,329	Goldman Sachs	7/7/2025	41
USD	1,689	JPY	245,540	BNP Paribas	7/7/2025	(17)
EUR	14,600	USD	16,776	Citibank	7/8/2025	431
USD	1,028	EUR	890	UBS AG	7/8/2025	(20)
USD	1,739	EUR	1,510	Morgan Stanley	7/8/2025	(40)
USD	9,018	EUR	8,155	BNP Paribas	7/8/2025	(594)
EUR	18,217	USD	20,946	HSBC Bank	7/10/2025	527
USD	583	EUR	505	JPMorgan Chase	7/10/2025	(13)
USD	487	EUR	427	HSBC Bank	7/10/2025	(16)
USD	2,802	ZAR	50,000	UBS AG	7/10/2025	(20)
CNH	269,622	USD	37,612	Citibank	7/14/2025	98
EUR	2,692	USD	3,085	Standard Chartered Bank	7/14/2025	89
GBP	800	USD	1,082	Morgan Stanley	7/14/2025	17
AUD	2,600	USD	1,696	Standard Chartered Bank	7/14/2025	15
TRY	7,670	USD	189	Citibank	7/14/2025	1
INR	25,000	USD	291	Standard Chartered Bank	7/14/2025	— (l)
USD	858	NOK	8,645	Citibank	7/14/2025	— (l)
SEK	11,225	USD	1,191	BNP Paribas	7/14/2025	(4)
USD	1,731	CLP	1,623,750	Morgan Stanley	7/14/2025	(12)
USD	1,483	BRL	8,200	UBS AG	7/14/2025	(21)
USD	3,273	IDR	53,437,025	HSBC Bank	7/14/2025	(22)
USD	14,248	AUD	21,747	Citibank	7/14/2025	(69)
USD	2,353	BRL	13,480	Citibank	7/14/2025	(119)
EUR	5,075	USD	5,803	BNP Paribas	7/15/2025	182
CAD	5,525	USD	4,039	Bank of New York Mellon	7/15/2025	21
USD	863	EUR	745	Barclays Bank PLC	7/15/2025	(16)
EUR	34,176	USD	39,311	Bank of America	7/16/2025	992
USD	3,474	NOK	34,365	BNP Paribas	7/16/2025	64
EUR	4,922	GBP	4,185	BNP Paribas	7/16/2025	60
CNH	368,432	USD	51,481	HSBC Bank	7/16/2025	56
JPY	1,690,218	USD	11,717	Citibank	7/16/2025	43
CNH	68,468	USD	9,559	Citibank	7/16/2025	19
NZD	2,799	USD	1,704	UBS AG	7/16/2025	3
NOK	34,365	USD	3,412	UBS AG	7/16/2025	(2)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,711	EUR	2,330	Citibank	7/16/2025	$(37)
USD	16,932	EUR	14,600	UBS AG	7/16/2025	(285)
CAD	16,013	USD	11,740	Bank of New York Mellon	7/17/2025	31
JPY	2,279,574	USD	15,876	JPMorgan Chase	7/17/2025	(13)
USD	15,723	JPY	2,244,750	HSBC Bank	7/18/2025	101
JPY	1,135,410	USD	7,835	Bank of New York Mellon	7/18/2025	67
COP	2,800,000	USD	663	Morgan Stanley	7/18/2025	20
GBP	1,535	USD	2,090	Standard Chartered Bank	7/18/2025	17
IDR	14,450,980	USD	887	Citibank	7/18/2025	4
USD	10,414	KRW	14,246,054	Citibank	7/18/2025	(127)
USD	10,075	GBP	7,445	UBS AG	7/18/2025	(145)
USD	13,205	BRL	73,862	Citibank	7/18/2025	(327)
MYR	20,815	USD	4,902	Standard Chartered Bank	7/21/2025	41
THB	190,470	USD	5,839	Citibank	7/21/2025	40
SEK	32,900	USD	3,466	Morgan Stanley	7/21/2025	17
MYR	3,215	USD	758	JPMorgan Chase	7/21/2025	5
PLN	6,680	EUR	1,567	HSBC Bank	7/21/2025	4
USD	273	PLN	1,000	Citibank	7/21/2025	(4)
USD	2,280	CAD	3,109	HSBC Bank	7/21/2025	(6)
USD	899	MYR	3,934	HSBC Bank	7/21/2025	(36)
USD	1,343	MYR	5,889	BNP Paribas	7/21/2025	(55)
USD	1,304	MYR	5,740	Standard Chartered Bank	7/21/2025	(58)
USD	1,618	MYR	7,113	Standard Chartered Bank	7/21/2025	(71)
USD	2,922	MYR	12,851	Standard Chartered Bank	7/21/2025	(130)
USD	3,562	MYR	15,578	HSBC Bank	7/21/2025	(137)
USD	3,587	MYR	15,720	Standard Chartered Bank	7/21/2025	(145)
JPY	388,645	USD	2,751	Standard Chartered Bank	7/22/2025	(45)
USD	5,272	EUR	4,580	HSBC Bank	7/24/2025	(132)
GBP	3,981	EUR	4,620	BNP Paribas	7/25/2025	13
USD	5,494	EUR	4,805	UBS AG	7/25/2025	(177)
CHF	3,497	USD	4,361	Barclays Bank PLC	7/28/2025	63
MXN	35,424	USD	1,859	Morgan Stanley	7/28/2025	23
DKK	46,980	EUR	6,299	Bank of America	7/28/2025	— (l)
USD	5,237	NOK	52,916	Bank of America	7/28/2025	(14)
USD	11,415	DKK	73,090	Bank of America	7/28/2025	(151)
CZK	18,000	USD	852	Citibank	8/6/2025	6
SGD	1,400	USD	1,102	Bank of America	8/6/2025	3
CZK	47,290	EUR	1,908	Citibank	8/6/2025	2
HUF	1,284,310	EUR	3,202	Goldman Sachs	8/6/2025	(4)
USD	1,812	HUF	619,035	HSBC Bank	8/6/2025	(9)
USD	3,156	EUR	2,710	UBS AG	8/6/2025	(45)
EUR	5,100	CAD	8,144	Citibank	8/7/2025	31
USD	5,132	GBP	3,740	Morgan Stanley	8/11/2025	(3)
EUR	4,535	USD	5,211	HSBC Bank	9/12/2025	157
EUR	1,760	USD	2,053	UBS AG	9/17/2025	31
USD	1,567	EUR	1,362	UBS AG	9/17/2025	(46)
						$61

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$3	$—	$3
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(8)	—	(8)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(33)	—	(33)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	(33)	—	(33)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	62	—	62
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD25,620	21	—	21
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	25	—	25
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	226	—	226
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(172)	—	(172)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(35)	—	(35)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(39)	—	(39)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	26	—	26
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	7	—	7
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	47	—	47
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	31	—	31
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	30	—	30
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	112	—	112
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(17)	—	(17)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(18)	—	(18)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	(67)	—	(67)
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	(68)	—	(68)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	412	—	412
						$508	$—	$508
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(255)	$—	$(255)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(321)	—	(321)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(542)	—	(542)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(870)	—	(870)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL52,510	316	—	316
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	98	—	98
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	67	—	67
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	41	—	41
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(389)	—	(389)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,313)	—	(1,313)
							$(3,168)	$—	$(3,168)

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,037	$(45)	$(41)	$(4)
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890	246	350	(104)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	11,405	(856)	(735)	(121)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR15,490	(389)	(194)	(195)
					$(1,044)	$(620)	$(424)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR3,520	$386	$371	$15
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Investment funds 1.50%
Capital Group Central Corporate Bond Fund	$21,147	$513	$—	$—	$387	$22,047	$513
Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 4.35% (p)	23,214	269,520	258,213	(1)	(2)	34,518	858
Total 3.84%				$(1)	$385	$56,565	$1,371

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,770	$6,058	0.41%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,040	2,280	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,971	2,043	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,338	1,318	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (a)(i)	6/23/2023-3/24/2025	104	107	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023	94	96	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (g)(h)	9/13/2023-6/13/2025	2	2	0.00 (s)
Total		$11,319	$11,904	0.81%

(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,904,000, which represented 0.81% of the net assets of the fund.

(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,722,000, which represented 10.58% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,037,000, which represented 0.14% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Represents securities transacted on a TBA basis.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,222,000, which represented 0.90% of the net assets of the fund.
(n)	Security did not produce income during the last 12 months.
(o)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NDR = Norwegian Depositary Receipts
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

217	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 88.27%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 88.17%
Communication services 13.96%
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD102	$102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	586	581
CCO Holdings, LLC 5.375% 6/1/2029 (a)	525	523
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	454
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,181
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,484	2,370
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,958
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	73
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,708	2,570
CCO Holdings, LLC 4.50% 5/1/2032	2,419	2,254
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,232	2,042
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,646	4,139
Charter Communications Operating, LLC 4.80% 3/1/2050	437	350
Charter Communications Operating, LLC 3.70% 4/1/2051	473	315
Charter Communications Operating, LLC 3.90% 6/1/2052	950	653
Charter Communications Operating, LLC 5.25% 4/1/2053	577	491
Charter Communications Operating, LLC 3.85% 4/1/2061	175	112
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	870	823
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	460	426
Connect Finco SARL 9.00% 9/15/2029 (a)	6,630	6,672
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	225	228
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	80	82
CSC Holdings, LLC 5.50% 4/15/2027 (a)	430	411
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	329	321
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	1,698	1,676
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	81
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	40	36
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	4,210	4,199
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	209	210
DISH Network Corp. 11.75% 11/15/2027 (a)	12,368	12,759
EchoStar Corp. 10.75% 11/30/2029	4,187	4,316
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	3,157	2,883
Embarq, LLC 7.995% 6/1/2036	4,729	2,171
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,755	3,807
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,653
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,261	3,306
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	239
Gray Media, Inc. 7.00% 5/15/2027 (a)	325	325
Gray Media, Inc. 10.50% 7/15/2029 (a)	4,250	4,569
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	599
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	1,124	1,124
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	6,565	6,711
Lamar Media Corp. 4.00% 2/15/2030	260	249
Lamar Media Corp. 3.625% 1/15/2031	160	148
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	550	465
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	3,213	1,108
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	688	688
News Corp. 3.875% 5/15/2029 (a)	710	680
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	1,254	1,252
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,685
Paramount Global 7.875% 7/30/2030	130	144
Paramount Global 6.875% 4/30/2036	490	502
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,240	1,254
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,728
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	695

American Funds Insurance Series	218

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	USD3,489	$3,353
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	590	587
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,100	2,860
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,756	5,120
Snap, Inc. 6.875% 3/1/2033 (a)	1,540	1,581
Sprint Capital Corp. 6.875% 11/15/2028	316	339
Sprint Capital Corp. 8.75% 3/15/2032	716	869
Sprint, LLC 7.625% 3/1/2026	480	485
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,285	1,230
TEGNA, Inc. 5.00% 9/15/2029	861	823
T-Mobile USA, Inc. 3.375% 4/15/2029	860	828
Univision Communications, Inc. 6.625% 6/1/2027 (a)	3,170	3,164
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,455	2,493
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,170	4,706
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,397	2,357
Univision Communications, Inc. 8.50% 7/31/2031 (a)	1,235	1,237
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	1,300	1,192
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,027	956
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	490	412
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	405	273
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,405
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	895
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	204
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	370	360
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	1,464	1,432
Ziggo BV 4.875% 1/15/2030 (a)	865	809
		138,870

Energy 12.69%
3R Lux SARL 9.75% 2/5/2031 (a)	675	683
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	620	616
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	40	41
Antero Resources Corp. 5.375% 3/1/2030 (a)	130	131
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	256
Archrock Partners, LP 6.625% 9/1/2032 (a)	420	428
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	650	651
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	500	509
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	475	482
Baytex Energy Corp. 8.50% 4/30/2030 (a)	645	646
Baytex Energy Corp. 7.375% 3/15/2032 (a)	330	315
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,196
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,275	2,079
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	1,034	915
California Resources Corp. 7.125% 2/1/2026 (a)	195	196
California Resources Corp. 8.25% 6/15/2029 (a)	520	534
Chord Energy Corp. 6.75% 3/15/2033 (a)	1,315	1,344
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,272
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	578
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	759
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	730	742
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,547	2,578
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	298
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	265
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,504	1,511
CNX Resources Corp. 7.375% 1/15/2031 (a)	861	899

219	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (a)	USD1,300	$1,347
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	865
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	2,150	2,190
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	1,258	1,312
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,790	1,749
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,490	1,426
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	496
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	438
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,361
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	294
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	610	627
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	1,360	1,503
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	730	697
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	765	707
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 6.375% 4/1/2029 (a)	185	191
EQT Corp. 4.75% 1/15/2031 (a)	1,350	1,330
EQT Corp. 3.625% 5/15/2031 (a)	290	269
Expand Energy Corp. 6.75% 4/15/2029 (a)	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,295
Expand Energy Corp. 4.75% 2/1/2032	290	282
Expand Energy Corp. 4.875% 4/15/2032 (e)	4,300	17
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,617
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,302
Genesis Energy, LP 7.875% 5/15/2032	2,540	2,643
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	460	484
Global Partners, LP 7.125% 7/1/2033 (a)	265	269
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,054
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,392	1,417
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	820	867
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	845	858
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	359
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	455	468
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,376
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	492
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	795
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	814
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	758
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	970	927
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,306
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	250	259
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	362
Matador Resources Co. 6.875% 4/15/2028 (a)	425	434
Matador Resources Co. 6.50% 4/15/2032 (a)	720	721
Matador Resources Co. 6.25% 4/15/2033 (a)	800	796
MEG Energy Corp. 5.875% 2/1/2029 (a)	1,430	1,429
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	739	15
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	391
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	757
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	755	746
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	75	67
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	990	949
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	525	390
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	935	520
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	267	147

American Funds Insurance Series	220

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NFE Financing, LLC 12.00% 11/15/2029 (a)	USD17,123	$7,788
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	1,110	1,114
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,727
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	1,900	1,918
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	371
NuStar Logistics, LP 6.00% 6/1/2026	286	287
Occidental Petroleum Corp. 6.60% 3/15/2046	692	683
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,101
Parkland Corp. 5.875% 7/15/2027 (a)	605	606
Parkland Corp. 4.625% 5/1/2030 (a)	440	422
Parkland Corp. 6.625% 8/15/2032 (a)	70	72
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	58	59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	991
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,505
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	695	686
Petroleos Mexicanos 6.875% 8/4/2026	155	155
Petroleos Mexicanos 6.49% 1/23/2027	160	159
Petroleos Mexicanos 5.35% 2/12/2028	125	120
Petroleos Mexicanos 6.50% 1/23/2029	140	137
Petroleos Mexicanos 8.75% 6/2/2029	777	805
Petroleos Mexicanos 6.84% 1/23/2030	510	493
Petroleos Mexicanos 5.95% 1/28/2031	715	647
Petroleos Mexicanos 6.50% 6/2/2041	10	7
Petroleos Mexicanos 6.75% 9/21/2047	31	22
Petroleos Mexicanos 6.35% 2/12/2048	10	7
Petroleos Mexicanos 7.69% 1/23/2050	185	146
Petroleos Mexicanos 6.95% 1/28/2060	460	331
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030 (a)	285	277
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	268	267
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	204
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	317
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,745	1,787
Sunoco, LP 6.00% 4/15/2027	547	547
Sunoco, LP 5.875% 3/15/2028	290	291
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,914
Sunoco, LP 4.50% 4/30/2030	1,880	1,809
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,403
Sunoco, LP 6.25% 7/1/2033 (a)	810	824
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,009
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,265	1,293
Targa Resources Partners, LP 6.50% 7/15/2027	133	133
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
TGS ASA 8.50% 1/15/2030 (a)	710	736
Tidewater, Inc. 9.125% 7/15/2030 (a)	290	299
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	436	441
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	369	369
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	1,074	1,092
Transocean, Inc. 8.00% 2/1/2027 (a)	140	138
Transocean, Inc. 8.75% 2/15/2030 (a)	399	411
Transocean, Inc. 8.50% 5/15/2031 (a)	665	594
Transocean, Inc. 6.80% 3/15/2038	425	299
USA Compression Partners, LP 6.875% 9/1/2027	332	333
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	441
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,190	1,123
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	195	201

221	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	USD1,600	$1,482
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,260	1,103
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	946
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	441
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	750	759
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,300	1,351
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	492	532
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	413	402
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	1,140	1,222
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,425	1,425
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,051
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,470
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	599
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	3,309	3,413
Western Midstream Operating, LP 4.50% 3/1/2028	239	238
Western Midstream Operating, LP 5.25% 2/1/2050	300	253
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	393
		126,268

Financials 9.18%
AG Issuer, LLC 6.25% 3/1/2028 (a)	1,286	1,287
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	392	406
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)	285	286
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	1,265	1,292
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	545
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,460	1,440
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	683
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	845	862
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,420	3,530
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,605
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,146
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,815	1,911
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,235
Aretec Group, Inc. 10.00% 8/15/2030 (a)	755	831
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	496	498
Blackstone Private Credit Fund 6.00% 11/22/2034	795	778
Block, Inc. 2.75% 6/1/2026	1,640	1,607
Block, Inc. 3.50% 6/1/2031	1,820	1,671
Block, Inc. 6.50% 5/15/2032	920	950
Blue Owl Capital Corp. 3.40% 7/15/2026	290	285
Blue Owl Capital Corp. 3.125% 4/13/2027	600	580
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	959
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	391
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	1,660	1,763
Brown & Brown, Inc. 5.25% 6/23/2032	92	94
Brown & Brown, Inc. 5.55% 6/23/2035	266	271
Brown & Brown, Inc. 6.25% 6/23/2055	331	342
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,416	3,205
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,554	2,276
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,661	3,289
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	710	601
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,280	1,277
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,140

American Funds Insurance Series	222

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (a)	USD165	$165
HUB International, Ltd. 7.25% 6/15/2030 (a)	767	802
HUB International, Ltd. 7.375% 1/31/2032 (a)	870	911
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	146	146
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	402
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,335	1,282
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,075	1,106
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	830	861
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (g)	160	148
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	684
MPT Finance Corp. 7.00% 2/15/2032	EUR705	852
MSCI, Inc. 3.875% 2/15/2031 (a)	USD630	595
MSCI, Inc. 3.625% 11/1/2031 (a)	341	314
MSCI, Inc. 3.25% 8/15/2033 (a)	584	512
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	380	395
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,245
Navient Corp. 4.875% 3/15/2028	550	543
Navient Corp. 5.50% 3/15/2029	3,815	3,739
Navient Corp. 9.375% 7/25/2030	1,547	1,708
Navient Corp. 11.50% 3/15/2031	880	998
Navient Corp. 7.875% 6/15/2032	1,455	1,515
Navient Corp. 5.625% 8/1/2033	2,463	2,267
OneMain Finance Corp. 3.875% 9/15/2028	165	158
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,085
OneMain Finance Corp. 5.375% 11/15/2029	950	935
OneMain Finance Corp. 7.875% 3/15/2030	915	973
OneMain Finance Corp. 4.00% 9/15/2030	245	226
OneMain Finance Corp. 7.50% 5/15/2031	125	131
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,390
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,047
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	4,101	4,113
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	475	476
Owl Rock Capital Corp. 3.75% 7/22/2025	145	145
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,497
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	675	702
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	450
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	534
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	230	230
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	508
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	697
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	812
SLM Corp. 6.50% 1/31/2030	680	714
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	649
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	632
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	535	553
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	398
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	2,891	2,932
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,240	3,373
WEX, Inc. 6.50% 3/15/2033 (a)	550	555
		91,340

Consumer discretionary 9.11%
Advance Auto Parts, Inc. 5.95% 3/9/2028	853	873
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,470	1,379
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,428

223	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)	509	509
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	539
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	2,545	2,478
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,395
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	305	319
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	1,849	1,931
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,232
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	571
Bath & Body Works, Inc. 6.875% 11/1/2035	1,581	1,642
Bath & Body Works, Inc. 6.75% 7/1/2036	910	926
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	591	594
Boyd Gaming Corp. 4.75% 12/1/2027	441	439
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	575	552
Boyne USA, Inc. 4.75% 5/15/2029 (a)	650	631
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,794	1,714
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	2,345	2,430
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,570	1,612
Carnival Corp. 5.75% 3/1/2027 (a)	505	510
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,420
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,855
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	150	160
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,800	1,725
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,155	1,990
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,295	1,218
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	102	102
Ford Motor Co. 3.25% 2/12/2032	500	422
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	488
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	202
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	502
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	478
Gap, Inc. 3.625% 10/1/2029 (a)	170	158
Gap, Inc. 3.875% 10/1/2031 (a)	108	97
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	533
Genting New York, LLC 7.25% 10/1/2029 (a)	1,240	1,287
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	585	573
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,753
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,266	2,401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,123	1,127
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	406
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	983
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	569
Hyatt Hotels Corp. 5.75% 3/30/2032	269	276
Hyundai Capital America 1.65% 9/17/2026 (a)	70	68
International Game Technology PLC 4.125% 4/15/2026 (a)	465	465
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,056
KB Home 6.875% 6/15/2027	330	340
KB Home 7.25% 7/15/2030	330	342
Kohl’s Corp. 5.125% 5/1/2031 (g)	90	65
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	348
Las Vegas Sands Corp. 6.20% 8/15/2034	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,314
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,452

American Funds Insurance Series	224

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Levi Strauss & Co. 3.50% 3/1/2031 (a)	USD1,175	$1,076
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	470	485
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	305	319
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	205	206
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,040
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	666
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	727
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	75	74
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	555	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	325	318
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	95	36
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(g)	166	63
MGM Resorts International 5.50% 4/15/2027	200	201
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	375	377
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	611
Newell Brands, Inc. 6.625% 9/15/2029	435	431
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	416
Newell Brands, Inc. 6.875% 4/1/2036	355	341
Newell Brands, Inc. 7.00% 4/1/2046	165	141
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	350	334
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	500	— (i)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)	965	893
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	510
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	646
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	745	767
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026 (a)	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,105	1,120
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	705	725
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	625	637
Sally Holdings, LLC 6.75% 3/1/2032	2,887	2,966
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	190	183
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	1,298	1,298
Service Corp. International 4.625% 12/15/2027	405	403
Service Corp. International 5.125% 6/1/2029	75	75
Service Corp. International 3.375% 8/15/2030	190	175
Service Corp. International 4.00% 5/15/2031	515	482
Service Corp. International 5.75% 10/15/2032	350	354
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	91
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	2,181	2,118
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,669	2,539
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	327
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	962
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	192
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,495	2,440
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	316
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	550	569
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	571
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	400	396
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	615	613
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	543
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	482	479

225	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$520
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	1,300	1,309
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	250	245
		90,635

Health care 8.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	2,015	2,034
AdaptHealth, LLC 6.125% 8/1/2028 (a)	435	436
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,042
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,505	1,431
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	581
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,005
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	588
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	70	73
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	447	448
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	939	937
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,156	1,102
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	364
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,335	1,127
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	530	525
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	14
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	1,262	800
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	1,277	755
Biocon Biologics Global PLC 6.67% 10/9/2029	200	190
Centene Corp. 4.625% 12/15/2029	945	920
Centene Corp. 3.375% 2/15/2030	52	48
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	969
Centene Corp. 2.625% 8/1/2031	615	527
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	550	517
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	1,395	1,375
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	775
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,990	1,767
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	873
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	180	191
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (g)	200	201
DaVita, Inc. 4.625% 6/1/2030 (a)	1,085	1,040
DaVita, Inc. 3.75% 2/15/2031 (a)	875	796
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,338
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,103
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,718
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	1,757	1,758
Grifols SA 3.875% 10/15/2028	EUR340	384
Grifols SA 4.75% 10/15/2028 (a)	USD2,000	1,924
Grifols SA 7.50% 5/1/2030	EUR1,320	1,631
HCA, Inc. 3.50% 9/1/2030	USD180	170
HCA, Inc. 4.625% 3/15/2052	233	187
HCA, Inc. 7.50% 11/15/2095	250	272
Insulet Corp. 6.50% 4/1/2033 (a)	372	388
IQVIA, Inc. 5.00% 10/15/2026 (a)	603	603
IQVIA, Inc. 6.50% 5/15/2030 (a)	660	681
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,205	1,238
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	489
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	174	180
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,380	1,325
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	940

American Funds Insurance Series	226

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD1,985	$1,971
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	552	552
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	995	973
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,514	1,409
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	2,750	2,505
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,495	1,523
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,328	1,192
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	5,290	4,974
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	404
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	2,347	2,309
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,830	2,840
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)	1,770	1,766
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	505	526
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	665	679
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	36	36
Tenet Healthcare Corp. 6.25% 2/1/2027	320	320
Tenet Healthcare Corp. 5.125% 11/1/2027	375	375
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,572
Tenet Healthcare Corp. 4.375% 1/15/2030	895	867
Tenet Healthcare Corp. 6.125% 6/15/2030	25	26
Tenet Healthcare Corp. 6.75% 5/15/2031	860	890
Tenet Healthcare Corp. 6.875% 11/15/2031	100	108
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	452
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,790	6,834
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	437
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,087
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	940	961
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	942	679
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	621
		83,113

Materials 8.13%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,037
ArcelorMittal SA 7.00% 10/15/2039	488	541
ArcelorMittal SA 6.75% 3/1/2041	825	870
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	690	630
Avient Corp. 6.25% 11/1/2031 (a)	225	227
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	457
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	359
Ball Corp. 2.875% 8/15/2030	160	144
Ball Corp. 3.125% 9/15/2031	1,530	1,374
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	1,875	1,758
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	251
Celanese US Holdings, LLC 6.415% 7/15/2027	45	47
Celanese US Holdings, LLC 6.50% 4/15/2030	520	533
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 6.75% 4/15/2033	1,290	1,304
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,363
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,346	2,157
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	2,354	2,320
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	920	891
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,734
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	1,863
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	1,921

227	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	USD210	$197
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	150	146
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	565
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	3,403
CVR Partners, LP 6.125% 6/15/2028 (a)	685	687
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	2,207	2,212
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	4,240	4,505
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	675	693
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	389
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	9,297	8,192
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	6,051	5,357
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	612	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	497
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	286
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	515
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	819
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	638	625
LABL, Inc. 10.50% 7/15/2027 (a)	160	153
LSB Industries, Inc. 6.25% 10/15/2028 (a)	155	154
Magnera Corp. 4.75% 11/15/2029 (a)	815	721
Magnera Corp. 7.25% 11/15/2031 (a)	530	500
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	382	383
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	555	551
Methanex Corp. 5.125% 10/15/2027	2,415	2,408
Methanex Corp. 5.25% 12/15/2029	712	704
Methanex Corp. 5.65% 12/1/2044	465	370
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	860	858
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	200	204
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	393	393
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,919	1,929
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,865
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	747
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,365	1,314
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,271
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	697
Novelis Corp. 3.25% 11/15/2026 (a)	485	478
Novelis Corp. 3.875% 8/15/2031 (a)	497	447
Olin Corp. 5.625% 8/1/2029	200	199
Olin Corp. 5.00% 2/1/2030	180	174
Olin Corp. 6.625% 4/1/2033 (a)	80	79
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	835	859
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,027
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	170	170
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(g)	1,280	1,259
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(g)	460	452
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	660	643
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	499
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	585	619
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,089
Tronox, Inc. 4.625% 3/15/2029 (a)	740	639
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)	540	297
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)	543	299
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	894	492

American Funds Insurance Series	228

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	USD194	$195
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	845
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	611
		80,834

Information technology 7.36%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	1,350	1,385
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,735	1,752
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,379
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,625	1,731
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	1,407	1,410
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	2,190	2,135
CommScope, LLC 8.25% 3/1/2027 (a)	1,404	1,400
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,089
CommScope, LLC 4.75% 9/1/2029 (a)	103	101
CommScope, LLC 9.50% 12/15/2031 (a)	525	550
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	645	654
CoreWeave, Inc. 9.25% 6/1/2030 (a)	425	435
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,860	6,231
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	282
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	300	307
Fair Isaac Corp. 4.00% 6/15/2028 (a)	2,340	2,279
Fair Isaac Corp. 6.00% 5/15/2033 (a)	3,120	3,156
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	3,610	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(j)	75	76
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	461
Gartner, Inc. 4.50% 7/1/2028 (a)	703	696
Gartner, Inc. 3.75% 10/1/2030 (a)	126	118
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	746
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	3,675	3,783
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,595	3,203
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,415	2,435
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	290
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	2,420	2,497
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	623	627
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	875	878
McAfee Corp. 7.375% 2/15/2030 (a)	275	260
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,957
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	338
Open Text Corp. 3.875% 2/15/2028 (a)	645	626
Open Text Corp. 3.875% 12/1/2029 (a)	250	236
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	985	1,024
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	356
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,376
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,933
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,522
Viasat, Inc. 6.50% 7/15/2028 (a)	1,505	1,424
Viasat, Inc. 7.50% 5/30/2031 (a)	2,394	2,076
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	215
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)(j)	3,138	3,174
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)(j)	547	553
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	1,135	869
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	269	203
		73,179

229	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 7.03%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD2,063	$1,812
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	1,322	1,085
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	465	435
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	829	827
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	265	265
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	405	423
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	91
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,916
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	1,392	1,383
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,688	2,562
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,643	3,364
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	1,006	1,001
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	364
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	217
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,060	3,020
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,660	1,583
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	218
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	395	406
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,840	1,726
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,425
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,560	2,310
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	440	440
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	315	307
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	38
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	615	643
MPT Operating Partnership, LP 5.00% 10/15/2027	10,058	9,299
MPT Operating Partnership, LP 4.625% 8/1/2029	170	134
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,079
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,269	4,471
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	170	170
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	795
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	761
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	659
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	430
SBA Communications Corp. 3.125% 2/1/2029	131	124
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,495
Service Properties Trust 4.95% 2/15/2027	2,131	2,105
Service Properties Trust 5.50% 12/15/2027	750	744
Service Properties Trust 3.95% 1/15/2028	3,031	2,802
Service Properties Trust 8.375% 6/15/2029	2,460	2,560
Service Properties Trust 4.95% 10/1/2029	3,518	3,073
Service Properties Trust 4.375% 2/15/2030	3,180	2,677
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,210
Service Properties Trust 8.875% 6/15/2032	1,230	1,266
VICI Properties, LP 3.875% 2/15/2029 (a)	1,130	1,094
		69,970

Industrials 6.87%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	108	108
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	271
ADT Security Corp. 4.125% 8/1/2029 (a)	200	193
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	1,120	1,146
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	959
Ambipar Lux SARL 9.875% 2/6/2031 (a)	226	214
Ambipar Lux SARL 10.875% 2/5/2033 (a)	200	190
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,145	1,179

American Funds Insurance Series	230

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD415	$435
Aramark Services, Inc. 5.00% 2/1/2028 (a)	760	758
ATI, Inc. 4.875% 10/1/2029	690	676
ATI, Inc. 7.25% 8/15/2030	375	393
ATI, Inc. 5.125% 10/1/2031	775	758
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	761
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	53
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	892
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	35	37
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	461
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	2,098	1,995
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	935	964
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,320	1,362
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	605	629
Boeing Co. (The) 3.60% 5/1/2034	190	168
Boeing Co. (The) 5.805% 5/1/2050	34	33
Boeing Co. (The) 6.858% 5/1/2054	352	386
Boeing Co. (The) 7.008% 5/1/2064	120	132
Bombardier, Inc. 7.45% 5/1/2034 (a)	115	125
Brink’s Co. (The) 6.50% 6/15/2029 (a)	170	175
Brink’s Co. (The) 6.75% 6/15/2032 (a)	170	177
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	161
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	323
Chart Industries, Inc. 7.50% 1/1/2030 (a)	523	548
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	878
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	839
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	766	763
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	116	119
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,004	2,868
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	980	1,005
Enviri Corp. 5.75% 7/31/2027 (a)	1,295	1,279
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,870	3,036
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	490	521
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	700	697
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,735	1,784
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	280	280
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	467
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	930
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,110	1,164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	645	579
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	71	59
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	15	13
Icahn Enterprises, LP 6.25% 5/15/2026	818	813
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,641
Icahn Enterprises, LP 9.75% 1/15/2029	1,090	1,060
Icahn Enterprises, LP 4.375% 2/1/2029	855	719
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	89
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	810	815
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	854	856
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	387
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	275	264
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,105	1,077
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	375
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,035	915
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	606
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	215	149

231	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	USD475	$461
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,745	1,802
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	185	187
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,155	1,100
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,378
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	110	107
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	2,610	2,733
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	725
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	441
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	785
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	34	36
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	195	215
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027 (b)(c)	1,081	1,083
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	446
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	100	100
Titan International, Inc. 7.00% 4/30/2028	750	754
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	77
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	369
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,540	1,596
TransDigm, Inc. 6.00% 1/15/2033 (a)	405	408
TransDigm, Inc. 6.375% 5/31/2033 (a)	400	401
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	395	399
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	755	759
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	701
United Rentals (North America), Inc. 3.75% 1/15/2032	570	524
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	320
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	234
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	1,600	1,665
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	331
XPO, Inc. 6.25% 6/1/2028 (a)	70	71
XPO, Inc. 7.125% 6/1/2031 (a)	533	559
XPO, Inc. 7.125% 2/1/2032 (a)	390	409
		68,379

Consumer staples 3.50%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,198	1,136
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	458
Amer Sports Co. 6.75% 2/16/2031 (a)	130	135
B&G Foods, Inc. 5.25% 9/15/2027	1,758	1,603
B&G Foods, Inc. 8.00% 9/15/2028 (a)	1,375	1,326
Central Garden & Pet Co. 4.125% 10/15/2030	915	865
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,740	1,617
Coty, Inc. 5.00% 4/15/2026 (a)	280	281
Coty, Inc. 4.75% 1/15/2029 (a)	1,070	1,047
Coty, Inc. 6.625% 7/15/2030 (a)	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,350	1,369
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	972
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	775	820
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	158	159
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	346
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	485	503
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,920	1,833
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	480	451

American Funds Insurance Series	232

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Mars, Inc. 4.60% 3/1/2028 (a)	USD150	$151
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	660	674
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	705	704
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	573	553
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	725	742
Post Holdings, Inc. 5.50% 12/15/2029 (a)	451	449
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,746
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,064
Post Holdings, Inc. 6.25% 2/15/2032 (a)	2,570	2,644
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	138	137
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,176
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,130	1,944
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	951
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	2,738	2,773
US Foods, Inc. 4.625% 6/1/2030 (a)	510	497
US Foods, Inc. 5.75% 4/15/2033 (a)	470	471
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,987
		34,853

Utilities 1.94%
AmeriGas Partners, LP 5.75% 5/20/2027	302	300
Calpine Corp. 4.50% 2/15/2028 (a)	150	149
Calpine Corp. 3.75% 3/1/2031 (a)	500	475
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	470	472
Edison International 6.25% 3/15/2030	50	51
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (g)(k)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	350	356
FirstEnergy Corp. 2.25% 9/1/2030	980	871
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	366
Lightning Power, LLC 7.25% 8/15/2032 (a)	650	685
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	2,755	2,864
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	848	839
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	277	278
NRG Energy, Inc. 3.625% 2/15/2031 (a)	110	101
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	201
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	601
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,297
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)	75	78
PG&E Corp. 5.00% 7/1/2028	390	380
PG&E Corp. 5.25% 7/1/2030	2,800	2,669
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	2,050	1,947
Saavi Energia SARL 8.875% 2/10/2035 (a)	620	648
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,227	1,316
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	279	280
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	440	456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	422
		19,267

233	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	USD546	$529
Total corporate bonds, notes & loans		877,237
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	603	603
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	327	202
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	361	228
Total municipals		430
Total bonds, notes & other debt instruments (cost: $880,995,000)		878,270
Convertible bonds & notes 0.05%
Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	379	447
Total convertible bonds & notes (cost: $403,000)		447
Common stocks 5.94%	Shares
Health care 1.78%
Rotech Healthcare, Inc. (f)(h)(j)	201,793	15,193
Endo, Inc. (h)	98,388	2,065
Endo GUC Trust, Class A1 (a)(h)	192,719	107
Endo, Inc., 1L 7.50% Escrow (f)(h)	5,505,000	— (i)
Endo, Inc., 1L 6.875% Escrow (f)(h)	520,000	— (i)
Endo, Inc., 1L 6.125% Escrow (f)(h)	525,000	— (i)
Mallinckrodt PLC (h)	3,631	308
		17,673

Information technology 1.57%
Diebold Nixdorf, Inc. (h)	281,243	15,581

Utilities 1.13%
Talen Energy Corp. (h)	37,868	11,011
PG&E Corp.	18,786	262
		11,273

Energy 1.04%
Constellation Oil Services Holding SA (NDR) (h)	11,240,370	5,018
Ascent Resources, LLC, Class A (f)(j)	62,978	3,113
Expand Energy Corp.	6,708	784
Weatherford International	10,059	506
New Fortress Energy, Inc., Class A (h)	109,371	363
Altera Infrastructure, LP (f)	9,127	282
Mesquite Energy, Inc. (f)(h)	3,558	202
Exxon Mobil Corp.	739	80
Bighorn Permian Resources, LLC (f)	2,894	— (i)
		10,348

American Funds Insurance Series	234

American High-Income Trust (continued)
Common stocks (continued)	Shares	Value (000)

Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(h)	46,955	$3,535
Party City Holdco, Inc. (f)(h)	126,254	— (i)
Party City Holdco, Inc. (a)(f)(h)	1,260	— (i)
NMG Parent, LLC (f)(h)	8,350	— (i)
		3,535

Communication services 0.04%
Intelsat SA	8,182	355
iHeartMedia, Inc., Class A (h)	22,639	40
DSG TopCo, Inc. (h)	2,108	32
		427

Financials 0.03%
Navient Corp.	20,000	282

Materials 0.00%
Venator Materials PLC (f)(h)	3,232	— (i)
Total common stocks (cost: $41,230,000)		59,119
Preferred securities 0.40%
Consumer discretionary 0.25%
MYT Holdings, LLC, Series A, 10.00% preferred shares (h)	1,915,904	2,515

Industrials 0.15%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	1,022	1,468
Total preferred securities (cost: $2,772,000)		3,983
Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (h)	457	47
Total rights & warrants (cost: $275,000)		47
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)(m)	451,694	45,170
Total short-term securities (cost: $45,164,000)		45,170
Total investment securities 99.21% (cost: $970,839,000)		987,036
Other assets less liabilities 0.79%		7,903
Net assets 100.00%		$994,939

235	American Funds Insurance Series

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	89	10/3/2025	USD18,514	$73
5 Year U.S. Treasury Note Futures	Long	101	10/3/2025	11,009	124
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2025	(914)	(23)
10 Year U.S. Treasury Note Futures	Short	13	9/30/2025	(1,458)	(31)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2025	(119)	(5)
					$138
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD26,570	$(1,994)	$(1,513)	$(482)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$— (i)
Investments in affiliates (m)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 4.35% (l)	$45,641	$122,689	$123,157	$(6)	$2	$45,169	$863

American Funds Insurance Series	236

American High-Income Trust (continued)
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(h)	9/26/2013	$4,331	$15,193	1.53%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023-3/24/2025	3,077	3,174	0.32
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	10/22/2024-3/24/2025	523	553	0.06
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	3,554	3,638	0.36
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	75	76	0.01
Ascent Resources, LLC, Class A (f)	11/15/2016	302	3,113	0.31
Total		$11,862	$25,747	2.59%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $639,255,000, which represented 64.25% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,300,000, which represented 3.95% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Step bond; coupon rate may change at a later date.
(h)	Security did not produce income during the last 12 months.
(i)	Amount less than one thousand.
(j)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,747,000, which represented 2.59% of the net assets of the fund.

(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	Rate represents the seven-day yield at 6/30/2025.
(m)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
EUR = Euros
GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

237	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 94.97%	Principal amount (000)	Value (000)
Mortgage-backed obligations 89.32%
Federal agency mortgage-backed obligations 88.12%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)(c)	28	28
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	97	91
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	5
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	126	109
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	221	183
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	278	230
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	71	63
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	150	133
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	82	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	170	151
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	213	190
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	37	39
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	26	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	26	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	15	15
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	22	21
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	91	76
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	17	14
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	4
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	100	80
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	63	53
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	35	28
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	129	104
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	23	22
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,394	1,165
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)(c)	1,485	1,195
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	343	275
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	166	132
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	174	155
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	22	19
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	31	27
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	371	311
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	23	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	386	326
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	181	153
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	32	28
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	199	168
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	79	70
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	232	203
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	383	319

American Funds Insurance Series	238

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	USD41	$36
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	916	795
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	284	265
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	951	887
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	163	147
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	978	967
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	690	547
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	98	96
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	35	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	149	143
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	427	410
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,113	1,036
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	64	64
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	94	97
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	77	79
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	1,935	1,903
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	216	226
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	60	63
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	42	40
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	1,710	1,682
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	49	48
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	49	49
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	256	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	259	255
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	736	737
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	344	350
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	138	132
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	200	200
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	415	423
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	88	85
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	254	244
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (a)	279	280
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	841	842
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	41	42
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	13	13
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	298	311
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	78	78
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	447	463
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	214	222
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	206	197
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,472	1,473
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	149	149
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	139	139
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	38	40
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	129	132
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	17	18
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	271	275
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	239	245
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	279	290
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	554	565
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	169	172
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	131	134
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	115	117

239	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	USD60	$61
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	39	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	696	725
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	435	453
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	304	315
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	131	136
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	127	133
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	78	82
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	479	506
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	226	230
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	192	196
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	140	142
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	75	76
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	55	56
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	29	29
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	160	167
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	507	509
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	274	276
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	214	214
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	462	472
Fannie Mae Pool #DC3477 6.50% 9/1/2054 (a)	236	244
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	109	109
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	409	416
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	26	26
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	326	319
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	58	58
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	43	43
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	186	179
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	431	423
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	552	561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	43	43
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	144	134
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	231	235
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	40	40
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	580	580
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	442	450
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	99	102
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	89	91
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	485	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	285	290
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	2,075	2,145
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	298	292
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	409	416
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	153	150
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	183	183
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	27	28
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	115	103
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	124	111
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	43	37
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	42	40
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	719	637
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(d)(e)	184	179
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)(c)	— (b)	— (b)

American Funds Insurance Series	240

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	USD1	$1
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	459	461
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	143	133
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	41	38
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,460	1,210
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	275	246
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	77	66
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(e)	248	247
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	22	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	12	11
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	41	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	19	19
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	14	13
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	36	35
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	129	114
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	4
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	681	540
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	170	136
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	179	150
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	299	240
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	278	224
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	206	180
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	67	54
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	56	47
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	143	130
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)(c)	940	862
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	687	545
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,360	1,180
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	665	576
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,254	1,088
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	124	98
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	111	96
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	870	787
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	1,057	1,014
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	569	560
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	216	216
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	226	223
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	97	98
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	320	313
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	695	723
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	30	26
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	57	54
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	39	39
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	111	110
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	77	76
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	86	86
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	124	119
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,080	1,061
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	50	51
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	275	276

241	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	USD57	$59
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	50	51
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	35	36
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	28	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	802	804
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	50	50
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	34	35
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(c)	2,560	2,607
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	926	943
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	112	115
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	422	429
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	316	322
Freddie Mac Pool #SD8371 5.00% 11/1/2053 (a)	1,009	991
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	242	238
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	70	73
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	431	432
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,626	1,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,283	1,309
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	51	53
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	10	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	50	51
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	64	64
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	13	13
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	55	58
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	62	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	25	26
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	8	8
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	436	454
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	64	67
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	664	692
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	216	225
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	49	51
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	230	234
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	200	204
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	180	185
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	72	74
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	64	65
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	32	33
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	198	205
Freddie Mac Pool #QI9547 6.50% 7/1/2054 (a)	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	72	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	290	292
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	253	258
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	172	175
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	141	144
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	38	38
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,610	1,668
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	245	255
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	114	119
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	99	103
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	61	63
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	43	44
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	212	212
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	124	126
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	66	67

American Funds Insurance Series	242

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	USD64	$66
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	57	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	36	36
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	17	17
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	36	37
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	20	21
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	164	169
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	469	469
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	572	561
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	521	511
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	377	377
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8	8
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	27	27
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	509	473
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	274	262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	134	136
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	64	65
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	16	16
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	129	126
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	77	79
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	46	46
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	274	269
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	15	15
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,199	1,176
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	423	423
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	941	957
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(e)	79	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	79	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	152	142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(e)	106	100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	81	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	630	546
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	188	183
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	289	260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	293	268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	251	225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	252	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	301	272
Government National Mortgage Assn. 4.00% 7/1/2055 (a)(f)	355	330
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(f)	80	79
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(f)	273	273
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	557	544
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038 (a)	232	218
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039 (a)	47	45
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039 (a)	473	446
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	66
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040 (a)	73	69
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	154	154
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	77	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	77	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	180	166

243	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	USD38	$35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)(c)	775	735
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	83	68
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	34	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	74	60
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	317	265
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	76	63
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	495	416
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	311	263
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	67	57
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	162	137
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	133	112
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	42	36
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	50	44
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	218	185
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	59	52
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	153	144
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	239	230
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	79	73
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	108	104
Government National Mortgage Assn. Pool #AN1825 4.517% 6/20/2065 (a)	21	21
Government National Mortgage Assn. Pool #AO0461 4.559% 8/20/2065 (a)	6	6
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065 (a)	23	23
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	93	92
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	204	149
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(f)	125	122
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	5,044	4,183
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	2,635	2,372
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	326	303
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	25	24
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	4,621	4,700
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	371	391
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(f)	1,180	935
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	1,495	1,293
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	690	641
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(f)	2,892	2,982
		104,103

Commercial mortgage-backed securities 0.74%
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) x.xx% 7/15/2042 (a)(d)(e)	200	201
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	100	101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 4/15/2037 (a)(d)(e)	96	96
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(d)(e)	379	391
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (a)(d)(e)	86	86
		875

Collateralized mortgage-backed obligations (privately originated) 0.46%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(d)(e)	136	130
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(d)(e)	56	50

American Funds Insurance Series	244

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (a)(d)(e)	USD86	$87
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(d)(e)	184	187
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(d)(e)	94	95
		549
Total mortgage-backed obligations		105,527
U.S. Treasury bonds & notes 4.29%
U.S. Treasury 4.29%
U.S. Treasury 4.375% 7/31/2026	535	537
U.S. Treasury 3.50% 9/30/2026	465	463
U.S. Treasury 3.75% 6/30/2027	295	295
U.S. Treasury 4.25% 2/15/2028	460	466
U.S. Treasury 3.875% 3/15/2028	550	553
U.S. Treasury 4.125% 7/31/2028	450	455
U.S. Treasury 4.50% 5/31/2029	1,025	1,053
U.S. Treasury 4.00% 2/28/2030	330	333
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 1.875% 2/15/2041 (c)	240	165
U.S. Treasury 3.25% 5/15/2042	106	88
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	336
Total U.S. Treasury bonds & notes		5,070
Asset-backed obligations 1.36%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	12	12
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	5	5
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	6	6
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	90	89
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	54	54
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	13	13
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	3	3
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	257	265
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	17	17
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	12	12
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	45	45
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	66	60
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	85	77
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.172% 4/20/2062 (a)(d)(e)	84	83
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	100	94
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	13	13
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	5	5
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	2	2
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3	3
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	484	487
		1,603
Total bonds, notes & other debt instruments (cost: $112,487,000)		112,200

245	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Short-term securities 17.02%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 11.82%
ADP Tax Services, Inc. 7/1/2025 (d)	4.330%	USD1,400	$1,400
ADP Tax Services, Inc. 7/2/2025 (d)	4.340	1,500	1,500
Apple, Inc. 8/13/2025 (d)	4.300	2,400	2,387
CAFCO, LLC 8/19/2025 (d)	4.350	1,200	1,193
Chevron Corp. 7/22/2025 (d)	4.310	1,000	997
Chevron Corp. 9/12/2025 (d)	4.320	1,500	1,487
Johnson & Johnson 7/3/2025 (d)	4.260	1,000	1,000
Novartis Finance Corp. 7/7/2025 (d)	4.320	500	500
Paccar Financial Corp. 7/10/2025	4.360	1,500	1,498
Prudential Funding, LLC 7/2/2025	4.340	2,000	1,999
			13,961

Federal agency bills & notes 5.20%
Federal Farm Credit Banks 8/21/2025	4.220	1,600	1,590
Federal Farm Credit Banks 11/14/2025	4.140	900	886
Federal Home Loan Bank 9/3/2025	4.230	2,200	2,184
Federal Home Loan Bank 9/17/2025	4.230	1,500	1,486
Total short-term securities (cost: $20,108,000)			20,107
Options purchased (equity style) 0.00%
Options purchased (equity style)*			5
Total options purchased (equity style) (cost: $19,000)			5
Total investment securities 111.99% (cost: $132,614,000)			132,312
Other assets less liabilities (11.99)%			(14,171)
Net assets 100.00%			$118,141
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	18	9/12/2025	USD97.00	USD4,500	$1
3 Month SOFR Futures Options	47	9/12/2025	98.00	11,750	1
					$2
Put
3 Month SOFR Futures Options	120	12/12/2025	USD95.69	30,000	$3
					$5

American Funds Insurance Series	246

American Funds Mortgage Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SOFR Futures	Long	62	9/17/2025	USD14,828	$(2)
2 Year U.S. Treasury Note Futures	Long	212	10/3/2025	44,101	169
5 Year U.S. Treasury Note Futures	Long	191	10/3/2025	20,819	229
10 Year U.S. Treasury Note Futures	Long	45	9/30/2025	5,046	98
10 Year Ultra U.S. Treasury Note Futures	Long	17	9/30/2025	1,943	44
20 Year U.S. Treasury Bond Futures	Long	15	9/30/2025	1,732	63
30 Year Ultra U.S. Treasury Bond Futures	Short	5	9/30/2025	(596)	(22)
					$579
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$— (b)	$—	$— (b)
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	101	—	101
						$100	$—	$100

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $841,000, which represented 0.71% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,564,000, which represented 11.48% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2025unaudited

Short-term securities 101.39%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 72.15%
ADP Tax Services, Inc. 7/02/2025 (a)	0.027%	USD3,000	$2,999
Alphabet,Inc. 9/23/2025 (a)	0.924	12,000	11,878
Apple, Inc. 8/04/2025 (a)	0.495	5,000	4,979
Apple, Inc. 9/15/2025 (a)	0.963	7,000	6,936
Chariot Funding, LLC 9/04/2025 (a)	0.969	5,000	4,960
Chariot Funding, LLC 9/15/2025 (a)	0.964	3,500	3,467
Chevron Corp. 7/22/2025 (a)	1.025	3,300	3,291
Cisco Systems, Inc. 7/10/2025 (a)	0.213	7,000	6,992
Cisco Systems, Inc. 8/01/2025 (a)	1.001	5,000	4,981
DBS Bank, Ltd. 8/18/2025 (a)	0.583	12,000	11,929
Honeywell International, Inc. 7/01/2025 (a)	1.976	10,000	9,999
Johnson & Johnson 7/03/2025 (a)	0.850	7,000	6,997
Johnson & Johnson 8/13/2025 (a)	0.964	5,000	4,974
Komatsu Finance America, Inc. 9/11/2025 (a)	0.802	1,600	1,586
Linde, Inc. 7/01/2025	0.576	5,500	5,499
Linde, Inc. 8/27/2025	0.678	7,000	6,952
LVMH Moet Hennessy Louis Vuitton, Inc. 10/01/2025 (a)	0.961	8,900	8,800
Nestle Finance International, Ltd. 7/30/2025 (a)	0.671	11,600	11,558
Novartis Finance Corp. 7/21/2025 (a)	0.297	10,000	9,975
Novartis Finance Corp. 7/22/2025 (a)	0.423	1,400	1,396
NRW.Bank 8/15/2025 (a)	1.141	12,000	11,934
OMERS Finance Trust 7/22/2025	1.031	7,000	6,981
Procter & Gamble Co. 9/22/2025 (a)	1.050	2,200	2,178
Procter & Gamble Co. 9/24/2025 (a)	1.064	10,000	9,898
Prudential Funding, LLC 7/02/2025	0.385	12,000	11,997
Roche Holdings, Inc. 9/03/2025 (a)	0.756	10,000	9,922
Sanofi 8/28/2025 (a)	0.983	6,000	5,957
Sanofi 9/17/2025 (a)	0.924	5,000	4,953
Siemens Capital Co., LLC 7/01/2025 (a)	0.399	10,000	9,999
Sumitomo Mitsui Trust Bank, Ltd. 7/18/2025 (a)	1.101	7,000	6,985
Victory Receivables Corp. 7/11/2025 (a)	1.041	10,000	9,987
Wal-Mart Stores, Inc. 7/07/2025 (a)	0.566	7,000	6,994
Wal-Mart Stores, Inc. 7/14/2025 (a)	0.303	6,000	5,990
			233,923
Bonds & notes of governments & government agencies outside the U.S. 20.81%
Alberta (Province of) 7/02/2025 (a)	0.319	4,800	4,799
Alberta (Province of) 7/21/2025 (a)	0.455	3,400	3,391
Alberta (Province of) 8/20/2025 (a)	0.620	3,400	3,379
European Investment Bank 7/17/2025	0.816	11,500	11,477
KfW 9/03/2025 (a)	1.724	7,000	6,946
KfW 9/17/2025 (a)	0.871	6,000	5,944
Ontario (Province of) 7/18/2025	0.269	4,100	4,091
Ontario (Province of) 7/21/2025	0.616	2,500	2,494
Ontario (Province of) 9/16/2025	0.906	5,000	4,953
Quebec (Province of) 7/09/2025 (a)	0.341	6,000	5,993
Quebec (Province of) 7/31/2025 (a)	0.499	4,100	4,085
Swedish Export Credit Corp. 9/10/2025	0.943	10,000	9,913
			67,465
Federal agency bills & notes 8.43%
Federal Farm Credit Banks 8/11/2025	0.563	3,400	3,384
Federal Farm Credit Banks 8/21/2025	0.662	2,400	2,386
Federal Home Loan Bank 7/09/2025	0.801	4,600	4,596
Federal Home Loan Bank 8/11/2025	0.512	1,800	1,791

American Funds Insurance Series	248

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/22/2025	1.426%	USD6,400	$6,361
Federal Home Loan Bank 8/27/2025	0.913	3,900	3,874
Federal Home Loan Bank 9/17/2025	0.852	5,000	4,954
			27,346
Total short-term securities (cost: $328,764,000)			328,734
Total investment securities 101.39% (cost: $328,764,000)			328,734
Other assets less liabilities (1.39)%			(4,504)
Net assets 100.00%			$324,230

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,031,000, which represented 73.11% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

249	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2025unaudited

Bonds, notes & other debt instruments 87.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 46.44%
Federal agency mortgage-backed obligations 46.44%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD4	$4
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	8	8
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	459	455
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,022	1,011
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	775	724
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	324	303
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	24,153	20,849
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	257	261
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	135	137
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	28	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	121	123
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	19	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	68	69
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	7	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	1,070	1,107
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	52	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,526	3,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	45	41
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	12	11
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	105	100
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,531	2,334
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	33	30
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	62	58
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	87	83
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	909	846
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	337	312
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	89	82
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	458	424
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	248	229
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,904	2,577
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	744	628
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	25	22
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	468	391
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	159	134
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,592	1,339
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	194	155
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,362	1,080

American Funds Insurance Series	250

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD68	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	911	736
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	580	460
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	351	294
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	6	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,374	1,089
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,462	3,942
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,325	1,108
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	156	132
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	502	416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,259	1,045
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	579	485
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	375	311
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	41	33
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	1,041	875
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	666	589
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	481	381
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,951	1,709
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	1,000	866
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	399	316
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	381	317
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	168	141
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,076	2,710
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	5,245	4,157
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	414	386
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,271	2,599
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,164	5,947
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	173	150
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	573	534
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	101	80
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,587	2,412
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	53	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	47	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	211	167
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,265	2,045
Fannie Mae Pool #BW7327 4.50% 8/1/2052 (a)	2,765	2,652
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	311	308
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	48	47
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	1,239	1,155
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	649	622
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,362	8,240
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,297	2,616
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	922	886
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	839	806
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	8,256	8,137
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,769	4,693
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	596	598
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	542	544
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	83	83
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	209	218
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	51	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	52	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,569	2,464
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,867	1,914
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,383	1,287
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	710	732
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	797	812

251	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	USD588	$602
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	225	210
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	2,105	2,110
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	354	369
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	939	875
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	313	314
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,798	1,834
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	1,304	1,215
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	72	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,867	2,872
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,855	2,905
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,904	1,940
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,771	1,810
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,406	1,433
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,338	1,370
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	800	745
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	1,114	1,068
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	358	343
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,764	9,782
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,681	1,713
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	279	284
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	62	57
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	441	423
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	201	201
Fannie Mae Pool #CB7216 4.00% 9/1/2053 (a)	27	25
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	2,630	2,450
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	21,627	21,663
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	512	521
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	689	716
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	223	230
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	978	910
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	518	519
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	145	146
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	12,089	12,533
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	3,439	3,556
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,954	1,819
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (a)	907	845
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	479	479
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	955	956
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	401	401
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	2,758	2,567
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,253	1,262
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	634	650
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,272	1,328
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,594	5,598
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,910	1,990
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,074	3,145
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	817	831
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	4,370	4,541
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	7,511	7,653
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,833	3,934
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,011	1,029
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	177	180
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	6,817	7,099
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	2,007	2,087
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	1,133	1,180
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	271	286
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	233	239

American Funds Insurance Series	252

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	USD215	$219
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	124	126
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	115	117
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	108	110
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	96	98
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,989	2,004
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,464	1,492
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	209	209
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	24	24
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	398	406
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	815	800
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	37	38
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,850	1,882
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,073	1,094
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	28	28
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	4,000	4,134
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,938	7,942
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	145	147
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	2,158	2,194
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	3,226	3,280
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,149	991
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	349	334
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	441	391
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	51	51
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (a)	947	881
Fannie Mae Pool #MB0299 4.00% 2/1/2055 (a)	899	836
FARM Mortgage Trust, Series 2024-1, Class A, 4.702% 10/1/2053 (a)(c)(d)	990	963
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	1	1
Freddie Mac Pool #1H1354 7.081% 11/1/2036 (a)(d)	30	31
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,130	1,056
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	234	237
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	482	489
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	630	542
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	9,080	8,052
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	22	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	112	108
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	165	155
Freddie Mac Pool #760014 3.889% 8/1/2045 (a)(d)	210	209
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	59	54
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,793	5,472
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	43	40
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	41	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	34	31
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	28	25
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	20	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	1,083	1,028
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	59	55
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	47	45
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	13	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	91	86
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,429	5,141

253	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	USD165	$161
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	78	76
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	56	54
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	128	118
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	38	35
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	310	286
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	159	147
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	26	22
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,374	1,089
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,177	939
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,791	1,500
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	32	25
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	53	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	2,041	1,641
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	922	730
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	134	119
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	8,362	7,024
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (a)	536	425
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	413	329
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	440	370
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	1,340	1,062
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	272	229
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	128	113
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	1,286	1,019
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	298	236
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	10,995	10,081
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	149	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	338	268
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	348	324
Freddie Mac Pool #8D0226 2.547% 5/1/2052 (a)(d)	424	389
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,787	6,755
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,221	2,793
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	139	129
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	182	174
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	787	776
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	46	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	39	38
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	834	800
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	210	201
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	122	117
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	9,439	9,298
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	1,376	1,283
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,197	3,066
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,089	2,962
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	82	78
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	999	976
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	957	920
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,908	1,915
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	4,227	4,396
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (a)	760	708
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	764	711
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	861	863
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	804	819
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	434	443
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	83	80
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	768	769
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	502	503
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,733	3,803

American Funds Insurance Series	254

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	USD1,731	$1,765
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	257	268
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,455	1,458
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	14,538	14,809
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,775	3,843
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,904	1,938
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	803	818
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	403	413
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	348	356
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	247	253
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	194	200
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,992	2,073
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,727	1,797
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,668	1,743
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,623	1,695
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,143	1,196
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	874	912
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	550	570
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	482	510
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	16,933	16,977
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	617	618
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	18,216	18,553
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	19,987	20,355
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	725	726
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	39,176	39,944
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	2,110	2,150
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	87	90
Freddie Mac Pool #SD8366 5.00% 10/1/2053 (a)	3,281	3,228
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,713	4,800
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	711	681
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,169	3,177
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	10,396	10,814
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	576	608
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,962	1,964
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	381	395
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	159	148
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	944	945
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	4,108	4,205
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	209	213
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	502	503
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	515	480
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	576	580
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	100	101
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	494	506
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	481	482
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	77	79
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,443	2,544
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,230	1,282
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,851	12,146
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,802	2,926
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	1,068	1,112
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	651	680
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,348	8,505
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	3,103	3,161
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	246	252
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	6,989	7,236
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	4,177	4,207
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	1,001	1,002
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	3,261	3,323

255	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	USD1,501	$1,530
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	150	154
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	91	92
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,944	4,108
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	679	679
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	504	513
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	272	279
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	257	264
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	238	244
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	152	155
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	5,032	5,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,840	1,902
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4	4
Freddie Mac Pool #SD8471 6.50% 10/1/2054 (a)	46	48
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	408	408
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,846	3,917
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,569	1,610
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,098	1,124
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	484	492
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	6	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	82	83
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	12,305	12,716
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	450	458
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	118	120
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	667	654
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(d)	3,500	3,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	721	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	291	257
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,587	3,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,203	3,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	786	672
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,102	994
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	347	334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,476	3,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	416	400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (a)	1,558	1,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	612	546
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	328	294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,346	1,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	13,783	13,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,488	3,313
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	997	918
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,393	3,264
Government National Mortgage Assn. 3.50% 7/1/2055 (a)(e)	30	27
Government National Mortgage Assn. 5.00% 7/1/2055 (a)(e)	5	5
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	1,905	1,908
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	59	62
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	121	128
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	26	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	133	135
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	63	67
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,745	1,792
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	625	629
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	427	415
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	15	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	768	626

American Funds Insurance Series	256

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	USD673	$548
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,506	3,773
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,955	1,663
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	622	520
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,517	2,957
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	82	69
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	3,014	2,549
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,549	1,312
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	943	797
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	739	619
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	236	209
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	871	741
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	185	164
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,113	1,929
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	655	598
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,991	3,641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	307	288
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	419	392
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	208	194
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	53	52
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,289	4,126
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,759	2,651
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,153	1,108
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,418	4,114
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	5,868	5,460
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,402	1,343
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,240	3,946
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	436	405
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	424	310
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(e)	1,115	1,019
Uniform Mortgage-Backed Security 4.00% 7/1/2040 (a)(e)	920	900
Uniform Mortgage-Backed Security 5.00% 7/1/2040 (a)(e)	780	786
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	8,642	7,167
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	25,486	22,949
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	1,272	1,183
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	432	413
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(e)	437	429
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	3,295	3,349
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	12,685	13,356
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)(e)	6,583	5,215
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(e)	10,488	9,074
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(e)	2,690	2,501
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)(e)	50,461	52,030
Total mortgage-backed obligations		844,043
U.S. Treasury bonds & notes 37.75%
U.S. Treasury 33.19%
U.S. Treasury 3.125% 8/15/2025	390	389
U.S. Treasury 3.00% 10/31/2025	1,395	1,390
U.S. Treasury 4.25% 12/31/2025	17,685	17,687
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,402
U.S. Treasury 4.625% 3/15/2026	11,050	11,090
U.S. Treasury 4.50% 3/31/2026	1,435	1,439
U.S. Treasury 4.875% 4/30/2026	35,525	35,754
U.S. Treasury 0.875% 6/30/2026	2,065	2,002
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,902
U.S. Treasury 4.625% 9/15/2026	10,209	10,293

257	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 9/30/2026	USD11,100	$11,044
U.S. Treasury 3.875% 3/31/2027	23,000	23,039
U.S. Treasury 4.50% 4/15/2027	30,000	30,375
U.S. Treasury 0.50% 4/30/2027	1,250	1,179
U.S. Treasury 2.625% 5/31/2027	2,290	2,243
U.S. Treasury 3.75% 6/30/2027	33,220	33,242
U.S. Treasury 3.75% 8/15/2027	5,043	5,046
U.S. Treasury 4.25% 2/15/2028	48,655	49,313
U.S. Treasury 3.625% 5/31/2028	14,850	14,819
U.S. Treasury 1.25% 6/30/2028	3,325	3,096
U.S. Treasury 4.00% 6/30/2028	6,907	6,966
U.S. Treasury 1.00% 7/31/2028	970	894
U.S. Treasury 4.125% 7/31/2028	17,685	17,898
U.S. Treasury 2.625% 2/15/2029	3,270	3,149
U.S. Treasury 4.50% 5/31/2029	825	848
U.S. Treasury 2.625% 7/31/2029	9,309	8,917
U.S. Treasury 4.00% 7/31/2029	15,070	15,212
U.S. Treasury 4.125% 10/31/2029	4,800	4,869
U.S. Treasury 4.125% 11/30/2029	10,200	10,350
U.S. Treasury 4.375% 12/31/2029	23,475	24,057
U.S. Treasury 4.00% 2/28/2030	11,270	11,380
U.S. Treasury 4.00% 3/31/2030	15,000	15,140
U.S. Treasury 3.75% 6/30/2030	17,030	16,986
U.S. Treasury 4.625% 9/30/2030	1,290	1,338
U.S. Treasury 4.875% 10/31/2030	625	656
U.S. Treasury 4.25% 6/30/2031	9,625	9,801
U.S. Treasury 4.125% 11/30/2031	3,240	3,272
U.S. Treasury 4.125% 2/29/2032	9,305	9,390
U.S. Treasury 4.125% 3/31/2032	3,000	3,026
U.S. Treasury 2.75% 8/15/2032	8,095	7,467
U.S. Treasury 3.875% 8/15/2033	3,180	3,133
U.S. Treasury 4.375% 5/15/2034	1,687	1,714
U.S. Treasury 3.875% 8/15/2034	1,970	1,924
U.S. Treasury 4.25% 11/15/2034	1,790	1,796
U.S. Treasury 4.625% 2/15/2035	5,000	5,159
U.S. Treasury 4.50% 8/15/2039 (f)	13,655	13,601
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury 1.375% 11/15/2040	1,945	1,239
U.S. Treasury 3.875% 5/15/2043	820	732
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,654
U.S. Treasury 4.125% 8/15/2044 (f)	11,760	10,773
U.S. Treasury 2.50% 2/15/2045	4,850	3,415
U.S. Treasury 5.00% 5/15/2045	7,855	8,068
U.S. Treasury 2.50% 2/15/2046	3,900	2,703
U.S. Treasury 2.50% 5/15/2046	1,585	1,095
U.S. Treasury 2.875% 11/15/2046	2,700	1,988
U.S. Treasury 3.00% 8/15/2048	750	554
U.S. Treasury 2.375% 11/15/2049	1,435	923
U.S. Treasury 1.25% 5/15/2050	14,825	7,122
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050 (f)	26,165	13,785
U.S. Treasury 1.875% 2/15/2051	5,892	3,310
U.S. Treasury 2.375% 5/15/2051	6,280	3,985
U.S. Treasury 2.00% 8/15/2051	5,226	3,012
U.S. Treasury 1.875% 11/15/2051	3,164	1,760
U.S. Treasury 3.00% 8/15/2052	895	646
U.S. Treasury 4.00% 11/15/2052	1,849	1,618
U.S. Treasury 4.75% 11/15/2053	205	203
U.S. Treasury 4.25% 2/15/2054 (f)	11,130	10,157

American Funds Insurance Series	258

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,448
U.S. Treasury 4.25% 8/15/2054	3,825	3,493
U.S. Treasury 4.625% 2/15/2055	7,370	7,174
U.S. Treasury, interest only, 0% 11/15/2040 (f)	1,110	526
		603,291

U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (g)	2,398	2,398
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)	9,477	9,371
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)	2,916	2,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)	36,770	37,226
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)	1,077	991
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)	3,349	3,036
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)	7,268	7,277
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)	139	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (f)(g)	1,483	1,152
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)	1,730	1,286
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)	319	231
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)	363	211
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)	142	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (g)	802	636
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)	3,736	3,421
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)	12,921	12,496
		82,801
Total U.S. Treasury bonds & notes		686,092
Federal agency bonds & notes 2.82%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	91	90
Fannie Mae 7.125% 1/15/2030	2,000	2,273
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,416
Federal Home Loan Bank 5.50% 7/15/2036	300	327
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,794
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,930
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,502
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,809
Tennessee Valley Authority 5.88% 4/1/2036	875	969
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	218
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	695	666
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	897	911
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,217
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,060
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,006
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,971
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,733
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,187
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,528
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304
		51,206
Total bonds, notes & other debt instruments (cost: $1,613,297,000)		1,581,341

259	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Short-term securities 16.90%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 13.73%
ADP Tax Services, Inc. 7/1/2025 (c)	4.330%	USD1,757	$1,757
ADP Tax Services, Inc. 7/2/2025 (c)	4.340	5,500	5,499
Alphabet,Inc. 9/23/2025 (c)	4.340	20,000	19,796
Apple, Inc. 8/4/2025 (c)	4.300	11,900	11,850
Apple, Inc. 8/13/2025 (c)	4.300	22,500	22,382
CAFCO, LLC 8/19/2025 (c)	4.350	15,300	15,207
Chariot Funding, LLC 8/25/2025 (c)	4.370	10,000	9,931
Chariot Funding, LLC 9/4/2025 (c)	4.370	7,000	6,943
Chariot Funding, LLC 9/15/2025 (c)	4.370	500	495
Cisco Systems, Inc. 8/1/2025 (c)	4.270	10,000	9,962
Cisco Systems, Inc. 8/5/2025 (c)	4.270	10,000	9,957
Coca-Cola Co. 7/17/2025 (c)	4.310	5,000	4,990
Eli Lilly and Co. 7/25/2025 (c)	4.330	8,700	8,674
Johnson & Johnson 7/3/2025 (c)	4.260	22,000	21,992
Komatsu Finance America, Inc. 9/11/2025 (c)	4.330	17,400	17,247
Linde, Inc. 8/27/2025	4.300	5,000	4,966
LVMH Moet Hennessy Louis Vuitton, Inc. 10/1/2025 (c)	4.310	5,000	4,944
Novartis Finance Corp. 7/7/2025 (c)	4.320	3,600	3,597
Paccar Financial Corp. 7/10/2025	4.360	8,400	8,390
Paccar Financial Corp. 7/24/2025	4.340	8,150	8,126
Prudential Funding, LLC 7/2/2025	4.340	16,000	15,996
Wal-Mart Stores, Inc. 7/7/2025 (c)	4.323	16,800	16,786
Wal-Mart Stores, Inc. 7/14/2025 (c)	4.310	10,000	9,983
Wal-Mart Stores, Inc. 7/21/2025 (c)	4.310	10,000	9,975
			249,445

Bonds & notes of governments & government agencies outside the U.S. 0.27%
Ontario (Province of) 7/18/2025	4.360	5,000	4,989

U.S. Treasury bills 0.15%
U.S. Treasury 7/1/2025	4.100	2,700	2,700

Federal agency bills & notes 2.75%
Federal Farm Credit Banks 8/7/2025	4.230	7,100	7,069
Federal Farm Credit Banks 8/27/2025	4.220	5,000	4,967
Federal Home Loan Bank 7/9/2025	4.210	8,900	8,892
Federal Home Loan Bank 7/11/2025	4.218	6,000	5,993
Federal Home Loan Bank 7/25/2025	4.204	7,500	7,480
Federal Home Loan Bank 8/27/2025	4.225	10,600	10,529
Federal Home Loan Bank 9/17/2025	4.230	5,000	4,955
Total short-term securities (cost: $307,049,000)			307,019

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Options purchased (equity style) 0.01%	Value (000)
Options purchased (equity style)*	$206
Total options purchased (equity style) (cost: $626,000)	206
Total investment securities 103.92% (cost: $1,920,972,000)	1,888,566
Other assets less liabilities (3.92)%	(71,188)
Net assets 100.00%	$1,817,378
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Options	607	9/12/2025	USD97.00	USD151,750	$23
3 Month SOFR Futures Options	1,551	9/12/2025	98.00	387,750	29
3 Month SOFR Futures Options	106	12/12/2025	96.50	26,500	42
3 Month SOFR Futures Options	106	12/12/2025	97.00	26,500	19
3 Month SOFR Futures Options	105	12/12/2025	97.50	26,250	11
3 Month SOFR Futures Options	20	12/12/2025	98.00	5,000	1
					$125
Put
10 Year U.S. Treasury Note Futures Options	70	7/3/2025	USD111.25	7,000	$3
3 Month SOFR Futures Options	3,128	12/12/2025	95.69	782,000	78
					$81
					$206
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
30 Day Federal Funds Futures	Long	111	9/2/2025	USD44,274	$(2)
3 Month SOFR Futures	Long	2,584	9/17/2025	617,996	(302)
3 Month SOFR Futures	Long	139	3/18/2026	33,475	56
3 Month SOFR Futures	Long	3	6/17/2026	724	(3)
2 Year U.S. Treasury Note Futures	Long	3,136	10/3/2025	652,362	2,220
5 Year U.S. Treasury Note Futures	Long	4,330	10/3/2025	471,970	5,219
10 Year U.S. Treasury Note Futures	Long	866	9/30/2025	97,100	1,787
10 Year Ultra U.S. Treasury Note Futures	Short	99	9/30/2025	(11,312)	(97)
20 Year U.S. Treasury Bond Futures	Long	146	9/30/2025	16,858	591
30 Year Ultra U.S. Treasury Bond Futures	Long	10	9/30/2025	1,191	10
					$9,479

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	$7	$—	$7
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	(11)	—	(11)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	(1)	—	(1)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	— (b)	—	— (b)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	(2)	—	(2)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	8	—	8
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	4	—	4
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	3	—	3
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	2	—	2
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	2	—	2
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	82	—	82
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	82	—	82
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	195	—	195
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	97	—	97
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	220	—	220
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	191	—	191
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	278	—	278
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(16)	—	(16)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(9)	—	(9)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(13)	—	(13)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(509)	—	(509)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	67	—	67
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	33	—	33
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	429	—	429
SOFR	Annual	3.62%	Annual	6/30/2027	USD7,849	(31)	—	(31)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	8	—	8
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	13	—	13
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	172	—	172
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	6,039	—	6,039
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(28)	—	(28)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(17)	—	(17)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(9)	—	(9)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(9)	—	(9)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(34)	—	(34)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(15)	—	(15)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(19)	—	(19)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(28)	—	(28)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(23)	—	(23)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(19)	—	(19)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(141)	—	(141)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,074	—	2,074
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(13)	—	(13)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(34)	—	(34)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	35	—	35

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	$5	$—	$5
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	925	—	925
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,141)	—	(1,141)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(261)	—	(261)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(260)	—	(260)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	(25)	—	(25)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	524	—	524
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	98	—	98
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	93	—	93
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	218	—	218
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	216	—	216
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	130	—	130
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	121	—	121
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	115	—	115
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	112	—	112
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	114	—	114
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	135	—	135
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	239	—	239
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	129	—	129
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	111	—	111
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	131	—	131
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	87	—	87
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	64	—	64
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	18	—	18
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	323	—	323
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	325	—	325
						$11,516	$—	$11,516

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $212,930,000, which represented 11.72% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,617,000, which represented 0.80% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

263	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,422,976	$441,872
Total growth funds (cost: $324,437,000)		441,872
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,428,526	52,005
Total fixed income funds (cost: $51,791,000)		52,005
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	23,813,652	23,814
Total short-term securities (cost: $23,814,000)		23,814
Options purchased (equity style) 0.63%
Options purchased (equity style)*		3,271
Total options purchased (cost: $3,943,000)		3,271
Total investment securities 100.20% (cost: $403,985,000)		520,962
Other assets less liabilities (0.20)%		(1,017)
Net assets 100.00%		$519,945
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	10	USD6,205	USD4,225.00	12/19/2025	$21
S&P 500 Index	450	279,223	4,250.00	12/19/2025	958
S&P 500 Index	30	18,615	4,300.00	12/19/2025	67
S&P 500 Index	45	27,922	4,325.00	12/19/2025	103
S&P 500 Index	50	31,025	4,350.00	12/19/2025	117
S&P 500 Index	20	12,410	4,375.00	12/19/2025	48
S&P 500 Index	90	55,844	4,250.00	3/20/2026	334
S&P 500 Index	415	257,505	4,275.00	3/20/2026	1,623
					$3,271
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
British Pound Currency Futures	Short	1	9/15/2025	USD(86)	$(2)
Euro Currency Futures	Short	1	9/15/2025	(148)	(4)
S&P 500 E-mini Index Futures	Long	92	9/19/2025	28,767	66
					$60

American Funds Insurance Series	264

Managed Risk Growth Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$110,570	$123,574	$45,855	$(36,541)	$441,872	$852	$34,295
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	30,401	32,858	4	1,672	52,005	457	—
Total 94.99%				$45,859	$(34,869)	$493,877	$1,309	$34,295

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

265	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2025unaudited

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,843,208	$96,864
Total growth funds (cost: $76,504,000)		96,864
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,005	11,400
Total fixed income funds (cost: $11,262,000)		11,400
Short-term securities 4.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	4,707,948	4,708
Total short-term securities (cost: $4,708,000)		4,708
Options purchased (equity style) 0.42%
Options purchased (equity style)*		481
Total options purchased (cost: $718,000)		481
Total investment securities 99.45% (cost: $93,192,000)		113,453
Other assets less liabilities 0.55%		628
Net assets 100.00%		$114,081
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
iShares MSCI EAFE ETF	3,900	USD34,862	USD64.00	9/19/2025	$45
iShares MSCI EAFE ETF	120	1,073	65.00	9/19/2025	3
iShares MSCI EAFE ETF	150	1,341	69.00	9/19/2025	6
iShares MSCI EAFE ETF	1,500	13,408	65.00	12/19/2025	46
iShares MSCI EAFE ETF	750	6,704	75.00	12/19/2025	62
iShares MSCI EAFE ETF	350	3,128	76.00	12/19/2025	35
iShares MSCI EAFE ETF	250	2,235	65.00	3/20/2026	13
iShares MSCI EAFE ETF	3,300	29,499	70.00	3/20/2026	271
					$481
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
MSCI EAFE Index Futures	Short	8	9/19/2025	USD(1,073)	$(24)
S&P 500 E-mini Index Futures	Short	5	9/19/2025	(1,563)	(55)
Mini MSCI Emerging Market Index Futures	Short	45	9/19/2025	(2,775)	(47)
					$(126)

American Funds Insurance Series	266

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$96,701	$9,227	$20,142	$2,798	$8,280	$96,864	$62	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	3,743	4,220	(30)	435	11,400	101	—
Total 94.90%				$2,768	$8,715	$108,264	$163	$—

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

267	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,813,911	$270,418
Total growth-and-income funds (cost: $211,011,000)		270,418
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,179,864	31,735
Total fixed income funds (cost: $31,329,000)		31,735
Short-term securities 4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	14,661,495	14,661
Total short-term securities (cost: $14,661,000)		14,661
Options purchased (equity style) 0.38%
Options purchased (equity style)*		1,203
Total options purchased (cost: $1,977,000)		1,203
Total investment securities 99.99% (cost: $258,978,000)		318,017
Other assets less liabilities 0.01%		47
Net assets 100.00%		$318,064
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	250	USD155,124	USD4,500.00	9/19/2025	$215
S&P 500 Index	25	15,512	4,225.00	12/19/2025	52
S&P 500 Index	50	31,025	4,250.00	12/19/2025	107
S&P 500 Index	40	24,820	4,300.00	12/19/2025	89
S&P 500 Index	40	24,820	4,325.00	12/19/2025	91
S&P 500 Index	10	6,205	4,350.00	12/19/2025	23
S&P 500 Index	35	21,717	4,375.00	12/19/2025	84
S&P 500 Index	15	9,307	4,175.00	3/20/2026	53
S&P 500 Index	125	77,562	4,275.00	3/20/2026	489
					$1,203
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	38	9/19/2025	USD11,882	$298

American Funds Insurance Series	268

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$42,783	$50,322	$10,456	$(5,605)	$270,418	$933	$17,905
Fixed income funds 9.98%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	9,695	11,805	(345)	1,666	31,735	257	—
Total 95.00%				$10,111	$(3,939)	$302,153	$1,190	$17,905

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

269	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2025unaudited

Growth-and-income funds 79.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,136,375	$1,693,310
Total growth-and-income funds (cost: $1,467,670,000)		1,693,310
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,142,813	317,508
Total fixed income funds (cost: $314,557,000)		317,508
Short-term securities 4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	99,642,239	99,642
Total short-term securities (cost: $99,642,000)		99,642
Options purchased (equity style) 0.69%
Options purchased (equity style)*		14,515
Total options purchased (cost: $22,680,000)		14,515
Total investment securities 100.10% (cost: $1,904,549,000)		2,124,975
Other assets less liabilities (0.10)%		(2,020)
Net assets 100.00%		$2,122,955
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	40	USD24,820	USD4,225.00	9/19/2025	$26
S&P 500 Index	80	49,640	4,300.00	9/19/2025	56
S&P 500 Index	70	43,435	4,450.00	9/19/2025	58
S&P 500 Index	2,200	1,365,089	4,500.00	9/19/2025	1,888
S&P 500 Index	120	74,459	4,125.00	12/19/2025	226
S&P 500 Index	150	93,074	4,225.00	12/19/2025	311
S&P 500 Index	1,285	797,336	4,250.00	12/19/2025	2,737
S&P 500 Index	500	310,247	4,300.00	12/19/2025	1,118
S&P 500 Index	120	74,459	4,325.00	12/19/2025	274
S&P 500 Index	160	99,279	4,375.00	12/19/2025	386
S&P 500 Index	80	49,640	4,175.00	3/20/2026	280
S&P 500 Index	1,830	1,135,506	4,275.00	3/20/2026	7,155
					$14,515

American Funds Insurance Series	270

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	460	9/19/2025	USD143,836	$3,205
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$409,049	$302,039	$54,771	$(205,377)	$1,693,310	$4,029	$278,792
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	82,741	102,164	(557)	11,805	317,508	2,800	—
Total 94.72%				$54,214	$(193,572)	$2,010,818	$6,829	$278,792

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

271	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2025unaudited

Asset allocation funds 95.10%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	71,278,050	$1,858,219
Total asset allocation funds (cost: $1,681,795,000)		1,858,219
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 4.27% (a)	94,150,915	94,151
Total short-term securities (cost: $94,151,000)		94,151
Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,833
Total options purchased (cost: $3,627,000)		2,833
Total investment securities 100.07% (cost: $1,779,573,000)		1,955,203
Other assets less liabilities (0.07)%		(1,334)
Net assets 100.00%		$1,953,869
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2025 (000)
Put
S&P 500 Index	20	USD12,410	USD4,300.00	9/19/2025	$14
S&P 500 Index	20	12,410	4,500.00	9/19/2025	17
S&P 500 Index	30	18,615	4,125.00	12/19/2025	57
S&P 500 Index	35	21,717	4,225.00	12/19/2025	72
S&P 500 Index	405	251,300	4,250.00	12/19/2025	863
S&P 500 Index	105	65,152	4,300.00	12/19/2025	235
S&P 500 Index	30	18,615	4,350.00	12/19/2025	70
S&P 500 Index	385	238,891	4,275.00	3/20/2026	1,505
					$2,833
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
S&P 500 E-mini Index Futures	Long	81	9/19/2025	USD25,328	$638

American Funds Insurance Series	272

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.10%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$243,681	$317,008	$(5,123)	$13,191	$1,858,219	$8,184	$127,660

(a)	Rate represents the seven-day yield at 6/30/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,417,403	$2,956,588	$50,144,089	$6,929,119	$3,605,243
Affiliated issuers	237,566	156,122	1,443,384	330,868	147,681
Cash	177	303	335	608	293
Cash collateral received for securities on loan	—	2,182	14,037	—	478
Cash collateral pledged for futures contracts	—	—	—	—	150
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	510	608	1,254	5,444	1,308
Unrealized appreciation on open forward currency contracts	—	—	—	—	90
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	2,449	—	23,471	4,758
Sales of fund’s shares	4,270	814	35,214	2,867	4,264
Dividends and interest	11,835	4,669	17,251	16,811	9,797
Variation margin on futures contracts	—	—	—	—	22
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	3	33	36	5	3
Other	424	197	97	810	300
	8,672,188	3,123,965	51,655,697	7,310,003	3,774,387
Liabilities:
Collateral for securities on loan	—	21,824	140,364	—	4,784
Unrealized depreciation on open forward currency contracts	—	—	—	—	168
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	31,663	5,973	14,198	47,280	10,534
Repurchases of fund’s shares	38,493	10,483	187,437	20,823	6,332
Investment advisory services	2,580	1,465	12,329	2,765	1,514
Insurance administrative fees	619	196	3,597	296	525
Services provided by related parties	1,145	504	6,608	959	437
Trustees’ deferred compensation	124	68	683	195	57
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	6,022	16,925	—	28,851	22,200
Other	90	50	713	130	174
	80,736	57,488	365,929	101,299	46,727
Commitments and contingencies*
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,832,286	$2,197,996	$19,661,442	$5,060,920	$2,275,998
Total distributable earnings (accumulated loss)	3,759,166	868,481	31,628,326	2,147,784	1,451,662
Net assets at June 30, 2025	$8,591,452	$3,066,477	$51,289,768	$7,208,704	$3,727,660
Investment securities on loan, at value	$11	$21,033	$137,026	$—	$7,151
Investment securities, at cost
Unaffiliated issuers	4,879,530	2,155,395	20,971,807	5,063,863	2,264,412
Affiliated issuers	237,553	156,110	1,443,194	330,857	147,673
Cash denominated in currencies other than U.S. dollars, at cost	510	608	1,254	5,444	1,307
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,287,736	$15,216	$1,931,702	$40,992,508	$380,489
Affiliated issuers	366,782	510	76,286	1,643,318	15,675
Cash	336	50	121	201	36
Cash collateral received for securities on loan	1	—	899	—	94
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	627	2,042	256
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,690	—	3,968	—	621
Sales of fund’s shares	6,995	16	2,215	6,034	627
Dividends and interest	14,672	12	4,292	42,203	1,442
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	11	— †	1	10	2
Other	1	—	272	440	56
	11,696,228	15,804	2,020,383	42,686,756	399,298
Liabilities:
Collateral for securities on loan	5	7	8,988	—	937
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	9,997	36	5,744	25,347	729
Repurchases of fund’s shares	9,657	— †	5,926	82,681	902
Investment advisory services	2,096	6	601	8,480	152
Insurance administrative fees	1,177	— †	182	1,699	114
Services provided by related parties	1,296	—	324	4,431	81
Trustees’ deferred compensation	153	— †	33	704	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	154	—	863	1,045	253
Other	4	— †	18	52	51
	24,539	49	22,679	124,439	3,233
Commitments and contingencies*
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,758,521	$15,085	$1,120,609	$22,041,672	$309,180
Total distributable earnings (accumulated loss)	4,913,168	670	877,095	20,520,645	86,885
Net assets at June 30, 2025	$11,671,689	$15,755	$1,997,704	$42,562,317	$396,065
Investment securities on loan, at value	$4	$7	$8,902	$—	$891
Investment securities, at cost
Unaffiliated issuers	6,918,368	14,602	1,157,926	22,366,500	275,220
Affiliated issuers	366,732	510	76,280	1,557,595	15,673
Cash denominated in currencies other than U.S. dollars, at cost	4	—	627	2,042	256
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,415,891	$26,082,288	$394,091	$10,443,773	$1,419,926
Affiliated issuers	147,304	2,096,328	25,703	745,797	56,565
Cash	837	733	46	144	88
Cash collateral received for securities on loan	1,754	235	154	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	207	404	342	242	1,005
Unrealized appreciation on open forward currency contracts	—	—	280	637	3,338
Bilateral swaps, at value	—	—	60	2,806	522
Unrealized appreciation on unfunded commitments*	—	2	—	—	— †
Receivables for:
Sales of investments	32,413	1,054,925	3,625	580,724	523
Sales of fund’s shares	18,606	6,351	436	39,402	2,634
Dividends and interest	5,662	81,500	2,051	84,545	14,704
Variation margin on futures contracts	248	3,148	102	8,173	1,130
Variation margin on centrally cleared swap contracts	6	—	23	223	218
Variation margin on options (futures style)	—	—	9	—	77
Securities lending income	3	22	— †	—	—
Other	179	719	61	61	465
	1,623,110	29,326,655	426,983	11,906,527	1,501,195
Liabilities:
Collateral for securities on loan	17,540	2,353	1,545	—	—
Unrealized depreciation on open forward currency contracts	—	—	601	2,964	3,277
Bilateral swaps, at value	—	—	284	1,761	3,690
Options written, at value	—	—	—	—	12
Payables for:
Purchases of investments	36,269	1,593,478	4,947	924,089	18,908
Repurchases of fund’s shares	1,300	39,578	418	6,595	1,783
Investment advisory services	284	5,882	143	1,795	514
Insurance administrative fees	431	4,051	99	913	62
Services provided by related parties	184	2,924	73	1,074	206
Trustees’ deferred compensation	15	431	6	178	32
Variation margin on futures contracts	17	1,321	33	463	346
Variation margin on centrally cleared swap contracts	18	234	14	1,126	230
Variation margin on options (futures style)	—	—	7	—	58
Non-U.S. taxes	717	800	182	—	20
Other	12	22	42	6	103
	56,787	1,651,074	8,394	940,964	29,241
Commitments and contingencies*
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,157,379	$18,236,532	$331,978	$12,407,733	$1,667,643
Total distributable earnings (accumulated loss)	408,944	9,439,049	86,611	(1,442,170)	(195,689)
Net assets at June 30, 2025	$1,566,323	$27,675,581	$418,589	$10,965,563	$1,471,954
Investment securities on loan, at value	$16,714	$2,306	$1,472	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,052,673	18,416,741	317,156	10,550,966	1,430,793
Affiliated issuers	150,264	2,120,361	25,449	745,710	54,976
Cash denominated in currencies other than U.S. dollars, at cost	210	427	341	238	1,005
Premiums received on options written	—	—	13	—	121

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$941,867	$132,312	$328,734	$1,888,566	$27,085
Affiliated issuers	45,169	—	—	—	493,877
Cash	493	148	106	2,239	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	257	—	—	—	967
Cash collateral pledged for swap contracts	1,348	—	—	—	—
Cash denominated in currencies other than U.S. dollars	2	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	2	—	—	—	—
Receivables for:
Sales of investments	897	19,309	—	198,469	1,981
Sales of fund’s shares	1,131	536	71	8,809	40
Dividends and interest	14,530	455	—	10,099	79
Variation margin on futures contracts	18	74	—	1,211	92
Variation margin on centrally cleared swap contracts	—	1	—	546	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	5	1	—	—	—
	1,005,719	152,836	328,911	2,109,939	524,121
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	8,748	34,514	—	287,995	2,850
Repurchases of fund’s shares	1,378	80	4,484	2,734	829
Investment advisory services	229	21	70	315	42
Insurance administrative fees	117	36	46	320	304
Services provided by related parties	175	22	69	302	99
Trustees’ deferred compensation	33	4	12	48	6
Variation margin on futures contracts	9	8	—	104	46
Variation margin on centrally cleared swap contracts	91	10	—	742	—
Variation margin on options (futures style)	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	—	1	—
	10,780	34,695	4,681	292,561	4,176
Commitments and contingencies*
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,276,070	$128,755	$317,685	$2,060,022	$436,834
Total distributable earnings (accumulated loss)	(281,131)	(10,614)	6,545	(242,644)	83,111
Net assets at June 30, 2025	$994,939	$118,141	$324,230	$1,817,378	$519,945
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	925,675	132,614	328,764	1,920,972	27,757
Affiliated issuers	45,164	—	—	—	376,228
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,189	$15,864	$114,157	$96,984
Affiliated issuers	108,264	302,153	2,010,818	1,858,219
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	673	722	6,046	1,606
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	593	585	13,194	2,675
Sales of fund’s shares	7	6	22	162
Dividends and interest	18	53	357	347
Variation margin on futures contracts	— †	112	1,112	234
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,744	319,495	2,145,706	1,960,227
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	502	800	13,902	1,501
Repurchases of fund’s shares	60	292	6,786	2,977
Investment advisory services	9	26	171	158
Insurance administrative fees	68	190	1,257	1,177
Services provided by related parties	22	62	53	390
Trustees’ deferred compensation	2	5	26	38
Variation margin on futures contracts	—	56	556	117
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	663	1,431	22,751	6,358
Commitments and contingencies*
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Net assets consist of:
Capital paid in on shares of beneficial interest	$139,237	$288,277	$1,694,131	$1,732,385
Total distributable earnings (accumulated loss)	(25,156)	29,787	428,824	221,484
Net assets at June 30, 2025	$114,081	$318,064	$2,122,955	$1,953,869
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,426	16,638	122,322	97,778
Affiliated issuers	87,766	242,340	1,782,227	1,681,795
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,826,307	$885,004	$23,219,776	$3,273,585	$1,963,422
	Shares outstanding	106,790	46,087	179,874	163,697	66,495
	Net asset value per share	$35.83	$19.20	$129.09	$20.00	$29.53
Class 1A:	Net assets	$23,541	$6,080	$394,214	$14,290	$12,395
	Shares outstanding	662	322	3,092	719	423
	Net asset value per share	$35.56	$18.89	$127.48	$19.87	$29.34
Class 2:	Net assets	$3,658,494	$1,785,308	$21,211,228	$3,398,928	$851,450
	Shares outstanding	103,962	99,231	166,854	170,971	29,249
	Net asset value per share	$35.19	$17.99	$127.12	$19.88	$29.11
Class 3:	Net assets			$286,572	$15,420
	Shares outstanding	Not applicable	Not applicable	2,195	769	Not applicable
	Net asset value per share			$130.57	$20.06
Class 4:	Net assets	$1,083,110	$390,085	$6,177,978	$506,481	$900,393
	Shares outstanding	31,244	21,761	50,128	25,929	31,253
	Net asset value per share	$34.67	$17.93	$123.24	$19.53	$28.81

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,487,868	$10	$611,606	$25,261,729	$31,530
	Shares outstanding	379,415	1	36,247	404,854	2,559
	Net asset value per share	$17.10	$10.45	$16.87	$62.40	$12.32
Class 1A:	Net assets	$34,514	$10	$10,701	$47,962	$7,639
	Shares outstanding	2,030	1	639	776	639
	Net asset value per share	$17.00	$10.45	$16.75	$61.80	$11.96
Class 2:	Net assets	$3,097,649	$11	$1,060,266	$14,111,614	$164,143
	Shares outstanding	185,220	1	63,087	231,203	13,720
	Net asset value per share	$16.72	$10.45	$16.81	$61.04	$11.96
Class 3:	Net assets				$154,690
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,474	Not applicable
	Net asset value per share				$62.54
Class 4:	Net assets	$2,051,658	$15,724	$315,131	$2,986,322	$192,753
	Shares outstanding	124,370	1,505	19,301	50,082	16,407
	Net asset value per share	$16.50	$10.45	$16.33	$59.63	$11.75

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$793,538	$16,240,337	$96,777	$6,713,270	$619,493
	Shares outstanding	57,708	622,968	7,093	700,832	59,346
	Net asset value per share	$13.75	$26.07	$13.64	$9.58	$10.44
Class 1A:	Net assets	$13,755	$44,955	$4,073	$259,363	$26,030
	Shares outstanding	1,002	1,737	301	27,296	2,519
	Net asset value per share	$13.73	$25.87	$13.54	$9.50	$10.33
Class 2:	Net assets	$20,266	$4,400,629	$149,204	$2,710,252	$754,851
	Shares outstanding	1,475	171,759	11,005	287,705	73,192
	Net asset value per share	$13.74	$25.62	$13.56	$9.42	$10.31
Class 3:	Net assets		$33,494
	Shares outstanding	Not applicable	1,284	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.09
Class 4:	Net assets	$738,764	$6,956,166	$168,535	$1,282,678	$71,580
	Shares outstanding	53,861	274,415	12,672	137,094	7,060
	Net asset value per share	$13.72	$25.35	$13.30	$9.36	$10.14

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$248,752	$17,791	$34,289	$269,845
	Shares outstanding	26,289	1,879	2,993	27,050	Not applicable
	Net asset value per share	$9.46	$9.47	$11.46	$9.98
Class 1A:	Net assets	$3,290	$3,037	$127	$276,893
	Shares outstanding	350	325	11	27,940	Not applicable
	Net asset value per share	$9.41	$9.33	$11.44	$9.91
Class 2:	Net assets	$534,801	$41,346	$227,700	$1,029,394
	Shares outstanding	58,049	4,418	20,602	104,700	Not applicable
	Net asset value per share	$9.21	$9.36	$11.05	$9.83
Class 3:	Net assets	$8,031		$3,782	$5,264
	Shares outstanding	844	Not applicable	338	526	Not applicable
	Net asset value per share	$9.51		$11.21	$10.00
Class 4:	Net assets	$200,065	$55,967	$58,332	$235,982
	Shares outstanding	19,314	6,068	5,249	24,059	Not applicable
	Net asset value per share	$10.36	$9.22	$11.11	$9.81
Class P1:	Net assets					$13,806
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,031
	Net asset value per share					$13.39
Class P2:	Net assets					$506,139
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,220
	Net asset value per share					$13.24

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,954	$2,740	$1,855,636	$12,050
	Shares outstanding	233	226	131,460	946
	Net asset value per share	$8.40	$12.11	$14.12	$12.74
Class P2:	Net assets	$112,127	$315,324	$267,319	$1,941,819
	Shares outstanding	13,401	26,237	19,091	157,980
	Net asset value per share	$8.37	$12.02	$14.00	$12.29
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$78,930	$22,148	$127,325	$103,236	$40,021
Affiliated issuers	—	2,399	28,944	6,773	2,879
	78,930	24,547	156,269	110,009	42,900
Interest from unaffiliated issuers	322	544	47	326	5,531
Securities lending income (net of fees)	24	170	101	30	33
	79,276	25,261	156,417	110,365	48,464
Fees and expenses*:
Investment advisory services	18,949	9,266	71,060	16,287	9,926
Distribution services	5,501	2,468	31,424	4,641	2,023
Insurance administrative services	1,233	392	7,157	592	1,046
Transfer agent services	1	— †	5	1	— †
Administrative services	1,197	430	7,012	1,022	516
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	32	15	216	27	10
Registration statement and prospectus	10	4	74	11	4
Trustees’ compensation	14	5	81	12	6
Auditing and legal	18	38	45	23	16
Custodian	340	210	358	480	564
Other	5	22	24	4	25
Total fees and expenses before waivers and/or reimbursements	27,300	12,850	117,456	23,100	14,136
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,251	622	—	—	1,204
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,251	622	—	—	1,204
Total fees and expenses after waivers and/or reimbursements	23,049	12,228	117,456	23,100	12,932
Net investment income	56,227	13,033	38,961	87,265	35,532
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	212,755	98,985	2,508,111	442,791	117,197
Affiliated issuers	(41)	2,156	(73)	(59)	(15)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(253)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,087)	51	454	2,634	(175)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	211,627	101,192	2,508,492	445,366	116,716
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	616,756	126,975	2,234,698	259,557	355,998
Affiliated issuers	(39)	(12,779)	(7)	(34)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	50
Forward currency contracts	—	—	—	—	(158)
Swap contracts	—	—	—	—	104
Currency translations	501	219	142	1,164	458
	617,218	114,415	2,234,833	260,687	356,444
Net realized gain (loss) and unrealized appreciation (depreciation)	828,845	215,607	4,743,325	706,053	473,160
Net increase (decrease) in net assets resulting from operations	$885,072	$228,640	$4,782,286	$793,318	$508,692

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,376	$85	$22,810	$272,732	$7,423
Affiliated issuers	7,099	7	1,606	37,275	272
	112,475	92	24,416	310,007	7,695
Interest from unaffiliated issuers	14	1	80	83	2
Securities lending income (net of fees)	66	1	8	29	5
	112,555	94	24,504	310,119	7,702
Fees and expenses*:
Investment advisory services	20,532	33	4,458	49,976	841
Distribution services	5,985	— †	1,600	20,214	403
Insurance administrative services	2,337	— †	361	3,435	218
Transfer agent services	1	—	— †	5	— †
Administrative services	1,647	2	282	6,001	53
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	2	5	186	6
Registration statement and prospectus	6	2	1	64	— †
Trustees’ compensation	19	— †	4	69	— †
Auditing and legal	24	21	15	41	14
Custodian	111	— †	69	150	34
Other	6	— †	1	22	— †
Total fees and expenses before waivers and/or reimbursements	30,679	60	6,796	80,163	1,569
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	7,873	—	939	—	—
Miscellaneous fee reimbursement	—	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	7,873	21	939	—	—
Total fees and expenses after waivers and/or reimbursements	22,806	39	5,857	80,163	1,569
Net investment income	89,749	55	18,647	229,956	6,133
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	466,620	1	94,134	1,545,351	3,484
Affiliated issuers	(31)	— †	(8)	6,213	— †
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(19)
Swap contracts	—	—	—	—	—
Currency transactions	(10)	—	146	(671)	26
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	466,579	1	94,272	1,550,893	3,491
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	422,904	1,052	120,534	1,519,959	58,509
Affiliated issuers	(37)	— †	(2)	(101,573)	(1)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	261	696	100
	422,875	1,052	120,793	1,419,082	58,598
Net realized gain (loss) and unrealized appreciation (depreciation)	889,454	1,053	215,065	2,969,975	62,089
Net increase (decrease) in net assets resulting from operations	$979,203	$1,108	$233,712	$3,199,931	$68,222

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,301	$115,625	$3,666	$—	$87
Affiliated issuers	2,604	57,784	637	16,350	1,371
	24,905	173,409	4,303	16,350	1,458
Interest from unaffiliated issuers	4,788	173,336	2,702	250,561	32,199
Securities lending income (net of fees)	19	67	1	—	—
	29,712	346,812	7,006	266,911	33,657
Fees and expenses*:
Investment advisory services	2,550	35,056	884	19,253	3,116
Distribution services	854	13,524	374	4,906	1,018
Insurance administrative services	847	8,266	196	1,815	126
Transfer agent services	— †	3	— †	1	— †
Administrative services	214	3,972	60	1,641	217
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	6	58	5	48	6
Registration statement and prospectus	7	35	1	42	1
Trustees’ compensation	3	45	1	18	3
Auditing and legal	29	39	20	8	1
Custodian	50	102	51	79	119
Other	1	17	— †	6	1
Total fees and expenses before waivers and/or reimbursements	4,561	61,117	1,592	27,817	4,608
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	929	—	27	8,204	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	929	—	27	8,204	—
Total fees and expenses after waivers and/or reimbursements	3,632	61,117	1,565	19,613	4,608
Net investment income	26,080	285,695	5,441	247,298	29,049
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	32,418	1,657,001	10,337	(28,295)	(17,007)
Affiliated issuers	—	(136,762)	(3)	94	(1)
Options purchased (futures style)	—	—	(44)	—	(399)
Options written	—	—	27	—	297
Futures contracts	(329)	5,194	(227)	(29,364)	(425)
Forward currency contracts	—	—	(4,788)	(8,500)	1,112
Swap contracts	60	(455)	6	5,186	404
Currency transactions	4	(536)	(66)	22	(406)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	32,153	1,524,442	5,242	(60,857)	(16,425)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	106,144	112,140	25,483	205,102	97,958
Affiliated issuers	561	148,001	70	(208)	385
Options purchased (futures style)	—	—	7	—	64
Options written	—	—	(5)	—	15
Futures contracts	2,387	21,662	519	71,589	5,267
Forward currency contracts	—	—	(140)	(4,153)	118
Swap contracts	(216)	(884)	204	3,548	3,041
Currency translations	179	646	96	133	753
	109,055	281,565	26,234	276,011	107,601
Net realized gain (loss) and unrealized appreciation (depreciation)	141,208	1,806,007	31,476	215,154	91,176
Net increase (decrease) in net assets resulting from operations	$167,288	$2,091,702	$36,917	$462,452	$120,225

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$789	$—	$—	$—	$421
Affiliated issuers	863	—	—	—	1,309
	1,652	—	—	—	1,730
Interest from unaffiliated issuers	33,248	3,012	7,558	42,463	—
Securities lending income (net of fees)	—	—	—	—	—
	34,900	3,012	7,558	42,463	1,730
Fees and expenses*:
Investment advisory services	1,918	168	439	2,661	333
Distribution services	888	117	382	1,571	608
Insurance administrative services	225	69	88	638	625
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	143	17	51	271	—
Accounting and administrative services	—	—	—	—	30
Reports to shareholders	7	5	6	8	—
Registration statement and prospectus	2	1	1	3	5
Trustees’ compensation	1	— †	— †	3	1
Auditing and legal	9	— †	— †	1	— †
Custodian	12	8	— †	17	4
Other	10	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	3,215	385	967	5,174	1,606
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	570	44	—	661	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	570	44	—	661	83
Total fees and expenses after waivers and/or reimbursements	2,645	341	967	4,513	1,523
Net investment income	32,255	2,671	6,591	37,950	207
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	730	(49)	—	454	(2,283)
Affiliated issuers	(6)	—	—	—	45,859
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	160	243	—	6,752	(15,006)
Forward currency contracts	—	—	—	—	—
Swap contracts	(1)	9	—	2,638	—
Currency transactions	9	—	—	—	123
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	892	203	—	9,844	62,988
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	5,595	1,749	(53)	23,033	15
Affiliated issuers	2	—	—	—	(34,869)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	214	920	—	16,396	(403)
Forward currency contracts	—	—	—	—	—
Swap contracts	(525)	(41)	—	(2,276)	—
Currency translations	3	—	—	—	—
	5,289	2,628	(53)	37,153	(35,257)
Net realized gain (loss) and unrealized appreciation (depreciation)	6,181	2,831	(53)	46,997	27,731
Net increase (decrease) in net assets resulting from operations	$38,436	$5,502	$6,538	$84,947	$27,938

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$100	$280	$1,932	$1,845
Affiliated issuers	163	1,190	6,829	8,184
	263	1,470	8,761	10,029
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	263	1,470	8,761	10,029
Fees and expenses*:
Investment advisory services	75	208	1,390	1,290
Distribution services	138	388	327	2,402
Insurance administrative services	141	391	2,602	2,416
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	26	28	45	44
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	5	4	5
Trustees’ compensation	— †	1	3	3
Auditing and legal	— †	— †	2	1
Custodian	4	3	4	4
Other	— †	— †	1	1
Total fees and expenses before waivers and/or reimbursements	389	1,024	4,378	6,166
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	349	324
Miscellaneous fee reimbursement	— †	—	—	—
Total waivers and/or reimbursements of fees and expenses	19	52	349	324
Total fees and expenses after waivers and/or reimbursements	370	972	4,029	5,842
Net investment income	(107)	498	4,732	4,187
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(561)	(1,416)	(14,007)	(1,782)
Affiliated issuers	2,768	10,111	54,214	(5,123)
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,387)	(9,931)	(54,893)	(49,874)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	33	47	205	177
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(4,147)	16,716	264,311	71,058
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(152)	(135)	(1,473)	(299)
Affiliated issuers	8,715	(3,939)	(193,572)	13,191
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(227)	372	4,222	1,361
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	8,336	(3,702)	(190,823)	14,253
Net realized gain (loss) and unrealized appreciation (depreciation)	4,189	13,014	73,488	85,311
Net increase (decrease) in net assets resulting from operations	$4,082	$13,512	$78,220	$89,498
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$56,227	$83,934	$13,033	$14,439	$38,961	$123,765
Net realized gain (loss)	211,627	1,058,571	101,192	67,213	2,508,492	3,989,653
Net unrealized appreciation (depreciation)	617,218	(106,961)	114,415	(6,037)	2,234,833	7,880,200
Net increase (decrease) in net assets resulting from operations	885,072	1,035,544	228,640	75,615	4,782,286	11,993,618
Distributions paid to shareholders	(1,069,091)	(362,247)	(65,735)	(145,595)	(4,035,332)	(1,183,768)
Net capital share transactions	717,148	(305,156)	(86,887)	(124,117)	2,839,871	(2,405,717)
Total increase (decrease) in net assets	533,129	368,141	76,018	(194,097)	3,586,825	8,404,133
Net assets:
Beginning of period	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of period	$8,591,452	$8,058,323	$3,066,477	$2,990,459	$51,289,768	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$87,265	$80,016	$35,532	$49,823	$89,749	$178,541
Net realized gain (loss)	445,366	335,500	116,716	148,263	466,579	784,826
Net unrealized appreciation (depreciation)	260,687	(158,907)	356,444	26,354	422,875	937,617
Net increase (decrease) in net assets resulting from operations	793,318	256,609	508,692	224,440	979,203	1,900,984
Distributions paid to shareholders	(2,865)	(91,320)	(152,884)	(66,666)	(812,730)	(270,276)
Net capital share transactions	(368,267)	(557,783)	(39,747)	(124,462)	439,202	(851,035)
Total increase (decrease) in net assets	422,186	(392,494)	316,061	33,312	605,675	779,673
Net assets:
Beginning of period	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of period	$7,208,704	$6,786,518	$3,727,660	$3,411,599	$11,671,689	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30,	Period ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024[2]	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$55	$13	$18,647	$29,625	$229,956	$464,425
Net realized gain (loss)	1	4	94,272	142,599	1,550,893	6,999,624
Net unrealized appreciation (depreciation)	1,052	(438)	120,793	78,887	1,419,082	1,206,283
Net increase (decrease) in net assets resulting from operations	1,108	(421)	233,712	251,111	3,199,931	8,670,332
Distributions paid to shareholders	(5)	(13)	(75,167)	(32,476)	(7,076,713)	(2,264,497)
Net capital share transactions	73	15,013	(49,160)	(191,651)	5,184,105	(2,602,817)
Total increase (decrease) in net assets	1,176	14,579	109,385	26,984	1,307,323	3,803,018
Net assets:
Beginning of period	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of period	$15,755	$14,579	$1,997,704	$1,888,319	$42,562,317	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$6,133	$7,648	$26,080	$42,544	$285,695	$590,761
Net realized gain (loss)	3,491	(1,592)	32,153	24,024	1,524,442	1,925,378
Net unrealized appreciation (depreciation)	58,598	5,162	109,055	61,325	281,565	1,576,776
Net increase (decrease) in net assets resulting from operations	68,222	11,218	167,288	127,893	2,091,702	4,092,915
Distributions paid to shareholders	(1,423)	(8,098)	(16,131)	(45,676)	(2,025,651)	(1,743,267)
Net capital share transactions	6,613	(9,047)	46,498	35,182	523,850	(949,298)
Total increase (decrease) in net assets	73,412	(5,927)	197,655	117,399	589,901	1,400,350
Net assets:
Beginning of period	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of period	$396,065	$322,653	$1,566,323	$1,368,668	$27,675,581	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$5,441	$9,318	$247,298	$501,464	$29,049	$61,225
Net realized gain (loss)	5,242	16,800	(60,857)	(134,500)	(16,425)	(22,949)
Net unrealized appreciation (depreciation)	26,234	(1,065)	276,011	(207,188)	107,601	(80,072)
Net increase (decrease) in net assets resulting from operations	36,917	25,053	462,452	159,776	120,225	(41,796)
Distributions paid to shareholders	(16,555)	(7,048)	(96,658)	(475,626)	(3,588)	(33,915)
Net capital share transactions	5,945	(14,487)	(567,129)	474,834	(92,920)	(16,393)
Total increase (decrease) in net assets	26,307	3,518	(201,335)	158,984	23,717	(92,104)
Net assets:
Beginning of period	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of period	$418,589	$392,282	$10,965,563	$11,166,898	$1,471,954	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$32,255	$60,672	$2,671	$5,237	$6,591	$16,889
Net realized gain (loss)	892	3,094	203	(1,054)	—	— [3]
Net unrealized appreciation (depreciation)	5,289	19,028	2,628	(3,372)	(53)	130
Net increase (decrease) in net assets resulting from operations	38,436	82,794	5,502	811	6,538	17,019
Distributions paid to shareholders	(10,773)	(59,402)	(896)	(5,001)	(2,557)	(17,633)
Net capital share transactions	35,313	34,726	2,704	7,230	(18,429)	(33,462)
Total increase (decrease) in net assets	62,976	58,118	7,310	3,040	(14,448)	(34,076)
Net assets:
Beginning of period	931,963	873,845	110,831	107,791	338,678	372,754
End of period	$994,939	$931,963	$118,141	$110,831	$324,230	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$37,950	$72,049	$207	$2,764	$(107)	$1,470
Net realized gain (loss)	9,844	(1,294)	62,988	37,612	(4,147)	(2,539)
Net unrealized appreciation (depreciation)	37,153	(55,237)	(35,257)	69,526	8,336	1,155
Net increase (decrease) in net assets resulting from operations	84,947	15,518	27,938	109,902	4,082	86
Distributions paid to shareholders	(14,197)	(73,267)	(24,752)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(73,399)	353,747	(9,503)	(88,856)	(2,829)	(8,399)
Total increase (decrease) in net assets	(2,649)	295,998	(6,317)	18,627	(227)	(9,874)
Net assets:
Beginning of period	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of period	$1,817,378	$1,820,027	$519,945	$526,262	$114,081	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2025[1]	2024	2025[1]	2024	2025[1]	2024
Operations:
Net investment income (loss)	$498	$4,979	$4,732	$33,950	$4,187	$37,923
Net realized gain (loss)	16,716	(4,225)	264,311	73,326	71,058	123,915
Net unrealized appreciation (depreciation)	(3,702)	42,170	(190,823)	261,435	14,253	124,394
Net increase (decrease) in net assets resulting from operations	13,512	42,924	78,220	368,711	89,498	286,232
Distributions paid to shareholders	(4,680)	(5,475)	(109,558)	(65,908)	(156,085)	(69,126)
Net capital share transactions	(12,974)	(39,434)	(22,573)	(313,193)	(5,394)	(294,452)
Total increase (decrease) in net assets	(4,142)	(1,985)	(53,911)	(10,390)	(71,981)	(77,346)
Net assets:
Beginning of period	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of period	$318,064	$322,206	$2,122,955	$2,176,866	$1,953,869	$2,025,850
1
Unaudited.
2
For the period November 15, 2024, commencement of operations, to December 31, 2024.
3
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	290

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

291	American Funds Insurance Series

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Insurance Series	292

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

293	American Funds Insurance Series

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series	294

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):
Global Growth Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$689,754	$—	$—	$689,754
Financials	473,223	—	—	473,223
Information technology	403,781	—	428	404,209
Consumer discretionary	382,656	—	—	382,656
Health care	353,674	—	—	353,674
Materials	181,377	—	—	181,377
Communication services	134,493	—	—	134,493
Real estate	79,192	—	—	79,192
Consumer staples	76,756	—	—	76,756
Energy	76,013	—	—	76,013
Utilities	58,664	—	—	58,664
Preferred securities	9,138	—	14,522	23,660
Convertible stocks	13,046	—	—	13,046
Convertible bonds & notes	—	4,039	—	4,039
Short-term securities	161,954	—	—	161,954
Total	$3,093,721	$4,039	$14,950	$3,112,710

295	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,898,317	$—	$5,985	$13,904,302
Communication services	10,248,832	—	—	10,248,832
Consumer discretionary	7,058,073	—	—	7,058,073
Health care	5,661,824	—	9,825	5,671,649
Industrials	5,401,182	—	2,633	5,403,815
Financials	4,094,384	—	—	4,094,384
Consumer staples	1,049,326	—	2,671	1,051,997
Energy	1,016,036	—	—	1,016,036
Materials	726,868	—	—	726,868
Utilities	358,047	—	—	358,047
Real estate	309,468	—	—	309,468
Preferred securities	—	—	146,802	146,802
Rights & warrants	—	—	22,672	22,672
Convertible stocks	4,131	—	686	4,817
Short-term securities	1,569,711	—	—	1,569,711
Total	$51,396,199	$—	$191,274	$51,587,473
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,316,771	$—	$—	$1,316,771
Financials	1,183,785	—	—	1,183,785
Information technology	951,942	—	6,168	958,110
Communication services	655,458	—	—	655,458
Consumer discretionary	650,213	—	—	650,213
Health care	621,389	—	—	621,389
Materials	567,220	—	—	567,220
Consumer staples	430,268	—	—	430,268
Energy	396,129	—	—	396,129
Utilities	116,308	—	—	116,308
Preferred securities	32,903	—	565	33,468
Rights & warrants	—	—	— *	— *
Short-term securities	330,868	—	—	330,868
Total	$7,253,254	$—	$6,733	$7,259,987
*
Amount less than one thousand.

American Funds Insurance Series	296

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$704,693	$2,554	$— *	$707,247
Information technology	676,770	—	493	677,263
Consumer discretionary	450,359	—	—	450,359
Industrials	412,982	—	—	412,982
Communication services	363,276	—	—	363,276
Health care	228,078	—	—	228,078
Consumer staples	224,042	—	—	224,042
Materials	183,568	—	— *	183,568
Energy	83,019	—	— *	83,019
Real estate	63,806	—	—	63,806
Utilities	51,736	—	—	51,736
Preferred securities	18,723	—	8,801	27,524
Rights & warrants	—	26	—	26
Convertible stocks	183	—	—	183
Bonds, notes & other debt instruments	—	127,378	—	127,378
Short-term securities	151,987	450	—	152,437
Total	$3,613,222	$130,408	$9,294	$3,752,924

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$65	$—	$—	$65
Unrealized appreciation on open forward currency contracts	—	90	—	90
Liabilities:
Unrealized depreciation on futures contracts	(4)	—	—	(4)
Unrealized depreciation on open forward currency contracts	—	(168)	—	(168)
Total	$61	$(78)	$—	$(17)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 1.

297	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$427,048	$—	$—	$427,048
Financials	316,727	—	— *	316,727
Industrials	302,352	—	—	302,352
Consumer discretionary	181,256	—	—	181,256
Health care	168,013	—	—	168,013
Communication services	165,844	—	—	165,844
Consumer staples	120,918	—	—	120,918
Materials	104,031	1,918	—	105,949
Energy	79,674	—	—	79,674
Utilities	32,792	976	—	33,768
Real estate	15,467	—	—	15,467
Preferred securities	5,091	—	—	5,091
Bonds, notes & other debt instruments	—	1,506	—	1,506
Short-term securities	84,375	—	—	84,375
Total	$2,003,588	$4,400	$— *	$2,007,988
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,838,678	$—	$—	$11,838,678
Industrials	6,589,703	—	—	6,589,703
Financials	5,204,392	—	—	5,204,392
Consumer discretionary	4,605,290	—	—	4,605,290
Health care	3,953,251	—	—	3,953,251
Communication services	3,823,894	—	—	3,823,894
Consumer staples	1,335,169	—	—	1,335,169
Energy	1,274,412	—	—	1,274,412
Materials	1,159,101	—	—	1,159,101
Utilities	838,420	—	—	838,420
Real estate	751,153	—	—	751,153
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,261,375	—	—	1,261,375
Total	$42,634,838	$988	$—	$42,635,826

American Funds Insurance Series	298

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$95,865	$—	$— *	$95,865
Industrials	63,371	—	—	63,371
Information technology	44,238	—	—	44,238
Consumer staples	34,875	—	—	34,875
Consumer discretionary	32,588	—	—	32,588
Communication services	28,978	—	—	28,978
Health care	25,844	—	—	25,844
Materials	20,585	—	— *	20,585
Energy	18,005	—	— *	18,005
Utilities	10,944	—	—	10,944
Real estate	4,179	—	—	4,179
Preferred securities	174	—	—	174
Short-term securities	16,518	—	—	16,518
Total	$396,164	$—	$— *	$396,164
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$233,645	$—	$— *	$233,645
Information technology	152,382	—	—	152,382
Industrials	135,755	—	—	135,755
Consumer staples	134,741	—	—	134,741
Health care	126,930	—	—	126,930
Utilities	82,013	866	—	82,879
Consumer discretionary	76,037	—	—	76,037
Energy	72,713	—	—	72,713
Communication services	55,015	—	—	55,015
Real estate	53,644	—	—	53,644
Materials	50,592	—	—	50,592
Convertible stocks	6,728	—	—	6,728
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,131	100	87,231
U.S. Treasury bonds & notes	—	77,098	—	77,098
Corporate bonds, notes & loans	—	38,408	262	38,670
Asset-backed obligations	—	14,904	—	14,904
Bonds & notes of governments & government agencies outside the U.S.	—	805	—	805
Municipals	—	336	—	336
Investment funds	32,235	—	—	32,235
Short-term securities	130,855	—	—	130,855
Total	$1,343,285	$219,548	$362	$1,563,195
Refer to the next page for footnote(s).

299	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,481	$—	$—	$1,481
Unrealized appreciation on centrally cleared interest rate swaps	—	243	—	243
Unrealized appreciation on centrally cleared credit default swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(72)	—	—	(72)
Unrealized appreciation on centrally cleared interest rate swaps	—	— *	—	— *
Total	$1,409	$255	$—	$1,664
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,662,762	$—	$—	$4,662,762
Financials	3,370,748	—	— *	3,370,748
Industrials	2,515,815	—	—	2,515,815
Consumer discretionary	1,937,291	—	807	1,938,098
Health care	1,864,589	—	13,914	1,878,503
Materials	1,333,988	—	— *	1,333,988
Consumer staples	1,196,955	—	—	1,196,955
Communication services	1,045,984	—	—	1,045,984
Energy	355,595	—	498	356,093
Real estate	147,440	—	—	147,440
Utilities	133,008	—	—	133,008
Preferred securities	—	—	647	647
Rights & warrants	54	—	— *	54
Convertible stocks	38,180	—	—	38,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,908,850	—	2,908,850
Corporate bonds, notes & loans	—	2,009,713	9,271	2,018,984
U.S. Treasury bonds & notes	—	1,906,954	—	1,906,954
Asset-backed obligations	—	567,592	—	567,592
Bonds & notes of governments & government agencies outside the U.S.	—	37,148	—	37,148
Municipals	—	22,367	—	22,367
Investment funds	772,826	—	—	772,826
Short-term securities	1,325,620	—	—	1,325,620
Total	$20,700,855	$7,452,624	$25,137	$28,178,616

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,259	$—	$—	$24,259
Liabilities:
Unrealized depreciation on futures contracts	(5,521)	—	—	(5,521)
Unrealized depreciation on centrally cleared credit default swaps	—	(860)	—	(860)
Total	$18,738	$(860)	$—	$17,878
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	300

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,529	$—	$—	$44,529
Financials	42,226	—	—	42,226
Industrials	35,996	—	—	35,996
Health care	34,097	—	—	34,097
Communication services	21,542	—	—	21,542
Consumer discretionary	19,611	—	—	19,611
Consumer staples	18,188	—	—	18,188
Materials	17,133	371	—	17,504
Utilities	13,084	—	—	13,084
Energy	9,643	—	—	9,643
Real estate	2,881	—	—	2,881
Convertible stocks	2,596	—	—	2,596
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,518	—	58,518
Corporate bonds, notes & loans	—	25,698	—	25,698
Mortgage-backed obligations	—	23,721	—	23,721
U.S. Treasury bonds & notes	—	19,996	—	19,996
Asset-backed obligations	—	2,436	—	2,436
Municipals	—	127	—	127
Federal agency bonds & notes	—	116	—	116
Investment funds	4,121	—	—	4,121
Short-term securities	22,973	191	—	23,164
Total	$288,620	$131,174	$—	$419,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$7	$—	$—	$7
Unrealized appreciation on futures contracts	338	—	—	338
Unrealized appreciation on open forward currency contracts	—	280	—	280
Unrealized appreciation on centrally cleared interest rate swaps	—	126	—	126
Unrealized appreciation on bilateral interest rate swaps	—	60	—	60
Unrealized appreciation on centrally cleared credit default swaps	—	8	—	8
Liabilities:
Unrealized depreciation on options written (futures style)	(5)	—	—	(5)
Unrealized depreciation on futures contracts	(57)	—	—	(57)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on bilateral interest rate swaps	—	(284)	—	(284)
Unrealized depreciation on centrally cleared credit default swaps	—	(32)	—	(32)
Total	$283	$(448)	$—	$(165)
*
Options purchased (futures style), options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

301	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,790,654	$1,423	$3,792,077
Corporate bonds, notes & loans	—	3,612,824	7,595	3,620,419
U.S. Treasury bonds & notes	—	2,148,907	—	2,148,907
Asset-backed obligations	—	594,080	—	594,080
Municipals	—	160,265	—	160,265
Bonds & notes of governments & government agencies outside the U.S.	—	116,286	—	116,286
Federal agency bonds & notes	—	11,725	—	11,725
Common stocks	—	14	—	14
Short-term securities	745,797	—	—	745,797
Total	$745,797	$10,434,755	$9,018	$11,189,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,636	$—	$—	$44,636
Unrealized appreciation on open forward currency contracts	—	637	—	637
Unrealized appreciation on centrally cleared interest rate swaps	—	1,464	—	1,464
Unrealized appreciation on bilateral interest rate swaps	—	2,806	—	2,806
Unrealized appreciation on centrally cleared credit default swaps	—	461	—	461
Liabilities:
Unrealized depreciation on futures contracts	(3,297)	—	—	(3,297)
Unrealized depreciation on open forward currency contracts	—	(2,964)	—	(2,964)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,389)	—	(3,389)
Unrealized depreciation on bilateral interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,599)	—	(2,599)
Total	$41,339	$(5,345)	$—	$35,994
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	302

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$330,337	$—	$330,337
Japanese yen	—	129,364	—	129,364
British pounds	—	67,533	—	67,533
Brazilian reais	—	38,886	—	38,886
Canadian dollars	—	30,396	—	30,396
Australian dollars	—	30,298	—	30,298
South Korean won	—	25,218	—	25,218
Chinese yuan renminbi	—	23,928	—	23,928
Malaysian ringgits	—	22,767	—	22,767
Mexican pesos	—	16,479	—	16,479
Indian rupees	—	15,703	—	15,703
Indonesian rupiah	—	9,657	—	9,657
Norwegian kroner	—	6,698	—	6,698
South African rand	—	6,637	—	6,637
Danish kroner	—	6,546	—	6,546
Polish zloty	—	3,940	—	3,940
Chilean pesos	—	2,739	—	2,739
Turkish lira	—	1,942	—	1,942
Colombian pesos	—	1,052	—	1,052
Czech korunas	—	851	—	851
U.S. dollars	—	643,452	690	644,142
Preferred securities	—	—	68	68
Common stocks	1,781	6	45	1,832
Investment funds	22,047	—	—	22,047
Short-term securities	34,518	2,878	—	37,396
Options purchased on foreign currencies (equity style)	—	35	—	35
Total	$58,346	$1,417,342	$803	$1,476,491

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options purchased (futures style)	$64	$—	$—	$64
Unrealized appreciation on futures contracts	3,955	—	—	3,955
Unrealized appreciation on open forward currency contracts	—	3,338	—	3,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,002	—	1,002
Unrealized appreciation on bilateral interest rate swaps	—	522	—	522
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Value of options written (equity style)	—	(12)	—	(12)
Unrealized depreciation on options written (futures style)	(39)	—	—	(39)
Unrealized depreciation on futures contracts	(616)	—	—	(616)
Unrealized depreciation on open forward currency contracts	—	(3,277)	—	(3,277)
Unrealized depreciation on centrally cleared interest rate swaps	—	(494)	—	(494)
Unrealized depreciation on bilateral interest rate swaps	—	(3,690)	—	(3,690)
Unrealized depreciation on centrally cleared credit default swaps	—	(424)	—	(424)
Total	$3,364	$(3,020)	$—	$344
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

303	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$873,946	$3,291	$877,237
Other	—	430	603	1,033
Convertible bonds & notes	—	447	—	447
Common stocks	35,992	802	22,325	59,119
Preferred securities	—	2,515	1,468	3,983
Rights & warrants	47	—	—	47
Short-term securities	45,170	—	—	45,170
Total	$81,209	$878,140	$27,687	$987,036

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$197	$—	$—	$197
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Liabilities:
Unrealized depreciation on futures contracts	(59)	—	—	(59)
Unrealized depreciation on centrally cleared credit default swaps	—	(482)	—	(482)
Total	$138	$(482)	$—	$(344)
1
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$36,440	$1,869	$6,147	$ (4,347)	$390	$ (9,061)	$ (3,751)	$27,687
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$ (6,171)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	304

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,894	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$22,325	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.1x	Increase
			EV/EBITDA-CAPEX multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-CAPEX multiple	5%	5%	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$1,468	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$27,687
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$105,527	$—	$105,527
U.S. Treasury bonds & notes	—	5,070	—	5,070
Asset-backed obligations	—	1,603	—	1,603
Short-term securities	—	20,107	—	20,107
Options purchased on futures (equity style)	5	—	—	5
Total	$5	$132,307	$—	$132,312

305	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$603	$—	$—	$603
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$579	$100	$—	$679
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$844,043	$—	$844,043
U.S. Treasury bonds & notes	—	686,092	—	686,092
Federal agency bonds & notes	—	51,206	—	51,206
Short-term securities	—	307,019	—	307,019
Options purchased on futures (equity style)	206	—	—	206
Total	$206	$1,888,360	$—	$1,888,566

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,883	$—	$—	$9,883
Unrealized appreciation on centrally cleared interest rate swaps	—	14,278	—	14,278
Liabilities:
Unrealized depreciation on futures contracts	(404)	—	—	(404)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,762)	—	(2,762)
Total	$9,479	$11,516	$—	$20,995
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2025, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	306

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on

307	American Funds Insurance Series

interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have

American Funds Insurance Series	308

higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

309	American Funds Insurance Series

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series	310

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

311	American Funds Insurance Series

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11	$—	$12	$—
Global Small Capitalization Fund	21,033	21,824	154	19,642
Growth Fund	137,026	140,364	—	126,327
New World Fund	7,151	4,784	2,898	4,306
Washington Mutual Investors Fund	4	5	—	4
U.S. Small and Mid Cap Equity Fund	7	7	—	7
Capital World Growth and Income Fund	8,902	8,988	484	8,089
International Growth and Income Fund	891	937	2	843
Capital Income Builder	16,714	17,540	—	15,786
Asset Allocation Fund	2,306	2,353	—	2,118
American Funds Global Balanced Fund	1,472	1,545	—	1,391
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

American Funds Insurance Series	312

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Global Small Capitalization Fund, Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $490,000, $3,151,000, $8,000 and $1,158,000, respectively, which would represents 0.02% for Global Small Capitalization Fund, 0.01% for Asset Allocation Fund, less than 0.01% for Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital World Bond Fund, $2,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each

313	American Funds Insurance Series

fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — Some of the funds have entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies — One of the funds has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	314

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

315	American Funds Insurance Series

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$15,751	$19,587	$1,702*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	165,704	Not applicable	7,379	5,160
Asset Allocation Fund	Not applicable	Not applicable	2,375,438	Not applicable	585,466*	58,451
Global Balanced Fund	$13,706	Not applicable	49,536	67,771	17,473	7,108
The Bond Fund of America	Not applicable	Not applicable	5,974,302	234,959	627,191	145,756
Capital World Bond Fund	72,254	$20,561	669,768	490,321	255,025	92,993
American High-Income Trust	Not applicable	Not applicable	40,053	Not applicable	Not applicable	14,703
American Funds Mortgage Fund	25,546	Not applicable	101,434	Not applicable	1,820	Not applicable
U.S. Government Securities Fund	900,592	Not applicable	2,057,761	Not applicable	1,084,428	Not applicable
Managed Risk Growth Fund	429,063	Not applicable	1,746	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	84,769	Not applicable	573	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	265,317	Not applicable	3,801	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,964,611	Not applicable	59,458	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	353,919	Not applicable	35,924	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	316

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$65	Unrealized depreciation[1]	$4
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	90	Unrealized depreciation on open forward currency contracts	168
			$155		$172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$50	Net unrealized appreciation (depreciation) on futures contracts	$50
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(253)	Net unrealized appreciation (depreciation) on forward currency contracts	(158)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(291)		$(4)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,481	Unrealized depreciation[1]	$72
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	243	Unrealized depreciation[1]	— [2]
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$1,736		$72

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(329)	Net unrealized appreciation (depreciation) on futures contracts	$2,387
Swap	Interest	Net realized gain (loss) on swap contracts	51	Net unrealized appreciation (depreciation) on swap contracts	(228)
Swap	Credit	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	12
			$(269)		$2,171
Refer to the end of the table(s) for footnote(s).

317	American Funds Insurance Series

Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24,259	Unrealized depreciation[1]	$5,521
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	860
			$24,259		$6,381

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$5,194	Net unrealized appreciation (depreciation) on futures contracts	$21,662
Swap	Interest	Net realized gain (loss) on swap contracts	(439)	Net unrealized appreciation (depreciation) on swap contracts	119
Swap	Credit	Net realized gain (loss) on swap contracts	(16)	Net unrealized appreciation (depreciation) on swap contracts	(1,003)
			$4,739		$20,778
American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (futures style)	Interest	Unrealized appreciation[1]	$7	Unrealized depreciation[1]	$—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Interest	Unrealized appreciation[1]	338	Unrealized depreciation[1]	57
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	280	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	126	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	60	Bilateral swaps, at value	284
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	8	Unrealized depreciation[1]	32
			$819		$984

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	318

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	$(44)	Net unrealized appreciation (depreciation) on options purchased (futures style)	$7
Options written (futures style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	(5)
Futures	Interest	Net realized gain (loss) on futures contracts	(227)	Net unrealized appreciation (depreciation) on futures contracts	519
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(4,788)	Net unrealized appreciation (depreciation) on forward currency contracts	(140)
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	223
Swap	Credit	Net realized gain (loss) on swap contracts	(18)	Net unrealized appreciation (depreciation) on swap contracts	(19)
			$(5,026)		$585
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44,636	Unrealized depreciation[1]	$3,297
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	637	Unrealized depreciation on open forward currency contracts	2,964
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,464	Unrealized depreciation[1]	3,389
Swap (bilateral)	Interest	Bilateral swaps, at value	2,806	Bilateral swaps, at value	1,761
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	461	Unrealized depreciation[1]	2,599
			$50,004		$14,010

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(29,364)	Net unrealized appreciation (depreciation) on futures contracts	$71,589
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,500)	Net unrealized appreciation (depreciation) on forward currency contracts	(4,153)
Swap	Interest	Net realized gain (loss) on swap contracts	4,209	Net unrealized appreciation (depreciation) on swap contracts	5,700
Swap	Credit	Net realized gain (loss) on swap contracts	977	Net unrealized appreciation (depreciation) on swap contracts	(2,152)
			$(32,678)		$70,984
Refer to the end of the table(s) for footnote(s).

319	American Funds Insurance Series

Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$35	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	12
Options purchased (futures style)	Interest	Unrealized appreciation[1]	64	Unrealized depreciation[1]	—
Options written (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	39
Futures	Interest	Unrealized appreciation[1]	3,955	Unrealized depreciation[1]	616
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,338	Unrealized depreciation on open forward currency contracts	3,277
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,002	Unrealized depreciation[1]	494
Swap (bilateral)	Interest	Bilateral swaps, at value	522	Bilateral swaps, at value	3,690
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	15	Unrealized depreciation[1]	424
			$8,931		$8,552

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(2)	Net unrealized appreciation (depreciation) on investments	$18
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	180	Net unrealized appreciation (depreciation) on investments	31
Options written (equity style)	Currency	Net realized gain (loss) on options written	52	Net unrealized appreciation (depreciation) on options written	54
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(399)	Net unrealized appreciation (depreciation) on options purchased (futures style)	64
Options written (futures style)	Interest	Net realized gain (loss) on options written	245	Net unrealized appreciation (depreciation) on options written	(39)
Futures	Interest	Net realized gain (loss) on futures contracts	(425)	Net unrealized appreciation (depreciation) on futures contracts	5,267
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,112	Net unrealized appreciation (depreciation) on forward currency contracts	118
Swap	Interest	Net realized gain (loss) on swap contracts	(205)	Net unrealized appreciation (depreciation) on swap contracts	3,337
Swap	Credit	Net realized gain (loss) on swap contracts	609	Net unrealized appreciation (depreciation) on swap contracts	(296)
			$1,167		$8,554
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	320

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$59
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	482
			$197		$541

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$160	Net unrealized appreciation (depreciation) on futures contracts	$214
Swap	Credit	Net realized gain (loss) on swap contracts	(1)	Net unrealized appreciation (depreciation) on swap contracts	(525)
			$159		$(311)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	603	Unrealized depreciation[1]	24
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	101	Unrealized depreciation[1]	1
			$709		$25

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(10)	Net unrealized appreciation (depreciation) on investments	$(7)
Futures	Interest	Net realized gain (loss) on futures contracts	243	Net unrealized appreciation (depreciation) on futures contracts	920
Swap	Interest	Net realized gain (loss) on swap contracts	9	Net unrealized appreciation (depreciation) on swap contracts	(41)
			$242		$872
Refer to the end of the table(s) for footnote(s).

321	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$206	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	9,883	Unrealized depreciation[1]	404
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,278	Unrealized depreciation[1]	2,762
			$24,367		$3,166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(336)	Net unrealized appreciation (depreciation) on investments	$(296)
Futures	Interest	Net realized gain (loss) on futures contracts	6,752	Net unrealized appreciation (depreciation) on futures contracts	16,396
Swap	Interest	Net realized gain (loss) on swap contracts	2,638	Net unrealized appreciation (depreciation) on swap contracts	(2,276)
			$9,054		$13,824
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$3,271	Investment securities from unaffiliated issuers[3]	$ —
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	6
Futures	Equity	Unrealized appreciation[1]	66	Unrealized depreciation[1]	—
			$3,337		$6

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,283)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$15
Futures	Currency	Net realized gain (loss) on futures contracts	(350)	Net unrealized appreciation (depreciation) on futures contracts	(10)
Futures	Equity	Net realized gain (loss) on futures contracts	(14,664)	Net unrealized appreciation (depreciation) on futures contracts	(397)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,289)		$(388)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	322

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$481	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	126
			$481		$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(561)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(152)
Futures	Currency	Net realized gain (loss) on futures contracts	—	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(6,393)	Net unrealized appreciation (depreciation) on futures contracts	(230)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(6,948)		$(379)
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,203	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	298	Unrealized depreciation[1]	—
			$1,501		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,416)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(135)
Futures	Currency	Net realized gain (loss) on futures contracts	(183)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(9,762)	Net unrealized appreciation (depreciation) on futures contracts	364
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,347)		$237
Refer to the end of the table(s) for footnote(s).

323	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$14,515	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	3,205	Unrealized depreciation[1]	—
			$17,720		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(14,007)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,473)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(53,591)	Net unrealized appreciation (depreciation) on futures contracts	4,197
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (68,900)		$2,749
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$2,833	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	638	Unrealized depreciation[1]	—
			$3,471		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,782)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(299)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(50,070)	Net unrealized appreciation (depreciation) on futures contracts	1,047
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,656)		$1,062
1
Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	324

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$18	$ (2)	$ —	$ —	$16
Citibank	62	(26)	—	—	36
HSBC Bank	8	—	—	—	8
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	— †	— †	—	—	—
Total	$90	$ (30)	$ —	$ —	$60
Liabilities:
Bank of America	$61	$ —	$ —	$ —	$61
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	2	(2)	—	—	—
Citibank	26	(26)	—	—	—
Goldman Sachs	18	—	—	—	18
JPMorgan Chase	9	—	—	—	9
Morgan Stanley	23	(2)	—	—	21
Standard Chartered Bank	28	— †	—	—	28
Total	$168	$ (30)	$ —	$ —	$138
Refer to the end of the table(s) for footnote(s).

325	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$15	$ (15)	$ —	$ —	$ —
Barclays Bank PLC	44	(28)	—	—	16
BNP Paribas	64	(64)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	116	(116)	—	—	—
HSBC Bank	46	(46)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	7	(7)	—	—	—
Standard Chartered Bank	19	(19)	—	—	—
UBS AG	8	(8)	—	—	—
Total	$340	$ (324)	$ —	$ —	$16
Liabilities:
Bank of America	$45	$ (15)	$ (30)	$ —	$ —
Bank of New York Mellon	5	—	—	—	5
Barclays Bank PLC	28	(28)	—	—	—
BNP Paribas	70	(64)	—	—	6
Citibank	78	(10)	—	—	68
Goldman Sachs	223	(116)	(107)	—	—
HSBC Bank	48	(46)	—	—	2
JPMorgan Chase	20	(11)	(9)	—	—
Morgan Stanley	207	(7)	—	—	200
Standard Chartered Bank	48	(19)	—	—	29
UBS AG	113	(8)	—	—	105
Total	$885	$ (324)	$ (146)	$ —	$415
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$191	$ (190)	$ —	$ —	$1
Barclays Bank PLC	864	(533)	—	—	331
BNP Paribas	126	(126)	—	—	—
Citibank	412	—	—	—	412
Goldman Sachs	1,701	(494)	—	—	1,207
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	71	(71)	—	—	—
Total	$3,443	$ (1,492)	$ —	$ —	$1,951
Liabilities:
Bank of America	$190	$ (190)	$ —	$ —	$ —
Barclays Bank PLC	533	(533)	—	—	—
BNP Paribas	2,672	(126)	(2,475)	—	71
Goldman Sachs	494	(494)	—	—	—
HSBC Bank	81	(78)	—	—	3
JPMorgan Chase	620	(71)	—	—	549
UBS AG	135	—	—	—	135
Total	$4,725	$ (1,492)	$ (2,475)	$ —	$758
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	326

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$995	$ (809)	$ —	$ —	$186
Bank of New York Mellon	119	—	—	—	119
Barclays Bank PLC	446	(446)	—	—	—
BNP Paribas	319	(319)	—	—	—
Citibank	675	(675)	—	—	—
Goldman Sachs	215	(215)	—	—	—
HSBC Bank	845	(358)	—	(310)	177
JPMorgan Chase	5	(5)	—	—	—
Morgan Stanley	80	(80)	—	—	—
Standard Chartered Bank	162	(162)	—	—	—
UBS AG	34	(34)	—	—	—
Total	$3,895	$ (3,103)	$ —	$ (310)	$482
Liabilities:
Bank of America	$809	$ (809)	$ —	$ —	$ —
Barclays Bank PLC	558	(446)	(112)	—	—
BNP Paribas	670	(319)	(288)	—	63
Citibank	683	(675)	—	—	8
Goldman Sachs	2,520	(215)	(2,298)	—	7
HSBC Bank	358	(358)	—	—	—
JPMorgan Chase	26	(5)	(15)	—	6
Morgan Stanley	145	(80)	—	—	65
Standard Chartered Bank	449	(162)	(287)	—	—
UBS AG	761	(34)	(340)	—	387
Total	$6,979	$ (3,103)	$ (3,340)	$ —	$536
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

327	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2025, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$285
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	309
International Growth and Income Fund	196	5	—
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	328

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2024:
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral[2]	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	3,672,153	874,249	29,669,987	1,970,140	1,386,903	4,493,198
Gross unrealized depreciation on investments	(175,826)	(96,526)	(588,478)	(120,463)	(66,083)	(136,080)
Net unrealized appreciation (depreciation) on investments	3,496,327	777,723	29,081,509	1,849,677	1,320,820	4,357,118
Cost of investments	5,158,642	2,334,987	22,505,964	5,410,310	2,432,087	7,297,400

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
As of June 30, 2025:
Gross unrealized appreciation on investments	1,508	812,185	18,907,142	114,299	385,128	8,199,326
Gross unrealized depreciation on investments	(894)	(47,504)	(167,029)	(11,155)	(26,553)	(567,859)
Net unrealized appreciation (depreciation) on investments	614	764,681	18,740,113	103,144	358,575	7,631,467
Cost of investments	15,112	1,243,307	23,895,713	293,020	1,206,185	20,569,509

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2024:
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	86,169	200,273	58,927	54,453	2,127	1
Gross unrealized depreciation on investments	(9,941)	(244,004)	(64,856)	(38,953)	(1,403)	(31)
Net unrealized appreciation (depreciation) on investments	76,228	(43,731)	(5,929)	15,500	724	(30)
Cost of investments	343,260	11,273,203	1,483,160	972,704	132,267	328,764

Refer to the end of the table(s) for footnote(s).

329	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2024:
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
As of June 30, 2025:
Gross unrealized appreciation on investments	45,694	117,719	20,510	60,113	231,817	177,065
Gross unrealized depreciation on investments	(50,484)	(64,383)	(22,277)	(25,719)	(76,928)	(47,264)
Net unrealized appreciation (depreciation) on investments	(4,790)	53,336	(1,767)	34,394	154,889	129,801
Cost of investments	1,914,351	467,686	115,094	283,921	1,973,291	1,826,040
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
2
This deferral is considered incurred in the subsequent year.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,222	$455,982	$473,204	$65,173	$99,126	$164,299
Class 1A	96	2,766	2,862	319	536	855
Class 2	15,237	443,236	458,473	57,169	103,301	160,470
Class 4	4,149	130,403	134,552	12,745	23,878	36,623
Total	$36,704	$1,032,387	$1,069,091	$135,406	$226,841	$362,247
Global Small Capitalization Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$19,199	$19,199	$24,044	$21,820	$45,864
Class 1A	—	126	126	120	119	239
Class 2	—	39,094	39,094	42,943	43,051	85,994
Class 4	—	7,316	7,316	6,428	7,070	13,498
Total	$—	$65,735	$65,735	$73,535	$72,060	$145,595

American Funds Insurance Series	330

Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$271,740	$1,543,000	$1,814,740	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$593,004	$3,442,328	$4,035,332	$206,009	$977,759	$1,183,768
International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,080	$—	$2,080	$46,267	$—	$46,267
Class 1A	4	—	4	157	—	157
Class 2	776	—	776	40,220	—	40,220
Class 3	5	—	5	191	—	191
Class 4	—	—	—	4,485	—	4,485
Total	$2,865	$—	$2,865	$91,320	$—	$91,320
New World Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,656	$71,532	$80,188	$29,713	$8,227	$37,940
Class 1A	49	453	502	167	49	216
Class 2	3,487	31,619	35,106	11,293	3,828	15,121
Class 4	3,394	33,694	37,088	9,604	3,785	13,389
Total	$15,586	$137,298	$152,884	$50,777	$15,889	$66,666
Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$52,115	$397,175	$449,290	$111,395	$50,394	$161,789
Class 1A	264	2,103	2,367	426	202	628
Class 2	24,149	193,815	217,964	46,990	24,567	71,557
Class 4	15,307	127,802	143,109	23,694	12,608	36,302
Total	$91,835	$720,895	$812,730	$182,505	$87,771	$270,276

331	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
	Six months ended June 30, 2025			For the period November 15, 2024[3] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [4]	$— [4]	$— [4]	$— [4]	$—	$— [4]
Class 1A	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 2	— [4]	— [4]	— [4]	— [4]	—	— [4]
Class 4	5	— [4]	5	13	—	13
Total	$5	$— [4]	$5	$13	$—	$13
Capital World Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,434	$21,740	$23,174	$11,350	$—	$11,350
Class 1A	21	363	384	144	—	144
Class 2	2,061	37,773	39,834	17,039	—	17,039
Class 4	519	11,256	11,775	3,943	—	3,943
Total	$4,035	$71,132	$75,167	$32,476	$—	$32,476
Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$290,697	$3,878,399	$4,169,096	$338,365	$1,023,186	$1,361,551
Class 1A	526	7,252	7,778	495	1,702	2,197
Class 2	159,838	2,211,126	2,370,964	163,135	597,677	760,812
Class 3	1,732	23,742	25,474	1,879	6,513	8,392
Class 4	33,021	470,380	503,401	26,050	105,495	131,545
Total	$485,814	$6,590,899	$7,076,713	$529,924	$1,734,573	$2,264,497
International Growth and Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$112	$—	$112	$461	$—	$461
Class 1A	28	—	28	156	—	156
Class 2	614	—	614	3,897	—	3,897
Class 4	669	—	669	3,584	—	3,584
Total	$1,423	$—	$1,423	$8,098	$—	$8,098
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

Capital Income Builder
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,077	$—	$9,077	$25,390	$—	$25,390
Class 1A	143	—	143	397	—	397
Class 2	212	—	212	575	—	575
Class 4	6,699	—	6,699	19,314	—	19,314
Total	$16,131	$—	$16,131	$45,676	$—	$45,676
Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,502	$1,019,238	$1,183,740	$374,078	$678,739	$1,052,817
Class 1A	434	2,795	3,229	848	1,422	2,270
Class 2	43,502	280,960	324,462	92,429	187,595	280,024
Class 3	326	2,081	2,407	693	1,326	2,019
Class 4	66,287	445,526	511,813	127,247	278,890	406,137
Total	$275,051	$1,750,600	$2,025,651	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$254	$3,585	$3,839	$1,963	$—	$1,963
Class 1A	9	152	161	64	—	64
Class 2	335	5,617	5,952	2,714	—	2,714
Class 4	324	6,279	6,603	2,307	—	2,307
Total	$922	$15,633	$16,555	$7,048	$—	$7,048
The Bond Fund of America
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,306	$—	$60,306	$305,561	$—	$305,561
Class 1A	2,233	—	2,233	8,909	—	8,909
Class 2	23,485	—	23,485	115,243	—	115,243
Class 4	10,634	—	10,634	45,913	—	45,913
Total	$96,658	$—	$96,658	$475,626	$—	$475,626
Capital World Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,662	$—	$1,662	$15,387	$—	$15,387
Class 1A	53	—	53	983	—	983
Class 2	1,727	—	1,727	16,410	—	16,410
Class 4	146	—	146	1,135	—	1,135
Total	$3,588	$—	$3,588	$33,915	$—	$33,915

333	American Funds Insurance Series

American High-Income Trust
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,793	$—	$2,793	$15,191	$—	$15,191
Class 1A	37	—	37	199	—	199
Class 2	5,937	—	5,937	35,147	—	35,147
Class 3	87	—	87	529	—	529
Class 4	1,919	—	1,919	8,336	—	8,336
Total	$10,773	$—	$10,773	$59,402	$—	$59,402
American Funds Mortgage Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$143	$—	$143	$804	$—	$804
Class 1A	23	—	23	121	—	121
Class 2	316	—	316	1,928	—	1,928
Class 4	414	—	414	2,148	—	2,148
Total	$896	$—	$896	$5,001	$—	$5,001
Ultra-Short Bond Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$267	$—	$267	$1,996	$—	$1,996
Class 1A	1	—	1	6	—	6
Class 2	1,787	—	1,787	12,857	—	12,857
Class 3	29	—	29	205	—	205
Class 4	473	—	473	2,569	—	2,569
Total	$2,557	$—	$2,557	$17,633	$—	$17,633
U.S. Government Securities Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$—	$2,151	$11,248	$—	$11,248
Class 1A	2,157	—	2,157	11,344	—	11,344
Class 2	8,060	—	8,060	42,551	—	42,551
Class 3	41	—	41	204	—	204
Class 4	1,788	—	1,788	7,920	—	7,920
Total	$14,197	$—	$14,197	$73,267	$—	$73,267
Managed Risk Growth Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$111	$558	$669	$93	$—	$93
Class P2	2,919	21,164	24,083	2,326	—	2,326
Total	$3,030	$21,722	$24,752	$2,419	$—	$2,419

American Funds Insurance Series	334

Managed Risk International Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$53	$—	$53
Class P2	4,640	—	4,640	5,422	—	5,422
Total	$4,680	$—	$4,680	$5,475	$—	$5,475
Managed Risk Growth-Income Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,511	$70,237	$95,748	$33,022	$25,142	$58,164
Class P2	3,596	10,214	13,810	4,085	3,659	7,744
Total	$29,107	$80,451	$109,558	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$208	$722	$930	$226	$138	$364
Class P2	34,023	121,132	155,155	39,976	28,786	68,762
Total	$34,231	$121,854	$156,085	$40,202	$28,924	$69,126
3
Commencement of operations.
4
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2025, total investment advisory services fees waived by CRMC were $26,151,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

335	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2025, before waiver	For the six months ended June 30, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.368%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.604
Growth Fund	.500	.275	.6	44.0	.304	.304
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.231
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.433
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.218
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.222
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	336

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$534
Class 1A	$—	$26	3
Class 2	4,295	Not applicable	515
Class 4	1,206	1,207	145
Total class-specific expenses	$5,501	$1,233	$1,197
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$133
Class 1A	$—	$7	1
Class 2	2,083	Not applicable	250
Class 4	385	385	46
Total class-specific expenses	$2,468	$392	$430

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,171
Class 1A	$—	$489	59
Class 2	24,517	Not applicable	2,942
Class 3	239	Not applicable	40
Class 4	6,668	6,668	800
Total class-specific expenses	$31,424	$7,157	$7,012
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$463
Class 1A	$—	$16	2
Class 2	4,053	Not applicable	486
Class 3	13	Not applicable	2
Class 4	575	576	69
Total class-specific expenses	$4,641	$592	$1,022

337	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$271
Class 1A	$—	$15	2
Class 2	992	Not applicable	119
Class 4	1,031	1,031	124
Total class-specific expenses	$2,023	$1,046	$516
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$924
Class 1A	$—	$38	5
Class 2	3,686	Not applicable	442
Class 4	2,299	2,299	276
Total class-specific expenses	$5,985	$2,337	$1,647

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$— *
Class 1A	$—	$— *	— *
Class 2	—	Not applicable	— *
Class 4	— *	— *	2
Total class-specific expenses	$— *	$— *	$2
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$12	2
Class 2	1,251	Not applicable	150
Class 4	349	349	42
Total class-specific expenses	$1,600	$361	$282

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,562
Class 1A	$—	$54	7
Class 2	16,700	Not applicable	2,004
Class 3	133	Not applicable	22
Class 4	3,381	3,381	406
Total class-specific expenses	$20,214	$3,435	$6,001
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 1A	$—	$9	1
Class 2	194	Not applicable	23
Class 4	209	209	25
Total class-specific expenses	$403	$218	$53

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$110
Class 1A	$—	$16	2
Class 2	23	Not applicable	3
Class 4	831	831	99
Total class-specific expenses	$854	$847	$214
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,341
Class 1A	$—	$52	6
Class 2	5,281	Not applicable	634
Class 3	28	Not applicable	5
Class 4	8,215	8,214	986
Total class-specific expenses	$13,524	$8,266	$3,972

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	338

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$14
Class 1A	$—	$5	1
Class 2	183	Not applicable	22
Class 4	191	191	23
Total class-specific expenses	$374	$196	$60
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,017
Class 1A	$—	$290	35
Class 2	3,381	Not applicable	406
Class 4	1,525	1,525	183
Total class-specific expenses	$4,906	$1,815	$1,641

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$46	6
Class 2	937	Not applicable	112
Class 4	81	80	10
Total class-specific expenses	$1,018	$126	$217
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$35
Class 1A	$—	$4	1
Class 2	660	Not applicable	79
Class 3	7	Not applicable	1
Class 4	221	221	27
Total class-specific expenses	$888	$225	$143

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	51	Not applicable	6
Class 4	66	66	8
Total class-specific expenses	$117	$69	$17
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$— *	— *
Class 2	291	Not applicable	35
Class 3	3	Not applicable	1
Class 4	88	88	10
Total class-specific expenses	$382	$88	$51

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$358	43
Class 2	1,287	Not applicable	154
Class 3	4	Not applicable	1
Class 4	280	280	34
Total class-specific expenses	$1,571	$638	$271
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$608	609
Total class-specific expenses	$608	$625

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$138	139
Total class-specific expenses	$138	$141
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$388	388
Total class-specific expenses	$388	$391

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,275
Class P2	$327	327
Total class-specific expenses	$327	$2,602
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$2,402	2,401
Total class-specific expenses	$2,402	$2,416
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2025, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease)	Total trustees’ compensation
Global Growth Fund	$10	$4	$14
Global Small Capitalization Fund	4	1	5
Growth Fund	60	21	81
International Fund	9	3	12
New World Fund	4	2	6
Washington Mutual Investors Fund	14	5	19
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	3	1	4
Growth-Income Fund	52	17	69
International Growth and Income Fund	— *	— *	— *
Capital Income Builder	2	1	3
Asset Allocation Fund	34	11	45
American Funds Global Balanced Fund	1	— *	1
The Bond Fund of America	14	4	18
Capital World Bond Fund	2	1	3
American High-Income Trust	1	— *	1
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	— *	— *
U.S. Government Securities Fund	2	1	3
Managed Risk Growth Fund	1	— *	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	2	1	3
Managed Risk Asset Allocation Fund	2	1	3
*
Amount less than one thousand.

American Funds Insurance Series	340

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$88,976	$14,964	$2,923
Global Small Capitalization Fund	17,787	7,499	1,872
Growth Fund	262,208	192,926	65,081
International Fund	95,968	38,929	6,168
New World Fund	9,610	29,959	5,791
Washington Mutual Investors Fund	73,880	101,813	14,322
Capital World Growth and Income Fund	21,390	27,562	6,719
Growth-Income Fund	332,042	383,247	101,737
International Growth and Income Fund	1,199	2,747	138
Capital Income Builder	14,710	14,805	4,080
Asset Allocation Fund	199,278	71,009	43,548
American Funds Global Balanced Fund	2,269	3,535	909
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2025.

341	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$132,465	3,800	$473,203	13,844	$(297,705)	(8,075)	$307,963	9,569
Class 1A	1,877	52	2,862	84	(1,125)	(31)	3,614	105
Class 2	18,094	501	458,474	13,654	(244,822)	(6,757)	231,746	7,398
Class 4	88,558	2,477	134,552	4,068	(49,285)	(1,386)	173,825	5,159
Total net increase (decrease)	$240,994	6,830	$1,069,091	31,650	$(592,937)	(16,249)	$717,148	22,231
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$41,857	2,403	$19,028	1,042	$(166,307)	(9,259)	$(105,422)	(5,814)
Class 1A	339	19	126	7	(191)	(11)	274	15
Class 2	21,045	1,286	39,095	2,285	(102,502)	(6,007)	(42,362)	(2,436)
Class 4	72,171	4,238	7,315	429	(18,863)	(1,119)	60,623	3,548
Total net increase (decrease)	$135,412	7,946	$65,564	3,763	$(287,863)	(16,396)	$(86,887)	(4,687)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	342

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$1,154,878	9,350	$1,813,129	14,793	$(1,579,414)	(12,694)	$1,388,593	11,449
Class 1A	73,719	595	30,539	252	(97,203)	(749)	7,055	98
Class 2	248,965	2,034	1,677,068	13,892	(1,393,936)	(11,137)	532,097	4,789
Class 3	553	5	22,118	178	(16,524)	(130)	6,147	53
Class 4	589,030	4,934	490,866	4,194	(173,917)	(1,448)	905,979	7,680
Total net increase (decrease)	$2,067,145	16,918	$4,033,720	33,309	$(3,260,994)	(26,158)	$2,839,871	24,069
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$63,294	3,490	$2,080	108	$(231,772)	(12,501)	$(166,398)	(8,903)
Class 1A	530	29	4	— [2]	(639)	(35)	(105)	(6)
Class 2	94,000	5,226	776	41	(307,337)	(16,707)	(212,561)	(11,440)
Class 3	100	5	5	— [2]	(956)	(50)	(851)	(45)
Class 4	34,797	1,938	—	—	(23,149)	(1,275)	11,648	663
Total net increase (decrease)	$192,721	10,688	$2,865	149	$(563,853)	(30,568)	$(368,267)	(19,731)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$71,378	2,538	$80,187	2,838	$(176,169)	(6,345)	$(24,604)	(969)
Class 1A	408	15	502	18	(1,825)	(67)	(915)	(34)
Class 2	30,481	1,122	35,106	1,260	(87,236)	(3,178)	(21,649)	(796)
Class 4	41,929	1,547	37,088	1,345	(71,596)	(2,638)	7,421	254
Total net increase (decrease)	$144,196	5,222	$152,883	5,461	$(336,826)	(12,228)	$(39,747)	(1,545)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$101,514	6,077	$447,861	27,045	$(433,964)	(25,486)	$115,411	7,636
Class 1A	3,863	226	2,368	144	(1,054)	(61)	5,177	309
Class 2	41,877	2,492	217,964	13,455	(205,682)	(12,318)	54,159	3,629
Class 4	179,899	10,924	143,109	8,955	(58,553)	(3,594)	264,455	16,285
Total net increase (decrease)	$327,153	19,719	$811,302	49,599	$(699,253)	(41,459)	$439,202	27,859
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$—	—	$— [2]	— [2]	$—	—	$— [2]	— [2]
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	68	6	5	1	—	—	73	7
Total net increase (decrease)	$68	6	$5	1	$—	—	$73	7
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	344

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$40,119	2,660	$22,861	1,414	$(98,762)	(6,251)	$(35,782)	(2,177)
Class 1A	1,184	74	383	23	(280)	(17)	1,287	80
Class 2	9,776	617	39,834	2,473	(88,441)	(5,547)	(38,831)	(2,457)
Class 4	26,679	1,720	11,775	752	(14,288)	(925)	24,166	1,547
Total net increase (decrease)	$77,758	5,071	$74,853	4,662	$(201,771)	(12,740)	$(49,160)	(3,007)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$511,559	7,825	$4,165,917	69,688	$(1,641,284)	(24,371)	$3,036,192	53,142
Class 1A	2,245	35	7,777	131	(1,976)	(29)	8,046	137
Class 2	63,453	961	2,370,964	40,536	(883,298)	(13,297)	1,551,119	28,200
Class 3	270	4	25,474	426	(12,167)	(178)	13,577	252
Class 4	194,913	2,988	503,401	8,808	(123,143)	(1,891)	575,171	9,905
Total net increase (decrease)	$772,440	11,813	$7,073,533	119,589	$(2,661,868)	(39,766)	$5,184,105	91,636
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$15,811	1,385	$112	9	$(5,330)	(497)	$10,593	897
Class 1A	556	53	28	3	(350)	(33)	234	23
Class 2	2,119	196	614	53	(17,536)	(1,614)	(14,803)	(1,365)
Class 4	21,208	1,980	669	59	(11,288)	(1,056)	10,589	983
Total net increase (decrease)	$39,694	3,614	$1,423	124	$(34,504)	(3,200)	$6,613	538
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,250	4,104	$9,077	689	$(55,753)	(4,314)	$6,574	479
Class 1A	723	57	143	11	(879)	(68)	(13)	— [2]
Class 2	874	66	212	16	(1,115)	(85)	(29)	(3)
Class 4	72,342	5,524	6,699	509	(39,075)	(3,019)	39,966	3,014
Total net increase (decrease)	$127,189	9,751	$16,131	1,225	$(96,822)	(7,486)	$46,498	3,490
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$214,618	8,406	$1,183,741	46,955	$(1,239,167)	(47,739)	$159,192	7,622
Class 1A	3,528	137	3,229	129	(3,619)	(139)	3,138	127
Class 2	41,143	1,602	324,461	13,093	(312,360)	(12,180)	53,244	2,515
Class 3	313	12	2,407	96	(1,415)	(54)	1,305	54
Class 4	189,713	7,467	511,813	20,873	(394,555)	(15,526)	306,971	12,814
Total net increase (decrease)	$449,315	17,624	$2,025,651	81,146	$(1,951,116)	(75,638)	$523,850	23,132
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$4,237	324	$3,840	290	$(11,565)	(878)	$(3,488)	(264)
Class 1A	256	19	161	12	(215)	(16)	202	15
Class 2	1,215	91	5,951	452	(14,274)	(1,080)	(7,108)	(537)
Class 4	20,102	1,545	6,604	511	(10,367)	(799)	16,339	1,257
Total net increase (decrease)	$25,810	1,979	$16,556	1,265	$(36,421)	(2,773)	$5,945	471
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$413,053	43,891	$59,979	6,381	$(982,200)	(103,891)	$(509,168)	(53,619)
Class 1A	44,943	4,815	2,233	240	(16,662)	(1,774)	30,514	3,281
Class 2	38,712	4,164	23,485	2,542	(206,373)	(22,197)	(144,176)	(15,491)
Class 4	111,809	12,133	10,633	1,158	(66,741)	(7,230)	55,701	6,061
Total net increase (decrease)	$608,517	65,003	$96,330	10,321	$(1,271,976)	(135,092)	$(567,129)	(59,768)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$53,252	5,284	$1,662	163	$(71,979)	(7,167)	$(17,065)	(1,720)
Class 1A	2,275	236	53	5	(18,255)	(1,837)	(15,927)	(1,596)
Class 2	34,568	3,519	1,728	172	(102,579)	(10,384)	(66,283)	(6,693)
Class 4	11,296	1,158	146	15	(5,087)	(523)	6,355	650
Total net increase (decrease)	$101,391	10,197	$3,589	355	$(197,900)	(19,911)	$(92,920)	(9,359)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$24,975	2,760	$2,778	300	$(15,383)	(1,664)	$12,370	1,396
Class 1A	537	58	37	4	(528)	(57)	46	5
Class 2	24,001	2,639	5,936	658	(45,605)	(5,041)	(15,668)	(1,744)
Class 3	172	18	87	9	(497)	(53)	(238)	(26)
Class 4	70,614	6,928	1,920	189	(33,731)	(3,336)	38,803	3,781
Total net increase (decrease)	$120,299	12,403	$10,758	1,160	$(95,744)	(10,151)	$35,313	3,412
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$172	19	$143	16	$(98)	(11)	$217	24
Class 1A	432	47	23	2	(205)	(22)	250	27
Class 2	1,345	146	316	34	(3,788)	(412)	(2,127)	(232)
Class 4	7,786	856	414	46	(3,836)	(422)	4,364	480
Total net increase (decrease)	$9,735	1,068	$896	98	$(7,927)	(867)	$2,704	299
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$6,176	542	$266	23	$(11,314)	(993)	$(4,872)	(428)
Class 1A	—	—	1	— [2]	—	—	1	— [2]
Class 2	32,949	2,991	1,788	162	(54,467)	(4,948)	(19,730)	(1,795)
Class 3	112	10	29	3	(392)	(35)	(251)	(22)
Class 4	43,286	3,915	473	43	(37,336)	(3,358)	6,423	600
Total net increase (decrease)	$82,523	7,458	$2,557	231	$(103,509)	(9,334)	$(18,429)	(1,645)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class 1	$44,977	4,581	$2,087	213	$(56,128)	(5,713)	$(9,064)	(919)
Class 1A	15,985	1,654	2,157	222	(37,901)	(3,880)	(19,759)	(2,004)
Class 2	45,477	4,677	8,060	834	(115,722)	(11,932)	(62,185)	(6,421)
Class 3	241	24	41	4	(241)	(24)	41	4
Class 4	64,712	6,659	1,788	185	(48,932)	(5,051)	17,568	1,793
Total net increase (decrease)	$171,392	17,595	$14,133	1,458	$(258,924)	(26,600)	$(73,399)	(7,547)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$492	38	$669	52	$(1,087)	(82)	$74	8
Class P2	7,709	598	24,083	1,898	(41,369)	(3,152)	(9,577)	(656)
Total net increase (decrease)	$8,201	636	$24,752	1,950	$(42,456)	(3,234)	$(9,503)	(648)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$113	14	$30	3	$(79)	(9)	$64	8
Class P2	2,379	291	1,450	178	(6,722)	(818)	(2,893)	(349)
Total net increase (decrease)	$2,492	305	$1,480	181	$(6,801)	(827)	$(2,829)	(341)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$73	6	$40	3	$(184)	(15)	$(71)	(6)
Class P2	2,835	241	4,640	398	(20,378)	(1,735)	(12,903)	(1,096)
Total net increase (decrease)	$2,908	247	$4,680	401	$(20,562)	(1,750)	$(12,974)	(1,102)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$22,938	1,634	$95,748	7,025	$(138,781)	(9,811)	$(20,095)	(1,152)
Class P2	2,032	146	13,810	1,021	(18,320)	(1,305)	(2,478)	(138)
Total net increase (decrease)	$24,970	1,780	$109,558	8,046	$(157,101)	(11,116)	$(22,573)	(1,290)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class P1	$12	1	$930	75	$(185)	(14)	$757	62
Class P2	9,933	798	155,155	13,016	(171,239)	(13,497)	(6,151)	317
Total net increase (decrease)	$9,945	799	$156,085	13,091	$(171,424)	(13,511)	$(5,394)	379
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,179,396	$757,557	$6,385,618	$2,780,244	$785,414	$1,990,904
Sales of investment securities*	1,347,163	939,607	7,875,256	2,957,157	998,449	2,405,834
Non-U.S. taxes paid on dividend income	3,677	1,787	3,183	8,711	3,916	784
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	36	—
Non-U.S. taxes refunded (paid) on realized gains	(829)	2,490	—	10,524	2,970	—
Non-U.S. taxes provided on unrealized appreciation	5,299	17,693	—	28,246	21,733	—
Interest income from affiliated issuers	5,913	—	—	—	—	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$3,209	$479,965	$7,133,302	$99,185	$393,384	$11,283,114
Sales of investment securities*	3,287	609,901	8,577,738	91,723	425,205	12,909,245
Non-U.S. taxes paid on dividend income	—	1,359	3,376	576	1,461	2,655
Non-U.S. taxes paid on realized gains	—	170	—	11	26	—
Non-U.S. taxes provided on unrealized appreciation	—	735	—	253	590	—

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	352

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$172,059	$7,186,261	$824,354	$216,134	$240,611	$—
Sales of investment securities*	186,597	7,700,521	863,783	157,435	230,976	—
Non-U.S. taxes paid on dividend income	241	—	—	(9)	—	—
Non-U.S. taxes paid on interest income	— †	8	42	—	—	—
Non-U.S. taxes paid on realized gains	42	—	427	—	—	—
Non-U.S. taxes provided on unrealized appreciation	181	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$2,190,673	$140,971	$12,970	$52,478	$491,790	$243,681
Sales of investment securities*	2,371,368	156,432	24,362	62,127	404,203	317,008
*
Excludes short-term securities and U.S. government obligations, if any.
†
Amount less than one thousand.
12. Ownership concentration

At June 30, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 17% and 13% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 17% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 99% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

353	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2025[4,5]	$36.91	$.29	$3.65	$3.94	$(.14 )	$(4.88)	$(5.02)	$35.83	11.33%[6]	$3,826	.52%[7]	.41%[7]	1.58%[7]
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
6/30/2025[4,5]	36.70	.24	3.62	3.86	(.12 )	(4.88)	(5.00)	35.56	11.19 [6]	24	.77 [7]	.66 [7]	1.34 [7]
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
6/30/2025[4,5]	36.37	.24	3.58	3.82	(.12 )	(4.88)	(5.00)	35.19	11.17 [6]	3,658	.77 [7]	.66 [7]	1.32 [7]
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
6/30/2025[4,5]	35.93	.19	3.54	3.73	(.11 )	(4.88)	(4.99)	34.67	11.05 [6]	1,083	1.02 [7]	.91 [7]	1.10 [7]
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2025[4,5]	$18.15	$.10	$1.35	$1.45	$—	$(.40 )	$(.40 )	$19.20	8.08%[6]	$885	.70%[7]	.65%[7]	1.11%[7]
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
6/30/2025[4,5]	17.88	.08	1.33	1.41	—	(.40 )	(.40 )	18.89	7.98 [6]	6	.95 [7]	.90 [7]	.87 [7]
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
6/30/2025[4,5]	17.05	.07	1.27	1.34	—	(.40 )	(.40 )	17.99	7.96 [6]	1,785	.95 [7]	.90 [7]	.86 [7]
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
6/30/2025[4,5]	17.01	.05	1.27	1.32	—	(.40 )	(.40 )	17.93	7.86 [6]	390	1.20 [7]	1.15 [7]	.61 [7]
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the table(s) for footnote(s).

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2025[4,5]	$127.47	$.21	$12.28	$12.49	$(.26 )	$(10.61)	$(10.87)	$129.09	10.26%[6]	$23,220	.34%[7]	.33%[7]
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
6/30/2025[4,5]	126.11	.05	12.14	12.19	(.21 )	(10.61)	(10.82)	127.48	10.13 [6]	394	.59 [7]	.08 [7]
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
6/30/2025[4,5]	125.79	.05	12.10	12.15	(.21 )	(10.61)	(10.82)	127.12	10.12 [6]	21,211	.59 [7]	.08 [7]
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
6/30/2025[4,5]	128.88	.09	12.43	12.52	(.22 )	(10.61)	(10.83)	130.57	10.16 [6]	287	.52 [7]	.15 [7]
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
6/30/2025[4,5]	122.38	(.10 )	11.74	11.64	(.17 )	(10.61)	(10.78)	123.24	9.99 [6]	6,178	.84 [7]	(.17 )[7]
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2025[4,5]	$17.84	$.25	$1.92	$2.17	$(.01 )	$—	$(.01 )	$20.00	12.18%[6]	$3,274	.52%[7]	2.71%[7]
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
6/30/2025[4,5]	17.75	.22	1.91	2.13	(.01 )	—	(.01 )	19.87	11.97 [6]	14	.77 [7]	2.47 [7]
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
6/30/2025[4,5]	17.75	.22	1.91	2.13	— [8]	—	— [8]	19.88	12.03 [6]	3,399	.77 [7]	2.46 [7]
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
6/30/2025[4,5]	17.90	.23	1.94	2.17	(.01 )	—	(.01 )	20.06	12.11 [6]	15	.70 [7]	2.54 [7]
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
6/30/2025[4,5]	17.46	.20	1.87	2.07	—	—	—	19.53	11.86 [6]	507	1.02 [7]	2.24 [7]
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2025[4,5]	$26.67	$.31	$3.80	$4.11	$(.04 )	$(1.21)	$(1.25)	$29.53	15.63%[6]	$1,964	.64%[7]	.57%[7]	2.24%[7]
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
6/30/2025[4,5]	26.53	.27	3.78	4.05	(.03 )	(1.21)	(1.24)	29.34	15.48 [6]	12	.89 [7]	.82 [7]	1.95 [7]
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
6/30/2025[4,5]	26.33	.27	3.75	4.02	(.03 )	(1.21)	(1.24)	29.11	15.48 [6]	852	.89 [7]	.82 [7]	1.99 [7]
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
6/30/2025[4,5]	26.09	.23	3.72	3.95	(.02 )	(1.21)	(1.23)	28.81	15.31 [6]	900	1.14 [7]	1.07 [7]	1.75 [7]
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2025[4,5]	$16.86	$.15	$1.35	$1.50	$(.06 )	$(1.20)	$(1.26)	$17.10	9.17%[6]	$6,488	.41%[7]	.26%[7]	1.79%[7]
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
6/30/2025[4,5]	16.79	.13	1.34	1.47	(.06 )	(1.20)	(1.26)	17.00	8.99 [6]	34	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
6/30/2025[4,5]	16.53	.13	1.32	1.45	(.06 )	(1.20)	(1.26)	16.72	9.01 [6]	3,098	.66 [7]	.51 [7]	1.54 [7]
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
6/30/2025[4,5]	16.34	.11	1.30	1.41	(.05 )	(1.20)	(1.25)	16.50	8.90 [6]	2,052	.91 [7]	.76 [7]	1.29 [7]
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2025[4,5]	$9.71	$.04	$.70	$.74	$— [8]	$— [8]	$— [8]	$10.45	7.56%[6]	$— [10]	.82%[7]	.54%[7]	.76%[7]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6]	— [10]	.59 [7]	.54 [7]	.72 [7]
Class 1A:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 2:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	— [10]	.82 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[6,12]	— [10]	.59 [7,12]	.54 [7,12]	.72 [7,12]
Class 4:
6/30/2025[4,5]	9.71	.04	.70	.74	— [8]	— [8]	— [8]	10.45	7.56 [6,12]	16	.83 [7,12]	.54 [7,12]	.76 [7,12]
12/31/2024[4,11]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[6,12]	15	.59 [7,12]	.55 [7,12]	.71 [7,12]
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2025[4,5]	$15.53	$.17	$1.82	$1.99	$(.04 )	$(.61 )	$(.65 )	$16.87	13.03%[6]	$612	.52%[7]	.42%[7]	2.19%[7]
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
6/30/2025[4,5]	15.44	.16	1.79	1.95	(.03 )	(.61 )	(.64 )	16.75	12.86 [6]	11	.77 [7]	.67 [7]	1.97 [7]
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
6/30/2025[4,5]	15.49	.15	1.81	1.96	(.03 )	(.61 )	(.64 )	16.81	12.88 [6]	1,060	.77 [7]	.67 [7]	1.94 [7]
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
6/30/2025[4,5]	15.08	.13	1.76	1.89	(.03 )	(.61 )	(.64 )	16.33	12.73 [6]	315	1.02 [7]	.92 [7]	1.72 [7]
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2025[4,5]	$69.59	$.43	$4.69	$5.12	$(.18 )	$(12.13)	$(12.31)	$62.40	8.13%[6]	$25,262	.28%[7]	1.27%[7]
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
6/30/2025[4,5]	69.10	.34	4.64	4.98	(.15 )	(12.13)	(12.28)	61.80	7.98 [6]	48	.53 [7]	1.02 [7]
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
6/30/2025[4,5]	68.38	.33	4.60	4.93	(.14 )	(12.13)	(12.27)	61.04	8.00 [6]	14,111	.53 [7]	1.02 [7]
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
6/30/2025[4,5]	69.76	.37	4.69	5.06	(.15 )	(12.13)	(12.28)	62.54	8.02 [6]	155	.46 [7]	1.09 [7]
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
6/30/2025[4,5]	67.14	.25	4.49	4.74	(.12 )	(12.13)	(12.25)	59.63	7.85 [6]	2,986	.78 [7]	.77 [7]
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2025[4,5]	$10.19	$.23	$1.95	$2.18	$(.05 )	$—	$(.05 )	$12.32	21.40%[6]	$31	.54%[7]	.54%[7]	4.06%[7]
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	8	.79 [7]	.79 [7]	3.60 [7]
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
6/30/2025[4,5]	9.91	.19	1.90	2.09	(.04 )	—	(.04 )	11.96	21.15 [6]	164	.79 [7]	.79 [7]	3.53 [7]
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
6/30/2025[4,5]	9.74	.18	1.87	2.05	(.04 )	—	(.04 )	11.75	21.07 [6]	193	1.04 [7]	1.04 [7]	3.36 [7]
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2025[4,5]	$12.39	$.25	$1.27	$1.52	$(.16 )	$—	$(.16 )	$13.75	12.33%[6]	$793	.40%[7]	.27%[7]	3.88%[7]
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
6/30/2025[4,5]	12.38	.23	1.26	1.49	(.14 )	—	(.14 )	13.73	12.12 [6]	14	.65 [7]	.52 [7]	3.63 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
6/30/2025[4,5]	12.38	.23	1.27	1.50	(.14 )	—	(.14 )	13.74	12.20 [6]	20	.65 [7]	.52 [7]	3.64 [7]
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
6/30/2025[4,5]	12.36	.22	1.27	1.49	(.13 )	—	(.13 )	13.72	12.09 [6]	739	.90 [7]	.77 [7]	3.39 [7]
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2025[4,5]	$26.04	$.30	$1.76	$2.06	$(.12 )	$(1.91)	$(2.03)	$26.07	8.20%[6]	$16,240	.30%[7]	2.32%[7]
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
6/30/2025[4,5]	25.88	.27	1.74	2.01	(.11 )	(1.91)	(2.02)	25.87	8.04 [6]	45	.55 [7]	2.08 [7]
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
6/30/2025[4,5]	25.65	.26	1.73	1.99	(.11 )	(1.91)	(2.02)	25.62	8.04 [6]	4,401	.55 [7]	2.07 [7]
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
6/30/2025[4,5]	26.08	.28	1.75	2.03	(.11 )	(1.91)	(2.02)	26.09	8.07 [6]	34	.48 [7]	2.14 [7]
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
6/30/2025[4,5]	25.41	.23	1.72	1.95	(.10 )	(1.91)	(2.01)	25.35	7.95 [6]	6,956	.80 [7]	1.82 [7]
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2025[4,5]	$12.96	$.20	$1.05	$1.25	$(.04 )	$(.53 )	$(.57 )	$13.64	9.72%[6]	$97	.52%[7]	.50%[7]	3.02%[7]
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
6/30/2025[4,5]	12.87	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.54	9.66 [6]	4	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
6/30/2025[4,5]	12.89	.18	1.05	1.23	(.03 )	(.53 )	(.56 )	13.56	9.64 [6]	149	.77 [7]	.75 [7]	2.78 [7]
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
6/30/2025[4,5]	12.66	.16	1.04	1.20	(.03 )	(.53 )	(.56 )	13.30	9.55 [6]	169	1.02 [7]	1.00 [7]	2.54 [7]
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2025[4,5]	$9.27	$.22	$.18	$.40	$(.09 )	$—	$(.09 )	$9.58	4.30%[6]	$6,713	.39%[7]	.24%[7]	4.64%[7]
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
6/30/2025[4,5]	9.20	.20	.18	.38	(.08 )	—	(.08 )	9.50	4.18 [6]	260	.64 [7]	.49 [7]	4.40 [7]
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
6/30/2025[4,5]	9.12	.20	.18	.38	(.08 )	—	(.08 )	9.42	4.21 [6]	2,710	.64 [7]	.49 [7]	4.39 [7]
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
6/30/2025[4,5]	9.07	.19	.18	.37	(.08 )	—	(.08 )	9.36	3.98 [6]	1,283	.89 [7]	.74 [7]	4.14 [7]
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2025[4,5]	$9.63	$.21	$.63	$.84	$(.03 )	$—	$(.03 )	$10.44	8.71%[6]	$619	.48%[7]	.48%[7]	4.18%[7]
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
6/30/2025[4,5]	9.54	.19	.62	.81	(.02 )	—	(.02 )	10.33	8.51 [6]	26	.73 [7]	.73 [7]	3.94 [7]
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
6/30/2025[4,5]	9.52	.19	.62	.81	(.02 )	—	(.02 )	10.31	8.55 [6]	755	.73 [7]	.73 [7]	3.93 [7]
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
6/30/2025[4,5]	9.37	.18	.61	.79	(.02 )	—	(.02 )	10.14	8.45 [6]	72	.98 [7]	.98 [7]	3.67 [7]
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2025[4,5]	$9.19	$.32	$.06	$.38	$(.11 )	$—	$(.11 )	$9.46	4.13%[6]	$249	.44%[7]	.32%[7]	7.03%[7]
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
6/30/2025[4,5]	9.15	.31	.05	.36	(.10 )	—	(.10 )	9.41	4.00 [6]	3	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
6/30/2025[4,5]	8.96	.30	.05	.35	(.10 )	—	(.10 )	9.21	3.97 [6]	535	.69 [7]	.57 [7]	6.78 [7]
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
6/30/2025[4,5]	9.25	.32	.04	.36	(.10 )	—	(.10 )	9.51	3.96 [6]	8	.62 [7]	.50 [7]	6.85 [7]
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
6/30/2025[4,5]	10.07	.33	.06	.39	(.10 )	—	(.10 )	10.36	3.90 [6]	200	.94 [7]	.82 [7]	6.53 [7]
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2025[4,5]	$9.08	$.23	$.24	$.47	$(.08 )	$—	$(.08 )	$9.47	5.15%[6]	$18	.35%[7]	.27%[7]	5.03%[7]
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
6/30/2025[4,5]	8.96	.22	.22	.44	(.07 )	—	(.07 )	9.33	4.96 [6]	3	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
6/30/2025[4,5]	8.98	.22	.23	.45	(.07 )	—	(.07 )	9.36	5.05 [6]	41	.60 [7]	.52 [7]	4.78 [7]
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
6/30/2025[4,5]	8.86	.20	.23	.43	(.07 )	—	(.07 )	9.22	4.86 [6]	56	.85 [7]	.77 [7]	4.53 [7]
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2025[4,5]	$11.31	$.23	$.01	$.24	$(.09 )	$—	$(.09 )	$11.46	2.13%[6]	$34	.29%[7]	4.13%[7]
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
6/30/2025[4,5]	11.31	.22	— [8]	.22	(.09 )	—	(.09 )	11.44	1.91 [6]	— [10]	.52 [7]	3.91 [7]
12/31/2024	11.35	.55	— [8]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
6/30/2025[4,5]	10.93	.21	— [8]	.21	(.09 )	—	(.09 )	11.05	1.88 [6]	228	.54 [7]	3.88 [7]
12/31/2024	10.98	.53	— [8]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
6/30/2025[4,5]	11.08	.22	— [8]	.22	(.09 )	—	(.09 )	11.21	1.96 [6]	4	.47 [7]	3.95 [7]
12/31/2024	11.13	.54	— [8]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
6/30/2025[4,5]	11.00	.20	(.01 )	.19	(.08 )	—	(.08 )	11.11	1.76 [6]	58	.79 [7]	3.63 [7]
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2025[4,5]	$9.59	$.22	$.25	$.47	$(.08 )	$—	$(.08 )	$9.98	4.94%[6]	$270	.33%[7]	.26%[7]	4.45%[7]
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
6/30/2025[4,5]	9.53	.20	.26	.46	(.08 )	—	(.08 )	9.91	4.82 [6]	277	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
6/30/2025[4,5]	9.46	.20	.25	.45	(.08 )	—	(.08 )	9.83	4.75 [6]	1,029	.58 [7]	.51 [7]	4.20 [7]
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
6/30/2025[4,5]	9.62	.21	.25	.46	(.08 )	—	(.08 )	10.00	4.79 [6]	5	.51 [7]	.44 [7]	4.27 [7]
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
6/30/2025[4,5]	9.44	.19	.26	.45	(.08 )	—	(.08 )	9.81	4.73 [6]	236	.83 [7]	.76 [7]	3.95 [7]
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2025[4,5]	$13.35	$.02	$.70	$.72	$(.11 )	$(.57 )	$(.68 )	$13.39	5.67%[6]	$14	.39%[7]	.36%[7]	.68%[7]	.33%[7]
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
6/30/2025[4,5]	13.19	— [8]	.70	.70	(.08 )	(.57 )	(.65 )	13.24	5.53 [6]	506	.65 [7]	.62 [7]	.94 [7]	.08 [7]
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
6/30/2025[4,5]	$8.23	$— [8]	$.30	$.30	$(.13 )	$—	$(.13 )	$8.40	3.73%[6]	$2	.43%[7]	.39%[7]	.86%[7]	.08%[7]
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
6/30/2025[4,5]	8.18	(.01 )	.31	.30	(.11 )	—	(.11 )	8.37	3.69 [6]	112	.69 [7]	.66 [7]	1.13 [7]	(.19 )[7]
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2025[4,5]	$11.76	$.03	$.50	$.53	$(.18 )	$—	$(.18 )	$12.11	4.56%[6]	$3	.39%[7]	.36%[7]	.61%[7]	.57%[7]
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
6/30/2025[4,5]	11.69	.02	.49	.51	(.18 )	—	(.18 )	12.02	4.39 [6]	315	.66 [7]	.62 [7]	.87 [7]	.32 [7]
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[13]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]	Net effective expense ratio[2,5,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2025[4,5]	$14.35	$.03	$.50	$.53	$(.20 )	$(.56 )	$(.76 )	$14.12	3.89%[6]	$1,856	.39%[7]	.36%[7]	.63%[7]	.49%[7]
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
6/30/2025[4,5]	14.25	.02	.49	.51	(.20 )	(.56 )	(.76 )	14.00	3.72 [6]	267	.64 [7]	.61 [7]	.88 [7]	.24 [7]
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
6/30/2025[4,5]	$13.20	$.05	$.56	$.61	$(.24 )	$(.83 )	$(1.07)	$12.74	4.83%[6]	$12	.39%[7]	.36%[7]	.65%[7]	.70%[7]
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
6/30/2025[4,5]	12.78	.03	.54	.57	(.23 )	(.83 )	(1.06)	12.29	4.71 [6]	1,942	.64 [7]	.61 [7]	.90 [7]	.43 [7]
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Capital Income Builder	34%	49%	59%	48%	60%	110%
Asset Allocation Fund	33	43	54	42	45	49
American Funds Global Balanced Fund	28	55	43	111	36	68
The Bond Fund of America	66	102	129	77	87	72
Capital World Bond Fund	31	54	110	114	64	88
American Funds Mortgage Fund	30	52	85	56	38	123
U.S. Government Securities Fund	23	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Six months ended June 30, 2025[4,5,6]	Year ended December 31,
		2024	2023	2022	2021	2020
Global Growth Fund	15%	41%	29%	29%	18%	17%
Global Small Capitalization Fund	27	47	36	40	29	38
Growth Fund	14	23	23	29	25	32
International Fund	42	35	28	42	44	40
New World Fund	23	55	36	40	43	70
Washington Mutual Investors Fund	18	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	22	4 [4,6,11]
Capital World Growth and Income Fund	26	34	29	42	85	36
Growth-Income Fund	18	45	26	25	24	33
International Growth and Income Fund	27	39	38	48	41	56
Capital Income Builder	43	107	149	126	93	184
Asset Allocation Fund	59	129	159	118	124	145
American Funds Global Balanced Fund	47	141	103	126	39	86
The Bond Fund of America	120	398	545	415	456	461
Capital World Bond Fund	60	269	286	188	91	145
American High-Income Trust	18	45	40	34	56	78
American Funds Mortgage Fund	222	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	150	398	744	695	433	867
Managed Risk Growth Fund	29	14	39	97	32	80
Managed Risk International Fund	12	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	17	8	19	70	16	101
Managed Risk Growth-Income Fund	20	13	21	67	13	38
Managed Risk Asset Allocation Fund	13	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

375	American Funds Insurance Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Insurance Series	376

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The agreement was amended to add U.S. Small and Mid Cap Equity Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

377	American Funds Insurance Series

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	378

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2026. The advisory agreement was amended to permanently reduce the advisory fee for each fund within the series from 15 basis points to 10 basis points. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

379	American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC had agreed to eliminate its waiver of 5 basis points of the advisory fee for each of the funds and to permanently reduce the advisory fee of the funds from 15 basis points to 10 basis points, and that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	380

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2) The certification required under Section 906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series, is attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 5, 2025

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date: September 5, 2025